UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: May 31, 2022

Date of reporting period: November 30, 2021

Item 1. Reports to Stockholders.

November 30, 2021

SEMI-ANNUAL REPORT

SEI Institutional Investments Trust

❯	Large Cap Fund

❯	Large Cap Disciplined Equity Fund

❯	Large Cap Index Fund

❯	S&P 500 Index Fund

❯	Extended Market Index Fund

❯	Small Cap Fund

❯	Small Cap II Fund

❯	Small/Mid Cap Equity Fund

❯	U.S. Equity Factor Allocation Fund

❯	U.S. Managed Volatility Fund

❯	Global Managed Volatility Fund

❯	World Equity Ex-US Fund

❯	Screened World Equity Ex-US Fund

❯	World Select Equity Fund

❯	Emerging Markets Equity Fund

❯	Opportunistic Income Fund

❯	Core Fixed Income Fund

❯	High Yield Bond Fund

❯	Long Duration Fund

❯	Long Duration Credit Fund

❯	Ultra Short Duration Bond Fund

❯	Emerging Markets Debt Fund

❯	Real Return Fund

❯	Limited Duration Bond Fund

❯	Intermediate Duration Credit Fund

❯	Dynamic Asset Allocation Fund

❯	Multi-Asset Real Return Fund

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

seic.com

TABLE OF CONTENTS

Summary Schedules of Investments/Schedules of Investments/Consolidated Summary Schedule of Investments/Consolidated Schedule of Investments	1
Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities	328
Statements of Operations/Consolidated Statements of Operations	334
Statements of Changes in Net Assets/Consolidated Statements of Changes in Net Assets	340
Consolidated Statement of Cash Flows	348
Financial Highlights/Consolidated Financial Highlights	349
Notes to Financial Statements/Consolidated Notes to Financial Statements	354
Disclosure of Fund Expenses	393
Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements	395

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Large Cap Fund

†	Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.5%
Communication Services — 6.3%
Alphabet Inc, Cl A *	0.4%	1,509	$4,282
Alphabet Inc, Cl C *	1.9	6,590	18,775
Meta Platforms Inc, Cl A *	0.8	22,956	7,448
Other Securities (A)	3.2		32,115
			62,620

Consumer Discretionary — 11.2%
Amazon.com Inc *	2.3	6,594	23,125
General Motors Co *	0.6	107,098	6,198
Lowe's Cos Inc	1.2	47,309	11,571
NIKE Inc, Cl B	0.6	34,047	5,762
Target Corp	0.8	31,675	7,724
Tesla Inc *	0.8	6,494	7,434
Other Securities	4.9		49,780
			111,594

Consumer Staples — 7.2%
Kroger Co/The	0.5	130,560	5,422
Philip Morris International Inc	0.8	89,509	7,693
Unilever PLC ADR	0.8	150,544	7,655
Other Securities	5.1		50,506
			71,276

Energy — 2.5%
Chevron Corp	0.9	81,573	9,207
Exxon Mobil Corp	0.6	95,557	5,718
Other Securities	1.0		9,930
			24,855

Financials — 15.0%
Bank of America Corp	0.9	196,810	8,752
Berkshire Hathaway Inc, Cl B *	0.9	32,092	8,880
Charles Schwab Corp/The	0.6	77,439	5,993
Citigroup Inc	0.7	110,256	7,023
First Republic Bank/CA	0.9	41,854	8,775
JPMorgan Chase & Co	0.7	44,322	7,040
Markel Corp *	0.6	4,829	5,770

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Moody's Corp	0.6%	16,071	$6,278
Morgan Stanley	0.9	90,438	8,575
State Street Corp	0.7	79,981	7,116
US Bancorp	0.7	125,826	6,963
Other Securities ‡	6.8		68,726
			149,891

Health Care — 13.7%
Amgen Inc	0.6	29,810	5,928
CVS Health Corp	0.9	102,775	9,153
Johnson & Johnson	1.7	106,828	16,658
Medtronic PLC	0.6	55,982	5,973
Merck & Co Inc	0.9	124,453	9,323
Mettler-Toledo International Inc *	0.6	3,771	5,710
Pfizer Inc	1.4	262,799	14,120
UnitedHealth Group Inc	1.1	25,292	11,235
Other Securities	5.9		57,762
			135,862

Industrials — 9.8%
Honeywell International Inc	0.7	31,685	6,408
TransDigm Group Inc *	0.7	12,702	7,342
United Parcel Service Inc, Cl B	0.8	38,150	7,568
Other Securities (A)	7.6		75,419
			96,737

Information Technology — 23.9%
Adobe Inc *	1.3	19,650	13,163
Apple Inc	2.8	165,750	27,398
Applied Materials Inc	0.6	41,555	6,117
Broadcom Inc	0.7	12,641	6,999
Cisco Systems Inc/Delaware	0.8	138,114	7,574
Intel Corp	1.0	202,531	9,964
Intuit Inc	1.5	21,968	14,330
Microchip Technology Inc	1.1	126,185	10,528
Microsoft Corp	3.6	107,340	35,485
NVIDIA Corp	0.9	28,122	9,189
salesforce.com *	1.0	34,611	9,863
Visa Inc, Cl A	0.7	33,627	6,516
Other Securities	7.9		79,064
			236,190

Materials — 3.7%
Air Products and Chemicals Inc	0.6	19,074	5,483
Other Securities	3.1		31,353
			36,836

Real Estate — 2.5%
American Tower Corp, Cl A ‡	0.6	21,568	5,661
Other Securities ‡	1.9		19,670
			25,331

Utilities — 1.7%
NextEra Energy Inc	0.6	63,421	5,504

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Large Cap Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Other Securities	1.1%		$10,941
			16,445

Total Common Stock
(Cost $639,864) ($ Thousands)			967,637

AFFILIATED PARTNERSHIP — 0.5%
SEI Liquidity Fund, L.P.
0.020% **†(B)	0.5	5,250,179	5,253

Total Affiliated Partnership
(Cost $5,251) ($ Thousands)			5,253

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	2.1%	21,224,588	$21,225

Total Cash Equivalent
(Cost $21,225) ($ Thousands)			21,225

Total Investments in Securities — 100.1%
(Cost $666,340)($ Thousands)			$994,115

A list of the open futures contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	48	Dec-2021	$10,745	$10,959	$214
S&P Mid Cap 400 Index E-MINI	5	Dec-2021	1,421	1,353	(68)
			$12,166	$12,312	$146

Percentages are based on a Net Assets of $992,717 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2021 (see Note 12). The total market value of securities on loan at November 30, 2021, was $5,109 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2021 was $5,253 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
PLC — Public Limited Company
S&P— Standard & Poor's

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	967,637	–	–	967,637
Affiliated Partnership	–	5,253	–	5,253
Cash Equivalent	21,225	–	–	21,225
Total Investments in Securities	988,862	5,253	–	994,115

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	214	–	–	214
Unrealized Depreciation	(68)	–	–	(68)
Total Other Financial Instruments	146	–	–	146

*	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$625	$38,652	$(34,024)	$—	$—	$5,253	5,250,179	$11	$—
SEI Daily Income Trust, Government Fund, Cl F	22,716	190,852	(192,343)	—	—	21,225	21,224,588	1	—
Totals	$23,341	$229,504	$(226,367)	$—	$—	$26,478		$12	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Large Cap Disciplined Equity Fund

†	Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK — 90.9%
Communication Services — 4.6%
Alphabet Inc, Cl A *	0.9%	4,866	$13,810
Alphabet Inc, Cl C *	0.8	4,581	13,051
Meta Platforms Inc, Cl A *	1.4	69,003	22,388
Other Securities	1.5		27,273
			76,522

Consumer Discretionary — 8.9%
Amazon.com Inc *	1.3	6,315	22,147
Dollar General Corp	0.5	41,166	9,110
Home Depot Inc/The	0.9	39,841	15,960
Lowe's Cos Inc	0.7	45,698	11,177
Ralph Lauren Corp, Cl A	0.5	70,331	8,161
Tesla Inc *	0.7	10,226	11,706
Other Securities	4.3		70,332
			148,593

Consumer Staples — 6.1%
Coca-Cola Co/The	0.6	202,364	10,614
Coca-Cola Europacific Partners PLC	0.5	176,669	8,722
Costco Wholesale Corp	0.9	28,041	15,125
Walmart Inc	0.8	91,130	12,816
Other Securities	3.3		53,652
			100,929

Energy — 3.0%
Baker Hughes Co, Cl A	0.7	490,914	11,458
Exxon Mobil Corp	0.7	191,120	11,436
Other Securities	1.6		26,749
			49,643

Financials — 12.1%
Bank of America Corp	1.0	355,849	15,825
Berkshire Hathaway Inc, Cl B *	0.6	34,828	9,637
Capital One Financial Corp	0.8	96,626	13,579
Citigroup Inc	0.5	123,198	7,848
JPMorgan Chase & Co	0.7	75,932	12,060

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Progressive Corp/The	0.5%	95,130	$8,841
Synchrony Financial	0.8	306,901	13,746
Willis Towers Watson PLC	0.6	46,186	10,431
Other Securities	6.6		106,578
			198,545

Health Care — 13.0%
CVS Health Corp	0.8	156,241	13,915
Humana Inc	0.6	24,935	10,466
Johnson & Johnson	1.3	135,100	21,066
Medtronic PLC	0.8	113,891	12,152
Pfizer Inc	0.5	164,496	8,839
UnitedHealth Group Inc	1.9	71,569	31,792
Other Securities	7.1		116,252
			214,482

Industrials — 9.2%
Deere & Co	0.5	26,062	9,005
Honeywell International Inc	0.8	67,423	13,636
Ingersoll Rand Inc	0.5	133,786	7,805
Parker-Hannifin Corp	0.5	27,532	8,316
Stanley Black & Decker Inc	0.8	78,109	13,650
United Parcel Service Inc, Cl B	0.6	46,446	9,213
Other Securities	5.5		91,671
			153,296

Information Technology — 24.3%
Apple Inc	4.8	485,196	80,203
Automatic Data Processing Inc	0.5	33,821	7,809
Broadcom Inc	1.2	35,158	19,466
Cisco Systems Inc/Delaware	0.7	215,391	11,812
Global Payments Inc	0.8	109,300	13,011
Intuit Inc	0.5	12,256	7,995
Microsoft Corp	4.6	230,781	76,294
Motorola Solutions Inc	0.7	42,576	10,779
NVIDIA Corp	1.6	81,950	26,778
Oracle Corp	0.5	95,492	8,665
QUALCOMM Inc	0.8	75,007	13,543
Visa Inc, Cl A	0.7	56,256	10,901
Other Securities	6.9		116,378
			403,634

Materials — 4.0%
Air Products and Chemicals Inc	0.6	33,515	9,634
PPG Industries Inc	0.5	53,381	8,230
Other Securities	2.9		48,496
			66,360

Real Estate — 2.9%
Crown Castle International Corp ‡	0.5	50,085	9,098
Other Securities ‡	2.4		38,520
			47,618

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 2.8%
NextEra Energy Inc	0.7%	133,872	$11,617
Other Securities	2.1		34,307
			45,924

Total Common Stock
(Cost $1,185,297) ($ Thousands)			1,505,546

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	3.6%	59,603,898	$59,604

Total Cash Equivalent
(Cost $59,604) ($ Thousands)			59,604

Total Investments in Securities — 94.5%
(Cost $1,244,901)($ Thousands)			$1,565,150

A list of the open futures contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	123	Dec-2021	$28,050	$28,082	$32

A list of the open OTC Swap agreement held by the Fund at November 30, 2021, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
Bank of America Merrill Lynch	United States Custom Basket of Securities	1 Month + 0.15%	Asset Returns	Monthly	02/28/2022	USD	89,438	$3,803	$–	$3,803
								$3,803	$–	$3,803

The following table represents the individual stock exposures comprising the Custom Basket Total Return Swap as of November 30, 2021:

United States Custom Basket of Long Securities

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
16,400	AGILON HEALTH INC	USD	$397	$(36)	$(36)	0.65%
8,900	ALASKA AIR GROUP INC	USD	495	(68)	(68)	1.23
6,226	ALPHABET INC-CL A	USD	18,485	(367)	(367)	6.62
32,600	ALTRIA GROUP INC	USD	1,474	(83)	(83)	1.50
5,848	AMAZON.COM INC	USD	20,735	89	89	(1.61)
689	ANTHEM INC	USD	299	(18)	(18)	0.32
4,341	BECTON DICKINSON AND CO	USD	1,058	(9)	(9)	0.16
52,700	BJ'S WHOLESALE C	USD	3,290	231	231	(4.17)
1,113	BOOKING HOLDINGS INC	USD	2,677	(336)	(336)	6.06
-	BOYD GAMING CORP	USD	-	(7)	(7)	0.13
-	CALLAWAY GOLF COMPANY	USD	-	(7)	(7)	0.13
6,748	CHARTER COMMUN-A	USD	4,654	(225)	(225)	4.06
15,500	CORTEVA INC	USD	750	(44)	(44)	0.79
193,500	COTY INC-CL A	USD	2,096	(254)	(254)	4.58
-	CRACKER BARREL	USD	-	74	74	(1.34)
3,100	CROWDSTRIKE HO-A	USD	788	(112)	(112)	2.02
2,400	ELASTIC NV	USD	438	(54)	(54)	0.97
54,300	EXELIXIS INC	USD	981	(84)	(84)	1.52
23,700	EXPEDIA GROUP INC	USD	4,209	(392)	(392)	7.08
205,300	FIRST HORIZON CORP	USD	3,537	(196)	(196)	3.54
-	FUBOTV INC	USD	-	18	18	(0.32)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Large Cap Disciplined Equity Fund (Continued)

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
8,400	GENERAL MILLS INC	USD	$ 535	$ (7)	$ (7)	0.13%
42,600	GILEAD SCIENCES INC	USD	2,863	105	105	(1.90)
26,600	HARTFORD FINL SV	USD	1,924	(127)	(127)	2.29
258,900	HEWLETT PACKA	USD	3,806	(106)	(106)	1.91
22,200	HOULIHAN LOKEY INC	USD	2,581	(139)	(139)	2.51
14,738	HUNTINGTON INGAL	USD	2,806	(163)	(163)	2.94
1,400	IAC/INTERACTIVECORP	USD	191	(8)	(8)	0.14
23,900	INCYTE CORP	USD	1,558	46	46	(0.83)
8,500	JANUS HENDERSON GROUP PLC	USD	405	(34)	(34)	0.61
-	KNIGHT-SWIFT TRA	USD	-	(21)	(21)	0.38
-	LEMONADE INC	USD	-	77	77	(1.39)
10,126	LENNOX INTERNATIONAL INC	USD	3,186	16	16	(0.29)
69,700	LEVI STRAUSS & CO	USD	1,895	(115)	(115)	2.08
30,300	MARSH & MCLENNAN COS	USD	5,071	(33)	(33)	0.60
11,800	MCKESSON CORP	USD	2,619	(4)	(4)	0.07
-	MODERNA INC	USD	-	12	12	(0.22)
5,801	MONGODB INC	USD	3,260	(330)	(330)	5.96
8,700	MONSTER BEVERAGE CORP	USD	788	(41)	(41)	0.74
6,816	MSCI INC	USD	4,505	(159)	(159)	2.87
-	NETAPP INC	USD	-	35	35	(0.63)
54,500	NEWS CORP - CLASS A	USD	1,279	(98)	(98)	1.77
33,500	NIKE INC -CL B	USD	5,656	3	3	(0.05)
-	NIKOLA CORP	USD	-	35	35	(0.63)
102,100	NRG ENERGY INC	USD	3,745	(81)	(81)	1.46
52,379	OLIN CORP	USD	3,338	(464)	(464)	8.38
24,600	ORGANON & CO	USD	821	(91)	(91)	1.64
7,000	PALO ALTO NETWORKS INC	USD	3,626	227	227	(4.10)
25,600	PENSKE AUTOMOTIV	USD	2,813	(237)	(237)	4.28
55,500	PHILIP MORRIS IN	USD	5,292	(496)	(496)	8.95
25,000	POST HOLDINGS INC	USD	2,691	(239)	(239)	4.31
13,941	PUBLIC STORAGE	USD	4,625	9	9	(0.16)
4,700	QUALCOMM INC	USD	858	(8)	(8)	0.14
24,100	RAPID7 INC	USD	3,193	(159)	(159)	2.87
26,700	REINSURANCE GROU	USD	2,989	(410)	(410)	7.40
19,100	RELIANCE STEEL & ALUMINUM	USD	3,153	(252)	(252)	4.55
29,900	SCHNEIDER NATL-B	USD	783	(33)	(33)	0.60
32,600	STARBUCKS CORP	USD	3,647	(28)	(28)	0.51
58,000	SYNOVUS FINANCIAL CORP	USD	2,863	(202)	(202)	3.65
33,200	TARGA RESOURCES CORP	USD	1,831	(99)	(99)	1.79
10,563	TESLA INC	USD	10,704	1,425	1,425	(25.72)
8,400	TJX COMPANIES INC	USD	582	(2)	(2)	0.04
24,500	UNITED PARCEL-B	USD	5,160	(245)	(245)	4.42
15,700	UNIVERSAL HLTH-B	USD	2,008	(118)	(118)	2.13
5,600	VAIL RESORTS INC	USD	1,966	(143)	(143)	2.58
6,200	VEEVA SYSTEMS INC-CLASS A	USD	1,956	(177)	(177)	3.19
64,400	Vistra Corp.	USD	1,318	(24)	(24)	0.43
5,000	WALT DISNEY CO/THE	USD	792	(69)	(69)	1.25
-	WELLS FARGO & CO	USD	-	4	4	(0.07)
25,600	WESTLAKE CHEMICAL CORP	USD	2,647	(251)	(251)	4.53
44,700	WESTROCK CO	USD	2,196	(202)	(202)	3.65
-	ZENDESK INC	USD	-	1	1	(0.02)
17,306	ZOOMINFO TECHNOLOGIES INC	USD	1,307	(243)	(243)	4.39
7,600	ZSCALER INC	USD	2,628	3	3	(0.05)
			$190,823	$(5,540)	$(5,540)	$100.00%

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

United States Custom Basket of Short Securities

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
(21,600)	ADAPTIVE BIOTECHNOLOGIES	USD	$(704)	$135	$135	1.44%
(6,200)	AFFIRM HLDGS INC	USD	(918)	137	137	1.47
(3,200)	AGREE REALTY CORP	USD	(226)	6	6	0.06
(300)	ALLAKOS INC	USD	(25)	1	1	0.01
(145,200)	AMCOR PLC	USD	(1,799)	100	100	1.07
(74,000)	AMERICOLD REALTY TRUST	USD	(2,306)	(101)	(101)	(1.08)
(19,400)	AMERIS BANCORP	USD	(1,047)	101	101	1.08
(12,800)	ARAMARK	USD	(486)	55	55	0.59
(20,700)	ASANA INC - CL A	USD	(2,823)	713	713	7.63
(23,700)	ATMOS ENERGY CORP	USD	(2,280)	79	79	0.85
(16,000)	AVANGRID INC	USD	(816)	(10)	(10)	(0.11)
(21,300)	BEYOND MEAT INC	USD	(1,785)	289	289	3.09
(21,800)	BLACKSTONE MOR-A	USD	(730)	68	68	0.73
(36,000)	BLUE OWL CAPITAL	USD	(577)	24	24	0.26
(7,600)	BRAZE INC COM CL A	USD	(565)	(13)	(13)	(0.14)
(18,200)	BRIDGEBIO PHARMA INC	USD	(877)	166	166	1.78
(4,200)	C3.AI INC-A	USD	(203)	49	49	0.52
(12,200)	CADENCE BANK	USD	(381)	25	25	0.27
(1,600)	CAESARS ENTERTAINMENT INC	USD	(167)	26	26	0.28
(2,400)	CARMAX INC	USD	(359)	14	14	0.15
(40,400)	CCC INTELLIGENT SOLUTIONS HLD	USD	(520)	(1)	(1)	(0.01)
(2,900)	CELSIUS HOLDINGS INC	USD	(226)	24	24	0.26
(8,900)	CEREVEL THERAPEU	USD	(345)	72	72	0.77
(8,400)	CHART INDUSTRIES INC	USD	(1,621)	153	153	1.64
(4,800)	CIVITAS RESOURCES INC	USD	(250)	2	2	0.02
(27,000)	CLEARWAY ENERGY INC-C	USD	(1,023)	2	2	0.02
(110,000)	CLEVELAND-CLIFFS INC	USD	(2,389)	179	179	1.92
(9,300)	DARDEN RESTAURANTS INC	USD	(1,379)	96	96	1.03
(27,500)	DRAFTKINGS INC - CL A	USD	(1,082)	159	159	1.70
(15,600)	EBAY INC	USD	(1,158)	90	90	0.96
(11,400)	ELEMENT SOLUTIONS INC	USD	(292)	30	30	0.32
(2,400)	ENVESTNET INC	USD	(199)	17	17	0.18
(96,600)	EQUITRANS MIDSTREAM CORP	USD	(1,007)	68	68	0.73
(40,400)	ESSENTIAL UTILITIES INC	USD	(1,921)	(32)	(32)	(0.34)
(26,700)	EVERSOURCE ENERGY	USD	(2,229)	(36)	(36)	(0.39)
(14,700)	FASTLY INC - CLASS A	USD	(729)	150	150	1.61
(2,300)	FATE THERAPEUTICS INC	USD	(124)	3	3	0.03
(2,233)	FIRST CITIZENS-A	USD	(1,888)	56	56	0.60
(25,000)	FIRST FINL BANKSHARES INC	USD	(1,360)	114	114	1.22
(13,400)	FIRST SOLAR INC	USD	(1,505)	196	196	2.10
(4,000)	GLACIER BANCORP INC	USD	(239)	21	21	0.22
(1,600)	GOOSEHEAD INSU-A	USD	(226)	7	7	0.07
(8,000)	HALLIBURTON CO	USD	(178)	5	5	0.05
(7,700)	HAMILTON LANE INC-CLASS A	USD	(862)	46	46	0.49
(5,200)	HANNON ARMSTRONG	USD	(325)	27	27	0.29
(1,700)	HELEN OF TROY LTD	USD	(418)	4	4	0.04
(8,200)	HORMEL FOODS CORP	USD	(356)	8	8	0.09
(6,500)	INTELLIA THERAPEUTICS INC	USD	(868)	142	142	1.52
(7,300)	INTL FLAVORS & FRAGRANCES	USD	(1,112)	65	65	0.70
(53,100)	INVITAE CORP	USD	(1,141)	244	244	2.61
(7,200)	ITT INC	USD	(748)	50	50	0.54
(18,400)	JBG SMITH PROPERTIES	USD	(565)	37	37	0.40
(3,600)	KARUNA THERAPEUTICS INC	USD	(487)	37	37	0.40
(14,800)	KB HOME	USD	(625)	24	24	0.26

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Large Cap Disciplined Equity Fund (Concluded)

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
(11,400)	KIMBERLY-CLARK CORP	USD	$(1,536)	$12	$12	0.13%
(5,000)	KINSALE CAPITAL GROUP INC	USD	(1,010)	(33)	(33)	(0.35)
(1,800)	KODIAK SCIENCES INC	USD	(188)	26	26	0.28
(2,500)	LANCASTER COLONY CORP	USD	(401)	26	26	0.28
(56,900)	LAS VEGAS SANDS CORP	USD	(2,352)	327	327	3.50
(37,200)	LEGGETT & PLATT INC	USD	(1,658)	163	163	1.74
(14,600)	LEIDOS HOLDINGS INC	USD	(1,377)	72	72	0.77
(12,400)	LIBERTY BROADBAND-C	USD	(2,090)	147	147	1.57
(700)	LINDE PLC	USD	(234)	11	11	0.12
(41,900)	MACERICH CO/THE	USD	(879)	77	77	0.82
(4,900)	MIRATI THERAPEUTICS INC	USD	(690)	23	23	0.25
(21,300)	NEW FORTRESS ENERGY INC	USD	(577)	58	58	0.62
(14,300)	NEXTERA ENERGY PARTNERS	USD	(1,248)	35	35	0.37
(56,700)	NORWEGIAN CRUISE	USD	(1,446)	350	350	3.75
(13,900)	NOVOCURE LTD	USD	(1,563)	218	218	2.33
(36,300)	OAK STREET HEALTH INC	USD	(1,447)	315	315	3.37
(54,600)	OGE ENERGY CORP	USD	(1,908)	10	10	0.11
(81,500)	OPENDOOR TECHNOLOGIES INC	USD	(1,839)	568	568	6.08
(2,300)	ORMAT TECHNOLOGIES INC	USD	(183)	7	7	0.07
(7,700)	OVERSTOCK.COM INC	USD	(825)	151	151	1.62
(55,400)	OWL ROCK CAPITAL	USD	(799)	30	30	0.32
(237,800)	P G & E CORP	USD	(2,944)	78	78	0.83
(10,700)	PACKAGING CORP OF AMERICA	USD	(1,443)	30	30	0.32
(3,600)	Q2 HOLDINGS INC	USD	(313)	29	29	0.31
(1,500)	QUAKER CHEMICAL	USD	(409)	71	71	0.76
(43,300)	QUANTUMSCAPE CORP	USD	(1,757)	524	524	5.61
(7,300)	RAYONIER INC	USD	(286)	7	7	0.07
(11,300)	REDFIN CORP	USD	(519)	72	72	0.77
(22,800)	REYNOLDS CONSUME	USD	(683)	3	3	0.03
(8,700)	ROYAL GOLD INC	USD	(922)	36	36	0.39
(5,900)	SAFEHOLD INC	USD	(430)	9	9	0.10
(10,100)	SAREPTA THERAPEUTICS INC	USD	(847)	56	56	0.60
(15,500)	SCIENTIFIC GAMES CORP	USD	(1,024)	41	41	0.44
(2,300)	SENSIENT TECHNOL	USD	(237)	12	12	0.13
(16,300)	SENTINELONE INC	USD	(1,166)	288	288	3.08
(14,500)	SOUTHSTATE CORP	USD	(1,220)	82	82	0.88
(3,300)	SPS COMMERCE INC	USD	(487)	22	22	0.24
(20,900)	SUNNOVA ENERGY I	USD	(876)	123	123	1.32
(8,200)	SUNPOWER CORP	USD	(259)	26	26	0.28
(10,100)	TOAST INC	USD	(485)	43	43	0.46
(24,100)	TRIPADVISOR INC	USD	(740)	122	122	1.31
(2,700)	TRUPANION INC	USD	(370)	40	40	0.43
(30,900)	TUSIMPLE HOLDINGS INC - A	USD	(1,235)	13	13	0.14
(5,900)	TWIST BIOSCIENCE CORP	USD	(655)	102	102	1.09
(100)	UPSTART HOLDINGS INC	USD	(23)	2	2	0.02
(232,200)	UWM HOLDINGS CORP	USD	(1,591)	(29)	(29)	(0.31)
(22,600)	VF CORP	USD	(1,746)	126	126	1.35
(18,118)	VIRGIN GALACTIC	USD	(344)	63	63	0.67
(34,200)	WENDY'S CO/THE	USD	(750)	39	39	0.42
(16,400)	WOLFSPEED INC	USD	(2,256)	295	295	3.16
(27,000)	WYNN RESORTS LTD	USD	(2,647)	502	502	5.37
			$(101,385)	$9,343	$9,343	100.00%

Percentages are based on a Net Assets of $1,656,810 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

Cl — Class

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

PLC — Public Limited Company
S&P— Standard & Poor's

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,505,546	–	–	1,505,546
Cash Equivalent	59,604	–	–	59,604
Total Investments in Securities	1,565,150	–	–	1,565,150

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	32	–	–	32
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	3,803	–	3,803
Total Other Financial Instruments	32	3,803	–	3,835

* Futures and swap contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$—	$3,789	$(3,789)	$—	$—	$—	—	$—	$—
SEI Daily Income Trust, Government Fund, Cl F	81,714	503,412	(525,522)	—	—	59,604	59,603,898	4	—
Totals	$81,714	$507,201	$(529,311)	$—	$—	$59,604		$4	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Large Cap Index Fund

†	Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.6%
Communication Services — 9.7%
Alphabet Inc, Cl A *	2.0%	15,629	$44,354
Alphabet Inc, Cl C *	1.9	14,599	41,593
AT&T Inc	0.4	371,185	8,474
Comcast Corp, Cl A	0.5	237,450	11,868
Meta Platforms Inc, Cl A *	1.8	124,500	40,395
Netflix Inc *	0.6	22,400	14,379
Verizon Communications Inc	0.5	215,676	10,842
Walt Disney Co/The	0.6	94,650	13,715
Other Securities (A)	1.4		33,129
			218,749

Consumer Discretionary — 12.9%
Amazon.com Inc *	3.5	22,589	79,221
Home Depot Inc/The	1.0	55,115	22,079
Lowe's Cos Inc	0.4	36,610	8,954
McDonald's Corp	0.4	38,880	9,510
NIKE Inc, Cl B	0.5	64,468	10,911
Tesla Inc *	2.1	41,485	47,490
Other Securities (A)	5.0		113,561
			291,726

Consumer Staples — 5.2%
Coca-Cola Co/The	0.5	202,040	10,597
Costco Wholesale Corp	0.5	22,981	12,395
PepsiCo Inc	0.5	71,952	11,496
Procter & Gamble Co/The	0.8	126,454	18,283
Walmart Inc	0.5	74,679	10,502
Other Securities (A)	2.4		54,607
			117,880

Energy — 2.6%
Chevron Corp	0.5	100,698	11,366
Exxon Mobil Corp	0.6	219,638	13,143
Other Securities	1.5		33,357
			57,866

Financials — 11.2%
Bank of America Corp	0.8	384,463	17,097
Berkshire Hathaway Inc, Cl B *	1.2	96,500	26,701

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
JPMorgan Chase & Co	1.1%	153,934	$24,449
SEI Investments Co †	0.0	5,942	354
Wells Fargo & Co	0.5	215,266	10,285
Other Securities ‡(A)(B)	7.6		172,818
			251,704

Health Care — 12.5%
Abbott Laboratories	0.5	90,337	11,362
AbbVie Inc	0.5	91,901	10,594
Danaher Corp	0.5	33,002	10,615
Eli Lilly & Co	0.5	44,071	10,931
Johnson & Johnson	0.9	136,909	21,348
Merck & Co Inc	0.4	131,843	9,876
Pfizer Inc	0.7	289,722	15,567
Thermo Fisher Scientific Inc	0.6	20,325	12,862
UnitedHealth Group Inc	1.0	48,920	21,731
Other Securities (A)	6.9		157,850
			282,736

Industrials — 8.4%
Other Securities (A)	8.4		189,732

Information Technology — 29.3%
Accenture PLC, Cl A	0.5	33,000	11,794
Adobe Inc *	0.7	24,802	16,614
Advanced Micro Devices Inc *	0.5	63,200	10,009
Apple Inc	6.0	815,900	134,868
Broadcom Inc	0.5	20,732	11,479
Cisco Systems Inc/Delaware	0.5	220,027	12,066
Intel Corp	0.5	210,258	10,345
Intuit Inc	0.4	13,252	8,644
Mastercard Inc, Cl A	0.6	45,400	14,297
Microsoft Corp	5.7	391,600	129,459
NVIDIA Corp	1.8	124,524	40,689
PayPal Holdings Inc *	0.5	60,911	11,262
QUALCOMM Inc	0.5	58,659	10,591
salesforce.com Inc *	0.6	47,918	13,655
Texas Instruments Inc	0.4	48,008	9,235
Visa Inc, Cl A	0.8	87,900	17,032
Other Securities (A)	8.8		202,043
			664,082

Materials — 2.3%
Other Securities (A)	2.3		51,424

Real Estate — 3.2%
Other Securities ‡(A)	3.2		71,550

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 2.3%
NextEra Energy Inc	0.4%	101,892	$8,842
Other Securities	1.9		43,187
			52,029

Total Common Stock
(Cost $545,290) ($ Thousands)			2,249,478

AFFILIATED PARTNERSHIP — 0.5%
SEI Liquidity Fund, L.P.
0.020% **†(C)	0.5	11,207,859	11,206

Total Affiliated Partnership
(Cost $11,209) ($ Thousands)			11,206

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	0.3%	6,049,491	$6,049

Total Cash Equivalent
(Cost $6,049) ($ Thousands)			6,049

Total Investments in Securities — 100.4%
(Cost $562,548)($ Thousands)			$2,266,733

A list of the open futures contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	29	Dec-2021	$6,485	$6,621	$136
S&P Mid Cap 400 Index E-MINI	5	Dec-2021	1,353	1,353	–
			$7,838	$7,974	$136

Percentages are based on a Net Assets of $2,257,440 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2021 (see Note 12). The total market value of securities on loan at November 30, 2021, was $11,635 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2021, such securities amounted to $175 ($ Thousands), or 0.0% of Net Assets of the Fund (see Note 2).
(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2021 was $11,206 ($ Thousands).

Cl — Class
L.P. — Limited Partnership
PLC — Public Limited Company
S&P — Standard & Poor's

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	2,249,478	–	–	2,249,478
Affiliated Partnership	–	11,206	–	11,206
Cash Equivalent	6,049	–	–	6,049
Total Investments in Securities	2,255,527	11,206	–	2,266,733

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	136	–	–	136
Total Other Financial Instruments	136	–	–	136

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Large Cap Index Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Investment Co.	$428	$—	$(49)	$32	$(57)	$354	5,942	$2	$—
SEI Liquidity Fund, L.P.	10,182	40,064	(39,038)	—	(2)	11,206	11,207,859	24	—
SEI Daily Income Trust, Government Fund, Cl F	2,414	228,402	(224,767)	—	—	6,049	6,049,491	—	—
Totals	$13,024	$268,466	$(263,854)	$32	$(59)	$17,609		$26	$-

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

S&P 500 Index Fund

†	Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.9%
Communication Services — 10.2%
Alphabet Inc, Cl A *	2.2%	46,341	$131,513
Alphabet Inc, Cl C *	2.1	43,363	123,543
Comcast Corp, Cl A	0.6	704,848	35,228
Meta Platforms Inc, Cl A *	2.0	366,678	118,972
Netflix Inc *	0.7	68,079	43,700
Verizon Communications Inc	0.5	637,152	32,030
Walt Disney Co/The	0.7	279,619	40,517
Other Securities (A)	1.4		91,985
			617,488

Consumer Discretionary — 13.0%
Amazon.com Inc *	3.9	66,960	234,833
Home Depot Inc/The	1.1	163,587	65,535
Lowe's Cos Inc	0.4	108,787	26,608
McDonald's Corp	0.5	114,887	28,101
NIKE Inc, Cl B	0.6	196,682	33,286
Tesla Inc *	2.4	124,800	142,866
Other Securities (A)	4.1		253,145
			784,374

Consumer Staples — 5.5%
Coca-Cola Co/The	0.5	597,857	31,358
Costco Wholesale Corp	0.6	68,000	36,678
PepsiCo Inc	0.6	212,678	33,982
Procter & Gamble Co/The	0.9	373,467	53,996
Walmart Inc	0.5	219,883	30,922
Other Securities (A)	2.4		145,363
			332,299

Energy — 2.7%
Chevron Corp	0.6	297,601	33,590
Exxon Mobil Corp	0.6	651,400	38,980
Other Securities	1.5		88,896
			161,466

Financials — 10.7%
Bank of America Corp	0.8	1,139,283	50,664

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Berkshire Hathaway Inc, Cl B *	1.3%	285,128	$78,892
JPMorgan Chase & Co	1.2	459,657	73,007
Wells Fargo & Co	0.5	631,948	30,194
Other Securities	6.9		413,241
			645,998

Health Care — 12.6%
Abbott Laboratories	0.6	272,848	34,316
AbbVie Inc	0.5	271,913	31,346
Danaher Corp	0.5	97,800	31,456
Eli Lilly & Co	0.5	122,145	30,297
Johnson & Johnson	1.1	404,970	63,147
Merck & Co Inc	0.5	389,570	29,183
Pfizer Inc	0.8	862,635	46,350
Thermo Fisher Scientific Inc	0.6	60,491	38,280
UnitedHealth Group Inc	1.1	145,087	64,451
Other Securities	6.4		389,254
			758,080

Industrials — 7.7%
Other Securities (A)	7.7		464,664

Information Technology — 29.1%
Accenture PLC, Cl A	0.6	97,596	34,881
Adobe Inc *	0.8	73,295	49,097
Advanced Micro Devices Inc *	0.5	186,700	29,568
Apple Inc	6.6	2,414,984	399,197
Broadcom Inc	0.6	63,159	34,970
Cisco Systems Inc/Delaware	0.6	648,443	35,561
Intel Corp	0.5	624,352	30,718
Intuit Inc	0.5	42,100	27,462
Mastercard Inc, Cl A	0.7	134,047	42,214
Microsoft Corp	6.3	1,155,704	382,064
NVIDIA Corp	2.1	383,232	125,225
PayPal Holdings Inc *	0.6	180,783	33,425
QUALCOMM Inc	0.5	173,578	31,341
salesforce.com Inc *	0.7	149,491	42,599
Texas Instruments Inc	0.5	142,083	27,332
Visa Inc, Cl A	0.8	259,670	50,316
Other Securities	6.2		373,439
			1,749,409

Materials — 2.5%
Linde PLC	0.4	79,460	25,279
Other Securities	2.1		123,406
			148,685

Real Estate — 2.6%
Other Securities ‡(A)	2.6		155,970

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

S&P 500 Index Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 2.3%
NextEra Energy Inc	0.4%	301,900	$26,199
Other Securities	1.9		115,070
			141,269

Total Common Stock
(Cost $2,501,523) ($ Thousands)			5,959,702

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P.
0.020% **†(B)	0.1	6,452,318	6,445

Total Affiliated Partnership
(Cost $6,451) ($ Thousands)			6,445

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	0.4%	23,733,037	$23,733

Total Cash Equivalent
(Cost $23,733) ($ Thousands)			23,733

Total Investments in Securities — 99.4%
(Cost $2,531,707)($ Thousands)			$5,989,880

A list of the open futures contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	143	Dec-2021	$31,854	$32,649	$795

Percentages are based on a Net Assets of $6,028,115 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2021 (see Note 12). The total market value of securities on loan at November 30, 2021, was $8,062 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2021 was $6,445 ($ Thousands).

Cl — Class
PLC — Public Limited Company
S&P— Standard & Poor's

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	5,959,702	–	–	5,959,702
Affiliated Partnership	–	6,445	–	6,445
Cash Equivalent	23,733	–	–	23,733
Total Investments in Securities	5,983,435	6,445	–	5,989,880

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	795	–	–	795
Total Other Financial Instruments	795	–	–	795

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$14,433	$49,030	$(57,018)	$1	$(1)	$6,445	6,452,318	$4	$—
SEI Daily Income Trust, Government Fund, Cl F	64,021	183,767	(224,055)	—	—	23,733	23,733,037	3	—
Totals	$78,454	$232,797	$(281,073)	$1	$(1)	$30,178		$7	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Extended Market Index Fund

†	Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.3%
Communication Services — 3.8%
Liberty Broadband Corp, Cl A *	0.1%	5,283	$801
Liberty Broadband Corp, Cl C *	0.3	31,614	4,895
Liberty Media Corp-Liberty Braves, Cl A *	0.0	1,803	50
Liberty Media Corp-Liberty Braves, Cl C *	0.0	5,965	164
Liberty Media Corp-Liberty Formula One, Cl A *	0.0	5,408	312
Liberty Media Corp-Liberty Formula One, Cl C *	0.2	43,642	2,659
Liberty Media Corp-Liberty SiriusXM, Cl A *	0.1	16,735	817
Liberty Media Corp-Liberty SiriusXM, Cl C *	0.1	35,022	1,714
Pinterest Inc, Cl A *	0.3	119,611	4,792
Roku Inc, Cl A *	0.4	25,248	5,747
Sirius XM Holdings Inc (A)	0.1	188,581	1,150
Spotify Technology SA *	0.4	29,803	7,108
Other Securities (A)	1.8		33,601
			63,810
Consumer Discretionary — 11.2%
Burlington Stores Inc *	0.3	14,500	4,250
Carvana Co, Cl A *	0.3	16,800	4,711
DoorDash Inc, Cl A *	0.3	31,500	5,631
Lululemon Athletica Inc *	0.7	24,682	11,216
Yum China Holdings Inc	0.3	91,948	4,607
Other Securities (A)	9.3		157,981
			188,396
Consumer Staples — 2.7%
Keurig Dr Pepper Inc	0.3	152,580	5,186
Other Securities (A)	2.4		40,528
			45,714

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Energy — 2.5%
Cheniere Energy Inc	0.3%	51,165	$5,363
Other Securities (A)	2.2		37,341
			42,704
Financials — 14.3%
Blackstone Inc, Cl A	1.3	148,000	20,935
KKR & Co Inc	0.5	120,663	8,983
KKR Real Estate Finance Trust Inc ‡	0.0	5,800	120
SEI Investments Co †	0.1	24,019	1,432
Other Securities ‡(A)(B)	12.4		211,048
			242,518
Health Care — 13.4%
Alnylam Pharmaceuticals Inc *	0.3	25,889	4,758
Avantor Inc *	0.3	126,551	4,996
Horizon Therapeutics Plc *	0.3	47,503	4,929
Seagen Inc *	0.3	29,100	4,656
Veeva Systems Inc, Cl A *	0.5	29,693	8,391
Other Securities (A)	11.7		197,330
			225,060
Industrials — 13.7%
CoStar Group Inc *	0.4	85,060	6,614
Gates Industrial Corp PLC *	0.0	21,200	340
Plug Power Inc *(A)	0.3	111,800	4,455
TransUnion	0.3	41,794	4,647
Uber Technologies Inc *	0.8	349,522	13,282
Other Securities (A)	11.9		203,527
			232,865
Information Technology — 24.9%
Atlassian Corp PLC, Cl A *	0.7	29,541	11,117
Bill.com Holdings Inc *	0.3	17,177	4,824
Cloudflare Inc, Cl A *(A)	0.6	56,000	10,541
Crowdstrike Holdings Inc, Cl A *	0.6	42,921	9,320
Datadog Inc, Cl A *	0.5	50,555	9,013
DocuSign Inc, Cl A *	0.6	41,380	10,194
Entegris Inc	0.3	28,889	4,220
EPAM Systems Inc *	0.4	11,700	7,120
HubSpot Inc *	0.5	9,673	7,805
Marvell Technology Inc	0.8	177,412	12,626
MongoDB Inc, Cl A *	0.4	13,500	6,724
Okta Inc, Cl A *	0.4	27,104	5,834
ON Semiconductor Corp *	0.3	92,200	5,664
Palantir Technologies Inc, Cl A *	0.4	352,400	7,277
Palo Alto Networks Inc *	0.7	20,685	11,313
Snowflake Inc, Cl A *	0.9	42,400	14,422
Splunk Inc *	0.3	35,822	4,334
Square Inc, Cl A *	1.1	85,709	17,856
Trade Desk Inc/The, Cl A *(A)	0.6	92,900	9,608
Twilio Inc, Cl A *	0.6	36,142	10,342
Unity Software Inc *	0.3	32,500	5,603
VMware Inc, Cl A	0.3	43,309	5,056
Workday Inc, Cl A *	0.7	40,666	11,152

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zoom Video Communications Inc, Cl A *	0.6%	46,321	$9,793
Zscaler Inc *	0.4	16,900	5,864
Other Securities (A)	11.6		203,855
			421,477
Materials — 3.7%
Other Securities (A)	3.7		62,627

Real Estate — 7.1%
Invitation Homes Inc ‡	0.3	125,581	5,079
Sun Communities Inc ‡	0.3	24,921	4,700
Other Securities ‡(A)	6.5		111,255
			121,034
Utilities — 2.0%
Other Securities (A)	2.0		33,486

Total Common Stock
(Cost $1,050,225) ($ Thousands)			1,679,691

RIGHTS* — 0.0%
Other Securities#(C)	0.0		1

Total Rights
(Cost $–) ($ Thousands)			1

AFFILIATED PARTNERSHIP — 5.2%
SEI Liquidity Fund, L.P.
0.020% **†(D)	5.2	88,803,781	88,822

Total Affiliated Partnership
(Cost $88,807) ($ Thousands)			88,822

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	0.9	15,148,076	15,148

Total Cash Equivalent
(Cost $15,148) ($ Thousands)			15,148

Total Investments in Securities — 105.4%
(Cost $1,154,180)($ Thousands)			$1,783,662

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Extended Market Index Fund (Concluded)

A list of the open futures contracts held by the Fund at November 30, 2021 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Russell 2000 Index E-MINI	58	Dec-2021	$6,513	$6,372	$(141)
S&P Mid Cap 400 Index E-MINI	20	Dec-2021	5,411	5,413	2
			$11,924	$11,785	$(139)

Percentages are based on a Net Assets of $1,691,879 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
#	Expiration date not available.
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2021 (see Note 12). The total market value of securities on loan at November 30, 2021, was $79,256 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2021, such securities amounted to $1,012 ($ Thousands), or 0.1% of Net Assets of the Fund (See Note 2).
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2021 was $88,822 ($ Thousands).

Cl — Class
PLC — Public Limited Company

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	1,679,691	–	–	1,679,691
Rights	–	–	1	1
Affiliated Partnership	–	88,822	–	88,822
Cash Equivalent	15,148	–	–	15,148
Total Investments in Securities	1,694,839	88,822	1	1,783,662

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	2	–	–	2
Unrealized Depreciation	(141)	–	–	(141)
Total Other Financial Instruments	(139)	–	–	(139)

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Investments Co	$1,682	$194	$(351)	$74	$(167)	$1,432	24,019	$10	$—
SEI Liquidity Fund, L.P.	90,850	180,149	(182,173)	1	(5)	88,822	88,803,781	253	—
SEI Daily Income Trust, Government Fund, Cl F	7,519	156,915	(149,286)	—	—	15,148	15,148,076	1	—
Totals	$100,051	$337,258	$(331,810)	$75	$(172)	$105,402		$264	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Small Cap Fund

†	Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.0%
Communication Services — 1.7%
Other Securities (A)	1.7%		$4,579

Consumer Discretionary — 13.8%
American Eagle Outfitters Inc (A)	0.4	39,570	1,024
Boot Barn Holdings Inc *	0.8	17,869	2,186
Dick's Sporting Goods Inc	0.3	6,845	805
Haverty Furniture Cos Inc	0.3	29,009	868
Signet Jewelers Ltd	0.3	8,405	816
Wingstop Inc	0.5	8,735	1,403
Wyndham Hotels & Resorts Inc	0.7	22,755	1,809
Other Securities (A)	10.5		27,510
			36,421

Consumer Staples — 4.6%
Beauty Health Co/The *(A)	0.5	47,119	1,223
Ingles Markets Inc, Cl A	0.4	13,190	1,013
Ingredion Inc	0.3	9,110	848
Other Securities	3.4		9,108
			12,192

Energy — 2.9%
PDC Energy Inc	0.4	20,770	1,047
Other Securities (A)	2.5		6,521
			7,568

Financials — 19.4%
CNO Financial Group Inc	0.4	43,200	979
Customers Bancorp Inc *	0.4	17,334	999
First Financial Bankshares Inc	0.6	31,410	1,568
Hamilton Lane Inc, Cl A	0.6	14,120	1,493
Regional Management Corp	0.4	17,982	1,017
Stifel Financial Corp	0.5	20,010	1,421

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Community Banks Inc/GA	0.7%	52,745	$1,808
Other Securities ‡(A)	15.8		41,876
			51,161

Health Care — 13.3%
AMN Healthcare Services Inc *	0.6	14,405	1,642
Innoviva Inc *	0.4	67,837	1,134
Inspire Medical Systems Inc *	0.3	3,731	833
Omnicell Inc *	1.0	14,655	2,594
Prestige Consumer Healthcare Inc *	0.4	16,250	909
Progyny Inc *	0.5	24,375	1,238
Repligen Corp *	0.8	7,140	2,046
United Therapeutics Corp *	0.6	8,472	1,605
Other Securities (A)	8.7		22,941
			34,942

Industrials — 16.3%
Atkore Inc *	0.4	10,707	1,140
Atlas Air Worldwide Holdings Inc *	0.4	11,405	999
Exponent Inc	0.8	19,190	2,236
Generac Holdings Inc *	0.5	3,074	1,295
Helios Technologies Inc	0.8	20,487	2,055
Herc Holdings Inc	0.8	12,307	2,098
John Bean Technologies Corp	0.3	4,870	768
Tetra Tech Inc	0.3	4,154	767
WillScot Mobile Mini Holdings Corp, Cl A *	0.9	65,534	2,496
Other Securities	11.1		29,156
			43,010

Information Technology — 16.6%
A10 Networks Inc	0.3	51,753	798
Azenta Inc	0.7	15,380	1,739
Grid Dynamics Holdings Inc *	0.7	49,405	1,938
Littelfuse Inc	0.6	5,452	1,627
Nova Ltd *	0.7	14,745	1,895
Novanta Inc *	0.7	11,658	1,882
Sprout Social Inc, Cl A *	0.5	11,210	1,252
SPS Commerce Inc *	0.7	12,618	1,779
TaskUS Inc, Cl A *(A)	0.4	20,395	909
Varonis Systems Inc, Cl B *	0.4	22,285	1,155
Viavi Solutions Inc *	0.3	60,080	890
Vishay Precision Group Inc *	0.3	24,165	830
Other Securities (A)	10.3		27,022
			43,716

Materials — 4.7%
Greif Inc, Cl A	0.4	14,900	904
Ranpak Holdings Corp, Cl A *	0.6	42,171	1,671
Summit Materials Inc, Cl A *	0.5	35,561	1,326
Other Securities	3.2		8,373
			12,274

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Small Cap Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 4.1%
Other Securities ‡(A)	4.1%		$10,932

Utilities — 1.6%
Other Securities	1.6		4,262

Total Common Stock
(Cost $210,748) ($ Thousands)			261,057

RIGHTS — 0.0%
Other Securities* (B)	0.0		—

Total Rights
(Cost $–) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 1.7%
SEI Liquidity Fund, L.P.
0.020%**†(C)	1.7	4,571,670	4,572

Total Affiliated Partnership
(Cost $4,571) ($ Thousands)			4,572

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	1.4	3,764,171	3,764

Total Cash Equivalent
(Cost $3,764) ($ Thousands)			3,764

Total Investments in Securities — 102.1%
(Cost $219,083)($ Thousands)			$269,393

Percentages are based on a Net Assets of $263,740 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2021 (see Note 12). The total market value of securities on loan at November 30, 2021, was $4,471 ($ Thousands).

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2021 was $4,572 ($ Thousands).

Cl — Class
L.P. – Limited Partnership Ltd. – Limited

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund's investments ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	261,057	–	–		261,057
Rights	–	–	–	^	–	^
Affiliated Partnership	–	4,572	–		4,572
Cash Equivalent	3,764	–	–		3,764
Total Investments in Securities	264,821	4,572	–	^	269,393

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Securities market value less than $500.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$10,120	$43,207	$(48,755)	$1	$(1)	$4,572	4,571,670	$21	$—
SEI Daily Income Trust, Government Fund, Cl F	4,935	39,072	(40,243)	—	—	3,764	3,764,171	—	—
Totals	$15,055	$82,279	$(88,998)	$1	$(1)	$8,336		$21	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Small Cap II Fund

†	Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.1%
Communication Services — 3.2%
Cinemark Holdings Inc *(A)	0.7%	180,113	$2,795
Lions Gate Entertainment Corp, Cl A *	0.7%	191,526	2,806
Other Securities (A)	1.8		8,222
			13,823
Consumer Discretionary — 15.0%
Brinker International Inc *	0.3	43,145	1,493
Carter's Inc	0.4	17,987	1,817
Modine Manufacturing Co *	0.5	194,353	2,013
Murphy USA Inc	0.6	14,248	2,470
Shutterstock Inc	0.4	15,044	1,715
Urban Outfitters Inc *	0.4	48,120	1,524
Vera Bradley Inc *	0.4	182,589	1,736
Other Securities (A)	12.0		51,877
			64,645
Consumer Staples — 3.6%
Hostess Brands Inc, Cl A *	0.4	110,750	1,882
Other Securities (A)	3.2		13,738
			15,620
Energy — 4.7%
Delek US Holdings Inc *	0.7	183,467	2,877
PDC Energy Inc	0.4	32,051	1,616
Other Securities (A)	3.6		15,451
			19,944
Financials — 19.3%
American Equity Investment Life Holding Co	0.7	86,841	2,920
Bank of NT Butterfield & Son Ltd/The	0.4	40,321	1,485
BankUnited Inc	1.1	122,149	4,842
Chimera Investment Corp ‡	0.4	101,717	1,617
CNO Financial Group Inc	0.7	134,900	3,057

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First Commonwealth Financial Corp	0.4%	124,129	$1,866
First Midwest	0.4	83,555	1,649
FNB Corp/PA	0.6	213,971	2,495
MGIC Investment Corp	0.4	113,889	1,606
PacWest Bancorp	0.9	86,078	3,851
Pinnacle Financial Partners Inc	0.5	22,400	2,137
PROG Holdings Inc *(A)	0.4	40,214	1,814
Sterling Bancorp/DE	0.5	82,381	2,044
Umpqua Holdings Corp	1.0	234,825	4,476
Western Alliance Bancorp	0.5	20,559	2,257
Wintrust Financial Corp	0.4	20,938	1,833
Other Securities ‡(A)	10.0		43,219
			83,168
Health Care — 9.8%
Other Securities (A)	9.8		42,399

Industrials — 18.6%
ACCO Brands Corp	0.8	422,522	3,490
Clean Harbors Inc *	0.5	21,248	2,155
ITT Inc	0.4	16,831	1,592
JetBlue Airways Corp *	0.4	130,485	1,751
Korn Ferry	0.5	26,623	1,937
Matson Inc	0.4	19,024	1,551
Regal Rexnord Corp	0.7	18,341	2,900
Standex International Corp	0.4	17,538	1,807
Tetra Tech Inc	0.5	10,568	1,952
TriNet Group Inc *	0.4	16,122	1,617
Other Securities (A)	13.6		59,138
			79,890
Information Technology — 15.5%
Alliance Data Systems Corp	0.5	32,713	2,230
ExlService Holdings Inc *	0.4	13,262	1,722
Harmonic Inc *	0.4	146,657	1,577
Littelfuse Inc	0.4	5,603	1,672
Mimecast Ltd *	0.4	20,944	1,696
Photronics Inc *	0.5	165,061	2,180
Rogers Corp *	0.4	7,004	1,909
Silicon Motion Technology Corp ADR	0.4	21,952	1,516
Super Micro Computer Inc *	0.8	88,059	3,646
Other Securities (A)(B)	11.3		48,197
			66,345
Materials — 4.1%
Commercial Metals Co	0.4	53,782	1,662
Livent Corp *	0.6	88,101	2,669
Other Securities (A)	3.1		13,452
			17,783
Real Estate — 2.8%
Newmark Group Inc, Cl A	0.5	133,243	2,140
Other Securities ‡(A)	2.3		9,815
			11,955

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Small Cap II Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 1.5%
Portland General Electric Co	0.5%	40,175	$1,955
Other Securities (A)	1.0		4,464
			6,419
Total Common Stock
(Cost $338,311) ($ Thousands)			421,991

WARRANTS * — 0.0%
Other Securities	0.0		47
Total Warrants
(Cost $37) ($ Thousands)			47
RIGHTS* — 0.0%
Other Securities(B)	0.0		—

Total Rights
(Cost $–) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 3.4%
SEI Liquidity Fund, L.P.
0.020% **†(C)	3.4	14,722,288	14,725

Total Affiliated Partnership
(Cost $14,722) ($ Thousands)			14,725

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	1.7	7,217,470	7,217

Total Cash Equivalent
(Cost $7,217) ($ Thousands)			7,217

Total Investments in Securities — 103.2%
(Cost $360,287)($ Thousands)			$443,980

Percentages are based on a Net Assets of $430,236 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2021 (see Note 12). The total market value of securities on loan at November 30, 2021, was $12,861 ($ Thousands).

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2021 was $14,725 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	421,991	–	–	^	421,991
Warrants	–	47	–		47
Rights	–	–	–	^	–	^
Affiliated Partnership	–	14,725	–		14,725
Cash Equivalent	7,217	–	–		7,217
Total Investments in Securities	429,208	14,772	–	^	443,980

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Securities market value less than $500.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$31,950	$59,369	$(76,591)	$2	$(5)	$14,725	14,722,288	$58	$—
SEI Daily Income Trust, Government Fund, Cl F	9,606	107,158	(109,547)	—	—	7,217	7,217,470	1	—
Totals	$41,556	$166,527	$(186,138)	$2	$(5)	$21,942		$59	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Small/Mid Cap Equity Fund

†	Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.7%
Communication Services — 4.3%
Nexstar Media Group Inc, Cl A	1.1%	75,832	$11,337
Ziff Davis Inc *	0.8	77,272	8,799
Other Securities (A)	2.4		25,044
			45,180

Consumer Discretionary — 12.6%
Boot Barn Holdings Inc *	0.5	43,790	5,357
Dick's Sporting Goods Inc (A)	0.4	35,280	4,148
Lithia Motors Inc, Cl A	0.4	14,627	4,261
Shutterstock Inc	0.4	40,256	4,590
Wingstop Inc	0.6	41,596	6,680
Wyndham Hotels & Resorts Inc	0.5	71,420	5,676
Other Securities (A)	9.8		101,282
			131,994

Consumer Staples — 3.0%
Other Securities (A)	3.0		31,050

Energy — 2.9%
Diamondback Energy Inc	0.4	41,293	4,407
Viper Energy Partners LP (B)	0.2	82,929	1,788
Other Securities (B)	2.3		24,093
			30,288

Financials — 14.7%
Bank OZK	0.4	97,386	4,354
Cohen & Steers Inc	0.5	53,435	4,797
First Financial Bankshares Inc	0.6	121,114	6,046
Hamilton Lane Inc, Cl A	0.8	75,695	8,006
PacWest Bancorp	0.8	196,392	8,787
Starwood Property Trust Inc ‡	0.5	196,852	4,913
Stifel Financial Corp	0.5	77,550	5,507

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Community Banks Inc/GA	0.6%	199,084	$6,823
Other Securities ‡(A)	10.0		104,599
			153,832

Health Care — 12.2%
AMN Healthcare Services Inc *	0.7	68,177	7,773
Ensign Group Inc/The	0.6	82,748	6,316
Omnicell Inc *	0.7	41,457	7,338
Repligen Corp *	0.6	21,555	6,176
STERIS PLC	0.7	31,244	6,828
Syneos Health Inc, Cl A *	0.6	66,881	6,498
Other Securities (A)	8.3		86,602
			127,531

Industrials — 17.6%
ABM Industries Inc	0.5	117,780	5,300
Atkore Inc *	0.6	56,366	6,003
BWX Technologies Inc	0.5	103,765	4,950
Colfax Corp *	0.5	119,061	5,529
Exponent Inc	0.6	55,987	6,522
Generac Holdings Inc *	0.6	13,829	5,825
Helios Technologies Inc	0.5	54,879	5,506
Herc Holdings Inc	0.6	39,315	6,701
Snap-on Inc	0.4	20,292	4,178
UFP Industries Inc	0.4	54,996	4,580
WillScot Mobile Mini Holdings Corp, Cl A *	0.6	169,600	6,460
Other Securities (A)	11.8		122,408
			183,962

Information Technology — 16.2%
Azenta Inc	0.5	48,270	5,459
Grid Dynamics Holdings Inc *	0.5	130,000	5,100
Kulicke & Soffa Industries Inc	0.5	82,560	4,760
Littelfuse Inc	0.8	26,340	7,862
Nova Ltd *(A)	0.6	46,235	5,943
Novanta Inc *	0.5	32,207	5,200
Silicon Motion Technology Corp ADR	0.5	82,031	5,663
SPS Commerce Inc *	0.5	34,462	4,859
Other Securities (A)	11.8		125,194
			170,040

Materials — 5.8%
Axalta Coating Systems Ltd *	0.4	139,371	4,226
FMC Corp	0.5	52,609	5,271
Ranpak Holdings Corp, Cl A *	0.4	109,100	4,324
Reliance Steel & Aluminum Co	0.4	32,271	4,797
Silgan Holdings Inc	0.7	168,264	6,978
Other Securities (A)	3.4		34,987
			60,583

Real Estate — 5.6%
Gaming and Leisure Properties Inc ‡	0.6	135,505	6,114

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Small/Mid Cap Equity Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Medical Properties Trust Inc ‡	0.6%	301,328	$6,415
Newmark Group Inc, Cl A	0.5	296,457	4,761
Other Securities ‡(A)	3.9		40,625
			57,915

Utilities — 1.8%
Other Securities (A)	1.8		18,274

Total Common Stock
(Cost $765,381) ($ Thousands)			1,010,649

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 3.0%
SEI Liquidity Fund, L.P.
0.020% **†(C)	3.0%	30,907,932	$30,905

Total Affiliated Partnership
(Cost $30,908) ($ Thousands)			30,905

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	3.3	34,641,728	34,642

Total Cash Equivalent
(Cost $34,642) ($ Thousands)			34,642

Total Investments in Securities — 103.0%
(Cost $830,931)($ Thousands)			$1,076,196

A list of the open futures contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Russell 2000 Index E-MINI	20	Dec-2021	$2,359	$2,197	$(162)
S&P Mid Cap 400 Index E-MINI	8	Dec-2021	2,296	2,165	(131)
			$4,655	$4,362	$(293)

Percentages are based on a Net Assets of $1,044,536 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2021 (see Note 12). The total market value of securities on loan at November 30, 2021, was $28,432 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2021, such securities amounted to $2,838 ($ Thousands), or 0.3% of Net Assets (See Note 2).
(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2021 was $30,905 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. – Limited Partnership Ltd. – Limited PLC – Public Limited Company

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,010,649	–	–	1,010,649
Affiliated Partnership	–	30,905	–	30,905
Cash Equivalent	34,642	–	–	34,642
Total Investments in Securities	1,045,291	30,905	–	1,076,196

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(293)	–	–	(293)
Total Other Financial Instruments	(293)	–	–	(293)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$65,133	$134,375	$(168,597)	$6	$(12)	$30,905	30,907,932	$57	$—
SEI Daily Income Trust, Government Fund, Cl F	30,279	204,263	(199,900)	—	—	34,642	34,641,728	2	—
Totals	$95,412	$338,638	$(368,497)	$6	$(12)	$65,547		$59	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

U.S. Equity Factor Allocation Fund

†	Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.7%
Communication Services — 10.1%
Alphabet Inc, Cl A *	1.9%	6,566	$18,634
Alphabet Inc, Cl C *	2.6	9,184	26,166
AT&T Inc	0.9	388,868	8,878
Comcast Corp, Cl A	0.6	106,619	5,329
Meta Platforms Inc, Cl A *	1.5	46,035	14,937
Verizon Communications Inc	1.1	209,141	10,514
Other Securities	1.5		15,397
			99,855

Consumer Discretionary — 10.1%
Amazon.com Inc *	1.7	4,960	17,395
eBay Inc	0.5	75,626	5,102
Lennar Corp, Cl A	0.6	61,170	6,426
Lennar Corp, Cl B	0.1	10,490	900
Target Corp	1.0	39,605	9,657
Other Securities	6.2		61,010
			100,490

Consumer Staples — 8.4%
Bunge Ltd	0.6	64,669	5,598
Kroger Co/The	1.1	253,204	10,516
Procter & Gamble Co/The	1.5	99,571	14,396
Walmart Inc	1.1	79,547	11,187
Other Securities	4.1		42,094
			83,791

Energy — 1.0%
Other Securities	1.0		10,034

Financials — 13.4%
AGNC Investment Corp ‡	0.6	365,756	5,592
Ally Financial Inc	0.9	184,642	8,462
Capital One Financial Corp	0.9	64,588	9,076
Citigroup Inc	0.9	142,664	9,088
Popular Inc	0.5	64,752	5,039
Synchrony Financial	1.0	218,760	9,798
Wells Fargo & Co	0.7	154,670	7,390

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Other Securities ‡(A)	7.9%		$78,450
			132,895

Health Care — 14.6%
AmerisourceBergen Corp, Cl A	0.6	52,527	6,080
Amgen Inc	0.5	26,481	5,266
Bristol-Myers Squibb Co	0.5	92,978	4,986
Cardinal Health Inc	0.7	144,862	6,697
CVS Health Corp	1.0	106,856	9,517
Danaher Corp	0.6	19,118	6,149
DaVita Inc *	0.5	53,198	5,027
Gilead Sciences Inc	0.5	78,049	5,380
Hologic Inc *	0.6	84,414	6,308
Johnson & Johnson	0.7	41,471	6,467
Laboratory Corp of America Holdings *	0.6	19,108	5,452
McKesson Corp	1.1	52,247	11,325
Pfizer Inc	1.1	194,944	10,474
Quest Diagnostics Inc	0.5	35,992	5,351
Thermo Fisher Scientific Inc	0.5	8,564	5,420
United Therapeutics Corp *	0.6	32,367	6,134
Other Securities	4.0		38,884
			144,917

Industrials — 6.2%
Expeditors International of Washington Inc	0.7	52,889	6,432
Other Securities	5.5		55,184
			61,616

Information Technology — 30.0%
Accenture PLC, Cl A	0.9	25,631	9,160
Apple Inc	5.0	301,318	49,808
Arrow Electronics Inc *	0.7	59,124	7,192
Fortinet Inc *	0.9	27,928	9,275
HP Inc	1.2	350,602	12,369
Intel Corp	0.9	188,443	9,271
International Business Machines Corp	0.9	71,697	8,396
Intuit Inc	0.9	13,594	8,867
Microsoft Corp	6.2	185,483	61,319
NVIDIA Corp	0.7	22,240	7,267
Oracle Corp	1.5	163,179	14,807
QUALCOMM Inc	0.8	42,197	7,619
Other Securities	9.4		93,167
			298,517

Materials — 1.0%
Other Securities	1.0		10,136

Real Estate — 2.0%
Other Securities ‡	2.0		20,224

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 0.9%
Exelon Corp	0.7%	133,863	$7,059
Other Securities	0.2		1,381
			8,440

Total Common Stock
(Cost $717,709) ($ Thousands)			970,915

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	1.8	18,283,705	18,284

Total Cash Equivalent
(Cost $18,284) ($ Thousands)			18,284

Total Investments in Securities — 99.5%
(Cost $735,993)($ Thousands)			$989,199

A list of the open future contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	75	Dec-2021	$17,246	$17,123	$(123)

Percentages are based on a Net Assets of $993,849 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Security is a Master Limited Partnership. At November 30, 2021, such securities amounted to $277 ($ Thousands), or 0.0% of Net Assets of the Fund (See Note 2).

Cl — Class
PLC — Public Limited Company
S&P — Standard & Poor's

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	970,915	–	–	970,915
Cash Equivalent	18,284	–	–	18,284
Total Investments in Securities	989,199	–	–	989,199

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(123)	–	–	(123)
Total Other Financial Instruments	(123)	–	–	(123)

* Future contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

U.S. Equity Factor Allocation Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$—	$165,425	$(147,141)	$—	$—	$18,284	18,283,705	$1	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

U.S. Managed Volatility Fund

†	Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.0%
Communication Services — 8.5%
Alphabet Inc, Cl A *	0.3%	1,048	$2,974
Alphabet Inc, Cl C *	0.4	1,182	3,368
AT&T Inc	1.0	419,100	9,568
Comcast Corp, Cl A	1.4	273,157	13,652
Omnicom Group Inc (A)	0.9	135,581	9,126
Verizon Communications Inc	2.3	443,377	22,289
Other Securities (A)	2.2		22,387
			83,364

Consumer Discretionary — 9.2%
eBay Inc	1.0	144,200	9,728
Target Corp	2.8	111,224	27,121
Toyota Motor Corp ADR (A)	0.7	37,800	6,723
Other Securities	4.7		46,542
			90,114

Consumer Staples — 15.4%
Colgate-Palmolive Co	0.7	90,775	6,810
General Mills Inc	1.2	198,501	12,262
Hershey Co/The	0.7	38,762	6,880
J M Smucker Co/The	1.4	110,036	13,916
Kellogg Co (A)	1.0	154,926	9,478
Kraft Heinz Co/The	0.7	199,900	6,719
Kroger Co/The	1.6	374,575	15,556
Tyson Foods Inc, Cl A	1.2	151,368	11,952
Other Securities (A)	6.9		67,706
			151,279

Energy — 0.5%
Other Securities (A)	0.5		4,583

Financials — 11.3%
Aflac Inc	1.3	226,200	12,247
Allstate Corp/The	1.5	137,000	14,895
Bank of New York Mellon Corp/The	0.9	155,100	8,498
Berkshire Hathaway Inc, Cl B *	1.8	62,310	17,241

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Investors Bancorp Inc	0.6%	423,000	$6,298
Other Securities ‡	5.2		51,201
			110,380

Health Care — 17.6%
AbbVie Inc	1.4	118,057	13,610
Amgen Inc	0.9	44,700	8,890
Bristol-Myers Squibb Co	2.0	361,057	19,364
CVS Health Corp	1.3	148,374	13,214
Gilead Sciences Inc	1.6	226,380	15,604
Johnson & Johnson	1.7	105,453	16,443
Merck & Co Inc	2.5	333,635	24,993
Pfizer Inc	2.3	413,608	22,223
Other Securities (A)	3.9		38,627
			172,968

Industrials — 9.5%
3M Co	1.3	71,598	12,174
Cummins Inc	0.6	28,900	6,062
General Dynamics Corp	0.8	42,944	8,115
Lockheed Martin Corp	0.8	24,127	8,042
Northrop Grumman Corp	1.1	31,628	11,032
Other Securities	4.9		47,592
			93,017

Information Technology — 17.0%
Amdocs Ltd	1.6	224,539	15,677
Cisco Systems Inc/Delaware	2.0	351,631	19,283
F5 Inc *	0.9	36,901	8,398
Intel Corp	1.9	387,900	19,085
International Business Machines Corp	1.4	115,600	13,537
Juniper Networks Inc	1.0	318,580	9,917
Oracle Corp	2.8	302,300	27,431
Seagate Technology Holdings PLC	0.9	81,800	8,398
Western Union Co/The	1.0	625,043	9,888
Other Securities (A)	3.5		34,506
			166,120

Materials — 4.0%
Berry Global Group Inc *	0.7	102,600	7,085
NewMarket Corp	0.6	17,553	5,815
Newmont Corp	0.8	145,700	8,002
Silgan Holdings Inc	0.6	147,500	6,117
Other Securities	1.3		12,244
			39,263

Real Estate — 2.3%
Iron Mountain Inc ‡(A)	0.8	160,400	7,289
Public Storage ‡	0.6	18,582	6,083
Other Securities ‡	0.9		9,325
			22,697

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

U.S. Managed Volatility Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 3.7%
Evergy Inc	1.3%	206,600	$13,078
Other Securities	2.4		23,342
			36,420

Total Common Stock
(Cost $763,966) ($ Thousands)			970,205

AFFILIATED PARTNERSHIP — 3.3%
SEI Liquidity Fund, L.P.
0.020% **†(B)	3.3	32,475,909	32,476

Total Affiliated Partnership
(Cost $32,480) ($ Thousands)			32,476

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	1.4	13,313,874	13,314

Total Cash Equivalent
(Cost $13,314) ($ Thousands)			13,314

Total Investments in Securities — 103.7%
(Cost $809,760)($ Thousands)			$1,015,995

Percentages are based on a Net Assets of $979,901 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2021 (see Note 12). The total market value of securities on loan at November 30, 2021, was $29,420 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2021 was $32,476 ($ Thousands).

Cl — Class
L.P. — Limited Partnership
Ltd. — Limited

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	970,205	–	–	970,205
Affiliated Partnership	–	32,476	–	32,476
Cash Equivalent	13,314	–	–	13,314
Total Investments in Securities	983,519	32,476	–	1,015,995

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$32,350	$85,200	$(85,068)	$1	$(7)	$32,476	32,475,909	$14	$—
SEI Daily Income Trust, Government Fund, Cl F	20,511	155,888	(163,085)	—	—	$13,314	13,313,874	1	—
Totals	$52,861	$241,088	$(248,153)	$1	$(7)	$45,790		$15	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Global Managed Volatility Fund

†	Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.0%
Australia — 0.5%
Other Securities	0.5%		$11,311

Austria — 0.0%
Other Securities	0.0		603

Belgium — 0.6%
Other Securities ‡	0.6		14,854

Canada — 5.0%
George Weston Ltd	0.5	109,314	11,489
Loblaw Cos Ltd	1.2	380,851	28,591
Other Securities (A)	3.3		83,667
			123,747

Denmark — 1.5%
Other Securities	1.5		37,154

Finland — 0.4%
Other Securities	0.4		10,294

France — 2.2%
Sanofi	0.7	195,271	18,453
Other Securities	1.5		35,861
			54,314

Germany — 2.2%
Deutsche Telekom AG	0.6	848,467	14,889
Other Securities	1.6		39,111
			54,000

Hong Kong — 1.3%
Other Securities ‡	1.3		33,458

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ireland — 0.3%
Other Securities	0.3%		$7,815

Israel — 1.2%
Check Point Software Technologies Ltd *	0.7	146,644	16,323
Other Securities	0.5		13,385
			29,708

Italy — 1.7%
Eni SpA	0.7	1,400,693	18,333
Other Securities	1.0		23,818
			42,151

Japan — 9.6%
Japan Tobacco Inc	0.7	820,100	16,351
KDDI Corp	0.9	811,500	23,488
Nippon Telegraph & Telephone Corp	1.2	1,109,000	30,448
Okinawa Cellular Telephone Co	0.0	5,411	234
Oracle Corp Japan	0.1	29,154	2,849
SoftBank Corp	1.2	2,081,300	28,559
Other Securities ‡	5.5		137,501
			239,430

Netherlands — 2.4%
Koninklijke Ahold Delhaize NV	1.0	724,191	24,157
Other Securities	1.4		36,474
			60,631

New Zealand — 0.1%
Other Securities ‡	0.1		2,202

Norway — 0.6%
Other Securities	0.6		14,349

Portugal — 0.1%
Other Securities	0.1		2,823

Singapore — 1.2%
United Overseas Bank Ltd	0.6	756,300	13,989
Other Securities	0.6		15,544
			29,533

Spain — 0.6%
Other Securities	0.6		14,342

Sweden — 0.8%
Other Securities	0.8		19,538

Switzerland — 3.4%
Roche Holding AG	0.9	58,787	22,875

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Global Managed Volatility Fund (Continued)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Switzerland (continued)
Swisscom AG	0.6%	26,676	$14,700
Other Securities	1.9		45,929
			83,504

United Kingdom — 4.8%
GlaxoSmithKline PLC	1.0	1,254,351	25,375
Seagate Technology Holdings PLC	0.7	174,600	17,926
Other Securities ‡	3.1		75,721
			119,022

United States — 57.5%
Allstate Corp/The	1.0	218,900	23,799
Alphabet Inc, Cl A *	0.6	4,935	14,005
Alphabet Inc, Cl C *	0.2	1,957	5,576
Amdocs Ltd	0.8	263,807	18,419
Amgen Inc	0.7	88,111	17,523
AT&T Inc	1.2	1,278,278	29,183
AutoZone Inc *	1.0	14,111	25,641
Berkshire Hathaway, Cl A *	0.1	6	2,501
Berkshire Hathaway Inc, Cl B *	1.0	91,081	25,201
Bristol-Myers Squibb Co	0.8	374,111	20,063
Cerner Corp	0.6	203,624	14,345
Cisco Systems Inc/Delaware	1.3	589,358	32,320
Colgate-Palmolive Co	0.6	179,238	13,446
Comcast Corp, Cl A	0.7	335,400	16,763
Costco Wholesale Corp	0.7	33,789	18,225
CVS Health Corp	0.8	213,341	19,000
Evergy Inc	0.7	266,500	16,870
Expeditors International of Washington Inc	0.6	119,249	14,503
F5 Inc *	0.6	66,080	15,039
General Mills Inc	0.8	315,209	19,471
Gilead Sciences Inc	0.7	246,164	16,968
Intel Corp	1.2	629,400	30,967
International Business Machines Corp	0.8	165,800	19,415
J M Smucker Co/The	0.8	156,465	19,788
Johnson & Johnson	1.4	219,116	34,167
Juniper Networks Inc	0.7	540,695	16,832
Kellogg Co	0.7	277,251	16,962
Kroger Co/The	1.2	720,503	29,922
Merck & Co Inc	1.3	413,521	30,977
Northrop Grumman Corp	0.8	55,862	19,485
Oracle Corp	2.0	544,236	49,384
Pfizer Inc	1.4	666,817	35,828
Procter & Gamble Co/The	0.6	104,536	15,114
Target Corp	1.2	121,505	29,628
Verizon Communications Inc	1.7	832,317	41,840
Walmart Inc	0.7	122,441	17,219

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United States (continued)
Waters Corp *	0.5%	39,469	$12,949
Other Securities ‡(A)	25.0		629,203
			1,428,541

Total Common Stock
(Cost $2,264,046) ($ Thousands)			2,433,324

PREFERRED STOCK — 0.1%
Germany — 0.1%
Other Securities (B)	0.1		2,385

Total Preferred Stock
(Cost $2,653) ($ Thousands)			2,385

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P.
0.020% **†(C)	0.2	5,015,755	5,027

Total Affiliated Partnership
(Cost $5,017) ($ Thousands)			5,027

Total Investments in Securities — 98.3%
(Cost $2,271,716)($ Thousands)			$2,440,736

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

A list of the open futures contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	69	Dec-2021	$3,168	$3,166	$(1)
FTSE 100 Index	12	Dec-2021	1,124	1,124	–
Hang Seng Index	1	Jan-2022	150	151	–
S&P 500 Index E-MINI	77	Dec-2021	17,576	17,580	4
SPI 200 Index	7	Dec-2021	900	897	(2)
TOPIX Index	12	Dec-2021	2,038	2,004	(35)
			$24,956	$24,922	$(34)

A list of the open forward foreign currency contracts held by the Fund at November 30, 2021, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/13/21	NOK	21	USD	2	$—
Brown Brothers Harriman	12/13/21	USD	48	SEK	418	(2)
Brown Brothers Harriman	12/13/21	USD	49	NZD	72	(1)
Brown Brothers Harriman	12/13/21	USD	51	SGD	69	—
Brown Brothers Harriman	12/13/21	USD	107	NOK	965	(1)
Brown Brothers Harriman	12/13/21	HKD	166	USD	21	—
Brown Brothers Harriman	12/13/21	USD	324	SEK	2,943	1
Brown Brothers Harriman	12/13/21	USD	326	HKD	2,539	—
Brown Brothers Harriman	12/13/21	DKK	358	USD	54	—
Brown Brothers Harriman	12/13/21	USD	383	DKK	2,516	(2)
Brown Brothers Harriman	12/13/21	USD	404	HKD	3,147	—
Brown Brothers Harriman	12/13/21	USD	76	AUD	107	—
Brown Brothers Harriman	12/13/21	USD	375	AUD	522	(5)
Brown Brothers Harriman	12/13/21	EUR	529	USD	593	(3)
Brown Brothers Harriman	12/13/21	USD	559	SGD	764	(2)
Brown Brothers Harriman	12/13/21	CHF	566	USD	607	(5)
Brown Brothers Harriman	12/13/21	SEK	965	USD	106	(1)
Brown Brothers Harriman	12/13/21	USD	1,147	CHF	1,061	1
Brown Brothers Harriman	12/13/21	USD	1,202	CHF	1,107	(5)
Brown Brothers Harriman	12/13/21	USD	1,788	GBP	1,339	(16)
Brown Brothers Harriman	12/13/21	USD	1,950	CAD	2,478	(18)
Brown Brothers Harriman	12/13/21	NZD	2,081	USD	1,480	68
Brown Brothers Harriman	12/13/21	USD	3,777	JPY	430,102	13
Brown Brothers Harriman	12/13/21	USD	4,246	JPY	480,289	(15)
Brown Brothers Harriman	12/13/21	USD	4,258	EUR	3,763	(19)
Brown Brothers Harriman	12/13/21	AUD	20,728	USD	15,282	583
Brown Brothers Harriman	12/13/21	SGD	23,359	USD	17,330	293
Brown Brothers Harriman	12/13/21	GBP	33,740	USD	45,674	1,023
Brown Brothers Harriman	12/13/21	CHF	37,965	USD	41,691	633
Brown Brothers Harriman	12/13/21	NOK	45,136	USD	5,286	332
Brown Brothers Harriman	12/13/21	DKK	54,522	USD	8,495	238
Brown Brothers Harriman	12/13/21	CAD	81,194	USD	65,261	1,949
Brown Brothers Harriman	12/13/21	EUR	81,787	USD	94,815	2,702
Brown Brothers Harriman	12/13/21	SEK	84,713	USD	9,876	534
Brown Brothers Harriman	12/13/21	HKD	139,147	USD	17,862	13
Brown Brothers Harriman	12/13/21	JPY	13,986,281	USD	123,904	678

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Global Managed Volatility Fund (Concluded)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/13/21	JPY	443,161	USD	3,873	$(32)
						$8,934

Percentages are based on a Net Assets of $2,482,746 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2021 (see Note 12). The total market value of securities on loan at November 30, 2021, was $4,736 ($ Thousands).

(B)	There is currently no rate available.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2021 was $5,027 ($ Thousands).

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
DKK — Danish Krone
EUR — Euro
FTSE— Financial Times Stock Exchange
GBP — British Pound Sterling
HKD — Hong Kong Dollar
JPY — Japanese Yen
L.P. — Limited Partnership
Ltd. — Limited
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLC — Public Limited Company
S&P— Standard & Poor's
SGD — Singapore Dollar
SEK — Swedish Krona
SPI — Share Price Index
TOPIX- Tokyo Price Index

USD — U.S. Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,604,253	829,071	–	2,433,324
Preferred Stock	–	2,385	–	2,385
Affiliated Partnership	–	5,027	–	5,027
Total Investments in Securities	1,604,253	836,483	–	2,440,736

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	4	–	–	4
Unrealized Depreciation	(38)	–	–	(38)
Forwards Contracts*
Unrealized Appreciation	–	9,061	–	9,061
Unrealized Depreciation	–	(127)	–	(127)
Total Other Financial Instruments	(34)	8,934	–	8,900

*	Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$21,842	$103,841	$(120,666)	$1	$9	$5,027	5,015,755	$161	$—
SEI Daily Income Trust, Government Fund, Cl F	—	247,700	(247,700)	—	—	—	—	2	—
Totals	$21,842	$351,541	$(368,366)	$1	$9	$5,027		$163	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

World Equity Ex-US Fund

†	Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.3%
Argentina — 0.2%
Other Securities	0.2%		$14,324

Australia — 2.7%
Qantas Airways Ltd *	0.6	17,316,830	61,570
Other Securities	2.1		193,349
			254,919

Austria — 0.4%
Other Securities	0.4		37,467

Belgium — 0.5%
Other Securities	0.5		44,643

Brazil — 1.0%
Other Securities	1.0		95,016

Canada — 3.4%
Other Securities (A)	3.4		322,514

China — 2.0%
Midea Group Co Ltd, Cl A	0.5	4,859,057	51,653
Other Securities	1.5		140,324
			191,977

Denmark — 3.6%
Danske Bank A/S	0.5	2,995,352	48,957
Novo Nordisk A/S, Cl B	1.2	1,084,473	115,706
Other Securities	1.9		180,356
			345,019

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Finland — 0.4%
Other Securities	0.4%		$38,618

France — 7.3%
BNP Paribas SA	0.5	707,800	43,715
Cie de Saint-Gobain	0.7	1,002,039	63,270
Sanofi	0.7	747,032	70,595
Sodexo SA	1.0	1,094,488	91,258
Stellantis NV *	0.4	2,212,572	37,465
Other Securities	4.0		389,151
			695,454

Germany — 4.0%
Rheinmetall AG	0.5	528,540	46,715
Other Securities (A)	3.5		337,362
			384,077

Hong Kong — 6.2%
Alibaba Group Holding Ltd *	0.5	2,913,040	47,056
Alibaba Group Holding Ltd ADR *	0.1	95,518	12,181
Samsonite International SA *	0.6	29,593,650	55,225
Topsports International Holdings Ltd	0.5	41,064,000	47,510
Other Securities	4.5		434,710
			596,682

Hungary — 0.3%
Other Securities	0.3		30,571

India — 1.6%
Other Securities	1.6		153,899

Indonesia — 0.0%
Other Securities	0.0		2,140

Ireland — 2.1%
Bank of Ireland Group PLC *	0.5	9,065,645	48,742
ICON PLC *	0.9	298,768	80,808
Other Securities	0.7		68,773
			198,323

Israel — 1.6%
Bank Leumi Le-Israel BM	0.6	5,496,359	53,208
Check Point Software Technologies Ltd *	0.5	433,616	48,266
Other Securities	0.5		55,447
			156,921

Italy — 3.0%
Stellantis NV *	0.7	4,143,263	70,389

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

World Equity Ex-US Fund (Continued)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Italy (continued)
UniCredit SpA	0.5%	3,799,127	$45,342
Other Securities	1.8		175,950
			291,681

Japan — 13.3%
Asahi Group Holdings Ltd	0.6	1,646,800	60,458
Hitachi Ltd	0.6	1,011,400	59,198
Mitsubishi UFJ Financial Group Inc	0.6	12,091,000	63,456
ORIX Corp	0.8	3,992,800	77,878
Recruit Holdings Co Ltd	0.7	1,124,360	67,933
Sony Group Corp	0.9	699,771	84,779
Other Securities (A)	9.1		866,330
			1,280,032

Malaysia — 0.1%
Other Securities	0.1		5,722

Mexico — 0.3%
Other Securities	0.3		32,717

Netherlands — 5.8%
ASML Holding NV	1.4	166,189	130,033
ING Groep NV	0.7	4,916,753	67,276
NN Group NV	0.6	1,114,017	54,843
Other Securities	3.1		300,144
			552,296

New Zealand — 0.0%
Other Securities	0.0		1,464

Norway — 1.1%
DNB Bank ASA	0.6	2,597,358	56,253
Other Securities (A)	0.5		50,207
			106,460

Peru — 0.0%
Other Securities	0.0		1,248

Poland — 0.4%
Other Securities	0.4		35,985

Portugal — 0.5%
EDP - Energias de Portugal SA	0.5	8,390,810	45,763

Qatar — 0.1%
Other Securities	0.1		7,883

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Russia — 0.1%
Other Securities	0.1%		$5,429

Saudi Arabia — 0.7%
Other Securities	0.7		66,108

Singapore — 0.0%
Other Securities	0.0		1,323

South Africa — 0.1%
Other Securities	0.1		11,937

South Korea — 5.2%
Coway Co Ltd	0.5	816,401	46,506
KB Financial Group Inc	0.5	1,059,868	47,358
Kia Corp	0.5	796,155	51,834
Samsung Electronics Co Ltd	0.9	1,498,798	89,857
SK Hynix Inc	0.6	627,130	59,482
Other Securities (A)	2.2		201,355
			496,392

Spain — 0.8%
Other Securities	0.8		78,017

Sweden — 2.0%
Other Securities	2.0		196,176

Switzerland — 5.6%
Holcim Ltd	0.5	1,053,059	50,551
Nestle SA	1.1	813,470	103,342
Roche Holding AG	1.6	403,177	156,661
Other Securities	2.4		226,365
			536,919

Taiwan — 3.2%
Taiwan Semiconductor Manufacturing Co Ltd	0.5	2,046,267	43,486
Taiwan Semiconductor Manufacturing Co Ltd ADR	0.2	189,684	22,222
Other Securities	2.5		244,092
			309,800

Thailand — 0.7%
Siam Commercial Bank PCL/The	0.6	16,592,700	60,236
Other Securities	0.1		10,077
			70,313

Turkey — 0.0%
Other Securities	0.0		1,209

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Arab Emirates — 0.1%
Other Securities	0.1%		$12,368

United Kingdom — 11.1%
Anglo American PLC	0.7	1,748,037	63,967
ConvaTec Group PLC	0.5	18,228,237	46,568
Diageo PLC	0.6	1,162,203	58,248
Informa PLC *	0.5	8,310,059	51,174
Kingfisher PLC	1.0	22,375,878	93,585
Melrose Industries PLC	0.9	47,396,018	90,161
NatWest Group PLC	0.7	24,687,502	69,316
Nomad Foods Ltd *	0.7	2,572,653	61,461
Smith & Nephew PLC	0.5	3,168,360	50,780
Other Securities (A)	5.0		479,525
			1,064,785

United States — 1.8%
Baker Hughes Co, Cl A	0.6	2,476,796	57,808
Berry Global Group Inc *	0.5	716,332	49,463
Other Securities	0.7		63,566
			170,837

Total Common Stock
(Cost $7,818,588) ($ Thousands)			8,945,428

PREFERRED STOCK — 0.4%
Brazil — 0.1%
Other Securities (B)	0.1		12,238

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
South Korea — 0.3%
Samsung Electronics Co Ltd	0.3%	455,426	$24,570

Total Preferred Stock
(Cost $43,044) ($ Thousands)			36,808

EXCHANGE TRADED FUNDS — 0.1%
Other Securities	0.1		11,488
Total Exchange Traded Funds
(Cost $11,427) ($ Thousands)			11,488

RIGHT — 0.0%
Hong Kong — 0.0%
Other Securities*	0.0		70

Total Right
(Cost $–) ($ Thousands)			70

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, L.P.
0.020% **†(C)	0.4	36,623,135	36,636

Total Affiliated Partnership
(Cost $36,622) ($ Thousands)			36,636

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	2.9	276,088,938	276,089

Total Cash Equivalent
(Cost $276,089) ($ Thousands)			276,089

Total Investments in Securities — 97.1%
(Cost $8,185,770)($ Thousands)			$9,306,519

A list of the open futures contracts held by the Fund at November 30, 2021 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	3,134	Dec-2021	$149,066	$143,821	$(1,686)
FTSE 100 Index	660	Dec-2021	63,299	61,817	(63)
Hang Seng Index	82	Jan-2022	12,740	12,346	(396)
S&P TSX 60 Index	231	Dec-2021	45,085	44,875	339
SPI 200 Index	287	Dec-2021	38,029	36,787	(421)
TOPIX Index	595	Dec-2021	106,170	99,354	(5,554)
			$414,389	$399,000	$(7,781)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

World Equity Ex-US Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at November 30, 2021 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	12/09/21	ILS	40,353	USD	12,587	$(227)
Bank of America	01/14/22	GBP	2,781	USD	3,740	58
Bank of America	01/14/22	USD	4,232	GBP	3,169	(36)
Bank of America	01/20/22	USD	4,652	SEK	40,186	(215)
Bank of America	02/08/22	USD	2,263	AUD	3,071	(85)
Bank of America	02/09/22	USD	5,596	JPY	637,285	23
Bank of America	02/10/22	CAD	3,503	USD	2,742	10
Barclays PLC	01/07/22	USD	2,248	INR	168,135	(19)
Barclays PLC	01/07/22	INR	170,842	USD	2,262	(3)
Barclays PLC	01/14/22	GBP	8,170	USD	10,971	155
Barclays PLC	01/20/22	KRW	5,362,250	USD	4,553	28
Barclays PLC	02/09/22	USD	7,348	JPY	844,845	102
Barclays PLC	02/09/22	JPY	415,033	USD	3,624	(36)
BNP Paribas	12/02/21	BRL	12,446	USD	2,238	35
BNP Paribas	12/07/21	HUF	6,298,238	USD	21,266	1,858
BNP Paribas	01/20/22	TWD	74,260	USD	2,683	(9)
Citigroup	01/20/22	TWD	183,403	USD	6,613	(37)
Citigroup	01/20/22	KRW	40,475,638	USD	34,301	141
Citigroup	02/08/22	AUD	4,594	USD	3,317	59
Citigroup	02/09/22	JPY	15,447,523	USD	135,704	(509)
Citigroup	02/10/22	CAD	4,223	USD	3,319	25
Citigroup	02/10/22	USD	5,557	EUR	4,926	—
Citigroup	02/10/22	USD	15,011	EUR	13,260	(52)
Credit Suisse First Boston	01/20/22	USD	4,491	SEK	38,440	(246)
Deutsche Bank	12/15/21	USD	21,165	RUB	1,559,637	(262)
Deutsche Bank	01/20/22	DKK	14,068	USD	2,186	53
Deutsche Bank	02/10/22	USD	8,791	EUR	7,792	—
Deutsche Bank	02/10/22	EUR	152,736	USD	176,582	4,286
Goldman Sachs	12/15/21	RUB	161,525	USD	2,132	(33)
Goldman Sachs	01/07/22	USD	2,233	INR	167,510	(12)
Goldman Sachs	01/07/22	INR	183,388	USD	2,457	26
Goldman Sachs	01/13/22	USD	11,851	CHF	10,969	27
Goldman Sachs	01/13/22	USD	61,314	CHF	56,255	(398)
Goldman Sachs	01/20/22	USD	2,741	TWD	75,687	3
Goldman Sachs	02/08/22	USD	2,868	AUD	3,987	(40)
Goldman Sachs	02/10/22	USD	11,788	EUR	10,261	(213)
HSBC	12/07/21	PLN	58,354	USD	15,130	1,026
HSBC	01/07/22	USD	16,983	INR	1,273,479	(101)
HSBC	01/14/22	USD	6,169	GBP	4,629	(40)
HSBC	01/20/22	TWD	124,547	USD	4,487	(29)
HSBC	01/20/22	KRW	7,952,390	USD	6,667	(45)
JPMorgan Chase Bank	12/07/21	USD	2,218	PLN	9,196	5
JPMorgan Chase Bank	01/13/22	CHF	10,025	USD	10,857	1
JPMorgan Chase Bank	01/13/22	CHF	10,310	USD	11,157	(7)
JPMorgan Chase Bank	01/20/22	USD	9,962	DKK	63,924	(269)
JPMorgan Chase Bank	01/20/22	SEK	78,626	USD	9,012	330
Morgan Stanley	12/02/21	USD	28,805	BRL	161,369	(237)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	12/15/21	USD	2,166	RUB	159,261	$(31)
Morgan Stanley	01/07/22	INR	176,906	USD	2,349	3
Morgan Stanley	01/13/22	CHF	240	USD	262	2
Morgan Stanley	01/14/22	USD	8,438	GBP	6,322	(68)
Morgan Stanley	01/20/22	USD	55,786	TWD	1,561,441	826
Morgan Stanley	01/20/22	TWD	118,704	USD	4,279	(24)
Morgan Stanley	01/20/22	KRW	5,823,390	USD	4,901	(14)
Morgan Stanley	01/25/22	USD	17,303	ZAR	275,493	(232)
Morgan Stanley	02/09/22	JPY	1,030,462	USD	9,059	(28)
Morgan Stanley	02/10/22	EUR	1,969	USD	2,215	(6)
Morgan Stanley	02/10/22	USD	19,000	EUR	16,799	(50)
Morgan Stanley	02/10/22	HKD	20,875	USD	2,679	1
Morgan Stanley	02/10/22	USD	118,270	CAD	148,866	(2,151)
National Bank of Australia	02/08/22	USD	50,659	AUD	68,490	(2,077)
RBS	01/13/22	MXN	126,276	USD	6,184	357
RBS	01/14/22	USD	6,818	GBP	5,120	(40)
RBS	02/10/22	EUR	1,967	USD	2,255	36
RBS	02/10/22	USD	19,985	HKD	155,609	(23)
Standard Bank	01/07/22	USD	2,154	INR	162,167	(5)
Standard Bank	01/20/22	TWD	209,676	USD	7,572	(30)
Standard Bank	02/09/22	USD	770	JPY	87,531	2
Standard Bank	02/10/22	USD	12,080	EUR	10,607	(115)
UBS	12/02/21	BRL	148,923	USD	26,585	220
UBS	12/07/21	USD	2,229	PLN	9,270	12
UBS	01/04/22	USD	24,144	BRL	136,228	(197)
UBS	01/07/22	INR	256,625	USD	3,385	(16)
UBS	01/13/22	CHF	17,963	USD	19,639	188
UBS	01/13/22	CHF	2,367	USD	2,561	(2)
UBS	01/14/22	USD	12,400	SGD	16,709	(213)
UBS	02/08/22	AUD	4,439	USD	3,184	35
						$1,451

Percentages are based on a Net Assets of $9,589,013 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
†	Investment in Affiliated Security (see Note 6).
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2021 (see Note 12). The total market value of securities on loan at November 30, 2021, was $35,839 ($ Thousands).

(B)	There is currently no rate available.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2021 was $36,636 ($ Thousands).

ADR — American Depositary Receipt
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
DKK — Danish Krone
EUR — Euro
FTSE— Financial Times Stock Exchange

GBP — British Pound Sterling
HKD — Hong Kong Dollar
HUF — Hungarian Forint
INR — Indian Rupee
ILS — Israeli New Sheckels
JPY — Japanese Yen
KRW — Korean Won
L.P. — Limited Partnership
Ltd. — Limited MXN – Mexican Peso
PLC — Public Limited Company
PLN — Polish Zloty
RUB — Russian Ruble
S&P— Standard & Poor's
SGD — Singapore Dollar
SEK — Swedish Krona
SPI — Share Price Index
TOPIX- Tokyo Price Index
TSX — Toronto Stock Exchange
TWD — Taiwan Dollar

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

World Equity Ex-US Fund (Concluded)

USD — U.S. Dollar
ZAR — South African Rand

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	8,885,267	60,161	–		8,945,428
Preferred Stock	36,808	–	–		36,808
Exchange Traded Funds	11,488	–	–		11,488
Right	70	–	–	^	70
Affiliated Partnership	–	36,636	–		36,636
Cash Equivalent	276,089	–	–		276,089
Total Investments in Securities	9,209,722	96,797	–	^	9,306,519

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	339	–	–	339
Unrealized Depreciation	(8,120)	–	–	(8,120)
Forwards Contracts*
Unrealized Appreciation	–	9,933	–	9,933
Unrealized Depreciation	–	(8,482)	–	(8,482)
Total Other Financial Instruments	(7,781)	1,451	–	(6,330)

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Securities market value less than $500.

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2021, there were no transfers in our out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$145,937	$345,356	$(454,660)	$11	$(8)	$36,636	36,623,135	$611	$—
SEI Daily Income Trust, Government Fund, Cl F	342,536	519,565	(586,012)	—	—	276,089	276,088,938	11	—
Totals	$488,473	$864,921	$(1,040,672)	$11	$(8)	$312,725		$622	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Screened World Equity Ex-US Fund

†	Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.2%
Argentina — 0.2%
Other Securities	0.2%		$240

Australia — 2.8%
Qantas Airways Ltd *	1.0	352,672	1,254
Other Securities	1.8		2,324

			3,578

Austria — 0.7%
Other Securities	0.7		847

Belgium — 0.3%
Other Securities	0.3		361

Brazil — 0.8%
Other Securities	0.8		1,012

Canada — 4.4%
BRP Inc	0.7	11,147	877
Other Securities	3.7		4,683

			5,560

China — 2.5%
Midea Group Co Ltd, Cl A	0.8	95,400	1,014
Other Securities	1.7		2,083

			3,097

Denmark — 5.1%
AP Moller - Maersk A/S, Cl B	0.7	276	823
Danske Bank A/S	0.7	55,414	906
DSV A/S	0.8	4,844	1,044
Novo Nordisk A/S, Cl B	1.3	15,559	1,660
Other Securities	1.6		2,018

			6,451

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Finland — 0.6%
Other Securities	0.6%		$757

France — 6.0%
Cie de Saint-Gobain	0.9	18,335	1,158
LVMH Moet Hennessy Louis Vuitton SE	0.7	1,158	895
Sanofi	0.6	7,883	745
Sodexo SA	0.6	9,416	785
Other Securities	3.2		3,945

			7,528

Germany — 2.5%
Merck KGaA	0.7	3,586	883
Rheinmetall AG	0.7	10,015	885
Other Securities	1.1		1,414

			3,182

Hong Kong — 7.3%
Samsonite International SA *	0.9	640,330	1,195
Topsports International Holdings Ltd	0.7	758,000	877
Xinyi Glass Holdings Ltd	0.6	296,000	720
Other Securities	5.1		6,472

			9,264

Hungary — 0.0%
Other Securities	0.0		16

India — 2.6%
HDFC Bank Ltd ADR	0.7	12,853	842
Tech Mahindra Ltd	0.7	45,474	931
Other Securities	1.2		1,541

			3,314

Indonesia — 0.0%
Other Securities	0.0		22

Ireland — 1.3%
ICON PLC *	1.0	4,669	1,263
Other Securities	0.3		350

			1,613

Israel — 2.2%
Check Point Software Technologies Ltd *	1.0	10,899	1,213
Other Securities	1.2		1,591

			2,804

Italy — 3.3%
Eni SpA	0.6	59,434	778
Stellantis NV *	1.1	81,813	1,390

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Screened World Equity Ex-US Fund (Continued)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Italy (continued)
UniCredit SpA	0.7%	69,283	$827
Other Securities	0.9		1,147

			4,142

Japan — 9.2%
Asahi Group Holdings Ltd	0.7	25,300	929
Fujitsu Ltd	0.7	5,500	913
Hitachi Ltd	1.0	22,400	1,311
Nippon Telegraph & Telephone Corp	0.6	28,040	770
ORIX Corp	0.8	52,500	1,024
Other Securities	5.4		6,677

			11,624

Malaysia — 0.1%
Other Securities	0.1		110

Netherlands — 7.5%
ASML Holding NV	2.1	3,400	2,660
ING Groep NV	1.1	103,003	1,410
Koninklijke Philips NV	0.6	23,356	815
NN Group NV	1.2	32,631	1,606
Wolters Kluwer NV	1.0	10,740	1,196
Other Securities	1.5		1,850

			9,537

New Zealand — 0.2%
Other Securities	0.2		244

Norway — 1.8%
DNB Bank ASA	0.9	55,238	1,196
Other Securities	0.9		1,126

			2,322

Peru — 0.0%
Other Securities	0.0		12

Poland — 0.7%
Other Securities	0.7		850

Qatar — 0.0%
Other Securities	0.0		50

Russia — 0.3%
Other Securities	0.3		377

Singapore — 0.3%
Other Securities	0.3		433

South Africa — 0.5%
Other Securities	0.5		653

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
South Korea — 5.5%
Coway Co Ltd	0.9%	19,373	$1,104
Samsung Electronics Co Ltd GDR	0.7	564	844
Other Securities	3.9		4,952

			6,900

Spain — 0.6%
Other Securities	0.6		781

Sweden — 1.8%
Other Securities	1.8		2,296

Switzerland — 5.7%
Holcim Ltd	0.9	23,807	1,143
Partners Group Holding AG	0.7	502	861
Roche Holding AG	1.3	4,229	1,643
Other Securities	2.8		3,615

			7,262

Taiwan — 4.6%
Hon Hai Precision Industry Co Ltd	0.7	242,000	895
Taiwan Semiconductor Manufacturing Co Ltd	0.3	22,000	467
Taiwan Semiconductor Manufacturing Co Ltd ADR	0.5	5,162	605
Other Securities	3.1		3,818

			5,785

Thailand — 1.9%
Siam Commercial Bank PCL/The	1.0	351,500	1,276
Other Securities	0.9		1,068

			2,344

Turkey — 0.0%
Other Securities	0.0		33

United Arab Emirates — 0.0%
Other Securities	0.0		41

United Kingdom — 11.7%
Atlassian Corp PLC, Cl A *	0.6	2,146	808
GlaxoSmithKline PLC ADR	0.7	20,473	842
Informa PLC *	0.7	140,634	866
Kingfisher PLC	0.9	272,902	1,141
Melrose Industries PLC	0.8	529,205	1,007
NatWest Group PLC	1.0	453,389	1,273
Nomad Foods Ltd *	0.9	45,710	1,092
Other Securities	6.1		7,821

			14,850

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United States — 1.2%
Berry Global Group Inc *	0.8%	14,558	$1,005
Other Securities	0.4		558

			1,563

Total Common Stock
(Cost $107,628) ($ Thousands)			121,855

PREFERRED STOCK — 0.4%
Brazil — 0.2%
Other Securities (A)	0.2		274

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Germany — 0.2%
Other Securities (A)	0.2%		$167

Total Preferred Stock
(Cost $528) ($ Thousands)			441

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	1.6	2,045,356	2,045

Total Cash Equivalent
(Cost $2,045) ($ Thousands)			2,045

Total Investments in Securities — 98.2%
(Cost $110,201)($ Thousands)			$124,341

A list of the open futures contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	16	Dec-2021	$778	$734	$(27)
FTSE 100 Index	5	Dec-2021	489	469	(12)
S&P TSX 60 Index	1	Dec-2021	207	194	(8)
SPI 200 Index	1	Dec-2021	133	128	(3)
TOPIX Index	4	Dec-2021	704	668	(39)
			$2,311	$2,193	$(89)

Percentages are based on a Net Assets of $126,670 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
†	Investment in Affiliated Security (see Note 6).
(A)	There is currently no rate available.

Cl — Class
FTSE— Financial Times Stock Exchange
GDR — Global Depositary Receipt
Ltd. — Limited
PLC — Public Limited Company
S&P— Standard & Poor's
SPI — Share Price Index
TOPIX — Tokyo Price Index
TSX — Toronto Stock Exchange

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	19,213	102,642	–	^	121,855
Preferred Stock	274	167	–		441
Cash Equivalent	2,045	–	–		2,045
Total Investments in Securities	21,532	102,809	–		124,341

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(89)	–	–	(89)
Total Other Financial Instruments	(89)	–	–	(89)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Securities market value less than $500.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Screened World Equity Ex-US Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$2,266	$3,335	$(3,556)	$—	$—	$2,045	2,045,356	$—	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

World Select Equity Fund

†	Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK — 90.4%
Argentina — 0.0%
Other Securities	0.0%		$34

Australia — 0.1%
Other Securities ‡	0.1		214

Austria — 0.3%
Other Securities	0.3		723

Belgium — 0.2%
Other Securities	0.2		596

Brazil — 0.3%
Other Securities	0.3		797

Canada — 0.9%
Other Securities ‡	0.9		2,510

Chile — 0.1%
Other Securities	0.1		193

China — 2.0%
Other Securities	2.0		5,349

Croatia — 0.0%
Other Securities	0.0		122

Czech Republic — 0.1%
Other Securities	0.1		279

Denmark — 0.1%
Other Securities	0.1		294

Egypt — 0.0%
Other Securities	0.0		18

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Estonia — 0.1%
Other Securities	0.1%		$283

Finland — 0.5%
Other Securities	0.5		1,393

France — 2.7%
Other Securities	2.7		7,219

Germany — 2.0%
Allianz SE	0.4	5,164	1,116
Other Securities	1.6		4,185

			5,301

Greece — 0.1%
Other Securities	0.1		195

Hong Kong — 1.7%
Other Securities	1.7		4,430

Hungary — 0.9%
Other Securities	0.9		2,339

India — 1.5%
Other Securities	1.5		3,992

Indonesia — 0.1%
Other Securities	0.1		207

Ireland — 0.4%
Other Securities	0.4		1,038

Israel — 0.1%
Other Securities	0.1		197

Italy — 0.8%
Other Securities	0.8		2,164

Japan — 11.3%
Japan Tobacco Inc	0.4	58,700	1,170
Nippon Telegraph & Telephone Corp	0.5	46,100	1,266
Oracle Corp Japan	0.0	300	29
Sony Group Corp	0.5	10,500	1,272
Other Securities ‡	9.9		26,277

			30,014

Malaysia — 0.2%
Other Securities	0.2		608

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

World Select Equity Fund (Continued)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mexico — 0.1%
Other Securities	0.1%		$243

Netherlands — 1.9%
CNH Industrial NV	0.4	64,000	1,047
Koninklijke Ahold Delhaize NV	0.5	40,427	1,348
Other Securities	1.0		2,633

			5,028

New Zealand — 0.0%
Other Securities	0.0		54

Nigeria — 0.0%
Other Securities	0.0		16

Norway — 0.1%
Other Securities	0.1		129

Pakistan — 0.0%
Other Securities	0.0		76

Philippines — 0.1%
Other Securities	0.1		340

Poland — 1.2%
Other Securities	1.2		3,268

Portugal — 0.1%
Other Securities	0.1		158

Romania — 0.6%
Other Securities	0.6		1,456

Russia — 0.9%
Other Securities	0.9		2,294

Saudi Arabia — 0.2%
Other Securities	0.2		479

Singapore — 0.2%
Other Securities	0.2		457

South Africa — 0.4%
Other Securities	0.4		1,091

South Korea — 1.9%
Samsung Electronics Co Ltd	0.3	11,643	698
Samsung Electronics Co Ltd GDR	0.6	960	1,441
Other Securities	1.0		2,878

			5,017

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Spain — 0.4%
Other Securities	0.4%		$1,101

Sweden — 0.3%
Other Securities	0.3		754

Switzerland — 1.2%
Roche Holding AG	0.5	3,490	1,356
Other Securities	0.7		1,707

			3,063

Taiwan — 2.2%
Taiwan Semiconductor Manufacturing Co Ltd	0.7	86,718	1,843
Other Securities	1.5		4,055

			5,898

Thailand — 0.2%
Other Securities	0.2		486

Turkey — 0.4%
Other Securities	0.4		976

United Arab Emirates — 0.0%
Other Securities	0.0		20

United Kingdom — 4.0%
Linde PLC	0.4	3,464	1,102
Other Securities ‡	3.6		9,553

			10,655

United States — 47.5%
Communication Services — 3.2%
Alphabet Inc, Cl A *	1.2	1,067	3,028
Alphabet Inc, Cl C *	0.4	336	957
AT&T Inc	0.4	47,000	1,073
Facebook Inc, Cl A *	0.5	4,183	1,357
Other Securities	0.7		2,119
			8,534

Consumer Discretionary — 8.4%
Advance Auto Parts Inc	0.6	7,200	1,589
AutoZone Inc *	0.6	923	1,677
Dollar Tree Inc *	0.5	9,900	1,325
eBay Inc	0.4	17,702	1,194
Lowe's Cos Inc	1.1	11,628	2,844
NIKE Inc, Cl B	0.5	7,362	1,246
Target Corp	0.5	5,739	1,399
Other Securities	4.2		10,969
			22,243

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 2.6%
PepsiCo Inc	0.5%	8,344	$1,333
Other Securities	2.1		5,582
			6,915

Energy — 2.1%
Chevron Corp	0.5	11,600	1,309
Other Securities	1.6		4,142
			5,451

Financials — 8.4%
Allstate Corp/The	0.6	14,400	1,566
Ally Financial Inc	0.7	41,564	1,905
American International Group Inc	0.5	22,800	1,199
Equitable Holdings Inc	0.5	40,220	1,265
Moody's Corp	1.0	6,816	2,663
MSCI Inc, Cl A	0.6	2,315	1,457
Wells Fargo & Co	0.5	29,700	1,419
Other Securities ‡	4.0		10,711
			22,185

Health Care — 6.8%
AmerisourceBergen Corp, Cl A	0.4	9,500	1,100
CVS Health Corp	0.6	17,191	1,531
Johnson & Johnson	0.8	13,176	2,055
Merck & Co Inc	0.5	17,875	1,339
United Therapeutics Corp *	0.4	5,700	1,080
UnitedHealth Group Inc	1.0	6,251	2,777
Other Securities	3.1		8,220
			18,102

Industrials — 4.9%
Carrier Global Corp	0.4	18,989	1,028
Parker-Hannifin Corp	0.4	3,274	989
Union Pacific Corp	0.4	4,920	1,159
Other Securities	3.7		9,883
			13,059

Information Technology — 8.4%
Analog Devices Inc	0.4	5,730	1,033
Apple Inc	0.8	13,457	2,224
DXC Technology Co *	0.6	52,980	1,589
Intel Corp	0.6	34,250	1,685
International Business Machines Corp	0.5	11,338	1,328
Lam Research Corp	0.4	1,657	1,126
Mastercard Inc, Cl A	0.5	3,932	1,238
Microsoft Corp	1.7	13,142	4,345
Oracle Corp	0.7	21,432	1,945
Other Securities	2.2		5,787
			22,300

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology (continued)

Materials — 1.6%
Sherwin-Williams Co/The	0.5%	4,447	$1,473
Other Securities	1.1		2,887
			4,360

Real Estate — 0.4%
Other Securities ‡	0.4		944

Utilities — 0.7%
National Fuel Gas Co	0.5	21,800	1,260
Other Securities	0.2		502
			1,762

			125,855

Total Common Stock
(Cost $192,996) ($ Thousands)			239,423

PREFERRED STOCK — 0.6%
Brazil — 0.2%
Other Securities (A)	0.2		633

Germany — 0.4%
Other Securities (A)	0.4		968

Total Preferred Stock
(Cost $1,776) ($ Thousands)			1,601

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	2.1	5,633,778	5,634

Total Cash Equivalent
(Cost $5,634) ($ Thousands)			5,634

Total Investments in Securities — 93.1%
(Cost $200,406)($ Thousands)			$246,658

		Contracts
PURCHASED OPTION*(B) — 0.0%
Total Purchased Option
(Cost $29 ) ($ Thousands)		6,788,968	$33

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

World Select Equity Fund (Continued)

A list of the open exchange traded options contracts held by the Fund at November 30, 2021 is as follows:

Description	Number of Contracts	Notional Amount (Thousands) ††	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION — 0.0%
Put Option
December2021, EUR Call JPY Put*	6,788,968	$29	$128	12/18/2021	$33

Total Purchased Option		$29			$33

††	Represents cost.

A list of the open futures contracts held by the Fund at November 30, 2021 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	112	Dec-2021	$5,307	$5,140	$(112)
FTSE 100 Index	17	Dec-2021	1,632	1,592	(20)
Hang Seng Index	8	Jan-2022	1,265	1,205	(60)
MSCI Singapore Index	18	Jan-2022	478	452	(26)
OMX Stockholm 30	29	Dec-2021	763	717	(33)
S&P 500 Index E-MINI	121	Dec-2021	26,902	27,626	724
S&P TSX 60 Index	25	Dec-2021	4,843	4,857	89
SPI 200 Index	25	Dec-2021	3,380	3,204	(67)
			44,570	44,793	495
Short Contracts
MSCI Emerging Markets	(188)	Dec-2021	$(12,026)	$(11,396)	$630
TOPIX Index	(74)	Dec-2021	(13,626)	(12,357)	957
			(25,652)	(23,753)	1,587
			$18,918	$21,040	$2,082

A list of the open forward foreign currency contracts held by the Fund at November 30, 2021 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/13/21	NZD	46	USD	32	$1
Brown Brothers Harriman	12/13/21	NZD	72	USD	49	—
Brown Brothers Harriman	12/13/21	USD	82	SEK	744	—
Brown Brothers Harriman	12/13/21	USD	113	NOK	1,028	—
Brown Brothers Harriman	12/13/21	USD	163	SGD	224	—
Brown Brothers Harriman	12/13/21	USD	209	HKD	1,627	—
Brown Brothers Harriman	12/13/21	USD	9	NZD	13	—
Brown Brothers Harriman	12/13/21	USD	225	NZD	316	(11)
Brown Brothers Harriman	12/13/21	USD	261	DKK	1,725	—
Brown Brothers Harriman	12/13/21	SGD	302	USD	220	—
Brown Brothers Harriman	12/13/21	USD	606	NOK	5,170	(38)
Brown Brothers Harriman	12/13/21	SGD	835	USD	619	10
Brown Brothers Harriman	12/13/21	USD	974	CAD	1,249	—
Brown Brothers Harriman	12/13/21	USD	996	CHF	921	1
Brown Brothers Harriman	12/13/21	USD	1,024	SGD	1,381	(17)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/13/21	NOK	1,183	USD	130	$—
Brown Brothers Harriman	12/13/21	AUD	1,559	USD	1,140	34
Brown Brothers Harriman	12/13/21	AUD	2,037	USD	1,444	—
Brown Brothers Harriman	12/13/21	CHF	2,110	USD	2,278	(3)
Brown Brothers Harriman	12/13/21	GBP	2,199	USD	2,910	—
Brown Brothers Harriman	12/13/21	USD	2,641	DKK	16,948	(75)
Brown Brothers Harriman	12/13/21	USD	2,776	HKD	21,626	(2)
Brown Brothers Harriman	12/13/21	CAD	2,965	USD	2,311	(1)
Brown Brothers Harriman	12/13/21	NOK	3,399	USD	396	23
Brown Brothers Harriman	12/13/21	USD	3,593	SEK	30,767	(200)
Brown Brothers Harriman	12/13/21	DKK	3,986	USD	603	—
Brown Brothers Harriman	12/13/21	CHF	4,010	USD	4,399	63
Brown Brothers Harriman	12/13/21	HKD	5,192	USD	666	—
Brown Brothers Harriman	12/13/21	DKK	5,275	USD	819	20
Brown Brothers Harriman	12/13/21	HKD	5,358	USD	687	—
Brown Brothers Harriman	12/13/21	CAD	5,949	USD	4,768	130
Brown Brothers Harriman	12/13/21	EUR	6,780	USD	7,631	(4)
Brown Brothers Harriman	12/13/21	USD	183	AUD	259	—
Brown Brothers Harriman	12/13/21	USD	6,673	AUD	9,048	(257)
Brown Brothers Harriman	12/13/21	SEK	8,032	USD	933	48
Brown Brothers Harriman	12/13/21	SEK	8,175	USD	901	(1)
Brown Brothers Harriman	12/13/21	USD	9,294	CHF	8,465	(141)
Brown Brothers Harriman	12/13/21	GBP	10,324	USD	13,966	304
Brown Brothers Harriman	12/13/21	USD	10,747	CAD	13,369	(322)
Brown Brothers Harriman	12/13/21	USD	12,401	EUR	11,014	3
Brown Brothers Harriman	12/13/21	USD	16,540	JPY	1,879,020	15
Brown Brothers Harriman	12/13/21	USD	4,149	GBP	3,135	—
Brown Brothers Harriman	12/13/21	USD	14,296	GBP	10,567	(312)
Brown Brothers Harriman	12/13/21	USD	24,748	JPY	2,793,816	(135)
Brown Brothers Harriman	12/13/21	USD	34,543	EUR	29,839	(940)
Brown Brothers Harriman	12/13/21	EUR	36,327	USD	42,081	1,172
Brown Brothers Harriman	12/13/21	JPY	5,402,445	USD	47,860	265
Brown Brothers Harriman	12/13/21	JPY	909,781	USD	7,994	(21)
						$(391)

Percentages are based on a Net Assets of $264,802 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	There is currently no rate available.
(B)	Refer to table below for details on Options Contracts.

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
DKK — Danish Krone
EUR — Euro
FTSE — Financial Times Stock Exchange
GBP — British Pound Sterling

GDR — Global Depositary Receipt
HKD — Hong Kong Dollar
JPY — Japanese Yen
Ltd — Limited
MSCI — Morgan Stanley Capital International
NOK — Norwegian Krone
NZD — New Zealand Dollar
OMX — Offset Market Exchange
PLC — Public Limited Company
S&P— Standard & Poor's
SEK — Swedish Krona
SGD — Singapore Dollar
SPI — Share Price Index
TOPIX- Tokyo Price Index
TSX — Toronto Stock Exchange
USD — U.S. Dollar

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

World Select Equity Fund (Concluded)

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	239,283	115	25	239,423
Preferred Stock	1,601	–	–	1,601
Cash Equivalent	5,634	–	–	5,634
Total Investments in Securities	246,518	115	25	246,658

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Option	33	–	–	33
Futures Contracts*
Unrealized Appreciation	2,400	–	–	2,400
Unrealized Depreciation	(318)	–	–	(318)
Forwards Contracts*
Unrealized Appreciation	–	2,089	–	2,089
Unrealized Depreciation	–	(2,480)	–	(2,480)
Total Other Financial Instruments	2,115	(391)	–	1,724

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2021, there were transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$4,159	$28,380	$(26,905)	$—	$—	$5,634	5,633,778	$—	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Emerging Markets Equity Fund

†	Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.3%
Argentina — 0.3%
Other Securities	0.3%		$3,259

Austria — 0.1%
Other Securities	0.1		734

Bangladesh — 0.2%
Other Securities	0.2		2,776

Brazil — 2.8%
Other Securities	2.8		34,171

Canada — 1.5%
Other Securities	1.5		17,744

Chile — 0.8%
Other Securities	0.8		9,902

China — 9.6%
China Construction Bank Corp, Cl H	1.0	18,648,000	12,095
Li Ning Co Ltd	0.6	655,500	7,436
NetEase Inc ADR	0.7	79,467	8,561
Other Securities	7.3		88,447
			116,539

Colombia — 0.1%
Other Securities	0.1		1,189

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Czech Republic — 0.1%
Other Securities	0.1%		$954

Egypt — 0.2%
Other Securities	0.2		2,367

Greece — 0.9%
Other Securities	0.9		11,274

Hong Kong — 11.7%
AIA Group Ltd	0.4	456,240	4,803
Alibaba Group Holding Ltd ADR *	0.9	83,737	10,679
China Mengniu Dairy Co Ltd	0.4	896,000	4,990
China Resources Land Ltd	0.6	1,712,000	7,122
Industrial & Commercial Bank of China Ltd, Cl H	0.5	10,835,000	5,709
Techtronic Industries Co Ltd	0.4	250,500	5,137
Tencent Holdings Ltd	1.7	351,881	20,772
Zhongsheng Group Holdings Ltd	0.4	570,000	4,686
Other Securities	6.4		77,400
			141,298

Hungary — 0.6%
Other Securities	0.6		7,488

India — 10.4%
Divi's Laboratories Ltd	0.4	76,902	4,996
ICICI Bank Ltd ADR	0.6	376,218	6,945
Infosys Ltd ADR	0.4	209,758	4,736
Kotak Mahindra Bank Ltd	0.4	196,012	5,111
WNS Holdings Ltd ADR *	0.4	62,487	5,253
Other Securities	8.2		98,825
			125,866

Indonesia — 3.5%
Avia Avian *	0.6	120,000,000	7,792
Medikaloka Hermina Tbk PT	0.4	77,974,500	5,403
Other Securities	2.5		29,350
			42,545

Kenya — 0.2%
Other Securities	0.2		2,522

Malaysia — 0.1%
Other Securities	0.1		744

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Emerging Markets Equity Fund (Continued)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mexico — 2.1%
Grupo Financiero Banorte SAB de CV, Cl O	0.4%	839,849	$4,992
Other Securities	1.7		19,819
			24,811

Netherlands — 0.5%
Other Securities	0.5		6,431

Nigeria — 0.4%
Other Securities	0.4		4,440

Pakistan — 0.2%
Other Securities	0.2		2,986

Philippines — 2.5%
Ayala Corp	0.4	319,189	5,279
Other Securities	2.1		24,695
			29,974

Poland — 0.9%
Other Securities	0.9		10,467

Qatar — 0.0%
Other Securities	0.0		521

Russia — 3.2%
Gazprom PJSC ADR	0.5	599,104	5,382
LUKOIL PJSC ADR	0.9	122,921	10,839
Sberbank of Russia PJSC ADR	0.8	582,966	9,847
Other Securities	1.0		12,315
			38,383

Saudi Arabia — 2.0%
Saudi National Bank	0.4	343,597	5,532
Saudi Tadawul Group Holding *	0.4	164,800	4,612
Other Securities	1.2		14,660
			24,804

South Africa — 2.2%
Naspers Ltd, Cl N	0.5	37,692	5,782
Other Securities	1.7		20,349
			26,131

South Korea — 10.2%
Hana Financial Group Inc	0.5	198,081	6,577
Samsung Electronics Co Ltd	2.7	542,844	32,554
Other Securities	7.0		84,898
			124,029

Taiwan — 14.4%
Chailease Holding Co Ltd	0.6	793,670	7,017

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Taiwan (continued)
Fubon Financial Holding Co Ltd	0.6%	2,824,700	$7,417
MediaTek Inc	0.7	224,357	8,116
Silergy Corp	0.8	55,367	9,323
Taiwan Semiconductor Manufacturing Co Ltd	3.6	2,013,000	42,881
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.6	169,024	19,801
United Microelectronics Corp	0.5	2,497,000	5,710
Other Securities	6.0		73,667
			173,932

Thailand — 2.8%
Home Product Center PCL	0.4	11,742,945	4,740
Sri Trang Agro-Industry PCL	0.5	7,505,900	6,618
Other Securities	1.9		22,604
			33,962

Turkey — 0.5%
Other Securities	0.5		6,466

United Arab Emirates — 1.9%
Emaar Development PJSC *	0.5	4,444,042	5,550
Emaar Properties PJSC	0.6	6,109,208	7,774
Fertiglobe *	0.5	6,663,353	6,440
Other Securities	0.3		3,806
			23,570

United Kingdom — 4.1%
Energean PLC *	0.4	436,776	5,144
Halyk Savings Bank of Kazakhstan JSC GDR	0.5	405,272	6,520
Hochschild Mining PLC	0.5	3,350,660	5,888
NAC Kazatomprom JSC GDR	0.5	133,607	5,507
Vivo Energy PLC	0.4	2,984,617	5,223
Other Securities	1.8		21,184
			49,466

United States — 1.9%
Credicorp Ltd	0.4	40,171	4,740
EPAM Systems Inc *	0.5	10,582	6,440
Other Securities	1.0		12,237
			23,417

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vietnam — 1.4%
Military Commercial Joint Stock Bank *	0.5%	4,649,081	$5,928
Other Securities	0.9		11,187
			17,115

Total Common Stock
(Cost $952,828) ($ Thousands)			1,142,277

PREFERRED STOCK (A) — 1.3%
Brazil — 0.2%
Other Securities	0.2		2,403

Colombia — 0.1%
Other Securities	0.1		1,639

South Korea — 1.0%
Samsung Electronics Co Ltd	0.5	105,300	5,670
Other Securities	0.5		6,564
			12,234

Total Preferred Stock
(Cost $17,643) ($ Thousands)			16,276

PARTICIPATION NOTES — 0.2%
United States — 0.2%
Other Securities	0.2		2,850

Total Participation Notes
(Cost $1,620) ($ Thousands)			2,850

WARRANTS — 0.2%
India — 0.2%
Other Securities*	0.2		2,135

Total Warrants
(Cost $693) ($ Thousands)			2,135

RIGHTS — 0.0%
Thailand — 0.0%
Other Securities*	0.0		132

Total Rights
(Cost $–) ($ Thousands)			132

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Government Fund, Cl F
0.010% **†	2.7%	32,389,662	$32,390

Total Cash Equivalent
(Cost $32,390) ($ Thousands)			32,390

Total Investments in Securities — 98.7%
(Cost $1,005,174)($ Thousands)			$1,196,060

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Emerging Markets Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at November 30, 2021 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
MSCI Emerging Markets	546	Dec-2021	$34,573	$33,096	$(1,477)

Percentages are based on a Net Assets of $1,211,674 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
†	Investment in Affiliated Security (see Note 6).
(A)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
JSC — Joint-Stock Company
Ltd — Limited
MSCI — Morgan Stanley Capital International
PCL — Public Company Limited
PJSC — Public Joint-Stock Company
PLC — Public Limited Company

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	215,793	926,484	–	1,142,277
Preferred Stock	4,042	12,234	–	16,276
Participation Notes	2,850	–	–	2,850
Warrant	–	2,135	–	2,135
Right	132	–	–	132
Cash Equivalent	32,390	–	–	32,390
Total Investments in Securities	255,207	940,853	–	1,196,060

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(1,477)	–	–	(1,477)
Total Other Financial Instruments	(1,477)	–	–	(1,477)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2021, there were transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of Fund's transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$63,747	$113,803	$(145,160)	$—	$—	$32,390	32,389,662	$2	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Opportunistic Income Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 33.4%
Agency Mortgage-Backed Obligations — 2.1%
FHLMC ARM
2.790%, VAR ICE LIBOR USD 12 Month + 2.470%, 03/01/2036	$632	$672
2.306%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.250%, 06/01/2035	439	468
FHLMC CMO, Ser 2007-3311, Cl FN
0.389%, VAR ICE LIBOR USD 1 Month + 0.300%, 05/15/2037	269	269
FHLMC Multifamily Structured Pass-Through Certificates, Ser K018, Cl X1, IO
1.358%, 01/25/2022(A)	9,137	–
FHLMC Multifamily Structured Pass-Through Certificates, Ser K028, Cl X1, IO
0.347%, 02/25/2023(A)	136,586	314
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	127	140
FNMA
6.000%, 09/01/2039 to 04/01/2040	290	339
3.000%, 05/01/2022 to 12/01/2030	431	452
FNMA ARM
2.418%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.332%, 04/01/2034	273	289
2.297%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.205%, 05/01/2035	149	158

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.280%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.184%, 07/01/2036	$491	$521
2.276%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.193%, 10/01/2024	10	10
2.264%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.141%, 10/01/2033	328	340
2.247%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.247%, 08/01/2034	634	678
2.175%, VAR ICE LIBOR USD 12 Month + 1.800%, 05/01/2034	175	183
2.123%, VAR ICE LIBOR USD 12 Month + 1.873%, 10/01/2033	130	137
2.080%, VAR ICE LIBOR USD 12 Month + 1.557%, 06/01/2035	44	44
2.027%, VAR ICE LIBOR USD 12 Month + 1.777%, 09/01/2034	376	378
2.020%, VAR ICE LIBOR USD 12 Month + 1.770%, 10/01/2033	164	165
1.915%, VAR ICE LIBOR USD 12 Month + 1.665%, 04/01/2033	107	108
1.848%, VAR ICE LIBOR USD 12 Month + 1.565%, 05/01/2037	337	353
1.809%, VAR ICE LIBOR USD 12 Month + 1.601%, 06/01/2035	106	107
1.740%, VAR ICE LIBOR USD 12 Month + 1.490%, 10/01/2035	362	378
1.738%, VAR ICE LIBOR USD 6 Month + 1.580%, 07/01/2034	114	119
1.562%, VAR ICE LIBOR USD 6 Month + 1.433%, 03/01/2035	280	289
FNMA CMO, Ser 2011-63, Cl FG
0.542%, VAR ICE LIBOR USD 1 Month + 0.450%, 07/25/2041	513	522
FNMA CMO, Ser 2012-136, Cl DC
1.750%, 09/25/2041	103	104
FNMA CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	154	157
FNMA CMO, Ser 2015-46, Cl BA
3.000%, 05/25/2041	34	34
FNMA, Ser 2017-M13, Cl FA
0.480%, VAR ICE LIBOR USD 1 Month + 0.400%, 10/25/2024	82	82
FREMF Mortgage Trust, Ser 2013-K28, Cl C
3.609%, 06/25/2046(A)(B)	1,460	1,500
FREMF Mortgage Trust, Ser 2015-K718, Cl B
3.635%, 02/25/2048(A)(B)	1,500	1,503
GNMA ARM
1.785%, VAR ICE LIBOR USD 1 Month + 1.693%, 12/20/2060	987	1,021

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
1.480%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.410%, 09/20/2060 to 11/20/2060	$879	$899
1.162%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.125%, 11/20/2060	1,178	1,200
1.110%, VAR ICE LIBOR USD 1 Month + 1.040%, 12/20/2060	1,363	1,393
GNMA, Ser 2015-171, Cl IO, IO
0.832%, 11/16/2055(A)	12,111	464
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/2022	361	362

		16,152
Non-Agency Mortgage-Backed Obligations — 31.3%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl D
1.626%, VAR ICE LIBOR USD 1 Month + 1.537%, 09/15/2034(B)	3,000	2,990
Adjustable Rate Mortgage Trust, Ser 2005-1, Cl 5M1
1.142%, VAR ICE LIBOR USD 1 Month + 1.050%, 05/25/2035	2,355	2,313
American Home Mortgage Investment Trust, Ser 2005-2, Cl 4A1
1.694%, VAR ICE LIBOR USD 6 Month + 1.500%, 09/25/2045	90	90
Angel Oak Mortgage Trust I LLC, Ser 2018-3, Cl A1
3.649%, 09/25/2048(A)(B)	29	29
Angel Oak Mortgage Trust I LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048(A)(B)	154	155
Angel Oak Mortgage Trust I LLC, Ser 2019-2, Cl A1
3.628%, 03/25/2049(A)(B)	77	78
Angel Oak Mortgage Trust I LLC, Ser 2019-4, Cl A1
2.993%, 07/26/2049(A)(B)	56	56
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	29	29
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(B)	147	148
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(B)	185	185
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(B)	87	87

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(B)	$142	$141
Angel Oak Mortgage Trust, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(B)	321	320
Angel Oak Mortgage Trust, Ser 2021-2, Cl A1
0.985%, 04/25/2066(A)(B)	1,457	1,444
Angel Oak Mortgage Trust, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(B)	239	237
Angel Oak Mortgage Trust, Ser 2021-5, Cl A1
0.951%, 07/25/2066(A)(B)	441	436
Arroyo Mortgage Trust, Ser 2019-1, Cl A1
3.805%, 01/25/2049(A)(B)	941	947
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(B)	58	58
Arroyo Mortgage Trust, Ser 2021-1R, Cl A1
1.175%, 10/25/2048(A)(B)	1,589	1,584
Banc of America Funding, Ser 2005-F, Cl 4A1
2.573%, 09/20/2035(A)	36	34
Banc of America Funding, Ser 2006-D, Cl 3A1
2.946%, 05/20/2036(A)	34	36
Banc of America Funding, Ser 2006-I, Cl 1A1
2.125%, 12/20/2036(A)	1,471	1,519
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
2.658%, 12/25/2033(A)	606	612
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
2.544%, 02/25/2034(A)	612	626
Banc of America Mortgage Trust, Ser 2004-D, Cl 2A1
2.551%, 05/25/2034(A)	265	273
Banc of America Mortgage Trust, Ser 2005-A, Cl 2A1
2.502%, 02/25/2035(A)	14	14
BANK, Ser 2018-BN12, Cl A2
4.074%, 05/15/2061	600	622
Bayview Commercial Asset Trust, Ser 2004-1, Cl A
0.632%, VAR ICE LIBOR USD 1 Month + 0.540%, 04/25/2034(B)	323	323
Bayview Commercial Asset Trust, Ser 2004-3, Cl A1
0.647%, VAR ICE LIBOR USD 1 Month + 0.555%, 01/25/2035(B)	1,577	1,569
BBCMS Mortgage Trust, Ser 2017-DELC, Cl B
1.120%, VAR ICE LIBOR USD 1 Month + 1.030%, 08/15/2036(B)	5,000	4,984

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust, Ser 2018-TALL, Cl C
1.211%, VAR ICE LIBOR USD 1 Month + 1.121%, 03/15/2037(B)	$3,000	$2,880
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
2.531%, 12/25/2033(A)	783	810
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
2.485%, 08/25/2034(A)	1,199	1,250
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
2.450%, 01/25/2034(A)	1,576	1,625
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
2.067%, 04/25/2034(A)	191	192
Bear Stearns ARM Trust, Ser 2004-2, Cl 12A2
2.647%, 05/25/2034(A)	798	772
Bear Stearns ARM Trust, Ser 2004-3, Cl 2A
2.680%, 07/25/2034(A)	790	807
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
2.892%, 07/25/2034(A)	797	819
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AM
5.513%, 01/12/2045(A)	552	548
Bellemeade Re, Ser 2018-3A, Cl M1B
1.942%, VAR ICE LIBOR USD 1 Month + 1.850%, 10/25/2028(B)	1,637	1,637
Bellemeade Re, Ser 2019-2A, Cl M1B
1.542%, VAR ICE LIBOR USD 1 Month + 1.450%, 04/25/2029(B)	490	490
Bellemeade Re, Ser 2019-3A, Cl M1B
1.692%, VAR ICE LIBOR USD 1 Month + 1.600%, 07/25/2029(B)	2,841	2,845
Bellemeade Re, Ser 2021-1A, Cl M1A
1.800%, VAR SOFR30A + 1.750%, 03/25/2031(B)	500	501
Bellemeade Re, Ser 2021-2A, Cl M1A
1.250%, VAR SOFR30A + 1.200%, 06/25/2031(B)	800	799
Bellemeade Re, Ser 2021-3A, Cl M1A
1.050%, VAR SOFR30A + 1.000%, 09/25/2031(B)	1,000	997
BFLD Trust, Ser 2020-OBRK, Cl A
2.140%, VAR ICE LIBOR USD 1 Month + 2.050%, 11/15/2028(B)	240	240
BRAVO Residential Funding Trust, Ser 2019-1, Cl A1C
3.500%, 03/25/2058(B)	822	836
BRAVO Residential Funding Trust, Ser 2019-NQM2, Cl A1
2.748%, 11/25/2059(A)(B)	657	658
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(B)	116	117

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BRAVO Residential Funding Trust, Ser 2021-HE1, Cl A1
0.800%, VAR SOFR30A + 0.750%, 01/25/2070(B)	$2,868	$2,866
BRAVO Residential Funding Trust, Ser 2021-HE2, Cl A3
1.100%, VAR SOFR30A + 1.050%, 11/25/2069(B)	1,632	1,631
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	127	127
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	191	191
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/26/2060(A)(B)	253	252
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(B)	79	80
BWay Mortgage Trust, Ser 2013-1515, Cl A1
2.809%, 03/10/2033(B)	130	134
BX Commercial Mortgage Trust, Ser 2018-BIOA, Cl A
0.761%, VAR ICE LIBOR USD 1 Month + 0.671%, 03/15/2037(B)	1,000	998
BX Commercial Mortgage Trust, Ser 2018-BIOA, Cl D
1.411%, VAR ICE LIBOR USD 1 Month + 1.321%, 03/15/2037(B)	2,000	1,992
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
1.010%, VAR ICE LIBOR USD 1 Month + 0.920%, 10/15/2036(B)	252	252
BX Commercial Mortgage Trust, Ser 2019-XL, Cl E
1.890%, VAR ICE LIBOR USD 1 Month + 1.800%, 10/15/2036(B)	1,062	1,058
BX Commercial Mortgage Trust, Ser 2020-BXLP, Cl A
0.890%, VAR ICE LIBOR USD 1 Month + 0.800%, 12/15/2036(B)	835	834
BX Commercial Mortgage Trust, Ser 2020-BXLP, Cl E
1.690%, VAR ICE LIBOR USD 1 Month + 1.600%, 12/15/2036(B)	1,670	1,662
BX Commercial Mortgage Trust, Ser 2020-VKNG, Cl C
1.490%, VAR ICE LIBOR USD 1 Month + 1.400%, 10/15/2037(B)	905	904

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2021-ACNT, Cl B
1.350%, VAR ICE LIBOR USD 1 Month + 1.250%, 11/15/2026(B)	$2,000	$1,996
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl D
1.490%, VAR ICE LIBOR USD 1 Month + 1.400%, 06/15/2038(B)	1,500	1,491
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
0.742%, VAR ICE LIBOR USD 1 Month + 0.652%, 05/15/2038(B)	240	239
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl E
2.090%, VAR ICE LIBOR USD 1 Month + 2.000%, 09/15/2036(B)	2,000	1,988
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
0.790%, VAR ICE LIBOR USD 1 Month + 0.700%, 09/15/2036(B)	195	194
BX Trust, Ser 2021-LGCY, Cl A
0.596%, VAR ICE LIBOR USD 1 Month + 0.506%, 10/15/2023(B)	400	396
BX Trust, Ser 2021-SDMF, Cl B
0.828%, VAR ICE LIBOR USD 1 Month + 0.738%, 09/15/2034(B)	1,000	982
BX, Ser 2021-MFM1, Cl C
1.290%, VAR ICE LIBOR USD 1 Month + 1.200%, 01/15/2034(B)	1,000	994
BXHPP Trust, Ser 2021-FILM, Cl C
1.190%, VAR ICE LIBOR USD 1 Month + 1.100%, 08/15/2036(B)	2,530	2,524
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl E
2.239%, VAR ICE LIBOR USD 1 Month + 2.150%, 12/15/2037(B)	2,000	1,994
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl B
1.339%, VAR ICE LIBOR USD 1 Month + 1.250%, 12/15/2037(B)	3,000	2,994
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
1.159%, VAR ICE LIBOR USD 1 Month + 1.070%, 12/15/2037(B)	2,795	2,791
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 7A1
2.444%, 02/25/2037(A)	186	192
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 2A3
2.375%, 06/25/2035(A)	414	420
CHL Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	6	1

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CHT Mortgage Trust, Ser 2017-CSMO, Cl B
1.489%, VAR ICE LIBOR USD 1 Month + 1.400%, 11/15/2036(B)	$2,000	$1,999
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057(A)(B)	214	217
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl C
6.517%, 03/15/2049(A)	130	129
Citigroup Commercial Mortgage Trust, Ser 2018-TBR, Cl A
0.920%, VAR ICE LIBOR USD 1 Month + 0.830%, 12/15/2036(B)	4,000	3,986
Citigroup Mortgage Loan Trust, Ser 2019-IMC1, Cl A1
2.720%, 07/25/2049(A)(B)	23	23
Cold Storage Trust, Ser 2020-ICE5, Cl D
2.190%, VAR ICE LIBOR USD 1 Month + 2.100%, 11/15/2037(B)	1,474	1,467
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	191	190
COLT Mortgage Loan Trust, Ser 2020-1R, Cl A1
1.255%, 09/25/2065(A)(B)	133	133
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	77	77
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(A)(B)	61	61
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	182	180
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	3,147	3,120
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(B)	118	118
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	398	396
COLT Mortgage Loan Trust, Ser 2021-4, Cl A2
1.500%, 10/25/2066(A)(B)	1,990	1,976
COLT Mortgage Loan Trust, Ser 2021-5, Cl A1
1.726%, 11/23/2170(A)(B)	1,000	999
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	2,409	2,391
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(B)	209	208

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2013-300P, Cl E
4.540%, 08/10/2030(A)(B)	$800	$803
COMM Mortgage Trust, Ser 2013-CR10, Cl XA, IO
0.872%, 08/10/2046(A)	30,333	313
COMM Mortgage Trust, Ser 2014-CR14, Cl XA, IO
0.694%, 02/10/2047(A)	24,958	260
COMM Mortgage Trust, Ser 2014-CR15, Cl D
4.862%, 02/10/2047(A)(B)	700	719
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M1
0.800%, VAR SOFR30A + 0.750%, 10/25/2041(B)	596	597
Credit Suisse First Boston Mortgage Securities, Ser 2005-5, Cl 3A2
0.392%, VAR ICE LIBOR USD 1 Month + 0.300%, 07/25/2035	743	736
Credit Suisse Mortgage Capital Certificates, Ser 2021-NQM4, Cl A1
1.101%, 05/25/2066(A)(B)	267	265
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2004-AR5, Cl 6A1
2.282%, 06/25/2034(A)	1,422	1,492
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049(B)	410	414
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	191	189
CSMC, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(B)	231	230
CSMC, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(B)	363	360
DBCG Mortgage Trust, Ser 2017-BBG, Cl C
1.100%, VAR ICE LIBOR USD 1 Month + 1.000%, 06/15/2034(B)	1,100	1,094
DBGS Mortgage Trust, Ser 2018-BIOD, Cl A
0.893%, VAR ICE LIBOR USD 1 Month + 0.803%, 05/15/2035(B)	2,784	2,781
DBWF Mortgage Trust, Ser 2018-AMXP, Cl D
3.917%, 05/05/2035(A)(B)	500	496
Deephaven Residential Mortgage Trust, Ser 2019-4A, Cl A1
2.791%, 10/25/2059(A)(B)	50	50
Deephaven Residential Mortgage Trust, Ser 2020-2, Cl A1
1.692%, 05/25/2065(B)	63	63
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	96	96
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	85	84

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A3
1.260%, 04/25/2066(A)(B)	$846	$839
Eagle Re, Ser 2020-1, Cl M1A
0.992%, VAR ICE LIBOR USD 1 Month + 0.900%, 01/25/2030(B)	1,500	1,485
Eagle Re, Ser 2021-2, Cl M1A
1.599%, VAR SOFR30A + 1.550%, 04/25/2034(B)	3,000	2,995
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A2
2.892%, 11/25/2059(A)(B)	727	733
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(B)	1,016	1,017
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(B)	1,352	1,343
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	123	122
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
0.801%, VAR ICE LIBOR USD 1 Month + 0.701%, 11/15/2038(B)	350	348
FHLMC STACR REMIC Trust, Ser 2020-DNA6, Cl M1
0.950%, VAR SOFR30A + 0.900%, 12/25/2050(B)	312	312
FHLMC STACR REMIC Trust, Ser 2021-DNA1, Cl M1
0.700%, VAR SOFR30A + 0.650%, 01/25/2051(B)	690	690
FHLMC STACR REMIC Trust, Ser 2021-DNA3, Cl M1
0.800%, VAR SOFR30A + 0.750%, 10/25/2033(B)	1,500	1,500
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
1.700%, VAR SOFR30A + 1.650%, 01/25/2034(B)	250	251
FHLMC STACR REMIC Trust, Ser 2021-HQA2, Cl M1
0.750%, VAR SOFR30A + 0.700%, 12/25/2033(B)	1,000	1,000
FHLMC STACR REMIC Trust, Ser 2021-HQA3, Cl M1
0.900%, VAR SOFR30A + 0.850%, 09/25/2041(B)	2,500	2,500
FHLMC STACR Trust, Ser 2018-DNA2, Cl M2AS
1.042%, VAR ICE LIBOR USD 1 Month + 0.950%, 12/25/2030(B)	3,000	2,997

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR Trust, Ser 2019-FTR2, Cl M1
1.042%, VAR ICE LIBOR USD 1 Month + 0.950%, 11/25/2048(B)	$1,266	$1,266
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3
4.792%, VAR ICE LIBOR USD 1 Month + 4.700%, 04/25/2028	343	354
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2018-HQA1, Cl M2
2.392%, VAR ICE LIBOR USD 1 Month + 2.300%, 09/25/2030	1,148	1,160
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2021-DNA2, Cl M1
0.850%, VAR SOFR30A + 0.800%, 08/25/2033(B)	2,257	2,258
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2021-DNA7, Cl M1
0.898%, VAR SOFR30A + 0.850%, 11/25/2041(B)	1,500	1,500
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
5.992%, VAR ICE LIBOR USD 1 Month + 5.900%, 10/25/2028	239	251
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1EA2
0.942%, VAR ICE LIBOR USD 1 Month + 0.850%, 10/25/2030	59	59
FNMA Connecticut Avenue Securities, Ser 2021-R02, Cl 2M1
0.950%, VAR SOFR30A + 0.900%, 11/25/2041(B)	2,000	2,000
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065(B)	85	85
GCAT Trust, Ser 2021-CM1, Cl A
1.469%, 04/25/2065(A)(B)	323	322
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(B)	1,535	1,523
GCAT Trust, Ser 2021-NQM3, Cl A1
1.091%, 05/25/2066(A)(B)	219	217
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(B)	655	648
GS Mortgage Securities Trust, Ser 2011-GC3, Cl X, IO
0.291%, 03/10/2044 (A)(B)	4,002	–
GS Mortgage Securities Trust, Ser 2012-ALOHA, Cl D
4.267%, 04/10/2034(A)(B)	1,000	1,001
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl E
2.590%, VAR ICE LIBOR USD 1 Month + 2.500%, 12/15/2036(B)	400	392

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl B
1.440%, VAR ICE LIBOR USD 1 Month + 1.350%, 12/15/2036(B)	$500	$501
GS Mortgage-Backed Securities Trust, Ser 2021-NQM1, Cl A2
1.275%, 07/25/2061(A)(B)	1,413	1,406
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
2.654%, 01/25/2035(A)	49	48
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
2.914%, 04/25/2035(A)	245	246
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
2.470%, 08/19/2034(A)	1,024	1,098
Hilton Orlando Trust, Ser 2018-ORL, Cl B
1.290%, VAR ICE LIBOR USD 1 Month + 1.200%, 12/15/2034(B)	2,900	2,882
Home RE, Ser 2021-2, Cl M1A
1.300%, VAR SOFR30A + 1.250%, 01/25/2034(B)	3,000	2,996
Impac CMB Trust, Ser 2004-6, Cl 1A2
0.872%, VAR ICE LIBOR USD 1 Month + 0.780%, 10/25/2034	920	913
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	303	299
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	201	200
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	169	168
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-MFP, Cl B
1.250%, VAR ICE LIBOR USD 1 Month + 1.160%, 07/15/2036(B)	2,000	1,990
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl XAFX, IO
2.032%, 01/16/2037(A)(B)	12,500	609
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
2.720%, 06/25/2035(A)	290	297
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
2.388%, 07/25/2035(A)	627	638
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.267%, 11/25/2033(A)	111	113

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
2.768%, 07/25/2035(A)	$750	$771
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
2.428%, 07/25/2035(A)	452	462
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
3.242%, 06/25/2037(A)	33	29
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
0.842%, VAR ICE LIBOR USD 1 Month + 0.750%, 04/25/2046(B)	120	120
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
0.889%, VAR ICE LIBOR USD 1 Month + 0.800%, 05/15/2036(B)	150	150
Life Mortgage Trust, Ser 2021-BMR, Cl E
1.840%, VAR ICE LIBOR USD 1 Month + 1.750%, 03/15/2038(B)	1,250	1,240
Life Mortgage Trust, Ser 2021-BMR, Cl D
1.490%, VAR ICE LIBOR USD 1 Month + 1.400%, 03/15/2038(B)	1,000	991
LSTAR Securities Investment, Ser 2019-4, Cl A1
2.599%, VAR ICE LIBOR USD 1 Month + 2.500%, 05/01/2024(B)	221	218
MASTR Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
2.638%, 07/25/2035(A)	22	21
MASTR Alternative Loan Trust, Ser 2003-5, Cl 4A1
5.500%, 07/25/2033	912	954
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
2.610%, 10/20/2029(A)	143	145
Merit, Ser 2020-HILL, Cl A
1.240%, VAR ICE LIBOR USD 1 Month + 1.150%, 08/15/2037(B)	552	551
Merrill Lynch Mortgage Investors Trust, Ser 2003-E, Cl A1
0.712%, VAR ICE LIBOR USD 1 Month + 0.620%, 10/25/2028	490	485
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
2.038%, 12/25/2034(A)	680	689
Merrill Lynch Mortgage Investors Trust, Ser 2005-A, Cl A1
0.552%, VAR ICE LIBOR USD 1 Month + 0.460%, 03/25/2030	843	840
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A3
2.834%, 02/25/2035(A)	481	468

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A2
2.834%, 02/25/2035(A)	$1,739	$1,762
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A5
2.834%, 02/25/2035(A)	357	362
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
2.455%, 07/25/2035(A)	288	189
Merrill Lynch Mortgage Investors Trust, Ser 2007-1, Cl 2A1
2.334%, 01/25/2037(A)	1,090	1,072
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065(A)(B)	1,016	1,018
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(B)	87	87
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	159	158
MFA Trust, Ser 2021-NQM1, Cl A1
1.153%, 04/25/2065(A)(B)	1,499	1,494
MFRA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(B)	1,951	1,939
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl D
1.691%, VAR ICE LIBOR USD 1 Month + 1.601%, 04/15/2038(B)	1,500	1,496
MHP, Ser 2021-STOR, Cl A
0.790%, VAR ICE LIBOR USD 1 Month + 0.700%, 07/15/2038(B)	105	105
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	134	134
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl AJ
6.215%, 06/11/2042(A)	1,484	1,498
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl D
1.490%, VAR ICE LIBOR USD 1 Month + 1.400%, 11/15/2034(B)	3,400	3,393
Morgan Stanley Capital I Trust, Ser 2018-SUN, Cl A
0.990%, VAR ICE LIBOR USD 1 Month + 0.900%, 07/15/2035(B)	3,000	2,995
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
3.443%, 11/25/2034(A)	665	686
Morgan Stanley Mortgage Loan Trust, Ser 2004-5AR, Cl 3A1
2.277%, 07/25/2034(A)	359	371
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, Cl 4A2
2.386%, 10/25/2034(A)	816	839

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MortgageIT Trust, Ser 2005-1, Cl 2A
1.336%, VAR ICE LIBOR USD 1 Month + 1.250%, 02/25/2035	$407	$402
MSCG Trust, Ser 2018-SELF, Cl A
0.989%, VAR ICE LIBOR USD 1 Month + 0.900%, 10/15/2037(B)	1,455	1,453
MTRO Commercial Mortgage Trust, Ser 2019-TECH, Cl A
0.989%, VAR ICE LIBOR USD 1 Month + 0.900%, 12/15/2033(B)	455	454
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	175	185
New Residential Mortgage Loan Trust, Ser 2017-5A, Cl A1
1.592%, VAR ICE LIBOR USD 1 Month + 1.500%, 06/25/2057(B)	1,542	1,560
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	450	474
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1A
4.000%, 12/25/2057(A)(B)	660	697
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1M
0.992%, VAR ICE LIBOR USD 1 Month + 0.900%, 01/25/2048(B)	1,718	1,716
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1S
0.842%, VAR ICE LIBOR USD 1 Month + 0.750%, 01/25/2048(B)	2,778	2,777
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl B1
1.142%, VAR ICE LIBOR USD 1 Month + 1.050%, 01/25/2048(B)	2,086	2,091
New Residential Mortgage Loan Trust, Ser 2020-NQM1, Cl A1
2.464%, 01/26/2060(A)(B)	129	129
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	69	70
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(B)	108	108
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	392	391
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AR3, Cl M1
1.232%, VAR ICE LIBOR USD 1 Month + 1.140%, 11/25/2034	795	806

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Oaktown Re VII, Ser 2021-2, Cl M1A
1.650%, VAR SOFR30A + 1.600%, 04/25/2034(B)	$1,000	$999
OBX Trust, Ser 2018-1, Cl A2
0.742%, VAR ICE LIBOR USD 1 Month + 0.650%, 06/25/2057(B)	1,112	1,112
OBX Trust, Ser 2020-INV1, Cl A11
0.989%, VAR ICE LIBOR USD 1 Month + 0.900%, 12/25/2049(B)	536	536
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(B)	2,024	2,014
OPG Trust, Ser 2021-PORT, Cl D
1.221%, VAR ICE LIBOR USD 1 Month + 1.131%, 10/15/2036(B)	1,000	985
PKHL Commercial Mortgage Trust, Ser 2021-MF, Cl F
3.440%, VAR ICE LIBOR USD 1 Month + 3.350%, 07/15/2038(B)	400	401
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(A)(B)	117	116
Radnor Re, Ser 2019-2, Cl M1B
1.842%, VAR ICE LIBOR USD 1 Month + 1.750%, 06/25/2029(B)	938	938
Radnor Re, Ser 2020-1, Cl M1A
1.042%, VAR ICE LIBOR USD 1 Month + 0.950%, 01/25/2030(B)	3,538	3,514
Radnor Re, Ser 2021-1, Cl M1B
1.750%, VAR SOFR30A + 1.700%, 12/27/2033(B)	2,000	1,999
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.216%, 08/25/2022(A)	423	299
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(B)	56	57
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
0.891%, VAR ICE LIBOR USD 1 Month + 0.800%, 10/20/2027	1,328	1,345
Sequoia Mortgage Trust, Ser 2002-9, Cl 1A
0.791%, VAR ICE LIBOR USD 1 Month + 0.700%, 09/20/2032	376	369
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.631%, VAR ICE LIBOR USD 1 Month + 0.540%, 01/20/2035	1,981	1,979
Sequoia Mortgage Trust, Ser 2004-3, Cl A
0.666%, VAR ICE LIBOR USD 6 Month + 0.500%, 05/20/2034	583	584
Sequoia Mortgage Trust, Ser 2004-5, Cl A1
1.563%, 06/20/2034(A)	1,010	1,011
SG Residential Mortgage Trust, Ser 2021-1, Cl A1
1.160%, 07/25/2061(A)(B)	367	364

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
SG Residential Mortgage Trust, Ser 2021-2, Cl A1
1.737%, 12/25/2061(A)(B)	$1,997	$1,990
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(B)	180	180
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(B)	80	81
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	905	908
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(B)	95	94
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(B)	250	248
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-9XS, Cl A
0.462%, VAR ICE LIBOR USD 1 Month + 0.370%, 07/25/2034	2,021	2,017
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
2.940%, 04/25/2035(A)	727	746
Thornburg Mortgage Securities Trust, Ser 2004-3, Cl A
0.832%, VAR ICE LIBOR USD 1 Month + 0.740%, 09/25/2034	2,216	2,256
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
2.165%, 04/25/2045(A)	896	912
Toorak Mortgage, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	2,061	2,045
Towd Point HE Trust, Ser 2021-HE1, Cl A1
0.918%, 02/25/2063(A)(B)	1,220	1,217
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.165%, 05/10/2045(A)(B)	7,422	1
VASA Trust, Ser 2021-VASA, Cl B
1.340%, VAR ICE LIBOR USD 1 Month + 1.250%, 07/15/2039(B)	2,000	2,001
Velocity Commercial Capital Loan Trust, Ser 2020-1, Cl AFX
2.610%, 02/25/2050(A)(B)	1,019	1,048
Velocity Commercial Capital Loan Trust, Ser 2021-1, Cl A
1.400%, 05/25/2051(A)(B)	946	928
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059(B)	51	52
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059(A)(B)	66	67

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060(B)	$33	$33
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065(B)	52	52
Verus Securitization Trust, Ser 2020-5, Cl A1
1.218%, 05/25/2065(B)	1,139	1,137
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	303	300
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	1,480	1,467
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	176	175
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(A)(B)	2,586	2,565
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(B)	179	177
Verus Securitization Trust, Ser 2021-4, Cl A2
1.247%, 07/25/2066(A)(B)	918	911
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(B)	226	226
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	1,477	1,471
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	179	178
Visio Trust, Ser 2021-1R, Cl A1
1.280%, 05/25/2056(B)	1,800	1,793
WaMu Commercial Mortgage Securities Trust, Ser 2007-SL2, Cl D
2.200%, 12/27/2049(A)(B)	585	582
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.492%, 10/25/2033(A)	690	697
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.365%, 08/25/2033(A)	685	679
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.514%, 09/25/2033(A)	769	770
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR1, Cl A
2.427%, 03/25/2034(A)	1,543	1,588
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
2.358%, 10/25/2034(A)	500	497
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
2.751%, 01/25/2035(A)	1,156	1,172

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
1.483%, VAR 12 Month Treas Avg + 1.400%, 04/25/2044	$1,805	$1,855
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR9, Cl A7
2.720%, 08/25/2034(A)	1,879	1,935
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034	149	153
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl AS
3.539%, 10/15/2045	275	279
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
2.615%, 07/25/2034(A)	173	175
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
2.766%, 10/25/2034(A)	915	909

		245,457
Total Mortgage-Backed Securities
(Cost $262,057) ($ Thousands)		261,609

LOAN PARTICIPATIONS — 32.4%
Aerospace & Defense — 0.7%
Bleriot US Bidco Inc., 2021 Term Loan, 1st Lien
4.132%, VAR LIBOR + 4.000%, 10/30/2026	1,733	1,730
Peraton Corp., Term B Loan, 2nd Lien
4.501%, VAR LIBOR + 3.750%, 02/01/2028	2,761	2,751
Ultra Electronics Holdings PLC, Dollar Denominated Term Loan, 1st Lien
0.000%, 11/17/2028 (D)	1,025	1,021
		5,502

Air Transport — 0.7%
AAdvantage Loyality IP Ltd., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR + 4.750%, 04/20/2028	1,519	1,558
Air Canada, Term Loan, 1st Lien
4.250%, 08/11/2028	274	272
American Airlines Inc., 2018 Replacement Term Loan, 1st Lien
1.852%, 06/27/2025 (A)	253	237

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
American Airlines Inc., 2020 Term Loan, 1st Lien
1.840%, VAR LIBOR + 1.750%, 01/29/2027	$1,114	$1,038
Mileage Plus Holdings LLC, Initial Term Loan, 1st Lien
6.250%, VAR LIBOR + 5.250%, 06/21/2027	905	943
SkyMiles IP Ltd., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 3.750%, 10/20/2027	1,175	1,234
United AirLines Inc., Class B Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 04/21/2028	179	178
		5,460

Automotive — 0.7%
Autokiniton US Holdings Inc., Closing Date Term B Loan, 1st Lien
5.000%, 04/06/2028 (A)	1,582	1,579
Eastman Tire Supplies, Term B Loan, 1st Lien
6.000%, 08/12/2028 (E)	1,395	1,395
Holley Inc., Delayed Term Loan, 1st Lien
0.000%, 11/10/2028 (D)	33	33
Holley Inc., Initial Term Loan, 1st Lien
4.500%, 11/17/2028 (D)	198	197
Truck Hero Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.750%, 01/31/2028	2,000	1,982
		5,186

Building & Development — 1.8%
Artera Services LLC, Tranche B Term Loan, 1st Lien
4.500%, 03/06/2025	1,183	1,140
Brookfield Property REIT Inc., Initial Term B Loan, 1st Lien
2.591%, VAR LIBOR + 2.500%, 08/27/2025	3	3
CP Atlas Buyer Inc., Term B Loan, 1st Lien
4.251%, VAR LIBOR + 3.750%, 11/23/2027	1,952	1,931
Crown Subsea Communications Holding Inc., Initial Term Loan, 1st Lien
5.750%, 04/27/2027	1,338	1,343
Kodiak BP LLC, Initial Term Loan, 1st Lien
4.000%, 03/12/2028	2,472	2,452
KREF Holdings X LLC, 2021 Replacement Term Loan, 1st Lien
3.688%, 09/01/2027	1,678	1,678

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
MI Windows and Doors, LLC, Initial Term Loan, 1st Lien
4.501%, VAR LIBOR + 3.750%, 12/18/2027 (D)	$1,672	$1,667
RE/MAX LLC, Term Loan, 1st Lien
3.000%, 07/21/2028	1	1
Specialty Building Products Holdings LLC, Initial Term Loan, 1st Lien
4.250%, 10/15/2028 (D)	1,286	1,276
SRS Distribution Inc., 2021 Refinancing Term Loan, 1st Lien
4.250%, 06/02/2028	2,449	2,439
US LBM Holdings LLC, Delayed Term Loan, 1st Lien
0.000%, 12/17/2027 (D)	97	95
		14,025

Business Equipment & Services — 2.6%
Ahead DB Borrower LLC, Term B Loan, 1st Lien
4.500%, 10/18/2027	286	285
AVSC Holding Corp., 2020 B-1 Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.500%, 03/03/2025	2,444	2,210
AVSC Holding Corp., Initial Term Loan, 2nd Lien
8.250%, VAR LIBOR + 7.250%, 09/01/2025 (E)	1,132	904
Electron Bidco Inc., Initial Term Loan, 1st Lien
3.750%, 11/01/2028	1,465	1,456
Ensono Inc, Term Loan, 1st Lien
4.750%, 05/26/2028	1,687	1,680
Marlink AS, Dollar Term Loan B, 1st Lien
0.000%, 11/03/2028 (D)	361	353
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 10/23/2028 (D)(E)	1,438	1,433
Mermaid Bidco Inc., Additional Term Facility (USD), 1st Lien
4.500%, 12/22/2027	1,673	1,661
Packers Holdings LLC, Initial Term Loan, 1st Lien
4.000%, 03/09/2028	1,707	1,689
Ping Identity Corporation, Term Loan B, 1st Lien
4.250%, 11/17/2028 (D)	700	698
Pug LLC, Term B-2 Loan, 1st Lien
4.750%, 02/12/2027	765	757

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Pug LLC, USD Term B Loan, 1st Lien
3.591%, VAR LIBOR + 3.500%, 02/12/2027	$1,687	$1,655
Service Logic Acquisition Inc., Closing Date Initial Term Loan, 1st Lien
4.750%, 10/29/2027	2,494	2,488
Service Logic Acquisition Inc., Delayed Draw Term Loan, 1st Lien
4.750%, 10/29/2027	54	53
Snap One Holdings Corp., Term Loan B, 1st Lien
0.000%, 11/23/2028 (D)	670	665
Tempo Acquisition LLC, Extended Term Loan, 1st Lien
3.341%, VAR LIBOR + 3.250%, 11/02/2026	2	2
TGG TS Acquisition Company, Term B Loan, 1st Lien
6.592%, VAR LIBOR + 6.500%, 12/14/2025	1,178	1,178
VT Topco Inc., 2021 Term Loan, 1st Lien
4.500%, 08/01/2025	214	214
William Morris Endeavor Entertainment LLC, Term Loan B-1, 1st Lien
2.850%, VAR LIBOR + 2.750%, 05/18/2025	1,184	1,158
		20,539

Cable & Satellite Television — 0.1%
Diamond Sports Group LLC, Term Loan, 1st Lien
3.350%, VAR LIBOR + 3.250%, 08/24/2026	997	417
Gray Television Inc., Term D Loan, 1st Lien
3.102%, 12/01/2028 (D)	454	451
		868

Chemicals & Plastics — 0.7%
Cambrex Corporation, Tranche B-2 Dollar Term Loan, 1st Lien
4.251%, VAR LIBOR + 3.500%, 12/04/2026 (D)	1,896	1,891
DCG Acquisition Corp., Term Loan B, 1st Lien
4.592%, VAR LIBOR + 4.500%, 09/30/2026 (E)	2,770	2,759
LSF11 Skyscraper Holdco S.a.r.l., Facility B3 (USD), 1st Lien
3.500%, 09/29/2027 (E)	2	2
SCIH Salt Holdings Inc., Incremental Term B-1 Loan, 1st Lien
4.750%, 03/16/2027 (D)	801	790
Tekni-Plex Inc., Term Loan, 1st Lien
4.500%, 07/29/2028	346	345

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
4.500%, 09/15/2028	$20	$20
		5,807

Computers & Electronics — 0.2%
Cvent Inc., Term Loan, 1st Lien
3.841%, VAR LIBOR + 3.750%, 11/29/2024 (D)	1,398	1,385

Conglomerates — 0.1%
Conair Holdings LLC, Initial Term Loan, 1st Lien
4.250%, 05/17/2028	720	718
Sunshine Luxembourg VII S.a r.l., Facility B3, 1st Lien
4.500%, VAR LIBOR + 3.750%, 10/01/2026	323	322
		1,040

Containers & Glass Products — 2.5%
Anchor Packaging LLC, Initial Term Loan, 1st Lien
4.091%, 07/18/2026 (A)(D)	1,428	1,410
Berlin Packaging LLC, Tranche B-5 Term Loan, 1st Lien
4.250%, 03/11/2028	2,294	2,277
Charter Next Generation Inc., Initial Term Loan (2021), 1st Lien
4.500%, 12/01/2027	2,840	2,840
Mauser Packaging Solutions Holding Company, Initial Term Loan, 1st Lien
3.337%, VAR LIBOR + 3.250%, 04/03/2024 (D)	2,253	2,207
Packaging Coordinators Midco Inc., Term B Loan, 1st Lien
4.250%, VAR LIBOR + 3.750%, 11/30/2027 (D)	455	453
Pregis TopCo LLC, Initial Term Loan, 1st Lien
4.091%, VAR LIBOR + 3.750%, 07/31/2026	1,614	1,613
Pregis TopCo LLC, Third Amendment Refinancing Term Loan, 1st Lien
4.500%, 07/31/2026	1,091	1,086
Pretium PKG Holdings Inc., Initial Term Loan, 1st Lien
4.500%, 10/02/2028	1,190	1,185
Pretium PKG Holdings Inc., Initial Term Loan, 2nd Lien
7.250%, 10/01/2029	1,685	1,694
Tank Holding Corp., 2020 Incremental Term Loan, 1st Lien
5.750%, 03/26/2026	1,755	1,749

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Tank Holding Corp., 2020 Refinancing Term Loan, 1st Lien
3.341%, VAR LIBOR + 3.250%, 03/26/2026	$1,244	$1,233
Trident TPI Holdings Inc., Tranche B-1 Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.000%, 10/17/2024	1,897	1,890
		19,637

Ecological Services & Equipment — 0.2%
Covanta Holding Corporation, Initial Term B Loan, 1st Lien
3.000%, 11/30/2028 (D)	835	832
Dispatch Acquisition Holdings LLC, Closing Date Term Loan, 1st Lien
5.000%, 03/27/2028	433	431
Esdec Solar Group B.V., Initial Term Loan, 1st Lien
5.750%, 08/30/2028	317	316
		1,579

Education Services — 0.1%
St. George's/Medforth, Term B Loan, 1st Lien
0.000%, 06/29/2028 (D)	345	343

Electronics/Electrical — 4.9%
Acuris Finance US Inc., Initial Dollar Term Loan, 1st Lien
4.500%, 02/16/2028	416	415
Applied Systems Inc., 2021 Term Loan, 2nd Lien
6.250%, 09/19/2025	549	553
Apttus Corporation, Initial Term Loan, 1st Lien
5.000%, 05/08/2028	1,337	1,332
Boxer Parent Company Inc., 2021 Replacement Dollar Term Loan, 1st Lien
3.974%, 10/02/2025	318	314
CommerceHub Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 12/29/2027 (E)	675	667
Delta Topco, Inc., Initial Term Loan, 2nd Lien
8.000%, VAR LIBOR + 7.250%, 12/01/2028	1,675	1,680
ECi Macola/MAX Holding LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 11/09/2027	1,979	1,972

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Epicor Software Corporation, Initial Term Loan, 2nd Lien
8.752%, VAR LIBOR + 7.750%, 07/31/2028 (D)	$606	$619
Hyland Software Inc., 2018 Refinancing Term Loan, 1st Lien
4.251%, VAR LIBOR + 3.500%, 07/01/2024	864	862
Hyland Software Inc., 2021 Refinancing Term Loan, 2nd Lien
7.001%, 07/07/2025	1,981	1,998
Idera Inc., Term Loan, 1st Lien
4.500%, 03/02/2028	2,458	2,445
Idera Inc., Term Loan, 2nd Lien
7.500%, 03/02/2029 (A)	1,060	1,057
ION Trading Finance Limited, Initial Dollar Term Loan (2021), 1st Lien
4.917%, 04/01/2028	1,840	1,835
Ivanti Software Inc., 2021 Specified Refinancing Loan, 2nd Lien
7.750%, 12/01/2028 (D)	1,130	1,129
Ivanti Software Inc., First Amendment Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 12/01/2027	833	825
Ivanti Software Inc., Initial Term Loan, 1st Lien
5.750%, VAR LIBOR + 4.750%, 12/01/2027	1,408	1,397
LANDesk Software, Term Loan, 2nd Lien
9.500%, 12/01/2028 (A)	1,130	1,129
MA Financeco LLC, Tranche B-4 Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.250%, 06/05/2025	1,535	1,551
McAfee LLC, Term B USD Loan, 1st Lien
5.750%, 07/27/2028 (D)	1,573	1,548
MH Sub I LLC, 2020 June New Term Loan, 1st Lien
4.750%, VAR LIBOR + 3.750%, 09/13/2024	1,399	1,392
MH Sub I LLC, 2021 February New Term Loan, 2nd Lien
6.342%, 02/23/2029	550	554
MH Sub I LLC, Amendment No. 2 Initial Term Loan, 1st Lien
3.590%, VAR LIBOR + 3.500%, 09/13/2024	760	748
Mitchell International Inc., Initial Term Loan, 1st Lien
4.250%, 10/15/2028 (D)	927	914
Motus Group LLC, Initial Term Loan, 1st Lien
4.500%, 12/11/2028 (D)	850	847

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Netsmart Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 10/01/2027	$1,789	$1,786
Particle Luxembourg S.a.r.l., Initial Term Loan, 1st Lien
5.750%, 02/18/2027 (A)	1,326	1,320
Redstone HoldCo 2 LP, Initial Term Loan, 1st Lien
5.500%, 04/27/2028	1,200	1,137
Renaissance Holding Corp., Initial Term Loan, 2nd Lien
7.090%, 05/29/2026	1,003	1,004
Sophia L.P., Closing Date Loan, 2nd Lien
9.000%, VAR LIBOR + 8.000%, 10/09/2028 (E)	1,000	1,025
Sophia LP, Term Loan B, 1st Lien
3.724%, 10/07/2027	2,529	2,523
TIBCO Software Inc., Term B-2 Loan, 1st Lien
3.860%, 06/30/2026 (D)	977	968
TIBCO Software Inc., Term B-3 Loan, 1st Lien
3.850%, VAR LIBOR + 3.750%, 06/30/2026	721	712
Zelis Cost Management Buyer Inc., Amendment No. 2 Term Loan, 1st Lien
3.599%, 09/30/2026 (D)	308	303
		38,561

Financial Intermediaries — 3.1%
AI Convoy (Luxembourg) S.a r.l., Facility B (USD), 1st Lien
4.500%, VAR LIBOR + 3.500%, 01/18/2027 (D)	1,438	1,437
Alchemy Copyrights, LLC, 2020 Term Loan, 1st Lien
3.500%, VAR LIBOR + 3.250%, 03/10/2028 (E)	1,320	1,310
Apex Group Treasury Limited, USD Term Loan, 1st Lien
4.250%, 07/27/2028 (D)	1,371	1,364
Aruba Investments, Term Loan, 1st Lien
4.750%, 11/24/2027 (A)	506	506
Aruba Investments, Term Loan, 2nd Lien
8.500%, 11/24/2028 (A)	1,467	1,469
AssuredPartners Inc., 2021 Term Loan, 1st Lien
4.000%, 02/12/2027	975	967
Deerfield Dakota Holdings LLC , Initial Dollar Term Loan, 1st Lien
4.751%, VAR LIBOR + 3.750%, 04/09/2027	617	616

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
HighTower Holding LLC, Delayed Draw Term Loan, 1st Lien
4.750%, 04/21/2028	$189	$188
4.000%, 04/21/2028	45	45
HighTower Holding LLC, Initial Term Loan, 1st Lien
4.750%, 04/21/2028	936	933
LS Group Opco Acquisition LLC, Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 11/02/2027	1,216	1,211
Madison IAQ LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 06/21/2028 (D)	1,921	1,903
Mariner Wealth Advisors LLC, Initial Term Loan, 1st Lien
3.750%, 08/18/2028 (D)	663	654
MedAssets Software Intermediate Holdings Inc., Initial Term Loan, 1st Lien
4.500%, 01/28/2028 (D)	975	974
Mirion Technologies (US Holdings0 Inc., Initial Term Loan, 1st Lien
3.250%, 10/20/2028 (D)	118	117
Osmosis Buyer Limited, Initial Term B Loan, 1st Lien
4.500%, VAR LIBOR + 4.000%, 07/31/2028	2,796	2,791
Osmosis Buyer Limited, Term Loan, 1st Lien
0.074%, 07/31/2028	349	349
Paysafe Group Holdings II Limited, Facility B1 Term Loan, 1st Lien
3.250%, 06/28/2028 (D)	200	192
Quirch Foods Holdings LLC, 2021 Term Loan, 1st Lien
5.500%, 10/27/2027 (D)	3,171	3,167
Summer (BC) Bidco B LLC, Additional Facility B2 (USD) Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.500%, 12/04/2026	1,456	1,451
Titan Acquisition Limited, Initial Term Loan, 1st Lien
3.167%, VAR LIBOR + 3.000%, 03/28/2025	1,370	1,334
Valkyr Purchaser LLC, Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 11/05/2027	1,067	1,062
		24,040

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Food Service — 0.5%
IRB Holding Corp., Fourth Amendment Incremental Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.250%, 12/15/2027	$1,534	$1,527
Simply Good Foods USA Inc., 2019 Incremental Term Loan, 1st Lien
4.751%, VAR LIBOR + 3.750%, 07/07/2024	1,765	1,765
Sovos Brands Intermediate Inc., Initial Term Loan, 1st Lien
4.500%, 06/08/2028	630	629
Woof Holdings, Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 12/21/2027	88	87
		4,008

Food/Drug Retailers — 0.0%
EG Group Limited, Additional Term Facility (USD), 1st Lien
4.750%, 03/31/2026	334	333

Health Care — 4.2%
AHP Health Partners Inc., Initial Term Loan, 1st Lien
4.000%, 08/24/2028 (D)	753	750
Air Methods Corporation, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.500%, 04/22/2024 (D)	1,933	1,843
Auris Luxembourg III S.a r.l., Facility B2, 1st Lien
3.841%, VAR LIBOR + 3.750%, 02/27/2026	746	734
Aveanna Healthcare LLC, 2021 Extended Term Loan, 1st Lien
4.250%, 07/17/2028 (D)	169	167
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
7.001%, 10/10/2025	305	223
3.840%, VAR LIBOR + 3.750%, 10/10/2025	2,351	1,767
Epic Health, Delayed Term Loan, 1st Lien
0.267%, 07/17/2028 (D)	39	39
eResearchTechnology Inc., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR + 4.500%, 02/04/2027	2,628	2,627
EyeCare Partners LLC, Amendment No. 1 Term Loan, 1st Lien
4.250%, 11/15/2028	444	442
FC Compassus LLC, Term B-1 Loan, 1st Lien
5.000%, 12/31/2026	883	881

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Global Medical Response Inc., 2020 Refinancing Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.750%, 10/02/2025 (D)	$1,123	$1,114
Hanger Inc., Term B Loan , 1st Lien
3.591%, VAR LIBOR + 3.500%, 03/06/2025	1	1
Jaxx Pharmaceuticals Public Limited Company, Initial Dollar Term Loan, 1st Lien
4.000%, 05/05/2028	943	940
Kindred Healthcare LLC, Closing Date Term Loan, 1st Lien
4.626%, 07/02/2025	723	721
Maravai Intermediate Holdings LLC, Initial Term Loan, 1st Lien
4.751%, VAR LIBOR + 4.250%, 10/19/2027	1,604	1,601
MED ParentCo LP, Initial Term Loan, 1st Lien
4.340%, VAR LIBOR + 4.250%, 08/31/2026	2,007	1,995
Medline Industries, Bridge Loan, 1st Lien
0.000%, 07/21/2028 (C)(E)	1,038	1,038
Medline Industries, Unsecured Bridge Loan, 1st Lien
0.000%, 07/21/2028 (C)(E)	1,092	1,092
Milano Acquisition Corp., Term B Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 10/01/2027	3,099	3,094
National Mentor Holdings Inc., Initial Term Loan, 1st Lien
4.501%, 03/02/2028	2	2
4.500%, 03/02/2028	1	1
Navicure Inc., Initial Term Loan, 1st Lien
4.091%, VAR LIBOR + 4.000%, 10/22/2026	1,194	1,192
Option Care Health Inc., 2021 Refinancing Term Loan, 1st Lien
3.250%, 10/27/2028	848	845
Organon & Co., Dollar Term Commitment Loan, 1st Lien
3.500%, 06/02/2028	1,496	1,491
PetVet Care Centers LLC, 2021 First Lien Replacement Term Loan, 1st Lien
4.251%, VAR LIBOR + 3.500%, 02/14/2025	1,959	1,954
PetVet Care Centers LLC, Initial Term Loan, 2nd Lien
6.354%, 01/30/2026 (A)(D)	200	200

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Phoenix Newco, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 11/15/2028	$2,280	$2,269
Pluto Acquisition I Inc., 2021 Term Loan, 1st Lien
4.175%, 06/22/2026 (D)	826	819
Precision Medicine Group LLC, Amendment No. 1 Refinancing Term Loan, 1st Lien
3.750%, 11/18/2027	3	2
Radnet Management Inc., Initial Term Loan, 1st Lien
5.250%, 04/23/2028	2	2
3.750%, 04/23/2028	647	642
Tecostar Holdings Inc., 2017 Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.500%, 05/01/2024 (D)	914	867
WCG Purchaser Corp., Initial Term Loan, 1st Lien
5.000%, 01/08/2027	1,880	1,879
		33,234

Home Furnishings — 0.3%
Generation Brands LLC, Term Loan, 2nd Lien
7.250%, 07/23/2029	1,570	1,556
TGP Holdings III LLC, Closing Date Term Loan, 1st Lien
4.250%, 06/29/2028 (D)	724	718
		2,274

Industrial Equipment — 1.5%
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
4.250%, 10/08/2027 (D)	767	766
Groupe Solmax Inc., Initial Term Loan, 1st Lien
5.500%, 05/29/2028 (D)	976	971
Pro Mach Group Inc., Closing Date Initial Term Loan, 1st Lien
5.000%, 08/31/2028	1,415	1,413
Pro Mach Group Inc., Delayed Term Loan, 1st Lien
0.000%, 08/31/2028 (C)	46	46
Restaurant Technologies Inc., Initial Loan, 2nd Lien
6.592%, VAR LIBOR + 6.500%, 10/01/2026 (E)	974	967
Star US Bidco LLC, Initial Term Loan, 1st Lien
5.251%, VAR LIBOR + 4.250%, 03/17/2027	2,515	2,504

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
TK Elevator Midco GmbH, Facility B1 (USD), 1st Lien
4.000%, VAR LIBOR + 3.500%, 07/30/2027	$1,726	$1,719
TMK Hawk Parent Corp., Initial Tranche A Loan (Super Senior Priority), 1st Lien
8.502%, 05/30/2024 (A)	719	712
TMK Hawk Parent Corp., Initial Tranche B Loan (Super Senior Priority), 1st Lien
4.500%, VAR LIBOR + 3.500%, 08/28/2024	948	841
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 03/31/2028	2,004	1,993
Vantage Elevator Solutions, Term Loan 1st Lien
0.000%, 11/10/2028 (D)	166	165
		12,097

Insurance — 1.7%
Acrisure LLC, 2020 Term Loan, 1st Lien
3.632%, VAR LIBOR + 3.500%, 02/15/2027 (D)	1,338	1,307
Acrisure LLC, 2021-2 Additional Term Loan, 1st Lien
4.750%, 02/15/2027 (D)	165	164
AqGen Ascensus Inc., Term Loan, 1st Lien
4.000%, 08/02/2028 (D)	442	438
AqGen Island Holdings Inc., Term Loan, 2nd Lien
0.112%, 08/02/2029 (D)(E)	1,251	1,252
Asurion LLC, New B-7 Term Loan, 1st Lien
3.091%, VAR LIBOR + 3.000%, 11/03/2024	41	40
Asurion LLC, New B-8 Term Loan, 1st Lien
3.340%, VAR LIBOR + 3.250%, 12/23/2026	705	693
Asurion LLC, New B-9 Term Loan, 1st Lien
3.341%, VAR LIBOR + 3.250%, 07/31/2027	1,030	1,015
Cross Financial Corp., Term B-1 Loan, 1st Lien
4.750%, 09/15/2027	1,427	1,427
Hub International Limited, B-3 Incremental Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.250%, 04/25/2025 (D)	565	562
Hyperion Insurance Group, Term Loan B, 1st Lien
4.000%, 11/12/2027	1,595	1,580

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Hyperion Insurance Group, Term Loan, 1st Lien
0.000%, 11/12/2027 (D)	$215	$211
NFP Corp., Closing Date Term Loan, 1st Lien
3.341%, 02/15/2027	2	2
OneDigital Borrower LLC, 2021 Term Loan, 1st Lien
0.000%, 11/16/2027 (D)	436	434
OneDigital Borrower LLC, Initial Term Loan, 1st Lien
5.250%, 11/16/2027	2,100	2,092
USI Inc., 2021 New Term Loan, 1st Lien
3.382%, VAR LIBOR + 3.250%, 12/02/2026	1,720	1,704
		12,921

Leisure Goods/Activities/Movies — 1.8%
Alterra Mountain Company, Series B-2 Term Loan, 1st Lien
4.000%, 08/17/2028	1,587	1,569
Enterprise Development Authority, Term B Loan, 1st Lien
5.000%, VAR LIBOR + 4.250%, 02/28/2028 (E)	2,083	2,086
Equinox Holdings Inc., Incremental Term B-1 Loan, 1st Lien
4.000%, 03/08/2024 (A)	2,510	2,378
Equinox Holdings Inc., Term B-2 Loan, 1st Lien
10.000%, VAR LIBOR + 9.000%, 03/08/2024	755	755
Great Canadian Gaming, Term Loan B, 1st Lien
4.750%, 11/01/2026	718	716
Hard Rock Northern Indiana, Term Loan B, 1st Lien
0.000%, 11/17/2028 (D)	935	933
Hoya Midco LLC, Initial Term Loan, 1st Lien
4.501%, VAR LIBOR + 4.000%, 06/30/2024	1,438	1,435
Life Time Inc., 2021 Refinancing Term Loan, 1st Lien
5.750%, VAR LIBOR + 4.750%, 12/16/2024	556	560
MSG National Properties LLC, Term Loan, 1st Lien
7.000%, 12/31/2049 (E)	841	855
Traeger Grills, Delayed Term Loan, 1st Lien
0.000%, 06/29/2028 (D)	49	49
UFC Holdings LLC, Term B-3 Loan, 1st Lien
3.500%, VAR LIBOR + 3.000%, 04/29/2026	1,628	1,603

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
United PF Holdings LLC, Initial Term Loan, 1st Lien
4.132%, VAR LIBOR + 4.000%, 12/30/2026	$1,246	$1,201
		14,140

Oil & Gas — 0.3%
CQP Holdco LP, Initial Term Loan, 1st Lien
4.250%, 06/05/2028 (E)	4	4
Freeport LNG Investments LLLP, Term Loan B, 1st Lien
0.000%, 12/21/2028 (D)	1,005	995
Woodford Express LLC, Term Loan B, 1st Lien
6.000%, VAR LIBOR + 5.000%, 01/27/2025	1,442	1,416
		2,415

Publishing — 0.1%
Clear Channel Outdoor Holdings Inc., Term B Loan, 1st Lien
3.629%, VAR LIBOR + 3.500%, 08/21/2026	816	797
3.601%, VAR LIBOR + 3.500%, 08/21/2026	2	2
Thomson Learning, Term B Loan, 1st Lien
5.750%, 07/14/2026	3	3
		802

Retailers (Except Food & Drug) — 1.2%
Ascend Learning LLC, Term Loan B, 1st Lien
0.000%, 11/17/2028 (D)	1,115	1,108
Bass Pro Group LLC, Term Loan B, 1st Lien
5.000%, 03/06/2028	2,006	2,003
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan, 1st Lien
3.750%, 11/24/2028 (D)	879	874
LBM Acquisition LLC, Amendment No. 1 Term Loan, 1st Lien
4.500%, 12/17/2027 (D)	193	190
LBM Acquisition LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 12/17/2027	1,384	1,362
Learning Care Group (US) No. 2 Inc., 2020 Incremental Term Loan, 1st Lien
9.503%, VAR LIBOR + 8.500%, 03/13/2025	249	247
9.500%, VAR LIBOR + 8.500%, 03/13/2025	270	269
Learning Care Group (US) No. 2 Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.250%, 03/13/2025 (D)	863	844

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Shutterfly, LLC, 2021 Refinancing Term B Loan, 1st Lien
5.750%, VAR LIBOR + 5.000%, 09/25/2026	$1,725	$1,667
Sweetwater Borrower LLC, Initial Term Loan, 1st Lien
5.500%, 08/07/2028	861	857
		9,421

Software & Service — 0.1%
Proofpoint Inc., Term Loan, 2nd Lien
6.751%, 08/31/2029	689	697

Surface Transport — 0.7%
Dynasty Acquisition Co., Inc., 2020 Term B-1 Loan, 1st Lien
3.632%, VAR LIBOR + 3.500%, 04/06/2026 (D)	283	274
Dynasty Acquisition Co., Inc., 2020 Term B-2 Loan, 1st Lien
3.632%, VAR LIBOR + 3.500%, 04/06/2026 (D)	152	147
FCG Acquisitions Inc., Amendment No. 1 Delayed Draw Term Loan, 2nd Lien
6.750%, 03/30/2029	179	178
FCG Acquisitions Inc., Delayed Draw Term Loan, 1st Lien
4.250%, 03/31/2028	168	167
FCG Acquisitions Inc., Initial Term Loan, 1st Lien
4.250%, 03/31/2028	1,370	1,369
FCG Acquisitions Inc., Initial Term Loan, 2nd Lien
6.750%, 03/30/2029 (E)	857	855
First Student Bidco Inc., Initial Term B Loan, 1st Lien
3.500%, VAR LIBOR + 3.000%, 07/21/2028	1,058	1,048
First Student Bidco Inc., Initial Term C Loan, 1st Lien
3.500%, VAR LIBOR + 3.000%, 07/21/2028	391	387
LaserShip Inc., Initial Term Loan, 1st Lien
5.250%, 05/07/2028	945	945
		5,370

Telecommunications — 1.5%
Cable & Wireless Communications, Term Loan B6, 1st Lien
0.094%, 09/23/2029	1,060	1,048
Castle US Holding Corporation, Incremental Term B Loan, 1st Lien
4.750%, 01/29/2027	911	911

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Consolidated Communications Inc., Term B-1 Loan, 1st Lien
4.251%, 10/02/2027	$1,064	$1,058
DEI Sales Inc., Initial Term Loan, 1st Lien
6.251%, 04/28/2028 (E)	1,073	1,071
Greeneden U.S. Holdings I LLC, Initial Dollar Term Loan (2020), 1st Lien
4.750%, VAR LIBOR + 4.000%, 12/01/2027	2,828	2,820
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan, 1st Lien
8.002%, VAR Prime Rate by Country + 4.750%, 11/27/2023	1,953	1,956
Intelsat Jackson Holdings S.A., Tranche B-4 Term Loan, 1st Lien
8.752%, VAR Prime Rate by Country + 5.500%, 01/02/2024	355	355
Sorenson Communications LLC, 2021 Term Loan, 1st Lien
6.250%, 03/17/2026 (A)	1,864	1,863
VC GB Holdings I Corp, Initial Term Loan, 1st Lien
4.000%, 07/21/2028	940	927
		12,009

Utilities — 0.1%
Astoria Energy LLC, Term B Advance (2020), 1st Lien
4.500%, VAR LIBOR + 3.500%, 12/10/2027 (D)	367	366

Total Loan Participations
(Cost $254,648) ($ Thousands)		254,059

ASSET-BACKED SECURITIES — 21.7%
Automotive — 4.0%

American Credit Acceptance Receivables Trust, Ser 2018-2, Cl D
4.070%, 07/10/2024 (B)	115	116
American Credit Acceptance Receivables Trust, Ser 2020-3, Cl A
0.620%, 10/13/2023 (B)	5	5
American Credit Acceptance Receivables Trust, Ser 2020-4, Cl A
0.530%, 03/13/2024 (B)	54	54
American Credit Acceptance Receivables Trust, Ser 2021-1, Cl A
0.350%, 05/13/2024 (B)	110	110

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
American Credit Acceptance Receivables Trust, Ser 2021-1, Cl B
0.610%, 03/13/2025 (B)	$890	$890
American Credit Acceptance Receivables Trust, Ser 2021-2, Cl B
0.680%, 05/13/2025 (B)	120	120
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl A
0.330%, 06/13/2025 (B)	136	136
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl B
0.660%, 02/13/2026 (B)	185	184
American Credit Acceptance Receivables Trust, Ser 2021-4, Cl A
0.450%, 09/15/2025 (B)	550	550
AmeriCredit Automobile Receivables Trust, Ser 2020-1, Cl C
1.590%, 10/20/2025	475	479
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl C
1.480%, 02/18/2026	550	554
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl C
1.060%, 08/18/2026	300	300
ARI Fleet Lease Trust, Ser 2020-A, Cl A2
1.770%, 08/15/2028 (B)	60	60
ARI Fleet Lease Trust, Ser 2021-A, Cl A2
0.370%, 03/15/2030 (B)	100	100
Arivo Acceptance Auto Loan Receivables Trust, Ser 2021-1A, Cl A
1.190%, 01/15/2027 (B)	744	743
Avid Automobile Receivables Trust, Ser 2019-1, Cl A
2.620%, 02/15/2024 (B)	10	10
Avid Automobile Receivables Trust, Ser 2021-1, Cl A
0.610%, 01/15/2025 (B)	134	134
CarMax Auto Owner Trust, Ser 2018-2, Cl C
3.570%, 12/15/2023	425	431
CarMax Auto Owner Trust, Ser 2021-3, Cl A2A
0.290%, 09/16/2024	275	275
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	192	191
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	135	134
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	600	598

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2021-P3, Cl A2
0.380%, 01/10/2025	$251	$250
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (B)	500	500
Chesapeake Funding II LLC, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (B)	196	198
Chesapeake Funding II LLC, Ser 2019-2A, Cl A1
1.950%, 09/15/2031 (B)	247	249
Chesapeake Funding II LLC, Ser 2021-1A, Cl A2
0.320%, VAR ICE LIBOR USD 1 Month + 0.230%, 04/15/2033 (B)	165	165
CPS Auto Receivables Trust, Ser 2017-C, Cl E
5.720%, 09/16/2024 (B)	1,500	1,529
CPS Auto Receivables Trust, Ser 2020-C, Cl A
0.630%, 03/15/2024 (B)	5	5
CPS Auto Receivables Trust, Ser 2021-A, Cl B
0.610%, 02/18/2025 (B)	255	255
CPS Auto Receivables Trust, Ser 2021-B, Cl A
0.370%, 03/17/2025 (B)	122	122
CPS Auto Receivables Trust, Ser 2021-B, Cl B
0.810%, 12/15/2025 (B)	330	329
CPS Auto Receivables Trust, Ser 2021-C, Cl B
0.840%, 07/15/2025 (B)	650	647
Credit Acceptance Auto Loan Trust, Ser 2019-3A, Cl A
2.380%, 11/15/2028 (B)	450	454
Credit Acceptance Auto Loan Trust, Ser 2020-1A, Cl A
2.010%, 02/15/2029 (B)	600	606
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/2030 (B)	250	248
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl A2
0.560%, 12/11/2034 (B)	295	294
Drive Auto Receivables Trust, Ser 2018-2, Cl D
4.140%, 08/15/2024	89	90
Drive Auto Receivables Trust, Ser 2021-1, Cl B
0.650%, 07/15/2025	110	110
DT Auto Owner Trust, Ser 2019-4A, Cl B
2.360%, 01/16/2024 (B)	50	50
DT Auto Owner Trust, Ser 2021-1A, Cl B
0.620%, 09/15/2025 (B)	160	160

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
DT Auto Owner Trust, Ser 2021-2A, Cl B
0.810%, 01/15/2027 (B)	$155	$155
DT Auto Owner Trust, Ser 2021-3A, Cl A
0.330%, 04/15/2025 (B)	398	397
Enterprise Fleet Financing LLC, Ser 2019-1, Cl A2
2.980%, 10/20/2024 (B)	75	75
Enterprise Fleet Financing LLC, Ser 2019-3, Cl A2
2.060%, 05/20/2025 (B)	207	209
Enterprise Fleet Financing LLC, Ser 2020-1, Cl A2
1.780%, 12/22/2025 (B)	146	147
Enterprise Fleet Financing LLC, Ser 2021-2, Cl A2
0.480%, 05/20/2027 (B)	150	149
Exeter Automobile Receivables Trust, Ser 2018-3A, Cl D
4.350%, 06/17/2024 (B)	174	178
Exeter Automobile Receivables Trust, Ser 2021-1A, Cl B
0.500%, 02/18/2025	450	450
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl B
0.570%, 09/15/2025	275	274
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (B)	167	166
First Investors Auto Owner Trust, Ser 2021-1A, Cl A
0.450%, 03/16/2026 (B)	625	625
First Investors Auto Owner Trust, Ser 2021-1A, Cl C
1.170%, 03/15/2027 (B)	610	604
Flagship Credit Auto Trust, Ser 2019-2, Cl A
2.830%, 10/16/2023 (B)	7	7
Flagship Credit Auto Trust, Ser 2019-3, Cl A
2.330%, 02/15/2024 (B)	37	37
Flagship Credit Auto Trust, Ser 2020-1, Cl A
1.900%, 08/15/2024 (B)	66	66
Flagship Credit Auto Trust, Ser 2020-3, Cl A
0.700%, 04/15/2025 (B)	38	38
Flagship Credit Auto Trust, Ser 2020-4, Cl A
0.530%, 04/15/2025 (B)	238	237
Flagship Credit Auto Trust, Ser 2021-1, Cl A
0.310%, 06/16/2025 (B)	216	216
Flagship Credit Auto Trust, Ser 2021-2, Cl A
0.370%, 12/15/2026 (B)	327	326
Flagship Credit Auto Trust, Ser 2021-2, Cl B
0.930%, 06/15/2027 (B)	215	213
Flagship Credit Auto Trust, Ser 2021-3, Cl A
0.360%, 07/15/2027 (B)	220	219

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2017-2, Cl A
2.360%, 03/15/2029 (B)	$450	$457
Foursight Capital Automobile Receivables Trust, Ser 2021-1, Cl A2
0.400%, 08/15/2024 (B)	214	214
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A2
0.400%, 04/15/2025 (B)	170	169
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A3
0.810%, 05/15/2026 (B)	100	99
GLS Auto Receivables Issuer Trust, Ser 2019-4A, Cl A
2.470%, 11/15/2023 (B)	11	11
GLS Auto Receivables Issuer Trust, Ser 2020-1A, Cl A
2.170%, 02/15/2024 (B)	31	31
GLS Auto Receivables Issuer Trust, Ser 2020-3A, Cl A
0.690%, 10/16/2023 (B)	11	11
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl B
0.820%, 04/15/2025 (B)	365	365
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl A
0.420%, 01/15/2025 (B)	537	536
GLS Auto Receivables Trust, Ser 2021-2A, Cl B
0.770%, 09/15/2025 (B)	250	249
GM Financial Automobile Leasing Trust, Ser 2020-2, Cl A2A
0.710%, 10/20/2022	15	15
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl C
0.969%, 12/26/2028 (B)	905	903
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl D
1.009%, 02/26/2029 (B)	1,786	1,774
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026 (B)	515	515
Lendbuzz Securitization Trust, Ser 2021-1A, Cl A
1.460%, 06/15/2026 (B)	544	542
Nissan Auto Receivables Owner Trust, Ser 2019-C, Cl A3
1.930%, 07/15/2024	226	228
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl A
1.370%, 10/15/2024 (B)	95	95

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl C
1.460%, 09/15/2025	$1,075	$1,080
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl C
1.010%, 01/15/2026	215	216
Santander Drive Auto Receivables Trust, Ser 2021-1, Cl B
0.500%, 04/15/2025	600	599
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl B
0.590%, 09/15/2025	130	130
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl A3
0.330%, 03/17/2025	160	160
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl B
0.600%, 12/15/2025	130	129
Santander Retail Auto Lease Trust, Ser 2021-B, Cl A2
0.310%, 01/22/2024 (B)	274	274
Securitized Term Auto Receivables Trust, Ser 2019-1A, Cl A3
2.986%, 02/27/2023 (B)	83	83
Securitized Term Auto Receivables Trust, Ser 2019-CRTA, Cl D
4.572%, 03/25/2026 (B)	408	417
Tesla Auto Lease Trust, Ser 2020-A, Cl A2
0.550%, 05/22/2023 (B)	44	44
Tesla Auto Lease Trust, Ser 2020-A, Cl B
1.180%, 01/22/2024 (B)	1,000	1,004
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl C
1.910%, 09/15/2026 (B)	2,000	2,020
Toyota Lease Owner Trust, Ser 2021-B, Cl A2
0.250%, 03/20/2024 (B)	345	344
Tricolor Auto Securitization Trust, Ser 2021-1A, Cl A
0.740%, 04/15/2024 (B)	251	251
United Auto Credit Securitization Trust, Ser 2021-1, Cl B
0.680%, 03/11/2024 (B)	550	550
Westlake Automobile Receivables Trust, Ser 2019-2A, Cl C
2.840%, 07/15/2024 (B)	343	345
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl B
0.640%, 03/16/2026 (B)	230	230
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl A2A
0.320%, 04/15/2025 (B)	185	185

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl B
0.620%, 07/15/2026 (B)	$140	$139
		31,637

Credit Cards — 0.4%

Discover Card Execution Note Trust, Ser 2017-A5, Cl A5
0.689%, VAR ICE LIBOR USD 1 Month + 0.600%, 12/15/2026	2,645	2,673
Mercury Financial Credit Card Master Trust, Ser 2021-1A, Cl A
1.540%, 03/20/2026 (B)	355	355
		3,028

Mortgage Related Securities — 0.4%

ABFC Trust, Ser 2005-OPT1, Cl M1
0.782%, VAR ICE LIBOR USD 1 Month + 0.690%, 07/25/2035	72	72
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.772%, VAR ICE LIBOR USD 1 Month + 0.680%, 01/25/2035	23	23
ACE Securities Home Equity Loan Trust, Ser 2005-SD1, Cl M2
1.967%, VAR ICE LIBOR USD 1 Month + 1.875%, 11/25/2050	1,042	1,053
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl M1
0.992%, VAR ICE LIBOR USD 1 Month + 0.900%, 09/25/2034	1,167	1,166
Bravo Mortgage Asset Trust, Ser 2006-1A, Cl A2
0.332%, VAR ICE LIBOR USD 1 Month + 0.240%, 07/25/2036 (B)	29	29
Irwin Home Equity Loan Trust, Ser 2006-1, Cl 2A3
6.270%, 09/25/2035 (B)	39	40
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-HE2, Cl A1
0.952%, VAR ICE LIBOR USD 1 Month + 0.860%, 08/25/2032 (B)	789	789
Structured Asset Securities Mortgage Loan Trust, Ser 2005-NC2, Cl M4
0.797%, VAR ICE LIBOR USD 1 Month + 0.705%, 05/25/2035	370	370
		3,542

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Other Asset-Backed Securities — 16.9%

Affirm Asset Securitization Trust, Ser 2020-Z1, Cl A
3.460%, 10/15/2024 (B)	$49	$50
Affirm Asset Securitization Trust, Ser 2020-Z2, Cl A
1.900%, 01/15/2025 (B)	128	128
Affirm Asset Securitization Trust, Ser 2021-A, Cl A
0.880%, 08/15/2025 (B)	100	100
Affirm Asset Securitization Trust, Ser 2021-B, Cl A
1.030%, 08/17/2026 (B)	260	259
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025 (B)	241	241
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (B)	210	209
Allegro CLO II-S, Ser 2018-1RA, Cl A1
1.210%, VAR ICE LIBOR USD 3 Month + 1.080%, 10/21/2028 (B)	2,009	2,009
Amur Equipment Finance Receivables IX LLC, Ser 2021-1A, Cl A2
0.750%, 11/20/2026 (B)	295	294
Amur Equipment Finance Receivables VII LLC, Ser 2019-1A, Cl B
2.800%, 03/20/2025 (B)	1,500	1,527
Anchorage Capital CLO, Ser 2018-5RA, Cl A
1.114%, VAR ICE LIBOR USD 3 Month + 0.990%, 01/15/2030 (B)	1,461	1,462
Apidos CLO XII, Ser 2018-12A, Cl AR
1.204%, VAR ICE LIBOR USD 3 Month + 1.080%, 04/15/2031 (B)	725	725
Apidos CLO XV, Ser 2018-15A, Cl A1RR
1.142%, VAR ICE LIBOR USD 3 Month + 1.010%, 04/20/2031 (B)	410	410
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (B)	187	186
Ares XXXIIR CLO, Ser 2018-32RA, Cl A1B
1.356%, VAR ICE LIBOR USD 3 Month + 1.200%, 05/15/2030 (B)	725	721
Arm Master Trust, Ser 2021-T2, Cl A
1.420%, 01/15/2024 (B)	820	820
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl A2
1.230%, 05/15/2026 (B)	175	175
Atrium XII, Ser 2017-12A, Cl DR
2.928%, VAR ICE LIBOR USD 3 Month + 2.800%, 04/22/2027 (B)	500	496

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Avant Loans Funding Trust, Ser 2021-REV1, Cl A
1.210%, 07/15/2030 (B)	$195	$194
Avery Point IV CLO, Ser 2014-1A, Cl D
3.624%, VAR ICE LIBOR USD 3 Month + 3.500%, 04/25/2026 (B)	800	802
Avery Point IV CLO, Ser 2017-1A, Cl CR
2.474%, VAR ICE LIBOR USD 3 Month + 2.350%, 04/25/2026 (B)	1,463	1,464
Avery Point VII CLO, Ser 2019-7A, Cl DR
3.724%, VAR ICE LIBOR USD 3 Month + 3.600%, 01/15/2028 (B)	500	500
Bain Capital Credit CLO, Ser 2018-1A, Cl A1
1.084%, VAR ICE LIBOR USD 3 Month + 0.960%, 04/23/2031 (B)	450	450
Barings CLO, Ser 2017-IA, Cl AR
0.932%, VAR ICE LIBOR USD 3 Month + 0.800%, 01/20/2028 (B)	3,193	3,195
Barings CLO, Ser 2017-IA, Cl DR
2.682%, VAR ICE LIBOR USD 3 Month + 2.550%, 01/20/2028 (B)	750	747
Bayview Opportunity Master Fund IVa Trust, Ser 2017-RT1, Cl A1
3.000%, 03/28/2057 (A)(B)	911	918
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	360	361
Bear Stearns Asset Backed Securities Trust, Ser 2005-SD2, Cl 2M2
1.592%, VAR ICE LIBOR USD 1 Month + 1.500%, 12/25/2044	470	470
Benefit Street Partners CLO XII, Ser 2021-12A, Cl A1R
1.074%, VAR ICE LIBOR USD 3 Month + 0.950%, 10/15/2030 (B)	425	425
BlueMountain CLO, Ser 2018-2A, Cl A1R
1.052%, VAR ICE LIBOR USD 3 Month + 0.930%, 07/18/2027 (B)	1,829	1,829
BRE Grand Islander Timeshare Issuer LLC, Ser 2017-1A, Cl A
2.940%, 05/25/2029 (B)	2,492	2,534
BRE Grand Islander Timeshare Issuer LLC, Ser 2019-A, Cl A
3.280%, 09/26/2033 (B)	1,043	1,077
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
1.092%, VAR ICE LIBOR USD 3 Month + 0.970%, 04/17/2031 (B)	648	648
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
1.112%, VAR ICE LIBOR USD 3 Month + 0.980%, 07/20/2031 (B)	310	310

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carlyle US CLO, Ser 2021-2A, Cl A1R
1.184%, VAR ICE LIBOR USD 3 Month + 1.050%, 07/20/2031 (B)	$1,450	$1,450
CCG Receivables Trust, Ser 2021-1, Cl A2
0.300%, 06/14/2027 (B)	90	89
CIFC Funding, Ser 2018-2A, Cl A1
1.172%, VAR ICE LIBOR USD 3 Month + 1.040%, 04/20/2031 (B)	250	250
CIFC Funding, Ser 2018-3A, Cl AR
0.994%, VAR ICE LIBOR USD 3 Month + 0.870%, 04/19/2029 (B)	852	852
Citigroup Mortgage Loan Trust, Ser 2007-WFH4, Cl A2C
1.392%, VAR ICE LIBOR USD 1 Month + 1.300%, 07/25/2037	126	126
CNH Equipment Trust, Ser 2020-A, Cl A2
1.080%, 07/17/2023	1	1
CNH Equipment Trust, Ser 2021-A, Cl A2
0.230%, 03/15/2024	155	155
Columbia Cent CLO, Ser 2018-27A, Cl A1
1.274%, VAR ICE LIBOR USD 3 Month + 1.150%, 10/25/2028 (B)	581	581
Conn's Receivables Funding LLC, Ser 2020-A, Cl A
1.710%, 06/16/2025 (B)	34	34
CoreVest American Finance Trust, Ser 2018-1, Cl A
3.804%, 06/15/2051 (B)	1,308	1,330
Countrywide Asset-Backed Certificates, Ser 2006-4, Cl 2A3
0.672%, VAR ICE LIBOR USD 1 Month + 0.580%, 07/25/2036	346	346
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB7, Cl M1
0.707%, VAR ICE LIBOR USD 1 Month + 0.615%, 11/25/2035	653	652
Crossroads Asset Trust, Ser 2021-A, Cl A2
0.820%, 03/20/2024 (B)	197	198
CWABS Revolving Home Equity Loan Trust, Ser 2004-I, Cl A
0.380%, VAR ICE LIBOR USD 1 Month + 0.290%, 02/15/2034	824	821
CWHEQ Revolving Home Equity Loan Resecuritization Trust, Ser 2006-RES, Cl 4L1A
0.370%, VAR ICE LIBOR USD 1 Month + 0.280%, 02/15/2034 (B)	180	179
Denali Capital CLO XI, Ser 2018-1A, Cl A2RR
1.782%, VAR ICE LIBOR USD 3 Month + 1.650%, 10/20/2028 (B)	1,000	1,000
Dewolf Park CLO, Ser 2021-1A, Cl AR
1.044%, VAR ICE LIBOR USD 3 Month + 0.920%, 10/15/2030 (B)	425	425

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Dext ABS LLC, Ser 2021-1, Cl A
1.120%, 02/15/2028 (B)	$150	$150
DLLAD LLC, Ser 2021-1A, Cl A2
0.350%, 09/20/2024 (B)	270	269
ECMC Group Student Loan Trust, Ser 2020-3A, Cl A1B
1.092%, VAR ICE LIBOR USD 1 Month + 1.000%, 01/27/2070 (B)	909	920
Elara HGV Timeshare Issuer LLC, Ser 2017-A, Cl A
2.690%, 03/25/2030 (B)	541	549
Elara HGV Timeshare Issuer LLC, Ser 2019-A, Cl A
2.610%, 01/25/2034 (B)	1,433	1,445
Elevation CLO, Ser 2017-2A, Cl A1R
1.354%, VAR ICE LIBOR USD 3 Month + 1.230%, 10/15/2029 (B)	1,000	1,002
FCI Funding LLC, Ser 2021-1A, Cl A
1.130%, 04/15/2033 (B)	114	114
FREED ABS Trust, Ser 2021-3FP, Cl A
0.620%, 11/20/2028 (B)	98	98
Gallatin CLO IX, Ser 2018-1A, Cl D1
3.230%, VAR ICE LIBOR USD 3 Month + 3.100%, 01/21/2028 (B)	700	701
Gallatin CLO VIII, Ser 2017-1A, Cl B
1.774%, VAR ICE LIBOR USD 3 Month + 1.650%, 07/15/2027 (B)	1,500	1,500
Goldentree Loan Management US CLO 2, Ser 2021-2A, Cl AR
1.000%, 11/20/2030 (A)(B)	275	275
GreatAmerica Leasing Receivables Funding LLC, Ser 2020-1, Cl A2
1.760%, 06/15/2022 (B)	16	16
GreatAmerica Leasing Receivables Funding LLC, Ser 2021-2, Cl A2
0.380%, 03/15/2024 (B)	285	284
GSAMP Trust, Ser 2005-SEA2, Cl B1
1.967%, VAR ICE LIBOR USD 1 Month + 1.875%, 01/25/2045 (B)	826	827
HPEFS Equipment Trust, Ser 2021-2A, Cl B
0.610%, 09/20/2028 (B)	155	154
Invitation Homes Trust, Ser 2018-SFR1, Cl A
0.791%, VAR ICE LIBOR USD 1 Month + 0.700%, 03/17/2037 (B)	1,705	1,705
Invitation Homes Trust, Ser 2018-SFR1, Cl B
1.041%, VAR ICE LIBOR USD 1 Month + 0.950%, 03/17/2037 (B)	1,500	1,500
Invitation Homes Trust, Ser 2018-SFR1, Cl C
1.341%, VAR ICE LIBOR USD 1 Month + 1.250%, 03/17/2037 (B)	2,200	2,200
Invitation Homes Trust, Ser 2018-SFR3, Cl A
1.091%, VAR ICE LIBOR USD 1 Month + 1.000%, 07/17/2037 (B)	737	738

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Invitation Homes Trust, Ser 2018-SFR3, Cl C
1.391%, VAR ICE LIBOR USD 1 Month + 1.300%, 07/17/2037 (B)	$500	$501
Invitation Homes Trust, Ser 2018-SFR4, Cl C
1.491%, VAR ICE LIBOR USD 1 Month + 1.400%, 01/17/2038 (B)	2,000	2,001
Kentucky Higher Education Student Loan, Ser 2020-1, Cl A1B
1.142%, VAR ICE LIBOR USD 1 Month + 1.050%, 11/25/2050	1,820	1,834
Kentucky Higher Education Student Loan, Ser 2021-1, Cl A1B
0.872%, VAR ICE LIBOR USD 1 Month + 0.780%, 03/25/2051	3,443	3,440
Keycorp Student Loan Trust, Ser 2000-B, Cl A2
0.434%, VAR ICE LIBOR USD 3 Month + 0.310%, 07/25/2029	702	701
KKR CLO 12, Ser 2018-12, Cl AR2A
1.259%, VAR ICE LIBOR USD 3 Month + 1.135%, 10/15/2030 (B)	500	500
KKR CLO 21, Ser 2018-21, Cl A
1.124%, VAR ICE LIBOR USD 3 Month + 1.000%, 04/15/2031 (B)	580	580
Kubota Credit Owner Trust, Ser 2020-2A, Cl A2
0.410%, 06/15/2023 (B)	68	68
LCM XXIV, Ser 2021-24A, Cl AR
1.112%, VAR ICE LIBOR USD 3 Month + 0.980%, 03/20/2030 (B)	280	280
Long Beach Mortgage Loan Trust, Ser 2004-1, Cl M2
0.917%, VAR ICE LIBOR USD 1 Month + 0.825%, 02/25/2034	338	338
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
1.130%, VAR ICE LIBOR USD 3 Month + 1.000%, 07/21/2030 (B)	250	250
Madison Park Funding XXX, Ser 2018-30A, Cl A
0.874%, VAR ICE LIBOR USD 3 Month + 0.750%, 04/15/2029 (B)	995	995
Magnetite VIII, Ser 2018-8A, Cl AR2
1.104%, VAR ICE LIBOR USD 3 Month + 0.980%, 04/15/2031 (B)	780	780
Magnetite XVIII, Ser 2018-18A, Cl BR
1.656%, VAR ICE LIBOR USD 3 Month + 1.500%, 11/15/2028 (B)	1,000	1,002
Marathon CLO XI, Ser 2018-11A, Cl C
2.882%, VAR ICE LIBOR USD 3 Month + 2.750%, 04/20/2031 (B)	500	452
Marlette Funding Trust, Ser 2021-1A, Cl A
0.600%, 06/16/2031 (B)	59	59

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Marlette Funding Trust, Ser 2021-2A, Cl A
0.510%, 09/15/2031 (B)	$95	$95
Marlette Funding Trust, Ser 2021-3A, Cl A
0.650%, 12/15/2031 (B)	195	195
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	172	176
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(B)	202	205
Missouri Higher Education Loan Authority, Ser 2021-1, Cl A1B
0.842%, VAR ICE LIBOR USD 1 Month + 0.750%, 01/25/2061	941	943
Missouri Higher Education Loan Authority, Ser 2021-2, Cl A1B
0.789%, VAR ICE LIBOR USD 1 Month + 0.700%, 03/25/2061	3,389	3,399
MMAF Equipment Finance LLC, Ser 2018-A, Cl A4
3.390%, 01/10/2025 (B)	1,500	1,522
MMAF Equipment Finance LLC, Ser 2019-B, Cl A2
2.070%, 10/12/2022 (B)	7	7
Mountain View CLO LLC, Ser 2020-1A, Cl AR
1.212%, VAR ICE LIBOR USD 3 Month + 1.090%, 10/16/2029 (B)	1,100	1,100
Navient Private Education Loan Trust, Ser 2020-IA, Cl A1B
1.090%, VAR ICE LIBOR USD 1 Month + 1.000%, 04/15/2069 (B)	1,416	1,424
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2B
1.140%, VAR ICE LIBOR USD 1 Month + 1.050%, 12/15/2059 (B)	3,301	3,327
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (B)	1,168	1,164
Navient Student Loan Trust, Ser 2021-1A, Cl A1B
0.692%, VAR ICE LIBOR USD 1 Month + 0.600%, 12/26/2069 (B)	1,390	1,391
Navient Student Loan Trust, Ser 2021-2A, Cl A1B
0.642%, VAR ICE LIBOR USD 1 Month + 0.550%, 02/25/2070 (B)	1,915	1,914
Neuberger Berman Loan Advisers CLO 25, Ser 2021-25A, Cl AR
1.052%, VAR ICE LIBOR USD 3 Month + 0.930%, 10/18/2029 (B)	590	591

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO 26, Ser 2021-26A, Cl AR
1.065%, VAR ICE LIBOR USD 3 Month + 0.920%, 10/18/2030 (B)	$400	$400
New Hampshire Higher Education Loan, Ser 2020-1, Cl A1B
1.289%, VAR ICE LIBOR USD 1 Month + 1.200%, 09/25/2060	1,030	1,062
New Residential Mortgage LLC, Ser 2018-FNT1, Cl B
3.910%, 05/25/2023 (B)	584	582
New Residential Mortgage LLC, Ser 2018-FNT2, Cl A
3.790%, 07/25/2054 (B)	843	844
OCP CLO, Ser 2017-10A, Cl BR
1.975%, VAR ICE LIBOR USD 3 Month + 1.850%, 10/26/2027 (B)	2,000	1,999
Oxford Finance Funding LLC, Ser 2020-1A, Cl A2
3.101%, 02/15/2028 (B)	1,500	1,518
OZLM XII, Ser 2018-12A, Cl A1R
1.182%, VAR ICE LIBOR USD 3 Month + 1.050%, 04/30/2027 (B)	94	94
Palmer Square Loan Funding, Ser 2018-4A, Cl A1
1.056%, VAR ICE LIBOR USD 3 Month + 0.900%, 11/15/2026 (B)	377	377
Palmer Square Loan Funding, Ser 2019-3A, Cl A2
1.760%, VAR ICE LIBOR USD 3 Month + 1.600%, 08/20/2027 (B)	1,000	1,001
Palmer Square Loan Funding, Ser 2021-3A, Cl A1
0.971%, VAR ICE LIBOR USD 3 Month + 0.800%, 07/20/2029 (B)	240	240
Palmer Square Loan Funding, Ser 2021-4A, Cl A1
0.928%, 10/15/2029 (A)(B)	600	600
PFS Financing, Ser 2020-B, Cl A
1.210%, 06/15/2024 (B)	190	191
Prodigy Finance DAC, Ser 2021-1A, Cl A
1.342%, VAR ICE LIBOR USD 1 Month + 1.250%, 07/25/2051 (B)	2,005	2,005
SACO I Trust, Ser 2006-6, Cl A
0.352%, VAR ICE LIBOR USD 1 Month + 0.260%, 06/25/2036	5	5
SCF Equipment Leasing LLC, Ser 2021-1A, Cl A2
0.420%, 08/20/2026 (B)	436	435
Silver Creek CLO, Ser 2017-1A, Cl E2R
6.532%, VAR ICE LIBOR USD 3 Month + 6.400%, 07/20/2030 (B)	500	496

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2019-B, Cl A2B
1.090%, VAR ICE LIBOR USD 1 Month + 1.000%, 06/15/2037 (B)	$1,142	$1,153
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2B
0.942%, VAR ICE LIBOR USD 1 Month + 0.850%, 09/15/2054 (B)	2,300	2,325
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2B
0.942%, VAR ICE LIBOR USD 1 Month + 0.850%, 09/15/2054 (B)	3,107	3,113
SMB Private Education Loan Trust, Ser 2021-A, Cl A2A2
0.820%, VAR ICE LIBOR USD 1 Month + 0.730%, 01/15/2053 (B)	2,500	2,508
SoFi Consumer Loan Program Trust, Ser 2019-4, Cl A
2.450%, 08/25/2028 (B)	17	17
SoFi Consumer Loan Program Trust, Ser 2020-1, Cl A
2.020%, 01/25/2029 (B)	39	39
SoFi Consumer Loan Program Trust, Ser 2021-1, Cl A
0.490%, 09/25/2030 (B)	96	95
STAR Trust, Ser 2021-SFR1, Cl C
1.142%, VAR ICE LIBOR USD 1 Month + 1.050%, 04/17/2038 (B)	1,000	1,000
STAR Trust, Ser 2021-SFR1, Cl D
1.392%, VAR ICE LIBOR USD 1 Month + 1.300%, 04/17/2038 (B)	1,000	1,000
Structured Asset Investment Loan Trust, Ser 2003-BC12, Cl 2A
0.812%, VAR ICE LIBOR USD 1 Month + 0.720%, 11/25/2033	2,082	2,048
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A8
1.092%, VAR ICE LIBOR USD 1 Month + 1.000%, 09/25/2034	2,767	2,787
Structured Asset Investment Loan Trust, Ser 2004-BNC1, Cl A4
1.032%, VAR ICE LIBOR USD 1 Month + 0.940%, 09/25/2034	823	821
Symphony Static CLO I, Ser 2021-1A, Cl A
0.959%, VAR ICE LIBOR USD 3 Month + 0.830%, 10/25/2029 (B)	390	390
Symphony Static CLO I, Ser 2021-1A, Cl D
2.879%, VAR ICE LIBOR USD 3 Month + 2.750%, 10/25/2029 (B)	500	499
TAL Advantage VII LLC, Ser 2020-1A, Cl A
2.050%, 09/20/2045 (B)	878	873

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
TCI-Flatiron CLO, Ser 2017-1A, Cl B
1.718%, VAR ICE LIBOR USD 3 Month + 1.560%, 11/18/2030 (B)	$500	$500
Telos CLO, Ser 2018-5A, Cl A1R
1.072%, VAR ICE LIBOR USD 3 Month + 0.950%, 04/17/2028 (B)	164	164
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	16	16
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	82	82
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	196	198
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	172	174
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (A)(B)	1,079	1,099
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
0.692%, VAR ICE LIBOR USD 1 Month + 0.600%, 02/25/2057 (B)	1,077	1,076
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	242	246
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058 (A)(B)	971	1,002
Towd Point Mortgage Trust, Ser 2019-HY1, Cl A1
1.092%, VAR ICE LIBOR USD 1 Month + 1.000%, 10/25/2048 (B)	729	731
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
1.992%, VAR ICE LIBOR USD 1 Month + 1.900%, 05/25/2058 (B)	3,000	3,094
Treman Park CLO, Ser 2018-1A, Cl ARR
1.202%, VAR ICE LIBOR USD 3 Month + 1.070%, 10/20/2028 (B)	322	322
Tryon Park CLO, Ser 2018-1A, Cl A1SR
1.014%, VAR ICE LIBOR USD 3 Month + 0.890%, 04/15/2029 (B)	4,801	4,800
Upstart Securitization Trust, Ser 2020-3, Cl A
1.702%, 11/20/2030 (B)	198	198
Upstart Securitization Trust, Ser 2021-2, Cl A
0.910%, 06/20/2031 (B)	297	297

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Upstart Securitization Trust, Ser 2021-4, Cl A
0.840%, 09/20/2031 (B)	$388	$385
Venture XX CLO, Ser 2017-20A, Cl CR
2.024%, VAR ICE LIBOR USD 3 Month + 1.900%, 04/15/2027 (B)	750	750
VERDE CLO, Ser 2021-1A, Cl XR
0.874%, VAR ICE LIBOR USD 3 Month + 0.750%, 04/15/2032 (B)	488	487
Verizon Owner Trust, Ser 2020-B, Cl A
0.470%, 02/20/2025	225	225
Vibrant CLO VI, Ser 2021-6A, Cl AR
1.072%, VAR ICE LIBOR USD 3 Month + 0.950%, 06/20/2029 (B)	325	325
Volvo Financial Equipment LLC, Ser 2020-1A, Cl A2
0.370%, 04/17/2023 (B)	59	59
Voya CLO, Ser 2018-2A, Cl A1R
1.094%, VAR ICE LIBOR USD 3 Month + 0.970%, 04/25/2031 (B)	500	501
Voya CLO, Ser 2018-3A, Cl A2R
1.522%, VAR ICE LIBOR USD 3 Month + 1.400%, 10/18/2031 (B)	818	819
Voya CLO, Ser 2020-1A, Cl AR
1.184%, VAR ICE LIBOR USD 3 Month + 1.060%, 04/15/2031 (B)	400	400
Voya CLO, Ser 2020-2A, Cl A1RR
1.142%, VAR ICE LIBOR USD 3 Month + 1.020%, 04/17/2030 (B)	298	298
VSE VOI Mortgage LLC, Ser 2016-A, Cl A
2.540%, 07/20/2033 (B)	1,020	1,019
VSE VOI Mortgage LLC, Ser 2016-A, Cl B
2.740%, 07/20/2033 (B)	460	460
VSE VOI Mortgage LLC, Ser 2017-A, Cl A
2.330%, 03/20/2035 (B)	729	739
Westgate Resorts LLC, Ser 2020-1A, Cl A
2.713%, 03/20/2034 (B)	1,238	1,255
		132,144

Total Asset-Backed Securities
(Cost $170,186) ($ Thousands)		170,351

CORPORATE OBLIGATIONS — 9.3%
Communication Services — 0.4%
Altice France
5.500%, 10/15/2029 (B)	735	709
AT&T
9.150%, 02/01/2023	325	356
0.689%, VAR United States Secured Overnight Financing Rate + 0.640%, 03/25/2024	475	475

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Diamond Sports Group LLC
5.375%, 08/15/2026 (B)	$427	$189
Gray Escrow II
5.375%, 11/15/2031 (B)	415	416
NTT Finance
0.373%, 03/03/2023 (B)	250	249
Verizon Communications
0.839%, VAR SOFRINDX + 0.790%, 03/20/2026	350	355
0.549%, VAR SOFRINDX + 0.500%, 03/22/2024	350	351

		3,100

Consumer Discretionary — 1.6%
7-Eleven
0.625%, 02/10/2023 (B)	225	224
Ashton Woods USA LLC
4.625%, 04/01/2030 (B)	165	161
BCPE Ulysses Intermediate
7.750% cash/8.500% PIK, 04/01/2027 (B)	1,684	1,627
Dana
4.500%, 02/15/2032	535	522
Ford Motor Credit LLC
1.402%, VAR ICE LIBOR USD 3 Month + 1.270%, 03/28/2022	500	499
General Motors Financial
4.250%, 05/15/2023	300	314
0.810%, VAR United States Secured Overnight Financing Rate + 0.760%, 03/08/2024	400	401
0.669%, VAR United States Secured Overnight Financing Rate + 0.620%, 10/15/2024	600	600
Howard University
2.801%, 10/01/2023	240	246
Hyatt Hotels
1.300%, 10/01/2023	115	115
1.099%, VAR United States Secured Overnight Financing Rate + 1.050%, 10/01/2023	425	426
Hyundai Capital America MTN
0.800%, 04/03/2023 (B)	360	359
LBM Acquisition LLC
6.250%, 01/15/2029 (B)	1,304	1,248
LCM Investments Holdings II LLC
4.875%, 05/01/2029 (B)	373	372
Lennar
4.750%, 11/15/2022	400	411
Mohegan Gaming & Entertainment
8.000%, 02/01/2026 (B)	845	856

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nissan Motor Acceptance LLC MTN
1.012%, VAR ICE LIBOR USD 3 Month + 0.890%, 01/13/2022 (B)	$800	$800
Nordstrom
2.300%, 04/08/2024	160	158
Specialty Building Products Holdings LLC
6.375%, 09/30/2026 (B)	1,144	1,186
SRS Distribution
6.000%, 12/01/2029 (B)	712	704
Toyota Motor Credit MTN
0.379%, VAR SOFRINDX + 0.330%, 01/11/2024	300	300
Volkswagen Group of America Finance LLC
2.700%, 09/26/2022 (B)	725	737

		12,266

Consumer Staples — 0.7%
Campbell Soup
2.500%, 08/02/2022	400	405
Coca-Cola Europacific Partners
0.500%, 05/05/2023 (B)	725	721
Conagra Brands
3.250%, 09/15/2022	349	356
0.500%, 08/11/2023	225	224
GEMS MENASA Cayman
7.125%, 07/31/2026 (B)	587	602
Global Medical Response
6.500%, 10/01/2025 (B)	508	508
JDE Peet's
0.800%, 09/24/2024 (B)	375	368
Mozart Debt Merger Sub
5.250%, 10/01/2029 (B)	1,380	1,378
3.875%, 04/01/2029 (B)	490	484
WASH Multifamily Acquisition
5.750%, 04/15/2026 (B)	695	716

		5,762

Energy — 0.0%
Pioneer Natural Resources
0.550%, 05/15/2023	175	174
Southern Natural Gas LLC
0.625%, 04/28/2023 (B)	205	204

		378

Financials — 3.4%
AIG Global Funding
2.300%, 07/01/2022 (B)	575	581
American Express
2.500%, 08/01/2022	475	481
AmWINS Group
4.875%, 06/30/2029 (B)	115	113

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Athene Global Funding
3.000%, 07/01/2022 (B)	$600	$608
0.750%, VAR United States Secured Overnight Financing Rate + 0.700%, 05/24/2024 (B)	450	451
Bank of America
0.740%, VAR United States Secured Overnight Financing Rate + 0.690%, 04/22/2025	475	478
Bank of Montreal
0.400%, VAR SOFRINDX + 0.350%, 12/08/2023	350	350
Bank of Montreal MTN
0.669%, VAR SOFRINDX + 0.620%, 09/15/2026	475	476
Bank of New York Mellon MTN
0.310%, VAR United States Secured Overnight Financing Rate + 0.260%, 04/26/2024	225	225
Bank of Nova Scotia
0.430%, VAR United States Secured Overnight Financing Rate + 0.380%, 07/31/2024	700	700
0.309%, VAR United States Secured Overnight Financing Rate + 0.260%, 09/15/2023	300	300
BPCE MTN
3.000%, 05/22/2022 (B)	450	456
Brighthouse Financial Global Funding MTN
0.809%, VAR United States Secured Overnight Financing Rate + 0.760%, 04/12/2024 (B)	315	317
Brookfield Property REIT
4.500%, 04/01/2027 (B)	886	842
Canadian Imperial Bank of Commerce
0.849%, VAR United States Secured Overnight Financing Rate + 0.800%, 03/17/2023	300	302
0.449%, VAR SOFRINDX + 0.400%, 12/14/2023	425	426
Capital One Bank USA
2.014%, VAR United States Secured Overnight Financing Rate + 0.616%, 01/27/2023	300	301
Charles Schwab
0.549%, VAR United States Secured Overnight Financing Rate + 0.500%, 03/18/2024	300	301
Citigroup
2.750%, 04/25/2022	600	604
0.719%, VAR United States Secured Overnight Financing Rate + 0.669%, 05/01/2025	300	302

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Citizens Bank
3.250%, 02/14/2022	$1,000	$1,003
CNA Financial
7.250%, 11/15/2023	100	112
Coinbase Global
3.625%, 10/01/2031 (B)	733	680
Commonwealth Bank of Australia
0.569%, VAR United States Secured Overnight Financing Rate + 0.520%, 06/15/2026 (B)	300	301
0.449%, VAR United States Secured Overnight Financing Rate + 0.400%, 07/07/2025 (B)	300	301
Cooperatieve Rabobank UA
0.349%, VAR United States Secured Overnight Financing Rate + 0.300%, 01/12/2024	250	250
Credit Suisse NY
0.520%, 08/09/2023	475	473
0.440%, VAR United States Secured Overnight Financing Rate + 0.390%, 02/02/2024	375	374
Danske Bank
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.730%, 01/12/2023 (B)	450	452
Deutsche Bank NY
1.269%, VAR United States Secured Overnight Financing Rate + 1.219%, 11/16/2027	325	324
0.550%, VAR United States Secured Overnight Financing Rate + 0.500%, 11/08/2023	400	400
Equitable Financial Life Global Funding
0.439%, VAR United States Secured Overnight Financing Rate + 0.390%, 04/06/2023 (B)	400	401
Goldman Sachs Group
0.549%, VAR United States Secured Overnight Financing Rate + 0.500%, 09/10/2024	150	150
0.480%, VAR United States Secured Overnight Financing Rate + 0.430%, 03/08/2023	275	275
HSBC Holdings
0.630%, VAR United States Secured Overnight Financing Rate + 0.580%, 11/22/2024	275	275
Jackson Financial
1.125%, 11/22/2023 (B)	275	275

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
JPMorgan Chase
0.935%, VAR United States Secured Overnight Financing Rate + 0.885%, 04/22/2027	$475	$481
0.629%, VAR United States Secured Overnight Financing Rate + 0.580%, 03/16/2024	350	351
0.629%, VAR United States Secured Overnight Financing Rate + 0.580%, 06/23/2025	200	200
KeyBank
0.390%, VAR United States Secured Overnight Financing Rate + 0.340%, 01/03/2024	475	475
0.370%, VAR United States Secured Overnight Financing Rate + 0.320%, 06/14/2024	250	250
Macquarie Bank MTN
0.441%, 12/16/2022 (B)	200	200
Macquarie Group MTN
0.759%, VAR United States Secured Overnight Financing Rate + 0.710%, 10/14/2025 (B)	300	300
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (B)	350	331
Mizuho Financial Group
0.810%, VAR ICE LIBOR USD 3 Month + 0.630%, 05/25/2024	525	526
Morgan Stanley
0.731%, VAR United States Secured Overnight Financing Rate + 0.616%, 04/05/2024	175	174
Morgan Stanley MTN
4.875%, 11/01/2022	400	415
2.750%, 05/19/2022	600	606
NASDAQ
0.445%, 12/21/2022	155	155
National Bank of Canada
0.900%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.770%, 08/15/2023	250	250
0.750%, 08/06/2024	350	346
0.540%, VAR United States Secured Overnight Financing Rate + 0.490%, 08/06/2024	350	351
Nationwide Building Society
2.000%, 01/27/2023 (B)	200	203
NatWest Markets
0.580%, VAR United States Secured Overnight Financing Rate + 0.530%, 08/12/2024 (B)	340	340
NFP
4.875%, 08/15/2028 (B)	489	482

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pacific Life Global Funding II
0.500%, 09/23/2023 (B)	$185	$184
Principal Life Global Funding II
0.499%, VAR United States Secured Overnight Financing Rate + 0.450%, 04/12/2024 (B)	130	131
Royal Bank of Canada MTN
0.500%, VAR SOFRINDX + 0.450%, 10/26/2023	225	226
0.349%, VAR United States Secured Overnight Financing Rate + 0.300%, 01/19/2024	300	300
Skandinaviska Enskilda Banken
0.550%, 09/01/2023 (B)	200	199
Sumitomo Mitsui Trust Bank MTN
0.489%, VAR United States Secured Overnight Financing Rate + 0.440%, 09/16/2024 (B)	350	350
Toronto-Dominion Bank MTN
0.639%, VAR United States Secured Overnight Financing Rate + 0.590%, 09/10/2026	300	301
0.405%, VAR United States Secured Overnight Financing Rate + 0.355%, 03/04/2024	225	225
0.399%, VAR United States Secured Overnight Financing Rate + 0.350%, 09/10/2024	350	350
Truist Financial MTN
0.449%, VAR United States Secured Overnight Financing Rate + 0.400%, 06/09/2025	250	249
UBS
0.500%, VAR United States Secured Overnight Financing Rate + 0.450%, 08/09/2024 (B)	400	401
UBS MTN
0.410%, VAR United States Secured Overnight Financing Rate + 0.360%, 02/09/2024 (B)	250	251
UBS AG/London
0.700%, 08/09/2024 (B)	300	297
UniCredit MTN
6.572%, 01/14/2022 (B)	350	352
Zions Bancorp
3.350%, 03/04/2022	2,000	2,009

		26,921

Health Care — 0.5%
AmerisourceBergen
0.737%, 03/15/2023	340	340
AstraZeneca
0.300%, 05/26/2023	225	224

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Baxalta
3.600%, 06/23/2022	$675	$683
Baxter International
0.490%, VAR United States Secured Overnight Financing Rate + 0.440%, 11/29/2024 (B)	275	275
Bristol-Myers Squibb
0.537%, 11/13/2023	250	249
Humana
0.650%, 08/03/2023	315	313
Illumina
0.550%, 03/23/2023	225	224
PerkinElmer
0.550%, 09/15/2023	425	422
Royalty Pharma PLC
0.750%, 09/02/2023	450	448
Stryker
0.600%, 12/01/2023	160	159
Thermo Fisher Scientific
0.579%, VAR United States Secured Overnight Financing Rate + 0.530%, 10/18/2024	235	235
Viatris
1.125%, 06/22/2022	250	250

		3,822

Industrials — 0.5%
Artera Services LLC
9.033%, 12/04/2025 (B)	700	703
Boeing
2.700%, 05/01/2022	300	302
1.167%, 02/04/2023	325	325
Carlisle
0.550%, 09/01/2023	105	104
CP Atlas Buyer
7.000%, 12/01/2028 (B)	710	682
DAE Funding LLC MTN
1.550%, 08/01/2024 (B)	205	201
First Student Bidco
4.000%, 07/31/2029 (B)	340	323
L3Harris Technologies
0.866%, VAR ICE LIBOR USD 3 Month + 0.750%, 03/10/2023	350	352
Madison IAQ LLC
4.125%, 06/30/2028 (B)	189	183
Roper Technologies
0.450%, 08/15/2022	90	90
TK Elevator Holdco GmbH
7.625%, 07/15/2028 (B)	460	480

		3,745

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Information Technology — 0.5%
Ahead DB Holdings LLC
6.625%, 05/01/2028 (B)	$288	$288
Analog Devices
0.299%, VAR United States Secured Overnight Financing Rate + 0.250%, 10/01/2024	220	220
Diebold Nixdorf
9.375%, 07/15/2025 (B)	1,083	1,150
Fidelity National Information Services
0.375%, 03/01/2023	275	274
Microchip Technology
0.972%, 02/15/2024 (B)	205	203
Paysafe Finance
4.000%, 06/15/2029 (B)	720	664
Skyworks Solutions
0.900%, 06/01/2023	80	80
SYNNEX
1.250%, 08/09/2024 (B)	475	471
VMware
0.600%, 08/15/2023	275	273

		3,623

Materials — 0.6%
Chemours
4.625%, 11/15/2029 (B)	640	618
EverArc Escrow Sarl
5.000%, 10/30/2029 (B)	542	528
International Flavors & Fragrances
0.697%, 09/15/2022 (B)	105	105
Kobe US Midco 2
9.250% cash/0% PIK, 11/01/2026 (B)	1,020	1,015
Martin Marietta Materials
0.650%, 07/15/2023	140	140
SCIH Salt Holdings
6.625%, 05/01/2029 (B)	658	607
4.875%, 05/01/2028 (B)	565	535
Unifrax Escrow Issuer
7.500%, 09/30/2029 (B)	282	273
5.250%, 09/30/2028 (B)	82	81
Venator Finance Sarl
9.500%, 07/01/2025 (B)	324	354
5.750%, 07/15/2025 (B)	536	496

		4,752

Real Estate — 0.0%
Public Storage
0.520%, VAR United States Secured Overnight Financing Rate + 0.470%, 04/23/2024	225	225

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Utilities — 1.1%
Atmos Energy
0.625%, 03/09/2023	$300	$299
Calpine
3.750%, 03/01/2031 (B)	730	695
CenterPoint Energy
0.700%, VAR United States Secured Overnight Financing Rate + 0.650%, 05/13/2024	225	225
CenterPoint Energy Resources
0.673%, VAR ICE LIBOR USD 3 Month + 0.500%, 03/02/2023	500	499
Cleco Power LLC
0.616%, VAR ICE LIBOR USD 3 Month + 0.500%, 06/15/2023 (B)	475	475
Dominion Energy
2.450%, 01/15/2023 (B)	250	255
0.646%, VAR ICE LIBOR USD 3 Month + 0.530%, 09/15/2023	275	275
DTE Energy
0.550%, 11/01/2022	275	275
Duke Energy
0.299%, VAR United States Secured Overnight Financing Rate + 0.250%, 06/10/2023	250	250
Duke Energy Progress LLC
0.340%, VAR ICE LIBOR USD 3 Month + 0.180%, 02/18/2022	450	450
Edison International
3.125%, 11/15/2022	2,000	2,033
Florida Power & Light
0.300%, VAR United States Secured Overnight Financing Rate + 0.250%, 05/10/2023	350	350
Mississippi Power
0.349%, VAR United States Secured Overnight Financing Rate + 0.300%, 06/28/2024	195	194
NextEra Energy Capital Holdings
0.590%, VAR SOFRINDX + 0.540%, 03/01/2023	260	261
0.430%, VAR ICE LIBOR USD 3 Month + 0.270%, 02/22/2023	400	399
ONE Gas
0.724%, VAR ICE LIBOR USD 3 Month + 0.610%, 03/11/2023	198	198
Pacific Gas and Electric
1.700%, 11/15/2023	125	125
1.200%, VAR United States Secured Overnight Financing Rate + 1.150%, 11/14/2022	340	340

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PPL Electric Utilities
0.379%, VAR United States Secured Overnight Financing Rate + 0.330%, 06/24/2024	$425	$425
Public Service Enterprise Group
0.841%, 11/08/2023	255	254
Southern California Edison
0.389%, VAR ICE LIBOR USD 3 Month + 0.270%, 12/03/2021	340	340

		8,617

Total Corporate Obligations
(Cost $73,959) ($ Thousands)		73,211

MUNICIPAL BONDS — 0.2%
California — 0.1%
California State, GO
0.874%, 04/01/2047 (F)	925	925
University of California, Ser BF, RB
0.455%, 05/15/2022	30	30

		955

Illinois — 0.0%
Chicago, Transit Authority, Ser B, RB
1.838%, 12/01/2023	110	112

Texas — 0.1%
Central Texas, Turnpike System, Ser B, RB
1.980%, 08/15/2042 (F)	190	192
Houston, Texas Airport System Revenue, Ser C, RB
0.883%, 07/01/2022	45	45

		237

Total Municipal Bonds
(Cost $1,300) ($ Thousands)		1,304

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.241%, 12/01/2022 (G)	1,125	1,122

Total U.S. Treasury Obligation
(Cost $1,122) ($ Thousands)		1,122

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER — 0.1%
HSBC
0.251%, 06/10/2022 (G)	$600	$599
Total Commercial Paper
(Cost $599) ($ Thousands)		599

U.S. GOVERNMENT AGENCY OBLIGATION — 0.1%
FFCB
0.530%, 01/18/2022	500	500

Total U.S. Government Agency Obligation
(Cost $500) ($ Thousands)		500

	Shares
CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	29,418,752	29,419

Total Cash Equivalent
(Cost $29,419) ($ Thousands)		29,419

	Face Amount (Thousands)
REPURCHASE AGREEMENT — 0.4%
BNP Paribas
0.050%, dated 11/30/2021 to be repurchased on 12/01/2021, repurchase price $2,800,004 (collateralized by U.S. Government obligations, ranging in par value $200 - $4,732,123, 0.000% - 4.000%, 12/30/2021 – 02/15/2051; with total market value $2,856,082) (H)	2,800	2,800
Total Repurchase Agreement
(Cost $2,800) ($ Thousands)		2,800

Total Investments in Securities — 101.4%
(Cost $796,590) ($ Thousands)		$794,974

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Opportunistic Income Fund (Concluded)

A list of the open futures contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Short Contracts
U.S. 2-Year Treasury Notes	(26)	Apr-2022	$(5,675)	$(5,687)	$(12)
U.S. 5-Year Treasury Notes	(5)	Apr-2022	(603)	(608)	(5)
U.S. 10-Year Treasury Notes	(13)	Mar-2022	(1,676)	(1,700)	(24)
U.S. Long Treasury Bond	(1)	Mar-2022	(158)	(162)	(4)
			$(8,112)	$(8,157)	$(45)

Percentages are based on Net Assets of $783,945 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2021.
†	Investment in Affiliated Security (see Note 6).
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2021, the value of these securities amounted to $366,104 ($ Thousands), representing 46.7% of the Net Assets of the Fund.

(C)	No interest rate available.
(D)	Unsettled bank loan. Interest rate may not be available.
(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(G)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.
(H)	Tri-Party Repurchase Agreement.

ARM — Adjustable Rate Mortgage
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
FFCB — Federal Farm Credit Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multi-Family
GNMA — Government National Mortgage Association
GO — General Obligation
ICE— Intercontinental Exchange
IO — Interest Only — face amount represents notional amount.
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
LLLP — Limited Liability Limited Partnership
LP — Limited Partnership
Ltd — Limited
MTN — Medium Term Note
NASDAQ — National Association of Securities Dealers and Automated Quotations
PIK — Payment-in-Kind
PLC — Public Limited Company
RB — Revenue Bond
REIT — Real Estate investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate
STACR — Structured Agency Credit Risk
USD — United States Dollar
VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	261,609	–	261,609
Loan Participations	–	235,344	18,715	254,059
Asset-Backed Securities	–	170,351	–	170,351
Corporate Obligations	–	73,211	–	73,211
Municipal Bonds	–	1,304	–	1,304
U.S. Treasury Obligation	–	1,122	–	1,122
Commercial Paper	–	599	–	599
U.S. Government Agency Obligation	–	500	–	500
Cash Equivalent	29,419	–	–	29,419
Repurchase Agreement	–	2,800	–	2,800
Total Investments in Securities	29,419	746,840	18,715	794,974

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(45)	–	–	(45)
Total Other Financial Instruments	(45)	–	–	(45)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Loan Participations
Balance as of June 1, 2021	$21,084
Accrued discounts/premiums	5
Realized gain/(loss)	177
Change in unrealized appreciation/(depreciation)	(2)
Amort Sold	–
Purchases	4,390
Sales	(10,464)
Net transfer into Level 3	3,525
Net transfer out of Level 3	–
Ending Balance as of November 30, 2021	$18,715
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$125

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

For the period ended November 30, 2021, there were transfers into Level 3. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$84,979	$309,367	$(364,927)	$—	$—	$29,419	29,418,752	$2	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Core Fixed Income Fund

†	Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 36.8%
U.S. Treasury Bills
0.075%, 09/08/2022 (A)	$22,310	$22,280
0.064%, 08/11/2022 (A)	5,320	5,315
0.052%, 03/03/2022 (A)	27,120	27,116
0.050%, 03/17/2022 (A)	19,480	19,477
0.047%, 01/20/2022 (A)	17,175	17,174
0.045%, 02/03/2022 (A)	13,240	13,239
0.045%, 01/27/2022 (A)	85,125	85,119
0.045%, 02/10/2022 (A)	81,570	81,562
0.041%, 12/21/2021 (A)	15,920	15,919
0.040%, 12/09/2021 (A)	68,400	68,400
0.036%, 12/14/2021 (A)	22,030	22,030
0.026%, 01/06/2022 (A)	12,515	12,514
U.S. Treasury Bonds
2.500%, 02/15/2045	4,494	5,035
2.375%, 05/15/2051	15,180	17,217
2.250%, 05/15/2041	39,769	42,329
2.250%, 08/15/2049	2,780	3,056
2.000%, 11/15/2041	36,842	37,763
2.000%, 02/15/2050	7,650	7,993
2.000%, 08/15/2051	84,821	88,824
1.875%, 02/15/2041	10,894	10,929
1.875%, 02/15/2051	29,850	30,349
1.875%, 11/15/2051	149,705	152,652
1.750%, 08/15/2041	185,510	182,119
1.625%, 11/15/2050	26,786	25,684
1.375%, 11/15/2040	47,968	44,232
1.375%, 08/15/2050	96,386	86,985
1.250%, 05/15/2050	42,840	37,467

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
1.125%, 05/15/2040	$29,657	$26,304
1.125%, 08/15/2040	36,903	32,628
U.S. Treasury Inflation-Protected Securities
0.125%, 02/15/2051	5,663	6,793
U.S. Treasury Notes
2.125%, 05/15/2025	18,779	19,527
2.000%, 02/15/2022	19,293	19,371
1.875%, 02/28/2022	24,424	24,533
1.750%, 02/28/2022	840	844
1.750%, 09/30/2022	8,460	8,568
1.625%, 05/15/2031	11,040	11,254
1.500%, 11/30/2024	14,290	14,569
1.500%, 11/30/2028	173,883	175,405
1.375%, 10/31/2028	89,790	89,860
1.375%, 11/15/2031	133,515	132,701
1.250%, 11/30/2026	231,402	232,433
1.250%, 03/31/2028	13,300	13,250
1.250%, 04/30/2028	36,290	36,134
1.250%, 05/31/2028	50,950	50,705
1.250%, 06/30/2028	7,360	7,317
1.250%, 09/30/2028	33,350	33,105
1.250%, 08/15/2031	6,320	6,218
1.125%, 10/31/2026	160,896	160,670
1.125%, 08/31/2028	14,760	14,538
1.000%, 07/31/2028	14,440	14,116
0.875%, 06/30/2026	32,111	31,747
0.875%, 09/30/2026	82,238	81,178
0.750%, 11/15/2024	43,340	43,238
0.750%, 04/30/2026	20,150	19,834
0.750%, 05/31/2026	49,088	48,296
0.750%, 01/31/2028	44,820	43,363
0.625%, 12/31/2027	3,264	3,138
0.500%, 11/30/2023	258,997	258,724
0.500%, 02/28/2026	31,325	30,550
0.500%, 08/31/2027	17,957	17,213
0.375%, 10/31/2023	175,383	174,903
0.375%, 04/15/2024	16,028	15,912
0.375%, 11/30/2025	29,953	29,142
0.375%, 12/31/2025	39,914	38,799
0.375%, 01/31/2026	21,625	20,995
0.250%, 09/30/2023	95,215	94,780
0.250%, 11/15/2023	170	169
0.250%, 05/15/2024	22,956	22,700
0.250%, 06/15/2024	17,143	16,935
0.250%, 05/31/2025	40	39
0.250%, 06/30/2025	480	468
0.250%, 08/31/2025	12,255	11,907
0.250%, 09/30/2025	340	330
0.250%, 10/31/2025	24,945	24,184
0.125%, 05/31/2022	6,424	6,425
0.125%, 09/30/2022	11,550	11,541
0.125%, 12/31/2022	32,255	32,198

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.125%, 03/31/2023	$34,005	$33,896
0.125%, 08/31/2023	811	806
0.125%, 01/15/2024	14,746	14,595

Total U.S. Treasury Obligations
(Cost $3,417,345) ($ Thousands)		3,421,627

CORPORATE OBLIGATIONS — 29.4%
Communication Services — 3.1%
Alphabet
2.050%, 08/15/2050	630	570
1.100%, 08/15/2030	400	376
0.800%, 08/15/2027	350	336
0.450%, 08/15/2025	180	176
AT&T
6.500%, 09/01/2037 (B)	2,770	3,742
5.350%, 09/01/2040	80	101
5.250%, 03/01/2037	3,910	4,872
4.850%, 03/01/2039	414	497
4.750%, 05/15/2046	1,335	1,625
4.500%, 05/15/2035	2,740	3,159
4.500%, 03/09/2048	195	230
4.350%, 03/01/2029	515	580
4.350%, 06/15/2045	1,082	1,221
3.800%, 12/01/2057	10,337	10,795
3.650%, 06/01/2051	613	636
3.650%, 09/15/2059	1,643	1,663
3.550%, 09/15/2055	1,055	1,061
3.500%, 06/01/2041	818	840
3.500%, 09/15/2053	11,333	11,448
3.100%, 02/01/2043	1,524	1,471
2.550%, 12/01/2033	5,763	5,571
2.300%, 06/01/2027	1,200	1,219
2.250%, 02/01/2032	630	608
1.700%, 03/25/2026	3,250	3,245
1.650%, 02/01/2028	4,440	4,320
Charter Communications Operating LLC / Charter Communications Operating Capital
6.484%, 10/23/2045	110	150
6.384%, 10/23/2035	170	220
5.750%, 04/01/2048	570	718
5.375%, 04/01/2038	1,480	1,779
5.375%, 05/01/2047	250	300
5.050%, 03/30/2029	2,530	2,920
4.908%, 07/23/2025	2,190	2,416
4.800%, 03/01/2050	1,997	2,249
4.464%, 07/23/2022	732	745
4.400%, 12/01/2061	1,115	1,162
4.200%, 03/15/2028	980	1,075
3.900%, 06/01/2052	1,619	1,636

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.750%, 02/15/2028	$681	$733
3.500%, 06/01/2041	1,532	1,500
3.500%, 03/01/2042	2,184	2,113
2.250%, 01/15/2029	3,679	3,566
Comcast
7.050%, 03/15/2033	50	72
4.400%, 08/15/2035	3,525	4,201
4.250%, 10/15/2030	1,010	1,164
4.250%, 01/15/2033	360	421
4.200%, 08/15/2034	570	669
4.150%, 10/15/2028	3,480	3,939
4.000%, 03/01/2048	110	128
3.969%, 11/01/2047	120	139
3.950%, 10/15/2025	1,110	1,210
3.750%, 04/01/2040	1,034	1,165
3.700%, 04/15/2024	1,100	1,166
3.400%, 04/01/2030	2,505	2,731
3.400%, 07/15/2046	60	64
3.300%, 04/01/2027	310	333
3.250%, 11/01/2039	250	265
3.150%, 03/01/2026	800	852
3.100%, 04/01/2025	50	53
2.937%, 11/01/2056 (C)	844	820
2.887%, 11/01/2051 (C)	524	512
2.800%, 01/15/2051	270	261
1.500%, 02/15/2031	7,927	7,453
Comcast Cable Communications Holdings
9.455%, 11/15/2022	240	261
Comcast Cable Holdings LLC
10.125%, 04/15/2022 (B)	190	197
Cox Communications
4.800%, 02/01/2035 (C)	1,665	1,980
2.600%, 06/15/2031 (C)	1,220	1,221
Discovery Communications LLC
4.000%, 09/15/2055	337	361
Fox
5.476%, 01/25/2039	270	349
4.709%, 01/25/2029	210	240
3.500%, 04/08/2030	560	606
Level 3 Financing
3.875%, 11/15/2029 (C)	4,915	5,075
3.400%, 03/01/2027 (C)	895	917
Netflix
5.875%, 11/15/2028	1,467	1,756
3.625%, 06/15/2025 (C)	1,365	1,440
NTT Finance
1.162%, 04/03/2026 (C)	4,810	4,724
Rogers Communications
4.100%, 10/01/2023	133	139
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (C)	2,000	2,313

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sky
3.750%, 09/16/2024 (C)	$2,045	$2,186
Sprint Capital
8.750%, 03/15/2032	200	296
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (C)	7,425	8,321
4.738%, 03/20/2025 (C)	4,979	5,193
Telefonica Emisiones
4.103%, 03/08/2027	150	166
Tencent Holdings MTN
3.840%, 04/22/2051 (C)	2,320	2,508
3.595%, 01/19/2028 (C)	2,370	2,532
Time Warner Cable LLC
7.300%, 07/01/2038	100	143
6.750%, 06/15/2039	170	233
6.550%, 05/01/2037	40	54
5.875%, 11/15/2040	2,595	3,288
5.500%, 09/01/2041	4,882	5,981
Time Warner Entertainment
8.375%, 07/15/2033	1,380	2,035
T-Mobile USA
4.375%, 04/15/2040	2,770	3,145
3.875%, 04/15/2030	6,465	7,026
3.750%, 04/15/2027	4,608	4,954
3.500%, 04/15/2025	720	762
3.500%, 04/15/2031 (C)	2,823	2,869
3.375%, 04/15/2029 (C)	3,831	3,855
3.300%, 02/15/2051	210	204
3.000%, 02/15/2041	480	458
2.875%, 02/15/2031	521	504
2.550%, 02/15/2031	2,945	2,904
2.250%, 02/15/2026 (C)	9,624	9,509
2.250%, 11/15/2031	790	759
2.050%, 02/15/2028	150	148
Verizon Communications
5.500%, 03/16/2047	100	143
5.250%, 03/16/2037	1,100	1,440
4.862%, 08/21/2046	270	355
4.500%, 08/10/2033	470	554
4.400%, 11/01/2034	5,360	6,284
4.329%, 09/21/2028	3,605	4,106
4.125%, 03/16/2027	330	367
4.125%, 08/15/2046	430	505
4.016%, 12/03/2029	1,337	1,499
4.000%, 03/22/2050	1,330	1,544
3.850%, 11/01/2042	1,750	1,946
3.700%, 03/22/2061	2,413	2,666
3.550%, 03/22/2051	3,980	4,364
3.400%, 03/22/2041	1,545	1,642
3.150%, 03/22/2030	580	615
3.000%, 03/22/2027	220	232

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.875%, 11/20/2050	$1,728	$1,683
2.650%, 11/20/2040	4,785	4,568
2.625%, 08/15/2026	940	980
2.550%, 03/21/2031	5,984	6,048
2.355%, 03/15/2032 (C)	9,401	9,305
2.100%, 03/22/2028	700	698
1.750%, 01/20/2031	1,640	1,553
1.680%, 10/30/2030	1,534	1,448
ViacomCBS
6.875%, 04/30/2036	1,175	1,690
5.900%, 10/15/2040	840	1,125
4.950%, 01/15/2031	424	503
4.950%, 05/19/2050	743	938
4.750%, 05/15/2025	2,640	2,912
3.875%, 04/01/2024	230	242
3.700%, 08/15/2024	1,505	1,602
Vodafone Group PLC
5.250%, 05/30/2048	2,370	3,083
4.875%, 06/19/2049	3,011	3,765
4.375%, 05/30/2028	1,010	1,141
Walt Disney
8.875%, 04/26/2023	150	167
6.650%, 11/15/2037	260	388
6.200%, 12/15/2034	265	373
4.700%, 03/23/2050	1,035	1,387
4.625%, 03/23/2040	2,385	2,999
3.600%, 01/13/2051	1,735	1,984

		281,718

Consumer Discretionary — 1.3%
7-Eleven
0.625%, 02/10/2023 (C)	3,555	3,544
Advance Auto Parts
3.900%, 04/15/2030	3,065	3,363
Alimentation Couche-Tard
3.550%, 07/26/2027 (C)	2,200	2,366
Amazon.com
4.950%, 12/05/2044	600	824
4.800%, 12/05/2034	187	239
4.250%, 08/22/2057	160	208
4.050%, 08/22/2047	570	701
3.875%, 08/22/2037	1,780	2,093
3.250%, 05/12/2061	794	877
3.150%, 08/22/2027	160	172
3.100%, 05/12/2051	2,663	2,878
2.700%, 06/03/2060	356	347
2.500%, 06/03/2050	880	842
2.100%, 05/12/2031	4,157	4,177
1.650%, 05/12/2028	3,145	3,130
1.500%, 06/03/2030	540	519
1.200%, 06/03/2027	1,090	1,068
1.000%, 05/12/2026	5,226	5,164

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
0.800%, 06/03/2025	$880	$867
American Honda Finance MTN
2.000%, 03/24/2028	725	731
1.000%, 09/10/2025	2,610	2,576
AutoNation
4.750%, 06/01/2030	770	891
BMW US Capital LLC
3.800%, 04/06/2023 (C)	1,780	1,852
Daimler Finance North America LLC
2.700%, 06/14/2024 (C)	990	1,027
1.056%, VAR ICE LIBOR USD 3 Month + 0.900%, 02/15/2022 (C)	2,000	2,003
0.750%, 03/01/2024 (C)	3,010	2,986
Dollar General
3.250%, 04/15/2023	70	72
Ford Motor
4.750%, 01/15/2043	631	675
Ford Motor Credit LLC
4.271%, 01/09/2027	1,985	2,098
4.063%, 11/01/2024	618	645
4.000%, 11/13/2030	1,129	1,184
3.625%, 06/17/2031	3,239	3,304
3.339%, 03/28/2022	3,990	4,004
3.096%, 05/04/2023	200	203
2.700%, 08/10/2026	3,438	3,413
1.402%, VAR ICE LIBOR USD 3 Month + 1.270%, 03/28/2022	2,200	2,197
General Motors
6.250%, 10/02/2043	940	1,280
5.150%, 04/01/2038	150	181
General Motors Financial
4.350%, 01/17/2027	180	197
3.450%, 04/10/2022	515	518
3.150%, 06/30/2022	3,095	3,135
Home Depot
3.900%, 12/06/2028	80	91
3.900%, 06/15/2047	100	120
3.350%, 04/15/2050	800	889
3.300%, 04/15/2040	855	925
3.125%, 12/15/2049	1,486	1,589
2.700%, 04/15/2030	480	503
2.500%, 04/15/2027	430	450
2.375%, 03/15/2051	1,226	1,140
Hyatt Hotels
1.800%, 10/01/2024	2,515	2,517
Hyundai Capital America
1.800%, 10/15/2025 (C)	1,909	1,906
1.250%, 09/18/2023 (C)	1,193	1,195
Hyundai Capital America MTN
2.000%, 06/15/2028 (C)	1,158	1,122
1.300%, 01/08/2026 (C)	2,382	2,318
0.800%, 01/08/2024 (C)	2,037	2,020

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Las Vegas Sands
3.200%, 08/08/2024	$1,480	$1,509
2.900%, 06/25/2025	140	141
Lowe's
5.000%, 04/15/2040	2,025	2,561
4.500%, 04/15/2030	320	371
2.500%, 04/15/2026	260	270
1.700%, 09/15/2028	900	879
Marriott International /Maryland
5.750%, 05/01/2025	470	530
4.625%, 06/15/2030	2,726	3,068
3.500%, 10/15/2032	1,155	1,215
2.850%, 04/15/2031	1,885	1,893
McDonald's MTN
4.875%, 12/09/2045	670	869
4.200%, 04/01/2050	1,250	1,523
3.800%, 04/01/2028	1,220	1,351
3.700%, 01/30/2026	1,065	1,151
3.625%, 09/01/2049	355	396
3.600%, 07/01/2030	460	510
3.500%, 03/01/2027	180	195
3.500%, 07/01/2027	510	552
3.300%, 07/01/2025	480	511
2.125%, 03/01/2030	420	420
1.450%, 09/01/2025	850	854
Newell Brands
4.700%, 04/01/2026	560	600
4.350%, 04/01/2023	376	389
NIKE
3.375%, 03/27/2050	20	23
3.250%, 03/27/2040	330	363
2.850%, 03/27/2030	650	691
2.750%, 03/27/2027	640	678
2.400%, 03/27/2025	400	416
QVC
4.850%, 04/01/2024	735	787
Sands China
5.125%, 08/08/2025	810	851
Starbucks
3.500%, 11/15/2050	4,416	4,770
3.350%, 03/12/2050	250	264
1.300%, 05/07/2022	974	978
Tapestry
3.050%, 03/15/2032	2,127	2,150
Target
2.250%, 04/15/2025	710	732
Volkswagen Group of America Finance LLC
2.900%, 05/13/2022 (C)	3,135	3,167
1.250%, 11/24/2025 (C)	2,520	2,479
0.875%, 11/22/2023 (C)	2,420	2,409

		127,852

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Staples — 2.3%
Adani International Container Terminal PVT
3.000%, 02/16/2031 (C)	$612	$594
Adani Ports and Special Economic Zone
4.200%, 08/04/2027 (C)	1,407	1,460
Advocate Health & Hospitals
2.211%, 06/15/2030	3,565	3,612
Aetna
3.875%, 08/15/2047	360	407
2.800%, 06/15/2023	3,648	3,743
Altria Group
5.950%, 02/14/2049	380	479
5.800%, 02/14/2039	1,065	1,286
4.800%, 02/14/2029	11	12
4.400%, 02/14/2026	203	223
3.400%, 02/04/2041	2,777	2,570
2.450%, 02/04/2032	7,461	7,024
2.350%, 05/06/2025	511	525
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	7,676	9,744
4.700%, 02/01/2036	2,167	2,606
3.650%, 02/01/2026	1,978	2,129
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	1,600	2,207
5.450%, 01/23/2039	2,180	2,857
4.750%, 01/23/2029	1,420	1,656
4.600%, 04/15/2048	4,030	4,936
4.500%, 06/01/2050	1,860	2,302
4.375%, 04/15/2038	2,337	2,722
4.350%, 06/01/2040	970	1,139
4.000%, 04/13/2028	310	347
3.750%, 07/15/2042	698	763
3.500%, 06/01/2030	1,067	1,167
Bacardi
5.300%, 05/15/2048 (C)	1,562	2,095
4.700%, 05/15/2028 (C)	1,593	1,818
4.450%, 05/15/2025 (C)	3,160	3,437
BAT Capital
4.700%, 04/02/2027	500	552
4.540%, 08/15/2047	4,705	4,935
4.390%, 08/15/2037	1,088	1,155
3.984%, 09/25/2050	1,035	1,011
3.557%, 08/15/2027	5,195	5,436
3.215%, 09/06/2026	1,095	1,137
2.726%, 03/25/2031	5,082	4,915
2.259%, 03/25/2028	1,202	1,174
Bayer US Finance II LLC
4.375%, 12/15/2028 (C)	3,750	4,211
4.250%, 12/15/2025 (C)	3,105	3,380
Bayer US Finance LLC
3.375%, 10/08/2024 (C)	1,475	1,546

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bon Secours Mercy Health
3.464%, 06/01/2030	$1,480	$1,610
Bunge Finance
3.750%, 09/25/2027	3,877	4,223
2.750%, 05/14/2031	2,848	2,876
1.630%, 08/17/2025	1,334	1,334
Cargill
1.375%, 07/23/2023 (C)	690	697
Coca-Cola
3.375%, 03/25/2027	330	358
2.600%, 06/01/2050	200	198
2.500%, 06/01/2040	310	308
2.500%, 03/15/2051	1,190	1,161
1.450%, 06/01/2027	630	624
CommonSpirit Health
3.347%, 10/01/2029	1,025	1,093
2.782%, 10/01/2030	1,930	1,983
Constellation Brands
4.400%, 11/15/2025	775	854
Costco Wholesale
1.750%, 04/20/2032	560	547
1.375%, 06/20/2027	1,220	1,203
CVS Pass-Through Trust
6.036%, 12/10/2028	1,312	1,513
5.926%, 01/10/2034 (C)	141	170
5.880%, 01/10/2028	82	92
5.789%, 01/10/2026 (C)	582	631
Danone
2.947%, 11/02/2026 (C)	450	472
2.589%, 11/02/2023 (C)	1,580	1,625
Diageo Investment
2.875%, 05/11/2022	980	990
DP World MTN
5.625%, 09/25/2048 (C)	2,790	3,402
Estee Lauder
1.950%, 03/15/2031	2,304	2,300
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (C)	2,440	2,414
Hershey
0.900%, 06/01/2025	210	208
Imperial Brands Finance PLC
4.250%, 07/21/2025 (C)	3,165	3,409
3.500%, 02/11/2023 (C)	1,450	1,483
JBS USA LUX
3.000%, 05/15/2032 (C)	2,765	2,735
Keurig Dr Pepper
4.417%, 05/25/2025	380	416
Kimberly-Clark
3.100%, 03/26/2030	200	217
Kraft Heinz Foods
5.000%, 06/04/2042	1,585	1,934
4.875%, 10/01/2049	3,945	4,915

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.000%, 06/01/2026	$583	$607
Kroger
4.450%, 02/01/2047	275	335
Land O' Lakes
6.000%, 11/15/2022 (C)	1,890	1,957
Molson Coors Beverage
3.500%, 05/01/2022	220	222
Molson Coors Brewing
4.200%, 07/15/2046	2,660	2,946
Mondelez International
1.500%, 05/04/2025	1,070	1,072
Mondelez International Holdings Netherlands BV
2.125%, 09/19/2022 (C)	450	456
PepsiCo
2.875%, 10/15/2049	250	264
2.625%, 03/19/2027	80	84
2.250%, 03/19/2025	80	83
1.625%, 05/01/2030	30	29
0.750%, 05/01/2023	820	823
Philip Morris International
2.500%, 08/22/2022	1,530	1,554
2.500%, 11/02/2022	1,250	1,270
2.100%, 05/01/2030	460	453
1.125%, 05/01/2023	410	412
Procter & Gamble
3.100%, 08/15/2023	140	146
3.000%, 03/25/2030	380	414
2.800%, 03/25/2027	130	138
Reckitt Benckiser Treasury Services PLC
2.750%, 06/26/2024 (C)	3,675	3,805
Reynolds American
8.125%, 05/01/2040	1,060	1,558
7.250%, 06/15/2037	745	1,008
6.150%, 09/15/2043	480	598
5.850%, 08/15/2045	4,055	4,924
Shire Acquisitions Investments Ireland
2.875%, 09/23/2023	4,952	5,110
Smith & Nephew PLC
2.032%, 10/14/2030	1,245	1,210
Sodexo
1.634%, 04/16/2026 (C)	2,147	2,132
Takeda Pharmaceutical
5.000%, 11/26/2028	980	1,154
4.400%, 11/26/2023	4,309	4,586
2.050%, 03/31/2030	2,863	2,783
Trustees of the University of Pennsylvania
3.610%, 02/15/2119	43	52
Walmart
3.300%, 04/22/2024	175	184
2.500%, 09/22/2041	614	629
1.800%, 09/22/2031	200	198

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.500%, 09/22/2028	$2,020	$2,003
Yale University
1.482%, 04/15/2030	1,174	1,151
0.873%, 04/15/2025	376	375

		188,032

Energy — 3.0%
Aker BP
4.000%, 01/15/2031 (C)	1,094	1,190
Apache
5.100%, 09/01/2040	110	119
4.750%, 04/15/2043 (B)	420	447
4.375%, 10/15/2028 (B)	990	1,043
4.250%, 01/15/2030	20	21
4.250%, 01/15/2044 (B)	1,130	1,113
3.250%, 04/15/2022	45	45
BP Capital Markets America
3.796%, 09/21/2025	90	98
3.790%, 02/06/2024	150	159
3.633%, 04/06/2030	480	527
3.379%, 02/08/2061	1,792	1,850
3.216%, 11/28/2023	1,630	1,699
3.194%, 04/06/2025	1,990	2,095
3.119%, 05/04/2026	400	423
3.000%, 02/24/2050	1,890	1,847
2.772%, 11/10/2050	1,150	1,086
BP Capital Markets PLC
3.535%, 11/04/2024	150	159
3.506%, 03/17/2025	340	362
Cameron LNG LLC
3.302%, 01/15/2035 (C)	990	1,044
2.902%, 07/15/2031 (C)	1,530	1,605
Canadian Natural Resources
6.450%, 06/30/2033	200	261
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/2029	1,846	1,971
Chevron
3.191%, 06/24/2023	95	98
3.078%, 05/11/2050	950	1,012
2.954%, 05/16/2026	1,100	1,167
2.355%, 12/05/2022	290	294
1.995%, 05/11/2027	1,280	1,295
1.554%, 05/11/2025	830	836
Chevron USA
3.850%, 01/15/2028	990	1,099
1.018%, 08/12/2027	875	840
Cimarex Energy
4.375%, 06/01/2024	80	84
4.375%, 03/15/2029	1,840	2,014
3.900%, 05/15/2027	1,740	1,819
ConocoPhillips
6.950%, 04/15/2029	995	1,309

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.300%, 08/15/2028 (C)	$1,130	$1,281
4.150%, 11/15/2034	753	860
3.750%, 10/01/2027 (C)	1,385	1,513
Continental Resources/Oklahoma
4.900%, 06/01/2044	340	377
4.500%, 04/15/2023	480	496
4.375%, 01/15/2028 (B)	810	872
3.800%, 06/01/2024	770	803
2.268%, 11/15/2026 (C)	3,665	3,620
Devon Energy
7.875%, 09/30/2031	1,580	2,237
5.850%, 12/15/2025	1,000	1,146
5.600%, 07/15/2041	680	856
5.250%, 10/15/2027 (C)	98	104
5.000%, 06/15/2045	3,056	3,684
4.750%, 05/15/2042	970	1,109
4.500%, 01/15/2030 (C)	256	275
Diamondback Energy
4.400%, 03/24/2051	653	741
3.500%, 12/01/2029	930	975
3.250%, 12/01/2026	380	399
3.125%, 03/24/2031	320	326
2.875%, 12/01/2024	280	291
Ecopetrol
5.875%, 05/28/2045	3,400	3,170
4.125%, 01/16/2025	167	169
Enable Midstream Partners
5.000%, 05/15/2044	340	367
4.950%, 05/15/2028	2,574	2,868
4.400%, 03/15/2027	1,518	1,641
4.150%, 09/15/2029	900	969
Energy Transfer
6.250%, 04/15/2049	560	727
6.125%, 12/15/2045	965	1,211
6.100%, 02/15/2042	398	491
6.050%, 06/01/2041	353	433
6.000%, 06/15/2048	313	393
5.500%, 06/01/2027	620	709
5.400%, 10/01/2047	2,050	2,440
5.350%, 05/15/2045	1,852	2,150
5.300%, 04/01/2044	60	69
5.300%, 04/15/2047	2,014	2,328
5.250%, 04/15/2029	2,085	2,385
5.150%, 03/15/2045	2,377	2,712
5.000%, 05/15/2050	1,505	1,729
4.950%, 06/15/2028	410	464
4.000%, 10/01/2027	2,095	2,263
3.750%, 05/15/2030	2,560	2,695
2.900%, 05/15/2025	740	764
Eni SpA
4.000%, 09/12/2023 (C)	4,400	4,615

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Enterprise Products Operating LLC
7.550%, 04/15/2038	$60	$91
6.125%, 10/15/2039	145	199
4.850%, 03/15/2044	60	73
4.800%, 02/01/2049	230	282
4.200%, 01/31/2050	2,910	3,283
4.150%, 10/16/2028	1,580	1,781
4.050%, 02/15/2022	14	14
3.950%, 01/31/2060	300	323
3.700%, 01/31/2051	510	538
3.125%, 07/31/2029	350	371
2.800%, 01/31/2030	1,800	1,864
EOG Resources
4.950%, 04/15/2050	1,730	2,340
4.375%, 04/15/2030	860	989
4.150%, 01/15/2026	270	296
3.900%, 04/01/2035	590	666
Equinor
3.000%, 04/06/2027	2,845	3,005
2.875%, 04/06/2025	4,615	4,837
Exxon Mobil
4.327%, 03/19/2050	2,000	2,489
4.227%, 03/19/2040	2,115	2,521
4.114%, 03/01/2046	910	1,083
3.482%, 03/19/2030	730	801
3.452%, 04/15/2051	1,500	1,638
3.043%, 03/01/2026	1,140	1,209
2.992%, 03/19/2025	7,105	7,483
1.571%, 04/15/2023	70	71
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (C)	696	686
2.625%, 03/31/2036 (C)	1,164	1,132
2.160%, 03/31/2034 (C)	1,678	1,631
1.750%, 09/30/2027 (C)	4,716	4,735
Halliburton
3.800%, 11/15/2025	66	71
Hess
6.000%, 01/15/2040	2,240	2,845
5.600%, 02/15/2041	1,580	1,947
HollyFrontier
5.875%, 04/01/2026	1,265	1,427
KazMunayGas National JSC
6.375%, 10/24/2048 (C)	470	593
5.750%, 04/19/2047 (C)	1,390	1,637
5.375%, 04/24/2030 (C)	1,720	1,971
Kinder Morgan
5.550%, 06/01/2045	500	633
5.200%, 03/01/2048	1,070	1,332
5.050%, 02/15/2046	260	311
4.300%, 06/01/2025	1,105	1,197
4.300%, 03/01/2028	590	655

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kinder Morgan Energy Partners
5.500%, 03/01/2044	$715	$881
5.400%, 09/01/2044	40	49
5.000%, 03/01/2043	50	58
Lukoil Capital DAC
3.600%, 10/26/2031 (C)	3,700	3,613
2.800%, 04/26/2027 (C)	3,175	3,138
Lundin Energy Finance BV
3.100%, 07/15/2031 (C)	3,584	3,622
2.000%, 07/15/2026 (C)	4,526	4,498
Marathon Oil
5.200%, 06/01/2045	493	582
MPLX
5.500%, 02/15/2049	580	733
5.200%, 03/01/2047	320	390
5.200%, 12/01/2047	470	575
4.800%, 02/15/2029	120	136
4.700%, 04/15/2048	1,410	1,626
4.500%, 04/15/2038	810	899
4.000%, 03/15/2028	350	380
Occidental Petroleum
7.875%, 09/15/2031	140	182
7.500%, 05/01/2031	240	303
6.950%, 07/01/2024	3,107	3,418
5.550%, 03/15/2026	2,180	2,330
4.625%, 06/15/2045	400	404
4.500%, 07/15/2044	1,000	1,000
4.400%, 04/15/2046	200	197
4.200%, 03/15/2048	390	375
4.100%, 02/15/2047	1,040	991
3.400%, 04/15/2026	100	99
3.200%, 08/15/2026	1,740	1,710
3.000%, 02/15/2027	510	493
Oleoducto Central
4.000%, 07/14/2027 (C)	884	880
Pertamina Persero
6.000%, 05/03/2042 (C)	1,220	1,489
Petrobras Global Finance
6.850%, 06/05/2115	1,090	1,057
6.250%, 03/17/2024	1,930	2,078
Petroleos del Peru
5.625%, 06/19/2047 (C)	1,095	1,069
4.750%, 06/19/2032 (C)	4,690	4,792
Petroleos Mexicanos
7.690%, 01/23/2050	1,840	1,660
6.950%, 01/28/2060	210	173
6.625%, 06/15/2035	2,202	2,019
5.625%, 01/23/2046	1,650	1,240
2.460%, 12/15/2025	1,409	1,450
2.378%, 04/15/2025	609	625
Petroleos Mexicanos MTN
6.875%, 08/04/2026	90	95

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.750%, 09/21/2047	$4,865	$3,996
Phillips 66
1.300%, 02/15/2026	925	907
Pioneer Natural Resources
2.150%, 01/15/2031	1,590	1,527
1.900%, 08/15/2030	2,774	2,627
1.125%, 01/15/2026	180	175
Plains All American Pipeline/PAA Finance
4.500%, 12/15/2026	895	978
Qatar Energy
3.300%, 07/12/2051 (C)	1,720	1,758
3.125%, 07/12/2041 (C)	1,720	1,723
2.250%, 07/12/2031 (C)	2,670	2,624
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (C)	1,270	1,416
4.950%, 07/15/2029 (C)	3,655	3,833
Ruby Pipeline
8.000%, 04/01/2022 (B)(C)	1,727	1,597
Sabine Pass Liquefaction LLC
5.750%, 05/15/2024	1,680	1,835
5.000%, 03/15/2027	3,145	3,540
Saudi Arabian Oil
1.625%, 11/24/2025 (C)	1,810	1,795
1.250%, 11/24/2023 (C)	840	841
Schlumberger Holdings
4.000%, 12/21/2025 (C)	660	718
3.900%, 05/17/2028 (C)	857	936
Schlumberger Investment
3.650%, 12/01/2023	100	104
Shell International Finance BV
6.375%, 12/15/2038	660	971
4.550%, 08/12/2043	490	613
4.375%, 05/11/2045	990	1,221
4.125%, 05/11/2035	3,510	4,109
4.000%, 05/10/2046	170	199
3.750%, 09/12/2046	100	114
3.250%, 04/06/2050	930	998
2.750%, 04/06/2030	660	690
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (C)	1,020	1,096
Spectra Energy Partners
3.375%, 10/15/2026	140	148
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,200	3,143
2.900%, 03/01/2030 (C)	3,255	3,295
TransCanada PipeLines
4.625%, 03/01/2034	2,125	2,498
Transcontinental Gas Pipe Line LLC
7.850%, 02/01/2026	1,820	2,233
Valero Energy
1.200%, 03/15/2024	2,045	2,036

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Western Midstream Operating
4.350%, 02/01/2025	$330	$342
2.222%, VAR ICE LIBOR USD 3 Month + 2.100%, 01/13/2023	220	219
Williams
8.750%, 03/15/2032	1,284	1,924
7.750%, 06/15/2031	339	465
7.500%, 01/15/2031	9	12
5.100%, 09/15/2045	670	826
4.900%, 01/15/2045	450	539
3.750%, 06/15/2027	410	444
3.600%, 03/15/2022	124	124

		264,306

Financials — 9.1%
Aegon
1.650%, VAR USD ICE Swap 11:00 NY 10 Yr + 0.100%(D)	2,180	2,030
Alleghany
3.250%, 08/15/2051	1,158	1,184
Ally Financial
1.450%, 10/02/2023	1,235	1,240
American Express
4.050%, 12/03/2042	70	84
3.400%, 02/27/2023	285	294
2.500%, 07/30/2024	3,000	3,097
1.650%, 11/04/2026	2,013	2,009
American International Group
4.750%, 04/01/2048	195	256
4.375%, 06/30/2050	411	518
3.900%, 04/01/2026	565	616
3.400%, 06/30/2030	750	809
2.500%, 06/30/2025	410	424
Apollo Management Holdings
5.000%, 03/15/2048 (C)	1,425	1,897
4.400%, 05/27/2026 (C)	1,015	1,126
Ares Capital
3.200%, 11/15/2031	2,377	2,327
ASB Bank
2.375%, 10/22/2031 (C)	1,917	1,914
Athene Global Funding
3.000%, 07/01/2022 (C)	400	406
2.950%, 11/12/2026 (C)	3,910	4,092
2.500%, 03/24/2028 (C)	2,683	2,708
1.985%, 08/19/2028 (C)	4,552	4,415
1.730%, 10/02/2026 (C)	2,300	2,257
0.750%, VAR United States Secured Overnight Financing Rate + 0.700%, 05/24/2024 (C)	2,425	2,428
Athene Global Funding MTN
2.646%, 10/04/2031 (C)	2,531	2,516

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Athene Holding
4.125%, 01/12/2028	$1,140	$1,250
Avolon Holdings Funding
5.250%, 05/15/2024 (C)	185	199
5.125%, 10/01/2023 (C)	195	206
3.950%, 07/01/2024 (C)	535	561
2.875%, 02/15/2025 (C)	1,420	1,450
Bain Capital Specialty Finance
2.550%, 10/13/2026	1,569	1,527
Banco de Credito e Inversiones MTN
2.875%, 10/14/2031 (C)	1,532	1,520
Banco Santander
3.848%, 04/12/2023	1,200	1,246
3.225%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.600%, 11/22/2032	2,000	1,993
2.749%, 12/03/2030	2,200	2,152
2.746%, 05/28/2025	2,200	2,275
1.722%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 09/14/2027	2,655	2,605
1.241%, VAR ICE LIBOR USD 3 Month + 1.120%, 04/12/2023	400	404
Bank of America
3.483%, VAR United States Secured Overnight Financing Rate + 1.650%, 03/13/2052	759	847
3.419%, VAR ICE LIBOR USD 3 Month + 1.040%, 12/20/2028	1,342	1,430
3.366%, VAR ICE LIBOR USD 3 Month + 0.810%, 01/23/2026	1,660	1,753
3.311%, VAR United States Secured Overnight Financing Rate + 1.580%, 04/22/2042	2,000	2,122
3.004%, VAR ICE LIBOR USD 3 Month + 0.790%, 12/20/2023	3,242	3,315
2.687%, VAR United States Secured Overnight Financing Rate + 1.320%, 04/22/2032	7,561	7,657
2.592%, VAR United States Secured Overnight Financing Rate + 2.150%, 04/29/2031	4,206	4,241
2.572%, VAR United States Secured Overnight Financing Rate + 1.210%, 10/20/2032	6,100	6,126
1.734%, VAR United States Secured Overnight Financing Rate + 0.960%, 07/22/2027	19,909	19,729
1.658%, VAR United States Secured Overnight Financing Rate + 0.910%, 03/11/2027	17,130	16,999
Bank of America MTN
5.000%, 01/21/2044	1,800	2,355

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.450%, 03/03/2026	$5,035	$5,541
4.330%, VAR ICE LIBOR USD 3 Month + 1.520%, 03/15/2050	1,305	1,632
4.271%, VAR ICE LIBOR USD 3 Month + 1.310%, 07/23/2029	625	701
4.250%, 10/22/2026	130	143
4.200%, 08/26/2024	2,720	2,923
4.083%, VAR ICE LIBOR USD 3 Month + 3.150%, 03/20/2051	2,510	3,064
4.000%, 04/01/2024	2,110	2,248
4.000%, 01/22/2025	2,815	3,011
3.974%, VAR ICE LIBOR USD 3 Month + 1.210%, 02/07/2030	2,255	2,493
3.970%, VAR ICE LIBOR USD 3 Month + 1.070%, 03/05/2029	1,780	1,956
3.864%, VAR ICE LIBOR USD 3 Month + 0.940%, 07/23/2024	1,225	1,280
3.593%, VAR ICE LIBOR USD 3 Month + 1.370%, 07/21/2028	710	763
3.559%, VAR ICE LIBOR USD 3 Month + 1.060%, 04/23/2027	1,893	2,020
3.550%, VAR ICE LIBOR USD 3 Month + 0.780%, 03/05/2024	1,310	1,353
3.500%, 04/19/2026	1,598	1,721
3.300%, 01/11/2023	1,181	1,216
3.194%, VAR ICE LIBOR USD 3 Month + 1.180%, 07/23/2030	1,170	1,234
3.093%, VAR ICE LIBOR USD 3 Month + 1.090%, 10/01/2025	670	699
2.884%, VAR ICE LIBOR USD 3 Month + 1.190%, 10/22/2030	480	496
2.496%, VAR ICE LIBOR USD 3 Month + 0.990%, 02/13/2031	2,155	2,159
2.087%, VAR United States Secured Overnight Financing Rate + 1.060%, 06/14/2029	11,930	11,768
1.922%, VAR United States Secured Overnight Financing Rate + 1.370%, 10/24/2031	1,283	1,224
1.898%, VAR United States Secured Overnight Financing Rate + 1.530%, 07/23/2031	1,522	1,455
1.319%, VAR United States Secured Overnight Financing Rate + 1.150%, 06/19/2026	3,518	3,484
1.197%, VAR United States Secured Overnight Financing Rate + 1.010%, 10/24/2026	2,106	2,062
0.523%, VAR United States Secured Overnight Financing Rate + 0.410%, 06/14/2024	2,097	2,081
Bank of Montreal MTN
2.550%, 11/06/2022	200	204

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.850%, 05/01/2025	$1,360	$1,384
Bank of New York Mellon MTN
3.650%, 02/04/2024	150	159
3.250%, 09/11/2024	270	285
3.250%, 05/16/2027	270	291
1.600%, 04/24/2025	410	414
Bank of Nova Scotia
4.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.551%(D)	1,385	1,467
1.300%, 06/11/2025	760	758
Barclays Bank PLC
1.700%, 05/12/2022	570	572
Barclays PLC
4.375%, 01/12/2026	4,430	4,845
3.684%, 01/10/2023	1,220	1,224
3.330%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.300%, 11/24/2042	858	868
2.894%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.300%, 11/24/2032	1,179	1,184
2.279%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.050%, 11/24/2027	3,792	3,797
Barclays PLC MTN
4.972%, VAR ICE LIBOR USD 3 Month + 1.902%, 05/16/2029	1,070	1,227
BBVA USA
3.875%, 04/10/2025	910	981
Berkshire Hathaway Finance
4.250%, 01/15/2049	1,260	1,566
Blackstone Holdings Finance LLC
2.850%, 08/05/2051 (C)	995	980
Blackstone Private Credit Fund
3.250%, 03/15/2027 (C)	2,750	2,749
2.625%, 12/15/2026 (C)	7,022	6,826
2.350%, 11/22/2024 (C)	1,964	1,964
Blackstone Secured Lending Fund
3.625%, 01/15/2026	1,255	1,309
2.850%, 09/30/2028 (C)	1,989	1,929
Blue Owl Finance LLC
4.125%, 10/07/2051 (C)	329	339
BNP Paribas
5.198%, VAR ICE LIBOR USD 3 Month + 2.567%, 01/10/2030 (C)	1,220	1,432
4.705%, VAR ICE LIBOR USD 3 Month + 2.235%, 01/10/2025 (C)	1,450	1,551
4.400%, 08/14/2028 (C)	1,420	1,607
3.375%, 01/09/2025 (C)	420	443
2.219%, VAR United States Secured Overnight Financing Rate + 2.074%, 06/09/2026 (C)	950	965

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BNP Paribas MTN
4.375%, VAR USD Swap Semi 30/360 5 Yr Curr + 1.483%, 03/01/2033 (C)	$380	$414
BPCE
5.150%, 07/21/2024 (C)	1,550	1,689
Brighthouse Financial
4.700%, 06/22/2047	4	4
3.850%, 12/22/2051	761	745
Brighthouse Financial Global Funding MTN
1.000%, 04/12/2024 (C)	2,965	2,950
Canadian Imperial Bank of Commerce
0.950%, 06/23/2023	750	752
Chubb INA Holdings
3.350%, 05/03/2026	420	452
CI Financial
4.100%, 06/15/2051	2,015	2,237
3.200%, 12/17/2030	2,610	2,684
Citadel
4.875%, 01/15/2027 (C)	1,240	1,330
Citigroup
8.125%, 07/15/2039	3,046	5,208
5.500%, 09/13/2025	1,370	1,550
5.300%, 05/06/2044	255	334
4.750%, 05/18/2046	150	189
4.650%, 07/30/2045	1,140	1,460
4.650%, 07/23/2048	795	1,043
4.600%, 03/09/2026	2,785	3,077
4.450%, 09/29/2027	1,380	1,535
4.412%, VAR United States Secured Overnight Financing Rate + 3.914%, 03/31/2031	2,020	2,304
4.400%, 06/10/2025	2,040	2,216
4.300%, 11/20/2026	590	651
4.125%, 07/25/2028	260	286
3.887%, VAR ICE LIBOR USD 3 Month + 1.563%, 01/10/2028	545	591
3.700%, 01/12/2026	625	676
3.500%, 05/15/2023	930	964
3.352%, VAR ICE LIBOR USD 3 Month + 0.897%, 04/24/2025	3,600	3,769
3.106%, VAR United States Secured Overnight Financing Rate + 2.842%, 04/08/2026	560	587
2.572%, VAR United States Secured Overnight Financing Rate + 2.107%, 06/03/2031	6,230	6,265
1.678%, VAR United States Secured Overnight Financing Rate + 1.667%, 05/15/2024	800	809
1.462%, VAR United States Secured Overnight Financing Rate + 0.770%, 06/09/2027	6,225	6,106

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CME Group
3.000%, 09/15/2022	$400	$408
CNO Global Funding
1.750%, 10/07/2026 (C)	2,390	2,369
Cooperatieve Rabobank UA
4.625%, 12/01/2023	2,060	2,204
4.375%, 08/04/2025	1,580	1,718
Cooperatieve Rabobank UA MTN
3.875%, 02/08/2022	300	302
Credit Agricole SA/London MTN
1.907%, VAR United States Secured Overnight Financing Rate + 1.676%, 06/16/2026 (C)	630	633
Credit Suisse AG/New York NY
2.950%, 04/09/2025	790	830
1.250%, 08/07/2026	4,973	4,851
1.000%, 05/05/2023	4,510	4,524
Credit Suisse AG/New York NY MTN
3.625%, 09/09/2024	1,360	1,446
Credit Suisse Group
4.282%, 01/09/2028 (C)	895	976
4.194%, VAR United States Secured Overnight Financing Rate + 3.730%, 04/01/2031 (C)	1,490	1,639
3.750%, 03/26/2025	250	266
3.091%, VAR United States Secured Overnight Financing Rate + 1.730%, 05/14/2032 (C)	4,630	4,692
2.593%, VAR United States Secured Overnight Financing Rate + 1.560%, 09/11/2025 (C)	255	261
2.193%, VAR United States Secured Overnight Financing Rate + 2.044%, 06/05/2026 (C)	2,940	2,968
1.305%, VAR United States Secured Overnight Financing Rate + 0.980%, 02/02/2027 (C)	6,030	5,837
Danske Bank
5.375%, 01/12/2024 (C)	940	1,016
5.000%, 01/12/2022 (C)	1,070	1,075
3.244%, VAR ICE LIBOR USD 3 Month + 1.591%, 12/20/2025 (C)	1,320	1,374
1.226%, 06/22/2024 (C)	550	551
Discover Bank
4.200%, 08/08/2023	1,130	1,193
DNB Bank
1.605%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.680%, 03/30/2028 (C)	3,800	3,732
Enstar Group
3.100%, 09/01/2031	1,928	1,893
Equitable Holdings
3.900%, 04/20/2023	910	946

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
F&G Global Funding
2.000%, 09/20/2028 (C)	$3,055	$2,980
1.750%, 06/30/2026 (C)	1,580	1,575
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,788	2,638
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month + 3.744%, 11/01/2053 (C)	4,120	5,238
FS KKR Capital
3.125%, 10/12/2028	418	412
GA Global Funding Trust
1.950%, 09/15/2028 (C)	3,638	3,568
0.800%, 09/13/2024 (C)	2,702	2,661
Goldman Sachs Capital II
4.000%, VAR ICE LIBOR USD 3 Month + 0.768%(B)(D)	435	424
Goldman Sachs Group
6.750%, 10/01/2037	1,629	2,301
6.250%, 02/01/2041	1,290	1,872
5.150%, 05/22/2045	1,870	2,445
4.750%, 10/21/2045	400	520
4.250%, 10/21/2025	1,090	1,185
4.223%, VAR ICE LIBOR USD 3 Month + 1.301%, 05/01/2029	500	554
3.800%, 03/15/2030	6,330	6,940
3.750%, 05/22/2025	500	535
3.750%, 02/25/2026	1,445	1,556
3.691%, VAR ICE LIBOR USD 3 Month + 1.510%, 06/05/2028	640	690
3.625%, 01/22/2023	508	525
3.500%, 01/23/2025	150	159
3.500%, 04/01/2025	870	923
3.500%, 11/16/2026	2,420	2,577
3.272%, VAR ICE LIBOR USD 3 Month + 1.201%, 09/29/2025	5,770	6,052
3.210%, VAR United States Secured Overnight Financing Rate + 1.513%, 04/22/2042	120	124
3.200%, 02/23/2023	670	688
2.908%, VAR ICE LIBOR USD 3 Month + 1.053%, 06/05/2023	410	414
2.908%, VAR United States Secured Overnight Financing Rate + 1.472%, 07/21/2042	280	279
2.650%, VAR United States Secured Overnight Financing Rate + 1.264%, 10/21/2032	3,273	3,281
2.383%, VAR United States Secured Overnight Financing Rate + 1.248%, 07/21/2032	2,335	2,291
1.542%, VAR United States Secured Overnight Financing Rate + 0.818%, 09/10/2027	10,060	9,849

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.431%, VAR United States Secured Overnight Financing Rate + 0.798%, 03/09/2027	$9,675	$9,485
0.925%, VAR United States Secured Overnight Financing Rate + 0.486%, 10/21/2024	10,142	10,105
0.657%, VAR United States Secured Overnight Financing Rate + 0.505%, 09/10/2024	3,834	3,804
Goldman Sachs Group MTN
4.800%, 07/08/2044	260	333
Golub Capital BDC
2.500%, 08/24/2026	1,740	1,714
Guardian Life Global Funding
1.100%, 06/23/2025 (C)	290	288
HSBC Bank PLC
7.650%, 05/01/2025	796	938
HSBC Bank USA
7.000%, 01/15/2039	510	786
HSBC Holdings PLC
4.950%, 03/31/2030	200	235
4.583%, VAR ICE LIBOR USD 3 Month + 1.535%, 06/19/2029	2,515	2,818
4.300%, 03/08/2026	5,405	5,926
4.250%, 03/14/2024	1,190	1,262
4.250%, 08/18/2025	960	1,035
4.041%, VAR ICE LIBOR USD 3 Month + 1.546%, 03/13/2028	830	896
3.973%, VAR ICE LIBOR USD 3 Month + 1.610%, 05/22/2030	970	1,057
3.262%, VAR ICE LIBOR USD 3 Month + 1.055%, 03/13/2023	155	156
2.633%, VAR United States Secured Overnight Financing Rate + 1.402%, 11/07/2025	755	776
2.206%, VAR United States Secured Overnight Financing Rate + 1.285%, 08/17/2029	3,735	3,656
2.099%, VAR United States Secured Overnight Financing Rate + 1.929%, 06/04/2026	4,845	4,875
2.013%, VAR United States Secured Overnight Financing Rate + 1.732%, 09/22/2028	3,325	3,249
1.645%, VAR United States Secured Overnight Financing Rate + 1.538%, 04/18/2026	290	289
1.589%, VAR United States Secured Overnight Financing Rate + 1.290%, 05/24/2027	3,980	3,888
ING Bank
5.800%, 09/25/2023 (C)	202	219

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ING Groep
2.727%, VAR United States Secured Overnight Financing Rate + 1.316%, 04/01/2032	$960	$978
Intercontinental Exchange
1.850%, 09/15/2032	3,890	3,669
Intesa Sanpaolo
3.375%, 01/12/2023 (C)	490	503
3.125%, 07/14/2022 (C)	1,420	1,440
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (C)	1,260	1,397
5.017%, 06/26/2024 (C)	870	929
Jackson Financial
4.000%, 11/23/2051 (C)	987	987
3.125%, 11/23/2031 (C)	4,735	4,748
JPMorgan Chase
8.750%, 09/01/2030	1,725	2,594
6.400%, 05/15/2038	385	559
4.950%, 06/01/2045	300	398
4.452%, VAR ICE LIBOR USD 3 Month + 1.330%, 12/05/2029	740	841
4.250%, 10/01/2027	2,590	2,894
4.203%, VAR ICE LIBOR USD 3 Month + 1.260%, 07/23/2029	940	1,051
4.125%, 12/15/2026	2,420	2,675
4.032%, VAR ICE LIBOR USD 3 Month + 1.460%, 07/24/2048	725	867
4.023%, VAR ICE LIBOR USD 3 Month + 1.000%, 12/05/2024	2,220	2,346
3.897%, VAR ICE LIBOR USD 3 Month + 1.220%, 01/23/2049	245	287
3.882%, VAR ICE LIBOR USD 3 Month + 1.360%, 07/24/2038	215	246
3.875%, 09/10/2024	440	469
3.625%, 05/13/2024	1,490	1,580
3.625%, 12/01/2027	1,000	1,073
3.200%, 06/15/2026	1,670	1,773
3.157%, VAR United States Secured Overnight Financing Rate + 1.460%, 04/22/2042	750	785
3.109%, VAR United States Secured Overnight Financing Rate + 2.440%, 04/22/2051	210	221
2.972%, 01/15/2023	165	165
2.956%, VAR United States Secured Overnight Financing Rate + 2.515%, 05/13/2031	2,570	2,654
2.739%, VAR United States Secured Overnight Financing Rate + 1.510%, 10/15/2030	370	380
2.545%, VAR United States Secured Overnight Financing Rate + 1.180%, 11/08/2032	1,320	1,327

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.522%, VAR United States Secured Overnight Financing Rate + 2.040%, 04/22/2031	$1,960	$1,978
2.301%, VAR United States Secured Overnight Financing Rate + 1.160%, 10/15/2025	3,120	3,191
2.182%, VAR United States Secured Overnight Financing Rate + 1.890%, 06/01/2028	2,351	2,356
2.083%, VAR United States Secured Overnight Financing Rate + 1.850%, 04/22/2026	6,956	7,075
2.069%, VAR United States Secured Overnight Financing Rate + 1.015%, 06/01/2029	6,351	6,273
2.005%, VAR United States Secured Overnight Financing Rate + 1.585%, 03/13/2026	75	76
1.578%, VAR United States Secured Overnight Financing Rate + 0.885%, 04/22/2027	8,370	8,269
1.514%, VAR United States Secured Overnight Financing Rate + 1.455%, 06/01/2024	2,130	2,147
1.470%, VAR United States Secured Overnight Financing Rate + 0.765%, 09/22/2027	12,830	12,584
1.045%, VAR United States Secured Overnight Financing Rate + 0.800%, 11/19/2026	4,279	4,161
1.040%, VAR United States Secured Overnight Financing Rate + 0.695%, 02/04/2027	7,675	7,448
0.969%, VAR United States Secured Overnight Financing Rate + 0.580%, 06/23/2025	8,540	8,476
0.680%, VAR ICE LIBOR USD 3 Month + 0.550%, 02/01/2027	2,740	2,671
KKR Group Finance II LLC
5.500%, 02/01/2043 (C)	120	160
KKR Group Finance III LLC
5.125%, 06/01/2044 (C)	1,005	1,300
Lehman Brothers Holdings
6.500%, 12/31/2049 (E)	4,040	–
Lehman Brothers Holdings MTN
6.750%, 12/31/2049 (E)	10,370	–
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, VAR ICE LIBOR USD 3 Month + 0.840%(D)(E)	20,630	–
Lloyds Bank PLC
3.500%, 05/14/2025	100	107

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lloyds Banking Group PLC
4.375%, 03/22/2028	$1,180	$1,325
3.870%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.500%, 07/09/2025	530	563
2.907%, VAR ICE LIBOR USD 3 Month + 0.810%, 11/07/2023	5,255	5,351
2.858%, VAR ICE LIBOR USD 3 Month + 1.249%, 03/17/2023	2,705	2,721
1.627%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 05/11/2027	3,000	2,952
Macquarie Bank
3.624%, 06/03/2030 (C)	765	792
Macquarie Group
1.340%, VAR United States Secured Overnight Financing Rate + 1.069%, 01/12/2027 (C)	2,395	2,343
Macquarie Group MTN
2.871%, VAR United States Secured Overnight Financing Rate + 1.532%, 01/14/2033 (C)	5,821	5,833
2.691%, VAR United States Secured Overnight Financing Rate + 1.440%, 06/23/2032 (C)	75	75
1.935%, VAR United States Secured Overnight Financing Rate + 0.995%, 04/14/2028 (C)	2,937	2,896
1.201%, VAR United States Secured Overnight Financing Rate + 0.694%, 10/14/2025 (C)	3,458	3,432
MassMutual Global Funding II
2.500%, 10/17/2022 (C)	261	266
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (C)	2,220	2,226
Mercury General
4.400%, 03/15/2027	1,720	1,904
MetLife
6.400%, 12/15/2036	1,400	1,736
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (C)	2,865	3,100
0.900%, 06/08/2023 (C)	1,540	1,545
Mitsubishi UFJ Financial Group
2.494%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.970%, 10/13/2032	1,563	1,569
2.309%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.950%, 07/20/2032	2,374	2,345
1.640%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.670%, 10/13/2027	3,825	3,782

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.538%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.750%, 07/20/2027	$4,540	$4,474
0.953%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.550%, 07/19/2025	4,595	4,549
Morgan Stanley
3.737%, VAR ICE LIBOR USD 3 Month + 0.847%, 04/24/2024	1,810	1,878
1.593%, VAR United States Secured Overnight Financing Rate + 0.879%, 05/04/2027	4,680	4,627
0.985%, VAR United States Secured Overnight Financing Rate + 0.720%, 12/10/2026	3,904	3,776
0.790%, VAR United States Secured Overnight Financing Rate + 0.525%, 05/30/2025	7,999	7,877
Morgan Stanley MTN
4.431%, VAR ICE LIBOR USD 3 Month + 1.628%, 01/23/2030	725	827
4.350%, 09/08/2026	235	260
4.100%, 05/22/2023	110	115
4.000%, 07/23/2025	580	629
3.772%, VAR ICE LIBOR USD 3 Month + 1.140%, 01/24/2029	280	306
3.700%, 10/23/2024	370	394
3.622%, VAR United States Secured Overnight Financing Rate + 3.120%, 04/01/2031	5,705	6,229
3.591%, VAR ICE LIBOR USD 3 Month + 1.340%, 07/22/2028	270	290
3.125%, 07/27/2026	525	556
2.720%, VAR United States Secured Overnight Financing Rate + 1.152%, 07/22/2025	2,085	2,152
2.699%, VAR United States Secured Overnight Financing Rate + 1.143%, 01/22/2031	10	10
2.511%, VAR United States Secured Overnight Financing Rate + 1.200%, 10/20/2032	2,025	2,032
2.239%, VAR United States Secured Overnight Financing Rate + 1.178%, 07/21/2032	2,277	2,231
2.188%, VAR United States Secured Overnight Financing Rate + 1.990%, 04/28/2026	2,020	2,061
1.512%, VAR United States Secured Overnight Financing Rate + 0.858%, 07/20/2027	9,960	9,769

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.164%, VAR United States Secured Overnight Financing Rate + 0.560%, 10/21/2025	$7,521	$7,461
0.864%, VAR United States Secured Overnight Financing Rate + 0.745%, 10/21/2025	2,766	2,720
0.791%, VAR United States Secured Overnight Financing Rate + 0.509%, 01/22/2025	9,490	9,386
National Securities Clearing
1.500%, 04/23/2025 (C)	6,290	6,343
1.200%, 04/23/2023 (C)	620	625
Nationwide Building Society
4.363%, VAR ICE LIBOR USD 3 Month + 1.392%, 08/01/2024 (C)	5,240	5,514
3.766%, VAR ICE LIBOR USD 3 Month + 1.064%, 03/08/2024 (C)	1,735	1,795
Nationwide Mutual Insurance
2.406%, VAR ICE LIBOR USD 3 Month + 2.290%, 12/15/2024 (C)	4,407	4,412
Natwest Group PLC
4.519%, VAR ICE LIBOR USD 3 Month + 1.550%, 06/25/2024	820	863
4.269%, VAR ICE LIBOR USD 3 Month + 1.762%, 03/22/2025	4,630	4,922
1.642%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 06/14/2027	1,640	1,615
New York Life Global Funding
0.950%, 06/24/2025 (C)	550	545
New York Life Insurance
6.750%, 11/15/2039 (C)	765	1,160
3.750%, 05/15/2050 (C)	1,870	2,153
Nomura Holdings
2.648%, 01/16/2025	1,430	1,479
2.608%, 07/14/2031	255	251
Nordea Bank ABP
1.000%, 06/09/2023 (C)	1,370	1,376
Northern Trust
2.375%, 08/02/2022	300	304
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (C)	2,550	2,870
Ohio National Financial Services
5.550%, 01/24/2030 (C)	1,775	2,038
Owl Rock Capital
3.400%, 07/15/2026	3,288	3,344
2.875%, 06/11/2028	802	784
Owl Rock Capital III
3.125%, 04/13/2027 (C)	2,608	2,556
Park Aerospace Holdings
5.500%, 02/15/2024 (C)	850	915
4.500%, 03/15/2023 (C)	4,470	4,637

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PNC Financial Services Group
3.500%, 01/23/2024	$255	$268
Pricoa Global Funding I MTN
1.200%, 09/01/2026 (C)	3,536	3,477
Principal Life Global Funding II
1.250%, 06/23/2025 (C)	270	268
Private Export Funding
0.550%, 07/30/2024 (C)	2,055	2,037
Prospect Capital
3.706%, 01/22/2026	1,005	1,022
Raymond James Financial
4.950%, 07/15/2046	1,525	2,002
Royal Bank of Canada
0.375%, 06/29/2085	860	735
Royal Bank of Canada MTN
2.250%, 11/01/2024	170	175
1.600%, 04/17/2023	1,170	1,185
1.150%, 06/10/2025	730	724
Santander Holdings USA
3.450%, 06/02/2025	1,150	1,213
Santander UK Group Holdings PLC
4.796%, VAR ICE LIBOR USD 3 Month + 1.570%, 11/15/2024	4,580	4,897
3.823%, VAR ICE LIBOR USD 3 Month + 1.400%, 11/03/2028	350	376
1.673%, VAR United States Secured Overnight Financing Rate + 0.989%, 06/14/2027	1,235	1,211
1.532%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.250%, 08/21/2026	1,140	1,125
1.089%, VAR United States Secured Overnight Financing Rate + 0.787%, 03/15/2025	4,785	4,743
SBL Holdings
5.000%, 02/18/2031 (C)	2,656	2,787
Scentre Group Trust 1/ Scentre Group Trust 2
4.375%, 05/28/2030 (B)(C)	1,135	1,310
3.625%, 01/28/2026 (C)	2,884	3,098
Societe Generale
3.625%, 03/01/2041 (C)	1,370	1,411
Societe Generale MTN
2.625%, 01/22/2025 (C)	1,345	1,383
Standard Chartered PLC
5.700%, 03/26/2044 (B)(C)	427	550
5.200%, 01/26/2024 (C)	410	439
State Street
3.300%, 12/16/2024	310	330
Stewart Information Services
3.600%, 11/15/2031	1,033	1,050
Sumitomo Mitsui Financial Group
1.902%, 09/17/2028	4,805	4,700
1.402%, 09/17/2026	3,090	3,026

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Swedbank
1.300%, 06/02/2023 (C)	$930	$938
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	148	222
4.900%, 09/15/2044 (C)	600	790
4.270%, 05/15/2047 (C)	175	216
3.300%, 05/15/2050 (C)	2,360	2,485
Toronto-Dominion Bank MTN
1.250%, 09/10/2026	3,826	3,759
1.150%, 06/12/2025	730	726
0.750%, 06/12/2023	1,430	1,431
Travelers
4.600%, 08/01/2043	50	65
Truist Bank
3.800%, 10/30/2026	250	274
Trust Fibra Uno
6.390%, 01/15/2050 (C)	956	1,102
5.250%, 01/30/2026 (C)	1,164	1,270
UBS AG/London
1.750%, 04/21/2022 (C)	1,310	1,316
UBS Group
4.253%, 03/23/2028 (C)	1,490	1,648
4.125%, 09/24/2025 (C)	1,010	1,100
3.491%, 05/23/2023 (C)	1,710	1,732
2.859%, VAR ICE LIBOR USD 3 Month + 0.954%, 08/15/2023 (C)	240	243
US Bancorp
1.450%, 05/12/2025	1,610	1,622
US Bancorp MTN
3.600%, 09/11/2024	160	171
2.950%, 07/15/2022	497	504
Validus Holdings
8.875%, 01/26/2040	1,460	2,439
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.750%, 09/17/2024 (C)	1,370	1,443
Wells Fargo
7.950%, 11/15/2029	925	1,251
5.606%, 01/15/2044	700	946
5.375%, 11/02/2043	220	291
4.480%, 01/16/2024	392	419
3.000%, 10/23/2026	1,640	1,726
2.188%, VAR United States Secured Overnight Financing Rate + 2.000%, 04/30/2026	9,725	9,930
Wells Fargo MTN
5.013%, VAR United States Secured Overnight Financing Rate + 4.502%, 04/04/2051	6,490	8,977
4.900%, 11/17/2045	1,310	1,671
4.750%, 12/07/2046	2,365	2,988
4.650%, 11/04/2044	560	684

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.478%, VAR United States Secured Overnight Financing Rate + 4.032%, 04/04/2031	$6,635	$7,667
4.400%, 06/14/2046	220	263
4.300%, 07/22/2027	1,180	1,312
4.150%, 01/24/2029	1,450	1,620
3.750%, 01/24/2024	360	379
3.584%, VAR ICE LIBOR USD 3 Month + 1.310%, 05/22/2028	2,075	2,234
3.500%, 03/08/2022	42	42
3.450%, 02/13/2023	685	706
3.196%, VAR ICE LIBOR USD 3 Month + 1.170%, 06/17/2027	3,675	3,886
2.879%, VAR United States Secured Overnight Financing Rate + 1.432%, 10/30/2030	2,530	2,624
2.572%, VAR United States Secured Overnight Financing Rate + 1.262%, 02/11/2031	415	421
2.406%, VAR United States Secured Overnight Financing Rate + 1.087%, 10/30/2025	2,570	2,639
2.393%, VAR United States Secured Overnight Financing Rate + 2.100%, 06/02/2028	2,410	2,441
2.164%, VAR ICE LIBOR USD 3 Month + 0.750%, 02/11/2026	1,480	1,510
Westpac Banking
3.133%, 11/18/2041	385	381
3.020%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.530%, 11/18/2036	385	383
2.668%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.750%, 11/15/2035	840	823
1.953%, 11/20/2028	3,080	3,065

		860,574

Health Care — 2.5%
Abbott Laboratories
4.900%, 11/30/2046	840	1,168
4.750%, 11/30/2036	440	564
3.750%, 11/30/2026	406	447
AbbVie
4.550%, 03/15/2035	2,800	3,343
4.500%, 05/14/2035	1,399	1,657
4.450%, 05/14/2046	562	682
4.400%, 11/06/2042	2,350	2,816
4.300%, 05/14/2036	554	645
4.250%, 11/14/2028	795	894
4.250%, 11/21/2049	6,362	7,652
4.050%, 11/21/2039	888	1,016
3.800%, 03/15/2025	700	748

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.750%, 11/14/2023	$160	$168
3.600%, 05/14/2025	1,605	1,710
3.450%, 03/15/2022	470	472
3.200%, 05/14/2026	145	153
3.200%, 11/21/2029	2,245	2,382
2.950%, 11/21/2026	610	642
2.900%, 11/06/2022	350	357
2.600%, 11/21/2024	2,760	2,861
2.300%, 11/21/2022	5,300	5,380
Amgen
6.375%, 06/01/2037	1,785	2,520
5.150%, 11/15/2041	316	406
4.663%, 06/15/2051	104	133
4.400%, 05/01/2045	900	1,082
3.625%, 05/22/2024	220	232
3.150%, 02/21/2040	880	895
3.000%, 01/15/2052	2,821	2,755
2.000%, 01/15/2032	3,445	3,307
1.650%, 08/15/2028	3,082	2,994
Anthem
4.625%, 05/15/2042	219	273
3.650%, 12/01/2027	330	359
3.500%, 08/15/2024	1,950	2,058
3.350%, 12/01/2024	1,190	1,259
3.300%, 01/15/2023	133	137
3.125%, 05/15/2022	740	749
2.950%, 12/01/2022	560	572
Astrazeneca Finance LLC
1.750%, 05/28/2028	2,703	2,682
AstraZeneca PLC
3.000%, 05/28/2051	782	828
2.125%, 08/06/2050	383	342
Baxalta
3.600%, 06/23/2022	870	880
Baxter International
3.950%, 04/01/2030	890	992
BayCare Health System
3.831%, 11/15/2050	2,765	3,413
Bayer US Finance II LLC
4.875%, 06/25/2048 (C)	2,228	2,814
4.700%, 07/15/2064 (C)	400	479
4.625%, 06/25/2038 (C)	2,097	2,499
4.400%, 07/15/2044 (C)	2,750	3,138
Becton Dickinson
4.685%, 12/15/2044	469	585
3.734%, 12/15/2024	446	476
3.363%, 06/06/2024	531	557
1.957%, 02/11/2031	3,000	2,885
Biogen
3.625%, 09/15/2022	815	834
3.250%, 02/15/2051 (C)	280	279

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bristol-Myers Squibb
5.000%, 08/15/2045	$99	$133
3.875%, 08/15/2025	566	613
3.550%, 08/15/2022	550	562
3.400%, 07/26/2029	815	893
3.200%, 06/15/2026	1,170	1,258
2.900%, 07/26/2024	1,352	1,414
2.600%, 05/16/2022	830	839
2.550%, 11/13/2050	1,609	1,532
Centene
3.000%, 10/15/2030	6,457	6,447
2.500%, 03/01/2031	252	241
2.450%, 07/15/2028	4,170	4,092
Cigna
4.800%, 08/15/2038	1,281	1,570
4.375%, 10/15/2028	1,120	1,269
4.125%, 11/15/2025	450	491
3.875%, 10/15/2047	770	861
3.750%, 07/15/2023	715	746
3.400%, 03/15/2050	250	263
3.400%, 03/15/2051	1,050	1,113
3.250%, 04/15/2025	1,000	1,052
CommonSpirit Health
4.350%, 11/01/2042	1,385	1,614
4.187%, 10/01/2049	2,025	2,401
CVS Health
5.125%, 07/20/2045	170	222
5.050%, 03/25/2048	9,248	12,220
4.780%, 03/25/2038	1,205	1,468
4.300%, 03/25/2028	2,406	2,709
4.250%, 04/01/2050	630	767
4.125%, 04/01/2040	240	274
3.875%, 07/20/2025	929	1,001
3.750%, 04/01/2030	1,835	2,012
3.700%, 03/09/2023	297	307
3.625%, 04/01/2027	1,470	1,589
3.375%, 08/12/2024	95	100
3.000%, 08/15/2026	825	870
2.750%, 12/01/2022	230	233
2.700%, 08/21/2040	1,209	1,157
2.125%, 09/15/2031	660	643
Danaher
2.600%, 10/01/2050	911	888
DH Europe Finance II Sarl
2.200%, 11/15/2024	2,101	2,157
2.050%, 11/15/2022	1,220	1,237
Gilead Sciences
4.750%, 03/01/2046	40	51
4.600%, 09/01/2035	2,000	2,408
4.000%, 09/01/2036	683	782
3.700%, 04/01/2024	1,540	1,621
3.650%, 03/01/2026	890	959

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.800%, 10/01/2050	$877	$852
2.600%, 10/01/2040	1,326	1,267
GlaxoSmithKline Capital PLC
2.850%, 05/08/2022	50	51
HCA
5.875%, 02/01/2029	694	815
5.375%, 02/01/2025	5,523	6,024
5.250%, 04/15/2025	750	834
5.250%, 06/15/2026	1,015	1,142
5.250%, 06/15/2049	2,905	3,765
5.000%, 03/15/2024	4,830	5,212
4.125%, 06/15/2029	2,500	2,748
3.500%, 09/01/2030	1,087	1,132
2.375%, 07/15/2031	1,015	991
Health Care Service, A Mutual Legal Reserve
2.200%, 06/01/2030 (C)	2,235	2,211
Humana
4.950%, 10/01/2044	200	260
4.800%, 03/15/2047	50	64
4.500%, 04/01/2025	120	131
3.950%, 03/15/2027	860	939
3.850%, 10/01/2024	2,530	2,698
3.150%, 12/01/2022	190	194
1.350%, 02/03/2027	1,404	1,361
Johnson & Johnson
3.700%, 03/01/2046	970	1,157
2.450%, 09/01/2060	2,085	2,006
0.950%, 09/01/2027	990	965
0.550%, 09/01/2025	490	477
Mass General Brigham
3.192%, 07/01/2049	245	269
Medtronic
4.625%, 03/15/2045	123	164
Merck
1.450%, 06/24/2030	480	459
0.750%, 02/24/2026	840	818
Pfizer
4.000%, 12/15/2036	1,050	1,245
2.800%, 03/11/2022	733	738
2.700%, 05/28/2050	1,400	1,417
2.625%, 04/01/2030	720	755
2.550%, 05/28/2040	2,664	2,653
1.700%, 05/28/2030	680	666
0.800%, 05/28/2025	1,050	1,037
Regeneron Pharmaceuticals
1.750%, 09/15/2030	2,543	2,384
Royalty Pharma PLC
2.200%, 09/02/2030	2,370	2,286
1.750%, 09/02/2027	1,350	1,320
1.200%, 09/02/2025	980	961
0.750%, 09/02/2023	1,650	1,641

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
RWJ Barnabas Health
3.949%, 07/01/2046	$2,445	$2,939
STERIS Irish FinCo UnLtd
3.750%, 03/15/2051	3,390	3,748
Takeda Pharmaceutical
3.175%, 07/09/2050	1,910	1,953
3.025%, 07/09/2040	869	883
Thermo Fisher Scientific
4.497%, 03/25/2030	470	558
2.800%, 10/15/2041	614	620
2.000%, 10/15/2031	1,293	1,266
1.750%, 10/15/2028	1,449	1,425
1.215%, 10/18/2024	3,067	3,067
UnitedHealth Group
6.625%, 11/15/2037	200	300
5.800%, 03/15/2036	560	770
4.625%, 07/15/2035	940	1,165
4.450%, 12/15/2048	140	180
4.250%, 06/15/2048	180	225
3.875%, 12/15/2028	250	280
3.875%, 08/15/2059	570	689
3.750%, 07/15/2025	330	357
3.700%, 08/15/2049	140	163
3.500%, 06/15/2023	230	240
3.250%, 05/15/2051	1,287	1,399
3.125%, 05/15/2060	90	94
3.050%, 05/15/2041	2,849	2,970
2.900%, 05/15/2050	2,016	2,062
2.875%, 12/15/2021	450	450
2.875%, 03/15/2023	150	154
2.750%, 05/15/2040	1,864	1,877
2.375%, 10/15/2022	100	102
2.300%, 05/15/2031	2,452	2,483
2.000%, 05/15/2030	220	218
1.250%, 01/15/2026	260	259
Universal Health Services
1.650%, 09/01/2026 (C)	1,260	1,236
Utah Acquisition Sub
3.950%, 06/15/2026	3,180	3,419
Viatris
4.000%, 06/22/2050	1,455	1,568
2.700%, 06/22/2030	305	305
Wyeth LLC
6.450%, 02/01/2024	365	409
5.950%, 04/01/2037	320	454
Zimmer Biomet Holdings
3.550%, 04/01/2025	225	239

		240,885

Industrials — 2.3%
3M
3.700%, 04/15/2050 (B)	300	353

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.375%, 08/26/2029	$2,320	$2,389
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.125%, 07/03/2023	262	273
3.500%, 05/26/2022	2,750	2,782
3.500%, 01/15/2025	1,673	1,748
3.300%, 01/30/2032	2,220	2,237
3.000%, 10/29/2028	9,540	9,607
2.450%, 10/29/2026	1,606	1,610
1.750%, 10/29/2024	4,989	4,982
1.650%, 10/29/2024	9,621	9,604
1.150%, 10/29/2023	6,140	6,121
Air Lease
3.500%, 01/15/2022	1,000	1,004
3.375%, 07/01/2025	490	514
3.250%, 03/01/2025	525	547
Air Lease MTN
2.300%, 02/01/2025	605	614
American Airlines Pass-Through Trust, Ser 2015-1, Cl A
3.375%, 05/01/2027	95	96
Boeing
7.250%, 06/15/2025	107	126
5.930%, 05/01/2060	550	760
5.805%, 05/01/2050	2,646	3,569
5.705%, 05/01/2040	1,374	1,755
5.150%, 05/01/2030	2,007	2,328
5.040%, 05/01/2027	355	400
4.875%, 05/01/2025	2,290	2,510
4.508%, 05/01/2023	2,225	2,323
3.750%, 02/01/2050	2,058	2,134
3.625%, 02/01/2031	1,651	1,754
3.250%, 02/01/2028	1,643	1,706
3.250%, 02/01/2035	3,169	3,162
3.200%, 03/01/2029	720	744
3.100%, 05/01/2026	230	239
2.800%, 03/01/2027	280	286
2.700%, 02/01/2027	1,165	1,188
2.196%, 02/04/2026	4,833	4,823
1.433%, 02/04/2024	5,034	5,034
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	301
4.550%, 09/01/2044	1,220	1,550
3.650%, 09/01/2025	140	151
3.050%, 09/01/2022	300	304
2.875%, 06/15/2052	759	768
Canadian Pacific Railway
6.125%, 09/15/2115	34	51
3.100%, 12/02/2051	987	1,015
3.000%, 12/02/2041	607	618
2.450%, 12/02/2031	3,759	3,805
1.750%, 12/02/2026	1,898	1,899

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.350%, 12/02/2024	$5,695	$5,690
Carrier Global
3.577%, 04/05/2050	70	74
Caterpillar
4.300%, 05/15/2044	50	64
Cintas No. 2
3.700%, 04/01/2027	590	644
2.900%, 04/01/2022	610	613
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	1,190	1,208
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl B
6.903%, 04/19/2022	3	3
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	47	49
CoStar Group
2.800%, 07/15/2030 (C)	1,485	1,506
Crowley Conro LLC
4.181%, 08/15/2043	810	947
Deere
3.750%, 04/15/2050	920	1,115
3.100%, 04/15/2030	160	173
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,821	2,782
Delta Air Lines/Skymiles LP
4.750%, 10/20/2028 (C)	5,784	6,338
4.500%, 10/20/2025 (C)	4,440	4,655
Eaton
7.625%, 04/01/2024	325	369
4.150%, 11/02/2042	530	632
4.000%, 11/02/2032	99	114
2.750%, 11/02/2022	1,740	1,774
Equifax
3.950%, 06/15/2023	3,015	3,148
2.600%, 12/15/2025	445	461
GE Capital Funding LLC
4.400%, 05/15/2030 (B)	1,615	1,919
3.450%, 05/15/2025	805	859
GE Capital International Funding Unlimited
4.418%, 11/15/2035	15,433	18,653
General Dynamics
4.250%, 04/01/2040	1,915	2,337
4.250%, 04/01/2050	230	298
General Electric
3.625%, 05/01/2030	310	349
3.450%, 05/01/2027	150	163
General Electric MTN
6.875%, 01/10/2039	202	316
6.750%, 03/15/2032	190	263

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.450%, 05/15/2024	$140	$148
0.636%, VAR ICE LIBOR USD 3 Month + 0.480%, 08/15/2036	3,035	2,651
Honeywell International
1.950%, 06/01/2030	2,035	2,032
1.350%, 06/01/2025	510	512
Howmet Aerospace
3.000%, 01/15/2029	2,265	2,174
IHS Markit
5.000%, 11/01/2022 (C)	3,000	3,085
4.750%, 02/15/2025 (C)	1,000	1,091
4.750%, 08/01/2028	1,000	1,157
3.625%, 05/01/2024	1,550	1,623
ILFC E-Capital Trust II
3.710%, VAR ICE LIBOR USD 3 Month + 1.800%, 12/21/2065 (C)	1,200	1,044
JetBlue Pass-Through Trust, Ser 2019-1, Cl AA
2.750%, 05/15/2032	155	159
John Deere Capital MTN
2.150%, 09/08/2022	145	147
1.200%, 04/06/2023	1,807	1,821
0.550%, 07/05/2022	2,347	2,351
L3Harris Technologies
5.054%, 04/27/2045	330	437
4.854%, 04/27/2035	210	257
Lockheed Martin
3.550%, 01/15/2026	1,440	1,558
3.100%, 01/15/2023	110	113
Northrop Grumman
5.250%, 05/01/2050	3,940	5,587
4.030%, 10/15/2047	795	951
3.850%, 04/15/2045	350	403
3.250%, 08/01/2023	2,238	2,326
3.250%, 01/15/2028	1,861	1,986
2.930%, 01/15/2025	2,020	2,110
Otis Worldwide
3.112%, 02/15/2040	1,185	1,220
2.056%, 04/05/2025	340	346
Parker-Hannifin
2.700%, 06/14/2024	830	862
Penske Truck Leasing LP / PTL Finance
3.950%, 03/10/2025 (C)	225	241
Quanta Services
0.950%, 10/01/2024	1,857	1,838
Raytheon Technologies
4.500%, 06/01/2042	560	692
4.125%, 11/16/2028	480	539
3.950%, 08/16/2025	800	867
3.150%, 12/15/2024	320	336
3.125%, 07/01/2050	1,290	1,337
2.250%, 07/01/2030	680	679

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Republic Services
4.750%, 05/15/2023	$119	$125
2.500%, 08/15/2024	2,035	2,101
1.450%, 02/15/2031	4,370	4,073
Roper Technologies
1.000%, 09/15/2025	940	918
Siemens Financieringsmaatschappij
1.200%, 03/11/2026 (C)	2,830	2,782
Southwest Airlines
5.125%, 06/15/2027	1,850	2,107
Triton Container International
2.050%, 04/15/2026 (C)	1,490	1,478
Union Pacific
3.839%, 03/20/2060	970	1,159
3.750%, 07/15/2025	530	573
3.750%, 02/05/2070	700	814
3.250%, 02/05/2050	2,535	2,736
2.891%, 04/06/2036	835	872
2.400%, 02/05/2030	1,502	1,538
2.150%, 02/05/2027	1,483	1,517
United Parcel Service
5.300%, 04/01/2050	345	515
5.200%, 04/01/2040	525	712
2.350%, 05/16/2022	235	237
US Airways Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	23	24
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	2,618	2,626

		218,887

Information Technology — 2.0%
Adobe
2.300%, 02/01/2030	1,300	1,326
Analog Devices
2.100%, 10/01/2031	1,529	1,532
1.700%, 10/01/2028	1,150	1,149
Apple
4.650%, 02/23/2046	2,460	3,258
4.375%, 05/13/2045	1,275	1,634
3.850%, 05/04/2043	375	445
3.450%, 05/06/2024	350	370
2.850%, 08/05/2061	1,528	1,539
2.700%, 08/05/2051	1,381	1,381
2.650%, 05/11/2050	1,889	1,868
2.650%, 02/08/2051	1,917	1,899
2.550%, 08/20/2060	1,795	1,705
2.450%, 08/04/2026	2,560	2,667
2.400%, 05/03/2023	95	97
2.375%, 02/08/2041	624	611
2.150%, 02/09/2022	90	90

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.700%, 08/05/2031	$2,296	$2,236
1.400%, 08/05/2028	5,643	5,513
1.125%, 05/11/2025	1,720	1,716
Applied Materials
1.750%, 06/01/2030	1,070	1,053
Avnet
4.875%, 12/01/2022	1,570	1,632
Broadcom
4.150%, 11/15/2030	3,346	3,656
3.469%, 04/15/2034 (C)	1,975	2,035
3.419%, 04/15/2033 (C)	4,843	4,991
3.150%, 11/15/2025	1,001	1,050
3.137%, 11/15/2035 (C)	2,980	2,929
2.450%, 02/15/2031 (C)	1,338	1,288
Broadcom/Broadcom Cayman Finance Ltd
3.875%, 01/15/2027	576	620
Corning
5.450%, 11/15/2079	1,555	2,124
Dell International LLC/EMC
8.350%, 07/15/2046	821	1,371
6.100%, 07/15/2027	778	937
4.900%, 10/01/2026	388	438
Global Payments
2.900%, 11/15/2031	1,519	1,537
2.150%, 01/15/2027	2,279	2,279
1.500%, 11/15/2024	4,624	4,616
HP
2.200%, 06/17/2025	2,464	2,520
Intel
4.750%, 03/25/2050	2,480	3,352
3.734%, 12/08/2047	119	137
3.250%, 11/15/2049	660	703
3.200%, 08/12/2061	622	645
3.100%, 07/29/2022	75	76
3.050%, 08/12/2051	2,960	3,066
2.800%, 08/12/2041	1,232	1,240
2.000%, 08/12/2031 (B)	3,008	2,972
1.600%, 08/12/2028	2,578	2,541
International Business Machines
3.000%, 05/15/2024	2,340	2,448
KLA
3.300%, 03/01/2050	1,041	1,128
Kyndryl Holdings
2.050%, 10/15/2026 (C)	2,500	2,439
Lam Research
3.800%, 03/15/2025	150	162
Marvell Technology
1.650%, 04/15/2026	2,010	1,997
Mastercard
3.850%, 03/26/2050	2,850	3,410
3.375%, 04/01/2024	240	254

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Microsoft
4.100%, 02/06/2037	$245	$302
3.500%, 02/12/2035	460	528
3.450%, 08/08/2036	1,622	1,864
3.300%, 02/06/2027	1,570	1,702
3.041%, 03/17/2062	281	303
2.921%, 03/17/2052	646	688
2.875%, 02/06/2024	970	1,010
2.700%, 02/12/2025	360	377
2.675%, 06/01/2060	309	308
2.525%, 06/01/2050	240	238
2.400%, 08/08/2026	2,510	2,618
2.375%, 02/12/2022	50	50
2.375%, 05/01/2023	50	51
NVIDIA
3.700%, 04/01/2060	680	812
3.500%, 04/01/2040	990	1,119
3.500%, 04/01/2050	2,010	2,322
2.850%, 04/01/2030	2,800	2,973
NXP BV/ NXP Funding LLC/ NXP USA
3.875%, 06/18/2026 (C)	3,274	3,548
3.250%, 05/11/2041 (C)	837	858
3.150%, 05/01/2027 (C)	763	800
2.700%, 05/01/2025 (C)	430	445
Oracle
4.375%, 05/15/2055	810	930
4.300%, 07/08/2034	285	322
3.950%, 03/25/2051	5,689	6,130
3.900%, 05/15/2035	3,620	3,939
3.800%, 11/15/2037	4,295	4,576
3.650%, 03/25/2041	794	826
3.600%, 04/01/2040	3,019	3,128
3.600%, 04/01/2050	621	628
2.950%, 11/15/2024	675	705
2.950%, 05/15/2025	695	727
2.950%, 04/01/2030	1,285	1,327
2.875%, 03/25/2031	3,051	3,123
2.800%, 04/01/2027	2,964	3,071
2.300%, 03/25/2028	833	838
1.650%, 03/25/2026	1,950	1,940
PayPal Holdings
2.300%, 06/01/2030	5,500	5,575
1.650%, 06/01/2025	640	646
1.350%, 06/01/2023	620	626
QUALCOMM
1.650%, 05/20/2032	119	113
salesforce.com
3.250%, 04/11/2023	740	764
Texas Instruments
4.150%, 05/15/2048	1,250	1,601
1.750%, 05/04/2030	440	433
1.125%, 09/15/2026 (B)	767	759

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TSMC Arizona
3.250%, 10/25/2051	$955	$1,027
2.500%, 10/25/2031	3,950	4,026
1.750%, 10/25/2026	3,310	3,323
TSMC Global
1.375%, 09/28/2030 (C)	4,320	4,036
Visa
4.300%, 12/14/2045	810	1,025
3.150%, 12/14/2025	660	706
VMware
4.700%, 05/15/2030	1,537	1,784
3.900%, 08/21/2027	304	331
1.800%, 08/15/2028	1,670	1,627
1.400%, 08/15/2026	3,039	2,970
1.000%, 08/15/2024	2,660	2,641
0.600%, 08/15/2023	3,798	3,776
Vontier
2.950%, 04/01/2031 (C)	925	913
1.800%, 04/01/2026 (C)	1,170	1,147

		187,657

Materials — 0.8%
Amcor Finance USA
3.625%, 04/28/2026	2,000	2,149
Anglo American Capital PLC
4.000%, 09/11/2027 (C)	280	302
3.625%, 09/11/2024 (C)	1,810	1,909
Barrick Gold
5.250%, 04/01/2042	740	971
Barrick North America Finance LLC
5.700%, 05/30/2041	470	641
Berry Global
4.875%, 07/15/2026 (C)	3,270	3,393
1.570%, 01/15/2026	1,010	989
BHP Billiton Finance USA
5.000%, 09/30/2043	40	53
2.875%, 02/24/2022	79	79
Dow Chemical
4.800%, 05/15/2049	925	1,199
3.600%, 11/15/2050	1,528	1,676
DuPont de Nemours
4.493%, 11/15/2025	3,605	3,988
Equate Petrochemical MTN
4.250%, 11/03/2026 (C)	1,640	1,777
2.625%, 04/28/2028 (C)	2,250	2,237
Glencore Funding LLC
4.125%, 05/30/2023 (C)	50	52
4.000%, 03/27/2027 (C)	1,570	1,690
Industrias Penoles
4.150%, 09/12/2029 (C)	2,290	2,452
International Flavors and Fragrances
5.000%, 09/26/2048	2,365	3,120

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.300%, 11/01/2030 (C)	$4,800	$4,694
1.230%, 10/01/2025 (C)	4,110	4,038
LYB International Finance III LLC
3.625%, 04/01/2051	2,267	2,419
3.375%, 10/01/2040	2,292	2,384
Nacional del Cobre de Chile
4.250%, 07/17/2042 (C)	1,790	1,951
3.625%, 08/01/2027 (C)	2,770	2,932
Newcrest Finance Pty
3.250%, 05/13/2030 (C)	1,140	1,208
OCP
4.500%, 10/22/2025 (C)	1,860	1,955
Orbia Advance
2.875%, 05/11/2031 (C)	1,340	1,306
1.875%, 05/11/2026 (C)	1,410	1,378
Sealed Air
1.573%, 10/15/2026 (C)	1,600	1,560
Southern Copper
5.250%, 11/08/2042	4,540	5,644
Suzano Austria GmbH
6.000%, 01/15/2029	2,540	2,872
Teck Resources
6.250%, 07/15/2041	880	1,161
6.125%, 10/01/2035	782	1,016
5.200%, 03/01/2042	904	1,080
Vale Overseas
6.875%, 11/21/2036	1,595	2,066
6.250%, 08/10/2026	2,290	2,607
Westlake Chemical
3.600%, 08/15/2026	837	904
3.125%, 08/15/2051	2,736	2,668
WestRock RKT LLC
4.000%, 03/01/2023	330	340

		74,860

Real Estate — 1.0%
Agree
2.600%, 06/15/2033	379	374
2.000%, 06/15/2028	1,670	1,650
American Campus Communities Operating Partnership
3.750%, 04/15/2023	2,255	2,325
2.250%, 01/15/2029	1,149	1,139
American Tower
1.875%, 10/15/2030	3,215	3,031
AvalonBay Communities MTN
4.350%, 04/15/2048	235	305
2.450%, 01/15/2031	2,490	2,555
Boston Properties
3.800%, 02/01/2024	2,000	2,098
3.400%, 06/21/2029	1,510	1,608
2.900%, 03/15/2030	125	128

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Brixmor Operating Partnership
2.500%, 08/16/2031	$927	$903
2.250%, 04/01/2028	534	535
Camden Property Trust
2.800%, 05/15/2030	925	972
CC Holdings GS V LLC / Crown Castle GS III
3.849%, 04/15/2023	580	602
Crown Castle International
4.000%, 03/01/2027	381	416
2.900%, 04/01/2041	1,072	1,033
2.500%, 07/15/2031	1,678	1,657
2.100%, 04/01/2031	4,244	4,052
1.050%, 07/15/2026	2,296	2,216
CyrusOne/CyrusOne Finance
3.450%, 11/15/2029	950	1,013
2.900%, 11/15/2024	2,682	2,782
2.150%, 11/01/2030	280	275
Equinix
2.950%, 09/15/2051	1,895	1,817
Essential Properties
2.950%, 07/15/2031	2,595	2,589
Essex Portfolio
2.550%, 06/15/2031	790	797
1.700%, 03/01/2028	3,662	3,575
Extra Space Storage
2.350%, 03/15/2032	688	668
Federal Realty Investment Trust
3.950%, 01/15/2024	1,060	1,117
GLP Capital LP / GLP Financing II
5.750%, 06/01/2028	1,250	1,444
5.375%, 11/01/2023	839	892
5.375%, 04/15/2026	1,555	1,725
5.300%, 01/15/2029	2,547	2,907
5.250%, 06/01/2025	2,330	2,564
4.000%, 01/15/2030	990	1,043
Healthcare Realty Trust
3.875%, 05/01/2025	1,455	1,554
Healthcare Trust of America Holdings
3.500%, 08/01/2026	1,010	1,084
Healthpeak Properties
2.125%, 12/01/2028	761	760
Hudson Pacific Properties
4.650%, 04/01/2029	3,200	3,647
Kilroy Realty
2.650%, 11/15/2033	5,189	5,065
Life Storage
3.875%, 12/15/2027	935	1,036
Mid-America Apartments
4.300%, 10/15/2023	786	827
4.000%, 11/15/2025	939	1,024
3.950%, 03/15/2029	768	862

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Piedmont Operating Partnership
4.450%, 03/15/2024	$125	$132
Realty Income
3.400%, 01/15/2028	821	883
2.850%, 12/15/2032	1,121	1,169
2.200%, 06/15/2028	829	837
Regency Centers
2.950%, 09/15/2029	1,666	1,731
Rexford Industrial Realty
2.150%, 09/01/2031	849	812
Sabra Health Care
3.900%, 10/15/2029	1,335	1,408
Simon Property Group LP
2.450%, 09/13/2029	1,915	1,943
SL Green Operating Partnership
3.250%, 10/15/2022	3,000	3,043
SL Green Realty
4.500%, 12/01/2022 (B)	500	512
Spirit Realty
3.400%, 01/15/2030	923	966
2.700%, 02/15/2032	458	457
2.100%, 03/15/2028	1,526	1,496
STORE Capital
4.625%, 03/15/2029	978	1,105
4.500%, 03/15/2028	2,895	3,214
2.750%, 11/18/2030	1,357	1,364
2.700%, 12/01/2031	533	525
Sun Communities Operating LP
2.300%, 11/01/2028	767	765
Ventas Realty
3.000%, 01/15/2030	1,500	1,551
Welltower
4.500%, 01/15/2024	183	194

		92,773

Utilities — 2.0%
Abu Dhabi National Energy PJSC MTN
3.400%, 04/29/2051 (C)	1,850	1,924
2.000%, 04/29/2028 (C)	2,830	2,791
AES
1.375%, 01/15/2026	1,651	1,603
Alabama Power
3.700%, 12/01/2047	2,745	3,087
American Transmission Systems
2.650%, 01/15/2032 (C)	531	536
Appalachian Power
4.500%, 03/01/2049	60	75
4.450%, 06/01/2045	1,600	1,928
Baltimore Gas and Electric
2.250%, 06/15/2031	1,142	1,139
Berkshire Hathaway Energy
2.850%, 05/15/2051	3,035	2,951

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Black Hills
3.875%, 10/15/2049	$688	$769
Boston Gas
4.487%, 02/15/2042 (C)	140	161
Comision Federal de Electricidad
4.875%, 01/15/2024 (C)	300	318
4.750%, 02/23/2027 (C)	1,410	1,553
3.875%, 07/26/2033 (C)	1,059	1,011
Consolidated Edison of New York
4.650%, 12/01/2048	2,000	2,497
4.450%, 03/15/2044	2,375	2,832
3.950%, 04/01/2050	210	245
3.350%, 04/01/2030	260	280
Consumers Energy
2.650%, 08/15/2052	841	833
2.500%, 05/01/2060	649	590
Dominion Energy
3.300%, 04/15/2041	237	249
3.071%, 08/15/2024	1,800	1,874
1.450%, 04/15/2026	970	959
DTE Electric
2.950%, 03/01/2050	1,333	1,383
DTE Energy
2.950%, 03/01/2030	1,025	1,063
2.529%, 10/01/2024	1,775	1,834
1.050%, 06/01/2025	4,032	3,963
Duke Energy
3.500%, 06/15/2051	458	480
3.150%, 08/15/2027	850	893
2.550%, 06/15/2031	7,082	7,048
2.400%, 08/15/2022	1,380	1,396
0.900%, 09/15/2025	1,955	1,903
Duke Energy Carolinas LLC
4.250%, 12/15/2041	1,000	1,191
4.000%, 09/30/2042	1,512	1,764
2.550%, 04/15/2031	775	791
Duke Energy Florida LLC
3.850%, 11/15/2042	720	820
3.200%, 01/15/2027	1,600	1,710
2.400%, 12/15/2031	1,138	1,145
Duke Energy Indiana LLC
2.750%, 04/01/2050	1,205	1,166
Duke Energy Progress LLC
4.150%, 12/01/2044	250	300
2.800%, 05/15/2022	215	216
2.500%, 08/15/2050	1,150	1,076
Entergy Arkansas LLC
2.650%, 06/15/2051	2,810	2,685
Entergy Texas
3.450%, 12/01/2027	1,625	1,727
Evergy
5.292%, 06/15/2022	1,216	1,232

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Evergy Metro
5.300%, 10/01/2041	$250	$331
Eversource Energy
2.900%, 10/01/2024	3,730	3,878
1.400%, 08/15/2026	1,158	1,139
Exelon
5.625%, 06/15/2035	1,720	2,207
3.950%, 06/15/2025	1,395	1,498
FirstEnergy
7.375%, 11/15/2031	4,905	6,560
4.750%, 03/15/2023	2,040	2,097
4.400%, 07/15/2027	1,310	1,401
1.600%, 01/15/2026	300	294
Florida Power and Light
3.250%, 06/01/2024	455	475
2.875%, 12/04/2051	380	394
Interstate Power and Light
3.500%, 09/30/2049	471	519
3.100%, 11/30/2051	95	97
ITC Holdings
4.050%, 07/01/2023	2,075	2,158
2.700%, 11/15/2022	1,549	1,576
Jersey Central Power & Light
2.750%, 03/01/2032 (C)	1,797	1,832
KeySpan Gas East
2.742%, 08/15/2026 (C)	1,175	1,205
Metropolitan Edison
4.300%, 01/15/2029 (C)	1,713	1,907
4.000%, 04/15/2025 (C)	1,000	1,060
3.500%, 03/15/2023 (C)	5,050	5,172
MidAmerican Energy
4.800%, 09/15/2043	1,500	1,937
3.650%, 04/15/2029	1,330	1,463
2.700%, 08/01/2052	990	991
Mississippi Power
4.250%, 03/15/2042	524	618
3.950%, 03/30/2028	1,889	2,072
3.100%, 07/30/2051	1,369	1,385
NextEra Energy Capital Holdings
0.650%, 03/01/2023	1,095	1,094
0.430%, VAR ICE LIBOR USD 3 Month + 0.270%, 02/22/2023	5,000	4,992
NiSource
5.800%, 02/01/2042	471	634
Northern States Power
3.200%, 04/01/2052	771	845
NSTAR Electric
3.100%, 06/01/2051	704	761
Oncor Electric Delivery LLC
2.750%, 05/15/2030	1,950	2,039
2.700%, 11/15/2051 (C)	734	726

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pacific Gas and Electric
4.950%, 07/01/2050	$1,542	$1,731
4.750%, 02/15/2044	381	397
4.500%, 07/01/2040	391	409
4.200%, 06/01/2041	661	673
3.950%, 12/01/2047	1,732	1,713
3.500%, 08/01/2050	220	209
3.300%, 08/01/2040	90	86
2.500%, 02/01/2031	2,795	2,671
2.100%, 08/01/2027	4,529	4,360
1.750%, 06/16/2022	1,100	1,099
1.700%, 11/15/2023	2,910	2,907
PacifiCorp
2.900%, 06/15/2052	3,576	3,559
PECO Energy
4.150%, 10/01/2044	1,985	2,402
2.850%, 09/15/2051	1,377	1,380
Pennsylvania Electric
3.250%, 03/15/2028 (C)	649	673
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (C)	2,090	2,581
5.450%, 05/21/2028 (C)	1,030	1,178
4.125%, 05/15/2027 (C)	1,990	2,124
Piedmont Natural Gas
2.500%, 03/15/2031	3,150	3,139
Progress Energy
6.000%, 12/01/2039	200	277
Public Service Electric and Gas MTN
3.700%, 05/01/2028	3,090	3,429
2.700%, 05/01/2050	768	782
2.050%, 08/01/2050	317	284
1.900%, 08/15/2031	1,529	1,508
Public Service Enterprise Group
2.450%, 11/15/2031	1,383	1,369
1.600%, 08/15/2030	879	821
Public Service of Colorado
1.875%, 06/15/2031	1,756	1,703
Public Service of Oklahoma
3.150%, 08/15/2051	771	786
2.200%, 08/15/2031	1,158	1,128
Sempra Energy
2.900%, 02/01/2023	1,240	1,268
Southern California Edison
4.125%, 03/01/2048	857	975
Southern California Gas
2.550%, 02/01/2030	1,840	1,896
Southern Gas Capital
3.250%, 06/15/2026	1,550	1,639
1.750%, 01/15/2031	1,205	1,127
Southwestern Electric Power
3.250%, 11/01/2051	597	601

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.750%, 10/01/2026	$1,000	$1,044
1.650%, 03/15/2026	3,990	3,971
Southwestern Public Service
3.750%, 06/15/2049	2,000	2,352
Trans-Allegheny Interstate Line
3.850%, 06/01/2025 (C)	540	574
Virginia Electric and Power
4.650%, 08/15/2043	1,205	1,533
3.450%, 02/15/2024	150	156
2.450%, 12/15/2050	443	416
Vistra Operations LLC
4.300%, 07/15/2029 (C)	2,725	2,919
WEC Energy Group
1.375%, 10/15/2027	1,111	1,075
0.800%, 03/15/2024	3,416	3,389
Wisconsin Electric Power
1.700%, 06/15/2028	670	660

		192,321

Total Corporate Obligations
(Cost $2,627,577) ($ Thousands)		2,729,865

MORTGAGE-BACKED SECURITIES — 29.3%
Agency Mortgage-Backed Obligations — 24.3%
FHLMC
10.000%, 03/17/2026	–	–
7.500%, 08/01/2030 to 12/01/2036	230	261
7.000%, 05/01/2024 to 03/01/2039	75	85
6.500%, 10/01/2031 to 09/01/2039	562	638
6.000%, 01/01/2028 to 08/01/2038	320	360
5.500%, 02/01/2035 to 12/01/2038	1,415	1,636
5.000%, 08/01/2033 to 03/01/2049	8,346	9,317
4.500%, 11/01/2025 to 06/01/2050	9,213	10,094
4.000%, 01/01/2035 to 10/01/2051	37,423	40,839
3.500%, 03/01/2033 to 12/01/2051	93,831	100,240
3.000%, 03/01/2031 to 12/01/2051	102,683	107,709
2.500%, 10/01/2031 to 09/01/2051	22,852	23,756
2.000%, 03/01/2036 to 11/01/2051	48,129	48,694
FHLMC ARM
3.090%, VAR ICE LIBOR USD 12 Month + 1.622%, 02/01/2050	1,219	1,264
3.016%, VAR ICE LIBOR USD 12 Month + 1.628%, 11/01/2048	4,088	4,233
2.875%, VAR ICE LIBOR USD 12 Month + 1.620%, 11/01/2047	1,482	1,530
2.817%, VAR ICE LIBOR USD 12 Month + 1.640%, 05/01/2049	1,064	1,095
2.617%, VAR ICE LIBOR USD 12 Month + 2.330%, 05/01/2036	32	34

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.251%, VAR ICE LIBOR USD 12 Month + 1.925%, 12/01/2036	$49	$51
2.078%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.285%, 03/01/2047	650	667
1.845%, VAR ICE LIBOR USD 12 Month + 1.595%, 10/01/2036	11	11
FHLMC Multiclass Certificates, Ser 2020-RR02, Cl BX, IO
1.666%, 08/27/2028(F)	2,000	196
FHLMC Multiclass Certificates, Ser P009, Cl A2
1.878%, 01/25/2031	975	995
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1519, Cl X1, IO
0.706%, 12/25/2035(F)	16,223	1,052
FHLMC Multifamily Structured Pass-Through Certificates, Ser K032, Cl X1, IO
0.186%, 05/25/2023(F)	57,548	79
FHLMC Multifamily Structured Pass-Through Certificates, Ser K047, Cl A2
3.329%, 05/25/2025(F)	605	646
FHLMC Multifamily Structured Pass-Through Certificates, Ser K091, Cl X1, IO
0.704%, 03/25/2029(F)	3,931	150
FHLMC Multifamily Structured Pass-Through Certificates, Ser K093, Cl X1, IO
1.092%, 05/25/2029(F)	3,982	249
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl X1, IO
1.015%, 06/25/2029(F)	2,992	177
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl XAM, IO
1.283%, 06/25/2029(F)	4,850	395
FHLMC Multifamily Structured Pass-Through Certificates, Ser K095, Cl XAM, IO
1.372%, 06/25/2029(F)	700	61
FHLMC Multifamily Structured Pass-Through Certificates, Ser K101, Cl X1, IO
0.948%, 10/25/2029(F)	1,295	76
FHLMC Multifamily Structured Pass-Through Certificates, Ser K157, Cl A3
3.990%, 08/25/2033(F)	4,400	5,230
FHLMC Multifamily Structured Pass-Through Certificates, Ser K726, Cl X1, IO
1.031%, 04/25/2024(F)	10,562	188
FHLMC Multifamily Structured Pass-Through Certificates, Ser K736, Cl X1, IO
1.436%, 07/25/2026(F)	1,038	52
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.750%, 10/25/2026(F)	8,447	226

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K741, Cl X1, IO
0.657%, 12/25/2027(F)	$2,999	$95
FHLMC Multifamily Structured Pass-Through Certificates, Ser K742, Cl X1, IO
0.869%, 03/25/2028(F)	6,199	240
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC05, Cl X1, IO
1.340%, 06/25/2027(F)	1,572	71
FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/2031	1,115	1,199
FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/2027	2,210	2,336
FHLMC REMIC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	8	9
FHLMC REMIC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	81	90
FHLMC REMIC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	23	26
FHLMC REMIC CMO, Ser 2003-2671, Cl S
14.595%, 09/15/2033(F)	34	43
FHLMC REMIC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	64	69
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	148	165
FHLMC REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	666	768
FHLMC REMIC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(A)	3	3
FHLMC REMIC CMO, Ser 2008-3451, Cl SB, IO
5.941%, 05/15/2038(F)	88	13
FHLMC REMIC CMO, Ser 2009-3546, Cl A
1.645%, 02/15/2039(F)	45	47
FHLMC REMIC CMO, Ser 2010-3621, Cl SB, IO
6.141%, 01/15/2040(F)	68	13
FHLMC REMIC CMO, Ser 2011-3866, Cl SA, IO
5.861%, 05/15/2041(F)	391	62
FHLMC REMIC CMO, Ser 2012-4010, Cl KM
3.000%, 01/15/2042	339	356
FHLMC REMIC CMO, Ser 2012-4030, Cl HS, IO
6.521%, 04/15/2042(F)	37	7
FHLMC REMIC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	1,549	1,595
FHLMC REMIC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032(F)	300	30

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	$3,591	$3,690
FHLMC REMIC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043(F)	187	21
FHLMC REMIC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	722	734
FHLMC REMIC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	552	570
FHLMC REMIC CMO, Ser 2013-4227, Cl VA
3.500%, 10/15/2037	900	912
FHLMC REMIC CMO, Ser 2014-4368, Cl CA
3.750%, 11/15/2036	197	200
FHLMC REMIC CMO, Ser 2015-4426, Cl QC
1.750%, 07/15/2037	1,295	1,313
FHLMC REMIC CMO, Ser 2015-4479, Cl HA
3.750%, 05/15/2039	717	729
FHLMC REMIC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	188	190
FHLMC REMIC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	1,997	2,049
FHLMC REMIC CMO, Ser 2018-4763, Cl CA
3.000%, 09/15/2038	382	402
FHLMC REMIC CMO, Ser 2018-4767, Cl KA
3.000%, 03/15/2048	867	912
FHLMC REMIC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	398	412
FHLMC REMIC CMO, Ser 2018-4846, Cl PF
0.439%, VAR ICE LIBOR USD 1 Month + 0.350%, 12/15/2048	205	204
FHLMC REMIC CMO, Ser 2019-4879, Cl BC
3.000%, 04/15/2049	220	226
FHLMC REMIC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	1,598	1,682
FHLMC REMIC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050(F)	2,494	386
FHLMC REMIC CMO, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050(F)	465	58
FHLMC REMIC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050(F)	1,259	180
FHLMC REMIC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050(F)	9,311	1,235
FHLMC REMIC CMO, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050(F)	560	79
FHLMC REMIC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050(F)	930	118
FHLMC REMIC CMO, Ser 2020-5018, IO
3.500%, 10/25/2050(F)	5,283	857

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2020-5018, Cl IH, IO
3.500%, 10/25/2050(F)	$3,073	$498
FHLMC REMIC CMO, Ser 2020-5038, Cl IJ, IO
4.000%, 11/25/2050(F)	7,716	1,187
FHLMC REMIC CMO, Ser 2020-5040, Cl IB, IO
2.500%, 11/25/2050(F)	351	40
FHLMC REMIC CMO, Ser 2020-5059, Cl IB, IO
2.500%, 01/25/2051(F)	1,521	229
FHLMC REMIC CMO, Ser 2021-5069, Cl MI, IO
2.500%, 02/25/2051(F)	638	84
FHLMC REMIC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051(F)	7,785	1,169
FHLMC REMIC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	3,634	3,588
FHLMC REMIC CMO, Ser 2021-5119, Cl AB
1.500%, 08/25/2049	1,840	1,827
FHLMC REMIC CMO, Ser 2021-5140, Cl NI, IO
2.500%, 05/25/2049(F)	1,780	240
FHLMC REMIC, Ser 1520, Cl X1, IO
0.578%, 02/25/2036(F)	4,996	266
FHLMC STRIPS CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	2,188	2,269
FHLMC STRIPS CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	1,062	1,117
FHLMC STRIPS CMO, Ser 2016-353, Cl S1, IO
5.911%, 12/15/2046(F)	619	115
FHLMC STRIPS CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	3,114	3,293
FNMA
8.000%, 05/01/2023 to 06/01/2031	19	20
7.500%, 02/01/2031 to 11/01/2038	110	125
7.000%, 09/01/2026 to 02/01/2039	689	791
6.500%, 12/01/2022 to 10/01/2037	301	335
6.000%, 02/01/2032 to 07/01/2041	2,149	2,498
5.500%, 12/01/2033 to 06/01/2049	8,689	9,922
5.000%, 07/01/2033 to 11/01/2049	31,973	35,947
4.500%, 08/01/2023 to 01/01/2059	57,253	62,975
4.200%, 01/01/2029	1,665	1,865
4.000%, 09/01/2033 to 08/01/2059	87,118	94,435
3.820%, 07/01/2027	246	266
3.790%, 12/01/2025	3,185	3,355
3.734%, 02/01/2048(F)	495	573
3.500%, 07/01/2031 to 12/01/2051	105,086	111,789
3.380%, 05/01/2028	114	117
3.310%, 03/01/2028	1,905	2,038
3.160%, 05/01/2029	319	349
3.080%, 01/01/2028	160	173

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.040%, 06/01/2029	$1,000	$1,095
3.020%, 06/01/2024 to 05/01/2026	3,400	3,462
3.000%, 05/01/2029 to 07/01/2060	169,092	177,728
2.810%, 04/01/2025	250	262
2.790%, 08/01/2029	600	647
2.718%, 04/01/2023(F)	105	107
2.500%, 03/01/2035 to 10/01/2051	69,967	73,033
2.455%, 04/01/2040	3,020	3,192
2.260%, 04/01/2030	1,065	1,113
2.000%, 09/01/2030 to 11/01/2051	44,040	44,476
1.850%, 09/01/2035	1,210	1,216
1.500%, 12/01/2035 to 03/01/2036	458	461
FNMA ACES, Ser 2014-M3, Cl X2, IO
0.104%, 01/25/2024(F)	19,634	58
FNMA ACES, Ser 2015-M8, Cl X2, IO
0.178%, 01/25/2025(F)	67,628	177
FNMA ACES, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	224	229
FNMA ACES, Ser 2017-M7, Cl A2
2.961%, 02/25/2027(F)	690	734
FNMA ACES, Ser 2017-M8, Cl A2
3.061%, 05/25/2027(F)	200	215
FNMA ACES, Ser 2018-M15, Cl 1A2
3.700%, 01/25/2036	600	687
FNMA ACES, Ser 2019-M28, Cl AV
2.232%, 02/25/2027	483	499
FNMA ACES, Ser 2019-M4, Cl A2
3.610%, 02/25/2031	330	376
FNMA ACES, Ser 2019-M5, Cl A2
3.273%, 02/25/2029	560	617
FNMA ACES, Ser 2020-M6, Cl A
2.500%, 10/25/2037	185	192
FNMA ARM
2.695%, VAR ICE LIBOR USD 12 Month + 1.585%, 01/01/2046	2,173	2,256
2.292%, VAR ICE LIBOR USD 12 Month + 1.578%, 06/01/2045	736	764
1.782%, VAR ICE LIBOR USD 12 Month + 1.532%, 12/01/2035	16	16
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032(F)	123	17
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/25/2033(F)	163	29
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C1, IO
3.000%, 11/25/2026(F)	656	30
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039(F)	455	65

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027(F)	$536	$26
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C17, IO
4.000%, 11/25/2041(F)	437	63
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041(F)	369	35
FNMA Interest STRIPS CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	1,497	1,557
FNMA Interest STRIPS CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	2,161	2,324
FNMA Interest STRIPS CMO, Ser 2018-424, Cl C11, IO
3.500%, 02/25/2048(F)	3,868	624
FNMA REMIC CMO, Ser 1992-143, Cl M
8.000%, 09/25/2022	5	5
FNMA REMIC CMO, Ser 1992-69, Cl Z
8.000%, 05/25/2022	2	2
FNMA REMIC CMO, Ser 1993-149, Cl SH
11.500%, 08/25/2023(F)	9	10
FNMA REMIC CMO, Ser 1993-99, Cl Z
7.000%, 07/25/2023	40	42
FNMA REMIC CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	36	38
FNMA REMIC CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	36	38
FNMA REMIC CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	61	67
FNMA REMIC CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	73	77
FNMA REMIC CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	12	14
FNMA REMIC CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034(F)	6	7
FNMA REMIC CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	239	271
FNMA REMIC CMO, Ser 2005-74, Cl CS
19.767%, 05/25/2035(F)	39	46
FNMA REMIC CMO, Ser 2006-104, Cl MI, IO
6.658%, 11/25/2036(F)	313	38
FNMA REMIC CMO, Ser 2006-125, Cl SM, IO
7.108%, 01/25/2037(F)	262	52
FNMA REMIC CMO, Ser 2006-33, Cl LS
29.736%, 05/25/2036(F)	43	65
FNMA REMIC CMO, Ser 2006-46, Cl SW
23.862%, 06/25/2036(F)	35	54
FNMA REMIC CMO, Ser 2006-51, Cl SP, IO
6.558%, 03/25/2036(F)	40	5

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2007-64, Cl FA
0.562%, VAR ICE LIBOR USD 1 Month + 0.470%, 07/25/2037	$7	$7
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
6.608%, 07/25/2037(F)	102	20
FNMA REMIC CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	10	11
FNMA REMIC CMO, Ser 2009-103, Cl MB
1.986%, 12/25/2039(F)	61	64
FNMA REMIC CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(A)	583	540
FNMA REMIC CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	1,489	1,573
FNMA REMIC CMO, Ser 2010-27, Cl AS, IO
6.388%, 04/25/2040(F)	443	86
FNMA REMIC CMO, Ser 2011-2, Cl WA
5.841%, 02/25/2051(F)	61	69
FNMA REMIC CMO, Ser 2011-75, Cl FA
0.642%, VAR ICE LIBOR USD 1 Month + 0.550%, 08/25/2041	48	48
FNMA REMIC CMO, Ser 2011-96, Cl SA, IO
6.458%, 10/25/2041(F)	930	170
FNMA REMIC CMO, Ser 2012-133, Cl CS, IO
6.058%, 12/25/2042(F)	497	89
FNMA REMIC CMO, Ser 2012-134, Cl MS, IO
6.058%, 12/25/2042(F)	197	41
FNMA REMIC CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	870	865
FNMA REMIC CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	8	9
FNMA REMIC CMO, Ser 2012-35, Cl SC, IO
6.408%, 04/25/2042(F)	245	48
FNMA REMIC CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	317	367
FNMA REMIC CMO, Ser 2012-70, Cl YS, IO
6.558%, 02/25/2041(F)	15	–
FNMA REMIC CMO, Ser 2012-74, Cl SA, IO
6.558%, 03/25/2042(F)	410	64
FNMA REMIC CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042(A)	28	27
FNMA REMIC CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042(A)	57	53
FNMA REMIC CMO, Ser 2012-75, Cl NS, IO
6.508%, 07/25/2042(F)	99	17
FNMA REMIC CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043(A)	1,612	1,483
FNMA REMIC CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043(A)	713	656
FNMA REMIC CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	2,929	2,930
FNMA REMIC CMO, Ser 2013-124, Cl SB, IO
5.858%, 12/25/2043(F)	398	74

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032(F)	$189	$4
FNMA REMIC CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	959	973
FNMA REMIC CMO, Ser 2013-54, Cl BS, IO
6.058%, 06/25/2043(F)	244	50
FNMA REMIC CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	762	899
FNMA REMIC CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	822	930
FNMA REMIC CMO, Ser 2014-73, Cl MA
2.500%, 11/25/2044	599	613
FNMA REMIC CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	3,491	3,558
FNMA REMIC CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	262	269
FNMA REMIC CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	3,468	3,560
FNMA REMIC CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	5,094	5,090
FNMA REMIC CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	1,045	1,084
FNMA REMIC CMO, Ser 2017-76, Cl SB, IO
6.008%, 10/25/2057(F)	1,508	296
FNMA REMIC CMO, Ser 2017-85, Cl SC, IO
6.108%, 11/25/2047(F)	503	88
FNMA REMIC CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	2,019	2,123
FNMA REMIC CMO, Ser 2018-15, Cl AB
3.000%, 03/25/2048	460	483
FNMA REMIC CMO, Ser 2018-38, Cl PA
3.500%, 06/25/2047	1,239	1,279
FNMA REMIC CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	1,623	1,675
FNMA REMIC CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	1,056	1,085
FNMA REMIC CMO, Ser 2018-86, Cl JA
4.000%, 05/25/2047	235	243
FNMA REMIC CMO, Ser 2019-1, Cl AB
3.500%, 02/25/2049	949	999
FNMA REMIC CMO, Ser 2019-15, Cl AB
3.500%, 05/25/2053	3,317	3,565
FNMA REMIC CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	2,244	2,354
FNMA REMIC CMO, Ser 2019-35, Cl A
3.000%, 07/25/2049	843	870
FNMA REMIC CMO, Ser 2019-45, Cl PA
3.000%, 08/25/2049	682	706
FNMA REMIC CMO, Ser 2019-52, Cl PA
3.000%, 09/25/2049	224	230

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2019-79, Cl FA
0.592%, VAR ICE LIBOR USD 1 Month + 0.500%, 01/25/2050	$2,558	$2,579
FNMA REMIC CMO, Ser 2020-101, Cl IA, IO
3.500%, 01/25/2051(F)	9,898	1,409
FNMA REMIC CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047(F)	2,040	279
FNMA REMIC CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	720	671
FNMA REMIC CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	1,488	1,513
FNMA REMIC CMO, Ser 2020-48, Cl DA
2.000%, 07/25/2050	4,694	4,713
FNMA REMIC CMO, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050(F)	877	128
FNMA REMIC CMO, Ser 2020-57, Cl NI, IO
2.500%, 08/25/2050(F)	828	114
FNMA REMIC CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050(F)	2,889	471
FNMA REMIC CMO, Ser 2020-65, Cl JI, IO
4.000%, 09/25/2050(F)	6,098	980
FNMA REMIC CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050(F)	3,466	551
FNMA REMIC CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050(F)	5,053	819
FNMA REMIC CMO, Ser 2020-74, Cl EI, IO
2.500%, 10/25/2050(F)	436	63
FNMA REMIC CMO, Ser 2020-84, Cl ID, IO
3.500%, 12/25/2050(F)	2,922	442
FNMA REMIC CMO, Ser 2020-89, Cl DI, IO
2.500%, 12/25/2050(F)	2,724	348
FNMA REMIC CMO, Ser 2020-97, Cl AI, IO
2.000%, 01/25/2051(F)	2,581	341
FNMA REMIC CMO, Ser 2020-99, Cl IA, IO
3.500%, 09/25/2049(F)	1,788	298
FNMA REMIC CMO, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051(F)	1,797	249
FNMA REMIC CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	5,737	5,692
FNMA REMIC CMO, Ser 2021-3, Cl IB, IO
2.500%, 02/25/2051(F)	2,281	360
FNMA REMIC CMO, Ser 2021-3, Cl QI, IO
2.500%, 02/25/2051(F)	2,386	316
FNMA REMIC CMO, Ser 2021-61, Cl KI, IO
2.500%, 04/25/2049(F)	1,678	216
FNMA REMIC CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	3,332	3,342
GNMA
7.000%, 04/15/2026 to 10/15/2032	394	425
6.500%, 01/15/2024 to 07/15/2035	847	945
6.000%, 12/15/2023 to 10/20/2040	2,407	2,780
5.000%, 10/15/2039 to 04/20/2050	15,937	17,383

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.700%, 09/20/2061(F)	$185	$197
4.500%, 01/20/2040 to 12/20/2050	18,718	20,223
4.475%, 01/20/2069(F)	39	41
4.000%, 06/20/2047 to 11/20/2050	27,653	29,506
3.630%, 04/20/2063(F)	85	88
3.500%, 06/20/2044 to 07/20/2050	25,664	27,207
3.000%, 09/15/2042 to 10/20/2051	35,048	36,698
2.500%, 12/20/2050 to 09/20/2051	36,482	37,572
2.000%, 12/20/2050 to 03/20/2051	3,873	3,927
GNMA ARM
1.625%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 07/20/2034	5	5
1.520%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.440%, 01/20/2060	460	471
GNMA CMO, Ser 2003-60, Cl GS
12.268%, 05/16/2033(F)	5	5
GNMA CMO, Ser 2005-7, Cl JM
16.524%, 05/18/2034(F)	1	1
GNMA CMO, Ser 2006-16, Cl GS, IO
6.899%, 04/20/2036(F)	293	50
GNMA CMO, Ser 2007-78, Cl SA, IO
6.441%, 12/16/2037(F)	2,008	254
GNMA CMO, Ser 2009-106, Cl KS, IO
6.309%, 11/20/2039(F)	2,068	312
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	1,290	1,458
GNMA CMO, Ser 2009-66, Cl XS, IO
6.711%, 07/16/2039(F)	13	1
GNMA CMO, Ser 2009-8, Cl PS, IO
6.211%, 08/16/2038(F)	10	1
GNMA CMO, Ser 2010-4, Cl SL, IO
6.311%, 01/16/2040(F)	62	11
GNMA CMO, Ser 2010-4, Cl NS, IO
6.301%, 01/16/2040(F)	2,935	531
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	182	187
GNMA CMO, Ser 2010-85, Cl HS, IO
6.559%, 01/20/2040(F)	74	3
GNMA CMO, Ser 2010-H10, Cl FC
1.088%, VAR ICE LIBOR USD 1 Month + 1.000%, 05/20/2060	1,445	1,462
GNMA CMO, Ser 2010-H26, Cl LF
0.425%, VAR ICE LIBOR USD 1 Month + 0.350%, 08/20/2058	2,210	2,209
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041(F)	34	6
GNMA CMO, Ser 2011-H09, Cl AF
0.575%, VAR ICE LIBOR USD 1 Month + 0.500%, 03/20/2061	559	560
GNMA CMO, Ser 2012-124, Cl AS, IO
6.111%, 10/16/2042(F)	401	76

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2012-141, Cl WA
4.531%, 11/16/2041(F)	$353	$389
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038(F)	43	–
GNMA CMO, Ser 2012-98, Cl SA, IO
6.011%, 08/16/2042(F)	307	57
GNMA CMO, Ser 2012-H07, Cl KI, IO
1.282%, 03/20/2062(F)	486	17
GNMA CMO, Ser 2013-H01, Cl JA
0.395%, VAR ICE LIBOR USD 1 Month + 0.320%, 01/20/2063	503	503
GNMA CMO, Ser 2013-H01, Cl TA
0.575%, VAR ICE LIBOR USD 1 Month + 0.500%, 01/20/2063	8	8
GNMA CMO, Ser 2014-H04, Cl FB
0.725%, VAR ICE LIBOR USD 1 Month + 0.650%, 02/20/2064	1,393	1,400
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045(F)	237	36
GNMA CMO, Ser 2016-135, Cl SB, IO
6.011%, 10/16/2046(F)	393	101
GNMA CMO, Ser 2016-84, Cl IG, IO
4.500%, 11/16/2045(F)	118	20
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	1,074	1,099
GNMA CMO, Ser 2018-11, Cl PC
2.750%, 12/20/2047	1,456	1,485
GNMA CMO, Ser 2018-H06, Cl PF
0.375%, VAR ICE LIBOR USD 1 Month + 0.300%, 02/20/2068	596	595
GNMA CMO, Ser 2018-H07, Cl FD
0.375%, VAR ICE LIBOR USD 1 Month + 0.300%, 05/20/2068	1,097	1,095
GNMA CMO, Ser 2019-132, Cl NA
3.500%, 09/20/2049	1,239	1,302
GNMA CMO, Ser 2019-15, Cl GT
3.500%, 02/20/2049	1,300	1,377
GNMA CMO, Ser 2019-31, Cl JC
3.500%, 03/20/2049	779	827
GNMA CMO, Ser 2019-71, Cl PT
3.000%, 06/20/2049	122	126
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	427	445
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050(F)	1,196	151
GNMA CMO, Ser 2020-123, Cl IL, IO
2.500%, 08/20/2050(F)	375	48
GNMA CMO, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050(F)	552	73
GNMA CMO, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050(F)	464	63

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050(F)	$1,773	$233
GNMA CMO, Ser 2020-160, Cl VI, IO
2.500%, 10/20/2050(F)	557	73
GNMA CMO, Ser 2020-160, Cl IH, IO
2.500%, 10/20/2050(F)	379	49
GNMA CMO, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050(F)	3,879	393
GNMA CMO, Ser 2020-47, Cl MI, IO
3.500%, 04/20/2050(F)	1,044	137
GNMA CMO, Ser 2020-47, Cl NI, IO
3.500%, 04/20/2050(F)	351	52
GNMA CMO, Ser 2020-H09, Cl NF
1.341%, VAR ICE LIBOR USD 1 Month + 1.250%, 04/20/2070	301	310
GNMA CMO, Ser 2020-H09, Cl FL
1.241%, VAR ICE LIBOR USD 1 Month + 1.150%, 05/20/2070	1,186	1,241
GNMA CMO, Ser 2020-H12, Cl F
0.591%, VAR ICE LIBOR USD 1 Month + 0.500%, 07/20/2070	148	149
GNMA CMO, Ser 2020-H13, Cl FA
0.541%, VAR ICE LIBOR USD 1 Month + 0.450%, 07/20/2070	671	676
GNMA CMO, Ser 2021-23, Cl MG
1.500%, 02/20/2051	3,780	3,737
GNMA CMO, Ser 2021-29, Cl TI, IO
2.500%, 02/20/2051(F)	979	183
GNMA TBA
3.000%, 02/01/2045 to 12/15/2051	30,985	32,026
2.500%, 01/15/2051	30,600	31,377
2.000%, 01/15/2051	21,600	21,842
GNMA, Ser 2012-112, IO
0.133%, 02/16/2053(F)	3,184	15
GNMA, Ser 2012-142, IO
0.339%, 04/16/2054(F)	7,349	47
GNMA, Ser 2012-27, IO
0.739%, 04/16/2053(F)	6,605	70
GNMA, Ser 2013-107, Cl AD
2.767%, 11/16/2047(F)	466	478
GNMA, Ser 2013-163, IO
1.153%, 02/16/2046(F)	2,746	72
GNMA, Ser 2014-186, IO
0.488%, 08/16/2054(F)	3,431	63
GNMA, Ser 2014-47, Cl IA, IO
0.111%, 02/16/2048(F)	423	5
GNMA, Ser 2014-50, IO
0.600%, 09/16/2055(F)	2,239	70
GNMA, Ser 2016-128, IO
0.796%, 09/16/2056(F)	5,272	237
GNMA, Ser 2017-135, Cl AG
2.600%, 08/16/2058	635	651

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2017-145, IO
0.583%, 04/16/2057(F)	$2,484	$98
GNMA, Ser 2017-157, IO
0.668%, 12/16/2059(F)	1,340	72
GNMA, Ser 2017-190, IO
0.535%, 03/16/2060(F)	3,932	172
GNMA, Ser 2017-8, IO
0.521%, 08/16/2058(F)	1,820	69
GNMA, Ser 2019-28, Cl AB
3.150%, 06/16/2060	296	300
GNMA, Ser 2020-109, Cl AI, IO
0.869%, 05/16/2060(F)	2,412	176
GNMA, Ser 2020-184, IO
0.914%, 11/16/2060(F)	2,943	239
GNMA, Ser 2020-41, IO
0.662%, 07/16/2058(F)	1,072	42
GNMA, Ser 2021-37, IO
0.805%, 01/16/2061(F)	2,959	213
GNMA, Ser 2021-60, IO
0.836%, 05/16/2063(F)	2,471	188
GNMA, Ser 2021-68, IO
0.897%, 10/16/2062(F)	2,971	232
UMBS TBA
5.000%, 12/15/2051	4,830	5,291
4.500%, 12/15/2051	1,862	2,000
4.000%, 12/14/2039	1,969	2,098
3.500%, 12/01/2040	6,720	7,065
3.000%, 12/12/2042 to 01/15/2051	38,030	39,450
2.500%, 12/01/2027 to 02/15/2051	405,086	414,434
2.000%, 01/15/2036 to 12/15/2051	343,819	345,333
1.500%, 01/15/2036	28,750	28,850

		2,253,941
Non-Agency Mortgage-Backed Obligations — 5.0%
3650R 2021-PF1 Commercial Mortgage Trust, Ser 2021-PF1, Cl A5
2.522%, 11/15/2054	1,140	1,163
Alen Mortgage Trust, Ser 2021-ACEN, Cl A
1.240%, VAR ICE LIBOR USD 1 Month + 1.150%, 04/15/2034(C)	1,900	1,898
American Home Mortgage Investment Trust, Ser 2005-1, Cl 1A2
0.649%, VAR ICE LIBOR USD 1 Month + 0.560%, 06/25/2045	1,027	1,028
Angel Oak Mortgage Trust I LLC, Ser 2019-2, Cl A1
3.628%, 03/25/2049(C)(F)	172	173
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(C)(F)	843	854

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(C)(F)	$383	$384
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(C)(F)	1,581	1,570
Angel Oak Mortgage Trust, Ser 2021-7, Cl A3
2.337%, 10/25/2066(C)(F)	1,030	1,031
Arbor Multifamily Mortgage Securities Trust, Ser 2021-MF2, Cl B
2.560%, 06/15/2054(C)(F)	1,205	1,200
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.227%, 08/10/2038(C)(F)	2,640	2,955
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
3.700%, 11/25/2021(F)	6	6
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
5.817%, 04/25/2037(F)	58	58
Banc of America Funding Trust, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	6	6
Banc of America Funding Trust, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	52	55
Banc of America Funding Trust, Ser 2005-B, Cl 2A1
2.719%, 04/20/2035(F)	796	760
Banc of America Funding Trust, Ser 2006-G, Cl 2A4
0.671%, VAR ICE LIBOR USD 1 Month + 0.580%, 07/20/2036	6	6
BANK, Ser 2017-BNK5, Cl A4
3.131%, 06/15/2060	1,130	1,195
BANK, Ser 2017-BNK7, Cl A5
3.435%, 09/15/2060	1,170	1,264
BANK, Ser 2019-BN19, Cl A3
3.183%, 08/15/2061	385	413
BANK, Ser 2019-BN23, Cl A3
2.920%, 12/15/2052	165	174
Barclays Commercial Mortgage Trust, Ser 2019-C3, Cl A3
3.319%, 05/15/2052	263	282
Bayview MSR Opportunity Master Fund Trust, Ser 2021-2, Cl A2
2.500%, 06/25/2051(C)(F)	2,284	2,312
BBCMS Mortgage Trust, Ser 2020-C6, Cl A2
2.690%, 02/15/2053	1,205	1,238
BBCMS Mortgage Trust, Ser C12, Cl A5
2.689%, 11/15/2054	1,529	1,590
BBCMS Mortgage Trust, Ser C2, Cl ASB
4.236%, 12/15/2051	524	578

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(C)	$1,224	$1,280
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
2.866%, 05/25/2034(F)	14	13
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR8, Cl X1, IO
0.716%, 06/11/2041(C)(F)	3	–
BPR Trust, Ser 2021-TY, Cl A
1.140%, VAR ICE LIBOR USD 1 Month + 1.050%, 09/15/2038(C)	1,000	1,000
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(C)	1,407	1,415
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl A1
2.724%, 11/25/2059(C)	813	821
BWAY Mortgage Trust, Ser 2015-1740, Cl A
2.917%, 01/10/2035(C)	3,025	3,028
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
1.010%, VAR ICE LIBOR USD 1 Month + 0.920%, 10/15/2036(C)	9,097	9,097
BX Commercial Mortgage Trust, Ser 2020-FOX, Cl A
1.090%, VAR ICE LIBOR USD 1 Month + 1.000%, 11/15/2032(C)	3,641	3,637
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl A
0.760%, VAR ICE LIBOR USD 1 Month + 0.670%, 06/15/2038(C)	1,310	1,303
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
0.790%, VAR ICE LIBOR USD 1 Month + 0.700%, 09/15/2036(C)	7,071	7,036
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl A
0.779%, VAR ICE LIBOR USD 1 Month + 0.689%, 10/15/2038(C)	7,585	7,548
BX Trust, Ser 2019-MMP, Cl A
1.090%, VAR ICE LIBOR USD 1 Month + 1.000%, 08/15/2036(C)	517	515
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041(C)	1,945	2,049
BX Trust, Ser 2021-ARIA, Cl A
0.989%, VAR ICE LIBOR USD 1 Month + 0.899%, 10/15/2036(C)	5,110	5,097
BX Trust, Ser 2021-MFM1, Cl A
0.790%, VAR ICE LIBOR USD 1 Month + 0.700%, 01/15/2034(C)	2,150	2,141
CALI Mortgage Trust, Ser 2019-101C, Cl A
3.957%, 03/10/2039(C)	1,905	2,120

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
1.159%, VAR ICE LIBOR USD 1 Month + 1.070%, 12/15/2037(C)	$1,715	$1,712
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046(C)(F)	265	–
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	1,240	1,342
CD Commercial Mortgage Trust, Ser 2019-CD8, Cl A4
2.912%, 08/15/2057	954	1,006
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/2039(C)	1,865	1,946
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	718	755
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 2A1
2.413%, 02/25/2037(F)	19	19
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 9A1
2.768%, 02/25/2037(F)	16	16
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 1A1
2.295%, 06/25/2035(F)	29	28
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2003-4X, Cl A2
0.872%, VAR ICE LIBOR USD 1 Month + 0.780%, 10/25/2034	960	964
CIM Trust, Ser 2018-INV1, Cl A4
4.000%, 08/25/2048(C)(F)	251	256
CIM Trust, Ser 2021-R6, Cl A1
1.425%, 07/25/2061(C)(F)	3,266	3,225
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl A5
3.855%, 05/10/2047	465	491
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	880	933
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	4,120	4,342
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.240%, 09/25/2033(F)	21	22
Citigroup Mortgage Loan Trust, Ser 2004-HYB1, Cl A41
1.994%, 02/25/2034(F)	2	2
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
1.953%, 08/25/2034(F)	9	9

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
2.514%, 09/25/2033(C)(F)	$43	$44
Citigroup Mortgage Loan Trust, Ser 2021-INV1, Cl A3A
2.500%, 05/25/2051(C)(F)	3,989	4,025
Citigroup Mortgage Loan Trust, Ser 2021-INV2, Cl A3A
2.500%, 05/25/2051(C)(F)	4,693	4,736
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(C)(F)	1,969	1,952
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(C)(F)	2,047	2,037
COMM Mortgage Trust, Ser 2013-CR6, Cl A4
3.101%, 03/10/2046	2,879	2,913
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl CPZ
4.992%, 08/15/2045(C)(F)	150	150
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 10/15/2045	7,088	7,136
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR10, Cl A4
4.210%, 08/10/2046(F)	37	39
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR11, Cl A4
4.258%, 08/10/2050	4,304	4,528
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl B
4.762%, 10/10/2046(F)	190	197
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	220	228
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl C
5.241%, 10/10/2046(F)	90	89
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR8, Cl A5
3.612%, 06/10/2046(F)	630	651
Commercial Mortgage Pass-Through Certificates, Ser 2013-LC13, Cl B
5.009%, 08/10/2046(C)(F)	1,150	1,208
Commercial Mortgage Pass-Through Certificates, Ser 2013-LC6, Cl AM
3.282%, 01/10/2046	2,960	3,019
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR14, Cl B
4.751%, 02/10/2047(F)	350	368
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS2, Cl XA, IO
1.284%, 03/10/2047(F)	10,364	210

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	$510	$539
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS4, Cl A4
3.420%, 08/10/2047	1,530	1,580
Commercial Mortgage Pass-Through Certificates, Ser 2015CR26, Cl C
4.628%, 10/10/2048(F)	1,755	1,856
Commercial Mortgage Pass-Through Certificates, Ser 2015-CR27, Cl A3
3.349%, 10/10/2048	7,117	7,413
Commercial Mortgage Pass-Through Certificates, Ser 2015-DC1, Cl A2
2.870%, 02/10/2048	12	12
Commercial Mortgage Pass-Through Certificates, Ser 2015-LC19, Cl XA, IO
1.254%, 02/10/2048(F)	15,689	457
Commercial Mortgage Pass-Through Certificates, Ser 2015-LC21, Cl A4
3.708%, 07/10/2048	614	657
Commercial Mortgage Pass-Through Certificates, Ser 2015-LC23, Cl A3
3.521%, 10/10/2048	804	849
Commercial Mortgage Pass-Through Certificates, Ser 2017-PANW, Cl A
3.244%, 10/10/2029(C)	1,780	1,821
Commercial Mortgage Pass-Through Certificates, Ser 2020-CBM, Cl A2
2.896%, 02/10/2037(C)	2,230	2,264
Commercial Mortgage Pass-Through Certificates, Ser 2020-CX, Cl A
2.173%, 11/10/2046(C)	3,290	3,263
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M2
1.600%, VAR SOFR30A + 1.550%, 10/25/2041(C)	1,030	1,035
Core Mortgage Trust, Ser 2019-CORE, Cl A
0.970%, VAR ICE LIBOR USD 1 Month + 0.880%, 12/15/2031(C)	475	474
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	388	387
Countrywide Alternative Loan Trust, Ser 2004-J6, PO
0.000%, 11/25/2031(A)	11	10
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	67	69
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
2.445%, 08/25/2034(F)	81	80

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	$101	$83
Credit Suisse Commercial Mortgage Securities, Ser 2019-SKLZ, Cl A
1.340%, VAR ICE LIBOR USD 1 Month + 1.250%, 01/15/2034(C)	622	625
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
1.070%, VAR ICE LIBOR USD 1 Month + 0.980%, 05/15/2036(C)	7,100	7,100
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl A4
3.504%, 06/15/2057	922	976
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	918	953
CSAIL Commercial Mortgage Trust, Ser 2021-C20, Cl A3
2.805%, 03/15/2054	573	599
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	34	35
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(C)	3,530	3,729
CSMC Trust, Ser 2014-USA, Cl B
4.185%, 09/15/2037(C)	3,900	3,887
CSMC Trust, Ser 2015-5R, Cl 1A1
1.008%, 09/27/2046(C)(F)	720	721
CSMC Trust, Ser 2016-NXSR, Cl A4
3.795%, 12/15/2049(F)	1,425	1,543
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(C)(F)	3,696	3,755
CSMC Trust, Ser 2018-RPL9, Cl A
3.850%, 09/25/2057(C)(F)	4,068	4,239
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049(C)	1,290	1,304
CSMC Trust, Ser 2019-NQM1, Cl A3
3.064%, 10/25/2059(C)	3,622	3,679
CSMC Trust, Ser 2020-FACT, Cl A
1.440%, VAR ICE LIBOR USD 1 Month + 1.350%, 10/15/2037(C)	4,280	4,281
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(C)(F)	2,210	2,203
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(C)(F)	2,893	2,855
CSMC Trust, Ser 2021-NQM7, Cl A1
1.756%, 10/25/2066(C)(F)	1,740	1,732
CSMC Trust, Ser 2021-RPL2, Cl A1
2.000%, 01/25/2060(C)(F)	958	962
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(C)(F)	6,325	6,374

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2021-RPL6, Cl A1
2.000%, 10/25/2060(C)(F)	$1,808	$1,812
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl C
5.099%, 01/10/2034(C)(F)	560	580
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/2034(C)	2,450	2,558
DBJPM Mortgage Trust, Ser 2016-C1, Cl B
4.195%, 05/10/2049(F)	1,780	1,877
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(C)	1,995	2,098
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.889%, VAR ICE LIBOR USD 1 Month + 0.800%, 11/19/2044	316	304
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(C)(F)	837	829
EQUS Mortgage Trust, Ser EQAZ, Cl B
1.190%, VAR ICE LIBOR USD 1 Month + 1.100%, 10/15/2038(C)	1,560	1,551
EQUS Mortgage Trust, Ser EQAZ, Cl A
0.845%, VAR ICE LIBOR USD 1 Month + 0.755%, 10/15/2038(C)	1,931	1,920
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048(C)(F)	738	749
FHLMC STACR REMIC Trust, Ser 2020-DNA6, Cl M1
0.950%, VAR SOFR30A + 0.900%, 12/25/2050(C)	469	469
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
1.550%, VAR SOFR30A + 1.500%, 10/25/2041(C)	2,300	2,303
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2021-DNA2, Cl M2
2.350%, VAR SOFR30A + 2.300%, 08/25/2033(C)	980	998
First Horizon Alternative Mortgage Securities Trust, Ser 2004-AA3, Cl A1
2.276%, 09/25/2034(F)	34	34
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048(C)(F)	443	444
Flagstar Mortgage Trust, Ser 2021-13IN, Cl A2
3.000%, 12/30/2051(C)(F)	4,800	4,893
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M2
6.092%, VAR ICE LIBOR USD 1 Month + 6.000%, 09/25/2028	1,931	2,008

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1ED1
1.342%, VAR ICE LIBOR USD 1 Month + 1.250%, 07/25/2029	$2,076	$2,073
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/2045(C)(F)	22,547	11
FWDSecuritization Trust, Ser 2019-INV1, Cl A1
2.810%, 06/25/2049(C)(F)	873	886
GCAT LLC, Ser 2019-NQM1, Cl A1
2.985%, 02/25/2059(C)	270	270
Granite Point Mortgage Trust, Ser 2021-FL3, Cl A
1.339%, VAR ICE LIBOR USD 1 Month + 1.250%, 07/16/2035(C)	1,752	1,752
GS Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.592%, 08/10/2043(C)	381	381
GS Mortgage Securities Trust, Ser 2013-GC14, Cl A5
4.243%, 08/10/2046	993	1,039
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046(F)	390	407
GS Mortgage Securities Trust, Ser 2015-GC32, Cl XA, IO
0.886%, 07/10/2048(F)	33,110	761
GS Mortgage Securities Trust, Ser 2017-SLP, Cl C
3.924%, 10/10/2032(C)	4,610	4,668
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl B
2.840%, VAR ICE LIBOR USD 1 Month + 2.750%, 09/15/2031(C)	3,621	2,933
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl A
1.640%, VAR ICE LIBOR USD 1 Month + 1.550%, 09/15/2031(C)	3,630	3,296
GS Mortgage Securities Trust, Ser 2021-ROSS, Cl A
1.240%, VAR ICE LIBOR USD 1 Month + 1.150%, 05/15/2026(C)	1,000	1,001
GS Mortgage Securities Trust, Ser GC18, Cl A4
4.074%, 01/10/2047	2,005	2,105
GS Mortgage Securities Trust, Ser GC47, Cl A5
2.377%, 05/12/2053	1,722	1,754
GS Mortgage Securities Trust, Ser GSA2, Cl A4
1.721%, 12/12/2053	1,863	1,801

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(C)	$4,224	$4,359
GS Mortgage-Backed Securities Trust, Ser 2021-RPL1, Cl A2
2.000%, 12/25/2060(C)(F)	1,111	1,094
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027(C)(F)	1	1
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
4.191%, 09/25/2035(C)(F)	171	18
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	30	30
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	7	9
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1C
0.991%, VAR ICE LIBOR USD 1 Month + 0.900%, 06/20/2035	1,203	1,193
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039(C)	1,900	2,035
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
3.041%, 12/10/2041(C)(F)	1,995	2,102
Impac CMB Trust, Ser 2005-4, Cl 2A1
0.692%, VAR ICE LIBOR USD 1 Month + 0.300%, 05/25/2035	84	83
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Ser 2010-1, Cl A1
5.314%, 01/25/2051(C)	1,880	1,962
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
0.952%, VAR ICE LIBOR USD 1 Month + 0.860%, 09/25/2034	11	11
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
0.892%, VAR ICE LIBOR USD 1 Month + 0.800%, 11/25/2034	17	17
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C12, Cl ASB
3.157%, 07/15/2045	79	79
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C12, Cl A5
3.664%, 07/15/2045	1,429	1,475
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl AS
4.420%, 11/15/2045	1,840	1,939

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.049%, 01/15/2047(F)	$230	$243
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl AS
3.997%, 08/15/2047	2,730	2,872
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.705%, 09/15/2047(F)	750	731
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	579	605
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	3,443	3,505
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl B
4.009%, 03/15/2050(F)	1,740	1,816
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-C16, Cl A4
4.166%, 12/15/2046	2,143	2,250
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.380%, 06/12/2043(F)	1,587	–
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A4
2.822%, 08/15/2049	1,400	1,461
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Cl A3
3.393%, 12/15/2049	485	519
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.881%, 01/05/2031(C)(F)	2,415	2,465
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(C)	2,000	2,162
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
1.846%, 06/25/2034(F)	216	215
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
2.589%, 02/25/2035(F)	53	53
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
2.254%, 04/25/2035(F)	16	17
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.267%, 11/25/2033(F)	71	72
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.225%, 08/25/2034(F)	81	85

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2017-5, Cl A2
3.088%, 10/26/2048(C)(F)	$3,267	$3,362
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048(C)(F)	562	571
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048(C)(F)	442	446
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(C)(F)	530	536
JPMorgan Mortgage Trust, Ser 2019-8, Cl A3A
3.000%, 03/25/2050(C)(F)	586	594
JPMorgan Mortgage Trust, Ser 2019-LTV3, Cl B2
4.453%, 03/25/2050(C)(F)	955	964
JPMorgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(C)(F)	536	544
JPMorgan Mortgage Trust, Ser 2021-14, Cl A3
2.500%, 05/25/2052(C)(F)	12,500	12,514
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl A
2.130%, 09/10/2039(C)	2,300	2,311
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
2.726%, 11/21/2034(F)	979	1,008
MASTR Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	246	255
MASTR Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	185	149
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034(C)	1,233	980
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
0.442%, VAR ICE LIBOR USD 1 Month + 0.350%, 05/25/2035(C)	217	114
MASTR Resecuritization Trust, Ser 2005-PO, Cl 3, PO
0.000%, 05/28/2035(A)(C)	7	6
MASTR Seasoned Securitization Trust, Ser 2004-1, Cl 4A1
2.410%, 10/25/2032(F)	2	2
MASTR Seasoned Securitization Trust, Ser 2005-1, Cl 4A1
2.375%, 10/25/2032(F)	23	23

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Med Trust, Ser 2021-MDLN, Cl A
1.050%, VAR ICE LIBOR USD 1 Month + 0.950%, 11/15/2038(C)	$3,109	$3,112
Mello Mortgage Capital Acceptance, Ser 2021-INV1, Cl A3
2.500%, 06/25/2051(C)(F)	59	60
Mello Warehouse Securitization Trust, Ser 2020-1, Cl A
0.992%, VAR ICE LIBOR USD 1 Month + 0.900%, 10/25/2053(C)	2,045	2,043
Mello Warehouse Securitization Trust, Ser 2020-2, Cl A
0.892%, VAR ICE LIBOR USD 1 Month + 0.800%, 11/25/2053(C)	2,174	2,168
Mello Warehouse Securitization Trust, Ser 2021-1, Cl A
0.789%, VAR ICE LIBOR USD 1 Month + 0.700%, 02/25/2055(C)	663	660
Mello Warehouse Securitization Trust, Ser 2021-2, Cl A
0.842%, VAR ICE LIBOR USD 1 Month + 0.750%, 04/25/2055(C)	1,839	1,832
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
2.405%, 07/25/2033(F)	28	28
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
2.038%, 12/25/2034(F)	68	69
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.375%, 02/25/2034(F)	37	38
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 2A1
2.244%, 02/25/2034(F)	25	25
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
2.569%, 08/25/2034(F)	38	38
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A2
0.873%, VAR ICE LIBOR USD 6 Month + 0.720%, 09/25/2029	57	55
Merrill Lynch Mortgage Investors Trust, Ser 2006-1, Cl 1A
2.091%, 02/25/2036(F)	32	32
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(C)(F)	1,154	1,147
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(C)(F)	1,425	1,405
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(C)(F)	2,202	2,192
MKT Mortgage Trust, Ser 2020-525M, Cl A
2.694%, 02/12/2040(C)	3,000	3,092

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
1.372%, 12/12/2049(C)(F)	$6	$–
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A4
3.176%, 08/15/2045	473	475
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
3.249%, 02/15/2048	262	275
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl AJ
6.215%, 06/11/2042(F)	2,465	2,488
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.099%, 11/15/2049(F)	13,845	551
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
1.489%, VAR ICE LIBOR USD 1 Month + 1.400%, 05/15/2036(C)	3,030	2,992
Morgan Stanley Capital I Trust, Ser 2020-HR8, Cl A3
1.790%, 07/15/2053	1,356	1,319
Morgan Stanley Capital I Trust, Ser 2020-L4, Cl ASB
2.624%, 02/15/2053	3,930	4,104
Morgan Stanley Capital I Trust, Ser 2021-L6, Cl A4
2.444%, 06/15/2054	489	498
Morgan Stanley Capital I Trust, Ser 2021-L7, Cl A5
2.574%, 10/15/2054	1,897	1,945
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.643%, 04/25/2034(F)	85	90
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, Cl A85
0.426%, VAR ICE LIBOR USD 1 Month + 0.340%, 04/16/2036(C)	3,218	3,023
MSBAM Commercial Mortgage Securities Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030(C)	150	149
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035(C)(F)	3,115	3,242
MSG III Securitization Trust, Ser 2021-1, Cl A
0.836%, VAR ICE LIBOR USD 1 Month + 0.750%, 06/25/2054(C)	5,180	5,181
Natixis Commercial Mortgage Securities Trust, Ser 2020-2PAC, Cl A
2.966%, 12/15/2038(C)	2,085	2,146
New Residential Mortgage Loan Trust, Ser 2015-2A, Cl A1
3.750%, 08/25/2055(C)(F)	1,431	1,493

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2017-4A, Cl A1
4.000%, 05/25/2057(C)(F)	$2,579	$2,715
New Residential Mortgage Loan Trust, Ser 2019-4A, Cl A1B
3.500%, 12/25/2058(C)(F)	2,136	2,220
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(C)(F)	1,594	1,718
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl A1B
3.500%, 09/25/2059(C)(F)	2,653	2,763
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(C)(F)	472	475
New Residential Mortgage Loan Trust, Ser 2019-RPL3, Cl A1
2.750%, 07/25/2059(C)(F)	776	791
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(C)(F)	1,226	1,223
New York Mortgage Trust, Ser 2006-1, Cl 2A2
2.678%, 05/25/2036(F)	61	57
NewRez Warehouse Securitization Trust, Ser 2021-1, Cl A
0.842%, VAR ICE LIBOR USD 1 Month + 0.750%, 05/25/2055(C)	4,623	4,610
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059(C)(F)	135	136
OBX Trust, Ser 2020-EXP1, Cl 2A1A
0.842%, VAR ICE LIBOR USD 1 Month + 0.750%, 02/25/2060(C)	480	480
OBX Trust, Ser 2020-EXP3, Cl 2A1A
0.992%, VAR ICE LIBOR USD 1 Month + 0.900%, 01/25/2060(C)	566	567
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(C)(F)	1,087	1,082
OBX Trust, Ser 2021-NQM3, Cl A1
1.054%, 07/25/2061(C)(F)	1,435	1,421
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(C)	2,490	2,548
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(C)(F)	1,180	1,179
OPG Trust, Ser PORT, Cl A
0.574%, VAR ICE LIBOR USD 1 Month + 0.484%, 10/15/2036(C)	4,140	4,107
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(A)	7	6
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	28	29

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
PRKCM Trust, Ser 2021-AFC1, Cl A1
1.510%, 08/25/2056(C)(F)	$1,494	$1,479
RALI Trust, Ser 2005-QO2, Cl A1
1.443%, VAR 12 Month Treas Avg + 1.360%, 09/25/2045	236	231
RALI Trust, Ser 2005-QO5, Cl A1
1.083%, VAR 12 Month Treas Avg + 1.000%, 01/25/2046	332	307
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	26	26
RAMP Trust, Ser 2005-SL1, Cl A5
6.500%, 05/25/2032	2	2
Rate Mortgage Trust, Ser 2021-J4, Cl A7
2.500%, 11/25/2051(C)(F)	13,000	13,075
RBS Commercial Funding Trust, Ser 2013-GSP, Cl A
3.961%, 01/15/2032(C)(F)	670	697
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.817%, 12/25/2034(F)	196	193
Residential Mortgage Loan Trust, Ser 2020-2, Cl A1
1.654%, 05/25/2060(C)(F)	2,270	2,278
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
0.479%, VAR ICE LIBOR USD 6 Month + 0.320%, 01/20/2035	105	102
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.036%, 10/25/2048(C)(F)	2,373	2,426
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(C)(F)	115	126
STACR Trust, Ser 2018-DNA3, Cl M2A
2.192%, VAR ICE LIBOR USD 1 Month + 2.100%, 09/25/2048(C)	1,400	1,412
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(C)(F)	1,060	1,058
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(C)(F)	919	924
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(C)(F)	958	960
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(C)(F)	842	838
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056(C)(F)	2,396	2,382
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.412%, VAR ICE LIBOR USD 1 Month + 0.320%, 10/25/2035	921	917

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
0.749%, VAR ICE LIBOR USD 1 Month + 0.660%, 10/19/2034	$67	$66
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
0.569%, VAR ICE LIBOR USD 1 Month + 0.480%, 04/19/2035	1,094	1,076
Structured Asset Securities, Ser 2003-31A, Cl 2A7
2.304%, 10/25/2033(F)	1,196	1,226
Structured Asset Securities, Ser 2003-37A, Cl 2A
2.045%, 12/25/2033(F)	35	36
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.732%, VAR ICE LIBOR USD 1 Month + 0.640%, 09/25/2043	109	111
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(C)(F)	1,655	1,680
UBS Commercial Mortgage Trust, Ser 2018-C11, Cl B
4.713%, 06/15/2051(F)	1,750	1,911
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl B
4.365%, 08/10/2049(C)(F)	435	445
Verus Securitization Trust, Ser 2019-3, Cl A1
2.784%, 07/25/2059(C)	720	723
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059(C)	1,082	1,096
Verus Securitization Trust, Ser 2019-INV2, Cl A1
2.913%, 07/25/2059(C)(F)	567	571
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059(C)(F)	1,236	1,252
Verus Securitization Trust, Ser 2020-2, Cl A1
2.226%, 05/25/2060(C)(F)	1,054	1,058
Verus Securitization Trust, Ser 2020-5, Cl A1
1.218%, 05/25/2065(C)	357	357
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(C)(F)	1,301	1,289
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(C)(F)	2,496	2,479
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(C)(F)	1,728	1,714
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(C)(F)	1,874	1,854
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066(C)(F)	6,708	6,612
Verus Securitization Trust, Ser 2021-7, Cl A1
1.829%, 10/25/2066(C)(F)	2,696	2,695

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(C)(F)	$1,357	$1,353
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(C)(F)	1,465	1,457
Visio Trust, Ser 2020-1R, Cl A1
1.312%, 11/25/2055(C)	944	941
VNDO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030(C)	100	102
VNDO Mortgage Trust, Ser 2016-350P, Cl A
3.805%, 01/10/2035(C)	1,210	1,307
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.492%, 10/25/2033(F)	46	46
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
2.561%, 06/25/2033(F)	44	43
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.365%, 08/25/2033(F)	42	42
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.514%, 09/25/2033(F)	99	99
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
17.210%, 06/25/2033(F)	8	9
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	172	178
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.595%, 06/25/2034(F)	31	32
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR4, Cl A6
2.596%, 06/25/2034(F)	2,827	2,853
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR7, Cl A6
2.559%, 07/25/2034(F)	3,234	3,296
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
0.612%, VAR ICE LIBOR USD 1 Month + 0.520%, 11/25/2045	6,679	6,589
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
0.632%, VAR ICE LIBOR USD 1 Month + 0.540%, 12/25/2045	4,017	4,097
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
1.153%, VAR 12 Month Treas Avg + 1.070%, 01/25/2046	1,118	881

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
2.557%, 11/25/2036(F)	$73	$73
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
0.898%, VAR 12 Month Treas Avg + 0.810%, 12/25/2046	104	94
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
1.738%, VAR Cost of Funds 11th District of San Fran + 1.500%, 12/25/2046	182	178
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035(F)	151	25
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS2, Cl 1A1
5.750%, 02/25/2033	6	6
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/2033(A)	3	2
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033(A)	27	26
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl B
4.142%, 10/15/2045	1,455	1,484
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
2.586%, 08/25/2035(F)	22	22
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.436%, 06/15/2045(C)(F)	2,378	3
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl XA, IO
1.232%, 03/15/2048(C)(F)	5,383	57
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl C
4.437%, 03/15/2048(F)	490	502
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl A4
4.153%, 08/15/2046(F)	150	156
WFRBS Commercial Mortgage Trust, Ser 2013-C17, Cl A4
4.023%, 12/15/2046	120	125
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl XA, IO
1.171%, 03/15/2047(F)	4,137	70

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl A3
3.660%, 03/15/2047	$371	$363
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047(F)	210	219
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl XA, IO
1.172%, 08/15/2047(F)	11,696	255
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047(F)	2,180	2,248
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/2057(F)	970	1,021
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.708%, 10/15/2057(F)	4,324	58
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl AS
3.931%, 11/15/2047	1,330	1,390

		471,194
Total Mortgage-Backed Securities
(Cost $2,717,837) ($ Thousands)		2,725,135

ASSET-BACKED SECURITIES — 8.1%
Automotive — 0.7%

Ally Auto Receivables Trust, Ser 2019-4, Cl A3
1.840%, 06/17/2024	246	248
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl A2A
0.600%, 12/18/2023	537	537
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl A2
0.420%, 03/18/2024	660	661
Avis Budget Rental Car Funding AESOP LLC, Ser 2019-3A, Cl A
2.360%, 03/20/2026 (C)	1,574	1,617
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-1A, Cl A
2.330%, 08/20/2026 (C)	4,066	4,189
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (C)	3,620	3,664
Avis Budget Rental Car Funding AESOP LLC, Ser 2021-2A, Cl A
1.660%, 02/20/2028 (C)	3,473	3,433

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Chesapeake Funding II LLC, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (C)	$1,366	$1,379
Chesapeake Funding II LLC, Ser 2020-1A, Cl A1
0.870%, 08/16/2032 (C)	3,538	3,545
Chesapeake Funding II LLC, Ser 2020-1A, Cl B
1.240%, 08/16/2032 (C)	1,830	1,837
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl A2
0.560%, 12/11/2034 (C)	2,780	2,770
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl B
0.980%, 12/11/2034 (C)	1,140	1,131
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl C
1.200%, 12/11/2034 (C)	1,990	1,973
Enterprise Fleet Financing LLC, Ser 2019-1, Cl A2
2.980%, 10/20/2024 (C)	161	162
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (C)	905	894
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl A2
0.270%, 01/16/2024	931	931
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (C)	1,344	1,420
Ford Credit Floorplan Master Owner Trust A, Ser 2018-4, Cl A
4.060%, 11/15/2030	2,740	3,084
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl A
0.420%, 01/15/2025 (C)	1,860	1,859
Hertz Vehicle Financing III, Ser 2021-2A, Cl A
1.680%, 12/27/2027 (C)	3,002	2,993
Hertz Vehicle Financing III, Ser 2021-2A, Cl C
2.520%, 12/27/2027 (C)	2,030	2,021
Hyundai Auto Receivables Trust, Ser 2020-B, Cl A2
0.380%, 03/15/2023	324	324
Hyundai Auto Receivables Trust, Ser 2021-C, Cl A4
1.030%, 12/15/2027	1,347	1,339
JPMorgan Chase Bank - CACLN, Ser 2020-1, Cl B
0.991%, 01/25/2028 (C)	607	608

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
JPMorgan Chase Bank - CACLN, Ser 2020-2, Cl B
0.840%, 02/25/2028 (C)	$1,227	$1,227
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl B
0.889%, 12/26/2028 (C)	1,856	1,849
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl B
0.760%, 02/26/2029 (C)	3,166	3,151
Mercedes-Benz Auto Receivables Trust, Ser 2021-1, Cl A3
0.460%, 06/15/2026	2,050	2,030
Prestige Auto Receivables Trust, Ser 2020-1A, Cl A2
0.520%, 02/15/2024 (C)	279	279
Santander Drive Auto Receivables Trust, Ser 2020-1, Cl A3
2.030%, 02/15/2024	131	131
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl A3
0.520%, 07/15/2024	1,286	1,286
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl A3
0.480%, 07/15/2024	1,163	1,163
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl A2
0.280%, 04/15/2024	1,160	1,159
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl B
0.590%, 09/15/2025	1,830	1,825
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl A2
1.390%, 08/15/2024 (C)	159	159
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (C)	3,537	3,483
Toyota Auto Receivables Owner Trust, Ser 2019-D, Cl A3
1.920%, 01/16/2024	393	396
Toyota Auto Receivables Owner Trust, Ser 2021-D, Cl A4
1.020%, 03/15/2027	1,445	1,436
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl A2A
0.390%, 10/15/2024 (C)	1,739	1,738
Wheels SPV 2 LLC, Ser 2020-1A, Cl A2
0.510%, 08/20/2029 (C)	2,259	2,258
		66,189

Credit Cards — 0.2%

American Express Credit Account Master Trust, Ser 2021-1, Cl A
0.900%, 11/16/2026	7,858	7,820

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Capital One Multi-Asset Execution Trust, Ser 2021-A2, Cl A2
1.390%, 07/15/2030	$4,419	$4,357
Citibank Credit Card Issuance Trust, Ser 2017-A6, Cl A6
0.860%, VAR ICE LIBOR USD 1 Month + 0.770%, 05/14/2029	5,880	5,976
		18,153

Mortgage Related Securities — 0.2%

Aames Mortgage Trust, Ser 2002-1, Cl A3
7.396%, 06/25/2032	19	19
Accredited Mortgage Loan Trust, Ser 2005-3, Cl M3
0.572%, VAR ICE LIBOR USD 1 Month + 0.480%, 09/25/2035	6,530	6,517
Bayview Financial Mortgage Pass-Through Trust, Ser 2006-A, Cl M3
1.068%, VAR ICE LIBOR USD 1 Month + 0.975%, 02/28/2041	995	994
Centex Home Equity Loan Trust, Ser 2005-A, Cl M1
0.812%, VAR ICE LIBOR USD 1 Month + 0.720%, 01/25/2035	3,446	3,448
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
0.910%, VAR ICE LIBOR USD 1 Month + 0.820%, 09/15/2029	190	188
Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
0.252%, VAR ICE LIBOR USD 1 Month + 0.160%, 08/25/2036	718	322
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/2047	13	7
RASC Trust, Ser 2005-KS9, Cl M5
1.037%, VAR ICE LIBOR USD 1 Month + 0.630%, 10/25/2035	8,000	7,989
Soundview Home Loan Trust, Ser 2006-OPT3, Cl 2A3
0.432%, VAR ICE LIBOR USD 1 Month + 0.170%, 06/25/2036	230	230
Structured Asset Securities Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	27	26
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
1.092%, VAR ICE LIBOR USD 1 Month + 1.000%, 10/25/2034	2,018	2,002
		21,742

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Other Asset-Backed Securities — 7.0%

522 Funding CLO, Ser 2021-6A, Cl A1R
1.277%, VAR ICE LIBOR USD 3 Month + 1.150%, 10/23/2034 (C)	$3,490	$3,490
ABPCI Direct Lending Fund CLO X, Ser 2020-10A, Cl A1A
2.082%, VAR ICE LIBOR USD 3 Month + 1.950%, 01/20/2032 (C)	2,420	2,419
ABPCI Direct Lending Fund IX LLC, Ser 2021-9A, Cl A1R
1.524%, VAR ICE LIBOR USD 3 Month + 1.400%, 11/18/2031 (C)	4,190	4,190
AccessLex Institute, Ser 2007-A, Cl A3
0.480%, VAR ICE LIBOR USD 3 Month + 0.300%, 05/25/2036	2,288	2,249
ACRES Commercial Realty, Ser 2021-FL1, Cl AS
1.690%, VAR ICE LIBOR USD 1 Month + 1.600%, 06/15/2036 (C)	6,000	5,987
AGL CLO VI, Ser 2021-6A, Cl AR
1.332%, VAR ICE LIBOR USD 3 Month + 1.200%, 07/20/2034 (C)	1,360	1,360
Aimco CLO XI, Ser 2021-11A, Cl AR
1.253%, VAR ICE LIBOR USD 3 Month + 1.130%, 10/17/2034 (C)	5,500	5,500
AMMC CLO IX, Ser 2019-19A, Cl AR
1.264%, VAR ICE LIBOR USD 3 Month + 1.140%, 10/16/2028 (C)	1,296	1,297
AMMC CLO XIII, Ser 2021-13A, Cl A1R2
1.175%, VAR ICE LIBOR USD 3 Month + 1.050%, 07/24/2029 (C)	6,000	5,998
Antares CLO, Ser 2020-1A, Cl A1
2.024%, VAR ICE LIBOR USD 3 Month + 1.900%, 10/23/2031 (C)	2,500	2,499
Antares CLO, Ser 2021-1A, Cl A1R
0.000%, 10/23/2033(C)(G)	2,500	2,500
Apidos CLO XXI, Ser 2018-21A, Cl A1R
1.052%, VAR ICE LIBOR USD 3 Month + 0.930%, 07/18/2027 (C)	494	494
Apidos CLO XXXV, Ser 2021-35A, Cl A
1.182%, VAR ICE LIBOR USD 3 Month + 1.050%, 04/20/2034 (C)	1,320	1,321
Applebee's Funding LLC / IHOP Funding LLC, Ser 2019-1A, Cl A2I
4.194%, 06/05/2049 (C)	1,980	2,005
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (C)	2,848	2,826
Arbor Realty Commercial Real Estate Notes, Ser 2019-FL1, Cl A
1.240%, VAR ICE LIBOR USD 1 Month + 1.150%, 05/15/2037 (C)	6,824	6,818

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
ARES XLVII CLO, Ser 2018-47A, Cl A1
1.044%, VAR ICE LIBOR USD 3 Month + 0.920%, 04/15/2030 (C)	$1,040	$1,040
Balboa Bay Loan Funding, Ser 2020-1A, Cl A
1.482%, VAR ICE LIBOR USD 3 Month + 1.350%, 01/20/2032 (C)	2,610	2,614
Balboa Bay Loan Funding, Ser 2021-2A, Cl A1
1.382%, VAR ICE LIBOR USD 3 Month + 1.170%, 01/20/2035 (C)	1,230	1,230
Barings CLO, Ser 2017-IA, Cl AR
0.932%, VAR ICE LIBOR USD 3 Month + 0.800%, 01/20/2028 (C)	2,873	2,875
BCC Funding XVI LLC, Ser 2019-1A, Cl A2
2.460%, 08/20/2024 (C)	1,265	1,276
Blackbird Capital Aircraft, Ser 2021-1A, Cl A
2.443%, 07/15/2046 (C)	1,009	1,001
BlueMountain CLO, Ser 2018-2A, Cl AR2
1.210%, VAR ICE LIBOR USD 3 Month + 1.050%, 11/20/2028 (C)	552	552
Brazos Education Loan Authority, Ser 2012-1, Cl A1
0.792%, VAR ICE LIBOR USD 1 Month + 0.700%, 12/26/2035	1,226	1,219
Brazos Education Loan Authority, Ser 2021-2, Cl A1A
2.060%, 01/25/2072	1,400	1,409
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.378%, VAR ICE LIBOR USD 3 Month + 1.200%, 02/25/2035	4,835	4,891
Brazos Higher Education Authority, Ser 2011-1, Cl A2
0.978%, VAR ICE LIBOR USD 3 Month + 0.800%, 02/25/2030	379	381
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.124%, VAR ICE LIBOR USD 3 Month + 1.000%, 10/27/2036	3,520	3,538
BSPRT Issuer, Ser 2019-FL5, Cl A
1.240%, VAR ICE LIBOR USD 1 Month + 1.150%, 05/15/2029 (C)	3,974	3,963
Carlyle Global Market Strategies CLO, Ser 2018-3RA, Cl A1A
1.185%, VAR ICE LIBOR USD 3 Month + 1.050%, 07/27/2031 (C)	863	863
Carlyle US CLO, Ser 2021-1A, Cl A1
1.264%, VAR ICE LIBOR USD 3 Month + 1.140%, 04/15/2034 (C)	2,400	2,403
Carlyle US CLO, Ser 2021-1A, Cl A2R
1.782%, VAR ICE LIBOR USD 3 Month + 1.650%, 07/20/2034 (C)	3,030	3,028

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Catskill Park CLO, Ser 2017-1A, Cl A2
1.832%, VAR ICE LIBOR USD 3 Month + 1.700%, 04/20/2029 (C)	$1,500	$1,500
Cayuga Park CLO, Ser 2021-1A, Cl AR
1.242%, VAR ICE LIBOR USD 3 Month + 1.120%, 07/17/2034 (C)	2,360	2,359
CBAM, Ser 2017-1A, Cl A1
1.382%, VAR ICE LIBOR USD 3 Month + 1.250%, 07/20/2030 (C)	750	751
Cedar Funding V CLO, Ser 2020-5A, Cl AFRR
1.937%, 07/17/2031 (C)	1,580	1,564
Cedar Funding XI CLO, Ser 2021-11A, Cl B2R
1.776%, VAR ICE LIBOR USD 3 Month + 1.600%, 05/29/2032 (C)	3,320	3,320
Cerberus Loan Funding XXVIII, Ser 2020-1A, Cl A
1.974%, VAR ICE LIBOR USD 3 Month + 1.850%, 10/15/2031 (C)	700	702
Chase Funding Trust, Ser 2003-6, Cl 1A5
4.935%, 11/25/2034	118	123
Chase Funding Trust, Ser 2003-6, Cl 1A7
4.935%, 11/25/2034	117	122
CIFC Funding 2021-VII, Ser 2021-7A, Cl A1
1.258%, VAR ICE LIBOR USD 3 Month + 1.130%, 01/23/2035 (C)	6,225	6,225
CIT Education Loan Trust, Ser 2007-1, Cl A
0.222%, VAR ICE LIBOR USD 3 Month + 0.090%, 03/25/2042 (C)	1,445	1,417
Citicorp Residential Mortgage Trust, Ser 2006-2, Cl A5
5.258%, 09/25/2036	1,454	1,471
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.075%, 03/25/2037	547	555
College Avenue Student Loans LLC, Ser 2017-A, Cl A1
1.742%, VAR ICE LIBOR USD 1 Month + 1.650%, 11/26/2046 (C)	745	754
College Avenue Student Loans LLC, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (C)	536	557
College Avenue Student Loans LLC, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (C)	1,076	1,103
College Avenue Student Loans LLC, Ser 2021-A, Cl A2
1.600%, 07/25/2051 (C)	1,710	1,680
College Avenue Student Loans LLC, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (C)	873	862
College Avenue Student Loans LLC, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (C)	535	539

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
COOF Securitization Trust, Ser 2014-1, Cl A, IO
3.673%, 06/25/2040 (C)(F)	$182	$15
Countrywide Asset-Backed Certificates Trust, Ser 2004-6, Cl 1A1
0.632%, VAR ICE LIBOR USD 1 Month + 0.540%, 12/25/2034	2,164	2,119
Countrywide Asset-Backed Certificates Trust, Ser 2007-13, Cl 2A1
0.992%, VAR ICE LIBOR USD 1 Month + 0.900%, 10/25/2047	254	254
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
4.451%, 10/25/2046 (F)	–	–
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
0.752%, VAR ICE LIBOR USD 1 Month + 0.660%, 07/25/2036 (C)	41	40
Countrywide Home Equity Loan Revolving Home Equity Loan Trust, Ser 2007-A, Cl A
0.210%, VAR ICE LIBOR USD 1 Month + 0.120%, 04/15/2037	1,625	1,546
Credit-Based Asset Servicing and Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032	27	27
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
3.081%, 12/25/2036	350	351
CSMC Trust, Ser 2017-RPL1, Cl A1
2.750%, 07/25/2057 (C)(F)	5,143	5,265
Dryden LXXV CLO, Ser 2021-75A, Cl AR2
1.164%, VAR ICE LIBOR USD 3 Month + 1.040%, 04/15/2034 (C)	1,260	1,261
Dryden LXXVII CLO, Ser 2021-77A, Cl BR
1.810%, VAR ICE LIBOR USD 3 Month + 1.650%, 05/20/2034 (C)	2,910	2,915
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
1.024%, VAR ICE LIBOR USD 3 Month + 0.900%, 04/15/2029 (C)	3,995	3,995
Educational Funding of the South, Ser 2011-1, Cl A2
0.774%, VAR ICE LIBOR USD 3 Month + 0.650%, 04/25/2035	1,495	1,499
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
1.092%, VAR ICE LIBOR USD 1 Month + 1.000%, 04/25/2033 (C)	2,699	2,700
Elmwood CLO II, Ser 2021-2A, Cl AR
1.282%, VAR ICE LIBOR USD 3 Month + 1.150%, 04/20/2034 (C)	3,100	3,099
FirstKey Homes Trust, Ser 2020-SFR1, Cl A
1.339%, 08/17/2037 (C)	1,887	1,853

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (C)	$8,640	$8,445
FirstKey Homes Trust, Ser 2021-SFR1, Cl A
1.538%, 08/17/2038 (C)	2,499	2,458
FirstKey Homes Trust, Ser 2021-SFR2, Cl A
1.376%, 09/17/2038 (C)	2,473	2,406
FirstKey Homes Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (C)	4,540	4,540
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	179	190
Galaxy XV CLO, Ser 2021-15A, Cl ARR
1.094%, VAR ICE LIBOR USD 3 Month + 0.970%, 10/15/2030 (C)	3,350	3,351
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	735	740
GoldenTree Loan Management US CLO I, Ser 2021-11A, Cl B
1.717%, VAR ICE LIBOR USD 3 Month + 1.600%, 10/20/2034 (C)	6,000	6,000
Golub Capital Partners CLO, Ser 2019-45A, Cl A
1.852%, VAR ICE LIBOR USD 3 Month + 1.720%, 10/20/2031 (C)	1,500	1,505
Great Lakes Kcap F3c Senior LLC, Ser 2017-1A, Cl A
2.022%, VAR ICE LIBOR USD 3 Month + 1.900%, 12/20/2029 (C)	4,070	4,069
Halcyon Loan Advisors Funding, Ser 2018-2A, Cl AR
1.204%, VAR ICE LIBOR USD 3 Month + 1.080%, 07/25/2027 (C)	30	30
Halsey Point CLO I, Ser 2019-1A, Cl A1A1
1.482%, VAR ICE LIBOR USD 3 Month + 1.350%, 01/20/2033 (C)	590	590
Halsey Point CLO III, Ser 2020-3A, Cl A1A
1.579%, VAR ICE LIBOR USD 3 Month + 1.450%, 11/30/2032 (C)	700	703
Hardee's Funding LLC, Ser 2021-1A, Cl A2
2.865%, 06/20/2051 (C)	3,751	3,639
HGI CRE CLO, Ser 2021-FL1, Cl A
1.139%, VAR ICE LIBOR USD 1 Month + 1.050%, 06/16/2036 (C)	3,020	3,012
Higher Education Funding I, Ser 2014-1, Cl A
1.230%, VAR ICE LIBOR USD 3 Month + 1.050%, 05/25/2034 (C)	1,906	1,912
Hildene Community Funding CDO, Ser 2021-1A, Cl ARR
2.600%, 11/01/2035 (C)	2,220	2,203
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (C)	1,112	1,145

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Home Partners of America Trust, Ser 2019-2, Cl A
2.703%, 10/19/2039 (C)	$3,384	$3,469
Home Partners of America Trust, Ser 2021-2, Cl A
1.901%, 12/17/2026 (C)	3,090	3,096
Hotwire Funding LLC, Ser 2021-1, Cl A2
2.311%, 11/20/2051 (C)	1,625	1,621
HPS Loan Management, Ser 2021-16A, Cl A1
1.395%, VAR ICE LIBOR USD 3 Month + 1.140%, 01/23/2035 (C)	7,730	7,730
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
0.452%, VAR ICE LIBOR USD 1 Month + 0.360%, 02/25/2036	71	71
Invitation Homes Trust, Ser 2018-SFR2, Cl A
0.990%, VAR ICE LIBOR USD 1 Month + 0.900%, 06/17/2037 (C)	5,540	5,540
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	1,339	1,487
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	1,801	1,953
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
0.951%, 08/25/2038 (C)(F)	732	15
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
3.397%, 04/25/2040 (C)(F)	148	12
KKR CLO XXXII, Ser 2020-32A, Cl A1
1.444%, VAR ICE LIBOR USD 3 Month + 1.320%, 01/15/2032 (C)	900	902
LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1
1.202%, VAR ICE LIBOR USD 3 Month + 1.080%, 07/16/2031 (C)	925	926
LCM XIII, Ser 2019-13A, Cl ARR
1.264%, VAR ICE LIBOR USD 3 Month + 1.140%, 07/19/2027 (C)	2,336	2,336
LCM XVIII, Ser 2019-19A, Cl AR
1.364%, VAR ICE LIBOR USD 3 Month + 1.240%, 07/15/2027 (C)	191	191
LCM XXI, Ser 2018-21A, Cl AR
1.012%, VAR ICE LIBOR USD 3 Month + 0.880%, 04/20/2028 (C)	916	915
LCM XXIV, Ser 2021-24A, Cl AR
1.112%, VAR ICE LIBOR USD 3 Month + 0.980%, 03/20/2030 (C)	5,900	5,904
LCM XXXII, Ser 2021-32A, Cl B
1.832%, VAR ICE LIBOR USD 3 Month + 1.700%, 07/20/2034 (C)	2,850	2,859
LoanCore Issuer, Ser 2019-CRE2, Cl A
1.220%, VAR ICE LIBOR USD 1 Month + 1.130%, 05/15/2036 (C)	2,448	2,447

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Madison Park Funding X, Ser 2021-10A, Cl AR3
1.142%, VAR ICE LIBOR USD 3 Month + 1.010%, 01/20/2029 (C)	$3,565	$3,566
Madison Park Funding XXXV, Ser 2021-35A, Cl A1R
1.122%, VAR ICE LIBOR USD 3 Month + 0.990%, 04/20/2032 (C)	4,010	4,009
Magnetite XIV-R, Ser 2018-14RA, Cl A2
1.242%, VAR ICE LIBOR USD 3 Month + 1.120%, 10/18/2031 (C)	2,910	2,908
Magnetite XXVIII, Ser 2021-28A, Cl AR
0.000%, 01/20/2035(C)(G)	3,300	3,300
MF1, Ser 2020-FL4, Cl A
1.862%, VAR SOFR30A + 1.814%, 11/15/2035 (C)	1,830	1,838
MF1, Ser 2021-FL7, Cl A
1.169%, VAR ICE LIBOR USD 1 Month + 1.080%, 10/16/2036 (C)	3,875	3,866
Mid-State Capital Trust, Ser 2004-1, Cl A
6.005%, 08/15/2037	116	121
Mid-State Capital Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (C)	2,608	2,719
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	1,179	1,224
MKS CLO, Ser 2018-2A, Cl A
1.322%, VAR ICE LIBOR USD 3 Month + 1.190%, 01/20/2031 (C)	1,500	1,504
MVW LLC, Ser 2021-1WA, Cl A
1.140%, 01/22/2041 (C)	1,613	1,588
MVW LLC, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (C)	811	802
Myers Park CLO, Ser 2018-1A, Cl B1
1.732%, VAR ICE LIBOR USD 3 Month + 1.600%, 10/20/2030 (C)	890	890
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
1.689%, VAR ICE LIBOR USD 1 Month + 1.600%, 10/15/2031 (C)	1,086	1,104
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
2.239%, VAR ICE LIBOR USD 1 Month + 2.150%, 12/15/2045 (C)	516	530
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (C)	942	975
Navient Private Education Loan Trust, Ser 2020-IA, Cl A1A
1.330%, 04/15/2069 (C)	4,971	4,913
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (C)	194	196

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (C)	$365	$371
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (C)	2,639	2,762
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (C)	1,939	1,978
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (C)	3,006	3,073
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (C)	2,822	2,912
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (C)	3,922	3,996
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (C)	998	1,014
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A2
2.120%, 01/15/2069 (C)	1,152	1,166
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (C)	1,367	1,374
Navient Private Education Refi Loan Trust, Ser 2020-EA, Cl A
1.690%, 05/15/2069 (C)	2,056	2,061
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl A
1.220%, 07/15/2069 (C)	2,722	2,719
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (C)	5,963	5,943
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (C)	2,427	2,420
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (C)	982	970
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (C)	2,354	2,335
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (C)	4,001	3,958
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (C)	6,757	6,661

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (C)	$6,311	$6,223
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (C)	5,556	5,547
Navient Student Loan Trust, Ser 2014-1, Cl A3
0.602%, VAR ICE LIBOR USD 1 Month + 0.510%, 06/25/2031	3,153	3,111
Navient Student Loan Trust, Ser 2014-3, Cl A
0.712%, VAR ICE LIBOR USD 1 Month + 0.620%, 03/25/2083	3,723	3,727
Navient Student Loan Trust, Ser 2014-4, Cl A
0.712%, VAR ICE LIBOR USD 1 Month + 0.620%, 03/25/2083	2,530	2,532
Navient Student Loan Trust, Ser 2016-3A, Cl A3
1.442%, VAR ICE LIBOR USD 1 Month + 1.350%, 06/25/2065 (C)	1,728	1,778
Navient Student Loan Trust, Ser 2017-3A, Cl A3
1.142%, VAR ICE LIBOR USD 1 Month + 1.050%, 07/26/2066 (C)	6,630	6,646
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (C)	3,268	3,370
Navient Student Loan Trust, Ser 2021-1A, Cl A1A
1.310%, 12/26/2069 (C)	1,293	1,261
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (C)	3,051	3,029
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.304%, VAR ICE LIBOR USD 3 Month + 0.180%, 10/27/2036	902	889
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
0.284%, VAR ICE LIBOR USD 3 Month + 0.160%, 01/25/2037	1,701	1,677
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.234%, VAR ICE LIBOR USD 3 Month + 0.110%, 10/25/2033	5,681	5,608
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.225%, VAR ICE LIBOR USD 3 Month + 0.100%, 03/23/2037	5,093	5,015
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.245%, VAR ICE LIBOR USD 3 Month + 0.120%, 12/24/2035	4,459	4,411

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
0.305%, VAR ICE LIBOR USD 3 Month + 0.180%, 03/22/2032	$687	$667
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.042%, VAR ICE LIBOR USD 1 Month + 0.950%, 11/25/2048 (C)	3,735	3,813
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (C)	3,446	3,408
Neuberger Berman Loan Advisers CLO XL, Ser 2021-40A, Cl A
1.182%, VAR ICE LIBOR USD 3 Month + 1.060%, 04/16/2033 (C)	4,175	4,182
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
0.282%, VAR ICE LIBOR USD 1 Month + 0.190%, 04/25/2037	8,280	8,100
NP SPE X, Ser 2021-1A, Cl A1
2.230%, 03/19/2051 (C)	2,570	2,563
Octagon Investment Partners L, Ser 2021-4A, Cl AR
1.273%, VAR ICE LIBOR USD 3 Month + 1.150%, 01/15/2035 (C)	3,235	3,235
Octagon Investment Partners XIV, Ser 2021-1A, Cl AARR
1.074%, VAR ICE LIBOR USD 3 Month + 0.950%, 07/15/2029 (C)	6,000	6,001
Octagon Investment Partners XLV, Ser 2019-1A, Cl A
1.454%, VAR ICE LIBOR USD 3 Month + 1.330%, 10/15/2032 (C)	1,500	1,501
Octagon Investment Partners XXI, Ser 2021-1A, Cl AAR3
1.156%, VAR ICE LIBOR USD 3 Month + 1.000%, 02/14/2031 (C)	1,300	1,301
OHA Credit Funding VII, Ser 2020-7A, Cl A
1.374%, VAR ICE LIBOR USD 3 Month + 1.250%, 10/19/2032 (C)	760	760
Orange Lake Timeshare Trust, Ser 2018-A, Cl A
3.100%, 11/08/2030 (C)	195	199
Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/2038 (C)	1,164	1,188
Owl Rock CLO III, Ser 2020-3A, Cl A1L
1.932%, VAR ICE LIBOR USD 3 Month + 1.800%, 04/20/2032 (C)	1,620	1,623
Palmer Square CLO, Ser 2021-1A, Cl A1R
0.000%, 11/14/2034(C)(G)	2,430	2,430

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Parliament Funding II, Ser 2020-1A, Cl A
2.582%, VAR ICE LIBOR USD 3 Month + 2.450%, 08/12/2030 (C)	$1,525	$1,525
Pawneee Equipment Receivables, Ser 2021-1, Cl A2
1.100%, 07/15/2027 (C)	2,055	2,046
Point Au Roche Park CLO, Ser 2021-1A, Cl A
1.256%, VAR ICE LIBOR USD 3 Month + 1.080%, 07/20/2034 (C)	3,130	3,129
Progress Residential Trust, Ser 2019-SFR2, Cl A
3.147%, 05/17/2036 (C)	253	255
Progress Residential Trust, Ser 2019-SFR3, Cl A
2.271%, 09/17/2036 (C)	2,666	2,690
Progress Residential Trust, Ser 2019-SFR4, Cl A
2.687%, 10/17/2036 (C)	2,235	2,265
Progress Residential Trust, Ser 2021-SFR3, Cl A
1.637%, 05/17/2026 (C)	6,190	6,130
Progress Residential Trust, Ser 2021-SFR8, Cl A
1.510%, 10/17/2038 (C)	5,570	5,477
RAMP Trust, Ser 2007-RZ1, Cl A3
0.592%, VAR ICE LIBOR USD 1 Month + 0.250%, 02/25/2037	7,567	7,526
RASC Trust, Ser 2006-KS2, Cl M2
0.677%, VAR ICE LIBOR USD 1 Month + 0.585%, 03/25/2036	2,879	2,866
Recette CLO, Ser 2021-1A, Cl ARR
1.212%, VAR ICE LIBOR USD 3 Month + 1.080%, 04/20/2034 (C)	760	760
REESE PARK CLO, Ser 2021-1A, Cl AR
0.000%, 10/15/2034(C)(G)	3,690	3,690
Rockford Tower CLO, Ser 2021-2A, Cl AR
1.260%, VAR ICE LIBOR USD 3 Month + 1.100%, 08/20/2032 (C)	5,000	4,999
RR III, Ser 2018-3A, Cl A1R2
1.214%, VAR ICE LIBOR USD 3 Month + 1.090%, 01/15/2030 (C)	1,100	1,101
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	1,833	1,949
SBA Small Business Investment, Ser 2019-10A, Cl 1
3.113%, 03/10/2029	938	987
Sequoia Infrastructure Funding I, Ser 2021-1A, Cl A
1.524%, VAR ICE LIBOR USD 3 Month + 1.400%, 04/15/2031 (C)	1,666	1,665

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Silver Rock CLO I, Ser 2020-1A, Cl A
1.782%, VAR ICE LIBOR USD 3 Month + 1.650%, 10/20/2031 (C)	$2,350	$2,357
SLM Student Loan Trust, Ser 2003-1, Cl A5C
0.866%, VAR ICE LIBOR USD 3 Month + 0.750%, 12/15/2032 (C)	965	953
SLM Student Loan Trust, Ser 2003-4, Cl A5D
0.866%, VAR ICE LIBOR USD 3 Month + 0.750%, 03/15/2033 (C)	852	841
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
1.316%, VAR ICE LIBOR USD 3 Month + 1.200%, 12/15/2033 (C)	3,127	3,131
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.284%, VAR ICE LIBOR USD 3 Month + 0.160%, 01/25/2041	4,135	4,052
SLM Student Loan Trust, Ser 2007-2, Cl A4
0.184%, VAR ICE LIBOR USD 3 Month + 0.060%, 07/25/2022	4,875	4,732
SLM Student Loan Trust, Ser 2008-2, Cl B
1.324%, VAR ICE LIBOR USD 3 Month + 1.200%, 01/25/2083	1,155	1,042
SLM Student Loan Trust, Ser 2008-3, Cl B
1.324%, VAR ICE LIBOR USD 3 Month + 1.200%, 04/26/2083	1,155	1,098
SLM Student Loan Trust, Ser 2008-4, Cl B
1.974%, VAR ICE LIBOR USD 3 Month + 1.850%, 04/25/2073	1,155	1,148
SLM Student Loan Trust, Ser 2008-5, Cl B
1.974%, VAR ICE LIBOR USD 3 Month + 1.850%, 07/25/2073	1,155	1,147
SLM Student Loan Trust, Ser 2008-6, Cl A4
1.224%, VAR ICE LIBOR USD 3 Month + 1.100%, 07/25/2023	4,318	4,314
SLM Student Loan Trust, Ser 2008-6, Cl B
1.974%, VAR ICE LIBOR USD 3 Month + 1.850%, 07/26/2083	1,155	1,159
SLM Student Loan Trust, Ser 2008-7, Cl B
1.974%, VAR ICE LIBOR USD 3 Month + 1.850%, 07/26/2083	1,155	1,161
SLM Student Loan Trust, Ser 2008-8, Cl B
2.374%, VAR ICE LIBOR USD 3 Month + 2.250%, 10/25/2075	1,155	1,176
SLM Student Loan Trust, Ser 2008-9, Cl A
1.624%, VAR ICE LIBOR USD 3 Month + 1.500%, 04/25/2023	2,921	2,941
SLM Student Loan Trust, Ser 2008-9, Cl B
2.374%, VAR ICE LIBOR USD 3 Month + 2.250%, 10/25/2083	1,155	1,171
SLM Student Loan Trust, Ser 2010-1, Cl A
0.492%, VAR ICE LIBOR USD 1 Month + 0.400%, 03/25/2025	117	115

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2011-2, Cl A2
1.292%, VAR ICE LIBOR USD 1 Month + 1.200%, 10/25/2034	$495	$500
SLM Student Loan Trust, Ser 2012-1, Cl A3
1.042%, VAR ICE LIBOR USD 1 Month + 0.950%, 09/25/2028	3,233	3,204
SLM Student Loan Trust, Ser 2012-2, Cl A
0.792%, VAR ICE LIBOR USD 1 Month + 0.700%, 01/25/2029	2,803	2,757
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.842%, VAR ICE LIBOR USD 1 Month + 0.750%, 05/26/2026	581	571
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
0.674%, VAR ICE LIBOR USD 3 Month + 0.550%, 10/25/2064 (C)	6,891	6,843
SLM Student Loan Trust, Ser 2021-10A, Cl A4
0.786%, VAR ICE LIBOR USD 3 Month + 0.670%, 12/17/2068 (C)	3,912	3,922
SMB Private Education Loan Trust, Ser 2016-A, Cl A2A
2.700%, 05/15/2031 (C)	1,382	1,404
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (C)	692	703
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
1.539%, VAR ICE LIBOR USD 1 Month + 1.450%, 02/17/2032 (C)	899	909
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
1.189%, VAR ICE LIBOR USD 1 Month + 1.100%, 09/15/2034 (C)	811	815
SMB Private Education Loan Trust, Ser 2018-C, Cl A2A
3.630%, 11/15/2035 (C)	928	966
SMB Private Education Loan Trust, Ser 2019-A, Cl A2A
3.440%, 07/15/2036 (C)	4,363	4,491
SMB Private Education Loan Trust, Ser 2020-BA, Cl A1A
1.290%, 07/15/2053 (C)	2,972	2,947
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (C)	2,801	2,794
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2A
1.600%, 09/15/2054 (C)	8,596	8,499
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (C)	8,509	8,282

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (C)	$5,348	$5,329
SMB Private Education Loan Trust, Ser 2021-C, Cl A2
0.890%, VAR ICE LIBOR USD 1 Month + 0.800%, 01/15/2053 (C)	3,005	3,001
SMB Private Education Loan Trust, Ser 2021-C, Cl APT1
1.390%, 01/15/2053 (C)	3,558	3,509
SMB Private Education Loan Trust, Ser 2021-C, Cl B
2.300%, 01/15/2053 (C)	1,010	1,016
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/2053 (C)	7,585	7,486
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051 (C)	3,860	3,838
SoFi Consumer Loan Program Trust, Ser 2019-4, Cl A
2.450%, 08/25/2028 (C)	150	150
SoFi Professional Loan Program LLC, Ser 2016-A, Cl A2
2.760%, 12/26/2036 (C)	310	311
SoFi Professional Loan Program LLC, Ser 2016-D, Cl A1
1.042%, VAR ICE LIBOR USD 1 Month + 0.950%, 01/25/2039 (C)	52	53
SoFi Professional Loan Program LLC, Ser 2016-E, Cl A1
0.942%, VAR ICE LIBOR USD 1 Month + 0.850%, 07/25/2039 (C)	60	60
SoFi Professional Loan Program LLC, Ser 2017-A, Cl A1
0.792%, VAR ICE LIBOR USD 1 Month + 0.700%, 03/26/2040 (C)	99	99
SoFi Professional Loan Program LLC, Ser 2017-D, Cl A2FX
2.650%, 09/25/2040 (C)	77	78
SoFi Professional Loan Program LLC, Ser 2017-E, Cl A1
0.592%, VAR ICE LIBOR USD 1 Month + 0.500%, 11/26/2040 (C)	25	25
SoFi Professional Loan Program LLC, Ser 2017-E, Cl A2B
2.720%, 11/26/2040 (C)	379	384
SoFi Professional Loan Program LLC, Ser 2018-A, Cl A2B
2.950%, 02/25/2042 (C)	476	484
SoFi Professional Loan Program LLC, Ser 2021-A, Cl AFX
1.030%, 08/17/2043 (C)	2,124	2,098

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program LLC, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (C)	$2,304	$2,281
SoFi Professional Loan Program Trust, Ser 2018-B, Cl A2FX
3.340%, 08/25/2047 (C)	1,521	1,550
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX
1.950%, 02/15/2046 (C)	1,708	1,723
South Carolina Student Loan, Ser 2015-A, Cl A
1.592%, VAR ICE LIBOR USD 1 Month + 1.500%, 01/25/2036	1,428	1,438
Southwick Park CLO LLC, Ser 2021-4A, Cl A1R
0.000%, 07/20/2032(C)(G)	5,170	5,170
Stack Infrastructure Issuer LLC, Ser 2020-1A, Cl A2
1.893%, 08/25/2045 (C)	2,480	2,456
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
0.642%, VAR ICE LIBOR USD 1 Month + 0.550%, 09/25/2034	2,804	2,750
Structured Asset Securities Mortgage Loan Trust, Ser 2006-BC5, Cl A4
0.432%, VAR ICE LIBOR USD 1 Month + 0.340%, 12/25/2036	3,271	3,235
STWD, Ser 2019-FL1, Cl A
1.242%, VAR SOFR30A + 1.194%, 07/15/2038 (C)	715	714
Symphony CLO XXVI, Ser 2021-26A, Cl AR
1.212%, VAR ICE LIBOR USD 3 Month + 1.080%, 04/20/2033 (C)	2,405	2,404
TCI-Flatiron CLO, Ser 2021-1A, Cl AR2
1.272%, VAR ICE LIBOR USD 3 Month + 1.150%, 01/17/2032 (C)	540	540
Towd Point Mortgage Trust, Ser 2017-4, Cl B2
3.444%, 06/25/2057 (C)(F)	1,860	1,946
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058 (C)(F)	815	836
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059 (C)(F)	1,798	1,836
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
1.092%, VAR ICE LIBOR USD 1 Month + 1.000%, 05/25/2058 (C)	1,859	1,866
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/2058 (C)(F)	2,022	2,050

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063 (C)(F)	$2,346	$2,398
Trestles CLO IV, Ser 2021-4A, Cl B1
1.824%, VAR ICE LIBOR USD 3 Month + 1.700%, 07/21/2034 (C)	6,300	6,297
Triton Container Finance VIII LLC, Ser 2020-1A, Cl A
2.110%, 09/20/2045 (C)	872	866
TRP - TRIP Rail Master Funding LLC, Ser 2021-2, Cl A
2.150%, 06/19/2051 (C)	2,200	2,188
United States Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	269	289
United States Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	536	563
Venture XXXII CLO, Ser 2018-32A, Cl A2A
1.192%, VAR ICE LIBOR USD 3 Month + 1.070%, 07/18/2031 (C)	900	900
Verizon Master Trust, Ser 2021-1, Cl A
0.500%, 05/20/2027	3,786	3,745
Verizon Master Trust, Ser 2021-2, Cl A
0.990%, 04/20/2028	6,177	6,156
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	585	590
Voya CLO, Ser 2018-3A, Cl A1A
1.274%, VAR ICE LIBOR USD 3 Month + 1.150%, 10/15/2031 (C)	2,810	2,814
Voya CLO, Ser 2018-3A, Cl A1R
1.312%, VAR ICE LIBOR USD 3 Month + 1.190%, 10/18/2031 (C)	750	750
Voya CLO, Ser 2021-3A, Cl A1R
1.172%, VAR ICE LIBOR USD 3 Month + 1.040%, 04/20/2034 (C)	1,110	1,110
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
0.382%, VAR ICE LIBOR USD 1 Month + 0.290%, 07/25/2036	10,500	10,336
Wendy's Funding LLC, Ser 2021-1A, Cl A2I
2.370%, 06/15/2051 (C)	4,030	3,974
Whitebox Clo II, Ser 2021-2A, Cl A1R
1.351%, VAR ICE LIBOR USD 3 Month + 1.220%, 10/24/2034 (C)	1,810	1,810
Whitebox CLO III, Ser 2021-3A, Cl A1
1.341%, VAR ICE LIBOR USD 3 Month + 1.220%, 10/15/2034 (C)	2,140	2,139
Z Capital Credit Partners CLO, Ser 2021-1A, Cl A1R
1.632%, VAR ICE LIBOR USD 3 Month + 1.510%, 07/16/2031 (C)	1,910	1,909

Description	Face Amount (Thousands)		Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Zais CLO XIII, Ser 2019-13A, Cl A1A
1.614%, VAR ICE LIBOR USD 3 Month + 1.490%, 07/15/2032 (C)		$1,302	$1,308
			643,815

Total Asset-Backed Securities
(Cost $747,932) ($ Thousands)			749,899

SOVEREIGN DEBT — 1.4%

Abu Dhabi Government International Bond
3.875%, 04/16/2050(C)		1,010	1,169
3.000%, 09/15/2051(C)		1,193	1,186
2.500%, 10/11/2022(C)		4,220	4,289
1.700%, 03/02/2031(C)		440	424
Chile Government International Bond
3.100%, 05/07/2041		2,600	2,555
China Government Bond
3.310%, 11/30/2025	CNY	5,000	802
Colombia Government International Bond
5.625%, 02/26/2044		$2,570	2,527
5.200%, 05/15/2049		5,725	5,330
5.000%, 06/15/2045		3,310	3,033
3.250%, 04/22/2032		250	223
3.125%, 04/15/2031		1,010	904
Export-Import Bank of India
3.375%, 08/05/2026(C)		1,410	1,488
Indonesia Government International Bond
5.875%, 01/15/2024(C)		1,264	1,389
5.250%, 01/08/2047(C)		1,210	1,515
5.125%, 01/15/2045(C)		2,240	2,722
4.750%, 07/18/2047(C)		400	474
3.850%, 07/18/2027(C)		1,610	1,764
3.750%, 04/25/2022		500	505
Israel Government AID Bond
5.500%, 09/18/2033		1,000	1,398
4.321%, 11/01/2024(A)		1,000	964
3.646%, 02/15/2025(A)		1,000	956
3.590%, 08/15/2025(A)		1,000	948
Israel Government International Bond
3.375%, 01/15/2050		430	457
2.750%, 07/03/2030		720	759
Japan Bank for International Cooperation
1.750%, 10/17/2024		2,094	2,138
Kazakhstan Government International Bond
4.875%, 10/14/2044(C)		2,480	3,028
Kuwait International Government Bond
3.500%, 03/20/2027(C)		1,810	1,968

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Mexico Government International Bond
6.050%, 01/11/2040	$4,408	$5,435
4.750%, 03/08/2044	5,240	5,657
4.500%, 04/22/2029	2,813	3,132
4.500%, 01/31/2050	401	417
4.280%, 08/14/2041	3,528	3,632
4.000%, 10/02/2023	158	167
2.659%, 05/24/2031	5,705	5,506
Panama Government International Bond
6.700%, 01/26/2036	1,830	2,405
4.500%, 05/15/2047	2,430	2,629
4.500%, 04/01/2056	830	890
4.300%, 04/29/2053	950	995
3.160%, 01/23/2030	310	317
2.252%, 09/29/2032	870	811
Paraguay Government International Bond
5.400%, 03/30/2050(C)	1,321	1,450
4.950%, 04/28/2031(C)	441	485
Peruvian Government International Bond
6.550%, 03/14/2037	1,070	1,435
5.625%, 11/18/2050	1,830	2,492
3.600%, 01/15/2072	1,690	1,606
3.550%, 03/10/2051	950	949
3.300%, 03/11/2041	1,680	1,627
3.000%, 01/15/2034	2,684	2,627
2.783%, 01/23/2031	3,784	3,748
2.392%, 01/23/2026	1,600	1,624
Poland Government International Bond
4.000%, 01/22/2024	7,800	8,253
Qatar Government International Bond
4.817%, 03/14/2049(C)	3,170	4,093
4.000%, 03/14/2029(C)	1,380	1,548
3.875%, 04/23/2023	2,870	2,992
Republic of Italy Government International Bond
3.875%, 05/06/2051	2,427	2,648
Russian Foreign Bond - Eurobond
5.625%, 04/04/2042	7,200	9,347
Saudi Government International Bond MTN
2.875%, 03/04/2023(C)	530	544
Uruguay Government International Bond
5.100%, 06/18/2050	2,630	3,411
4.375%, 01/23/2031	3,280	3,773

Total Sovereign Debt
(Cost $124,457) ($ Thousands)		131,560

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
FHLB
1.200%, 12/23/2024	24,815	24,841
1.040%, 06/14/2024	24,830	24,836

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FHLMC
2.375%, 01/13/2022	$565	$566
1.734%, 09/15/2029(A)	4,606	4,047
1.470%, 07/15/2031(A)	600	515
1.310%, 03/15/2031(A)	1,850	1,600
FHLMC MTN
1.731%, 12/14/2029(A)	2,887	2,541
FNMA
2.625%, 09/06/2024	510	536
2.000%, 01/05/2022	70	70
1.820%, 11/15/2030(A)	8,487	7,309
0.500%, 06/17/2025	7,405	7,262
Resolution Funding Interest STRIP
1.343%, 01/15/2030(A)	1,930	1,697
Resolution Funding Principal STRIP
1.322%, 04/15/2030(A)	2,570	2,246
Tennessee Valley Authority
0.750%, 05/15/2025	1,895	1,879
Tennessee Valley Authority Principal STRIP, PO
0.000%, 11/01/2025(A)	1,000	950

Total U.S. Government Agency Obligations
(Cost $80,756) ($ Thousands)		80,895

MUNICIPAL BONDS — 0.3%
California — 0.1%
California State University, Ser B, RB
Callable 11/01/2031 @ 100
2.374%, 11/01/2035	1,260	1,259
University of California Regents, Ser N, RB
Callable 11/15/2059 @ 100
3.256%, 05/15/2060	4,750	5,309

		6,568

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	160	242
6.637%, 04/01/2057	2,328	3,622

		3,864

Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	1,170	1,861

New York — 0.1%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	1,600	2,191

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Ser D, GO
1.823%, 08/01/2030	$2,205	$2,167
New York City, GO
Callable 08/01/2029 @ 100
3.000%, 08/01/2034	870	908
New York City, Transitional Finance Authority Future Tax Secured Revenue, Ser D-3, RB
Callable 11/01/2030 @ 100
2.400%, 11/01/2032	1,085	1,105
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.508%, 08/01/2037	1,670	2,237
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	2,795	3,007
New York State, Transportation Authority, Ser C2, RB
5.175%, 11/15/2049	480	668

		12,283

Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	689	1,098

Oregon — 0.0%
Oregon State, GO
5.762%, 06/01/2023	944	995

Texas — 0.0%
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,154	1,982
University of Texas, Ser B, RB
Callable 02/15/2049 @ 100
2.439%, 08/15/2049	585	591

		2,573

Virginia — 0.0%
University of Virginia, RB
Callable 03/01/2050 @ 100
2.256%, 09/01/2050	1,595	1,546
Virginia State, Housing Development Authority, Ser 2006-C, Cl CTFS, RB
6.000%, 06/25/2034	80	83

		1,629

Total Municipal Bonds
(Cost $26,953) ($ Thousands)		30,871

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P.
0.020% **†(H)	9,446,376	$9,434

Total Affiliated Partnership
(Cost $9,448) ($ Thousands)		9,434

CASH EQUIVALENT — 5.5%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	509,592,297	509,592

Total Cash Equivalent
(Cost $509,592) ($ Thousands)		509,592

Total Investments in Securities — 111.8%
(Cost $10,261,897) ($ Thousands)		$10,388,878

	Contracts
PURCHASED OPTIONS* — 0.0%
Total Purchased Options (I)
(Cost $1,510) ($ Thousands)	5,752	$1,556

PURCHASED SWAPTION* — 0.0%
Total Purchased Swaption (J)
(Cost $279) ($ Thousands)	9,470,000	$142

WRITTEN OPTIONS* — (0.0)%
Total Written Options (I)
(Premiums Received $3,239) ($ Thousands)	(12,682)	$(4,055)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

A list of the exchange traded option contracts held by the Fund at November 30, 2021 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)††	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
December 2021, Eurodollar Mid-Curve Option*	850	$65	$99.00	12/18/2021	$101
December 2021, Eurodollar Mid-Curve Option*	384	30	99.06	12/18/2021	29
June 2022, IMM EURO$ Future Option *	1,030	234	99.50	6/18/2022	322
March 2022, IMM EURO$ Future Option *	1,050	100	99.63	3/19/2022	98
January 2022, U.S. 5 Year Future Option*	720	148	121.00	12/18/2021	152

		577			702

Call Options
September 2022, Eurodollar Mid-Curve Option*	1,480	929	98.75	9/17/2022	851
March 2022, IMM EURO$ Future Option *	238	4	99.88	3/19/2022	3

		933			854

Total Purchased Options		$1,510			$1,556
WRITTEN OPTIONS — (0.0)%
Put Options
March 2022, Euro Future Option *	(238)	$(47)	99.75	03/19/22	$(44)
December 2021, Eurodollar Mid-Curve Option*	(1,234)	(24)	98.88	12/18/21	(54)
September 2022, Eurodollar Mid-Curve Option*	(1,480)	(373)	97.88	09/17/22	(518)
September 2022, Eurodollar Mid-Curve Option*	(705)	(606)	98.25	09/17/22	(551)
March 2022, IMM EURO$ Future Option *	(946)	(49)	99.38	03/19/22	(24)
June 2022, IMM EURO$ Future Option *	(1,030)	(62)	99.00	06/18/22	(84)
June 2023, IMM EURO$ Future Option *	(1,030)	(204)	97.00	06/17/23	(225)

		(1,365)			(1,500)

Call Options
December 2021, Eurodollar Mid-Curve Option*	(1,234)	(71)	99.38	12/18/21	(31)
September 2022, Eurodollar Mid-Curve Option*	(1,480)	(489)	99.00	09/17/22	(490)
September 2022, Eurodollar Mid-Curve Option*	(705)	(571)	98.25	09/17/22	(718)
March 2022, IMM EURO$ Future Option *	(238)	(41)	99.75	03/19/22	(27)
January 2022, U.S. 10 Year Future Option*	(67)	(42)	130.50	12/18/21	(57)
January 2022, U.S. 10 Year Future Option*	(241)	(68)	131.50	12/18/21	(94)
January 2022, U.S. 5 Year Future Option*	(299)	(81)	121.50	12/18/21	(117)
January 2022, U.S. 5 Year Future Option*	(920)	(195)	122.25	12/18/21	(194)
January 2022, U.S. 5 Year Future Option*	(409)	(141)	121.25	12/18/21	(214)
January 2022, U.S. Bond Future Option*	(81)	(113)	159.00	12/18/21	(300)
January 2022, U.S. Bond Future Option*	(345)	(62)	164.00	12/18/21	(313)

		(1,874)			(2,555)

Total Written Options		$(3,239)			$(4,055)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Core Fixed Income Fund (Continued)

A list of the open OTC swaption contracts held by the Fund at November 30, 2021, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTION — 0.0%
Put Swaptions
3Y30Y Put*	Bank of America Merrill Lynch	9,470,000	$2.75	01/20/2024	$142

A list of the open futures contracts held by the Fund at November 30, 2021 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
90-Day Euro$	411	Jun-2023	$101,971	$101,393	$(578)
90-Day Euro$	1,835	Dec-2022	455,056	454,507	(549)
90-Day Euro$	1,490	Dec-2023	368,523	366,689	(1,834)
U.S. 5-Year Treasury Note	479	Apr-2022	57,744	58,150	406
U.S. 10-Year Treasury Note	1,735	Mar-2022	224,382	226,959	2,577
U.S. Long Treasury Bond	1,531	Mar-2022	243,140	248,213	5,073
U.S. Ultra Long Treasury Bond	534	Mar-2022	103,252	107,100	3,848
Ultra 10-Year U.S. Treasury Note	2	Mar-2022	289	294	5
			1,554,357	1,563,305	8,948
Short Contracts
90-Day Euro$	(398)	Mar-2022	$(99,242)	$(99,221)	$21
90-Day Euro$	(1,572)	Dec-2021	(392,111)	(392,204)	(93)
Euro-Bund	(321)	Mar-2022	(62,768)	(62,901)	(189)
Euro-Bund	(80)	Dec-2021	(16,344)	(15,522)	70
U.S. 2-Year Treasury Note	(116)	Apr-2022	(25,341)	(25,373)	(32)
U.S. Long Treasury Bond	(121)	Mar-2022	(19,388)	(19,617)	(229)
Ultra 10-Year U.S. Treasury Note	(725)	Mar-2022	(104,789)	(106,496)	(1,707)
			(719,983)	(721,334)	(2,159)
			$834,374	$841,971	$6,789

A list of the open forward foreign currency contracts held by the Fund at November 30, 2021 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	01/18/22	EUR	4,260	USD	4,933	$129
Citigroup	01/18/22	EUR	500	USD	564	—
Citigroup	01/18/22	USD	2,284	EUR	1,970	(63)
Citigroup	01/18/22	USD	3,754	AUD	5,148	(103)
Citigroup	01/18/22	USD	8,925	CAD	11,210	(180)
Goldman Sachs	01/18/22	GBP	1,568	USD	2,140	64
Goldman Sachs	01/18/22	CNH	9,709	USD	1,488	(29)
Morgan Stanley	01/18/22	USD	6,684	CAD	8,390	(139)
Morgan Stanley	01/18/22	USD	7,420	BRL	41,156	(211)
						$(532)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2021 is as follows:

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-CDX.NA.IG.3712	Sell	1.00%	Quarterly	12/20/2026	(294,827)	$6,030	$6,819	$(789)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
USD-LIBOR-BBA	FIXED 0.19%	Semi-Annually	06/15/2022	USD	64,527	$(15)	$–	$(15)
1.20%	USD-LIBOR-BBA	Quarterly	02/15/2047	USD	4,144	422	22	400
1.225%	USD-LIBOR-BBA	Quarterly	02/15/2047	USD	1,991	192	1	191
1.72875%	USD LIBOR BBA (12M)	Annually	02/15/2047	USD	6,060	(429)	–	(429)
1.52% FIXED	USD SOFR COMPOUND	Annually	02/15/2047	USD	20,626	(534)	(25)	(509)
1.63% FIXED	CMENA IR 2/15/47 LIBOR	Quarterly	02/15/2047	USD	3,454	35	(16)	51
USD-LIBOR-BBA	1.60%	Quarterly	02/15/2047	USD	4,754	79	25	54
FIXED 0.80%	USD-LIBOR-BBA	Quarterly	11/15/2045	USD	1,640	295	71	224
1.00%	USD-LIBOR-BBA	Quarterly	02/15/2047	USD	7,040	1,016	76	940
1.20%	USD-LIBOR-BBA	Quarterly	10/07/2050	USD	8,946	983	43	940
2.00%	USD-LIBOR-BBA	Quarterly	06/03/2051	USD	881	(73)	9	(82)
2.05%	USD-LIBOR-BBA	Quarterly	06/07/2051	USD	2,650	(251)	(1)	(250)
1.67125% FIXED	CMENA IR 7/9/2051 LIBOR	Quarterly	07/09/2051	USD	7,784	(25)	(34)	9
1.8075%	3M USD LIBOR	Quarterly	07/24/2053	USD	2,390	(55)	–	(55)
3M USD LIBOR	1.7725%	Quarterly	07/24/2053	USD	4,780	(70)	–	(70)
2.00%	USD-LIBOR-BBA	Quarterly	02/15/2047	USD	14,031	(961)	90	(1,051)
3 MONTH USD - LIBOR	1.785%	Quarterly	07/24/2053	USD	3,535	(62)	–	(62)
USD-SOFRRATE	0.74%	Annually	08/19/2045	USD	4,960	676	–	676
USD CPI INDEX	2.77%	Annually	10/20/2031	USD	18,650	4	16	(12)
0.97%	USNY, GBLO	Annually	11/18/2023	USD	15,210	(107)	(60)	(47)
3 MONTH USD - LIBOR	0.0725%	Semi-Annually	07/24/2025	USD	28,610	(283)	–	(283)
3 MONTH USD - LIBOR	0.0255%	Semi-Annually	07/24/2025	USD	57,220	(618)	–	(618)
3 MONTH USD - LIBOR	0.0355%	Semi-Annually	07/24/2025	USD	42,325	(450)	–	(450)
FIXED 1.39	FLOAT	Semi-Annually	09/28/2025	USD	65,735	(270)	–	(270)
2.95%	USD-CPI INDEX	Annually	10/20/2026	USD	18,650	116	(10)	126
FIXED 0.56%	USD-SOFTRATE	Annually	07/20/2045	USD	7,490	1,292	91	1,201
GBLO, USNY	0.37%	Annually	11/18/2026	USD	15,210	292	184	108
0.71%	12M SOFR COMPOUNDING	Annually	05/15/2027	USD	26,488	495	65	430
1.35%	USD LIBOR BBA	Quarterly	02/15/2028	USD	109,383	156	38	118
USD-SOFR-OTS COMPOUND	0.13%	Annually	08/15/2028	USD	39,576	68	275	(207)
0.22%	SOFR-COMPOUNDING	Annually	08/15/2028	USD	15,938	(65)	(1)	(64)
1.20%	SOFR-COMPOUNDING	Annually	11/01/2028	USD	12,403	(38)	(1)	(37)
1.7334%	SOFR-COMPOUNDING	Annually	10/20/2031	USD	18,650	(171)	73	(244)
1.52%	SOFR COMPOUNDING	Annually	11/20/2026	USD	17,290	(88)	(22)	(66)
FLOAT	FIXED 1.87	Quarterly	09/28/2053	USD	5,610	(212)	–	(212)
						$1,344	$909	$435

Percentages are based on Net Assets of $9,293,847 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
†	Investment in Affiliated Security (see Note 6).
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.
(B)

Certain securities or partial positions of certain securities are on loan at November 30, 2021 (see Note 12). The total market value of securities on loan at November 30, 2021 was $9,977 ($ Thousands).

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2021, the value of these securities amounted to $1,462,377 ($ Thousands), representing 15.7% of the Net Assets of the Fund.

(D)	Perpetual security with no stated maturity date.
(E)	Security is in default on interest payment.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(G)	No interest rate available.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Core Fixed Income Fund (Concluded)

(H)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2021 was $9,434 ($ Thousands).
(I)	Refer to table below for details on Options Contracts.
(J)	Refer to table below for details on Swaption Contracts.

ACES — Alternative Credit Enhancement Securities
AID — Agency for International Development
ARM — Adjustable Rate Mortgage
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Offshore
DAC — Designated Activity Company
EUR — Euro
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multi-Family
GBP — British Pound Sterling
GNMA — Government National Mortgage Association
GO — General Obligation
ICE— Intercontinental Exchange
IO — Interest Only — face amount represents notional amount.
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
PO — Principal Only
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Finance Rate
STRIPS — Separately Traded Registered Interest and Principal Securities
TBA — To Be Announced
UMBS — Uniform Mortgage Backed Securities
USD — United States Dollar
VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	525,057	2,896,570	–	3,421,627
Corporate Obligations	–	2,729,865	–	2,729,865
Mortgage-Backed Securities	–	2,725,135	–	2,725,135
Asset-Backed Securities	–	749,899	–	749,899
Sovereign Debt	–	131,560	–	131,560
U.S. Government Agency Obligations	–	80,895	–	80,895
Municipal Bonds	–	30,871	–	30,871
Affiliated Partnership	–	9,434	–	9,434
Cash Equivalent	509,592	–	–	509,592
Total Investments in Securities	1,034,649	9,354,229	–	10,388,878

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	1,556	–	–	1,556
Purchased Swaptions	–	142	–	142
Written Options	(4,055)	–	–	(4,055)
Futures Contracts*
Unrealized Appreciation	12,000	–	–	12,000
Unrealized Depreciation	(5,211)	–	–	(5,211)
Forwards Contracts*
Unrealized Appreciation	–	193	–	193
Unrealized Depreciation	–	(725)	–	(725)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	5,468	–	5,468
Unrealized Depreciation	–	(5,033)	–	(5,033)
Credit Default Swaps*
Unrealized Depreciation	–	(789)	–	(789)
Total Other Financial Instruments	4,290	(744)	–	3,546

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$10,772	$134,050	$(135,372)	$—	$(16)	$9,434	9,446,376	$46	$—
SEI Daily Income Trust, Government Fund, Cl F	1,419,466	5,696,993	(6,606,867)	—	—	509,592	509,592,297	34	—
Totals	$1,430,238	$5,831,043	$(6,742,239)	$—	$(16)	$519,026		$80	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

High Yield Bond Fund

†	Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 72.2%
Communication Services — 12.9%
Altice Financing
5.750%, 08/15/2029 (A)	$1,409	$1,342
5.000%, 01/15/2028 (A)	6,791	6,349
Altice France
8.125%, 02/01/2027 (A)	1,461	1,558
5.500%, 10/15/2029 (A)	1,735	1,674
5.125%, 07/15/2029 (A)	1,818	1,728
Altice France Holding
10.500%, 05/15/2027 (A)	2,245	2,416
6.000%, 02/15/2028 (A)	2,612	2,439
AMC Entertainment Holdings
10.500%, 04/24/2026 (A)	61	64
10.000%cash/0% PIK, 06/15/2026 (A)	2,013	2,046
6.125%, 05/15/2027	680	490
5.750%, 06/15/2025	115	90
AMC Networks
4.250%, 02/15/2029	2,626	2,563
ANGI Group LLC
3.875%, 08/15/2028 (A)	2,292	2,177
Arches Buyer
6.125%, 12/01/2028 (A)	2,962	2,991
4.250%, 06/01/2028 (A)	378	374
Audacy Capital
6.750%, 03/31/2029 (A)	5,776	5,654
6.500%, 05/01/2027 (A)	375	366
Belo
7.250%, 09/15/2027	442	510
CCO Holdings LLC
5.375%, 06/01/2029 (A)	230	243

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.125%, 05/01/2027 (A)	$6,372	$6,559
5.000%, 02/01/2028 (A)	3,210	3,306
4.750%, 03/01/2030 (A)	1,685	1,726
4.500%, 08/15/2030 (A)	10,744	10,829
4.250%, 02/01/2031 (A)	6,044	5,954
4.250%, 01/15/2034 (A)	565	544
Cincinnati Bell
8.000%, 10/15/2025 (A)	160	166
7.000%, 07/15/2024 (A)	455	463
Cinemark USA
8.750%, 05/01/2025 (A)	191	203
5.250%, 07/15/2028 (A)	240	227
Clear Channel International BV
6.625%, 08/01/2025 (A)	887	915
Clear Channel Outdoor Holdings
7.750%, 04/15/2028 (A)	5,740	5,983
7.500%, 06/01/2029 (A)	817	839
Clear Channel Worldwide Holdings
5.125%, 08/15/2027 (A)	3,180	3,212
Consolidated Communications
6.500%, 10/01/2028 (A)	6,388	6,628
5.000%, 10/01/2028 (A)	539	531
CSC Holdings LLC
7.500%, 04/01/2028 (A)	2,140	2,271
6.500%, 02/01/2029 (A)	4,270	4,514
5.750%, 01/15/2030 (A)	4,869	4,769
4.625%, 12/01/2030 (A)	2,981	2,772
4.500%, 11/15/2031 (A)	1,631	1,578
3.375%, 02/15/2031 (A)	1,954	1,785
Cumulus Media New Holdings
6.750%, 07/01/2026 (A)	4,021	4,172
Diamond Sports Group LLC
6.625%, 08/15/2027 (A)	3,251	681
5.375%, 08/15/2026 (A)	8,771	3,881
Directv Financing LLC
5.875%, 08/15/2027 (A)	6,412	6,525
DISH DBS
7.750%, 07/01/2026	4,030	4,141
7.375%, 07/01/2028	5,647	5,534
5.875%, 07/15/2022	82	83
5.875%, 11/15/2024	4,621	4,674
5.750%, 12/01/2028 (A)	3,201	3,154
5.250%, 12/01/2026 (A)	4,712	4,667
5.125%, 06/01/2029	3,188	2,800
5.000%, 03/15/2023	2,935	2,982
DKT Finance ApS
9.375%, 06/17/2023 (A)	2,964	2,994
Frontier Communications
6.750%, 05/01/2029 (A)	475	489
5.875%, 10/15/2027 (A)	367	379
5.000%, 05/01/2028 (A)	2,104	2,110

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Frontier Communications Holdings LLC
6.000%, 01/15/2030 (A)	$1,247	$1,227
5.875%, 11/01/2029	1,408	1,384
Gannett Holdings LLC
6.000%, 11/01/2026 (A)	1,809	1,811
GCI LLC
4.750%, 10/15/2028 (A)	555	568
Getty Images
9.750%, 03/01/2027 (A)	2,175	2,290
Gray Escrow II
5.375%, 11/15/2031 (A)	3,722	3,730
Gray Television
7.000%, 05/15/2027 (A)	424	449
4.750%, 10/15/2030 (A)	2,199	2,119
iHeartCommunications
8.375%, 05/01/2027	1,860	1,957
6.375%, 05/01/2026	154	160
5.250%, 08/15/2027 (A)	1,877	1,905
4.750%, 01/15/2028 (A)	1,347	1,337
Iliad Holding SASU
7.000%, 10/15/2028 (A)	310	317
6.500%, 10/15/2026 (A)	2,196	2,246
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)(B)	3,562	1,745
8.500%, 10/15/2024 (A)(B)	3,082	1,549
5.500%, 08/01/2023 (B)	210	102
Intelsat Luxembourg
8.125%, 06/01/2023 (B)	1,010	5
ION Trading Technologies Sarl
5.750%, 05/15/2028 (A)	3,125	3,202
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	3,416	3,541
Level 3 Financing
5.375%, 05/01/2025	1,260	1,286
4.625%, 09/15/2027 (A)	2,269	2,298
4.250%, 07/01/2028 (A)	555	541
3.750%, 07/15/2029 (A)	535	497
3.625%, 01/15/2029 (A)	3,751	3,470
Live Nation Entertainment
6.500%, 05/15/2027 (A)	723	784
5.625%, 03/15/2026 (A)	466	479
4.875%, 11/01/2024 (A)	2,285	2,301
4.750%, 10/15/2027 (A)	1,959	1,959
3.750%, 01/15/2028 (A)	96	92
Lumen Technologies
5.625%, 04/01/2025	316	329
5.375%, 06/15/2029 (A)	1,391	1,355
5.125%, 12/15/2026 (A)	5,082	5,091
4.500%, 01/15/2029 (A)	190	179
4.000%, 02/15/2027 (A)	1,815	1,809
Match Group Holdings II LLC
3.625%, 10/01/2031 (A)	284	268

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
McGraw-Hill Education
5.750%, 08/01/2028 (A)	$4,595	$4,434
Meredith
6.875%, 02/01/2026	798	825
6.500%, 07/01/2025	275	293
Midas OpCo Holdings LLC
5.625%, 08/15/2029 (A)	300	302
Midcontinent Communications
5.375%, 08/15/2027 (A)	772	795
Millennium Escrow
6.625%, 08/01/2026 (A)	2,465	2,462
National CineMedia LLC
5.750%, 08/15/2026	1,381	1,081
Netflix
5.875%, 11/15/2028	713	853
5.375%, 11/15/2029 (A)	275	325
4.875%, 04/15/2028	1,022	1,156
4.875%, 06/15/2030 (A)	4,023	4,659
News
3.875%, 05/15/2029 (A)	318	313
Nexstar Broadcasting
5.625%, 07/15/2027 (A)	4,384	4,548
4.750%, 11/01/2028 (A)	3,553	3,548
Northwest Fiber LLC
4.750%, 04/30/2027 (A)	3,620	3,516
Photo Holdings Merger Sub
8.500%, 10/01/2026 (A)	905	908
Radiate Holdco LLC
6.500%, 09/15/2028 (A)	882	855
4.500%, 09/15/2026 (A)	882	876
ROBLOX
3.875%, 05/01/2030 (A)	2,280	2,286
Sable International Finance
5.750%, 09/07/2027 (A)	1,407	1,438
Salem Media Group
6.750%, 06/01/2024 (A)	5,605	5,605
Scripps Escrow
5.875%, 07/15/2027 (A)	190	195
Scripps Escrow II
5.375%, 01/15/2031 (A)	142	143
3.875%, 01/15/2029 (A)	2,667	2,650
Sinclair Television Group
5.125%, 02/15/2027 (A)	1,271	1,177
4.125%, 12/01/2030 (A)	6,280	5,699
Sirius XM Radio
5.500%, 07/01/2029 (A)	671	712
5.000%, 08/01/2027 (A)	3,081	3,172
4.125%, 07/01/2030 (A)	4,132	4,037
4.000%, 07/15/2028 (A)	1,267	1,253
SoftBank Group
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr + 4.226%(C)	950	932

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.125%, 09/19/2027	$799	$800
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	4,353	4,494
Sprint
7.875%, 09/15/2023	1,340	1,472
7.625%, 02/15/2025	7,075	8,101
7.625%, 03/01/2026	2,559	3,023
7.125%, 06/15/2024	1,605	1,798
Sprint Capital
8.750%, 03/15/2032	2,667	3,943
TEGNA
4.625%, 03/15/2028	2,684	2,673
Telecom Italia Capital
6.000%, 09/30/2034	2,199	2,215
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	3,800	3,916
Telesat Canada
6.500%, 10/15/2027 (A)	9,905	7,723
5.625%, 12/06/2026 (A)	1,655	1,518
4.875%, 06/01/2027 (A)	1,793	1,567
Terrier Media Buyer
8.875%, 12/15/2027 (A)	6,963	7,379
T-Mobile USA
4.750%, 02/01/2028	1,480	1,546
3.500%, 04/15/2031	1,725	1,753
3.375%, 04/15/2029	1,675	1,685
Trilogy International South Pacific LLC
8.875%, 05/15/2023 (A)	1,777	1,737
U.S. Cellular
6.700%, 12/15/2033	2,575	3,132
Univision Communications
6.625%, 06/01/2027 (A)	1,395	1,492
4.500%, 05/01/2029 (A)	692	692
Urban One
7.375%, 02/01/2028 (A)	9,901	10,081
Virgin Media Finance
5.000%, 07/15/2030 (A)	1,879	1,823
Virgin Media Secured Finance
5.500%, 05/15/2029 (A)	1,983	2,056
4.500%, 08/15/2030 (A)	757	740
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	2,543	2,506
Windstream Escrow LLC
7.750%, 08/15/2028 (A)	2,163	2,253
WMG Acquisition
3.750%, 12/01/2029 (A)	455	452
3.000%, 02/15/2031 (A)	741	698
Zayo Group Holdings
6.125%, 03/01/2028 (A)	865	814
4.000%, 03/01/2027 (A)	400	381

		350,007

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Discretionary — 11.3%
1011778 BC ULC / New Red Finance
4.375%, 01/15/2028 (A)	$1,977	$1,967
4.000%, 10/15/2030 (A)	3,630	3,469
3.875%, 01/15/2028 (A)	222	219
3.500%, 02/15/2029 (A)	163	157
Academy
6.000%, 11/15/2027 (A)	1,858	1,965
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (A)	690	691
Adient US LLC
9.000%, 04/15/2025 (A)	227	241
Adtalem Global Education
5.500%, 03/01/2028 (A)	3,240	3,121
American Axle & Manufacturing
6.875%, 07/01/2028	492	526
6.500%, 04/01/2027	540	560
6.250%, 03/15/2026	660	675
5.000%, 10/01/2029	360	342
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	4,000	4,035
3.875%, 11/15/2029 (A)	520	510
American Greetings
8.750%, 04/15/2025 (A)	5,700	5,857
Aramark Services
5.000%, 02/01/2028 (A)	695	698
Asbury Automotive Group
4.625%, 11/15/2029 (A)	920	926
4.500%, 03/01/2028	3,253	3,260
Ashton Woods USA LLC
6.625%, 01/15/2028 (A)	5,147	5,417
4.625%, 08/01/2029 (A)	1,553	1,537
Aston Martin Capital Holdings
10.500%, 11/30/2025 (A)	4,970	5,378
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(D)(E)	2,600	–
Avianca Holdings
9.000%, 03/31/2022 (A)	2,668	2,688
Bath & Body Works
9.375%, 07/01/2025 (A)	29	35
7.600%, 07/15/2037	60	71
7.500%, 06/15/2029	542	604
6.875%, 11/01/2035	75	90
6.750%, 07/01/2036	2,607	3,115
6.694%, 01/15/2027	149	168
6.625%, 10/01/2030 (A)	2,383	2,644
BCPE Ulysses Intermediate
7.750%cash/0% PIK, 04/01/2027 (A)	1,973	1,906
Boyne USA
4.750%, 05/15/2029 (A)	304	306
Brookfield Residential Properties
4.875%, 02/15/2030 (A)	1,081	1,077

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Caesars Entertainment
8.125%, 07/01/2027 (A)	$110	$121
6.250%, 07/01/2025 (A)	1,114	1,158
4.625%, 10/15/2029 (A)	2,460	2,399
Carnival
10.500%, 02/01/2026 (A)	1,254	1,430
9.875%, 08/01/2027 (A)	585	658
6.000%, 05/01/2029 (A)	9,555	9,286
5.750%, 03/01/2027 (A)	6,430	6,284
4.000%, 08/01/2028 (A)	353	343
Carrols Restaurant Group
5.875%, 07/01/2029 (A)	1,995	1,711
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	607	634
Cedar Fair
5.500%, 05/01/2025 (A)	285	294
5.375%, 06/01/2024	2,145	2,168
5.375%, 04/15/2027	25	25
5.250%, 07/15/2029	1,477	1,516
Cengage Learning
9.500%, 06/15/2024 (A)	4,545	4,590
Century Communities
6.750%, 06/01/2027	624	655
3.875%, 08/15/2029 (A)	1,696	1,671
Clarios Global
8.500%, 05/15/2027 (A)	1,415	1,489
6.750%, 05/15/2025 (A)	896	935
6.250%, 05/15/2026 (A)	2,042	2,122
Constellation Merger Sub
8.500%, 09/15/2025 (A)	443	421
Cooper-Standard Automotive
13.000%, 06/01/2024 (A)	533	576
5.625%, 11/15/2026 (A)	1,485	1,211
CSC Holdings LLC
5.875%, 09/15/2022	152	155
Dana
5.625%, 06/15/2028	1,933	2,034
5.375%, 11/15/2027	958	1,000
4.250%, 09/01/2030	705	701
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	4,159	4,097
eG Global Finance
8.500%, 10/30/2025 (A)	842	871
6.750%, 02/07/2025 (A)	4,935	4,972
Empire Resorts
7.750%, 11/01/2026 (A)	3,735	3,760
Fontainebleau Las Vegas
11.000%, 06/15/2015 (A)(B)(D)	3,481	–
Ford Motor
9.000%, 04/22/2025	445	541
Ford Motor Credit LLC
5.125%, 06/16/2025	1,285	1,389

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.113%, 05/03/2029	$1,790	$1,982
4.687%, 06/09/2025	1,245	1,320
4.542%, 08/01/2026	1,481	1,582
4.271%, 01/09/2027	485	513
4.134%, 08/04/2025	1,600	1,672
4.125%, 08/17/2027	2,815	2,970
4.063%, 11/01/2024	1,287	1,342
4.000%, 11/13/2030	2,463	2,583
3.810%, 01/09/2024	90	92
3.625%, 06/17/2031	5,430	5,539
3.375%, 11/13/2025	207	211
3.096%, 05/04/2023	448	456
2.700%, 08/10/2026	200	199
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	650	686
Gap
3.875%, 10/01/2031 (A)	108	103
3.625%, 10/01/2029 (A)	135	129
Goodyear Tire & Rubber
5.250%, 04/30/2031	514	542
5.250%, 07/15/2031 (A)	149	155
5.000%, 07/15/2029 (A)	227	237
GPS Hospitality Holding LLC
7.000%, 08/15/2028 (A)	1,510	1,367
Hanesbrands
4.625%, 05/15/2024 (A)	3,861	4,015
Hertz
0.000%, 10/15/2024	1,573	35
0.000%, 08/01/2026	715	46
0.000%, 01/15/2028	420	27
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	326	345
5.375%, 05/01/2025 (A)	114	118
3.750%, 05/01/2029 (A)	171	169
Hilton Worldwide Finance LLC
4.875%, 04/01/2027	318	326
Houghton Mifflin Harcourt Publishers
9.000%, 02/15/2025 (A)	3,890	4,104
IHO Verwaltungs GmbH
6.375%cash/0% PIK, 05/15/2029 (A)	835	903
6.000%cash/0% PIK, 05/15/2027 (A)	850	882
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2023	3,884	3,806
International Game Technology
6.500%, 02/15/2025 (A)	635	689
6.250%, 01/15/2027 (A)	2,805	3,086
5.250%, 01/15/2029 (A)	200	208
4.125%, 04/15/2026 (A)	200	204
IRB Holding
7.000%, 06/15/2025 (A)	205	216
6.750%, 02/15/2026 (A)	3,540	3,593

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Jaguar Land Rover Automotive
5.500%, 07/15/2029 (A)	$3,750	$3,681
KB Home
4.000%, 06/15/2031	920	929
Ken Garff Automotive LLC
4.875%, 09/15/2028 (A)	442	439
LBM Acquisition LLC
6.250%, 01/15/2029 (A)	3,425	3,278
LCM Investments Holdings II LLC
4.875%, 05/01/2029 (A)	3,379	3,366
Liberty Interactive LLC
8.250%, 02/01/2030	5,829	6,237
Lions Gate Capital Holdings LLC
5.500%, 04/15/2029 (A)	1,846	1,869
Lithia Motors
4.375%, 01/15/2031 (A)	2,455	2,562
3.875%, 06/01/2029 (A)	1,513	1,531
LSF9 Atlantis Holdings LLC
7.750%, 02/15/2026 (A)	4,245	4,262
Macy's Retail Holdings
5.125%, 01/15/2042	3,649	3,502
Macy's Retail Holdings LLC
5.875%, 04/01/2029 (A)	1,825	1,945
MajorDrive Holdings IV LLC
6.375%, 06/01/2029 (A)	6,005	5,750
Marriott Ownership Resorts
6.125%, 09/15/2025 (A)	191	198
4.500%, 06/15/2029 (A)	72	71
Mattamy Group
4.625%, 03/01/2030 (A)	2,872	2,847
Mattel
5.875%, 12/15/2027 (A)	300	320
3.750%, 04/01/2029 (A)	183	187
3.375%, 04/01/2026 (A)	144	146
Meritage Homes
3.875%, 04/15/2029 (A)	1,843	1,892
MGM Resorts International
6.750%, 05/01/2025	1,984	2,066
6.000%, 03/15/2023	1,615	1,681
5.750%, 06/15/2025	261	275
Michaels
7.875%, 05/01/2029 (A)	3,580	3,553
5.250%, 05/01/2028 (A)	2,430	2,404
Midwest Gaming Borrower LLC
4.875%, 05/01/2029 (A)	2,219	2,199
NCL
12.250%, 05/15/2024 (A)	1,193	1,410
Neiman Marcus Group (Escrow Security)
0.000%, 10/15/2022 (D)(F)	2,835	1,015
Newell Brands
5.875%, 04/01/2036	1,478	1,804
4.875%, 06/01/2025	75	81

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.700%, 04/01/2026	$690	$739
Peninsula Pacific Entertainment LLC
8.500%, 11/15/2027 (A)	9,104	9,846
PetSmart
7.750%, 02/15/2029 (A)	1,001	1,070
4.750%, 02/15/2028 (A)	929	940
PM General Purchaser LLC
9.500%, 10/01/2028 (A)	543	556
Royal Caribbean Cruises
9.125%, 06/15/2023 (A)	1,222	1,296
5.500%, 08/31/2026 (A)	1,366	1,332
5.500%, 04/01/2028 (A)	2,246	2,184
Royal Caribbean Cruises Ltd
11.500%, 06/01/2025 (A)	437	488
10.875%, 06/01/2023 (A)	253	275
Service International
7.500%, 04/01/2027	867	1,038
5.125%, 06/01/2029	82	87
4.625%, 12/15/2027	970	1,010
4.000%, 05/15/2031	132	132
3.375%, 08/15/2030	278	265
Shea Homes
4.750%, 02/15/2028 (A)	1,081	1,078
4.750%, 04/01/2029 (A)	1,323	1,316
Six Flags Entertainment
5.500%, 04/15/2027 (A)	110	112
4.875%, 07/31/2024 (A)	3,778	3,806
Six Flags Theme Parks
7.000%, 07/01/2025 (A)	1,287	1,354
Sonic Automotive
4.875%, 11/15/2031 (A)	1,584	1,552
4.625%, 11/15/2029 (A)	1,452	1,430
Specialty Building Products Holdings LLC
6.375%, 09/30/2026 (A)	3,062	3,173
Speedway Motorsports LLC
4.875%, 11/01/2027 (A)	1,360	1,387
SRS Distribution
6.125%, 07/01/2029 (A)	2,616	2,623
6.000%, 12/01/2029 (A)	1,650	1,631
4.625%, 07/01/2028 (A)	1,517	1,521
Staples
10.750%, 04/15/2027 (A)	5,190	4,723
7.500%, 04/15/2026 (A)	2,659	2,640
Station Casinos LLC
4.500%, 02/15/2028 (A)	775	775
StoneMor
8.500%, 05/15/2029 (A)	2,435	2,508
Studio City Finance
5.000%, 01/15/2029 (A)	4,170	3,774
Sugarhouse HSP Gaming Prop Mezz LP
5.875%, 05/15/2025 (A)	3,790	3,782

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Superior Plus
4.500%, 03/15/2029 (A)	$368	$375
Tempur Sealy International
4.000%, 04/15/2029 (A)	714	709
3.875%, 10/15/2031 (A)	209	202
Tenneco
7.875%, 01/15/2029 (A)	242	259
5.375%, 12/15/2024	300	296
5.125%, 04/15/2029 (A)	4,237	4,080
5.000%, 07/15/2026	4,192	4,002
Vail Resorts
6.250%, 05/15/2025 (A)	981	1,025
Vista Outdoor
4.500%, 03/15/2029 (A)	2,097	2,092
Wheel Pros
6.500%, 05/15/2029 (A)	3,825	3,726
White Capital Buyer LLC
6.875%, 10/15/2028 (A)	188	192
White Capital Parent LLC
8.250%cash/0% PIK, 03/15/2026 (A)	4,090	4,141
Wolverine Escrow LLC
13.125%, 11/15/2027 (A)	180	117
9.000%, 11/15/2026 (A)	960	905
8.500%, 11/15/2024 (A)	145	136
Wynn Las Vegas LLC
5.500%, 03/01/2025 (A)	1,746	1,749
5.250%, 05/15/2027 (A)	60	59
4.250%, 05/30/2023 (A)	245	245
Wynn Resorts Finance LLC
7.750%, 04/15/2025 (A)	1,825	1,902
5.125%, 10/01/2029 (A)	656	641
Yum! Brands
7.750%, 04/01/2025 (A)	180	190
6.875%, 11/15/2037	1,840	2,300
5.350%, 11/01/2043	180	196
4.625%, 01/31/2032	396	405
3.625%, 03/15/2031	1,266	1,228

		315,039

Consumer Staples — 6.5%
180 Medical
3.875%, 10/15/2029 (A)	414	407
AHP Health Partners
5.750%, 07/15/2029 (A)	276	270
Akumin
7.000%, 11/01/2025 (A)	2,895	2,721
Akumin Escrow
7.500%, 08/01/2028 (A)	3,080	2,872
Albertsons
5.875%, 02/15/2028 (A)	161	169
4.875%, 02/15/2030 (A)	285	303
4.625%, 01/15/2027 (A)	3,572	3,703

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 03/15/2029 (A)	$676	$670
3.250%, 03/15/2026 (A)	350	349
Allied Universal Holdco LLC
6.625%, 07/15/2026 (A)	330	339
4.625%, 06/01/2028 (A)	684	662
Bausch Health
9.000%, 12/15/2025 (A)	3,430	3,580
7.250%, 05/30/2029 (A)	295	280
7.000%, 01/15/2028 (A)	1,830	1,766
6.250%, 02/15/2029 (A)	6,429	5,827
6.125%, 04/15/2025 (A)	3,195	3,227
5.500%, 11/01/2025 (A)	1,360	1,375
5.250%, 01/30/2030 (A)	6,887	5,906
5.250%, 02/15/2031 (A)	2,162	1,855
5.000%, 01/30/2028 (A)	672	598
5.000%, 02/15/2029 (A)	455	390
4.875%, 06/01/2028 (A)	2,253	2,219
Bausch Health Americas
9.250%, 04/01/2026 (A)	365	382
8.500%, 01/31/2027 (A)	583	600
Central Garden & Pet
5.125%, 02/01/2028	1,515	1,573
4.125%, 10/15/2030	332	332
Chobani LLC
7.500%, 04/15/2025 (A)	1,270	1,313
4.625%, 11/15/2028 (A)	3,912	3,971
Coty
6.500%, 04/15/2026 (A)	6,765	6,917
5.000%, 04/15/2026 (A)	306	312
4.750%, 01/15/2029 (A)	3,460	3,421
CPI CG
8.625%, 03/15/2026 (A)	1,470	1,562
Edgewell Personal Care
5.500%, 06/01/2028 (A)	565	589
4.125%, 04/01/2029 (A)	217	214
Energizer Holdings
4.750%, 06/15/2028 (A)	536	529
4.375%, 03/31/2029 (A)	1,831	1,737
Envision Healthcare
8.750%, 10/15/2026 (A)	4,425	2,688
Garda World Security
9.500%, 11/01/2027 (A)	565	589
6.000%, 06/01/2029 (A)	429	406
Global Medical Response
6.500%, 10/01/2025 (A)	4,194	4,194
Grifols Escrow Issuer
4.750%, 10/15/2028 (A)	200	198
High Ridge Brands (Escrow Security)
0.821%, 03/15/2025	800	–
JBS USA LUX
5.500%, 01/15/2030 (A)	2,347	2,518

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kraft Heinz Foods
5.000%, 06/04/2042	$4,494	$5,484
Kronos Acquisition Holdings
7.000%, 12/31/2027 (A)	3,341	3,207
Lamb Weston Holdings
4.875%, 05/15/2028 (A)	218	231
4.375%, 01/31/2032 (A)	176	175
4.125%, 01/31/2030 (A)	2,660	2,653
Legacy LifePoint Health LLC
6.750%, 04/15/2025 (A)	612	636
4.375%, 02/15/2027 (A)	9,158	9,016
LifePoint Health
5.375%, 01/15/2029 (A)	2,749	2,648
Mozart Debt Merger Sub
5.250%, 10/01/2029 (A)	4,550	4,544
3.875%, 04/01/2029 (A)	5,782	5,710
MPH Acquisition Holdings LLC
5.750%, 11/01/2028 (A)	2,801	2,502
NESCO Holdings II
5.500%, 04/15/2029 (A)	322	327
New Albertsons
8.700%, 05/01/2030	2,229	2,742
8.000%, 05/01/2031	805	958
Organon Finance 1 LLC
5.125%, 04/30/2031 (A)	1,126	1,150
4.125%, 04/30/2028 (A)	2,190	2,185
PECF USS Intermediate Holding III
8.000%, 11/15/2029 (A)	3,060	3,115
Performance Food Group
6.875%, 05/01/2025 (A)	80	84
5.500%, 10/15/2027 (A)	565	582
4.250%, 08/01/2029 (A)	450	433
Post Holdings
5.750%, 03/01/2027 (A)	1,015	1,045
5.625%, 01/15/2028 (A)	1,800	1,853
5.500%, 12/15/2029 (A)	857	886
4.625%, 04/15/2030 (A)	234	231
Prime Security Services Borrower LLC
5.750%, 04/15/2026 (A)	1,928	2,039
3.375%, 08/31/2027 (A)	1,085	1,027
Radiology Partners
9.250%, 02/01/2028 (A)	1,514	1,544
Rite Aid
8.000%, 11/15/2026 (A)	2,564	2,549
7.700%, 02/15/2027	1,710	1,496
7.500%, 07/01/2025 (A)	7,044	7,026
RP Escrow Issuer LLC
5.250%, 12/15/2025 (A)	205	202
Sabre Global
9.250%, 04/15/2025 (A)	168	187
7.375%, 09/01/2025 (A)	570	590

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sigma Holdco BV
7.875%, 05/15/2026 (A)	$6,999	$6,777
Simmons Foods
4.625%, 03/01/2029 (A)	4,580	4,515
Sotheby's
5.875%, 06/01/2029 (A)	842	845
Spectrum Brands
5.750%, 07/15/2025	45	46
5.500%, 07/15/2030 (A)	416	443
5.000%, 10/01/2029 (A)	630	663
3.875%, 03/15/2031 (A)	172	165
Team Health Holdings
6.375%, 02/01/2025 (A)	5,919	5,181
Triton Water Holdings
6.250%, 04/01/2029 (A)	4,422	4,294
Turning Point Brands
5.625%, 02/15/2026 (A)	2,040	2,071
US Acute Care Solutions LLC
6.375%, 03/01/2026 (A)	1,073	1,098
US Foods
4.625%, 06/01/2030 (A)	230	231
US Renal Care
10.625%, 07/15/2027 (A)	3,590	3,671
Vector Group
10.500%, 11/01/2026 (A)	5,290	5,447
5.750%, 02/01/2029 (A)	1,715	1,631

		179,668

Energy — 10.7%
Aethon United BR
8.250%, 02/15/2026 (A)	1,750	1,851
Antero Midstream Partners
7.875%, 05/15/2026 (A)	718	769
5.750%, 03/01/2027 (A)	2,721	2,736
5.750%, 01/15/2028 (A)	342	351
5.375%, 06/15/2029 (A)	360	364
Antero Resources
8.375%, 07/15/2026 (A)	1,588	1,761
7.625%, 02/01/2029 (A)	2,653	2,909
5.375%, 03/01/2030 (A)	158	163
Apache
5.100%, 09/01/2040	3,835	4,158
4.875%, 11/15/2027	959	1,021
4.625%, 11/15/2025	72	76
4.375%, 10/15/2028	451	475
Archrock Partners
6.250%, 04/01/2028 (A)	3,533	3,621
Ascent Resources Utica Holdings LLC
9.000%, 11/01/2027 (A)	1,106	1,488
8.250%, 12/31/2028 (A)	4,373	4,610
7.000%, 11/01/2026 (A)	1,236	1,255
5.875%, 06/30/2029 (A)	2,166	2,134

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Baytex Energy
8.750%, 04/01/2027 (A)	$570	$586
Blue Racer Midstream LLC
7.625%, 12/15/2025 (A)	3,959	4,167
Buckeye Partners
4.500%, 03/01/2028 (A)	590	572
4.125%, 03/01/2025 (A)	350	352
4.125%, 12/01/2027	240	237
California Resources
7.125%, 02/01/2026 (A)	530	546
Cheniere Energy
4.625%, 10/15/2028	1,682	1,732
Cheniere Energy Partners
4.500%, 10/01/2029	8,411	8,841
4.000%, 03/01/2031 (A)	1,034	1,055
3.250%, 01/31/2032 (A)	1,059	1,029
Chesapeake Energy
5.500%, 02/01/2026 (A)	299	310
Chesapeake Energy (Escrow Security)
0.000%, 12/31/2049 (D)	6,045	87
Citgo Holding
9.250%, 08/01/2024 (A)	8,614	8,399
CITGO Petroleum
6.375%, 06/15/2026 (A)	263	263
CNX Midstream Partners
4.750%, 04/15/2030 (A)	952	938
CNX Resources
7.250%, 03/14/2027 (A)	3,535	3,732
6.000%, 01/15/2029 (A)	1,522	1,557
Colgate Energy Partners III LLC
5.875%, 07/01/2029 (A)	2,657	2,637
Comstock Resources
7.500%, 05/15/2025 (A)	314	322
6.750%, 03/01/2029 (A)	4,326	4,499
5.875%, 01/15/2030 (A)	242	242
Continental Resources
5.750%, 01/15/2031 (A)	2,314	2,695
CQP Holdco
5.500%, 06/15/2031 (A)	3,450	3,497
Crestwood Midstream Partners
5.750%, 04/01/2025	615	617
CrownRock
5.625%, 10/15/2025 (A)	2,716	2,728
DCP Midstream Operating
8.125%, 08/16/2030	1,990	2,662
5.625%, 07/15/2027	750	838
5.375%, 07/15/2025	268	286
5.125%, 05/15/2029	896	994
3.250%, 02/15/2032	315	315
Delek Logistics Partners
6.750%, 05/15/2025	1,462	1,469

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Devon Energy
7.950%, 04/15/2032	$1,327	$1,860
DT Midstream
4.375%, 06/15/2031 (A)	2,445	2,430
4.125%, 06/15/2029 (A)	4,323	4,296
Encino Acquisition Partners Holdings LLC
8.500%, 05/01/2028 (A)	4,413	4,446
Endeavor Energy Resources
6.625%, 07/15/2025 (A)	412	433
Energy Transfer
5.500%, 06/01/2027	2,863	3,106
EnLink Midstream LLC
5.625%, 01/15/2028 (A)	185	190
5.375%, 06/01/2029	4,411	4,433
EnLink Midstream Partners
4.850%, 07/15/2026	140	144
4.400%, 04/01/2024	620	639
4.150%, 06/01/2025	445	455
Enviva Partners
6.500%, 01/15/2026 (A)	3,562	3,676
EQM Midstream Partners
6.500%, 07/01/2027 (A)	1,116	1,205
6.500%, 07/15/2048	3,042	3,531
6.000%, 07/01/2025 (A)	1,221	1,298
5.500%, 07/15/2028	61	65
4.750%, 01/15/2031 (A)	357	361
4.500%, 01/15/2029 (A)	901	894
EQT
7.500%, 02/01/2030	845	1,066
6.625%, 02/01/2025	2,565	2,863
3.900%, 10/01/2027	230	240
Equities
5.000%, 01/15/2029	162	177
3.625%, 05/15/2031 (A)	1,367	1,393
3.125%, 05/15/2026 (A)	198	198
Exterran Energy Solutions
8.125%, 05/01/2025	3,672	3,406
Genesis Energy
8.000%, 01/15/2027	1,727	1,712
7.750%, 02/01/2028	1,978	1,934
6.500%, 10/01/2025	40	39
6.250%, 05/15/2026	70	67
Great Western Petroleum LLC
12.000%, 09/01/2025 (A)	1,998	2,071
Gulfport Energy
8.000%, 05/17/2026	457	491
Gulfport Energy (Escrow Securities)
0.000%, 10/15/2024	470	22
0.000%, 05/15/2025 (D)	311	15
0.000%, 01/15/2026	780	37
Gulfport Energy Operating
8.000%, 05/17/2026 (A)	3,470	3,730

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Harvest Midstream I
7.500%, 09/01/2028 (A)	$3,350	$3,471
Hess Midstream Operations
5.625%, 02/15/2026 (A)	600	614
4.250%, 02/15/2030 (A)	315	305
ITT Holdings LLC
6.500%, 08/01/2029 (A)	4,175	4,042
Laredo Petroleum
10.125%, 01/15/2028	1,398	1,426
9.500%, 01/15/2025	4,007	3,987
7.750%, 07/31/2029 (A)	1,349	1,276
Marathon Oil
6.600%, 10/01/2037	2,560	3,385
MEG Energy
7.125%, 02/01/2027 (A)	585	598
6.500%, 01/15/2025 (A)	745	753
Moss Creek Resources Holdings
10.500%, 05/15/2027 (A)	3,328	3,128
7.500%, 01/15/2026 (A)	3,719	3,276
Motiva Enterprises
6.850%, 01/15/2040 (A)	1,713	2,147
Nabors Industries
7.250%, 01/15/2026 (A)	147	126
5.750%, 02/01/2025	510	426
New Fortress Energy
6.750%, 09/15/2025 (A)	983	944
6.500%, 09/30/2026 (A)	3,485	3,294
NGL Energy Operating LLC
7.500%, 02/01/2026 (A)	5,759	5,718
NGL Energy Partners
7.500%, 11/01/2023	4,769	4,544
7.500%, 04/15/2026	670	557
6.125%, 03/01/2025	5,241	4,358
Northern Oil and Gas
8.125%, 03/01/2028 (A)	3,964	4,107
NuStar Logistics
6.375%, 10/01/2030	1,092	1,163
6.000%, 06/01/2026	485	513
5.750%, 10/01/2025	207	219
5.625%, 04/28/2027	80	82
Oasis Midstream Partners
8.000%, 04/01/2029 (A)	564	601
Oasis Petroleum
6.375%, 06/01/2026 (A)	184	189
Occidental Petroleum
8.875%, 07/15/2030	3,431	4,506
8.500%, 07/15/2027	1,900	2,306
8.000%, 07/15/2025	1,262	1,437
6.625%, 09/01/2030	1,631	1,957
6.450%, 09/15/2036	775	962
6.375%, 09/01/2028	2,896	3,301
6.125%, 01/01/2031	5,328	6,209

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.875%, 09/01/2025	$291	$313
5.500%, 12/01/2025	3,921	4,192
4.625%, 06/15/2045	1,445	1,459
4.500%, 07/15/2044	155	155
3.400%, 04/15/2026	1,387	1,374
3.200%, 08/15/2026	4,728	4,645
3.125%, 02/15/2022	1	–
PBF Holding LLC
9.250%, 05/15/2025 (A)	2,380	2,220
7.250%, 06/15/2025	1,645	1,100
6.000%, 02/15/2028	129	77
Peabody Energy
6.375%, 03/31/2025 (A)	1,094	996
Precision Drilling
7.125%, 01/15/2026 (A)	325	327
6.875%, 01/15/2029 (A)	57	55
Range Resources
8.250%, 01/15/2029 (A)	189	208
4.875%, 05/15/2025	685	699
Rockcliff Energy II LLC
5.500%, 10/15/2029 (A)	1,563	1,578
Seventy Seven Operating LLC (Escrow Security)
6.625%, 11/15/2019 (B)(D)	2,787	–
Shelf Drilling Holdings
8.875%, 11/15/2024 (A)	625	644
8.250%, 02/15/2025 (A)	3,000	2,100
SM Energy
6.625%, 01/15/2027	1,895	1,904
6.500%, 07/15/2028	110	111
5.625%, 06/01/2025	2,235	2,213
Southwestern Energy
8.375%, 09/15/2028	50	55
7.750%, 10/01/2027	1,225	1,313
5.375%, 03/15/2030	490	510
Strathcona Resources
6.875%, 08/01/2026 (A)	2,510	2,466
Summit Midstream Holdings LLC
8.500%, 10/15/2026 (A)	684	689
5.750%, 04/15/2025	2,488	2,196
Sunoco
5.875%, 03/15/2028	2,791	2,917
4.500%, 05/15/2029	427	421
4.500%, 04/30/2030 (A)	536	531
Tallgrass Energy Partners
7.500%, 10/01/2025 (A)	875	928
6.000%, 03/01/2027 (A)	3,175	3,254
6.000%, 12/31/2030 (A)	5,008	4,949
6.000%, 09/01/2031 (A)	1,386	1,341
5.500%, 01/15/2028 (A)	115	112
Targa Resources Partners
6.875%, 01/15/2029	516	572

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.500%, 07/15/2027	$559	$595
5.875%, 04/15/2026	760	788
5.500%, 03/01/2030	540	587
5.375%, 02/01/2027	65	66
5.000%, 01/15/2028	3,156	3,263
4.875%, 02/01/2031	647	694
4.000%, 01/15/2032 (A)	303	313
TerraForm Power Operating LLC
4.750%, 01/15/2030 (A)	225	228
Transocean
11.500%, 01/30/2027 (A)	2,381	2,238
8.000%, 02/01/2027 (A)	2,645	1,814
7.500%, 04/15/2031	1,580	879
Transocean Guardian
5.875%, 01/15/2024 (A)	2,108	1,982
Transocean Pontus
6.125%, 08/01/2025 (A)	2,559	2,510
Transocean Proteus
6.250%, 12/01/2024 (A)	1,612	1,595
USA Compression Partners
6.875%, 09/01/2027	3,650	3,743
Venture Global Calcasieu Pass LLC
4.125%, 08/15/2031 (A)	435	445
3.875%, 08/15/2029 (A)	435	437
3.875%, 11/01/2033 (A)	960	962
Vine Energy Holdings LLC
6.750%, 04/15/2029 (A)	774	824
Weatherford International
6.500%, 09/15/2028 (A)	3,735	3,837
Western Midstream Operating
6.500%, 02/01/2050	3,489	3,985

		297,205

Financials — 6.8%
Acrisure LLC
7.000%, 11/15/2025 (A)	2,788	2,764
4.250%, 02/15/2029 (A)	2,601	2,424
Advisor Group Holdings
10.750%, 08/01/2027 (A)	3,076	3,346
Air Methods
8.000%, 05/15/2025 (A)	10,188	7,909
Alliant Holdings Intermediate LLC
5.875%, 11/01/2029 (A)	2,135	2,080
Apollo Commercial Real Estate Finance
4.625%, 06/15/2029 (A)	1,369	1,301
AssuredPartners
5.625%, 01/15/2029 (A)	1,859	1,785
Asteroid Private Merger Sub
8.500%, 11/15/2029 (A)	1,550	1,593
Bank of America
5.875%, VAR ICE LIBOR USD 3 Month + 2.931%(C)	1,301	1,421

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Barclays
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.842%(C)	$2,760	$2,960
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.867%(C)	1,250	1,339
BroadStreet Partners
5.875%, 04/15/2029 (A)	3,795	3,681
Brookfield Property
5.750%, 05/15/2026 (A)	3,985	4,096
Brookfield Property REIT
4.500%, 04/01/2027 (A)	6,676	6,342
Citigroup
5.000%, VAR United States Secured Overnight Financing Rate + 3.813%(C)	5,285	5,391
Coinbase Global
3.625%, 10/01/2031 (A)	5,548	5,146
3.375%, 10/01/2028 (A)	3,020	2,839
Finance of America Funding LLC
7.875%, 11/15/2025 (A)	7,446	7,204
Freedom Mortgage
8.250%, 04/15/2025 (A)	5,175	5,149
8.125%, 11/15/2024 (A)	3,492	3,468
7.625%, 05/01/2026 (A)	360	348
6.625%, 01/15/2027 (A)	2,210	2,077
HAT Holdings I LLC
6.000%, 04/15/2025 (A)	1,969	2,038
3.750%, 09/15/2030 (A)	3,392	3,323
Home Point Capital
5.000%, 02/01/2026 (A)	1,490	1,379
HSBC Holdings PLC
4.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.649%(C)	1,377	1,360
HUB International
5.625%, 12/01/2029 (A)	1,420	1,417
Hunt
5.250%, 04/15/2029 (A)	2,819	2,742
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	1,415	1,569
Issuer LLC
6.250%, 03/01/2028 (A)	1,299	1,341
Jane Street Group
4.500%, 11/15/2029 (A)	1,747	1,744
JPMorgan Chase
5.000%, VAR United States Secured Overnight Financing Rate + 3.380%(C)	1,299	1,325
4.000%, VAR United States Secured Overnight Financing Rate + 2.745%(C)	2,633	2,607

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ladder Capital Finance Holdings LLLP
5.250%, 10/01/2025 (A)	$1,046	$1,051
4.750%, 06/15/2029 (A)	2,462	2,450
4.250%, 02/01/2027 (A)	1,864	1,853
LD Holdings Group LLC
6.500%, 11/01/2025 (A)	2,357	2,253
6.125%, 04/01/2028 (A)	2,712	2,489
Lloyds Banking Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.760%(C)	3,250	3,526
LPL Holdings
4.625%, 11/15/2027 (A)	4,428	4,539
4.375%, 05/15/2031 (A)	149	150
MGM Growth Properties Operating Partnership
5.750%, 02/01/2027	357	404
5.625%, 05/01/2024	315	337
4.625%, 06/15/2025 (A)	411	438
4.500%, 09/01/2026	225	241
4.500%, 01/15/2028	175	188
3.875%, 02/15/2029 (A)	396	416
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	4,198	4,282
5.625%, 01/15/2030 (A)	1,503	1,420
Morgan Stanley
5.300%, VAR ICE LIBOR USD 3 Month + 3.160%(C)	872	898
Nationstar Mortgage Holdings
6.000%, 01/15/2027 (A)	2,312	2,387
5.750%, 11/15/2031 (A)	465	454
5.500%, 08/15/2028 (A)	4,120	4,105
5.125%, 12/15/2030 (A)	1,582	1,521
Navient
5.500%, 03/15/2029	2,370	2,337
New Residential Investment
6.250%, 10/15/2025 (A)	5,937	5,855
NFP
6.875%, 08/15/2028 (A)	1,890	1,872
4.875%, 08/15/2028 (A)	1,101	1,085
OneMain Finance
7.125%, 03/15/2026	3,300	3,709
6.625%, 01/15/2028	500	554
5.375%, 11/15/2029	1,858	1,955
4.000%, 09/15/2030	4,793	4,625
3.500%, 01/15/2027	137	132
PennyMac Financial Services
5.750%, 09/15/2031 (A)	830	807
5.375%, 10/15/2025 (A)	1,265	1,271
4.250%, 02/15/2029 (A)	295	271
Rocket Mortgage LLC
4.000%, 10/15/2033 (A)	105	103
3.875%, 03/01/2031 (A)	1,025	1,012

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.625%, 03/01/2029 (A)	$1,025	$1,002
2.875%, 10/15/2026 (A)	315	307
Saracen Development LLC
14.000%cash/0% PIK, 10/15/2025 (A)(F)	3,762	4,165
Sitka Holdings LLC
5.250%, VAR ICE LIBOR USD 3 Month + 4.500%, 07/06/2026 (A)	4,994	5,092
Starwood Property Trust
5.500%, 11/01/2023 (A)	2,170	2,235
3.625%, 07/15/2026 (A)	190	188
Trilogy
10.000%, 05/15/2023 (D)(F)	60	60
United Wholesale Mortgage LLC
5.750%, 06/15/2027 (A)	2,195	2,157
VistaJet Malta Finance
10.500%, 06/01/2024 (A)	6,588	7,049
Voya Financial
4.700%, VAR ICE LIBOR USD 3 Month + 2.084%, 01/23/2048	1,183	1,227
WeWork
7.875%, 05/01/2025 (A)	5,225	5,107

		185,087

Health Care — 3.8%
Acadia Healthcare
5.500%, 07/01/2028 (A)	1,201	1,251
5.000%, 04/15/2029 (A)	232	236
Avantor Funding
4.625%, 07/15/2028 (A)	828	855
3.875%, 11/01/2029 (A)	3,700	3,695
Catalent Pharma Solutions
3.125%, 02/15/2029 (A)	2,546	2,428
Centene
4.625%, 12/15/2029	2,403	2,571
4.250%, 12/15/2027	3,643	3,780
3.375%, 02/15/2030	300	302
2.500%, 03/01/2031	2,695	2,582
CHS
8.000%, 03/15/2026 (A)	170	178
6.875%, 04/01/2028 (A)	3,888	3,645
6.875%, 04/15/2029 (A)	2,498	2,455
6.125%, 04/01/2030 (A)	1,261	1,207
6.000%, 01/15/2029 (A)	440	458
5.625%, 03/15/2027 (A)	420	431
4.750%, 02/15/2031 (A)	1,971	1,941
DaVita
4.625%, 06/01/2030 (A)	310	306
3.750%, 02/15/2031 (A)	5,969	5,535
Emergent BioSolutions
3.875%, 08/15/2028 (A)	1,813	1,722

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Encompass Health
4.750%, 02/01/2030	$2,499	$2,515
4.625%, 04/01/2031	80	80
4.500%, 02/01/2028	1,190	1,202
Endo DAC
9.500%, 07/31/2027 (A)	2,088	2,102
6.000%, 06/30/2028 (A)	2,068	1,582
Endo Luxembourg Finance I Sarl
6.125%, 04/01/2029 (A)	1,905	1,866
HCA
5.875%, 02/15/2026	6,955	7,793
5.875%, 02/01/2029	720	845
5.625%, 09/01/2028	445	514
5.375%, 02/01/2025	3,365	3,670
5.375%, 09/01/2026	460	513
3.500%, 09/01/2030	2,710	2,821
HealthEquity
4.500%, 10/01/2029 (A)	108	107
Hill-Rom Holdings
4.375%, 09/15/2027 (A)	190	197
Hologic
3.250%, 02/15/2029 (A)	1,012	993
IQVIA
5.000%, 10/15/2026 (A)	1,440	1,472
Jaguar Holding II
5.000%, 06/15/2028 (A)	150	161
4.625%, 06/15/2025 (A)	152	157
Jazz Securities DAC
4.375%, 01/15/2029 (A)	334	340
Lannett
7.750%, 04/15/2026 (A)	4,085	3,084
Mallinckrodt International Finance
5.625%, 10/15/2023 (A)(B)	850	482
5.500%, 04/15/2025 (A)(B)	595	353
MEDNAX
6.250%, 01/15/2027 (A)	1,570	1,639
ModivCare Escrow Issuer
5.000%, 10/01/2029 (A)	1,315	1,305
Molina Healthcare
4.375%, 06/15/2028 (A)	1,960	1,985
Option Care Health
4.375%, 10/31/2029 (A)	1,140	1,135
Owens & Minor
4.500%, 03/31/2029 (A)	398	403
Par Pharmaceutical
7.500%, 04/01/2027 (A)	5,365	5,409
Prestige Brands
5.125%, 01/15/2028 (A)	370	384
Syneos Health
3.625%, 01/15/2029 (A)	3,053	3,008
Tenet Healthcare
7.500%, 04/01/2025 (A)	879	924

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.875%, 11/15/2031	$1,110	$1,265
6.250%, 02/01/2027 (A)	2,873	2,977
6.125%, 10/01/2028 (A)	3,040	3,105
5.125%, 11/01/2027 (A)	870	893
4.875%, 01/01/2026 (A)	2,983	3,050
4.625%, 07/15/2024	298	301
4.625%, 09/01/2024 (A)	45	46
4.625%, 06/15/2028 (A)	3,543	3,615
4.375%, 01/15/2030 (A)	1,770	1,764
4.250%, 06/01/2029 (A)	2,668	2,641
Varex Imaging
7.875%, 10/15/2027 (A)	2,134	2,347

		106,623

Industrials — 7.7%
ACCO Brands
4.250%, 03/15/2029 (A)	545	533
ADT Security
4.875%, 07/15/2032 (A)	2,573	2,547
4.125%, 08/01/2029 (A)	470	457
Allison Transmission
5.875%, 06/01/2029 (A)	855	914
4.750%, 10/01/2027 (A)	3,684	3,804
3.750%, 01/30/2031 (A)	332	317
American Airlines
11.750%, 07/15/2025 (A)	2,032	2,464
5.750%, 04/20/2029 (A)	5,822	6,072
5.500%, 04/20/2026 (A)	4,095	4,182
American Airlines Group
3.750%, 03/01/2025 (A)	2,248	2,001
APi Escrow
4.750%, 10/15/2029 (A)	234	237
APi Group DE
4.125%, 07/15/2029 (A)	280	274
ARD Finance
6.500%cash/0% PIK, 06/30/2027 (A)	2,810	2,873
Ardagh Packaging Finance
5.250%, 04/30/2025 (A)	2,581	2,655
5.250%, 08/15/2027 (A)	830	813
4.125%, 08/15/2026 (A)	1,285	1,299
Artera Services LLC
9.033%, 12/04/2025 (A)	5,629	5,658
ATS Automation Tooling Systems
4.125%, 12/15/2028 (A)	493	497
Avis Budget Car Rental LLC
5.750%, 07/15/2027 (A)	840	868
5.375%, 03/01/2029 (A)	301	308
Boeing
5.150%, 05/01/2030	3,538	4,104
Bombardier
7.875%, 04/15/2027 (A)	1,950	2,007
7.500%, 12/01/2024 (A)	3,264	3,386

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.500%, 03/15/2025 (A)	$1,475	$1,503
7.125%, 06/15/2026 (A)	1,067	1,102
Brand Industrial Services
8.500%, 07/15/2025 (A)	2,651	2,611
Builders FirstSource
5.000%, 03/01/2030 (A)	1,297	1,377
4.250%, 02/01/2032 (A)	353	355
BWAY Holding Co
7.250%, 04/15/2025 (A)	7,630	7,482
5.500%, 04/15/2024 (A)	135	135
BWX Technologies
4.125%, 06/30/2028 (A)	607	607
4.125%, 04/15/2029 (A)	4,464	4,462
Cargo Aircraft Management
4.750%, 02/01/2028 (A)	3,777	3,843
CEMEX Materials LLC
7.700%, 07/21/2025 (A)	2,820	3,153
Clark Equipment
5.875%, 06/01/2025 (A)	1,127	1,169
Clean Harbors
4.875%, 07/15/2027 (A)	2,794	2,871
CoreCivic
8.250%, 04/15/2026	482	496
CP Atlas Buyer
7.000%, 12/01/2028 (A)	4,935	4,738
Delta Air Lines
7.375%, 01/15/2026	446	516
7.000%, 05/01/2025 (A)	1,616	1,857
Delta Air Lines/Skymiles LP
4.750%, 10/20/2028 (A)	2,702	2,961
4.500%, 10/20/2025 (A)	355	372
Deluxe
8.000%, 06/01/2029 (A)	3,515	3,642
EnerSys
4.375%, 12/15/2027 (A)	892	919
EnPro Industries
5.750%, 10/15/2026	569	592
Fortress Transportation & Infrastructure Investors LLC
9.750%, 08/01/2027 (A)	2,055	2,284
6.500%, 10/01/2025 (A)	2,025	2,064
Fortress Transportation and Infrastructure Investors LLC
5.500%, 05/01/2028 (A)	1,780	1,744
GFL Environmental
5.125%, 12/15/2026 (A)	2,919	3,024
4.750%, 06/15/2029 (A)	318	318
4.375%, 08/15/2029 (A)	1,321	1,285
4.000%, 08/01/2028 (A)	614	596
3.750%, 08/01/2025 (A)	824	834
3.500%, 09/01/2028 (A)	1,160	1,124

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Global Infrastructure Solutions
5.625%, 06/01/2029 (A)	$395	$399
GrafTech Finance
4.625%, 12/15/2028 (A)	3,535	3,578
Graham Packaging
7.125%, 08/15/2028 (A)	312	318
Granite US Holdings
11.000%, 10/01/2027 (A)	3,575	3,886
Griffon
5.750%, 03/01/2028	690	711
H&E Equipment Services
3.875%, 12/15/2028 (A)	2,815	2,736
Harsco
5.750%, 07/31/2027 (A)	766	776
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (A)	2,011	2,055
Herc Holdings
5.500%, 07/15/2027 (A)	835	864
Hertz
5.000%, 12/01/2029 (A)	1,928	1,889
4.625%, 12/01/2026 (A)	708	698
Howmet Aerospace
5.900%, 02/01/2027	1,185	1,332
Icahn Enterprises
4.750%, 09/15/2024	1,670	1,691
4.375%, 02/01/2029	435	421
IEA Energy Services LLC
6.625%, 08/15/2029 (A)	2,115	2,052
Imola Merger
4.750%, 05/15/2029 (A)	1,269	1,276
JELD-WEN
6.250%, 05/15/2025 (A)	235	245
4.875%, 12/15/2027 (A)	170	174
4.625%, 12/15/2025 (A)	560	565
Korn Ferry
4.625%, 12/15/2027 (A)	3,041	3,128
LABL
10.500%, 07/15/2027 (A)	480	502
6.750%, 07/15/2026 (A)	640	656
Madison IAQ LLC
5.875%, 06/30/2029 (A)	510	491
Masonite International
5.375%, 02/01/2028 (A)	508	529
MasTec
4.500%, 08/15/2028 (A)	825	850
Mileage Plus Holdings LLC
6.500%, 06/20/2027 (A)	3,612	3,855
Moog
4.250%, 12/15/2027 (A)	2,212	2,247
New Enterprise Stone & Lime
5.250%, 07/15/2028 (A)	540	539

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nielsen Finance LLC
5.875%, 10/01/2030 (A)	$661	$688
5.625%, 10/01/2028 (A)	961	981
Pactiv Evergreen Group Issuer
4.000%, 10/15/2027 (A)	3,954	3,796
Pactiv Evergreen Group Issuer LLC
4.375%, 10/15/2028 (A)	2,105	2,047
PGT Innovations
4.375%, 10/01/2029 (A)	233	231
Remington Arms
0.000%, 12/31/2049 (D)	1,885	–
Roller Bearing of America
4.375%, 10/15/2029 (A)	93	93
Rolls-Royce
5.750%, 10/15/2027 (A)	3,495	3,849
Science Applications International
4.875%, 04/01/2028 (A)	4,064	4,155
Sensata Technologies
5.625%, 11/01/2024 (A)	200	218
4.375%, 02/15/2030 (A)	1,766	1,832
3.750%, 02/15/2031 (A)	2,203	2,164
Sensata Technologies BV
4.000%, 04/15/2029 (A)	1,025	1,039
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,806	1,806
Spirit AeroSystems
7.500%, 04/15/2025 (A)	440	460
5.500%, 01/15/2025 (A)	240	247
4.600%, 06/15/2028	3,775	3,575
Standard Industries
4.750%, 01/15/2028 (A)	1,295	1,305
3.375%, 01/15/2031 (A)	208	192
Stericycle
3.875%, 01/15/2029 (A)	418	408
Stevens Holding
6.125%, 10/01/2026 (A)	370	396
Summit Materials LLC
5.250%, 01/15/2029 (A)	366	381
Terex
5.000%, 05/15/2029 (A)	220	224
Tervita
11.000%, 12/01/2025 (A)	1,437	1,646
TransDigm
8.000%, 12/15/2025 (A)	827	871
6.250%, 03/15/2026 (A)	5,519	5,726
5.500%, 11/15/2027	3,161	3,181
4.625%, 01/15/2029	860	824
Trident TPI Holdings
9.250%, 08/01/2024 (A)	2,099	2,178
TriMas
4.125%, 04/15/2029 (A)	437	437

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Triumph Group
8.875%, 06/01/2024 (A)	$500	$547
7.750%, 08/15/2025	2,250	2,236
6.250%, 09/15/2024 (A)	115	115
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	250	261
5.500%, 08/15/2026 (A)	976	1,008
Tutor Perini
6.875%, 05/01/2025 (A)	10,029	10,029
Uber Technologies
4.500%, 08/15/2029 (A)	424	420
United Airlines
4.625%, 04/15/2029 (A)	2,031	2,020
4.375%, 04/15/2026 (A)	4,530	4,548
United Rentals North America
5.500%, 05/15/2027	1,230	1,278
4.875%, 01/15/2028	725	759
3.875%, 02/15/2031	399	400
Wabash National
4.500%, 10/15/2028 (A)	325	317
Welbilt
9.500%, 02/15/2024	300	307
WESCO Distribution
7.250%, 06/15/2028 (A)	611	664
7.125%, 06/15/2025 (A)	556	587
Western Global Airlines LLC
10.375%, 08/15/2025 (A)	1,990	2,209

		219,424

Information Technology — 3.4%
ACI Worldwide
5.750%, 08/15/2026 (A)	667	695
Ahead DB Holdings LLC
6.625%, 05/01/2028 (A)	3,391	3,386
Alliance Data Systems
4.750%, 12/15/2024 (A)	1,341	1,359
ams
7.000%, 07/31/2025 (A)	2,573	2,711
Ascend Learning LLC
6.875%, 08/01/2025 (A)	928	945
Austin BidCo
7.125%, 12/15/2028 (A)	2,365	2,428
Avaya
6.125%, 09/15/2028 (A)	7,188	7,439
Black Knight InfoServ LLC
3.625%, 09/01/2028 (A)	372	363
Castle US Holding
9.500%, 02/15/2028 (A)	2,110	2,215
CDK Global
5.250%, 05/15/2029 (A)	553	585
CDW LLC
4.250%, 04/01/2028	420	432

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.250%, 02/15/2029	$270	$270
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	326	319
3.875%, 07/01/2028 (A)	1,195	1,175
CommScope
7.125%, 07/01/2028 (A)	2,660	2,474
4.750%, 09/01/2029 (A)	529	512
CommScope Finance LLC
8.250%, 03/01/2027 (A)	6,798	6,662
6.000%, 03/01/2026 (A)	970	992
CommScope Technologies LLC
6.000%, 06/15/2025 (A)	4,498	4,341
5.000%, 03/15/2027 (A)	340	305
Conduent Business Services LLC
6.000%, 11/01/2029 (A)	530	524
Consensus Cloud Solutions
6.500%, 10/15/2028 (A)	985	1,000
Diebold Nixdorf
9.375%, 07/15/2025 (A)	1,469	1,559
Elastic
4.125%, 07/15/2029 (A)	2,769	2,714
Entegris
4.375%, 04/15/2028 (A)	1,322	1,347
3.625%, 05/01/2029 (A)	266	264
Flexential Intermediate
11.250%, 08/01/2024 (A)	1,399	1,497
Gartner
4.500%, 07/01/2028 (A)	335	348
3.750%, 10/01/2030 (A)	83	83
3.625%, 06/15/2029 (A)	210	209
Go Daddy Operating LLC
5.250%, 12/01/2027 (A)	2,784	2,885
3.500%, 03/01/2029 (A)	2,263	2,152
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(D)	10,706	–
NCR
6.125%, 09/01/2029 (A)	735	779
5.750%, 09/01/2027 (A)	740	767
5.125%, 04/15/2029 (A)	378	382
5.000%, 10/01/2028 (A)	238	240
Nuance Communications
5.625%, 12/15/2026	173	178
ON Semiconductor
3.875%, 09/01/2028 (A)	853	868
Open Text Holdings
4.125%, 02/15/2030 (A)	4,029	4,009
Paysafe Finance
4.000%, 06/15/2029 (A)	4,382	4,042
Plantronics
4.750%, 03/01/2029 (A)	304	274
Presidio Holdings
4.875%, 02/01/2027 (A)	425	430

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PTC
4.000%, 02/15/2028 (A)	$3,416	$3,433
3.625%, 02/15/2025 (A)	262	263
Seagate HDD Cayman
5.750%, 12/01/2034	2,672	3,006
3.375%, 07/15/2031 (A)	2,523	2,400
SS&C Technologies
5.500%, 09/30/2027 (A)	906	942
Switch
4.125%, 06/15/2029 (A)	159	160
3.750%, 09/15/2028 (A)	94	93
Synaptics
4.000%, 06/15/2029 (A)	2,780	2,808
Veritas US
7.500%, 09/01/2025 (A)	5,580	5,747
ViaSat
6.500%, 07/15/2028 (A)	3,250	3,310
5.625%, 09/15/2025 (A)	1,881	1,901
5.625%, 04/15/2027 (A)	1,250	1,277
Xerox Holdings
5.500%, 08/15/2028 (A)	442	443
5.000%, 08/15/2025 (A)	442	454

		92,396

Materials — 6.1%
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)	200	213
5.500%, 12/15/2027 (A)	200	212
Allegheny Technologies
5.875%, 12/01/2027	1,481	1,542
5.125%, 10/01/2031	137	135
4.875%, 10/01/2029	182	180
Arconic
6.125%, 02/15/2028 (A)	1,132	1,177
6.000%, 05/15/2025 (A)	445	464
Ashland LLC
6.875%, 05/15/2043	1,384	1,747
Axalta Coating Systems LLC
4.750%, 06/15/2027 (A)	699	722
3.375%, 02/15/2029 (A)	358	340
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	4,590	4,785
Big River Steel LLC
6.625%, 01/31/2029 (A)	342	367
Carpenter Technology
6.375%, 07/15/2028	281	297
Chemours
5.750%, 11/15/2028 (A)	2,430	2,491
4.625%, 11/15/2029 (A)	3,850	3,720
Cleveland-Cliffs
4.875%, 03/01/2031 (A)	250	252
4.625%, 03/01/2029 (A)	350	352

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Constellium
5.875%, 02/15/2026 (A)	$1,693	$1,712
5.625%, 06/15/2028 (A)	775	808
3.750%, 04/15/2029 (A)	1,444	1,372
Cornerstone Chemical
6.750%, 08/15/2024 (A)	11,740	10,331
Crown Americas LLC
4.750%, 02/01/2026	1,324	1,360
4.250%, 09/30/2026	2,602	2,739
CVR Partners
6.125%, 06/15/2028 (A)	4,395	4,561
Domtar
6.750%, 10/01/2028 (A)	3,730	3,751
Eldorado
6.250%, 09/01/2029 (A)	1,366	1,375
Element Solutions
3.875%, 09/01/2028 (A)	593	587
EverArc Escrow Sarl
5.000%, 10/30/2029 (A)	1,481	1,444
First Quantum Minerals
7.500%, 04/01/2025 (A)	1,995	2,050
6.875%, 03/01/2026 (A)	2,561	2,650
6.500%, 03/01/2024 (A)	2,962	2,996
Forterra Finance LLC
6.500%, 07/15/2025 (A)	285	301
Freeport-McMoRan
5.450%, 03/15/2043	4,756	5,861
5.400%, 11/14/2034	1,443	1,717
4.625%, 08/01/2030	1,890	1,996
4.375%, 08/01/2028	1,090	1,137
4.125%, 03/01/2028	507	521
GCP Applied Technologies
5.500%, 04/15/2026 (A)	920	941
Glatfelter
4.750%, 11/15/2029 (A)	267	270
Greif
6.500%, 03/01/2027 (A)	580	602
Hecla Mining
7.250%, 02/15/2028	1,160	1,241
Hexion
7.875%, 07/15/2027 (A)	485	514
IAMGOLD
5.750%, 10/15/2028 (A)	3,375	3,273
Innophos Holdings
9.375%, 02/15/2028 (A)	2,800	3,010
Kraton Polymers LLC
4.250%, 12/15/2025 (A)	3,946	4,074
LSB Industries
6.250%, 10/15/2028 (A)	2,485	2,566
Mineral Resources
8.125%, 05/01/2027 (A)	3,845	4,140

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mountain Province Diamonds
8.000%, 12/15/2022 (A)	$4,565	$4,237
New Gold
7.500%, 07/15/2027 (A)	970	1,015
6.375%, 05/15/2025 (A)	579	591
NMG Holding
7.125%, 04/01/2026 (A)	7,535	7,881
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(D)	3,290	–
NOVA Chemicals
5.250%, 06/01/2027 (A)	1,105	1,160
5.000%, 05/01/2025 (A)	1,451	1,520
4.875%, 06/01/2024 (A)	535	554
4.250%, 05/15/2029 (A)	385	377
Novelis
4.750%, 01/30/2030 (A)	420	424
3.875%, 08/15/2031 (A)	144	139
3.250%, 11/15/2026 (A)	288	288
OCI
4.625%, 10/15/2025 (A)	988	1,013
OI European Group BV
4.750%, 02/15/2030 (A)	2,951	2,948
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	594	622
6.375%, 08/15/2025 (A)	815	878
5.875%, 08/15/2023 (A)	1,135	1,180
Polar US Borrower LLC
6.750%, 05/15/2026 (A)	5,325	5,171
Rain CII Carbon LLC
7.250%, 04/01/2025 (A)	6,065	6,171
Reichhold Industries
9.000%cash/0% PIK, 05/01/2018 (A)(B)(D)	1,056	–
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	10,902	10,056
4.875%, 05/01/2028 (A)	2,510	2,376
Scotts Miracle-Gro
5.250%, 12/15/2026	121	124
4.500%, 10/15/2029	134	138
4.375%, 02/01/2032 (A)	366	363
4.000%, 04/01/2031 (A)	391	380
SunCoke Energy
4.875%, 06/30/2029 (A)	–	–
Tacora Resources
8.250%, 05/15/2026 (A)	1,775	1,762
Taseko Mines
7.000%, 02/15/2026 (A)	4,183	4,246
Trinseo Materials Operating SCA
5.375%, 09/01/2025 (A)	975	986
5.125%, 04/01/2029 (A)	284	284
Tronox
6.500%, 05/01/2025 (A)	797	834

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.625%, 03/15/2029 (A)	$3,626	$3,517
U.S. Steel
6.875%, 03/01/2029	1,617	1,694
Unifrax Escrow Issuer
7.500%, 09/30/2029 (A)	1,471	1,427
5.250%, 09/30/2028 (A)	3,778	3,713
Venator Finance Sarl
9.500%, 07/01/2025 (A)	1,716	1,875
5.750%, 07/15/2025 (A)	8,843	8,180
Warrior Met Coal
8.000%, 11/01/2024 (A)	2,070	2,117
WR Grace Holdings LLC
5.625%, 08/15/2029 (A)	177	178
4.875%, 06/15/2027 (A)	325	323

		169,638

Real Estate — 1.3%
Diversified Healthcare Trust
9.750%, 06/15/2025	3,190	3,445
4.375%, 03/01/2031	1,760	1,646
Iron Mountain
5.250%, 03/15/2028 (A)	281	289
5.250%, 07/15/2030 (A)	830	846
5.000%, 07/15/2028 (A)	400	406
4.875%, 09/15/2027 (A)	2,933	2,975
4.875%, 09/15/2029 (A)	4,318	4,379
4.500%, 02/15/2031 (A)	424	416
Kennedy-Wilson
5.000%, 03/01/2031	170	174
4.750%, 03/01/2029	172	174
Lamar Media
4.000%, 02/15/2030	877	877
Outfront Media Capital LLC
5.000%, 08/15/2027 (A)	766	772
4.250%, 01/15/2029 (A)	3,800	3,696
RHP Hotel Properties
4.750%, 10/15/2027	977	980
4.500%, 02/15/2029 (A)	292	284
SBA Communications
3.125%, 02/01/2029 (A)	2,279	2,165
Service Properties Trust
4.950%, 02/15/2027	3,973	3,790
3.950%, 01/15/2028	3,484	3,136
Uniti Group
7.875%, 02/15/2025 (A)	1,313	1,373
VICI Properties
4.625%, 12/01/2029 (A)	855	908
4.250%, 12/01/2026 (A)	687	709
4.125%, 08/15/2030 (A)	1,251	1,307
3.750%, 02/15/2027 (A)	885	907

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 02/15/2025 (A)	$39	$39

		35,693

Utilities — 1.7%
AmeriGas Partners
5.875%, 08/20/2026	235	256
5.500%, 05/20/2025	500	535
Calpine
5.000%, 02/01/2031 (A)	275	265
4.625%, 02/01/2029 (A)	605	579
4.500%, 02/15/2028 (A)	4,738	4,712
3.750%, 03/01/2031 (A)	3,522	3,355
FirstEnergy
4.400%, 07/15/2027	2,742	2,932
NextEra Energy Operating Partners
4.250%, 07/15/2024 (A)	2,746	2,809
NRG Energy
6.625%, 01/15/2027	1,306	1,350
5.250%, 06/15/2029 (A)	610	632
3.875%, 02/15/2032 (A)	1,758	1,687
3.625%, 02/15/2031 (A)	5,080	4,826
3.375%, 02/15/2029 (A)	200	193
Pattern Energy Operations
4.500%, 08/15/2028 (A)	2,060	2,096
PG&E
5.250%, 07/01/2030	3,204	3,284
5.000%, 07/01/2028	412	424
Pike
5.500%, 09/01/2028 (A)	310	313
Rockpoint Gas Storage Canada
7.000%, 03/31/2023 (A)	3,642	3,606
Talen Energy Supply LLC
10.500%, 01/15/2026 (A)	2,905	1,781
7.625%, 06/01/2028 (A)	5	5
7.250%, 05/15/2027 (A)	520	483
6.625%, 01/15/2028 (A)	2,030	1,852
Vistra Operations LLC
5.625%, 02/15/2027 (A)	635	652
5.000%, 07/31/2027 (A)	4,395	4,441
4.375%, 05/01/2029 (A)	2,520	2,473
4.300%, 07/15/2029 (A)	1,401	1,501

		47,042

Total Corporate Obligations
(Cost $2,007,391) ($ Thousands)		1,997,822

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 11.2%
1236904 B.C. LTD., Initial Term Loan, 1st Lien
5.590%, VAR LIBOR + 5.500%, 03/04/2027	$4,057	$3,981
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
5.500%, VAR LIBOR + 4.750%, 04/20/2028	5,672	5,818
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.250%, 05/17/2028	599	590
Adient US LLC, Term B-1 Loan, 1st Lien
3.590%, VAR LIBOR + 3.500%, 04/10/2028	519	517
AgroFresh, 1st Lien
7.250%, 12/31/2024 (G)	2,560	2,560
AI Convoy (Luxembourg) S.a r.l., Facility B (USD), 1st Lien
4.500%, VAR LIBOR + 3.500%, 01/18/2027 (H)	1,458	1,457
Alchemy US Holdco 1, LLC, Initial Term Loan, 1st Lien
5.590%, VAR LIBOR + 5.500%, 10/10/2025 (H)	1,696	1,690
Alvogen Pharma US, Inc., January 2020 Loan, 1st Lien
6.250%, VAR LIBOR + 5.250%, 12/31/2023	3,347	3,237
American Gaming, Term Loan, 1st Lien
14.000%, 02/15/2024 (D)(G)	1,323	1,350
American Trailer World Corp., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 03/03/2028	696	689
AP Core Holdings II, LLC, Term B-1 Loan, 1st Lien
6.250%, VAR LIBOR + 5.500%, 09/01/2027	1,347	1,343
AP Core Holdings II, LLC, Term B-2 Loan, 1st Lien
6.250%, VAR LIBOR + 5.500%, 09/01/2027	1,347	1,343
AP Gaming I, LLC, Incremental Term B Loan, 1st Lien
4.500%, VAR LIBOR + 3.500%, 02/15/2024	1,297	1,287
Apollo Commercial Real Estate Finance, Inc., Term B-1 Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 03/11/2028 (D)	1,395	1,381
Arctic Canadian Diamond Company, 1st Lien
6.000%, 12/31/2024 (D)	249	248

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Arctic Canadian Diamond Company, 2nd Lien
17.500%, 12/31/2027 (D)	$1,639	$1,640
Aruba Investments, Term Loan, 2nd Lien
8.500%, 11/24/2028 (G)	1,853	1,856
Ascend Learning, LLC, Amendment No. 2 Incremental Term Loan, 1st Lien
4.750%, VAR LIBOR + 3.750%, 07/12/2024	162	161
Ascend Learning, Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.250%, 07/12/2024	250	247
ASP Unifrax Holdings, Inc., USD Term Loan, 1st Lien
3.882%, VAR LIBOR + 3.750%, 12/12/2025	1,100	1,076
Autokiniton US Holdings Inc., Closing Date Term B Loan, 1st Lien
5.000%, 04/06/2028 (G)	1,972	1,968
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
3.090%, VAR LIBOR + 3.000%, 06/02/2025	645	638
Blackhawk Network, Temr Loan, 2nd Lien
7.125%, 06/15/2026	2,412	2,388
BoardRiders Inc., Tranche A Loan, 1st Lien
9.000%, 10/23/2023	609	597
BoardRiders Inc., Tranche B-2 Loan, 1st Lien
9.000%, 04/23/2024	2,918	2,863
Bright Bidco B.V., 2018 Refinancing Term B Loan
4.500%, 06/30/2024 (H)	1,932	1,478
Byju's, Term Loan, 1st Lien
0.000%, 11/05/2026 (H)	6,147	6,116
Carecentrix, Term Loan, 1st Lien
4.500%, 04/03/2025 (G)	1,362	1,353
Carestream Health, Extended Loan, 2nd Lien
13.500%, 08/08/2023 (G)	4,384	4,252
Carestream, Extended Loan, 1st Lien
7.750%, 05/08/2023 (G)	2,014	2,016
CBAC Borrower LLC, Term B Loan, 1st Lien
4.090%, 07/08/2024 (G)	2,609	2,569
CCI Buyer, Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 12/17/2027	295	294
Cenveo Corporation, Exit Term Loan, 1st Lien
10.500%, VAR LIBOR + 9.000%, 06/23/2026	3,931	3,857
Cincinnati Bell, Term Loan B-2, 1st Lien
3.850%, 11/17/2028	180	179

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Claire's Stores, Inc., Initial Term Loan, 1st Lien
6.590%, VAR LIBOR + 6.500%, 12/18/2026	$2,016	$1,995
Clarios Global, Term Loan, 1st Lien
3.340%, 04/30/2026	972	959
CNT Holdings I Corp, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 11/08/2027	1,387	1,383
ConvergeOne Holdings, Corp., Initial Term Loan, 2nd Lien
5.090%, VAR LIBOR + 5.000%, 01/04/2026	4,783	4,732
Delta Topco, Inc., Initial Term Loan, 2nd Lien
8.000%, VAR LIBOR + 7.250%, 12/01/2028	1,589	1,594
DexKo Global Inc., Closing Date Dollar Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.750%, 10/04/2028 (H)	504	499
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
5.750%, VAR LIBOR + 5.000%, 08/02/2027	7,160	7,142
DMT Solutions Global Corporation, Initial Term Loan, 1st Lien
8.500%, 07/02/2024 (D)(H)	2,084	2,060
E.W. Scripps Company, The, Tranche B-3 Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.000%, 01/07/2028	918	915
East Valley Tourist Development Authority , Term Loan, 1st Lien
9.000%, VAR LIBOR + 8.000%, 03/07/2022 (D)	4,746	4,734
Emerald Expositions Holding, Inc., Initial Term Loan, 1st Lien
2.590%, 05/22/2024 (H)	1,695	1,619
Endo Luxembourg, Term Loan, 1st Lien
5.750%, 03/27/2028 (G)	1,395	1,354
Enterprise Development Authority, Term B Loan, 1st Lien
5.000%, VAR LIBOR + 4.250%, 02/28/2028 (D)	4,896	4,902
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
3.840%, VAR LIBOR + 3.750%, 10/10/2025	13,588	10,211
Epic Crude Services, LP, Term Loan, 1st Lien
5.180%, VAR LIBOR + 5.000%, 03/02/2026	2,953	2,266

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Epic Y-Grade Services, 1st Lien
7.000%, 06/30/2027 (H)	$9,307	$7,871
eResearchTechnology, Inc., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR + 4.500%, 02/04/2027	4,017	4,016
First Student Bidco Inc., Initial Term B Loan, 1st Lien
3.500%, VAR LIBOR + 3.000%, 07/21/2028	427	422
First Student Bidco Inc., Initial Term C Loan, 1st Lien
3.500%, VAR LIBOR + 3.000%, 07/21/2028	158	156
Flexential Intermediate Corporation, Initial Term Loan Retired 12/02/2021, 1st Lien
5.750%, VAR Prime Rate by Country + 2.500%, 08/01/2024	8,564	8,436
Foresight Energy Operating LLC, Tranche A Term Loan, 1st Lien
9.500%, VAR LIBOR + 8.000%, 06/30/2027 (D)	419	419
Freeport LNG Investments LLLP, Term Loan B, 1st Lien
0.000%, 12/21/2028 (H)	2,672	2,644
Gates Global, Term Loan, 1st Lien
3.250%, 03/31/2027 (G)	698	692
Geon Performance Solutions, LLC, Initial Term Loan, 1st Lien
5.500%, VAR LIBOR + 4.750%, 08/18/2028	800	807
Global Medical Response, Inc., 2018 New Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.250%, 03/14/2025	1,114	1,105
Grab Holdings, Inc., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR + 4.500%, 01/29/2026	6,316	6,363
Graham Packaging Company Inc., Initial Term Loan (2021), 1st Lien
3.750%, VAR LIBOR + 3.000%, 08/04/2027	540	536
Greeneden U.S. Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
4.750%, VAR LIBOR + 4.000%, 12/01/2027	505	504
Gulf Finance, LLC, Tranche B Term Loan, 1st Lien
7.750%, VAR LIBOR + 6.750%, 08/25/2023	3,633	3,459

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.500%, 12/16/2024	$478	$469
Hoffmaster Group Inc, Tranche B-1 Term Loan, 1st Lien
5.000%, 11/21/2023 (G)	927	847
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
3.090%, VAR LIBOR + 3.000%, 05/01/2026	643	635
IRB Holding Corp., Fourth Amendment Incremental Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.250%, 12/15/2027	399	397
Ivanti Software, Inc., First Amendment Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 12/01/2027	530	525
Ivanti Software, Inc., Initial Term Loan, 1st Lien
5.750%, VAR LIBOR + 4.750%, 12/01/2027	2,682	2,660
JC Penney, 1st Lien
5.250%, VAR LIBOR + 4.250%, 06/23/2023 (B)(D)	3,751	19
Journey Personal Care, 1st Lien
5.000%, 03/01/2028 (G)	3,761	3,735
Jump Financial, LLC, Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 08/07/2028	4,241	4,188
Knight Energy Services
8.500%, 02/09/2024 (D)(G)	82	—
KNS Acquisition Corp., Initial Term Loan, 1st Lien
7.000%, VAR LIBOR + 6.250%, 04/21/2027	3,880	3,851
LABL, Inc., Initial Dollar Term Loan, 1st Lien
5.500%, VAR LIBOR + 5.000%, 10/29/2028	493	490
Lifescan Global Corporation, Initial Term Loan, 2nd Lien
6.130%, 10/01/2024 (G)	9,945	9,727
LSF11 A5 Holdco LLC, Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.750%, 10/15/2028 (H)	1,700	1,689
Madison IAQ LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 06/21/2028 (H)	443	439

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Magnite, Inc., Initial Term Loan, 1st Lien
5.750%, VAR LIBOR + 5.000%, 04/28/2028	$1,153	$1,146
Mashantucket (Western) Pequot Tribe, Term B Loan, 1st Lien
8.375%, VAR Euribor + 3.250%, 02/16/2022	9,632	9,283
Mauser Packaging Solutions Holding Company, Initial Term Loan, 1st Lien
3.337%, VAR LIBOR + 3.250%, 04/03/2024 (H)	2,039	1,997
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.750%, 08/18/2028	1,885	1,881
MED ParentCo, LP, Initial Term Loan, 1st Lien
4.340%, VAR LIBOR + 4.250%, 08/31/2026	1,116	1,110
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 10/23/2028 (D)(H)	2,005	1,998
Meredith Corporation, Tranche B-3 Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.250%, 01/31/2025	489	498
MH Sub I, LLC (Micro Holding Corp.), 2020 June New Term Loan, 1st Lien
4.750%, VAR LIBOR + 3.750%, 09/13/2024	1,083	1,078
Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
6.250%, VAR LIBOR + 5.250%, 06/21/2027	1,460	1,521
Misys Limited, Dollar Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.500%, 06/13/2024	614	608
MLN US HoldCo LLC, Term B Loan, 1st Lien
4.586%, VAR LIBOR + 4.500%, 11/30/2025	1,165	1,115
Monitronics International Inc., Term Loan, 1st Lien
7.750%, 03/29/2024	384	357
Mountaineer Merger Corp, Term Loan, 1st Lien
7.750%, 10/22/2028	2,545	2,469
MultiPlan, Term Loan, 1st Lien
4.750%, 09/01/2028	1,381	1,314

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Navitas Midstream Midland Basin, LLC, Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 12/13/2024	$1,905	$1,898
Nexus Buyer LLC, Initial Term Loan, 2nd Lien
6.750%, VAR LIBOR + 6.250%, 11/05/2029	1,140	1,138
Nine West Holdings Inc., Term Loan
8.132%, 03/19/2024 (G)	677	530
8.125%, 03/19/2024 (H)	1,211	947
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
3.092%, VAR LIBOR + 3.000%, 10/01/2025	780	769
Olympus Water US Holding Corporation, Initial Dollar Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.750%, 11/09/2028 (H)	273	270
Optiv Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.250%, 02/01/2024	2,745	2,710
Osmosis Buyer Limited, Initial Term B Loan, 1st Lien
4.500%, VAR LIBOR + 4.000%, 07/31/2028	3,167	3,162
Osmosis Buyer Limited, Term Loan, 1st Lien
0.000%, 07/31/2028 (H)	396	395
Pactiv Evergreen Inc., Tranche B-3 U.S. Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 09/24/2028	195	194
Padagis LLC, Term B Loan, 1st Lien
5.250%, VAR LIBOR + 4.750%, 07/06/2028	1,279	1,276
Park River Holdings, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.250%, 12/28/2027	231	229
Penney Borrower LLC, Initial Loan, 1st Lien
10.750%, VAR LIBOR + 8.500%, 12/07/2026	2,677	2,656
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.250%, 03/03/2028	642	637
PetSmart LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 02/11/2028	2,806	2,791
Phoenix Newco, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 11/15/2028	442	440

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Plantronics, Inc., Initial Term B Loan, 1st Lien
2.591%, VAR LIBOR + 2.500%, 07/02/2025	$362	$352
Polymer Additives, Inc., 1st Lien
6.129%, 07/31/2025 (G)	7,801	7,548
Revlon Consumer Products Corporation, 2016 Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.500%, 09/07/2023 (B)(D)(H)	7,980	4,688
S&S Holdings LLC, Initial Term Loan, 1st Lien
5.500%, VAR LIBOR + 5.000%, 03/11/2028	1,646	1,640
Sabre GLBL Inc., 2021 Other Term B-1 Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 12/17/2027 (H)	125	123
Sabre GLBL Inc., 2021 Other Term B-2 Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 12/17/2027	199	196
Serta Simmons Bedding, LLC, Initial Exchange Term Loan (Super-Priority)
8.500%, 08/10/2023 (G)	132	123
Serta Simmons Bedding, LLC, Initial Exchange Term Loan (Super-Priority), 1st Lien
8.500%, VAR LIBOR + 7.500%, 08/10/2023	553	516
Shutterfly, LLC, 2021 Refinancing Term B Loan, 1st Lien
5.750%, VAR LIBOR + 5.000%, 09/25/2026	330	319
SIJ LLC, 1st Lien
10.000%, 07/15/2026 (D)(G)	2,092	2,066
Skillsoft Finance II, Inc., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR + 4.750%, 07/14/2028	329	329
Sotera Health Holdings, LLC, 1st Lien
3.250%, 12/11/2026 (G)	2,936	2,918
SP PF Buyer LLC, Closing Date Term Loan, 1st Lien
4.590%, VAR LIBOR + 4.500%, 12/22/2025	2,759	2,667
Spirit Aerosystems, Inc. (fka Mid-Western Aircraft Systems, Inc and Onex Wind Finance LP.), Initial Term Loan, 1st Lien
6.000%, VAR LIBOR + 5.250%, 01/15/2025	222	221

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Staples, Inc., 2019 Refinancing New Term B-1 Loan, 1st Lien
5.132%, VAR LIBOR + 5.000%, 04/16/2026	$6,334	$6,069
Steinway Musical Instruments, Term Loan B, 1st Lien
4.750%, VAR LIBOR + 3.750%, 02/14/2025	369	364
Summer (BC) Bidco B LLC, Additional Facility B2 (USD), 1st Lien
5.250%, VAR LIBOR + 4.500%, 12/04/2026	159	158
Sunshine Luxembourg VII S.a r.l., Facility B3, 1st Lien
4.500%, VAR LIBOR + 3.750%, 10/01/2026	1,528	1,522
SWF Holdings I Corp., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 10/06/2028 (H)	2,610	2,571
Syniverse Holdings, Inc., Initial Term Loan, 2nd Lien
10.000%, VAR LIBOR + 9.000%, 03/11/2024	1,998	1,994
Syniverse Holdings, Inc., Tranche C Term Loan , 1st Lien
6.000%, VAR LIBOR + 5.000%, 03/09/2023	12,112	12,066
Team Health Holdings, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 2.750%, 02/06/2024	7,265	6,873
Tecta America Corp., Term Loan, 1st Lien
5.000%, VAR LIBOR + 4.250%, 04/10/2028	1,519	1,515
Thryv, Inc., Term Loan
9.500%, 03/01/2026 (G)	695	704
Thryv, Inc., Term Loan, 1st Lien
9.500%, 03/01/2026 (G)	1,162	1,177
Titan Acquisition Limited, Initial Term Loan, 1st Lien
3.167%, VAR LIBOR + 3.000%, 03/28/2025	1,935	1,885
TK Elevator Midco GmbH, Facility B1 (USD), 1st Lien
4.000%, VAR LIBOR + 3.500%, 07/30/2027	427	425
Tortoise Borrower LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.500%, 01/31/2025	1,844	1,370
TransUnion, Term Loan, 2nd Lien
0.000%, 11/17/2029 (H)	1,365	1,362

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan (Priority), 1st Lien
2.500%, VAR LIBOR + 1.500%, 02/28/2025 (H)	$783	$801
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan, 1st Lien
5.132%, VAR LIBOR + 5.000%, 05/29/2026 (H)	1,747	1,473
Traverse Midstream Partners LLC, Advance, 1st Lien
4.280%, VAR SOFR + 4.250%, 09/27/2024 (H)	889	881
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 03/31/2028	2,413	2,400
Tutor Perini, Term Loan B, 1st Lien
5.750%, 08/18/2027 (G)	3,689	3,678
U.S. Renal Care, Inc., Initial Term Loan, 1st Lien
5.090%, VAR LIBOR + 5.000%, 06/26/2026	731	709
Ultimate Software, Term Loan, 2nd Lien
0.000%, 05/03/2027 (H)	913	915
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
4.178%, VAR LIBOR + 4.000%, 08/20/2025	2,701	2,634
Vertiv Group Corporation, Term Loan, 1st Lien
2.838%, 03/02/2027 (G)	227	224
Whatabrands LLC, Initial Term B Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 08/03/2028	1,809	1,797
White Cap Buyer, LLC, Initial Closing Date Term Loan, 1st Lien
4.500%, VAR LIBOR + 4.000%, 10/19/2027	790	786
Wilsonart LLC, Tranche E Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.500%, 12/31/2026	2,993	2,978
Wok Holdings Inc., Initial Term Loan, 1st Lien
6.340%, VAR LIBOR + 6.250%, 03/01/2026	1,136	1,122

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Woodford Express LLC, Term Loan B, 1st Lien
6.000%, VAR LIBOR + 5.000%, 01/27/2025	$3,827	$3,759

Total Loan Participations
(Cost $310,094) ($ Thousands)		310,840

ASSET-BACKED SECURITIES — 9.3%
Other Asset-Backed Securities — 9.3%

Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.735%, VAR ICE LIBOR USD 1 Month + 0.550%, 03/15/2019 (A)(B)(D)(I)	835	29
Ares XXXIV CLO, Ser 2020-2A, Cl FR
8.722%, VAR ICE LIBOR USD 3 Month + 8.600%, 04/17/2033 (A)(D)	2,304	2,120
B&M CLO, Ser 2014-1A, Cl E
5.872%, VAR ICE LIBOR USD 3 Month + 5.750%, 04/16/2026 (A)(D)	2,587	1,850
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028(A)(D)(J)	4,614	738
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030(A)(D)(F)(J)	4,378	2,889
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/25/2035(A)(D)(J)	6,380	5,886
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034(A)(D)(J)	10,431	8,553
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031(A)(D)(J)	8,633	6,410
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032(D)(J)	6,147	4,795
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 12/19/2032(A)(D)(J)	3,572	3,179
Battalion CLO XX, Ser 2021-20A, Cl SUB
0.000%, 07/15/2034(D)(J)	8,543	7,881
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029(A)(D)(F)(J)	2,640	766
Benefit Street Partners CLO IV
0.000%, 07/20/2026(A)(D)(J)	7	3,328
Benefit Street Partners CLO IX
0.000%, 07/20/2025(A)(D)(J)	3,363	2,228
Benefit Street Partners CLO V
0.000%, 10/20/2026(A)(D)(J)	6,413	–
Benefit Street Partners CLO V, Ser 2018-5BA
0.000%, 04/20/2031(D)(J)	10,301	5,501
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029(A)(D)(J)	9,535	5,442

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027(D)(J)	$9,035	$136
Benefit Street Partners CLO VIII
0.000%, 01/20/2031(A)(D)(F)(J)	9,000	4,770
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034(A)(D)(J)	10,939	6,454
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
0.000%, 10/15/2030(A)(D)(J)	10,091	5,449
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 04/20/2031(A)(D)(J)	6,857	4,728
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2034(A)(D)(J)	6,048	4,808
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 07/15/2034(A)(D)(J)	3,469	3,434
Benefit Street Partners CLO XXIII, Ser 2021-23A, Cl SUB
0.000%, 04/25/2034(D)(J)	7,870	6,437
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026(A)(D)(J)	3,653	1,680
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030(A)(D)(J)	5,673	2,723
CVP Cascade CLO, Ser 2014-2A, Cl D
4.922%, VAR ICE LIBOR USD 3 Month + 4.800%, 07/18/2026 (A)(B)(D)	2,370	1,979
CVP Cascade CLO, Ser 2014-2A, Cl E
5.922%, VAR ICE LIBOR USD 3 Month + 5.800%, 07/18/2026 (A)(B)(D)	2,830	354
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030(A)(D)(J)	6,015	3,669
Great Lakes CLO, Ser 2017-1A, Cl ER
7.624%, VAR ICE LIBOR USD 3 Month + 7.500%, 10/15/2029 (A)(D)	3,376	3,305
Great Lakes CLO, Ser 2018-1A, Cl ER
7.482%, VAR ICE LIBOR USD 3 Month + 7.360%, 01/16/2030 (A)(D)	4,328	4,160
Great Lakes CLO, Ser 2018-1A, Cl FR
10.122%, VAR ICE LIBOR USD 3 Month + 10.000%, 01/16/2030 (A)(B)(D)	1,595	1,470
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2029(A)(D)(J)	1,149	1,086
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
7.192%, VAR ICE LIBOR USD 3 Month + 7.070%, 04/18/2030 (A)(D)	2,886	2,783

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
0.000%, 04/18/2030(A)(D)(J)	$2,164	$1,363
LCM Ltd
0.000%, 01/20/2032(D)(J)	1,998	1,662
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030(A)(D)(J)	4,865	3,454
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
5.974%, VAR ICE LIBOR USD 3 Month + 5.850%, 01/25/2030 (A)(D)	3,201	3,121
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2030(A)(D)(J)	5,235	3,089
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl INC
0.000%, 04/20/2033(A)(D)(J)	1,780	1,381
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(D)(G)	23	18
Neuberger Berman Loan Advisers CLO 38
0.000%, 10/20/2032(D)(J)	5,458	4,744
Neuberger Berman Loan Advisers CLO 39
0.000%, 10/20/2032(D)(F)(J)	5,795	4,970
Neuberger Berman Loan Advisers CLO 41
0.000%, 10/20/2032(D)(J)	4,711	3,651
NewStar Berkeley Fund CLO LLC, Ser 2016-1A, Cl E
7.874%, VAR ICE LIBOR USD 3 Month + 7.750%, 10/25/2028 (A)(D)	15,428	15,437
NewStar Berkeley Fund CLO LLC, Ser 2016-1A, Cl SUB
0.000%, 10/25/2028(A)(D)(F)(J)	21,812	9,379
NewStar Clarendon Fund CLO LLC, Ser 2015-1A, Cl E
6.174%, VAR ICE LIBOR USD 3 Month + 6.050%, 01/25/2027 (A)(D)(F)	3,057	3,015
NewStar Exeter Fund CLO, Ser 2015-1RA, Cl E
7.332%, VAR ICE LIBOR USD 3 Month + 7.200%, 01/20/2027 (A)(D)	5,110	4,847
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030(A)(D)(J)	9,028	4,785
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
7.512%, VAR ICE LIBOR USD 3 Month + 7.380%, 04/20/2030 (A)(D)	4,200	3,864
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 11/20/2030(A)(D)(J)	3,012	1,988
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 10/20/2034(A)(D)(J)	1,876	2,010
OCP CLO, Ser 2021-21A, Cl SUB
0.000%, 07/20/2034(D)(J)	7,945	6,781

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Shackleton CLO, Ser 2014-6RA
0.000%, 07/17/2028(D)(J)	$6,412	$2,821
Shackleton CLO, Ser 2019-14A, Cl SUB
0.000%, 07/20/2034(A)(D)(J)	3,251	2,373
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029(D)(J)	13,119	10,758
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 10/29/2034(A)(D)(J)	7,377	5,238
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 04/25/2031(A)(D)(J)	5,509	3,448
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 10/20/2032(A)(D)(J)	5,959	4,410
TCW CLO, Warehouse Note, Ser 2020-1
0.000%, (D)(O)	8,523	6,137
Venture 35 CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031(A)(D)(J)	15,819	7,593
Venture XXV CLO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029(A)(D)(J)	2,950	1,372
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029(A)(D)(J)	2,865	1,175
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030(A)(D)(J)	5,750	3,163
VOYA CLO, Ser 2020-2A
0.000%, 07/20/2031(D)(J)	7,797	7,587
		256,654

Total Asset-Backed Securities
(Cost $167,411) ($ Thousands)		256,654

	Shares
COMMON STOCK — 2.1%
21st Century Oncology *(D)(F)	22,017	222
Aquity Equity *(D)	89,545	1,007
Aquity Equity (Escrow Security) *(D)	69,580	9
Arctic Canadian Diamond Co *(D)	1,633	—
Aspect Software CR1 Inc *(D)	40,500	—
Aspect Software CR2 Inc *(D)	16,397	—
Battalion Oil Corp *	645	7
Berry Corp	445,831	3,629
Cenveo Corp *(D)	146,717	1,027
CHC Group LLC *	1,444	—
Chesapeake Energy Corp	1,738	104
Civitas Resources Inc	63,175	3,229
Claire's Stores Inc *(D)(F)	858	289
Clear Channel Outdoor Holdings Inc, Cl A *	345,144	1,060
EP Energy Corp *	25,685	2,235
Foresight *(D)	60,593	818
Frontier Communications Parent Inc *	24,698	825
FTS International Inc, Cl A *	76,705	2,020
Guitar Center *(D)(F)	24,502	4,256
Gulfport Energy Corp *	14,736	1,076
Gymboree Corp *(D)	18,542	5

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gymboree Holding Corp *(D)	52,848	$13
Hexion Holdings Corp, Cl B *	172,879	4,625
iHeartMedia Inc, Cl A *(N)	63,646	1,248
Knight Energy Services LLC *(D)(K)	2,205	—
Magnachip Semiconductor Corp *	38,119	689
Medical Card Systems Inc *(D)(F)	395,653	2,289
Monitronics International Inc *(D)(F)	381,412	4,117
MYT Holding LLC *(D)(F)	461,765	2,397
Neiman Marcus Group *(D)	10,950	1,643
Nine West *(D)	163,718	95
Noble Corp *	24,510	558
Oasis Petroleum Inc	15,087	1,809
Parker Drilling *(D)	5,140	23
Parker Drilling Co *(D)	138,594	624
Penney Borrower LLC *	31,845	382
Propco Certificates *(D)	238,837	5,374
Reichhold Industries *(D)(F)	1,755	3,185
Rue 21 *	2,551	1,084
SandRidge Energy Inc *	11,510	122
Titan Energy LLC *(D)	22,243	—
Valaris *	10,890	338
Valaris Ltd *	29,888	928
VICI Properties Inc ‡	104,293	2,837
Whiting Petroleum Corp *	8,379	542
Windstream Services *	46,229	797

Total Common Stock
(Cost $47,792) ($ Thousands)		57,537

PREFERRED STOCK — 0.7%
BoardRiders, 0.000% *(D)(F)	336,591	411
Claire's Stores Inc, 0.000% *(D)(F)	610	1,571
Crestwood Equity Partners, 9.250% (C)(L)	224,639	2,107
FHLMC, 0.000% *(C)	29,819	117
FNMA, 0.000% *(C)	43,993	177
Guitar Center Inc, 0.000% *(D)(F)	782	76
Gulfport Energy, 0.000% *(D)	41	216
Ladenburg Thalmann Financial Services, 6.500% *	99,647	1,769
MPLX, 8.462% *(C)(D)(F)	41,696	1,460
MYT Holding LLC, 0.000% *	516,164	550
ViacomCBS, 5.750% *	20,807	1,075
Wind River, 0.000% (D)	11,611,000	9,869

Total Preferred Stock
(Cost $18,418) ($ Thousands)		19,398

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS — 0.5%
Air Canada CV to 65.1337
4.000% , 07/01/2025	$400	$518
DISH Network CV to 15.3429
3.375% , 08/15/2026	804	741
Golar LNG CV to 26.9925
2.750% , 02/15/2022	885	883
Liberty Media CV to 16.7764
3.750% , 02/15/2030	3,728	2,852
Liberty Media CV to 22.9469
4.000% , 11/15/2029	2,170	1,649
MGIC Investment CV to 74.0741
9.000% , 04/01/2063(A)	4,794	6,400
Pebblebrook Hotel Trust CV to 39.2549
1.750% , 12/15/2026	1,275	1,350
Twitter CV to 7.6905
0.894% , 03/15/2026(A)(M)	1,394	1,239

Total Convertible Bonds
(Cost $14,972) ($ Thousands)		15,632

	Number of Warrants
WARRANTS — 0.1%
Carestream
Strike Price $0.00 *‡‡(D)	84	–
Chesapeake Energy Corp, Expires 02/12/2026
Strike Price $27.63 *	3,138	109
Chesapeake Energy Corp, Expires 02/12/2026
Strike Price $32.13 *	3,486	106
Chesapeake Energy Corp, Expires 02/12/2026
Strike Price $36.18 *	3,281	90
Guitar Center Tranche I, Expires 12/22/2070
Strike Price $100.00 *(D)(F)	5,960	488
Guitar Center Tranche II, Expires 12/22/2070
Strike Price $160.00 *(D)(F)	6,486	318
Guitar Center Tranche III, Expires 12/22/2070
Strike Price $100.00 *(D)(F)	526	26
Neiman Marcus Group, Expires 09/24/2027
Strike Price $213.16 *(D)(F)	6,679	130
Noble Corp, Expires 02/05/2028
Strike Price $0.01 *	36,606	339
SandRidge Energy Inc, Expires 10/07/2022
Strike Price $41.34 *	9,764	–
SandRidge Energy Inc, Expires 10/07/2022
Strike Price $42.03 *	4,110	–

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

High Yield Bond Fund (Concluded)

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)

Windstream Services
Strike Price $0.00 *‡‡	50,968	$1,019

Total Warrants
(Cost $1,295) ($ Thousands)		2,625

	Shares
CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	87,761,510	87,762

Total Cash Equivalent
(Cost $87,762) ($ Thousands)		87,762

Total Investments in Securities — 99.3%
(Cost $2,655,135) ($ Thousands)		$2,748,270

Percentages are based on Net Assets of $2,766,443 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2021, the value of these securities amounted to $1,763,075 ($ Thousands), representing 63.7% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)	Perpetual security with no stated maturity date.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Securities considered restricted. The total market value of such securities as of November 30, 2021 was $— ($ Thousands) and represented 0.0% of the Net Assets of the Fund.
(F)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2021 was $52,264 ($ Thousands) and represented 1.9% of the Net Assets of the Fund.

(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(H)	Unsettled bank loan. Interest rate may not be available.
(I)	Security, or a portion thereof, is owned through a holding entity, 717 AEP Leasing, LLC.
(J)	No interest rate available.
(K)	Security, or a portion thereof, is owned through a holding entity, Knights Energy Topco, LLC.
(L)	Security is a Master Limited Partnership. At November 30, 2021, such securities amounted to $2,107 ($ Thousands), or 0.1% of the Net Assets of the Fund (See Note 2).
(M)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.
(N)	Security, or a portion thereof, is owned through a holding entity, Bamboo Temple, LLC.
(O)	Warehouse Note - Interest rate and maturity date are unavailable.

Cl — Class
CLO — Collateralized Loan Obligation
CV — Conversion Ratio
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
LLLP — Limited Liability Limited Partnership
L.P. — Limited Partnership
Ltd. — Limited
MTN — Medium Term Note
PIK — Payment-in-Kind
PLC — Public Limited Company
REIT — Real Estate investment Trust
Ser — Series
SOFR — Secured Overnight Finance Rate
ULC — Unlimited Liability Company
USD — U.S. Dollar
VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Corporate Obligations	–	1,996,650	1,172	1,997,822
Loan Participations	–	285,336	25,504	310,840
Asset-Backed Securities	–	–	256,654	256,654
Common Stock	22,698	7,446	27,393	57,537
Preferred Stock	2,834	2,961	13,603	19,398
Convertible Bonds	–	15,632	–	15,632
Warrants	91	1,573	961	2,625
Cash Equivalent	87,762	–	–	87,762
Total Investments in Securities	113,385	2,309,598	325,287	2,748,270

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

The following table depicts purchases and transfers in and/or out of Level 3 investments during the period for investments held as of November 30, 2021 ($ Thousands).

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Asset-Backed Securities	Investments in Common Stock	Investments in Preferred Stock	Investments in Warrants
Balance as of May 31, 2021	$5,245	$38,894	$302,772	$21,934	$3,344	$1,578
Accrued discounts/premiums	(125)	8	(74)	—	—	—
Realized gain/(loss)	19	15	5,896	17	6	—
Change in unrealized appreciation/(depreciation)	285	849	8,200	3,762	9,442	128
Purchases	60	4,213	10,321	—	—	—
Sales	(75)	(5,205)	(70,461)	(17)	(7)	—
Net transfer into Level 3	—	3,441	—	2,034	818	—
Net transfer out of Level 3	(4,237)	(16,711)	—	(337)	—	(745)
Ending Balance as of November 30, 2021	$1,172	$25,504	$256,654	$27,393	$13,603	$961
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(2,030)	$826	$21,141	$(419)	$487	$129

(1) Of the $325,287 ($ Thousands) in Level 3 securities as of November 30, 2021, $52,264 ($ thousand) or 1.9% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes. The value of these securities is immaterial and no further disclosure is required.

For the period ended November 30, 2021, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$74,591	$520,822	$(507,651)	$—	$—	$87,762	87,761,510	$4	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Long Duration Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 63.4%
Communication Services — 9.2%
Alphabet
2.250%, 08/15/2060	$495	$450
America Movil
6.375%, 03/01/2035	295	410
6.125%, 03/30/2040	570	808
AT&T
5.150%, 02/15/2050	1,140	1,464
4.500%, 05/15/2035	3,325	3,833
3.800%, 12/01/2057	9,110	9,514
3.650%, 09/15/2059	2,531	2,562
3.550%, 09/15/2055	3,765	3,785
3.500%, 09/15/2053	5,456	5,511
Bell Canada
4.464%, 04/01/2048	550	694
Charter Communications Operating LLC/ Charter Communications Operating
6.484%, 10/23/2045	2,218	3,031
6.384%, 10/23/2035	2,195	2,845
5.750%, 04/01/2048	790	995
5.375%, 05/01/2047	2,361	2,833
4.800%, 03/01/2050	1,005	1,132
3.900%, 06/01/2052	745	753
3.850%, 04/01/2061	635	607
3.700%, 04/01/2051	515	499
3.500%, 06/01/2041	245	240
Comcast
4.250%, 01/15/2033	410	479
4.049%, 11/01/2052	845	1,004
3.999%, 11/01/2049	363	421
3.969%, 11/01/2047	3,083	3,576
3.900%, 03/01/2038	1,305	1,492
2.987%, 11/01/2063 (A)	2,458	2,375
2.937%, 11/01/2056 (A)	5,898	5,732
2.887%, 11/01/2051 (A)	1,571	1,536

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Discovery Communications LLC
5.300%, 05/15/2049	$175	$223
5.200%, 09/20/2047	549	686
4.650%, 05/15/2050	540	640
4.000%, 09/15/2055	1,065	1,140
Fox
5.576%, 01/25/2049	370	506
5.476%, 01/25/2039	415	536
Level 3 Financing
3.875%, 11/15/2029 (A)	940	970
Rogers Communications
5.000%, 03/15/2044	767	941
4.500%, 03/15/2043	257	295
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	1,200	1,388
Tencent Holdings MTN
3.840%, 04/22/2051 (A)	935	1,011
Time Warner Cable LLC
7.300%, 07/01/2038	450	646
6.750%, 06/15/2039	450	617
6.550%, 05/01/2037	995	1,332
5.875%, 11/15/2040	470	595
5.500%, 09/01/2041	1,185	1,452
4.500%, 09/15/2042	520	572
T-Mobile USA
4.375%, 04/15/2040	315	358
3.600%, 11/15/2060 (A)	655	652
3.300%, 02/15/2051	565	549
3.000%, 02/15/2041	1,780	1,699
Verizon Communications
4.522%, 09/15/2048	705	897
4.500%, 08/10/2033	3,230	3,811
4.400%, 11/01/2034	900	1,055
3.700%, 03/22/2061	1,578	1,743
3.550%, 03/22/2051	2,603	2,854
3.400%, 03/22/2041	5,255	5,586
2.987%, 10/30/2056	3,137	3,018
2.650%, 11/20/2040	170	162
ViacomCBS
5.850%, 09/01/2043	1,820	2,466
4.950%, 05/19/2050	578	730
4.850%, 12/15/2034	1,000	1,150
4.375%, 03/15/2043	20	23
Vodafone Group
5.250%, 05/30/2048	1,226	1,595
5.000%, 05/30/2038	275	342
4.875%, 06/19/2049	541	677
4.375%, 02/19/2043	540	633
4.250%, 09/17/2050	1,030	1,187
Walt Disney
7.625%, 11/30/2028	1	1
6.550%, 03/15/2033	1,140	1,588

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.600%, 01/13/2051	$4,455	$5,094
3.500%, 05/13/2040	525	579
2.750%, 09/01/2049	567	553

		111,133

Consumer Discretionary — 2.1%
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	875	1,059
Amazon.com
4.950%, 12/05/2044	1,864	2,560
4.050%, 08/22/2047	491	604
3.100%, 05/12/2051	2,440	2,637
2.875%, 05/12/2041	1,057	1,098
2.700%, 06/03/2060	790	769
2.500%, 06/03/2050	185	177
Aptiv PLC
5.400%, 03/15/2049	544	735
Dollar Tree
3.375%, 12/01/2051	665	671
eBay
3.650%, 05/10/2051	564	620
General Motors
6.600%, 04/01/2036	210	282
6.250%, 10/02/2043	190	259
5.950%, 04/01/2049	735	1,007
5.150%, 04/01/2038	215	259
5.000%, 04/01/2035	95	113
Home Depot
4.250%, 04/01/2046	960	1,196
4.200%, 04/01/2043	460	558
3.900%, 06/15/2047	607	726
3.350%, 04/15/2050	695	772
Lowe's
4.050%, 05/03/2047	565	663
3.700%, 04/15/2046	915	1,018
3.000%, 10/15/2050	710	714
Massachusetts Institute of Technology
5.600%, 07/01/2111	520	955
McDonald's MTN
4.600%, 05/26/2045	650	815
4.450%, 03/01/2047	1,645	2,037
3.625%, 09/01/2049	610	680
Starbucks
4.450%, 08/15/2049	305	379
3.500%, 11/15/2050	130	140
3.350%, 03/12/2050	710	749
XLIT
5.250%, 12/15/2043	587	825

		25,077

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Staples — 4.5%
Altria Group
5.950%, 02/14/2049	$935	$1,179
5.800%, 02/14/2039	180	217
5.375%, 01/31/2044	345	403
4.450%, 05/06/2050	300	316
4.000%, 02/04/2061	1,010	971
3.875%, 09/16/2046	980	958
3.700%, 02/04/2051	1,095	1,034
3.400%, 02/04/2041	970	898
2.450%, 02/04/2032	385	362
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	5,360	6,804
4.700%, 02/01/2036	5,320	6,397
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	1,541	2,126
4.750%, 04/15/2058	170	216
4.600%, 04/15/2048	1,065	1,304
4.500%, 06/01/2050	1,470	1,819
4.439%, 10/06/2048	1,772	2,131
4.375%, 04/15/2038	535	623
4.350%, 06/01/2040	151	177
Bacardi
5.300%, 05/15/2048 (A)	480	644
BAT Capital
5.282%, 04/02/2050	245	283
4.758%, 09/06/2049	600	645
4.540%, 08/15/2047	1,765	1,851
4.390%, 08/15/2037	2,000	2,124
3.734%, 09/25/2040	735	708
Baylor Scott & White Holdings
2.839%, 11/15/2050	40	41
Bimbo Bakeries USA
4.000%, 05/17/2051 (A)	565	628
City of Hope
4.378%, 08/15/2048	650	836
Coca-Cola
2.875%, 05/05/2041	600	625
2.500%, 03/15/2051	220	215
Constellation Brands
4.100%, 02/15/2048	565	645
Fomento Economico Mexicano
3.500%, 01/16/2050	610	654
Health Care Service, A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	912	949
Hershey
3.125%, 11/15/2049	444	482
Indiana University Health Obligated Group
2.852%, 11/01/2051	350	360

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
JBS USA LUX
3.000%, 05/15/2032 (A)	$1,347	$1,332
Kraft Heinz Foods
5.000%, 06/04/2042	540	659
4.875%, 10/01/2049	80	100
Kroger
4.450%, 02/01/2047	1,885	2,298
3.950%, 01/15/2050	500	578
MedStar Health
3.626%, 08/15/2049	530	589
Nestle Holdings
4.000%, 09/24/2048 (A)	180	227
3.900%, 09/24/2038 (A)	815	967
PepsiCo
2.750%, 10/21/2051	690	716
2.625%, 10/21/2041	210	214
Philip Morris International
4.500%, 03/20/2042	905	1,042
4.250%, 11/10/2044	230	264
3.875%, 08/21/2042	795	870
Reynolds American
5.850%, 08/15/2045	650	789
Stanford Health Care
3.027%, 08/15/2051	380	409
University of Southern California
5.250%, 10/01/2111	1,275	2,169
Walmart
2.650%, 09/22/2051	915	946
2.500%, 09/22/2041	590	604

		54,398

Energy — 6.7%
BG Energy Capital
5.125%, 10/15/2041 (A)	205	266
BP Capital Markets America
3.379%, 02/08/2061	685	707
3.060%, 06/17/2041	885	893
3.001%, 03/17/2052	825	809
3.000%, 02/24/2050	5	5
2.939%, 06/04/2051	768	747
2.772%, 11/10/2050	1,615	1,525
Burlington Resources LLC
7.200%, 08/15/2031	20	28
Canadian Natural Resources MTN
4.950%, 06/01/2047	350	433
Chevron USA
3.078%, 05/11/2050	514	548
Columbia Pipeline Group
5.800%, 06/01/2045	430	586
Conoco Funding
7.250%, 10/15/2031	350	496

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ConocoPhillips
5.900%, 05/15/2038	$1,628	$2,240
4.875%, 10/01/2047 (A)	225	299
4.850%, 08/15/2048 (A)	325	430
4.300%, 11/15/2044	1,145	1,374
Devon Energy
7.950%, 04/15/2032	10	14
5.600%, 07/15/2041	190	239
5.000%, 06/15/2045	115	139
4.750%, 05/15/2042	420	480
El Paso Natural Gas
8.375%, 06/15/2032	185	265
Energy Transfer
6.500%, 02/01/2042	70	91
6.250%, 04/15/2049	305	396
6.125%, 12/15/2045	1,443	1,810
6.000%, 06/15/2048	35	44
5.950%, 10/01/2043	1,580	1,929
5.800%, 06/15/2038	55	67
5.400%, 10/01/2047	2,720	3,238
5.350%, 05/15/2045	520	604
5.300%, 04/15/2047	695	803
5.150%, 02/01/2043	105	116
5.150%, 03/15/2045	200	228
5.000%, 05/15/2050	167	192
4.900%, 03/15/2035	1,000	1,141
Eni SpA
5.700%, 10/01/2040 (A)	340	439
Enterprise Products Operating LLC
6.650%, 10/15/2034	1,265	1,732
6.125%, 10/15/2039	385	529
5.700%, 02/15/2042	540	714
5.100%, 02/15/2045	600	750
4.950%, 10/15/2054	545	684
4.900%, 05/15/2046	1,770	2,166
4.850%, 03/15/2044	575	696
4.250%, 02/15/2048	225	255
4.200%, 01/31/2050	365	412
3.700%, 01/31/2051	140	148
3.300%, 02/15/2053	305	304
EOG Resources
4.950%, 04/15/2050	674	912
EQM Midstream Partners
6.500%, 07/15/2048	500	580
Equinor
3.950%, 05/15/2043	650	759
3.625%, 04/06/2040	2,025	2,270
Exxon Mobil
4.227%, 03/19/2040	335	399
3.452%, 04/15/2051	4,064	4,439
Hess
5.800%, 04/01/2047	150	197

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.600%, 02/15/2041	$440	$542
Kinder Morgan
5.550%, 06/01/2045	650	823
5.300%, 12/01/2034	3,131	3,788
5.050%, 02/15/2046	50	60
Kinder Morgan Energy Partners
6.375%, 03/01/2041	636	853
5.000%, 08/15/2042	700	817
Lundin Energy Finance BV
3.100%, 07/15/2031 (A)	345	349
Marathon Petroleum
6.500%, 03/01/2041	193	267
4.750%, 09/15/2044	80	94
Motiva Enterprises
6.850%, 01/15/2040 (A)	995	1,247
MPLX
5.500%, 02/15/2049	120	152
4.500%, 04/15/2038	575	638
Northern Natural Gas
4.300%, 01/15/2049 (A)	275	325
Occidental Petroleum
6.574%, 10/10/2036 (B)	3,581	1,943
4.300%, 08/15/2039	536	523
Petroleos Mexicanos
6.950%, 01/28/2060	382	314
6.350%, 02/12/2048	745	589
Petroleos Mexicanos MTN
6.750%, 09/21/2047	670	550
Phillips 66
5.875%, 05/01/2042	490	669
4.875%, 11/15/2044	960	1,190
Phillips 66 Partners
4.900%, 10/01/2046	1,344	1,652
Plains All American Pipeline/PAA Finance
4.900%, 02/15/2045	800	887
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)	1,135	1,266
Sabal Trail Transmission LLC
4.832%, 05/01/2048 (A)	660	818
4.682%, 05/01/2038 (A)	435	526
Shell International Finance BV
6.375%, 12/15/2038	1,577	2,321
5.500%, 03/25/2040	435	597
4.550%, 08/12/2043	635	794
4.375%, 05/11/2045	1,365	1,684
3.750%, 09/12/2046	220	250
3.000%, 11/26/2051	95	97
Suncor Energy
6.800%, 05/15/2038	520	734
3.750%, 03/04/2051	370	402
Texas Eastern Transmission
7.000%, 07/15/2032	690	942

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.150%, 01/15/2048 (A)	$675	$781
TotalEnergies Capital International
3.386%, 06/29/2060	65	70
3.127%, 05/29/2050	1,665	1,720
TransCanada PipeLines
7.250%, 08/15/2038	1,070	1,590
4.875%, 05/15/2048	195	248
4.750%, 05/15/2038	455	542
4.625%, 03/01/2034	1,165	1,369
Transcontinental Gas Pipe Line LLC
5.400%, 08/15/2041	1,055	1,358
4.600%, 03/15/2048	536	654
4.450%, 08/01/2042	670	785
Valero Energy
10.500%, 03/15/2039	867	1,533
Williams
7.500%, 01/15/2031	370	504
2.600%, 03/15/2031	455	452

		81,876

Financials — 11.3%
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	1,937	2,709
American International Group
4.800%, 07/10/2045	70	91
4.750%, 04/01/2048	200	262
4.700%, 07/10/2035	40	48
4.500%, 07/16/2044	1,980	2,424
4.375%, 06/30/2050	470	593
4.375%, 01/15/2055	65	82
3.875%, 01/15/2035	60	67
Arthur J Gallagher
3.500%, 05/20/2051	835	899
3.050%, 03/09/2052	75	74
ASB Bank
2.375%, 10/22/2031 (A)	615	614
Bank of America
6.110%, 01/29/2037	660	891
6.000%, 10/15/2036	2,690	3,688
3.311%, VAR United States Secured Overnight Financing Rate + 1.580%, 04/22/2042	1,950	2,069
2.972%, VAR United States Secured Overnight Financing Rate + 1.560%, 07/21/2052	1,300	1,323
2.572%, VAR United States Secured Overnight Financing Rate + 1.210%, 10/20/2032	710	713
Bank of America MTN
5.875%, 02/07/2042	2,445	3,482
4.330%, VAR ICE LIBOR USD 3 Month + 1.520%, 03/15/2050	1,240	1,550

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.083%, VAR ICE LIBOR USD 3 Month + 3.150%, 03/20/2051	$2,210	$2,698
4.078%, VAR ICE LIBOR USD 3 Month + 1.320%, 04/23/2040	1,000	1,155
3.974%, VAR ICE LIBOR USD 3 Month + 1.210%, 02/07/2030	440	486
2.676%, VAR United States Secured Overnight Financing Rate + 1.930%, 06/19/2041	350	340
Berkshire Hathaway
4.500%, 02/11/2043	218	273
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,300	1,608
4.200%, 08/15/2048	1,365	1,684
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	1,249	1,842
2.000%, 01/30/2032 (A)	355	343
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	1,263	1,667
Chubb INA Holdings
6.700%, 05/15/2036	627	935
2.850%, 12/15/2051	250	254
CI Financial
4.100%, 06/15/2051	625	694
Cincinnati Financial
6.920%, 05/15/2028	1,984	2,567
Citigroup
6.625%, 06/15/2032	1,035	1,385
4.750%, 05/18/2046	1,760	2,213
4.650%, 07/23/2048	1,535	2,014
4.281%, VAR ICE LIBOR USD 3 Month + 1.839%, 04/24/2048	1,848	2,304
2.904%, VAR United States Secured Overnight Financing Rate + 1.379%, 11/03/2042	435	433
2.561%, VAR United States Secured Overnight Financing Rate + 1.167%, 05/01/2032	640	643
Commonwealth Bank of Australia MTN
3.743%, 09/12/2039 (A)	310	335
Cooperatieve Rabobank UA
5.250%, 08/04/2045	145	197
Credit Suisse Group
3.091%, VAR United States Secured Overnight Financing Rate + 1.730%, 05/14/2032 (A)	955	968
Deutsche Bank NY
3.035%, VAR United States Secured Overnight Financing Rate + 1.718%, 05/28/2032	385	387
Everest Reinsurance Holdings
3.125%, 10/15/2052	760	747

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	$225	$332
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month + 3.744%, 11/01/2053 (A)	375	477
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month + 3.454%, 10/15/2054 (A)	700	849
Fifth Third Bancorp
8.250%, 03/01/2038	286	476
Global Atlantic Finance
3.125%, 06/15/2031 (A)	455	456
Goldman Sachs Group
6.750%, 10/01/2037	1,570	2,217
6.250%, 02/01/2041	1,986	2,882
4.750%, 10/21/2045	50	65
4.411%, VAR ICE LIBOR USD 3 Month + 1.430%, 04/23/2039	595	710
4.017%, VAR ICE LIBOR USD 3 Month + 1.373%, 10/31/2038	3,750	4,281
3.210%, VAR United States Secured Overnight Financing Rate + 1.513%, 04/22/2042	975	1,007
2.908%, VAR United States Secured Overnight Financing Rate + 1.472%, 07/21/2042	295	294
2.650%, VAR United States Secured Overnight Financing Rate + 1.264%, 10/21/2032	655	657
1.992%, VAR United States Secured Overnight Financing Rate + 1.090%, 01/27/2032	360	345
Goldman Sachs Group MTN
4.800%, 07/08/2044	474	606
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	1,090	1,436
Hartford Financial Services Group
6.625%, 03/30/2040	425	627
HSBC Bank USA
7.000%, 01/15/2039	460	709
HSBC Holdings
6.800%, 06/01/2038	1,067	1,526
6.500%, 09/15/2037	1,615	2,237
5.250%, 03/14/2044	240	311
Intercontinental Exchange
3.000%, 09/15/2060	660	643
Jefferies Group
6.250%, 01/15/2036	338	450
JPMorgan Chase
6.400%, 05/15/2038	150	218
5.600%, 07/15/2041	1,461	2,046
4.032%, VAR ICE LIBOR USD 3 Month + 1.460%, 07/24/2048	760	909

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.964%, VAR ICE LIBOR USD 3 Month + 1.380%, 11/15/2048	$1,465	$1,743
3.897%, VAR ICE LIBOR USD 3 Month + 1.220%, 01/23/2049	1,235	1,445
3.328%, VAR United States Secured Overnight Financing Rate + 1.580%, 04/22/2052	2,721	2,965
3.109%, VAR United States Secured Overnight Financing Rate + 2.440%, 04/22/2051	1,215	1,281
3.109%, VAR United States Secured Overnight Financing Rate + 2.460%, 04/22/2041	675	702
2.739%, VAR United States Secured Overnight Financing Rate + 1.510%, 10/15/2030	1,885	1,936
2.545%, VAR United States Secured Overnight Financing Rate + 1.180%, 11/08/2032	1,025	1,030
1.953%, VAR United States Secured Overnight Financing Rate + 1.065%, 02/04/2032	570	546
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	588	782
Liberty Mutual Group
3.951%, 10/15/2050 (A)	1,390	1,586
3.950%, 05/15/2060 (A)	55	63
Lloyds Banking Group
4.344%, 01/09/2048	391	465
Macquarie Group MTN
2.871%, VAR United States Secured Overnight Financing Rate + 1.532%, 01/14/2033 (A)	415	416
2.691%, VAR United States Secured Overnight Financing Rate + 1.440%, 06/23/2032 (A)	905	900
Marsh & McLennan
4.750%, 03/15/2039	709	901
4.200%, 03/01/2048	720	894
Massachusetts Mutual Life Insurance
3.729%, 10/15/2070 (A)	528	601
3.375%, 04/15/2050 (A)	942	1,009
MetLife
5.875%, 02/06/2041	280	402
4.875%, 11/13/2043	655	863
4.721%, 12/15/2044	255	328
4.050%, 03/01/2045	1,481	1,777
Mitsubishi UFJ Financial Group
4.153%, 03/07/2039	325	390
Moody's
4.875%, 12/17/2048	835	1,132
2.750%, 08/19/2041	455	448

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley
4.375%, 01/22/2047	$105	$134
3.217%, VAR United States Secured Overnight Financing Rate + 1.485%, 04/22/2042	990	1,044
Morgan Stanley MTN
6.375%, 07/24/2042	794	1,208
5.597%, VAR United States Secured Overnight Financing Rate + 4.840%, 03/24/2051	580	884
4.300%, 01/27/2045	735	909
3.971%, VAR ICE LIBOR USD 3 Month + 1.455%, 07/22/2038	545	627
2.802%, VAR United States Secured Overnight Financing Rate + 1.430%, 01/25/2052	1,746	1,735
2.511%, VAR United States Secured Overnight Financing Rate + 1.200%, 10/20/2032	435	436
2.239%, VAR United States Secured Overnight Financing Rate + 1.178%, 07/21/2032	500	490
National Rural Utilities Cooperative Finance
4.300%, 03/15/2049	930	1,185
Nationwide Mutual Insurance
4.350%, 04/30/2050 (A)	320	372
New York Life Insurance
6.750%, 11/15/2039 (A)	845	1,282
5.875%, 05/15/2033 (A)	852	1,129
4.450%, 05/15/2069 (A)	750	983
3.750%, 05/15/2050 (A)	401	462
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (A)	1,142	1,285
Prudential Financial
3.935%, 12/07/2049	130	155
3.905%, 12/07/2047	145	171
Prudential Financial MTN
5.700%, 12/14/2036	1,357	1,841
3.700%, 03/13/2051	110	127
Raymond James Financial
4.950%, 07/15/2046	565	742
3.750%, 04/01/2051	600	678
S&P Global
3.250%, 12/01/2049	250	277
Teachers Insurance & Annuity Association of America
3.300%, 05/15/2050 (A)	1,250	1,316
Travelers
3.050%, 06/08/2051	465	493
Wells Fargo
5.850%, 02/01/2037	3,075	4,100
5.606%, 01/15/2044	220	297
3.900%, 05/01/2045	293	342

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wells Fargo MTN
5.013%, VAR United States Secured Overnight Financing Rate + 4.502%, 04/04/2051	$4,999	$6,915
4.900%, 11/17/2045	490	625
4.650%, 11/04/2044	1,300	1,589
4.400%, 06/14/2046	110	132
Westpac Banking
3.133%, 11/18/2041	350	346
3.020%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.530%, 11/18/2036	290	288
2.668%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.750%, 11/15/2035	90	88
Willis North America
3.875%, 09/15/2049	510	558

		136,367

Health Care — 7.7%
Abbott Laboratories
4.900%, 11/30/2046	1,034	1,438
AbbVie
4.875%, 11/14/2048	905	1,172
4.850%, 06/15/2044	630	796
4.550%, 03/15/2035	1,565	1,868
4.500%, 05/14/2035	1,750	2,073
4.450%, 05/14/2046	200	243
4.400%, 11/06/2042	2,039	2,443
4.250%, 11/21/2049	2,940	3,536
4.050%, 11/21/2039	540	618
Advocate Health & Hospitals
4.272%, 08/15/2048	391	503
Aetna
4.125%, 11/15/2042	550	628
Alcon Finance
3.800%, 09/23/2049 (A)	550	614
Amgen
4.950%, 10/01/2041	825	1,033
4.400%, 05/01/2045	4,135	4,971
Anthem
4.650%, 01/15/2043	270	337
4.375%, 12/01/2047	2,613	3,224
3.700%, 09/15/2049	1,000	1,120
AstraZeneca
6.450%, 09/15/2037	1,251	1,843
3.000%, 05/28/2051	213	226
AstraZeneca PLC
Baxter International
3.132%, 12/01/2051 (A)	725	745
BayCare Health System
3.831%, 11/15/2050	365	450

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bayer US Finance II LLC
4.400%, 07/15/2044 (A)	$1,580	$1,803
3.950%, 04/15/2045 (A)	500	549
Baylor Scott & White Holdings
4.185%, 11/15/2045	1,040	1,319
Becton Dickinson
3.794%, 05/20/2050	660	751
Biogen
3.250%, 02/15/2051 (A)	100	100
Boston Scientific
4.550%, 03/01/2039	465	559
Bristol-Myers Squibb
4.550%, 02/20/2048	524	676
4.250%, 10/26/2049	1,798	2,242
Children's Hospital Medical Center
2.820%, 11/15/2050	450	464
Cigna
4.900%, 12/15/2048	225	291
4.800%, 08/15/2038	590	723
4.800%, 07/15/2046	1,203	1,521
3.875%, 10/15/2047	1,350	1,510
3.400%, 03/15/2051	540	572
3.200%, 03/15/2040	205	211
Cleveland Clinic Foundation
4.858%, 01/01/2114	72	113
CommonSpirit Health
4.187%, 10/01/2049	1,381	1,637
3.910%, 10/01/2050	290	334
CVS Health
5.125%, 07/20/2045	495	648
5.050%, 03/25/2048	5,205	6,878
4.780%, 03/25/2038	2,770	3,375
4.250%, 04/01/2050	283	345
4.125%, 04/01/2040	595	680
2.700%, 08/21/2040	410	392
Gilead Sciences
4.800%, 04/01/2044	668	841
4.600%, 09/01/2035	965	1,162
4.500%, 02/01/2045	1,065	1,307
GlaxoSmithKline Capital
6.375%, 05/15/2038	415	616
HCA
5.250%, 06/15/2049	1,540	1,996
3.500%, 07/15/2051	930	950
Humana
4.950%, 10/01/2044	890	1,155
3.950%, 08/15/2049	490	570
Johnson & Johnson
3.400%, 01/15/2038	790	890
Kaiser Foundation Hospitals
4.150%, 05/01/2047	565	709
3.266%, 11/01/2049	580	642

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.002%, 06/01/2051	$2,565	$2,703
2.810%, 06/01/2041	580	592
Mass General Brigham
3.192%, 07/01/2049	85	93
Memorial Health Services
3.447%, 11/01/2049	375	427
Merck
4.150%, 05/18/2043	605	736
2.450%, 06/24/2050	150	143
New York and Presbyterian Hospital
4.763%, 08/01/2116	179	258
Northwell Healthcare
4.260%, 11/01/2047	365	442
NYU Langone Hospitals
4.428%, 07/01/2042	745	905
Pfizer
4.000%, 12/15/2036	1,460	1,731
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	525	611
Regeneron Pharmaceuticals
2.800%, 09/15/2050	150	141
Stanford Health Care
3.795%, 11/15/2048	431	523
STERIS Irish FinCo UnLtd
3.750%, 03/15/2051	800	884
Stryker
4.100%, 04/01/2043	805	947
Takeda Pharmaceutical
3.175%, 07/09/2050	807	825
Thermo Fisher Scientific
4.100%, 08/15/2047	360	453
2.800%, 10/15/2041	1,150	1,161
UnitedHealth Group
6.875%, 02/15/2038	885	1,365
6.625%, 11/15/2037	555	831
4.625%, 07/15/2035	695	862
4.250%, 04/15/2047	725	903
4.200%, 01/15/2047	925	1,139
3.700%, 08/15/2049	734	852
3.250%, 05/15/2051	1,665	1,811
3.050%, 05/15/2041	560	584
2.900%, 05/15/2050	240	245
2.750%, 05/15/2040	135	136
Utah Acquisition Sub
5.250%, 06/15/2046	315	386
Viatris
4.000%, 06/22/2050	630	679
3.850%, 06/22/2040	455	485
Wyeth LLC
6.000%, 02/15/2036	945	1,331
5.950%, 04/01/2037	536	761

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Zoetis
4.450%, 08/20/2048	$205	$264

		94,621

Industrials — 6.7%
3M
3.250%, 08/26/2049	410	451
AerCap Ireland Capital DAC
3.300%, 01/30/2032	2,115	2,131
Air Lease
3.250%, 10/01/2029	255	261
Air Lease MTN
3.000%, 02/01/2030	180	181
BAE Systems Holdings
4.750%, 10/07/2044 (A)	828	1,026
BAE Systems PLC
5.800%, 10/11/2041 (A)	290	398
3.000%, 09/15/2050 (A)	650	636
Boeing
5.930%, 05/01/2060	750	1,037
5.805%, 05/01/2050	3,746	5,053
5.705%, 05/01/2040	3,845	4,911
3.625%, 02/01/2031	74	79
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	1,230	1,759
6.150%, 05/01/2037	650	937
5.750%, 05/01/2040	180	250
5.050%, 03/01/2041	200	261
4.900%, 04/01/2044	130	172
4.400%, 03/15/2042	2,030	2,499
4.150%, 04/01/2045	190	231
3.300%, 09/15/2051	1,015	1,108
3.050%, 02/15/2051	195	202
2.875%, 06/15/2052	220	223
Canadian National Railway
6.200%, 06/01/2036	511	719
3.650%, 02/03/2048	575	661
Canadian Pacific Railway
6.125%, 09/15/2115	1,330	2,011
3.100%, 12/02/2051	1,665	1,712
3.000%, 12/02/2041	225	229
2.450%, 12/02/2031	205	208
Carrier Global
3.577%, 04/05/2050	355	377
3.377%, 04/05/2040	370	387
Caterpillar
3.250%, 09/19/2049	355	393
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	888	901
Crane
4.200%, 03/15/2048	450	490

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CSX
4.750%, 05/30/2042	$1,080	$1,363
4.750%, 11/15/2048	202	265
Deere
3.750%, 04/15/2050	706	856
FedEx
5.100%, 01/15/2044	125	161
4.550%, 04/01/2046	1,673	2,027
4.400%, 01/15/2047	405	476
3.900%, 02/01/2035	410	459
3.250%, 05/15/2041	355	362
GE Capital International Funding Unlimited
4.418%, 11/15/2035	8,366	10,111
General Dynamics
4.250%, 04/01/2040	580	708
General Electric
4.350%, 05/01/2050	215	290
4.250%, 05/01/2040	845	1,047
General Electric MTN
0.636%, VAR ICE LIBOR USD 3 Month + 0.480%, 08/15/2036	1,250	1,092
Kansas City Southern
4.200%, 11/15/2069	453	546
Lockheed Martin
4.700%, 05/15/2046	1,561	2,058
4.070%, 12/15/2042	242	289
3.600%, 03/01/2035	1,085	1,220
Norfolk Southern
5.100%, 08/01/2118	910	1,228
4.800%, 08/15/2043	528	633
4.100%, 05/15/2121	172	200
4.050%, 08/15/2052	664	807
3.942%, 11/01/2047	486	572
3.155%, 05/15/2055	229	238
Northrop Grumman
4.750%, 06/01/2043	930	1,183
4.030%, 10/15/2047	645	771
3.850%, 04/15/2045	770	888
Northwest Airlines, Pass-Through Trust, Ser 2001-1, Cl A1
7.041%, 04/01/2022	7	7
Parker-Hannifin
4.000%, 06/14/2049	305	360
Parker-Hannifin MTN
4.450%, 11/21/2044	405	498
Raytheon Technologies
4.500%, 06/01/2042	1,785	2,205
4.350%, 04/15/2047	900	1,108
3.750%, 11/01/2046	49	55
3.030%, 03/15/2052	1,310	1,324
Snap-on
3.100%, 05/01/2050	571	616

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Trane Technologies Global Holding
4.300%, 02/21/2048	$140	$169
TTX
4.600%, 02/01/2049 (A)	564	751
Union Pacific
3.839%, 03/20/2060	2,175	2,598
3.799%, 04/06/2071	652	768
3.250%, 02/05/2050	1,460	1,576
2.973%, 09/16/2062	418	419
Union Pacific MTN
3.550%, 08/15/2039	620	694
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	348	384
United Parcel Service
3.750%, 11/15/2047	595	716
US Airways, Pass-Through Trust, Ser 2010-1, Cl A
6.250%, 04/22/2023	644	662
Verisk Analytics
3.625%, 05/15/2050	540	596
Waste Management
3.900%, 03/01/2035	360	405
2.950%, 06/01/2041	760	796
WW Grainger
4.600%, 06/15/2045	340	445
4.200%, 05/15/2047	797	1,015

		79,911

Information Technology — 4.0%
Activision Blizzard
4.500%, 06/15/2047	295	357
Analog Devices
2.950%, 10/01/2051	855	894
2.800%, 10/01/2041	360	368
Apple
4.650%, 02/23/2046	1,469	1,945
4.500%, 02/23/2036	620	779
4.450%, 05/06/2044	560	723
4.375%, 05/13/2045	2,310	2,960
3.850%, 05/04/2043	225	267
3.750%, 09/12/2047	250	298
3.450%, 02/09/2045	950	1,065
2.950%, 09/11/2049	335	350
2.700%, 08/05/2051	1,825	1,825
2.650%, 02/08/2051	695	688
2.550%, 08/20/2060	925	879
2.375%, 02/08/2041	1,130	1,107
Applied Materials
4.350%, 04/01/2047	461	599
Broadcom
3.750%, 02/15/2051 (A)	620	645

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 02/15/2041 (A)	$1,025	$1,022
3.137%, 11/15/2035 (A)	490	482
Cisco Systems
5.900%, 02/15/2039	751	1,088
Corning
5.850%, 11/15/2068	159	238
5.450%, 11/15/2079	665	908
Fiserv
4.400%, 07/01/2049	400	476
Intel
3.734%, 12/08/2047	1,460	1,680
3.250%, 11/15/2049	675	719
3.200%, 08/12/2061	310	322
3.050%, 08/12/2051	865	896
Juniper Networks
5.950%, 03/15/2041	208	277
KLA
5.000%, 03/15/2049	527	724
Lam Research
2.875%, 06/15/2050	557	568
Mastercard
3.850%, 03/26/2050	170	203
3.650%, 06/01/2049	285	333
Micron Technology
3.366%, 11/01/2041	165	166
Microsoft
3.450%, 08/08/2036	178	205
3.041%, 03/17/2062	1,452	1,568
2.921%, 03/17/2052	3,558	3,788
2.675%, 06/01/2060	720	718
NVIDIA
3.500%, 04/01/2040	230	260
3.500%, 04/01/2050	742	857
Oracle
4.375%, 05/15/2055	1,075	1,235
4.300%, 07/08/2034	925	1,045
4.125%, 05/15/2045	1,180	1,291
4.000%, 07/15/2046	1,470	1,588
4.000%, 11/15/2047	590	634
3.950%, 03/25/2051	1,065	1,148
3.800%, 11/15/2037	2,170	2,312
3.600%, 04/01/2050	110	111
PayPal Holdings
3.250%, 06/01/2050	250	270
salesforce.com
3.050%, 07/15/2061	375	395
2.900%, 07/15/2051	1,325	1,370
2.700%, 07/15/2041	615	619
Texas Instruments
4.150%, 05/15/2048	367	470
TSMC Arizona
3.250%, 10/25/2051	655	704

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.125%, 10/25/2041	$375	$395
Visa
4.300%, 12/14/2045	565	715
4.150%, 12/14/2035	260	311
2.700%, 04/15/2040	230	235

		48,095

Materials — 0.8%
Barrick Gold
5.250%, 04/01/2042	115	151
BHP Billiton Finance USA
5.000%, 09/30/2043	655	870
Dow Chemical
4.375%, 11/15/2042	130	156
3.600%, 11/15/2050	925	1,014
DuPont de Nemours
5.419%, 11/15/2048	390	549
5.319%, 11/15/2038	985	1,272
FMC
4.500%, 10/01/2049	455	561
Glencore Finance Canada
6.000%, 11/15/2041 (A)	661	881
International Flavors and Fragrances
5.000%, 09/26/2048	880	1,161
3.468%, 12/01/2050 (A)	910	957
3.268%, 11/15/2040 (A)	415	426
LYB International Finance III LLC
4.200%, 10/15/2049	830	968
4.200%, 05/01/2050	190	220
Martin Marietta Materials
3.200%, 07/15/2051	245	251
Newmont Goldcorp
5.875%, 04/01/2035	180	236

		9,673

Real Estate — 1.3%
Agree
2.900%, 10/01/2030	335	343
2.600%, 06/15/2033	265	261
American Homes 4 Rent
3.375%, 07/15/2051	255	263
American Tower
3.100%, 06/15/2050	190	184
AvalonBay Communities MTN
4.350%, 04/15/2048	80	104
Boston Properties
2.450%, 10/01/2033	480	463
CyrusOne
3.450%, 11/15/2029	1,920	2,048
Equinix
2.950%, 09/15/2051	740	710

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Extra Space Storage
2.550%, 06/01/2031	$40	$40
2.350%, 03/15/2032	230	223
GLP Capital LP / GLP Financing II
5.300%, 01/15/2029	965	1,101
Life Storage
2.400%, 10/15/2031	280	275
National Retail Properties
4.800%, 10/15/2048	335	430
Regency Centers
4.650%, 03/15/2049	605	763
4.400%, 02/01/2047	280	337
Rexford Industrial Realty
2.150%, 09/01/2031	330	316
Simon Property Group LP
6.750%, 02/01/2040	634	946
4.750%, 03/15/2042	45	56
4.250%, 11/30/2046	85	102
3.800%, 07/15/2050	460	518
3.250%, 09/13/2049	280	291
Spirit Realty
3.400%, 01/15/2030	525	550
3.200%, 02/15/2031	1,070	1,102
2.700%, 02/15/2032	335	334
Ventas Realty
5.700%, 09/30/2043	1,000	1,346
Welltower
5.125%, 03/15/2043	1,299	1,632
4.950%, 09/01/2048	274	361
WP Carey
2.250%, 04/01/2033	180	172

		15,271

Utilities — 9.1%
AEP Transmission LLC
3.800%, 06/15/2049	385	445
3.650%, 04/01/2050	600	679
AES
2.450%, 01/15/2031	225	220
Alabama Power
4.300%, 07/15/2048	585	720
4.150%, 08/15/2044	795	942
3.700%, 12/01/2047	1,061	1,193
American Water Capital
3.450%, 05/01/2050	1,530	1,670
Appalachian Power
4.500%, 03/01/2049	470	583
4.450%, 06/01/2045	650	783
Arizona Public Service
4.250%, 03/01/2049	170	204
3.350%, 05/15/2050	400	424

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Baltimore Gas & Electric
5.200%, 06/15/2033	$1,128	$1,399
2.900%, 06/15/2050	400	405
Berkshire Hathaway Energy
6.125%, 04/01/2036	5,241	7,161
Black Hills
4.350%, 05/01/2033	465	534
4.200%, 09/15/2046	500	580
Brooklyn Union Gas
4.273%, 03/15/2048 (A)	710	817
Cleco Power
6.000%, 12/01/2040	310	430
CMS Energy
4.875%, 03/01/2044	917	1,164
Commonwealth Edison
4.350%, 11/15/2045	1,225	1,528
4.000%, 03/01/2048	155	185
3.700%, 03/01/2045	600	694
3.200%, 11/15/2049	430	462
3.125%, 03/15/2051	1,655	1,743
Connecticut Light & Power
4.000%, 04/01/2048	470	585
Consolidated Edison of New York
6.750%, 04/01/2038	525	772
6.300%, 08/15/2037	865	1,219
4.500%, 05/15/2058	450	566
4.450%, 03/15/2044	245	292
3.950%, 04/01/2050	130	152
3.850%, 06/15/2046	500	559
3.700%, 11/15/2059	600	652
Consumers Energy
3.100%, 08/15/2050	460	491
2.500%, 05/01/2060	205	186
Dominion Energy
5.250%, 08/01/2033	2,830	3,503
4.900%, 08/01/2041	1,785	2,233
3.300%, 04/15/2041	605	636
DTE Electric
4.050%, 05/15/2048	480	591
Duke Energy Carolinas LLC
6.100%, 06/01/2037	1,210	1,666
6.000%, 01/15/2038	614	857
5.300%, 02/15/2040	1,880	2,509
4.250%, 12/15/2041	850	1,013
3.200%, 08/15/2049	210	223
Duke Energy Florida LLC
6.350%, 09/15/2037	430	633
Duke Energy Indiana LLC
6.350%, 08/15/2038	295	426
4.900%, 07/15/2043	715	923
3.750%, 05/15/2046	445	514

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Duke Energy Progress LLC
4.375%, 03/30/2044	$2,155	$2,646
Electricite de France
6.000%, 01/22/2114 (A)	241	346
5.000%, 09/21/2048 (A)	335	446
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	2,596
Entergy
3.750%, 06/15/2050	784	861
Entergy Louisiana LLC
4.200%, 04/01/2050	755	928
Entergy Texas
3.550%, 09/30/2049	450	489
Exelon
4.950%, 06/15/2035	1,235	1,500
Exelon Generation LLC
6.250%, 10/01/2039	883	1,132
5.750%, 10/01/2041	494	605
5.600%, 06/15/2042	850	1,023
Florida Power & Light
5.960%, 04/01/2039	980	1,410
5.690%, 03/01/2040	1,201	1,705
5.400%, 09/01/2035	2,315	3,030
3.990%, 03/01/2049	360	444
Georgia Power
4.300%, 03/15/2042	600	688
3.700%, 01/30/2050	1,520	1,651
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	1,061	1,430
Interstate Power and Light
3.100%, 11/30/2051	330	337
Jersey Central Power & Light
6.400%, 05/15/2036	1,425	1,935
KeySpan Gas East
5.819%, 04/01/2041 (A)	925	1,238
MidAmerican Energy
4.800%, 09/15/2043	325	420
4.400%, 10/15/2044	1,350	1,668
4.250%, 05/01/2046	165	204
MidAmerican Energy MTN
5.800%, 10/15/2036	410	563
Narragansett Electric
4.170%, 12/10/2042 (A)	1,320	1,480
Northern States Power
5.350%, 11/01/2039	1,470	2,022
3.600%, 09/15/2047	400	455
3.400%, 08/15/2042	460	498
3.200%, 04/01/2052	190	208
NSTAR Electric
4.400%, 03/01/2044	755	938
Oglethorpe Power
5.250%, 09/01/2050	1,001	1,315

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.050%, 10/01/2048	$925	$1,166
Oncor Electric Delivery LLC
5.350%, 10/01/2052	645	980
5.300%, 06/01/2042	345	475
5.250%, 09/30/2040	1,200	1,627
2.700%, 11/15/2051 (A)	760	752
Pacific Gas and Electric
4.200%, 06/01/2041	260	265
3.500%, 08/01/2050	295	281
3.300%, 08/01/2040	200	190
2.500%, 02/01/2031	320	306
PacifiCorp
6.000%, 01/15/2039	530	737
PECO Energy
3.900%, 03/01/2048	1,290	1,545
Piedmont Natural Gas
4.650%, 08/01/2043	330	403
PPL Electric Utilities
4.150%, 06/15/2048	455	565
4.125%, 06/15/2044	870	1,037
Public Service Electric and Gas MTN
4.050%, 05/01/2048	255	313
Public Service of Colorado
6.500%, 08/01/2038	550	833
6.250%, 09/01/2037	680	999
4.050%, 09/15/2049	133	164
Puget Sound Energy
4.223%, 06/15/2048	880	1,065
2.893%, 09/15/2051	335	344
San Diego Gas & Electric
3.320%, 04/15/2050	577	621
Sempra Energy
6.000%, 10/15/2039	865	1,200
3.800%, 02/01/2038	785	867
Southern California Edison
6.050%, 03/15/2039	665	883
3.900%, 03/15/2043	245	264
3.650%, 02/01/2050	115	123
Southern California Gas
3.750%, 09/15/2042	620	702
Southern Gas Capital
5.875%, 03/15/2041	1,008	1,390
4.400%, 06/01/2043	395	459
Southwestern Electric Power
6.200%, 03/15/2040	1,610	2,275
3.250%, 11/01/2051	165	166
Southwestern Public Service
4.400%, 11/15/2048	550	695
Tampa Electric
4.300%, 06/15/2048	975	1,208
Tucson Electric Power
3.250%, 05/01/2051	960	1,015

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Virginia Electric and Power
4.600%, 12/01/2048	$600	$773
4.450%, 02/15/2044	750	934
2.450%, 12/15/2050	265	249
Wisconsin Public Service
3.300%, 09/01/2049	175	189
2.850%, 12/01/2051	500	510

		110,947

Total Corporate Obligations
(Cost $668,615) ($ Thousands)		767,369

U.S. TREASURY OBLIGATIONS — 28.8%
U.S. Treasury Bills (B)
0.052%, 04/07/2022	3,740	3,739
0.052%, 04/28/2022	1,245	1,245
0.048%, 02/01/2022	4,390	4,390
0.046%, 02/24/2022	1,030	1,030
0.045%, 01/13/2022	1,005	1,005
0.042%, 12/21/2021	1,045	1,045
0.040%, 01/25/2022	1,395	1,395
0.039%, 01/06/2022	4,730	4,730
0.037%, 12/09/2021	1,085	1,085
0.035%, 03/03/2022	1,275	1,275
U.S. Treasury Bonds
3.750%, 08/15/2041	1,985	2,624
3.750%, 11/15/2043	2,520	3,382
3.625%, 08/15/2043	2,197	2,892
3.625%, 02/15/2044	2,276	3,008
3.125%, 11/15/2041	2,605	3,172
3.125%, 02/15/2043	3,145	3,842
3.125%, 08/15/2044	4,310	5,317
3.000%, 11/15/2044	7,825	9,490
3.000%, 05/15/2045	6,585	8,026
3.000%, 05/15/2047	3,625	4,500
2.875%, 11/15/2046	3,990	4,828
2.750%, 08/15/2042	3,700	4,271
2.750%, 11/15/2047	5,000	5,962
2.500%, 05/15/2046	6,590	7,439
2.375%, 05/15/2051	4,765	5,405
2.250%, 05/15/2041	4,104	4,368
2.000%, 11/15/2041	1,815	1,860
2.000%, 08/15/2051	42,446	44,449
1.875%, 02/15/2041	22,508	22,581
1.875%, 02/15/2051	21,910	22,276
1.875%, 11/15/2051	40,045	40,833
1.750%, 08/15/2041	53,005	52,036
1.375%, 11/15/2040	145	134
1.375%, 08/15/2050	17,955	16,204
1.125%, 05/15/2040	1,485	1,317

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
1.125%, 08/15/2040	$2,509	$2,218
U.S. Treasury Inflation-Protected Securities
1.000%, 02/15/2049	1,614	2,322
0.125%, 02/15/2051	790	948
U.S. Treasury Notes
1.500%, 11/30/2028	6,790	6,849
1.375%, 10/31/2028	2,520	2,522
1.375%, 11/15/2031	16,195	16,096
1.250%, 09/30/2028	365	362
1.250%, 08/15/2031	3,882	3,820
U.S. Treasury STRIPS
3.282%, 08/15/2043 (B)	9,912	6,546
1.993%, 08/15/2045 (B)	8,130	5,205

Total U.S. Treasury Obligations
(Cost $329,115) ($ Thousands)		348,043

MUNICIPAL BONDS — 2.7%
California — 1.3%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	600	1,007
California State, Build America Project, GO
7.500%, 04/01/2034	2,565	3,950
7.350%, 11/01/2039	1,645	2,641
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	590	1,037
Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	275	369
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	1,360	1,930
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	345	392
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	1,235	1,722
University of California Regents, Ser H, RB
6.548%, 05/15/2048	605	962
University of California Regents, Ser N, RB
Callable 11/15/2059 @ 100
3.256%, 05/15/2060	795	889
University of California, Ser AD, RB
4.858%, 05/15/2112	635	966
University of California, Ser AP, RB
3.931%, 05/15/2045	475	548

		16,413

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
6.637%, 04/01/2057	$612	$952

Illinois — 0.2%
Greater Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	1,480	2,072

Maryland — 0.0%
Baltimore, Revenue Authority, Water Project, Ser B, RB
Callable 07/01/2030 @ 100
2.814%, 07/01/2040	370	379

Missouri — 0.1%
Missouri State, Joint Municipal Electric Utility Commission, Build America Project, Ser A, RB
6.890%, 01/01/2042	600	908

New Jersey — 0.0%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	60	99

New York — 0.5%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	350	479
New York City, Municipal Water Finance Authority, Build America Project, RB
5.440%, 06/15/2043	570	845
New York City, Transitional Finance Authority, Build America Project, Sub-Ser, RB
5.572%, 11/01/2038	885	1,172
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, Sub-Ser, RB
5.508%, 08/01/2037	1,000	1,340
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	1,215	1,307
New York State, Urban Development, RB
5.770%, 03/15/2039	1,470	1,831

		6,974

Ohio — 0.0%
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/2038	325	345

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas — 0.5%
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	$930	$1,281
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	490	842
North Texas, Tollway Authority, RB
Callable 01/01/2029 @ 100
3.029%, 01/01/2040	735	752
Texas State, Private Activity Bond Surface Transportation, RB
3.922%, 12/31/2049	355	410
Texas State, Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/2030	645	787
University of Texas, Build America Bonds, RB
5.262%, 07/01/2039	575	822

		4,894

Total Municipal Bonds
(Cost $27,058) ($ Thousands)		33,036

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.4%
FNMA, PO MTN
0.000%, 05/15/2030(B)	8,380	7,348
Resolution Funding Principal STRIP
4.326%, 04/15/2030(B)	17,770	15,531
Tennessee Valley Authority
5.250%, 09/15/2039	2,615	3,763
Tennessee Valley Authority, PO
0.000%, 01/15/2038(B)	3,700	2,549

Total U.S. Government Agency Obligations
(Cost $23,426) ($ Thousands)		29,191

SOVEREIGN DEBT — 1.1%

Chile Government International Bond
3.500%, 01/25/2050	235	242
Indonesia Government International Bond
4.350%, 01/11/2048	55	62
3.700%, 10/30/2049	1,035	1,065
Israel Government AID Bond
5.500%, 09/18/2033	1,400	1,957
Israel Government International Bond
3.875%, 07/03/2050	254	292
3.375%, 01/15/2050	1,003	1,065

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Mexico Government International Bond
5.750%, 10/12/2110	$319	$365
5.000%, 04/27/2051	1,230	1,372
4.750%, 04/27/2032	335	374
4.500%, 01/31/2050	1,650	1,716
4.280%, 08/14/2041	334	344
3.250%, 04/16/2030	395	403
Minera Mexico
4.500%, 01/26/2050(A)	380	408
Panama Government International Bond
4.500%, 04/16/2050	660	711
4.500%, 04/01/2056	153	164
4.300%, 04/29/2053	80	84
3.870%, 07/23/2060	355	343
Perusahaan Penerbit SBSN Indonesia III
3.550%, 06/09/2051(A)	175	175
Peruvian Government International Bond
3.550%, 03/10/2051	175	175
Philippine Government International Bond
3.200%, 07/06/2046	795	791
2.950%, 05/05/2045	220	211
Uruguay Government International Bond
5.100%, 06/18/2050	350	454

Total Sovereign Debt
(Cost $11,934) ($ Thousands)		12,773

MORTGAGE-BACKED SECURITIES — 0.7%
Agency Mortgage-Backed Obligations — 0.7%
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	60	66
FHLMC REMIC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/2024	190	196
FHLMC REMIC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	3,897	4,207
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	1,008	1,162
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	726	809
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
6.608%, VAR ICE LIBOR USD 1 Month 0.000%, 07/25/2037	14	3
GNMA ARM
1.875%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 06/20/2032	27	29
GNMA CMO, Ser 2009-8, Cl PS, IO
6.211%, VAR ICE LIBOR USD 1 Month 0.000%, 08/16/2038	22	1
GNMA CMO, Ser 2010-4, Cl NS, IO
6.301%, VAR LIBOR USD 1 Month 0.000%, 01/16/2040	49	9

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041(B)	$1,959	$1,677

		8,159
Non-Agency Mortgage-Backed Obligations — 0.0%
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.075%, 03/25/2037	99	101
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
0.509%, VAR ICE LIBOR USD 1 Month + 0.420%, 03/19/2045	34	35
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
0.489%, 11/19/2034	70	68
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
0.872%, VAR ICE LIBOR USD 1 Month + 0.780%, 12/25/2034	61	51
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
0.892%, VAR ICE LIBOR USD 1 Month + 0.800%, 08/25/2034	29	28
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
0.952%, VAR ICE LIBOR USD 1 Month + 0.860%, 09/25/2034	10	10
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	8	8
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.817%, 12/25/2034(C)	14	13
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.752%, VAR ICE LIBOR USD 1 Month + 0.660%, 01/25/2045	38	38

		352
Total Mortgage-Backed Securities
(Cost $6,046) ($ Thousands)		8,511

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	21,117,351	$21,117

Total Cash Equivalent
(Cost $21,117) ($ Thousands)		21,117

Total Investments in Securities — 100.8%
(Cost $1,087,311) ($ Thousands)		$1,220,040

Description	Contracts	Market Value ($ Thousands)
PURCHASED SWAPTION** — 0.0%
Total Purchased Swaption (D)
(Cost $47) ($ Thousands)	1,500,000	$44

A list of the open OTC swaption contracts held by the Fund at November 30, 2021, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTION — 0.0%
Put Swaptions
Swaption 3Y30Y*	Bank of America Merrill Lynch	1,500,000	$2.75	01/20/2024	$44

A list of the open futures contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 10-Year Treasury Note	313	Mar-2022	$40,714	$40,944	$230
U.S. Ultra Long Treasury Bond	286	Mar-2022	55,520	57,361	1,841
			96,234	98,305	2,071
Short Contracts
U.S. 5-Year Treasury Note	(157)	Apr-2022	$(19,030)	$(19,060)	$(30)
U.S. Long Treasury Bond	(100)	Mar-2022	(16,023)	(16,212)	(189)
Ultra 10-Year U.S. Treasury Note	(249)	Mar-2022	(36,019)	(36,576)	(557)
			(71,072)	(71,848)	(776)
			$25,162	$26,457	$1,295

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2021, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
3 MONTH USD - LIBOR	1.0725% FIXED	Semi-Annually	07/24/2025	USD	4,035	$(40)	$–	$(40)
3 MONTH USD LIBOR	1.0255% FIXED	Semi-Annually	07/24/2025	USD	8,070	(87)	–	(87)
3 MONTH USD LIBOR	1.0335% FIXED	Semi-Annually	07/24/2025	USD	5,980	(64)	–	(64)
MONTHS USD LIBOR	0.39 % FIXED	Semi-Annually	09/28/2025	USD	9,070	(37)	–	(37)
3 MONTH USD - LIBOR	1.8075% FIXED	Quarterly	07/24/2053	USD	335	(8)	–	(8)
3 MONTH USD LIBOR	1.7725% FIXED	Quarterly	07/24/2053	USD	670	(10)	–	(10)
3 MONTH USD LIBOR	1.785% FIXED	Quarterly	07/24/2053	USD	505	(9)	–	(9)
MONTHS USD LIBOR	0.87% FIXED	Quarterly	09/28/2053	USD	775	(29)	–	(29)
						$(284)	$–	$(284)

Percentages are based on Net Assets of $1,210,555 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
†	Investment in Affiliated Security (see Note 6).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2021, the value of these securities amounted to $70,894 ($ Thousands), representing 5.9% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Long Duration Fund (Concluded)

(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Refer to table below for details on Swaption Contracts.

AID — Agency for International Development
ARM — Adjustable Rate Mortgage
Cl — Class
CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
ICE— Intercontinental Exchange
IO — Interest Only — face amount represents notional amount
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
Ltd. — Limited
MTN — Medium Term Note
PLC — Public Limited Company
PO — Principal Only
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
STRIPS — Separately Traded Registered Interest and Principal Securities
USD — U.S. Dollar
VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	767,369	–	767,369
U.S. Treasury Obligations	–	348,043	–	348,043
Municipal Bonds	–	33,036	–	33,036
U.S. Government Agency Obligations	–	29,191	–	29,191
Sovereign Debt	–	12,773	–	12,773
Mortgage-Backed Securities	–	8,511	–	8,511
Cash Equivalent	21,117	–	–	21,117
Total Investments in Securities	21,117	1,198,923	–	1,220,040

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Swaptions	–	44	–	44
Futures Contracts*
Unrealized Appreciation	2,071	–	–	2,071
Unrealized Depreciation	(776)	–	–	(776)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Depreciation	–	(284)	–	(284)
Total Other Financial Instruments	1,295	(240)	–	1,055

*	Futures contracts and Swap Contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund's transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$72,879	$318,777	$(370,539)	$—	$-	$21,117	21,117,351	$1	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Long Duration Credit Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 86.3%
Communication Services — 7.0%
Activision Blizzard
2.500%, 09/15/2050	$1,885	$1,641
Alphabet
2.250%, 08/15/2060	7,458	6,781
1.900%, 08/15/2040	1,430	1,309
America Movil
6.125%, 03/30/2040	5,085	7,207
AT&T
6.350%, 03/15/2040	50	67
5.350%, 09/01/2040	2,340	2,943
4.650%, 06/01/2044	375	441
4.300%, 12/15/2042	500	566
3.800%, 12/01/2057	2,239	2,338
3.550%, 09/15/2055	2,250	2,262
3.500%, 06/01/2041	2,120	2,178
3.500%, 09/15/2053	9,202	9,295
Charter Communications Operating LLC/ Charter Communications Operating
6.834%, 10/23/2055	580	859
6.484%, 10/23/2045	535	731
4.800%, 03/01/2050	700	788
Comcast
6.500%, 11/15/2035	420	602
5.650%, 06/15/2035	4,000	5,309
4.600%, 08/15/2045	1,150	1,445
4.250%, 01/15/2033	4,455	5,205
4.200%, 08/15/2034	3,770	4,424
4.049%, 11/01/2052	6,470	7,690
4.000%, 03/01/2048	5,645	6,581
3.969%, 11/01/2047	5,400	6,263
3.900%, 03/01/2038	5,670	6,481
3.400%, 04/01/2030	855	932
3.400%, 07/15/2046	9,314	10,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.250%, 11/01/2039	$295	$313
2.987%, 11/01/2063 (A)	36,219	34,997
2.937%, 11/01/2056 (A)	34,100	33,140
2.887%, 11/01/2051 (A)	10,786	10,545
2.800%, 01/15/2051	2,005	1,936
Cox Communications
4.800%, 02/01/2035 (A)	1,400	1,665
4.700%, 12/15/2042 (A)	294	356
Level 3 Financing
3.875%, 11/15/2029 (A)	535	552
NBCUniversal Media LLC
4.450%, 01/15/2043	1,740	2,109
NTT Finance
1.591%, 04/03/2028 (A)	2,360	2,324
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	1,550	1,792
Tencent Holdings MTN
3.840%, 04/22/2051 (A)	1,520	1,643
Time Warner Cable LLC
7.300%, 07/01/2038	791	1,135
5.500%, 09/01/2041	475	582
4.500%, 09/15/2042	500	550
Time Warner Entertainment
8.375%, 07/15/2033	1,709	2,520
T-Mobile USA
3.400%, 10/15/2052 (A)	1,620	1,606
3.000%, 02/15/2041	925	883
TWDC Enterprises 18
4.125%, 12/01/2041	1,705	2,040
TWDC Enterprises 18 MTN
4.125%, 06/01/2044	2,104	2,516
Verizon Communications
5.250%, 03/16/2037	2,350	3,077
4.862%, 08/21/2046	1,100	1,448
4.272%, 01/15/2036	2,200	2,585
3.700%, 03/22/2061	1,045	1,154
3.550%, 03/22/2051	4,165	4,567
3.400%, 03/22/2041	2,505	2,663
2.987%, 10/30/2056	2,824	2,717
2.650%, 11/20/2040	1,995	1,905
ViacomCBS
5.900%, 10/15/2040	40	54
5.850%, 09/01/2043	1,065	1,443
4.950%, 05/19/2050	771	974
4.850%, 12/15/2034	300	345
4.375%, 03/15/2043	2,034	2,304
Vodafone Group
4.875%, 06/19/2049	1,060	1,326
Walt Disney
6.650%, 11/15/2037	990	1,478
6.400%, 12/15/2035	1,573	2,267
4.700%, 03/23/2050	6,298	8,439

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.625%, 03/23/2040	$295	$371
3.800%, 05/13/2060	700	833
3.600%, 01/13/2051	16,169	18,487
3.500%, 05/13/2040	1,585	1,747
2.750%, 09/01/2049	26,586	25,921

		283,647

Consumer Discretionary — 4.7%
7-Eleven
2.500%, 02/10/2041 (A)	1,790	1,660
Alibaba Group Holding
4.400%, 12/06/2057	1,780	2,080
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	900	1,089
Amazon.com
4.050%, 08/22/2047	11,030	13,568
3.875%, 08/22/2037	4,889	5,749
3.250%, 05/12/2061	9,826	10,848
3.100%, 05/12/2051	9,340	10,094
2.875%, 05/12/2041	1,035	1,075
2.700%, 06/03/2060	4,255	4,145
2.500%, 06/03/2050	8,684	8,310
BMW US Capital LLC
4.150%, 04/09/2030 (A)	540	615
2.550%, 04/01/2031 (A)	1,565	1,606
Boston University
4.061%, 10/01/2048	1,800	2,243
Brown University
2.924%, 09/01/2050	1,298	1,453
California Institute of Technology
4.321%, 08/01/2045	650	857
Dollar Tree
3.375%, 12/01/2051	1,055	1,065
Emory University
2.969%, 09/01/2050	1,660	1,779
Georgetown University
5.215%, 10/01/2118	1,921	2,853
4.315%, 04/01/2049	1,980	2,484
2.943%, 04/01/2050	540	555
Home Depot
5.950%, 04/01/2041	1,980	2,875
4.500%, 12/06/2048	6,300	8,235
4.400%, 03/15/2045	7,210	9,103
4.250%, 04/01/2046	10,312	12,849
4.200%, 04/01/2043	3,220	3,906
3.900%, 06/15/2047	12,568	15,023
3.350%, 04/15/2050	2,020	2,245
3.300%, 04/15/2040	1,245	1,347
3.125%, 12/15/2049	760	813
2.750%, 09/15/2051	2,815	2,834
2.375%, 03/15/2051	5,929	5,513

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Johns Hopkins University
4.083%, 07/01/2053	$2,000	$2,577
2.813%, 01/01/2060	2,290	2,365
Lowe's
3.700%, 04/15/2046	2,016	2,243
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,135	5,759
2.294%, 07/01/2051	21	20
NIKE
3.625%, 05/01/2043	1,430	1,645
3.375%, 03/27/2050	4,065	4,656
3.250%, 03/27/2040	1,190	1,308
Northwestern University
3.688%, 12/01/2038	2,070	2,349
Pomona College
2.888%, 01/01/2051	1,240	1,340
President & Fellows of Harvard College
3.619%, 10/01/2037	400	470
2.517%, 10/15/2050	1,555	1,620
Princeton University
5.700%, 03/01/2039	1,274	1,848
TJX
1.600%, 05/15/2031	2,935	2,821
Trustees of Boston College
3.042%, 07/01/2057	1,230	1,297
Trustees of Tufts College
3.099%, 08/15/2051	2,667	2,913
University of Chicago
4.411%, 10/01/2044	715	756
4.003%, 10/01/2053	2,475	3,132
2.761%, 04/01/2045	4,620	4,784
University of Southern California
3.841%, 10/01/2047	1,460	1,790
3.028%, 10/01/2039	2,300	2,466
2.805%, 10/01/2050	925	962
XLIT
5.250%, 12/15/2043	2,405	3,378

		191,370

Consumer Staples — 3.8%
Altria Group
10.200%, 02/06/2039	2,501	4,197
9.950%, 11/10/2038	1,555	2,648
5.375%, 01/31/2044	2,430	2,836
4.500%, 05/02/2043	100	106
4.450%, 05/06/2050	920	968
4.250%, 08/09/2042	575	584
3.875%, 09/16/2046	3,965	3,877
3.400%, 02/04/2041	1,860	1,721
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	3,641	4,622

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	$1,815	$2,971
8.000%, 11/15/2039	2,786	4,595
4.750%, 04/15/2058	525	666
4.600%, 04/15/2048	220	269
3.750%, 07/15/2042	320	350
Archer-Daniels-Midland
2.700%, 09/15/2051	2,245	2,279
BAT Capital
4.540%, 08/15/2047	1,068	1,120
4.390%, 08/15/2037	7,390	7,847
3.734%, 09/25/2040	110	106
Carilion Clinic Obligated Group
3.147%, 07/01/2051	535	565
Coca-Cola
3.000%, 03/05/2051	5,030	5,359
2.875%, 05/05/2041	1,725	1,797
2.600%, 06/01/2050	1,465	1,453
2.500%, 03/15/2051	5,195	5,070
2.000%, 03/05/2031	675	671
Coca-Cola Femsa
5.250%, 11/26/2043	3,070	4,062
Diageo Capital
2.125%, 04/29/2032	590	589
Estee Lauder
3.125%, 12/01/2049	2,845	3,128
Fomento Economico Mexicano
3.500%, 01/16/2050	3,150	3,377
Hershey
3.125%, 11/15/2049	1,372	1,489
Hormel Foods
3.050%, 06/03/2051	7,915	8,490
JBS USA LUX
3.000%, 05/15/2032 (A)	585	579
Kimberly-Clark
5.300%, 03/01/2041	555	773
3.900%, 05/04/2047	2,275	2,792
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	1,160	1,741
6.750%, 03/15/2032	575	776
5.200%, 07/15/2045	400	509
4.875%, 10/01/2049	470	585
Kroger
5.400%, 01/15/2049	1,371	1,921
Mars
4.200%, 04/01/2059 (A)	1,385	1,804
4.125%, 04/01/2054 (A)	1,385	1,777
3.950%, 04/01/2049 (A)	1,780	2,182
3.875%, 04/01/2039 (A)	1,650	1,924
2.375%, 07/16/2040 (A)	1,680	1,623
Nestle Holdings
4.000%, 09/24/2048 (A)	1,560	1,963

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.900%, 09/24/2038 (A)	$2,685	$3,185
PepsiCo
3.450%, 10/06/2046	6,625	7,561
2.750%, 10/21/2051	5,875	6,098
2.625%, 10/21/2041	1,195	1,218
Philip Morris International
4.875%, 11/15/2043	2,830	3,430
4.500%, 03/20/2042	5,945	6,848
4.125%, 03/04/2043	2,286	2,550
3.875%, 08/21/2042	1,925	2,107
Reynolds American
8.125%, 05/01/2040	2,390	3,513
5.850%, 08/15/2045	1,995	2,423
Walmart
2.650%, 09/22/2051	11,790	12,192
2.500%, 09/22/2041	2,765	2,832

		152,718

Energy — 5.2%
BG Energy Capital
5.125%, 10/15/2041 (A)	4,820	6,260
BP Capital Markets America
3.379%, 02/08/2061	12,871	13,289
3.060%, 06/17/2041	1,490	1,503
3.001%, 03/17/2052	2,365	2,319
3.000%, 02/24/2050	2,460	2,405
2.939%, 06/04/2051	8,385	8,160
2.772%, 11/10/2050	1,550	1,464
Burlington Resources LLC
5.950%, 10/15/2036	350	477
Chevron USA
3.078%, 05/11/2050	1,590	1,694
2.343%, 08/12/2050	1,685	1,561
ConocoPhillips
6.500%, 02/01/2039	7,798	11,390
5.900%, 05/15/2038	3,700	5,090
4.300%, 11/15/2044	4,185	5,022
Devon Energy
7.875%, 09/30/2031	1,315	1,862
Energy Transfer
6.250%, 04/15/2049	680	883
6.050%, 06/01/2041	2,225	2,728
5.400%, 10/01/2047	1,902	2,264
5.300%, 04/15/2047	205	237
5.150%, 03/15/2045	290	331
5.000%, 05/15/2050	135	155
Eni SpA
5.700%, 10/01/2040 (A)	2,285	2,953
Enterprise Products Operating LLC
5.950%, 02/01/2041	1,092	1,476
EOG Resources
4.375%, 04/15/2030	1,230	1,415

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.900%, 04/01/2035	$2,522	$2,848
Equinor
5.100%, 08/17/2040	1,415	1,877
4.800%, 11/08/2043	2,284	2,980
3.700%, 04/06/2050	2,200	2,548
3.625%, 04/06/2040	2,955	3,313
2.375%, 05/22/2030	1,555	1,585
Exxon Mobil
4.327%, 03/19/2050	2,198	2,736
4.227%, 03/19/2040	2,955	3,523
3.567%, 03/06/2045	5,455	6,018
3.452%, 04/15/2051	17,915	19,569
2.995%, 08/16/2039	2,346	2,418
Hess
6.000%, 01/15/2040	3,470	4,407
Lundin Energy Finance BV
3.100%, 07/15/2031 (A)	930	940
Marathon Petroleum
5.000%, 09/15/2054	530	643
Motiva Enterprises
6.850%, 01/15/2040 (A)	4,230	5,303
MPLX
4.500%, 04/15/2038	765	849
Northern Natural Gas
4.300%, 01/15/2049 (A)	1,530	1,806
Occidental Petroleum
4.300%, 08/15/2039	462	450
Petroleos Mexicanos
7.690%, 01/23/2050	2,320	2,093
6.950%, 01/28/2060	260	214
Phillips 66
3.300%, 03/15/2052	2,425	2,405
Saudi Arabian Oil
3.500%, 11/24/2070 (A)	1,130	1,081
3.250%, 11/24/2050 (A)	1,065	1,020
Saudi Arabian Oil MTN
4.375%, 04/16/2049 (A)	285	327
Shell International Finance BV
6.375%, 12/15/2038	3,456	5,087
4.375%, 05/11/2045	8,452	10,426
4.000%, 05/10/2046	6,878	8,068
3.750%, 09/12/2046	7,624	8,651
3.625%, 08/21/2042	2,225	2,461
3.000%, 11/26/2051	2,902	2,957
Suncor Energy
5.950%, 12/01/2034	3,570	4,639
Suncor Energy Ventures
6.000%, 04/01/2042 (A)	2,375	2,733
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,020	2,886
TotalEnergies Capital International
3.386%, 06/29/2060	495	532

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.127%, 05/29/2050	$10,595	$10,943
2.986%, 06/29/2041	1,220	1,247
TransCanada PipeLines
7.250%, 08/15/2038	1,765	2,622
4.625%, 03/01/2034	1,965	2,310
Williams
5.400%, 03/04/2044	1,000	1,249

		212,702

Financials — 20.7%
AIA Group MTN
4.875%, 03/11/2044 (A)	3,372	4,463
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	4,660	6,516
Allstate
4.200%, 12/15/2046	515	642
American International Group
4.800%, 07/10/2045	225	292
4.750%, 04/01/2048	65	85
4.500%, 07/16/2044	1,930	2,362
4.375%, 06/30/2050	360	454
Apollo Management Holdings
5.000%, 03/15/2048 (A)	2,125	2,829
4.872%, 02/15/2029 (A)	2,245	2,591
Arthur J Gallagher
3.500%, 05/20/2051	1,250	1,345
ASB Bank
2.375%, 10/22/2031 (A)	2,070	2,067
Athene Global Funding
2.673%, 06/07/2031 (A)	6,810	6,851
Bank of America
7.750%, 05/14/2038	1,275	1,999
6.110%, 01/29/2037	1,395	1,882
6.000%, 10/15/2036	3,775	5,176
3.311%, VAR United States Secured Overnight Financing Rate + 1.580%, 04/22/2042	5,907	6,266
2.972%, VAR United States Secured Overnight Financing Rate + 1.560%, 07/21/2052	10,684	10,875
2.687%, VAR United States Secured Overnight Financing Rate + 1.320%, 04/22/2032	1,600	1,620
2.572%, VAR United States Secured Overnight Financing Rate + 1.210%, 10/20/2032	4,215	4,233
2.299%, VAR United States Secured Overnight Financing Rate + 1.220%, 07/21/2032	1,075	1,055
Bank of America MTN
5.875%, 02/07/2042	12,247	17,442
5.000%, 01/21/2044	1,750	2,290

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.330%, VAR ICE LIBOR USD 3 Month + 1.520%, 03/15/2050	$11,205	$14,009
4.244%, VAR ICE LIBOR USD 3 Month + 1.814%, 04/24/2038	2,028	2,383
4.083%, VAR ICE LIBOR USD 3 Month + 3.150%, 03/20/2051	16,025	19,561
4.078%, VAR ICE LIBOR USD 3 Month + 1.320%, 04/23/2040	10,020	11,578
3.970%, VAR ICE LIBOR USD 3 Month + 1.070%, 03/05/2029	30	33
2.884%, VAR ICE LIBOR USD 3 Month + 1.190%, 10/22/2030	585	605
2.676%, VAR United States Secured Overnight Financing Rate + 1.930%, 06/19/2041	15,705	15,250
Berkshire Hathaway
4.500%, 02/11/2043	1,100	1,377
Berkshire Hathaway Finance
4.400%, 05/15/2042	2,250	2,782
4.300%, 05/15/2043	1,700	2,078
4.250%, 01/15/2049	3,165	3,933
4.200%, 08/15/2048	2,250	2,776
2.850%, 10/15/2050	6,446	6,440
2.500%, 01/15/2051	3,300	3,093
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	1,313	1,937
5.000%, 06/15/2044 (A)	3,050	3,993
2.000%, 01/30/2032 (A)	1,145	1,108
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	3,818	5,039
Chubb INA Holdings
6.700%, 05/15/2036	4,870	7,266
4.350%, 11/03/2045	3,335	4,262
3.050%, 12/15/2061	8,177	8,414
2.850%, 12/15/2051	3,630	3,694
CI Financial
4.100%, 06/15/2051	2,010	2,231
Cincinnati Financial
6.125%, 11/01/2034	3,553	4,836
Citigroup
8.125%, 07/15/2039	3,920	6,702
6.125%, 08/25/2036	690	944
5.316%, VAR United States Secured Overnight Financing Rate + 4.548%, 03/26/2041	5,495	7,281
4.650%, 07/30/2045	1,539	1,971
4.650%, 07/23/2048	9,808	12,871
4.281%, VAR ICE LIBOR USD 3 Month + 1.839%, 04/24/2048	1,494	1,863
3.878%, VAR ICE LIBOR USD 3 Month + 1.168%, 01/24/2039	700	795

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.976%, VAR United States Secured Overnight Financing Rate + 1.422%, 11/05/2030	$1,270	$1,320
2.904%, VAR United States Secured Overnight Financing Rate + 1.379%, 11/03/2042	6,840	6,805
2.561%, VAR United States Secured Overnight Financing Rate + 1.167%, 05/01/2032	3,445	3,460
Citigroup Capital III
7.625%, 12/01/2036	890	1,312
CME Group
4.150%, 06/15/2048	1,634	2,146
Commonwealth Bank of Australia
4.316%, 01/10/2048 (A)	2,536	3,044
Credit Suisse Group
3.091%, VAR United States Secured Overnight Financing Rate + 1.730%, 05/14/2032 (A)	1,495	1,515
Deutsche Bank NY
3.035%, VAR United States Secured Overnight Financing Rate + 1.718%, 05/28/2032	1,215	1,221
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	1,180
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month + 3.744%, 11/01/2053 (A)	3,890	4,945
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month + 3.454%, 10/15/2054 (A)	830	1,007
Fifth Third Bancorp
8.250%, 03/01/2038	1,885	3,136
Goldman Sachs Capital I
6.345%, 02/15/2034	4,455	6,166
Goldman Sachs Group
6.750%, 10/01/2037	2,668	3,768
6.450%, 05/01/2036	890	1,215
6.250%, 02/01/2041	8,168	11,853
4.750%, 10/21/2045	140	182
4.411%, VAR ICE LIBOR USD 3 Month + 1.430%, 04/23/2039	8,010	9,562
4.017%, VAR ICE LIBOR USD 3 Month + 1.373%, 10/31/2038	8,565	9,779
3.210%, VAR United States Secured Overnight Financing Rate + 1.513%, 04/22/2042	5,240	5,414
2.908%, VAR United States Secured Overnight Financing Rate + 1.472%, 07/21/2042	1,940	1,931
2.650%, VAR United States Secured Overnight Financing Rate + 1.264%, 10/21/2032	2,200	2,205

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.383%, VAR United States Secured Overnight Financing Rate + 1.248%, 07/21/2032	$320	$314
1.992%, VAR United States Secured Overnight Financing Rate + 1.090%, 01/27/2032	1,135	1,087
Goldman Sachs Group MTN
4.800%, 07/08/2044	6,823	8,729
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	3,320	4,375
3.700%, 01/22/2070 (A)	1,498	1,634
HSBC Bank PLC
7.650%, 05/01/2025	1,915	2,256
HSBC Bank USA
7.000%, 01/15/2039	7,575	11,676
HSBC Holdings
6.800%, 06/01/2038	3,469	4,962
6.500%, 09/15/2037	7,255	10,050
5.250%, 03/14/2044	2,331	3,023
2.804%, VAR United States Secured Overnight Financing Rate + 1.187%, 05/24/2032	1,660	1,660
Intercontinental Exchange
4.250%, 09/21/2048	2,360	2,850
3.000%, 06/15/2050	775	777
JPMorgan Chase
8.750%, 09/01/2030	1,005	1,511
6.400%, 05/15/2038	11,502	16,689
5.600%, 07/15/2041	6,115	8,563
5.500%, 10/15/2040	7,290	9,936
5.400%, 01/06/2042	7,650	10,557
4.260%, VAR ICE LIBOR USD 3 Month + 1.580%, 02/22/2048	1,180	1,460
4.032%, VAR ICE LIBOR USD 3 Month + 1.460%, 07/24/2048	4,005	4,791
3.964%, VAR ICE LIBOR USD 3 Month + 1.380%, 11/15/2048	11,484	13,660
3.897%, VAR ICE LIBOR USD 3 Month + 1.220%, 01/23/2049	11,150	13,046
3.882%, VAR ICE LIBOR USD 3 Month + 1.360%, 07/24/2038	10,670	12,226
3.328%, VAR United States Secured Overnight Financing Rate + 1.580%, 04/22/2052	12,948	14,108
3.157%, VAR United States Secured Overnight Financing Rate + 1.460%, 04/22/2042	2,985	3,126
3.109%, VAR United States Secured Overnight Financing Rate + 2.440%, 04/22/2051	6,795	7,162
2.739%, VAR United States Secured Overnight Financing Rate + 1.510%, 10/15/2030	35	36

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.545%, VAR United States Secured Overnight Financing Rate + 1.180%, 11/08/2032	$1,750	$1,759
1.953%, VAR United States Secured Overnight Financing Rate + 1.065%, 02/04/2032	1,830	1,754
1.764%, VAR United States Secured Overnight Financing Rate + 1.105%, 11/19/2031	4,080	3,857
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	1,073	1,427
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	3,507	4,535
LSEGA Financing
3.200%, 04/06/2041 (A)	4,164	4,323
Macquarie Group MTN
2.871%, VAR United States Secured Overnight Financing Rate + 1.532%, 01/14/2033 (A)	605	606
2.691%, VAR United States Secured Overnight Financing Rate + 1.440%, 06/23/2032 (A)	1,540	1,532
Marsh & McLennan
4.900%, 03/15/2049	3,692	5,077
4.200%, 03/01/2048	3,155	3,917
2.250%, 11/15/2030	3,565	3,537
Massachusetts Mutual Life Insurance
4.900%, 04/01/2077 (A)	3,380	4,518
3.729%, 10/15/2070 (A)	1,975	2,248
3.375%, 04/15/2050 (A)	195	209
3.200%, 12/01/2061 (A)	615	623
MassMutual Global Funding II
1.550%, 10/09/2030 (A)	1,490	1,437
MetLife
5.875%, 02/06/2041	1,675	2,403
5.700%, 06/15/2035	9,789	13,185
4.875%, 11/13/2043	4,940	6,508
4.721%, 12/15/2044	3,325	4,281
Mitsubishi UFJ Financial Group
3.751%, 07/18/2039	2,406	2,728
Moody's
4.875%, 12/17/2048	1,891	2,565
2.750%, 08/19/2041	250	246
Morgan Stanley
4.457%, VAR ICE LIBOR USD 3 Month + 1.431%, 04/22/2039	3,743	4,532
4.375%, 01/22/2047	700	891
3.217%, VAR United States Secured Overnight Financing Rate + 1.485%, 04/22/2042	4,029	4,248
Morgan Stanley MTN
6.375%, 07/24/2042	6,255	9,518

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.597%, VAR United States Secured Overnight Financing Rate + 4.840%, 03/24/2051	$1,775	$2,705
4.300%, 01/27/2045	14,210	17,575
3.971%, VAR ICE LIBOR USD 3 Month + 1.455%, 07/22/2038	6,845	7,875
2.802%, VAR United States Secured Overnight Financing Rate + 1.430%, 01/25/2052	4,795	4,765
2.511%, VAR United States Secured Overnight Financing Rate + 1.200%, 10/20/2032	360	361
2.239%, VAR United States Secured Overnight Financing Rate + 1.178%, 07/21/2032	1,570	1,539
Mutual of Omaha Insurance
4.297%, VAR ICE LIBOR USD 3 Month + 2.640%, 07/15/2054 (A)	555	574
National Rural Utilities Cooperative Finance
4.400%, 11/01/2048	2,355	3,027
4.300%, 03/15/2049	4,493	5,727
4.023%, 11/01/2032	447	512
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,170	2,062
4.350%, 04/30/2050 (A)	790	918
New York Life Global Funding
1.850%, 08/01/2031 (A)	4,280	4,186
New York Life Insurance
6.750%, 11/15/2039 (A)	2,215	3,359
5.875%, 05/15/2033 (A)	2,224	2,947
3.750%, 05/15/2050 (A)	2,504	2,883
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (A)	1,488	1,733
3.625%, 09/30/2059 (A)	2,940	3,309
3.450%, 03/30/2051 (A)	550	609
Ontario Teachers' Cadillac Fairview Properties Trust
2.500%, 10/15/2031 (A)	4,890	4,915
Pacific Life Insurance
4.300%, VAR ICE LIBOR USD 3 Month + 2.796%, 10/24/2067 (A)	1,350	1,603
Pacific LifeCorp
3.350%, 09/15/2050 (A)	2,020	2,197
Prudential Financial
3.905%, 12/07/2047	2,420	2,858
Prudential Financial MTN
5.700%, 12/14/2036	6,384	8,663
3.700%, 03/13/2051	395	455
Raymond James Financial
4.950%, 07/15/2046	165	217
3.750%, 04/01/2051	1,740	1,966
S&P Global
3.250%, 12/01/2049	1,816	2,013

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Securian Financial Group
4.800%, 04/15/2048 (A)	$2,921	$3,665
Societe Generale
3.625%, 03/01/2041 (A)	1,525	1,571
State Street
3.031%, VAR United States Secured Overnight Financing Rate + 1.490%, 11/01/2034	3,925	4,106
Swiss Re Treasury US
4.250%, 12/06/2042 (A)	4,581	5,682
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	2,355	3,099
4.270%, 05/15/2047 (A)	3,893	4,802
3.300%, 05/15/2050 (A)	1,285	1,353
Travelers
5.350%, 11/01/2040	1,565	2,166
4.100%, 03/04/2049	4,853	6,146
4.050%, 03/07/2048	1,800	2,229
3.050%, 06/08/2051	255	270
Travelers MTN
6.250%, 06/15/2037	1,205	1,749
UBS MTN
4.500%, 06/26/2048 (A)	2,465	3,266
Validus Holdings
8.875%, 01/26/2040	2,035	3,399
Wachovia
7.500%, 04/15/2035	440	644
WEA Finance LLC
4.625%, 09/20/2048 (A)	2,000	2,210
Wells Fargo
7.950%, 11/15/2029	695	940
6.600%, 01/15/2038	8,715	12,768
5.950%, 08/26/2036	4,720	6,399
5.950%, 12/15/2036	1,002	1,359
5.850%, 02/01/2037	10,043	13,390
5.606%, 01/15/2044	2,931	3,963
3.900%, 05/01/2045	5,874	6,860
3.068%, VAR United States Secured Overnight Financing Rate + 2.530%, 04/30/2041	3,155	3,246
Wells Fargo MTN
5.013%, VAR United States Secured Overnight Financing Rate + 4.502%, 04/04/2051	18,088	25,020
4.900%, 11/17/2045	2,285	2,914
4.750%, 12/07/2046	6,216	7,854
4.650%, 11/04/2044	3,675	4,491
4.400%, 06/14/2046	5,485	6,563
4.150%, 01/24/2029	1,205	1,346
2.879%, VAR United States Secured Overnight Financing Rate + 1.432%, 10/30/2030	3,175	3,293

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Western & Southern Life Insurance
3.750%, 04/28/2061 (A)	$2,490	$2,829
Westpac Banking
3.133%, 11/18/2041	1,150	1,137
3.020%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.530%, 11/18/2036	955	949
2.150%, 06/03/2031	1,220	1,222
Willis North America
3.875%, 09/15/2049	1,025	1,121

		835,908

Health Care — 11.3%
Abbott Laboratories
4.900%, 11/30/2046	9,073	12,618
AbbVie
4.850%, 06/15/2044	625	790
4.450%, 05/14/2046	40	49
4.050%, 11/21/2039	485	555
Advocate Health & Hospitals
4.272%, 08/15/2048	2,717	3,496
Aetna
4.125%, 11/15/2042	1,030	1,176
Allina Health System
4.805%, 11/15/2045	1,666	2,165
3.887%, 04/15/2049	2,554	3,061
Amgen
3.150%, 02/21/2040	410	417
2.800%, 08/15/2041	1,048	1,015
2.770%, 09/01/2053	946	897
Ascension Health
4.847%, 11/15/2053	520	777
3.945%, 11/15/2046	2,276	2,880
3.106%, 11/15/2039	3,465	3,771
AstraZeneca PLC
4.375%, 11/16/2045	2,084	2,678
3.000%, 05/28/2051	2,148	2,274
Banner Health
2.907%, 01/01/2042	1,781	1,831
Baptist Health South Florida
4.342%, 11/15/2041	610	747
BayCare Health System
3.831%, 11/15/2050	1,000	1,234
Bayer US Finance II LLC
4.700%, 07/15/2064 (A)	2,180	2,611
4.625%, 06/25/2038 (A)	645	769
4.400%, 07/15/2044 (A)	1,085	1,238
3.950%, 04/15/2045 (A)	2,680	2,945
Baylor Scott & White Holdings
4.185%, 11/15/2045	2,636	3,342
3.967%, 11/15/2046	120	145
2.650%, 11/15/2026	1,235	1,283

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Becton Dickinson
3.794%, 05/20/2050	$805	$916
Bon Secours Mercy Health
3.205%, 06/01/2050	1,100	1,187
Bristol-Myers Squibb
5.000%, 08/15/2045	2,400	3,226
4.550%, 02/20/2048	2,103	2,714
4.500%, 03/01/2044	400	506
4.250%, 10/26/2049	16,544	20,630
2.550%, 11/13/2050	1,915	1,823
2.350%, 11/13/2040	460	435
Children's Health Care
3.448%, 08/15/2049	815	894
Children's Hospital Medical Center
2.820%, 11/15/2050	1,180	1,216
Cigna
4.900%, 12/15/2048	1,385	1,794
4.800%, 08/15/2038	3,105	3,805
3.875%, 10/15/2047	1,300	1,454
City of Hope
5.623%, 11/15/2043	920	1,341
Cleveland Clinic Foundation
4.858%, 01/01/2114	1,223	1,920
CommonSpirit Health
4.187%, 10/01/2049	805	954
3.910%, 10/01/2050	570	656
3.817%, 10/01/2049	2,845	3,360
CVS Health
5.050%, 03/25/2048	2,249	2,972
4.780%, 03/25/2038	1,015	1,237
Dartmouth-Hitchcock Health
4.178%, 08/01/2048	4,410	5,373
Duke University Health System
3.920%, 06/01/2047	2,370	2,898
Eli Lilly
3.950%, 03/15/2049	5,870	7,348
Gilead Sciences
4.800%, 04/01/2044	4,465	5,619
4.750%, 03/01/2046	2,370	3,008
4.500%, 02/01/2045	1,050	1,289
GlaxoSmithKline Capital
6.375%, 05/15/2038	9,549	14,171
3.875%, 05/15/2028	1,430	1,606
HCA
5.250%, 06/15/2049	1,980	2,566
Health Care Service, A Mutual Legal Reserve
2.200%, 06/01/2030 (A)	1,715	1,696
Humana
8.150%, 06/15/2038	1,510	2,441
4.625%, 12/01/2042	405	498

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Indiana University Health Obligated Group
3.970%, 11/01/2048	$2,095	$2,620
Johnson & Johnson
4.850%, 05/15/2041	5,652	7,532
3.625%, 03/03/2037	3,255	3,755
3.400%, 01/15/2038	2,300	2,590
2.900%, 01/15/2028	1,535	1,636
2.450%, 09/01/2060	4,550	4,378
2.250%, 09/01/2050	985	934
2.100%, 09/01/2040	1,335	1,285
Kaiser Foundation Hospitals
4.150%, 05/01/2047	3,860	4,844
3.266%, 11/01/2049	1,910	2,113
3.002%, 06/01/2051	4,905	5,170
2.810%, 06/01/2041	4,471	4,564
Mass General Brigham
3.765%, 07/01/2048	1,000	1,190
3.342%, 07/01/2060	2,015	2,252
3.192%, 07/01/2049	2,260	2,485
Medtronic
4.625%, 03/15/2045	2,804	3,736
Memorial Health Services
3.447%, 11/01/2049	3,210	3,652
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	235	318
4.125%, 07/01/2052	2,715	3,503
2.955%, 01/01/2050	489	505
Merck
4.150%, 05/18/2043	3,025	3,680
4.000%, 03/07/2049	550	676
3.900%, 03/07/2039	3,785	4,417
3.700%, 02/10/2045	7,430	8,618
3.600%, 09/15/2042	1,100	1,248
Merck Sharp & Dohme Corp
5.750%, 11/15/2036	1,200	1,653
MidMichigan Health
3.409%, 06/01/2050	3,520	3,919
Mount Sinai Hospitals Group
3.737%, 07/01/2049	2,700	3,035
MultiCare Health System
2.803%, 08/15/2050	725	731
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,705	2,454
4.063%, 08/01/2056	2,300	2,993
Northwell Healthcare
4.260%, 11/01/2047	690	836
Novant Health
3.168%, 11/01/2051	2,330	2,528
Novartis Capital
4.000%, 11/20/2045	4,325	5,289
2.750%, 08/14/2050	5,844	5,979

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery
2.667%, 10/01/2050	$930	$910
NYU Langone Hospitals
5.750%, 07/01/2043	1,880	2,785
4.428%, 07/01/2042	2,150	2,612
4.368%, 07/01/2047	1,795	2,152
3.380%, 07/01/2055	1,785	1,941
OhioHealth
3.042%, 11/15/2050	2,462	2,619
Orlando Health Obligated Group
3.327%, 10/01/2050	790	868
PeaceHealth Obligated Group
3.218%, 11/15/2050	5,315	5,541
Pfizer
5.600%, 09/15/2040	808	1,138
4.400%, 05/15/2044	3,295	4,157
4.300%, 06/15/2043	3,825	4,743
4.200%, 09/15/2048	1,320	1,672
4.100%, 09/15/2038	2,580	3,084
4.000%, 12/15/2036	3,521	4,174
4.000%, 03/15/2049	6,031	7,444
2.700%, 05/28/2050	1,675	1,695
2.550%, 05/28/2040	540	538
Pharmacia LLC
6.600%, 12/01/2028	1,045	1,369
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	1,520	1,769
Rady Children's Hospital-San Diego
3.154%, 08/15/2051	865	942
Royalty Pharma
3.550%, 09/02/2050	645	649
RWJ Barnabas Health
3.949%, 07/01/2046	50	60
3.477%, 07/01/2049	485	550
Sentara Healthcare
2.927%, 11/01/2051	805	848
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	2,226
Sharp HealthCare
2.680%, 08/01/2050	1,500	1,478
Stanford Health Care
3.795%, 11/15/2048	7,062	8,575
Takeda Pharmaceutical
3.175%, 07/09/2050	240	245
3.025%, 07/09/2040	1,350	1,372
Thermo Fisher Scientific
2.800%, 10/15/2041	860	868
2.000%, 10/15/2031	1,320	1,293
Trinity Health
4.125%, 12/01/2045	2,392	3,045

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
UnitedHealth Group
6.875%, 02/15/2038	$1,115	$1,720
6.625%, 11/15/2037	1,080	1,618
6.500%, 06/15/2037	1,240	1,828
5.950%, 02/15/2041	1,130	1,631
5.800%, 03/15/2036	620	853
5.700%, 10/15/2040	415	578
4.750%, 07/15/2045	7,030	9,262
4.625%, 07/15/2035	1,025	1,271
4.450%, 12/15/2048	13,404	17,199
4.375%, 03/15/2042	30	36
4.250%, 03/15/2043	816	984
4.250%, 04/15/2047	4,810	5,991
4.250%, 06/15/2048	2,800	3,494
4.200%, 01/15/2047	4,617	5,686
3.950%, 10/15/2042	995	1,156
3.750%, 10/15/2047	800	928
3.700%, 08/15/2049	2,001	2,323
3.500%, 08/15/2039	4,585	5,046
3.250%, 05/15/2051	10,815	11,760
3.125%, 05/15/2060	35	36
3.050%, 05/15/2041	3,875	4,039
2.900%, 05/15/2050	1,965	2,009
2.300%, 05/15/2031	4,505	4,562
West Virginia United Health System Obligated Group
3.129%, 06/01/2050	900	951
Willis-Knighton Medical Center
4.813%, 09/01/2048	1,980	2,645
Wyeth LLC
6.500%, 02/01/2034	2,160	3,095
5.950%, 04/01/2037	19,379	27,498
Yale-New Haven Health Services
2.496%, 07/01/2050	1,000	949

		455,945

Industrials — 6.1%
3M
3.700%, 04/15/2050	1,357	1,595
3.250%, 08/26/2049	2,557	2,814
AerCap Ireland Capital DAC
3.300%, 01/30/2032	1,335	1,345
Air Canada Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	334	339
Airbus
3.950%, 04/10/2047 (A)	2,500	2,959
American Airlines Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	3,121	3,168
BAE Systems PLC
3.000%, 09/15/2050 (A)	1,200	1,175

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Boeing
5.930%, 05/01/2060	$2,370	$3,276
5.805%, 05/01/2050	4,505	6,076
5.705%, 05/01/2040	390	498
5.150%, 05/01/2030	1,165	1,351
Burlington Northern Santa Fe LLC
5.150%, 09/01/2043	1,470	1,991
4.900%, 04/01/2044	10,036	13,292
4.550%, 09/01/2044	4,635	5,890
4.450%, 03/15/2043	560	700
4.400%, 03/15/2042	2,825	3,478
4.375%, 09/01/2042	290	359
4.150%, 04/01/2045	6,455	7,865
4.125%, 06/15/2047	3,815	4,671
4.050%, 06/15/2048	4,625	5,622
3.550%, 02/15/2050	700	796
3.300%, 09/15/2051	1,925	2,102
2.875%, 06/15/2052	2,535	2,566
Canadian National Railway
6.200%, 06/01/2036	6,610	9,295
4.500%, 11/07/2043	3,800	4,582
3.650%, 02/03/2048	1,335	1,535
Canadian Pacific Railway
6.125%, 09/15/2115	1,405	2,125
3.100%, 12/02/2051	525	540
Caterpillar
5.200%, 05/27/2041	395	540
4.750%, 05/15/2064	510	749
3.803%, 08/15/2042	3,765	4,439
Crane
4.200%, 03/15/2048	775	844
Cummins
2.600%, 09/01/2050	3,535	3,297
Deere
3.900%, 06/09/2042	2,340	2,820
3.750%, 04/15/2050	2,080	2,521
2.875%, 09/07/2049	1,795	1,882
Emerson Electric
2.750%, 10/15/2050	820	824
FedEx
5.250%, 05/15/2050	1,960	2,642
GE Capital International Funding Unlimited
4.418%, 11/15/2035	6,917	8,360
General Dynamics
4.250%, 04/01/2040	1,190	1,452
4.250%, 04/01/2050	1,665	2,155
General Electric
4.350%, 05/01/2050	1,640	2,209
4.250%, 05/01/2040	1,930	2,392
General Electric MTN
6.750%, 03/15/2032	1,340	1,855

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Georgia-Pacific LLC
8.875%, 05/15/2031	$475	$740
7.250%, 06/01/2028	330	431
Lockheed Martin
4.700%, 05/15/2046	1,000	1,318
4.090%, 09/15/2052	5,007	6,251
4.070%, 12/15/2042	4,275	5,106
2.800%, 06/15/2050	6,584	6,681
Norfolk Southern
5.100%, 08/01/2118	1,900	2,563
4.050%, 08/15/2052	876	1,064
Parker-Hannifin
4.100%, 03/01/2047	2,404	2,823
4.000%, 06/14/2049	1,045	1,233
Parker-Hannifin MTN
4.450%, 11/21/2044	1,015	1,249
Raytheon Technologies
4.700%, 12/15/2041	560	696
4.625%, 11/16/2048	785	1,014
4.500%, 06/01/2042	5,085	6,282
3.750%, 11/01/2046	1,089	1,232
3.030%, 03/15/2052	500	505
Rockefeller Foundation
2.492%, 10/01/2050	3,390	3,445
Rockwell Automation
4.200%, 03/01/2049	2,500	3,181
Siemens Financieringsmaatschappij
2.875%, 03/11/2041 (A)	6,175	6,329
Snap-on
4.100%, 03/01/2048	3,896	4,947
Stanley Black & Decker
5.200%, 09/01/2040	280	372
TTX
4.600%, 02/01/2049 (A)	1,642	2,186
Union Pacific
3.875%, 02/01/2055	2,275	2,630
3.839%, 03/20/2060	6,674	7,972
3.750%, 02/05/2070	500	582
2.973%, 09/16/2062	3,505	3,517
2.950%, 03/10/2052	12,303	12,621
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	1,118	1,233
United Parcel Service
7.620%, 04/01/2030	710	999
6.200%, 01/15/2038	5,177	7,554
5.300%, 04/01/2050	1,490	2,223
5.200%, 04/01/2040	725	983
3.625%, 10/01/2042	1,355	1,565
3.400%, 11/15/2046	3,925	4,480
3.400%, 09/01/2049	2,885	3,324

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
US Airways Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	$574	$598
Waste Connections
2.950%, 01/15/2052	550	552
WW Grainger
4.600%, 06/15/2045	1,328	1,737
4.200%, 05/15/2047	3,838	4,886

		248,090

Information Technology — 9.1%
Analog Devices
2.950%, 10/01/2051	8,349	8,727
2.800%, 10/01/2041	4,180	4,268
Apple
4.650%, 02/23/2046	14,561	19,282
4.450%, 05/06/2044	780	1,008
4.375%, 05/13/2045	14,123	18,098
3.850%, 05/04/2043	4,305	5,107
3.850%, 08/04/2046	15,327	18,287
3.750%, 09/12/2047	6,885	8,194
3.750%, 11/13/2047	175	208
3.450%, 02/09/2045	7,545	8,456
2.950%, 09/11/2049	30	31
2.900%, 09/12/2027	670	712
2.850%, 08/05/2061	2,770	2,790
2.700%, 08/05/2051	7,695	7,695
2.650%, 05/11/2050	1,225	1,211
2.650%, 02/08/2051	11,560	11,451
2.550%, 08/20/2060	1,350	1,283
2.375%, 02/08/2041	1,615	1,582
Applied Materials
4.350%, 04/01/2047	2,244	2,918
2.750%, 06/01/2050	1,025	1,049
Cisco Systems
5.900%, 02/15/2039	3,985	5,773
5.500%, 01/15/2040	5,389	7,605
Deutsche Telekom International Finance
9.250%, 06/01/2032	2,192	3,492
Intel
4.950%, 03/25/2060	425	601
4.750%, 03/25/2050	1,475	1,994
4.100%, 05/19/2046	3,219	3,871
4.100%, 05/11/2047	4,555	5,477
4.000%, 12/15/2032	135	158
3.734%, 12/08/2047	13,500	15,538
3.250%, 11/15/2049	3,825	4,074
3.050%, 08/12/2051	2,000	2,071
International Business Machines
4.250%, 05/15/2049	3,725	4,597
4.000%, 06/20/2042	2,240	2,573

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kyndryl Holdings
4.100%, 10/15/2041 (A)	$850	$826
Mastercard
3.950%, 02/26/2048	1,355	1,642
3.850%, 03/26/2050	7,936	9,495
3.650%, 06/01/2049	2,040	2,382
Microsoft
3.700%, 08/08/2046	5,093	6,156
3.500%, 02/12/2035	1,700	1,952
3.450%, 08/08/2036	2,335	2,683
3.041%, 03/17/2062	10,938	11,814
2.921%, 03/17/2052	27,864	29,668
2.675%, 06/01/2060	4,465	4,451
2.525%, 06/01/2050	27,767	27,531
2.400%, 08/08/2026	1,165	1,215
NVIDIA
3.500%, 04/01/2040	3,565	4,030
3.500%, 04/01/2050	5,570	6,435
Oracle
4.375%, 05/15/2055	2,065	2,372
4.125%, 05/15/2045	2,060	2,253
4.000%, 07/15/2046	10,544	11,391
3.800%, 11/15/2037	5,495	5,855
3.600%, 04/01/2040	9,678	10,027
PayPal Holdings
3.250%, 06/01/2050	1,890	2,043
QUALCOMM
4.300%, 05/20/2047	4,400	5,595
salesforce.com
3.050%, 07/15/2061	1,610	1,697
2.900%, 07/15/2051	1,810	1,871
2.700%, 07/15/2041	1,915	1,928
Texas Instruments
4.150%, 05/15/2048	7,487	9,589
TSMC Arizona
3.250%, 10/25/2051	3,290	3,537
Visa
4.300%, 12/14/2045	10,530	13,320
4.150%, 12/14/2035	1,140	1,363
2.700%, 04/15/2040	1,000	1,022
2.000%, 08/15/2050	3,610	3,193

		367,517

Materials — 0.8%
Air Liquide Finance
3.500%, 09/27/2046 (A)	1,855	2,167
Barrick Gold
5.250%, 04/01/2042	280	367
Barrick North America Finance LLC
5.750%, 05/01/2043	1,320	1,822
Barrick PD Australia Finance Pty
5.950%, 10/15/2039	1,245	1,715

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BHP Billiton Finance USA
6.420%, 03/01/2026	$1,320	$1,574
5.000%, 09/30/2043	5,220	6,929
Ecolab
2.750%, 08/18/2055 (A)	2,757	2,773
International Flavors and Fragrances
5.000%, 09/26/2048	760	1,003
3.468%, 12/01/2050 (A)	170	179
International Paper
8.700%, 06/15/2038	1,000	1,642
Packaging Corp of America
3.050%, 10/01/2051	440	449
Rio Tinto Finance USA
5.200%, 11/02/2040	2,502	3,352
2.750%, 11/02/2051	3,650	3,659
Vale Canada
7.200%, 09/15/2032	310	384
Vale Overseas
6.875%, 11/21/2036	1,150	1,490
6.875%, 11/10/2039	723	951
Vale SA
5.625%, 09/11/2042	840	977

		31,433

Real Estate — 1.3%
American Homes 4 Rent
3.375%, 07/15/2051	300	310
AvalonBay Communities MTN
4.350%, 04/15/2048	220	285
4.150%, 07/01/2047	1,200	1,481
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	2,585	2,710
CyrusOne
3.450%, 11/15/2029	2,800	2,987
ERP Operating
4.500%, 06/01/2045	1,100	1,412
4.000%, 08/01/2047	1,525	1,856
Mid-America Apartments
2.875%, 09/15/2051	5,277	5,250
Nationwide Health Properties MTN
6.900%, 10/01/2037	1,600	2,061
Prologis
3.000%, 04/15/2050	1,080	1,124
Public Storage
2.250%, 11/09/2031	5,385	5,361
Realty Income
4.650%, 03/15/2047	1,355	1,777
1.800%, 03/15/2033	1,760	1,665
Regency Centers
4.650%, 03/15/2049	1,461	1,842
4.400%, 02/01/2047	530	638

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Scentre Group Trust 2
5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.685%, 09/24/2080 (A)	$1,880	$2,005
4.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.379%, 09/24/2080 (A)	1,330	1,390
Simon Property Group LP
6.750%, 02/01/2040	3,865	5,769
4.250%, 11/30/2046	2,560	3,061
3.800%, 07/15/2050	2,235	2,517
3.250%, 09/13/2049	2,330	2,417
2.650%, 07/15/2030	1,815	1,852
2.250%, 01/15/2032	1,245	1,211
Spirit Realty
3.200%, 02/15/2031	130	134
2.700%, 02/15/2032	545	543
Ventas Realty
5.700%, 09/30/2043	850	1,144
4.875%, 04/15/2049	245	313
Welltower
5.125%, 03/15/2043	1,085	1,363
4.950%, 09/01/2048	100	132

		54,610

Utilities — 16.3%
AEP Texas
4.150%, 05/01/2049	2,415	2,828
AEP Transmission LLC
4.000%, 12/01/2046	5,703	6,770
3.800%, 06/15/2049	2,240	2,586
3.750%, 12/01/2047	400	460
3.650%, 04/01/2050	1,360	1,539
2.750%, 08/15/2051	1,425	1,395
Alabama Power
5.500%, 03/15/2041	648	863
5.200%, 06/01/2041	155	201
4.300%, 07/15/2048	2,300	2,831
4.150%, 08/15/2044	135	160
3.850%, 12/01/2042	6,767	7,716
3.700%, 12/01/2047	1,500	1,687
Ameren Illinois
3.700%, 12/01/2047	5,295	6,232
3.250%, 03/15/2050	55	60
2.900%, 06/15/2051	4,489	4,681
American Water Capital
4.150%, 06/01/2049	190	230
3.750%, 09/01/2047	1,950	2,219
Appalachian Power
6.700%, 08/15/2037	50	70
5.800%, 10/01/2035	125	161
4.500%, 03/01/2049	500	621

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Arizona Public Service
5.050%, 09/01/2041	$50	$64
4.500%, 04/01/2042	12	14
4.350%, 11/15/2045	1,735	2,067
4.250%, 03/01/2049	450	541
4.200%, 08/15/2048	1,200	1,427
Atmos Energy
4.125%, 10/15/2044	2,805	3,304
4.125%, 03/15/2049	2,675	3,285
Avista
4.350%, 06/01/2048	1,575	1,985
Baltimore Gas and Electric
5.200%, 06/15/2033	1,350	1,675
3.500%, 08/15/2046	4,995	5,512
2.900%, 06/15/2050	1,190	1,204
2.250%, 06/15/2031	3,135	3,127
Berkshire Hathaway Energy
4.450%, 01/15/2049	2,825	3,508
4.250%, 10/15/2050	5,490	6,793
3.800%, 07/15/2048	10,705	12,110
Black Hills
4.200%, 09/15/2046	1,135	1,316
Brooklyn Union Gas
4.273%, 03/15/2048 (A)	2,050	2,359
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	500	638
4.250%, 02/01/2049	1,760	2,226
3.950%, 03/01/2048	500	603
3.350%, 04/01/2051	945	1,060
2.900%, 07/01/2050	975	1,009
Commonwealth Edison
4.700%, 01/15/2044	6,023	7,737
4.600%, 08/15/2043	2,070	2,642
4.000%, 03/01/2048	2,130	2,548
4.000%, 03/01/2049	1,300	1,562
3.750%, 08/15/2047	4,175	4,907
3.700%, 03/01/2045	9,180	10,625
3.125%, 03/15/2051	4,190	4,412
Connecticut Light & Power
4.150%, 06/01/2045	3,385	4,207
4.000%, 04/01/2048	4,817	5,992
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,816
6.200%, 06/15/2036	65	90
5.700%, 06/15/2040	40	54
4.625%, 12/01/2054	2,685	3,419
4.500%, 05/15/2058	930	1,169
4.450%, 03/15/2044	650	775
3.950%, 03/01/2043	6,685	7,385
3.875%, 06/15/2047	4,023	4,503
3.850%, 06/15/2046	3,427	3,835
3.700%, 11/15/2059	850	924

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.200%, 12/01/2051	$2,730	$2,774
3.000%, 12/01/2060	1,700	1,627
Consumers Energy
4.350%, 04/15/2049	4,028	5,156
3.500%, 08/01/2051	1,375	1,568
3.100%, 08/15/2050	830	887
2.650%, 08/15/2052	1,735	1,718
2.500%, 05/01/2060	650	591
Dayton Power & Light
3.950%, 06/15/2049	250	290
Dominion Energy
5.250%, 08/01/2033	20	25
4.600%, 03/15/2049	850	1,090
Dominion Energy South Carolina
5.100%, 06/01/2065	1,665	2,457
DTE Electric
3.950%, 06/15/2042	80	91
3.700%, 03/15/2045	5,230	5,995
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	147
6.100%, 06/01/2037	1,910	2,629
6.050%, 04/15/2038	2,285	3,216
6.000%, 01/15/2038	3,366	4,696
5.300%, 02/15/2040	6,675	8,908
4.250%, 12/15/2041	3,630	4,324
4.000%, 09/30/2042	11,955	13,944
3.875%, 03/15/2046	2,170	2,518
Duke Energy Florida LLC
6.400%, 06/15/2038	2,645	3,847
4.200%, 07/15/2048	1,030	1,258
3.400%, 10/01/2046	2,955	3,158
Duke Energy Florida Project Finance LLC
3.112%, 09/01/2036	4,255	4,462
Duke Energy Indiana LLC
6.450%, 04/01/2039	4,275	6,260
6.350%, 08/15/2038	1,710	2,468
4.900%, 07/15/2043	880	1,136
3.750%, 05/15/2046	1,750	2,020
3.250%, 10/01/2049	2,170	2,324
2.750%, 04/01/2050	1,352	1,308
Duke Energy Ohio
4.300%, 02/01/2049	690	852
2.125%, 06/01/2030	910	894
Duke Energy Progress LLC
4.375%, 03/30/2044	2,880	3,536
4.200%, 08/15/2045	3,895	4,775
4.150%, 12/01/2044	1,250	1,501
4.100%, 05/15/2042	530	617
4.100%, 03/15/2043	860	1,017
3.600%, 09/15/2047	1,850	2,072
East Ohio Gas
3.000%, 06/15/2050 (A)	1,515	1,514

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Electricite de France
6.000%, 01/22/2114 (A)	$858	$1,232
5.000%, 09/21/2048 (A)	2,415	3,220
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	1,000	1,294
Entergy Arkansas LLC
3.350%, 06/15/2052	3,135	3,415
Entergy Louisiana LLC
4.200%, 09/01/2048	2,290	2,797
4.200%, 04/01/2050	1,445	1,776
4.000%, 03/15/2033	1,390	1,591
2.900%, 03/15/2051	2,940	2,948
Essential Utilities
4.276%, 05/01/2049	1,045	1,280
Evergy Kansas Central
3.450%, 04/15/2050	1,430	1,568
Evergy Metro
5.300%, 10/01/2041	150	198
4.200%, 06/15/2047	500	612
4.200%, 03/15/2048	1,000	1,223
Exelon
4.950%, 06/15/2035	1,555	1,888
4.700%, 04/15/2050	700	901
Florida Power & Light
5.960%, 04/01/2039	2,365	3,402
5.690%, 03/01/2040	4,978	7,067
5.650%, 02/01/2037	1,000	1,363
4.050%, 06/01/2042	2,770	3,332
4.050%, 10/01/2044	2,715	3,328
3.950%, 03/01/2048	3,575	4,375
3.800%, 12/15/2042	3,935	4,592
3.700%, 12/01/2047	600	706
2.875%, 12/04/2051	1,720	1,782
Georgia Power
4.300%, 03/15/2042	6,235	7,152
4.300%, 03/15/2043	2,865	3,270
3.700%, 01/30/2050	3,630	3,943
Gulf Power
4.550%, 10/01/2044	700	816
Idaho Power
4.200%, 03/01/2048	1,780	2,219
Indiana Michigan Power
4.550%, 03/15/2046	780	982
4.250%, 08/15/2048	1,180	1,445
Indianapolis Power & Light
4.650%, 06/01/2043 (A)	1,750	2,170
International Transmission
4.625%, 08/15/2043	2,525	3,204
Jersey Central Power & Light
6.150%, 06/01/2037	775	1,051
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	4,234	5,155

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
KeySpan Gas East
5.819%, 04/01/2041 (A)	$2,117	$2,834
MidAmerican Energy
4.800%, 09/15/2043	5,260	6,791
4.400%, 10/15/2044	7,545	9,321
4.250%, 05/01/2046	2,775	3,427
3.950%, 08/01/2047	635	759
3.650%, 08/01/2048	3,450	3,955
3.150%, 04/15/2050	2,880	3,077
MidAmerican Energy MTN
5.800%, 10/15/2036	635	872
5.750%, 11/01/2035	640	857
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	1,121
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	4,503	5,159
4.119%, 11/28/2042 (A)	2,000	2,234
NiSource
5.800%, 02/01/2042	900	1,211
3.600%, 05/01/2030	1,601	1,720
Northern States Power
6.250%, 06/01/2036	3,755	5,424
6.200%, 07/01/2037	6,850	9,993
3.600%, 05/15/2046	500	571
3.400%, 08/15/2042	464	503
3.200%, 04/01/2052	850	932
2.250%, 04/01/2031	890	902
NSTAR Electric
3.100%, 06/01/2051	2,625	2,839
Oglethorpe Power
5.375%, 11/01/2040	2,065	2,593
5.250%, 09/01/2050	850	1,117
4.250%, 04/01/2046	1,495	1,629
4.200%, 12/01/2042	3,265	3,561
Ohio Edison
8.250%, 10/15/2038	655	1,070
Oncor Electric Delivery LLC
5.350%, 10/01/2052	836	1,270
5.300%, 06/01/2042	464	638
5.250%, 09/30/2040	4,606	6,246
4.550%, 12/01/2041	4,165	5,188
4.100%, 11/15/2048	750	932
3.800%, 06/01/2049	4,925	5,895
3.700%, 05/15/2050	1,945	2,287
3.100%, 09/15/2049	85	91
2.700%, 11/15/2051 (A)	2,345	2,320
Pacific Gas and Electric
4.450%, 04/15/2042	1,465	1,493
4.200%, 06/01/2041	1,355	1,380
3.750%, 08/15/2042	95	88
PacifiCorp
6.250%, 10/15/2037	3,180	4,452

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.000%, 01/15/2039	$4,550	$6,331
4.100%, 02/01/2042	2,225	2,573
3.300%, 03/15/2051	820	874
2.900%, 06/15/2052	2,210	2,199
PECO Energy
4.800%, 10/15/2043	1,505	1,918
3.700%, 09/15/2047	800	923
3.050%, 03/15/2051	1,919	2,021
Pennsylvania Electric
6.150%, 10/01/2038	100	137
Piedmont Natural Gas
4.650%, 08/01/2043	1,330	1,625
3.640%, 11/01/2046	1,300	1,413
PPL Electric Utilities
4.750%, 07/15/2043	3,600	4,696
4.125%, 06/15/2044	1,925	2,295
3.950%, 06/01/2047	3,925	4,718
Public Service Electric and Gas MTN
4.150%, 11/01/2045	2,106	2,504
4.050%, 05/01/2048	2,176	2,668
4.000%, 06/01/2044	695	796
3.800%, 01/01/2043	500	571
3.800%, 03/01/2046	2,200	2,596
3.650%, 09/01/2042	1,410	1,578
3.600%, 12/01/2047	4,205	4,856
3.200%, 08/01/2049	3,950	4,296
Public Service of Colorado
6.500%, 08/01/2038	45	68
6.250%, 09/01/2037	1,360	1,999
4.750%, 08/15/2041	45	56
4.300%, 03/15/2044	1,775	2,186
4.050%, 09/15/2049	1,660	2,041
3.950%, 03/15/2043	4,870	5,535
3.200%, 03/01/2050	1,300	1,397
Public Service of New Hampshire
3.600%, 07/01/2049	1,945	2,268
Puget Sound Energy
5.795%, 03/15/2040	130	182
4.223%, 06/15/2048	2,470	2,988
2.893%, 09/15/2051	2,315	2,380
San Diego Gas & Electric
6.000%, 06/01/2026	340	403
4.100%, 06/15/2049	1,540	1,863
3.750%, 06/01/2047	2,380	2,720
3.320%, 04/15/2050	5,639	6,066
Sempra Energy
4.000%, 02/01/2048	1,092	1,254
Southern
4.400%, 07/01/2046	700	826
Southern California Edison
5.950%, 02/01/2038	280	367
4.650%, 10/01/2043	2,480	2,922

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.125%, 03/01/2048	$4,615	$5,252
4.050%, 03/15/2042	5,355	5,856
4.000%, 04/01/2047	3,005	3,347
3.650%, 03/01/2028	2,075	2,238
3.650%, 02/01/2050	400	429
Southern California Gas
4.300%, 01/15/2049	1,360	1,724
4.125%, 06/01/2048	4,025	4,968
3.750%, 09/15/2042	2,585	2,926
2.550%, 02/01/2030	1,190	1,227
Southern Gas Capital
4.400%, 06/01/2043	825	960
4.400%, 05/30/2047	50	60
3.950%, 10/01/2046	490	554
Southwest Gas
3.180%, 08/15/2051	1,065	1,057
Southwestern Electric Power
6.200%, 03/15/2040	1,204	1,701
3.850%, 02/01/2048	3,505	3,886
Southwestern Public Service
4.500%, 08/15/2041	10,725	13,136
3.700%, 08/15/2047	2,620	3,021
Tampa Electric
4.350%, 05/15/2044	1,225	1,479
3.625%, 06/15/2050	1,864	2,120
3.450%, 03/15/2051	600	661
Tucson Electric Power
4.850%, 12/01/2048	2,060	2,697
4.000%, 06/15/2050	265	311
3.250%, 05/01/2051	1,500	1,586
Virginia Electric & Power
8.875%, 11/15/2038	1,982	3,546
6.350%, 11/30/2037	920	1,331
4.650%, 08/15/2043	4,770	6,069
4.600%, 12/01/2048	3,310	4,264
4.450%, 02/15/2044	6,250	7,784
4.000%, 01/15/2043	300	349
2.950%, 11/15/2051	4,450	4,553
Wisconsin Electric Power
3.650%, 12/15/2042	2,310	2,536
Wisconsin Power & Light
4.100%, 10/15/2044	325	379
3.650%, 04/01/2050	640	734
Wisconsin Public Service
4.752%, 11/01/2044	1,725	2,243
2.850%, 12/01/2051	800	815

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Xcel Energy
4.800%, 09/15/2041	$1,707	$2,093

		659,459

Total Corporate Obligations
(Cost $3,134,217) ($ Thousands)		3,493,399

U.S. TREASURY OBLIGATIONS — 5.9%
U.S. Treasury Bills (B)
0.056%, 02/08/2022	8,665	8,664
0.045%, 02/24/2022	6,945	6,944
0.041%, 12/02/2021	2,755	2,755
0.037%, 12/09/2021	2,455	2,455
U.S. Treasury Bonds
2.375%, 05/15/2051	4,805	5,450
2.000%, 11/15/2041	14,385	14,745
2.000%, 08/15/2051	59,725	62,543
1.875%, 11/15/2051	10,920	11,135
1.750%, 08/15/2041	73,884	72,533
U.S. Treasury Inflation-Protected Securities
1.000%, 02/15/2049	2,254	3,242
U.S. Treasury Notes
1.500%, 11/30/2028	1,905	1,922
1.375%, 11/15/2031	40,190	39,945
1.125%, 10/31/2026	80	80
0.625%, 07/31/2026	4,735	4,625

Total U.S. Treasury Obligations
(Cost $231,725) ($ Thousands)		237,038

MUNICIPAL BONDS — 5.5%
Alabama — 0.0%
Alabama State, Federal Aid Highway Finance Authority, Ser B, RB
Callable 09/01/2031 @ 100
2.650%, 09/01/2037	1,075	1,084

California — 2.6%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	2,545	4,273
California State University, Ser B, RB
2.719%, 11/01/2052	890	914
California State University, Ser B, RB
Callable 05/01/2047 @ 100
3.899%, 11/01/2047	2,375	2,809

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Build America Project, GO
7.625%, 03/01/2040	$870	$1,464
7.600%, 11/01/2040	385	672
7.550%, 04/01/2039	1,535	2,610
7.500%, 04/01/2034	17,795	27,404
7.300%, 10/01/2039	12,750	20,368
East Bay, Municipal Utility District Water System Revenue, RB
5.874%, 06/01/2040	1,255	1,834
Los Angeles County, Metropolitan Transportation Authority, RB
5.735%, 06/01/2039	960	1,282
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,025	1,801
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	756
Los Angeles, Department of Airports, RB
3.887%, 05/15/2038	1,430	1,657
Los Angeles, Department of Water & Power, RB
5.716%, 07/01/2039	1,510	2,164
Los Angeles, Department of Water & Power, Ser C, RB
5.516%, 07/01/2027	955	1,147
Los Angeles, Unified School District, Build America Project, GO
5.750%, 07/01/2034	1,785	2,375
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	4,950	7,026
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,000	1,543
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	1,000	1,395
San Francisco, Public Utilities Commission, Water Revenue, Ser E, RB
Callable 11/01/2030 @ 100
2.825%, 11/01/2041	835	847
San Jose, Redevelopment Agency, Ser A-T, TA
Callable 08/01/2027 @ 100
3.375%, 08/01/2034	1,250	1,340
University of California Regents, Ser N, RB
Callable 11/15/2049 @ 100
3.006%, 05/15/2050	2,005	2,120
University of California Regents, Ser N, RB
Callable 11/15/2059 @ 100
3.256%, 05/15/2060	1,995	2,230

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of California, RB
5.946%, 05/15/2045	$3,000	$4,314
5.770%, 05/15/2043	2,980	4,173
University of California, Ser AP, RB
3.931%, 05/15/2045	950	1,096
University of California, Ser AQ, RB
4.767%, 05/15/2115	1,701	2,539
University of California, Ser J, RB
4.131%, 05/15/2045	1,000	1,206

		103,359

District of Columbia — 0.0%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	530	824

Florida — 0.1%
Florida State, Board of Administration Finance, Ser A, RB
2.154%, 07/01/2030	3,812	3,831

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	2,038	3,088
6.637%, 04/01/2057	912	1,419

		4,507

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	3,205	4,486

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	2,890	3,554

Maryland — 0.0%
Baltimore, Revenue Authority, Water Project, Ser B, RB
Callable 07/01/2030 @ 100
2.814%, 07/01/2040	890	912

Massachusetts — 0.2%
Massachusetts State, Build America Project, GO
5.456%, 12/01/2039	4,085	5,627
Massachusetts State, Educational Financing Authority, Ser A, RB
3.105%, 07/01/2030	1,695	1,807

		7,434

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Missouri — 0.0%
Missouri State, Health & Educational Facilities Authority, Ser A, RB
3.685%, 02/15/2047	$675	$819

New Jersey — 0.2%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	985	1,622
7.102%, 01/01/2041	2,460	3,947
New Jersey State, Turnpike Authority, Ser F, RB
3.729%, 01/01/2036	1,000	1,169

		6,738

New York — 0.9%
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	245	349
4.458%, 10/01/2062	3,690	5,054
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	465	640
New York City, Build America Project, GO
5.985%, 12/01/2036	1,340	1,798
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	1,164
5.882%, 06/15/2044	500	784
5.724%, 06/15/2042	3,720	5,649
5.440%, 06/15/2043	3,000	4,447
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	2,475	3,279
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.767%, 08/01/2036	4,000	5,084
5.508%, 08/01/2037	1,890	2,532
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	4,220	4,541
New York State, Urban Development, RB
5.770%, 03/15/2039	1,970	2,454
New York State, Urban Development, Ser B, RB
Callable 09/15/2031 @ 100
2.590%, 03/15/2035	810	816

		38,591

Ohio — 0.2%
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/2038	460	487

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio State University, Build America Project, GO
4.910%, 06/01/2040	$2,265	$3,165
Ohio State University, Ser A, RB
4.048%, 12/01/2056	1,650	2,218
Ohio State, Hospital Facilities Revenue Authority, Cleveland Clinic, RB
3.700%, 01/01/2043	970	1,123

		6,993

Pennsylvania — 0.1%
Pennsylvania State, Financing Authority, Ser A, RB
4.144%, 06/01/2038	2,865	3,441

Texas — 0.8%
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/2044	2,250	3,197
Dallas Fort Worth, International Airport, Ser A, RB
2.994%, 11/01/2038	4,095	4,305
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	1,325	1,825
Houston, GO
3.961%, 03/01/2047	1,500	1,837
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,165	2,001
North Texas, Tollway Authority, RB
Callable 01/01/2029 @ 100
3.079%, 01/01/2042	1,170	1,197
San Antonio, Electric & Gas Systems Revenue, RB
5.808%, 02/01/2041	2,800	4,158
Texas State, Build America Project, GO
5.517%, 04/01/2039	3,825	5,494
University of Texas, Build America Bonds, RB
5.262%, 07/01/2039	4,540	6,493

		30,507

Virginia — 0.0%
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	652

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington — 0.1%
Washington State, Build America Project, GO
5.140%, 08/01/2040	$2,495	$3,461

Total Municipal Bonds
(Cost $193,751) ($ Thousands)		221,193

SOVEREIGN DEBT — 0.5%

Chile Government International Bond
3.500%, 01/25/2050	4,235	4,372
3.500%, 04/15/2053	460	475
3.100%, 05/07/2041	6,895	6,774
Indonesia Government International Bond
3.700%, 10/30/2049	1,530	1,574
Israel Government International Bond
4.125%, 01/17/2048	1,345	1,618
3.875%, 07/03/2050	3,545	4,072
3.375%, 01/15/2050	1,525	1,619
Mexico Government International Bond MTN
5.750%, 10/12/2110	285	326
4.750%, 03/08/2044	490	529

Total Sovereign Debt
(Cost $21,144) ($ Thousands)		21,359

ASSET-BACKED SECURITY — 0.1%
Other Asset-Backed Security — 0.1%

American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (A)	2,774	2,777

Total Asset-Backed Security
(Cost $2,706) ($ Thousands)		2,777

	Shares
CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	22,225,717	22,226

Total Cash Equivalent
(Cost $22,226) ($ Thousands)		22,226

Total Investments in Securities — 98.8%
(Cost $3,605,769) ($ Thousands)		$3,997,992

Description	Contracts	Market Value ($ Thousands)
PURCHASED SWAPTION (C)* — 0.0%
Total Purchased Swaption
(Cost $78) ($ Thousands)	2,500,000	$73

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Long Duration Credit Fund (Concluded)

A list of OTC swaption contracts held by the Fund at November 30, 2021, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTION — 0.0%
Put Swaption
3Y30Y Put*	Bank of America	2,500,000	$2.75	01/20/2024	$73

A list of the open futures contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 5-Year Treasury Notes	186	Apr-2022	$22,445	$22,580	$135
U.S. 10-Year Treasury Notes	1,207	Mar-2022	157,016	157,891	875
U.S. Long Treasury Bond	148	Mar-2022	23,541	23,995	454
U.S. Ultra Long Treasury Bond	57	Mar-2022	11,116	11,432	316
Ultra 10-Year U.S. Treasury Notes	208	Mar-2022	30,083	30,553	470
			244,201	246,451	2,250
Short Contracts
U.S. 5-Year Treasury Notes	(480)	Apr-2022	$(58,181)	$(58,272)	$(91)
U.S. Ultra Long Treasury Bond	(258)	Mar-2022	(50,435)	(51,745)	(1,310)
Ultra 10-Year U.S. Treasury Notes	(359)	Mar-2022	(51,918)	(52,734)	(816)
			(160,534)	(162,751)	(2,217)
			$83,667	$83,700	$33

A list of the open centrally cleared swap contracts held by the Fund at November 30, 2021, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
3 MONTH USD – LIBOR	.0725	Semi-Annually	07/24/2025	USD	6,330	$(62)	$–	$(62)
3 MONTH USD – LIBOR	.0255	Semi-Annually	07/24/2025	USD	12,660	(137)	–	(137)
3 MONTH USD – LIBOR	.0355%	Semi-Annually	07/24/2025	USD	9,375	(100)	–	(100)
FLOATING	1.39% FIXED	Semi-Annually	09/28/2025	USD	14,240	(58)	–	(58)
1.8075	3 MONTH USD - LIBOR	Quarterly	07/24/2053	USD	530	(12)	–	(12)
1.7725%	3M USD LIBOR	Quarterly	07/24/2053	USD	1,060	(15)	–	(15)
1.785%	3 MONTH USD – LIBOR	Quarterly	07/24/2053	USD	780	(14)	–	(14)
1.87% FIXED	FLOATING	Quarterly	09/28/2053	USD	1,215	(46)	–	(46)
						$(444)	$–	$(444)

Percentages are based on Net Assets of $4,045,876 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2021, the value of these securities amounted to $331,646 ($ Thousands), representing 8.2% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.
(C)	Refer to table below for details on Swaption Contracts.

Cl — Class
DAC — Designated Activity Company
GO — General Obligation
ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
LP — Limited Partnership
MTN — Medium Term Note
OTC — Over The Counter
PLC — Public Limited Company
PTY — Proprietary
RB — Revenue Bond
Ser — Series
TA — Tax Allocation
USD — United States Dollar
VAR — Variable Rate

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	3,493,399	–	3,493,399
U.S. Treasury Obligations	–	237,038	–	237,038
Municipal Bonds	–	221,193	–	221,193
Sovereign Debt	–	21,359	–	21,359
Asset-Backed Security	–	2,777	–	2,777
Cash Equivalent	22,226	–	–	22,226
Total Investments in Securities	22,226	3,975,766	–	3,997,992

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Swaption	–	73	–	73
Futures Contracts*
Unrealized Appreciation	2,250	–	–	2,250
Unrealized Depreciation	(2,217)	–	–	(2,217)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Depreciation	–	(444)	–	(444)
Total Other Financial Instruments	33	(371)	–	(338)

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$60,077	$762,423	$(800,274)	$—	$—	$22,226	22,225,717	$2	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Ultra Short Duration Bond Fund

†Percentages based on total investments

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 35.5%
Communication Services — 1.7%
AT&T
9.150%, 02/01/2023	$1,200	$1,313
0.689%, VAR United States Secured Overnight Financing Rate + 0.640%, 03/25/2024	3,400	3,402
Fox
3.666%, 01/25/2022	120	121
NTT Finance
0.373%, 03/03/2023 (A)	3,675	3,664
Verizon Communications
0.839%, VAR SOFRINDX + 0.790%, 03/20/2026	1,200	1,216
0.549%, VAR SOFRINDX + 0.500%, 03/22/2024	1,200	1,205

		10,921

Consumer Discretionary — 4.4%
7-Eleven
0.625%, 02/10/2023 (A)	5,690	5,673
American Honda Finance MTN
0.875%, 07/07/2023	550	551
BMW US Capital LLC
0.579%, VAR SOFRINDX + 0.530%, 04/01/2024 (A)	1,685	1,697
Daimler Finance North America LLC
2.550%, 08/15/2022 (A)	3,650	3,700
Ford Motor Credit LLC
1.402%, VAR ICE LIBOR USD 3 Month + 1.270%, 03/28/2022	750	749

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
General Motors Financial
4.250%, 05/15/2023	$800	$837
3.450%, 04/10/2022	1,450	1,458
0.810%, VAR United States Secured Overnight Financing Rate + 0.760%, 03/08/2024	1,000	1,004
0.669%, VAR United States Secured Overnight Financing Rate + 0.620%, 10/15/2024	4,825	4,822
Howard University
2.801%, 10/01/2023	575	589
Hyatt Hotels
1.300%, 10/01/2023	340	340
1.099%, VAR United States Secured Overnight Financing Rate + 1.050%, 10/01/2023	1,150	1,152
Hyundai Capital America MTN
0.800%, 04/03/2023 (A)	1,445	1,440
Lennar
4.750%, 11/15/2022	1,245	1,278
Nordstrom
2.300%, 04/08/2024	530	522
Starbucks
3.100%, 03/01/2023	1,150	1,182
Volkswagen Group of America Finance LLC
2.700%, 09/26/2022 (A)	1,125	1,143

		28,137

Consumer Staples — 1.6%
Bunge Finance
3.000%, 09/25/2022	1,000	1,018
Cargill
1.375%, 07/23/2023 (A)	475	480
Coca-Cola Europacific Partners
0.500%, 05/05/2023 (A)	2,400	2,386
Conagra Brands
3.250%, 09/15/2022	996	1,016
0.500%, 08/11/2023	675	670
JDE Peet's
0.800%, 09/24/2024 (A)	1,000	980
Keurig Dr Pepper
0.750%, 03/15/2024	3,570	3,533

		10,083

Energy — 2.3%
Enbridge
0.450%, VAR United States Secured Overnight Financing Rate + 0.400%, 02/17/2023	1,885	1,885
Phillips 66
3.700%, 04/06/2023	455	472

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pioneer Natural Resources
0.750%, 01/15/2024	$3,415	$3,389
0.550%, 05/15/2023	1,635	1,627
Regency Energy Partners
5.000%, 10/01/2022	1,315	1,347
Saudi Arabian Oil
1.250%, 11/24/2023 (A)	200	200
Saudi Arabian Oil MTN
2.750%, 04/16/2022 (A)	3,525	3,553
Southern Natural Gas LLC
0.625%, 04/28/2023 (A)	695	693
Sunoco Logistics Partners Operations
4.650%, 02/15/2022	1,150	1,160
Valero Energy
2.700%, 04/15/2023	375	384

		14,710

Financials — 13.9%
AIG Global Funding
0.800%, 07/07/2023 (A)	570	570
American Express
0.750%, 11/03/2023	3,105	3,099
Aon
2.200%, 11/15/2022	55	56
Athene Global Funding
0.750%, VAR United States Secured Overnight Financing Rate + 0.700%, 05/24/2024 (A)	1,820	1,822
Bank of America
0.740%, VAR United States Secured Overnight Financing Rate + 0.690%, 04/22/2025	1,600	1,609
Bank of America MTN
1.486%, VAR United States Secured Overnight Financing Rate + 1.460%, 05/19/2024	475	478
0.593%, VAR BSBY3M + 0.430%, 05/28/2024	1,350	1,351
Bank of Montreal MTN
0.729%, VAR United States Secured Overnight Financing Rate + 0.680%, 03/10/2023	2,765	2,780
0.669%, VAR SOFRINDX + 0.620%, 09/15/2026	1,350	1,353
Bank of Nova Scotia
0.599%, VAR SOFRINDX + 0.550%, 09/15/2023	2,925	2,937
0.430%, VAR United States Secured Overnight Financing Rate + 0.380%, 07/31/2024	1,375	1,374

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Brighthouse Financial Global Funding MTN
0.809%, VAR United States Secured Overnight Financing Rate + 0.760%, 04/12/2024 (A)	$1,080	$1,088
Canadian Imperial Bank of Commerce
0.469%, VAR United States Secured Overnight Financing Rate + 0.420%, 10/18/2024	825	825
0.449%, VAR SOFRINDX + 0.400%, 12/14/2023	3,115	3,120
Capital One Bank USA
2.014%, VAR United States Secured Overnight Financing Rate + 0.616%, 01/27/2023	575	576
Charles Schwab
0.549%, VAR United States Secured Overnight Financing Rate + 0.500%, 03/18/2024	1,000	1,003
Citigroup
0.719%, VAR United States Secured Overnight Financing Rate + 0.669%, 05/01/2025	800	804
CNA Financial
7.250%, 11/15/2023	500	560
Commonwealth Bank of Australia
0.569%, VAR United States Secured Overnight Financing Rate + 0.520%, 06/15/2026 (A)	850	854
Credit Suisse NY
0.520%, 08/09/2023	1,375	1,368
0.440%, VAR United States Secured Overnight Financing Rate + 0.390%, 02/02/2024	4,455	4,447
Danske Bank
5.000%, 01/12/2022 (A)	850	854
Deutsche Bank NY
1.269%, VAR United States Secured Overnight Financing Rate + 1.219%, 11/16/2027	1,100	1,097
0.550%, VAR United States Secured Overnight Financing Rate + 0.500%, 11/08/2023	1,150	1,148
Fifth Third Bank MTN
1.800%, 01/30/2023	250	253
GA Global Funding Trust
0.550%, VAR United States Secured Overnight Financing Rate + 0.500%, 09/13/2024 (A)	3,525	3,529
Goldman Sachs Group
0.627%, VAR United States Secured Overnight Financing Rate + 0.538%, 11/17/2023	895	893

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
0.549%, VAR United States Secured Overnight Financing Rate + 0.500%, 09/10/2024	$550	$551
HSBC Bank Canada
0.950%, 05/14/2023 (A)	2,000	2,011
HSBC Holdings
0.630%, VAR United States Secured Overnight Financing Rate + 0.580%, 11/22/2024	825	825
Intercontinental Exchange
2.350%, 09/15/2022	1,100	1,114
Jackson Financial
1.125%, 11/22/2023 (A)	825	825
JPMorgan Chase
0.935%, VAR United States Secured Overnight Financing Rate + 0.885%, 04/22/2027	1,600	1,619
0.629%, VAR United States Secured Overnight Financing Rate + 0.580%, 03/16/2024	4,005	4,020
0.585%, VAR United States Secured Overnight Financing Rate + 0.535%, 06/01/2025	925	927
Macquarie Bank MTN
0.441%, 12/16/2022 (A)	675	674
Macquarie Group MTN
0.759%, VAR United States Secured Overnight Financing Rate + 0.710%, 10/14/2025 (A)	825	825
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (A)	874	876
Metropolitan Life Global Funding I
0.900%, 06/08/2023 (A)	575	577
Mizuho Financial Group
0.810%, VAR ICE LIBOR USD 3 Month + 0.630%, 05/25/2024	1,200	1,203
Morgan Stanley
0.731%, VAR United States Secured Overnight Financing Rate + 0.616%, 04/05/2024	600	599
Morgan Stanley MTN
4.875%, 11/01/2022	1,450	1,505
2.750%, 05/19/2022	2,530	2,556
MUFG Union Bank
0.788%, VAR ICE LIBOR USD 3 Month + 0.600%, 03/07/2022	1,375	1,376
National Bank of Canada
0.900%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.770%, 08/15/2023	850	851
0.750%, 08/06/2024	675	667
Nationwide Building Society
2.000%, 01/27/2023 (A)	600	610

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
0.550%, 01/22/2024 (A)	$750	$741
Natwest Group
6.000%, 12/19/2023	925	1,009
NatWest Markets
0.580%, VAR United States Secured Overnight Financing Rate + 0.530%, 08/12/2024 (A)	1,265	1,267
Nordea Bank ABP
1.000%, 06/09/2023 (A)	875	879
Pacific Life Global Funding II
0.500%, 09/23/2023 (A)	735	732
PNC Bank
1.743%, VAR ICE LIBOR USD 3 Month + 0.323%, 02/24/2023	850	852
0.495%, VAR ICE LIBOR USD 3 Month + 0.325%, 02/24/2023	2,630	2,632
Principal Life Global Funding II
0.499%, VAR United States Secured Overnight Financing Rate + 0.450%, 04/12/2024 (A)	430	432
0.430%, VAR United States Secured Overnight Financing Rate + 0.380%, 08/23/2024 (A)	1,300	1,302
Protective Life Global Funding
1.082%, 06/09/2023 (A)	610	614
Santander Holdings USA
4.450%, 12/03/2021	279	279
3.400%, 01/18/2023	675	692
Skandinaviska Enskilda Banken
0.550%, 09/01/2023 (A)	425	424
State Street
2.825%, VAR United States Secured Overnight Financing Rate + 2.690%, 03/30/2023	1,365	1,375
Sumitomo Mitsui Trust Bank MTN
0.489%, VAR United States Secured Overnight Financing Rate + 0.440%, 09/16/2024 (A)	1,000	1,000
Toronto-Dominion Bank
2.100%, 07/15/2022 (A)	1,495	1,512
Toronto-Dominion Bank MTN
0.639%, VAR United States Secured Overnight Financing Rate + 0.590%, 09/10/2026	850	853
0.530%, VAR United States Secured Overnight Financing Rate + 0.480%, 01/27/2023	1,344	1,349
Truist Financial MTN
0.449%, VAR United States Secured Overnight Financing Rate + 0.400%, 06/09/2025	900	897

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
UBS
0.370%, VAR United States Secured Overnight Financing Rate + 0.320%, 06/01/2023 (A)	$2,225	$2,226
UBS AG/London
0.700%, 08/09/2024 (A)	850	841
UniCredit MTN
6.572%, 01/14/2022 (A)	515	518
USAA Capital
1.500%, 05/01/2023 (A)	890	901
Wells Fargo MTN
3.450%, 02/13/2023	850	876

		88,262

Health Care — 2.5%
AmerisourceBergen
0.737%, 03/15/2023	1,100	1,099
Anthem
2.950%, 12/01/2022	925	945
AstraZeneca
0.300%, 05/26/2023	1,475	1,467
Baxter International
0.490%, VAR United States Secured Overnight Financing Rate + 0.440%, 11/29/2024 (A)	825	824
Cigna
3.050%, 11/30/2022	350	358
0.613%, 03/15/2024	570	563
Humana
0.650%, 08/03/2023	3,540	3,521
Illumina
0.550%, 03/23/2023	1,000	997
PerkinElmer
0.550%, 09/15/2023	1,250	1,241
Royalty Pharma PLC
0.750%, 09/02/2023	1,450	1,442
Stryker
0.600%, 12/01/2023	410	407
Thermo Fisher Scientific
0.579%, VAR United States Secured Overnight Financing Rate + 0.530%, 10/18/2024	3,010	3,014

		15,878

Industrials — 1.4%
AerCap Ireland Capital DAC
0.730%, VAR United States Secured Overnight Financing Rate + 0.680%, 09/29/2023	1,325	1,324
Air Lease MTN
0.466%, VAR ICE LIBOR USD 3 Month + 0.350%, 12/15/2022	1,200	1,200

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Boeing
2.700%, 05/01/2022	$725	$731
1.167%, 02/04/2023	1,100	1,100
Carlisle
0.550%, 09/01/2023	300	298
DAE Funding LLC MTN
1.550%, 08/01/2024 (A)	965	947
Otis Worldwide
0.583%, VAR ICE LIBOR USD 3 Month + 0.450%, 04/05/2023	2,745	2,745
PACCAR Financial MTN
0.800%, 06/08/2023	320	321
TTX MTN
3.050%, 11/15/2022 (A)	700	715

		9,381

Information Technology — 1.7%
Analog Devices
0.299%, VAR United States Secured Overnight Financing Rate + 0.250%, 10/01/2024	590	591
Fidelity National Information Services
0.375%, 03/01/2023	950	946
Hewlett Packard Enterprise
4.450%, 10/02/2023	675	714
Microchip Technology
0.972%, 02/15/2024 (A)	610	604
NXP BV
4.625%, 06/01/2023 (A)	650	684
salesforce.com
0.625%, 07/15/2024	2,740	2,717
Skyworks Solutions
0.900%, 06/01/2023	210	209
SYNNEX
1.250%, 08/09/2024 (A)	1,375	1,364
VMware
1.000%, 08/15/2024	2,210	2,194
0.600%, 08/15/2023	830	825

		10,848

Materials — 0.1%
International Flavors & Fragrances
0.697%, 09/15/2022 (A)	380	380
Martin Marietta Materials
0.650%, 07/15/2023	495	494

		874

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Real Estate — 0.1%
Public Storage
0.520%, VAR United States Secured Overnight Financing Rate + 0.470%, 04/23/2024	$750	$750

Sovereign — 1.2%
European Investment Bank
0.339%, VAR United States Secured Overnight Financing Rate + 0.290%, 06/10/2022 (A)	3,295	3,299
Inter-American Development Bank
0.309%, VAR United States Secured Overnight Financing Rate + 0.260%, 09/16/2022	3,645	3,651
International Bank for Reconstruction & Development MTN
0.179%, VAR United States Secured Overnight Financing Rate + 0.130%, 01/13/2023	1,015	1,016

		7,966

Utilities — 4.6%
American Electric Power
0.612%, VAR ICE LIBOR USD 3 Month + 0.480%, 11/01/2023	1,430	1,430
Atmos Energy
0.625%, 03/09/2023	1,000	998
CenterPoint Energy
0.700%, VAR United States Secured Overnight Financing Rate + 0.650%, 05/13/2024	625	625
CenterPoint Energy Resources
0.700%, 03/02/2023	2,710	2,702
0.673%, VAR ICE LIBOR USD 3 Month + 0.500%, 03/02/2023	1,550	1,548
Cleco Power LLC
0.616%, VAR ICE LIBOR USD 3 Month + 0.500%, 06/15/2023 (A)	1,350	1,350
Dominion Energy
2.450%, 01/15/2023 (A)	800	815
0.646%, VAR ICE LIBOR USD 3 Month + 0.530%, 09/15/2023	2,466	2,467
DTE Energy
0.550%, 11/01/2022	875	873
Mississippi Power
0.349%, VAR United States Secured Overnight Financing Rate + 0.300%, 06/28/2024	740	736
NextEra Energy Capital Holdings
0.590%, VAR SOFRINDX + 0.540%, 03/01/2023	1,715	1,720

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
0.450%, VAR United States Secured Overnight Financing Rate + 0.400%, 11/03/2023	$1,325	$1,323
OGE Energy
0.703%, 05/26/2023	540	537
ONE Gas
0.724%, VAR ICE LIBOR USD 3 Month + 0.610%, 03/11/2023	698	698
Pacific Gas and Electric
1.700%, 11/15/2023	525	524
1.200%, VAR United States Secured Overnight Financing Rate + 1.150%, 11/14/2022	750	751
PPL Electric Utilities
0.382%, VAR ICE LIBOR USD 3 Month + 0.250%, 09/28/2023	1,235	1,235
Public Service Enterprise Group
0.841%, 11/08/2023	3,815	3,794
Southern California Edison
0.879%, VAR United States Secured Overnight Financing Rate + 0.830%, 04/01/2024	1,690	1,693
Southern California Gas
0.466%, VAR ICE LIBOR USD 3 Month + 0.350%, 09/14/2023	1,795	1,793
Virginia Electric and Power
3.450%, 09/01/2022	1,600	1,624

		29,236

Total Corporate Obligations
(Cost $227,160) ($ Thousands)		227,046

ASSET-BACKED SECURITIES — 29.1%
Automotive — 14.8%

American Credit Acceptance Receivables Trust, Ser 2018-2, Cl D
4.070%, 07/10/2024 (A)	330	334
American Credit Acceptance Receivables Trust, Ser 2021-1, Cl B
0.610%, 03/13/2025 (A)	3,195	3,195
American Credit Acceptance Receivables Trust, Ser 2021-2, Cl B
0.680%, 05/13/2025 (A)	400	399
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl A
0.330%, 06/13/2025 (A)	288	288
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl B
0.660%, 02/13/2026 (A)	590	588

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
American Credit Acceptance Receivables Trust, Ser 2021-4, Cl A
0.450%, 09/15/2025 (A)	$1,580	$1,579
Americredit Automobile Receivables Trust, Ser 2018-1, Cl C
3.500%, 01/18/2024	483	488
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl C
1.480%, 02/18/2026	2,145	2,163
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl A2
0.420%, 03/18/2024	927	928
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl C
1.060%, 08/18/2026	1,225	1,225
ARI Fleet Lease Trust, Ser 2020-A, Cl A2
1.770%, 08/15/2028 (A)	469	470
ARI Fleet Lease Trust, Ser 2020-A, Cl A3
1.800%, 08/15/2028 (A)	250	253
ARI Fleet Lease Trust, Ser 2021-A, Cl A2
0.370%, 03/15/2030 (A)	300	299
Avid Automobile Receivables Trust, Ser 2021-1, Cl A
0.610%, 01/15/2025 (A)	394	394
Capital One Prime Auto Receivables Trust, Ser 2020-1, Cl A3
1.600%, 11/15/2024	623	627
CarMax Auto Owner Trust, Ser 2019-1, Cl A3
3.050%, 03/15/2024	947	956
CarMax Auto Owner Trust, Ser 2019-3, Cl A3
2.180%, 08/15/2024	697	704
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	1,375	1,371
Carvana Auto Receivables Trust, Ser 2021-N2, Cl A1
0.320%, 03/10/2028	148	148
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	495	492
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	1,725	1,719
Carvana Auto Receivables Trust, Ser 2021-P3, Cl A2
0.380%, 01/10/2025	670	669
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (A)	1,500	1,501
Chesapeake Funding II LLC, Ser 2018-3A, Cl A1
3.390%, 01/15/2031 (A)	221	224

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Chesapeake Funding II LLC, Ser 2019-2A, Cl A1
1.950%, 09/15/2031 (A)	$612	$616
Chesapeake Funding II LLC, Ser 2021-1A, Cl A2
0.320%, VAR ICE LIBOR USD 1 Month + 0.230%, 04/15/2033 (A)	554	554
CPS Auto Receivables Trust, Ser 2021-A, Cl A
0.350%, 01/16/2024 (A)	467	467
CPS Auto Receivables Trust, Ser 2021-A, Cl B
0.610%, 02/18/2025 (A)	895	895
CPS Auto Receivables Trust, Ser 2021-B, Cl A
0.370%, 03/17/2025 (A)	409	409
CPS Auto Receivables Trust, Ser 2021-B, Cl B
0.810%, 12/15/2025 (A)	1,100	1,098
CPS Auto Receivables Trust, Ser 2021-C, Cl B
0.840%, 07/15/2025 (A)	1,900	1,891
Credit Acceptance Auto Loan Trust, Ser 2019-3A, Cl A
2.380%, 11/15/2028 (A)	3,505	3,540
Credit Acceptance Auto Loan Trust, Ser 2020-1A, Cl A
2.010%, 02/15/2029 (A)	885	893
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/2030 (A)	570	566
Donlen Fleet Lease Funding 2 LLC, Ser 2021-2, Cl A1
0.421%, VAR ICE LIBOR USD 1 Month + 0.330%, 12/11/2034 (A)	1,315	1,316
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl A2
0.560%, 12/11/2034 (A)	1,010	1,006
Drive Auto Receivables Trust, Ser 2017-3, Cl D
3.530%, 12/15/2023 (A)	71	71
Drive Auto Receivables Trust, Ser 2018-2, Cl D
4.140%, 08/15/2024	309	313
Drive Auto Receivables Trust, Ser 2021-1, Cl B
0.650%, 07/15/2025	385	385
DT Auto Owner Trust, Ser 2019-2A, Cl C
3.180%, 02/18/2025 (A)	694	699
DT Auto Owner Trust, Ser 2019-4A, Cl B
2.360%, 01/16/2024 (A)	316	316
DT Auto Owner Trust, Ser 2020-2A, Cl A
1.140%, 01/16/2024 (A)	149	149
DT Auto Owner Trust, Ser 2020-2A, Cl B
2.080%, 03/16/2026 (A)	1,501	1,513

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
DT Auto Owner Trust, Ser 2020-3A, Cl A
0.540%, 04/15/2024 (A)	$394	$394
DT Auto Owner Trust, Ser 2020-3A, Cl B
0.910%, 12/16/2024 (A)	1,615	1,617
DT Auto Owner Trust, Ser 2021-1A, Cl A
0.350%, 01/15/2025 (A)	1,053	1,053
DT Auto Owner Trust, Ser 2021-1A, Cl B
0.620%, 09/15/2025 (A)	580	579
DT Auto Owner Trust, Ser 2021-2A, Cl B
0.810%, 01/15/2027 (A)	530	529
DT Auto Owner Trust, Ser 2021-3A, Cl A
0.330%, 04/15/2025 (A)	1,134	1,132
DT Auto Owner Trust, Ser 2021-4A, Cl A
0.560%, 09/15/2025 (A)	2,520	2,520
Enterprise Fleet Financing LLC, Ser 2019-1, Cl A2
2.980%, 10/20/2024 (A)	172	173
Enterprise Fleet Financing LLC, Ser 2019-2, Cl A2
2.290%, 02/20/2025 (A)	300	303
Enterprise Fleet Financing LLC, Ser 2019-3, Cl A2
2.060%, 05/20/2025 (A)	665	671
Enterprise Fleet Financing LLC, Ser 2020-1, Cl A2
1.780%, 12/22/2025 (A)	2,717	2,741
Enterprise Fleet Financing LLC, Ser 2021-2, Cl A2
0.480%, 05/20/2027 (A)	515	511
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A2
0.440%, 12/21/2026 (A)	2,176	2,167
Exeter Automobile Receivables Trust, Ser 2018-3A, Cl D
4.350%, 06/17/2024 (A)	500	509
Exeter Automobile Receivables Trust, Ser 2021-1A, Cl B
0.500%, 02/18/2025	1,585	1,584
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl B
0.570%, 09/15/2025	1,275	1,271
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (A)	492	489
First Investors Auto Owner Trust, Ser 2019-2A, Cl A
2.210%, 09/16/2024 (A)	72	72
First Investors Auto Owner Trust, Ser 2021-1A, Cl A
0.450%, 03/16/2026 (A)	1,664	1,663
Flagship Credit Auto Trust, Ser 2019-2, Cl A
2.830%, 10/16/2023 (A)	24	24
Flagship Credit Auto Trust, Ser 2019-3, Cl C
2.740%, 10/15/2025 (A)	1,000	1,021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Flagship Credit Auto Trust, Ser 2020-1, Cl A
1.900%, 08/15/2024 (A)	$163	$164
Flagship Credit Auto Trust, Ser 2020-3, Cl A
0.700%, 04/15/2025 (A)	124	124
Flagship Credit Auto Trust, Ser 2020-4, Cl A
0.530%, 04/15/2025 (A)	713	713
Flagship Credit Auto Trust, Ser 2021-1, Cl A
0.310%, 06/16/2025 (A)	770	768
Flagship Credit Auto Trust, Ser 2021-2, Cl B
0.930%, 06/15/2027 (A)	755	748
Flagship Credit Auto Trust, Ser 2021-3, Cl A
0.360%, 07/15/2027 (A)	661	657
Ford Credit Auto Owner Trust, Ser 2017-2, Cl A
2.360%, 03/15/2029 (A)	322	327
Foursight Capital Automobile Receivables Trust, Ser 2021-1, Cl A2
0.400%, 08/15/2024 (A)	757	757
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A2
0.400%, 04/15/2025 (A)	535	534
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A3
0.810%, 05/15/2026 (A)	265	263
GLS Auto Receivables Issuer Trust, Ser 2019-4A, Cl A
2.470%, 11/15/2023 (A)	26	26
GLS Auto Receivables Issuer Trust, Ser 2020-1A, Cl A
2.170%, 02/15/2024 (A)	74	74
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl B
0.820%, 04/15/2025 (A)	1,235	1,236
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl A
0.420%, 01/15/2025 (A)	760	760
GLS Auto Receivables Trust, Ser 2021-2A, Cl B
0.770%, 09/15/2025 (A)	865	861
GM Financial Consumer Automobile Receivables Trust, Ser 2018-4, Cl A3
3.210%, 10/16/2023	174	175
JPMorgan Chase Bank - CACLN, Ser 2020-1, Cl B
0.991%, 01/25/2028 (A)	793	794
JPMorgan Chase Bank - CACLN, Ser 2020-2, Cl B
0.840%, 02/25/2028 (A)	1,636	1,635
Lendbuzz Securitization Trust, Ser 2021-1A, Cl A
1.460%, 06/15/2026 (A)	1,560	1,557

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Mercedes-Benz Auto Lease Trust, Ser 2020-B, Cl A3
0.400%, 11/15/2023	$1,515	$1,515
Nissan Auto Receivables Owner Trust, Ser 2019-C, Cl A3
1.930%, 07/15/2024	407	410
Prestige Auto Receivables Trust, Ser 2021-1A, Cl A2
0.550%, 09/16/2024 (A)	900	900
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl A
1.370%, 10/15/2024 (A)	879	882
Santander Drive Auto Receivables Trust, Ser 2019-3, Cl C
2.490%, 10/15/2025	477	479
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl B
0.960%, 11/15/2024	1,450	1,452
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl C
1.460%, 09/15/2025	300	301
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl A3
0.520%, 07/15/2024	799	799
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl C
1.010%, 01/15/2026	860	862
Santander Drive Auto Receivables Trust, Ser 2021-1, Cl A2
0.290%, 11/15/2023	102	102
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl B
0.590%, 09/15/2025	410	409
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl B
0.600%, 12/15/2025	495	492
Santander Retail Auto Lease Trust, Ser 2021-B, Cl A2
0.310%, 01/22/2024 (A)	928	927
Securitized Term Auto Receivables Trust, Ser 2019-1A, Cl A3
2.986%, 02/27/2023 (A)	96	96
Tesla Auto Lease Trust, Ser 2019-A, Cl A2
2.130%, 04/20/2022 (A)	17	17
Tesla Auto Lease Trust, Ser 2020-A, Cl A2
0.550%, 05/22/2023 (A)	290	290
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl A2
1.390%, 08/15/2024 (A)	252	253
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl B
1.610%, 03/17/2025 (A)	1,405	1,413

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Tricolor Auto Securitization Trust, Ser 2021-1A, Cl A
0.740%, 04/15/2024 (A)	$742	$741
UNIFY Auto Receivables Trust, Ser 2021-1A, Cl A2
0.390%, 02/15/2024 (A)	825	825
United Auto Credit Securitization Trust, Ser 2021-1, Cl B
0.680%, 03/11/2024 (A)	2,025	2,025
Westlake Automobile Receivables Trust, Ser 2018-3A, Cl D
4.000%, 10/16/2023 (A)	1,087	1,096
Westlake Automobile Receivables Trust, Ser 2019-2A, Cl C
2.840%, 07/15/2024 (A)	1,135	1,141
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl B
2.410%, 10/15/2024 (A)	966	967
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl A2
0.560%, 05/15/2024 (A)	501	502
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl B
0.780%, 11/17/2025 (A)	330	330
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl B
0.640%, 03/16/2026 (A)	950	948
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl A2A
0.320%, 04/15/2025 (A)	615	615
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl B
0.620%, 07/15/2026 (A)	485	483
Wheels SPV 2 LLC, Ser 2021-1A, Cl A
0.371%, VAR ICE LIBOR USD 1 Month + 0.280%, 08/20/2029 (A)	2,149	2,150
World Omni Auto Receivables Trust, Ser 2020-B, Cl A2A
0.550%, 07/17/2023	149	149
		94,478

Credit Cards — 0.2%

Capital One Multi-Asset Execution Trust, Ser 2019-A2, Cl A2
1.720%, 08/15/2024	310	313
Mercury Financial Credit Card Master Trust, Ser 2021-1A, Cl A
1.540%, 03/20/2026 (A)	1,225	1,226
		1,539

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Mortgage Related Securities — 0.1%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.772%, VAR ICE LIBOR USD 1 Month + 0.680%, 01/25/2035	$82	$82
Asset Backed Securities Home Equity Loan Trust, Ser 2006-HE1, Cl A4
0.692%, VAR ICE LIBOR USD 1 Month + 0.600%, 01/25/2036	807	807
		889

Other Asset-Backed Securities — 14.0%

Affirm Asset Securitization Trust, Ser 2020-Z1, Cl A
3.460%, 10/15/2024 (A)	164	165
Affirm Asset Securitization Trust, Ser 2020-Z2, Cl A
1.900%, 01/15/2025 (A)	418	420
Affirm Asset Securitization Trust, Ser 2021-A, Cl A
0.880%, 08/15/2025 (A)	290	290
Affirm Asset Securitization Trust, Ser 2021-B, Cl A
1.030%, 08/17/2026 (A)	740	736
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025 (A)	801	799
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (A)	610	608
Amur Equipment Finance Receivables IX LLC, Ser 2021-1A, Cl A2
0.750%, 11/20/2026 (A)	1,002	999
Apidos CLO XII, Ser 2018-12A, Cl AR
1.204%, VAR ICE LIBOR USD 3 Month + 1.080%, 04/15/2031 (A)	925	925
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (A)	519	515
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl A2
1.230%, 05/15/2026 (A)	500	500
Atlas Senior Loan Fund IX LLC, Ser 2018-9A, Cl A
1.002%, VAR ICE LIBOR USD 3 Month + 0.870%, 04/20/2028 (A)	636	635
Avant Loans Funding Trust, Ser 2021-REV1, Cl A
1.210%, 07/15/2030 (A)	610	606
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	286	287

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO X, Ser 2021-10A, Cl X
0.732%, VAR ICE LIBOR USD 3 Month + 0.600%, 04/20/2034 (A)	$469	$469
Benefit Street Partners CLO XII, Ser 2021-12A, Cl A1R
1.074%, VAR ICE LIBOR USD 3 Month + 0.950%, 10/15/2030 (A)	1,200	1,200
Carbone CLO, Ser 2017-1A, Cl A1
1.272%, VAR ICE LIBOR USD 3 Month + 1.140%, 01/20/2031 (A)	350	350
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
1.092%, VAR ICE LIBOR USD 3 Month + 0.970%, 04/17/2031 (A)	997	997
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
1.112%, VAR ICE LIBOR USD 3 Month + 0.980%, 07/20/2031 (A)	1,940	1,939
CCG Receivables Trust, Ser 2021-1, Cl A2
0.300%, 06/14/2027 (A)	309	308
CIFC Funding, Ser 2017-1A, Cl ARR
1.238%, VAR ICE LIBOR USD 3 Month + 1.110%, 01/22/2031 (A)	750	751
CIFC Funding, Ser 2018-2A, Cl A1
1.172%, VAR ICE LIBOR USD 3 Month + 1.040%, 04/20/2031 (A)	575	575
CIFC Funding, Ser 2018-3A, Cl AR
0.994%, VAR ICE LIBOR USD 3 Month + 0.870%, 04/19/2029 (A)	1,164	1,165
CIFC Funding, Ser 2020-2A, Cl AR2
1.134%, VAR ICE LIBOR USD 3 Month + 1.010%, 04/15/2030 (A)	1,550	1,551
Cloud Pass-Through Trust, Ser 2019-1A, Cl CLOU
3.554%, 12/05/2022 (A)(B)	21	21
CNH Equipment Trust, Ser 2020-A, Cl A2
1.080%, 07/17/2023	8	8
Columbia Cent CLO, Ser 2018-27A, Cl A1
1.274%, VAR ICE LIBOR USD 3 Month + 1.150%, 10/25/2028 (A)	697	698
Conn's Receivables Funding LLC, Ser 2020-A, Cl A
1.710%, 06/16/2025 (A)	109	109
Crossroads Asset Trust, Ser 2021-A, Cl A2
0.820%, 03/20/2024 (A)	691	692
Dewolf Park CLO, Ser 2021-1A, Cl AR
1.044%, VAR ICE LIBOR USD 3 Month + 0.920%, 10/15/2030 (A)	1,125	1,125
Dext ABS LLC, Ser 2021-1, Cl A
1.120%, 02/15/2028 (A)	455	455
FCI Funding LLC, Ser 2021-1A, Cl A
1.130%, 04/15/2033 (A)	394	393

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust A, Ser 2019-2, Cl B
3.250%, 04/15/2026	$1,290	$1,353
FREED ABS Trust, Ser 2021-3FP, Cl A
0.620%, 11/20/2028 (A)	269	269
Galaxy XV CLO, Ser 2021-15A, Cl ARR
1.094%, VAR ICE LIBOR USD 3 Month + 0.970%, 10/15/2030 (A)	1,000	1,000
Galaxy XXIII CLO, Ser 2021-23A, Cl AR
0.994%, VAR ICE LIBOR USD 3 Month + 0.870%, 04/24/2029 (A)	1,415	1,417
GreatAmerica Leasing Receivables Funding LLC, Ser 2021-2, Cl A2
0.380%, 03/15/2024 (A)	765	763
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	1,804	1,858
HPEFS Equipment Trust, Ser 2021-2A, Cl B
0.610%, 09/20/2028 (A)	535	530
HPS Loan Management, Ser 2021-19, Cl XR
0.724%, VAR ICE LIBOR USD 3 Month + 0.600%, 01/25/2034 (A)	725	725
KKR CLO 21, Ser 2018-21, Cl A
1.124%, VAR ICE LIBOR USD 3 Month + 1.000%, 04/15/2031 (A)	775	775
KKR CLO, Ser 2017-11, Cl AR
1.304%, VAR ICE LIBOR USD 3 Month + 1.180%, 01/15/2031 (A)	750	750
LCM XXIII, Ser 2020-23A, Cl A1R
1.202%, VAR ICE LIBOR USD 3 Month + 1.070%, 10/20/2029 (A)	940	940
LCM XXIV, Ser 2021-24A, Cl AR
1.112%, VAR ICE LIBOR USD 3 Month + 0.980%, 03/20/2030 (A)	1,000	1,001
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
1.130%, VAR ICE LIBOR USD 3 Month + 1.000%, 07/21/2030 (A)	1,685	1,686
Madison Park Funding XXX, Ser 2018-30A, Cl A
0.874%, VAR ICE LIBOR USD 3 Month + 0.750%, 04/15/2029 (A)	1,666	1,667
Magnetite VII, Ser 2018-7A, Cl A1R2
0.924%, VAR ICE LIBOR USD 3 Month + 0.800%, 01/15/2028 (A)	1,226	1,227
Magnetite VIII, Ser 2018-8A, Cl AR2
1.104%, VAR ICE LIBOR USD 3 Month + 0.980%, 04/15/2031 (A)	685	685
Marlette Funding Trust, Ser 2019-4A, Cl A
2.390%, 12/17/2029 (A)	51	51
Marlette Funding Trust, Ser 2021-1A, Cl A
0.600%, 06/16/2031 (A)	199	199

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Marlette Funding Trust, Ser 2021-2A, Cl A
0.510%, 09/15/2031 (A)	$371	$371
Marlette Funding Trust, Ser 2021-3A, Cl A
0.650%, 12/15/2031 (A)	555	554
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	133	136
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(B)	225	228
MMAF Equipment Finance LLC, Ser 2018-A, Cl A3
3.200%, 09/12/2022 (A)	28	28
MMAF Equipment Finance LLC, Ser 2019-B, Cl A2
2.070%, 10/12/2022 (A)	16	16
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A2
0.380%, 08/14/2023 (A)	548	547
Morgan Stanley Capital 1 Trust, Ser 2012-STAR, Cl A1
2.084%, 08/05/2034 (A)	34	34
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (A)	514	523
Navient Private Education Refi Loan Trust, Ser 2020-CA, Cl A1
0.840%, VAR ICE LIBOR USD 1 Month + 0.750%, 11/15/2068 (A)	877	878
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	1,257	1,263
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	595	587
Navient Student Loan Trust, Ser 2018-1A, Cl A2
0.442%, VAR ICE LIBOR USD 1 Month + 0.350%, 03/25/2067 (A)	325	325
Navistar Financial Dealer Note Master Trust, Ser 2020-1, Cl A
1.042%, VAR ICE LIBOR USD 1 Month + 0.950%, 07/25/2025 (A)	435	437
Neuberger Berman Loan Advisers CLO 25, Ser 2021-25A, Cl AR
1.052%, VAR ICE LIBOR USD 3 Month + 0.930%, 10/18/2029 (A)	2,065	2,067
Neuberger Berman Loan Advisers CLO 26, Ser 2021-26A, Cl AR
1.065%, VAR ICE LIBOR USD 3 Month + 0.920%, 10/18/2030 (A)	1,150	1,150

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
New Residential Mortgage LLC, Ser 2018-FNT2, Cl A
3.790%, 07/25/2054 (A)	$233	$234
NextGear Floorplan Master Owner Trust, Ser 2019-1A, Cl A1
0.740%, VAR ICE LIBOR USD 1 Month + 0.650%, 02/15/2024 (A)	1,140	1,141
NextGear Floorplan Master Owner Trust, Ser 2020-1A, Cl A1
0.890%, VAR ICE LIBOR USD 1 Month + 0.800%, 02/15/2025 (A)	2,250	2,266
Nissan Master Owner Trust Receivables, Ser 2019-A, Cl A
0.650%, VAR ICE LIBOR USD 1 Month + 0.560%, 02/15/2024	2,000	2,001
NYCTL Trust, Ser 2019-A, Cl A
2.190%, 11/10/2032 (A)	149	150
OCP CLO, Ser 2018-5A, Cl A1R
1.205%, VAR ICE LIBOR USD 3 Month + 1.080%, 04/26/2031 (A)	300	300
Octagon Investment Partners 30, Ser 2021-1A, Cl A1R
1.132%, VAR ICE LIBOR USD 3 Month + 1.000%, 03/17/2030 (A)	670	670
Octagon Investment Partners XVI, Ser 2018-1A, Cl A1R
1.142%, VAR ICE LIBOR USD 3 Month + 1.020%, 07/17/2030 (A)	350	350
Octagon Investment Partners XXI, Ser 2021-1A, Cl XR3
0.806%, VAR ICE LIBOR USD 3 Month + 0.650%, 02/14/2031 (A)	100	100
OHA Credit Funding 3, Ser 2021-3A, Cl XR
0.732%, VAR ICE LIBOR USD 3 Month + 0.600%, 07/02/2035 (A)	656	656
Onemain Financial Issuance Trust, Ser 2018-1A, Cl A
3.300%, 03/14/2029 (A)	186	187
OneMain Financial Issuance Trust, Ser 2019-1A, Cl A
3.480%, 02/14/2031 (A)	221	221
OZLM VII, Ser 2018-7RA, Cl A1R
1.132%, VAR ICE LIBOR USD 3 Month + 1.010%, 07/17/2029 (A)	874	874
OZLM XII, Ser 2018-12A, Cl A1R
1.182%, VAR ICE LIBOR USD 3 Month + 1.050%, 04/30/2027 (A)	122	122
Palmer Square Loan Funding, Ser 2021-3A, Cl A1
0.971%, VAR ICE LIBOR USD 3 Month + 0.800%, 07/20/2029 (A)	1,300	1,300

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Palmer Square Loan Funding, Ser 2021-4A, Cl A1
0.928%, VAR ICE LIBOR USD 3 Month + 0.800%, 10/15/2029 (A)	$1,600	$1,600
PFS Financing, Ser 2019-A, Cl A2
2.860%, 04/15/2024 (A)	400	404
PFS Financing, Ser 2020-B, Cl A
1.210%, 06/15/2024 (A)	1,750	1,757
PFS Financing, Ser 2020-F, Cl A
0.930%, 08/15/2024 (A)	2,015	2,021
Regional Management Issuance Trust, Ser 2019-1, Cl A
3.050%, 11/15/2028 (A)	159	160
SCF Equipment Leasing LLC, Ser 2021-1A, Cl A2
0.420%, 08/20/2026 (A)	1,465	1,462
Sequoia Infrastructure Funding I, Ser 2021-1A, Cl A
1.524%, VAR ICE LIBOR USD 3 Month + 1.400%, 04/15/2031 (A)	1,733	1,733
Shackleton CLO, Ser 2018-6RA, Cl A
1.142%, VAR ICE LIBOR USD 3 Month + 1.020%, 07/17/2028 (A)	519	519
Sierra Timeshare Conduit Receivables Funding LLC, Ser 2017-1A, Cl A
2.910%, 03/20/2034 (A)	1,426	1,429
SMB Private Education Loan Trust, Ser 2021-A, Cl A1
0.590%, VAR ICE LIBOR USD 1 Month + 0.500%, 01/15/2053 (A)	604	605
SoFi Consumer Loan Program Trust, Ser 2019-4, Cl A
2.450%, 08/25/2028 (A)	106	106
SoFi Consumer Loan Program Trust, Ser 2020-1, Cl A
2.020%, 01/25/2029 (A)	218	219
SoFi Consumer Loan Program Trust, Ser 2021-1, Cl A
0.490%, 09/25/2030 (A)	752	750
SoFi Professional Loan Program Trust, Ser 2020-A, Cl A1FX
2.060%, 05/15/2046 (A)	65	65
SOUND POINT CLO XVII, Ser 2021-3A, Cl A1R
1.112%, VAR ICE LIBOR USD 3 Month + 0.980%, 10/20/2030 (A)	750	750
Structured Asset Investment Loan Trust, Ser 2005-6, Cl M2
0.872%, VAR ICE LIBOR USD 1 Month + 0.780%, 07/25/2035	746	746
Symphony CLO XIV, Ser 2019-14A, Cl AR
1.077%, VAR ICE LIBOR USD 3 Month + 0.950%, 07/14/2026 (A)	390	390

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Symphony CLO XVIII, Ser 2021-18A, Cl X
0.879%, VAR ICE LIBOR USD 3 Month + 0.750%, 07/23/2033 (A)	$917	$916
Symphony Static CLO I, Ser 2021-1A, Cl A
0.959%, VAR ICE LIBOR USD 3 Month + 0.830%, 10/25/2029 (A)	1,110	1,110
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	23	23
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	105	105
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	525	530
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	655	661
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (A)(B)	469	478
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
0.692%, VAR ICE LIBOR USD 1 Month + 0.600%, 02/25/2057 (A)	336	335
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	134	136
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
1.092%, VAR ICE LIBOR USD 1 Month + 1.000%, 05/25/2058 (A)	383	384
Towd Point Mortgage Trust, Ser 2019-HY3, Cl A1A
1.092%, VAR ICE LIBOR USD 1 Month + 1.000%, 10/25/2059 (A)	373	374
Tryon Park CLO, Ser 2018-1A, Cl A1SR
1.014%, VAR ICE LIBOR USD 3 Month + 0.890%, 04/15/2029 (A)	1,514	1,514
Upstart Securitization Trust, Ser 2020-3, Cl A
1.702%, 11/20/2030 (A)	671	673
Upstart Securitization Trust, Ser 2021-2, Cl A
0.910%, 06/20/2031 (A)	1,046	1,045
Upstart Securitization Trust, Ser 2021-4, Cl A
0.840%, 09/20/2031 (A)	1,031	1,022
VERDE CLO, Ser 2021-1A, Cl XR
0.874%, VAR ICE LIBOR USD 3 Month + 0.750%, 04/15/2032 (A)	525	525

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Vibrant CLO VI, Ser 2021-6A, Cl AR
1.072%, VAR ICE LIBOR USD 3 Month + 0.950%, 06/20/2029 (A)	$1,250	$1,249
Voya CLO, Ser 2017-1A, Cl A1R
1.022%, VAR ICE LIBOR USD 3 Month + 0.900%, 01/18/2029 (A)	360	360
Voya CLO, Ser 2018-2A, Cl A1R
1.094%, VAR ICE LIBOR USD 3 Month + 0.970%, 04/25/2031 (A)	950	951
Voya CLO, Ser 2018-2A, Cl AR
1.094%, VAR ICE LIBOR USD 3 Month + 0.970%, 07/23/2027 (A)	1,162	1,162
Voya CLO, Ser 2020-1A, Cl AR
1.184%, VAR ICE LIBOR USD 3 Month + 1.060%, 04/15/2031 (A)	1,150	1,150
Voya CLO, Ser 2021-1A, Cl A1R
1.072%, VAR ICE LIBOR USD 3 Month + 0.950%, 04/17/2030 (A)	1,000	1,001
Voya CLO, Ser 2021-2A, Cl A1R
1.104%, VAR ICE LIBOR USD 3 Month + 0.980%, 06/07/2030 (A)	2,275	2,274
		89,597

Total Asset-Backed Securities
(Cost $186,792) ($ Thousands)		186,503

MORTGAGE-BACKED SECURITIES — 17.9%
Agency Mortgage-Backed Obligations — 1.8%
FHLMC
3.500%, 12/01/2034	568	603
FHLMC ARM
2.090%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.031%, 02/01/2030	10	10
FHLMC CMO, Ser 2012-4030, Cl AN
1.750%, 04/15/2027	469	476
FHLMC CMO, Ser 2013-4159, Cl LA
3.500%, 02/15/2040	102	102
FHLMC CMO, Ser 2013-4272, Cl YG
2.000%, 11/15/2026	430	436
FHLMC CMO, Ser 2014-4297, Cl CA
3.000%, 12/15/2030	110	110
FHLMC CMO, Ser 2014-4379, Cl CB
2.250%, 04/15/2033	156	159
FHLMC CMO, Ser 2014-4385, Cl Q
3.000%, 07/15/2039	–	–
FHLMC CMO, Ser 2014-4387, Cl DA
3.000%, 01/15/2032	260	265
FHLMC CMO, Ser 2018-4818, Cl BD
3.500%, 03/15/2045	794	810

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KPLB, Cl A
2.770%, 05/25/2025	$700	$736
FNMA
6.000%, 01/01/2027 to 04/01/2040	108	126
5.500%, 12/01/2023 to 12/01/2024	25	26
5.000%, 02/01/2023 to 03/01/2025	5	6
3.000%, 10/01/2030	366	387
FNMA ARM
2.340%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.215%, 01/01/2029	4	4
2.237%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.120%, 11/01/2025	–	1
2.168%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.117%, 11/01/2023	–	–
2.045%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.045%, 05/01/2028	–	–
2.010%, VAR ICE LIBOR USD 6 Month + 1.774%, 09/01/2024	3	3
1.993%, VAR ICE LIBOR USD 6 Month + 1.824%, 09/01/2024	8	8
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/2023	1	1
FNMA CMO, Ser 2001-33, Cl FA
0.542%, VAR ICE LIBOR USD 1 Month + 0.450%, 07/25/2031	4	4
FNMA CMO, Ser 2002-64, Cl FG
0.339%, VAR ICE LIBOR USD 1 Month + 0.250%, 10/18/2032	1	1
FNMA CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	268	272
FNMA CMO, Ser 2013-97, Cl KA
3.000%, 11/25/2031	59	60
FNMA CMO, Ser 2015-46, Cl BA
3.000%, 05/25/2041	80	80
FNMA CMO, Ser 2016-99, Cl H
3.000%, 08/25/2043	1,081	1,104
FNMA, Ser 2012-M4, Cl 1A2
2.976%, 04/25/2022(B)	13	13
FNMA, Ser 2012-M9, Cl A2
2.482%, 04/25/2022	64	65
FNMA, Ser 2017-M13, Cl FA
0.480%, VAR LIBOR USD 1 Month + 0.400%, 10/25/2024	98	98
FREMF Mortgage Trust, Ser 2013-K32, Cl B
3.645%, 10/25/2046(A)(B)	1,450	1,504
FREMF Mortgage Trust, Ser K28, Cl B
3.609%, 06/25/2046(A)(B)	315	324

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust, Ser K33, Cl B
3.612%, 08/25/2046(A)(B)	$2,210	$2,296
GNMA CMO, Ser 2010-151, Cl KA
3.000%, 09/16/2039	31	31
GNMA CMO, Ser 2011-158, Cl CA
3.000%, 10/20/2026	309	315
GNMA CMO, Ser 2013-190, Cl GA
2.500%, 11/20/2038	26	26
GNMA CMO, Ser 2015-119, Cl TG
1.800%, 05/20/2041	187	187
GNMA CMO, Ser 2015-56, Cl LB
1.500%, 04/16/2040	545	549
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/2022	173	173

		11,371
Non-Agency Mortgage-Backed Obligations — 16.1%
Angel Oak Mortgage Trust I LLC, Ser 2018-3, Cl A1
3.649%, 09/25/2048(A)(B)	64	64
Angel Oak Mortgage Trust I LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048(A)(B)	153	155
Angel Oak Mortgage Trust I LLC, Ser 2019-4, Cl A1
2.993%, 07/26/2049(A)(B)	168	169
Angel Oak Mortgage Trust I, Ser 2019-2, Cl A1
3.628%, 03/25/2049(A)(B)	207	208
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	70	70
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(B)	440	445
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(B)	630	633
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(B)	406	406
Angel Oak Mortgage Trust, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(B)	519	518
Angel Oak Mortgage Trust, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(B)	1,095	1,091
Angel Oak Mortgage Trust, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(B)	778	771
Angel Oak Mortgage Trust, Ser 2021-5, Cl A1
0.951%, 07/25/2066(A)(B)	1,278	1,264

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(B)	$251	$252
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.677%, 07/25/2035(B)	43	43
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.439%, 11/25/2035(B)	7	7
BBCMS Mortgage Trust, Ser 2020-C8, Cl A1
0.601%, 10/15/2053	824	814
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
3.009%, 06/25/2035(B)	26	26
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.316%, 08/25/2035(B)	52	52
BFLD Trust, Ser 2020-OBRK, Cl A
2.140%, VAR ICE LIBOR USD 1 Month + 2.050%, 11/15/2028(A)	840	841
BPR Trust, Ser 2021-TY, Cl A
1.140%, VAR ICE LIBOR USD 1 Month + 1.050%, 09/15/2038(A)	1,930	1,929
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(B)	361	361
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	439	439
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	564	562
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/26/2060(A)(B)	727	725
BSREP Commercial Mortgage Trust, Ser DC, Cl A
1.040%, VAR ICE LIBOR USD 1 Month + 0.950%, 08/15/2038(A)	1,840	1,837
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(B)	266	268
BWay Mortgage Trust, Ser 2013-1515, Cl A1
2.809%, 03/10/2033(A)	333	342
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
1.010%, VAR ICE LIBOR USD 1 Month + 0.920%, 10/15/2036(A)	2,554	2,554
BX Commercial Mortgage Trust, Ser 2019-XL, Cl B
1.170%, VAR ICE LIBOR USD 1 Month + 1.080%, 10/15/2036(A)	977	975

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
0.742%, VAR ICE LIBOR USD 1 Month + 0.652%, 05/15/2038(A)	$1,025	$1,022
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
0.790%, VAR ICE LIBOR USD 1 Month + 0.700%, 09/15/2036(A)	540	537
BX Commerical Mortgage Trust, Ser 2021-MFM1, Cl B
1.040%, VAR ICE LIBOR USD 1 Month + 0.950%, 01/15/2034(A)	1,370	1,359
BX Trust, Ser 2021-LGCY, Cl A
0.596%, VAR ICE LIBOR USD 1 Month + 0.506%, 10/15/2023(A)	1,200	1,189
BX Trust, Ser 2021-MFM1, Cl A
0.790%, VAR ICE LIBOR USD 1 Month + 0.700%, 01/15/2034(A)	1,265	1,260
CHC Commercial Mortgage Trust, Ser 2019-CHC, Cl A
1.210%, VAR ICE LIBOR USD 1 Month + 1.120%, 06/15/2034(A)	1,271	1,268
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
0.632%, VAR ICE LIBOR USD 1 Month + 0.540%, 02/25/2035	12	11
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057(A)(B)	223	226
Citigroup Commercial Mortgage Trust, Ser SMRT, Cl A
4.149%, 01/10/2036(A)	625	660
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.660%, 09/25/2034(B)	9	9
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.802%, 03/25/2036(B)	62	54
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
2.767%, 02/25/2058(A)(B)	279	285
Citigroup Mortgage Loan Trust, Ser 2019-IMC1, Cl A1
2.720%, 07/25/2049(A)(B)	72	72
Cold Storage Trust, Ser 2020-ICE5, Cl A
0.990%, VAR ICE LIBOR USD 1 Month + 0.900%, 11/15/2037(A)	1,617	1,615
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	642	640
COLT Mortgage Loan Trust, Ser 2020-1, Cl A1
2.488%, 02/25/2050(A)(B)	139	139

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2020-1R, Cl A1
1.255%, 09/25/2065(A)(B)	$409	$410
COLT Mortgage Loan Trust, Ser 2020-2, Cl A1
1.853%, 03/25/2065(A)(B)	392	393
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	324	324
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(A)(B)	192	192
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	604	598
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	686	680
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(A)	403	402
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	1,144	1,138
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	1,131	1,122
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(B)	818	814
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	27	28
COMM Mortgage Trust, Ser 2021-LBA, Cl B
1.040%, VAR ICE LIBOR USD 1 Month + 0.950%, 03/15/2038(A)	2,470	2,445
COMM Mortgage Trust, Ser CR22, Cl A2
2.856%, 03/10/2048	260	260
COMM Mortgage Trust, Ser CR23, Cl A2
2.852%, 05/10/2048	408	413
Core Mortgage Trust, Ser 2019-CORE, Cl A
0.970%, VAR ICE LIBOR USD 1 Month + 0.880%, 12/15/2031(A)	343	342
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl B
1.320%, VAR LIBOR USD 1 Month + 1.230%, 05/15/2036(A)	2,180	2,175
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
1.070%, VAR ICE LIBOR USD 1 Month + 0.980%, 05/15/2036(A)	745	745
Credit Suisse Mortgage Capital Certificates, Ser 2021-NQM4, Cl A1
1.101%, 05/25/2066(A)(B)	1,222	1,212

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049(A)	$1,153	$1,166
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	648	641
CSMC, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(B)	835	832
CSMC, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(B)	1,142	1,133
DBCG Mortgage Trust, Ser 2017-BBG, Cl A
0.790%, VAR ICE LIBOR USD 1 Month + 0.700%, 06/15/2034(A)	650	648
Deephaven Residential Mortgage Trust, Ser 2019-4A, Cl A1
2.791%, 10/25/2059(A)(B)	322	322
Deephaven Residential Mortgage Trust, Ser 2020-2, Cl A1
1.692%, 05/25/2065(A)	230	230
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	335	333
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	283	282
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(B)	129	129
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(B)	201	200
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	417	413
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
0.801%, VAR ICE LIBOR USD 1 Month + 0.701%, 11/15/2038(A)	1,060	1,055
Extended Stay America Trust, Ser ESH, Cl B
1.470%, VAR ICE LIBOR USD 1 Month + 1.380%, 07/15/2038(A)	497	497
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3
4.792%, VAR ICE LIBOR USD 1 Month + 4.700%, 04/25/2028	1,217	1,255
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ2, Cl M3
3.342%, VAR ICE LIBOR USD 1 Month + 3.250%, 05/25/2025	390	395
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
5.992%, VAR ICE LIBOR USD 1 Month + 5.900%, 10/25/2028	689	722

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2017-C05, Cl 1M2A
2.292%, VAR ICE LIBOR USD 1 Month + 2.200%, 01/25/2030	$449	$450
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1EA2
0.942%, VAR ICE LIBOR USD 1 Month + 0.850%, 10/25/2030	147	147
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065(A)	206	207
GCAT Trust, Ser 2021-CM1, Cl A
1.469%, 04/25/2065(A)(B)	1,077	1,073
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(B)	731	726
GCAT Trust, Ser 2021-NQM3, Cl A1
1.091%, 05/25/2066(A)(B)	728	723
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(B)	1,771	1,753
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.091%, 11/19/2035(B)	94	92
GS Mortgage Securities Trust, Ser 2016-GS4, Cl A2
2.905%, 11/10/2049	6	6
GS Mortgage Securities Trust, Ser 2021-RENT, Cl A
0.791%, VAR ICE LIBOR USD 1 Month + 0.700%, 11/21/2035(A)	1,050	1,045
GS Mortgage-Backed Securities Trust, Ser 2019-SL1, Cl A1
2.625%, 01/25/2059(A)(B)	368	372
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
2.633%, 07/25/2035(B)	125	87
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
2.804%, 05/25/2037(B)	90	66
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.852%, VAR ICE LIBOR USD 1 Month + 0.760%, 01/25/2035	24	23
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.612%, VAR ICE LIBOR USD 1 Month + 0.520%, 04/25/2035	28	28
Impac CMB Trust, Ser 2005-3, Cl A1
0.572%, VAR ICE LIBOR USD 1 Month + 0.480%, 08/25/2035	29	29
Impac CMB Trust, Ser 2005-5, Cl A1
0.732%, VAR ICE LIBOR USD 1 Month + 0.320%, 08/25/2035	21	20
Impac CMB Trust, Ser 2005-8, Cl 1A
0.612%, VAR ICE LIBOR USD 1 Month + 0.520%, 02/25/2036	66	64

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	$1,015	$1,003
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	570	566
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	506	504
JPMorgan Chase Commercial Mortgage Securities, Ser 2021-MHC, Cl A
0.890%, VAR ICE LIBOR USD 1 Month + 0.800%, 04/15/2038(A)	1,167	1,167
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
3.005%, 08/25/2035(B)	27	25
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
3.052%, 05/25/2037(B)	55	52
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
0.842%, VAR ICE LIBOR USD 1 Month + 0.750%, 04/25/2046(A)	255	254
JPMorgan Wealth Management, Ser 2021-CL1, Cl M1
1.350%, VAR SOFR30A + 1.300%, 03/25/2051(A)	1,123	1,124
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
0.889%, VAR LIBOR USD 1 Month + 0.800%, 05/15/2036(A)	290	290
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(A)	2,421	2,453
LSTAR Securities Investment, Ser 2019-4, Cl A1
2.599%, VAR ICE LIBOR USD 1 Month + 2.500%, 05/01/2024(A)	416	411
Mello Warehouse Securitization Trust, Ser 2021-2, Cl A
0.842%, VAR ICE LIBOR USD 1 Month + 0.750%, 04/25/2055(A)	2,045	2,037
Merit, Ser 2020-HILL, Cl A
1.240%, VAR ICE LIBOR USD 1 Month + 1.150%, 08/15/2037(A)	1,985	1,982
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
2.922%, 06/25/2037(B)	63	51
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065(A)(B)	187	187
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(B)	262	261
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	563	558

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MFRA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(B)	$618	$615
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B
1.191%, VAR ICE LIBOR USD 1 Month + 1.101%, 04/15/2038(A)	4,075	4,065
MHP, Ser 2021-STOR, Cl A
0.790%, VAR ICE LIBOR USD 1 Month + 0.700%, 07/15/2038(A)	325	324
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062(A)(B)	138	141
Mill City Mortgage Loan Trust, Ser 2018-2, Cl A1
3.500%, 05/25/2058(A)(B)	383	389
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	472	469
Mortgage Repurchase Agreement Financing Trust, Ser 2021-1, Cl A1
0.591%, VAR ICE LIBOR USD 1 Month + 0.500%, 03/10/2022(A)	2,275	2,276
MortgageIT Trust, Ser 2005-5, Cl A1
0.612%, VAR ICE LIBOR USD 1 Month + 0.520%, 12/25/2035	62	63
MTRO Commercial Mortgage Trust, Ser 2019-TECH, Cl A
0.989%, VAR LIBOR USD 1 Month + 0.900%, 12/15/2033(A)	775	773
New Residential Mortgage LLC, Ser 2018-FNT1, Cl A
3.610%, 05/25/2023(A)	265	265
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	205	217
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	489	516
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
4.000%, 09/25/2057(A)(B)	218	227
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	112	112
New Residential Mortgage Loan Trust, Ser 2020-NQM1, Cl A1
2.464%, 01/26/2060(A)(B)	505	507
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	250	251
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(B)	285	284

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	$1,060	$1,058
OBX Trust, Ser 2018-1, Cl A2
0.742%, VAR ICE LIBOR USD 1 Month + 0.650%, 06/25/2057(A)	39	39
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(B)	901	897
Paragon Mortgages, Ser 2006-12A, Cl A2C
0.376%, VAR ICE LIBOR USD 3 Month + 0.220%, 11/15/2038(A)	88	86
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(A)(B)	329	325
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
4.264%, 07/27/2037(B)	69	59
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(B)	141	141
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.631%, VAR ICE LIBOR USD 1 Month + 0.540%, 01/20/2035	11	11
Sequoia Mortgage Trust, Ser 2017-CH2, Cl A10
4.000%, 12/25/2047(A)(B)	–	–
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(B)	64	64
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A11
4.000%, 08/25/2048(A)(B)	–	–
SG Residential Mortgage Trust, Ser 2021-1, Cl A1
1.160%, 07/25/2061(A)(B)	1,302	1,291
SREIT Trust, Ser 2021-MFP, Cl B
1.180%, VAR ICE LIBOR USD 1 Month + 1.080%, 11/15/2038(A)	900	895
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(B)	602	600
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(B)	200	201
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	138	138
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(B)	324	322
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(B)	895	887
Toorak Mortgage, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	592	588

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(A)(B)	$1,320	$1,334
TTAN, Ser 2021-MHC, Cl A
0.940%, VAR ICE LIBOR USD 1 Month + 0.850%, 03/15/2038(A)	1,084	1,082
TTAN, Ser 2021-MHC, Cl B
1.190%, VAR ICE LIBOR USD 1 Month + 1.100%, 03/15/2038(A)	700	698
UBS Commercial Mortgage Trust, Ser 2017-C3, Cl ASB
3.215%, 08/15/2050	1,000	1,053
UBS Commercial Mortgage Trust, Ser 2017-C6, Cl ASB
3.504%, 12/15/2050	1,000	1,062
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059(A)	157	159
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059(A)(B)	203	205
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060(A)	78	78
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065(A)	294	295
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	606	600
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	464	460
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	597	593
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(B)	883	881
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	879	875
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	661	658
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.952%, 03/25/2036(B)	91	92
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl AS
3.539%, 10/15/2045	620	630
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS2, Cl A2
3.020%, 07/15/2058	611	621
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl ASB
3.324%, 01/15/2059	503	523

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2017-RC1, Cl A2
3.118%, 01/15/2060	$123	$123

		103,067
Total Mortgage-Backed Securities
(Cost $114,817) ($ Thousands)		114,438

U.S. TREASURY OBLIGATIONS — 9.0%
U.S. Treasury Bills
0.110%, 12/30/2021 (C)	1,025	1,025
0.241%, 12/01/2022 (C)	6,000	5,985
U.S. Treasury Notes
1.750%, 09/30/2022	11,500	11,647
0.500%, 03/15/2023	23,745	23,794
0.250%, 06/15/2024	6,375	6,298
0.125%, 01/31/2023	9,250	9,229

Total U.S. Treasury Obligations
(Cost $58,038) ($ Thousands)		57,978

COMMERCIAL PAPER (C) — 4.4%
Arabella Finance LLC
0.320%, 01/07/2022 (A)	4,200	4,198
Barton Capital Corp
1.000%, 12/15/2021	4,500	4,500
HSBC USA Inc
0.402%, 02/04/2022	4,900	4,898
National Rural Utilities
1.000%, 12/14/2021	4,500	4,500
Nationalwest Markets PLC
0.351%, 02/22/2022	4,800	4,798
Peoples Gas Light and Coke
1.000%, 12/01/2021	4,500	4,500
Wisconsin Gas LLC
0.120%, 12/07/2021	800	800
Total Commercial Paper
(Cost $28,191) ($ Thousands)		28,194

MUNICIPAL BONDS — 2.2%
California — 1.0%
California State, Community College Districts, GO
0.250%, 12/30/2021	1,585	1,585
California State, GO
0.874%, 04/01/2047 (D)	1,150	1,150
Golden State Tobacco Securitization, RB
0.672%, 06/01/2023	1,945	1,944

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Riverside County, Infrastructure Financing Authority, Ser B, RB
0.398%, 11/01/2022	$1,460	$1,460
University of California, Ser BF, RB
0.455%, 05/15/2022	230	230

		6,369

Illinois — 0.1%
Chicago, Transit Authority, Ser B, RB
1.838%, 12/01/2023	145	147
Illinois State, Sales Tax Revenue, Ser B, RB
1.900%, 06/15/2022	890	896

		1,043

New York — 0.4%
New York State, Urban Development, RB
2.550%, 03/15/2022	1,625	1,636
New York, Transportation Development, RB
1.360%, 12/01/2021	535	535

		2,171

Oklahoma — 0.2%
Oklahoma State, Turnpike Authority, RB
0.491%, 01/01/2022	1,575	1,575

South Carolina — 0.4%
South Carolina State, Public Service Authority, Ser E, RB
3.722%, 12/01/2023	2,470	2,610

Texas — 0.1%
Central Texas, Turnpike System, Ser B, RB
1.980%, 08/15/2042 (D)	375	379
Houston, Texas Airport System Revenue, Ser C, RB
0.883%, 07/01/2022	180	181

		560

Total Municipal Bonds
(Cost $14,336) ($ Thousands)		14,328

U.S. GOVERNMENT AGENCY OBLIGATION — 0.6%
FFCB
0.530%, 01/18/2022	3,650	3,652

Total U.S. Government Agency Obligation
(Cost $3,650) ($ Thousands)		3,652

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	2,306,779	$2,307

Total Cash Equivalent
(Cost $2,307) ($ Thousands)		2,307

	Face Amount (Thousands)
REPURCHASE AGREEMENT — 2.4%
BNP Paribas
0.050%, dated 11/30/2021, to be repurchased on 12/01/2021, repurchase price $15,400,021 (collateralized by various U.S. Government Agency, 0.000% - 4.500%, 12/23/2021 - 08/01/2051, ranging in par value from $200 - $15,658,864; with total market value of $15,708,000) (E)	$15,400	15,400
Total Repurchase Agreement
(Cost $15,400) ($ Thousands)		15,400

Total Investments in Securities — 101.5%
(Cost $650,691) ($ Thousands)		$649,846

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

A list of the open futures contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 2-Year Treasury Note	59	Apr-2022	$12,879	$12,905	$27

Short Contracts
U.S. 5-Year Treasury Note	(1)	Apr-2022	$(121)	$(121)	$(1)
U.S. 10-Year Treasury Note	(39)	Mar-2022	(5,029)	(5,102)	(73)
U.S. Long Treasury Bond	(1)	Mar-2022	(158)	(162)	(4)
			(5,308)	(5,385)	(78)
			$7,571	$7,520	$(51)

Percentages are based on Net Assets of $640,238 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2021.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2021, the value of these securities amounted to $326,023 ($ Thousands), representing 50.9% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(E)	Tri-Party Repurchase Agreement.

ABS — Asset-Backed Security
ARM — Adjustable Rate Mortgage
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
FFCB — Federal Farm Credit Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multi-Family
GMAC — General Motors Acceptance Corporation
GNMA — Government National Mortgage Association
GO — General Obligation
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
MTN — Medium Term Note
PLC — Public Limited Company
RB — Revenue Bond
Ser — Series
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Secured Overnight Financing Rate Index
USD — U.S. Dollar
VAR — Variable Rate

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Ultra Short Duration Bond Fund (Concluded)

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	227,046	–	227,046
Asset-Backed Securities	–	186,503	–	186,503
Mortgage-Backed Securities	–	114,438	–	114,438
U.S. Treasury Obligations	–	57,978	–	57,978
Commercial Paper	–	28,194	–	28,194
Municipal Bonds	–	14,328	–	14,328
U.S. Government Agency Obligation	–	3,652	–	3,652
Cash Equivalent	2,307	–	–	2,307
Repurchase Agreement	–	15,400	–	15,400
Total Investments in Securities	2,307	647,539	–	649,846

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	27	–	–	27
Unrealized Depreciation	(78)	–	–	(78)
Total Other Financial Instruments	(51)	–	–	(51)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$3,695	$136,930	$(138,318)	$—	$—	$2,307	2,306,779	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Emerging Markets Debt Fund

†	Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 12).

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 93.4%
Angola — 0.8%
Angola Via Avenir II BV MTN
7.661%, VAR ICE LIBOR USD 6 Month + 7.500%, 07/01/2023		$3,595	$3,416
Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		3,159	2,779
Angolan Government International Bond
9.375%, 05/08/2048		4,725	4,290
9.375%, 05/08/2048 (A)		590	536
8.250%, 05/09/2028		2,096	1,966
Angolan Government International Bond MTN
9.125%, 11/26/2049 (A)		1,550	1,378
9.125%, 11/26/2049		572	508
8.000%, 11/26/2029		3,997	3,679
			18,552

Argentina — 1.0%
Argentine Republic Government International Bond
2.500%, 07/09/2041		8,230	2,537
2.000%, 3.875%, 01/09/2038, 01/09/2038 (B)		5,633	1,867
1.125%, 07/09/2035		2,228	627
1.000%, 07/09/2029		12,543	4,149
0.500%, 07/09/2029	EUR	13	5
0.500%, 07/09/2030		$35,113	10,888
0.125%, 07/09/2030	EUR	407	140
Provincia de Buenos Aires MTN
2.000%, 09/01/2037		977	302
Provincia de Cordoba
5.000%, 12/10/2025 (A)		$721	543
Rio Energy
6.875%, 02/01/2025 (A)		372	296
YPF
4.000%, 02/12/2026		558	453
			21,807

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Armenia — 0.1%
Armenia Government International Bond
3.600%, 02/02/2031	$1,447	$1,324
3.600%, 02/02/2031 (A)	256	234
		1,558

Azerbaijan — 0.8%
Azerbaijan Government International Bond
5.125%, 09/01/2029	2,772	3,016
Southern Gas Corridor CJSC
6.875%, 03/24/2026 (A)	2,102	2,420
6.875%, 03/24/2026	5,977	6,880
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030	3,691	4,402
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023	1,100	1,135
4.750%, 03/13/2023	229	236
		18,089

Bahamas — 0.0%
Bahamas Government International Bond
6.000%, 11/21/2028	299	264

Bahrain — 0.9%
Bahrain Government International Bond
7.000%, 01/26/2026 (A)	2,354	2,583
7.000%, 10/12/2028 (A)	756	810
6.750%, 09/20/2029 (A)	672	712
6.125%, 08/01/2023	849	891
6.000%, 09/19/2044	402	356
5.625%, 09/30/2031 (A)	1,664	1,607
5.625%, 09/30/2031	209	202
5.450%, 09/16/2032 (A)	981	929
5.450%, 09/16/2032	5,615	5,315
Bahrain Government International Bond MTN
6.250%, 01/25/2051	462	413
5.250%, 01/25/2033 (A)	1,929	1,789
4.250%, 01/25/2028	1,254	1,212
CBB International Sukuk Programme WLL
3.875%, 05/18/2029 (A)	1,625	1,562
Oil and Gas Holding BSCC (A)
8.375%, 11/07/2028	810	919
7.625%, 11/07/2024	858	924
		20,224

Belarus — 0.2%
Belarus Government International Bond
6.200%, 02/28/2030	215	177
6.200%, 02/28/2030 (A)	134	110
5.875%, 02/24/2026	2,070	1,853
Belarus Ministry of Finance
6.378%, 02/24/2031 (A)	1,061	863
6.378%, 02/24/2031	767	624

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Development Bank of the Republic of Belarus JSC
6.750%, 05/02/2024		$1,681	$1,504
			5,131

Belize — 0.0%
Belize Government International Bond
5.000%, 02/20/2038		1,613	831

Benin — 0.0%
Benin Government International Bond
6.875%, 01/19/2052	EUR	115	127
4.950%, 01/22/2035		581	615
4.875%, 01/19/2032		156	169
			911

Bermuda — 0.2%
Bermuda Government International Bond
4.750%, 02/15/2029		$2,514	2,887
3.717%, 01/25/2027		1,093	1,167
2.375%, 08/20/2030		306	301
			4,355

Brazil — 5.9%
Brazil Letras do Tesouro Nacional (C)
11.156%, 01/01/2025	BRL	100,000	12,634
7.296%, 07/01/2023		23,000	3,406
7.125%, 01/01/2024		79,000	11,108
6.862%, 01/01/2022		28,000	4,918
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		$1,037	1,063
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		1,343	1,397
5.333%, 02/15/2028		1,329	1,382
Brazil Notas do Tesouro Nacional, Ser B
6.000%, 05/15/2045	BRL	1,442	1,045
6.000%, 08/15/2050		180	131
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2023		113,819	19,799
10.000%, 01/01/2025		86,852	14,823
10.000%, 01/01/2027		83,816	14,077
10.000%, 01/01/2029		57,445	9,524
10.000%, 01/01/2031		29,625	4,854
Brazilian Government International Bond
5.625%, 01/07/2041		$203	200
5.625%, 02/21/2047		928	900
5.000%, 01/27/2045		3,758	3,387
4.750%, 01/14/2050		1,200	1,029
4.500%, 05/30/2029		810	808
3.875%, 06/12/2030		2,815	2,647
3.750%, 09/12/2031		10,884	9,972
2.875%, 06/06/2025		2,330	2,329
Centrais Eletricas Brasileiras
4.625%, 02/04/2030 (A)		232	224

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
CSN Inova Ventures
6.750%, 01/28/2028 (A)		$800	$807
6.750%, 01/28/2028		430	434
CSN Resources
4.625%, 06/10/2031 (A)		804	727
Gol Finance
7.000%, 01/31/2025 (A)(D)		1,322	1,140
Iochpe-Maxion Austria GmbH
5.000%, 05/07/2028 (A)		433	403
MC Brazil Downstream Trading SARL
7.250%, 06/30/2031 (A)		1,343	1,291
Minerva Luxembourg
4.375%, 03/18/2031 (A)		462	435
MV24 Capital BV
6.748%, 06/01/2034 (A)		187	191
Petrobras Global Finance BV
5.500%, 06/10/2051		698	619
StoneCo
3.950%, 06/16/2028		1,960	1,637
Suzano Austria GmbH (A)
7.000%, 03/16/2047		572	701
6.000%, 01/15/2029		406	459
5.000%, 01/15/2030		687	728
Votorantim Cimentos International
7.250%, 04/05/2041		225	289
			131,518

Cameroon — 0.0%
Cameroon International Bond
5.950%, 07/07/2032	EUR	823	856

Cayman Islands — 0.2%
Bioceanico Sovereign Certificate Ltd
2.501%, 06/05/2034 (C)		$2,561	1,901
Neon Capital MTN
2.216%, 01/06/2028 (E)	JPY	371,867	2,634
			4,535

Chile — 1.6%
ALFA Desarrollo SPA
4.550%, 09/27/2051 (A)		$354	337
ATP Tower Holdings LLC
4.050%, 04/27/2026 (A)	CLP	381	376
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		$1,691	1,809
Bonos de la Tesoreria de la Republica
2.000%, 03/01/2035	CLP	1,675,558	1,922
1.900%, 09/01/2030		3,606,117	4,246
1.500%, 03/01/2026		977,615	1,158
Bonos de la Tesoreria de la Republica en pesos
4.500%, 03/01/2026		935,000	1,092
2.800%, 10/01/2033 (A)		625,000	563

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Cencosud
4.375%, 07/17/2027 (A)		$2,283	$2,417
Chile Government International Bond
3.625%, 10/30/2042		1,368	1,454
3.250%, 09/21/2071		2,386	2,227
3.100%, 05/07/2041		405	398
3.100%, 01/22/2061		730	681
2.550%, 01/27/2032		1,387	1,379
2.550%, 07/27/2033		11,597	11,387
2.450%, 01/31/2031		378	375
Empresa de Transporte de Pasajeros Metro
3.650%, 05/07/2030 (A)		217	230
Empresa Nacional del Petroleo
3.450%, 09/16/2031 (A)		504	472
Nacional del Cobre de Chile
3.750%, 01/15/2031 (A)		234	248
3.700%, 01/30/2050 (A)		669	678
3.150%, 01/14/2030		1,000	1,018
3.000%, 09/30/2029		1,050	1,059
3.000%, 09/30/2029 (A)		390	393
Telefonica Moviles Chile
3.537%, 11/18/2031 (A)		1,000	986
			36,905

China — 5.7%
Alibaba Group Holding Ltd
3.250%, 02/09/2061		208	200
Blossom Joy
3.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.799% (F)		243	247
China Government Bond
3.810%, 09/14/2050	CNY	8,700	1,456
3.720%, 04/12/2051		16,400	2,718
3.530%, 10/18/2051		17,980	2,905
3.280%, 12/03/2027		69,330	11,160
3.270%, 11/19/2030		116,770	18,885
3.020%, 10/22/2025		65,100	10,348
3.010%, 05/13/2028		13,870	2,198
2.880%, 11/05/2023		37,000	5,850
2.850%, 06/04/2027		63,890	10,048
2.690%, 08/12/2026		6,000	943
2.680%, 05/21/2030		73,820	11,364
1.990%, 04/09/2025		85,700	13,152
China Government International Bond
3.250%, 10/19/2023		$2,175	2,283
1.250%, 10/26/2026 (A)		2,160	2,166
0.550%, 10/21/2025		1,700	1,659
0.400%, 10/21/2023		3,830	3,808
China Minmetals Corp
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.717% (F)		3,389	3,440

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Chinalco Capital Holdings Ltd
4.250%, 04/21/2022	$900	$907
4.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.788% (F)	307	314
2.125%, 06/03/2026	632	622
CNAC HK Finbridge
4.125%, 07/19/2027	575	623
3.875%, 06/19/2029	1,107	1,186
3.000%, 09/22/2030	1,021	1,025
CNAC HK Finbridge Co Ltd
5.125%, 03/14/2028	361	412
CNRC Capitale
3.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.075% (F)	200	201
Country Garden Holdings
4.800%, 08/06/2030	1,082	982
Dianjian Haiyu Ltd
4.300% (F)	205	211
Dianjian International Finance Ltd
4.600% (E)(F)	448	459
ENN Clean Energy International Investment
3.375%, 05/12/2026 (A)	308	306
Huarong Finance II MTN
5.500%, 01/16/2025	930	961
Leader Goal International MTN
4.250% (E)(F)	263	268
Meituan
3.050%, 10/28/2030	238	222
Minmetals Bounteous Finance BVI
3.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.209% (F)	1,080	1,104
Powerchina Roadbridge Group British Virgin Islands
3.080%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.256% (F)	423	422
Shimao Group Holdings
5.600%, 07/15/2026	3,122	2,201
5.200%, 01/30/2025	2,111	1,520
4.750%, 07/03/2022	452	368
Sinopec Group Overseas Development 2018
2.700%, 05/13/2030	802	822
2.300%, 01/08/2031	5,026	4,956
Sunac China Holdings
7.000%, 07/09/2025	232	157
6.500%, 01/26/2026	207	140
Tencent Holdings MTN
3.240%, 06/03/2050 (A)	620	603
Wanda Properties International
7.250%, 01/29/2024	1,217	1,109

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Wanda Properties Overseas
6.950%, 12/05/2022		$200	$191
6.875%, 07/23/2023		244	222
			127,344

Colombia — 5.4%
AI Candelaria Spain SLU
7.500%, 12/15/2028 (A)		1,453	1,531
Colombia Government International Bond
9.850%, 06/28/2027	COP	7,914,000	2,235
9.850%, 06/28/2027		994,000	281
8.125%, 05/21/2024		$288	327
7.375%, 09/18/2037		1,116	1,304
6.125%, 01/18/2041		3,264	3,389
5.625%, 02/26/2044		1,555	1,529
5.200%, 05/15/2049		4,086	3,804
5.000%, 06/15/2045		6,488	5,945
4.500%, 03/15/2029		5,828	5,950
4.375%, 03/21/2023	COP	4,586,000	1,138
4.125%, 02/22/2042		$7,583	6,431
3.875%, 02/15/2061		3,318	2,515
3.250%, 04/22/2032		2,793	2,493
3.125%, 04/15/2031		2,194	1,963
3.000%, 01/30/2030		1,625	1,480
Colombian TES
10.000%, 07/24/2024	COP	14,166,100	3,823
7.750%, 09/18/2030		19,140,200	4,621
7.500%, 08/26/2026		47,868,100	11,918
7.250%, 10/18/2034		34,822,900	7,837
7.250%, 10/26/2050		6,253,600	1,298
7.000%, 03/26/2031		36,114,800	8,213
7.000%, 06/30/2032		11,329,600	2,545
6.250%, 11/26/2025		29,255,200	7,058
6.250%, 07/09/2036		15,361,500	3,085
6.000%, 04/28/2028		47,492,100	10,674
5.750%, 11/03/2027		42,826,500	9,630
3.000%, 03/25/2033		2,234,800	1,512
2.250%, 04/18/2029		274,400	184
Ecopetrol
6.875%, 04/29/2030		$686	762
5.875%, 11/02/2051		504	459
Empresas Publicas de Medellin ESP (A)
8.375%, 11/08/2027	COP	4,600,000	1,069
7.625%, 09/10/2024		2,224,000	543
7.625%, 09/10/2024		1,827,000	446
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)		1,408,000	354
7.875%, 08/12/2024		1,095,000	275
Geopark Ltd
5.500%, 01/17/2027 (A)		$1,438	1,363
Gran Tierra Energy
7.750%, 05/23/2027 (A)		390	346

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Grupo Aval
4.375%, 02/04/2030 (A)		$1,083	$1,033
SierraCol Energy Andina LLC
6.000%, 06/15/2028 (A)		1,003	920
			122,283

Costa Rica — 0.4%
Costa Rica Government International Bond
7.158%, 03/12/2045		2,261	2,155
7.158%, 03/12/2045		600	572
7.000%, 04/04/2044		2,511	2,371
7.000%, 04/04/2044 (A)		1,062	1,003
7.000%, 04/04/2044		780	736
6.125%, 02/19/2031		2,601	2,589
Instituto Costarricense de Electricidad
6.375%, 05/15/2043		290	244
			9,670

Croatia — 0.1%
Croatia Government International Bond
1.500%, 06/17/2031	EUR	700	791
1.125%, 03/04/2033		1,336	1,436
			2,227

Czech Republic — 1.5%
Czech Republic Government Bond
4.200%, 12/04/2036	CZK	12,390	657
2.750%, 07/23/2029		78,020	3,477
2.500%, 08/25/2028		104,490	4,593
2.400%, 09/17/2025		167,370	7,317
2.000%, 10/13/2033		71,520	2,982
1.250%, 02/14/2025		137,070	5,791
1.200%, 03/13/2031		38,160	1,501
1.000%, 06/26/2026		53,520	2,197
0.950%, 05/15/2030		47,180	1,835
0.250%, 02/10/2027		15,200	594
0.050%, 11/29/2029		47,130	1,710
			32,654

Dominican Republic — 1.2%
Dominican Republic Government Bond
7.450%, 04/30/2044 (A)		$587	678
Dominican Republic International Bond
7.450%, 04/30/2044		506	584
6.850%, 01/27/2045		2,518	2,707
6.500%, 02/15/2048		5,899	6,076
6.400%, 06/05/2049		1,551	1,582
5.950%, 01/25/2027		916	1,009
5.875%, 01/30/2060		2,708	2,518
5.875%, 01/30/2060 (A)		509	473
5.300%, 01/21/2041		3,866	3,706
4.875%, 09/23/2032		1,707	1,699
4.500%, 01/30/2030		5,119	5,094
			26,126

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Ecuador — 0.9%
Ecuador Government International Bond
9.007%, 07/31/2030 (C)		$266	$146
6.889%, 07/31/2030 (A)(C)		2,261	1,243
5.000%, 07/31/2030 (A)		4,148	3,428
1.000%, 2.500%, 07/31/2035, 07/31/2035 (B)		8,702	5,613
1.000%, 07/31/2035 (A)		8,094	5,221
0.500%, 07/31/2040 (A)		4,610	2,628
0.500%, 1.500%, 07/31/2040, 07/31/2040 (B)		2,179	1,242
			19,521

Egypt — 3.1%
Egypt Government Bond
16.300%, 04/09/2024	EGP	21,507	1,411
16.100%, 05/07/2029		21,345	1,442
15.900%, 07/02/2024		29,572	1,927
14.664%, 10/06/2030		7,247	459
14.556%, 10/13/2027		17,572	1,118
14.483%, 04/06/2026		151,884	9,647
14.406%, 07/07/2027		24,826	1,572
14.382%, 01/12/2031		14,496	905
14.292%, 01/05/2028		28,937	1,819
14.196%, 07/07/2023		30,301	1,915
14.060%, 01/12/2026		67,382	4,218
Egypt Government International Bond
8.875%, 05/29/2050 (A)		$8,702	7,484
8.875%, 05/29/2050		300	258
8.700%, 03/01/2049 (A)		921	783
8.700%, 03/01/2049		820	697
7.903%, 02/21/2048		3,117	2,502
7.903%, 02/21/2048 (A)		96	77
7.625%, 05/29/2032 (A)		4,931	4,430
7.625%, 05/29/2032		6,511	5,850
6.588%, 02/21/2028 (A)		936	876
5.250%, 10/06/2025 (A)		788	767
Egypt Government International Bond MTN
8.500%, 01/31/2047		5,575	4,726
8.150%, 11/20/2059		378	305
7.600%, 03/01/2029		1,133	1,079
7.500%, 02/16/2061		844	651
7.300%, 09/30/2033 (A)		2,758	2,420
7.300%, 09/30/2033		966	848
6.375%, 04/11/2031 (A)	EUR	1,464	1,462
6.375%, 04/11/2031		1,260	1,258
5.625%, 04/16/2030		1,081	1,064
4.750%, 04/11/2025		633	690
4.750%, 04/11/2025 (A)		325	354
4.750%, 04/16/2026		900	953

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Egypt Treasury Bills
13.412%, 01/11/2022 (C)	EGP	40,850	$2,566
			68,533

El Salvador — 0.4%
El Salvador Government International Bond
9.500%, 07/15/2052		$5,844	3,945
8.625%, 02/28/2029		315	209
8.250%, 04/10/2032 (A)		291	193
7.750%, 01/24/2023		2,360	1,852
7.650%, 06/15/2035 (A)		196	122
7.625%, 02/01/2041		1,285	781
7.625%, 02/01/2041 (A)		755	459
7.125%, 01/20/2050		328	195
6.375%, 01/18/2027 (A)		138	89
5.875%, 01/30/2025		2,295	1,538
5.875%, 01/30/2025 (A)		138	92
			9,475

Ethiopia — 0.0%
Ethiopia International Bond
6.625%, 12/11/2024		431	284
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024 (A)		432	285
			569

Gabon — 0.1%
Gabon Government International Bond
7.000%, 11/24/2031 (A)		2,842	2,687

Georgia — 0.1%
Georgia Government International Bond
2.750%, 04/22/2026 (A)		750	736
2.750%, 04/22/2026		580	569
			1,305

Ghana — 1.2%
Ghana Government Bonds
20.750%, 03/06/2023	GHS	2,770	457
19.750%, 03/25/2024		3,928	636
19.250%, 12/18/2023		7,850	1,264
19.000%, 11/02/2026		8,332	1,292
Ghana Government International Bond
10.750%, 10/14/2030		$3,743	4,080
8.950%, 03/26/2051		200	154
8.875%, 05/07/2042		1,946	1,522
8.875%, 05/07/2042 (A)		1,486	1,162
8.750%, 03/11/2061		1,039	788
8.750%, 03/11/2061 (A)		1,817	1,378
8.627%, 06/16/2049 (A)		731	555
8.625%, 04/07/2034		3,630	2,869
8.125%, 01/18/2026 (A)		248	221
8.125%, 03/26/2032 (A)		240	190
7.875%, 03/26/2027 (A)		984	836

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.875%, 02/11/2035 (A)		$1,128	$857
7.875%, 02/11/2035		1,944	1,476
7.750%, 04/07/2029 (A)		450	364
7.750%, 04/07/2029		1,321	1,070
7.625%, 05/16/2029 (A)		403	325
7.625%, 05/16/2029		1,727	1,391
6.375%, 02/11/2027		1,986	1,633
Tullow Oil (A)
10.250%, 05/15/2026		535	532
7.000%, 03/01/2025		1,747	1,411
			26,463

Guatemala — 0.3%
Guatemala Government Bond
6.125%, 06/01/2050		188	210
5.375%, 04/24/2032		784	860
4.900%, 06/01/2030		2,191	2,344
4.650%, 10/07/2041 (A)		1,234	1,218
4.650%, 10/07/2041		247	244
4.500%, 05/03/2026		941	988
3.700%, 10/07/2033		735	716
3.700%, 10/07/2033 (A)		320	312
			6,892

Honduras — 0.1%
Honduras Government International Bond
6.250%, 01/19/2027		479	501
5.625%, 06/24/2030 (A)		1,005	995
5.625%, 06/24/2030		411	407
			1,903

Hong Kong — 0.0%
NWD
4.125%, 07/18/2029		1,026	1,034

Hungary — 1.3%
Hungary Government Bond
6.750%, 10/22/2028	HUF	762,430	2,678
5.500%, 06/24/2025		747,520	2,402
4.000%, 04/28/2051		190,210	538
3.250%, 10/22/2031		1,228,880	3,447
3.000%, 06/26/2024		101,050	303
3.000%, 10/27/2027		1,491,360	4,284
3.000%, 08/21/2030		488,560	1,360
3.000%, 10/27/2038		155,240	401
2.750%, 12/22/2026		1,148,290	3,305
2.250%, 04/20/2033		172,760	429
1.500%, 04/22/2026		123,360	339
Hungary Government International Bond
5.375%, 02/21/2023		$476	502
3.125%, 09/21/2051 (A)		2,901	2,759
2.125%, 09/22/2031 (A)		5,396	5,221

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.500%, 11/17/2050	EUR	363	$384
			28,352

India — 0.2%
Adani Electricity Mumbai
3.949%, 02/12/2030 (A)		$720	720
Export-Import Bank of India MTN
3.250%, 01/15/2030		1,430	1,448
2.250%, 01/13/2031		1,052	982
Network i2i
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.277% (A)(F)		290	305
Power Finance MTN
3.950%, 04/23/2030 (A)		786	808
Vedanta Resources
7.125%, 05/31/2023		300	285
6.375%, 07/30/2022		550	538
Vedanta Resources Finance II
13.875%, 01/21/2024 (A)		403	425
			5,511

Indonesia — 7.2%
Indonesia Asahan Aluminium Persero
6.757%, 11/15/2048		345	442
6.530%, 11/15/2028 (A)		593	709
5.800%, 05/15/2050 (A)		1,683	1,940
5.710%, 11/15/2023 (A)		866	932
4.750%, 05/15/2025 (A)		359	382
Indonesia Government International Bond
8.500%, 10/12/2035		1,900	2,978
8.500%, 10/12/2035		400	627
7.750%, 01/17/2038		2,250	3,362
5.250%, 01/08/2047 (A)		240	300
3.500%, 01/11/2028		2,420	2,609
3.200%, 09/23/2061		1,245	1,162
3.050%, 03/12/2051		633	609
2.850%, 02/14/2030		5,217	5,378
2.150%, 07/28/2031		1,986	1,938
1.400%, 10/30/2031	EUR	442	497
1.300%, 03/23/2034		755	817
1.100%, 03/12/2033		1,000	1,081
Indonesia Government International Bond MTN
5.250%, 01/17/2042		$5,148	6,306
5.125%, 01/15/2045		280	340
4.625%, 04/15/2043		1,186	1,359
3.750%, 06/14/2028	EUR	372	484
Indonesia Treasury Bond
9.000%, 03/15/2029	IDR	89,762,000	7,308
8.750%, 05/15/2031		81,865,000	6,648
8.375%, 03/15/2024		58,925,000	4,503
8.375%, 03/15/2034		86,180,000	6,775

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
8.375%, 04/15/2039	IDR	94,054,000	$7,444
8.250%, 05/15/2029		150,430,000	11,816
8.250%, 06/15/2032		5,973,000	472
8.250%, 05/15/2036		111,217,000	8,682
8.125%, 05/15/2024		130,330,000	9,960
7.500%, 08/15/2032		45,947,000	3,423
7.500%, 06/15/2035		41,500,000	3,063
7.500%, 05/15/2038		62,756,000	4,607
7.500%, 04/15/2040		95,173,000	7,029
7.125%, 06/15/2042		6,783,000	488
7.000%, 05/15/2027		76,379,000	5,722
7.000%, 09/15/2030		30,854,000	2,247
6.625%, 05/15/2033		36,763,000	2,580
6.500%, 06/15/2025		60,705,000	4,476
6.500%, 02/15/2031		49,432,000	3,512
6.375%, 04/15/2032		49,613,000	3,533
6.125%, 05/15/2028		19,675,000	1,396
5.500%, 04/15/2026		108,300,000	7,692
Medco Bell Pte
6.375%, 01/30/2027 (A)		$626	603
Minejesa Capital BV (A)
5.625%, 08/10/2037		447	468
4.625%, 08/10/2030		582	598
Pertamina Persero
2.300%, 02/09/2031 (A)		3,000	2,840
Pertamina Persero MTN
6.450%, 05/30/2044		328	431
5.625%, 05/20/2043		208	245
3.650%, 07/30/2029 (A)		985	1,042
Perusahaan Listrik Negara
1.875%, 11/05/2031 (A)	EUR	943	1,023
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048		$350	432
5.250%, 10/24/2042		1,097	1,216
4.375%, 02/05/2050 (A)		355	357
Perusahaan Penerbit SBSN Indonesia III
4.325%, 05/28/2025		2,251	2,472
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (A)		1,015	1,254
			160,609

Iraq — 0.1%
Iraq Government International Bond
5.800%, 01/15/2028		2,550	2,331

Israel — 0.3%
Bank Leumi Le-Israel
3.275%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.631% (A)(F)		592	595
Bank of Israel Bill - Makam
0.000%, 02/02/2022 (C)	ILS	12,000	3,810

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Israel Government International Bond
4.500%, 04/03/2120		$2,251	$2,779
Leviathan Bond
6.750%, 06/30/2030 (A)		550	576
			7,760

Ivory Coast — 0.4%
Ivory Coast Government International Bond
6.875%, 10/17/2040	EUR	1,804	2,063
6.625%, 03/22/2048		3,244	3,480
6.625%, 03/22/2048		483	518
6.625%, 03/22/2048 (A)		308	331
5.875%, 10/17/2031 (A)		198	224
5.750%, 12/31/2032		$970	951
5.750%, 12/31/2032		75	74
5.250%, 03/22/2030	EUR	2,010	2,258
			9,899

Jordan — 0.2%
Jordan Government International Bond
7.375%, 10/10/2047		$1,473	1,423
7.375%, 10/10/2047 (A)		62	60
5.850%, 07/07/2030 (A)		1,823	1,791
4.950%, 07/07/2025		1,209	1,239
			4,513

Kazakhstan — 1.4%
Development Bank of Kazakhstan
4.125%, 12/10/2022		880	902
2.950%, 05/06/2031 (A)		723	710
Kazakhstan Government International Bond
4.875%, 10/14/2044		1,157	1,413
KazMunayGas National JSC
6.375%, 10/24/2048 (A)		1,741	2,197
5.750%, 04/19/2047 (A)		2,560	3,014
5.375%, 04/24/2030		1,605	1,839
5.375%, 04/24/2030 (A)		1,295	1,484
5.375%, 04/24/2030		5,575	6,389
4.750%, 04/24/2025 (A)		1,737	1,890
3.500%, 04/14/2033		1,847	1,878
KazTransGas JSC
4.375%, 09/26/2027		1,640	1,787
4.375%, 09/26/2027 (A)		1,219	1,329
National Bank of Kazakhstan Notes
9.068%, 03/25/2022 (C)	KZT	1,649,012	3,646
Tengizchevroil Finance International
3.250%, 08/15/2030 (A)		$630	621
2.625%, 08/15/2025		1,794	1,804
			30,903

Kenya — 0.2%
Kenya Government International Bond
8.250%, 02/28/2048		2,752	2,708

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.000%, 05/22/2027		$2,181	$2,268
			4,976

Kuwait — 0.1%
Meglobal Canada ULC MTN MTN
5.875%, 05/18/2030 (A)		250	301
NBK SPC
1.625%, VAR United States Secured Overnight Financing Rate + 1.050%, 09/15/2027 (A)		1,000	975
NBK Tier 1 Financing 2
4.500%, VAR USD Swap Semi 30/360 6 Yr Curr + 2.832% (A)(F)		693	709
			1,985

Lebanon — 0.2%
Lebanon Government International Bond
8.250%, 05/17/2034 (G)		11,222	1,239
8.200%, 05/17/2033 (G)		3,557	396
6.750%, 11/29/2027 (G)		1,500	169
6.650%, 04/22/2024 (G)		2,000	226
6.000%, 01/27/2023 (G)		738	83
Lebanon Government International Bond MTN
8.250%, 04/12/2021 (G)		1,415	159
7.000%, 03/20/2028 (G)		2,671	290
6.850%, 05/25/2029 (G)		522	59
6.650%, 02/26/2030 (G)		1,043	117
6.600%, 11/27/2026 (G)		2,627	294
6.400%, 05/26/2023 (G)		1,000	115
6.375%, 10/31/2021 (G)		4,097	462
6.100%, 10/04/2022 (G)		3,411	387
6.100%, 10/04/2022 (G)		1,883	214
			4,210

Macau — 0.0%
Studio City Finance (A)
6.500%, 01/15/2028		507	504
6.000%, 07/15/2025		119	117
			621

Macedonia — 0.0%
North Macedonia Government International Bond
1.625%, 03/10/2028	EUR	229	241

Malaysia — 6.0%
1MDB Energy
5.990%, 05/11/2022		$2,000	2,030
1MDB Global Investments Ltd
4.400%, 03/09/2023		6,000	6,006
4.400%, 03/09/2023		9,700	9,709
Malaysia Government Bond
5.248%, 09/15/2028	MYR	1,950	514
4.935%, 09/30/2043		1,200	307

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.921%, 07/06/2048	MYR	3,873	$993
4.736%, 03/15/2046		1,052	263
4.392%, 04/15/2026		5,125	1,282
4.254%, 05/31/2035		11,810	2,902
4.232%, 06/30/2031		2,000	499
4.181%, 07/15/2024		23,425	5,762
4.065%, 06/15/2050		3,800	875
4.059%, 09/30/2024		17,428	4,282
3.955%, 09/15/2025		48,641	11,991
3.906%, 07/15/2026		23,403	5,724
3.900%, 11/30/2026		8,403	2,064
3.899%, 11/16/2027		4,810	1,180
3.885%, 08/15/2029		31,074	7,563
3.828%, 07/05/2034		38,556	9,108
3.800%, 08/17/2023		42,002	10,208
3.795%, 09/30/2022		4,800	1,158
3.757%, 04/20/2023		30,150	7,304
3.757%, 05/22/2040		27,434	6,182
3.733%, 06/15/2028		27,174	6,568
3.502%, 05/31/2027		7,247	1,742
3.480%, 03/15/2023		10,106	2,436
3.478%, 06/14/2024		9,387	2,271
3.418%, 08/15/2022		13,665	3,283
2.632%, 04/15/2031		33,634	7,412
Malaysia Government Investment Issue
4.369%, 10/31/2028		2,000	500
4.119%, 11/30/2034		6,809	1,631
4.070%, 09/30/2026		14,000	3,450
Malaysia Wakala Sukuk
2.070%, 04/28/2031		$1,970	1,974
Petronas Capital MTN
4.550%, 04/21/2050		2,131	2,668
3.500%, 04/21/2030		1,790	1,942
2.480%, 01/28/2032		1,560	1,559
			135,342

Mexico — 7.5%
America Movil
7.125%, 12/09/2024	MXN	23,310	1,060
Banco Mercantil del Norte (A)(F)
7.500%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.470%		$623	665
6.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.967%		1,569	1,616
Banco Nacional de Comercio Exterior SNC
2.720%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.000% (A)(F)		1,777	1,757
Cemex (A)
5.450%, 11/19/2029		622	652

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.534% (F)		$277	$281
3.875%, 07/11/2031		782	761
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	52,305	2,307
5.750%, 02/14/2042 (A)		$570	613
4.750%, 02/23/2027 (A)		364	401
3.348%, 02/09/2031 (A)		605	578
FEL Energy VI Sarl
5.750%, 12/01/2040 (A)		284	270
Mexican Bonos
10.000%, 12/05/2024	MXN	222,145	11,116
8.500%, 05/31/2029		150,210	7,407
8.500%, 11/18/2038		204,958	9,947
8.000%, 11/07/2047		91,207	4,198
7.750%, 05/29/2031		74,400	3,509
7.750%, 11/13/2042		106,534	4,803
7.500%, 06/03/2027		332,466	15,568
6.500%, 06/09/2022		186,400	8,691
5.750%, 03/05/2026		82,996	3,647
5.750%, 03/05/2026		10,982	483
Mexican Bonos, Ser M20
8.000%, 12/07/2023		132,620	6,301
Mexican Udibonos
4.500%, 12/04/2025		172,508	8,577
3.500%, 11/16/2023		99,484	4,731
Mexico City Airport Trust
5.500%, 07/31/2047 (A)		$1,068	1,025
Mexico Government International Bond
5.000%, 04/27/2051		428	477
4.600%, 02/10/2048		578	609
4.350%, 01/15/2047		967	986
4.280%, 08/14/2041		2,104	2,166
3.771%, 05/24/2061		527	479
2.659%, 05/24/2031		6,498	6,271
2.250%, 08/12/2036	EUR	608	648
Mexico Government International Bond MTN
6.050%, 01/11/2040		$859	1,059
5.750%, 10/12/2110		3,050	3,489
Minera Mexico
4.500%, 01/26/2050 (A)		870	934
Petroleos Mexicanos
9.500%, 09/15/2027		427	493
9.500%, 09/15/2027		215	248
7.690%, 01/23/2050 (A)		2,359	2,128
7.690%, 01/23/2050		7,629	6,882
6.950%, 01/28/2060		471	387
6.875%, 10/16/2025		2,038	2,174
6.840%, 01/23/2030 (A)		534	536
6.840%, 01/23/2030		4,598	4,614

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.625%, 06/15/2035	$7,189	$6,592
6.625%, 06/15/2038	205	181
6.500%, 01/23/2029	1,508	1,502
6.500%, 01/23/2029 (A)	1,111	1,107
6.500%, 06/02/2041	1,826	1,547
6.350%, 02/12/2048	1,447	1,144
5.950%, 01/28/2031 (A)	727	683
5.950%, 01/28/2031	1,757	1,650
5.625%, 01/23/2046	577	434
5.350%, 02/12/2028 (A)	826	794
5.350%, 02/12/2028	636	612
Petroleos Mexicanos MTN
6.875%, 08/04/2026	1,095	1,161
6.750%, 09/21/2047	9,282	7,624
6.750%, 09/21/2047	440	361
Poinsettia Finance
6.625%, 06/17/2031	6,690	6,639
		167,575

Mongolia — 0.3%
Development Bank of Mongolia LLC
7.250%, 10/23/2023 (A)	1,149	1,214
Mongolia Government International Bond
5.125%, 04/07/2026	546	560
4.450%, 07/07/2031	635	606
3.500%, 07/07/2027	1,455	1,374
Mongolia Government International Bond MTN
8.750%, 03/09/2024	2,896	3,204
		6,958

Morocco — 0.2%
Morocco Government International Bond
5.500%, 12/11/2042	1,150	1,241
4.000%, 12/15/2050	1,481	1,296
3.000%, 12/15/2032	1,942	1,806
2.375%, 12/15/2027	491	474
OCP
3.750%, 06/23/2031 (A)	203	196
		5,013

Mozambique — 0.1%
Mozambique International Bond
5.000%, 09/15/2031 (A)	2,611	2,182
5.000%, 09/15/2031	400	335
		2,517

Netherlands — 0.1%
IHS Netherlands Holdco BV
8.000%, 09/18/2027 (A)	399	419
VEON Holdings BV
3.375%, 11/25/2027 (A)	783	765
		1,184

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Nigeria — 0.9%
Nigeria Government International Bond
9.248%, 01/21/2049	$524	$514
8.747%, 01/21/2031	1,705	1,723
8.747%, 01/21/2031 (A)	423	428
7.875%, 02/16/2032 (A)	2,134	2,027
7.875%, 02/16/2032	5,219	4,958
7.696%, 02/23/2038	2,421	2,152
7.696%, 02/23/2038 (A)	852	757
Nigeria Government International Bond MTN
8.250%, 09/28/2051 (A)	4,261	3,834
7.625%, 11/28/2047 (A)	895	768
7.375%, 09/28/2033	923	842
7.375%, 09/28/2033 (A)	804	733
6.500%, 11/28/2027 (A)	610	595
6.500%, 11/28/2027	70	68
6.125%, 09/28/2028 (A)	1,138	1,070
		20,469

Oman — 0.9%
Oman Government International Bond
7.375%, 10/28/2032 (A)	306	341
7.000%, 01/25/2051 (A)	642	636
7.000%, 01/25/2051	200	198
6.750%, 10/28/2027	5,564	6,093
6.750%, 01/17/2048	4,485	4,307
6.750%, 01/17/2048 (A)	2,188	2,101
6.500%, 03/08/2047	300	282
6.250%, 01/25/2031 (A)	1,758	1,842
6.250%, 01/25/2031	1,635	1,713
4.750%, 06/15/2026	1,402	1,416
Oman Government International Bond MTN
6.000%, 08/01/2029	805	837
6.000%, 08/01/2029 (A)	784	815
4.875%, 02/01/2025 (A)	632	650
		21,231

Pakistan — 0.4%
Pakistan Government International Bond
8.250%, 09/30/2025 (A)	335	360
7.875%, 03/31/2036	285	271
6.875%, 12/05/2027	1,455	1,448
6.875%, 12/05/2027 (A)	1,073	1,068
Pakistan Government International Bond MTN
8.875%, 04/08/2051	270	263
7.375%, 04/08/2031	1,777	1,718
6.000%, 04/08/2026	1,858	1,832
6.000%, 04/08/2026 (A)	1,413	1,394
		8,354

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Panama — 1.2%
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061 (A)		$469	$489
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (A)		639	648
Banco Nacional de Panama
2.500%, 08/11/2030 (A)		1,160	1,082
Cable Onda
4.500%, 01/30/2030 (A)		227	232
Empresa de Transmision Electrica
5.125%, 05/02/2049 (A)		873	969
Panama Bonos del Tesoro
3.362%, 06/30/2031		3,694	3,701
Panama Government International Bond
9.375%, 04/01/2029		1,120	1,595
8.125%, 04/28/2034		699	1,055
6.700%, 01/26/2036		400	526
4.500%, 04/16/2050		3,186	3,432
4.500%, 04/01/2056		1,102	1,182
3.870%, 07/23/2060		2,518	2,434
3.750%, 03/16/2025		1,220	1,288
3.160%, 01/23/2030		591	604
2.252%, 09/29/2032		7,885	7,350
			26,587

Papua New Guinea — 0.0%
Papua New Guinea Government International Bond
8.375%, 10/04/2028		850	852

Paraguay — 0.3%
Paraguay Government International Bond
6.100%, 08/11/2044		1,750	2,056
5.400%, 03/30/2050		946	1,038
4.950%, 04/28/2031		1,086	1,195
2.739%, 01/29/2033		1,476	1,388
			5,677

Peru — 2.5%
ABY Transmission Sur
6.875%, 04/30/2043 (A)		315	408
Fondo MIVIVIENDA
7.000%, 02/14/2024 (A)	PEN	5,422	1,372
Inkia Energy
5.875%, 11/09/2027 (A)		$487	495
Kallpa Generacion SA (A)
4.875%, 05/24/2026		398	421
4.125%, 08/16/2027		1,197	1,233
Nexa Resources
5.375%, 05/04/2027 (A)		4,041	4,187
Peru Government Bond
6.950%, 08/12/2031	PEN	3,899	1,029
6.350%, 08/12/2028		3,966	1,026

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.150%, 08/12/2032	PEN	23,472	$5,787
5.940%, 02/12/2029		5,721	1,442
5.400%, 08/12/2034		10,862	2,422
5.350%, 08/12/2040		959	198
5.200%, 09/12/2023		1,204	304
Peru Government Bonds
8.750%, 11/21/2033		$790	1,216
Peru Government International Bond
8.200%, 08/12/2026	PEN	6,280	1,756
8.200%, 08/12/2026		18	5
6.950%, 08/12/2031		24,601	6,493
6.950%, 08/12/2031		724	191
6.900%, 08/12/2037		7,535	1,867
6.850%, 02/12/2042		882	215
6.350%, 08/12/2028		4,735	1,225
5.700%, 08/12/2024 (A)		6,317	1,605
5.400%, 08/12/2034		1,738	388
3.750%, 03/01/2030	EUR	170	225
3.230%, 07/28/2121		$4,322	3,558
1.250%, 03/11/2033	EUR	3,208	3,409
Peruvian Government International Bond
2.844%, 06/20/2030		$255	257
2.783%, 01/23/2031		4,403	4,361
Petroleos del Peru
5.625%, 06/19/2047 (A)		1,432	1,398
5.625%, 06/19/2047		5,316	5,190
4.750%, 06/19/2032		1,799	1,838
4.750%, 06/19/2032 (A)		1,695	1,732
			57,253

Philippines — 0.7%
Philippine Government International Bond
5.000%, 01/13/2037		779	956
3.900%, 11/26/2022	PHP	52,000	1,022
3.700%, 03/01/2041		$1,087	1,161
3.200%, 07/06/2046		2,283	2,272
3.000%, 02/01/2028		693	735
2.950%, 05/05/2045		548	526
2.650%, 12/10/2045		1,073	987
1.950%, 01/06/2032		5,515	5,330
1.750%, 04/28/2041	EUR	606	671
1.648%, 06/10/2031		$2,848	2,704
			16,364

Poland — 0.9%
Poland Government Bond
3.250%, 07/25/2025	PLN	12,833	3,121
2.750%, 04/25/2028		7,185	1,697
2.500%, 04/25/2024		7,644	1,833
2.500%, 07/25/2026		24,576	5,786
2.500%, 07/25/2027		7,416	1,729
1.250%, 10/25/2030		5,030	1,046
0.250%, 10/25/2026		14,296	3,012

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Poland Government International Bond
5.000%, 03/23/2022		$2,496	$2,529
			20,753

Qatar — 1.2%
Qatar Energy
3.300%, 07/12/2051 (A)		1,274	1,302
3.125%, 07/12/2041 (A)		1,413	1,415
3.125%, 07/12/2041		663	664
2.250%, 07/12/2031 (A)		5,088	5,000
Qatar Government International Bond
5.103%, 04/23/2048		1,583	2,109
5.103%, 04/23/2048 (A)		1,279	1,704
4.817%, 03/14/2049		4,678	6,041
4.500%, 04/23/2028 (A)		701	802
4.400%, 04/16/2050 (A)		1,600	1,960
4.400%, 04/16/2050		200	245
4.000%, 03/14/2029		1,496	1,678
3.750%, 04/16/2030		3,230	3,596
3.750%, 04/16/2030 (A)		490	545
State of Qatar
6.400%, 01/20/2040 (A)		674	984
			28,045

Romania — 1.6%
Romania Government Bond
5.850%, 04/26/2023	RON	2,330	540
5.000%, 02/12/2029		11,435	2,530
4.850%, 04/22/2026		2,725	616
4.750%, 10/11/2034		1,205	250
4.400%, 09/25/2023		970	220
4.250%, 06/28/2023		3,930	891
4.150%, 01/26/2028		13,770	2,942
4.150%, 10/24/2030		2,120	435
4.000%, 10/25/2023		4,865	1,096
3.650%, 07/28/2025		21,105	4,610
3.650%, 09/24/2031		7,895	1,537
3.250%, 06/24/2026		3,370	711
Romania Government Bond MTN
6.125%, 01/22/2044 (A)		$616	781
6.125%, 01/22/2044		312	395
Romania Government International Bond
3.000%, 02/14/2031		1,336	1,320
2.750%, 04/14/2041 (A)	EUR	566	566
Romania Government International Bond MTN
6.750%, 02/07/2022		$746	754
4.625%, 04/03/2049	EUR	2,036	2,567
4.125%, 03/11/2039		845	1,008
3.875%, 10/29/2035		1,020	1,227
3.375%, 02/08/2038 (A)		916	1,029
3.375%, 01/28/2050		3,177	3,345
2.500%, 02/08/2030 (A)		935	1,060

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.124%, 07/16/2031	EUR	166	$179
2.000%, 01/28/2032		206	215
2.000%, 04/14/2033		800	819
Romanian Government International Bond
4.000%, 02/14/2051		$1,706	1,656
2.000%, 04/14/2033 (A)	EUR	381	390
Romanian Government International Bond MTN
2.875%, 04/13/2042 (A)		773	776
2.875%, 04/13/2042		746	748
			35,213

Russia — 4.8%
Gazprom OAO Via Gaz Capital
5.150%, 02/11/2026 (A)		$3,647	3,950
Gazprom PJSC Via Gaz Capital
4.950%, 02/06/2028 (A)		901	972
Gazprom PJSC Via Gaz Finance
4.599%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.264% (A)(D)(F)		1,233	1,254
GTLK Europe Capital DAC
4.949%, 02/18/2026		1,336	1,379
4.650%, 03/10/2027		797	805
Lukoil Capital DAC
3.600%, 10/26/2031 (A)		899	878
Rusal Capital DAC
5.125%, 02/02/2022		1,280	1,269
Russian Federal Bond - OFZ
8.500%, 09/17/2031	RUB	131,070	1,798
8.150%, 02/03/2027		1,081,564	14,396
7.950%, 10/07/2026		289,831	3,827
7.750%, 09/16/2026		214,105	2,798
7.700%, 03/23/2033		194,832	2,522
7.700%, 03/16/2039		153,986	1,989
7.650%, 04/10/2030		12,078	156
7.250%, 05/10/2034		273,665	3,409
7.050%, 01/19/2028		1,125,066	14,145
7.000%, 08/16/2023		52,160	686
7.000%, 07/30/2036		127,961	1,548
6.900%, 05/23/2029		198,218	2,466
6.900%, 07/23/2031		505,977	6,204
6.700%, 03/14/2029		590,667	7,226
6.100%, 07/18/2035		93,986	1,050
6.000%, 10/06/2027		95,220	1,139
4.500%, 07/16/2025		796,781	9,401
Russian Federal Inflation-Linked Bond
2.500%, 07/17/2030		33,087	426
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		$2	2
5.250%, 06/23/2047		600	758
5.100%, 03/28/2035		5,400	6,365
4.375%, 03/21/2029		11,200	12,402

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.250%, 06/23/2027		$800	$866
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025 (A)		600	689
6.800%, 11/22/2025		240	275
			107,050

Saudi Arabia — 1.6%
Global Sukuk
1.602%, 06/17/2026		2,600	2,559
KSA Sukuk
2.250%, 05/17/2031 (A)		1,800	1,769
Saudi Arabian Oil MTN
4.250%, 04/16/2039		1,620	1,814
Saudi Government International Bond (A)
5.250%, 01/16/2050		540	700
4.375%, 04/16/2029		3,042	3,479
Saudi Government International Bond MTN
4.625%, 10/04/2047 (A)		580	685
4.500%, 10/26/2046		2,958	3,430
4.500%, 10/26/2046 (A)		704	816
4.000%, 04/17/2025		2,670	2,885
3.450%, 02/02/2061		1,914	1,892
3.250%, 10/26/2026 (A)		2,158	2,298
3.250%, 10/22/2030 (A)		2,995	3,185
3.250%, 10/22/2030		2,612	2,778
3.250%, 11/17/2051 (A)		2,160	2,087
2.500%, 02/03/2027		1,400	1,441
2.250%, 02/02/2033 (A)		3,635	3,512
			35,330

Senegal — 0.2%
Senegal Government International Bond
6.750%, 03/13/2048		1,517	1,443
5.375%, 06/08/2037	EUR	606	626
5.375%, 06/08/2037 (A)		538	555
4.750%, 03/13/2028		1,030	1,150
4.750%, 03/13/2028 (A)		170	190
			3,964

Serbia — 0.3%
Serbia International Bond
3.125%, 05/15/2027		451	535
2.125%, 12/01/2030		$880	802
1.650%, 03/03/2033	EUR	406	407
1.500%, 06/26/2029		1,788	1,902
Serbia International Bond MTN
2.050%, 09/23/2036		1,274	1,253
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	53,240	567
4.500%, 01/11/2026		44,900	447
			5,913

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
South Africa — 5.7%
Bidvest Group
3.625%, 09/23/2026 (A)		$528	$521
Eskom Holdings SOC
4.314%, 07/23/2027		371	358
Eskom Holdings SOC MTN
6.350%, 08/10/2028		650	684
Eskom Holdings SOC Ltd
7.125%, 02/11/2025 (A)		4,243	4,353
Eskom Holdings SOC Ltd MTN
8.450%, 08/10/2028 (A)		836	886
7.500%, 09/15/2033	ZAR	52,500	2,422
6.750%, 08/06/2023		$1,456	1,487
6.750%, 08/06/2023 (A)		1,100	1,123
Sasol Financing USA LLC
6.500%, 09/27/2028		540	577
5.875%, 03/27/2024		661	681
4.375%, 09/18/2026		532	524
South Africa Government International Bond
10.500%, 12/21/2026	ZAR	213,821	14,688
9.000%, 01/31/2040		105,289	5,599
8.875%, 02/28/2035		242,762	13,278
8.750%, 01/31/2044		181,711	9,313
8.750%, 02/28/2048		252,493	12,867
8.500%, 01/31/2037		390,205	20,169
8.250%, 03/31/2032		147,041	8,034
8.000%, 01/31/2030		75,903	4,273
7.000%, 02/28/2031		104,697	5,358
6.500%, 02/28/2041		30,833	1,251
6.300%, 06/22/2048 (D)		$1,946	1,941
6.250%, 03/31/2036	ZAR	103,805	4,415
5.875%, 09/16/2025		$326	359
5.875%, 06/22/2030		199	214
5.750%, 09/30/2049		6,335	5,859
5.650%, 09/27/2047		899	827
5.000%, 10/12/2046		475	407
4.850%, 09/27/2027		1,075	1,113
4.850%, 09/30/2029		3,193	3,213
Stillwater Mining
4.500%, 11/16/2029		323	307
			127,101

South Korea — 0.0%
Korea International Bond
1.000%, 09/16/2030		812	773

Sri Lanka — 0.7%
Sri Lanka Government International Bond
7.850%, 03/14/2029		2,519	1,378
7.550%, 03/28/2030		3,420	1,870
6.850%, 03/14/2024		1,445	834
6.825%, 07/18/2026 (A)		1,612	901

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.825%, 07/18/2026		$800	$447
6.750%, 04/18/2028		5,529	3,022
6.750%, 04/18/2028 (A)		7,750	4,236
6.350%, 06/28/2024		1,368	787
6.200%, 05/11/2027		2,234	1,222
5.750%, 04/18/2023		243	147
			14,844

St. Lucia — 0.1%
Digicel Holdings Bermuda
8.750%, 05/25/2024 (A)		790	811
Digicel International Finance
8.750%, 05/25/2024 (A)		650	667
			1,478

Supranational — 0.3%
Africa Finance
2.875%, 04/28/2028 (A)		2,555	2,512
African Export-Import Bank
3.798%, 05/17/2031 (A)		301	305
African Export-Import Bank MTN
3.994%, 09/21/2029 (A)		543	560
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (A)		1,274	1,400
4.700%, 10/22/2031 (A)		934	1,013
4.700%, 10/22/2031		430	466
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	11,350	749
			7,005

Taiwan — 0.0%
TSMC Arizona
3.250%, 10/25/2051		$220	236
2.500%, 10/25/2031		254	259
			495

Tanzania — 0.0%
AngloGold Ashanti Holdings
3.750%, 10/01/2030		323	321

Thailand — 2.3%
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	112
4.875%, 06/22/2029		15,000	546
3.775%, 06/25/2032		300,593	10,391
3.650%, 06/20/2031		85,000	2,930
3.625%, 06/16/2023		34,000	1,055
3.400%, 06/17/2036		268,387	8,935
3.300%, 06/17/2038		132,913	4,340
2.875%, 12/17/2028		134,998	4,356
2.875%, 06/17/2046		4,865	147
2.400%, 12/17/2023		167,000	5,130
2.125%, 12/17/2026		25,000	775
2.000%, 12/17/2031		67,200	2,016

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.000%, 06/17/2042	THB	18,363	$482
1.600%, 12/17/2029		15,000	443
1.600%, 06/17/2035		51,336	1,408
1.585%, 12/17/2035		6,000	163
1.450%, 12/17/2024		124,000	3,746
1.250%, 03/12/2028		84,005	2,483
0.950%, 06/17/2025		87,000	2,581
			52,039

Trinidad & Tobago — 0.1%
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026		$409	417
4.500%, 06/26/2030		819	827
4.375%, 01/16/2024		217	222
			1,466

Tunisia — 0.3%
Banque Centrale de Tunisie
5.750%, 01/30/2025 (A)		1,254	947
Banque Centrale de Tunisie International Bond
6.375%, 07/15/2026 (A)	EUR	1,928	1,632
6.375%, 07/15/2026		962	815
5.750%, 01/30/2025		$628	474
5.625%, 02/17/2024	EUR	2,086	1,808
			5,676

Turkey — 1.7%
Aydem Yenilenebilir Enerji
7.750%, 02/02/2027 (A)		$972	859
Export Credit Bank of Turkey (A)
8.250%, 01/24/2024		327	341
6.125%, 05/03/2024		831	833
5.375%, 10/24/2023		1,487	1,484
Hazine Mustesarligi Varlik Kiralama (A)
5.800%, 02/21/2022		996	1,000
5.125%, 06/22/2026		1,329	1,296
QNB Finansbank
6.875%, 09/07/2024 (A)		898	937
TC Ziraat Bankasi MTN
5.125%, 05/03/2022 (A)		561	562
Turkey Government Bond
12.600%, 10/01/2025	TRY	11,388	678
11.700%, 11/13/2030		35,578	1,754
10.600%, 02/11/2026		19,572	1,063
9.000%, 05/04/2022		5,060	368
Turkey Government International Bond
7.250%, 12/23/2023		$2,958	3,066
6.875%, 03/17/2036		3,412	3,192
6.500%, 09/20/2033		4,211	3,869
6.375%, 10/14/2025		200	198
6.350%, 08/10/2024		517	520
6.000%, 01/14/2041		1,091	904

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.950%, 01/15/2031		$2,363	$2,138
5.875%, 06/26/2031		1,315	1,181
5.750%, 03/22/2024		145	144
5.750%, 05/11/2047		1,131	905
4.875%, 10/09/2026		847	780
4.750%, 01/26/2026		6,166	5,768
Turkiye Sise ve Cam Fabrikalari AS
6.950%, 03/14/2026 (A)		725	765
Turkiye Vakiflar Bankasi TAO
6.500%, 01/08/2026 (A)		570	556
Ulker Biskuvi Sanayi
6.950%, 10/30/2025		1,381	1,410
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (A)		632	627
			37,198

Uganda — 0.4%
Uganda Government Bonds
17.000%, 01/16/2025	UGX	631,100	194
17.000%, 04/03/2031		13,196,900	4,147
16.375%, 03/04/2032		2,046,100	625
16.250%, 11/08/2035		1,610,800	467
16.000%, 05/06/2027		3,245,900	976
14.250%, 06/22/2034		7,863,100	2,086
10.000%, 09/07/2023		1,594,500	441
			8,936

Ukraine — 1.9%
NAK Naftogaz Ukraine via Kondor Finance
7.625%, 11/08/2026 (A)		$1,334	1,190
7.125%, 07/19/2024	EUR	970	991
NPC Ukrenergo
6.875%, 11/09/2026 (A)		$1,699	1,599
State Agency of Roads of Ukraine
6.250%, 06/24/2028		2,499	2,281
6.250%, 06/24/2028 (A)		554	506
Ukraine Government Bond
17.000%, 05/11/2022	UAH	99,987	3,773
15.840%, 02/26/2025		92,615	3,630
Ukraine Government International Bond
9.750%, 11/01/2028		$1,223	1,312
7.750%, 09/01/2024 (A)		713	714
7.750%, 09/01/2025 (A)		2,360	2,360
7.750%, 09/01/2026 (A)		2,770	2,774
7.750%, 09/01/2026		1,155	1,157
7.750%, 09/01/2027		2,001	1,984
7.375%, 09/25/2032		2,712	2,555
7.375%, 09/25/2032 (A)		435	410
7.253%, 03/15/2033		864	805
6.876%, 05/21/2029		7,062	6,565
6.876%, 05/21/2029 (A)		423	393
6.750%, 06/20/2026	EUR	1,790	2,000
6.750%, 06/20/2026 (A)		1,113	1,243

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.090%, 05/31/2040	$480	$433
1.258%, 05/31/2040 (A)	3,182	2,872
Ukreximbank Via Biz Finance
9.750%, 01/22/2025	214	221
		41,768

United Arab Emirates — 1.7%
Abu Dhabi Crude Oil Pipeline LLC (A)
4.600%, 11/02/2047	2,651	3,090
3.650%, 11/02/2029	923	1,012
Abu Dhabi Government International Bond
4.125%, 10/11/2047 (A)	863	1,028
Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050	628	727
3.125%, 04/16/2030 (A)	1,920	2,069
3.000%, 09/15/2051	970	965
3.000%, 09/15/2051 (A)	764	760
1.700%, 03/02/2031	1,440	1,386
1.625%, 06/02/2028	1,426	1,405
DAE Funding LLC
3.375%, 03/20/2028 (A)	850	860
DP World MTN (A)
6.850%, 07/02/2037	245	321
5.625%, 09/25/2048	648	790
4.700%, 09/30/2049	215	232
DP World Crescent MTN
4.848%, 09/26/2028	725	811
DP World Salaam
6.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.750% (F)	4,046	4,360
Emirate of Dubai Government International Bonds MTN
5.250%, 01/30/2043	670	765
Finance Department Government of Sharjah MTN (A)
4.000%, 07/28/2050	1,568	1,405
3.625%, 03/10/2033	1,257	1,227
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040	6,002	5,918
2.940%, 09/30/2040 (A)	900	887
2.625%, 03/31/2036 (A)	827	805
2.160%, 03/31/2034	2,202	2,140
MDGH - GMTN BV MTN
4.500%, 11/07/2028 (A)	796	914
3.950%, 05/21/2050	338	390
Sharjah Sukuk Program MTN
3.854%, 04/03/2026	1,037	1,098

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
UAE INTERNATIONAL GOVERNMENT BOND MTN
2.000%, 10/19/2031 (A)		$3,296	$3,265
			38,630

United Kingdom — 0.2%
Standard Chartered Bank MTN
8.250%, 05/18/2029 (A)	IDR	45,231,000	3,553

United States — 0.6%
JBS USA Food
5.750%, 01/15/2028 (A)		$644	675
JPMorgan Chase Bank MTN (A)
8.375%, 04/19/2039	IDR	1,563,000	123
7.500%, 06/15/2035		48,361,000	3,569
7.000%, 09/18/2030 (E)		117,660,000	8,568
Sagicor Financial
5.300%, 05/13/2028 (A)		$712	734
			13,669

Uruguay — 0.4%
Uruguay Government International Bond
9.875%, 06/20/2022	UYU	19,660	449
5.100%, 06/18/2050		$260	337
4.975%, 04/20/2055		688	880
4.375%, 01/23/2031		6,539	7,521
			9,187

Uzbekistan — 0.3%
Uzauto Motors AJ
4.850%, 05/04/2026 (A)		1,269	1,225
Uzbekistan Government Bond
3.900%, 10/19/2031 (A)		1,061	999
Uzbekistan Government Bond MTN
5.375%, 02/20/2029		1,469	1,555
3.700%, 11/25/2030		301	281
Uzbekistan International Bond
3.900%, 10/19/2031		774	728
Uzbekneftegaz JSC
4.750%, 11/16/2028 (A)		1,187	1,143
			5,931

Venezuela — 0.2%
Petroleos de Venezuela
9.750%, 05/17/2035 (G)		3,202	152
6.000%, 05/16/2024 (G)		16,821	715
6.000%, 05/16/2024 (G)		7,900	336
6.000%, 05/16/2024 (G)		1,777	75
6.000%, 11/15/2026 (G)		24,577	1,008
5.500%, 04/12/2037 (G)		1,620	77
5.375%, 04/12/2027 (G)		7,825	333
Venezuela Government International Bond
9.250%, 09/15/2027 (G)		3,400	323
9.250%, 05/07/2028 (G)		4,965	472

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
8.250%, 10/13/2024 (G)		$4,151	$394
7.750%, 10/13/2019 (G)		7,816	742
			4,627

Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029 (A)		1,594	1,538

Zambia — 0.9%
First Quantum Minerals (A)
7.500%, 04/01/2025		528	542
6.875%, 03/01/2026		531	550
6.875%, 10/15/2027		928	981
Zambia Government Bond
13.000%, 08/29/2026	ZMW	2,040	83
13.000%, 12/18/2027		8,370	312
13.000%, 01/25/2031		26,933	867
11.000%, 01/25/2026		27,670	1,111
11.000%, 06/28/2026		118,640	4,552
10.000%, 06/28/2024		99,750	4,536
Zambia Government International Bond
8.970%, 07/30/2027		$2,696	2,040
5.375%, 09/20/2022		3,413	2,505
5.375%, 09/20/2022 (A)		1,822	1,337
			19,416

Total Global Bonds
(Cost $2,252,946) ($ Thousands)			2,093,428

	Shares
AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P.
0.020% **†(H)		2,482,526	2,483

Total Affiliated Partnership
(Cost $2,483) ($ Thousands)			2,483

Total Investments in Securities — 93.5%
(Cost $2,255,429) ($ Thousands)			$2,095,911

A list of the open futures contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
R2035 Bond Future	410	Feb-2022	$2,538	$2,320	$(4)
R2037 Bond Future	165	Feb-2022	927	848	(1)
R213 Bond Future	595	Feb-2022	3,466	3,141	(35)
U.S. 2-Year Treasury Note	55	Apr-2022	12,007	12,030	23
U.S. 5-Year Treasury Note	78	Apr-2022	9,397	9,469	72
U.S. 10-Year Treasury Note	215	Mar-2022	27,957	28,125	168

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	13	Dec-2021	$1,709	$1,710	$1
U.S. Ultra Long Treasury Bond	106	Mar-2022	20,539	21,259	720
			78,540	78,902	944
Short Contracts
Euro-BOBL	(108)	Dec-2021	$(17,123)	$(16,472)	$(44)
Euro-Bund	(110)	Dec-2021	(22,280)	(21,342)	(13)
Euro-BUXL	(53)	Dec-2021	(13,154)	(13,013)	(475)
U.S. 10-Year Treasury Note	(13)	Dec-2021	(1,697)	(1,710)	(13)
U.S. Long Treasury Bond	(8)	Mar-2022	(1,270)	(1,296)	(26)
			(55,524)	(53,833)	(571)
			$23,016	$25,069	$373

A list of the open forward foreign currency contracts held by the Fund at November 30, 2021, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	12/03/21	USD	1,800	EUR	1,570	$(33)
Barclays PLC	12/03/21 - 12/15/21	EUR	4,728	USD	5,596	272
Barclays PLC	12/15/21	USD	2,804	MXN	58,622	(83)
Barclays PLC	12/15/21	PEN	3,501	USD	877	15
Barclays PLC	12/15/21	USD	4,035	HUF	1,195,099	(352)
Barclays PLC	12/15/21	USD	6,612	CLP	5,239,113	(331)
Barclays PLC	12/15/21	USD	15,722	PLN	60,523	(1,099)
Barclays PLC	12/15/21	USD	16,018	RUB	1,190,215	(66)
Barclays PLC	12/15/21	USD	18,493	TRY	175,615	(5,325)
Barclays PLC	12/15/21	RUB	80,263	USD	1,121	46
Barclays PLC	12/15/21 - 12/22/21	TRY	199,289	USD	20,816	5,884
Barclays PLC	12/15/21	CLP	594,664	USD	736	24
Barclays PLC	12/22/21	USD	9,739	TRY	99,589	(2,289)
Citigroup	12/03/21 - 12/15/21	USD	9,192	EUR	7,949	(239)
Citigroup	12/03/21 - 01/19/22	EUR	25,274	USD	29,809	1,354
Citigroup	12/03/21 - 02/09/22	IDR	127,636,834	USD	8,829	(47)
Citigroup	12/09/21	USD	2,054	UAH	57,889	71
Citigroup	12/13/21	USD	1,487	INR	110,419	(20)
Citigroup	12/13/21 - 12/15/21	USD	14,064	THB	465,715	(241)
Citigroup	12/13/21 - 02/22/22	CNY	170,495	USD	26,303	(406)
Citigroup	12/13/21	PHP	91,488	USD	1,822	8
Citigroup	12/15/21	PHP	301,609	USD	5,897	(85)
Citigroup	12/14/21	INR	133,897	USD	1,797	18
Citigroup	12/15/21	USD	1,093	PHP	55,080	—
Citigroup	12/15/21	EUR	1,509	CZK	38,624	10
Citigroup	12/15/21	EUR	2,766	HUF	974,388	(113)
Citigroup	12/15/21	USD	2,971	UGX	10,659,439	13
Citigroup	12/15/21	USD	1,050	UGX	3,745,208	(2)
Citigroup	12/15/21	RON	4,526	USD	1,078	48
Citigroup	12/15/21	PLN	7,056	USD	1,716	11
Citigroup	12/15/21	USD	7,115	CLP	5,801,601	(159)
Citigroup	12/15/21	USD	8,116	MXN	168,308	(305)
Citigroup	12/15/21	USD	8,630	RUB	622,218	(291)
Citigroup	12/15/21	USD	9,137	ZAR	140,078	(410)
Citigroup	12/15/21	CZK	9,774	EUR	386	2

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	12/15/21 - 06/15/22	USD	7,568	EGP	124,161	$72
Citigroup	03/16/22	USD	2,552	EGP	41,387	(5)
Citigroup	12/15/21	USD	1,706	COP	6,870,065	6
Citigroup	12/15/21	USD	8,787	COP	34,518,918	(183)
Citigroup	12/15/21	USD	10,372	PEN	42,690	140
Citigroup	12/15/21	USD	381	PEN	1,531	(4)
Citigroup	12/15/21 - 01/21/22	EUR	3,000	PLN	14,022	3
Citigroup	12/15/21 - 01/21/22	EUR	9,546	PLN	43,246	(302)
Citigroup	12/15/21	USD	20,792	PLN	79,823	(1,505)
Citigroup	12/15/21	USD	14,320	IDR	206,091,126	47
Citigroup	12/15/21 - 01/19/22	USD	8,059	IDR	114,536,922	(86)
Citigroup	12/15/21	PEN	29,322	USD	7,082	(138)
Citigroup	12/15/21 - 01/21/22	PLN	32,997	EUR	7,133	82
Citigroup	01/21/22	PLN	3,621	EUR	772	(3)
Citigroup	12/15/21	MXN	53,824	USD	2,589	91
Citigroup	12/15/21	HUF	63,558	USD	203	7
Citigroup	12/15/21	THB	113,181	USD	3,364	5
Citigroup	12/15/21	UAH	120,922	USD	4,566	137
Citigroup	03/16/22	UAH	11,748	USD	417	(3)
Citigroup	12/15/21 - 02/02/22	EGP	139,619	USD	8,693	(86)
Citigroup	12/15/21	ZAR	268,041	USD	18,185	1,486
Citigroup	12/15/21	RUB	201,141	USD	2,725	29
Citigroup	12/15/21	RUB	138,292	USD	1,837	(17)
Citigroup	12/15/21	HUF	1,346,970	EUR	3,709	27
Citigroup	12/15/21	CLP	9,192,216	USD	11,354	334
Citigroup	12/15/21 - 03/16/22	UGX	43,213,941	USD	11,672	(271)
Citigroup	12/15/21	COP	44,059,842	USD	11,429	448
Citigroup	12/17/21	USD	3,582	CNY	22,922	10
Citigroup	12/20/21	SGD	4,853	USD	3,573	34
Citigroup	06/30/22	RON	1,270	EUR	250	—
Citigroup	04/06/22 - 06/30/22	RON	32,870	EUR	6,528	(12)
Citigroup	04/20/22	KZT	178,925	USD	398	2
Citigroup	06/30/22	EUR	433	RON	2,212	2
Deutsche Bank	12/15/21	USD	540	RUB	38,429	(25)
Deutsche Bank	12/15/21	USD	2,041	ZAR	31,185	(98)
Deutsche Bank	12/15/21	PLN	7,296	EUR	1,584	21
Deutsche Bank	12/28/21	USD	693	THB	23,400	2
Deutsche Bank	01/21/22	EUR	1,504	PLN	6,941	(23)
Deutsche Bank	02/02/22	USD	1,218	EGP	19,605	5
Goldman Sachs	12/02/21	USD	2,828	BRL	16,035	10
Goldman Sachs	12/02/21 - 03/03/22	BRL	140,490	USD	25,801	1,036
Goldman Sachs	12/03/21	USD	359	IDR	5,166,036	2
Goldman Sachs	12/03/21 - 12/15/21	EUR	1,773	USD	2,034	38
Goldman Sachs	12/09/21 - 12/15/21	UAH	78,070	USD	2,938	74
Goldman Sachs	03/16/22	UAH	24,685	USD	878	(5)
Goldman Sachs	12/13/21 - 02/22/22	USD	1,460	CNY	9,368	6
Goldman Sachs	02/22/22	CNY	9,894	USD	1,542	—
Goldman Sachs	12/13/21	CNY	1,244	USD	193	(3)
Goldman Sachs	12/15/21	USD	287	CLP	236,313	(3)
Goldman Sachs	12/15/21	USD	1,021	COP	4,017,975	(20)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	12/15/21	USD	1,135	RUB	83,504	$(16)
Goldman Sachs	12/15/21	EUR	1,560	HUF	566,249	(12)
Goldman Sachs	12/15/21	PLN	1,739	EUR	373	—
Goldman Sachs	12/15/21 - 12/22/21	USD	2,208	TRY	21,270	(614)
Goldman Sachs	12/15/21	USD	2,302	PEN	9,469	29
Goldman Sachs	12/15/21	USD	5,776	ZAR	91,468	(77)
Goldman Sachs	12/15/21	EUR	4,917	CZK	125,422	14
Goldman Sachs	12/15/21	EUR	3,361	CZK	85,354	(7)
Goldman Sachs	12/15/21	USD	9,297	PLN	35,789	(650)
Goldman Sachs	12/15/21	PLN	11,416	USD	2,854	95
Goldman Sachs	12/15/21	USD	12,715	EUR	10,950	(383)
Goldman Sachs	12/15/21	USD	13,632	CZK	294,186	(611)
Goldman Sachs	12/15/21	USD	14,526	TWD	399,578	(117)
Goldman Sachs	12/15/21	USD	1,078	MXN	23,242	—
Goldman Sachs	12/15/21	USD	21,105	MXN	433,673	(979)
Goldman Sachs	12/15/21	USD	23,953	SGD	32,115	(529)
Goldman Sachs	12/15/21 - 12/22/21	TRY	39,967	USD	4,170	1,176
Goldman Sachs	12/15/21	CZK	8,792	EUR	348	3
Goldman Sachs	12/15/21	CZK	46,284	EUR	1,812	(8)
Goldman Sachs	12/15/21	ZAR	118,809	USD	7,848	445
Goldman Sachs	12/15/21	CZK	197,563	USD	8,953	208
Goldman Sachs	12/15/21	PHP	239,991	USD	4,700	(60)
Goldman Sachs	12/15/21	MXN	221,752	USD	10,693	402
Goldman Sachs	12/15/21	MXN	35,341	USD	1,637	(3)
Goldman Sachs	12/15/21	RUB	1,189,866	USD	16,175	229
Goldman Sachs	12/15/21	CLP	1,304,971	USD	1,642	77
Goldman Sachs	12/15/21	HUF	1,121,836	EUR	3,078	10
Goldman Sachs	12/15/21	HUF	559,829	EUR	1,516	(18)
Goldman Sachs	12/15/21	HUF	3,392,378	USD	10,853	400
Goldman Sachs	12/15/21	COP	20,538,221	USD	5,262	143
Goldman Sachs	12/15/21 - 03/02/22	IDR	48,328,574	USD	3,357	(6)
Goldman Sachs	12/16/21 - 02/16/22	USD	5,123	UAH	143,687	83
Goldman Sachs	12/28/21	USD	446	THB	14,802	(7)
Goldman Sachs	01/21/22	EUR	738	PLN	3,475	6
Goldman Sachs	01/21/22	EUR	4,233	PLN	19,611	(46)
Goldman Sachs	02/16/22	USD	2,022	VND	45,892,330	(4)
Goldman Sachs	03/16/22	INR	867,456	USD	11,491	85
Goldman Sachs	04/06/22	EUR	6,685	RON	33,577	—
Goldman Sachs	04/20/22	USD	1,761	KZT	781,185	(34)
Goldman Sachs	06/30/22	RON	3,703	EUR	732	5
JPMorgan Chase Bank	12/01/21	MYR	4,763	USD	1,138	7
JPMorgan Chase Bank	03/01/22	USD	2,923	MYR	12,433	27
JPMorgan Chase Bank	12/01/21 - 02/04/22	USD	8,058	MYR	33,679	(59)
JPMorgan Chase Bank	12/09/21 - 02/09/22	USD	2,725	IDR	39,262,387	7
JPMorgan Chase Bank	12/01/21 - 02/09/22	USD	8,301	IDR	118,562,814	(36)
JPMorgan Chase Bank	12/01/21 - 01/19/22	IDR	413,094,608	USD	28,901	132
JPMorgan Chase Bank	12/03/21 - 03/02/22	IDR	194,243,013	USD	13,445	(77)
JPMorgan Chase Bank	12/13/21	USD	124	BRL	700	—
JPMorgan Chase Bank	12/02/21 - 02/22/22	USD	13,918	BRL	77,275	(308)
JPMorgan Chase Bank	12/02/21 - 03/03/22	BRL	150,832	USD	27,440	990

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	12/13/21 - 03/03/22	BRL	16,390	USD	2,839	$(8)
JPMorgan Chase Bank	12/03/21	EUR	2,012	USD	2,304	40
JPMorgan Chase Bank	12/03/21 - 02/03/22	USD	11,903	EUR	10,334	(267)
JPMorgan Chase Bank	12/13/21 - 12/20/21	PHP	140,646	USD	2,794	4
JPMorgan Chase Bank	12/03/21	PHP	89,160	USD	1,764	(6)
JPMorgan Chase Bank	12/06/21 - 03/07/22	USD	37,149	CNY	241,000	577
JPMorgan Chase Bank	03/08/22	USD	7,201	CNY	46,228	(6)
JPMorgan Chase Bank	12/06/21 - 02/14/22	CNY	193,390	USD	30,056	(275)
JPMorgan Chase Bank	12/09/21 - 12/16/21	UAH	45,651	USD	1,700	28
JPMorgan Chase Bank	03/16/22	UAH	12,591	USD	447	(3)
JPMorgan Chase Bank	12/13/21	USD	164	CZK	3,521	(8)
JPMorgan Chase Bank	12/13/21 - 12/15/21	USD	17,191	HUF	5,118,663	(1,418)
JPMorgan Chase Bank	12/13/21	INR	135,441	USD	1,820	19
JPMorgan Chase Bank	12/13/21	CLP	1,996,776	USD	2,583	189
JPMorgan Chase Bank	12/14/21	USD	3,976	INR	295,713	(46)
JPMorgan Chase Bank	12/15/21	USD	1,782	CLP	1,432,769	(65)
JPMorgan Chase Bank	12/15/21	USD	3,068	COP	11,955,879	(88)
JPMorgan Chase Bank	12/15/21 - 01/12/22	USD	3,482	TRY	36,686	(747)
JPMorgan Chase Bank	12/15/21 - 12/20/21	USD	3,601	RUB	253,120	(209)
JPMorgan Chase Bank	12/15/21	EUR	6,214	HUF	2,220,054	(157)
JPMorgan Chase Bank	12/15/21	PLN	7,699	USD	1,967	107
JPMorgan Chase Bank	12/15/21 - 02/14/22	USD	16,464	MXN	343,351	(562)
JPMorgan Chase Bank	12/15/21 - 02/14/22	USD	18,165	ZAR	280,727	(742)
JPMorgan Chase Bank	12/15/21 - 01/12/22	PEN	20,020	USD	4,984	57
JPMorgan Chase Bank	12/15/21 - 01/21/22	PLN	24,958	EUR	5,425	88
JPMorgan Chase Bank	12/15/21	CZK	40,925	USD	1,853	42
JPMorgan Chase Bank	12/15/21	MXN	62,644	USD	3,011	104
JPMorgan Chase Bank	12/15/21	CZK	78,889	EUR	3,108	8
JPMorgan Chase Bank	12/15/21	CZK	39,519	EUR	1,550	(4)
JPMorgan Chase Bank	12/15/21	HUF	155,891	EUR	435	9
JPMorgan Chase Bank	12/15/21 - 01/18/22	ZAR	574,105	USD	38,075	2,443
JPMorgan Chase Bank	12/15/21 - 01/11/22	COP	52,144,202	USD	13,482	496
JPMorgan Chase Bank	12/16/21	KRW	4,243,295	USD	3,595	19
JPMorgan Chase Bank	12/20/21	USD	719	PHP	36,144	(3)
JPMorgan Chase Bank	12/28/21	USD	472	THB	15,909	1
JPMorgan Chase Bank	12/20/21 - 12/28/21	USD	3,776	THB	125,080	(63)
JPMorgan Chase Bank	12/20/21	RUB	323,201	USD	4,376	49
JPMorgan Chase Bank	12/22/21	TRY	8,204	USD	888	274
JPMorgan Chase Bank	12/28/21	THB	18,908	USD	564	3
JPMorgan Chase Bank	01/21/22	EUR	3,070	PLN	14,170	(46)
JPMorgan Chase Bank	01/24/22 - 02/22/22	USD	1,090	KRW	1,298,419	5
JPMorgan Chase Bank	02/22/22	USD	15,426	KRW	18,235,918	(38)
JPMorgan Chase Bank	01/28/22	USD	1,270	EUR	1,087	(44)
JPMorgan Chase Bank	01/28/22	EUR	16,695	USD	19,554	725
JPMorgan Chase Bank	01/28/22	JPY	314,633	USD	2,876	102
JPMorgan Chase Bank	02/14/22	USD	9,326	RON	40,222	(227)
JPMorgan Chase Bank	02/14/22	USD	21,981	PLN	87,783	(855)
JPMorgan Chase Bank	02/16/22	USD	452	UAH	12,574	—
JPMorgan Chase Bank	06/30/22	EUR	1,772	RON	8,984	(8)
JPMorgan Chase Bank	06/30/22	RON	2,969	EUR	585	2
Merrill Lynch	12/15/21	USD	1,415	ZAR	21,466	(78)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Merrill Lynch	12/15/21	USD	4,539	HUF	1,352,857	$(370)
Merrill Lynch	12/15/21	USD	9,203	RUB	677,654	(121)
Merrill Lynch	12/15/21	RON	46,588	USD	11,098	503
Merrill Lynch	12/15/21	UAH	112,538	USD	4,266	144
Merrill Lynch	03/16/22	THB	174,119	USD	5,221	52
Morgan Stanley	12/03/21	EUR	1,145	USD	1,292	3
Morgan Stanley	12/13/21 - 02/22/22	USD	1,988	CNY	12,775	4
Morgan Stanley	12/14/21	INR	135,400	USD	1,810	11
Morgan Stanley	12/15/21	EUR	360	HUF	129,772	(5)
Morgan Stanley	12/15/21	EUR	1,525	CZK	39,302	23
Morgan Stanley	12/15/21	EUR	146	CZK	3,703	—
Morgan Stanley	12/15/21	USD	1,719	CLP	1,419,747	(17)
Morgan Stanley	12/15/21	ZAR	6,184	USD	415	30
Morgan Stanley	12/15/21	USD	1,723	RUB	128,591	1
Morgan Stanley	12/15/21	USD	6,456	RUB	464,938	(225)
Morgan Stanley	12/15/21	CZK	39,411	EUR	1,560	13
Morgan Stanley	12/15/21	RUB	47,218	USD	636	3
Morgan Stanley	12/15/21	MXN	73,840	USD	3,524	97
Morgan Stanley	12/15/21	HUF	508,979	EUR	1,399	8
Morgan Stanley	12/15/21	CLP	1,368,613	USD	1,633	(8)
Morgan Stanley	12/17/21 - 02/22/22	CNY	34,673	USD	5,415	(9)
Morgan Stanley	12/22/21	USD	3,254	TRY	30,713	(956)
Morgan Stanley	12/28/21	THB	37,038	USD	1,135	35
Morgan Stanley	01/11/22	ILS	12,000	USD	3,836	18
Morgan Stanley	01/21/22	EUR	1,516	PLN	6,940	(36)
Morgan Stanley	01/21/22	PLN	4,298	EUR	924	6
Morgan Stanley	02/02/22	USD	17,579	BRL	100,142	(89)
Morgan Stanley	02/02/22	EGP	49,741	USD	3,090	(12)
Morgan Stanley	02/09/22	IDR	25,838,187	USD	1,801	8
Standard Bank	12/02/21	USD	1,967	BRL	10,797	(56)
Standard Bank	12/03/21 - 02/03/22	EUR	26,218	USD	30,339	771
Standard Bank	12/03/21 - 02/03/22	USD	35,404	EUR	30,341	(1,246)
Standard Bank	12/15/21	USD	714	PHP	35,866	(2)
Standard Bank	12/15/21	ZAR	2,270	USD	149	8
Standard Bank	12/15/21	MYR	3,330	USD	793	3
Standard Bank	12/15/21	USD	2,664	PEN	10,852	8
Standard Bank	12/15/21	USD	2,302	PEN	9,290	(15)
Standard Bank	12/15/21	USD	5,810	MYR	24,214	(65)
Standard Bank	12/15/21	USD	868	IDR	12,476,051	2
Standard Bank	12/15/21	USD	5,377	IDR	76,421,127	(49)
Standard Bank	12/15/21	USD	9,221	CLP	7,117,779	(688)
Standard Bank	12/15/21	USD	10,175	THB	340,623	(64)
Standard Bank	12/15/21	USD	28,630	CNY	183,681	157
Standard Bank	12/15/21	THB	168,666	USD	5,009	2
Standard Bank	12/15/21	THB	100,368	USD	2,977	(3)
Standard Bank	12/15/21	PHP	415,470	USD	8,142	(98)
Standard Bank	12/15/21	COP	41,260,703	USD	10,784	500
Standard Bank	12/20/21	USD	3,694	SGD	5,019	(34)
Standard Bank	02/16/22	USD	1,055	UAH	29,339	1

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	02/16/22	USD	911	ZMW	17,775	$54
Standard Bank	02/16/22	USD	695	ZMW	12,667	(8)
Standard Chartered	12/03/21	USD	966	IDR	13,646,740	(13)
Standard Chartered	12/07/21 - 01/03/22	PHP	105,478	USD	2,092	2
Standard Chartered	12/09/21	TWD	97,320	USD	3,491	(14)
Standard Chartered	12/13/21	CNY	599	USD	94	—
Standard Chartered	12/13/21	USD	1,842	CNY	11,952	31
Standard Chartered	12/13/21	THB	64,403	USD	1,965	54
Standard Chartered	12/15/21	EUR	1,554	HUF	546,158	(67)
Standard Chartered	12/15/21	USD	2,578	RUB	188,827	(47)
Standard Chartered	12/15/21	USD	3,684	IDR	52,048,536	(56)
Standard Chartered	12/15/21	RUB	36,255	USD	489	3
Standard Chartered	12/15/21	RUB	123,539	USD	1,653	(2)
Standard Chartered	12/15/21	PHP	240,059	USD	4,710	(51)
Standard Chartered	12/15/21	COP	2,575,075	USD	676	35
Standard Chartered	12/15/21 - 01/24/22	KRW	2,703,867	USD	2,285	6
Standard Chartered	12/16/21	UAH	17,231	USD	632	1
Standard Chartered	01/21/22	PLN	6,566	EUR	1,427	27
Standard Chartered	02/02/22	USD	1,445	BRL	8,323	9
Standard Chartered	02/02/22	USD	852	BRL	4,854	(4)
Standard Chartered	02/02/22	BRL	7,394	USD	1,313	22
Standard Chartered	06/30/22	EUR	177	RON	904	—
State Street	12/03/21	EUR	3,980	USD	4,610	130
State Street	12/15/21	USD	1,362	RUB	97,688	(53)
State Street	12/15/21	EUR	1,513	CZK	39,060	24
State Street	12/15/21	EUR	1,566	HUF	564,807	(27)
State Street	12/15/21	USD	2,114	MXN	43,681	(87)
State Street	12/15/21	PLN	7,296	EUR	1,587	25
State Street	12/15/21	MXN	36,437	USD	1,786	95
State Street	12/15/21	CZK	39,569	EUR	1,565	11
State Street	12/15/21	RUB	270,123	USD	3,731	111
State Street	12/15/21	HUF	544,761	EUR	1,557	75
State Street	12/28/21	THB	36,377	USD	1,081	1
State Street	02/03/22	USD	460	EUR	410	5
						$(4,891)

A list of open centrally cleared swap agreements held by the Fund at November 30, 2021, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY CLP - SINACOFI CHILE INTERBANK RATE AVG	1.960%	Semi-Annually	12/20/2021	CLP	3,489,141	$3	$–	$3
6-MONTH CZK PRIBOR	3.25%	Semi-Annually	11/22/2026	CZK	95,901	16	–	16
6-MONTH POLAND WARSAW INTERBANK OFFER RATE (WIBOR)	2.99% FIXED	Semi-Annually	11/08/2026	PLN	29,719	(12)	–	(12)
3-Month TWD TAIBOR	0.875%	Quarterly	10/26/2026	TWD	102,000	(29)	–	(29)
3-Month TWD TAIWAN INTERBANK MMONEY CENTER(TAIBOR)	0.742%	Quarterly	10/07/2026	TWD	100,000	(6)	–	(6)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3-Month TAIWAN INTERBANK MONEY CENTER (TAIBOR3-Month)	0.733% FIXED	Quarterly	09/30/2026	TWD	100,400	$(4)	$–	$(4)
1-DAY INR MIBOR	5.148%	Semi-Annually	09/02/2026	INR	300,000	8	–	8
6-MONTH CZK PRIBOR	3.33%	Semi-Annually	11/25/2026	CZK	90,930	30	–	30
1-DAY INR MIBOR	5.145%	Semi-Annually	08/27/2026	INR	310,000	8	–	8
1-DAY SINACOFI CHILE INTERBANK RATE AVG(CLICP)	2.26% FIXED	Semi-Annually	03/16/2026	CLP	2,687,914	(359)	–	(359)
6-MONTH BKIBOR THB	1.1%	Semi-Annually	03/10/2026	THB	122,000	13	–	13
6-MONTH BKIBOR THB	0.995%	Semi-Annually	03/01/2026	THB	137,000	32	–	32
1.16%	1-DAY CLP - SINACOFI CHILE INTERBANK RATE AVG	Semi-Annually	06/23/2025	CLP	3,237,689	(504)	–	(504)
1.36%	1-DAY CLP - SINACOFI CHILE INTERBANK RATE AVG	Semi-Annually	06/17/2025	CLP	2,668,591	(393)	–	(393)
6.45%	28-DAY MXN - TIIE	Monthly	04/01/2025	MXN	45,932	(50)	–	(50)
5.815%	28-DAY MEXICAN INTERBANK RATE (TIIE)	Monthly	04/06/2026	MXN	41,751	(107)	–	(107)
7.7325%	1-DAY BRL- CETIP 01/02/2025	Annually	01/02/2025	BRL	19,516	(362)	–	(362)
7.72%	28-DAY MXN - TIIE	Monthly	12/03/2026	MXN	16,200	14	–	14
1-DAY OVERNIGHT BRAZIL INTERBANK DEPOSIT(CETIP)	10.29%	Annually	01/04/2027	BRL	7,948	61	–	61
28-DAY MXN MEXICAN INTERBANK RATE(TIIE)	7.345%	Monthly	11/10/2031	MXN	23,157	(10)	–	(10)
6-MONTH HUF BUBOR	3.305%	Annually	10/04/2031	HUF	539,013	(87)	–	(87)
1.905%	6-MONTH PLN WIBOR	Annually	05/18/2031	PLN	3,124	(61)	–	(61)
2.145%	1-DAY CLP - SINACOFI CHILE INTERBANK RATE AVG	Semi-Annually	08/24/2030	CLP	616,282	(165)	–	(165)
1-DAY COP- COLUMBIA IBR OVERNIGHT INTERBANK	4.21%	Quarterly	07/08/2030	COP	682,690	(28)	–	(28)
1-DAY CLP - SINACOFI CHILE INTERBANK RATE AVG	2.33%	Semi-Annually	06/05/2030	CLP	1,146,740	283	–	283
8.155%	28-DAY MXN - TIIE	Monthly	12/28/2026	MXN	21,000	37	–	37
1-DAY COP- COLUMBIA IBR OVERNIGHT INTERBANK	4.98%	Quarterly	04/23/2030	COP	1,595,236	43	–	43
1.75%	6-MONTH PLN - WIBOR	Annually	02/26/2030	PLN	6,203	(121)	–	(121)
28-DAY MXN - TIIE	6.82%	Monthly	09/10/2029	MXN	27,850	44	–	44
28-DAY MXN - TIIE	6.9225%	Monthly	08/31/2029	MXN	58,394	76	–	76
1-DAY COP- COLUMBIA IBR OVERNIGHT INTERBANK	5.37	Quarterly	06/21/2029	COP	3,800,000	71	–	71
1-DAY COP- COLUMBIA IBR OVERNIGHT INTERBANK	5.81%	Quarterly	04/03/2029	COP	7,450,804	86	–	86
7.51%	28-DAY MXN - TIIE	Monthly	04/20/2027	MXN	11,913	5	–	5
5.47%	1-DAY COP - COLUMBIA IBR OVERNIGHT INTERBANK	Quarterly	03/11/2030	COP	1,499,197	28	–	28
28-DAY MEXICAN INTERBANK RATE (TIIE)	7.375	Monthly	11/10/2031	MXN	28,822	(10)	–	(10)
0.82%	1-DAY BRL - CETIP	Annually	01/02/2025	BRL	4,671	(113)	–	(113)
6.77%	1-DAY BRL - CETIP	Annually	01/02/2025	BRL	5,570	(137)	–	(137)
5.55%	28-DAY MXN - TIIE	Monthly	04/13/2023	MXN	66,291	(49)	–	(49)
4.43%	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	16,859	226	–	226
6.23%	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	7,534	(81)	–	(81)
6.61%	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	6,301	(63)	–	(63)
5.25%	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	15,387	(192)	–	(192)
9.255%	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	2,474	(15)	–	(15)
3-Month MOSCOW PRIME OFFER RATE (MOSPRIME)	7.192% FIXED	Annually	07/27/2023	RUB	1,623,347	(440)	–	(440)
6.77%	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	8,540	(83)	–	(83)
6.71%	28-DAY MXN - TIIE	Monthly	07/07/2022	MXN	45,683	9	–	9
6.745%	28-DAY MXN - TIIE	Monthly	06/23/2022	MXN	49,636	10	–	10

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
7.705%	28-DAY MXN - TIIE	Monthly	01/21/2022	MXN	6,000	$1	$–	$1
2.885 FIXED	1-DAY BRL - CETIP	Annually	01/03/2022	BRL	24,057	(23)	–	(23)
2.99%	1-DAY BRL - CETIP	Annually	01/03/2022	BRL	34,427	(33)	–	(33)
5.89%	1-DAY BRL - CETIP	Annually	01/03/2022	BRL	36,997	(19)	–	(19)
1-DAY CETIP - BRL	6.23%	Annually	01/02/2023	BRL	63,068	641	–	641
6.455%	1-DAY BRL - CETIP	Annually	01/02/2025	BRL	4,989	(129)	–	(129)
3-MONTH THB BKIBOR	0.8525	Semi-Annually	11/01/2023	THB	293,000	(25)	–	(25)
3.76%	6-MONTH CZK PRIBOR	Annually	11/22/2023	CZK	274,636	45	–	45
5.65%	1-DAY BRL - CETIP	Annually	01/02/2025	BRL	17,121	(504)	–	(504)
6-MONTH CZK PRIBOR	2.465%	Annually	09/21/2024	CZK	133,863	(117)	–	(117)
5.47%	28-DAY MXN - TIIE	Monthly	06/19/2024	MXN	221,391	(197)	–	(197)
6-MONTH PLN - WIBOR	1.9865%	Semi-Annually	03/25/2024	PLN	11,516	47	–	47
5.1525%	28-DAY MEXICAN INTERBANK RATE (TIIE)	Monthly	02/22/2024	MXN	185,141	(195)	–	(195)
5.7%	1-DAY BRL - CETIP	Annually	01/02/2024	BRL	12,439	(257)	–	(257)
5.01%	GOLDMAN SACHS	Monthly	11/22/2023	MXN	211,565	(237)	–	(237)
1-DAY BRL CETIP	5.9725%	Annually	01/02/2024	BRL	10,140	(197)	–	(197)
5.56	1-DAY BRL - CETIP	Annually	01/02/2024	BRL	26,364	(560)	–	(560)
5.715%	1-DAY BRL CETIP	Annually	01/02/2024	BRL	11,232	(228)	–	(228)
4.99%	1-DAY BRL CETIP	Annually	01/02/2024	BRL	11,034	(247)	–	(247)
6.5%	1-DAY BRL - CETIP	Annually	01/02/2024	BRL	6,494	(119)	–	(119)
7.45%	1-DAY OVERNIGHT BRAZIL INTERBANK DEPOSIT(CETIP)	Annually	01/02/2024	BRL	15,514	(219)	–	(219)
3.795%	6-MONTH CZK PRIBOR	Annually	11/25/2023	CZK	259,529	51	–	51
4.835%	1-DAY BRL - CETIP	Annually	01/02/2024	BRL	30,017	(696)	–	(696)
3.69%	6-MONTH HUF BUBOR	Annually	11/11/2031	HUF	463,175	39	–	39
						$(5,556)	$–	$(5,556)

A list of open OTC swap agreements held by the Fund at November 30, 2021, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	6.29%	3-MONTH MOSCOW PRIME OFFERED RATE - RUB	Quarterly	12/20/2021	RUB	700,000	$565	$–	$565
JPMorgan Chase	3.43%	1-DAY CLP - SINACOFI CHILE INTERBANK RATE AVG	Semi-Annually	05/10/2022	CLP	933,434	4	–	4
Goldman Sachs	5.900%	28-DAY MXN - TIIE	Monthly	09/12/2022	MXN	99,662	(12)	–	(12)
Goldman Sachs	11.985%	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	3,000	238	–	238
Goldman Sachs	10.89%	1-DAY BRL - CETIP	Quarterly	01/03/2023	BRL	6,139	342	–	342
Goldman Sachs	7.072%	3-MONTH MOSCOW PRIME OFFERED RATE - RUB	Quarterly	04/02/2023	RUB	1,057,550	224	–	224
JPMorgan Chase	3-Month MYR KLIBOR	2.48%	Quarterly	10/27/2023	MYR	37,000	(21)	–	(21)
Goldman Sachs	3-Month RUB MOSPRIME	7.981%	Annually	10/04/2024	RUB	473,557	(185)	–	(185)
Goldman Sachs	6.355%	28-DAY MXN - TIIE	Monthly	05/21/2025	MXN	29,801	(38)	–	(38)
Goldman Sachs	6.205%	28-DAY MXN - TIIE	Monthly	12/08/2025	MXN	21,174	(37)	–	(37)
Goldman Sachs	6.165%	28-DAY MXN - TIIE	Monthly	03/05/2026	MXN	63,199	(122)	–	(122)
JPMorgan Chase	6.13%	28-DAY MXN - TIIE	Monthly	06/18/2026	MXN	47,000	(100)	–	(100)
Citibank	1.87750%	6-MONTH CZK PRIBOR	Annually	07/09/2026	CZK	57,553	(130)	–	(130)
Citibank	1.822%	6-MONTH CZK PRIBOR	Annually	07/12/2026	CZK	95,449	(227)	–	(227)
Citibank	1.8282%	6-MONTH CZK PRIBOR	Annually	07/12/2026	CZK	102,726	(242)	–	(242)
Goldman Sachs	CZECH INTERBANK OFFERED(CZK-PRIBOR)	2.158% FIXED	Annually	08/30/2026	CZK	120,567	(205)	–	(205)
Goldman Sachs	6.381%	28-DAY MXN - TIIE	Monthly	09/16/2026	MXN	35,000	(62)	–	(62)
							$(8)	$–	$(8)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Percentages are based on Net Assets of $2,242,807 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2021.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2021, the value of these securities amounted to $324,023 ($ Thousands), representing 14.4% of the Net Assets of the Fund.

(B)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.
(D)

Certain securities or partial positions of certain securities are on loan at November 30, 2021 (see Note 12). The total market value of securities on loan at November 30, 2021 was $2,338 ($ Thousands).

(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(F)	Perpetual security with no stated maturity date.
(G)	Security is in default on interest payment.
(H)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2021 was $2,483 ($ Thousands).

BKIBOR — Bankok Libor
BRL — Brazilian Real
BUBOR— Budapest Interbank Offered Rate
CETIP— Central of Custody and Financial Settlement of Securities
CLICP — Sinacofi Chile Interbank Rate Avg
CLP — Chilean Peso
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DAC — Designated Activity Company
EGP — Egyptian Pound
EUR — Euro
GHS — Ghanaian Cedi
HUF — Hungarian Forint
IBR — Income-Based Repayment
ICE— Intercontinental Exchange
IDR — Indonesian Rupiah
INR — Indian Rupee
ILS — Israeli New Sheckels
JPY — Japanese Yen
JSC — Joint-Stock Company
KRW — Korean Won
KZT - Kazakhstani Tenge
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
Ltd. — Limited
MIBOR — Mumbai InterBank Overnight Rate
MosPrime— Moscow Prime Offered Rate
MTN — Medium Term Note
MXN — Mexican Peso
MYR — Malaysian Ringgit
OTC — Over The Counter
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PJSC — Public Joint-Stock Company
PLN — Polish Zloty
PRIBOR— Prague Interbank Offered Rate

RON — Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
SGD — Singapore Dollar
Ser — Series
THB — Thai Baht
TIIE — Interbank Equilibrium Interest Rate
TRY — Turkish Lira
TWD — Taiwan Dollar
UAH — Ukrainian Hryvnia
UGX — Ugandan Shilling
ULC — Unlimited Liability Company
USD — U.S. Dollar
UYU — Uruguayan Peso
WIBOR— Warsaw Interbank Offered Rate
VAR — Variable Rate
VND — Vietnamese Dong
ZAR — South African Rand
ZMW — Zambian Kwacha

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	2,093,428	–	2,093,428
Affiliated Partnership	–	2,483	–	2,483
Total Investments in Securities	–	2,095,911	–	2,095,911

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	984	–	–	984
Unrealized Depreciation	(611)	–	–	(611)
Forwards Contracts*
Unrealized Appreciation	–	25,028	–	25,028
Unrealized Depreciation	–	(29,919)	–	(29,919)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	1,373	–	1,373
Unrealized Depreciation	–	(1,381)	–	(1,381)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	1,927	–	1,927
Unrealized Depreciation	–	(7,483)	–	(7,483)
Total Other Financial Instruments	373	(10,455)	–	(10,082)

*	Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Emerging Markets Debt Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$3,893	$8,947	$(10,357)	$—	$—	$2,483	2,482,526	$26	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Real Return Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 98.5%
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	$12,658	$14,531
2.000%, 01/15/2026	8,851	10,308
0.625%, 04/15/2023	20,005	21,094
0.625%, 01/15/2024	21,702	23,268
0.625%, 01/15/2026	17,036	18,819
0.500%, 04/15/2024	12,049	12,931
0.375%, 07/15/2023	22,754	24,138
0.375%, 07/15/2025	19,889	21,724
0.250%, 01/15/2025	18,779	20,239
0.125%, 01/15/2023	23,533	24,514
0.125%, 07/15/2024	19,911	21,366
0.125%, 10/15/2024	17,333	18,618
0.125%, 04/15/2025	14,270	15,351
0.125%, 10/15/2025	17,284	18,723
0.125%, 10/15/2025	3	3
0.125%, 04/15/2026	14,833	16,083
0.125%, 07/15/2026	16,820	18,347
0.125%, 10/15/2026	9,970	10,883

Total U.S. Treasury Obligations
(Cost $298,601) ($ Thousands)		310,940

Total Investments in Securities — 98.5%
(Cost $298,601) ($ Thousands)		$310,940

Percentages are based on Net Assets of $315,560 ($ Thousands).

As of November 30, 2021, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Limited Duration Bond Fund

†	Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 32.6%
U.S. Treasury Bills (A)
0.059%, 04/14/2022	$16,240	$16,235
0.052%, 04/07/2022	415	415
0.052%, 04/28/2022	6,510	6,508
0.048%, 02/01/2022	1,980	1,980
U.S. Treasury Notes
1.750%, 12/31/2024	71,380	73,321
1.250%, 11/30/2026	9,660	9,703
1.125%, 10/31/2026	4,620	4,613
0.750%, 11/15/2024	3,810	3,801
0.500%, 03/15/2023	42,875	42,964
0.500%, 11/30/2023	78,675	78,592
0.500%, 03/31/2025	27,000	26,625
0.375%, 10/31/2023	77,890	77,677
0.250%, 09/30/2023	24,795	24,682
0.250%, 06/15/2024	59,455	58,735
0.125%, 05/15/2023	25,100	25,005
0.125%, 10/15/2023	33,595	33,348
0.125%, 12/15/2023	90,760	89,920

Total U.S. Treasury Obligations
(Cost $575,839) ($ Thousands)		574,124

CORPORATE OBLIGATIONS — 29.7%
Communication Services — 1.0%
AT&T
2.300%, 06/01/2027	2,000	2,031
0.689%, VAR United States Secured Overnight Financing Rate + 0.640%, 03/25/2024	10,490	10,496
Level 3 Financing
3.400%, 03/01/2027 (B)	700	717

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (B)	$1,000	$1,121
4.738%, 03/20/2025 (B)	1,444	1,506
T-Mobile USA
3.875%, 04/15/2030	770	837
3.750%, 04/15/2027	640	688
3.500%, 04/15/2025	705	746

		18,142

Consumer Discretionary — 2.5%
7-Eleven
0.800%, 02/10/2024 (B)	12,395	12,262
Alimentation Couche-Tard
3.550%, 07/26/2027 (B)	400	430
Daimler Finance North America LLC
1.056%, VAR ICE LIBOR USD 3 Month + 0.900%, 02/15/2022 (B)	2,190	2,193
Ford Motor Credit LLC
5.596%, 01/07/2022	9	9
1.221%, VAR ICE LIBOR USD 3 Month + 1.080%, 08/03/2022	955	954
General Motors Financial
3.150%, 06/30/2022	285	289
1.050%, 03/08/2024	9,230	9,171
Hyatt Hotels
1.300%, 10/01/2023	1,400	1,401
Hyundai Capital America
1.250%, 09/18/2023 (B)	3,660	3,666
Hyundai Capital America MTN
0.800%, 01/08/2024 (B)	5,610	5,564
Toyota Motor Credit MTN
0.450%, 01/11/2024	7,760	7,683

		43,622

Consumer Staples — 1.8%
BAT Capital
3.222%, 08/15/2024	860	896
BayCare Health System
2.610%, 11/15/2022	1,190	1,212
Bayer US Finance II LLC
3.875%, 12/15/2023 (B)	745	783
CommonSpirit Health
2.760%, 10/01/2024	960	994
1.547%, 10/01/2025	8,555	8,510
Fresenius Medical Care US Finance II
5.875%, 01/31/2022 (B)	760	766
Fresenius US Finance II
4.500%, 01/15/2023 (B)	955	984
Hormel Foods
0.650%, 06/03/2024	8,800	8,728

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Imperial Brands Finance PLC
4.250%, 07/21/2025 (B)	$1,035	$1,115
Keurig Dr Pepper
0.750%, 03/15/2024	7,575	7,496

		31,484

Energy — 2.3%
Enbridge
0.550%, 10/04/2023	11,500	11,417
Energy Transfer
5.950%, 12/01/2025	748	853
4.250%, 03/15/2023	6,377	6,584
4.250%, 04/01/2024	250	263
4.050%, 03/15/2025	1,000	1,061
Petroleos Mexicanos
5.350%, 02/12/2028	1,200	1,154
Pioneer Natural Resources
0.750%, 01/15/2024	7,365	7,310
Saudi Arabian Oil MTN
2.875%, 04/16/2024 (B)	11,985	12,392

		41,034

Financials — 14.8%
American Express
0.750%, 11/03/2023	11,545	11,522
Athene Global Funding
0.750%, VAR United States Secured Overnight Financing Rate + 0.700%, 05/24/2024 (B)	920	921
Avolon Holdings Funding
3.625%, 05/01/2022 (B)	890	899
2.528%, 11/18/2027 (B)	133	130
Bank of America
3.335%, VAR ICE LIBOR USD 3 Month + 0.650%, 01/25/2023	1,000	1,004
3.004%, VAR ICE LIBOR USD 3 Month + 0.790%, 12/20/2023	8,375	8,564
Bank of America MTN
2.881%, VAR ICE LIBOR USD 3 Month + 1.021%, 04/24/2023	2,000	2,017
1.486%, VAR United States Secured Overnight Financing Rate + 1.460%, 05/19/2024	2,150	2,164
0.810%, VAR United States Secured Overnight Financing Rate + 0.740%, 10/24/2024	9,200	9,142
Bank of Montreal MTN
0.729%, VAR United States Secured Overnight Financing Rate + 0.680%, 03/10/2023	2,270	2,282

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Canadian Imperial Bank of Commerce
0.389%, VAR United States Secured Overnight Financing Rate + 0.340%, 06/22/2023	$6,950	$6,957
Citigroup
3.352%, VAR ICE LIBOR USD 3 Month + 0.897%, 04/24/2025	1,645	1,722
0.981%, VAR United States Secured Overnight Financing Rate + 0.669%, 05/01/2025	8,965	8,905
Credit Suisse Group
2.593%, VAR United States Secured Overnight Financing Rate + 1.560%, 09/11/2025 (B)	2,210	2,260
Credit Suisse NY
0.495%, 02/02/2024	8,365	8,280
0.440%, VAR United States Secured Overnight Financing Rate + 0.390%, 02/02/2024	6,856	6,844
DNB Bank
0.856%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.330%, 09/30/2025 (B)	1,405	1,389
F&G Global Funding
0.900%, 09/20/2024 (B)	10,100	9,969
Federation des Caisses Desjardins du Quebec
0.450%, 10/07/2023 (B)	7,660	7,609
General Electric MTN
0.520%, VAR ICE LIBOR USD 3 Month + 0.380%, 05/05/2026	350	346
Goldman Sachs Group
0.925%, VAR United States Secured Overnight Financing Rate + 0.486%, 10/21/2024	13,525	13,475
0.481%, 01/27/2023	6,270	6,249
Goldman Sachs Group MTN
2.905%, VAR ICE LIBOR USD 3 Month + 0.990%, 07/24/2023	500	506
HCP
4.000%, 06/01/2025	635	687
HSBC Holdings
0.630%, VAR United States Secured Overnight Financing Rate + 0.580%, 11/22/2024	12,255	12,255
HSBC Holdings PLC
1.160%, VAR ICE LIBOR USD 3 Month + 1.000%, 05/18/2024	225	227
0.976%, VAR United States Secured Overnight Financing Rate + 0.708%, 05/24/2025	1,870	1,849

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
0.732%, VAR United States Secured Overnight Financing Rate + 0.534%, 08/17/2024	$700	$695
JPMorgan Chase
4.023%, VAR ICE LIBOR USD 3 Month + 1.000%, 12/05/2024	11,510	12,162
3.900%, 07/15/2025	8,470	9,149
0.969%, VAR United States Secured Overnight Financing Rate + 0.580%, 06/23/2025	385	382
0.697%, VAR United States Secured Overnight Financing Rate + 0.580%, 03/16/2024	2,325	2,322
Lloyds Banking Group PLC
3.870%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.500%, 07/09/2025	180	191
2.858%, VAR ICE LIBOR USD 3 Month + 1.249%, 03/17/2023	1,910	1,922
Macquarie Group
1.340%, VAR United States Secured Overnight Financing Rate + 1.069%, 01/12/2027 (B)	705	689
Macquarie Group MTN
1.201%, VAR United States Secured Overnight Financing Rate + 0.694%, 10/14/2025 (B)	910	903
Morgan Stanley MTN
0.791%, VAR United States Secured Overnight Financing Rate + 0.509%, 01/22/2025	725	717
0.560%, VAR United States Secured Overnight Financing Rate + 0.466%, 11/10/2023	15,260	15,213
0.529%, VAR United States Secured Overnight Financing Rate + 0.455%, 01/25/2024	2,745	2,734
National Bank of Canada
0.900%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.770%, 08/15/2023	13,785	13,805
National Securities Clearing
1.200%, 04/23/2023 (B)	7,290	7,348
Nationwide Building Society
4.363%, VAR ICE LIBOR USD 3 Month + 1.392%, 08/01/2024 (B)	335	352
3.766%, VAR ICE LIBOR USD 3 Month + 1.064%, 03/08/2024 (B)	350	362
Nationwide Building Society MTN
3.622%, VAR ICE LIBOR USD 3 Month + 1.181%, 04/26/2023 (B)	1,890	1,911

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nationwide Mutual Insurance
2.406%, VAR ICE LIBOR USD 3 Month + 2.290%, 12/15/2024 (B)	$1,000	$1,001
Natwest Group PLC
3.498%, VAR ICE LIBOR USD 3 Month + 1.480%, 05/15/2023	1,900	1,923
NatWest Markets
0.580%, VAR United States Secured Overnight Financing Rate + 0.530%, 08/12/2024 (B)	6,770	6,779
Pacific Life Global Funding II
0.500%, 09/23/2023 (B)	5,615	5,590
Park Aerospace Holdings
4.500%, 03/15/2023 (B)	170	176
PNC Bank
0.495%, VAR ICE LIBOR USD 3 Month + 0.325%, 02/24/2023	10,875	10,883
Protective Life Global Funding
1.082%, 06/09/2023 (B)	7,785	7,834
Santander UK Group Holdings PLC
4.796%, VAR ICE LIBOR USD 3 Month + 1.570%, 11/15/2024	410	438
3.571%, 01/10/2023	1,615	1,620
1.089%, VAR United States Secured Overnight Financing Rate + 0.787%, 03/15/2025	200	198
Trinity Acquisition
4.625%, 08/15/2023	860	907
Truist Financial MTN
0.449%, VAR United States Secured Overnight Financing Rate + 0.400%, 06/09/2025	11,135	11,104
UBS AG/London
0.700%, 08/09/2024 (B)	1,170	1,158
UBS Group
1.008%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.830%, 07/30/2024 (B)	7,365	7,360
Wells Fargo MTN
2.164%, VAR ICE LIBOR USD 3 Month + 0.750%, 02/11/2026	3,485	3,556

		259,558

Health Care — 1.8%
AbbVie
3.800%, 03/15/2025	35	37
3.750%, 11/14/2023	550	578
Baxter International
0.868%, 12/01/2023 (B)	1,325	1,320
Gilead Sciences
0.750%, 09/29/2023	6,067	6,047
HCA
5.000%, 03/15/2024	610	658

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.750%, 05/01/2023	$1,655	$1,738
Humana
3.850%, 10/01/2024	1,500	1,600
0.650%, 08/03/2023	675	671
PerkinElmer
0.850%, 09/15/2024	1,170	1,151
Royalty Pharma PLC
0.750%, 09/02/2023	985	980
Stryker
0.600%, 12/01/2023	6,490	6,435
Thermo Fisher Scientific
1.215%, 10/18/2024	10,155	10,156

		31,371

Industrials — 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.875%, 01/16/2024	580	620
3.950%, 02/01/2022	1,000	1,002
1.650%, 10/29/2024	650	649
Air Lease
3.500%, 01/15/2022	690	693
Air Lease MTN
0.700%, 02/15/2024	400	394
BAE Systems Holdings
3.850%, 12/15/2025 (B)	625	674
Boeing
1.433%, 02/04/2024	680	680
Canadian Pacific Railway
1.350%, 12/02/2024	8,520	8,512
Delta Air Lines Pass-Through Trust, Ser 2002-1, Cl G
6.718%, 01/02/2023	–	–
GE Capital Funding LLC
4.400%, 05/15/2030	1,190	1,414
General Electric MTN
1.124%, VAR ICE LIBOR USD 3 Month + 1.000%, 04/15/2023	2,000	2,017
IHS Markit
5.000%, 11/01/2022 (B)	1,500	1,543
3.625%, 05/01/2024	430	450
Sydney Airport Finance
3.900%, 03/22/2023 (B)	965	1,001

		19,649

Information Technology — 0.8%
Global Payments
1.500%, 11/15/2024	790	788
NXP BV
4.625%, 06/01/2023 (B)	1,485	1,562
Oracle
1.650%, 03/25/2026	1,865	1,856

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Skyworks Solutions
0.900%, 06/01/2023	$1,145	$1,141
VMware
1.000%, 08/15/2024	9,175	9,110

		14,457

Materials — 0.1%
Berry Global
0.950%, 02/15/2024	1,415	1,398
International Flavors & Fragrances
0.697%, 09/15/2022 (B)	750	751

		2,149

Real Estate — 0.6%
American Campus Communities Operating Partnership
3.750%, 04/15/2023	1,395	1,439
Camden Property Trust
2.950%, 12/15/2022	1,490	1,518
CyrusOne/CyrusOne Finance
2.900%, 11/15/2024	1,430	1,483
GLP Capital LP / GLP Financing II
5.375%, 11/01/2023	2,803	2,982
Host Hotels & Resorts
3.750%, 10/15/2023	1,025	1,074
Kilroy Realty
3.450%, 12/15/2024	395	413
Kimco Realty
3.400%, 11/01/2022	1,350	1,376
SL Green Operating Partnership
3.250%, 10/15/2022	210	213

		10,498

Utilities — 2.9%
CenterPoint Energy
0.700%, VAR United States Secured Overnight Financing Rate + 0.650%, 05/13/2024	8,468	8,468
Dominion Energy
3.300%, 03/15/2025	1,570	1,652
2.450%, 01/15/2023 (B)	500	509
0.646%, VAR ICE LIBOR USD 3 Month + 0.530%, 09/15/2023	7,303	7,305
Jersey Central Power & Light
4.700%, 04/01/2024 (B)	1,545	1,645
NextEra Energy Capital Holdings
0.650%, 03/01/2023	1,250	1,248
0.450%, VAR United States Secured Overnight Financing Rate + 0.400%, 11/03/2023	4,990	4,981

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Southern
0.420%, VAR United States Secured Overnight Financing Rate + 0.370%, 05/10/2023	$11,395	$11,376
Southern California Edison
0.879%, VAR United States Secured Overnight Financing Rate + 0.830%, 04/01/2024	6,679	6,692
0.389%, VAR ICE LIBOR USD 3 Month + 0.270%, 12/03/2021	6,550	6,550

		50,426

Total Corporate Obligations
(Cost $523,335) ($ Thousands)		522,390

MORTGAGE-BACKED SECURITIES — 20.5%
Agency Mortgage-Backed Obligations — 8.4%
FHLMC
3.500%, 02/01/2034 to 12/01/2034	6,490	6,900
2.500%, 02/01/2031 to 08/01/2031	564	587
FHLMC ARM
1.793%, VAR ICE LIBOR USD 12 Month + 1.473%, 03/01/2037	11	11
FHLMC CMO, Ser 2004-2761, Cl FT
0.439%, VAR LIBOR USD 1 Month + 0.350%, 12/15/2033	66	66
FHLMC CMO, Ser 2005-2922, Cl FE
0.339%, VAR LIBOR USD 1 Month + 0.250%, 02/15/2035	683	687
FHLMC CMO, Ser 2005-2990, Cl LK
0.459%, VAR LIBOR USD 1 Month + 0.370%, 10/15/2034	820	824
FHLMC CMO, Ser 2006-3102, Cl FB
0.389%, VAR LIBOR USD 1 Month + 0.300%, 01/15/2036	382	383
FHLMC CMO, Ser 2006-3136, Cl KF
0.389%, VAR LIBOR USD 1 Month + 0.300%, 04/15/2036	378	380
FHLMC CMO, Ser 2009-3616, Cl FG
0.739%, VAR LIBOR USD 1 Month + 0.650%, 03/15/2032	394	401
FHLMC CMO, Ser 2010-3762, Cl FP
0.539%, VAR LIBOR USD 1 Month + 0.450%, 03/15/2040	92	92
FHLMC CMO, Ser 2010-3774, Cl EW
3.500%, 12/15/2025	276	288
FHLMC CMO, Ser 2011-3867, Cl FN
0.439%, VAR LIBOR USD 1 Month + 0.350%, 04/15/2040	19	19

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2011-3895, Cl FM
0.439%, VAR LIBOR USD 1 Month + 0.350%, 12/15/2040	$297	$298
FHLMC CMO, Ser 2011-3940, Cl PF
0.439%, VAR LIBOR USD 1 Month + 0.350%, 05/15/2040	131	131
FHLMC CMO, Ser 2011-3946, Cl FG
0.439%, VAR LIBOR USD 1 Month + 0.350%, 10/15/2039	46	46
FHLMC CMO, Ser 2011-3960, Cl JF
0.539%, VAR LIBOR USD 1 Month + 0.450%, 04/15/2041	132	133
FHLMC CMO, Ser 2012-4048, Cl GF
0.439%, VAR LIBOR USD 1 Month + 0.350%, 10/15/2040	104	105
FHLMC CMO, Ser 2012-4094, Cl BF
0.489%, VAR LIBOR USD 1 Month + 0.400%, 08/15/2032	562	562
FHLMC CMO, Ser 2012-4095, Cl FB
0.489%, VAR LIBOR USD 1 Month + 0.400%, 04/15/2039	9	9
FHLMC CMO, Ser 2012-4102, Cl LF
0.339%, VAR LIBOR USD 1 Month + 0.250%, 01/15/2040	146	146
FHLMC CMO, Ser 2013-4203, Cl DM
3.000%, 04/15/2033	287	301
FHLMC CMO, Ser 2014-4379, Cl CD
2.500%, 04/15/2033	292	298
FHLMC CMO, Ser 2015-4482, Cl CA
3.000%, 04/15/2034	363	372
FHLMC Multifamily Structured Pass-Through Certificates, Ser K037, Cl A1
2.592%, 04/25/2023	299	304
FHLMC Multifamily Structured Pass-Through Certificates, Ser K038, Cl A1
2.604%, 10/25/2023	170	172
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF34, Cl A
0.448%, VAR LIBOR USD 1 Month + 0.360%, 08/25/2024	437	438
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF37, Cl A
0.448%, VAR ICE LIBOR USD 1 Month + 0.360%, 09/25/2027	176	177
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF38, Cl A
0.418%, VAR LIBOR USD 1 Month + 0.330%, 09/25/2024	681	683
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF39, Cl A
0.408%, VAR LIBOR USD 1 Month + 0.320%, 11/25/2024	580	580

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF40, Cl A
0.428%, VAR LIBOR USD 1 Month + 0.340%, 11/25/2027	$168	$169
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF43, Cl A
0.328%, VAR ICE LIBOR USD 1 Month + 0.240%, 01/25/2028	551	553
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF51, Cl A
0.488%, VAR ICE LIBOR USD 1 Month + 0.400%, 08/25/2025	638	639
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF59, Cl A
0.628%, VAR ICE LIBOR USD 1 Month + 0.540%, 02/25/2029	1,143	1,151
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF66, Cl A
0.608%, VAR ICE LIBOR USD 1 Month + 0.520%, 07/25/2029	994	1,000
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF68, Cl A
0.578%, VAR ICE LIBOR USD 1 Month + 0.490%, 07/25/2026	927	931
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF83, Cl AL
0.448%, VAR ICE LIBOR USD 1 Month + 0.360%, 06/25/2030	1,930	1,931
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF86, Cl AL
0.378%, VAR ICE LIBOR USD 1 Month + 0.290%, 08/25/2027	1,198	1,200
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ08, Cl A2
2.356%, 08/25/2022	727	730
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ24, Cl A1
2.283%, 05/25/2026	1,543	1,584
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ26, Cl A1
2.135%, 07/25/2025	2,312	2,346
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ29, Cl A1
0.735%, 01/25/2026	1,508	1,492
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ30, Cl A1
0.526%, 01/25/2025	1,333	1,317
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ34, Cl A1
0.681%, 06/25/2026	1,427	1,400
FHLMC Multifamily Structured Pass-Through Certificates, Ser KPLB, Cl A
2.770%, 05/25/2025	900	946

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q004, Cl AFL
0.823%, VAR 12 Month Treas Avg + 0.740%, 05/25/2044	$533	$532
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M3
4.192%, VAR ICE LIBOR USD 1 Month + 4.100%, 08/25/2024	328	330
FNMA
3.430%, 10/01/2023	1,320	1,367
3.000%, 07/01/2030 to 08/01/2035	5,219	5,503
2.977%, 01/01/2026(C)	1,547	1,628
2.500%, 02/01/2031 to 11/01/2034	5,030	5,225
2.240%, 12/01/2022	9,150	9,240
2.000%, 12/01/2036	2,150	2,206
FNMA ACES, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	591	606
FNMA CMO, Ser 2005-83, Cl FP
0.422%, VAR LIBOR USD 1 Month + 0.330%, 10/25/2035	735	739
FNMA CMO, Ser 2006-31, Cl FP
0.392%, VAR LIBOR USD 1 Month + 0.300%, 05/25/2036	130	131
FNMA CMO, Ser 2006-56, Cl FE
0.522%, VAR LIBOR USD 1 Month + 0.430%, 07/25/2036	605	611
FNMA CMO, Ser 2007-98, Cl FD
0.542%, VAR LIBOR USD 1 Month + 0.450%, 06/25/2037	336	339
FNMA CMO, Ser 2008-24, Cl PF
0.742%, VAR LIBOR USD 1 Month + 0.650%, 02/25/2038	192	193
FNMA CMO, Ser 2010-43, Cl VF
0.642%, VAR LIBOR USD 1 Month + 0.550%, 05/25/2040	445	451
FNMA CMO, Ser 2012-111, Cl NF
0.442%, VAR LIBOR USD 1 Month + 0.350%, 05/25/2042	671	674
FNMA CMO, Ser 2012-54, Cl CF
0.792%, VAR LIBOR USD 1 Month + 0.700%, 05/25/2042	217	221
FNMA CMO, Ser 2012-93, Cl GF
0.342%, VAR LIBOR USD 1 Month + 0.250%, 07/25/2040	60	60
FNMA CMO, Ser 2013-116, Cl CB
2.500%, 04/25/2033	322	329
FNMA CMO, Ser 2013-6, Cl MC
2.000%, 02/25/2040	95	96
FNMA CMO, Ser 2016-48, Cl UF
0.492%, VAR LIBOR USD 1 Month + 0.400%, 08/25/2046	267	269

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2020-10, Cl FA
0.592%, VAR ICE LIBOR USD 1 Month + 0.500%, 03/25/2050	$1,957	$1,969
FNMA REMIC CMO, Ser 2019-79, Cl FA
0.592%, VAR ICE LIBOR USD 1 Month + 0.500%, 01/25/2050	556	560
FNMA TBA
3.000%, 01/15/2051	3,575	3,708
FREMF Mortgage Trust, Ser K21, Cl B
4.064%, 07/25/2045(B)(C)	2,181	2,214
FREMF Mortgage Trust, Ser K24, Cl B
3.627%, 11/25/2045(B)(C)	2,840	2,900
FREMF Mortgage Trust, Ser K28, Cl B
3.609%, 06/25/2046(B)(C)	2,855	2,940
FREMF Mortgage Trust, Ser K33, Cl B
3.612%, 08/25/2046(B)(C)	2,000	2,078
FREMF Mortgage Trust, Ser K35, Cl B
4.068%, 12/25/2046(B)(C)	3,175	3,329
GNMA
3.550%, 10/15/2050	2,100	2,103
3.000%, 01/20/2027 to 02/20/2030	1,890	1,976
GNMA ARM
2.000%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 02/20/2041	98	102
GNMA CMO, Ser 2007-1, Cl F
0.391%, VAR LIBOR USD 1 Month + 0.300%, 01/20/2037	452	453
GNMA CMO, Ser 2010-98, Cl QF
0.491%, VAR LIBOR USD 1 Month + 0.400%, 01/20/2040	425	426
GNMA CMO, Ser 2011-151, Cl BF
0.441%, VAR LIBOR USD 1 Month + 0.350%, 04/20/2041	380	382
GNMA CMO, Ser 2012-77, Cl FM
0.759%, VAR LIBOR USD 1 Month + 0.670%, 11/16/2039	617	623
GNMA TBA
2.500%, 01/15/2051	25,100	25,737
2.000%, 01/15/2051	4,375	4,424
GNMA, Ser 2008-92, Cl E
5.556%, 03/16/2044(C)	520	533
GNMA, Ser 2010-159, Cl D
4.295%, 09/16/2044(C)	1,368	1,394
GNMA, Ser 23, Cl D
3.488%, 07/16/2049(C)	744	761
UMBS TBA
2.500%, 01/15/2051	12,950	13,243

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.000%, 01/15/2051	$13,025	$13,007

		148,394
Mortgage Related Securities — 0.3%
Centex Home Equity Loan Trust, Ser 2006-A, Cl M1
0.542%, VAR ICE LIBOR USD 1 Month + 0.450%, 06/25/2036	1,477	1,473
GSAA Home Equity Trust, Ser 2005-6, Cl M1
0.737%, VAR ICE LIBOR USD 1 Month + 0.645%, 06/25/2035	2,045	2,058
GSAA Home Equity Trust, Ser 2005-MTR1, Cl A4
0.832%, VAR ICE LIBOR USD 1 Month + 0.740%, 10/25/2035	440	440
GSAA Home Equity Trust, Ser 2007-8, Cl A3
0.992%, VAR ICE LIBOR USD 1 Month + 0.900%, 08/25/2037	815	817
GSAA Trust, Ser 2005-10, Cl M4
1.067%, VAR ICE LIBOR USD 1 Month + 0.975%, 06/25/2035	7	7
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A1
0.552%, VAR ICE LIBOR USD 1 Month + 0.460%, 04/25/2029	261	255

		5,050
Non-Agency Mortgage-Backed Obligations — 11.8%
BBCMS Mortgage Trust, Ser C7, Cl A1
1.079%, 04/15/2053	1,187	1,183
Benchmark Mortgage Trust, Ser 2018-B1, Cl A2
3.571%, 01/15/2051	700	713
Benchmark Mortgage Trust, Ser B19, Cl A1
0.628%, 09/15/2053	627	623
Benchmark Mortgage Trust, Ser B5, Cl A2
4.077%, 07/15/2051	1,750	1,813
Braemar Hotels & Resorts Trust, Ser 2018-PRME, Cl A
0.910%, VAR ICE LIBOR USD 1 Month + 0.820%, 06/15/2035(B)	2,777	2,776
BX Commercial Mortgage Trust, Ser 2019-XL, Cl B
1.170%, VAR ICE LIBOR USD 1 Month + 1.080%, 10/15/2036(B)	2,809	2,803
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
1.010%, VAR ICE LIBOR USD 1 Month + 0.920%, 10/15/2036(B)	2,074	2,074
BX Commercial Mortgage Trust, Ser 2020-BXLP, Cl A
0.890%, VAR ICE LIBOR USD 1 Month + 0.800%, 12/15/2036(B)	1,670	1,668

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser SOAR, Cl B
0.960%, VAR ICE LIBOR USD 1 Month + 0.870%, 06/15/2038(B)	$4,000	$3,976
BX Commercial Mortgage Trust, Ser VINO, Cl B
0.942%, VAR ICE LIBOR USD 1 Month + 0.852%, 05/15/2038(B)	3,600	3,589
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl ASB
2.622%, 08/10/2049	6,593	6,781
CD Commercial Mortgage Trust, Ser 2017-CD4, Cl ASB
3.317%, 05/10/2050	2,096	2,208
CHC Commercial Mortgage Trust, Ser 2019-CHC, Cl A
1.210%, VAR ICE LIBOR USD 1 Month + 1.120%, 06/15/2034(B)	2,944	2,938
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1A
1.442%, VAR ICE LIBOR USD 1 Month + 1.350%, 10/25/2037(B)	390	393
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl AAB
3.431%, 06/10/2048	1,371	1,424
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl AAB
3.608%, 11/10/2048	5,048	5,269
Citigroup Commercial Mortgage Trust, Ser P4, Cl A2
2.450%, 07/10/2049	446	448
Citigroup Commercial Mortgage Trust, Ser SMRT, Cl A
4.149%, 01/10/2036(B)	375	396
Citigroup Commercial Mortgage Trust, Ser WSS, Cl A
2.040%, VAR ICE LIBOR USD 1 Month + 1.950%, 02/15/2039(B)	2,637	2,657
Citigroup Mortgage Loan Trust, Ser 2007-WFH3, Cl A3
0.342%, VAR ICE LIBOR USD 1 Month + 0.250%, 06/25/2037	132	132
CityLine Commercial Mortgage Trust, Ser 2016-CLNE, Cl A
2.871%, 11/10/2031(B)(C)	1,000	1,022
COMM Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/2045	1,000	1,006
COMM Mortgage Trust, Ser 2013-CR11, Cl ASB
3.660%, 08/10/2050	169	173
COMM Mortgage Trust, Ser 2013-CR9, Cl ASB
3.834%, 07/10/2045	486	497

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2013-LC6, Cl ASB
2.478%, 01/10/2046	$463	$466
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	152	154
COMM Mortgage Trust, Ser 2014-UBS6, Cl ASB
3.387%, 12/10/2047	1,222	1,262
COMM Mortgage Trust, Ser 2021-LBA, Cl B
1.040%, VAR ICE LIBOR USD 1 Month + 0.950%, 03/15/2038(B)	6,795	6,727
COMM Mortgage Trust, Ser CR2, Cl A3
2.841%, 08/15/2045(B)	2,010	2,013
COMM Mortgage Trust, Ser PC1, Cl A4
3.620%, 07/10/2050	1,474	1,518
COMM Mortgage Trust, Ser UBS5, Cl A3
3.565%, 09/10/2047	1,900	1,979
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR6, Cl A4
3.101%, 03/10/2046	2,000	2,024
Core Mortgage Trust, Ser 2019-CORE, Cl A
0.970%, VAR ICE LIBOR USD 1 Month + 0.880%, 12/15/2031(B)	205	204
Credit Suisse Commercial Mortgage Securities, Ser 2019-SKLZ, Cl A
1.340%, VAR ICE LIBOR USD 1 Month + 1.250%, 01/15/2034(B)	497	500
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
1.070%, VAR ICE LIBOR USD 1 Month + 0.980%, 05/15/2036(B)	2,925	2,925
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl B
1.320%, VAR ICE LIBOR USD 1 Month + 1.230%, 05/15/2036(B)	5,520	5,506
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl ASB
3.533%, 11/15/2048	42	44
CSAIL Commercial Mortgage Trust, Ser C8, Cl A2
2.986%, 06/15/2050	1,693	1,698
DBCG Mortgage Trust, Ser 2017-BBG, Cl A
0.790%, VAR ICE LIBOR USD 1 Month + 0.700%, 06/15/2034(B)	4,400	4,389
DBWF Mortgage Trust, Ser AMXP, Cl A
3.873%, 05/05/2035(B)(C)	1,800	1,800
Extended Stay America Trust, Ser ESH, Cl B
1.470%, VAR ICE LIBOR USD 1 Month + 1.380%, 07/15/2038(B)	1,094	1,094

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust, Ser 2006-FF18, Cl A1
0.202%, VAR ICE LIBOR USD 1 Month + 0.110%, 12/25/2037	$2,593	$2,551
GCAT Trust, Ser 2021-NQM6, Cl A1
1.855%, 08/25/2066(B)(C)	4,250	4,245
Gosforth Funding, Ser 2018-1A, Cl A1
0.628%, VAR ICE LIBOR USD 3 Month + 0.450%, 08/25/2060(B)	240	240
GS Mortgage Securities II, Ser 2018-GS10, Cl A1
3.199%, 07/10/2051	709	719
GS Mortgage Securities Trust, Ser 2013-GC13, Cl AAB
3.719%, 07/10/2046(C)	307	313
GS Mortgage Securities Trust, Ser 2013-GC14, Cl AAB
3.817%, 08/10/2046	399	407
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	1,243	1,283
GS Mortgage Securities Trust, Ser 2021-RENT, Cl A
0.791%, VAR ICE LIBOR USD 1 Month + 0.700%, 11/21/2035(B)	3,000	2,987
GS Mortgage Securities Trust, Ser GC14, Cl A4
3.955%, 08/10/2046	1,382	1,424
GS Mortgage Securities Trust, Ser GCJ7, Cl AS
4.085%, 05/10/2045	2,260	2,274
GS Mortgage Securities Trust, Ser GS9, Cl A2
3.839%, 03/10/2051	1,070	1,091
GS Mortgage Securities, Ser ALOH, Cl A
3.551%, 04/10/2034(B)	3,564	3,579
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(B)	1,030	1,063
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl ASB
3.705%, 01/15/2047	173	178
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl ASB
3.428%, 08/15/2047	530	546
JPMBB Commercial Mortgage Securities Trust, Ser C31, Cl ASB
3.540%, 08/15/2048	1,894	1,971
JPMCC Commercial Mortgage Securities Trust, Ser JP5, Cl A2
3.240%, 03/15/2050	476	476
JPMDB Commercial Mortgage Securities Trust, Ser C8, Cl A2
4.031%, 06/15/2051	1,765	1,820

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl ASB
2.379%, 10/15/2045	$208	$209
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl ASB
2.554%, 04/15/2046	858	868
JPMorgan Chase Commercial Mortgage Securities Trust, Ser JP3, Cl ASB
2.777%, 08/15/2049	2,736	2,821
JPMorgan Chase Commercial Mortgage Securities Trust, Ser MARG, Cl A
1.190%, VAR ICE LIBOR USD 1 Month + 1.100%, 05/15/2034(B)	1,418	1,417
JPMorgan Wealth Management, Ser 2021-CL1, Cl M1
1.350%, VAR SOFR30A + 1.300%, 03/25/2051(B)	3,417	3,421
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(B)	8,261	8,371
Mello Warehouse Securitization Trust, Ser 2021-2, Cl A
0.842%, VAR ICE LIBOR USD 1 Month + 0.750%, 04/25/2055(B)	5,525	5,503
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B
1.191%, VAR ICE LIBOR USD 1 Month + 1.101%, 04/15/2038(B)	11,040	11,012
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(B)(C)	3,837	3,820
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A4
3.176%, 08/15/2045	1,043	1,048
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl ASB
3.557%, 11/15/2046	184	188
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.918%, 02/15/2046	4,530	4,597
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C15, Cl A3
3.773%, 04/15/2047	334	348
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C18, Cl ASB
3.621%, 10/15/2047	299	310
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, Cl ASB
3.323%, 10/15/2048	603	626
Morgan Stanley Capital I, Ser 2012-C4, Cl A4
3.244%, 03/15/2045	210	211

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Nationstar Home Equity Loan Trust, Ser 2007-A, Cl AV4
0.322%, VAR ICE LIBOR USD 1 Month + 0.230%, 03/25/2037	$508	$506
Nationstar Home Equity Loan Trust, Ser 2007-B, Cl 2AV4
0.412%, VAR ICE LIBOR USD 1 Month + 0.320%, 04/25/2037	981	977
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
0.282%, VAR ICE LIBOR USD 1 Month + 0.190%, 04/25/2037	2,075	2,030
One Market Plaza Trust, Ser 1MKT, Cl A
3.614%, 02/10/2032(B)	1,500	1,505
Option One Mortgage Loan Trust, Ser 2006-1, Cl 1A1
0.532%, VAR ICE LIBOR USD 1 Month + 0.440%, 01/25/2036	117	117
RASC Trust, Ser 2006-KS6, Cl A4
0.342%, VAR ICE LIBOR USD 1 Month + 0.250%, 08/25/2036	677	675
RBS Commercial Funding Trust, Ser GSP, Cl A
3.961%, 01/15/2032(B)(C)	2,010	2,090
SBALR Commercial Mortgage Trust, Ser 2020-RR1, Cl A1
2.025%, 02/13/2053(B)	2,107	2,130
SREIT Trust, Ser MFP, Cl A
0.831%, VAR ICE LIBOR USD 1 Month + 0.731%, 11/15/2038(B)	3,270	3,251
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl M1
0.662%, VAR ICE LIBOR USD 1 Month + 0.570%, 05/25/2035	274	274
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF3, Cl M1
0.342%, VAR ICE LIBOR USD 1 Month + 0.250%, 09/25/2036	768	766
Terwin Mortgage Trust, Ser 2006-3, Cl 1A2
0.552%, VAR ICE LIBOR USD 1 Month + 0.460%, 04/25/2037(B)	393	392
Towd Point Mortgage Trust, Ser 2020-4, Cl A1
1.750%, 10/25/2060(B)	1,613	1,614
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(B)(C)	2,370	2,406
TTAN, Ser 2021-MHC, Cl B
1.190%, VAR ICE LIBOR USD 1 Month + 1.100%, 03/15/2038(B)	3,798	3,788
TTAN, Ser 2021-MHC, Cl A
0.940%, VAR ICE LIBOR USD 1 Month + 0.850%, 03/15/2038(B)	4,373	4,362

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust, Ser 2017-C6, Cl ASB
3.504%, 12/15/2050	$500	$531
UBS Commercial Mortgage Trust, Ser 2019-C16, Cl A1
2.739%, 04/15/2052	1,386	1,409
UBS Commercial Mortgage Trust, Ser C12, Cl A2
4.152%, 08/15/2051	2,200	2,292
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	2,422	2,439
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
0.612%, VAR ICE LIBOR USD 1 Month + 0.520%, 11/25/2045	1,104	1,089
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl ASB
3.324%, 01/15/2059	420	436
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl A2
2.603%, 06/15/2049	1,415	1,415
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl A2
2.495%, 07/15/2048	25	25
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl A2
2.504%, 11/15/2059	128	129
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC24, Cl A2
2.501%, 10/15/2049	47	48
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS5, Cl A2
2.711%, 01/15/2059	7	7
Wells Fargo Commercial Mortgage Trust, Ser 2020-C56, Cl A1
1.341%, 06/15/2053	1,582	1,589
Wells Fargo Commercial Mortgage Trust, Ser BNK1, Cl ASB
2.514%, 08/15/2049	861	883
Wells Fargo Commercial Mortgage Trust, Ser C28, Cl A3
3.290%, 05/15/2048	2,209	2,297
Wells Fargo Commercial Mortgage Trust, Ser C34, Cl ASB
2.911%, 06/15/2049	1,757	1,817
Wells Fargo Commercial Mortgage Trust, Ser C41, Cl ASB
3.390%, 11/15/2050	1,100	1,166
Wells Fargo Commercial Mortgage Trust, Ser C57, Cl A1
0.903%, 08/15/2053	2,084	2,064

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser LC16, Cl A4
3.548%, 08/15/2050	$2,214	$2,269
Wells Fargo Commercial Mortgage Trust, Ser LC20, Cl A2
2.678%, 04/15/2050	761	763
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A3
2.875%, 12/15/2045	901	912
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl A2
3.431%, 06/15/2045	881	886
WFRBS Commercial Mortgage Trust, Ser 2012-C8, Cl A3
3.001%, 08/15/2045	1,569	1,579
WFRBS Commercial Mortgage Trust, Ser C18, Cl A4
3.896%, 12/15/2046	1,268	1,324

		207,054
Total Mortgage-Backed Securities
(Cost $361,929) ($ Thousands)		360,498

ASSET-BACKED SECURITIES — 12.6%
Automotive — 3.4%

ARI Fleet Lease Trust, Ser 2019-A, Cl A2A
2.410%, 11/15/2027 (B)	517	519
Chesapeake Funding II LLC, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (B)	2,129	2,148
Credit Acceptance Auto Loan Trust, Ser 2019-3A, Cl A
2.380%, 11/15/2028 (B)	2,350	2,373
Credit Acceptance Auto Loan Trust, Ser 2019-3A, Cl B
2.860%, 01/16/2029 (B)	500	511
Credit Acceptance Auto Loan Trust, Ser 2020-1A, Cl B
2.390%, 04/16/2029 (B)	3,690	3,749
Donlen Fleet Lease Funding 2 LLC, Ser 2021-2, Cl A1
0.421%, VAR ICE LIBOR USD 1 Month + 0.330%, 12/11/2034 (B)	3,550	3,552
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl B
0.980%, 12/11/2034 (B)	1,000	992
DT Auto Owner Trust, Ser 2019-4A, Cl B
2.360%, 01/16/2024 (B)	718	719
DT Auto Owner Trust, Ser 2020-2A, Cl B
2.080%, 03/16/2026 (B)	2,285	2,303

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
DT Auto Owner Trust, Ser 2021-1A, Cl B
0.620%, 09/15/2025 (B)	$3,305	$3,301
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (B)	360	356
GM Financial Automobile Leasing Trust, Ser 2020-3, Cl B
0.760%, 10/21/2024	300	300
JPMorgan Chase Bank - CACLN, Ser 2020-1, Cl B
0.991%, 01/25/2028 (B)	2,475	2,478
JPMorgan Chase Bank - CACLN, Ser 2020-2, Cl B
0.840%, 02/25/2028 (B)	1,005	1,005
Prestige Auto Receivables Trust, Ser 2020-1A, Cl B
0.770%, 10/15/2024 (B)	5,480	5,484
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl A4
0.540%, 04/15/2025 (B)	7,700	7,696
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl B
0.770%, 12/15/2025 (B)	4,710	4,703
Santander Retail Auto Lease Trust, Ser 2020-A, Cl B
1.880%, 03/20/2024 (B)	750	759
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl A2
1.390%, 08/15/2024 (B)	1,108	1,109
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl B
1.610%, 03/17/2025 (B)	3,600	3,619
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl B
0.780%, 11/17/2025 (B)	5,215	5,221
Wheels SPV 2 LLC, Ser 2020-1A, Cl A3
0.620%, 08/20/2029 (B)	4,110	4,079
World Omni Auto Receivables Trust, Ser 2021-B, Cl B
1.040%, 06/15/2027	3,050	3,014
		59,990

Mortgage Related Securities — 0.1%

Bravo Mortgage Asset Trust, Ser 2006-1A, Cl A2
0.332%, VAR ICE LIBOR USD 1 Month + 0.240%, 07/25/2036 (B)	42	42
Morgan Stanley ABS Capital I Trust, Ser 2007-HE7, Cl A2B
1.092%, VAR ICE LIBOR USD 1 Month + 1.000%, 07/25/2037	2,369	2,366
		2,408

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Other Asset-Backed Securities — 9.1%

Ameriquest Mortgage Securities Asset-Backed Pass-Through, Ser 2005-R9, Cl M1
0.797%, VAR ICE LIBOR USD 1 Month + 0.705%, 11/25/2035	$2,133	$2,130
Arbor Realty Commercial Real Estate Notes, Ser 2019-FL1, Cl A
1.240%, VAR ICE LIBOR USD 1 Month + 1.150%, 05/15/2037 (B)	1,700	1,698
BANK, Ser BN14, Cl A2
4.128%, 09/15/2060	516	533
BANK, Ser BN28, Cl A1
0.628%, 03/15/2063	509	504
BANK, Ser BNK7, Cl A2
3.061%, 09/15/2060	1,123	1,133
BANK, Ser BNK7, Cl ASB
3.265%, 09/15/2060	2,750	2,896
BANK, Ser BNK8, Cl ASB
3.314%, 11/15/2050	2,230	2,365
Barings CLO, Ser 2018-3A, Cl A1
1.082%, VAR ICE LIBOR USD 3 Month + 0.950%, 07/20/2029 (B)	691	691
BBCMS Trust, Ser BXH, Cl A
1.089%, VAR ICE LIBOR USD 1 Month + 1.000%, 10/15/2037 (B)	1,200	1,200
Bear Stearns Asset Backed Securities I Trust, Ser 2005-HE11, Cl M2
0.767%, VAR ICE LIBOR USD 1 Month + 0.675%, 11/25/2035	384	384
Bear Stearns Asset Backed Securities I Trust, Ser 2005-HE6, Cl M2
1.097%, VAR ICE LIBOR USD 1 Month + 1.005%, 06/25/2035	567	567
BlueMountain CLO, Ser 2018-2A, Cl AR2
1.210%, VAR ICE LIBOR USD 3 Month + 1.050%, 11/20/2028 (B)	552	552
BSPRT Issuer, Ser 2018-FL4, Cl A
1.140%, VAR ICE LIBOR USD 1 Month + 1.050%, 09/15/2035 (B)	345	344
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
1.112%, VAR ICE LIBOR USD 3 Month + 0.980%, 07/20/2031 (B)	4,500	4,498
CARLYLE US CLO, Ser 2021-1A, Cl X
1.132%, VAR ICE LIBOR USD 3 Month + 1.000%, 07/20/2034 (B)	1,250	1,250
Cedar Funding II CLO, Ser 2021-1A, Cl AXR
0.982%, VAR ICE LIBOR USD 3 Month + 0.850%, 04/20/2034 (B)	2,991	2,991

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CIFC Funding, Ser 2018-4RA, Cl A1A
1.252%, VAR ICE LIBOR USD 3 Month + 1.130%, 10/17/2030 (B)	$750	$751
CNH Equipment Trust, Ser 2020-A, Cl A3
1.160%, 06/16/2025	2,704	2,715
Countrywide Asset-Backed Certificates, Ser 2006-BC4, Cl 2A3
0.572%, VAR ICE LIBOR USD 1 Month + 0.480%, 11/25/2036	1,754	1,743
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M3
1.067%, VAR ICE LIBOR USD 1 Month + 0.975%, 06/25/2035	587	585
Dryden 33 Senior Loan Fund, Ser 2020-33A, Cl AR3
1.124%, VAR ICE LIBOR USD 3 Month + 1.000%, 04/15/2029 (B)	973	973
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
1.092%, VAR ICE LIBOR USD 1 Month + 1.000%, 04/25/2033 (B)	469	470
FS Rialto, Ser 2019-FL1, Cl A
1.289%, VAR ICE LIBOR USD 1 Month + 1.200%, 12/16/2036 (B)	1,800	1,796
Galaxy XXIII CLO, Ser 2021-23A, Cl AR
0.994%, VAR ICE LIBOR USD 3 Month + 0.870%, 04/24/2029 (B)	4,220	4,228
GE-WMC Asset-Backed Pass-Through Certificates, Ser 2005-2, Cl A2C
0.592%, VAR ICE LIBOR USD 1 Month + 0.500%, 12/25/2035	182	182
GSAMP Trust, Ser 2006-HE3, Cl A2C
0.412%, VAR ICE LIBOR USD 1 Month + 0.320%, 05/25/2046	766	764
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (B)	2,401	2,473
HPS Loan Management, Ser 2021-16, Cl X
1.032%, VAR ICE LIBOR USD 3 Month + 0.900%, 04/20/2034 (B)	633	633
HSI Asset Securitization Trust, Ser 2006-OPT1, Cl M1
0.632%, VAR ICE LIBOR USD 1 Month + 0.540%, 12/25/2035	1,913	1,907
ICG US CLO, Ser 2021-1A, Cl XRR
0.836%, VAR ICE LIBOR USD 3 Month + 0.700%, 07/28/2034 (B)	1,824	1,824
Invitation Homes Trust, Ser 2018-SFR2, Cl B
1.170%, VAR ICE LIBOR USD 1 Month + 1.080%, 06/17/2037 (B)	2,000	2,000
LCM XXIV, Ser 2021-24A, Cl AR
1.112%, VAR ICE LIBOR USD 3 Month + 0.980%, 03/20/2030 (B)	1,180	1,181

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
LoanCore Issuer, Ser 2018-CRE1, Cl A
1.220%, VAR ICE LIBOR USD 1 Month + 1.130%, 05/15/2028 (B)	$1,367	$1,365
LoanCore Issuer, Ser 2018-CRE1, Cl AS
1.590%, VAR ICE LIBOR USD 1 Month + 1.500%, 05/15/2028 (B)	1,034	1,034
Madison Park Funding LII, Ser 2021-52A, Cl X
0.000%, 01/22/2035 (B)(C)(D)	2,500	2,500
Madison Park Funding XIX, Ser 2020-19A, Cl A1R2
1.048%, VAR ICE LIBOR USD 3 Month + 0.920%, 01/22/2028 (B)	1,134	1,135
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
1.130%, VAR ICE LIBOR USD 3 Month + 1.000%, 07/21/2030 (B)	2,000	2,001
Magnetite XVI, Ser 2018-16A, Cl AR
0.922%, VAR ICE LIBOR USD 3 Month + 0.800%, 01/18/2028 (B)	718	719
MF1, Ser 2020-FL4, Cl A
1.862%, VAR SOFR30A + 1.814%, 11/15/2035 (B)	890	894
MF1, Ser FL3, Cl A
2.212%, VAR SOFR30A + 2.164%, 07/15/2035 (B)	471	473
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A3
0.490%, 08/14/2025 (B)	2,770	2,745
MVW LLC, Ser 2021-1WA, Cl A
1.140%, 01/22/2041 (B)	3,051	3,004
Nationstar HECM Loan Trust, Ser 2006-B, Cl AV4
0.372%, VAR ICE LIBOR USD 1 Month + 0.280%, 09/25/2036	514	514
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (B)	8,287	8,422
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (B)	3,280	3,295
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl A
1.220%, 07/15/2069 (B)	5,215	5,210
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (B)	873	870
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (B)	3,348	3,338
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (B)	2,577	2,545

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (B)	$5,765	$5,717
Navient Student Loan Trust, Ser 2015-2, Cl A3
0.662%, VAR ICE LIBOR USD 1 Month + 0.570%, 11/26/2040	851	847
Navient Student Loan Trust, Ser 2017-1A, Cl A2
0.842%, VAR ICE LIBOR USD 1 Month + 0.750%, 07/26/2066 (B)	20	20
Navient Student Loan Trust, Ser 2017-2A, Cl A
1.142%, VAR ICE LIBOR USD 1 Month + 1.050%, 12/27/2066 (B)	703	709
Navient Student Loan Trust, Ser 2017-3A, Cl A2
0.692%, VAR ICE LIBOR USD 1 Month + 0.600%, 07/26/2066 (B)	934	936
Navient Student Loan Trust, Ser 2018-3A, Cl A2
0.512%, VAR ICE LIBOR USD 1 Month + 0.420%, 03/25/2067 (B)	589	589
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
0.692%, VAR ICE LIBOR USD 1 Month + 0.600%, 10/27/2036 (B)	313	315
Nelnet Student Loan Trust, Ser 2021-A, Cl APT1
1.360%, 04/20/2062 (B)	8,641	8,529
One New York Plaza Trust, Ser 1NYP, Cl A
1.040%, VAR ICE LIBOR USD 1 Month + 0.950%, 01/15/2036 (B)	952	950
Palmer Square CLO, Ser 2018-1A, Cl A1
1.152%, VAR ICE LIBOR USD 3 Month + 1.030%, 04/18/2031 (B)	500	501
Palmer Square Loan Funding, Ser 2020-2A, Cl A1
1.132%, VAR ICE LIBOR USD 3 Month + 1.000%, 04/20/2028 (B)	553	553
Palmer Square Loan Funding, Ser 2021-2A, Cl A1
0.960%, VAR ICE LIBOR USD 3 Month + 0.800%, 05/20/2029 (B)	1,018	1,018
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WCW3, Cl M1
0.812%, VAR ICE LIBOR USD 1 Month + 0.720%, 08/25/2035	1,329	1,355
People's Choice Home Loan Securities Trust, Ser 2005-4, Cl 1A3
0.772%, VAR ICE LIBOR USD 1 Month + 0.680%, 12/25/2035	2,351	2,318

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
PHEAA Student Loan Trust, Ser 2016-1A, Cl A
1.242%, VAR ICE LIBOR USD 1 Month + 1.150%, 09/25/2065 (B)	$1,354	$1,377
Progress Residential Trust, Ser 2019-SFR2, Cl A
3.147%, 05/17/2036 (B)	991	998
RAMP Series Trust, Ser 2006-NC2, Cl A3
0.672%, VAR ICE LIBOR USD 1 Month + 0.580%, 02/25/2036	898	895
RAMP Series Trust, Ser 2006-RZ4, Cl A3
0.362%, VAR ICE LIBOR USD 1 Month + 0.270%, 10/25/2036	591	591
Reese Park CLO, Ser 2021-1A, Cl XR
0.000%, 10/15/2034 (B)(D)	1,100	1,100
Saxon Asset Securities Trust, Ser 2006-3, Cl A3
0.262%, VAR ICE LIBOR USD 1 Month + 0.170%, 10/25/2046	1,264	1,247
Sequoia Infrastructure Funding I, Ser 2021-1A, Cl A
1.524%, VAR ICE LIBOR USD 3 Month + 1.400%, 04/15/2031 (B)	5,136	5,135
Sierra Timeshare Receivables Funding LLC, Ser 2019-1A, Cl A
3.200%, 01/20/2036 (B)	1,426	1,462
Sierra Timeshare Receivables Funding LLC, Ser 2019-3A, Cl A
2.340%, 08/20/2036 (B)	1,087	1,096
SLC Student Loan Trust, Ser 2005-3, Cl A3
0.236%, VAR ICE LIBOR USD 3 Month + 0.120%, 06/15/2029	740	738
SLC Student Loan Trust, Ser 2007-1, Cl A4
0.216%, VAR ICE LIBOR USD 3 Month + 0.060%, 05/15/2029	884	879
SLM Student Loan Trust, Ser 2003-10A, Cl A3
0.586%, VAR ICE LIBOR USD 3 Month + 0.470%, 12/15/2027 (B)	424	424
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.666%, VAR ICE LIBOR USD 3 Month + 0.550%, 12/15/2025 (B)	319	319
SLM Student Loan Trust, Ser 2004-1, Cl A4
0.384%, VAR ICE LIBOR USD 3 Month + 0.260%, 10/27/2025	372	372
SLM Student Loan Trust, Ser 2005-4, Cl A3
0.244%, VAR ICE LIBOR USD 3 Month + 0.120%, 01/25/2027	753	751
SLM Student Loan Trust, Ser 2005-5, Cl A4
0.264%, VAR ICE LIBOR USD 3 Month + 0.140%, 10/25/2028	656	654
SLM Student Loan Trust, Ser 2011-2, Cl A1
0.692%, VAR ICE LIBOR USD 1 Month + 0.600%, 11/25/2027	2	2

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2012-2, Cl A
0.792%, VAR ICE LIBOR USD 1 Month + 0.700%, 01/25/2029	$920	$905
SLM Student Loan Trust, Ser 2013-2, Cl A
0.542%, VAR ICE LIBOR USD 1 Month + 0.450%, 06/25/2043	1,124	1,113
SLM Student Loan Trust, Ser 2013-4, Cl A
0.642%, VAR ICE LIBOR USD 1 Month + 0.550%, 06/25/2043	1,163	1,162
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
1.092%, VAR ICE LIBOR USD 1 Month + 1.000%, 05/25/2058 (B)	2,905	2,917
TPG Real Estate Finance Issuer, Ser 2018-FL2, Cl A
1.219%, VAR ICE LIBOR USD 1 Month + 1.130%, 11/15/2037 (B)	2,066	2,065
Treman Park CLO, Ser 2018-1A, Cl ARR
1.202%, VAR ICE LIBOR USD 3 Month + 1.070%, 10/20/2028 (B)	643	644
Tricon American Homes Trust, Ser 2017-SFR2, Cl A
2.928%, 01/17/2036 (B)	1,948	1,964
Tricon American Homes Trust, Ser 2017-SFR2, Cl B
3.275%, 01/17/2036 (B)	1,545	1,558
Voya CLO, Ser 2018-2A, Cl AR
1.094%, VAR ICE LIBOR USD 3 Month + 0.970%, 07/23/2027 (B)	3,097	3,097
Voya CLO, Ser 2021-1A, Cl A1R
1.072%, VAR ICE LIBOR USD 3 Month + 0.950%, 04/17/2030 (B)	3,000	3,002
Voya CLO, Ser 2021-2A, Cl A1R
1.104%, VAR ICE LIBOR USD 3 Month + 0.980%, 06/07/2030 (B)	6,420	6,418
Voya CLO, Ser 2021-3A, Cl XR
0.982%, VAR ICE LIBOR USD 3 Month + 0.850%, 04/20/2034 (B)	2,314	2,314
Wells Fargo Home Equity Trust, Ser 2006-1, Cl M3
0.587%, VAR ICE LIBOR USD 1 Month + 0.495%, 05/25/2036	1,978	1,970
		159,551

Total Asset-Backed Securities
(Cost $222,182) ($ Thousands)		221,949

COMMERCIAL PAPER (A) — 5.1%
Arabella Finance
0.380%, 01/10/2022	3,750	3,749
BASF
0.120%, 12/09/2021	15,000	14,699

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (A) (continued)
Brookfield
0.250%, 01/04/2022	$20,000	$19,995
Stanley Black & Decker
0.200%, 01/12/2022	20,000	19,997
Virginia Electric and Power Company
0.200%, 01/10/2022	20,000	19,996
Wisconsin Gas LLC
0.119%, 12/07/2021	11,575	11,575
Total Commercial Paper
(Cost $90,309) ($ Thousands)		90,011

MUNICIPAL BONDS — 3.6%
Alabama — 0.3%
Alabama State, Federal Aid Highway Finance Authority, Ser B, RB
1.038%, 09/01/2025	5,635	5,617

California — 0.2%
Riverside County, Pension Obligation, RB
2.363%, 02/15/2023	2,855	2,906

Colorado — 0.3%
Denver, Airport System Revenue, Ser C, RB
1.115%, 11/15/2024	3,475	3,483
0.877%, 11/15/2023	2,350	2,357

		5,840

Florida — 0.2%
Miami-Dade County, Aviation Revenue, Ser B, RB
2.949%, 10/01/2025	3,145	3,325
1.229%, 10/01/2025	370	368

		3,693

Illinois — 0.1%
Chicago O'Hare, International Airport, Ser D, RB
1.168%, 01/01/2024	2,375	2,390

Michigan — 0.3%
Michigan State, Finance Authority, RB
0.487%, 10/01/2023	4,460	4,439

New Jersey — 0.2%
New Jersey State, Turnpike Authority, Ser B, RB
0.638%, 01/01/2024	3,595	3,578

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York — 1.2%
Long Island, Power Authority, Ser C, RB
Callable 06/01/2022 @ 100
0.764%, 03/01/2023	$3,610	$3,613
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A3, RB
2.710%, 08/01/2023	5,095	5,275
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
2.310%, 11/01/2026	820	851
New York State, Dormitory Authority, RB
0.887%, 03/15/2025	6,915	6,870
New York State, Dormitory Authority, Ser D, RB
5.000%, 03/15/2024	950	1,040
New York State, Mortgage Agency, Ser 215, RB
0.080%, 10/01/2048 (E)	1,200	1,200

		18,849

South Carolina — 0.4%
South Carolina State, Public Service Authority, Ser D, RB
2.388%, 12/01/2023	6,892	7,114

Texas — 0.2%
Dallas Fort Worth, International Airport, Ser A, RB
1.939%, 11/01/2023	3,500	3,588

Wisconsin — 0.2%
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
Callable 12/06/2021 @ 100
0.060%, 09/01/2037 (E)	2,280	2,280
Wisconsin State, Housing & Economic Development Authority, Ser D, RB
Callable 12/06/2021 @ 100
0.070%, 03/01/2038 (E)	2,600	2,600

		4,880

Total Municipal Bonds
(Cost $62,704) ($ Thousands)		62,894

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATION — 0.4%
Boeing Company, Term Loan, 1st Loan
1.470%, 02/07/2022	$7,500	$7,488

Total Loan Participation
(Cost $7,500) ($ Thousands)		7,488

	Shares
CASH EQUIVALENT — 3.1%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	55,411,067	55,411

Total Cash Equivalent
(Cost $55,411) ($ Thousands)		55,411

Total Investments in Securities — 107.6%
(Cost $1,899,209) ($ Thousands)		$1,894,765

A list of the open futures contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 2-Year Treasury Note	66	Apr-2022	$14,417	$14,437	$20

Short Contracts
U.S. 5-Year Treasury Note	(146)	Apr-2022	$(17,618)	$(17,724)	$(106)
U.S. Ultra Long Treasury Bond	(14)	Mar-2022	(2,727)	(2,808)	(81)
Ultra 10-Year U.S. Treasury Note	(86)	Mar-2022	(12,434)	(12,633)	(199)
			(32,779)	(33,165)	(386)
			$(18,362)	$(18,728)	$(366)

Percentages are based on Net Assets of $1,761,326 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2021.
†	Investment in Affiliated Security (see Note 6).
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2021, the value of these securities amounted to $428,799 ($ Thousands), representing 24.3% of the Net Assets of the Fund.

(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	No interest rate available.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

ABS — Asset-Backed Security
ACES — Alternative Credit Enhancement Structure
ARM — Adjustable Rate Mortgage
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family
GNMA — Government National Mortgage Association
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SOFR30A — Secured Overnight Financing Rate 30-day Average
TBA — To Be Announced
UMBS — Uniform Mortgage Backed Securities
USD — U.S. Dollar
VAR — Variable Rate

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Limited Duration Bond Fund (Concluded)

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	574,124	–	574,124
Corporate Obligations	–	522,390	–	522,390
Mortgage-Backed Securities	–	360,498	–	360,498
Asset-Backed Securities	–	221,949	–	221,949
Commercial Paper	–	90,011	–	90,011
Municipal Bonds	–	62,894	–	62,894
Loan Participation	–	7,488	–	7,488
Cash Equivalent	55,411	–	–	55,411
Total Investments in Securities	55,411	1,839,354	–	1,894,765

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	20	–	–	20
Unrealized Depreciation	(386)	–	–	(386)
Total Other Financial Instruments	(366)	–	–	(366)

*	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instruments.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$81,577	$845,827	$(871,993)	$—	$-	$55,411	55,411,067	$2	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate Duration Credit Fund

†	Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 85.2%
Communication Services — 6.4%
Alphabet
2.250%, 08/15/2060	$1,273	$1,157
1.900%, 08/15/2040	4,110	3,764
America Movil
6.125%, 03/30/2040	3,495	4,953
3.125%, 07/16/2022	12,765	12,938
AT&T
8.750%, 11/15/2031	1,150	1,691
6.800%, 05/15/2036	2,915	3,976
4.900%, 08/15/2037	3,040	3,678
4.107%, 11/27/2022 (A)(B)	6,000	5,957
3.650%, 06/01/2051	3,295	3,421
3.650%, 09/15/2059	2,266	2,294
3.550%, 09/15/2055	3,870	3,890
3.500%, 06/01/2041	950	976
3.500%, 09/15/2053	945	955
2.250%, 02/01/2032	2,430	2,345
1.700%, 03/25/2026	8,665	8,653
Charter Communications Operating LLC / Charter Communications Operating Capital
4.908%, 07/23/2025	115	127
4.464%, 07/23/2022	50	51
Comcast
5.650%, 06/15/2035	295	391
4.200%, 08/15/2034	11,767	13,809
4.049%, 11/01/2052	935	1,111
3.969%, 11/01/2047	4,118	4,776
3.950%, 10/15/2025	4,385	4,781
3.900%, 03/01/2038	1,485	1,697
3.700%, 04/15/2024	165	175
3.600%, 03/01/2024	920	975
3.400%, 04/01/2030	1,220	1,330
3.400%, 07/15/2046	1,200	1,288
3.375%, 02/15/2025	8,545	9,058

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.375%, 08/15/2025	$2,600	$2,770
3.300%, 02/01/2027	1,870	2,007
3.150%, 03/01/2026	3,685	3,923
3.150%, 02/15/2028	885	950
2.987%, 11/01/2063 (A)	4,549	4,396
2.937%, 11/01/2056 (A)	17,103	16,622
2.887%, 11/01/2051 (A)	14,936	14,602
1.950%, 01/15/2031	15,820	15,459
Comcast Cable Communications Holdings
9.455%, 11/15/2022	3,850	4,180
Cox Communications
1.800%, 10/01/2030 (A)	3,600	3,420
Discovery Communications LLC
5.000%, 09/20/2037	1,310	1,568
2.950%, 03/20/2023	2,362	2,423
NTT Finance
1.591%, 04/03/2028 (A)	6,835	6,731
1.162%, 04/03/2026 (A)	6,955	6,831
Time Warner Cable LLC
7.300%, 07/01/2038	1,580	2,267
6.550%, 05/01/2037	2,145	2,873
4.500%, 09/15/2042	585	643
T-Mobile USA
3.875%, 04/15/2030	3,110	3,380
2.050%, 02/15/2028	4,220	4,157
Verizon Communications
7.750%, 12/01/2030	1,750	2,495
4.862%, 08/21/2046	1,062	1,398
4.272%, 01/15/2036	3,735	4,388
3.550%, 03/22/2051	4,155	4,556
3.400%, 03/22/2041	1,490	1,584
2.987%, 10/30/2056	4,480	4,310
2.550%, 03/21/2031	4,865	4,917
1.750%, 01/20/2031	1,478	1,399
ViacomCBS
6.875%, 04/30/2036	2,760	3,969
5.850%, 09/01/2043	904	1,225
4.950%, 05/19/2050	1,010	1,276
4.750%, 05/15/2025	3,700	4,081
4.375%, 03/15/2043	4,295	4,864
Walt Disney
6.400%, 12/15/2035	3,085	4,446
4.700%, 03/23/2050	3,900	5,225
3.600%, 01/13/2051	4,165	4,762
2.750%, 09/01/2049	8,523	8,310
2.000%, 09/01/2029	2,625	2,621

		265,245

Consumer Discretionary — 3.6%
7-Eleven
0.800%, 02/10/2024 (A)	1,669	1,651

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	$3,415	$3,476
Amazon.com
3.875%, 08/22/2037	4,500	5,292
3.100%, 05/12/2051	9,155	9,894
2.800%, 08/22/2024	3,175	3,318
1.650%, 05/12/2028	4,595	4,573
American Honda Finance MTN
0.400%, 10/21/2022	4,678	4,673
BMW US Capital LLC
2.800%, 04/11/2026 (A)	4,120	4,323
2.550%, 04/01/2031 (A)	11,170	11,464
British Airways Pass-Through Trust, Ser 2020-1A
4.250%, 11/15/2032 (A)	1,484	1,600
Ferguson Finance
4.500%, 10/24/2028 (A)	1,717	1,980
3.250%, 06/02/2030 (A)	4,865	5,170
Ford Motor Credit LLC
4.271%, 01/09/2027	4,515	4,773
General Motors Financial
3.550%, 07/08/2022	5,405	5,499
1.700%, 08/18/2023	7,705	7,787
Georgetown University
4.315%, 04/01/2049	2,754	3,455
Home Depot
5.875%, 12/16/2036	4,344	6,164
4.500%, 12/06/2048	2,125	2,778
4.400%, 03/15/2045	2,450	3,093
4.250%, 04/01/2046	400	498
3.900%, 06/15/2047	1,505	1,799
3.500%, 09/15/2056	3,285	3,755
3.350%, 09/15/2025	620	665
3.350%, 04/15/2050	835	928
3.300%, 04/15/2040	935	1,012
2.800%, 09/14/2027	3,540	3,752
2.750%, 09/15/2051	3,000	3,020
Hyundai Capital America
2.375%, 10/15/2027 (A)	3,090	3,085
1.250%, 09/18/2023 (A)	5,220	5,229
Lowe's
1.300%, 04/15/2028	3,000	2,871
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,670	6,742
McDonald's MTN
2.125%, 03/01/2030	2,900	2,899
QVC
4.850%, 04/01/2024	1,060	1,134
Resorts World Las Vegas LLC / RWLV Capital
4.625%, 04/06/2031 (A)	2,465	2,458

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TJX
1.600%, 05/15/2031	$4,350	$4,180
University of Southern California
2.805%, 10/01/2050	219	228
Volkswagen Group of America Finance LLC
1.250%, 11/24/2025 (A)	8,265	8,132
XLIT
5.250%, 12/15/2043	2,417	3,395

		146,745

Consumer Staples — 6.0%
Advocate Health & Hospitals
2.211%, 06/15/2030	3,670	3,719
Altria Group
9.950%, 11/10/2038	1,818	3,096
5.950%, 02/14/2049	635	801
5.800%, 02/14/2039	290	350
5.375%, 01/31/2044	1,770	2,065
4.500%, 05/02/2043	425	451
3.875%, 09/16/2046	3,510	3,432
3.400%, 05/06/2030	955	987
2.450%, 02/04/2032	5,255	4,947
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	280	356
4.700%, 02/01/2036	2,776	3,338
Anheuser-Busch InBev Worldwide
8.000%, 11/15/2039	5,774	9,522
4.750%, 01/23/2029	5,220	6,086
Archer-Daniels-Midland
2.700%, 09/15/2051	2,580	2,619
Ascension Health
2.532%, 11/15/2029	3,840	4,008
BAT Capital
4.390%, 08/15/2037	3,458	3,672
2.726%, 03/25/2031	8,395	8,120
2.259%, 03/25/2028	5,380	5,256
Blue Cross & Blue Shield of Minnesota
3.790%, 05/01/2025 (A)	2,086	2,213
Bon Secours Mercy Health
3.464%, 06/01/2030	1,930	2,100
2.095%, 06/01/2031	1,430	1,397
Coca-Cola
2.000%, 03/05/2031	4,030	4,008
Costco Wholesale
1.600%, 04/20/2030	3,000	2,921
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	1,858	2,406
7.507%, 01/10/2032 (A)	1,287	1,609
6.036%, 12/10/2028	2,373	2,738
4.163%, 08/11/2036 (A)	1,836	2,022

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Health Care Service, A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	$3,025	$3,148
Hormel Foods
1.700%, 06/03/2028	4,030	4,001
0.650%, 06/03/2024	3,040	3,015
JBS Finance Luxembourg Sarl
2.500%, 01/15/2027 (A)	4,680	4,641
JDE Peet's
0.800%, 09/24/2024 (A)	11,150	10,928
Kaiser Foundation Hospitals
3.150%, 05/01/2027	2,005	2,144
Keurig Dr Pepper
5.085%, 05/25/2048	743	980
Kimberly-Clark
3.200%, 04/25/2029	5,080	5,518
Kroger
3.850%, 08/01/2023	2,700	2,818
Land O' Lakes
6.000%, 11/15/2022 (A)	640	663
Mars
4.200%, 04/01/2059 (A)	1,620	2,110
3.600%, 04/01/2034 (A)	1,790	2,027
3.200%, 04/01/2030 (A)	2,435	2,613
2.700%, 04/01/2025 (A)	6,190	6,467
2.375%, 07/16/2040 (A)	5,406	5,221
Nestle Holdings
3.500%, 09/24/2025 (A)	5,520	5,951
New York and Presbyterian Hospital
1.651%, 08/01/2030	2,487	2,375
Northwestern University
4.643%, 12/01/2044	120	158
3.662%, 12/01/2057	2,175	2,764
Novartis Capital
3.000%, 11/20/2025	4,665	4,948
OhioHealth
2.834%, 11/15/2041	4,000	4,139
PepsiCo
2.375%, 10/06/2026	3,920	4,103
1.950%, 10/21/2031	5,685	5,649
1.625%, 05/01/2030	1,515	1,473
Philip Morris International
4.500%, 03/20/2042	2,830	3,260
4.375%, 11/15/2041	2,207	2,526
3.875%, 08/21/2042	3,890	4,259
2.500%, 11/02/2022	5,255	5,339
0.875%, 05/01/2026	3,360	3,248
Providence St. Joseph Health Obligated Group
2.532%, 10/01/2029	8,571	8,895
Reynolds American
8.125%, 05/01/2040	980	1,441

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.250%, 06/15/2037	$2,870	$3,883
4.450%, 06/12/2025	1,790	1,936
Roche Holdings
2.625%, 05/15/2026 (A)	3,145	3,301
SSM Health Care
3.688%, 06/01/2023	7,331	7,577
Stanford Health Care
3.310%, 08/15/2030	1,125	1,214
Takeda Pharmaceutical
2.050%, 03/31/2030	3,352	3,258
Unilever Capital
2.125%, 09/06/2029	3,220	3,282
University of Southern California
5.250%, 10/01/2111	3,685	6,268
Walmart
2.550%, 04/11/2023	8,600	8,787
2.375%, 09/24/2029	804	840
2.350%, 12/15/2022	5,280	5,377

		246,784

Energy — 5.3%
BP Capital Markets America
3.937%, 09/21/2028	2,500	2,776
3.379%, 02/08/2061	3,161	3,264
3.001%, 03/17/2052	3,400	3,334
2.939%, 06/04/2051	7,345	7,148
2.772%, 11/10/2050	1,865	1,761
BP Capital Markets PLC
3.723%, 11/28/2028	7,159	7,892
Cameron LNG LLC
2.902%, 07/15/2031 (A)	478	502
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/2027	2,120	2,400
3.700%, 11/15/2029	2,205	2,354
2.742%, 12/31/2039 (A)	2,925	2,879
Chevron
2.895%, 03/03/2024	4,540	4,727
2.236%, 05/11/2030	7,687	7,767
Colonial Enterprises
3.250%, 05/15/2030 (A)	3,770	4,005
ConocoPhillips
6.500%, 02/01/2039	3,065	4,477
1.056%, VAR ICE LIBOR USD 3 Month + 0.900%, 05/15/2022	3,955	3,969
Diamondback Energy
4.750%, 05/31/2025	1,525	1,671
3.125%, 03/24/2031	2,740	2,793
Energy Transfer
4.000%, 10/01/2027	1,440	1,556
Eni SpA
4.000%, 09/12/2023 (A)	6,800	7,133

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Enterprise Products Operating LLC
3.900%, 02/15/2024	$4,250	$4,484
EOG Resources
4.375%, 04/15/2030	2,170	2,496
Equinor
3.700%, 04/06/2050	1,385	1,604
2.875%, 04/06/2025	3,480	3,647
2.375%, 05/22/2030	2,305	2,350
Exxon Mobil
4.227%, 03/19/2040	4,660	5,556
3.452%, 04/15/2051	3,500	3,823
3.043%, 03/01/2026	1,985	2,106
2.995%, 08/16/2039	2,830	2,916
1.571%, 04/15/2023	7,805	7,903
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036 (A)	2,555	2,485
1.750%, 09/30/2027 (A)	4,331	4,348
Hess
6.000%, 01/15/2040	2,790	3,543
5.800%, 04/01/2047	25	33
5.600%, 02/15/2041	395	487
HollyFrontier
5.875%, 04/01/2026	2,080	2,346
Kinder Morgan
5.550%, 06/01/2045	2,055	2,603
Lukoil Capital DAC
3.600%, 10/26/2031 (A)	1,760	1,719
2.800%, 04/26/2027 (A)	1,705	1,685
Marathon Petroleum
4.700%, 05/01/2025	3,250	3,550
4.500%, 05/01/2023	4,630	4,837
Sabal Trail Transmission LLC
4.246%, 05/01/2028 (A)	3,870	4,356
Saudi Arabian Oil
1.625%, 11/24/2025 (A)	1,810	1,795
1.250%, 11/24/2023 (A)	8,960	8,967
Saudi Arabian Oil MTN
2.750%, 04/16/2022 (A)	2,985	3,008
Schlumberger Finance Canada
1.400%, 09/17/2025	2,565	2,578
Schlumberger Holdings
3.900%, 05/17/2028 (A)	2,444	2,669
Shell International Finance BV
6.375%, 12/15/2038	1,655	2,436
4.125%, 05/11/2035	4,275	5,004
4.000%, 05/10/2046	3,265	3,830
3.750%, 09/12/2046	4,600	5,220
3.400%, 08/12/2023	5,525	5,776
2.500%, 09/12/2026	355	372
2.375%, 11/07/2029	3,080	3,138
Spectra Energy Partners
3.375%, 10/15/2026	2,080	2,200

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Suncor Energy
3.100%, 05/15/2025	$4,010	$4,205
Suncor Energy Ventures
4.500%, 04/01/2022 (A)	1,950	1,956
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	3,445	4,922
2.900%, 03/01/2030 (A)	4,230	4,282
Texas Eastern Transmission LP
3.500%, 01/15/2028 (A)	3,373	3,627
TotalEnergies Capital
3.883%, 10/11/2028	5,330	5,961
TotalEnergies Capital International
3.386%, 06/29/2060	695	747
2.986%, 06/29/2041	275	281
TransCanada PipeLines
3.750%, 10/16/2023	5,000	5,218

		219,477

Financials — 31.8%
AIA Group
3.600%, 04/09/2029 (A)	9,500	10,410
AIG Global Funding
0.450%, 12/08/2023 (A)	5,260	5,211
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	1,626	2,274
Alleghany
3.250%, 08/15/2051	3,005	3,072
American Express
3.700%, 08/03/2023	4,810	5,027
2.500%, 08/01/2022	6,052	6,127
American International Group
4.800%, 07/10/2045	305	396
4.750%, 04/01/2048	170	223
4.500%, 07/16/2044	2,955	3,617
4.375%, 06/30/2050	565	713
4.375%, 01/15/2055	295	372
Ameriprise Financial
4.000%, 10/15/2023	2,450	2,596
Antares Holdings
3.950%, 07/15/2026 (A)	2,915	3,015
ANZ New Zealand International
1.250%, 06/22/2026 (A)	6,400	6,286
Apollo Management Holdings
5.000%, 03/15/2048 (A)	2,665	3,548
4.400%, 05/27/2026 (A)	1,140	1,265
4.000%, 05/30/2024 (A)	6,353	6,778
ASB Bank
1.625%, 10/22/2026 (A)	6,425	6,389
Athene Global Funding
3.000%, 07/01/2022 (A)	940	953
2.950%, 11/12/2026 (A)	6,830	7,148
2.673%, 06/07/2031 (A)	10,290	10,352

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.500%, 03/24/2028 (A)	$10,320	$10,416
Aviation Capital Group LLC
2.875%, 01/20/2022 (A)	2,055	2,057
Banco Bilbao Vizcaya Argentaria
1.125%, 09/18/2025	4,330	4,245
Banco Santander
2.746%, 05/28/2025	4,425	4,577
2.706%, 06/27/2024	7,900	8,191
1.722%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 09/14/2027	820	804
Bank of America
6.000%, 10/15/2036	500	686
3.366%, VAR ICE LIBOR USD 3 Month + 0.810%, 01/23/2026	14,685	15,506
3.311%, VAR United States Secured Overnight Financing Rate + 1.580%, 04/22/2042	12,840	13,621
3.004%, VAR ICE LIBOR USD 3 Month + 0.790%, 12/20/2023	2,399	2,453
2.972%, VAR United States Secured Overnight Financing Rate + 1.560%, 07/21/2052	9,943	10,121
2.687%, VAR United States Secured Overnight Financing Rate + 1.320%, 04/22/2032	2,365	2,395
2.572%, VAR United States Secured Overnight Financing Rate + 1.210%, 10/20/2032	7,085	7,115
1.734%, VAR United States Secured Overnight Financing Rate + 0.960%, 07/22/2027	900	892
Bank of America MTN
4.330%, VAR ICE LIBOR USD 3 Month + 1.520%, 03/15/2050	1,465	1,832
4.271%, VAR ICE LIBOR USD 3 Month + 1.310%, 07/23/2029	10,540	11,820
4.244%, VAR ICE LIBOR USD 3 Month + 1.814%, 04/24/2038	4,228	4,968
4.183%, 11/25/2027	7,800	8,531
4.083%, VAR ICE LIBOR USD 3 Month + 3.150%, 03/20/2051	1,035	1,263
4.000%, 01/22/2025	1,300	1,391
3.970%, VAR ICE LIBOR USD 3 Month + 1.070%, 03/05/2029	1,350	1,484
3.705%, VAR ICE LIBOR USD 3 Month + 1.512%, 04/24/2028	18,945	20,456
3.593%, VAR ICE LIBOR USD 3 Month + 1.370%, 07/21/2028	55	59
3.458%, VAR ICE LIBOR USD 3 Month + 0.970%, 03/15/2025	10,765	11,276
3.248%, 10/21/2027	4,530	4,802

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.884%, VAR ICE LIBOR USD 3 Month + 1.190%, 10/22/2030	$5,995	$6,196
2.676%, VAR United States Secured Overnight Financing Rate + 1.930%, 06/19/2041	12,055	11,706
Bank of Montreal MTN
3.300%, 02/05/2024	5,085	5,328
1.250%, 09/15/2026	3,825	3,750
0.625%, 07/09/2024	4,375	4,319
Bank of New York Mellon MTN
2.450%, 08/17/2026	725	756
Bank of Nova Scotia
4.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.551%(C)	3,150	3,337
0.650%, 07/31/2024	5,281	5,229
Barclays PLC
4.375%, 01/12/2026	4,465	4,883
3.932%, VAR ICE LIBOR USD 3 Month + 1.610%, 05/07/2025	4,905	5,180
Berkshire Hathaway
4.500%, 02/11/2043	865	1,083
3.125%, 03/15/2026	1,978	2,116
Berkshire Hathaway Finance
2.850%, 10/15/2050	6,465	6,459
1.450%, 10/15/2030	4,000	3,820
Blackstone Holdings Finance LLC
5.000%, 06/15/2044 (A)	738	966
4.750%, 02/15/2023 (A)	2,014	2,109
4.450%, 07/15/2045 (A)	1,534	1,956
3.500%, 09/10/2049 (A)	2,250	2,467
3.150%, 10/02/2027 (A)	1,878	1,992
2.000%, 01/30/2032 (A)	6,875	6,652
Blackstone Private Credit Fund
2.625%, 12/15/2026 (A)	2,920	2,839
Blackstone Secured Lending Fund
3.625%, 01/15/2026	3,105	3,238
BNP Paribas
2.219%, VAR United States Secured Overnight Financing Rate + 2.074%, 06/09/2026 (A)	4,445	4,513
2.159%, VAR United States Secured Overnight Financing Rate + 1.218%, 09/15/2029 (A)	2,305	2,264
1.323%, VAR United States Secured Overnight Financing Rate + 1.004%, 01/13/2027 (A)	6,385	6,221
Brighthouse Financial Global Funding MTN
1.000%, 04/12/2024 (A)	3,400	3,383
Brookfield Finance
2.724%, 04/15/2031	2,500	2,537
Canadian Imperial Bank of Commerce
0.950%, 10/23/2025	3,400	3,338

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Capital One Financial
3.650%, 05/11/2027	$4,523	$4,891
3.300%, 10/30/2024	2,868	3,024
Carlyle Finance Subsidiary LLC
3.500%, 09/19/2029 (A)	2,697	2,920
CDP Financial
5.600%, 11/25/2039 (A)	700	1,007
Charles Schwab
2.650%, 01/25/2023	9,271	9,474
Chubb INA Holdings
4.350%, 11/03/2045	1,138	1,454
3.050%, 12/15/2061	7,675	7,898
2.850%, 12/15/2051	3,855	3,923
CI Financial
4.100%, 06/15/2051	5,085	5,645
3.200%, 12/17/2030	6,030	6,201
Cincinnati Financial
6.920%, 05/15/2028	3,363	4,351
6.125%, 11/01/2034	2,882	3,923
Citadel
4.875%, 01/15/2027 (A)	3,820	4,099
Citadel Finance LLC
3.375%, 03/09/2026 (A)	3,615	3,634
Citigroup
8.125%, 07/15/2039	3,119	5,333
5.500%, 09/13/2025	1,000	1,132
4.750%, 05/18/2046	1,040	1,307
4.650%, 07/23/2048	3,288	4,315
4.450%, 09/29/2027	205	228
4.281%, VAR ICE LIBOR USD 3 Month + 1.839%, 04/24/2048	2,918	3,638
3.875%, 10/25/2023	2,490	2,637
3.400%, 05/01/2026	6,375	6,857
3.352%, VAR ICE LIBOR USD 3 Month + 0.897%, 04/24/2025	6,380	6,680
2.904%, VAR United States Secured Overnight Financing Rate + 1.379%, 11/03/2042	2,225	2,214
1.462%, VAR United States Secured Overnight Financing Rate + 0.770%, 06/09/2027	3,767	3,695
CME Group
4.150%, 06/15/2048	1,989	2,612
Commonwealth Bank of Australia
1.125%, 06/15/2026 (A)	3,668	3,609
Cooperatieve Rabobank UA
4.625%, 12/01/2023	3,405	3,643
3.875%, 09/26/2023 (A)	3,000	3,160
0.992%, VAR ICE LIBOR USD 3 Month + 0.860%, 09/26/2023 (A)	6,790	6,870

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Credit Agricole
1.247%, VAR United States Secured Overnight Financing Rate + 0.892%, 01/26/2027 (A)	$4,465	$4,342
Credit Agricole MTN
3.750%, 04/24/2023 (A)	4,640	4,831
Credit Suisse Group
3.091%, VAR United States Secured Overnight Financing Rate + 1.730%, 05/14/2032 (A)	1,795	1,819
2.193%, VAR United States Secured Overnight Financing Rate + 2.044%, 06/05/2026 (A)	7,410	7,479
Deutsche Bank NY
3.035%, VAR United States Secured Overnight Financing Rate + 1.718%, 05/28/2032	1,840	1,849
0.962%, 11/08/2023	4,945	4,930
0.898%, 05/28/2024	5,440	5,403
Empower Finance 2020
3.075%, 09/17/2051 (A)	1,255	1,309
Enstar Group
3.100%, 09/01/2031	3,285	3,225
Equitable Financial Life Global Funding
1.400%, 07/07/2025 (A)	1,473	1,468
1.400%, 08/27/2027 (A)	1,973	1,926
0.800%, 08/12/2024 (A)	2,165	2,143
Equitable Financial Life Global Funding MTN
1.300%, 07/12/2026 (A)	7,390	7,245
F&G Global Funding
1.750%, 06/30/2026 (A)	5,611	5,593
Fairfax Financial Holdings
3.375%, 03/03/2031	2,495	2,570
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month + 3.454%, 10/15/2054 (A)	1,750	2,123
Federation des Caisses Desjardins du Quebec
0.700%, 05/21/2024 (A)	6,020	5,951
Fifth Third Bancorp
2.550%, 05/05/2027	1,920	1,985
First Republic Bank
2.500%, 06/06/2022	1,718	1,733
1.912%, VAR United States Secured Overnight Financing Rate + 0.620%, 02/12/2024	2,800	2,835
Five Corners Funding Trust
4.419%, 11/15/2023 (A)	4,190	4,455
GA Global Funding Trust
1.950%, 09/15/2028 (A)	6,325	6,203
1.625%, 01/15/2026 (A)	2,345	2,342
1.000%, 04/08/2024 (A)	3,710	3,691

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Goldman Sachs Capital I
6.345%, 02/15/2034	$2,200	$3,045
Goldman Sachs Group
6.750%, 10/01/2037	455	643
6.450%, 05/01/2036	670	915
4.750%, 10/21/2045	205	267
4.411%, VAR ICE LIBOR USD 3 Month + 1.430%, 04/23/2039	1,065	1,271
4.017%, VAR ICE LIBOR USD 3 Month + 1.373%, 10/31/2038	1,522	1,738
3.850%, 01/26/2027	160	171
3.800%, 03/15/2030	1,485	1,628
3.500%, 01/23/2025	2,560	2,707
3.500%, 11/16/2026	8,613	9,173
3.272%, VAR ICE LIBOR USD 3 Month + 1.201%, 09/29/2025	11,575	12,142
3.210%, VAR United States Secured Overnight Financing Rate + 1.513%, 04/22/2042	8,825	9,118
2.908%, VAR United States Secured Overnight Financing Rate + 1.472%, 07/21/2042	2,725	2,713
2.650%, VAR United States Secured Overnight Financing Rate + 1.264%, 10/21/2032	1,439	1,442
2.600%, 02/07/2030	745	755
2.383%, VAR United States Secured Overnight Financing Rate + 1.248%, 07/21/2032	9,570	9,390
1.992%, VAR United States Secured Overnight Financing Rate + 1.090%, 01/27/2032	1,665	1,594
1.948%, VAR United States Secured Overnight Financing Rate + 0.913%, 10/21/2027	6,615	6,600
1.431%, VAR United States Secured Overnight Financing Rate + 0.798%, 03/09/2027	9,550	9,363
1.326%, VAR ICE LIBOR USD 3 Month + 1.170%, 05/15/2026	1,125	1,145
Goldman Sachs Group MTN
4.800%, 07/08/2044	7,915	10,126
HSBC Bank PLC
7.650%, 05/01/2025	3,080	3,628
HSBC Bank USA
7.000%, 01/15/2039	7,096	10,937
HSBC Holdings PLC
4.041%, VAR ICE LIBOR USD 3 Month + 1.546%, 03/13/2028	11,362	12,269
3.262%, VAR ICE LIBOR USD 3 Month + 1.055%, 03/13/2023	8,800	8,862
ING Groep
4.625%, 01/06/2026 (A)	3,900	4,358

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.100%, 10/02/2023	$3,950	$4,171
3.550%, 04/09/2024	5,055	5,331
2.727%, VAR United States Secured Overnight Financing Rate + 1.316%, 04/01/2032	2,200	2,241
Intercontinental Exchange
4.250%, 09/21/2048	2,457	2,967
3.000%, 06/15/2050	1,650	1,654
Jackson Financial
3.125%, 11/23/2031 (A)	3,295	3,304
JPMorgan Chase
8.750%, 09/01/2030	1,361	2,047
7.750%, 07/15/2025	1,690	2,047
6.400%, 05/15/2038	5,612	8,143
5.500%, 10/15/2040	1,000	1,363
4.260%, VAR ICE LIBOR USD 3 Month + 1.580%, 02/22/2048	1,470	1,819
3.964%, VAR ICE LIBOR USD 3 Month + 1.380%, 11/15/2048	45	54
3.897%, VAR ICE LIBOR USD 3 Month + 1.220%, 01/23/2049	3,015	3,528
3.882%, VAR ICE LIBOR USD 3 Month + 1.360%, 07/24/2038	6,195	7,098
3.875%, 09/10/2024	7,650	8,163
3.509%, VAR ICE LIBOR USD 3 Month + 0.945%, 01/23/2029	15,247	16,391
3.328%, VAR United States Secured Overnight Financing Rate + 1.580%, 04/22/2052	10,180	11,092
3.220%, VAR ICE LIBOR USD 3 Month + 1.155%, 03/01/2025	2,570	2,685
3.200%, 06/15/2026	19,115	20,293
3.157%, VAR United States Secured Overnight Financing Rate + 1.460%, 04/22/2042	14,880	15,583
3.109%, VAR United States Secured Overnight Financing Rate + 2.440%, 04/22/2051	260	274
2.580%, VAR United States Secured Overnight Financing Rate + 1.250%, 04/22/2032	7,450	7,513
2.545%, VAR United States Secured Overnight Financing Rate + 1.180%, 11/08/2032	2,595	2,608
2.522%, VAR United States Secured Overnight Financing Rate + 2.040%, 04/22/2031	2,203	2,224
2.069%, VAR United States Secured Overnight Financing Rate + 1.015%, 06/01/2029	5,155	5,092
1.953%, VAR United States Secured Overnight Financing Rate + 1.065%, 02/04/2032	2,600	2,493

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
0.969%, VAR United States Secured Overnight Financing Rate + 0.580%, 06/23/2025	$1,655	$1,643
0.680%, VAR ICE LIBOR USD 3 Month + 0.550%, 02/01/2027	1,630	1,589
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	9,343	12,082
KKR Group Finance VIII LLC
3.500%, 08/25/2050 (A)	1,275	1,364
Korea Development Bank MTN
1.750%, 02/18/2025	5,905	6,011
Kreditanstalt fuer Wiederaufbau
2.125%, 01/17/2023	3,320	3,386
Lincoln National
3.400%, 01/15/2031	3,100	3,350
Lloyds Banking Group PLC
2.438%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.000%, 02/05/2026	4,500	4,622
1.627%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 05/11/2027	2,636	2,594
LSEGA Financing
3.200%, 04/06/2041 (A)	3,618	3,756
1.375%, 04/06/2026 (A)	4,681	4,612
Macquarie Group
3.189%, VAR ICE LIBOR USD 3 Month + 1.023%, 11/28/2023 (A)	9,208	9,425
Macquarie Group MTN
1.629%, VAR United States Secured Overnight Financing Rate + 0.910%, 09/23/2027 (A)	1,844	1,812
Marsh & McLennan
3.500%, 03/10/2025	4,200	4,465
Massachusetts Mutual Life Insurance
3.375%, 04/15/2050 (A)	1,153	1,235
3.200%, 12/01/2061 (A)	7,385	7,476
MassMutual Global Funding II
1.200%, 07/16/2026 (A)	6,000	5,885
Met Tower Global Funding MTN
1.250%, 09/14/2026 (A)	3,545	3,482
MetLife
4.050%, 03/01/2045	1,250	1,499
Metropolitan Life Global Funding I MTN
3.600%, 01/11/2024 (A)	6,525	6,892
Mitsubishi UFJ Financial Group
3.195%, 07/18/2029	1,820	1,925
1.538%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.750%, 07/20/2027	10,005	9,860
Moody's
2.550%, 08/18/2060	2,136	1,927

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley
3.625%, 01/20/2027	$8,990	$9,730
3.217%, VAR United States Secured Overnight Financing Rate + 1.485%, 04/22/2042	1,945	2,051
1.593%, VAR United States Secured Overnight Financing Rate + 0.879%, 05/04/2027	2,650	2,620
Morgan Stanley MTN
6.375%, 07/24/2042	2,130	3,241
4.300%, 01/27/2045	4,630	5,726
3.971%, VAR ICE LIBOR USD 3 Month + 1.455%, 07/22/2038	3,065	3,526
3.875%, 04/29/2024	5,310	5,639
3.750%, 02/25/2023	5,317	5,515
2.699%, VAR United States Secured Overnight Financing Rate + 1.143%, 01/22/2031	700	719
2.511%, VAR United States Secured Overnight Financing Rate + 1.200%, 10/20/2032	2,490	2,498
2.239%, VAR United States Secured Overnight Financing Rate + 1.178%, 07/21/2032	6,520	6,389
1.512%, VAR United States Secured Overnight Financing Rate + 0.858%, 07/20/2027	2,237	2,194
Mutual of Omaha Insurance
4.297%, VAR ICE LIBOR USD 3 Month + 2.640%, 07/15/2054 (A)	1,515	1,566
National Rural Utilities Cooperative Finance
4.750%, VAR ICE LIBOR USD 3 Month + 2.910%, 04/30/2043	2,056	2,086
4.400%, 11/01/2048	1,000	1,286
4.300%, 03/15/2049	2,648	3,375
4.023%, 11/01/2032	445	509
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,450	2,556
4.350%, 04/30/2050 (A)	3,471	4,032
Natwest Group PLC
3.498%, VAR ICE LIBOR USD 3 Month + 1.480%, 05/15/2023	4,730	4,786
1.642%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 06/14/2027	4,320	4,255
New York Life Global Funding
1.850%, 08/01/2031 (A)	6,440	6,298
New York Life Insurance
5.875%, 05/15/2033 (A)	2,224	2,947
3.750%, 05/15/2050 (A)	1,420	1,635
Ontario Teachers' Cadillac Fairview Properties Trust
2.500%, 10/15/2031 (A)	13,720	13,789

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Owl Rock Capital
2.875%, 06/11/2028	$3,498	$3,418
Pacific Life Insurance
4.300%, VAR ICE LIBOR USD 3 Month + 2.796%, 10/24/2067 (A)	1,555	1,846
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (A)	4,431	4,766
PNC Bank
3.300%, 10/30/2024	3,540	3,758
PNC Financial Services Group
2.600%, 07/23/2026	8,775	9,198
Pricoa Global Funding I
3.450%, 09/01/2023 (A)	5,495	5,700
Principal Life Global Funding II
1.500%, 08/27/2030 (A)	3,374	3,197
Prospect Capital
3.706%, 01/22/2026	2,520	2,562
Protective Life Global Funding
1.618%, 04/15/2026 (A)	7,358	7,345
1.170%, 07/15/2025 (A)	1,476	1,461
Prudential Financial
3.935%, 12/07/2049	140	167
Prudential Financial MTN
5.700%, 12/14/2036	1,660	2,252
3.700%, 03/13/2051	790	910
1.500%, 03/10/2026	4,945	4,959
Prudential PLC
3.125%, 04/14/2030	2,008	2,155
RGA Global Funding
2.000%, 11/30/2026 (A)	4,295	4,319
Royal Bank of Canada MTN
2.300%, 11/03/2031	8,525	8,572
0.650%, 07/29/2024	1,971	1,946
0.500%, 10/26/2023	4,347	4,317
Scentre Group Trust 1/ Scentre Group Trust 2
4.375%, 05/28/2030 (A)	4,031	4,651
3.750%, 03/23/2027 (A)	880	952
3.625%, 01/28/2026 (A)	4,545	4,882
3.500%, 02/12/2025 (A)	1,485	1,573
Scentre Group Trust 2
4.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.379%, 09/24/2080 (A)	6,340	6,625
Securian Financial Group
4.800%, 04/15/2048 (A)	3,138	3,937
Security Benefit Global Funding MTN
1.250%, 05/17/2024 (A)	1,501	1,497
Societe Generale
3.625%, 03/01/2041 (A)	2,840	2,925
Standard Chartered PLC
4.247%, VAR ICE LIBOR USD 3 Month + 1.150%, 01/20/2023 (A)	4,602	4,623

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
State Street
3.031%, VAR United States Secured Overnight Financing Rate + 1.490%, 11/01/2034	$5,645	$5,905
Sumitomo Mitsui Financial Group
0.948%, 01/12/2026	3,000	2,920
SVB Financial Group
1.800%, 10/28/2026	9,925	9,871
Toronto-Dominion Bank MTN
0.700%, 09/10/2024	3,763	3,725
Travelers
3.750%, 05/15/2046	1,505	1,795
Truist Bank
3.800%, 10/30/2026	3,870	4,239
3.200%, 04/01/2024	4,095	4,295
2.250%, 03/11/2030	995	989
Truist Financial
4.000%, 05/01/2025	8,775	9,506
Truist Financial MTN
3.050%, 06/20/2022	4,080	4,131
2.850%, 10/26/2024	2,675	2,793
1.887%, VAR United States Secured Overnight Financing Rate + 0.862%, 06/07/2029	4,036	3,978
1.267%, VAR United States Secured Overnight Financing Rate + 0.609%, 03/02/2027	13,365	13,123
UBS MTN
4.500%, 06/26/2048 (A)	3,485	4,618
UBS Group
4.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.313%(A)(C)	1,350	1,320
4.125%, 09/24/2025 (A)	1,440	1,568
1.494%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 08/10/2027 (A)	2,100	2,054
1.008%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.830%, 07/30/2024 (A)	8,100	8,095
US Bancorp
3.375%, 02/05/2024	6,500	6,827
Validus Holdings
8.875%, 01/26/2040	1,880	3,140
Wells Fargo
6.600%, 01/15/2038	2,620	3,839
5.950%, 12/15/2036	1,035	1,404
5.606%, 01/15/2044	3,876	5,240
3.068%, VAR United States Secured Overnight Financing Rate + 2.530%, 04/30/2041	3,585	3,688
3.000%, 04/22/2026	8,965	9,407

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wells Fargo MTN
5.013%, VAR United States Secured Overnight Financing Rate + 4.502%, 04/04/2051	$570	$788
4.900%, 11/17/2045	2,080	2,652
4.750%, 12/07/2046	3,493	4,413
4.400%, 06/14/2046	2,935	3,512
4.300%, 07/22/2027	939	1,044
3.584%, VAR ICE LIBOR USD 3 Month + 1.310%, 05/22/2028	12,541	13,500
3.196%, VAR ICE LIBOR USD 3 Month + 1.170%, 06/17/2027	12,240	12,943
2.879%, VAR United States Secured Overnight Financing Rate + 1.432%, 10/30/2030	4,875	5,056
2.572%, VAR United States Secured Overnight Financing Rate + 1.262%, 02/11/2031	3,385	3,434
2.393%, VAR United States Secured Overnight Financing Rate + 2.100%, 06/02/2028	9,200	9,319
Western & Southern Life Insurance
3.750%, 04/28/2061 (A)	2,455	2,789
Westpac Banking
3.020%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.530%, 11/18/2036	1,425	1,417
2.668%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.750%, 11/15/2035	3,780	3,705
2.150%, 06/03/2031	1,850	1,852
1.953%, 11/20/2028	7,490	7,454

		1,316,093

Health Care — 6.0%
Advocate Health & Hospitals
4.272%, 08/15/2048	2,984	3,840
Ascension Health
3.945%, 11/15/2046	2,394	3,029
3.106%, 11/15/2039	1,830	1,992
Astrazeneca Finance LLC
1.750%, 05/28/2028	5,765	5,719
1.200%, 05/28/2026	9,620	9,496
AstraZeneca PLC
3.375%, 11/16/2025	1,488	1,595
Banner Health
2.907%, 01/01/2042	2,652	2,726
Bayer US Finance II LLC
4.700%, 07/15/2064 (A)	3,935	4,713
Bristol-Myers Squibb
5.000%, 08/15/2045	2,155	2,897
4.550%, 02/20/2048	290	374
3.400%, 07/26/2029	4,405	4,824

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.200%, 06/15/2026	$2,705	$2,908
2.350%, 11/13/2040	710	672
0.537%, 11/13/2023	5,059	5,042
Cigna
4.800%, 08/15/2038	1,565	1,918
4.125%, 11/15/2025	2,154	2,352
2.375%, 03/15/2031	3,000	3,007
CommonSpirit Health
4.350%, 11/01/2042	1,680	1,958
4.187%, 10/01/2049	3,085	3,658
CVS Health
3.700%, 03/09/2023	1,250	1,293
3.000%, 08/15/2026	2,380	2,509
DH Europe Finance II Sarl
2.050%, 11/15/2022	4,165	4,223
Eli Lilly
3.375%, 03/15/2029	3,155	3,470
Gilead Sciences
4.800%, 04/01/2044	1,300	1,636
4.750%, 03/01/2046	1,735	2,202
3.250%, 09/01/2022	6,525	6,622
GlaxoSmithKline Capital
3.875%, 05/15/2028	2,190	2,459
Health Care Service, A Mutual Legal Reserve
2.200%, 06/01/2030 (A)	4,645	4,594
Johnson & Johnson
2.900%, 01/15/2028	2,565	2,734
2.625%, 01/15/2025	1,660	1,735
1.300%, 09/01/2030	5,355	5,100
Kaiser Foundation Hospitals
4.150%, 05/01/2047	3,095	3,884
2.810%, 06/01/2041	5,140	5,247
McKesson
0.900%, 12/03/2025	2,000	1,940
Medtronic
4.625%, 03/15/2045	981	1,307
4.375%, 03/15/2035	1,732	2,130
Memorial Health Services
3.447%, 11/01/2049	1,910	2,173
Merck
3.600%, 09/15/2042	2,145	2,434
3.400%, 03/07/2029	2,385	2,609
MultiCare Health System
2.803%, 08/15/2050	4,400	4,435
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,395	2,008
Northwell Healthcare
4.260%, 11/01/2047	2,170	2,628
Novartis Capital
2.750%, 08/14/2050	6,101	6,241

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery
2.667%, 10/01/2050	$5,260	$5,145
Orlando Health Obligated Group
3.327%, 10/01/2050	830	912
PerkinElmer
0.850%, 09/15/2024	7,305	7,188
Pfizer
3.000%, 12/15/2026	2,335	2,504
2.625%, 04/01/2030	5,610	5,880
Pharmacia LLC
6.600%, 12/01/2028	1,100	1,441
Royalty Pharma PLC
1.750%, 09/02/2027	1,700	1,662
RWJ Barnabas Health
3.477%, 07/01/2049	4,050	4,594
Thermo Fisher Scientific
2.000%, 10/15/2031	3,700	3,624
1.750%, 10/15/2028	1,070	1,052
1.215%, 10/18/2024	14,880	14,882
UnitedHealth Group
6.875%, 02/15/2038	2,380	3,671
6.625%, 11/15/2037	1,609	2,410
6.500%, 06/15/2037	1,675	2,469
4.750%, 07/15/2045	890	1,172
4.625%, 07/15/2035	5,560	6,893
4.200%, 01/15/2047	1,432	1,764
3.875%, 12/15/2028	1,835	2,059
3.850%, 06/15/2028	1,455	1,625
3.750%, 07/15/2025	3,700	4,004
3.700%, 12/15/2025	1,930	2,107
3.500%, 02/15/2024	7,300	7,702
3.250%, 05/15/2051	20	22
3.050%, 05/15/2041	1,620	1,688
2.375%, 10/15/2022	4,805	4,884
2.300%, 05/15/2031	10,805	10,942
1.150%, 05/15/2026	2,765	2,729
Wyeth LLC
6.000%, 02/15/2036	1,400	1,972
5.950%, 04/01/2037	3,960	5,619

		250,949

Industrials — 7.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/2032	5,565	5,607
3.000%, 10/29/2028	7,390	7,442
2.450%, 10/29/2026	2,965	2,972
1.650%, 10/29/2024	7,820	7,806
1.150%, 10/29/2023	8,055	8,031
Air Lease
3.875%, 07/03/2023	4,406	4,596

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Airbus
3.950%, 04/10/2047 (A)	$2,800	$3,314
BAE Systems Holdings
3.800%, 10/07/2024 (A)	1,700	1,812
BAE Systems PLC
5.800%, 10/11/2041 (A)	1,940	2,660
3.400%, 04/15/2030 (A)	2,307	2,469
1.900%, 02/15/2031 (A)	1,971	1,878
Boeing
5.930%, 05/01/2060	1,685	2,329
5.805%, 05/01/2050	2,285	3,082
5.150%, 05/01/2030	10,020	11,623
3.100%, 05/01/2026	4,205	4,375
1.875%, 06/15/2023	3,290	3,319
Burlington Northern Santa Fe LLC
6.150%, 05/01/2037	2,590	3,732
4.900%, 04/01/2044	2,563	3,395
4.550%, 09/01/2044	5,320	6,760
4.375%, 09/01/2042	380	471
4.150%, 04/01/2045	3,295	4,015
2.875%, 06/15/2052	2,540	2,571
Caterpillar
3.803%, 08/15/2042	1,605	1,892
3.400%, 05/15/2024	3,050	3,210
Caterpillar Financial Services MTN
2.550%, 11/29/2022	8,710	8,895
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	3,139	3,277
CSX
3.350%, 09/15/2049	4,726	5,084
Deere
3.750%, 04/15/2050	230	279
3.100%, 04/15/2030	4,033	4,354
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/2027	1,162	1,220
Delta Air Lines Pass-Through Trust, Ser 2019-1, Cl A
3.404%, 04/25/2024	2,800	2,843
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	3,009	2,968
Emerson Electric
1.800%, 10/15/2027	1,960	1,959
GE Capital International Funding Unlimited
4.418%, 11/15/2035	15,392	18,603
General Dynamics
4.250%, 04/01/2040	1,000	1,220
4.250%, 04/01/2050	2,100	2,719
2.250%, 06/01/2031	6,085	6,183
1.875%, 08/15/2023	2,835	2,888

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
General Electric
4.250%, 05/01/2040	$250	$310
3.625%, 05/01/2030	4,140	4,663
3.450%, 05/01/2027	2,290	2,493
Honeywell International
1.750%, 09/01/2031	2,980	2,891
John Deere Capital
3.650%, 10/12/2023	4,902	5,163
John Deere Capital MTN
3.450%, 06/07/2023	5,396	5,625
2.800%, 07/18/2029	4,220	4,476
2.650%, 06/24/2024	5,130	5,355
2.650%, 06/10/2026	365	383
0.400%, 10/10/2023	11,945	11,889
Lockheed Martin
4.070%, 12/15/2042	3,300	3,942
Norfolk Southern
3.800%, 08/01/2028	3,180	3,537
Northrop Grumman
2.930%, 01/15/2025	5,195	5,427
PACCAR Financial MTN
1.100%, 05/11/2026	3,079	3,042
Penske Truck Leasing LP / PTL Finance
4.000%, 07/15/2025 (A)	2,904	3,137
3.950%, 03/10/2025 (A)	2,752	2,948
3.450%, 07/01/2024 (A)	5,540	5,840
Raytheon Technologies
4.500%, 06/01/2042	2,300	2,841
Ryder System MTN
4.625%, 06/01/2025	4,800	5,286
Siemens Financieringsmaatschappij
1.700%, 03/11/2028 (A)	5,415	5,338
SMBC Aviation Capital Finance DAC
3.000%, 07/15/2022 (A)	2,035	2,060
Snap-on
4.100%, 03/01/2048	570	724
3.100%, 05/01/2050	3,240	3,494
Southwest Airlines
5.125%, 06/15/2027	4,715	5,370
Southwest Airlines Pass-Through Trust, Ser 2007-1
6.150%, 08/01/2022	163	166
Triton Container International
2.050%, 04/15/2026 (A)	3,535	3,506
TTX
4.600%, 02/01/2049 (A)	2,100	2,795
TTX MTN
3.600%, 01/15/2025 (A)	5,563	5,932
Union Pacific
2.950%, 03/10/2052	9,016	9,249
2.375%, 05/20/2031	3,805	3,884

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
United Airlines Pass-Through Trust, Ser 2012-1, Cl A
4.150%, 04/11/2024	$2,315	$2,418
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	1,595	1,758
United Parcel Service
5.300%, 04/01/2050	3,026	4,515
Verisk Analytics
3.625%, 05/15/2050	2,930	3,236
WW Grainger
4.600%, 06/15/2045	419	548

		296,094

Information Technology — 7.8%
Adobe
1.700%, 02/01/2023	13,890	14,080
Analog Devices
2.950%, 10/01/2051	1,918	2,005
2.100%, 10/01/2031	1,400	1,402
1.700%, 10/01/2028	5,245	5,240
Apple
4.650%, 02/23/2046	6,495	8,601
4.500%, 02/23/2036	2,700	3,394
4.375%, 05/13/2045	515	660
3.850%, 08/04/2046	7,520	8,972
3.350%, 02/09/2027	4,325	4,686
3.250%, 02/23/2026	19,985	21,375
3.000%, 02/09/2024	4,315	4,497
2.850%, 05/11/2024	1,055	1,101
2.850%, 08/05/2061	2,000	2,015
2.650%, 05/11/2050	3,755	3,713
2.650%, 02/08/2051	4,585	4,542
2.375%, 02/08/2041	2,310	2,263
1.650%, 02/08/2031	4,730	4,592
Applied Materials
3.900%, 10/01/2025	3,155	3,456
Cisco Systems
5.900%, 02/15/2039	2,007	2,908
2.200%, 09/20/2023	4,595	4,723
Corning
7.250%, 08/15/2036	1,844	2,255
Genpact Luxembourg Sarl
3.700%, 04/01/2022	3,310	3,336
3.375%, 12/01/2024	5,226	5,519
Intel
4.950%, 03/25/2060	1,052	1,487
4.000%, 12/15/2032	4,300	5,037
3.200%, 08/12/2061	888	922
2.875%, 05/11/2024	5,830	6,086
International Business Machines
4.150%, 05/15/2039	2,325	2,714

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.300%, 05/15/2026	$1,805	$1,933
Intuit
1.350%, 07/15/2027	2,989	2,916
Mastercard
3.850%, 03/26/2050	3,305	3,954
3.300%, 03/26/2027	2,900	3,138
2.950%, 06/01/2029	2,420	2,599
Microsoft
4.100%, 02/06/2037	3,548	4,372
3.700%, 08/08/2046	6,874	8,309
3.500%, 02/12/2035	1,310	1,504
3.450%, 08/08/2036	130	149
3.041%, 03/17/2062	1,100	1,188
2.921%, 03/17/2052	4,377	4,660
2.875%, 02/06/2024	2,095	2,181
2.675%, 06/01/2060	1,078	1,075
2.525%, 06/01/2050	7,870	7,803
2.400%, 08/08/2026	12,240	12,769
NXP BV / NXP Funding LLC
4.875%, 03/01/2024 (A)	3,252	3,497
Oracle
4.375%, 05/15/2055	680	781
4.000%, 07/15/2046	6,860	7,411
3.800%, 11/15/2037	2,190	2,333
3.600%, 04/01/2040	9,370	9,708
3.600%, 04/01/2050	500	506
2.950%, 05/15/2025	2,160	2,259
2.950%, 04/01/2030	9,310	9,613
2.500%, 05/15/2022	4,700	4,728
2.400%, 09/15/2023	4,355	4,452
QUALCOMM
4.300%, 05/20/2047	3,246	4,128
1.300%, 05/20/2028	5,677	5,503
salesforce.com
1.500%, 07/15/2028	23,770	23,428
0.625%, 07/15/2024	4,428	4,391
Texas Instruments
4.150%, 05/15/2048	3,759	4,814
3.875%, 03/15/2039	205	245
2.250%, 09/04/2029	8,735	9,028
1.375%, 03/12/2025	4,015	4,053
TSMC Arizona
3.125%, 10/25/2041	2,630	2,770
2.500%, 10/25/2031	1,565	1,595
1.750%, 10/25/2026	3,120	3,132
Visa
4.150%, 12/14/2035	1,125	1,345
2.700%, 04/15/2040	760	776
2.000%, 08/15/2050	3,610	3,193
Vontier
2.950%, 04/01/2031 (A)	9,885	9,755
1.800%, 04/01/2026 (A)	2,300	2,256

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wipro IT Services LLC
1.500%, 06/23/2026 (A)	$4,937	$4,853

		320,684

Materials — 0.8%
Air Products and Chemicals
1.850%, 05/15/2027	3,240	3,291
BHP Billiton Finance USA
6.420%, 03/01/2026	1,590	1,895
5.000%, 09/30/2043	1,400	1,858
Ecolab
4.800%, 03/24/2030	892	1,075
Huntsman International LLC
2.950%, 06/15/2031	3,020	3,086
Linde
3.200%, 01/30/2026	2,315	2,483
Nacional del Cobre de Chile
4.250%, 07/17/2042 (A)	2,100	2,289
Newcrest Finance Pty
3.250%, 05/13/2030 (A)	2,440	2,586
PPG Industries
1.200%, 03/15/2026	3,515	3,444
Rio Tinto Finance USA
5.200%, 11/02/2040	1,185	1,588
2.750%, 11/02/2051	4,000	4,010
Sealed Air
1.573%, 10/15/2026 (A)	1,950	1,901
Vale Overseas
6.875%, 11/10/2039	1,885	2,479

		31,985

Real Estate — 2.2%
AvalonBay Communities MTN
3.350%, 05/15/2027	2,980	3,224
2.950%, 05/11/2026	2,182	2,311
Boston Properties
4.500%, 12/01/2028	2,630	2,991
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	3,940	4,130
Essential Properties
2.950%, 07/15/2031	3,050	3,043
Federal Realty Investment Trust
1.250%, 02/15/2026	5,026	4,950
Mid-America Apartments
2.875%, 09/15/2051	7,955	7,914
Newmark Group
6.125%, 11/15/2023	3,140	3,359
Public Storage
2.250%, 11/09/2031	8,080	8,043
Realty Income
1.800%, 03/15/2033	2,610	2,469

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Regency Centers
4.650%, 03/15/2049	$295	$372
4.400%, 02/01/2047	1,645	1,982
Sabra Health Care
3.900%, 10/15/2029	4,275	4,508
3.200%, 12/01/2031	3,025	2,968
Simon Property Group LP
6.750%, 02/01/2040	470	702
4.750%, 03/15/2042	230	288
4.250%, 11/30/2046	2,219	2,653
3.800%, 07/15/2050	3,655	4,116
3.375%, 10/01/2024	5,488	5,804
2.450%, 09/13/2029	5,620	5,702
2.250%, 01/15/2032	110	107
Sun Communities Operating LP
2.300%, 11/01/2028	7,995	7,979
Vornado Realty
3.500%, 01/15/2025	3,895	4,085
Welltower
4.950%, 09/01/2048	2,632	3,464
WP Carey
4.600%, 04/01/2024	2,670	2,850

		90,014

Utilities — 8.1%
AEP Texas
3.450%, 01/15/2050	2,695	2,818
Alabama Power
3.850%, 12/01/2042	600	684
3.700%, 12/01/2047	2,800	3,149
1.450%, 09/15/2030	3,416	3,211
Ameren Illinois
4.500%, 03/15/2049	7,720	10,105
2.700%, 09/01/2022	2,000	2,024
Atmos Energy
4.125%, 03/15/2049	4,015	4,931
Baltimore Gas and Electric
2.250%, 06/15/2031	4,700	4,688
Berkshire Hathaway Energy
6.125%, 04/01/2036	1,472	2,011
4.450%, 01/15/2049	140	174
3.800%, 07/15/2048	1,065	1,205
3.250%, 04/15/2028	1,720	1,852
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	2,215	2,826
2.900%, 07/01/2050	755	781
Cleco Corporate Holdings LLC
3.375%, 09/15/2029	1,840	1,869
CMS Energy
3.000%, 05/15/2026	7,285	7,648
Commonwealth Edison
4.700%, 01/15/2044	2,000	2,569

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, 03/01/2048	$4,125	$4,934
3.200%, 11/15/2049	1,610	1,730
3.000%, 03/01/2050	1,920	1,985
2.550%, 06/15/2026	4,665	4,866
Consolidated Edison of New York
3.875%, 06/15/2047	3,000	3,358
Consumers Energy
3.500%, 08/01/2051	570	650
Dominion Energy
3.375%, 04/01/2030	615	653
Dominion Energy South Carolina
4.600%, 06/15/2043	1,000	1,249
DTE Electric
3.375%, 03/01/2025	2,289	2,427
DTE Energy
2.529%, 10/01/2024	3,695	3,817
Duke Energy Carolinas LLC
5.300%, 02/15/2040	1,700	2,269
3.875%, 03/15/2046	5,500	6,382
3.350%, 05/15/2022	12,790	12,963
2.550%, 04/15/2031	2,855	2,915
Duke Energy Indiana LLC
6.350%, 08/15/2038	260	375
4.900%, 07/15/2043	265	342
Duke Energy Ohio
2.125%, 06/01/2030	1,345	1,322
Duke Energy Progress LLC
4.200%, 08/15/2045	2,620	3,212
4.100%, 05/15/2042	1,096	1,276
East Ohio Gas
3.000%, 06/15/2050 (A)	1,135	1,134
2.000%, 06/15/2030 (A)	2,370	2,310
1.300%, 06/15/2025 (A)	2,700	2,674
Eastern Energy Gas Holdings LLC
2.500%, 11/15/2024	2,410	2,496
Entergy
2.400%, 06/15/2031	4,945	4,884
Entergy Arkansas LLC
3.350%, 06/15/2052	3,945	4,298
Entergy Louisiana LLC
4.200%, 09/01/2048	4,715	5,759
0.950%, 10/01/2024	10,955	10,848
Entergy Mississippi LLC
2.850%, 06/01/2028	4,160	4,379
Essential Utilities
4.276%, 05/01/2049	1,375	1,685
Eversource Energy
3.800%, 12/01/2023	2,905	3,051
2.900%, 10/01/2024	3,968	4,126
Florida Power & Light
5.960%, 04/01/2039	160	230
5.690%, 03/01/2040	4,657	6,611

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.125%, 02/01/2042	$3,845	$4,654
2.850%, 04/01/2025	2,515	2,632
Georgia Power
4.300%, 03/15/2043	4,345	4,960
3.700%, 01/30/2050	5,445	5,915
Idaho Power
4.200%, 03/01/2048	2,625	3,273
Indiana Michigan Power
4.250%, 08/15/2048	595	729
Indianapolis Power & Light
4.050%, 05/01/2046 (A)	65	77
Jersey Central Power & Light
2.750%, 03/01/2032 (A)	4,020	4,097
Korea Gas MTN
2.750%, 07/20/2022 (A)	4,490	4,552
Massachusetts Electric
1.729%, 11/24/2030 (A)	1,300	1,229
MidAmerican Energy
3.150%, 04/15/2050	2,700	2,885
NextEra Energy Capital Holdings
1.900%, 06/15/2028	6,480	6,379
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	1,959	2,244
Northern States Power
7.125%, 07/01/2025	3,220	3,843
6.250%, 06/01/2036	600	867
2.250%, 04/01/2031	2,875	2,914
NSTAR Electric
3.250%, 05/15/2029	2,684	2,885
3.100%, 06/01/2051	870	941
Oglethorpe Power
5.375%, 11/01/2040	1,735	2,179
4.250%, 04/01/2046	1,300	1,417
4.200%, 12/01/2042	195	213
Ohio Power
2.600%, 04/01/2030	3,565	3,667
Oncor Electric Delivery LLC
7.500%, 09/01/2038	120	192
5.350%, 10/01/2052	2,189	3,325
5.300%, 06/01/2042	1,301	1,790
3.750%, 04/01/2045	3,890	4,557
Pacific Gas and Electric
4.200%, 06/01/2041	2,340	2,384
PacifiCorp
6.250%, 10/15/2037	2,375	3,325
6.000%, 01/15/2039	4,515	6,282
2.950%, 06/01/2023	4,940	5,076
2.900%, 06/15/2052	7,960	7,921
PECO Energy
2.850%, 09/15/2051	3,000	3,008
PPL Electric Utilities
4.150%, 06/15/2048	2,400	2,978

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.950%, 06/01/2047	$1,802	$2,166
Public Service Electric and Gas MTN
4.050%, 05/01/2048	2,792	3,423
3.700%, 05/01/2028	1,180	1,310
3.250%, 09/01/2023	1,450	1,507
Public Service of Colorado
6.250%, 09/01/2037	225	331
3.200%, 03/01/2050	1,790	1,923
Public Service of New Hampshire
3.600%, 07/01/2049	3,895	4,541
2.200%, 06/15/2031	5,675	5,709
Public Service of Oklahoma
6.625%, 11/15/2037	960	1,376
Puget Energy
2.379%, 06/15/2028	4,025	3,987
San Diego Gas & Electric
4.500%, 08/15/2040	2,025	2,498
3.600%, 09/01/2023	1,224	1,277
3.320%, 04/15/2050	450	484
Sempra Energy
4.000%, 02/01/2048	410	471
3.800%, 02/01/2038	1,310	1,447
2.900%, 02/01/2023	4,284	4,379
Southern
0.420%, VAR United States Secured Overnight Financing Rate + 0.370%, 05/10/2023	5,585	5,576
Southern California Edison
2.850%, 08/01/2029	2,895	2,992
Southern California Gas
4.300%, 01/15/2049	1,185	1,502
3.750%, 09/15/2042	205	232
2.550%, 02/01/2030	4,835	4,983
Union Electric
4.000%, 04/01/2048	1,180	1,418
3.900%, 09/15/2042	90	104
Virginia Electric & Power
3.150%, 01/15/2026	3,000	3,171
2.950%, 11/15/2051	3,800	3,888
Wisconsin Electric Power
1.700%, 06/15/2028	2,300	2,264
Wisconsin Power & Light
6.375%, 08/15/2037	50	71
3.650%, 04/01/2050	40	46
3.050%, 10/15/2027	2,610	2,757

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wisconsin Public Service
3.300%, 09/01/2049	$2,475	$2,676

		335,654

Total Corporate Obligations
(Cost $3,374,610) ($ Thousands)		3,519,724

U.S. TREASURY OBLIGATIONS — 9.4%
U.S. Treasury Bill
0.120%, 10/06/2022 (B)	3,747	3,741
U.S. Treasury Bonds
2.375%, 05/15/2051	10,410	11,807
2.000%, 11/15/2041	13,200	13,530
2.000%, 08/15/2051	51,834	54,280
1.875%, 02/15/2041	3,648	3,660
1.875%, 02/15/2051	7,803	7,933
1.750%, 08/15/2041	15,458	15,175
U.S. Treasury Notes
1.500%, 11/30/2028	15,300	15,434
1.375%, 10/31/2028	27,035	27,056
1.375%, 11/15/2031	31,980	31,785
1.250%, 11/30/2026	25,495	25,609
1.250%, 05/31/2028	195	194
1.125%, 10/31/2026	24,535	24,501
0.750%, 11/15/2024	43,470	43,368
0.750%, 05/31/2026	1,805	1,776
0.625%, 10/15/2024	145	144
0.375%, 10/31/2023	53,955	53,807
0.375%, 08/15/2024	1,903	1,884
0.250%, 09/30/2023	11,630	11,577
0.250%, 06/15/2024	39,645	39,165

Total U.S. Treasury Obligations
(Cost $381,611) ($ Thousands)		386,426

MUNICIPAL BONDS — 2.7%
California — 0.8%
Bay Area, Toll Authority, RB
2.574%, 04/01/2031	3,300	3,478
2.425%, 04/01/2026	1,400	1,466
California State University, Ser D, RB
1.490%, 11/01/2028	2,580	2,524
California State, Build America Project, GO
7.600%, 11/01/2040	585	1,022
7.550%, 04/01/2039	2,305	3,919
7.500%, 04/01/2034	5,125	7,892
California State, Health Facilities Financing Authority, RB
1.679%, 06/01/2028	4,975	4,942

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
East Bay, Municipal Utility District Water System Revenue, RB
5.874%, 06/01/2040	$300	$438
Los Angeles, Community College District, GO
1.606%, 08/01/2028	4,780	4,775
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	1,120	1,590
University of California Regents, Ser H, RB
6.548%, 05/15/2048	120	191
University of California, RB
5.770%, 05/15/2043	1,575	2,206

		34,443

Colorado — 0.1%
City & County of Denver's Airport System Revenue, Ser C, RB
2.037%, 11/15/2028	4,000	4,083

Florida — 0.1%
Florida State, Board of Administration Finance, Ser A, RB
1.705%, 07/01/2027	2,407	2,413

Georgia — 0.2%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	2,819	4,271
6.637%, 04/01/2057	2,445	3,804

		8,075

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	2,580	3,612

Kansas — 0.0%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	1,455	1,789

Massachusetts — 0.2%
Massachusetts State, Build America Project, GO
4.910%, 05/01/2029	100	120
Massachusetts State, Build America Project, RB
5.731%, 06/01/2040	80	111

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, Ser A, RB
2.925%, 07/01/2028	$2,550	$2,682
1.638%, 07/01/2026	2,125	2,118

		5,031

Michigan — 0.1%
Michigan State, Finance Authority, RB
3.084%, 12/01/2034	1,685	1,817
Michigan State, Finance Authority, RB
Callable 03/01/2026 @ 100
2.671%, 09/01/2049 (D)	4,600	4,844

		6,661

New Jersey — 0.2%
New Jersey State, Transportation Trust Fund Authority, Ser C, RB
5.754%, 12/15/2028	2,300	2,721
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,500	4,011

		6,732

New York — 0.6%
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	165	235
4.458%, 10/01/2062	205	281
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	1,315	1,810
New York & New Jersey, Port Authority, Ser AAA, RB
1.086%, 07/01/2023	2,225	2,242
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser, RB
3.480%, 08/01/2026	2,100	2,290
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	2,435	2,620
New York State, Thruway Authority, Ser M, RB
2.900%, 01/01/2035	4,150	4,439
New York State, Urban Development, RB
5.770%, 03/15/2039	8,225	10,247

		24,164

Oregon — 0.1%
Oregon State, School Boards Association, Ser B, GO, NATL
5.550%, 06/30/2028	4,000	4,681

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania — 0.1%
Pennsylvania, Economic Development Financing Authority, RB
2.152%, 06/15/2029	$5,465	$5,530

Texas — 0.1%
City of Houston, Airport System Revenue, Sub-Ser C, RB
2.085%, 07/01/2028	2,320	2,358
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	555	764
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	845	1,451
Texas State, Build America Project, GO
5.517%, 04/01/2039	565	812
Texas State, Dallas Area, Rapid Transit, RB
1.147%, 12/01/2026	1,200	1,190

		6,575

Total Municipal Bonds
(Cost $105,907) ($ Thousands)		113,789

SOVEREIGN DEBT — 1.1%

Chile Government International Bond
3.500%, 01/25/2050	1,615	1,667
3.500%, 04/15/2053	4,705	4,852
Colombia Government International Bond
4.125%, 02/22/2042	2,790	2,366
3.250%, 04/22/2032	4,010	3,579
European Investment Bank
2.250%, 03/15/2022	4,120	4,144
1.375%, 09/06/2022	2,790	2,813
Export-Import Bank of Korea
2.750%, 01/25/2022	3,500	3,512
Israel Government International Bond
3.875%, 07/03/2050	1,210	1,390
Japan Bank for International Cooperation
1.750%, 01/23/2023	7,830	7,942
Mexico Government International Bond
3.771%, 05/24/2061	3,025	2,751
2.659%, 05/24/2031	2,595	2,504
Province of Quebec Canada
6.350%, 01/30/2026	270	320
2.500%, 04/09/2024	8,600	8,946

Total Sovereign Debt
(Cost $47,043) ($ Thousands)		46,786

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate Duration Credit Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 0.1%
JPMorgan Chase, 4.200% (C)	119,320	$2,956

Total Preferred Stock
(Cost $2,983) ($ Thousands)		2,956

	Face Amount (Thousands)
ASSET-BACKED SECURITY — 0.0%
Other Asset-Backed Securities — 0.0%

American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (A)	$65	65

Total Asset-Backed Security
(Cost $64) ($ Thousands)		65

	Shares
CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	61,189,383	61,189

Total Cash Equivalent
(Cost $61,189) ($ Thousands)		61,189

Total Investments in Securities — 100.0%
(Cost $3,973,407) ($ Thousands)		$4,130,935

A list of the open futures contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Short Contracts
Ultra 10-Year U.S. Treasury Note	(106)	Mar-2022	$(15,335)	$(15,571)	$(236)

Percentages are based on Net Assets of $4,128,998 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2021.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2021, the value of these securities amounted to $699,440 ($ Thousands), representing 16.9% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.
(C)	Perpetual security with no stated maturity date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

Cl — Class
DAC — Designated Activity Company
GO — General Obligation
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
MTN — Medium Term Note
NATL— National Public Finance Guarantee Corporation
PLC — Public Limited Company
Pty — Proprietary
RB — Revenue Bond
Ser — Series
USD — U.S. Dollar
VAR — Variable Rate

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	3,519,724	–	3,519,724
U.S. Treasury Obligations	–	386,426	–	386,426
Municipal Bonds	–	113,789	–	113,789
Sovereign Debt	–	46,786	–	46,786
Preferred Stock	–	2,956	–	2,956
Asset-Backed Security	–	65	–	65
Cash Equivalent	61,189	–	–	61,189
Total Investments in Securities	61,189	4,069,746	–	4,130,935

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(236)	–	–	(236)
Total Other Financial Instruments	(236)	–	–	(236)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$69,308	$987,600	$(995,719)	$—	$—	$61,189	61,189,383	$4	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

CONSOLIDATED SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Dynamic Asset Allocation Fund

†	Percentages are based on total investments.

A

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK — 90.9%
Communication Services — 9.4%
Alphabet Inc, Cl A *	2.0%	15,145	$42,981
Alphabet Inc, Cl C *	1.9	14,122	40,234
Comcast Corp, Cl A	0.5	229,900	11,491
Meta Platforms Inc, Cl A *	1.8	119,500	38,773
Netflix Inc *	0.7	22,200	14,250
Verizon Communications Inc	0.5	207,800	10,446
Walt Disney Co/The	0.6	91,277	13,226
Other Securities	1.4		30,073
			201,474

Consumer Discretionary — 12.0%
Amazon.com Inc *	3.6	21,800	76,454
Home Depot Inc/The	1.0	53,332	21,365
Lowe's Cos Inc	0.4	35,469	8,675
McDonald's Corp	0.4	37,500	9,173
NIKE Inc, Cl B	0.5	64,100	10,848
Tesla Inc *	2.2	40,700	46,592
Other Securities	3.9		82,529
			255,636

Consumer Staples — 5.1%
Coca-Cola Co/The	0.5	195,000	10,228
Costco Wholesale Corp	0.6	22,200	11,974
PepsiCo Inc	0.5	69,362	11,083
Procter & Gamble Co/The	0.8	121,936	17,629
Walmart Inc	0.5	71,765	10,092
Other Securities	2.2		47,423
			108,429

Energy — 2.5%
Chevron Corp	0.5	97,082	10,958
Exxon Mobil Corp	0.6	212,600	12,722
Other Securities	1.4		29,110
			52,790

Financials — 9.8%
Bank of America Corp	0.8	371,900	16,538
Berkshire Hathaway Inc, Cl B *	1.2	92,900	25,705

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
JPMorgan Chase & Co	1.1%	149,800	$23,793
Wells Fargo & Co	0.5	206,100	9,847
Other Securities	6.2		132,937
			208,820

Health Care — 11.5%
Abbott Laboratories	0.5	88,939	11,186
AbbVie Inc	0.5	88,653	10,220
Danaher Corp	0.5	31,900	10,260
Eli Lilly & Co	0.5	39,867	9,889
Johnson & Johnson	1.0	132,200	20,614
Merck & Co Inc	0.4	127,000	9,513
Pfizer Inc	0.7	281,496	15,125
Thermo Fisher Scientific Inc	0.6	19,700	12,467
UnitedHealth Group Inc	1.0	47,300	21,012
Other Securities	5.8		126,674
			246,960

Industrials — 7.1%
Other Securities	7.1		151,519

Information Technology — 26.6%
Accenture PLC, Cl A	0.5	31,800	11,365
Adobe Inc *	0.8	23,900	16,009
Advanced Micro Devices Inc *	0.4	54,100	8,568
Apple Inc	6.1	787,600	130,190
Broadcom Inc	0.5	20,593	11,402
Cisco Systems Inc/Delaware	0.5	211,500	11,599
Intel Corp	0.5	203,600	10,017
Intuit Inc	0.4	13,700	8,936
Mastercard Inc, Cl A	0.6	43,700	13,762
Microsoft Corp	5.8	376,900	124,599
NVIDIA Corp	1.9	124,900	40,812
PayPal Holdings Inc *	0.5	59,000	10,908
QUALCOMM Inc	0.5	56,600	10,220
salesforce.com *	0.7	48,800	13,906
Texas Instruments Inc	0.4	46,300	8,907
Visa Inc, Cl A	0.8	84,600	16,393
Other Securities	5.7		123,278
			570,871

Materials — 2.3%
Linde PLC	0.4	25,941	8,253
Other Securities	1.9		40,310
			48,563

Real Estate — 2.4%
Other Securities ‡	2.4		50,983

Utilities — 2.2%
NextEra Energy Inc	0.4	98,400	8,539

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Other Securities	1.8%		$37,720
			46,259

Total Common Stock
(Cost $628,166) ($ Thousands)			1,942,304

Total Investments in Securities — 90.9%
(Cost $628,166)($ Thousands)			$1,942,304
		Contracts
PURCHASED OPTIONS* — 0.0%
Total Purchased Options (A)
(Cost $1,879 ) ($ Thousands)		242	$520

PURCHASED SWAPTIONS* — 1.0%
Total Purchased Swaptions (B)
(Cost $17,907 ) ($ Thousands)		300,563,223	$21,422

WRITTEN OPTIONS* — (0.0)%
Total Written Options (A)
(Premiums received $798 ) ($ Thousands)		(242)	$(155)

A list of the open exchange traded options contracts held by the Fund at November 30, 2021, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)††	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
S&P 500 Index*	242	$1,879	$4,200.00	12/18/2021	520

Total Purchased Option		$1,879			$520
WRITTEN OPTIONS — (0.0)%
Put Options
S&P 500 Index*	(242)	$(798)	3,750.00	12/18/2021	$(155)

Total Written Option		$(798)			$(155)

†† Represents cost.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

CONSOLIDATED SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Dynamic Asset Allocation Fund (Concluded)

A list of the open OTC swaption contracts held by the Fund at November 30, 2021, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 1.0%
Call Swaptions
CMS One Look*	Bank of America Merrill Lynch	191,367,893	$2.00	08/19/2023	$12,419
CMS One Look*	Bank of America Merrill Lynch	109,195,330	$1.99	08/17/2024	9,003
Total Purchased Swaptions		300,563,223			$21,422

A list of the open futures contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
MSCI EAFE Index	278	Dec-2021	$32,940	$31,074	$(1,866)
S&P 500 Index E-MINI	51	Dec-2021	11,909	11,644	(265)
S&P 500 Index E-MINI^	827	Dec-2021	184,108	188,814	4,706
			$228,957	$231,532	$2,575

A list of the open forward foreign currency contracts held by the Fund at November 30, 2021, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/11/22	USD	9,051	SAR	33,968	$3
Bank of America	01/11/22	USD	810	SAR	3,039	—
Bank of America	01/11/22	SAR	440,621	USD	117,311	(137)
						$(134)

A list of OTC swap agreements held by the fund at November 30, 2021, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas^	Bloomberg Commodity Index Total Return	0.10%	Index Return	Quarterly	12/09/2021	USD	(107,523)	$(870)	$–	$(870)
BNP Paribas	S&P 500 Equally Weighted USD Total Return	USD LIBOR 3 MONTHS + 30BPS	Index Return	Quarterly	12/16/2021	USD	(37,633)	192	–	192
								$(678)	$–	$(678)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2021, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
USD-SOFR-OIS COMPOUND	1.66%	Annually	11/24/2031	USD	224,228	$(1,716)	$–	$(1,716)
1Y CPI-CPURNSA^	2.1475%	Annually	12/10/2030	USD	70,504	8,476	–	8,476
						$6,760	$–	$6,760

Percentages are based on a Net Assets of $2,136,131 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Refer to table below for details on Options Contracts.
(B)	Refer to table below for details on Swaption Contracts.
^	Security, or a portion thereof, is held by DAA Commodity Strategy Subsidiary, Ltd. as of November 30, 2021.

BPs— Basis Points
Cl — Class
EAFE — Europe, Australasia and Far East
LIBOR— London Interbank Offered Rate
Ltd. — Limited
MSCI — Morgan Stanley Capital International
OTC — Over The Counter
PLC — Public Limited Company
S&P— Standard & Poor's
SAR— Saudi Riyal
Ser — Series
SOFR — Secured Overnight Finance Rate
USD — U.S. Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,942,304	–	–	1,942,304
Total Investments in Securities	1,942,304	–	–	1,942,304

e

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	520	–	–	520
Purchased Swaptions	–	21,422	–	21,422
Written Options	(155)	–	–	(155)
Futures Contracts*
Unrealized Appreciation	4,706	–	–	4,706
Unrealized Depreciation	(2,131)	–	–	(2,131)
Forwards Contracts*
Unrealized Appreciation	–	3	–	3
Unrealized Depreciation	–	(137)	–	(137)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	192	–	192
Unrealized Depreciation	–	(870)	–	(870)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	8,476	–	8,476
Unrealized Depreciation	–	(1,716)	–	(1,716)
Total Other Financial Instruments	2,940	27,370	–	30,310

*	Futures contracts, forwards contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Multi-Asset Real Return Fund

†	Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 61.5%
U.S. Treasury Bills ^(A)
0.119%, 01/20/2022	$800	$800
0.055%, 12/21/2021	12,000	11,999
0.051%, 12/14/2021	12,750	12,750
0.050%, 12/09/2021	9,750	9,750
0.044%, 01/11/2022	11,500	11,499
0.043%, 12/28/2021	12,000	11,999
0.043%, 02/17/2022	800	800
0.040%, 12/16/2021	600	600
0.035%, 01/27/2022	12,500	12,499
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	2,619	3,006
0.625%, 04/15/2023	16,974	17,898
0.625%, 01/15/2024	27,400	29,377
0.625%, 01/15/2026	20,080	22,181
0.500%, 04/15/2024	6,678	7,167
0.375%, 07/15/2023 (B)	25,631	27,191
0.375%, 07/15/2025 (B)	48,610	53,096
0.375%, 01/15/2027 (B)	44,118	48,772
0.250%, 01/15/2025	33,522	36,128
0.125%, 01/15/2023	19,235	20,037
0.125%, 07/15/2024	13,214	14,179
0.125%, 10/15/2024 (B)	33,602	36,093
0.125%, 10/15/2025	27,545	29,838
0.125%, 07/15/2026 (B)	11,438	12,477
0.125%, 01/15/2031	1,802	2,015
0.125%, 07/15/2031	1,399	1,570

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes ^
0.140%, VAR US Treasury 3 Month Bill Money Market Yield + 0.055%, 07/31/2022	$7,100	$7,102
0.140%, VAR US Treasury 3 Month Bill Money Market Yield + 0.055%, 10/31/2022	1,900	1,901
0.134%, VAR US Treasury 3 Month Bill Money Market Yield + 0.049%, 01/31/2023	10,100	10,102
0.125%, 04/30/2023	300	299
0.119%, VAR US Treasury 3 Month Bill Money Market Yield + 0.034%, 04/30/2023	17,500	17,500
0.114%, VAR US Treasury 3 Month Bill Money Market Yield + 0.029%, 07/31/2023	6,500	6,499

Total U.S. Treasury Obligations
(Cost $463,991) ($ Thousands)		477,124

	Shares
COMMON STOCK — 27.2%

Communication Services — 2.0%
Activision Blizzard Inc	3,932	230
Alphabet Inc, Cl A *	752	2,134
Alphabet Inc, Cl C *	686	1,955
AMC Entertainment Holdings Inc, Cl A *	2,900	98
AT&T Inc (C)	95,135	2,172
Bandwidth Inc, Cl A *	300	22
Cogent Communications Holdings Inc	600	45
CuriosityStream *	3,000	22
Electronic Arts Inc	1,592	198
Iridium Communications Inc *	1,034	40
Liberty Media Corp-Liberty Formula One, Cl C *	971	59
Live Nation Entertainment Inc *	700	75
Lumen Technologies Inc	14,030	173
Madison Square Garden Entertainment Corp *	322	21
Madison Square Garden Sports Corp, Cl A *	227	39
Match Group Inc *	532	69
Meta Platforms Inc, Cl A *	6,041	1,960
Netflix Inc *	2,144	1,376
Pinterest Inc, Cl A *	1,332	53
Roku Inc, Cl A *	563	128
Spotify Technology SA *	745	178
Take-Two Interactive Software Inc *	559	93
T-Mobile US Inc *	7,464	812
Twitter Inc *	1,774	78
Verizon Communications Inc	50,029	2,515

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Walt Disney Co/The	9,314	$1,350
Zynga Inc, Cl A *	3,709	22

		15,917
Consumer Staples — 7.0%
22nd Century Group Inc *	8,800	22
Albertsons Cos Inc, Cl A	3,900	137
Altria Group Inc (C)	43,350	1,848
Andersons Inc/The	1,600	54
Archer-Daniels-Midland Co	12,348	768
B&G Foods Inc, Cl A	971	29
Beauty Health Co/The *	2,600	67
BellRing Brands Inc, Cl A *	700	15
Beyond Meat Inc *	1,228	86
BJ's Wholesale Club Holdings Inc *	3,446	228
Boston Beer Co Inc/The, Cl A *	227	102
Brown-Forman Corp, Cl A	927	61
Brown-Forman Corp, Cl B	4,098	288
Bunge Ltd	3,005	260
Cal-Maine Foods Inc	1,050	38
Campbell Soup Co	5,050	204
Casey's General Stores Inc	793	154
Celsius Holdings Inc *	1,200	82
Central Garden & Pet Co, Cl A *	1,300	56
Church & Dwight Co Inc	5,619	502
Clorox Co/The	2,764	450
Coca-Cola Co/The (C)	88,325	4,633
Coca-Cola Consolidated Inc	100	57
Colgate-Palmolive Co	19,336	1,451
Conagra Brands Inc	11,417	349
Constellation Brands Inc, Cl A	3,613	814
Costco Wholesale Corp (C)	10,107	5,452
Coty Inc, Cl A *	5,168	50
Darling Ingredients Inc *	3,622	245
Edgewell Personal Care Co	566	24
elf Beauty Inc *	1,900	57
Energizer Holdings Inc	1,760	66
Estee Lauder Cos Inc/The, Cl A	5,374	1,785
Flowers Foods Inc	4,144	107
Freshpet Inc *	1,100	119
General Mills Inc	13,937	861
Grocery Outlet Holding Corp *	1,687	49
Hain Celestial Group Inc/The *	1,827	72
Herbalife Nutrition Ltd *	2,034	76
Hershey Co/The	3,389	602
Hormel Foods Corp	6,824	283
Hostess Brands Inc, Cl A *	3,030	51
Ingredion Inc	1,668	155
Inter Parfums Inc	400	35
J & J Snack Foods Corp	153	21
J M Smucker Co/The	2,484	314
John B Sanfilippo & Son Inc	400	33
Kellogg Co	6,127	375

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Keurig Dr Pepper Inc	16,173	$550
Kimberly-Clark Corp	7,904	1,030
Kraft Heinz Co/The	15,139	509
Kroger Co/The	17,011	706
Lamb Weston Holdings Inc	3,581	186
Lancaster Colony Corp	464	68
McCormick & Co Inc/MD	5,734	492
Medifast Inc	246	51
Molson Coors Beverage Co, Cl B	3,657	163
Mondelez International Inc, Cl A	31,945	1,883
Monster Beverage Corp *	8,450	708
National Beverage Corp	400	21
Nu Skin Enterprises Inc, Cl A	857	38
PepsiCo Inc (C)	31,475	5,029
Performance Food Group Co *	3,978	160
Philip Morris International Inc (C)	36,308	3,120
Pilgrim's Pride Corp *	1,222	34
Post Holdings Inc *	1,572	152
PriceSmart Inc	500	36
Primo Water Corp	3,775	63
Procter & Gamble Co/The (C)	55,486	8,022
Reynolds Consumer Products Inc	1,100	32
Sanderson Farms Inc	505	95
Seaboard Corp	7	27
Simply Good Foods Co/The *	1,700	63
Spectrum Brands Holdings Inc	901	90
Sprouts Farmers Market Inc *	2,601	69
Sysco Corp	11,067	775
TreeHouse Foods Inc *	979	36
Tyson Foods Inc, Cl A (C)	6,820	538
United Natural Foods Inc *	1,400	70
US Foods Holding Corp *	5,318	167
USANA Health Sciences Inc *	500	50
Vector Group Ltd	1,419	22
Walgreens Boots Alliance Inc	16,259	728
Walmart Inc (C)	32,707	4,600
WD-40 Co	255	57

		54,027
Energy — 6.7%
Antero Midstream Corp	13,197	128
Antero Resources Corp *	13,053	229
APA Corp	16,443	424
Arch Resources Inc	600	47
Archrock Inc	7,507	56
Aspen Aerogels Inc *	1,300	74
Baker Hughes Co, Cl A	31,202	728
Brigham Minerals Inc, Cl A	1,217	25
Cactus Inc, Cl A	2,000	73
California Resources Corp	3,000	117
Callon Petroleum Co *	1,600	81
Centennial Resource Development Inc/DE, Cl A *	7,400	46

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ChampionX Corp *	8,645	$176
Cheniere Energy Inc	9,728	1,020
Chesapeake Energy Corp	4,400	262
Chevron Corp (C)	77,926	8,796
Civitas Resources Inc	2,369	121
Clean Energy Fuels Corp *	5,769	41
CNX Resources Corp *	9,533	130
Comstock Resources Inc *	2,700	22
ConocoPhillips (C)	55,543	3,895
CONSOL Energy Inc *	1,700	37
Contango Oil & Gas Co *	9,400	33
Continental Resources Inc/OK	2,588	115
Coterra Energy Inc, Cl A	33,010	663
Delek US Holdings Inc *	2,782	44
Denbury Inc *	1,800	143
Devon Energy Corp	28,467	1,197
Diamondback Energy Inc	7,752	827
DMC Global Inc *	900	33
Dorian LPG Ltd	3,100	38
Dril-Quip Inc *	1,950	37
DT Midstream Inc	4,470	205
Energy Fuels Inc/Canada *	6,200	54
EOG Resources Inc	24,462	2,128
EQT Corp *	13,695	266
Equitrans Midstream Corp	18,676	180
Expro Group Holdings *	1,766	25
Exxon Mobil Corp (C)	174,049	10,415
Frontline Ltd/Bermuda	6,114	42
Gevo *	9,500	55
Golar LNG Ltd *	4,523	53
Green Plains Inc *	1,500	58
Halliburton Co	38,275	826
Helix Energy Solutions Group Inc *	5,688	17
Helmerich & Payne Inc	5,212	117
Hess Corp	11,801	879
HollyFrontier Corp	6,053	196
International Seaways Inc	2,400	35
Kinder Morgan Inc	82,737	1,279
Kosmos Energy Ltd *	15,416	56
Laredo Petroleum *	500	29
Liberty Oilfield Services Inc, Cl A *	4,026	37
Magnolia Oil & Gas Corp, Cl A	5,891	112
Marathon Oil Corp	32,622	505
Marathon Petroleum Corp (C)	26,711	1,625
Matador Resources Co	4,857	191
Murphy Oil Corp	6,543	174
Nabors Industries Ltd *	500	41
New Fortress Energy Inc, Cl A	1,400	35
NexTier Oilfield Solutions Inc *	8,900	32
Northern Oil and Gas Inc	1,900	39
NOV Inc	19,596	234
Oasis Petroleum Inc	800	96

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Occidental Petroleum Corp	35,875	$1,064
Oceaneering International Inc *	6,023	64
ONEOK Inc	19,093	1,143
Ovintiv Inc	11,083	385
Par Pacific Holdings Inc *	2,977	40
Patterson-UTI Energy Inc	9,465	67
PBF Energy Inc, Cl A *	4,480	56
PDC Energy Inc	3,999	202
Peabody Energy Corp *	3,500	35
Phillips 66	19,089	1,320
Pioneer Natural Resources Co	9,005	1,606
ProPetro Holding Corp *	2,306	19
Range Resources Corp *	9,462	185
Renewable Energy Group Inc *	1,552	74
REX American Resources Corp *	293	27
Schlumberger NV	60,538	1,736
Scorpio Tankers Inc	2,441	34
SFL Corp Ltd	5,417	45
SM Energy Co	4,200	122
Southwestern Energy Co *	33,202	149
Targa Resources Corp	9,581	495
Tellurian Inc *	14,200	46
Texas Pacific Land Corp	230	278
Uranium Energy Corp *	14,100	55
US Silica Holdings Inc *	3,500	34
Valero Energy Corp (C)	17,252	1,155
Whiting Petroleum Corp *	1,900	123
Williams Cos Inc/The	51,023	1,367
World Fuel Services Corp	2,750	69

		51,689
Health Care — 5.4%
10X Genomics Inc, Cl A *	903	138
Abbott Laboratories	12,703	1,598
AbbVie Inc	12,840	1,480
ABIOMED Inc *	259	82
Acadia Healthcare Co Inc *	945	53
Adaptive Biotechnologies Corp *	854	22
Agilent Technologies Inc	2,131	322
Agios Pharmaceuticals Inc *	700	25
Align Technology Inc *	564	345
Alkermes PLC *	2,200	48
Allakos Inc *	300	23
Alnylam Pharmaceuticals Inc *	951	175
Amedisys Inc *	200	28
AmerisourceBergen Corp, Cl A	791	92
Amgen Inc (C)	4,290	853
Amicus Therapeutics Inc *	2,611	28
AMN Healthcare Services Inc *	600	68
Amphastar Pharmaceuticals Inc *	1,407	28
Anthem Inc	1,730	703
Apollo Medical Holdings Inc *	500	47
Applied Therapeutics Inc *	1,900	22

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Arena Pharmaceuticals Inc *	893	$49
Arrowhead Pharmaceuticals Inc *	822	58
Arvinas Inc *	500	38
Avanos Medical Inc *	842	25
Avantor Inc *	4,694	185
Baxter International Inc (C)	3,720	277
Beam Therapeutics Inc *	400	32
Becton Dickinson and Co	2,243	532
Biogen Inc *	1,031	243
Biohaven Pharmaceutical Holding Co Ltd *	500	56
BioMarin Pharmaceutical Inc *	1,431	123
Bio-Rad Laboratories Inc, Cl A *	167	126
Bio-Techne Corp	273	129
Bioxcel Therapeutics Inc *	900	21
Blueprint Medicines Corp *	472	45
Boston Scientific Corp *	11,128	424
Bridgebio Pharma *	792	32
Bristol-Myers Squibb Co	16,316	875
Brooklyn ImmunoTherapeutics *	2,300	14
Bruker Corp	976	79
Cardinal Health Inc	2,008	93
CareDx Inc *	600	26
Cassava Sciences Inc *	500	27
Catalent Inc *	1,341	173
Centene Corp *	4,028	288
Cerner Corp	2,323	164
Change Healthcare Inc *	1,000	20
Charles River Laboratories International Inc *	461	169
Chemed Corp	127	59
Cigna Corp	2,539	487
CONMED Corp	400	53
Cooper Cos Inc/The	330	124
CorVel Corp *	200	38
Covetrus Inc *	1,565	28
CVS Health Corp	9,288	827
Danaher Corp	4,527	1,456
DaVita Inc *	511	48
Denali Therapeutics Inc *	600	28
DENTSPLY SIRONA Inc	1,474	72
Dexcom Inc *	656	369
Editas Medicine Inc, Cl A *	700	23
Edwards Lifesciences Corp *	4,520	485
Elanco Animal Health Inc *	3,458	99
Eli Lilly & Co	6,000	1,488
Emergent BioSolutions Inc *	500	22
Enanta Pharmaceuticals Inc *	500	44
Encompass Health Corp	884	51
Ensign Group Inc/The	361	28
Envista Holdings Corp *	1,600	62
Exact Sciences Corp *	1,079	92
Exelixis Inc *	2,196	37

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fate Therapeutics Inc *	590	$32
Gilead Sciences Inc (C)	9,490	654
Globus Medical Inc, Cl A *	700	44
Guardant Health Inc *	466	49
Haemonetics Corp *	567	29
Halozyme Therapeutics Inc *	1,232	40
HCA Healthcare Inc	1,881	424
Health Catalyst Inc *	877	38
HealthEquity Inc *	500	27
HealthStream Inc *	1,168	27
Henry Schein Inc *	936	66
Hill-Rom Holdings Inc	537	83
Hologic Inc *	1,540	115
Horizon Therapeutics Plc *	1,673	174
Humana Inc	933	392
iBio *	31,300	23
ICU Medical Inc *	126	28
IDEXX Laboratories Inc *	575	350
Illumina Inc *	1,048	383
Incyte Corp *	1,556	105
Insmed Inc *	745	20
Inspire Medical Systems Inc *	200	45
Insulet Corp *	413	119
Integer Holdings Corp *	400	32
Integra LifeSciences Holdings Corp *	572	37
Intellia Therapeutics Inc *	400	46
Intuitive Surgical Inc *	2,552	828
Invitae Corp *	652	11
Ionis Pharmaceuticals Inc *	1,024	27
Iovance Biotherapeutics Inc *	1,181	22
IQVIA Holdings Inc *	1,356	351
Ironwood Pharmaceuticals Inc, Cl A *	2,400	27
Jazz Pharmaceuticals PLC *	548	66
Johnson & Johnson (C)	18,975	2,959
Karuna Therapeutics Inc *	100	13
Kodiak Sciences Inc *	400	37
Laboratory Corp of America Holdings *	719	205
LHC Group Inc *	437	50
Ligand Pharmaceuticals Inc *	222	36
LivaNova PLC *	443	36
Maravai LifeSciences Holdings Inc, Cl A *	1,500	69
Masimo Corp *	428	119
McKesson Corp	1,093	237
Medpace Holdings Inc *	300	62
Medtronic PLC	9,779	1,043
Merck & Co Inc	17,759	1,330
Merit Medical Systems Inc *	500	31
Mesa Laboratories Inc	98	30
Mettler-Toledo International Inc *	170	257
Mirati Therapeutics Inc *	282	39
Moderna Inc *	2,401	846
ModivCare Inc *	195	27

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Molina Healthcare Inc *	374	$107
Natera Inc *	559	51
Nektar Therapeutics, Cl A *	2,016	23
Neogen Corp *	882	35
NeoGenomics Inc *	778	27
Neurocrine Biosciences Inc *	770	64
Nevro Corp *	100	9
NextGen Healthcare Inc *	2,384	37
Novavax Inc *	479	100
Novocure Ltd *	712	67
NuVasive Inc *	400	19
Oak Street Health Inc *	700	22
Omnicell Inc *	250	44
Option Care Health Inc *	2,000	51
Organon & Co	1,865	54
Pacific Biosciences of California Inc *	1,100	26
Pacira BioSciences Inc *	600	32
Patterson Cos Inc	678	21
Penumbra Inc *	195	48
PerkinElmer Inc	909	166
Perrigo Co PLC	429	16
Pfizer Inc	39,800	2,138
PPD Inc *	1,700	80
Premier Inc, Cl A	500	19
Progyny Inc *	800	41
Provention Bio *	4,800	33
PTC Therapeutics Inc *	600	22
QIAGEN NV *	2,382	131
Quest Diagnostics Inc	831	124
Quidel Corp *	200	29
Reata Pharmaceuticals Inc, Cl A *	300	26
Regeneron Pharmaceuticals Inc *	742	472
Repligen Corp *	432	124
ResMed Inc	929	237
Royalty Pharma PLC, Cl A	2,100	83
Sage Therapeutics Inc *	703	27
Sarepta Therapeutics Inc *	431	35
Scholar Rock Holding Corp *	800	21
Seagen Inc *	900	144
Select Medical Holdings Corp	1,200	32
Shockwave Medical Inc *	200	36
STAAR Surgical Co *	220	21
STERIS PLC	678	148
Stryker Corp	2,554	604
Syneos Health Inc, Cl A *	1,027	100
Tandem Diabetes Care Inc *	400	51
Teladoc Health Inc *	1,308	132
Teleflex Inc	299	89
Tenet Healthcare Corp *	900	66
TG Therapeutics Inc *	1,265	19
Thermo Fisher Scientific Inc	2,770	1,753
Turning Point Therapeutics Inc *	400	15

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Twist Bioscience Corp *	400	$38
Ultragenyx Pharmaceutical Inc *	358	27
United Therapeutics Corp *	370	70
UnitedHealth Group Inc (C)	6,649	2,954
Universal Health Services Inc, Cl B	523	62
Veeva Systems Inc, Cl A *	953	269
Vertex Pharmaceuticals Inc *	2,057	385
Viatris Inc, Cl W *	7,258	89
Vir Biotechnology Inc *	600	28
Waters Corp *	370	121
West Pharmaceutical Services Inc	531	235
Xencor Inc *	1,342	49
Zimmer Biomet Holdings Inc	1,622	194
Zoetis Inc, Cl A	3,435	763

		41,818
Information Technology — 1.9%
Accenture PLC, Cl A	1,343	480
Adobe Inc *	1,082	725
Akamai Technologies Inc *	500	56
Amdocs Ltd	847	59
ANSYS Inc *	146	57
Aspen Technology Inc *	424	61
Atlassian Corp PLC, Cl A *	322	121
Autodesk Inc *	453	115
Automatic Data Processing Inc	1,050	242
Avalara Inc *	200	28
Bill.com Holdings Inc *	100	28
Black Knight Inc *	300	21
Bottomline Technologies DE Inc *	683	31
Broadridge Financial Solutions Inc	300	51
Cadence Design Systems Inc *	659	117
Cass Information Systems Inc	700	28
CDK Global Inc	835	32
Ceridian HCM Holding Inc *	500	55
Citrix Systems Inc	200	16
Cloudflare Inc, Cl A *	600	113
Cognizant Technology Solutions Corp, Cl A	1,295	101
CommVault Systems Inc *	400	25
Coupa Software Inc *	169	33
Crowdstrike Holdings Inc, Cl A *	422	92
Datadog Inc, Cl A *	625	111
DocuSign Inc, Cl A *	422	104
Dynatrace Inc *	800	50
EPAM Systems Inc *	98	60
Fidelity National Information Services Inc	1,356	142
Fiserv Inc *	1,298	125
Five9 Inc *	300	43
FleetCor Technologies Inc *	195	40
Fortinet Inc *	350	116
Gartner Inc *	237	74
Genpact Ltd	600	29
Global Payments Inc	781	93

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Globant SA *	90	$24
Guidewire Software Inc *	400	46
HubSpot Inc *	100	81
International Business Machines Corp	2,072	243
Intuit Inc	549	358
Jack Henry & Associates Inc	349	53
Kyndryl Holdings Inc *	414	7
Manhattan Associates Inc *	286	45
Mastercard Inc, Cl A	1,941	611
Microsoft Corp (C)	15,993	5,287
MicroStrategy Inc, Cl A *	95	68
MongoDB Inc, Cl A *	100	50
NortonLifeLock Inc	1,294	32
Nuance Communications Inc *	1,074	60
Okta Inc, Cl A *	353	76
Oracle Corp	3,811	346
PagerDuty Inc *	1,210	43
Palantir Technologies Inc, Cl A *	3,300	68
Palo Alto Networks Inc *	248	136
Paychex Inc	971	116
Paycom Software Inc *	89	39
PayPal Holdings Inc *	2,550	471
PTC Inc *	500	55
RingCentral Inc, Cl A *	100	22
salesforce.com Inc *	2,122	605
ServiceNow Inc *	412	267
Snowflake Inc, Cl A *	500	170
Splunk Inc *	373	45
Square Inc, Cl A *	869	181
SS&C Technologies Holdings Inc	440	34
Synopsys Inc *	255	87
Trade Desk Inc/The, Cl A *	1,340	139
Twilio Inc, Cl A *	437	125
Tyler Technologies Inc *	90	47
Unity Software Inc *	400	69
Verint Systems Inc *	500	24
VeriSign Inc *	200	48
Visa Inc, Cl A	3,764	729
Vonage Holdings Corp *	4,049	83
WEX Inc *	200	25
Workday Inc, Cl A *	479	131
Zendesk Inc *	700	71
Zoom Video Communications Inc, Cl A *	462	98
Zscaler Inc *	140	49

		15,038
Real Estate — 2.8%
Agree Realty Corp ‡	800	54
Alexandria Real Estate Equities Inc ‡	2,118	424
American Campus Communities Inc ‡	2,331	121
American Homes 4 Rent, Cl A ‡	4,675	187
American Tower Corp, Cl A ‡	6,182	1,623
Americold Realty Trust ‡	4,983	163

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Apartment Income REIT Corp ‡	2,115	$107
Apartment Investment and Management Co, Cl A ‡	3,215	24
Apple Hospitality REIT Inc ‡	2,165	32
AvalonBay Communities Inc ‡	1,752	418
Boston Properties Inc ‡	2,226	240
Brandywine Realty Trust ‡	1,779	23
Brixmor Property Group Inc ‡	4,439	101
Broadstone Net Lease Inc, Cl A ‡	3,200	80
Camden Property Trust ‡	1,330	220
CareTrust Inc ‡	2,100	42
CBRE Group Inc, Cl A *	4,565	436
CoreSite Realty Corp ‡	518	89
Corporate Office Properties Trust ‡	1,429	37
Cousins Properties Inc ‡	2,324	88
Crown Castle International Corp ‡	5,878	1,068
CubeSmart ‡	2,739	148
Cushman & Wakefield PLC *	1,464	26
CyrusOne Inc ‡	1,704	152
DiamondRock Hospitality Co *‡	5,700	50
Digital Realty Trust Inc ‡	3,934	660
DigitalBridge Group *‡	7,034	56
Douglas Emmett Inc ‡	2,384	78
Duke Realty Corp ‡	5,567	325
EastGroup Properties Inc ‡	660	134
Empire State Realty Trust Inc, Cl A ‡	4,209	38
EPR Properties ‡	947	44
Equinix Inc ‡	1,246	1,012
Equity LifeStyle Properties Inc ‡	2,418	197
Equity Residential ‡	5,145	439
Essential Properties Realty Trust Inc ‡	1,598	43
Essex Property Trust Inc ‡	843	286
eXp World Holdings Inc	400	15
Extra Space Storage Inc ‡	1,733	347
Federal Realty Investment Trust ‡	1,199	147
First Industrial Realty Trust Inc ‡	2,252	136
Forestar Group Inc *	1,774	35
Four Corners Property Trust Inc ‡	1,856	50
Franklin Street Properties Corp ‡	7,900	45
Gaming and Leisure Properties Inc ‡	3,225	145
Getty Realty Corp ‡	1,100	34
Global Net Lease Inc ‡	1,453	21
Healthcare Realty Trust Inc ‡	2,139	67
Healthcare Trust of America Inc, Cl A ‡	3,702	126
Healthpeak Properties Inc ‡	8,375	275
Highwoods Properties Inc ‡	1,728	75
Host Hotels & Resorts Inc *‡	9,276	146
Howard Hughes Corp/The *	936	77
Hudson Pacific Properties Inc ‡	2,073	50
Independence Realty Trust Inc ‡	2,100	51
Industrial Logistics Properties Trust ‡	1,400	31
Innovative Industrial Properties Inc, Cl A ‡	300	77

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Invitation Homes Inc ‡	8,514	$344
Iron Mountain Inc ‡	3,977	181
JBG SMITH Properties ‡	1,710	47
Jones Lang LaSalle Inc *	692	163
Kennedy-Wilson Holdings Inc	1,415	31
Kilroy Realty Corp ‡	1,520	98
Kimco Realty Corp ‡	7,115	159
Kite Realty Group Trust ‡	1,376	28
Lamar Advertising Co, Cl A ‡	1,069	117
Lexington Realty Trust, Cl B ‡	4,731	71
Life Storage Inc ‡	1,243	164
Macerich Co/The ‡	3,603	68
Mack-Cali Realty Corp ‡	2,576	43
Marcus & Millichap Inc *	600	26
Medical Properties Trust Inc ‡	9,199	196
Mid-America Apartment Communities Inc ‡	1,562	322
Monmouth Real Estate Investment Corp, Cl A ‡	2,294	48
National Health Investors Inc ‡	759	40
National Retail Properties Inc ‡	2,695	119
National Storage Affiliates Trust ‡	1,557	96
Newmark Group Inc, Cl A	3,341	54
Omega Healthcare Investors Inc ‡	3,239	90
Opendoor Technologies Inc *	7,300	116
Orion Office REIT Inc *‡	606	11
Outfront Media Inc ‡	2,325	58
Park Hotels & Resorts Inc *‡	3,709	62
Pebblebrook Hotel Trust ‡	2,447	51
Physicians Realty Trust ‡	2,813	50
PotlatchDeltic Corp ‡	1,021	55
Prologis Inc ‡	10,317	1,555
PS Business Parks Inc ‡	204	36
Public Storage ‡	1,950	638
Rayonier Inc ‡	2,527	95
Realty Income Corp ‡	6,065	412
Redfin Corp *	1,258	51
Regency Centers Corp ‡	2,349	163
Retail Opportunity Investments Corp ‡	1,911	33
Rexford Industrial Realty Inc ‡	1,748	122
RLJ Lodging Trust ‡	3,871	49
Ryman Hospitality Properties Inc *‡	867	67
Sabra Health Care Inc ‡	2,961	38
Saul Centers Inc ‡	866	43
SBA Communications Corp, Cl A ‡	1,507	518
Service Properties Trust ‡	2,782	24
Simon Property Group Inc ‡	4,514	690
SITE Centers Corp ‡	2,800	42
SL Green Realty Corp ‡	829	57
Spirit Realty Capital Inc ‡	1,668	74
St Joe Co/The	1,158	56
STAG Industrial Inc ‡	2,718	118
STORE Capital Corp ‡	4,340	143

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sun Communities Inc ‡	1,574	$297
Sunstone Hotel Investors Inc *‡	5,094	55
Terreno Realty Corp ‡	922	70
UDR Inc ‡	3,759	213
Uniti Group Inc ‡	3,838	51
Universal Health Realty Income Trust ‡	400	22
Urban Edge Properties ‡	2,552	44
Ventas Inc ‡	5,390	253
VICI Properties Inc ‡	9,063	246
Vornado Realty Trust ‡	2,517	101
Welltower Inc ‡	6,314	503
Weyerhaeuser Co ‡	11,249	423
WP Carey Inc ‡	2,592	198
Xenia Hotels & Resorts Inc *‡	2,172	34
Zillow Group Inc, Cl C *	400	22

		21,679
Utilities — 1.4%
AES Corp/The	6,544	153
Alliant Energy Corp	2,288	125
Ameren Corp	2,513	205
American Electric Power Co Inc	5,030	408
American States Water Co	500	47
American Water Works Co Inc	1,929	325
Atmos Energy Corp	951	86
Black Hills Corp	800	51
Brookfield Infrastructure Corp, Cl A	466	28
Brookfield Renewable Corp, Cl A	1,100	41
California Water Service Group	397	25
CenterPoint Energy Inc	5,906	153
Clearway Energy Inc, Cl C	1,281	48
CMS Energy Corp	2,857	168
Consolidated Edison Inc	3,884	301
Dominion Energy Inc	8,479	604
DTE Energy Co	1,941	210
Duke Energy Corp	7,737	751
Edison International	3,422	223
Entergy Corp	1,977	198
Essential Utilities Inc	1,937	92
Evergy Inc	2,036	129
Eversource Energy	3,427	282
Exelon Corp	9,860	520
FirstEnergy Corp	6,164	232
Hawaiian Electric Industries Inc	1,150	44
IDACORP Inc	690	72
MDU Resources Group Inc	2,408	66
MGE Energy Inc	600	43
Middlesex Water Co	200	21
New Jersey Resources Corp	1,300	48
NextEra Energy Inc	19,613	1,702
NiSource Inc	3,419	84
NRG Energy Inc	2,783	100
OGE Energy Corp	1,585	54

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ONE Gas Inc	406	$26
Ormat Technologies Inc	275	21
PG&E Corp *	13,363	159
Pinnacle West Capital Corp	1,409	92
PNM Resources Inc	534	26
Portland General Electric Co	1,024	50
PPL Corp	7,952	221
Public Service Enterprise Group Inc	5,567	348
Sempra Energy	3,067	368
SJW Group	700	47
Southern Co/The	10,740	656
Sunnova Energy International Inc *	1,100	41
UGI Corp	1,563	64
Unitil Corp	500	21
Via Renewables Inc, Cl A	3,000	33
Vistra Corp	5,774	115
WEC Energy Group Inc	3,194	278
Xcel Energy Inc	5,213	332

		10,537
Total Common Stock
(Cost $130,415) ($ Thousands)		210,705

	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 10.5%
Communication Services — 1.2%
AT&T
4.300%, 12/15/2042	$208	235
3.500%, 09/15/2053	223	225
Baidu
3.425%, 04/07/2030	201	211
1.625%, 02/23/2027	342	335
CCO Holdings LLC
5.000%, 02/01/2028 (D)	599	617
4.500%, 08/15/2030 (D)	54	55
4.500%, 06/01/2033 (D)	189	186
DISH DBS
5.250%, 12/01/2026 (D)	920	911
Globo Comunicacao e Participacoes
4.875%, 01/22/2030 (D)	415	392
Lumen Technologies
4.500%, 01/15/2029 (D)	513	483
Netflix
5.875%, 11/15/2028	687	822
Prosus
3.680%, 01/21/2030 (D)	479	488
Sirius XM Radio
4.000%, 07/15/2028 (D)	506	500
Tencent Holdings MTN
3.240%, 06/03/2050 (D)	412	400
2.390%, 06/03/2030	200	196

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.810%, 01/26/2026 (D)		$621	$622
Time Warner Cable LLC
4.500%, 09/15/2042		245	269
T-Mobile USA
3.400%, 10/15/2052 (D)		561	556
3.375%, 04/15/2029 (D)		63	64
2.875%, 02/15/2031		315	305
2.625%, 04/15/2026		161	161
2.625%, 02/15/2029		107	103
Weibo
3.375%, 07/08/2030		1,183	1,174

			9,310

Consumer Discretionary — 1.3%
Advance Auto Parts
3.900%, 04/15/2030		784	860
Alibaba Group Holding
2.125%, 02/09/2031		1,023	994
Carnival
4.000%, 08/01/2028 (D)		527	512
Clarios Global
4.375%, 05/15/2026 (D)	EUR	161	185
Expedia Group
6.250%, 05/01/2025 (D)		$24	27
4.625%, 08/01/2027		224	250
Harley-Davidson Financial Services
3.350%, 06/08/2025 (D)		1,246	1,311
InRetail Consumer
3.250%, 03/22/2028 (D)		270	264
Las Vegas Sands Corp
3.900%, 08/08/2029		653	660
Levi Strauss
3.500%, 03/01/2031 (D)		339	345
Mattel
3.750%, 04/01/2029 (D)		291	298
3.375%, 04/01/2026 (D)		291	295
MDC Holdings
6.000%, 01/15/2043		340	428
MercadoLibre
2.375%, 01/14/2026		200	191
Newell Brands
4.875%, 06/01/2025		62	67
4.700%, 04/01/2026		250	268
Nissan Motor
4.345%, 09/17/2027 (D)		1,034	1,114
Ross Stores
4.700%, 04/15/2027		946	1,071
Royal Caribbean Cruises Ltd
11.500%, 06/01/2025 (D)		301	336
10.875%, 06/01/2023 (D)		279	303

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wynn Macau
5.625%, 08/26/2028 (D)	$341	$314

		10,093

Consumer Staples — 0.7%
Albertsons
3.500%, 03/15/2029 (D)	351	348
Altria Group
4.800%, 02/14/2029	160	181
3.400%, 05/06/2030	850	878
BAT Capital
4.700%, 04/02/2027	545	601
2.726%, 03/25/2031	504	487
2.259%, 03/25/2028	1,268	1,239
BRF GmbH
4.350%, 09/29/2026	200	200
Cencosud
5.150%, 02/12/2025	613	664
Kimberly-Clark de Mexico
2.431%, 07/01/2031 (D)	292	290
Mozart Debt Merger Sub
3.875%, 04/01/2029 (D)	570	563
Natura Cosmeticos
4.125%, 05/03/2028 (D)	271	258
Spectrum Brands
5.750%, 07/15/2025	42	43
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (D)(E)	500	4

		5,756

Energy — 1.2%
BP Capital Markets America
2.939%, 06/04/2051	1,066	1,037
Cenovus Energy
4.400%, 04/15/2029	1,448	1,590
4.250%, 04/15/2027	36	39
Continental Resources/Oklahoma
2.268%, 11/15/2026 (D)	960	948
Enbridge Energy Partners
7.375%, 10/15/2045	587	933
Energy Transfer
6.250%, 04/15/2049	297	386
Eni
4.250%, 05/09/2029 (D)	950	1,074
Marathon Petroleum Corp
6.500%, 03/01/2041	150	208
Oleoducto Central
4.000%, 07/14/2027 (D)	235	234
ONEOK
6.350%, 01/15/2031	124	156
ONEOK Partners
6.125%, 02/01/2041	54	69

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Petroleos Mexicanos MTN
6.750%, 09/21/2047	$410	$337
Tengizchevroil Finance International
3.250%, 08/15/2030 (D)	255	251
TransCanada PipeLines
6.100%, 06/01/2040	778	1,059
Transocean Poseidon
6.875%, 02/01/2027 (D)	313	297
Venture Global Calcasieu Pass LLC
4.125%, 08/15/2031 (D)	150	153
3.875%, 08/15/2029 (D)	147	148

		8,919

Financials — 3.6%
ABN AMRO Bank
4.750%, 07/28/2025 (D)	200	218
Aircastle
5.250%, 08/11/2025 (D)	432	476
4.250%, 06/15/2026	54	58
4.125%, 05/01/2024	172	181
2.850%, 01/26/2028 (D)	778	782
Alfa
5.250%, 03/25/2024 (D)	814	863
Alleghany
3.625%, 05/15/2030	894	972
Aviation Capital Group LLC
5.500%, 12/15/2024 (D)	432	476
4.875%, 10/01/2025 (D)	175	190
4.375%, 01/30/2024 (D)	152	160
4.125%, 08/01/2025 (D)	6	6
3.500%, 11/01/2027 (D)	157	163
1.950%, 01/30/2026 (D)	406	398
1.950%, 09/20/2026 (D)	142	139
Banco de Credito del Peru MTN
3.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.000%, 07/01/2030 (D)	728	714
Banco Santander
7.500%, VAR USD ICE Swap 11:00 NY 5 Yr + 4.989%(F)	600	644
Bank of America
1.734%, VAR United States Secured Overnight Financing Rate + 0.960%, 07/22/2027	1,043	1,034
Bank of New York Mellon
4.700%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.358%(F)	192	202
BNP Paribas
2.871%, VAR United States Secured Overnight Financing Rate + 1.387%, 04/19/2032 (D)	687	697

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CDBL Funding 1 MTN
3.500%, 10/24/2027	$520	$545
Charles Schwab
5.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.971%(F)	397	429
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.168%(F)	583	581
CITIC MTN
2.850%, 02/25/2030	278	284
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month + 4.068%(F)	232	237
4.075%, VAR ICE LIBOR USD 3 Month + 1.192%, 04/23/2029	288	318
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.597%(F)	348	347
3.980%, VAR ICE LIBOR USD 3 Month + 1.338%, 03/20/2030	196	217
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.598%(D)(F)	200	216
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.600%(F)	749	787
6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.822%(D)(F)	300	319
4.194%, VAR United States Secured Overnight Financing Rate + 3.730%, 04/01/2031 (D)	382	420
3.091%, VAR United States Secured Overnight Financing Rate + 1.730%, 05/14/2032 (D)	670	679
Deutsche Bank NY
3.961%, VAR United States Secured Overnight Financing Rate + 2.581%, 11/26/2025	295	313
2.129%, VAR United States Secured Overnight Financing Rate + 1.870%, 11/24/2026	330	331
Discover Financial Services
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.783%(F)	1,248	1,374
Fifth Third Bancorp
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.215%(F)	236	250
Financiera de Desarrollo
2.400%, 09/28/2027 (D)	1,045	1,019

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Goldman Sachs Group
4.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.949%(F)	$296	$293
2.615%, VAR United States Secured Overnight Financing Rate + 1.281%, 04/22/2032	688	689
2.383%, VAR United States Secured Overnight Financing Rate + 1.248%, 07/21/2032	231	227
HSBC Holdings PLC
4.583%, VAR ICE LIBOR USD 3 Month + 1.535%, 06/19/2029	499	559
4.292%, VAR ICE LIBOR USD 3 Month + 1.348%, 09/12/2026	260	282
ING Groep
6.875%, VAR USD ICE Swap 11:00 NY 5 Yr + 5.124%(F)	725	737
1.726%, VAR United States Secured Overnight Financing Rate + 1.005%, 04/01/2027	1,031	1,027
JPMorgan Chase
3.932%, VAR ICE LIBOR USD 3 Month + 3.800%(F)	243	244
3.599%, VAR ICE LIBOR USD 3 Month + 3.470%(F)	291	291
3.451%, VAR ICE LIBOR USD 3 Month + 3.320%(F)	145	144
2.580%, VAR United States Secured Overnight Financing Rate + 1.250%, 04/22/2032	688	694
Morgan Stanley
3.734%, VAR ICE LIBOR USD 3 Month + 3.610%(F)	70	70
OEC Finance
7.125% cash/0% PIK, 12/26/2046 (D)	210	12
5.250% cash/0% PIK, 12/27/2033 (D)	198	11
Santander Holdings USA
4.400%, 07/13/2027	351	387
SLM
4.200%, 10/29/2025	677	706
Standard Chartered
6.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.661%(D)(F)	514	551
1.639%, VAR ICE LIBOR USD 3 Month + 1.510%(D)(F)	400	387
Swiss Re Finance Luxembourg
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.582%, 04/02/2049	400	446
Synchrony Financial
2.875%, 10/28/2031	271	268

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Truist Financial
5.100%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr + 4.349%(F)	$792	$883
UniCredit
3.127%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 06/03/2032 (D)	350	347
2.569%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.300%, 09/22/2026 (D)	476	477
US Bancorp
5.300%, VAR ICE LIBOR USD 3 Month + 2.914%(F)	408	437
Voya Financial
5.650%, VAR ICE LIBOR USD 3 Month + 3.580%, 05/15/2053	258	269
Wells Fargo
3.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.453%(F)	306	308
2.188%, VAR United States Secured Overnight Financing Rate + 2.000%, 04/30/2026	420	429

		28,214

Health Care — 0.2%
Baxalta
3.600%, 06/23/2022	222	225
Centene Corp
2.625%, 08/01/2031	295	284
Cigna
4.375%, 10/15/2028	384	435
Jazz Securities DAC
4.375%, 01/15/2029 (D)	345	352

		1,296

Industrials — 0.9%
AerCap Ireland Capital DAC
6.500%, 07/15/2025	187	214
4.450%, 04/03/2026	156	169
2.450%, 10/29/2026	569	571
Air Lease
3.625%, 04/01/2027	38	40
2.100%, 09/01/2028	165	160
Air Lease MTN
2.875%, 01/15/2026	83	85
Allison Transmission
3.750%, 01/30/2031 (D)	521	498
Ardagh Metal Packaging Finance USA LLC
3.250%, 09/01/2028 (D)	437	422

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cemex
3.875%, 07/11/2031 (D)		$500	$487
Delta Air Lines/Skymiles LP
4.750%, 10/20/2028 (D)		450	493
4.500%, 10/20/2025 (D)		388	407
Embraer Netherlands Finance BV
6.950%, 01/17/2028 (D)		242	262
5.400%, 02/01/2027		575	589
ENA Master Trust
4.000%, 05/19/2048 (D)		269	270
Flowserve
2.800%, 01/15/2032		228	224
GE Capital European Funding Unlimited MTN
4.625%, 02/22/2027	EUR	100	138
GFL Environmental
3.500%, 09/01/2028 (D)		$525	509
IHS Markit
4.750%, 08/01/2028		31	36
4.250%, 05/01/2029		145	164
Lima Metro Line 2 Finance
5.875%, 07/05/2034		238	271
4.350%, 04/05/2036 (D)		223	236
Odebrecht Holdco Finance
1.143%, 09/10/2058 (A)(D)		480	3
TransDigm
6.250%, 03/15/2026 (D)		448	465
Westinghouse Air Brake Technologies
3.200%, 06/15/2025		134	140

			6,853

Information Technology — 0.4%
Broadcom
4.150%, 11/15/2030		776	848
4.110%, 09/15/2028		540	591
3.187%, 11/15/2036 (D)		446	439
3.137%, 11/15/2035 (D)		156	153
Infor
1.750%, 07/15/2025 (D)		323	324
Kyndryl Holdings
2.050%, 10/15/2026 (D)		568	554
SK Hynix
2.375%, 01/19/2031 (D)		262	254

			3,163

Materials — 0.6%
Alpek
3.250%, 02/25/2031 (D)		462	456
Axalta Coating Systems LLC
3.375%, 02/15/2029 (D)		628	597
Braskem Netherlands Finance BV
4.500%, 01/31/2030 (D)		220	220

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CSN Resources
4.625%, 06/10/2031 (D)		$262	$237
Indonesia Asahan Aluminium Persero
4.750%, 05/15/2025 (D)		330	351
Industrias Penoles
4.750%, 08/06/2050 (D)		287	306
INEOS Quattro Finance 2
2.500%, 01/15/2026 (D)	EUR	280	310
Inversiones CMPC
4.375%, 05/15/2023		$237	244
Suzano Austria GmbH
3.750%, 01/15/2031		163	159
2.500%, 09/15/2028		861	803
Volcan Cia Minera SAA
4.375%, 02/11/2026 (D)		144	137
Yamana
2.630%, 08/15/2031 (D)		646	627

			4,447

Real Estate — 0.1%
Host Hotels & Resorts
4.000%, 06/15/2025		391	415
3.750%, 10/15/2023		13	14
3.500%, 09/15/2030		131	134
2.900%, 12/15/2031		214	207
Vornado Realty
2.150%, 06/01/2026		348	349

			1,119

Utilities — 0.3%
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (D)		297	301
Chile Electricity PEC
3.010%, 01/25/2028 (A)(D)		491	399
Comision Federal de Electricidad
3.348%, 02/09/2031 (D)		574	548
Duke Energy Carolinas NC Storm Funding LLC
2.617%, 07/01/2041		314	319
Engie Energia Chile
3.400%, 01/28/2030		349	350
Terraform Global Operating LLC
6.125%, 03/01/2026 (D)		77	79
Vistra Operations LLC
4.375%, 05/01/2029 (D)		522	512

			2,508

Total Corporate Obligations
(Cost $81,641) ($ Thousands)			81,678

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 8.2%
Agency Mortgage-Backed Obligations — 1.8%
FHLMC CMO, Ser 2016-4585, Cl DS, IO
5.911%, 05/15/2046 (G)	$847	$200
FHLMC CMO, Ser 2017-4693, Cl SL, IO
6.061%, 06/15/2047 (G)	1,272	290
FHLMC CMO, Ser 2017-4719, Cl JS, IO
6.061%, 09/15/2047 (G)	1,024	190
FHLMC CMO, Ser 2020-4954, Cl SL, IO
5.958%, 02/25/2050 (G)	1,536	274
FHLMC CMO, Ser 2020-4981, Cl HS, IO
6.008%, 06/25/2050 (G)	2,952	469
FHLMC CMO, Ser 2020-5015, Cl BI, IO
4.000%, 09/25/2050	1,898	320
FNMA CMO, Ser 2011-131, Cl ST, IO
6.448%, 12/25/2041 (G)	598	113
FNMA CMO, Ser 2014-17, Cl SA, IO
5.958%, 04/25/2044 (G)	1,813	395
FNMA CMO, Ser 2014-78, Cl SE, IO
6.008%, 12/25/2044 (G)	978	186
FNMA CMO, Ser 2016-77, Cl DS, IO
5.908%, 10/25/2046 (G)	904	173
FNMA CMO, Ser 2017-62, Cl AS, IO
6.058%, 08/25/2047 (G)	1,199	243
FNMA CMO, Ser 2017-81, Cl SA, IO
6.108%, 10/25/2047 (G)	1,327	256
FNMA CMO, Ser 2020-89, Cl KI, IO
4.000%, 12/25/2050	4,013	593
GNMA CMO, Ser 2017-122, Cl SA, IO
6.109%, 08/20/2047 (G)	897	190
UMBS TBA
2.500%, 12/01/2042	10,005	10,257

		14,149
Non-Agency Mortgage-Backed Obligations — 6.4%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	41	36
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	225	171
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	165	119
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	96	86
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
1.090%, VAR ICE LIBOR USD 1 Month + 1.000%, 06/15/2035(D)	526	526
BAMLL Commercial Mortgage Securities Trust, Ser 2013-WBRK, Cl D
3.652%, 03/10/2037(D)(G)	395	360

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
1.090%, VAR ICE LIBOR USD 1 Month + 1.000%, 11/15/2033(D)	$1,535	$1,531
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
2.230%, VAR ICE LIBOR USD 1 Month + 2.140%, 10/15/2037(D)	710	710
BCP Trust, Ser 2021-330N, Cl A
0.889%, VAR ICE LIBOR USD 1 Month + 0.799%, 06/15/2038(D)	135	134
Bellemeade Re, Ser 2018-3A, Cl M1B
1.942%, VAR ICE LIBOR USD 1 Month + 1.850%, 10/25/2028(D)	311	311
Bellemeade Re, Ser 2019-1A, Cl M1B
1.842%, VAR ICE LIBOR USD 1 Month + 1.750%, 03/25/2029(D)	631	631
Bellemeade Re, Ser 2019-2A, Cl M1C
2.092%, VAR ICE LIBOR USD 1 Month + 2.000%, 04/25/2029(D)	516	517
Bellemeade Re, Ser 2019-3A, Cl M1C
2.042%, VAR ICE LIBOR USD 1 Month + 1.950%, 07/25/2029(D)	366	366
Bellemeade Re, Ser 2019-3A, Cl M1B
1.692%, VAR ICE LIBOR USD 1 Month + 1.600%, 07/25/2029(D)	480	481
Bellemeade Re, Ser 2019-4A, Cl M1B
2.092%, VAR ICE LIBOR USD 1 Month + 2.000%, 10/25/2029(D)	730	730
Bellemeade Re, Ser 2020-2A, Cl M1B
3.292%, VAR ICE LIBOR USD 1 Month + 3.200%, 08/26/2030(D)	52	52
Bellemeade Re, Ser 2020-4A, Cl M2A
2.692%, VAR ICE LIBOR USD 1 Month + 2.600%, 06/25/2030(D)	53	53
Bellemeade Re, Ser 2021-1A, Cl M1C
3.000%, VAR SOFR30A + 2.950%, 03/25/2031(D)	378	391
Bellemeade Re, Ser 2021-2A, Cl M1B
1.550%, VAR SOFR30A + 1.500%, 06/25/2031(D)	617	617
BFLD Trust, Ser 2021-FPM, Cl A
1.690%, VAR ICE LIBOR USD 1 Month + 1.600%, 06/15/2038(D)	1,065	1,065
BHMS, Ser 2018-ATLS, Cl A
1.340%, VAR ICE LIBOR USD 1 Month + 1.250%, 07/15/2035(D)	762	762
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
1.989%, VAR ICE LIBOR USD 1 Month + 1.900%, 04/15/2034(D)	152	150

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
2.239%, VAR ICE LIBOR USD 1 Month + 2.150%, 04/15/2034(D)	$610	$600
BX Trust, Ser 2018-EXCL, Cl A
1.178%, VAR ICE LIBOR USD 1 Month + 1.088%, 09/15/2037(D)	783	779
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%, 05/10/2058	625	660
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/2035(D)	285	291
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	77	51
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	98	64
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	52	33
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.563%, 04/10/2046(D)(G)	250	254
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048	779	814
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%, 11/10/2048	390	420
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%, 02/10/2049	950	1,018
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl AS
3.789%, 09/15/2050(G)	392	427
CLNY Trust, Ser 2019-IKPR, Cl D
2.115%, VAR ICE LIBOR USD 1 Month + 2.025%, 11/15/2038(D)	750	743
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.942%, 07/10/2046(D)(G)	690	699
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	920	966
COMM Mortgage Trust, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035(D)	267	268
COMM Mortgage Trust, Ser 2015-CR24, Cl A5
3.696%, 08/10/2048	490	523
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%, 02/10/2048	700	737

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
2.492%, VAR ICE LIBOR USD 1 Month + 2.400%, 04/25/2031(D)	$109	$110
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
2.392%, VAR ICE LIBOR USD 1 Month + 2.300%, 08/25/2031(D)	67	68
Connecticut Avenue Securities Trust, Ser 2019-R03, Cl 1M2
2.242%, VAR ICE LIBOR USD 1 Month + 2.150%, 09/25/2031(D)	34	34
Connecticut Avenue Securities Trust, Ser 2019-R04, Cl 2M2
2.192%, VAR ICE LIBOR USD 1 Month + 2.100%, 06/25/2039(D)	53	53
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1M2
2.092%, VAR ICE LIBOR USD 1 Month + 2.000%, 07/25/2039(D)	30	30
Connecticut Avenue Securities Trust, Ser 2019-R06, Cl 2M2
2.192%, VAR ICE LIBOR USD 1 Month + 2.100%, 09/25/2039(D)	112	112
Connecticut Avenue Securities Trust, Ser 2020-R02, Cl 2M2
2.092%, VAR ICE LIBOR USD 1 Month + 2.000%, 01/25/2040(D)	257	258
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl A4
3.504%, 06/15/2057	421	446
DBWF Mortgage Trust, Ser 2018-GLKS, Cl A
1.119%, VAR ICE LIBOR USD 1 Month + 1.030%, 12/19/2030(D)	798	798
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
0.472%, VAR ICE LIBOR USD 1 Month + 0.380%, 12/25/2036	154	72
Eagle Re, Ser 2020-1, Cl M1A
0.992%, VAR ICE LIBOR USD 1 Month + 0.900%, 01/25/2030(D)	820	812
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl M1
2.050%, VAR SOFR30A + 2.000%, 01/25/2051(D)	118	119
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
1.700%, VAR SOFR30A + 1.650%, 01/25/2034(D)	260	261
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
1.550%, VAR SOFR30A + 1.500%, 10/25/2041(D)	976	977

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR Trust, Ser 2019-DNA3, Cl M2
2.142%, VAR ICE LIBOR USD 1 Month + 2.050%, 07/25/2049(D)	$56	$57
FHLMC STACR Trust, Ser 2019-DNA4, Cl M2
2.042%, VAR ICE LIBOR USD 1 Month + 1.950%, 10/25/2049(D)	226	226
FHLMC STACR Trust, Ser 2019-FTR2, Cl M2
2.242%, VAR ICE LIBOR USD 1 Month + 2.150%, 11/25/2048(D)	403	401
FHLMC STACR Trust, Ser 2019-HQA3, Cl M2
1.942%, VAR ICE LIBOR USD 1 Month + 1.850%, 09/25/2049(D)	348	348
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA2, Cl M2B
2.742%, VAR ICE LIBOR USD 1 Month + 2.650%, 12/25/2029	630	645
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2021-DNA7, Cl M2
1.848%, VAR SOFR30A + 1.800%, 11/25/2041(D)	953	955
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036	43	28
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
4.992%, VAR ICE LIBOR USD 1 Month + 4.900%, 11/25/2024	159	165
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
4.092%, VAR ICE LIBOR USD 1 Month + 4.000%, 05/25/2025	164	167
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
4.092%, VAR ICE LIBOR USD 1 Month + 4.000%, 05/25/2025	14	14
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
5.092%, VAR ICE LIBOR USD 1 Month + 5.000%, 07/25/2025	157	161
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
5.092%, VAR ICE LIBOR USD 1 Month + 5.000%, 07/25/2025	29	29
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
5.792%, VAR ICE LIBOR USD 1 Month + 5.700%, 04/25/2028	97	103
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M2
4.542%, VAR ICE LIBOR USD 1 Month + 4.450%, 01/25/2029	464	481

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M2
4.342%, VAR ICE LIBOR USD 1 Month + 4.250%, 04/25/2029	$184	$191
FNMA Connecticut Avenue Securities, Ser 2017-C03, Cl 1M2
3.092%, VAR ICE LIBOR USD 1 Month + 3.000%, 10/25/2029	394	404
FNMA Connecticut Avenue Securities, Ser 2021-R02, Cl 2M2
2.050%, VAR SOFR30A + 2.000%, 11/25/2041(D)	429	431
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.302%, 08/10/2044(D)(G)	12	6
GS Mortgage Securities Trust, Ser 2013-G1, Cl A1
2.059%, 04/10/2031(D)	32	32
GS Mortgage Securities Trust, Ser 2013-G1, Cl A2
3.557%, 04/10/2031(D)(G)	1,485	1,485
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
5.141%, 01/10/2047(D)(G)	431	71
GS Mortgage Securities Trust, Ser 2014-GC22, Cl A5
3.862%, 06/10/2047	767	811
GS Mortgage Securities Trust, Ser 2019-BOCA, Cl A
1.290%, VAR ICE LIBOR USD 1 Month + 1.200%, 06/15/2038(D)	1,039	1,039
GS Mortgage Securities Trust, Ser 2019-SMP, Cl A
1.240%, VAR ICE LIBOR USD 1 Month + 1.150%, 08/15/2032(D)	860	859
GS Mortgage Securities Trust, Ser 2021-1, Cl A2
2.435%, 08/17/2026	277	280
GS Mortgage Securities Trust, Ser 2021-1, Cl A1
1.433%, 08/17/2026	138	135
GS Mortgage Securities Trust, Ser 2021-1, Cl AS
2.638%, 08/17/2026	23	23
HFX, Ser 2017-1A, Cl A3
3.647%, 03/15/2035	800	820
Home Re, Ser 2020-1, Cl M1B
3.342%, VAR ICE LIBOR USD 1 Month + 3.250%, 10/25/2030(D)	584	585
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
0.592%, VAR ICE LIBOR USD 1 Month + 0.500%, 03/25/2035	35	31

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%, 08/15/2047	$955	$1,009
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.975%, 09/15/2047(G)	15,658	290
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	485	521
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	841	895
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl AS
3.424%, 10/15/2045(D)	1,200	1,215
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%, 07/15/2047	900	945
JPMorgan Chase, Ser 2019-CL1, Cl M3
2.192%, VAR ICE LIBOR USD 1 Month + 2.100%, 04/25/2047(D)	138	139
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039(G)	84	38
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(D)	551	558
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A5
3.892%, 06/15/2047	950	1,001
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl SNMA
2.040%, VAR ICE LIBOR USD 1 Month + 1.950%, 11/15/2026(D)	93	83
Morgan Stanley Capital I Trust, Ser 2016-UB12, Cl A4
3.596%, 12/15/2049	755	812
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
1.590%, VAR ICE LIBOR USD 1 Month + 1.500%, 07/15/2036(D)	346	346
PMT Credit Risk Transfer Trust, Ser 2019-1R, Cl A
2.090%, VAR ICE LIBOR USD 1 Month + 2.000%, 03/27/2024(D)	113	113
PMT Credit Risk Transfer Trust, Ser 2019-2R, Cl A
2.840%, VAR ICE LIBOR USD 1 Month + 2.750%, 05/27/2023(D)	366	363
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
2.790%, VAR ICE LIBOR USD 1 Month + 2.700%, 10/27/2022(D)	61	61

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
PMT Credit Risk Transfer Trust, Ser 2020-1R, Cl A
2.440%, VAR ICE LIBOR USD 1 Month + 2.350%, 02/27/2023(D)	$194	$194
Radnor Re, Ser 2019-1, Cl M1B
2.042%, VAR ICE LIBOR USD 1 Month + 1.950%, 02/25/2029(D)	404	404
Radnor Re, Ser 2019-2, Cl M1B
1.842%, VAR ICE LIBOR USD 1 Month + 1.750%, 06/25/2029(D)	530	530
Radnor Re, Ser 2020-1, Cl M1A
1.042%, VAR ICE LIBOR USD 1 Month + 0.950%, 01/25/2030(D)	311	309
Radnor Re, Ser 2020-2, Cl M1C
4.692%, VAR ICE LIBOR USD 1 Month + 4.600%, 10/25/2030(D)	321	321
STACR Trust, Ser 2018-DNA3, Cl M2
2.192%, VAR ICE LIBOR USD 1 Month + 2.100%, 09/25/2048(D)	288	292
Traingle Re, Ser 2020-1, Cl M1B
3.992%, VAR ICE LIBOR USD 1 Month + 3.900%, 10/25/2030(D)	1,231	1,232
Traingle Re, Ser 2021-1, Cl M1B
3.092%, VAR ICE LIBOR USD 1 Month + 3.000%, 08/25/2033(D)	346	346
UBS Commercial Mortgage Trust, Ser 2018-C10, Cl A4
4.313%, 05/15/2051	1,000	1,127
UBS Commercial Mortgage Trust, Ser 2018-C8, Cl A4
3.983%, 02/15/2051	855	948
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	194	197
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.441%, 11/15/2049(G)	620	653
Wells Fargo Commercial Mortgage Trust, Ser 2018-C48, Cl A5
4.302%, 01/15/2052	103	117
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
5.592%, VAR ICE LIBOR USD 1 Month + 5.500%, 11/25/2025(D)	37	30

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
5.342%, VAR ICE LIBOR USD 1 Month + 5.250%, 11/25/2025(D)	$140	$111

		49,479
Total Mortgage-Backed Securities
(Cost $63,210) ($ Thousands)		63,628

U.S. GOVERNMENT AGENCY OBLIGATIONS ^ — 3.5%
FFCB
0.505%, VAR US Treasury 3 Month Bill Money Market Yield + 0.420%, 11/07/2022	1,200	1,204
0.430%, VAR United States Secured Overnight Financing Rate + 0.380%, 05/08/2023	7,400	7,438
0.360%, VAR United States Secured Overnight Financing Rate + 0.310%, 11/07/2022	2,500	2,507
0.355%, VAR US Treasury 3 Month Bill Money Market Yield + 0.270%, 05/16/2022	3,000	3,004
0.185%, VAR United States Secured Overnight Financing Rate + 0.135%, 11/06/2023	2,000	2,003
0.140%, VAR United States Secured Overnight Financing Rate + 0.090%, 09/23/2022	500	500
FHLMC
0.375%, 07/21/2025	1,400	1,369
FHLMC MTN
0.240%, VAR United States Secured Overnight Financing Rate + 0.190%, 06/02/2022	1,000	1,001
0.180%, VAR United States Secured Overnight Financing Rate + 0.130%, 08/05/2022	2,500	2,502
FNMA
0.625%, 04/22/2025	1,300	1,284
0.500%, 06/17/2025	1,500	1,471
0.250%, 05/22/2023	1,500	1,496
0.250%, 07/10/2023	1,100	1,096
0.250%, 11/27/2023	100	99

Total U.S. Government Agency Obligations
(Cost $26,994) ($ Thousands)		26,974

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 3.2%
Automotive — 0.5%

Avis Budget Rental Car Funding AESOP LLC, Ser 2018-1A, Cl A
3.700%, 09/20/2024(D)	$1,000	$1,044
Avis Budget Rental Car Funding AESOP LLC, Ser 2018-2A, Cl A
4.000%, 03/20/2025(D)	1,100	1,164
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	333	330
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026(D)	330	328
First Investors Auto Owner Trust, Ser 2020-1A, Cl A
1.490%, 01/15/2025(D)	88	88
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033(D)	510	505
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026(D)	681	681
		4,140

Credit Cards — 0.2%

Brex Commercial Charge Card Master Trust, Ser 2021-1, Cl A
2.090%, 07/15/2024(D)	373	375
Mission Lane Credit Card Master Trust, Ser 2021-A, Cl B
2.240%, 09/15/2026(D)	152	152
World Financial Network Credit Card Master Trust, Ser 2019-B, Cl M
3.040%, 04/15/2026	830	841
		1,368

Other Asset-Backed Securities — 2.5%

Affirm Asset Securitization Trust, Ser 2020-A, Cl A
2.100%, 02/18/2025(D)	531	533
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025(D)	288	288
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026(D)	300	299
AGL CLO 12, Ser 2021-12A, Cl A1
1.290%, VAR ICE LIBOR USD 3 Month + 1.160%, 07/20/2034(D)	837	837
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl A1
0.326%, 11/15/2022(D)	430	430

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl B
2.080%, 02/15/2027(D)	$170	$171
Balboa Bay Loan Funding, Ser 2021-1A, Cl A
1.000%, 07/20/2034(D)(G)	521	521
Ballyrock CLO 15, Ser 2021-1A, Cl C
3.224%, VAR ICE LIBOR USD 3 Month + 3.100%, 04/15/2034(D)	500	499
Ballyrock CLO 16, Ser 2021-16A, Cl A1
1.265%, VAR ICE LIBOR USD 3 Month + 1.130%, 07/20/2034(D)	1,054	1,055
Cajun Global LLC, Ser 2021-1, Cl A2
3.931%, 11/20/2051(D)	166	167
College Ave Student Loans LLC, Ser 2021-C, Cl B
2.720%, 07/26/2055(D)	212	214
Conn's Receivables Funding LLC, Ser 2021-A, Cl A
1.050%, 05/15/2026(D)	1,224	1,224
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(D)	768	760
Domino's Pizza Master Issuer LLC, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051(D)	393	395
Dryden 78 CLO, Ser 2020-78A, Cl C
2.072%, VAR ICE LIBOR USD 3 Month + 1.950%, 04/17/2033(D)	660	664
Dryden 78 CLO, Ser 2020-78A, Cl D
3.122%, VAR ICE LIBOR USD 3 Month + 3.000%, 04/17/2033(D)	340	341
Elevation CLO, Ser 2020-11A, Cl C
2.324%, VAR ICE LIBOR USD 3 Month + 2.200%, 04/15/2033(D)	580	580
Elmwood CLO IX, Ser 2021-2A, Cl D
3.089%, VAR ICE LIBOR USD 3 Month + 2.950%, 07/20/2034(D)	509	508
Flatiron CLO 21, Ser 2021-1A, Cl D
3.051%, VAR ICE LIBOR USD 3 Month + 2.900%, 07/19/2034(D)	540	539
GCI Funding I LLC, Ser 2021-1, Cl A
2.380%, 06/18/2046(D)	292	291
Goldentree Loan Management US CLO 7, Ser 2021-7A, Cl AR
1.202%, VAR ICE LIBOR USD 3 Month + 1.070%, 04/20/2034(D)	553	553
Hardee's Funding LLC, Ser 2018-1A, Cl A23
5.710%, 06/20/2048(D)	375	415
Hardee's Funding LLC, Ser 2020-1A, Cl A2
3.981%, 12/20/2050(D)	264	276
Invitation Homes Trust, Ser 2018-SFR2, Cl C
1.370%, VAR ICE LIBOR USD 1 Month + 1.280%, 06/17/2037(D)	197	197

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Invitation Homes Trust, Ser 2018-SFR3, Cl C
1.391%, VAR ICE LIBOR USD 1 Month + 1.300%, 07/17/2037(D)	$94	$95
Issuer LLC, Ser 2021-1, Cl A2
3.734%, 07/30/2051(D)	724	730
Kayne CLO 7, Ser 2020-7A, Cl C
2.122%, VAR ICE LIBOR USD 3 Month + 2.000%, 04/17/2033(D)	300	302
Magnetite XXVI, Ser 2021-26A, Cl A1R
1.210%, VAR ICE LIBOR USD 3 Month + 1.120%, 07/25/2034(D)	985	989
MVW LLC, Ser 2021-2A, Cl B
1.830%, 05/20/2039(D)	441	439
Neighborly Issuer LLC, Ser 2021-1A, Cl A2
3.584%, 04/30/2051(D)	279	282
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(D)	275	274
Neuberger Berman Loan Advisers CLO 42, Ser 2021-42A, Cl A
1.222%, VAR ICE LIBOR USD 3 Month + 1.100%, 07/16/2035(D)	984	984
Neuberger Berman Loan Advisers CLO 43, Ser 2021-43A, Cl A
1.242%, VAR ICE LIBOR USD 3 Month + 1.130%, 07/17/2035(D)	624	624
OCP CLO, Ser 2021-18A, Cl AR
1.222%, VAR ICE LIBOR USD 3 Month + 1.090%, 07/20/2032(D)	722	722
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/2028(D)	575	574
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(D)	639	635
Upstart Securitization Trust, Ser 2020-3, Cl A
1.702%, 11/20/2030(D)	193	194
Upstart Securitization Trust, Ser 2021-3, Cl B
1.660%, 07/20/2031(D)	460	456
Voya CLO, Ser 2019-1A, Cl DR
2.974%, VAR ICE LIBOR USD 3 Month + 2.850%, 04/15/2031(D)	265	264
		19,321

Total Asset-Backed Securities
(Cost $24,695) ($ Thousands)		24,829

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT — 0.7%

Canadian Government Real Return Bond
0.500%, 12/01/2050	CAD	1,485	$1,304
Colombia Government International Bond
3.125%, 04/15/2031		$213	191
Dominican Republic International Bond
4.875%, 09/23/2032(D)		871	867
Egypt Government International Bond MTN
5.875%, 02/16/2031(D)		682	576
Malaysia Government International Bond
3.882%, 03/10/2022	MYR	5,183	1,238
Oman Government International Bond
6.250%, 01/25/2031(D)		$229	240
4.875%, 02/01/2025		340	349
Qatar Government International Bond
3.400%, 04/16/2025(D)		294	312
Saudi Government International Bond MTN
2.900%, 10/22/2025(D)		539	565

Total Sovereign Debt
(Cost $5,763) ($ Thousands)			5,642

MUNICIPAL BONDS — 0.2%
New York — 0.1%
New York & New Jersey, Port Authority, Ser AAA, RB
1.086%, 07/01/2023		490	494
New York City, Ser D, GO
1.923%, 08/01/2031		530	522

			1,016

West Virginia — 0.1%
Tobacco Settlement Finance Authority, RB
Callable 12/01/2030 @ 100
3.000%, 06/01/2035		449	461

Total Municipal Bonds
(Cost $1,470) ($ Thousands)			1,477

Total Investments in Securities — 115.0%
(Cost $798,179) ($ Thousands)			$892,057

	Shares
COMMON STOCK SOLD SHORT— (12.9)%
Communication Services — (0.5)%
Altice USA Inc, Cl A *		(2,037)	(32)
Cable One Inc		(84)	(149)
Charter Communications Inc, Cl A *		(1,209)	(781)
Comcast Corp, Cl A		(35,359)	(1,767)
Discovery Inc, Cl A *		(1,700)	(40)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Discovery Inc, Cl C *	(2,700)	$(61)
DISH Network Corp, Cl A *	(1,752)	(55)
Fox Corp	(1,300)	(47)
Interpublic Group of Cos Inc/The	(2,435)	(81)
Liberty Broadband Corp, Cl A *	(342)	(52)
Liberty Broadband Corp, Cl C *	(1,033)	(160)
Liberty Media Corp-Liberty SiriusXM, Cl C *	(900)	(44)
Magnite Inc *	(500)	(9)
New York Times Co/The, Cl A	(2,024)	(96)
News Corp, Cl A	(4,639)	(100)
Nexstar Media Group Inc, Cl A	(146)	(22)
Omnicom Group Inc	(1,859)	(125)
Sirius XM Holdings Inc	(12,800)	(78)
ViacomCBS Inc, Cl B	(4,142)	(128)

		(3,827)

Consumer Discretionary — (8.5)%
2U Inc *	(1,300)	(31)
Acushnet Holdings Corp	(600)	(33)
Adient PLC *	(3,185)	(135)
Advance Auto Parts Inc	(471)	(104)
Amazon.com Inc *	(1,610)	(5,646)
American Axle & Manufacturing Holdings Inc *	(2,343)	(21)
American Eagle Outfitters Inc	(1,200)	(31)
Aptiv PLC *	(10,681)	(1,713)
Aramark	(4,013)	(134)
Asbury Automotive Group Inc *	(200)	(33)
AutoNation Inc *	(500)	(62)
AutoZone Inc *	(217)	(394)
Bally's Corp *	(900)	(35)
Bath & Body Works Inc	(1,733)	(130)
Best Buy Co Inc	(1,965)	(210)
Bloomin' Brands Inc *	(1,700)	(30)
Booking Holdings Inc *	(617)	(1,297)
BorgWarner Inc	(10,266)	(444)
Boyd Gaming Corp *	(1,419)	(83)
Bright Horizons Family Solutions Inc *	(1,158)	(142)
Brinker International Inc *	(759)	(26)
Brunswick Corp/DE	(2,175)	(204)
Burlington Stores Inc *	(537)	(157)
Caesars Entertainment Inc *	(3,169)	(285)
Callaway Golf Co *	(2,690)	(73)
Capri Holdings Ltd *	(3,401)	(201)
CarMax Inc *	(1,412)	(199)
Carnival Corp, Cl A *	(13,244)	(233)
Carter's Inc	(994)	(100)
Carvana Co, Cl A *	(612)	(172)
Cavco Industries Inc *	(244)	(73)
Century Communities Inc	(959)	(68)
Cheesecake Factory Inc/The *	(700)	(27)
Chegg Inc *	(2,471)	(69)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Chipotle Mexican Grill Inc, Cl A *	(414)	$(680)
Choice Hotels International Inc	(902)	(129)
Churchill Downs Inc	(873)	(196)
Columbia Sportswear Co	(800)	(78)
Cracker Barrel Old Country Store Inc	(300)	(37)
Crocs Inc *	(1,597)	(262)
Dana Inc	(5,136)	(110)
Darden Restaurants Inc	(2,166)	(299)
Dave & Buster's Entertainment Inc *	(1,000)	(32)
Deckers Outdoor Corp *	(672)	(272)
Dick's Sporting Goods Inc	(600)	(71)
Dollar General Corp	(1,940)	(429)
Dollar Tree Inc *	(1,827)	(245)
Domino's Pizza Inc	(695)	(364)
DoorDash Inc, Cl A *	(900)	(161)
Dorman Products Inc *	(1,180)	(131)
DR Horton Inc	(8,551)	(835)
DraftKings Inc, Cl A *	(4,500)	(155)
eBay Inc	(4,479)	(302)
Etsy Inc *	(975)	(268)
Everi Holdings Inc *	(1,800)	(37)
Expedia Group Inc *	(2,365)	(381)
Fisker *	(4,700)	(101)
Five Below Inc *	(400)	(81)
Floor & Decor Holdings Inc, Cl A *	(528)	(68)
Foot Locker Inc	(1,000)	(46)
Ford Motor Co	(152,557)	(2,928)
Fox Factory Holding Corp *	(1,600)	(281)
Frontdoor Inc *	(1,300)	(45)
GameStop Corp, Cl A *	(400)	(79)
Gap Inc/The	(1,700)	(28)
Garmin Ltd	(4,067)	(543)
General Motors Co *	(54,604)	(3,160)
Gentex Corp	(10,409)	(358)
Gentherm Inc *	(1,360)	(115)
Genuine Parts Co	(1,360)	(174)
G-III Apparel Group Ltd *	(700)	(21)
Goodyear Tire & Rubber Co/The *	(11,614)	(234)
Grand Canyon Education Inc *	(455)	(33)
Group 1 Automotive Inc	(300)	(58)
H&R Block Inc	(2,903)	(69)
Hanesbrands Inc	(7,970)	(129)
Harley-Davidson Inc	(6,713)	(246)
Hasbro Inc	(3,561)	(345)
Helen of Troy Ltd *	(764)	(184)
Hilton Grand Vacations Inc *	(1,500)	(71)
Hilton Worldwide Holdings Inc *	(4,731)	(639)
Home Depot Inc/The	(7,742)	(3,102)
Houghton Mifflin Harcourt Co *	(3,200)	(50)
Hyatt Hotels Corp, Cl A *	(800)	(63)
Installed Building Products Inc	(422)	(54)
International Game Technology PLC	(1,600)	(43)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
iRobot Corp *	(653)	$(50)
Jack in the Box Inc	(587)	(49)
KB Home	(2,397)	(96)
Kohl's Corp	(1,200)	(61)
Kontoor Brands Inc	(1,000)	(54)
Las Vegas Sands Corp *	(5,786)	(206)
La-Z-Boy Inc, Cl Z	(359)	(12)
LCI Industries	(1,029)	(157)
Lear Corp	(2,589)	(434)
Leggett & Platt Inc	(4,001)	(162)
Lennar Corp, Cl A	(7,036)	(739)
Lennar Corp, Cl B	(600)	(51)
LGI Homes Inc *	(567)	(81)
Lithia Motors Inc, Cl A	(200)	(58)
LKQ Corp	(2,308)	(129)
Lowe's Cos Inc	(5,135)	(1,256)
Lululemon Athletica Inc *	(2,638)	(1,199)
M/I Homes Inc *	(662)	(37)
Macy's Inc	(2,200)	(63)
Malibu Boats Inc, Cl A *	(300)	(21)
Marriott International Inc/MD, Cl A *	(4,361)	(644)
Marriott Vacations Worldwide Corp	(734)	(112)
Mattel Inc *	(8,761)	(186)
McDonald's Corp	(12,193)	(2,982)
MDC Holdings Inc	(2,082)	(100)
Meritage Homes Corp *	(1,094)	(123)
MGM Resorts International	(6,438)	(255)
Mohawk Industries Inc *	(1,515)	(254)
National Vision Holdings Inc *	(700)	(34)
Newell Brands Inc	(9,282)	(199)
NIKE Inc, Cl B	(29,986)	(5,075)
Nordstrom Inc *	(1,200)	(25)
Norwegian Cruise Line Holdings Ltd *	(6,686)	(130)
NVR Inc *	(93)	(486)
Ollie's Bargain Outlet Holdings Inc *	(478)	(30)
O'Reilly Automotive Inc *	(452)	(288)
Oxford Industries Inc	(500)	(48)
Papa John's International Inc	(462)	(56)
Patrick Industries Inc	(900)	(72)
Peloton Interactive Inc, Cl A *	(6,057)	(267)
Penn National Gaming Inc *	(2,710)	(139)
Penske Automotive Group Inc	(600)	(60)
Planet Fitness Inc, Cl A *	(1,619)	(132)
Polaris Inc	(1,567)	(175)
Pool Corp	(395)	(219)
PulteGroup Inc	(7,033)	(352)
Purple Innovation Inc, Cl A *	(2,000)	(21)
PVH Corp	(1,908)	(204)
QuantumScape Corp, Cl A *	(6,000)	(173)
Qurate Retail Inc	(1,600)	(13)
Ralph Lauren Corp, Cl A	(1,074)	(125)
Red Rock Resorts Inc, Cl A	(1,000)	(48)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Rent-A-Center Inc/TX, Cl A	(800)	$(35)
RH *	(100)	(58)
Ross Stores Inc	(2,585)	(282)
Royal Caribbean Cruises Ltd *	(3,553)	(248)
Scientific Games Corp, Cl A *	(1,638)	(105)
SeaWorld Entertainment Inc *	(700)	(41)
Service Corp International/US	(2,938)	(194)
Shake Shack Inc, Cl A *	(400)	(29)
Signet Jewelers Ltd	(600)	(58)
Six Flags Entertainment Corp *	(1,594)	(58)
Skechers USA Inc, Cl A *	(3,068)	(138)
Skyline Champion Corp *	(1,450)	(113)
Smith & Wesson Brands Inc	(2,001)	(46)
Sonos Inc *	(2,304)	(73)
Standard Motor Products Inc	(1,109)	(56)
Starbucks Corp	(18,830)	(2,065)
Steven Madden Ltd	(2,000)	(95)
Stoneridge Inc *	(1,270)	(28)
Strategic Education Inc	(289)	(15)
Stride Inc *	(300)	(10)
Sturm Ruger & Co Inc	(301)	(22)
Tapestry Inc	(6,423)	(258)
Target Corp	(3,641)	(888)
Taylor Morrison Home Corp, Cl A *	(3,051)	(95)
Tempur Sealy International Inc	(4,348)	(186)
Tenneco Inc, Cl A *	(2,374)	(25)
Terminix Global Holdings Inc *	(2,290)	(85)
Tesla Inc *	(4,944)	(5,660)
Texas Roadhouse Inc, Cl A	(972)	(81)
Thor Industries Inc	(2,158)	(228)
TJX Cos Inc/The	(8,859)	(615)
Toll Brothers Inc	(3,045)	(193)
TopBuild Corp *	(843)	(227)
Tractor Supply Co	(760)	(171)
Travel + Leisure Co	(1,952)	(96)
Tri Pointe Homes Inc *	(3,344)	(84)
Tupperware Brands Corp *	(1,400)	(22)
Ulta Beauty Inc *	(315)	(121)
Under Armour Inc, Cl A *	(3,908)	(92)
Under Armour Inc, Cl C *	(5,441)	(109)
Vail Resorts Inc	(700)	(232)
VF Corp	(8,376)	(601)
Victoria's Secret & Co *	(577)	(31)
Vista Outdoor Inc *	(1,960)	(86)
Visteon Corp *	(927)	(98)
Wayfair Inc, Cl A *	(558)	(138)
Wendy's Co/The	(3,372)	(69)
Whirlpool Corp	(1,694)	(369)
Williams-Sonoma Inc	(571)	(111)
Wingstop Inc	(600)	(96)
Winnebago Industries Inc	(1,169)	(84)
Wolverine World Wide Inc	(1,654)	(52)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Workhorse Group Inc *	(3,900)	$(23)
WW International Inc *	(1,300)	(22)
Wyndham Hotels & Resorts Inc	(1,866)	(148)
Wynn Resorts Ltd *	(1,764)	(143)
XPEL Inc *	(500)	(36)
YETI Holdings Inc *	(1,819)	(168)
Yum China Holdings Inc	(6,141)	(308)
Yum! Brands Inc	(5,038)	(619)

		(65,798)

Information Technology — (2.5)%
Advanced Micro Devices Inc *	(4,632)	(734)
Amphenol Corp, Cl A	(3,400)	(274)
Analog Devices Inc	(1,825)	(329)
Apple Inc	(36,723)	(6,070)
Applied Materials Inc	(3,722)	(548)
Arista Networks Inc *	(1,000)	(124)
Arrow Electronics Inc *	(898)	(109)
Azenta Inc	(400)	(45)
Broadcom Inc	(1,598)	(885)
CDW Corp/DE	(683)	(129)
Ciena Corp *	(900)	(54)
Cisco Systems Inc/Delaware	(18,687)	(1,025)
Cognex Corp	(900)	(70)
Corning Inc	(3,295)	(122)
Dell Technologies Inc, Cl C *	(1,337)	(75)
Enphase Energy Inc *	(366)	(91)
Entegris Inc	(500)	(73)
F5 Inc *	(403)	(92)
Fabrinet *	(510)	(56)
First Solar Inc *	(500)	(52)
Hewlett Packard Enterprise Co	(5,957)	(85)
HP Inc	(4,593)	(162)
II-VI Inc *	(418)	(26)
Intel Corp	(15,071)	(741)
Jabil Inc	(678)	(40)
Keysight Technologies Inc *	(967)	(188)
KLA Corp	(641)	(262)
Lam Research Corp	(577)	(392)
Marvell Technology Inc	(2,933)	(209)
Microchip Technology Inc	(1,974)	(165)
Micron Technology Inc	(4,377)	(368)
MKS Instruments Inc	(424)	(65)
Monolithic Power Systems Inc	(188)	(104)
Motorola Solutions Inc	(830)	(210)
NetApp Inc	(828)	(74)
Novanta Inc *	(100)	(16)
NVIDIA Corp	(8,628)	(2,819)
NXP Semiconductors NV	(900)	(201)
ON Semiconductor Corp *	(1,477)	(91)
Pure Storage Inc, Cl A *	(1,112)	(34)
Qorvo Inc *	(439)	(64)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
QUALCOMM Inc	(4,396)	$(794)
Skyworks Solutions Inc	(592)	(90)
Super Micro Computer Inc *	(748)	(31)
TD SYNNEX Corp	(500)	(52)
Teledyne Technologies Inc *	(200)	(83)
Teradyne Inc	(603)	(92)
Texas Instruments Inc	(3,787)	(728)
Trimble Inc *	(876)	(75)
Universal Display Corp	(146)	(21)
VMware Inc, Cl A	(589)	(69)
Western Digital Corp *	(1,310)	(76)
Wolfspeed Inc *	(600)	(74)
Xilinx Inc	(862)	(197)
Zebra Technologies Corp, Cl A *	(186)	(109)

		(19,764)

Materials — (1.4)%
Air Products and Chemicals Inc	(2,499)	(718)
Albemarle Corp	(1,200)	(320)
Alcoa Corp	(1,500)	(70)
Amcor PLC	(19,462)	(220)
Amyris Inc *	(200)	(1)
AptarGroup Inc	(800)	(96)
Arconic Corp *	(1,600)	(43)
Avery Dennison Corp	(939)	(193)
Avient Corp	(1,100)	(61)
Axalta Coating Systems Ltd *	(2,073)	(63)
Ball Corp	(3,383)	(316)
Berry Global Group Inc *	(1,754)	(121)
Celanese Corp, Cl A	(1,119)	(169)
CF Industries Holdings Inc	(2,659)	(161)
Chemours Co/The	(1,900)	(56)
Cleveland-Cliffs Inc *	(4,200)	(85)
Commercial Metals Co	(1,269)	(39)
Corteva Inc	(7,211)	(325)
Crown Holdings Inc	(1,465)	(155)
Dow Inc	(7,529)	(414)
DuPont de Nemours Inc	(4,993)	(369)
Eagle Materials Inc	(400)	(62)
Eastman Chemical Co	(1,240)	(129)
Ecolab Inc	(2,623)	(581)
Element Solutions Inc	(3,700)	(85)
FMC Corp	(1,643)	(165)
Freeport-McMoRan Inc, Cl B	(14,437)	(535)
Graphic Packaging Holding Co	(2,440)	(48)
Hecla Mining Co	(3,105)	(17)
Huntsman Corp	(1,269)	(40)
Innospec Inc	(1,100)	(89)
International Flavors & Fragrances Inc	(2,481)	(353)
International Paper Co	(4,362)	(199)
Livent Corp *	(1,900)	(58)
Louisiana-Pacific Corp	(974)	(64)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
LyondellBasell Industries NV, Cl A	(2,700)	$(235)
Martin Marietta Materials Inc	(753)	(304)
Mosaic Co/The	(3,161)	(108)
MP Materials *	(1,300)	(57)
Newmont Corp	(8,292)	(455)
Nucor Corp	(3,024)	(321)
O-I Glass Inc, Cl I *	(1,500)	(17)
Olin Corp	(1,900)	(103)
Packaging Corp of America	(1,132)	(148)
PPG Industries Inc	(2,476)	(382)
Reliance Steel & Aluminum Co	(1,181)	(176)
Royal Gold Inc	(800)	(80)
RPM International Inc	(1,825)	(166)
Scotts Miracle-Gro Co/The, Cl A	(575)	(83)
Sealed Air Corp	(1,348)	(84)
Sherwin-Williams Co/The	(2,391)	(792)
Sonoco Products Co	(488)	(28)
Southern Copper Corp	(925)	(54)
Steel Dynamics Inc	(2,416)	(144)
Summit Materials Inc, Cl A *	(1,300)	(48)
Sylvamo Corp *	(397)	(12)
Tronox Holdings PLC	(2,200)	(49)
United States Steel Corp	(2,600)	(59)
Valvoline Inc	(3,100)	(106)
Vulcan Materials Co	(1,142)	(219)
Westrock Co	(2,906)	(126)

		(10,776)

Total Common Stock Sold Short
(Proceeds $74,476) ($ Thousands)		(100,165)

Total Investments Sold Short — (12.9)%
(Proceeds $74,476) ($ Thousands)		$(100,165)

	Contracts
PURCHASED OPTIONS*^ — 0.0%
Total Purchased Options (H)
(Cost $274) ($ Thousands)	118	$119

WRITTEN OPTIONS*^ — (0.0)%
Total Written Options (H)
(Premiums Received $249) ($ Thousands)	(138)	$(127)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Multi-Asset Real Return Fund (Continued)

A list of the open exchange traded options contracts held by the Fund at November 30, 2021, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)†	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS*^ — 0.0%
Call Options
December 2021, LME Lead	29	$45	$2,400.00	12/18/2021	$–
January 2022, Natural Gas	29	157	5.00	12/18/2021	68
March 2022, Crude Oil	60	72	85.00	1/22/2022	51

Total Purchased Options		$274			$119
WRITTEN OPTIONS*^ — (0.0)%
Put Options
December 2021, LME Zinc	(29)	$(21)	3,000.00	12/18/21	$(2)
December 2021, Primary Aluminum	(15)	(16)	2,600.00	12/18/21	(1)
January 2022, Natural Gas	(10)	(19)	3.50	12/18/21	(2)
January 2022, Natural Gas	(2)	(14)	5.25	12/18/21	(18)

		(70)			(23)

Call Options
January 2022, Natural Gas	(2)	(12)	5.25	12/18/21	(4)
January 2022, Natural Gas	(29)	(79)	7.00	12/18/21	(14)
March 2022, Crude Oil	(40)	(18)	100.00	01/22/22	(6)
March 2022, Natural Gas	(11)	(70)	3.85	02/19/22	(80)

		(179)			(104)

Total Written Options		$(249)			$(127)

† Represents cost.

A list of the open futures contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Brent Crude^	34	Feb-2022	$2,730	$2,342	$(388)
Brent Crude^	100	Jan-2022	8,220	6,923	(1,297)
Coffee C^	80	Mar-2022	6,549	6,969	420
Copper^	3	May-2022	319	320	1
Copper^	5	Dec-2022	559	531	(28)
Copper^	55	Apr-2022	5,992	5,885	(107)
Corn^	146	Mar-2022	4,154	4,143	(11)
Cotton No. 2^	33	Mar-2022	1,874	1,756	(118)
Gasoline^	6	Jan-2022	605	489	(116)
Gold^	81	Feb-2022	14,744	14,390	(354)
Heating Oil^	22	Jan-2022	2,288	1,904	(384)
ICE White Sugar^	35	Feb-2022	891	850	(41)
KC HRW Wheat^	33	Mar-2022	1,328	1,357	29
Lean Hogs^	39	Feb-2022	1,235	1,248	13
Live Cattle^	32	Mar-2022	1,751	1,765	14
LME Lead^	60	Dec-2021	3,560	3,447	(113)
LME Nickel^	16	Jan-2022	1,814	1,918	104
LME Nickel^	14	Mar-2022	1,708	1,670	(38)
LME Nickel^	19	Jun-2022	2,270	2,250	(20)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
LME Primary Aluminum^	37	Mar-2022	$2,472	$2,429	$(43)
LME Primary Aluminum^	4	Mar-2022	262	263	1
LME Primary Aluminum^	48	Jan-2022	3,626	3,145	(481)
LME Zinc^	8	Jan-2022	647	642	(5)
LME Zinc^	23	Mar-2022	1,860	1,839	(21)
Low Sulphur Gasoil^	59	Jan-2022	4,153	3,527	(626)
Natural Gas^	340	Jan-2022	16,428	15,528	(900)
NY Harbor ULSD^	35	Jan-2022	3,457	3,029	(428)
Platinum^	19	Jan-2022	1,008	881	(127)
Silver^	21	Apr-2022	2,594	2,396	(198)
Soybean^	58	Jan-2022	3,582	3,530	(52)
Soybean Meal^	76	Jan-2022	2,795	2,598	(197)
Soybean Meal^	54	Jan-2022	1,715	1,846	131
Soybean Oil^	85	Jan-2022	3,065	2,816	(249)
Sugar No. 11^	184	Mar-2022	3,971	3,833	(138)
Ultra 10-Year U.S. Treasury Notes	10	Mar-2022	1,469	1,469	–
Wheat^	87	Mar-2022	3,578	3,424	(154)
WTI Crude Oil^	23	May-2022	1,552	1,483	(69)
WTI Crude Oil^	113	Dec-2021	8,885	7,478	(1,407)
			129,710	122,313	(7,397)
Short Contracts
90-Day Euro$	(60)	Mar-2022	$(14,975)	$(14,958)	$17
90-Day Euro$	(25)	Sep-2022	(6,229)	(6,209)	20
Copper^	(18)	Apr-2022	(1,996)	(1,926)	70
Corn^	(34)	Mar-2022	(985)	(965)	20
Feeder Cattle^	(35)	Jan-2022	(2,748)	(2,885)	(137)
Gasoline^	(1)	Mar-2022	(98)	(81)	17
Gasoline^	(8)	Jan-2022	(730)	(652)	78
KC HRW Wheat^	(1)	Mar-2022	(42)	(41)	1
Lean Hogs^	(45)	Feb-2022	(1,472)	(1,440)	32
Lean Hogs^	(2)	Apr-2022	(68)	(68)	–
Live Cattle^	(9)	Mar-2022	(493)	(497)	(4)
LME Lead^	(20)	Jan-2022	(1,172)	(1,145)	27
LME Lead^	(28)	Mar-2022	(1,595)	(1,592)	3
MSCI EAFE Index	(97)	Dec-2021	(11,491)	(10,842)	649
NY Harbor ULSD^	(1)	Mar-2022	(100)	(86)	14
NYMEX Cocoa^	(82)	Mar-2022	(1,983)	(1,924)	59
S&P 500 Index E-MINI	(99)	Dec-2021	(21,992)	(22,603)	(611)
Silver^	(20)	Apr-2022	(2,367)	(2,282)	85
Soybean Meal^	(3)	Mar-2022	(101)	(102)	(1)
Soybean Oil^	(5)	Mar-2022	(177)	(166)	11
U.S. 2-Year Treasury Notes	(188)	Apr-2022	(41,100)	(41,122)	(22)
U.S. 5-Year Treasury Notes	(295)	Apr-2022	(35,688)	(35,813)	(125)
U.S. Ultra Long Treasury Bond	(17)	Mar-2022	(3,267)	(3,410)	(143)
WTI Crude Oil^	(1)	Dec-2021	(78)	(66)	12
			(150,947)	(150,875)	72
			$(21,237)	$(28,562)	$(7,325)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Multi-Asset Real Return Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at November 30, 2021, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	12/15/21	USD	286	RUB	20,868	$(7)
Brown Brothers Harriman	01/20/22	USD	300	SEK	2,570	(16)
Brown Brothers Harriman	01/20/22	SEK	5,166	USD	586	15
Brown Brothers Harriman	01/20/22	SEK	4	USD	—	—
Brown Brothers Harriman	02/08/22	AUD	521	USD	381	12
Brown Brothers Harriman	02/10/22	USD	4	EUR	4	—
Deutsche Bank	12/15/21	USD	3,600	RUB	265,306	(46)
Goldman Sachs	12/22/21	MYR	5,636	USD	1,356	19
HSBC	02/10/22	EUR	578	USD	668	17
JPMorgan	01/20/22	SEK	81,393	USD	9,305	317
Morgan Stanley	02/08/22	AUD	10,063	USD	7,440	302
Morgan Stanley	02/10/22	CAD	13,141	USD	10,440	190
						$803

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2021, is as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CBMX.BBB.577808	Sell	3.00%	Monthly	09/17/2058	(2,900)	$(276)	$(341)	$65
CDX.NAIGS.37V1-5Y	Buy	1.00%	Quarterly	12/20/2026	48,950	(920)	(1,101)	181
China	Buy	1.00%	Quarterly	06/20/2026	20,500	(466)	(606)	140
China	Sell	1.00%	Quarterly	06/20/2026	(20,500)	466	566	(100)
China	Buy	1.00%	Quarterly	12/20/2026	20,500	(464)	(574)	110
CMBX.BBB.577807	Buy	3.00%	Monthly	05/11/2063	1,400	383	374	9
Malaysia	Buy	1.00%	Quarterly	06/20/2026	36,970	(734)	(923)	189
Malaysia	Sell	1.00%	Quarterly	06/20/2026	(36,970)	734	873	(139)
Malaysia	Buy	1.00%	Quarterly	12/20/2026	36,970	(710)	(873)	163
						$(1,987)	$(2,605)	$618

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3-MONTH SEK - STIBOR	-0.165%	Annually	08/30/2024	SEK	170,000	$(250)	$–	$(250)
2.631%	3-MONTH USD - LIBOR	Quarterly	11/10/2035	USD	1,300	(166)	–	(166)
2.519%	USD CPI	Annually	09/07/2031	USD	6,880	236	–	236
.6165%	3-MONTH USD - LIBOR	Quarterly	05/21/2031	USD	17,160	(190)	–	(190)
1.593%	3-MONTH USD - LIBOR	Quarterly	09/27/2029	USD	2,440	(24)	–	(24)
2.1495%	3-MONTH USD - LIBOR	Quarterly	06/04/2029	USD	5,145	(260)	–	(260)
2.3545	3-MONTH USD - LIBOR	Quarterly	07/12/2027	USD	720	(40)	–	(40)
0.5575%	3-MONTH USD - LIBOR	Quarterly	06/05/2027	USD	15,050	618	–	618
2.44	3-MONTH USD - LIBOR	Quarterly	04/04/2027	USD	3,640	(214)	–	(214)
1.67	3-MONTH USD - LIBOR	Semi-Annually	11/09/2026	USD	1,230	(24)	–	(24)
1.66	3-MONTH USD - LIBOR	Quarterly	11/08/2026	USD	1,040	(20)	–	(20)
1.487	3-MONTH USD - LIBOR	Quarterly	10/04/2026	USD	7,010	(74)	–	(74)
USD CPI	2.67%	Annually	09/07/2026	USD	6,880	(188)	–	(188)
2.293%	3-MONTH USD - LIBOR	Quarterly	08/04/2025	USD	1,833	(76)	–	(76)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.4875%	3-MONTH USD - LIBOR	Quarterly	06/09/2025	USD	1,240	$(58)	$–	$(58)
1.9905	3-MONTH USD - LIBOR	Quarterly	04/21/2025	USD	2,040	(60)	–	(60)
2.297	3-MONTH CAD - CDOR	Semi-Annually	03/03/2051	CAD	530	(17)	–	(17)
2.3325%	3-MONTH CAD - CDOR	Semi-Annually	03/04/2051	CAD	1,590	(55)	–	(55)
						$(862)	$–	$(862)

A list of the open OTC swap agreements held by the Fund at November 30, 2021 is as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse	CMBX.NA.A.6 Index	Sell	2.00%	Monthly	05/11/2063	$(1,125)	$(111)	$(24)	$(87)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(778)	(212)	(49)	(163)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(172)	(47)	(20)	(27)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(29)	(8)	(2)	(6)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(162)	(44)	(10)	(34)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(565)	(154)	(39)	(115)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(217)	(59)	(13)	(46)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(965)	(263)	(136)	(127)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(29)	(8)	(4)	(4)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(21)	(6)	(3)	(3)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(4)	(1)	(1)	—
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(29)	(8)	(4)	(4)
JPMorgan	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(143)	(39)	(13)	(26)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(750)	(205)	(57)	(148)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(254)	(69)	(40)	(29)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(182)	(49)	(28)	(21)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(163)	(44)	(24)	(20)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(190)	(52)	(19)	(33)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(289)	(79)	(38)	(41)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(55)	(15)	(6)	(9)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(8)	(3)	(5)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(16)	(4)	(2)	(2)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(14)	(4)	(1)	(3)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(166)	(45)	(14)	(31)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(100)	(27)	(11)	(16)
JPMorgan	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(34)	(9)	(3)	(6)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(100)	(27)	(11)	(16)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(8)	(3)	(5)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(243)	(66)	(34)	(32)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(15)	(4)	(2)	(2)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(8)	(2)	(6)
JPMorgan	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(535)	(146)	(63)	(83)
JPMorgan	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(35)	(10)	(3)	(7)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(65)	(18)	(7)	(11)
JPMorgan	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(91)	(25)	(11)	(14)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(90)	(25)	(10)	(15)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(90)	(25)	(9)	(16)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(33)	(9)	(4)	(5)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(29)	(8)	(4)	(4)
Goldman Sachs	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(20)	(5)	(2)	(3)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(32)	(9)	(4)	(5)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(7)	(2)	(1)	(1)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(64)	(17)	(7)	(10)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Multi-Asset Real Return Fund (Continued)

Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	$(19)	$(5)	$(2)	$(3)
JPMorgan	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(185)	(50)	(22)	(28)
Credit Suisse	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(108)	(29)	(13)	(16)
Credit Suisse	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(4)	(1)	(1)	—
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(45)	(12)	(5)	(7)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(46)	(12)	(6)	(6)
Morgan Stanley	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	531	50	106	(56)
Morgan Stanley	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	266	25	51	(26)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	531	50	105	(55)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	2,255	213	448	(235)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,127	107	220	(113)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	57	5	11	(6)
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Quarterly	09/17/2058	264	24	17	7
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	509	48	39	9
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	1,018	96	73	23
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	251	24	17	7
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	1,018	96	70	26
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	1,255	119	84	35
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Quarterly	09/17/2058	265	24	17	7
Goldman Sachs	CMBX-BBB-557874	Buy	3.00%	Monthly	09/17/2058	498	47	85	(38)
Citibank	CMBX-BBB-560152	Buy	3.00%	Monthly	09/17/2058	532	50	105	(55)
Citibank	CMBX-BBB-561625	Buy	3.00%	Monthly	09/17/2058	55	5	11	(6)
JPMorgan	CMBX-BBB-562055	Buy	3.00%	Monthly	09/17/2058	232	22	46	(24)
							$(1,086)	$715	$(1,801)

Total Return Swaps
Counterparty	Reference Entity/ Obligation		Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Macquarie Bank	Bloomberg Commodity Index	^	US T-BILL HIGH DISCOUNT RATE + 12 BPS	INDEX RETURN	Monthly	12/21/2021	USD	(2,286)	$(153)	$–	$(153)
Macquarie Bank	MacQuarie Commodity Product 251 E	^	0.33%	INDEX RETURN	Monthly	12/04/2021	USD	(2,972)	(30)	–	(30)
Merrill Lynch	Bloomberg Commodity Index	^	US T-BILL HIGH DISCOUNT RATE + 11 BPS	INDEX RETURN	Monthly	12/21/2021	USD	(15,976)	(1,172)	–	(1,172)
Merrill Lynch	Bloomberg Commodity Index	^	US T-BILL HIGH DISCOUNT RATE + 11 BPS	INDEX RETURN	Monthly	12/21/2021	USD	(9,780)	(717)	–	(717)
Merrill Lynch	BofA Merrill Lynch Commodity Total Return Index^		3-Month U.S. Treasury rate plus 93 BPS	INDEX RETURN	Monthly	12/04/2021	USD	(3,402)	(6)	–	(6)
Morgan Stanley	iBoxx$ Liquid High Yield Index		INDEX RETURN	3-Month USD - LIBOR	Quarterly	12/20/2021	USD	12,542	131	–	131
Societe Generale	Bloomberg Commodity Index	^	US T-BILL HIGH DISCOUNT RATE + 14 BPS	INDEX RETURN	Monthly	12/21/2021	USD	(2,491)	(166)	–	(166)
Societe Generale	Bloomberg Commodity Index	^	US T-BILL HIGH DISCOUNT RATE + 9 BPS	INDEX RETURN	Monthly	12/21/2021	USD	(10,973)	(805)	–	(805)
Societe Generale	Societe Generale Commodities Custom Alpha 061 Index	^	0.35%	INDEX RETURN	Monthly	12/04/2021	USD	(4,339)	(67)	–	(67)
									$(2,985)	$–	$(2,985)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

As of November 30, 2021, the Reverse Repurchase Agreements held by the Fund are listed below:

Principal Amount ($ Thousands)	Counterparty	Rate	Value Maturity ($ Thousands)
$(8,175)	Chase Securities	0.12%	Open Ended	$(8,175)
(36,978)	HSBC	0.09%	Open Ended	(36,978)
(103,085)	HSBC	0.08%	Open Ended	(103,085)
				$(148,238)

Percentages are based on Net Assets of $775,964 ($ Thousands).
^	Security, or a portion thereof, is held by the MARR Commodity Strategy Subsidiary, Ltd. as of November 30, 2021.
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.
(B)	Security, or a portion thereof, has been pledged as collateral on reverse repurchase agreements.
(C)	Security, or portion thereof, has been pledged as collateral on securities sold short.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2021, the value of these securities amounted to $92,434 ($ Thousands), representing 11.9% of the Net Assets of the Fund.

(E)	Security is in default on interest payment.
(F)	Perpetual security with no stated maturity date.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(H)	Refer to table below for details on Options Contracts.

AUD — Australian Dollar
BPS — Basis Points
CAD — Canadian Dollar
CDOR — Canadian Dollar Offered Rate
Cl — Class
CLO — Collateralized Loan Obligation
CMBX — Commercial Mortgage-Backed Index
CMO — Collateralized Mortgage Obligation
CPI — Consumer Price Index
DAC — Designated Activity Company
EAFE — Europe, Australasia and Far East
EUR — Euro
FFCB — Federal Farm Credit Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — Government Obligation
HRW — Hard Red Winter
ICE— Intercontinental Exchange
IO — Interest Only — face amount represents notional amount.
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
LME — London Metal Exchange
LP — Limited Partership
Ltd — Limited
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
MYR — Malaysian Ringgit
NYMEX — New York Mercantile Exchange
OTC — Over The Counter
PIK — Payment-in-Kind
PLC — Public Limited Company

RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
RUB — Russian Ruble
S&P— Standard & Poor's
SEK — Swedish Krona
Ser — Series
STACR— Structured Agency Credit Risk
STIBOR— Stockholm Interbank Offered Rate
TBA — To Be Announced
ULSD — Ultra-Low Sulfur Diesel
UMBS — Uniform Mortgage Backed Securities
USD — U.S. Dollar
VAR — Variable Rate
WTI — West Texas Intermediate

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	477,124	–	477,124
Common Stock	210,705	–	–	210,705
Corporate Obligations	–	81,678	–	81,678
Mortgage-Backed Securities	–	63,628	–	63,628
U.S. Government Agency Obligations	–	26,974	–	26,974
Asset-Backed Securities	–	24,829	–	24,829
Sovereign Debt	–	5,642	–	5,642
Municipal Bonds	–	1,477	–	1,477
Total Investments in Securities	210,705	681,352	–	892,057
Securities Sold Short
Common Stock	(100,165)	–	–	(100,165)
Total Securities Sold Short	(100,165)	–	–	(100,165)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	119	–	–	119
Written Options	(127)	–	–	(127)
Futures Contracts*
Unrealized Appreciation	1,828	–	–	1,828
Unrealized Depreciation	(9,153)	–	–	(9,153)
Forwards Contracts*
Unrealized Appreciation	–	872	–	872
Unrealized Depreciation	–	(69)	–	(69)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	857	–	857
Unrealized Depreciation	–	(239)	–	(239)
Interest Rate Swaps*
Unrealized Appreciation	–	854	–	854
Unrealized Depreciation	–	(1,716)	–	(1,716)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	–	114	–	114
Unrealized Depreciation	–	(1,915)	–	(1,915)
Total Return Swaps*
Unrealized Appreciation	–	131	–	131
Unrealized Depreciation	–	(3,116)	–	(3,116)
Reverse Repurchase Agreements	–	(148,238)	–	(148,238)
Total Other Financial Instruments	(7,333)	(152,465)	–	(159,798)

*	Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Multi-Asset Real Return Fund (Concluded)

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

November 30, 2021 (Unaudited)

	Large Cap Fund		Large Cap Disciplined Equity Fund
Assets:
Investments, at value †	$967,637	*	$1,505,546
Affiliated investments, at value ††	26,478		59,604
Cash and cash equivalents	10		66,000
Cash pledged as collateral on futures contracts	608		897
Receivable for fund shares sold	352		53,792
Receivable for investment securities sold	10,277		5,903
Dividends and interest receivable	1,713		2,373
Foreign tax reclaim receivable	13		2
Swap contracts, at value ††††	–		3,803
Prepaid expenses	8		12
Total Assets	1,007,096		1,697,932
Liabilities:
Payable upon return on securities loaned	5,251		–
Payable for investment securities purchased	5,845		36,302
Payable for fund shares redeemed	2,872		4,214
Payable for variation margin on futures contracts	235		328
Payable to custodian	–		–
Investment advisory fees payable	136		218
Trustees fees payable	5		8
CCO fees payable	1		1
Accrued expense payable	34		51
Total Liabilities	14,379		41,122
Net Assets	$992,717		$1,656,810
† Cost of investments	$639,864		$1,185,297
†† Cost of affiliated investments	26,476		59,604
†††† Cost (Premiums received)	–		–
* Includes market value of securities on loan	5,109		–
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$497,827		$929,582
Total distributable earnings	494,890		727,228
Net Assets	$992,717		$1,656,810
Net Asset Value, Offering and Redemption Price Per Share — Class A	$19.29		$13.44
	($992,716,954 ÷ 51,450,667 shares	)	($1,656,810,331 ÷ 123,292,798 shares	)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Large Cap Index Fund		S&P 500 Index Fund		Extended Market Index Fund		Small Cap Fund		Small Cap II Fund		Small/Mid Cap Equity Fund		U.S. Equity Factor Allocation Fund

$2,249,124	*	$5,959,702	*	$1,678,260	*	$261,057	*	$422,038	*	$1,010,649	*	$970,915
17,609		30,178		105,402		8,336		21,942		65,547		18,284
13		37		–		–		–		–		4,480
401		1,645		647		–		–		377		966
116		143,143		13,792		58		12,943		78		1
5,816		–		1,122		498		2,623		3,488		13,975
2,691		7,482		933		226		328		1,013		1,427
5		20		–		–		–		3		9
–		–		–		–		–		–		–
17		45		13		2		4		9		8
2,275,792		6,142,252		1,800,169		270,177		459,878		1,081,164		1,010,065

11,204		6,435		88,799		4,569		14,722		30,896		–
–		91,099		14,665		535		14,065		2,529		11,718
6,696		14,849		4,287		1,226		542		2,637		4,101
159		606		268		–		–		158		357
–		–		3		–		143		–		–
19		50		44		97		151		364		–
10		29		8		1		2		5		5
2		5		1		–		–		1		1
262		1,064		215		9		17		38		34
18,352		114,137		108,290		6,437		29,642		36,628		16,216
$2,257,440		$6,028,115		$1,691,879		$263,740		$430,236		$1,044,536		$993,849
$545,191		$2,501,523		$1,049,357		$210,748		$338,348		$765,381		$717,709
17,357		30,184		104,823		8,335		21,939		65,550		18,284
–		–		–		–		–		–		–
11,635		8,062		79,256		4,471		12,861		28,432		–

$378,111		$2,311,279		$827,555		$149,028		$257,513		$552,253		$529,546
1,879,329		3,716,836		864,324		114,712		172,723		492,283		464,303
$2,257,440		$6,028,115		$1,691,879		$263,740		$430,236		$1,044,536		$993,849
$244.20		$23.71		$22.81		$18.77		$14.79		$14.25		$16.13
($2,257,440,333 ÷ 9,244,392 shares	)	($6,028,115,144 ÷ 254,210,063 shares	)	($1,691,879,212 ÷ 74,172,386 shares	)	($263,740,070 ÷ 14,054,661 shares	)	($430,236,492 ÷ 29,090,136 shares	)	($1,044,535,866 ÷ 73,303,589 shares	)	($993,849,296 ÷ 61,597,867 shares	)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

November 30, 2021 (Unaudited)

	U.S. Managed Volatility Fund		Global Managed Volatility Fund
Assets:
Investments, at value †	$970,205	*	$2,435,709	*
Affiliated investments, at value ††	45,790		5,027
Repurchase agreements†	–		–
Cash and cash equivalents	–		–
Cash pledged as collateral on swap contracts	–		–
Cash pledged as collateral on futures contracts	322		–
Foreign currency, at value †††	2,248		1,235
Receivable for fund shares sold	154		57,628
Dividends and interest receivable	2,610		7,268
Receivable for investment securities sold	–		105
Unrealized gain on forward foreign currency contracts	–		9,061
Unrealized gain on foreign spot currency contracts	–		–
Options purchased, at value †††††	–		–
Swaptions purchased, at value ††††††	–		–
Receivable for variation margin on futures contracts	–		4
Foreign tax reclaim receivable	–		4,306
Receivable for variation margin on swap contracts	–		–
Prepaid expenses	8		20
Total Assets	1,021,337		2,520,363
Liabilities:
Payable upon return on securities loaned	32,484		5,019
Payable for fund shares redeemed	8,630		29,488
Payable for variation margin on futures contracts	123		41
Payable to custodian	6		2,318
Payable for investment securities purchased	–		–
Income distribution payable	–		–
Options written, at value †††††	–		–
Payable for variation margin on swap contracts	–		–
Unrealized loss on foreign currency spot contracts	–		–
Unrealized loss on forward foreign currency contracts	–		127
Investment advisory fees payable	152		485
Trustees fees payable	5		12
CCO fees payable	1		2
Unfunded bank loans	–		–
Accrued expense payable	35		125
Accrued foreign capital gains tax on appreciated securities	–		–
Total Liabilities	41,436		37,617
Net Assets	$979,901		$2,482,746
† Cost of investments	$763,966		$2,266,699
†† Cost of affiliated investments	45,794		5,017
††† Cost of foreign currency	2,341		1,244
††††† Cost (Premiums received)	–		–
†††††† Cost (Premiums received)	–		–
* Includes market value of securities on loan	29,420		4,736
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$607,339		$1,933,677
Total distributable earnings (loss)	372,562		549,069
Net Assets	$979,901		$2,482,746
Net Asset Value, Offering and Redemption Price Per Share — Class A	$14.85		$13.16
	($979,900,580 ÷ 66,003,616 shares	)	($2,482,745,631 ÷ 188,598,689 shares	)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

World Equity Ex-US Fund		Screened World Equity Ex-US Fund		World Select Equity Fund		Emerging Markets Equity Fund		Opportunistic Income Fund		Core Fixed Income Fund		High Yield Bond Fund

$8,993,794	*	$122,296		$241,024		$1,163,670		$762,755		$9,869,852	*	$2,660,508
312,725		2,045		5,634		32,390		29,419		519,026		87,762
–		–		–		–		2,800		–		–
153,142		1,123		7,785		21,123		–		6,373		–
–		–		–		–		–		12,797		–
18,093		139		4,875		2,069		41		10,474		–
17,309		876		1,491		9,439		–		2,841		7
129,335		7		90,000		2,638		2,283		28,329		22,236
12,526		161		841		930		2,077		29,836		32,590
44,836		476		87,331		12,018		35,790		1,279,027		13,666
9,933		–		2,089		–		–		193		–
13		–		–		–		–		–		–
–		–		33		–		–		1,556		–
–		–		–		–		–		142		–
11		1		617		23		2		6,074		–
17,875		215		699		26		1		491		96
–		–		–		–		–		433		–
77		1		3		10		7		66		21
9,709,669		127,340		442,422		1,244,336		835,175		11,767,510		2,816,886

36,610		–		–		–		–		9,454		–
8,414		–		173,269		5,315		7,545		14,434		14,293
4,397		32		1,111		–		9		1,870		–
–		–		–		–		2,810		–		1,560
53,337		387		253		22,714		40,686		2,437,669		33,448
–		–		–		–		–		542		445
–		–		–		–		–		4,055		–
–		–		–		–		–		3,861		–
–		–		89		22		–		–		–
8,482		–		2,480		–		–		725		–
2,054		24		84		535		136		733		594
48		1		2		6		4		43		13
7		–		–		1		1		6		2
–		–		–		–		9		–		–
776		77		155		467		30		271		88
6,531		149		177		3,602		–		–		–
120,656		670		177,620		32,662		51,230		2,473,663		50,443
$9,589,013		$126,670		$264,802		$1,211,674		$783,945		$9,293,847		$2,766,443
$7,873,059		$108,156		$194,772		$972,784		$767,171		$9,742,857		$2,567,373
312,711		2,045		5,634		32,390		29,419		519,040		87,762
17,342		876		1,509		9,457		–		2,795		5
–		–		29		–		–		(1,729)		–
–		–		–		–		–		279		–
35,839		–		–		–		–		9,977		–

$6,526,547		$91,610		$195,747		$838,946		$808,513		$9,198,976		$2,911,919
3,062,466		35,060		69,055		372,728		(24,568)		94,871		(145,476)
$9,589,013		$126,670		$264,802		$1,211,674		$783,945		$9,293,847		$2,766,443
$15.31		$13.49		$12.61		$11.94		$8.14		$10.51		$8.77
($9,589,013,399 ÷ 626,128,110 shares	)	($126,670,156 ÷ 9,391,135 shares	)	($264,801,761 ÷ 20,999,562 shares	)	($1,211,673,860 ÷ 101,456,198 shares	)	($783,945,178 ÷ 96,298,319 shares	)	($9,293,847,100 ÷ 884,483,200 shares	)	($2,766,443,488 ÷ 315,284,234 shares	)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

STATEMENTS OF ASSETS AND LIABILITIES / CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

November 30, 2021 (Unaudited)

	Long Duration Fund		Long Duration Credit Fund
Assets:
Investments, at value †	$1,198,923		$3,975,766
Affiliated investments, at value ††	21,117		22,226
Repurchase agreements†	–		–
Cash and cash equivalents	295		310
Cash pledged as collateral on swap contracts	–		–
Cash pledged as collateral on futures contracts	3,060		1,691
Foreign currency, at value †††	–		–
Receivable for fund shares sold	–		45,416
Dividends and interest receivable	7,875		33,108
Receivable for investment securities sold	3,018		13,969
Receivable for variation margin on futures contracts	1,149		1,386
Swaptions purchased, at value ††††††	44		73
Foreign tax reclaim receivable	38		662
Receivable for variation margin on swap contracts	22		34
Unrealized gain on forward foreign currency contracts	–		–
Swap contracts, at value ††††	–		–
Options purchased, at value †††††	–		–
Prepaid expenses	10		32
Total Assets	1,235,551		4,094,673
Liabilities:
Payable upon return on securities loaned	–		–
Payable for investment securities purchased	18,852		46,284
Payable for fund shares redeemed	5,437		431
Payable for variation margin on futures contracts	489		1,444
Payable for variation margin on swap contracts	51		80
Payable for securities sold short@	–		–
Income distribution payable	–		–
Swap contracts, at value ††††	–		–
Options written, at value †††††	–		–
Reverse repurchase agreements	–		–
Payable to custodian	–		–
Deposits due to counterparty	–		–
Unrealized loss on foreign currency spot contracts	–		–
Unrealized loss on forward foreign currency contracts	–		–
Investment advisory fees payable	119		394
Trustees fees payable	6		20
CCO fees payable	1		3
Accrued expense payable	41		141
Total Liabilities	24,996		48,797
Net Assets	$1,210,555		$4,045,876
† Cost of investments	$1,066,194		$3,583,543
†† Cost of affiliated investments	21,117		22,226
††† Cost of foreign currency	–		–
†††† Cost (Premiums received)	–		–
††††† Cost (Premiums received)	–		–
†††††† Cost (Premiums received)	47		78
@Proceeds from securities sold short	–		–
* Includes market value of securities on loan	–		–
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$1,077,494		$3,546,524
Total distributable earnings (loss)	133,061		499,352
Net Assets	$1,210,555		$4,045,876
Net Asset Value, Offering and Redemption Price Per Share — Class A	$8.86		$11.55
	($1,210,554,802 ÷ 136,557,645 shares	)	($4,045,875,928 ÷ 350,265,368 shares	)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Ultra Short Duration Bond Fund		Emerging Markets Debt Fund		Real Return Fund		Limited Duration Bond Fund		Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund

$632,139		$2,093,428	*	$310,940		$1,839,354		$4,069,746		$1,942,304		$892,057
2,307		2,483		–		55,411		61,189		–		–
15,400		–		–		–		–		–		–
163		94,472		1,019		371		–		175,562		110,930
–		3,604		–		–		–		11,026		1,857
55		725		–		457		–		11,781		9,604
–		10,520		–		–		–		–		124
55		19,219		4,375		9,067		2,988		2,956		24,874
975		33,833		414		3,313		26,025		2,490		1,907
–		9,030		–		55,359		25,274		3,134		1,106
–		525		–		–		–		–		620
–		–		–		–		–		21,422		–
16		–		–		54		–		7		–
–		200		–		–		–		–		518
–		25,028		–		–		–		3		872
–		1,373		–		–		–		192		1,136
–		–		–		–		–		520		119
6		21		2		11		28		15		5
651,116		2,294,461		316,750		1,963,397		4,185,250		2,171,412		1,045,729

–		2,482		–		–		–		–		–
6,810		12,818		–		195,462		52,804		17,907		10,909
3,955		3,422		1,179		6,243		1,532		10,163		208
27		225		–		176		128		3,955		3,797
–		179		–		–		–		1,908		282
–		–		–		–		–		–		100,165
3		–		–		17		–		–		–
–		1,381		–		–		–		870		5,207
–		–		–		–		–		155		127
–		–		–		–		–		–		148,238
–		–		–		–		1,210		2		–
–		–		–		–		–		–		588
–		116		–		–		–		–		–
–		29,919		–		–		–		137		69
54		676		–		117		445		110		120
3		10		1		7		19		10		4
1		1		–		1		3		1		–
25		425		10		48		111		63		51
10,878		51,654		1,190		202,071		56,252		35,281		269,765
$640,238		$2,242,807		$315,560		$1,761,326		$4,128,998		$2,136,131		$775,964
$648,384		$2,252,946		$298,601		$1,843,798		$3,912,218		$628,166		$798,179
2,307		2,483		–		55,411		61,189		–		–
–		10,784		–		–		–		–		125
–		–		–		–		–		–		715
–		–		–		–		–		1,081		25
–		–		–		–		–		17,907		–
–		–		–		–		–		–		74,476
–		2,338		–		–		–		–		–

$645,411		$2,431,949		$304,013		$1,760,942		$3,925,873		$484,399		$858,976
(5,173)		(189,142)		11,547		384		203,125		1,651,732		(83,012)
$640,238		$2,242,807		$315,560		$1,761,326		$4,128,998		$2,136,131		$775,964
$9.98		$9.59		$10.08		$10.00		$10.68		$27.27		$8.35
($640,238,050 ÷ 64,163,045 shares	)	($2,242,807,332 ÷ 233,846,996 shares	)	($315,559,940 ÷ 31,316,289 shares	)	($1,761,325,514 ÷ 176,045,872 shares	)	($4,128,998,300 ÷ 386,659,123 shares	)	($2,136,131,487 ÷ 78,328,734 shares	)	($775,963,660 ÷ 92,905,389 shares	)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended November 30, 2021 (Unaudited)

	Large Cap Fund	Large Cap Disciplined Equity Fund
Investment Income:
Dividends	$8,871	$12,118
Income from affiliated investments(1)	1	4
Interest income	–	–
Security lending income — net(1)(2)	11	–
Less: foreign taxes withheld	(26)	(37)
Total Investment Income	8,857	12,085
Expenses:
Investment advisory fees	2,106	3,236
Administration fees	263	405
Trustees' fees	10	16
Chief compliance officer fees	3	4
Custodian/wire agent fees	22	32
Professional fees	17	27
Registration fees	7	10
Printing fees	3	5
Licensing fees	–	–
Other expenses	32	48
Total Expenses	2,463	3,783
Less:
Waiver of investment advisory fees	(1,264)	(1,955)
Waiver of administration fees	(263)	(405)
Net Expenses	936	1,423
Net Investment Income	7,921	10,662
Net Realized Gain (Loss) on:
Investments	76,104	210,636
Affiliated investments	–	–
Futures contracts	1,609	3,377
Swap contracts	–	7,752
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(41,617)	(129,913)
Affiliated investments	–	–
Futures contracts	10	(142)
Swap contracts	–	4,637
Net Increase (Decrease) in Net Assets Resulting from Operations	$44,027	$107,009

(1) See Note 6 in the Notes to Financial Statements.

(2) Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Large Cap Index Fund	S&P 500 Index Fund	Extended Market Index Fund	Small Cap Fund	Small Cap II Fund	Small/Mid Cap Equity Fund	U.S. Equity Factor Allocation Fund

$16,152	$41,026	$9,120	$1,876	$2,535	$7,904	$9,036
2	3	11	–	1	2	1
–	–	–	8	–	–	–
24	4	253	21	58	57	–
(5)	(14)	(9)	(2)	(10)	(22)	(5)
16,173	41,019	9,375	1,903	2,584	7,941	9,032

579	904	1,048	907	1,475	3,536	1,334
579	1,507	437	70	113	272	267
22	59	17	3	5	11	10
6	15	4	1	1	3	3
45	121	34	6	10	22	9
37	100	28	5	8	18	17
14	37	10	2	3	7	6
7	19	5	1	1	3	3
–	501	–	–	–	–	–
160	180	127	8	14	33	31
1,449	3,443	1,710	1,003	1,630	3,905	1,680

(463)	(603)	(786)	(321)	(545)	(1,369)	(1,334)
(579)	(1,507)	(437)	(70)	(113)	(272)	(267)
407	1,333	487	612	972	2,264	79
15,766	39,686	8,888	1,291	1,612	5,677	8,953

141,055	282,173	90,059	22,157	37,039	106,799	104,786
32	1	75	1	2	6	–
874	9,965	(121)	(4)	112	26	1,661
–	–	–	–	–	–	–

28,542	214,964	(95,937)	(19,025)	(48,729)	(97,192)	(53,975)
(59)	(1)	(172)	(1)	(5)	(12)	–
(325)	(4,506)	(118)	–	–	(293)	(119)
–	–	–	–	–	–	–
$185,885	$542,282	$2,674	$4,419	$(9,969)	$15,011	$61,306

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended November 30, 2021 (Unaudited)

	U.S. Managed Volatility Fund	Global Managed Volatility Fund	World Equity Ex-US Fund
Investment Income:
Dividends	$13,703	$34,235	$150,429
Income from affiliated investments(1)	1	2	11
Interest income	–	–	4
Security lending income — net(1)(2)	14	161	611
Less: foreign taxes withheld	(72)	(1,593)	(15,923)
Total Investment Income	13,646	32,805	135,132
Expenses:
Investment advisory fees	3,383	8,435	27,717
Administration fees	260	649	2,520
Trustees' fees	10	25	98
Chief compliance officer fees	3	7	26
Custodian/wire agent fees	21	57	520
Professional fees	17	43	167
Registration fees	7	17	63
Printing fees	3	8	32
Other expenses	33	80	300
Total Expenses	3,737	9,321	31,443
Less:
Waiver of investment advisory fees	(2,446)	(5,472)	(15,118)
Waiver of administration fees	(260)	(649)	(2,520)
Net Expenses	1,031	3,200	13,805
Net Investment Income	12,615	29,605	121,327
Net Realized Gain (Loss) on:
Investments	58,591	138,027	408,041
Affiliated investments	1	1	11
Futures contracts	2,752	3,740	12,657
Foreign currency transactions	–	(4,531)	(9,719)
Foreign forward currency contracts	–	19,318	14,929
Purchased and written options	–	–	–
Purchased and written swaptions	–	–	–
Swap contracts	–	–	–
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(92,107)	(199,739)	(1,295,599)
Affiliated investments	(7)	9	(8)
Futures contracts	(136)	(27)	(12,455)
Purchased and written options	–	–	–
Purchased and written swaptions	–	–	–
Swap contracts	–	–	–
Foreign capital gains tax on appreciated securities	–	–	(784)
Foreign currency translation of other assets and liabilities denominated in foreign currencies	(104)	(505)	(1,218)
Foreign forward currency contracts	–	8,526	(8,240)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(18,395)	$(5,576)	$(771,058)

(1) See Note 6 in the Notes to Financial Statements.

(2) Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Screened World Equity Ex-US Fund	World Select Equity Fund	Emerging Markets Equity Fund	Opportunistic Income Fund	Core Fixed Income Fund	High Yield Bond Fund

$1,843	$4,808	$19,427	$–	$48	$3,103
–	–	2	2	34	4
–	–	–	12,048	78,766	101,929
–	–	–	–	46	–
(249)	(569)	(2,920)	–	–	(21)
1,594	4,239	16,509	12,050	78,894	105,015

440	998	6,671	1,882	13,924	6,826
34	91	318	209	2,066	700
1	4	12	8	90	27
–	1	3	2	23	7
63	118	361	18	180	56
2	6	21	15	153	46
1	2	8	6	54	17
1	1	4	3	29	9
4	11	38	28	269	82
546	1,232	7,436	2,171	16,788	7,770

(291)	(478)	(3,410)	(1,003)	(9,283)	(3,163)
(34)	(91)	(318)	(209)	(2,066)	(700)
221	663	3,708	959	5,439	3,907
1,373	3,576	12,801	11,091	73,455	101,108

7,091	28,641	91,890	208	37,300	29,760
–	–	–	–	–	–
170	4,828	(856)	(213)	11,621	–
(181)	584	(610)	–	(541)	(37)
13	147	–	–	1,198	74
–	(557)	–	–	1,399	–
–	–	–	–	187	–
–	–	–	–	7,553	–

(18,294)	(42,533)	(173,038)	(5,325)	(5,217)	(68,397)
–	–	–	–	(16)	–
(146)	1,191	(3,394)	(43)	6,275	–
–	(31)	–	–	(704)	–
–	–	–	–	(275)	–
–	–	–	–	(14,958)	–
(47)	20	(515)	–	–	–
(16)	(152)	(57)	–	(116)	2
–	(636)	–	–	(1,816)	5
$(10,037)	$(4,922)	$(73,779)	$5,718	$115,345	$62,515

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

STATEMENTS OF OPERATIONS / CONSOLIDATED STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended November 30, 2021 (Unaudited)

	Long Duration Fund	Long Duration Credit Fund	Ultra Short Duration Bond Fund
Investment Income:
Dividends	$–	$–	$–
Income from affiliated investments(1)	1	2	–
Interest income	19,696	66,251	2,848
Security lending income — net(1)(2)	–	–	–
Less: foreign taxes withheld	–	–	–
Total Investment Income	19,697	66,253	2,848
Expenses:
Investment advisory fees	1,895	6,299	510
Administration fees	316	1,050	170
Trustees' fees	13	42	7
Chief compliance officer fees	3	11	2
Custodian/wire agent fees	26	87	14
Professional fees	22	71	12
Registration fees	8	28	5
Printing fees	4	13	2
Interest expense on reverse repurchase agreements	–	–	–
Dividend expense on securities sold short	–	–	–
Other expenses	39	130	21
Total Expenses	2,326	7,731	743
Less:
Waiver of investment advisory fees	(1,137)	(3,779)	(170)
Waiver of administration fees	(316)	(1,050)	(170)
Net Expenses	873	2,902	403
Net Investment Income	18,824	63,351	2,445
Net Realized Gain (Loss) on:
Investments	33,103	100,175	196
Securities sold short	–	–	–
Futures contracts	2,092	(4,191)	(22)
Foreign currency transactions	–	–	–
Foreign forward currency contracts	–	–	–
Purchased and written options	–	–	–
Purchased and written swaptions	–	–	–
Swap contracts	–	–	–
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	25,342	87,614	(2,647)
Securities sold short	–	–	–
Futures contracts	1,243	30	(59)
Purchased and written options	–	–	–
Purchased and written swaptions	(33)	(55)	–
Swap contracts	(284)	(444)	–
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	–	–
Foreign forward currency contracts	–	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$80,287	$246,480	$(87)

(1) See Note 6 in the Notes to Financial Statements.

(2) Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Emerging Markets Debt Fund	Real Return Fund	Limited Duration Bond Fund	Intermediate Duration Credit Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund

$–	$–	$–	$43	$13,287	$2,648
–	–	2	4	–	–
62,682	9,810	7,559	52,622	5	13,221
26	–	–	–	–	–
(1,454)	–	–	–	(5)	(1)
61,254	9,810	7,561	52,669	13,287	15,868

9,873	358	1,936	5,257	6,449	2,042
581	81	387	1,051	537	186
22	3	15	40	21	7
6	1	4	10	5	2
333	3	30	79	20	15
36	5	25	68	35	12
10	2	9	23	12	4
6	1	5	13	7	2
–	–	–	–	–	49
–	–	–	–	–	597
67	10	45	118	61	21
10,934	464	2,456	6,659	7,147	2,937

(5,692)	(358)	(1,239)	(2,523)	(5,804)	(1,336)
(581)	(81)	(387)	(1,051)	(537)	(186)
4,661	25	830	3,085	806	1,415
56,593	9,785	6,731	49,584	12,481	14,453

2,017	2,036	1,881	30,285	33,440	8,347
–	–	–	–	–	(5,388)
230	–	122	(284)	21,154	13,768
(10,415)	–	–	–	(118)	(79)
(2,294)	–	–	–	–	578
–	–	–	–	(2,007)	(2,471)
–	–	–	–	7,404	(78)
1,942	–	–	–	23,156	2,632

(151,051)	(4,558)	(12,751)	(7,472)	125,754	(5,037)
–	–	–	–	–	(3,792)
(736)	–	(316)	(288)	(3,803)	(10,438)
–	–	–	–	1,268	(682)
–	–	–	–	(21,109)	(5)
(6,530)	–	–	–	(16,738)	(1,425)
(1,912)	–	–	–	–	(2)
(7,415)	–	–	–	(11)	1,651
$(119,571)	$7,263	$(4,333)	$71,825	$180,871	$12,032

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2021 (Unaudited) and the year ended May 31, 2021

	Large Cap Fund		Large Cap Disciplined Equity Fund
	06/01/21 to 11/30/21	06/01/20 to 05/31/21	06/01/21 to 11/30/21	06/01/20 to 05/31/21
Operations:
Net investment income	$7,921	$17,489	$10,662	$23,230
Net realized gain from investments, securities sold short, futures contracts, options, swaptions and swap contracts	77,713	137,565	221,765	326,329
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options and swap contracts	(41,607)	217,999	(125,418)	195,273
Net change in unrealized appreciation on foreign currency transactions and foreign forward currency contracts	—	—	—	1
Net Increase (Decrease) in Net Assets Resulting from Operations	44,027	373,053	107,009	544,833
Distributions:
Class A	(7,555)	(69,882)	(9,643)	(128,903)
Total Distributions	(7,555)	(69,882)	(9,643)	(128,903)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	21,312	83,690	111,797	136,527
Reinvestment of dividends & distributions	7,384	68,554	9,357	125,143
Cost of shares redeemed	(169,771)	(299,181)	(230,514)	(388,865)
Net Increase (Decrease) from Class A Transactions	(141,075)	(146,937)	(109,360)	(127,195)
Net Increase (Decrease) in Net Assets	(104,603)	156,234	(11,994)	288,735
Net Assets
Beginning of Period	1,097,320	941,086	1,668,804	1,380,069
End of Period	$992,717	$1,097,320	$1,656,810	$1,668,804

(1) See Note 7 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Large Cap Index Fund		S&P 500 Index Fund		Extended Market Index Fund		Small Cap Fund		Small Cap II Fund
06/01/21 to 11/30/21	06/01/20 to 05/31/21	06/01/21 to 11/30/21	06/01/20 to 05/31/21	06/01/21 to 11/30/21	06/01/20 to 05/31/21	06/01/21 to 11/30/21	06/01/20 to 05/31/21	06/01/21 to 11/30/21	06/01/20 to 05/31/21

$15,766	$30,485	$39,686	$82,771	$8,888	$14,863	$1,291	$2,625	$1,612	$3,408
141,961	49,368	292,139	59,356	90,013	168,973	22,154	58,605	37,153	90,038
28,158	644,439	210,457	1,691,720	(96,227)	561,229	(19,026)	70,651	(48,734)	122,432
—	—	—	—	—	—	—	—	—	—
185,885	724,292	542,282	1,833,847	2,674	745,065	4,419	131,881	(9,969)	215,878

(14,830)	(56,340)	(37,976)	(197,526)	(6,985)	(46,652)	(925)	(13,553)	(1,306)	(3,278)
(14,830)	(56,340)	(37,976)	(197,526)	(6,985)	(46,652)	(925)	(13,553)	(1,306)	(3,278)

249,832	373,057	326,802	1,397,010	162,393	402,725	14,810	22,657	36,859	129,677
14,197	52,594	37,161	193,350	6,791	45,558	886	12,887	1,283	3,215
(475,345)	(546,366)	(1,092,134)	(1,252,321)	(228,154)	(568,200)	(42,670)	(95,552)	(106,228)	(148,845)
(211,316)	(120,715)	(728,171)	338,039	(58,970)	(119,917)	(26,974)	(60,008)	(68,086)	(15,953)
(40,261)	547,237	(223,865)	1,974,360	(63,281)	578,496	(23,480)	58,320	(79,361)	196,647

2,297,701	1,750,464	6,251,980	4,277,620	1,755,160	1,176,664	287,220	228,900	509,597	312,950
$2,257,440	$2,297,701	$6,028,115	$6,251,980	$1,691,879	$1,755,160	$263,740	$287,220	$430,236	$509,597

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2021 (Unaudited) and the year ended May 31, 2021

	Small/Mid Cap Equity Fund		U.S. Equity Factor Allocation Fund		U.S. Managed Volatility Fund
	06/01/21 to 11/30/21	06/01/20 to 05/31/21	06/01/21 to 11/30/21	06/01/20 to 05/31/21	06/01/21 to 11/30/21	06/01/20 to 05/31/21
Operations:
Net investment income	$5,677	$9,480	$8,953	$16,439	$12,615	$26,961
Net realized gain from investments, securities sold short, futures contracts, options, swaptions and swap contracts	106,831	183,648	106,447	113,347	61,344	132,287
Net realized gain (loss) on foreign currency transactions and forward currency contracts	—	—	—	—	—	79
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options and swap contracts	(97,497)	310,341	(54,094)	248,030	(92,250)	145,323
Net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign forward currency contracts	—	—	—	—	(104)	7
Net change in foreign capital gains tax on appreciated securities	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	15,011	503,469	61,306	377,816	(18,395)	304,657
Distributions:
Class A	(3,865)	(42,708)	(8,265)	(16,124)	(11,577)	(28,406)
Total Distributions	(3,865)	(42,708)	(8,265)	(16,124)	(11,577)	(28,406)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	53,728	110,838	60,999	257,192	43,007	138,303
Reinvestment of dividends & distributions	3,793	41,571	8,038	15,668	11,465	27,808
Cost of shares redeemed	(197,261)	(319,062)	(196,374)	(322,602)	(160,190)	(543,451)
Net Increase (Decrease) from Class A Transactions	(139,740)	(166,653)	(127,337)	(49,742)	(105,718)	(377,340)
Net Increase (Decrease) in Net Assets	(128,594)	294,108	(74,296)	311,950	(135,690)	(101,089)
Net Assets
Beginning of Period	1,173,130	879,022	1,068,145	756,195	1,115,591	1,216,680
End of Period	$1,044,536	$1,173,130	$993,849	$1,068,145	$979,901	$1,115,591

(1) See Note 7 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Global Managed Volatility Fund		World Equity Ex-US Fund		Screened World Equity Ex-US Fund		World Select Equity Fund
06/01/21 to 11/30/21	06/01/20 to 05/31/21	06/01/21 to 11/30/21	06/01/20 to 05/31/21	06/01/21 to 11/30/21	06/01/20 to 05/31/21	06/01/21 to 11/30/21	06/01/20 to 05/31/21

$29,605	$68,065	$121,327	$187,597	$1,373	$2,056	$3,576	$7,714
141,768	202,190	420,709	1,616,642	7,261	20,748	32,912	61,008
14,787	(39,398)	5,210	(8,406)	(168)	(82)	731	9,882
(199,757)	367,924	(1,308,062)	1,645,086	(18,440)	22,158	(41,373)	111,034
8,021	5,715	(9,458)	13,401	(16)	41	(788)	(71)
—	—	(784)	(5,747)	(47)	(102)	20	(152)
(5,576)	604,496	(771,058)	3,448,573	(10,037)	44,819	(4,922)	189,415

—	(58,756)	—	(165,698)	—	(2,897)	—	(16,277)
—	(58,756)	—	(165,698)	—	(2,897)	—	(16,277)

216,917	362,411	760,379	1,175,598	2,940	16,571	1,907	26,684
—	57,466	—	160,488	—	1,750	—	16,277
(451,114)	(981,923)	(898,003)	(2,236,580)	(3,165)	(24,478)	(95,716)	(328,862)
(234,197)	(562,046)	(137,624)	(900,494)	(225)	(6,157)	(93,809)	(285,901)
(239,773)	(16,306)	(908,682)	2,382,381	(10,262)	35,765	(98,731)	(112,763)

2,722,519	2,738,825	10,497,695	8,115,314	136,932	101,167	363,533	476,296
$2,482,746	$2,722,519	$9,589,013	$10,497,695	$126,670	$136,932	$264,802	$363,533

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2021 (Unaudited) and the year ended May 31, 2021

	Emerging Markets Equity Fund		Opportunistic Income Fund		Core Fixed Income Fund
	06/01/21 to 11/30/21	06/01/20 to 05/31/21	06/01/21 to 11/30/21	06/01/20 to 05/31/21	06/01/21 to 11/30/21	06/01/20 to 05/31/21
Operations:
Net investment income	$12,801	$21,567	$11,091	$28,228	$73,455	$143,980
Net realized gain (loss) from investments, securities sold short, futures contracts, options, swaptions and swap contracts	91,034	169,385	(5)	(243)	58,060	18,304
Net realized gain (loss) on foreign currency transactions and forward currency contracts	(610)	(532)	—	—	657	912
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options and swap contracts	(176,432)	322,195	(5,368)	39,586	(14,895)	(106,029)
Net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign forward currency contracts	(57)	78	—	—	(1,932)	1,450
Net change in foreign capital gains tax on appreciated securities	(515)	(2,556)	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(73,779)	510,137	5,718	67,571	115,345	58,617
Distributions:
Class A	—	(21,250)	(11,222)	(27,332)	(83,407)	(452,692)
Total Distributions	—	(21,250)	(11,222)	(27,332)	(83,407)	(452,692)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	117,976	209,056	41,707	175,613	721,231	2,576,955
Reinvestment of dividends & distributions	—	20,570	10,938	26,751	79,702	431,661
Cost of shares redeemed	(204,180)	(355,619)	(256,495)	(224,770)	(644,874)	(984,321)
Net Increase (Decrease) from Class A Transactions	(86,204)	(125,993)	(203,850)	(22,406)	156,059	2,024,295
Net Increase (Decrease) in Net Assets	(159,983)	362,894	(209,354)	17,833	187,997	1,630,220
Net Assets
Beginning of Period	1,371,657	1,008,763	993,299	975,466	9,105,850	7,475,630
End of Period	$1,211,674	$1,371,657	$783,945	$993,299	$9,293,847	$9,105,850

† Includes subscriptions as a result of an in-kind transfer of securities (see Note 11).

(1) See Note 7 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

High Yield Bond Fund		Long Duration Fund		Long Duration Credit Fund		Ultra Short Duration Bond Fund
06/01/21 to 11/30/21	06/01/20 to 05/31/21	06/01/21 to 11/30/21	06/01/20 to 05/31/21	06/01/21 to 11/30/21	06/01/20 to 05/31/21	06/01/21 to 11/30/21	06/01/20 to 05/31/21

$101,108	$148,143	$18,824	$41,107	$63,351	$135,208	$2,445	$6,779
29,760	18,502	35,195	20,569	95,984	99,993	174	518
37	(134)	—	—	—	—	—	—
(68,397)	369,027	26,268	(70,804)	87,145	(239,679)	(2,706)	1,925
7	(11)	—	—	—	—	—	—
—	—	—	—	—	—	—	—
62,515	535,527	80,287	(9,128)	246,480	(4,478)	(87)	9,222

(82,151)	(193,700)	(18,737)	(155,236)	(63,383)	(329,835)	(2,823)	(7,381)
(82,151)	(193,700)	(18,737)	(155,236)	(63,383)	(329,835)	(2,823)	(7,381)

166,319	467,547	41,375	300,482	325,214	1,146,715 †	90,480	537,131
79,017	187,610	18,722	155,078	62,079	329,754	2,803	7,279
(302,380)	(454,182)	(209,024)	(290,997)	(1,073,071)	(660,497)	(173,416)	(403,932)
(57,044)	200,975	(148,927)	164,563	(685,778)	815,972	(80,133)	140,478
(76,680)	542,802	(87,377)	199	(502,681)	481,659	(83,043)	142,319

2,843,123	2,300,321	1,297,932	1,297,733	4,548,557	4,066,898	723,281	580,962
$2,766,443	$2,843,123	$1,210,555	$1,297,932	$4,045,876	$4,548,557	$640,238	$723,281

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

STATEMENTS OF CHANGES IN NET ASSETS / CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2021 (Unaudited) and the year ended May 31, 2021

	Emerging Markets Debt Fund		Real Return Fund
	06/01/21 to 11/30/21	06/01/20 to 05/31/21	06/01/21 to 11/30/21	06/01/20 to 05/31/21
Operations:
Net investment income	$56,593	$106,339	$9,785	$7,400
Net realized gain from investments, securities sold short, futures contracts, options, swaptions and swap contracts	4,189	25,168	2,036	3,349
Net realized gain (loss) on foreign currency transactions and forward currency contracts	(12,709)	(17,450)	—	—
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options and swap contracts	(158,317)	125,994	(4,558)	10,953
Net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign forward currency contracts	(9,327)	8,120	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(119,571)	248,171	7,263	21,702
Distributions:
Class A	(40,088)	(44,973)	(12,091)	(4,389)
Total Distributions	(40,088)	(44,973)	(12,091)	(4,389)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	204,007	460,962	15,949	100,542
Reinvestment of dividends & distributions	38,587	43,317	11,132	4,094
Cost of shares redeemed	(235,807)	(375,944)	(42,509)	(83,370)
Net Increase (Decrease) from Class A Transactions	6,787	128,335	(15,428)	21,266
Net Increase (Decrease) in Net Assets	(152,872)	331,533	(20,256)	38,579
Net Assets
Beginning of Period	2,395,679	2,064,146	335,816	297,237
End of Period	$2,242,807	$2,395,679	$315,560	$335,816

† Includes subscriptions as a result of an in-kind transfer of securities (see Note 11).

(1) See Note 7 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Limited Duration Bond Fund		Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund
06/01/21 to 11/30/21	06/01/20 to 05/31/21	06/01/21 to 11/30/21	06/01/20 to 05/31/21	06/01/21 to 11/30/21	06/01/20 to 05/31/21	06/01/21 to 11/30/21	06/01/20 to 05/31/21

$6,731	$17,381	$49,584	$92,484	$12,481	$25,923	$14,453	$18,696
2,003	13,799	30,001	54,435	83,147	298,553	16,810	24,509
—	—	—	—	(118)	(67)	499	(2,230)
(13,067)	(6,120)	(7,760)	(66,884)	85,372	401,248	(21,379)	55,064
—	—	—	—	(11)	(329)	1,649	(673)
(4,333)	25,060	71,825	80,035	180,871	725,328	12,032	95,366

(7,451)	(32,903)	(49,637)	(169,010)	—	(226,806)	—	(15,099)
(7,451)	(32,903)	(49,637)	(169,010)	—	(226,806)	—	(15,099)

388,102	663,330	503,585	1,032,941 †	138,079	197,781	101,681	112,432
7,326	31,278	49,124	168,727	—	218,974	—	14,094
(148,820)	(444,960)	(384,838)	(497,002)	(242,119)	(578,681)	(48,954)	(249,779)
246,608	249,648	167,871	704,666	(104,040)	(161,926)	52,727	(123,253)
234,824	241,805	190,059	615,691	76,831	336,596	64,759	(42,986)

1,526,502	1,284,697	3,938,939	3,323,248	2,059,300	1,722,704	711,205	754,191
$1,761,326	$1,526,502	$4,128,998	$3,938,939	$2,136,131	$2,059,300	$775,964	$711,205

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

CONSOLIDATED STATEMENT OF CASH FLOWS ($ Thousands)

For the six month period ended November 30, 2021 (Unaudited)

Multi-Asset Real Return Fund
Cash Flows from Operating Activities:
Net Increase in Net Assets from Operations	$12,032
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Used by Operating Activities:
Purchase of investment securities	(476,678)
Proceeds from disposition of investment securities	402,298
Purchased options/swaptions and purchases to cover written options/swaptions	(2,103)
Purchases to cover securities sold short	(11,269)
Proceeds from securities sold short	13,512
Amortization (Accretion of Market Discount)	(9,620)
Net Realized (Gain) Loss on:
Investments	(8,347)
Options/Swaptions	2,549
Securities sold short	5,388
Net Change in Unrealized (Appreciation) Depreciation on:
Investments	5,037
Options/Swaptions	687
Securities sold short	3,792
Changes in Assets:
Cash pledged as collateral on futures contracts	(4,405)
Cash pledged as collateral on swap contracts	2,411
Dividends and interest receivable	65
Receivable for investment securities sold	266
Receivable for variation margin	(271)
Unrealized gain on forward foreign currency contracts	(530)
Swap contracts, at value	(48)
Deposits from counterparty	746
Prepaid expenses	1
Changes in Liabilities:
Payable for investment securities purchased	(6,815)
Payable for variation margin	2,976
Swap contracts, at value	2,627
Unrealized gain on forward foreign currency contracts	(1,121)
Investment advisory fees payable	7
Trustees fees payable	1
CCO fees payable	(1)
Deposits due to counterparty	(672)
Accrued expenses payable	(24)
Net Cash Used by Operating Activities	(67,509)
Cash Flows from Financing Activities
Reverse repurchase agreements	(10,128)
Proceeds from shares issued	84,226
Cost of shares redeemed	(48,859)
Net Cash Provided by Financing Activities	25,239
Net Change in Cash, Restricted Cash and Foreign Currency	(42,270)
Cash, Restricted Cash and Foreign Currency at Beginning of Period	$153,324
Cash and Foreign Currency at End of Period	$111,054
Supplemental Disclosure of Cash Flow Information
Interest paid	$49

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2021 (Unaudited) and the years or period ended May 31, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2021@	$18.68	$0.14	$0.61	$0.75	$(0.14)	$—	$(0.14)	$19.29	4.02%	$992,717	0.18%	0.18%	0.47%	1.50%	35%
2021	13.95	0.27	5.57	5.84	(0.29)	(0.82)	(1.11)	18.68	43.39	1,097,320	0.18	0.18	0.47	1.70	78
2020	14.73	0.30	0.66	0.96	(0.29)	(1.45)	(1.74)	13.95	5.78	941,086	0.18	0.18	0.47	2.02	76
2019	18.93	0.32	(0.28)	0.04	(0.31)	(3.93)	(4.24)	14.73	1.49	1,090,130	0.19	0.19	0.47	1.87	102
2018	20.42	0.33	2.63	2.96	(0.39)	(4.06)	(4.45)	18.93	15.00	1,368,392	0.20	0.20	0.47	1.64	68
2017	18.90	0.29	2.19	2.48	(0.25)	(0.71)	(0.96)	20.42	13.44	2,019,282	0.20	0.20	0.47	1.49	97
Large Cap Disciplined Equity Fund
Class A
2021@	$12.65	$0.09	$0.78	$0.87	$(0.08)	$—	$(0.08)	$13.44	6.90%	$1,656,810	0.18%	0.18%	0.47%	1.32%	86%
2021	9.71	0.17	3.73	3.90	(0.21)	(0.75)	(0.96)	12.65	42.00	1,668,804	0.17	0.17	0.47	1.51	142
2020	10.27	0.19	0.65	0.84	(0.26)	(1.14)	(1.40)	9.71	7.23	1,380,069	0.18	0.18	0.47	1.83	139
2019	13.58	0.22	(0.39)	(0.17)	(0.22)	(2.92)	(3.14)	10.27	(0.14)	2,003,051	0.19	0.19	0.47	1.80	125
2018	13.87	0.24	1.43	1.67	(0.25)	(1.71)	(1.96)	13.58	12.43	3,033,957	0.19	0.19	0.47	1.71	134
2017	12.57	0.23	1.75	1.98	(0.24)	(0.44)	(0.68)	13.87	16.23	3,715,731	0.19	0.19	0.47	1.74	104
Large Cap Index Fund
Class A
2021@	$226.91	$1.63	$17.23	$18.86	$(1.57)	$—	$(1.57)	$244.20	8.34%	$2,257,440	0.04%	0.04%	0.13%	1.36%	13%
2021	163.61	2.89	65.82	68.71	(2.95)	(2.46)	(5.41)	226.91	42.57	2,297,701	0.03	0.03	0.12	1.47	20
2020	173.92	3.26	19.13	22.39	(3.34)	(29.36)	(32.70)	163.61	12.48	1,750,464	0.04	0.04	0.13	1.87	32
2019	200.41	4.18	0.70	4.88	(4.27)	(27.10)	(31.37)	173.92	3.43	1,636,037	0.04	0.04	0.13	2.19	16
2018	182.82	3.63	22.56	26.19	(4.13)	(4.47)	(8.60)	200.41	14.53	1,989,617	0.03	0.03	0.12	1.87	16
2017	160.22	3.30	24.18	27.48	(2.83)	(2.05)	(4.88)	182.82	17.44	2,354,169	0.03	0.03	0.24	1.94	12
S&P 500 Index Fund
Class A
2021@	$21.82	$0.15	$1.88	$2.03	$(0.14)	$—	$(0.14)	$23.71	9.36%	$6,028,115	0.04%	0.04%	0.11%	1.32%	4%
2021	16.13	0.29	6.09	6.38	(0.29)	(0.40)	(0.69)	21.82	40.24	6,251,980	0.04	0.04	0.11	1.51	19
2020	14.78	0.31	1.57	1.88	(0.31)	(0.22)	(0.53)	16.13	12.77	4,277,620	0.05	0.05	0.12	1.94	34
2019	14.92	0.34	0.19	0.53	(0.34)	(0.33)	(0.67)	14.78	3.77	3,975,682	0.05	0.05	0.12	2.23	21
2018	13.39	0.28	1.62	1.90	(0.30)	(0.07)	(0.37)	14.92	14.36	4,258,172	0.05	0.05	0.12	1.92	25
2017	11.60	0.24	1.76	2.00	(0.21)	—	(0.21)	13.39	17.42	4,100,863	0.06	0.06	0.12	1.98	8
Extended Market Index Fund
Class A
2021@	$22.89	$0.12	$(0.10)	$0.02	$(0.10)	$—	$(0.10)	$22.81	0.06%	$1,691,879	0.06%	0.06%	0.20%	1.02%	27%
2021	14.47	0.18	8.81	8.99	(0.18)	(0.39)	(0.57)	22.89	62.79	1,755,160	0.05	0.05	0.19	0.95	58
2020	14.52	0.20	0.39	0.59	(0.20)	(0.44)	(0.64)	14.47	3.88	1,176,664	0.06	0.06	0.20	1.35	56
2019	15.94	0.23	(0.80)	(0.57)	(0.23)	(0.62)	(0.85)	14.52	(3.29)	937,836	0.06	0.06	0.20	1.51	46
2018	14.16	0.19	2.39	2.58	(0.21)	(0.59)	(0.80)	15.94	18.58	996,135	0.06	0.06	0.20	1.27	64
2017	12.30	0.19	2.13	2.32	(0.19)	(0.27)	(0.46)	14.16	19.03	917,907	0.06	0.06	0.19	1.43	20
Small Cap Fund
Class A
2021@	$18.54	$0.09	$0.20	$0.29	$(0.06)	$—	$(0.06)	$18.77	1.59%	$263,740	0.44%	0.44%	0.72%	0.93%	64%
2021	11.91	0.15	7.22	7.37	(0.14)	(0.60)	(0.74)	18.54	63.38	287,220	0.44	0.44	0.72	0.98	122
2020	13.66	0.16	(0.99)	(0.83)	(0.19)	(0.73)	(0.92)	11.91	(7.04)	228,900	0.45	0.45	0.72	1.16	127
2019	18.76	0.18	(1.81)	(1.63)	(0.16)	(3.31)	(3.47)	13.66	(7.71)	267,012	0.44	0.44	0.72	1.09	109
2018	17.83	0.12	2.64	2.76	(0.12)	(1.71)	(1.83)	18.76	16.30	375,607	0.43	0.43	0.72	0.68	115
2017	15.99	0.13	2.33	2.46	(0.15)	(0.47)	(0.62)	17.83	15.40	513,528	0.44	0.44	0.72	0.77	114

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
@	For the six-month period ended November 30, 2021. All ratios for the period have been annualized.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2021 (Unaudited) and the years or period ended May 31, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Small Cap II Fund
Class A
2021@	$15.16	$0.05	$(0.38)	$(0.33)	$(0.04)	$—	$(0.04)	$14.79	(2.16)%	$430,236	0.43%	0.43%	0.72%	0.71%	68%
2021	8.95	0.10	6.21	6.31	(0.10)	—	(0.10)	15.16	70.79	509,597	0.43	0.43	0.72	0.82	151
2020	9.93	0.09	(0.54)	(0.45)	(0.10)	(0.43)	(0.53)	8.95	(5.20)	312,950	0.44	0.44	0.72	0.92	136
2019	13.22	0.09	(1.14)	(1.05)	(0.08)	(2.16)	(2.24)	9.93	(6.98)	337,113	0.43	0.43	0.72	0.73	129
2018	12.65	0.08	2.27	2.35	(0.08)	(1.70)	(1.78)	13.22	19.97	442,285	0.42	0.42	0.72	0.60	127
2017	11.14	0.07	1.52	1.59	(0.08)	— ^	(0.08)	12.65	14.27	462,730	0.43	0.43	0.72	0.61	111
Small/Mid Cap Equity Fund
Class A
2021@	$14.11	$0.07	$0.12	$0.19	$(0.05)	$—	$(0.05)	$14.25	1.36%	$1,044,536	0.42%	0.42%	0.72%	1.04%	41%
2021	9.23	0.10	5.23	5.33	(0.08)	(0.37)	(0.45)	14.11	58.97	1,173,130	0.41	0.41	0.72	0.88	88
2020	10.27	0.13	(0.43)	(0.30)	(0.11)	(0.63)	(0.74)	9.23	(3.80)	879,022	0.41	0.41	0.72	1.24	111
2019	13.63	0.14	(1.17)	(1.03)	(0.10)	(2.23)	(2.33)	10.27	(6.58)	1,178,532	0.42	0.42	0.72	1.18	116
2018	13.19	0.10	1.97	2.07	(0.14)	(1.49)	(1.63)	13.63	16.52	1,596,828	0.42	0.42	0.72	0.76	107
2017	11.98	0.10	1.75	1.85	(0.11)	(0.53)	(0.64)	13.19	15.53	1,730,233	0.44	0.44	0.72	0.80	84
U.S. Equity Factor Allocation Fund
Class A
2021@	$15.37	$0.13	$0.75	$0.88	$(0.12)	$—	$(0.12)	$16.13	5.79%	$993,849	0.01%	0.01%	0.31%	1.68%	32%
2021	10.67	0.22	4.70	4.92	(0.22)	—	(0.22)	15.37	46.54	1,068,145	0.02	0.02	0.32	1.71	72
2020	10.18	0.22	0.51	0.73	(0.24)	—	(0.24)	10.67	7.21	756,195	0.02	0.02	0.32	2.03	39
2019	10.17	0.23	(0.05)	0.18	(0.17)	—	(0.17)	10.18	1.74	873,180	0.02	0.02	0.32	2.18	43
2018(2)	10.00	0.03	0.14	0.17	—	—	—	10.17	1.70	255,550	0.04	0.04	0.34	2.66	–
U.S. Managed Volatility Fund
Class A
2021@	$15.29	$0.19	$(0.46)	$(0.27)	$(0.17)	$—	$(0.17)	$14.85	(1.76)%	$979,901	0.20%	0.20%	0.72%	2.42%	25%
2021	12.17	0.29	3.14	3.43	(0.30)	(0.01)	(0.31)	15.29	28.60	1,115,591	0.20	0.20	0.72	2.21	61
2020	13.01	0.33	(0.29)	0.04	(0.31)	(0.57)	(0.88)	12.17	(0.31)	1,216,680	0.20	0.20	0.72	2.48	58
2019	14.34	0.36	0.56	0.92	(0.36)	(1.89)	(2.25)	13.01	7.10	1,181,573	0.20	0.20	0.72	2.56	39
2018	14.83	0.34	0.82	1.16	(0.39)	(1.26)	(1.65)	14.34	7.81	1,287,447	0.23	0.23	0.72	2.31	58
2017	13.92	0.34	1.54	1.88	(0.30)	(0.67)	(0.97)	14.83	13.93	1,481,081	0.24	0.24	0.72	2.38	40
Global Managed Volatility Fund
Class A
2021@	$13.21	$0.15	$(0.20)	$(0.05)	$—	$—	$—	$13.16	(0.38)%	$2,482,746	0.25%	0.25%	0.72%	2.28%	26%
2021	10.88	0.28	2.29	2.57	(0.24)	—	(0.24)	13.21	23.93	2,722,519	0.24	0.24	0.72	2.42	53
2020	11.53	0.30	(0.35)	(0.05)	(0.40)	(0.20)	(0.60)	10.88	(1.08)	2,738,825	0.24	0.24	0.72	2.57	47
2019	12.05	0.35	(0.02)	0.33	(0.44)	(0.41)	(0.85)	11.53	3.14	2,490,831	0.24	0.24	0.72	2.88	42
2018	11.72	0.32	0.55	0.87	(0.27)	(0.27)	(0.54)	12.05	7.41	2,256,778	0.24	0.24	0.72	2.68	37
2017	10.78	0.31	1.10	1.41	(0.26)	(0.21)	(0.47)	11.72	13.50	1,633,683	0.25	0.25	0.73	2.80	36
World Equity Ex-US Fund
Class A
2021@	$16.57	$0.20	$(1.46)	$(1.26)	$—	$—	$—	$15.31	(7.60)%	$9,589,013	0.27%	0.27%	0.62%	2.41%	35%
2021	11.67	0.28	4.87	5.15	(0.22)	(0.03)	(0.25)	16.57	44.38	10,497,695	0.29	0.29	0.63	1.96	85
2020	12.08	0.22	(0.30)	(0.08)	(0.33)	—	(0.33)	11.67	(1.00)	8,115,314	0.31	0.31	0.62	1.80	92
2019	13.78	0.29	(1.35)	(1.06)	(0.28)	(0.36)	(0.64)	12.08	(7.34)	8,327,272	0.31	0.31	0.62	2.25	75
2018	12.63	0.28	1.19	1.47	(0.28)	(0.04)	(0.32)	13.78	11.60	8,559,023	0.32	0.32	0.62	2.03	75
2017	10.80	0.25	1.80	2.05	(0.22)	—	(0.22)	12.63	19.28	8,174,354	0.32	0.32	0.62	2.20	71

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

^	Amount represents less than $0.005.
@	For the six-month period ended November 30, 2021. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Commenced operations on April 26, 2018. All ratios for the period have been annualized.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2021 (Unaudited) and the years or period ended May 31, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Screened World Equity Ex-US Fund
Class A
2021@	$14.56	$0.15	$(1.22)	$(1.07)	$—		$—	$—	$13.49	(7.35)%	$126,670	0.33%	0.33%	0.81%	2.03%	39%
2021	10.05	0.22	4.62	4.84	(0.22)		(0.11)	(0.33)	14.56	48.54	136,932	0.36	0.36	0.82	1.78	102
2020	10.31	0.22	(0.16)	0.06	(0.32	)(2)	—	(0.32)	10.05	0.17	101,167	0.35	0.35	0.81	2.03	77
2019	11.48	0.24	(1.03)	(0.79)	(0.21)		(0.17)	(0.38)	10.31	(6.57)	98,969	0.33	0.33	0.79	2.22	52
2018	10.36	0.22	1.15	1.37	(0.25)		—	(0.25)	11.48	13.24	111,582	0.36	0.36	0.80	1.95	56
2017	8.50	0.19	1.82	2.01	(0.15)		—	(0.15)	10.36	23.99	105,426	0.35	0.35	0.79	2.03	52
World Select Equity Fund
Class A
2021@	$12.79	$0.13	$(0.31)	$(0.18)	$—		$—	$—	$12.61	(1.49)%	$264,802	0.37%	0.37%	0.68%	1.97%	30%
2021	8.69	0.19	4.41	4.60	(0.50)		—	(0.50)	12.79	54.06	363,533	0.39	0.39	0.69	1.79	66
2020	9.38	0.21	(0.51)	(0.30)	(0.39)		—	(0.39)	8.69	(3.86)	476,296	0.37	0.37	0.69	2.20	66
2019	11.30	0.23	(1.26)	(1.03)	(0.31)		(0.58)	(0.89)	9.38	(8.81)	985,177	0.31	0.31	0.65	2.18	93
2018(3)	10.00	0.18	1.30	1.48	(0.08)		(0.10)	(0.18)	11.30	14.88	1,239,095	0.30	0.30	0.63	1.82	68
Emerging Markets Equity Fund
Class A
2021@	$12.69	$0.13	$(0.88)	$(0.75)	$—		$—	$—	$11.94	(5.91)%	$1,211,674	0.58%	0.58%	1.17%	2.01%	44%
2021	8.37	0.19	4.34	4.53	(0.21)		—	(0.21)	12.69	54.35	1,371,657	0.61	0.61	1.18	1.79	90
2020	8.99	0.16	(0.59)	(0.43)	(0.19)		—	(0.19)	8.37	(5.14)	1,008,763	0.63	0.63	1.19	1.71	59
2019	11.21	0.19	(1.43)	(1.24)	(0.19)		(0.79)	(0.98)	8.99	(10.59)	1,007,905	0.66	0.66	1.20	1.91	59
2018	10.25	0.19	1.08	1.27	(0.22)		(0.09)	(0.31)	11.21	12.37	1,094,294	0.63	0.63	1.17	1.70	97
2017	8.61	0.14	1.69	1.83	(0.19)		—	(0.19)	10.25	21.62	1,250,465	0.65	0.65	1.19	1.51	84
Opportunistic Income Fund
Class A
2021@	$8.20	$0.11	$(0.06)	$0.05	$(0.11)		$—	$(0.11)	$8.14	0.59%	$783,945	0.23%	0.23%	0.52%	2.65%	35%
2021	7.87	0.23	0.32	0.55	(0.22)		—	(0.22)	8.20	7.10	993,299	0.23	0.23	0.52	2.83	62
2020	8.24	0.31	(0.33)	(0.02)	(0.35)		—	(0.35)	7.87	(0.22)	975,466	0.24	0.24	0.52	3.81	36
2019	8.23	0.34	(0.03)	0.31	(0.30)		—	(0.30)	8.24	3.90	1,388,921	0.24	0.24	0.52	4.14	26
2018	8.29	0.27	—	0.27	(0.33)		—	(0.33)	8.23	3.36	1,850,589	0.24	0.24	0.52	3.25	45
2017	8.11	0.23	0.14	0.37	(0.19)		—	(0.19)	8.29	4.57	2,204,029	0.26	0.26	0.52	2.83	37
Core Fixed Income Fund
Class A
2021@	$10.47	$0.08	$0.06	$0.14	$(0.10)		$—	$(0.10)	$10.51	1.29%	$9,293,847	0.12%	0.12%	0.36%	1.58%	193%
2021	10.96	0.19	(0.07)	0.12	(0.22)		(0.39)	(0.61)	10.47	1.00	9,105,850	0.12	0.12	0.36	1.73	386
2020	10.35	0.29	0.74	1.03	(0.31)		(0.11)	(0.42)	10.96	10.18	7,475,630	0.12	0.12	0.37	2.77	369
2019	10.03	0.33	0.33	0.66	(0.34)		—	(0.34)	10.35	6.72	7,052,345	0.12	0.12	0.37	3.26	368
2018	10.31	0.27	(0.25)	0.02	(0.30)		—	(0.30)	10.03	0.18	6,586,334	0.12	0.12	0.37	2.67	388
2017	10.44	0.27	(0.02)	0.25	(0.27)		(0.11)	(0.38)	10.31	2.51	5,771,305	0.12	0.12	0.37	2.57	343
High Yield Bond Fund
Class A
2021@	$8.84	$0.32	$(0.13)	$0.19	$(0.26)		$—	$(0.26)	$8.77	2.16%	$2,766,443	0.28%	0.28%	0.55%	7.22%	26%
2021	7.74	0.47	1.25	1.72	(0.52)		(0.10)	(0.62)	8.84	22.88	2,843,123	0.29	0.29	0.55	5.61	78
2020	8.65	0.54	(0.84)	(0.30)	(0.54)		(0.07)	(0.61)	7.74	(3.73)	2,300,321	0.29	0.29	0.56	6.48	80
2019	8.81	0.55	(0.10)	0.45	(0.55)		(0.06)	(0.61)	8.65	5.32	2,681,510	0.29	0.29	0.56	6.31	60
2018	9.13	0.57	(0.25)	0.32	(0.56)		(0.08)	(0.64)	8.81	3.59	2,903,499	0.29	0.29	0.55	6.29	59
2017	8.53	0.59	0.66	1.25	(0.58)		(0.07)	(0.65)	9.13	15.05	2,940,816	0.30	0.30	0.55	6.61	65

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended November 30, 2021. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Includes a return of capital of $0.06 per share.
(3)	Commenced operations on June 30, 2017. All ratios for the period have been annualized.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2021 (Unaudited) and the years or period ended May 31, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Long Duration Fund
Class A
2021@	$8.44	$0.13	$0.42	$0.55	$(0.13)	$—	$(0.13)	$8.86	6.54%	$1,210,555	0.14%	0.14%	0.37%	2.98%	58%
2021	9.57	0.28	(0.29)	(0.01)	(0.28)	(0.84)	(1.12)	8.44	(0.79)	1,297,932	0.14	0.14	0.37	3.05	105
2020	8.59	0.31	1.41	1.72	(0.31)	(0.43)	(0.74)	9.57	20.85	1,297,733	0.15	0.15	0.37	3.46	109
2019	8.17	0.33	0.47	0.80	(0.33)	(0.05)	(0.38)	8.59	10.21	1,427,817	0.15	0.15	0.37	4.05	102
2018	8.47	0.33	(0.24)	0.09	(0.33)	(0.06)	(0.39)	8.17	0.92	1,965,417	0.15	0.15	0.37	3.88	104
2017	8.68	0.34	0.02	0.36	(0.34)	(0.23)	(0.57)	8.47	4.41	2,160,286	0.15	0.15	0.37	3.94	76
Long Duration Credit Fund
Class A
2021@	$11.10	$0.17	$0.45	$0.62	$(0.17)	$—	$(0.17)	$11.55	5.63%	$4,045,876	0.14%	0.14%	0.37%	3.02%	40%
2021	11.90	0.36	(0.25)	0.11	(0.37)	(0.54)	(0.91)	11.10	0.52	4,548,557	0.14	0.14	0.37	3.08	56
2020	10.42	0.39	1.51	1.90	(0.39)	(0.03)	(0.42)	11.90	18.47	4,066,898	0.15	0.15	0.37	3.44	74
2019	9.92	0.39	0.51	0.90	(0.39)	(0.01)	(0.40)	10.42	9.50	3,968,559	0.15	0.15	0.37	4.03	77
2018	10.31	0.39	(0.32)	0.07	(0.39)	(0.07)	(0.46)	9.92	0.64	3,856,709	0.15	0.15	0.37	3.81	79
2017	10.26	0.40	0.07	0.47	(0.40)	(0.02)	(0.42)	10.31	4.63	3,612,106	0.15	0.15	0.37	3.87	68
Ultra Short Duration Bond Fund
Class A
2021@	$10.02	$0.04	$(0.04)	$—	$(0.04)	$—	$(0.04)	$9.98	0.02%	$640,238	0.12%	0.12%	0.22%	0.72%	30%
2021	9.99	0.10	0.04	0.14	(0.11)	—	(0.11)	10.02	1.45	723,281	0.12	0.12	0.22	1.01	79
2020	10.00	0.25	(0.01)	0.24	(0.25)	—	(0.25)	9.99	2.45	580,962	0.12	0.12	0.22	2.50	81
2019	9.97	0.27	0.04	0.31	(0.28)	—	(0.28)	10.00	3.12	446,319	0.12	0.12	0.22	2.74	75
2018	10.00	0.19	(0.02)	0.17	(0.20)	—	(0.20)	9.97	1.70	482,897	0.12	0.12	0.22	1.94	90
2017	9.98	0.14	0.03	0.17	(0.15)	—	(0.15)	10.00	1.76	486,747	0.12	0.12	0.22	1.42	93
Emerging Markets Debt Fund
Class A
2021@	$10.29	$0.25	$(0.77)	$(0.52)	$(0.18)	$—	$(0.18)	$9.59	(5.16)%	$2,242,807	0.40%	0.40%	0.94%	4.87%	42%
2021	9.37	0.48	0.64	1.12	(0.20)	—	(0.20)	10.29	12.04	2,395,679	0.40	0.40	0.94	4.72	81
2020	9.66	0.51	(0.46)	0.05	(0.34)	—	(0.34)	9.37	0.28	2,064,146	0.42	0.42	0.96	5.25	90
2019	9.66	0.57	(0.41)	0.16	(0.16)	—	(0.16)	9.66	1.63	2,245,266	0.42	0.42	0.95	6.11	96
2018	10.17	0.61	(0.46)	0.15	(0.66)	—	(0.66)	9.66	1.22	2,277,309	0.42	0.42	0.94	5.87	83
2017	9.39	0.58	0.53	1.11	(0.33)	—	(0.33)	10.17	12.19	2,211,664	0.43	0.43	0.94	5.89	82
Real Return Fund
Class A
2021@	$10.23	$0.31	$(0.08)	$0.23	$(0.38)	$—	$(0.38)	$10.08	2.29%	$315,560	0.02%	0.02%	0.29%	6.01%	14%
2021	9.68	0.24	0.45	0.69	(0.14)	—	(0.14)	10.23	7.21	335,816	0.02	0.02	0.29	2.41	46
2020	9.60	0.19	0.13	0.32	(0.24)	—	(0.24)	9.68	3.44	297,237	0.02	0.02	0.29	1.94	49
2019	9.51	0.20	0.06	0.26	(0.17)	—	(0.17)	9.60	2.83	281,804	0.02	0.02	0.29	2.15	40
2018	9.65	0.22	(0.18)	0.04	(0.18)	—	(0.18)	9.51	0.48	170,843	0.08 (2)	0.08 (2)	0.29 (2)	2.27	55
2017	9.64	0.21	(0.04)	0.17	(0.16)	—	(0.16)	9.65	1.76	160,138	0.08	0.08	0.29	2.17	47

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended November 30, 2021. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)

The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.08%, 0.08%, and 0.29%, respectively.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

FINANCIAL HIGHLIGHTS / CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended November 30, 2021 (Unaudited) and the years or period ended May 31, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Limited Duration Bond Fund
Class A
2021@	$10.08	$0.04	$(0.07)	$(0.03)	$(0.05)	$—	$(0.05)	$10.00	(0.21)%	$1,761,326	0.11%		0.11%		0.32%		0.87%	89%
2021	10.13	0.12	0.08	0.20	(0.14)	(0.11)	(0.25)	10.08	1.89	1,526,502	0.11		0.11		0.32		1.22	155
2020	9.96	0.23	0.18	0.41	(0.24)	—	(0.24)	10.13	4.14	1,284,697	0.11		0.11		0.32		2.35	146
2019	9.87	0.26	0.09	0.35	(0.26)	—	(0.26)	9.96	3.59	1,533,947	0.11		0.11		0.32		2.63	155
2018	9.97	0.18	(0.10)	0.08	(0.18)	—	(0.18)	9.87	0.81	1,397,610	0.11		0.11		0.32		1.79	150
2017	10.00	0.14	(0.02)	0.12	(0.15)	— ^	(0.15)	9.97	1.21	1,347,212	0.11		0.11		0.32		1.42	92
Intermediate Duration Credit Fund
Class A
2021@	$10.61	$0.13	$0.07	$0.20	$(0.13)	$—	$(0.13)	$10.68	1.86%	$4,128,998	0.15%		0.15%		0.32%		2.36%	71%
2021	10.88	0.29	(0.03)	0.26	(0.29)	(0.24)	(0.53)	10.61	2.30	3,938,939	0.15		0.15		0.32		2.62	103
2020	10.10	0.32	0.78	1.10	(0.32)	—	(0.32)	10.88	10.99	3,323,248	0.15		0.15		0.32		3.01	134
2019	9.75	0.32	0.35	0.67	(0.32)	—	(0.32)	10.10	7.00	3,054,258	0.15		0.15		0.32		3.25	122
2018	10.02	0.29	(0.27)	0.02	(0.29)	—	(0.29)	9.75	0.14	2,675,195	0.15		0.15		0.32		2.87	155
2017	9.96	0.27	0.06	0.33	(0.27)	—	(0.27)	10.02	3.38	1,688,561	0.15		0.15		0.32		2.72	151
Dynamic Asset Allocation Fund
Class A
2021@	$25.07	$0.15	$2.05	$2.20	$—	$—	$—	$27.27	8.78%	$2,136,131	0.08%		0.08%		0.66%		1.16%	6%
2021	19.41	0.30	7.99	8.29	(0.44)	(2.19)	(2.63)	25.07	45.21	2,059,300	0.08		0.08		0.66		1.34	17
2020	19.62	0.37	2.02	2.39	(0.61)	(1.99)	(2.60)	19.41	11.85	1,722,704	0.08		0.08		0.67		1.83	10
2019	19.83	0.40	(0.27)	0.13	(0.13)	(0.21)	(0.34)	19.62	0.75	2,291,808	0.08		0.08		0.67		1.98	5
2018	18.57	0.36	1.65	2.01	(0.50)	(0.25)	(0.75)	19.83	10.83	2,503,365	0.07		0.07		0.66		1.85	12
2017	15.83	0.34	2.67	3.01	(0.27)	—	(0.27)	18.57	19.17	2,474,189	0.08		0.08		0.66		2.00	8
Multi-Asset Real Return Fund
Class A
2021@	$8.21	$0.16	$(0.02)	$0.14	$—	$—	$—	$8.35	1.71%	$775,964	0.38	%(2)	0.38	%(2)	0.79	%(2)	3.89%	20%
2021	7.36	0.20	0.83	1.03	(0.18)	—	(0.18)	8.21	14.17	711,205	0.43	(2)	0.43	(2)	0.84	(2)	2.58	63
2020	7.78	0.17	(0.42)	(0.25)	(0.17)	—	(0.17)	7.36	(3.38)	754,191	0.88	(3)	0.88	(3)	1.30	(3)	2.26	53
2019	8.06	0.19	(0.20)	(0.01)	(0.27)	—	(0.27)	7.78	0.03	911,520	1.00	(4)	1.00	(4)	1.43	(4)	2.36	22
2018	8.07	0.18	(0.06)	0.12	(0.13)	—	(0.13)	8.06	1.45	979,909	0.72	(3)	0.72	(3)	1.14	(3)	2.23	22
2017	8.28	0.17	(0.24)	(0.07)	(0.14)	—	(0.14)	8.07	(0.85)	766,218	0.53	(5)	0.53	(5)	0.90	(5)	2.02	58

.

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

^	Amount represents less than $0.005.
@	For the six-month period ended November 30, 2021. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)

The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.21%, 0.21% and 0.62%, respectively.

(3)

The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.20%, 0.20% and 0.62%, respectively.

(4)

The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.19%, 0.19% and 0.62%, respectively.

(5)

The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratios would have been 0.25%, 0.25% and 0.62%, respectively

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

November 30, 2021 (Unaudited)

1. ORGANIZATION

SEI Institutional Investments Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 27 registered funds: Large Cap, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, Extended Market Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Equity Factor Allocation, U.S. Managed Volatility, Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US, World Select Equity, Emerging Markets Equity, Opportunistic Income, Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond, Emerging Markets Debt, Real Return, Limited Duration Bond, Intermediate Duration Credit, Dynamic Asset Allocation and Multi-Asset Real Return (each a “Fund,” collectively, the “Funds”) each of which are diversified Funds with the exception of the Emerging Markets Debt and Multi-Asset Real Return Funds. The Trust is registered to offer Class A shares of all Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment goals, principal strategies and risks.

The DAA Commodity Strategy Subsidiary, Ltd. and the MARR Commodity Strategy Subsidiary, Ltd. (the “Subsidiaries”) are wholly-owned subsidiaries of the Dynamic Asset Allocation and Multi-Asset Real Return Funds, respectively. The Subsidiaries are organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Dynamic Asset Allocation and Multi-Asset Real Return Funds and their respective subsidiary has been consolidated on the Consolidated Summary Schedule of Investments, Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows of Multi-Asset Real Return Fund and Consolidated Financial Highlights.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its Net Asset Value (“NAV”), the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee

(the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2021 (Unaudited)

could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that a Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when a Fund does not price its shares. As a result, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

The U.S. Managed Volatility, Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US, World Select Equity, Emerging Markets Equity, Opportunistic Income, Core Fixed Income, High Yield Bond, Emerging Markets Debt and Multi-Asset Real Return Funds that hold international securities also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these Funds will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.) or quoted prices for identical instruments in inactive markets

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the period ended November 30, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs. For details of the investment classification, reference the Summary Schedules of Investments/Schedules of Investments.

For the period ended November 30, 2021, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income and expense is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income. Consent fees and amendment income received from Bank Loans is recorded as interest income in the accompanying Statements of Operations.

For Treasury Inflation-Protected Securities, the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the accompanying Statements of Operations. Such adjustments may have a significant impact on a Fund’s distributions.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statement of Assets and Liabilities/Consolidated

Statement of Assets and Liabilities and Consolidated Statement of Cash Flows. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Cash Equivalents, as shown on the Summary Schedule of Investments or Schedule of Investments, are classified as Investments on the Statements of Assets and Liabilities.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open reverse repurchase agreements as of November 30, 2021, if applicable.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Assets are then segregated to cover the requirements to repurchase the assets. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2021 (Unaudited)

for details regarding open reverse repurchase agreements as of November 30, 2021, if applicable.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of commodities or commodity indices. The Dynamic Asset Allocation and Multi-Asset Real Return Funds may also invest in equity securities of issuers in commodity-related industries.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Dynamic Asset Allocation and Multi-Asset Real Return Funds invest in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investments.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, Consolidated Schedule of Investments or Consolidated Summary Schedule of Investments for details regarding open forward foreign currency contracts as of November 30, 2021, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. These

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of November 30, 2021, if applicable.

Master Limited Partnerships — Investments in units of master limited partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to a Fund of distributions from the MLP, likely causing a reduction in the value of a Fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. Refer to each Fund's Schedule of Investments, Summary Schedule of Investments, or Consolidated Summary Schedule of Investments for details regarding Master Limited Partnerships, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The World Select Equity, Core Fixed Income, Long Duration Fund, Long Duration Credit Fund, Dynamic Asset Allocation and Multi-Asset Real Return Funds had options/swaption contracts as of November 30, 2021, as disclosed in the Funds’ Schedule of Investments or Consolidated Summary Schedule of Investments.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2021 (Unaudited)

Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, or Consolidated Summary Schedule of Investments for details regarding open option/swaption contracts as of November 30, 2021, if applicable.

Securities Sold Short—To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (i) earmark on the books of the Fund or place in a segregated account cash or liquid securities at such a level that the amount earmarked or deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (ii) otherwise “cover” the Fund’s short position as required by the 1940 Act. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of November 30, 2021, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Interest rate swap contracts outstanding at period end,

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss on the Statements of Operations or Consolidated Statements of Operations. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open swap agreements as of November 30, 2021, if applicable.

Forward Treasury Commitments — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Participation Notes (P-Notes) — To the extent consistent with its Investment Objective and Strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2021 (Unaudited)

because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, the Fund will incur transaction costs as a result of investments in P-Notes.

Loan Participations and Brady Bonds — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in Loan Participations. Loan Participations include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Each Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, a Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, a Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund. The interest rate indicated in the Fund’s Schedule of Investments is the rate in effect at November 30, 2021. Pursuant to the terms of certain loan agreements, the Funds may hold unfunded commitments in loan participations which are disclosed on the Statement of Assets and Liabilities. Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities. The Funds disclosed consent fees and amendment income in the Statement of Operations as “Interest income”.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, Extended Market Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Equity Factor Allocation, U.S. Managed Volatility, Opportunistic Income, Emerging Markets Debt and Real Return Funds; declared daily and paid monthly for the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond and Intermediate Duration Credit Funds; declared and paid at least annually for the Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US, World Select Equity, Emerging Markets Equity, Limited Duration Bond, Dynamic Asset Allocation and Multi-Asset Real Return Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Funds, with the exception of the World Equity Ex-US, Screened World Equity Ex-US and Real Return Funds, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Restricted Securities — As of November 30, 2021, the following Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, this Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at November 30, 2021, were as follows:

	Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
High Yield Bond Fund
Aventine (Escrow Security)	2,600	11/30/2010	11/30/2010	$0	$0	0.00%

Investment in Subsidiary — The Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest in their own Subsidiary. By investing in its Subsidiary, each Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the Dynamic Asset Allocation and Multi-Asset Real Return Funds, as investors in their own Subsidiary, will not have all of the protections offered to investors in registered investment companies.

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that the Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own Board of Directors (“Board”) that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of the Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2021 (Unaudited)

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

As of November 30, 2021, the following table represents the buyers and sellers on a total notional amount of:

	buyers (“receiving protection”) (Millions)	sellers (“providing protection”) (Millions)
Core Fixed Income Fund	$-	$294.8
Multi-Asset Real Return Fund	176.0	68.8

The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

Core Fixed Income Fund
Written Credit Derivative Contracts		Single Name CDS		CDS Index
Reference Asset	Corp US$	Sovereign US$	ABS US$	Corp US$	Total
Fair value of written credit derivatives	$—	$—	$—	$6,030,258	$6,030,258
Maximum potential amount of future payments	—	—	—	294,826,500	294,826,500
Recourse provisions with the third parties any amounts paid under the credit derivative (including any purchased credit protection)(1)	—	—	—	—	—
Collateral held by the Fund or other third parties which the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

(1)

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

Maximum Potential Amount of Future Payments by Contract Term
	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$294,826,500	$—	$294,826,500
Greater than 100	—	—	—	—	—	—
Total	$—	$—	$—	$294,826,500	$—	$294,826,500

*

The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

Multi-Asset Real Return Fund
Written Credit Derivative Contracts		Single Name CDS		CDS Index
Reference Asset	Corp US$	Sovereign US$	ABS US$	Corp US$	Total
Fair value of written credit derivatives	$—	$1,199,663	$—	$(2,368,479)	$(1,168,816)
Maximum potential amount of future payments	—	57,470,000	—	11,291,787	68,761,787
Recourse provisions with the third parties any amounts paid under the credit derivative (including any purchased credit protection)(1)	—	—	—	—	—
Collateral held by the Fund or other third parties which the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

(1)

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Maximum Potential Amount of Future Payments by Contract Term
	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)
0-400	$—	$—	$57,470,000	$—	$—	$57,470,000
Greater than 400	—	—	—	—	11,291,787	11,291,787
Total	$—	$—	$57,470,000	$—	$11,291,787	$68,761,787

*

The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the period with only one type of risk exposure, additional information can be found on the Schedule of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments and the Statements of Operations or Consolidated Statements of Operations.

The fair value of derivative instruments as of November 30, 2021 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value

Global Managed Volatility Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$4	*	Net Assets — Unrealized depreciation on futures contracts	$38	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	9,061		Unrealized loss on forward foreign currency contracts	127
Total derivatives not accounted for as hedging instruments		$9,065			$165

World Equity Ex-US Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$339	*	Net Assets — Unrealized depreciation on futures contracts	$8,120	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	9,933		Unrealized loss on forward foreign currency contracts	8,482
Total derivatives not accounted for as hedging instruments		$10,272			$16.602

Screened World Select Equity Ex-US Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$—	*	Net Assets — Unrealized depreciation on futures contracts	$89	*
Total derivatives not accounted for as hedging instruments		$—			$89

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2021 (Unaudited)

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
World Select Equity Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$2,400	*	Net Assets — Unrealized depreciation on futures contracts	$318	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	2,089		Unrealized loss on forward foreign currency contracts	2,480
	Options purchased, at value	33		Options written, at value	—
Total derivatives not accounted for as hedging instruments		$4,522			$2,798

Core Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$12,000	*	Net Assets — Unrealized depreciation on futures contracts	$5,211	*
	Net Assets — Unrealized appreciation on swap contracts	5,468	†	Net Assets — Unrealized depreciation on swap contracts	5,033	†
	Options purchased, at value	1,556		Options written, at value	4,055
	Swaptions purchased, at value	142		Swaptions written, at value	—
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	—	†	Net Assets — Unrealized depreciation on swap contracts	789	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	193		Unrealized loss on forward foreign currency contracts	725
Total derivatives not accounted for as hedging instruments		$19,359			$15,813

Emerging Markets Debt Fund
Interest rate contracts	Net Assets — Unrealized appreciation on swaps contracts	$3,300	†	Net Assets — Unrealized depreciation on swap contracts	$8,864	†
	Net Assets — Unrealized appreciation on future contracts	984	*	Net Assets — Unrealized depreciation on future contracts	611	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	25,028		Unrealized loss on forward foreign currency contracts	29,919
Total derivatives not accounted for as hedging instruments		$29,312			$39,394

Dynamic Asset Allocation Fund
Interest rate contracts	Swaptions purchased, at value	$21,422		Swaptions written, at value	$—
	Net Assets — Unrealized appreciation on swap contracts	8,476	†	Net Assets — Unrealized depreciation on swap contracts	1,716	†
Commodity contracts	Net Assets — Unrealized appreciation on swap contracts	—	†	Net Assets — Unrealized depreciation on swap contracts	870	†
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	4,706	*	Net Assets — Unrealized depreciation on futures contracts	2,131	*
	Net Assets — Unrealized appreciation on swap contracts	192	†	Net Assets — Unrealized depreciation on swap contracts	—	†
	Options purchased, at value	520		Options written, at value	155
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	3		Unrealized loss on forward foreign currency contracts	137
Total derivatives not accounted for as hedging instruments		$35,319			$5,009

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value

Multi-Asset Real Return Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$37	*	Net Assets — Unrealized depreciation on futures contracts	$290	*
	Net Assets — Unrealized appreciation on swap contracts	985	†	Net Assets — Unrealized depreciation on swap contracts	1,716	†
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	649	*	Net Assets — Unrealized depreciation on futures contracts	611	*
Credit contracts	Net Assets — Unrealized appreciation on swaps contracts	971	†	Net Assets — Unrealized depreciation on swaps contracts	2,154	†
Commodity contracts	Net Assets — Unrealized appreciation on futures contracts	1,142	*	Net Assets — Unrealized depreciation on futures contracts	8,252	*
	Net Assets — Unrealized appreciation on swap contracts	—	†	Net Assets — Unrealized depreciation on swap contracts	3,116	†
	Options purchased, at value	119		Options written, at value	127
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,305		Unrealized loss on forward foreign currency contracts	9,153
Total derivatives not accounted for as hedging instruments		$5,208			$25,419

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

† Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments, Consolidated Summary Schedule of Investments or Consolidated Schedule of Investments. Market Value is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations or Consolidated Statements of Operations for the period ended November 30, 2021.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Swaptions	Options	Futures	Forward Currency Contracts	Swaps	Total
Global Managed Volatility Fund
Foreign exchange contracts	$—	$—	$—	$19,318	$—	$19,318
Equity contracts	—	—	3,740	—	—	3,740
Total	$—	$—	$3,740	$19,318	$—	$23,058
World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$—	$14,929	$—	$14,929
Equity contracts	—	—	12,657	—	—	12,657
Total	$—	$—	$12,657	$14,929	$—	$27,586
Screened World Select Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$—	$13	$—	$13
Equity contracts	—	—	170	—	—	170
Total	$—	$—	$170	$13	$—	$183
World Select Equity Fund
Foreign exchange contracts	$—	$(557)	$—	$147	$—	$(410)
Equity contracts	—	—	4,828	—	—	4,828
Total	$—	$(557)	$4,828	$147	$—	$4,418
Core Fixed Income Fund
Interest rate contracts	$187	$1,554	$11,621	$—	$5,243	$18,605
Foreign exchange contracts	—	(155)	—	1,198	—	1,043
Credit contracts	—	—	—	—	2,310	2,310
Total	$187	$1,399	$11,621	$1,198	$7,553	$21,958

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2021 (Unaudited)

Derivatives Not Accounted for as Hedging Instruments	Swaptions	Options	Futures	Forward Currency Contracts	Swaps	Total
Emerging Markets Debt Fund
Interest rate contracts	$—	$—	$230	$—	$1,942	$2,172
Foreign exchange contracts	—	—	—	(2,294)	—	(2,294)
Total	$—	$—	$230	$(2,294)	$1,942	$(122)
Dynamic Asset Allocation Fund
Interest rate contracts	$7,404	$—	$—	$—	$(769)	$6,635
Equity contracts	—	—	21,154	—	2,784	23,938
Foreign exchange contracts	—	(2,007)	—	—	—	(2,007)
Commodity contracts	—	—	—	—	21,141	21,141
Total	$7,404	$(2,007)	$21,154	$—	$23,156	$49,707
Multi-Asset Real Return Fund
Interest rate contracts	$(78)	$—	$254	$—	$(1,084)	$(908)
Foreign exchange contracts	—	—	—	578	—	578
Credit contracts	—	—	—	—	(881)	(881)
Equity contracts	—	—	(3,418)	—	—	(3,418)
Commodity contracts	—	(2,471)	16,932	—	4,597	19,058
Total	$(78)	$(2,471)	$13,768	$578	$2,632	$14,429

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Swaptions	Options	Futures	Forward Currency Contracts	Swaps	Total
Global Managed Volatility Fund
Foreign exchange contracts	$—	$—	$—	$8,526	$—	$8,526
Equity contracts	—	—	(27)	—	—	(27)
Total	$—	$—	$(27)	$8,526	$—	$8,499
World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$—	$(8,240)	$—	$(8,240)
Equity contracts	—	—	(12,455)	—	—	(12,455)
Total	$—	$—	$(12,455)	$(8,240)	$—	$(20,695)
Screened World Select Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$—	$—	$—	$—
Equity contracts	—	—	(146)	—	—	(146)
Total	$—	$—	$(146)	$—	$—	$(146)
World Select Equity Fund
Foreign exchange contracts	$—	$(31)	$—	$(636)	$—	$(667)
Equity contracts	—	—	1,191	—	—	1,191
Total	$—	$(31)	$1,191	$(636)	$—	$524
Core Fixed Income Fund
Interest rate contracts	$(275)	$(933)	$6,275	$—	$(12,824)	$(7,757)
Foreign exchange contracts	—	229	—	(1,816)	—	(1,587)
Credit contracts	—	—	—	—	(2,134)	(2,134)
Total	$(275)	$(704)	$6,275	$(1,816)	$(14,958)	$(11,478)
Emerging Markets Debt Fund
Interest rate contracts	$—	$—	$(736)	$—	$(6,530)	$(7,266)
Foreign exchange contracts	—	—	—	(7,415)	—	(7,415)
Total	$—	$—	$(736)	$(7,415)	$(6,530)	$(14,681)
Dynamic Asset Allocation Fund
Interest rate contracts	$(21,109)	$—	$—	$—	$2,308	$(18,801)
Foreign exchange contracts	—	—	—	(11)	—	(11)
Equity contracts	—	1,268	(3,803)	—	(17,099)	(19,634)
Commodity contracts	—	—	—	—	(1,947)	(1,947)
Total	$(21,109)	$1,268	$(3,803)	$(11)	$(16,738)	$(40,393)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Derivatives Not Accounted for as Hedging Instruments	Swaptions	Options	Futures	Forward Currency Contracts	Swaps	Total

Multi-Asset Real Return Fund
Interest rate contracts	$(5)	$—	$(129)	$—	$811	$677
Foreign exchange contracts	—	—	—	1,651	—	1,651
Credit contracts	—	—	—	—	758	758
Equity contracts	—	—	1,857	—	—	1,857
Commodity contracts	—	(682)	(12,166)	—	(2,994)	(15,842)
Total	$(5)	$(682)	$(10,438)	$1,651	$(1,425)	$(10,899)

The following table discloses the volume of the Funds' futures contracts, option contracts, forward foreign currency contracts and swap contracts activity during the period ended November 30, 2021 ($ Thousands):

	Large Cap Fund	Large Cap Disciplined Equity Fund	Large Cap Index Fund	S&P 500 Index Fund	Extended Market Index Fund
Futures Contracts:
Equity Contracts
Average Notional Balance Long	$12,290	$20,597	$7,672	$41,673	$12,051
Ending Notional Balance Long	12,166	28,050	7,838	31,854	11,924
Swaps:
Equity Contracts
Average Notional Balance Long	–	58,297	–	–	–
Ending Notional Balance Long	–	58,297	–	–	–

	Small/Mid Cap Equity Fund	U.S. Equity Factor Allocation Fund	U.S. Managed Volatility Fund
Futures Contracts:
Equity Contracts
Average Notional Balance Long	$2,328	$13,488	$5,542
Ending Notional Balance Long	4,655	17,246	–

	Global Managed Volatility Fund	World Equity Ex-US Fund	Screened World Equity Ex-US Fund	World Select Equity Fund
Futures Contracts:
Equity Contracts
Average Notional Balance Long	$21,278	$314,415	$2,052	$50,637
Average Notional Balance Short	–	–	–	33,561
Ending Notional Balance Long	24,956	414,389	2,311	44,570
Ending Notional Balance Short	–	–	–	25,652
Forward Foreign Currency Contracts:
Average Notional Balance Long	474,727	–	63	262,481
Average Notional Balance Short	470,873	–	63	262,785
Ending Notional Balance Long	473,211	–	–	290,102
Ending Notional Balance Short	464,277	–	–	290,490
Options/Swaptions:
Currency
Average Notional Balance Long†	–	1,149,207	–	14
Average Notional Balance Short†	–	1,148,014	–	–
Ending Notional Balance Long†	–	1,171,755	–	29
Ending Notional Balance Short†	–	1,170,303	–	–

	Emerging Markets Equity Fund	Opportunistic Income Fund	Core Fixed Income Fund	High Yield Bond Fund
Futures Contracts:
Equity Contracts
Average Notional Balance Long	$31,667	$–	$–	$–
Average Notional Balance Short	–	8,175	–	–

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2021 (Unaudited)

	Emerging Markets Equity Fund	Opportunistic Income Fund	Core Fixed Income Fund	High Yield Bond Fund
Futures Contracts: (continued)
Ending Notional Balance Long	$34,573	$–	$–	$–
Ending Notional Balance Short	–	8,112	–	–
Interest Contracts
Average Notional Balance Long	–	–	1,386,593	–
Average Notional Balance Short	–	–	1,125,448	–
Ending Notional Balance Long	–	–	1,554,357	–
Ending Notional Balance Short	–	–	719,983	–
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	40,344	624
Average Notional Balance Short	–	–	40,626	621
Ending Notional Balance Long	–	–	37,495	–
Ending Notional Balance Short	–	–	38,026	–
Swaps:
Credit Contracts
Average Notional Balance Short	–	–	283,394	–
Ending Notional Balance Short	–	–	294,827	–
Interest Contracts
Average Notional Balance	–	–	597,920	–
Ending Notional Balance	–	–	678,631	–
Options/Swaptions:
Interest
Average Notional Balance Long†	–	–	1,615	–
Average Notional Balance Short†	–	–	2,307	–
Ending Notional Balance Long†	–	–	1,789	–
Ending Notional Balance Short†	–	–	3,239	–

	Long Duration Fund	Long Duration Credit Fund	Ultra Short Duration Bond Fund	Emerging Markets Debt Fund
Futures Contracts:
Interest Contracts
Average Notional Balance Long	$97,941	$234,149	$17,164	$618,172
Average Notional Balance Short	67,220	157,225	5,336	70,420
Ending Notional Balance Long	96,234	244,201	12,879	78,540
Ending Notional Balance Short	71,072	160,534	5,308	55,524
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	–	1,498,011
Average Notional Balance Short	–	–	–	1,501,354
Ending Notional Balance Long	–	–	–	1,512,422
Ending Notional Balance Short	–	–	–	1,517,408
Swaps:
Interest Contracts
Average Notional Balance	24,518	46,190	–	303,658
Ending Notional Balance	29,440	38,463	–	322,584

	Limited Duration Bond Fund	Intermediate Duration Credit Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund
Futures Contracts:
Commodity Contracts
Average Notional Balance Long	$–	$–	$–	$119,724
Average Notional Balance Short	–	–	–	18,636
Ending Notional Balance Long	–	–	–	128,242
Ending Notional Balance Short	–	–	–	22,434
Equity Contracts
Average Notional Balance Long	–	–	230,713	–
Average Notional Balance Short	–	–	–	32,447

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

	Limited Duration Bond Fund	Intermediate Duration Credit Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund
Futures Contracts: (continued)
Ending Notional Balance Long	$–	$–	$228,957	$–
Ending Notional Balance Short	–	–	–	33,483
Interest Contracts
Average Notional Balance Long	15,465	–	–	882
Average Notional Balance Short	30,946	16,106	–	97,700
Ending Notional Balance Long	14,417	–	–	1,469
Ending Notional Balance Short	32,779	15,335	–	95,030
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	122,498	33,236
Average Notional Balance Short	–	–	122,615	33,700
Ending Notional Balance Long	–	–	127,175	33,495
Ending Notional Balance Short	–	–	127,309	34,297
Swaps:
Total Return Contracts
Average Notional Balance Short	–	–	–	12,580
Ending Notional Balance Short	–	–	–	12,580
Credit Contracts
Average Notional Balance Long	–	–	–	147,219
Average Notional Balance Short	–	–	–	40,027
Ending Notional Balance Long	–	–	–	175,954
Ending Notional Balance Short	–	–	–	68,762
Interest Contracts
Average Notional Balance	–	–	182,618	87,599
Ending Notional Balance	–	–	294,732	93,994
Equity Contracts
Average Notional Balance Long	–	–	37,366	–
Ending Notional Balance Long	–	–	37,633	–
Commodity Contracts
Average Notional Balance Long	–	–	139,565	18,089
Average Notional Balance Short	–	–	–	–
Ending Notional Balance Long	–	–	107,523	14,975
Ending Notional Balance Short	–	–	–	–
Options/Swaptions:
Commodity
Average Notional Balance Long†	–	–	–	1,056
Average Notional Balance Short†	–	–	–	413
Ending Notional Balance Long†	–	–	–	274
Ending Notional Balance Short†	–	–	–	249
Equity
Average Notional Balance Long†	–	–	939	–
Average Notional Balance Short†	–	–	399	–
Ending Notional Balance Long†	–	–	1,879	–
Ending Notional Balance Short†	–	–	798	–
Interest
Average Notional Balance Long†	–	–	17,907	–
Ending Notional Balance Long†	–	–	17,907	–

† Represents cost.

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions,

and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2021 (Unaudited)

have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. Refer to each Fund’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities for market value and variation margin of exchange-traded or centrally cleared financial derivative instruments.

Securities with an aggregate market value of $— ($ Thousands) have been pledged and $98,211 ($ Thousands) in cash has been pledged as collateral for exchange-traded and centrally cleared derivative instruments as of November 30, 2021.

The table below summarizes the collateral pledged by Fund:

	Securities at Aggregate Market Value (Thousands)	Cash ($Thousands)	Total ($ Thousands)
Large Cap Fund	$–	$608	$608
Large Cap Disciplined Equity Fund	–	897	897
Large Cap Index Fund	–	401	401
S&P 500 Index Fund	–	1,645	1,645
Extended Market Index Fund	–	647	647
Small/Mid Cap Equity Fund	–	377	377
U.S. Equity Factor Allocation Fund	–	966	966
U.S. Managed Volatility Fund	–	322	322
World Equity Ex-US Fund	–	18,093	18,093
Screened World Equity Ex-US Fund	–	139	139
World Select Equity Fund	–	4,875	4,875
Emerging Markets Equity Fund	–	2,069	2,069
Opportunistic Income Fund	–	41	41
Core Fixed Income Fund	–	23,271	23,271
Long Duration Fund	–	3,060	3,060
Long Duration Credit Fund	–	1,691	1,691
Ultra Short Duration Bond Fund	–	55	55
Emerging Markets Debt Fund	–	4,329	4,329
Limited Duration Bond Fund	–	457	457
Dynamic Asset Allocation Fund	–	22,807	22,807
Multi-Asset Real Return Fund	–	11,461	11,461
Total	$–	$98,211	$98,211

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received) pledged as of November 30, 2021 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
Large Cap Disciplined Equity Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
BAML	$—	$—	$3,803	$3,803	$—	$—	$—	$—	$—	$3,803	$—	$3,803
Total Over the Counter	$—	$—	$3,803	$3,803	$—	$—	$—	$—	$—

	Financial Derivative Assets				Financial Derivative Liabilities
Global Managed Volatility Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Brown Brothers Harriman	$9,061	$—	$—	$9,061	$127	$—	$—	$—	$127	$8,934	$—	$8,934
Total Over the Counter	$9,061	$—	$—	$9,061	$127	$—	$—	$—	$127

	Financial Derivative Assets				Financial Derivative Liabilities
World Equity Ex-US Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Bank of America	$91	$—	$—	$91	$563	$—	$—	$—	$563	$(472)	$—	$(472)
Barclays PLC	285	—	—	285	58	—	—	—	58	227	—	227
BNP Paribas	1,893	—	—	1,893	9	—	—	—	9	1,884	—	1,884
Citigroup	225	—	—	225	598	—	—	—	598	(373)	—	(373)
Credit Suisse	—	—	—	—	246	—	—	—	246	(246)	—	(246)
Deutsche Bank	4,339	—	—	4,339	262	—	—	—	262	4,077	—	4,077
Goldman Sachs	56	—	—	56	696	—	—	—	696	(640)	—	(640)
HSBC	1,026	—	—	1,026	215	—	—	—	215	811	—	811
JPMorgan Chase Bank	336	—	—	336	276	—	—	—	276	60	—	60
Morgan Stanley	832	—	—	832	2,841	—	—	—	2,841	(2,009)	—	(2,009)
National Bank of Australia	0	—	—	0	2,077	—	—	—	2,077	(2,077)	—	(2,077)
RBS	393	—	—	393	63	—	—	—	63	330	—	330
Standard Bank	2	—	—	2	150	—	—	—	150	(148)	—	(148)
UBS	455	—	—	455	428	—	—	—	428	27	—	27
Total Over the Counter	$9,933	$—	$—	$9,933	$8,482	$—	$—	$—	$8,482

	Financial Derivative Assets				Financial Derivative Liabilities
World Select Equity Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Brown Brothers Harriman	$2,089	$—	$—	$2,089	$2,480	$—	$—	$—	$2,480	$(391)	$—	$(391)
Total Over the Counter	$2,089	$—	$—	$2,089	$2,480	$—	$—	$—	$2,480

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2021 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Core Fixed Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Bank of America Merrill Lynch	$—	$142	$—	$142	$—	$—	$—	$—	$—	$142	$—	$142
BNP Paribas	129	—	—	129	—	—	—	—	—	129	—	129
Citigroup	—	—	—	—	(346)	—	—	—	(346)	(346)	—	(346)
Goldman Sachs	64	—	—	64	(29)	—	—	—	(29)	35	—	35
Morgan Stanley	—	—	—	—	(350)	—	—	—	(350)	(350)	—	(350)
Goldman Sachs	—	—	—	—	—	—	—	—	—	—	—	—
Total Over the Counter	$193	$142	$—	$335	$(725)	$—	$—	$—	$(725)

	Financial Derivative Assets				Financial Derivative Liabilities
Emerging Markets Debt Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Barclays PLC	$6,241	$—	$—	$6,241	$9,578	$—	$—	$—	$9,578	$(3,337)	$—	$(3,337)
Citibank	—	—	—	—	—	—	599	—	599	(599)	—	(599)
Citigroup	4,497	—	—	4,497	4,933	—	—	—	4,933	(436)	—	(436)
Deutsche Bank	28	—	—	28	146	—	—	—	146	(118)	—	(118)
Goldman Sachs	4,576	—	1,369	5,945	4,212	—	661	—	4,873	1,072	—	1,072
JPMorgan Chase Bank	6,554	—	4	6,558	6,375	—	121	—	6,496	62	—	62
Merrill Lynch	699	—	—	699	569	—	—	—	569	130	—	130
Morgan Stanley	260	—	—	260	1,357	—	—	—	1,357	(1,097)	—	(1,097)
Standard Bank	1,506	—	—	1,506	2,328	—	—	—	2,328	(822)	—	(822)
Standard Chartered	190	—	—	190	254	—	—	—	254	(64)	—	(64)
State Street	477	—	—	477	167	—	—	—	167	310	—	310
Total Over the Counter	$25,028	$—	$1,373	$26,401	$29,919	$—	$1,381	$—	$31,300

	Financial Derivative Assets				Financial Derivative Liabilities
Dynamic Asset Allocation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Bank of America	$3	$21,422	$—	$21,425	$137	$—	$—	$—	$137	$21,288	$—	$21,288
BNP Paribas	—	—	192	192	—	—	870	—	870	(678)	—	(678)
Total Over the Counter	$3	$21,422	$192	$21,617	$137	$—	$870	$—	$1,007

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Real Return Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Bank of America	$—	$—	$—	$—	$7	$—	$—	$—	$7	$(7)	$—	$(7)
Brown Brothers Harriman	27	—	—	27	16	—	—	—	16	11	—	11
Chase Securities	—	—	—	—	—	—	—	8,175	8,175	(8,175)	—	(8,175)
Citigroup	—	—	861	861	—	—	169	—	169	692	—	692
Credit Suisse	—	—	—	—	—	—	726	—	726	(726)	—	(726)
Deutsche Bank	—	—	—	—	46	—	117	—	163	(163)	—	(163)
Goldman Sachs	19	—	47	66	—	—	800	—	800	(734)	—	(734)
HSBC	17	—	—	17	—	—	—	140,063	140,063	(140,046)	—	(140,046)
JPMorgan	317	—	22	339	—	—	279	—	279	60	—	60
Macquarie Bank	—	—	—	—	—	—	183	—	183	(183)	—	(183)
Merrill Lynch	—	—	—	—	—	—	1,895	—	1,895	(1,895)	—	(1,895)
Morgan Stanley	492	—	206	698	—	—	—	—	—	698	—	698
Societe Generale	—	—	—	—	—	—	1,038	—	1,038	(1,038)	—	(1,038)
Total Over the Counter	$872	$—	$1,136	$2,008	$69	$—	$5,207	$148,238	$153,514

(1) Excess collateral pledged is not shown for financial reporting purposes.

(2) Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

5. BASIS FOR CONSOLIDATION FOR THE DYNAMIC ASSET ALLOCATION AND MULTI-ASSET REAL RETURN FUNDS

The Consolidated Summary Schedule of Investments, Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows, and the Consolidated Financial Highlights of the Dynamic Asset Allocation and Multi-Asset Real Return Funds include the accounts of their respective Subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Subsidiaries have a fiscal year end of May 31 for financial statement consolidation purposes and a nonconforming tax year end of April 30.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). The Subsidiaries taxable income is included in the calculation of the Funds’ taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest up to 25% of their total assets in their respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at November 30, 2021 ($ Thousands)	% of Total Net Assets at November 30, 2021
Dynamic Asset Allocation
Commodity Strategy
Subsidiary, Ltd.	January 28, 2014	$184,156	8.62%

Multi-Asset Real Return
Commodity Strategy
Subsidiary, Ltd.	June 27, 2013	$147,592	19.02%

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides certain administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. For the period ended November 30, 2021, the Administrator has voluntarily agreed to waive all of its fees. The Funds’ Administrator may discontinue all or part of these voluntary waivers at any time.

SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC plans to voluntarily waive a portion of its fees in order to keep investment advisory fees at a specified level. The Funds’ Adviser may discontinue all or part of these voluntary waivers at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

	Advisory Fees	Investment Advisory Fees After Fee Waivers
Large Cap Fund	0.40%	0.16%
Large Cap Disciplined Equity Fund	0.40	0.16
Large Cap Index Fund	0.05	0.01
S&P 500 Index Fund	0.03	0.01
Extended Market Index Fund	0.12	0.03
Small Cap Fund	0.65	0.42
Small Cap II Fund	0.65	0.41
Small/Mid Cap Equity Fund	0.65	0.39
U.S. Equity Factor Allocation Fund	0.25	0.00
U.S. Managed Volatility Fund	0.65	0.18
Global Managed Volatility Fund	0.65	0.23
World Equity Ex-US Fund	0.55	0.29
Screened World Equity Ex-US Fund	0.65	0.22
World Select Equity Fund	0.55	0.29
Emerging Markets Equity Fund(1)	1.05	0.51
Opportunistic Income Fund	0.45	0.21
Core Fixed Income Fund	0.30	0.10
High Yield Bond Fund	0.4875	0.26
Long Duration Fund	0.30	0.12
Long Duration Credit Fund	0.30	0.12
Ultra Short Duration Bond Fund	0.15	0.10
Emerging Markets Debt Fund	0.85	0.36
Real Return Fund	0.22	0.00
Limited Duration Bond Fund	0.25	0.09
Intermediate Duration Credit Fund	0.25	0.13
Dynamic Asset Allocation Fund	0.60	0.06

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2021 (Unaudited)

	Advisory Fees	Investment Advisory Fees After Fee Waivers
Multi-Asset Real Return Fund	0.55	0.19

(1)

Effective September 30, 2021, SIMC, the Fund's investment adviser, has contractually agreed to waive or reduce its management fee for a period of one year as necessary to keep the management fee paid by the Fund during the fiscal year from exceeding 0.95%. This fee waiver agreement shall remain in effect until September 30, 2022 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

As of November 30, 2021, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser

Large Cap Fund

Acadian Asset Management LLC

Coho Partners, Ltd.

Cullen Capital Management, Inc.

Fred Alger Management, Inc.

LSV Asset Management*

Mar Vista Investment Partners, LLC

Large Cap Disciplined Equity Fund

Acadian Asset Management LLC

Ceredex Value Advisors, LLC

Coho Partners, Ltd.

Copeland Capital Management LLC

Mackenzie Investments Corporation

Large Cap Index Fund

SSGA Funds Management, Inc.

S&P 500 Index Fund

SSGA Funds Management, Inc.

Extended Market Index Fund

SSGA Funds Management, Inc.

Small Cap Fund

Axiom International Investors, LLC

EAM Investors, LLC

Los Angeles Capital Management, LLC

LSV Asset Management*

Martingale Asset Management, L.P.

Small Cap II Fund

ArrowMark Colorado Holdings, LLC

Copeland Capital Management, LLC

EAM Investors, LLC

Easterly Investment Partners LLC

LMCG Investments, LLC

Los Angeles Capital Management, LLC

Small/Mid Cap Equity Fund

ArrowMark Colorado Holdings, LLC

Axiom International Investors, LLC

Cardinal Capital Management, LLC

Copeland Capital Management, LLC

Jackson Creek Investment Advisors

LSV Asset Management*

U.S. Managed Volatility Fund

Allspring Global Investments, LLC

LSV Asset Management*

Global Managed Volatility Fund

Acadian Asset Management, LLC

Allspring Global Investments, LLC

LSV Asset Management*

World Equity Ex-US Fund

Acadian Asset Management, LLC

AllianceBernstein, L.P.

Allspring Global Investments, LLC

Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust

JOHCM (USA) Inc.

Lazard Asset Management LLC

McKinley Capital Management, LLC

Screened World Equity Ex-US Fund

Acadian Asset Management LLC

Allspring Global Investments, LLC

Lazard Asset Management LLC

McKinley Capital Management, LLC

World Select Equity Fund

AS Trigon Asset Management

Fiera Capital Inc.

Fondmaeglerselskabet Maj Invest A/S

INTECH Investment Management LLC

LSV Asset Management*

Mackenzie Investments Corporation

Metropole Gestion SA

Poplar Forest Capital LLC

Rhicon Currency Management Pte Ltd.

Sompo Japan Nipponkoa Asset Management Co., Ltd.

Towle & Co.

Emerging Markets Equity Fund

Causeway Capital Management LLC

JOHCM (USA) Inc.

KBI Global Investors (North America) Ltd.

Robeco Asset Management

RWC Asset Advisers (US) LLC

WCM Investment Management

Opportunistic Income Fund

Ares Management, LLC

Manulife Investment Management (US) LLC

Wellington Management Company, LLP

Core Fixed Income Fund

Allspring Global Investments, LLC

Jennison Associates LLC

MetLife Investment Management, LLC

Metropolitan West Asset Management, LLC

Western Asset Management Company

Western Asset Management Company Limited

High Yield Bond Fund

Ares Management, LLC

Benefit Street Partners, LLC

Brigade Capital Management, LP

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

J.P. Morgan Investment Management, Inc.

T. Rowe Price Associates, Inc.

Long Duration Fund

Income Research & Management

Jennison Associates LLC

Legal & General Investment Management America, Inc.

Metropolitan West Asset Management LLC

Long Duration Credit Fund

Income Research & Management

Jennison Associates LLC

Legal & General Investment Management America, Inc.

MetLife Investment Management, LLC

Metropolitan West Asset Management LLC

Ultra Short Duration Bond Fund

MetLife Investment Management, LLC

Wellington Management Company, LLP

Emerging Markets Debt Fund

Colchester Global Investors Limited

Marathon Asset Management L.P.

Ninety One UK Limited

Neuberger Berman Investment Advisers, LLC

Stone Harbor Investment Partners, L.P.

Limited Duration Bond Fund

MetLife Investment Management, LLC

Metropolitan West Asset Management LLC

Intermediate Duration Credit Fund

Income Research & Management

Legal & General Investment Management America, Inc.

MetLife Investment Management, LLC

Dynamic Asset Allocation Fund

SSGA Funds Management, Inc.

Multi-Asset Real Return Fund

AllianceBernstein L.P.

Columbia Management Investment Advisers

Credit Suisse Asset Management, LLC

Franklin Advisers, Inc.

* Affiliated

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the period ended November 30, 2021, were as follows ($ Thousands):

Large Cap Disciplined Equity Fund	$21

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers and/or Directors of the Distributor, the Adviser and/or the Administrator. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Distributor or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations.

LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the Large Cap, Small Cap, Small/Mid Cap Equity, Global Managed Volatility, U.S. Managed Volatility and World Select Equity Funds. For this service, LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the period ended November 30, 2021, were as follows ($ Thousands):

Large Cap Fund	$147
Small Cap Fund	203
Small/Mid Cap Equity Fund	548
Global Managed Volatility Fund	1,735
U.S. Managed Volatility Fund	728
World Select Equity Fund	45

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of each Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statements of Operations or Consolidated Statement of Operations and the effect on each Fund’s expense ratio, as a percentage of each Fund’s average daily net assets for the period ended November 30, 2021, can be found on the Financial Highlights or Consolidated Financial Highlights.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust (“SDIT”) Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

A Fund may purchase companies with which it is affiliated to the extent these companies are represented in its benchmark index.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2021 (Unaudited)

allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank

Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the SEI Funds’ Board of Trustees. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

As of and during the six month period ended November 30, 2021, the Trust did not participate in the program.

7. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

	Large Cap Fund		Large Cap Disciplined Equity Fund		Large Cap Index Fund		S&P 500 Index Fund
	6/1/2021 to 11/30/2021 (Unaudited)	6/1/2020 to 5/31/2021	6/1/2021 to 11/30/2021 (Unaudited)	6/1/2020 to 5/31/2021	6/1/2021 to 11/30/2021 (Unaudited)	6/1/2020 to 5/31/2021	6/1/2021 to 11/30/2021 (Unaudited)	6/1/2020 to 5/31/2021
Class A:
Shares Issued	1,113	5,250	8,430	12,404	1,062	1,857	14,051	75,175
Shares Issued in Lieu of Dividends and Distributions	392	4,316	729	11,561	61	268	1,648	10,219
Shares Redeemed	(8,799)	(18,288)	(17,737)	(34,285)	(2,005)	(2,698)	(47,968)	(64,131)
Total Increase (Decrease) in Shares Derived from Class A Transactions	(7,294)	(8,722)	(8,578)	(10,320)	(882)	(573)	(32,269)	21,263

	Extended Market Index Fund		Small Cap Fund		Small Cap II Fund		Small/Mid Cap Equity Fund
	6/1/2021 to 11/30/2021 (Unaudited)	6/1/2020 to 5/31/2021	6/1/2021 to 11/30/2021 (Unaudited)	6/1/2020 to 5/31/2021	6/1/2021 to 11/30/2021 (Unaudited)	6/1/2020 to 5/31/2021	6/1/2021 to 11/30/2021 (Unaudited)	6/1/2020 to 5/31/2021
Class A:
Shares Issued	6,949	21,466	818	1,468	2,506	9,911	3,784	10,206
Shares Issued in Lieu of Dividends and Distributions	295	2,317	48	852	86	273	268	3,645
Shares Redeemed	(9,746)	(28,423)	(2,300)	(6,044)	(7,114)	(11,522)	(13,864)	(25,951)
Total Decrease in Shares Derived from Class A Transactions	(2,502)	(4,640)	(1,434)	(3,724)	(4,522)	(1,338)	(9,812)	(12,100)

	U.S. Equity Factor Allocation Fund		U.S. Managed Volatility Fund		Global Managed Volatility Fund		World Equity Ex-US Fund
	6/1/2021 to 11/30/2021 (Unaudited)	6/1/2020 to 5/31/2021	6/1/2021 to 11/30/2021 (Unaudited)	6/1/2020 to 5/31/2021	6/1/2021 to 11/30/2021 (Unaudited)	6/1/2020 to 5/31/2021	6/1/2021 to 11/30/2021 (Unaudited)	6/1/2020 to 5/31/2021
Class A:
Shares Issued	3,858	21,653	2,834	10,616	16,343	31,060	47,254	79,949
Shares Issued in Lieu of Dividends and Distributions	515	1,255	759	2,111	—	4,882	—	10,655
Shares Redeemed	(12,252)	(24,297)	(10,552)	(39,732)	(33,910)	(81,410)	(54,667)	(152,337)
Total Decrease in Shares Derived from Class A Transactions	(7,879)	(1,389)	(6,959)	(27,005)	(17,567)	(45,468)	(7,413)	(61,733)

	Screened World Equity Ex-US Fund		World Select Equity Fund		Emerging Markets Equity Fund		Opportunistic Income Fund
	6/1/2021 to 11/30/2021 (Unaudited)	6/1/2020 to 5/31/2021	6/1/2021 to 11/30/2021 (Unaudited)	6/1/2020 to 5/31/2021	6/1/2021 to 11/30/2021 (Unaudited)	6/1/2020 to 5/31/2021	6/1/2021 to 11/30/2021 (Unaudited)	6/1/2020 to 5/31/2021
Class A:
Shares Issued	205	1,285	150	2,455	9,525	18,014	5,099	21,600
Shares Issued in Lieu of Dividends and Distributions	—	135	—	1,520	—	1,804	1,340	3,322
Shares Redeemed	(218)	(2,083)	(7,574)	(30,363)	(16,175)	(32,294)	(31,345)	(27,688)
Total Decrease in Shares Derived from Class A Transactions	(13)	(663)	(7,424)	(26,388)	(6,650)	(12,476)	(24,906)	(2,766)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

	Core Fixed Income Fund		High Yield Bond Fund		Long Duration Fund		Long Duration Credit Fund
	6/1/2021 to 11/30/2021 (Unaudited)	6/1/2020 to 5/31/2021	6/1/2021 to 11/30/2021 (Unaudited)	6/1/2020 to 5/31/2021	6/1/2021 to 11/30/2021 (Unaudited)	6/1/2020 to 5/31/2021	6/1/2021 to 11/30/2021 (Unaudited)	6/1/2020 to 5/31/2021
Class A:
Shares Issued	68,278	239,246	18,734	55,586	4,799	34,725	28,427	97,534	†
Shares Issued in Lieu of Dividends and Distributions	7,550	39,965	8,896	22,250	2,122	16,894	5,378	27,663
Shares Redeemed	(61,142)	(91,647)	(34,042)	(53,464)	(24,088)	(33,545)	(93,436)	(56,968)
Total Increase (Decrease) in Shares Derived from Class A Transactions	14,686	187,564	(6,412)	24,372	(17,167)	18,074	(59,631)	68,229

	Ultra Short Duration Bond Fund		Emerging Markets Debt Fund		Real Return Fund		Limited Duration Bond Fund
	6/1/2021 to 11/30/2021 (Unaudited)	6/1/2020 to 5/31/2021	6/1/2021 to 11/30/2021 (Unaudited)	6/1/2020 to 5/31/2021	6/1/2021 to 11/30/2021 (Unaudited)	6/1/2020 to 5/31/2021	6/1/2021 to 11/30/2021 (Unaudited)	6/1/2020 to 5/31/2021
Class A:
Shares Issued	9,041	53,562	20,262	45,580	1,578	10,082	38,699	65,558
Shares Issued in Lieu of Dividends and Distributions	280	726	3,847	4,302	1,109	410	729	3,089
Shares Redeemed	(17,332)	(40,294)	(23,045)	(37,315)	(4,184)	(8,391)	(14,798)	(44,006)
Total Increase (Decrease) in Shares Derived from Class A Transactions	(8,011)	13,994	1,064	12,567	(1,497)	2,101	24,630	24,641

	Intermediate Duration Credit Fund			Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund
	6/1/2021 to 11/30/2021 (Unaudited)	6/1/2020 to 5/31/2021		6/1/2021 to 11/30/2021 (Unaudited)	6/1/2020 to 5/31/2021	6/1/2021 to 11/30/2021 (Unaudited)	6/1/2020 to 5/31/2021
Class A:
Shares Issued	46,771	95,735	†	5,285	8,888	12,141	14,445
Shares Issued in Lieu of Dividends and Distributions	4,572	15,390		—	10,191	—	1,849
Shares Redeemed	(35,928)	(45,304)		(9,094)	(25,713)	(5,850)	(32,175)
Total Increase (Decrease) in Shares Derived from Class A Transactions	15,415	65,821		(3,809)	(6,634)	6,291	(15,881)

† Includes subscriptions as a result of an in-kind transfer of securities (see Note 11).

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale and maturities of securities other than temporary cash investments, during the period ended November 30, 2021, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$360,114	$360,114
Sales	—	496,335	496,335
Large Cap Disciplined Equity Fund
Purchases	—	1,280,750	1,280,750
Sales	—	1,419,920	1,419,920
Large Cap Index Fund
Purchases	—	293,755	293,755
Sales	—	502,784	502,784
S&P 500 Index Fund
Purchases	—	228,973	228,973
Sales	—	946,931	946,931
Extended Market Index Fund
Purchases	—	485,378	485,378
Sales	—	548,808	548,808

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Small Cap Fund
Purchases	$—	$178,747	$178,747
Sales	—	210,279	210,279
Small Cap II Fund
Purchases	—	320,814	320,814
Sales	—	406,233	406,233
Small/Mid Cap Equity Fund
Purchases	—	448,712	448,712
Sales	—	622,659	622,659
U.S. Equity Factor Allocation Fund
Purchases	—	327,047	327,047
Sales	—	463,070	463,070
U.S. Managed Volatility Fund
Purchases	—	258,304	258,304
Sales	—	354,333	354,333
Global Managed Volatility Fund
Purchases	—	653,385	653,385
Sales	—	843,916	843,916
World Equity Ex-US Fund
Purchases	—	3,354,036	3,354,036
Sales	—	3,424,345	3,424,345
Screened World Equity Ex-US Fund
Purchases	—	53,661	53,661
Sales	—	50,984	50,984

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2021 (Unaudited)

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
World Select Equity Fund
Purchases	$—	$100,326	$100,326
Sales	—	188,772	188,772
Emerging Markets Equity Fund
Purchases	—	533,581	533,581
Sales	—	581,676	581,676
Opportunistic Income Fund
Purchases	7,250	161,315	168,565
Sales	32,294	249,084	281,378
Core Fixed Income Fund
Purchases	16,490,023	1,389,447	17,879,470
Sales	16,515,193	1,205,915	17,721,108
High Yield Bond Fund
Purchases	—	611,093	611,093
Sales	—	711,247	711,247
Long Duration Fund
Purchases	624,730	94,816	719,546
Sales	656,832	254,194	911,026
Long Duration Credit Fund
Purchases	1,179,559	473,148	1,652,707
Sales	1,231,710	1,067,083	2,298,793
Ultra Short Duration Bond Fund
Purchases	41,156	88,321	129,477
Sales	33,881	132,887	166,768
Emerging Markets Debt Fund
Purchases	—	935,106	935,106
Sales	—	890,926	890,926
Real Return Fund
Purchases	43,780	—	43,780
Sales	70,873	—	70,873
Limited Duration Bond Fund
Purchases	1,096,817	184,352	1,281,169
Sales	851,039	328,866	1,179,905
Intermediate Duration Credit Fund
Purchases	2,205,604	866,934	3,072,538
Sales	2,161,573	690,117	2,851,690
Dynamic Asset Allocation Fund
Purchases	—	109,799	109,799
Sales	—	262,637	262,637
Multi-Asset Real Return Fund
Purchases	136,579	50,718	187,297
Sales	125,516	47,741	173,257

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to qualify for or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds have each requested private letter rulings from the Internal Revenue Service (“IRS”) concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be “qualifying income” for regulated investment company (“RIC”) qualification purposes, regardless of whether actual distributions are made to the Funds by the respective Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The Dynamic Asset Allocation and Multi-Asset Real Return Funds have secured an opinion of counsel based on customary representations that actual distributions made to the Funds should be treated as “qualifying income”. The Treasury released a proposed regulation in October of 2016 stating that income inclusion from a controlled foreign corporation is treated as dividends i.e. qualifying income only to the extent that the Funds received cash distributions from the subsidiary. The distribution requirement is consistent with the Funds’ policy. The Treasury released a final regulation in March 2019 reversing its position on the proposed regulation by removing the cash distribution requirement. As a conservative measure, the Funds will continue to follow their existing distribution policy.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings (loss), as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two years or periods ended May 31, were as follows:

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Distributions ($ Thousands)	Total ($ Thousands)
Large Cap Fund
2021	$24,814	$45,068	$—	$69,882
2020	27,498	83,436	—	110,934
Large Cap Disciplined Equity Fund
2021	78,121	50,782	—	128,903
2020	$31,591	$184,542	$—	$216,133

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Distributions ($ Thousands)	Total ($ Thousands)
Large Cap Index Fund
2021	34,549	21,791	—	56,340
2020	34,032	245,383	—	279,415
S&P 500 Index Fund
2021	124,356	73,170	—	197,526
2020	94,971	53,774	—	148,745
Extended Market Index Fund
2021	18,602	28,050	—	46,652
2020	16,646	30,850	—	47,496
Small Cap Fund
2021	7,344	6,209	—	13,553
2020	3,445	12,274	—	15,719
Small Cap II Fund
2021	3,278	—	—	3,278
2020	3,438	13,644	—	17,082
Small/Mid Cap Equity Fund
2021	23,971	18,737	—	42,708
2020	10,942	66,185	—	77,127
U.S. Equity Factor Allocation Fund
2021	16,124	—	—	16,124
2020	17,282	—	—	17,282
U.S. Managed Volatility Fund
2021	27,365	1,041	—	28,406
2020	30,031	50,505	—	80,536
Global Managed Volatility Fund
2021	58,756	—	—	58,756
2020	90,508	40,171	—	130,679
World Equity Ex-US Fund
2021	145,033	20,665	—	165,698
2020	222,407	—	—	222,407
Screened World Equity Ex-US Fund
2021	1,926	971	—	2,897
2020	3,025	—	—	3,025
World Select Equity Fund
2021	16,277	—	—	16,277
2020	23,564	—	—	23,564
Emerging Markets Equity Fund
2021	21,250	—	—	21,250
2020	21,069	—	—	21,069
Opportunistic Income Fund
2021	27,332	—	—	27,332
2020	50,855	—	—	50,855
Core Fixed Income Fund
2021	403,900	48,792	—	452,692
2020	296,077	—	—	296,077
High Yield Bond Fund
2021	193,700	—	—	193,700
2020	184,908	—	—	184,908
Long Duration Fund
2021	113,516	41,720	—	155,236
2020	89,826	23,807	—	113,633
Long Duration Credit Fund
2021	246,481	83,354	—	329,835
2020	153,072	—	—	153,072
Ultra Short Duration Bond Fund

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2021 (Unaudited)

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Distributions ($ Thousands)	Total ($ Thousands)
2021	$7,381	$—	$—	$7,381
2020	11,653	—	—	11,653
Emerging Markets Debt Fund
2021	44,973	—	—	44,973
2020	75,714	—	—	75,714
Real Return Fund
2021	4,389	—	—	4,389
2020	7,386	—	—	7,386
Limited Duration Bond Fund
2021	30,787	2,116	—	32,903
2020	32,944	—	—	32,944
Intermediate Duration Credit Fund
2021	154,618	14,392	—	169,010
2020	92,984	—	—	92,984
Dynamic Asset Allocation Fund
2021	38,458	188,348	—	226,806
2020	58,738	183,697	—	242,435
Multi-Asset Real Return Fund
2021	15,099	—	—	15,099
2020	19,163	—	—	19,163

As of May 31, 2021, the components of distributable earnings (accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$38,024	$62,896	$—	$—	$—	$357,499	$(1)	$458,418
Large Cap Disciplined Equity Fund	126,864	68,026	—	—	—	434,974	(2)	629,862
Large Cap Index Fund	23,848	25,627	—	—	—	1,658,802	(3)	1,708,274
S&P 500 Index Fund	38,864	30,349	—	—	—	3,143,318	(1)	3,212,530
Extended Market Index Fund	25,851	145,970	—	—	—	696,812	2	868,635
Small Cap Fund	24,599	19,406	—	—	—	67,212	1	111,218
Small Cap II Fund	42,098	18,946	—	—	—	122,955	(1)	183,998
Small/Mid Cap Equity Fund	57,394	97,680	—	—	—	326,063	—	481,137
U.S. Equity Factor Allocation Fund	52,252	56,563	—	—	—	302,447	—	411,262
U.S. Managed Volatility Fund	18,531	89,524	—	—	—	294,480	(1)	402,534
Global Managed Volatility Fund	66,796	123,912	—	—	—	363,946	(9)	554,645
World Equity Ex-US Fund	365,771	1,133,405	—	—	—	2,334,345	3	3,833,524
Screened World Equity Ex-US Fund	3,917	9,486	—	—	—	31,695	(1)	45,097
World Select Equity Fund	8,732	—	(12,302)	—	—	77,548	(1)	73,977
Emerging Markets Equity Fund	10,901	87,322	—	—	—	348,284	—	446,507
Opportunistic Income Fund	12,446	—	(34,990)	(193)	—	3,671	2	(19,064)
Core Fixed Income Fund	15,564	—	—	(50,177)	—	121,388	(23,842)	62,933
High Yield Bond Fund	10,740	—	(141,790)	(22,195)	—	40,870	(13,465)	(125,840)
Long Duration Fund	1,852	—	—	(14,311)	—	96,722	(12,752)	71,511
Long Duration Credit Fund	12,660	26,050	—	—	—	292,737	(15,192)	316,255
Ultra Short Duration Bond Fund	550	—	(3,746)	(211)	—	1,801	(657)	(2,263)
Emerging Markets Debt Fund	53,673	—	(21,558)	—	—	(20,056)	(41,542)	(29,483)
Real Return Fund	3,393	—	(2,009)	(421)	—	16,806	(1,394)	16,375
Limited Duration Bond Fund	3,005	2,834	—	—	—	8,307	(1,978)	12,168
Intermediate Duration Credit Fund	9,614	10,904	—	—	—	162,308	(1,889)	180,937
Dynamic Asset Allocation Fund	124,592	165,493	—	—	—	1,180,775	1	1,470,861
Multi-Asset Real Return Fund	56,815	—	(47,172)	(8,661)	—	(84,140)	(11,886)	(95,044)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Post-October losses represent losses realized on investment transactions from November 1, 2020 through May 31, 2021 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. Other temporary differences are primarily consist of straddle loss deferrals and dividend payable.

During the year ended May 31, 2021, the funds listed below utilized capital loss carryforwards to offset capital gains ($Thousands):

Small Cap II Fund	$8,030
U.S. Equity Factor Allocation Fund	381
World Equity Ex-US Fund	78,971
Screened World Equity Ex-US Fund	563
World Select Equity Fund	31,534
Emerging Markets Equity Fund	52,910
Ultra Short Duration Bond Fund	64
Emerging Markets Debt Fund	9,326
Real Return Fund	3,289

The Funds have capital losses carried forward as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total * ($ Thousands)
World Select Equity Fund	$12,302	$–	$12,302
Opportunistic Income Fund	2,981	32,009	34,990
High Yield Bond Fund	–	141,790	141,790
Ultra Short Duration Bond Fund	887	2,859	3,746
Emerging Markets Debt Fund	–	21,558	21,558
Real Return Fund	–	2,009	2,009
Multi-Asset Real Return Fund	25,997	21,175	47,172

*This table should be used in conjunction with the capital loss carryforwards table.

For Federal income tax purposes, the cost of investments owned at November 30, 2021, and the net realized gains or losses on investments sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships, passive foreign investment companies, defaulted bond and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at November 30, 2021, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$666,340	$345,835	$(18,060)	$327,775

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Disciplined Equity Fund	$1,244,901	$344,077	$(23,828)	$320,249
Large Cap Index Fund	562,548	1,721,219	(17,034)	1,704,185
S&P 500 Index Fund	2,531,707	3,506,340	(48,167)	3,458,173
Extended Market Index Fund	1,154,180	726,498	(97,016)	629,482
Small Cap Fund	219,083	63,046	(12,736)	50,310
Small Cap II Fund	360,287	95,860	(12,167)	83,693
Small/Mid Cap Equity Fund	830,931	276,405	(31,140)	245,265
U.S. Equity Factor Allocation Fund	735,993	274,690	(21,483)	253,207
U.S. Managed Volatility Fund	809,760	238,642	(32,407)	206,235
Global Managed Volatility Fund	2,271,716	306,462	(137,442)	169,020
World Equity Ex-US Fund	8,185,770	1,663,700	(542,951)	1,120,749
Screened World Equity Ex-US Fund	110,201	21,470	(7,330)	14,140
World Select Equity Fund	200,406	55,596	(9,344)	46,252
Emerging Markets Equity Fund	1,005,174	262,660	(71,774)	190,886
Opportunistic Income Fund	796,590	4,012	(5,628)	(1,616)
Core Fixed Income Fund	10,261,897	200,234	(73,253)	126,981
High Yield Bond Fund	2,655,135	182,936	(89,801)	93,135
Long Duration Fund	1,087,311	136,046	(3,317)	132,729
Long Duration Credit Fund	3,605,769	411,390	(19,167)	392,223
Ultra Short Duration Bond Fund	650,691	717	(1,562)	(845)
Emerging Markets Debt Fund	2,255,429	43,570	(203,088)	(159,518)
Real Return Fund	298,601	12,613	(274)	12,339
Limited Duration Bond Fund	1,899,209	3,197	(7,641)	(4,444)
Intermediate Duration Credit Fund	3,973,407	179,014	(21,486)	157,528
Dynamic Asset Allocation Fund	628,166	1,334,500	(20,362)	1,314,138
Multi-Asset Real Return Fund	798,179	101,404	(7,526)	93,878

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of November 30, 2021, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2021 (Unaudited)

10. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond, Limited Duration Bond, Intermediate Duration Credit and Multi-Asset Real Return Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The World Equity Ex-US, Screened World Equity Ex-US, World Select Equity, Emerging Markets Equity and Emerging Markets Debt Funds concentrate their investments in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The following descriptions provide additional information about some of the risks of investing in the Funds:

American Depositary Receipts (ADRs) Risk — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity.

Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk—With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Collateralized Debt Obligations (CDOs) and Collateralized Loan Obligations (CLOs) Risk — CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease in market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Fund invests. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below. For example, a liquidity crisis in the global credit markets could cause substantial fluctuations in prices for leveraged loans and high-yield debt securities and limited liquidity for such instruments. When the Fund invests in CDOs or CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CDO’s or CLO’s expenses.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Commodity Investments and Derivatives Risk — Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Commodity-Linked Securities Risk — Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in,

foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund’s active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Depositary Receipts Risk — Depositary receipts, such as American Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

Derivatives Risk — The Fund’s use of futures contracts is subject to leverage risk, correlation risk, liquidity risk and market risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Economic Risks of Global Health Events — Global health events and pandemics, such as COVID-19, have the ability to affect—quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2021 (Unaudited)

distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment/Emerging and Frontier Markets Risk — The risk that non-U.S. securities may be subject to additional price volatility, illiquidity and decreases in value due to, among other things, political, social and economic developments abroad, government ownership or control of portions of the private sector or certain companies, trade barriers and currency movements, exchange controls and managed adjustments in relative currency values, and different or new and unsettled securities and tax markets, laws and regulations. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. These risks may be magnified further with respect to “frontier market countries,” which are a subset of emerging market countries with even smaller national economies.

Foreign Issuer Risk — The risk that issuers in foreign countries face political and economic events unique to those countries. These events will not necessarily affect the U.S. economy or similar issuer located in the U.S.

Foreign Sovereign Debt Securities Risk — The risk that non-U.S. securities may be subject to additional price volatility, illiquidity and decreases in value due to, among other things, political, social and economic developments abroad, government ownership or control of portions of the private sector or certain companies, trade barriers and currency movements, exchange controls and managed adjustments in relative currency values, and different or new and unsettled securities and tax markets, laws and regulations. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. These risks may be magnified further with respect to "frontier market countries," which are a subset of emerging market countries with even smaller national economies. Investments in emerging markets are subject to the added risk that information in emerging markets investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging markets investments is publicly available. In addition, the rights and remedies associated with emerging markets investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

risks of investing in emerging markets in comparison to more developed markets.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Company Risk — When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Investment in the Subsidiary Risk — The Subsidiary is not registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk — The Funds’ use of derivatives may result in the Funds’ total investment exposure substantially exceeding the value of its portfolio securities and the Funds’ investment returns depending substantially on the performance of securities that the Funds may not directly own. The use of leverage can amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Funds’ use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events,

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2021 (Unaudited)

the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and to make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Non-Diversified Risk — The Emerging Markets Debt and Multi-Asset Real Return Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, the Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Participation Notes (P-Notes) Risk — P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund's performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Quantitative Investing Risk — A quantitative investment style generally involves the use of computers to implement a systematic or rules-based approach to selecting investments based on specific measurable factors. Due to the significant role technology plays in such strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Redemption Risk — The Funds may experience periods of heavy redemptions that could cause the Funds to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Repurchase Agreements and Reverse Repurchase Agreements Risk — In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the

Fund, may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Sampling Risk — The Fund may not fully replicate the benchmark index and may hold securities not included in the index. As a result, the Fund may not track the return of its benchmark index as well as it would have if the Fund purchased all of the securities in its benchmark index.

Short Sales Risk — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Fund’s share price. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

Small and Medium Capitalization Risk — Small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Social Investment Criteria Risk — The Fund’s portfolio is subject to certain social investment criteria. As a result, the Sub-Advisers may avoid purchasing certain securities for social reasons when it is otherwise economically advantageous to purchase those securities or may sell certain securities for social reasons when it is otherwise economically advantageous to hold those securities. In general, the application of the Fund’s social investment criteria may affect the Fund’s exposure

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2021 (Unaudited)

to certain industries, sectors and geographic areas, which may affect the financial performance of the Fund, positively or negatively, depending on whether these industries or sectors are in or out of favor.

Tax Risk — The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which invests in commodity investments and derivative instruments. To the extent the Fund invests in such instruments directly, it will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Tracking Error Risk — The risk that the Fund’s performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund’s investments and the index’s components and other factors.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

11. IN-KIND TRANSFERS OF SECURITIES

During the year ended May 31, 2021, the Long Duration Credit Fund and Intermediate Duration Credit Fund issued/(redeemed) shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of such transactions.

	Shares Issued (Thousands)	Value ($ Thousands)	Gain ($ Thousands)
Long Duration Credit Fund
09/18/2020	5,494	$68,016	$—
01/26/2021	6,846	80,625	—
Intermediate Duration Credit Fund
09/18/2020	3,984	44,539	—

12. SECURITIES LENDING

To the extent consistent with its Investment Objective and Strategies, a Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking-to-market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity.

Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund, L.P., and the Fund bears all of the gains

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

and losses on such investment. There is no guarantee that these investments will not lose value.

The following is a summary of securities lending agreements held by certain Funds which would be subject to offset as of November 30, 2021 ($ Thousands):

	Securities Loaned at Value	Cash Collateral Received (1)	Net Amount
Large Cap Fund	$5,109	$5,109	$–
Large Cap Index Fund	11,635	11,635	–
S&P 500 Index Fund	8,062	8,062	–
Extended Market Index Fund	79,256	79,256	–
Small Cap Fund	4,471	4,471	–
Small Cap II Fund	12,861	12,861	–
Small/Mid Cap Equity Fund	28,432	28,432	–
World Equity Ex-US Fund	35,839	35,839	–
U.S. Managed Volatility Fund	29,420	29,420	–
Global Managed Volatility Fund	4,736	4,736	–
Core Fixed Income Fund	9,977	9,977	–
Emerging Markets Debt Fund	2,338	2,338	–

(1)

Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See each Fund’s Summary Schedule of Investments or Schedule of Investments for the total collateral received.

13. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of November 30, 2021, SPTC held of record the following:

Fund	% Held
Large Cap Fund	43.59%
Large Cap Disciplined Equity Fund	55.23%
Large Cap Index Fund	57.86%
S&P 500 Index Fund	61.01%
Extended Market Index Fund	60.71%
Small Cap Fund	40.29%
Small Cap II Fund	33.77%
Small/Mid Cap Equity Fund	56.10%
U.S. Equity Factor Allocation Fund	59.02%
U.S. Managed Volatility Fund	51.05%
Global Managed Volatility Fund	56.01%
World Equity Ex-US Fund	58.77%
Screened World Equity Ex-US Fund	100.00%
World Select Equity Fund	86.25%
Emerging Markets Equity Fund	52.77%
Opportunistic Income Fund	75.68%
Core Fixed Income Fund	59.15%
High Yield Bond Fund	49.12%
Long Duration Fund	68.73%
Long Duration Credit Fund	40.20%
Ultra Short Duration Bond Fund	74.23%
Emerging Markets Debt Fund	54.90%
Real Return Fund	65.31%
Limited Duration Bond Fund	72.15%
Intermediate Duration Credit Fund	56.21%
Dynamic Asset Allocation Fund	60.02%
Multi-Asset Real Return Fund	51.67%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

14. REGULATORY MATTERS

On July 27, 2017, the U.K. Financial Conduct Authority announced that it intends to stop compelling or inducing banks to submit London Inter-Bank Offered Rate (LIBOR) rates after 2021. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. The elimination of the LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Such investments may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (SOFR), which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will vary depending on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

15. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Concluded)

November 30, 2021 (Unaudited)

through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements as of November 30, 2021.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

DISCLOSURE OF FUND EXPENSES (Unaudited)

November 30, 2021

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2021 through November 30, 2021).

The table on this page illustrates your fund’s costs in two ways:

●    Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

●    Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 6/1/21	Ending Account Value 11/30/21	Annualized Expense Ratios	Expenses Paid During Period *
Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,040.20	0.18%	$0.92
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.17	0.18%	$0.91
Large Cap Disciplined Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,069.00	0.18%	$0.93
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.17	0.18%	$0.91
Large Cap Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,083.40	0.04%	$0.21
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.87	0.04%	$0.20
S&P 500 Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,093.60	0.04%	$0.21
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.87	0.04%	$0.20

	Beginning Account Value 6/1/21	Ending Account Value 11/30/21	Annualized Expense Ratios	Expenses Paid During Period *
Extended Market Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,000.60	0.06%	$0.28
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.79	0.06%	$0.28
Small Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,015.90	0.44%	$2.22
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.86	0.44%	$2.23
Small Cap II Fund
Actual Fund Return
Class A Shares	$1,000.00	$978.40	0.43%	$2.13
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.91	0.43%	$2.18
Small/Mid Cap Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,013.60	0.42%	$2.12
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.96	0.42%	$2.13

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

November 30, 2021

	Beginning Account Value 6/1/21	Ending Account Value 11/30/21	Annualized Expense Ratios	Expenses Paid During Period *
U.S. Equity Factor Allocation Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,057.90	0.01%	$0.05
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,025.02	0.01%	$0.05
U.S. Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$982.40	0.20%	$0.99
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.07	0.20%	$1.01
Global Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$996.20	0.25%	$1.23
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.84	0.25%	$1.25
World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$924.00	0.27%	$1.30
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.72	0.27%	$1.37
Screened World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$926.50	0.33%	$1.59
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.41	0.33%	$1.67
World Select Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$985.10	0.37%	$1.84
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.21	0.37%	$1.88
Emerging Markets Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$940.90	0.58%	$2.82
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.16	0.58%	$2.94
Opportunistic Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,005.90	0.23%	$1.16
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.92	0.23%	$1.17
Core Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,012.90	0.12%	$0.61
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.47	0.12%	$0.61
High Yield Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,021.60	0.28%	$1.42
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.67	0.28%	$1.42

	Beginning Account Value 6/1/21	Ending Account Value 11/30/21	Annualized Expense Ratios	Expenses Paid During Period *
Long Duration Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,065.40	0.14%	$0.72
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.37	0.14%	$0.71
Long Duration Credit Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,056.30	0.14%	$0.72
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.37	0.14%	$0.71
Ultra Short Duration Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,000.20	0.12%	$0.60
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.47	0.12%	$0.61
Emerging Markets Debt Fund
Actual Fund Return
Class A Shares	$1,000.00	$948.40	0.40%	$1.96
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.07	0.40%	$2.04
Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,022.90	0.02%	$0.10
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.97	0.02%	$0.10
Limited Duration Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$997.90	0.11%	$0.55
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.52	0.11%	$0.56
Intermediate Duration Credit Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,018.60	0.15%	$0.76
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.32	0.15%	$0.76
Dynamic Asset Allocation Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,211.80	0.08%	$0.44
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.53	0.08%	$0.40
Multi-Asset Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,017.10	0.38%	$1.92
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.16	0.38%	$1.93

* Expenses are equal to the Fund’s annualized expense ratio, including dividend expense, if applicable, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENT (Unaudited)

SEI Institutional Investments Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain of the Sub-Advisers regarding: (i) the quality of each Sub-Adviser’s investment management and other services; (ii) each Sub-Adviser’s investment management personnel; (iii) each Sub-Adviser’s operations and financial condition; (iv) each Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the sub-advisory fees that SIMC pays each Sub-Adviser, compared with fees each charge to comparable accounts; (vi) the level of each Sub-Adviser’s profitability from their Fund-related operations; (vii) each Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (viii) each Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (ix) each Sub-Adviser’s expertise and resources in domestic and/or international financial markets; and (x) the Funds’ performance over various periods of time.

Certain Sub-Advisory Agreements were either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed at meetings of the Board held during the course of the Trust’s fiscal year on June 21-23, 2021, August 4, 2021, September 13-15, 2021 and October 20, 2021. In each case, the Board’s approval (or renewal) was based on its consideration and evaluation of the factors described

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENT (Unaudited) (Concluded)

above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the initial approval or renewal of the Sub-Advisory Agreements.

Performance. In determining whether to approve or renew the Sub-Advisory Agreements, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of the Sub-Advisory Agreements, the Board considered the performance of each Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Sub-Advisory Agreements, the Trustees considered the rate of compensation called for by the Sub-Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported approval or renewal of the Sub-Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of the Sub-Advisers is reasonable and supported renewal of the Sub-Advisory Agreements.

Economies of Scale. The Trustees considered whether any economies of scale were being realized by the Sub-Advisers in connection with the Fund as Fund assets grow, and, if so, whether the benefits of such economies of scale were passed along to the Funds or Funds’ shareholders through a graduated investment advisory fee schedule or other means. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the sub-advisory fees were reasonable in light of the information that was provided by the Sub-Advisers with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Sub-Advisory Agreements and concluded that the compensation under the Sub-Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

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SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2021

Robert A. Nesher, Chairman

Trustees

William M. Doran

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-120 (11/21)

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Fund, Large Cap Disciplined Equity Fund, Large Cap Index Fund, S&P 500 Index Fund, Extended Market Index Fund, Small Cap Fund, Small Cap II Fund, Small/Mid Cap Equity Fund, U.S. Equity Factor Allocation Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund, World Equity Ex-US Fund, Screened World Equity Ex-US Fund, World Select Equity Fund and Emerging Markets Equity Fund and the Consolidated Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Dynamic Asset Allocation Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Opportunistic Income Fund, Core Fixed Income Fund, High Yield Bond Fund, Long Duration Fund, Long Duration Credit Fund, Ultra Short Duration Bond Fund, Emerging Markets Debt Fund, Real Return Fund, Limited Duration Bond Fund and Intermediate Duration Credit Fund and the Consolidated Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Multi-Asset Real Return Fund are included as part of the report to shareholders filed under Item 1 of this form.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.5%

Communication Services — 6.3%
Alphabet Inc, Cl A *	1,509	$4,282
Alphabet Inc, Cl C *	6,590	18,775
AT&T Inc	232,784	5,315
BCE Inc (A)	93,523	4,711
Comcast Corp, Cl A	35,600	1,779
Fox Corp	47,250	1,687
Integral Ad Science Holding *	3,330	75
Liberty Media Corp-Liberty Formula One, Cl A *	1,410	81
Liberty Media Corp-Liberty Formula One, Cl C *	5,697	347
Liberty Media Corp-Liberty SiriusXM, Cl A *	14,943	729
Liberty Media Corp-Liberty SiriusXM, Cl C *	11,643	570
Live Nation Entertainment Inc *	18,786	2,004
Meta Platforms Inc, Cl A *	22,956	7,448
Netflix Inc *	8,374	5,375
News Corp, Cl A	4,189	91
Roku Inc, Cl A *	2,629	598
Sea Ltd ADR *	4,446	1,281
Spotify Technology SA *	1,361	325
TEGNA Inc	76,800	1,517
Verizon Communications Inc	87,109	4,379
ViacomCBS Inc, Cl B	39,700	1,229
ZoomInfo Technologies, Cl A *	359	22

		62,620
Consumer Discretionary — 11.2%
Acushnet Holdings Corp	4,936	268
Airbnb Inc, Cl A *	533	92
Amazon.com Inc *	6,594	23,125
AutoZone Inc *	53	96
Best Buy Co Inc	14,300	1,528
Big Lots Inc	15,700	681
Booking Holdings Inc *	236	496
Boot Barn Holdings Inc *	475	58
Carvana Co, Cl A *	2,927	821
Columbia Sportswear Co	2,815	275
Dollar General Corp	19,485	4,312
DR Horton Inc	4,398	430
eBay Inc	26,600	1,794
Foot Locker Inc	24,800	1,132
Ford Motor Co	226,152	4,340
General Motors Co *	107,098	6,198
Genuine Parts Co	41,125	5,253
Goodyear Tire & Rubber Co/The *	72,100	1,450
Hanesbrands Inc	11,488	185
Harley-Davidson Inc	25,500	934
Home Depot Inc/The	7,625	3,055
Hyatt Hotels Corp, Cl A *	7,935	625
KB Home	23,100	924
Kohl's Corp	15,531	796

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lear Corp	8,800	$1,477
Levi Strauss & Co, Cl A	9,918	254
Lithia Motors Inc, Cl A	1,708	498
Lowe's Cos Inc	47,309	11,571
Lululemon Athletica Inc *	820	373
Macy's Inc	53,200	1,516
McDonald's Corp	2,314	566
Meritage Homes Corp *	2,341	264
MGM Resorts International	47,455	1,878
NIKE Inc, Cl B	34,047	5,762
O'Reilly Automotive Inc *	238	152
Pool Corp	826	458
PulteGroup Inc	30,600	1,531
PVH Corp	5,009	535
RH *	64	37
Ross Stores Inc	41,396	4,516
Starbucks Corp	23,193	2,543
Steven Madden Ltd	18,384	872
Tapestry Inc	2,260	91
Target Corp	31,675	7,724
Tesla Inc *	6,494	7,434
Ulta Beauty Inc *	613	235
Under Armour Inc, Cl A *	6,908	163
Under Armour Inc, Cl C *	9,265	186
Whirlpool Corp	9,600	2,090

		111,594
Consumer Staples — 7.2%
Altria Group Inc	99,163	4,228
Central Garden & Pet Co, Cl A *	6,645	288
Coca-Cola Co/The	78,805	4,133
Coca-Cola Consolidated Inc	232	132
Colgate-Palmolive Co	40,963	3,073
Conagra Brands Inc	112,884	3,449
Costco Wholesale Corp	2,274	1,227
Diageo PLC ADR	18,031	3,663
Estee Lauder Cos Inc/The, Cl A	374	124
Inter Parfums Inc	3,103	273
J M Smucker Co/The	35,237	4,457
Kimberly-Clark Corp	27,729	3,613
Kraft Heinz Co/The	46,500	1,563
Kroger Co/The	130,560	5,422
Molson Coors Beverage Co, Cl B	24,900	1,107
Mondelez International Inc, Cl A	38,232	2,253
PepsiCo Inc	28,358	4,531
Philip Morris International Inc	89,509	7,693
Procter & Gamble Co/The	622	90
Sysco Corp	46,730	3,273
Tyson Foods Inc, Cl A	33,000	2,606
Unilever PLC ADR	150,544	7,655
US Foods Holding Corp *	18,085	568
Walgreens Boots Alliance Inc	81,674	3,659

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Walmart Inc	15,618	$2,196

		71,276
Energy — 2.5%
Black Stone Minerals	13,572	152
Chevron Corp	81,573	9,207
ConocoPhillips	73,687	5,168
Devon Energy Corp	23,300	980
Diamondback Energy Inc	521	56
Exxon Mobil Corp	95,557	5,718
Marathon Oil Corp	24,792	384
Marathon Petroleum Corp	21,900	1,333
Ovintiv Inc	697	24
Phillips 66	13,800	954
Southwestern Energy Co *	9,470	42
Valero Energy Corp	12,500	837

		24,855
Financials — 15.0%
Aflac Inc	21,300	1,153
Allstate Corp/The	23,300	2,533
Ally Financial Inc	41,901	1,920
Ameriprise Financial Inc	10,600	3,070
Annaly Capital Management Inc ‡	121,900	987
Aon PLC, Cl A	577	171
Arthur J Gallagher & Co	8,824	1,437
Bank of America Corp	196,810	8,752
Berkshire Hathaway Inc, Cl B *	32,092	8,880
BlackRock Inc, Cl A	69	62
Brighthouse Financial Inc *	5,044	245
Brown & Brown Inc	11,967	771
Capital One Financial Corp	13,572	1,907
Carlyle Group Inc/The	15,223	833
Charles Schwab Corp/The	77,439	5,993
Chubb Ltd	27,950	5,016
Citigroup Inc	110,256	7,023
Citizens Financial Group Inc	71,900	3,399
CME Group Inc, Cl A	729	161
CNA Financial Corp	13,500	562
Comerica Inc	4,675	386
Discover Financial Services	13,500	1,456
Equitable Holdings Inc	22,117	696
Everest Re Group Ltd	5,000	1,282
FactSet Research Systems Inc	791	371
Fifth Third Bancorp	64,200	2,706
First American Financial Corp	20,850	1,547
First Republic Bank/CA	41,854	8,775
Genworth Financial Inc, Cl A *	13,934	53
Goldman Sachs Group Inc/The	7,910	3,014
Hancock Whitney Corp	1,506	72
Hartford Financial Services Group Inc/The	25,500	1,686
Intercontinental Exchange Inc	7,722	1,009
Invesco Ltd	12,653	282

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
JPMorgan Chase & Co	44,322	$7,040
KeyCorp	107,355	2,409
Lincoln National Corp	15,900	1,055
Markel Corp *	4,829	5,770
Marsh & McLennan Cos Inc	20,234	3,319
MetLife Inc	30,300	1,777
MGIC Investment Corp	82,300	1,160
Moody's Corp	16,071	6,278
Morgan Stanley	90,438	8,575
MSCI Inc, Cl A	398	251
Navient Corp	52,300	1,032
Northern Trust Corp	3,176	367
OneMain Holdings Inc, Cl A	5,558	277
Prudential Financial Inc	11,200	1,145
Radian Group Inc	42,900	874
Regions Financial Corp	99,900	2,273
S&P Global Inc	5,264	2,399
Signature Bank/New York NY	8,188	2,475
State Street Corp	79,981	7,116
Stifel Financial Corp	568	40
Travelers Cos Inc/The	17,490	2,570
Truist Financial Corp	77,214	4,580
UMB Financial Corp	3,391	341
Unum Group	30,100	695
US Bancorp	125,826	6,963
Valley National Bancorp	43,513	585
Wells Fargo & Co	6,590	315

		149,891
Health Care — 13.7%
Abbott Laboratories	14,397	1,811
AbbVie Inc	21,200	2,444
Align Technology Inc *	1,632	998
AmerisourceBergen Corp, Cl A	30,489	3,529
Amgen Inc	29,810	5,928
AMN Healthcare Services Inc *	4,574	522
Anthem Inc	2,202	895
Becton Dickinson and Co	689	164
Biogen Inc *	1,950	460
Bio-Rad Laboratories Inc, Cl A *	1,822	1,372
Bristol-Myers Squibb Co	63,400	3,400
Bruker Corp	2,699	219
Cardinal Health Inc	29,900	1,382
Catalent Inc *	16,886	2,173
CVS Health Corp	102,775	9,153
Danaher Corp	10,257	3,299
Dexcom Inc *	1,935	1,089
Doximity, Cl A *	10,799	731
Eli Lilly & Co	15,208	3,772
Gilead Sciences Inc	31,694	2,184
HCA Healthcare Inc	7,952	1,794
Humana Inc	260	109
Johnson & Johnson	106,828	16,658

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Laboratory Corp of America Holdings *	1,304	$372
McKesson Corp	15,145	3,283
Medtronic PLC	55,982	5,973
Merck & Co Inc	124,453	9,323
Mettler-Toledo International Inc *	3,771	5,710
Moderna Inc *	100	35
Molina Healthcare Inc *	1,740	496
Natera Inc *	5,301	485
Novartis AG ADR	50,300	4,009
Organon & Co	4,167	122
Perrigo Co PLC	82,919	3,044
Pfizer Inc	262,799	14,120
Prestige Consumer Healthcare Inc *	1,448	81
Quest Diagnostics Inc	16,806	2,499
Regeneron Pharmaceuticals Inc *	2,489	1,584
Sarepta Therapeutics Inc *	1,403	113
STERIS PLC	2,129	465
Teleflex Inc	6,034	1,795
Thermo Fisher Scientific Inc	7,606	4,813
UnitedHealth Group Inc	25,292	11,235
Universal Health Services Inc, Cl B	6,800	807
Veeva Systems Inc, Cl A *	1,494	422
Viatris Inc, Cl W *	17,730	218
Waters Corp *	309	101
Zoetis Inc, Cl A	3,023	671

		135,862
Industrials — 9.8%
3M Co	23,019	3,914
Acuity Brands Inc	6,320	1,273
AGCO Corp	14,900	1,642
Alight Inc *	57,984	603
Allison Transmission Holdings Inc, Cl A	34,800	1,204
AMERCO *	105	74
American Airlines Group Inc *(A)	28,600	506
AMETEK Inc	19,092	2,606
Axon Enterprise Inc *	848	143
Boeing Co/The *	2,084	412
Builders FirstSource Inc *	13,158	914
Caterpillar Inc	4,452	861
Cintas Corp	2,722	1,149
Copart Inc *	2,406	349
CSX Corp	3,466	120
Cummins Inc	9,700	2,034
Deere & Co	3,771	1,303
Delta Air Lines Inc *	24,500	887
Dover Corp	997	163
Eaton Corp PLC	16,536	2,680
Encore Wire Corp	522	73
Equifax Inc	1,623	452
Expeditors International of Washington Inc	940	114
Fastenal Co	5,375	318
FedEx Corp	2,736	630

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fortive Corp	54,063	$3,994
Gates Industrial Corp PLC *	10,717	172
General Dynamics Corp	16,679	3,152
General Electric Co	1,000	95
GMS Inc *	7,311	408
Honeywell International Inc	31,685	6,408
Huntington Ingalls Industries Inc	7,900	1,402
Insperity Inc	1,483	172
JB Hunt Transport Services Inc	791	151
Johnson Controls International plc	64,619	4,831
Kadant Inc	535	125
Kennametal Inc	8,668	307
Korn Ferry	1,841	134
L3Harris Technologies Inc	7,300	1,526
ManpowerGroup Inc	11,900	1,067
Nordson Corp	1,046	266
Northrop Grumman Corp	3,035	1,059
Oshkosh Corp	8,400	904
Parker-Hannifin Corp	986	298
Pentair PLC	3,859	284
Raytheon Technologies Corp	60,808	4,921
Republic Services Inc, Cl A	4,187	554
Rockwell Automation Inc	1,291	434
Roper Technologies Inc	7,064	3,279
Ryder System Inc	495	41
Saia Inc *	1,092	362
Schneider National Inc, Cl B	10,028	247
Siemens AG ADR	56,094	4,490
SiteOne Landscape Supply Inc *	2,290	550
Snap-on Inc	4,900	1,009
SPX FLOW Inc	925	77
Stanley Black & Decker Inc	14,836	2,593
Textron Inc	33,532	2,374
TransDigm Group Inc *	12,702	7,342
TransUnion	1,247	139
Trex Co Inc *	296	39
TriNet Group Inc *	4,305	432
Uber Technologies Inc *	31,186	1,185
UFP Industries Inc	1,539	128
Union Pacific Corp	5,475	1,290
United Airlines Holdings Inc *	21,000	887
United Parcel Service Inc, Cl B	38,150	7,568
United Rentals Inc *	761	258
Watsco Inc	2,588	758
WW Grainger Inc	9,557	4,601

		96,737
Information Technology — 23.9%
Accenture PLC, Cl A	6,721	2,402
Adobe Inc *	19,650	13,163
Advanced Micro Devices Inc *	20,982	3,323
Akamai Technologies Inc *	1,679	189
Allegro MicroSystems Inc *	1,665	52

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Amphenol Corp, Cl A	43,550	$3,509
Apple Inc	165,750	27,398
Applied Materials Inc	41,555	6,117
Arista Networks Inc *	7,744	961
Arrow Electronics Inc *	12,200	1,484
Atlassian Corp PLC, Cl A *	4,055	1,526
Automatic Data Processing Inc	10,258	2,369
Bill.com Holdings Inc *	3,350	941
Broadcom Inc	12,641	6,999
Cadence Design Systems Inc *	7,631	1,354
Ceridian HCM Holding Inc *	4,625	506
Cisco Systems Inc/Delaware	138,114	7,574
Cloudflare Inc, Cl A *	1,269	239
Confluent, Cl A *	416	33
Crowdstrike Holdings Inc, Cl A *	2,755	598
Datadog Inc, Cl A *	2,777	495
Dell Technologies Inc, Cl C *	15,390	869
Dlocal, Cl A *	14,680	487
DocuSign Inc, Cl A *	466	115
DXC Technology Co *	24,600	738
EPAM Systems Inc *	2,371	1,443
ExlService Holdings Inc *	2,745	357
Fabrinet *	1,410	156
Fair Isaac Corp *	317	112
Fortinet Inc *	209	69
Gartner Inc *	910	284
Global Payments Inc	25,883	3,081
GoDaddy Inc, Cl A *	1,885	132
Hewlett Packard Enterprise Co	108,400	1,556
HP Inc	77,800	2,745
Intel Corp	202,531	9,964
International Business Machines Corp	20,298	2,377
Intuit Inc	21,968	14,330
Keysight Technologies Inc *	3,069	597
KLA Corp	2,179	889
Kyndryl Holdings Inc *	2,460	39
LiveRamp Holdings Inc *	661	31
Manhattan Associates Inc *	1,693	264
Marqeta, Cl A *	44,173	868
Marvell Technology Inc	2,303	164
Microchip Technology Inc	126,185	10,528
Micron Technology Inc	31,764	2,668
Microsoft Corp	107,340	35,485
Mimecast Ltd *	764	62
MongoDB Inc, Cl A *	245	122
National Instruments Corp	3,861	160
NCR Corp *	20,400	794
NetApp Inc	340	30
New Relic Inc *	487	54
Nutanix Inc, Cl A *	5,100	169
NVIDIA Corp	28,122	9,189
Okta Inc, Cl A *	1,524	328

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ON Semiconductor Corp *	3,049	$187
Oracle Corp	49,658	4,506
Palo Alto Networks Inc *	427	234
Paylocity Holding Corp *	667	168
PayPal Holdings Inc *	12,733	2,354
Pure Storage Inc, Cl A *	10,447	324
QUALCOMM Inc	29,252	5,282
RingCentral Inc, Cl A *	743	161
salesforce.com *	34,611	9,863
SAP SE ADR	24,962	3,206
Seagate Technology Holdings PLC	27,700	2,844
ServiceNow Inc *	963	624
Snap Inc, Cl A *	29,066	1,384
Snowflake Inc, Cl A *	1,762	599
SolarEdge Technologies Inc *	4,614	1,512
Square Inc, Cl A *	4,926	1,026
SS&C Technologies Holdings Inc	1,764	135
Super Micro Computer Inc *	1,983	82
Synopsys Inc *	3,231	1,102
Trade Desk Inc/The, Cl A *	1,873	194
Twilio Inc, Cl A *	5,093	1,457
Tyler Technologies Inc *	812	421
Unity Software Inc *	7,555	1,302
Visa Inc, Cl A	33,627	6,516
Vishay Intertechnology Inc	46,100	939
VMware Inc, Cl A *	6,752	788
Vontier Corp	126,888	3,998
Western Union Co/The	49,400	782
Workday Inc, Cl A *	3,134	859
Xerox Holdings Corp	46,300	853

		236,190
Materials — 3.7%
Air Products and Chemicals Inc	19,074	5,483
Berry Global Group Inc *	19,500	1,346
Celanese Corp, Cl A	5,963	903
CF Industries Holdings Inc	10,285	623
Chemours Co/The	42,596	1,265
Corteva Inc	619	28
Dow Inc	51,632	2,836
Ecolab Inc	10,072	2,231
Greif Inc, Cl A	1,050	64
Huntsman Corp	67,434	2,137
Ingevity Corp *	10,801	777
International Paper Co	23,200	1,056
Linde PLC	10,590	3,369
LyondellBasell Industries NV, Cl A	22,786	1,985
Martin Marietta Materials Inc	301	121
O-I Glass Inc, Cl I *	60,000	664
Packaging Corp of America	6,694	874
Reliance Steel & Aluminum Co	13,358	1,985
RPM International Inc	46,171	4,203
Southern Copper Corp	1,989	116

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Steel Dynamics Inc	14,500	$867
Sylvamo Corp *	2,109	64
Valvoline Inc	23,600	804
Vulcan Materials Co	170	33
Westlake Chemical Corp	13,626	1,266
Westrock Co	40,000	1,736

		36,836
Real Estate — 2.5%
American Tower Corp, Cl A ‡	21,568	5,661
Brixmor Property Group Inc ‡	57,377	1,305
Equity Residential ‡	8,038	686
Extra Space Storage Inc ‡	2,577	515
Federal Realty Investment Trust ‡	7,533	924
Gaming and Leisure Properties Inc ‡	33,145	1,496
Healthpeak Properties Inc ‡	110,289	3,624
Life Storage Inc ‡	5,389	712
Macerich Co/The ‡	2,555	48
Public Storage ‡	4,548	1,489
Service Properties Trust ‡	37,100	316
Simon Property Group Inc ‡	10,528	1,609
Sun Communities Inc ‡	4,730	892
VICI Properties Inc ‡	100,580	2,736
Welltower Inc ‡	41,674	3,318

		25,331
Utilities — 1.7%
DTE Energy Co	2,966	321
Duke Energy Corp	35,726	3,466
Evergy Inc	18,400	1,165
Exelon Corp	13,520	713
Hawaiian Electric Industries Inc	637	24
MDU Resources Group Inc	43,500	1,185

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
National Fuel Gas Co	14,694	$849
NextEra Energy Inc	63,421	5,504
NRG Energy Inc	34,300	1,235
UGI Corp	19,250	794
Vistra Corp	56,888	1,131
WEC Energy Group Inc	669	58

		16,445
Total Common Stock
(Cost $639,864) ($ Thousands)		967,637

AFFILIATED PARTNERSHIP — 0.5%
SEI Liquidity Fund, L.P.
0.020% **†(B)	5,250,179	5,253

Total Affiliated Partnership
(Cost $5,251) ($ Thousands)		5,253

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	21,224,588	21,225

Total Cash Equivalent
(Cost $21,225) ($ Thousands)		21,225

Total Investments in Securities — 100.1%
(Cost $666,340) ($ Thousands)		$994,115

A list of the open futures contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	48	Dec-2021	$10,745	$10,959	$214
S&P Mid Cap 400 Index E-MINI	5	Dec-2021	1,421	1,353	(68)
			$12,166	$12,312	$146

Percentages are based on Net Assets of $992,717 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2021 (see Note 12). The total market value of securities on loan at November 30, 2021 was $5,109 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2021 was $5,253 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
S&P — Standard & Poor’s

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Large Cap Fund (Concluded)

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	967,637	–	–	967,637
Affiliated Partnership	–	5,253	–	5,253
Cash Equivalent	21,225	–	–	21,225
Total Investments in Securities	988,862	5,253	–	994,115

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	214	–	–	214
Unrealized Depreciation	(68)	–	–	(68)
Total Other Financial Instruments	146	–	–	146

*	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$625	$38,652	$(34,024)	$—	$—	$5,253	5,250,179	$11	$—
SEI Daily Income Trust, Government Fund, Cl F	22,716	190,852	(192,343)	—	—	21,225	21,224,588	1	—
Totals	$23,341	$229,504	$(226,367)	$—	$—	$26,478		$12	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Large Cap Disciplined Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 90.9%

Communication Services — 4.6%
Activision Blizzard Inc	27,566	$1,615
Alphabet Inc, Cl A *	4,866	13,810
Alphabet Inc, Cl C *	4,581	13,051
Altice USA Inc, Cl A *	31,100	493
AT&T Inc	33,324	761
Comcast Corp, Cl A	62,369	3,117
Interpublic Group of Cos Inc/The	39,300	1,304
Liberty Media Corp-Liberty SiriusXM, Cl C *	76,050	3,721
Live Nation Entertainment Inc *	43,891	4,681
Meta Platforms Inc, Cl A *	69,003	22,388
Netflix Inc *	5,041	3,236
News Corp	11,809	255
News Corp, Cl A	20,236	438
Omnicom Group Inc	26,515	1,785
Playtika Holding Corp *	6,300	108
Verizon Communications Inc	105,461	5,301
ViacomCBS Inc, Cl B	14,800	458

		76,522
Consumer Discretionary — 8.9%
Advance Auto Parts Inc	20,906	4,614
Airbnb Inc, Cl A *	619	107
Amazon.com Inc *	6,315	22,147
AutoZone Inc *	2,571	4,672
Booking Holdings Inc *	804	1,690
BorgWarner Inc	131,053	5,672
Capri Holdings Ltd *	19,600	1,161
Chewy Inc, Cl A *	26,700	1,823
Columbia Sportswear Co	18,827	1,836
Dillard's Inc, Cl A	1,000	274
Dollar General Corp	41,166	9,110
DoorDash Inc, Cl A *	5,400	965
DR Horton Inc	64,880	6,339
Ford Motor Co	224,523	4,309
General Motors Co *	58,274	3,372
Genuine Parts Co	8,771	1,120
Hanesbrands Inc	29,447	476
Home Depot Inc/The	39,841	15,960
Hyatt Hotels Corp, Cl A *	11,167	880
Kohl's Corp	27,970	1,433
Levi Strauss & Co, Cl A	33,246	850
Lowe's Cos Inc	45,698	11,177
Macy's Inc	3,010	86
McDonald's Corp	4,225	1,034
NIKE Inc, Cl B	30,934	5,235
Planet Fitness Inc, Cl A *	12,600	1,029
Pool Corp	8,330	4,616
PVH Corp	34,303	3,663
Ralph Lauren Corp, Cl A	70,331	8,161
Ross Stores Inc	54,766	5,974
Starbucks Corp	25,187	2,762

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Target Corp	13,500	$3,292
Tesla Inc *	10,226	11,706
TJX Cos Inc/The	1,300	90
Ulta Beauty Inc *	339	130
Under Armour Inc, Cl A *	16,738	395
Under Armour Inc, Cl C *	21,590	433

		148,593
Consumer Staples — 6.1%
Altria Group Inc	72,916	3,109
Bunge Ltd	2,948	255
Church & Dwight Co Inc	39,315	3,514
Coca-Cola Co/The	202,364	10,614
Coca-Cola Europacific Partners PLC	176,669	8,722
Conagra Brands Inc	119,338	3,646
Costco Wholesale Corp	28,041	15,125
Estee Lauder Cos Inc/The, Cl A	17,209	5,715
J M Smucker Co/The	28,896	3,655
Kroger Co/The	79,797	3,314
Mondelez International Inc, Cl A	85,833	5,059
PepsiCo Inc	43,304	6,919
Philip Morris International Inc	49,968	4,294
Procter & Gamble Co/The	42,727	6,177
Sysco Corp	68,538	4,800
Unilever PLC ADR	62,838	3,195
Walmart Inc	91,130	12,816

		100,929
Energy — 3.0%
Antero Resources Corp *	10,799	190
Baker Hughes Co, Cl A	490,914	11,458
Chevron Corp	63,339	7,149
ConocoPhillips	60,831	4,266
EQT Corp *	158,300	3,076
Exxon Mobil Corp	191,120	11,436
Marathon Oil Corp	73,727	1,142
Marathon Petroleum Corp	80,987	4,928
Ovintiv Inc	56,371	1,959
Pioneer Natural Resources Co	22,483	4,009
Southwestern Energy Co *	6,627	30

		49,643
Financials — 12.1%
Affiliated Managers Group Inc	16,600	2,824
Allstate Corp/The	35,400	3,849
Ally Financial	32,989	1,512
American Express Co	28,416	4,328
American International Group Inc	10,228	538
Ameriprise Financial Inc	14,628	4,236
Aon PLC, Cl A	3,658	1,082
Arthur J Gallagher & Co	24,754	4,032
Bank of America Corp	355,849	15,825
Berkshire Hathaway Inc, Cl B *	34,828	9,637
BlackRock Inc, Cl A	5,513	4,987

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BOK Financial Corp	8,000	$826
Brown & Brown Inc	26,730	1,722
Capital One Financial Corp	96,626	13,579
Carlyle Group Inc/The	25,856	1,414
Charles Schwab Corp/The	9,362	725
Citigroup Inc	123,198	7,848
CME Group Inc, Cl A	6,509	1,435
Comerica Inc	12,737	1,051
Discover Financial Services	36,582	3,945
East West Bancorp Inc	39,600	3,049
Equitable Holdings Inc	89,883	2,828
FactSet Research Systems Inc	8,153	3,820
Goldman Sachs Group Inc/The	6,497	2,475
Hartford Financial Services Group Inc/The	60,451	3,996
Intercontinental Exchange Inc	33,240	4,345
Invesco Ltd	34,301	766
JPMorgan Chase & Co	75,932	12,060
KeyCorp	79,155	1,776
Lincoln National Corp	8,400	557
MarketAxess Holdings Inc	7,866	2,774
Marsh & McLennan Cos Inc	43,903	7,201
MetLife Inc	14,696	862
Moody's Corp	1,752	684
Northern Trust Corp	9,405	1,088
OneMain Holdings Inc, Cl A	61,100	3,042
Popular Inc	29,500	2,296
Progressive Corp/The	95,130	8,841
Prosperity Bancshares Inc	31,300	2,231
S&P Global Inc	8,717	3,973
State Street Corp	81,902	7,287
Synchrony Financial	306,901	13,746
Travelers Cos Inc/The	14,700	2,160
Unum Group	122,600	2,832
US Bancorp	115,971	6,418
Wells Fargo & Co	33,732	1,612
Willis Towers Watson PLC	46,186	10,431

		198,545
Health Care — 13.0%
Abbott Laboratories	53,630	6,745
ABIOMED Inc *	7,800	2,455
Agilent Technologies Inc	14,800	2,233
Align Technology Inc *	1,180	722
AmerisourceBergen Corp, Cl A	48,053	5,562
Amgen Inc	29,262	5,820
AMN Healthcare Services Inc *	12,964	1,478
Anthem Inc	10,014	4,068
Becton Dickinson and Co	3,125	741
Biogen Inc *	3,484	821
BioMarin Pharmaceutical Inc *	20,400	1,760
Bio-Rad Laboratories Inc, Cl A *	5,512	4,152
Bruker Corp	49,404	4,001
Centene Corp *	56,300	4,020

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cerner Corp	2,072	$146
Chemed Corp	5,827	2,712
CVS Health Corp	156,241	13,915
Danaher Corp	3,063	985
DENTSPLY SIRONA Inc	138,733	6,762
Dexcom Inc *	1,178	663
Eli Lilly & Co	27,000	6,697
Gilead Sciences Inc	16,918	1,166
HCA Healthcare Inc	26,087	5,885
Humana Inc	24,935	10,466
IDEXX Laboratories Inc *	2,942	1,789
Insulet Corp *	3,300	952
Johnson & Johnson	135,100	21,066
Laboratory Corp of America Holdings *	2,086	595
McKesson Corp	9,910	2,148
Medtronic PLC	113,891	12,152
Merck & Co Inc	65,481	4,905
Mettler-Toledo International Inc *	4,215	6,382
Molina Healthcare Inc *	5,088	1,451
Neurocrine Biosciences Inc *	10,200	849
Organon & Co	5,066	148
PerkinElmer Inc	31,041	5,655
Perrigo Co PLC	62,549	2,296
Pfizer Inc	164,496	8,839
Regeneron Pharmaceuticals Inc *	1,786	1,137
Seagen Inc *	11,400	1,824
STERIS PLC	3,187	697
Tenet Healthcare Corp *	5,028	366
Thermo Fisher Scientific Inc	11,290	7,145
United Therapeutics Corp *	8,500	1,611
UnitedHealth Group Inc	71,569	31,792
Veeva Systems Inc, Cl A *	243	69
Waters Corp *	1,305	428
Zoetis Inc, Cl A	27,974	6,211

		214,482
Industrials — 9.2%
Alight Inc *	51,327	534
AMERCO *	5,578	3,930
AMETEK Inc	8,391	1,145
Boeing Co/The *	3,632	719
Booz Allen Hamilton Holding Corp, Cl A	84,977	7,133
Builders FirstSource Inc *	40,478	2,811
Caterpillar Inc	34,895	6,747
Cintas Corp	1,644	694
Copart Inc *	2,461	357
CSX Corp	4,343	150
Deere & Co	26,062	9,005
Dover Corp	1,059	173
Equifax Inc	4,917	1,370
Expeditors International of Washington Inc	8,346	1,015
Fastenal Co	11,350	672
Fortive Corp	90,603	6,693

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gates Industrial Corp PLC *	15,744	$252
General Dynamics Corp	12,910	2,440
General Electric Co	79,763	7,577
Honeywell International Inc	67,423	13,636
Ingersoll Rand Inc	133,786	7,805
JB Hunt Transport Services Inc	3,116	596
Lyft Inc, Cl A *	59,300	2,408
ManpowerGroup Inc	22,500	2,017
Oshkosh Corp	23,100	2,485
Otis Worldwide Corp	51,127	4,111
Parker-Hannifin Corp	27,532	8,316
Pentair PLC	3,928	289
Republic Services Inc, Cl A	21,596	2,856
Rockwell Automation Inc	3,220	1,083
Saia Inc *	804	266
SiteOne Landscape Supply Inc *	4,815	1,157
Snap-on Inc	13,200	2,718
Stanley Black & Decker Inc	78,109	13,650
Textron Inc	27,510	1,948
TriNet Group Inc *	9,629	966
UFP Industries Inc	6,275	523
Union Pacific Corp	19,852	4,678
United Parcel Service Inc, Cl B	46,446	9,213
United Rentals Inc *	7,200	2,439
Upwork Inc *	4,400	164
Vertiv Holdings Co, Cl A	86,026	2,206
Waste Connections Inc	38,146	5,076
Watsco Inc	8,267	2,420
WESCO International Inc *	969	120
WW Grainger Inc	13,986	6,733

		153,296
Information Technology — 24.3%
Accenture PLC, Cl A	19,423	6,942
Adobe Inc *	2,634	1,764
Advanced Micro Devices Inc *	41,800	6,620
Akamai Technologies Inc *	4,319	487
Anaplan Inc *	5,600	240
Apple Inc	485,196	80,203
Applied Materials Inc	42,131	6,201
Arista Networks Inc *	14,816	1,838
Autodesk Inc *	14,500	3,686
Automatic Data Processing Inc	33,821	7,809
Broadcom Inc	35,158	19,466
Broadridge Financial Solutions Inc	21,919	3,695
Cadence Design Systems Inc *	22,962	4,075
CDW Corp/DE	24,708	4,679
Cisco Systems Inc/Delaware	215,391	11,812
Datadog Inc, Cl A *	4,019	716
Dell Technologies Inc, Cl C *	13,242	748
DocuSign Inc, Cl A *	13,000	3,203
EPAM Systems Inc *	3,760	2,288
Fair Isaac Corp *	254	90

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fortinet Inc *	3,290	$1,093
Gartner Inc *	3,428	1,070
Global Payments Inc	109,300	13,011
GoDaddy Inc, Cl A *	7,925	556
Intel Corp	116,244	5,719
International Business Machines Corp	37,545	4,397
Intuit Inc	12,256	7,995
Keysight Technologies Inc *	11,589	2,254
KLA Corp	18,637	7,606
Kyndryl Holdings Inc *	–	—
Lam Research Corp	3,861	2,625
Manhattan Associates Inc *	19,124	2,986
Marvell Technology Inc	2,484	177
Microchip Technology Inc	69,954	5,836
Micron Technology Inc	8,310	698
Microsoft Corp	230,781	76,294
Monolithic Power Systems Inc	5,600	3,099
Motorola Solutions Inc	42,576	10,779
National Instruments Corp	21,910	910
NetApp Inc	15,727	1,398
Nutanix Inc, Cl A *	19,587	651
NVIDIA Corp	81,950	26,778
NXP Semiconductors NV	32,292	7,213
Oracle Corp	95,492	8,665
Palo Alto Networks Inc *	546	299
Paylocity Holding Corp *	878	222
Pure Storage Inc, Cl A *	7,930	246
QUALCOMM Inc	75,007	13,543
salesforce.com inc *	20,313	5,788
ServiceNow Inc *	2,312	1,497
Silicon Laboratories Inc *	15,000	2,944
Snowflake Inc, Cl A *	1,468	499
Synopsys Inc *	10,128	3,454
TD SYNNEX Corp	23,740	2,456
Texas Instruments Inc	771	148
Tyler Technologies Inc *	469	243
Visa Inc, Cl A	56,256	10,901
VMware Inc, Cl A *	10,325	1,205
Workday Inc, Cl A *	6,625	1,817

		403,634
Materials — 4.0%
Air Products and Chemicals Inc	33,515	9,634
AptarGroup Inc	25,477	3,047
Celanese Corp, Cl A	49,746	7,530
CF Industries Holdings Inc	25,060	1,518
Corteva Inc	10,452	470
Crown Holdings Inc	50,651	5,359
Dow Inc	34,048	1,870
DuPont de Nemours Inc	28,300	2,093
FMC Corp	56,031	5,614
Huntsman Corp	45,829	1,452
Linde PLC	611	195

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LyondellBasell Industries NV, Cl A	7,991	$696
Mosaic Co/The	7,764	266
Packaging Corp of America	16,262	2,124
PPG Industries Inc	53,381	8,230
Reliance Steel & Aluminum Co	3,949	587
Sherwin-Williams Co/The	17,866	5,918
Vulcan Materials Co	31,666	6,068
Westlake Chemical Corp	39,701	3,689

		66,360
Real Estate — 2.9%
American Tower Corp, Cl A ‡	17,283	4,536
CBRE Group Inc, Cl A *	14,019	1,340
Crown Castle International Corp ‡	50,085	9,098
Duke Realty Corp ‡	25,400	1,482
Equinix Inc ‡	3,465	2,814
Equity Residential ‡	23,291	1,987
Extra Space Storage Inc ‡	23,000	4,600
Federal Realty Investment Trust ‡	11,184	1,372
Lamar Advertising Co, Cl A ‡	25,500	2,786
Life Storage Inc ‡	15,603	2,062
Prologis Inc ‡	33,700	5,080
Public Storage ‡	8,452	2,767
SBA Communications Corp, Cl A ‡	3,072	1,056
Simon Property Group Inc ‡	22,289	3,407
Sun Communities Inc ‡	9,312	1,756
UDR Inc ‡	26,000	1,475

		47,618
Utilities — 2.8%
AES Corp/The	163,500	3,823
Dominion Energy Inc	34,400	2,449
DTE Energy Co	3,464	375
Duke Energy Corp	42,800	4,152
Entergy Corp	1,500	151
Exelon Corp	136,231	7,183
FirstEnergy Corp	101,400	3,819
National Fuel Gas Co	67,413	3,897
NextEra Energy Inc	133,872	11,617
PPL Corp	139,700	3,888
Southern Co/The	73,900	4,515
Vistra Corp	2,754	55

		45,924
Total Common Stock
(Cost $1,185,297) ($ Thousands)		1,505,546

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	59,603,898	$59,604

Total Cash Equivalent
(Cost $59,604) ($ Thousands)		59,604

Total Investments in Securities — 94.5%
(Cost $1,244,901) ($ Thousands)		$1,565,150

A list of the open futures contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	123	Dec-2021	$28,050	$28,082	$32
			$28,050	$28,082	$32

A list of the open OTC Swap agreement held by the Fund at November 30, 2021, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America Merrill Lynch	United States Custom Basket of Securities	1 Month + 0.15%	Asset Returns	Monthly	02/28/2022	USD	89,438	$3,803	$–	$3,803
								$3,803	$–	$3,803

The following table represents the individual stock exposures comprising the Net Long Custom Basket Total Return Swap as of November 30, 2021:

United States Custom Basket of Long Securities

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
16,400	AGILON HEALTH INC	USD	$397	$(36)	$(36)	0.65%
8,900	ALASKA AIR GROUP INC	USD	495	(68)	(68)	1.23
6,226	ALPHABET INC-CL A	USD	18,485	(367)	(367)	6.62
32,600	ALTRIA GROUP INC	USD	1,474	(83)	(83)	1.50
5,848	AMAZON.COM INC	USD	20,735	89	89	(1.61)
689	ANTHEM INC	USD	299	(18)	(18)	0.32
4,341	BECTON DICKINSON AND CO	USD	1,058	(9)	(9)	0.16
52,700	BJ'S WHOLESALE C	USD	3,290	231	231	(4.17)
1,113	BOOKING HOLDINGS INC	USD	2,677	(336)	(336)	6.06
-	BOYD GAMING CORP	USD	-	(7)	(7)	0.13
-	CALLAWAY GOLF COMPANY	USD	-	(7)	(7)	0.13
6,748	CHARTER COMMUN-A	USD	4,654	(225)	(225)	4.06
15,500	CORTEVA INC	USD	750	(44)	(44)	0.79
193,500	COTY INC-CL A	USD	2,096	(254)	(254)	4.58
-	CRACKER BARREL	USD	-	74	74	(1.34)
3,100	CROWDSTRIKE HO-A	USD	788	(112)	(112)	2.02
2,400	ELASTIC NV	USD	438	(54)	(54)	0.97
54,300	EXELIXIS INC	USD	981	(84)	(84)	1.52
23,700	EXPEDIA GROUP INC	USD	4,209	(392)	(392)	7.08
205,300	FIRST HORIZON CORP	USD	3,537	(196)	(196)	3.54
-	FUBOTV INC	USD	-	18	18	(0.32)
8,400	GENERAL MILLS INC	USD	535	(7)	(7)	0.13
42,600	GILEAD SCIENCES INC	USD	2,863	105	105	(1.90)
26,600	HARTFORD FINL SV	USD	1,924	(127)	(127)	2.29
258,900	HEWLETT PACKA	USD	3,806	(106)	(106)	1.91
22,200	HOULIHAN LOKEY INC	USD	2,581	(139)	(139)	2.51
14,738	HUNTINGTON INGAL	USD	2,806	(163)	(163)	2.94
1,400	IAC/INTERACTIVECORP	USD	191	(8)	(8)	0.14
23,900	INCYTE CORP	USD	1,558	46	46	(0.83)
8,500	JANUS HENDERSON GROUP PLC	USD	405	(34)	(34)	0.61
-	KNIGHT-SWIFT TRA	USD	-	(21)	(21)	0.38

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Large Cap Disciplined Equity Fund (Continued)

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
-	LEMONADE INC	USD	-	77	77	(1.39)
10,126	LENNOX INTERNATIONAL INC	USD	3,186	16	16	(0.29)
69,700	LEVI STRAUSS & CO	USD	1,895	(115)	(115)	2.08
30,300	MARSH & MCLENNAN COS	USD	5,071	(33)	(33)	0.60
11,800	MCKESSON CORP	USD	2,619	(4)	(4)	0.07
-	MODERNA INC	USD	-	12	12	(0.22)
5,801	MONGODB INC	USD	3,260	(330)	(330)	5.96
8,700	MONSTER BEVERAGE CORP	USD	788	(41)	(41)	0.74
6,816	MSCI INC	USD	4,505	(159)	(159)	2.87
-	NETAPP INC	USD	-	35	35	(0.63)
54,500	NEWS CORP - CLASS A	USD	1,279	(98)	(98)	1.77
33,500	NIKE INC -CL B	USD	5,656	3	3	(0.05)
-	NIKOLA CORP	USD	-	35	35	(0.63)
102,100	NRG ENERGY INC	USD	3,745	(81)	(81)	1.46
52,379	OLIN CORP	USD	3,338	(464)	(464)	8.38
24,600	ORGANON & CO	USD	821	(91)	(91)	1.64
7,000	PALO ALTO NETWORKS INC	USD	3,626	227	227	(4.10)
25,600	PENSKE AUTOMOTIV	USD	2,813	(237)	(237)	4.28
55,500	PHILIP MORRIS IN	USD	5,292	(496)	(496)	8.95
25,000	POST HOLDINGS INC	USD	2,691	(239)	(239)	4.31
13,941	PUBLIC STORAGE	USD	4,625	9	9	(0.16)
4,700	QUALCOMM INC	USD	858	(8)	(8)	0.14
24,100	RAPID7 INC	USD	3,193	(159)	(159)	2.87
26,700	REINSURANCE GROU	USD	2,989	(410)	(410)	7.40
19,100	RELIANCE STEEL & ALUMINUM	USD	3,153	(252)	(252)	4.55
29,900	SCHNEIDER NATL-B	USD	783	(33)	(33)	0.60
32,600	STARBUCKS CORP	USD	3,647	(28)	(28)	0.51
58,000	SYNOVUS FINANCIAL CORP	USD	2,863	(202)	(202)	3.65
33,200	TARGA RESOURCES CORP	USD	1,831	(99)	(99)	1.79
10,563	TESLA INC	USD	10,704	1,425	1,425	(25.72)
8,400	TJX COMPANIES INC	USD	582	(2)	(2)	0.04
24,500	UNITED PARCEL-B	USD	5,160	(245)	(245)	4.42
15,700	UNIVERSAL HLTH-B	USD	2,008	(118)	(118)	2.13
5,600	VAIL RESORTS INC	USD	1,966	(143)	(143)	2.58
6,200	VEEVA SYSTEMS INC-CLASS A	USD	1,956	(177)	(177)	3.19
64,400	Vistra Corp.	USD	1,318	(24)	(24)	0.43
5,000	WALT DISNEY CO/THE	USD	792	(69)	(69)	1.25
-	WELLS FARGO & CO	USD	-	4	4	(0.07)
25,600	WESTLAKE CHEMICAL CORP	USD	2,647	(251)	(251)	4.53
44,700	WESTROCK CO	USD	2,196	(202)	(202)	3.65
-	ZENDESK INC	USD	-	1	1	(0.02)
17,306	ZOOMINFO TECHNOLOGIES INC	USD	1,307	(243)	(243)	4.39
7,600	ZSCALER INC	USD	2,628	3	3	(0.05)
			$190,823	$(5,540)	$(5,540)	100.00%

The following table represents the individual stock exposures comprising the Net Short Custom Basket Total Return Swap as of November 30, 2021:

United States Custom Basket of Short Securities

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
(21,600)	ADAPTIVE BIOTECHNOLOGIES	USD	$(704)	$135	$135	1.44%
(6,200)	AFFIRM HLDGS INC	USD	(918)	137	137	1.47
(3,200)	AGREE REALTY CORP	USD	(226)	6	6	0.06

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
(300)	ALLAKOS INC	USD	(25)	1	1	0.01
(145,200)	AMCOR PLC	USD	(1,799)	100	100	1.07
(74,000)	AMERICOLD REALTY TRUST	USD	(2,306)	(101)	(101)	(1.08)
(19,400)	AMERIS BANCORP	USD	(1,047)	101	101	1.08
(12,800)	ARAMARK	USD	(486)	55	55	0.59
(20,700)	ASANA INC - CL A	USD	(2,823)	713	713	7.63
(23,700)	ATMOS ENERGY CORP	USD	(2,280)	79	79	0.85
(16,000)	AVANGRID INC	USD	(816)	(10)	(10)	(0.11)
(21,300)	BEYOND MEAT INC	USD	(1,785)	289	289	3.09
(21,800)	BLACKSTONE MOR-A	USD	(730)	68	68	0.73
(36,000)	BLUE OWL CAPITAL	USD	(577)	24	24	0.26
(7,600)	BRAZE INC COM CL A	USD	(565)	(13)	(13)	(0.14)
(18,200)	BRIDGEBIO PHARMA INC	USD	(877)	166	166	1.78
(4,200)	C3.AI INC-A	USD	(203)	49	49	0.52
(12,200)	CADENCE BANK	USD	(381)	25	25	0.27
(1,600)	CAESARS ENTERTAINMENT INC	USD	(167)	26	26	0.28
(2,400)	CARMAX INC	USD	(359)	14	14	0.15
(40,400)	CCC INTELLIGENT SOLUTIONS HLD	USD	(520)	(1)	(1)	(0.01)
(2,900)	CELSIUS HOLDINGS INC	USD	(226)	24	24	0.26
(8,900)	CEREVEL THERAPEU	USD	(345)	72	72	0.77
(8,400)	CHART INDUSTRIES INC	USD	(1,621)	153	153	1.64
(4,800)	CIVITAS RESOURCES INC	USD	(250)	2	2	0.02
(27,000)	CLEARWAY ENERGY INC-C	USD	(1,023)	2	2	0.02
(110,000)	CLEVELAND-CLIFFS INC	USD	(2,389)	179	179	1.92
(9,300)	DARDEN RESTAURANTS INC	USD	(1,379)	96	96	1.03
(27,500)	DRAFTKINGS INC - CL A	USD	(1,082)	159	159	1.70
(15,600)	EBAY INC	USD	(1,158)	90	90	0.96
(11,400)	ELEMENT SOLUTIONS INC	USD	(292)	30	30	0.32
(2,400)	ENVESTNET INC	USD	(199)	17	17	0.18
(96,600)	EQUITRANS MIDSTREAM CORP	USD	(1,007)	68	68	0.73
(40,400)	ESSENTIAL UTILITIES INC	USD	(1,921)	(32)	(32)	(0.34)
(26,700)	EVERSOURCE ENERGY	USD	(2,229)	(36)	(36)	(0.39)
(14,700)	FASTLY INC - CLASS A	USD	(729)	150	150	1.61
(2,300)	FATE THERAPEUTICS INC	USD	(124)	3	3	0.03
(2,233)	FIRST CITIZENS-A	USD	(1,888)	56	56	0.60
(25,000)	FIRST FINL BANKSHARES INC	USD	(1,360)	114	114	1.22
(13,400)	FIRST SOLAR INC	USD	(1,505)	196	196	2.10
(4,000)	GLACIER BANCORP INC	USD	(239)	21	21	0.22
(1,600)	GOOSEHEAD INSU-A	USD	(226)	7	7	0.07
(8,000)	HALLIBURTON CO	USD	(178)	5	5	0.05
(7,700)	HAMILTON LANE INC-CLASS A	USD	(862)	46	46	0.49
(5,200)	HANNON ARMSTRONG	USD	(325)	27	27	0.29
(1,700)	HELEN OF TROY LTD	USD	(418)	4	4	0.04
(8,200)	HORMEL FOODS CORP	USD	(356)	8	8	0.09
(6,500)	INTELLIA THERAPEUTICS INC	USD	(868)	142	142	1.52
(7,300)	INTL FLAVORS & FRAGRANCES	USD	(1,112)	65	65	0.70
(53,100)	INVITAE CORP	USD	(1,141)	244	244	2.61
(7,200)	ITT INC	USD	(748)	50	50	0.54
(18,400)	JBG SMITH PROPERTIES	USD	(565)	37	37	0.40
(3,600)	KARUNA THERAPEUTICS INC	USD	(487)	37	37	0.40
(14,800)	KB HOME	USD	(625)	24	24	0.26
(11,400)	KIMBERLY-CLARK CORP	USD	(1,536)	12	12	0.13
(5,000)	KINSALE CAPITAL GROUP INC	USD	(1,010)	(33)	(33)	(0.35)
(1,800)	KODIAK SCIENCES INC	USD	(188)	26	26	0.28
(2,500)	LANCASTER COLONY CORP	USD	(401)	26	26	0.28
(56,900)	LAS VEGAS SANDS CORP	USD	(2,352)	327	327	3.50

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Large Cap Disciplined Equity Fund (Concluded)

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
(37,200)	LEGGETT & PLATT INC	USD	(1,658)	163	163	1.74
(14,600)	LEIDOS HOLDINGS INC	USD	(1,377)	72	72	0.77
(12,400)	LIBERTY BROADBAND-C	USD	(2,090)	147	147	1.57
(700)	LINDE PLC	USD	(234)	11	11	0.12
(41,900)	MACERICH CO/THE	USD	(879)	77	77	0.82
(4,900)	MIRATI THERAPEUTICS INC	USD	(690)	23	23	0.25
(21,300)	NEW FORTRESS ENERGY INC	USD	(577)	58	58	0.62
(14,300)	NEXTERA ENERGY PARTNERS	USD	(1,248)	35	35	0.37
(56,700)	NORWEGIAN CRUISE	USD	(1,446)	350	350	3.75
(13,900)	NOVOCURE LTD	USD	(1,563)	218	218	2.33
(36,300)	OAK STREET HEALTH INC	USD	(1,447)	315	315	3.37
(54,600)	OGE ENERGY CORP	USD	(1,908)	10	10	0.11
(81,500)	OPENDOOR TECHNOLOGIES INC	USD	(1,839)	568	568	6.08
(2,300)	ORMAT TECHNOLOGIES INC	USD	(183)	7	7	0.07
(7,700)	OVERSTOCK.COM INC	USD	(825)	151	151	1.62
(55,400)	OWL ROCK CAPITAL	USD	(799)	30	30	0.32
(237,800)	P G & E CORP	USD	(2,944)	78	78	0.83
(10,700)	PACKAGING CORP OF AMERICA	USD	(1,443)	30	30	0.32
(3,600)	Q2 HOLDINGS INC	USD	(313)	29	29	0.31
(1,500)	QUAKER CHEMICAL	USD	(409)	71	71	0.76
(43,300)	QUANTUMSCAPE CORP	USD	(1,757)	524	524	5.61
(7,300)	RAYONIER INC	USD	(286)	7	7	0.07
(11,300)	REDFIN CORP	USD	(519)	72	72	0.77
(22,800)	REYNOLDS CONSUME	USD	(683)	3	3	0.03
(8,700)	ROYAL GOLD INC	USD	(922)	36	36	0.39
(5,900)	SAFEHOLD INC	USD	(430)	9	9	0.10
(10,100)	SAREPTA THERAPEUTICS INC	USD	(847)	56	56	0.60
(15,500)	SCIENTIFIC GAMES CORP	USD	(1,024)	41	41	0.44
(2,300)	SENSIENT TECHNOL	USD	(237)	12	12	0.13
(16,300)	SENTINELONE INC	USD	(1,166)	288	288	3.08
(14,500)	SOUTHSTATE CORP	USD	(1,220)	82	82	0.88
(3,300)	SPS COMMERCE INC	USD	(487)	22	22	0.24
(20,900)	SUNNOVA ENERGY I	USD	(876)	123	123	1.32
(8,200)	SUNPOWER CORP	USD	(259)	26	26	0.28
(10,100)	TOAST INC	USD	(485)	43	43	0.46
(24,100)	TRIPADVISOR INC	USD	(740)	122	122	1.31
(2,700)	TRUPANION INC	USD	(370)	40	40	0.43
(30,900)	TUSIMPLE HOLDINGS INC - A	USD	(1,235)	13	13	0.14
(5,900)	TWIST BIOSCIENCE CORP	USD	(655)	102	102	1.09
(100)	UPSTART HOLDINGS INC	USD	(23)	2	2	0.02
(232,200)	UWM HOLDINGS CORP	USD	(1,591)	(29)	(29)	(0.31)
(22,600)	VF CORP	USD	(1,746)	126	126	1.35
(18,118)	VIRGIN GALACTIC	USD	(344)	63	63	0.67
(34,200)	WENDY'S CO/THE	USD	(750)	39	39	0.42
(16,400)	WOLFSPEED INC	USD	(2,256)	295	295	3.16
(27,000)	WYNN RESORTS LTD	USD	(2,647)	502	502	5.37
			$(101,385)	$9,343	$9,343	100.00%

Percentages are based on Net Assets of $1,656,810 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt
Cl — Class
LME — London Metal Exchange

Ltd. — Limited
MXN — Mexican Peso
OTC — Over The Counter
PLC — Public Limited Company
S&P— Standard & Poor's
Ser — Series
USD — U.S. Dollar

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,505,546	–	–	1,505,546
Cash Equivalent	59,604	–	–	59,604
Total Investments in Securities	1,565,150	–	–	1,565,150

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	32	–	–	32
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	3,803	–	3,803
Total Other Financial Instruments	32	3,803	–	3,835

* Futures and swap contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$—	$3,789	$(3,789)	$—	$—	$—	—	$—	$—
SEI Daily Income Trust, Government Fund, Cl F	81,714	503,412	(525,522)	—	—	59,604	59,603,898	4	—
Totals	$81,714	$507,201	$(529,311)	$—	$—	$59,604		$4	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

Novermber 30, 2021

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.6%

Communication Services — 9.7%
Activision Blizzard Inc	39,556	$2,318
Alphabet Inc, Cl A *	15,629	44,354
Alphabet Inc, Cl C *	14,599	41,593
Altice USA Inc, Cl A *	11,900	188
AT&T Inc	371,185	8,474
Cable One Inc	257	455
Charter Communications Inc, Cl A *	6,597	4,264
Comcast Corp, Cl A	237,450	11,868
Discovery Inc, Cl A *(A)	9,300	217
Discovery Inc, Cl C *	18,300	416
DISH Network Corp, Cl A *	13,826	432
Electronic Arts Inc	14,665	1,822
Fox Corp	24,527	857
IAC/InterActiveCorp *	4,232	566
Interpublic Group of Cos Inc/The	21,775	723
Liberty Broadband Corp, Cl A *	1,280	194
Liberty Broadband Corp, Cl C *	7,778	1,204
Liberty Media Corp-Liberty Formula One, Cl A *	1,600	92
Liberty Media Corp-Liberty Formula One, Cl C *	11,000	670
Liberty Media Corp-Liberty SiriusXM, Cl A *	4,020	196
Liberty Media Corp-Liberty SiriusXM, Cl C *	8,521	417
Live Nation Entertainment Inc *	6,700	715
Loyalty Ventures Inc *	1,045	30
Lumen Technologies Inc	55,106	680
Madison Square Garden Sports Corp, Cl A *	1,086	187
Match Group Inc *	14,496	1,884
Meta Platforms Inc, Cl A *	124,500	40,395
Netflix Inc *	22,400	14,379
New York Times Co/The, Cl A	8,800	418
News Corp	6,900	149
News Corp, Cl A	21,746	470
Nexstar Media Group Inc, Cl A	1,900	284
Omnicom Group Inc	10,744	723
Pinterest Inc, Cl A *	29,300	1,174
Playtika Holding Corp *	4,700	81
Roku Inc, Cl A *	6,200	1,411
Sirius XM Holdings Inc (A)	46,800	285
Skillz Inc, Cl A *(A)	16,100	150
Spotify Technology SA *	7,000	1,670
Take-Two Interactive Software Inc *	6,100	1,012
T-Mobile US Inc *	30,492	3,318
TripAdvisor Inc *	5,767	149
Twitter Inc *	39,360	1,729
Verizon Communications Inc	215,676	10,842
ViacomCBS Inc	715	24
ViacomCBS Inc, Cl B	31,186	965
Vimeo Inc *	7,357	142
Walt Disney Co/The	94,650	13,715
World Wrestling Entertainment Inc, Cl A	2,200	109

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zynga Inc, Cl A *	56,300	$339

		218,749
Consumer Discretionary — 12.9%
Advance Auto Parts Inc	3,508	774
Amazon.com Inc *	22,589	79,221
Aptiv PLC *	13,800	2,213
Aramark	12,900	431
AutoNation Inc *	2,432	301
AutoZone Inc *	1,107	2,012
Bath & Body Works Inc	13,057	981
Best Buy Co Inc	12,647	1,351
Booking Holdings Inc *	2,132	4,481
BorgWarner Inc	13,364	578
Boyd Gaming Corp *	4,500	264
Bright Horizons Family Solutions Inc *	3,200	393
Brunswick Corp/DE	4,300	404
Burlington Stores Inc *	3,500	1,026
Caesars Entertainment Inc *	10,900	982
Capri Holdings Ltd *	8,300	492
CarMax Inc *	8,760	1,237
Carnival Corp, Cl A *(A)	43,600	768
Carter's Inc	2,400	243
Carvana Co, Cl A *	4,100	1,150
Chegg Inc *	7,900	220
Chipotle Mexican Grill Inc, Cl A *	1,419	2,332
Choice Hotels International Inc	1,884	271
Churchill Downs Inc	2,000	448
Columbia Sportswear Co	2,300	224
Darden Restaurants Inc	6,222	858
Deckers Outdoor Corp *	1,500	608
Dick's Sporting Goods Inc	3,258	383
Dollar General Corp	12,400	2,744
Dollar Tree Inc *	11,834	1,584
Domino's Pizza Inc	1,900	996
DoorDash Inc, Cl A *	7,700	1,377
DR Horton Inc	16,768	1,638
DraftKings Inc, Cl A *(A)	16,600	574
eBay Inc	33,211	2,240
Etsy Inc *	6,400	1,757
Expedia Group Inc *	7,822	1,260
Five Below Inc *	3,000	610
Floor & Decor Holdings Inc, Cl A *	4,800	619
Foot Locker Inc	4,169	190
Ford Motor Co	204,484	3,924
Frontdoor Inc *	4,700	162
GameStop Corp, Cl A *(A)	3,200	628
Gap Inc/The	11,221	185
Garmin Ltd	8,100	1,082
General Motors Co *	71,800	4,155
Gentex Corp	12,864	443
Genuine Parts Co	7,111	908
Grand Canyon Education Inc *	2,300	167

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
H&R Block Inc	9,825	$233
Hanesbrands Inc	19,972	323
Harley-Davidson Inc	8,603	315
Hasbro Inc	7,067	685
Hayward Holdings Inc *	2,100	51
Hilton Worldwide Holdings Inc *	13,833	1,868
Home Depot Inc/The	55,115	22,079
Hyatt Hotels Corp, Cl A *	2,600	205
Kohl's Corp	8,719	447
Las Vegas Sands Corp *	18,393	655
Lear Corp	3,100	520
Leggett & Platt Inc	7,212	291
Lennar Corp, Cl A	14,490	1,522
Lennar Corp, Cl B	13	1
Leslie's Inc *	6,100	128
Lithia Motors Inc, Cl A	1,600	466
LKQ Corp	14,600	816
Lowe's Cos Inc	36,610	8,954
Lululemon Athletica Inc *	5,900	2,681
Marriott International Inc/MD, Cl A *	13,994	2,065
Marriott Vacations Worldwide Corp	2,300	351
Mattel Inc *	19,842	421
McDonald's Corp	38,880	9,510
MGM Resorts International	21,439	849
Mohawk Industries Inc *	3,166	532
Newell Brands Inc	21,393	459
NIKE Inc, Cl B	64,468	10,911
Nordstrom Inc *	6,912	146
Norwegian Cruise Line Holdings Ltd *	20,600	402
NVR Inc *	174	909
Ollie's Bargain Outlet Holdings Inc *	3,700	229
O'Reilly Automotive Inc *	3,440	2,195
Peloton Interactive Inc, Cl A *	13,300	585
Penn National Gaming Inc *	8,500	436
Penske Automotive Group Inc	1,800	179
Petco Health & Wellness Co Inc, Cl A *	3,300	63
Planet Fitness Inc, Cl A *	4,700	384
Polaris Inc	3,200	358
Pool Corp	2,100	1,164
PulteGroup Inc	12,245	613
PVH Corp	3,900	416
QuantumScape Corp, Cl A *(A)	9,400	271
Qurate Retail Inc	20,930	167
Ralph Lauren Corp, Cl A	2,680	311
RH *	800	467
Ross Stores Inc	17,676	1,928
Royal Caribbean Cruises Ltd *	11,200	782
Service Corp International/US	9,094	602
Six Flags Entertainment Corp *	4,400	161
Skechers USA Inc, Cl A *	6,100	274
Starbucks Corp	60,812	6,667
Tapestry Inc	13,167	528

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Target Corp	25,585	$6,239
Tempur Sealy International Inc	10,100	433
Terminix Global Holdings Inc *	7,300	272
Tesla Inc *	41,485	47,490
Thor Industries Inc	2,900	307
TJX Cos Inc/The	62,716	4,353
Toll Brothers Inc	6,251	397
TopBuild Corp *	1,800	486
Tractor Supply Co	6,100	1,375
Travel + Leisure Co	4,768	235
Ulta Beauty Inc *	2,752	1,057
Under Armour Inc, Cl A *	10,700	252
Under Armour Inc, Cl C *	11,321	227
Vail Resorts Inc	2,200	730
VF Corp	17,268	1,239
Victoria's Secret & Co *	4,352	236
Vroom Inc *	6,400	89
Wayfair Inc, Cl A *(A)	4,000	991
Wendy's Co/The	10,075	207
Whirlpool Corp	2,916	635
Williams-Sonoma Inc	3,962	772
Wyndham Hotels & Resorts Inc	4,468	355
Wynn Resorts Ltd *	5,996	486
YETI Holdings Inc *	4,700	433
Yum China Holdings Inc	22,548	1,130
Yum! Brands Inc	14,948	1,836

		291,726
Consumer Staples — 5.2%
Albertsons Cos Inc, Cl A (A)	8,200	289
Altria Group Inc	94,940	4,048
Archer-Daniels-Midland Co	27,979	1,741
Beyond Meat Inc *(A)	3,200	225
Boston Beer Co Inc/The, Cl A *	500	226
Brown-Forman Corp, Cl A	2,200	144
Brown-Forman Corp, Cl B	8,617	606
Bunge Ltd	6,400	554
Campbell Soup Co	10,878	439
Casey's General Stores Inc	2,100	408
Church & Dwight Co Inc	12,514	1,119
Clorox Co/The	6,603	1,075
Coca-Cola Co/The	202,040	10,597
Colgate-Palmolive Co	43,550	3,267
Conagra Brands Inc	22,276	681
Constellation Brands Inc, Cl A	8,131	1,832
Costco Wholesale Corp	22,981	12,395
Coty Inc, Cl A *	14,922	145
Darling Ingredients Inc *	8,800	594
Estee Lauder Cos Inc/The, Cl A	11,908	3,954
Flowers Foods Inc	10,325	267
Freshpet Inc *	2,200	238
General Mills Inc	30,992	1,914
Grocery Outlet Holding Corp *	5,000	145

SCHEDULE OF INVESTMENTS (Unaudited)

Novermber 30, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hain Celestial Group Inc/The *	4,800	$189
Herbalife Nutrition Ltd *	5,700	213
Hershey Co/The	7,798	1,384
Hormel Foods Corp	15,756	652
Ingredion Inc	3,500	326
J M Smucker Co/The	5,211	659
Kellogg Co (A)	12,703	777
Keurig Dr Pepper Inc	37,400	1,271
Kimberly-Clark Corp	17,218	2,244
Kraft Heinz Co/The	35,502	1,193
Kroger Co/The	37,246	1,547
Lamb Weston Holdings Inc	8,362	434
McCormick & Co Inc/MD	13,286	1,140
Molson Coors Beverage Co, Cl B	9,962	443
Mondelez International Inc, Cl A	71,506	4,215
Monster Beverage Corp *	18,487	1,549
PepsiCo Inc	71,952	11,496
Philip Morris International Inc	80,368	6,907
Pilgrim's Pride Corp *	2,900	81
Post Holdings Inc *	2,600	251
Procter & Gamble Co/The	126,454	18,283
Reynolds Consumer Products Inc	600	18
Seaboard Corp	16	62
Spectrum Brands Holdings Inc	1,818	182
Sysco Corp	24,548	1,719
Tyson Foods Inc, Cl A	15,365	1,213
US Foods Holding Corp *	11,700	368
Walgreens Boots Alliance Inc	37,025	1,659
Walmart Inc	74,679	10,502

		117,880
Energy — 2.6%
Antero Midstream Corp	18,600	181
APA Corp	17,459	450
Baker Hughes Co, Cl A	39,240	916
Cheniere Energy Inc	12,500	1,310
Chevron Corp	100,698	11,366
ConocoPhillips	69,755	4,892
Continental Resources Inc/OK	2,100	93
Coterra Energy Inc, Cl A	42,981	863
Devon Energy Corp	34,627	1,456
Diamondback Energy Inc	9,117	973
DT Midstream Inc	4,882	224
EOG Resources Inc	29,890	2,600
EQT Corp *	15,419	300
Exxon Mobil Corp	219,638	13,143
Halliburton Co	45,136	974
Hess Corp	14,812	1,104
HollyFrontier Corp	8,526	276
Kinder Morgan Inc	96,822	1,497
Marathon Oil Corp	43,676	676
Marathon Petroleum Corp	32,219	1,961
New Fortress Energy Inc, Cl A	1,500	37

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NOV Inc	23,180	$276
Occidental Petroleum Corp	45,219	1,341
ONEOK Inc	23,758	1,422
Phillips 66	22,488	1,556
Pioneer Natural Resources Co	10,809	1,927
Schlumberger NV	71,455	2,049
Targa Resources Corp	10,600	547
Texas Pacific Land Corp	300	363
Valero Energy Corp	21,836	1,462
Williams Cos Inc/The	60,896	1,631

		57,866
Financials — 11.2%
Affiliated Managers Group Inc	2,320	395
Aflac Inc	34,812	1,885
AGNC Investment Corp ‡	29,259	447
Alleghany Corp *	699	452
Allstate Corp/The	15,525	1,688
Ally Financial Inc	17,300	793
American Express Co	33,034	5,031
American Financial Group Inc/OH	3,714	496
American International Group Inc	43,923	2,310
Ameriprise Financial Inc	5,680	1,645
Annaly Capital Management Inc ‡	77,711	629
Aon PLC, Cl A	11,578	3,424
Apollo Global Management Inc, Cl A	9,400	665
Arch Capital Group Ltd *	20,400	824
Ares Management Corp, Cl A	7,600	617
Arthur J Gallagher & Co	10,404	1,695
Assurant Inc	3,293	501
Assured Guaranty Ltd	3,700	181
Athene Holding Ltd, Cl A *	5,500	451
Axis Capital Holdings Ltd	4,800	239
Bank of America Corp	384,463	17,097
Bank of Hawaii Corp	2,282	182
Bank of New York Mellon Corp/The	41,209	2,258
Bank OZK	6,400	286
Berkshire Hathaway Inc, Cl B *	96,500	26,701
BlackRock Inc, Cl A	7,385	6,681
Blackstone Inc, Cl A	35,600	5,036
BOK Financial Corp	1,775	183
Brighthouse Financial Inc *	4,828	235
Brown & Brown Inc	11,248	725
Capital One Financial Corp	22,825	3,208
Carlyle Group Inc/The	9,000	492
Cboe Global Markets Inc	5,000	645
Charles Schwab Corp/The	77,381	5,989
Chubb Ltd	22,891	4,108
Cincinnati Financial Corp	7,586	864
Citigroup Inc	104,604	6,663
Citizens Financial Group Inc	22,700	1,073
CME Group Inc, Cl A	18,670	4,117
CNA Financial Corp	1,500	62

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Comerica Inc	7,153	$590
Commerce Bancshares Inc/MO	5,950	415
Credit Acceptance Corp *(A)	500	312
Cullen/Frost Bankers Inc	3,068	386
Discover Financial Services	15,589	1,681
East West Bancorp Inc	7,900	608
Equitable Holdings Inc	19,800	623
Erie Indemnity Co, Cl A	1,419	264
Evercore Inc, Cl A	2,200	305
Everest Re Group Ltd	2,200	564
FactSet Research Systems Inc	1,800	843
Fidelity National Financial Inc	12,752	624
Fifth Third Bancorp	35,582	1,500
First American Financial Corp	6,000	445
First Citizens BancShares Inc/NC, Cl A	300	241
First Hawaiian Inc	8,000	210
First Horizon Corp	29,856	482
First Republic Bank/CA	9,400	1,971
FNB Corp/PA	17,100	199
Franklin Resources Inc	16,349	530
Globe Life Inc	5,687	492
GoHealth Inc, Cl A *	3,000	11
Goldman Sachs Group Inc/The	17,075	6,505
Hanover Insurance Group Inc/The	1,993	243
Hartford Financial Services Group Inc/The	17,810	1,177
Huntington Bancshares Inc/OH	78,282	1,162
Interactive Brokers Group Inc, Cl A	4,500	332
Intercontinental Exchange Inc	29,000	3,791
Invesco Ltd	17,600	393
Janus Henderson Group PLC	9,400	402
Jefferies Financial Group Inc	11,706	440
JPMorgan Chase & Co	153,934	24,449
Kemper Corp	3,300	183
KeyCorp	46,451	1,042
KKR & Co Inc	29,500	2,196
Lazard Ltd, Cl A (B)	4,100	175
Lemonade Inc *(A)	2,100	104
Lincoln National Corp	9,288	616
Loews Corp	10,736	574
LPL Financial Holdings Inc	4,400	694
M&T Bank Corp	6,857	1,005
Markel Corp *	680	813
MarketAxess Holdings Inc	2,000	705
Marsh & McLennan Cos Inc	26,565	4,357
Mercury General Corp	296	15
MetLife Inc	36,809	2,159
MGIC Investment Corp	18,900	267
Moody's Corp	8,327	3,253
Morgan Stanley	70,214	6,658
Morningstar Inc	1,300	403
MSCI Inc, Cl A	4,100	2,581
Nasdaq Inc	5,700	1,158

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
New Residential Investment Corp ‡	24,100	$256
New York Community Bancorp Inc	25,372	304
Northern Trust Corp	11,005	1,273
Old Republic International Corp	13,590	326
OneMain Holdings Inc, Cl A	4,700	234
PacWest Bancorp	6,700	300
People's United Financial Inc	20,034	341
Pinnacle Financial Partners Inc	4,100	391
PNC Financial Services Group Inc/The	22,222	4,378
Popular Inc	4,653	362
Primerica Inc	2,300	338
Principal Financial Group Inc	14,308	981
Progressive Corp/The	29,980	2,786
Prosperity Bancshares Inc	5,000	356
Prudential Financial Inc	19,463	1,990
Raymond James Financial Inc	9,331	917
Regions Financial Corp	49,087	1,117
Reinsurance Group of America Inc, Cl A	3,799	361
RenaissanceRe Holdings Ltd	2,600	401
Rocket Cos Inc, Cl A (A)	7,200	112
S&P Global Inc	12,456	5,677
Santander Consumer USA Holdings Inc	1,600	67
SEI Investments Co †	5,942	354
Signature Bank/New York NY	3,100	937
SLM Corp	14,231	253
Starwood Property Trust Inc ‡	15,500	387
State Street Corp	18,379	1,635
Sterling Bancorp/DE	10,900	270
Stifel Financial Corp	5,600	398
SVB Financial Group *	2,900	2,008
Synchrony Financial	29,318	1,313
Synovus Financial Corp	7,896	358
T Rowe Price Group Inc	11,730	2,345
Tradeweb Markets Inc, Cl A	5,800	557
Travelers Cos Inc/The	13,075	1,921
Truist Financial Corp	68,863	4,084
Umpqua Holdings Corp	8,400	160
Unum Group	11,905	275
Upstart Holdings Inc *	2,400	492
US Bancorp	69,897	3,868
UWM Holdings Corp (A)	2,300	16
Virtu Financial Inc, Cl A	5,300	149
Voya Financial Inc	5,300	329
W R Berkley Corp	7,321	561
Webster Financial Corp	4,700	253
Wells Fargo & Co	215,266	10,285
Western Alliance Bancorp	4,900	538
White Mountains Insurance Group Ltd	179	180
Willis Towers Watson PLC	6,862	1,550
Wintrust Financial Corp	3,100	271
Zions Bancorp NA	9,002	568

		251,704

SCHEDULE OF INVESTMENTS (Unaudited)

Novermber 30, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Health Care — 12.5%
10X Genomics Inc, Cl A *	4,600	$703
Abbott Laboratories	90,337	11,362
AbbVie Inc	91,901	10,594
ABIOMED Inc *	2,400	755
Acadia Healthcare Co Inc *	4,700	264
Adaptive Biotechnologies Corp *	5,800	151
Agilent Technologies Inc	15,664	2,364
agilon health Inc *	2,700	59
Align Technology Inc *	4,000	2,446
Alnylam Pharmaceuticals Inc *	6,300	1,158
Amedisys Inc *	1,900	265
AmerisourceBergen Corp, Cl A	7,124	825
Amgen Inc	29,258	5,819
Anthem Inc	12,831	5,212
Avantor Inc *	31,000	1,224
Baxter International Inc	25,315	1,888
Becton Dickinson and Co	14,770	3,503
Biogen Inc *	7,800	1,839
BioMarin Pharmaceutical Inc *	8,800	759
Bio-Rad Laboratories Inc, Cl A *	1,100	829
Bio-Techne Corp	1,941	916
Boston Scientific Corp *	73,939	2,815
Bristol-Myers Squibb Co	115,219	6,179
Bruker Corp	5,700	462
Cardinal Health Inc	13,629	630
Catalent Inc *	8,100	1,042
Centene Corp *	29,458	2,104
Cerner Corp	14,496	1,021
Certara Inc *	2,700	73
Change Healthcare Inc *	13,808	280
Charles River Laboratories International Inc *	2,543	930
Chemed Corp	700	326
Cigna Corp	17,502	3,359
Cooper Cos Inc/The	2,604	980
CureVac NV *	2,900	140
CVS Health Corp	68,499	6,101
Danaher Corp	33,002	10,615
DaVita Inc *	3,685	348
DENTSPLY SIRONA Inc	12,066	588
Dexcom Inc *	5,000	2,813
Edwards Lifesciences Corp *	32,284	3,464
Elanco Animal Health Inc *	23,737	682
Eli Lilly & Co	44,071	10,931
Encompass Health Corp	5,100	294
Envista Holdings Corp *	9,100	353
Exact Sciences Corp *	8,600	734
Exelixis Inc *	17,600	296
Gilead Sciences Inc	64,434	4,441
Globus Medical Inc, Cl A *	4,500	282
Guardant Health Inc *	4,400	463

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HCA Healthcare Inc	13,000	$2,933
Henry Schein Inc *	7,868	559
Hill-Rom Holdings Inc	3,124	486
Hologic Inc *	13,600	1,016
Horizon Therapeutics Plc *	11,700	1,214
Humana Inc	6,775	2,844
ICU Medical Inc *	1,200	271
IDEXX Laboratories Inc *	4,404	2,678
Illumina Inc *	7,705	2,815
Incyte Corp *	8,600	582
Insulet Corp *	3,500	1,010
Integra LifeSciences Holdings Corp *	4,100	262
Intuitive Surgical Inc *	18,213	5,907
Ionis Pharmaceuticals Inc *	8,300	220
Iovance Biotherapeutics Inc *	8,300	155
IQVIA Holdings Inc *	9,813	2,543
Jazz Pharmaceuticals PLC *	3,300	396
Johnson & Johnson	136,909	21,348
Laboratory Corp of America Holdings *	4,790	1,367
Maravai LifeSciences Holdings Inc, Cl A *	4,200	193
Masimo Corp *	2,400	668
McKesson Corp	7,770	1,684
Medtronic PLC	69,726	7,440
Merck & Co Inc	131,843	9,876
Mettler-Toledo International Inc *	1,136	1,720
Mirati Therapeutics Inc *	2,100	287
Moderna Inc *	17,700	6,238
Molina Healthcare Inc *	2,900	827
Natera Inc *	4,300	393
Nektar Therapeutics, Cl A *	8,700	98
Neurocrine Biosciences Inc *	4,500	375
Novavax Inc *(A)	4,000	835
Novocure Ltd *	5,700	534
Oak Street Health Inc *	5,800	180
Organon & Co	14,454	423
Penumbra Inc *	1,900	467
PerkinElmer Inc	6,034	1,099
Perrigo Co PLC	7,800	286
Pfizer Inc	289,722	15,567
PPD Inc *	8,900	419
Premier Inc, Cl A	6,800	252
QIAGEN NV *	12,640	697
Quest Diagnostics Inc	6,244	928
Quidel Corp *	1,600	236
Regeneron Pharmaceuticals Inc *	5,100	3,246
Repligen Corp *	3,000	860
ResMed Inc	7,182	1,830
Royalty Pharma PLC, Cl A	15,200	605
Sage Therapeutics Inc *	3,100	121
Sarepta Therapeutics Inc *	3,900	315
Seagen Inc *	7,100	1,136
Signify Health Inc, Cl A *	1,500	20

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sotera Health Co *	4,500	$96
STERIS PLC	4,600	1,005
Stryker Corp	18,304	4,331
Syneos Health Inc, Cl A *	5,700	554
Tandem Diabetes Care Inc *	3,300	424
Teladoc Health Inc *	7,853	795
Teleflex Inc	2,540	755
Thermo Fisher Scientific Inc	20,325	12,862
Ultragenyx Pharmaceutical Inc *	3,500	263
United Therapeutics Corp *	2,400	455
UnitedHealth Group Inc	48,920	21,731
Universal Health Services Inc, Cl B	3,976	472
Veeva Systems Inc, Cl A *	7,100	2,006
Vertex Pharmaceuticals Inc *	13,600	2,542
Viatris Inc, Cl W *	61,022	751
Waters Corp *	2,946	967
West Pharmaceutical Services Inc	3,900	1,726
Zimmer Biomet Holdings Inc	11,225	1,343
Zoetis Inc, Cl A	24,844	5,516

		282,736
Industrials — 8.4%
3M Co	30,333	5,158
A O Smith Corp	6,400	506
Acuity Brands Inc	1,900	383
ADT Inc	6,700	56
Advanced Drainage Systems Inc	3,100	383
AECOM *	6,616	456
AGCO Corp	3,300	364
Air Lease Corp, Cl A	5,300	215
Alaska Air Group Inc *	6,900	335
Allegion plc	4,966	614
Allison Transmission Holdings Inc, Cl A	6,300	218
AMERCO	400	282
American Airlines Group Inc *(A)	31,900	564
AMETEK Inc	11,528	1,574
Armstrong World Industries Inc	2,900	307
Axon Enterprise Inc *	3,300	557
AZEK Co Inc/The, Cl A *	6,100	239
Boeing Co/The *	27,491	5,439
Booz Allen Hamilton Holding Corp, Cl A	6,100	512
Builders FirstSource Inc *	11,200	778
BWX Technologies Inc	5,350	255
CACI International Inc, Cl A *	1,300	337
Carlisle Cos Inc	2,866	645
Carrier Global Corp	44,378	2,402
Caterpillar Inc	28,088	5,431
CH Robinson Worldwide Inc	6,086	579
ChargePoint Holdings Inc *(A)	6,900	176
Cintas Corp	4,557	1,924
Clarivate PLC *	22,600	527
Clean Harbors Inc *	2,100	213
Colfax Corp *	6,500	302

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Copa Holdings SA, Cl A *	1,800	$126
Copart Inc *	10,436	1,515
CoStar Group Inc *	19,500	1,516
Crane Co	2,600	251
CSX Corp	118,288	4,100
Cummins Inc	7,512	1,576
Curtiss-Wright Corp	2,300	289
Deere & Co	14,719	5,086
Delta Air Lines Inc *	34,200	1,238
Donaldson Co Inc	5,944	335
Dover Corp	7,657	1,255
Driven Brands Holdings Inc *	2,400	74
Dun & Bradstreet Holdings Inc *	8,900	169
Eaton Corp PLC	20,816	3,373
Emerson Electric Co	30,610	2,689
Equifax Inc	6,456	1,799
Expeditors International of Washington Inc	9,048	1,100
Fastenal Co	28,748	1,701
FedEx Corp	12,644	2,913
Flowserve Corp	6,800	204
Fortive Corp	17,453	1,289
Fortune Brands Home & Security Inc	6,620	665
FTI Consulting Inc *	1,500	219
Gates Industrial Corp PLC *	2,800	45
Generac Holdings Inc *	3,000	1,264
General Dynamics Corp	13,172	2,489
General Electric Co	56,050	5,324
Graco Inc	8,872	647
GXO Logistics Inc *	5,400	519
HEICO Corp	2,510	348
HEICO Corp, Cl A	4,321	537
Hexcel Corp *	3,400	175
Honeywell International Inc	35,890	7,258
Howmet Aerospace Inc	19,167	539
Hubbell Inc, Cl B	2,992	586
Huntington Ingalls Industries Inc	1,937	344
IAA Inc *	7,100	343
IDEX Corp	4,093	919
IHS Markit Ltd	19,100	2,441
Illinois Tool Works Inc	16,480	3,826
Ingersoll Rand Inc	20,265	1,182
ITT Inc	4,551	430
Jacobs Engineering Group Inc	6,884	981
JB Hunt Transport Services Inc	4,552	870
JetBlue Airways Corp *	17,600	236
Johnson Controls International plc	36,766	2,749
Kansas City Southern	4,500	1,309
Kirby Corp *	3,500	183
Knight-Swift Transportation Holdings Inc, Cl A	8,900	510
L3Harris Technologies Inc	10,134	2,119
Landstar System Inc	2,065	348

SCHEDULE OF INVESTMENTS (Unaudited)

Novermber 30, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Leidos Holdings Inc	7,673	$675
Lennox International Inc	1,500	464
Lincoln Electric Holdings Inc	3,200	432
Lockheed Martin Corp	12,973	4,324
Lyft Inc, Cl A *	15,600	633
ManpowerGroup Inc	2,984	267
Masco Corp	13,179	868
MasTec Inc *	3,100	286
Mercury Systems Inc *	3,300	162
Middleby Corp/The *	3,100	541
MSA Safety Inc	1,900	272
MSC Industrial Direct Co Inc, Cl A	2,720	214
Nielsen Holdings PLC	19,900	381
Nordson Corp	3,100	788
Norfolk Southern Corp	12,833	3,404
Northrop Grumman Corp	7,778	2,713
nVent Electric PLC	9,473	330
Old Dominion Freight Line Inc	5,200	1,847
Oshkosh Corp	3,859	415
Otis Worldwide Corp	22,239	1,788
Owens Corning	5,700	484
PACCAR Inc	16,870	1,407
Parker-Hannifin Corp	6,704	2,025
Pentair PLC	8,873	654
Plug Power Inc *(A)	27,400	1,092
Quanta Services Inc	7,400	842
Raytheon Technologies Corp	78,162	6,325
Regal Rexnord Corp	2,200	348
Republic Services Inc, Cl A	11,242	1,487
Robert Half International Inc	6,076	675
Rockwell Automation Inc	6,004	2,019
Rollins Inc	11,237	374
Roper Technologies Inc	5,500	2,553
Ryder System Inc	2,706	225
Schneider National Inc, Cl B	3,000	74
Science Applications International Corp	3,000	252
Sensata Technologies Holding PLC *	8,700	485
Shoals Technologies Group Inc, Cl A *	5,500	155
SiteOne Landscape Supply Inc *	2,400	577
Snap-on Inc	2,991	616
Southwest Airlines Co *	31,620	1,404
Spirit AeroSystems Holdings Inc, Cl A	6,000	227
Stanley Black & Decker Inc	8,593	1,502
Stericycle Inc *	5,226	295
Sunrun Inc *	10,900	502
Textron Inc	11,322	802
Timken Co/The	3,769	248
Toro Co/The	5,840	587
Trane Technologies PLC	12,200	2,277
TransDigm Group Inc *	2,593	1,499
TransUnion	10,200	1,134
Trex Co Inc *	5,500	730

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TuSimple Holdings Inc, Cl A *	2,000	$80
Uber Technologies Inc *	84,400	3,207
Union Pacific Corp	33,732	7,949
United Airlines Holdings Inc *	17,300	731
United Parcel Service Inc, Cl B	37,541	7,447
United Rentals Inc *	3,600	1,219
Univar Solutions Inc *	7,200	187
Valmont Industries Inc	1,200	287
Verisk Analytics Inc, Cl A	8,000	1,799
Vertiv Holdings Co, Cl A	15,600	400
Virgin Galactic Holdings Inc *	8,000	128
Waste Management Inc	21,994	3,534
Watsco Inc	1,700	498
Westinghouse Air Brake Technologies Corp	8,837	784
Woodward Inc	3,000	317
WW Grainger Inc	2,487	1,197
XPO Logistics Inc *	5,400	391
Xylem Inc/NY	9,602	1,163

		189,732
Information Technology — 29.3%
Accenture PLC, Cl A	33,000	11,794
Adobe Inc *	24,802	16,614
Advanced Micro Devices Inc *	63,200	10,009
Akamai Technologies Inc *	8,118	915
Allegro MicroSystems Inc *	2,900	91
Alliance Data Systems Corp	2,612	178
Alteryx Inc, Cl A *	3,200	213
Amdocs Ltd	7,200	503
Amphenol Corp, Cl A	29,868	2,407
Analog Devices Inc	28,103	5,066
Anaplan Inc *	8,000	342
ANSYS Inc *	4,400	1,722
Apple Inc	815,900	134,868
Applied Materials Inc	47,255	6,955
Arista Networks Inc *	12,400	1,538
Arrow Electronics Inc *	4,089	497
Aspen Technology Inc *	3,800	551
Atlassian Corp PLC, Cl A *	7,000	2,634
Autodesk Inc *	11,537	2,933
Automatic Data Processing Inc	22,192	5,124
Avalara Inc *	4,700	656
Avnet Inc	5,610	203
Azenta Inc	4,000	452
Bentley Systems Inc, Cl B	7,400	355
Bill.com Holdings Inc *	4,100	1,151
Black Knight Inc *	8,500	607
Broadcom Inc	20,732	11,479
Broadridge Financial Solutions Inc	6,173	1,041
C3.ai Inc, Cl A *(A)	1,000	37
Cadence Design Systems Inc *	14,163	2,513
CDK Global Inc	6,597	255
CDW Corp/DE	6,900	1,307

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ceridian HCM Holding Inc *	6,500	$711
Ciena Corp *	8,600	518
Cirrus Logic Inc *	3,000	240
Cisco Systems Inc/Delaware	220,027	12,066
Citrix Systems Inc	6,887	554
Cloudflare Inc, Cl A *	13,500	2,541
Cognex Corp	8,000	618
Cognizant Technology Solutions Corp, Cl A	26,676	2,080
Coherent Inc *	1,400	362
CommScope Holding Co Inc *	10,800	108
Concentrix Corp	2,200	365
Corning Inc	40,758	1,512
Coupa Software Inc *	3,900	767
Crowdstrike Holdings Inc, Cl A *	10,200	2,215
Datadog Inc, Cl A *	12,100	2,157
Datto Holding Corp *(A)	1,600	38
Dell Technologies Inc, Cl C *	14,642	827
DocuSign Inc, Cl A *	10,000	2,464
Dolby Laboratories Inc, Cl A	3,543	296
DoubleVerify Holdings Inc *	800	25
Dropbox Inc, Cl A *	16,900	416
Duck Creek Technologies Inc *	3,700	106
DXC Technology Co *	14,136	424
Dynatrace Inc *	10,200	641
Elastic NV *	3,700	575
Enphase Energy Inc *	6,600	1,650
Entegris Inc	7,300	1,066
EPAM Systems Inc *	2,700	1,643
Euronet Worldwide Inc *	2,800	284
Everbridge Inc *	2,100	238
F5 Inc *	3,338	760
Fair Isaac Corp *	1,500	530
Fastly Inc, Cl A *(A)	5,800	236
Fidelity National Information Services Inc	32,648	3,412
First Solar Inc *	5,900	611
Fiserv Inc *	31,174	3,009
Five9 Inc *	3,600	512
FleetCor Technologies Inc *	4,400	911
Fortinet Inc *	6,800	2,258
Gartner Inc *	4,000	1,249
Genpact Ltd	10,200	492
Global Payments Inc	14,752	1,756
Globant SA *	2,200	583
GoDaddy Inc, Cl A *	9,300	653
Guidewire Software Inc *	4,700	547
Hewlett Packard Enterprise Co	65,970	947
HP Inc	60,670	2,140
HubSpot Inc *	2,300	1,856
Intel Corp	210,258	10,345
International Business Machines Corp	45,898	5,375
Intuit Inc	13,252	8,644
IPG Photonics Corp *	2,000	328

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Jabil Inc	8,074	$472
Jack Henry & Associates Inc	4,100	622
Jamf Holding Corp *	2,600	84
Juniper Networks Inc	18,025	561
Keysight Technologies Inc *	9,332	1,815
KLA Corp	8,009	3,269
Kyndryl Holdings Inc *	9,560	151
Lam Research Corp	7,352	4,998
Littelfuse Inc	1,300	388
Lumentum Holdings Inc *	4,000	347
Mandiant Inc *	13,200	224
Manhattan Associates Inc *	3,300	515
Marvell Technology Inc	42,838	3,049
Mastercard Inc, Cl A	45,400	14,297
McAfee Corp, Cl A	2,300	59
Microchip Technology Inc	27,330	2,280
Micron Technology Inc	57,616	4,840
Microsoft Corp	391,600	129,459
MKS Instruments Inc	2,600	396
MongoDB Inc, Cl A *	3,300	1,644
Monolithic Power Systems Inc	2,400	1,328
Motorola Solutions Inc	8,414	2,130
N-able Inc *	2,100	25
National Instruments Corp	7,604	316
nCino Inc *	2,900	180
NCR Corp *	7,089	276
NetApp Inc	11,855	1,054
New Relic Inc *	2,100	233
NortonLifeLock Inc	25,848	642
Nuance Communications Inc *	13,600	755
Nutanix Inc, Cl A *	10,700	355
NVIDIA Corp	124,524	40,689
NXP Semiconductors NV	13,600	3,038
Okta Inc, Cl A *	6,600	1,420
ON Semiconductor Corp *	22,600	1,388
Oracle Corp	87,520	7,942
Palantir Technologies Inc, Cl A *	81,300	1,679
Palo Alto Networks Inc *	4,900	2,680
Paychex Inc	16,707	1,991
Paycom Software Inc *	2,700	1,181
Paylocity Holding Corp *	2,100	530
PayPal Holdings Inc *	60,911	11,262
Paysafe Ltd *(A)	16,900	61
Pegasystems Inc	2,300	264
PTC Inc *	5,900	647
Pure Storage Inc, Cl A *	15,200	471
Qorvo Inc *	6,000	877
QUALCOMM Inc	58,659	10,591
RingCentral Inc, Cl A *	4,300	929
Sabre Corp *	17,600	133
salesforce.com Inc *	47,918	13,655
ServiceNow Inc *	10,200	6,607

SCHEDULE OF INVESTMENTS (Unaudited)

Novermber 30, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shift4 Payments Inc, Cl A *	2,400	$125
Skyworks Solutions Inc	8,400	1,274
Smartsheet Inc, Cl A *	6,700	429
Snowflake Inc, Cl A *	10,200	3,470
SolarWinds Corp	2,100	30
Splunk Inc *	8,800	1,065
Square Inc, Cl A *	20,400	4,250
SS&C Technologies Holdings Inc	10,900	832
StoneCo Ltd, Cl A *	11,900	186
Switch Inc, Cl A	6,400	175
Synopsys Inc *	7,882	2,688
TD SYNNEX Corp	2,200	228
Teledyne Technologies Inc *	2,467	1,025
Teradata Corp *	6,089	264
Teradyne Inc	8,463	1,294
Texas Instruments Inc	48,008	9,235
Trade Desk Inc/The, Cl A *(A)	22,100	2,286
Trimble Inc *	12,828	1,102
Twilio Inc, Cl A *	8,500	2,432
Tyler Technologies Inc *	2,000	1,038
Ubiquiti Inc	300	90
Unity Software Inc *	7,900	1,362
Universal Display Corp	2,400	343
VeriSign Inc *	5,285	1,268
Viasat Inc *	3,000	133
Visa Inc, Cl A	87,900	17,032
VMware Inc, Cl A	10,152	1,185
Vontier Corp	9,401	296
Western Digital Corp *	15,596	902
Western Union Co/The	22,728	360
WEX Inc *	2,400	303
Wix.com Ltd *	2,900	443
Wolfspeed Inc *	5,600	687
Workday Inc, Cl A *	9,900	2,715
Xerox Holdings Corp	7,999	147
Xilinx Inc	12,657	2,891
Zebra Technologies Corp, Cl A *	2,825	1,663
Zendesk Inc *	6,500	664
Zoom Video Communications Inc, Cl A *	11,100	2,347
Zscaler Inc *	3,900	1,353

		664,082
Materials — 2.3%
Air Products and Chemicals Inc	11,494	3,304
Albemarle Corp	5,873	1,565
Alcoa Corp	10,200	475
Amcor PLC	78,200	885
AptarGroup Inc	3,500	419
Ardagh Metal Packaging SA *	3,000	28
Ashland Global Holdings Inc	2,876	291
Avery Dennison Corp	4,510	925
Axalta Coating Systems Ltd *	11,600	352
Ball Corp	17,200	1,607

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Berry Global Group Inc *	7,500	$518
Celanese Corp, Cl A	5,983	906
CF Industries Holdings Inc	11,630	705
Chemours Co/The	9,100	270
Cleveland-Cliffs Inc *(A)	24,900	507
Corteva Inc	36,876	1,659
Crown Holdings Inc	6,751	714
Diversey Holdings Ltd *	2,800	37
Dow Inc	37,976	2,086
DuPont de Nemours Inc	27,209	2,012
Eagle Materials Inc	2,100	324
Eastman Chemical Co	6,528	681
Ecolab Inc	13,055	2,891
Element Solutions Inc	12,800	293
FMC Corp	7,120	713
Freeport-McMoRan Inc, Cl B	75,224	2,789
Graphic Packaging Holding Co	15,300	302
Huntsman Corp	11,729	372
International Flavors & Fragrances Inc	12,452	1,770
International Paper Co	20,955	954
Louisiana-Pacific Corp	5,600	366
LyondellBasell Industries NV, Cl A	14,060	1,225
Martin Marietta Materials Inc	3,063	1,236
Mosaic Co/The	19,278	660
NewMarket Corp	300	99
Newmont Corp	40,933	2,248
Nucor Corp	15,090	1,604
Olin Corp	6,800	370
Packaging Corp of America	5,099	666
PPG Industries Inc	11,846	1,826
Reliance Steel & Aluminum Co	3,300	491
Royal Gold Inc	3,600	360
RPM International Inc	7,069	644
Scotts Miracle-Gro Co/The, Cl A	2,306	334
Sealed Air Corp	6,768	420
Sherwin-Williams Co/The	12,711	4,210
Silgan Holdings Inc	4,808	199
Sonoco Products Co	5,746	334
Southern Copper Corp	4,768	279
Steel Dynamics Inc	10,400	622
Sylvamo Corp *	1,905	58
United States Steel Corp	14,600	330
Valvoline Inc	9,404	320
Vulcan Materials Co	7,057	1,352
Westlake Chemical Corp	2,000	186
Westrock Co	14,545	631

		51,424
Real Estate — 3.2%
Alexandria Real Estate Equities Inc ‡	7,800	1,561
American Campus Communities Inc ‡	8,000	414
American Homes 4 Rent, Cl A ‡	15,500	621
American Tower Corp, Cl A ‡	23,222	6,095

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Americold Realty Trust ‡	13,300	$434
Apartment Income Corp ‡	7,405	376
AvalonBay Communities Inc ‡	7,141	1,706
Boston Properties Inc ‡	8,284	893
Brixmor Property Group Inc ‡	17,300	393
Camden Property Trust ‡	5,247	867
CBRE Group Inc, Cl A *	16,917	1,617
CoreSite Realty Corp ‡	2,400	410
Cousins Properties Inc ‡	7,900	298
Crown Castle International Corp ‡	22,496	4,086
CubeSmart ‡	10,700	577
CyrusOne Inc ‡	6,900	614
Digital Realty Trust Inc ‡	14,696	2,465
Douglas Emmett Inc ‡	9,200	301
Duke Realty Corp ‡	19,009	1,109
EPR Properties ‡	4,500	208
Equinix Inc ‡	4,542	3,689
Equity LifeStyle Properties Inc ‡	8,300	675
Equity Residential ‡	18,377	1,568
Essex Property Trust Inc ‡	3,154	1,071
Extra Space Storage Inc ‡	7,000	1,400
Federal Realty Investment Trust ‡	3,496	429
First Industrial Realty Trust Inc ‡	6,800	411
Gaming and Leisure Properties Inc ‡	11,635	525
Healthcare Trust of America Inc, Cl A ‡	11,800	401
Healthpeak Properties Inc ‡	27,374	899
Highwoods Properties Inc ‡	5,400	233
Host Hotels & Resorts Inc *‡	38,940	611
Howard Hughes Corp/The *	2,273	186
Hudson Pacific Properties Inc ‡	9,100	221
Invitation Homes Inc ‡	30,300	1,225
Iron Mountain Inc ‡(A)	15,903	723
JBG SMITH Properties ‡	4,818	134
Jones Lang LaSalle Inc *	2,700	634
Kilroy Realty Corp ‡	6,600	426
Kimco Realty Corp ‡	31,871	715
Lamar Advertising Co, Cl A ‡	4,740	518
Life Storage Inc ‡	3,850	509
Medical Properties Trust Inc ‡	32,200	686
Mid-America Apartment Communities Inc ‡	6,050	1,248
National Retail Properties Inc ‡	9,300	410
Omega Healthcare Investors Inc ‡	13,300	372
Opendoor Technologies Inc *	20,900	331
Orion Office Inc *‡	2,914	52
Park Hotels & Resorts Inc *‡	10,288	171
Prologis Inc ‡	38,144	5,750
Public Storage ‡	7,868	2,576
Rayonier Inc ‡	7,504	283
Realty Income Corp ‡	29,139	1,979
Regency Centers Corp ‡	8,958	621
Rexford Industrial Realty Inc ‡	7,100	498
SBA Communications Corp, Cl A ‡	5,400	1,856

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Simon Property Group Inc ‡	16,681	$2,549
SL Green Realty Corp ‡	3,961	275
Spirit Realty Capital Inc ‡	6,320	282
STORE Capital Corp ‡	13,600	448
Sun Communities Inc ‡	5,900	1,113
UDR Inc ‡	16,093	913
Ventas Inc ‡	20,792	976
VICI Properties Inc ‡(A)	29,800	811
Vornado Realty Trust ‡	9,936	399
Welltower Inc ‡	22,383	1,782
Weyerhaeuser Co ‡	40,046	1,506
WP Carey Inc ‡	9,700	741
Zillow Group Inc, Cl A *	3,343	181
Zillow Group Inc, Cl C *	9,086	493

		71,550
Utilities — 2.3%
AES Corp/The	35,124	821
Alliant Energy Corp	11,752	644
Ameren Corp	13,590	1,109
American Electric Power Co Inc	25,350	2,055
American Water Works Co Inc	9,700	1,635
Atmos Energy Corp	7,191	649
Avangrid Inc	3,094	157
Brookfield Renewable Corp, Cl A	7,000	259
CenterPoint Energy Inc	31,015	804
CMS Energy Corp	14,642	862
Consolidated Edison Inc	18,416	1,430
Dominion Energy Inc	42,370	3,017
DTE Energy Co	9,864	1,069
Duke Energy Corp	40,216	3,901
Edison International	19,079	1,245
Entergy Corp	10,698	1,073
Essential Utilities Inc	12,046	569
Evergy Inc	12,149	769
Eversource Energy	17,008	1,399
Exelon Corp	50,076	2,641
FirstEnergy Corp	27,727	1,044
Hawaiian Electric Industries Inc	5,946	226
IDACORP Inc	2,700	282
MDU Resources Group Inc	10,421	284
National Fuel Gas Co	4,789	277
NextEra Energy Inc	101,892	8,842
NiSource Inc	21,421	525
NRG Energy Inc	13,500	486
OGE Energy Corp	11,336	389
PG&E Corp *	75,818	901
Pinnacle West Capital Corp	6,292	409
PPL Corp	41,126	1,145
Public Service Enterprise Group Inc	25,152	1,572
Sempra Energy	16,423	1,969
Southern Co/The	55,203	3,373
UGI Corp	11,725	484

SCHEDULE OF INVESTMENTS (Unaudited)

Novermber 30, 2021

Large Cap Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vistra Corp	26,600	$529
WEC Energy Group Inc	16,857	1,465
Xcel Energy Inc	26,981	1,719

		52,029
Total Common Stock
(Cost $545,290) ($ Thousands)		2,249,478

AFFILIATED PARTNERSHIP — 0.5%
SEI Liquidity Fund, L.P.
0.020% **†(C)	11,207,859	11,206

Total Affiliated Partnership
(Cost $11,209) ($ Thousands)		11,206

CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	6,049,491	6,049

Total Cash Equivalent
(Cost $6,049) ($ Thousands)		6,049

Total Investments in Securities — 100.4%
(Cost $562,548) ($ Thousands)		$2,266,733

A list of the open futures contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	29	Dec-2021	$6,485	$6,621	$136
S&P Mid Cap 400 Index E-MINI	5	Dec-2021	1,353	1,353	–
			$7,838	$7,974	$136

Percentages are based on Net Assets of $2,257,440 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2021 (see Note 12). The total market value of securities on loan at November 30, 2021 was $11,635 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2021, such securities amounted to $175 ($ Thousands), or 0.0% of the net assets of the Fund (See Note 2).
(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2021 was $11,206 ($ Thousands).

Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
MSCI — Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers and Automated Quotations
PLC — Public Limited Company
S&P— Standard & Poor's

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	2,249,478	–	–	2,249,478
Affiliated Partnership	–	11,206	–	11,206
Cash Equivalent	6,049	–	–	6,049
Total Investments in Securities	2,255,527	11,206	–	2,266,733

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	136	–	–	136
Total Other Financial Instruments	136	–	–	136

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Investment Co.	$428	$—	$(49)	$32	$(57)	$354	5,942	$2	$—
SEI Liquidity Fund, L.P.	10,182	40,064	(39,038)	—	(2)	11,206	11,207,859	24	—
SEI Daily Income Trust, Government Fund, Cl F	2,414	228,402	(224,767)	—	—	6,049	6,049,491	—	—
Totals	$13,024	$268,466	$(263,854)	$32	$(59)	$17,609		$26	$-

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.9%

Communication Services — 10.2%
Activision Blizzard Inc	120,000	$7,032
Alphabet Inc, Cl A *	46,341	131,513
Alphabet Inc, Cl C *	43,363	123,543
AT&T Inc	1,098,991	25,090
Charter Communications Inc, Cl A *	19,500	12,602
Comcast Corp, Cl A	704,848	35,228
Discovery Inc, Cl A *(A)	26,100	607
Discovery Inc, Cl C *	45,845	1,041
DISH Network Corp, Cl A *	38,068	1,190
Electronic Arts Inc	44,000	5,466
Fox Corp	71,357	2,501
Interpublic Group of Cos Inc/The	59,700	1,981
Live Nation Entertainment Inc *	20,000	2,133
Lumen Technologies Inc	150,374	1,856
Match Group Inc *	42,700	5,551
Meta Platforms Inc, Cl A *	366,678	118,972
Netflix Inc *	68,079	43,700
News Corp	19,300	416
News Corp, Cl A	59,783	1,293
Omnicom Group Inc	32,500	2,188
Take-Two Interactive Software Inc *	17,700	2,936
T-Mobile US Inc *	90,400	9,836
Twitter Inc *	123,200	5,413
Verizon Communications Inc	637,152	32,030
ViacomCBS Inc, Cl B	92,181	2,853
Walt Disney Co/The	279,619	40,517

		617,488
Consumer Discretionary — 13.0%
Advance Auto Parts Inc	9,900	2,185
Amazon.com Inc *	66,960	234,833
Aptiv PLC *	41,700	6,687
AutoZone Inc *	3,345	6,078
Bath & Body Works Inc	40,200	3,020
Best Buy Co Inc	34,187	3,653
Booking Holdings Inc *	6,284	13,208
BorgWarner Inc	36,600	1,584
Caesars Entertainment Inc *	32,300	2,909
CarMax Inc *	24,800	3,503
Carnival Corp, Cl A *(A)	121,200	2,136
Chipotle Mexican Grill Inc, Cl A *	4,320	7,100
Darden Restaurants Inc	19,795	2,731
Dollar General Corp	36,400	8,055
Dollar Tree Inc *	35,869	4,800
Domino's Pizza Inc	5,600	2,935
DR Horton Inc	49,591	4,845
eBay Inc	100,283	6,765
Etsy Inc *	19,600	5,382
Expedia Group Inc *	22,095	3,559
Ford Motor Co	604,643	11,603
Gap Inc/The	32,400	536

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Garmin Ltd	23,195	$3,098
General Motors Co *	223,687	12,945
Genuine Parts Co	21,700	2,772
Hanesbrands Inc	52,500	848
Hasbro Inc	19,795	1,918
Hilton Worldwide Holdings Inc *	43,000	5,808
Home Depot Inc/The	163,587	65,535
Las Vegas Sands Corp *	51,800	1,845
Leggett & Platt Inc	20,695	836
Lennar Corp, Cl A	41,791	4,390
LKQ Corp	41,100	2,298
Lowe's Cos Inc	108,787	26,608
Marriott International Inc/MD, Cl A *	42,236	6,232
McDonald's Corp	114,887	28,101
MGM Resorts International	60,300	2,387
Mohawk Industries Inc *	8,500	1,427
Newell Brands Inc	57,690	1,239
NIKE Inc, Cl B	196,682	33,286
Norwegian Cruise Line Holdings Ltd *(A)	56,700	1,106
NVR Inc *	510	2,665
O'Reilly Automotive Inc *	10,600	6,765
Penn National Gaming Inc *	25,500	1,306
Pool Corp	6,100	3,380
PulteGroup Inc	39,283	1,965
PVH Corp	10,800	1,153
Ralph Lauren Corp, Cl A	7,495	870
Ross Stores Inc	55,100	6,011
Royal Caribbean Cruises Ltd *	34,100	2,381
Starbucks Corp	181,582	19,909
Tapestry Inc	42,691	1,713
Target Corp	76,191	18,578
Tesla Inc *	124,800	142,866
TJX Cos Inc/The	185,882	12,900
Tractor Supply Co	17,700	3,988
Ulta Beauty Inc *	8,300	3,187
Under Armour Inc, Cl A *	28,395	670
Under Armour Inc, Cl C *	32,432	651
VF Corp	50,491	3,622
Whirlpool Corp	9,600	2,090
Wynn Resorts Ltd *	16,100	1,304
Yum! Brands Inc	45,700	5,614

		784,374
Consumer Staples — 5.5%
Altria Group Inc	284,083	12,113
Archer-Daniels-Midland Co	86,391	5,374
Brown-Forman Corp, Cl B	27,990	1,969
Campbell Soup Co	30,891	1,246
Church & Dwight Co Inc	37,300	3,334
Clorox Co/The	18,700	3,045
Coca-Cola Co/The	597,857	31,358
Colgate-Palmolive Co	129,991	9,752
Conagra Brands Inc	72,687	2,221

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Constellation Brands Inc, Cl A	26,000	$5,859
Costco Wholesale Corp	68,000	36,678
Estee Lauder Cos Inc/The, Cl A	35,700	11,855
General Mills Inc	93,596	5,781
Hershey Co/The	22,100	3,922
Hormel Foods Corp (A)	42,992	1,780
J M Smucker Co/The	16,395	2,074
Kellogg Co (A)	38,900	2,380
Kimberly-Clark Corp	51,996	6,776
Kraft Heinz Co/The	109,891	3,693
Kroger Co/The	103,382	4,293
Lamb Weston Holdings Inc	22,200	1,153
McCormick & Co Inc/MD	37,890	3,252
Molson Coors Beverage Co, Cl B	28,495	1,266
Mondelez International Inc, Cl A	215,378	12,694
Monster Beverage Corp *	58,031	4,862
PepsiCo Inc	212,678	33,982
Philip Morris International Inc	239,978	20,624
Procter & Gamble Co/The	373,467	53,996
Sysco Corp	79,000	5,533
Tyson Foods Inc, Cl A	44,887	3,544
Walgreens Boots Alliance Inc	110,887	4,968
Walmart Inc	219,883	30,922

		332,299
Energy — 2.7%
APA Corp	57,600	1,484
Baker Hughes Co, Cl A	128,400	2,997
Chevron Corp	297,601	33,590
ConocoPhillips	206,241	14,464
Coterra Energy Inc, Cl A	123,287	2,476
Devon Energy Corp	97,400	4,097
Diamondback Energy Inc	26,000	2,775
EOG Resources Inc	90,091	7,838
Exxon Mobil Corp	651,400	38,980
Halliburton Co	135,291	2,921
Hess Corp	41,900	3,122
Kinder Morgan Inc	296,583	4,585
Marathon Oil Corp	120,600	1,868
Marathon Petroleum Corp	98,511	5,994
Occidental Petroleum Corp	134,724	3,995
ONEOK Inc	67,691	4,051
Phillips 66	66,596	4,606
Pioneer Natural Resources Co	34,996	6,240
Schlumberger NV	215,866	6,191
Valero Energy Corp	62,200	4,164
Williams Cos Inc/The	187,696	5,028

		161,466
Financials — 10.7%
Aflac Inc	95,282	5,159
Allstate Corp/The	45,000	4,892
American Express Co	99,087	15,091

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American International Group Inc	131,978	$6,942
Ameriprise Financial Inc	17,600	5,097
Aon PLC, Cl A	34,800	10,293
Arthur J Gallagher & Co	31,900	5,196
Assurant Inc	8,895	1,353
Bank of America Corp	1,139,283	50,664
Bank of New York Mellon Corp/The	122,587	6,716
Berkshire Hathaway Inc, Cl B *	285,128	78,892
BlackRock Inc, Cl A	21,996	19,898
Brown & Brown Inc	35,500	2,287
Capital One Financial Corp	68,796	9,668
Cboe Global Markets Inc	16,300	2,102
Charles Schwab Corp/The	231,191	17,892
Chubb Ltd	67,647	12,141
Cincinnati Financial Corp	22,696	2,585
Citigroup Inc	312,057	19,878
Citizens Financial Group Inc	64,700	3,058
CME Group Inc, Cl A	55,295	12,194
Comerica Inc	20,291	1,675
Discover Financial Services	46,300	4,993
Everest Re Group Ltd	6,100	1,564
Fifth Third Bancorp	105,000	4,426
First Republic Bank/CA	27,200	5,703
Franklin Resources Inc	42,895	1,390
Globe Life Inc	14,346	1,241
Goldman Sachs Group Inc/The	51,891	19,770
Hartford Financial Services Group Inc/The	52,700	3,483
Huntington Bancshares Inc/OH	224,661	3,334
Intercontinental Exchange Inc	86,800	11,346
Invesco Ltd	51,600	1,152
JPMorgan Chase & Co	459,657	73,007
KeyCorp	145,000	3,254
Lincoln National Corp	27,000	1,791
Loews Corp	30,787	1,646
M&T Bank Corp	19,523	2,862
MarketAxess Holdings Inc	5,800	2,046
Marsh & McLennan Cos Inc	78,091	12,808
MetLife Inc	112,387	6,593
Moody's Corp	25,000	9,766
Morgan Stanley	224,753	21,311
MSCI Inc, Cl A	12,700	7,994
Nasdaq Inc	17,800	3,617
Northern Trust Corp	31,696	3,667
People's United Financial Inc	64,600	1,101
PNC Financial Services Group Inc/The	65,491	12,902
Principal Financial Group Inc	37,891	2,599
Progressive Corp/The	90,283	8,391
Prudential Financial Inc	59,700	6,105
Raymond James Financial Inc	28,300	2,782
Regions Financial Corp	145,200	3,303
S&P Global Inc	37,100	16,908
State Street Corp	56,500	5,027

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SVB Financial Group *	9,100	$6,300
Synchrony Financial	86,521	3,875
T Rowe Price Group Inc	35,000	6,998
Travelers Cos Inc/The	38,496	5,657
Truist Financial Corp	205,692	12,200
US Bancorp	207,883	11,504
W R Berkley Corp	21,400	1,640
Wells Fargo & Co	631,948	30,194
Willis Towers Watson PLC	19,945	4,504
Zions Bancorp NA	24,900	1,571

		645,998
Health Care — 12.6%
Abbott Laboratories	272,848	34,316
AbbVie Inc	271,913	31,346
ABIOMED Inc *	6,900	2,172
Agilent Technologies Inc	46,791	7,061
Align Technology Inc *	11,300	6,910
AmerisourceBergen Corp, Cl A	22,696	2,627
Amgen Inc	87,391	17,380
Anthem Inc	37,596	15,273
Baxter International Inc	77,229	5,759
Becton Dickinson and Co	44,239	10,491
Biogen Inc *	23,000	5,422
Bio-Rad Laboratories Inc, Cl A *	3,300	2,486
Bio-Techne Corp	5,900	2,785
Boston Scientific Corp *	219,600	8,360
Bristol-Myers Squibb Co	342,170	18,351
Cardinal Health Inc	43,996	2,034
Catalent Inc *	25,800	3,319
Centene Corp *	89,964	6,424
Cerner Corp	44,900	3,163
Charles River Laboratories International Inc *	7,700	2,817
Cigna Corp	52,407	10,057
Cooper Cos Inc/The	7,500	2,823
CVS Health Corp	203,157	18,093
Danaher Corp	97,800	31,456
DaVita Inc *	10,395	982
DENTSPLY SIRONA Inc	33,491	1,632
Dexcom Inc *	14,900	8,383
Edwards Lifesciences Corp *	96,100	10,312
Eli Lilly & Co	122,145	30,297
Gilead Sciences Inc	193,178	13,316
HCA Healthcare Inc	37,995	8,571
Henry Schein Inc *	21,500	1,528
Hologic Inc *	38,400	2,870
Humana Inc	19,796	8,309
IDEXX Laboratories Inc *	13,100	7,966
Illumina Inc *	22,600	8,256
Incyte Corp *	28,700	1,944
Intuitive Surgical Inc *	54,900	17,806
IQVIA Holdings Inc *	29,600	7,670

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Johnson & Johnson	404,970	$63,147
Laboratory Corp of America Holdings *	14,700	4,194
McKesson Corp	23,860	5,172
Medtronic PLC	206,861	22,072
Merck & Co Inc	389,570	29,183
Mettler-Toledo International Inc *	3,600	5,451
Moderna Inc *	54,100	19,066
Organon & Co	38,347	1,121
PerkinElmer Inc	17,000	3,097
Pfizer Inc	862,635	46,350
Quest Diagnostics Inc	18,900	2,810
Regeneron Pharmaceuticals Inc *	16,200	10,312
ResMed Inc	22,500	5,734
STERIS PLC	15,200	3,322
Stryker Corp	51,696	12,233
Teleflex Inc	7,100	2,112
Thermo Fisher Scientific Inc	60,491	38,280
UnitedHealth Group Inc	145,087	64,451
Universal Health Services Inc, Cl B	11,500	1,365
Vertex Pharmaceuticals Inc *	40,000	7,478
Viatris Inc, Cl W *	183,105	2,254
Waters Corp *	9,300	3,051
West Pharmaceutical Services Inc	11,400	5,046
Zimmer Biomet Holdings Inc	31,795	3,803
Zoetis Inc, Cl A	73,000	16,209

		758,080
Industrials — 7.7%
3M Co	89,091	15,149
A O Smith Corp	20,400	1,613
Alaska Air Group Inc *	18,900	918
Allegion plc	13,696	1,693
American Airlines Group Inc *(A)	98,091	1,735
AMETEK Inc	35,700	4,873
Boeing Co/The *	84,891	16,796
Carrier Global Corp	133,885	7,246
Caterpillar Inc	84,291	16,298
CH Robinson Worldwide Inc	19,995	1,901
Cintas Corp	13,495	5,697
Copart Inc *	32,400	4,703
CSX Corp	347,334	12,039
Cummins Inc	22,196	4,655
Deere & Co	43,696	15,099
Delta Air Lines Inc *	96,987	3,511
Dover Corp	22,300	3,654
Eaton Corp PLC	61,395	9,950
Emerson Electric Co	92,191	8,098
Equifax Inc	18,795	5,237
Expeditors International of Washington Inc	25,791	3,137
Fastenal Co	88,782	5,253
FedEx Corp	37,900	8,731
Fortive Corp	54,425	4,020
Fortune Brands Home & Security Inc	21,100	2,121

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Generac Holdings Inc *	9,600	$4,044
General Dynamics Corp	35,796	6,764
General Electric Co	169,086	16,061
Honeywell International Inc	106,287	21,495
Howmet Aerospace Inc	58,066	1,633
Huntington Ingalls Industries Inc	6,100	1,083
IDEX Corp	11,600	2,605
IHS Markit Ltd	61,500	7,861
Illinois Tool Works Inc	44,195	10,260
Ingersoll Rand Inc	61,527	3,590
Jacobs Engineering Group Inc	19,796	2,822
JB Hunt Transport Services Inc	12,700	2,428
Johnson Controls International plc	109,846	8,212
Kansas City Southern	14,100	4,101
L3Harris Technologies Inc	31,060	6,494
Leidos Holdings Inc	21,700	1,908
Lockheed Martin Corp	37,956	12,652
Masco Corp	37,500	2,471
Nielsen Holdings PLC	54,500	1,044
Norfolk Southern Corp	38,096	10,106
Northrop Grumman Corp	23,196	8,091
Old Dominion Freight Line Inc	14,500	5,150
Otis Worldwide Corp	65,892	5,298
PACCAR Inc	52,800	4,405
Parker-Hannifin Corp	19,900	6,011
Pentair PLC	25,000	1,842
Quanta Services Inc	21,100	2,401
Raytheon Technologies Corp	232,208	18,790
Republic Services Inc, Cl A	32,500	4,298
Robert Half International Inc	16,895	1,878
Rockwell Automation Inc	17,896	6,017
Rollins Inc	34,800	1,158
Roper Technologies Inc	16,300	7,566
Snap-on Inc	8,100	1,668
Southwest Airlines Co *	89,887	3,991
Stanley Black & Decker Inc	24,795	4,333
Textron Inc	33,991	2,407
Trane Technologies PLC	36,696	6,849
TransDigm Group Inc *	8,100	4,682
Union Pacific Corp	100,387	23,655
United Airlines Holdings Inc *	49,100	2,075
United Parcel Service Inc, Cl B	112,087	22,235
United Rentals Inc *	11,000	3,726
Verisk Analytics Inc, Cl A	24,900	5,599
Waste Management Inc	59,700	9,592
Westinghouse Air Brake Technologies Corp	29,353	2,606
WW Grainger Inc	6,800	3,274
Xylem Inc/NY	27,300	3,306

		464,664
Information Technology — 29.1%
Accenture PLC, Cl A	97,596	34,881
Adobe Inc *	73,295	49,097

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Advanced Micro Devices Inc *	186,700	$29,568
Akamai Technologies Inc *	24,696	2,783
Amphenol Corp, Cl A	92,282	7,436
Analog Devices Inc	82,855	14,935
ANSYS Inc *	13,500	5,285
Apple Inc	2,414,984	399,197
Applied Materials Inc	140,700	20,710
Arista Networks Inc *	34,600	4,292
Autodesk Inc *	33,900	8,617
Automatic Data Processing Inc	65,191	15,052
Broadcom Inc	63,159	34,970
Broadridge Financial Solutions Inc	17,600	2,967
Cadence Design Systems Inc *	42,700	7,577
CDW Corp/DE	20,900	3,958
Ceridian HCM Holding Inc *	20,500	2,243
Cisco Systems Inc/Delaware	648,443	35,561
Citrix Systems Inc	18,800	1,512
Cognizant Technology Solutions Corp, Cl A	81,095	6,324
Corning Inc	116,870	4,335
DXC Technology Co *	38,552	1,156
Enphase Energy Inc *	20,800	5,200
F5 Inc *	9,100	2,071
Fidelity National Information Services Inc	95,200	9,948
Fiserv Inc *	91,900	8,870
FleetCor Technologies Inc *	12,600	2,610
Fortinet Inc *	20,900	6,941
Gartner Inc *	12,700	3,965
Global Payments Inc	45,372	5,401
Hewlett Packard Enterprise Co	198,274	2,845
HP Inc	185,374	6,540
Intel Corp	624,352	30,718
International Business Machines Corp	138,051	16,166
Intuit Inc	42,100	27,462
IPG Photonics Corp *	5,400	887
Jack Henry & Associates Inc	11,400	1,729
Juniper Networks Inc	50,000	1,557
Keysight Technologies Inc *	28,500	5,543
KLA Corp	23,500	9,591
Kyndryl Holdings Inc *	–	—
Lam Research Corp	21,995	14,953
Mastercard Inc, Cl A	134,047	42,214
Microchip Technology Inc	84,592	7,057
Micron Technology Inc	173,400	14,566
Microsoft Corp	1,155,704	382,064
Monolithic Power Systems Inc	6,700	3,708
Motorola Solutions Inc	26,088	6,605
NetApp Inc	33,991	3,021
NortonLifeLock Inc	89,000	2,212
NVIDIA Corp	383,232	125,225
NXP Semiconductors NV	40,900	9,135
Oracle Corp	253,565	23,008
Paychex Inc	49,487	5,899

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Paycom Software Inc *	7,300	$3,194
PayPal Holdings Inc *	180,783	33,425
PTC Inc *	16,100	1,764
Qorvo Inc *	17,000	2,486
QUALCOMM Inc	173,578	31,341
salesforce.com Inc *	149,491	42,599
Seagate Technology Holdings PLC	31,700	3,255
ServiceNow Inc *	30,500	19,755
Skyworks Solutions Inc	25,096	3,806
Synopsys Inc *	23,500	8,013
TE Connectivity Ltd	50,591	7,787
Teledyne Technologies Inc *	7,051	2,928
Teradyne Inc	25,500	3,898
Texas Instruments Inc	142,083	27,332
Trimble Inc *	38,300	3,289
Tyler Technologies Inc *	6,200	3,218
VeriSign Inc *	14,800	3,551
Visa Inc, Cl A	259,670	50,316
Western Digital Corp *	46,531	2,691
Western Union Co/The	61,978	980
Xilinx Inc	38,200	8,727
Zebra Technologies Corp, Cl A *	8,300	4,887

		1,749,409
Materials — 2.5%
Air Products and Chemicals Inc	34,100	9,802
Albemarle Corp	17,800	4,743
Amcor PLC	234,162	2,651
Avery Dennison Corp	12,600	2,584
Ball Corp	49,692	4,644
Celanese Corp, Cl A	16,900	2,558
CF Industries Holdings Inc	32,900	1,993
Corteva Inc	113,431	5,104
Dow Inc	115,065	6,320
DuPont de Nemours Inc	80,782	5,975
Eastman Chemical Co	20,496	2,138
Ecolab Inc	38,415	8,508
FMC Corp	19,700	1,974
Freeport-McMoRan Inc, Cl B	226,400	8,395
International Flavors & Fragrances Inc	38,454	5,467
International Paper Co	60,596	2,758
Linde PLC	79,460	25,279
LyondellBasell Industries NV, Cl A	40,056	3,490
Martin Marietta Materials Inc	9,500	3,833
Mosaic Co/The	57,591	1,971
Newmont Corp	123,283	6,771
Nucor Corp	44,687	4,748
Packaging Corp of America	14,500	1,894
PPG Industries Inc	36,700	5,658
Sealed Air Corp	22,900	1,423
Sherwin-Williams Co/The	37,300	12,355
Vulcan Materials Co	20,200	3,871

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Westrock Co	40,982	$1,778

		148,685
Real Estate — 2.6%
Alexandria Real Estate Equities Inc ‡	21,400	4,282
American Tower Corp, Cl A ‡	70,100	18,400
AvalonBay Communities Inc ‡	21,600	5,160
Boston Properties Inc ‡	21,600	2,329
CBRE Group Inc, Cl A *	51,091	4,883
Crown Castle International Corp ‡	66,596	12,097
Digital Realty Trust Inc ‡	43,600	7,313
Duke Realty Corp ‡	57,400	3,348
Equinix Inc ‡	13,857	11,255
Equity Residential ‡	51,896	4,427
Essex Property Trust Inc ‡	9,900	3,360
Extra Space Storage Inc ‡	20,700	4,140
Federal Realty Investment Trust ‡	10,700	1,313
Healthpeak Properties Inc ‡	81,900	2,691
Host Hotels & Resorts Inc *‡	108,874	1,709
Iron Mountain Inc ‡(A)	44,201	2,009
Kimco Realty Corp ‡	93,887	2,105
Mid-America Apartment Communities Inc ‡	17,600	3,630
Prologis Inc ‡	113,799	17,155
Public Storage ‡	23,495	7,692
Realty Income Corp ‡	85,100	5,780
Regency Centers Corp ‡	23,200	1,609
SBA Communications Corp, Cl A ‡	16,900	5,810
Simon Property Group Inc ‡	50,696	7,748
UDR Inc ‡	42,400	2,405
Ventas Inc ‡	59,700	2,801
Vornado Realty Trust ‡	23,896	959
Welltower Inc ‡	65,300	5,199
Weyerhaeuser Co ‡	115,945	4,361

		155,970
Utilities — 2.3%
AES Corp/The	100,900	2,359
Alliant Energy Corp	38,300	2,098
Ameren Corp	39,091	3,189
American Electric Power Co Inc	77,200	6,257
American Water Works Co Inc	28,000	4,720
Atmos Energy Corp	20,000	1,806
CenterPoint Energy Inc	89,883	2,329
CMS Energy Corp	43,991	2,589
Consolidated Edison Inc	53,800	4,177
Dominion Energy Inc	124,685	8,878
DTE Energy Co	30,000	3,250
Duke Energy Corp	118,591	11,505
Edison International	57,796	3,773
Entergy Corp	30,500	3,060
Evergy Inc	35,100	2,222
Eversource Energy	53,100	4,369
Exelon Corp	150,791	7,951

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FirstEnergy Corp	82,787	$3,118
NextEra Energy Inc	301,900	26,199
NiSource Inc	59,887	1,468
NRG Energy Inc	37,287	1,343
Pinnacle West Capital Corp	17,100	1,112
PPL Corp	117,100	3,259
Public Service Enterprise Group Inc	78,100	4,881
Sempra Energy	49,295	5,909
Southern Co/The	163,200	9,972
WEC Energy Group Inc	48,031	4,175
Xcel Energy Inc	83,183	5,301

		141,269
Total Common Stock
(Cost $2,501,523) ($ Thousands)		5,959,702

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P.
0.020% **†(B)	6,452,318	$6,445

Total Affiliated Partnership
(Cost $6,451) ($ Thousands)		6,445

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	23,733,037	23,733

Total Cash Equivalent
(Cost $23,733) ($ Thousands)		23,733

Total Investments in Securities — 99.4%
(Cost $2,531,707) ($ Thousands)		$5,989,880

A list of the open futures contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	143	Dec-2021	$31,854	$32,649	$795

Percentages are based on Net Assets of $6,028,115 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2021 (see Note 12). The total market value of securities on loan at November 30, 2021 was $8,062 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2021 was $6,445 ($ Thousands).

Cl — Class
PLC — Public Limited Company
S&P— Standard & Poor's

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	5,959,702	–	–	5,959,702
Affiliated Partnership	–	6,445	–	6,445
Cash Equivalent	23,733	–	–	23,733
Total Investments in Securities	5,983,435	6,445	–	5,989,880

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	795	–	–	795
Total Other Financial Instruments	795	–	–	795

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

S&P 500 Index Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the year ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$14,433	$49,030	$(57,018)	$1	$(1)	$6,445	6,452,318	$4	$—
SEI Daily Income Trust, Government Fund, Cl F	64,021	183,767	(224,055)	—	—	23,733	23,733,037	3	—
Totals	$78,454	$232,797	$(281,073)	$1	$(1)	$30,178		$7	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Extended Market Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.3%

Communication Services — 3.8%
Advantage Solutions Inc *	18,900	$137
Altice USA Inc, Cl A *	47,675	755
AMC Entertainment Holdings Inc, Cl A *(A)	112,094	3,804
AMC Networks Inc, Cl A *	6,160	238
Anterix Inc *	1,900	114
ATN International Inc	2,267	87
Bandwidth Inc, Cl A *	5,000	358
Boston Omaha Corp, Cl A *	4,300	123
Cable One Inc	1,200	2,126
Cardlytics Inc *	7,100	480
Cargurus Inc, Cl A *	21,300	799
Cars.com Inc *	15,200	254
Chicken Soup For The Soul Entertainment, Cl A *	2,500	33
Cinemark Holdings Inc *	23,140	359
Clear Channel Outdoor Holdings Inc, Cl A *	88,200	271
Cogent Communications Holdings Inc	9,104	682
comScore Inc *	20,100	70
Consolidated Communications Holdings Inc *	13,612	102
CuriosityStream *(A)	5,600	41
Daily Journal Corp *	300	109
Digital Media Solutions, Cl A *	600	3
EchoStar Corp, Cl A *	8,903	244
Emerald Holding Inc *	5,700	22
Entercom Communications Corp, Cl A *	28,756	71
Entravision Communications Corp, Cl A	14,200	105
Eros International PLC *	59,700	22
Eventbrite Inc, Cl A *	13,800	208
EverQuote Inc, Cl A *	2,900	38
EW Scripps Co/The, Cl A	13,896	257
Fluent Inc *	18,300	34
fuboTV *(A)	28,600	561
Gannett Co Inc *	32,687	167
Globalstar Inc *(A)	146,200	203
Gogo Inc *(A)	13,900	178
Gray Television Inc	18,500	381
Hemisphere Media Group Inc, Cl A *	3,500	27
IAC/InterActiveCorp *	16,876	2,255
IDT Corp, Cl B *	4,100	223
iHeartMedia Inc, Cl A *	24,700	484
IMAX Corp *	11,800	195
Integral Ad Science Holding *	3,600	81
Iridium Communications Inc *	25,546	982
John Wiley & Sons Inc, Cl A	9,772	508
Liberty Broadband Corp, Cl A *	5,283	801
Liberty Broadband Corp, Cl C *	31,614	4,895
Liberty Latin America Ltd, Cl A *	8,300	94
Liberty Latin America Ltd, Cl C *	34,462	387
Liberty Media Corp-Liberty Braves, Cl A *	1,803	50
Liberty Media Corp-Liberty Braves, Cl C *	5,965	164

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Liberty Media Corp-Liberty Formula One, Cl A *	5,408	$312
Liberty Media Corp-Liberty Formula One, Cl C *	43,642	2,659
Liberty Media Corp-Liberty SiriusXM, Cl A *	16,735	817
Liberty Media Corp-Liberty SiriusXM, Cl C *	35,022	1,714
Liberty TripAdvisor Holdings Inc, Cl A *	13,392	29
Lions Gate Entertainment Corp, Cl A *	14,516	213
Lions Gate Entertainment Corp, Cl B *	25,675	350
LiveOne *	5,200	10
Loyalty Ventures Inc *	4,280	123
Madison Square Garden Entertainment Corp *	5,211	345
Madison Square Garden Sports Corp, Cl A *	4,079	703
Magnite Inc *	27,538	485
Marcus Corp/The *(A)	4,061	71
MediaAlpha Inc, Cl A *	4,200	65
Meredith Corp *	9,244	545
National CineMedia Inc	15,007	42
New York Times Co/The, Cl A	34,882	1,657
Nexstar Media Group Inc, Cl A	8,644	1,292
Ooma Inc *	6,900	130
Outbrain *	1,700	26
Pinterest Inc, Cl A *	119,611	4,792
Playtika Holding Corp *	22,100	380
QuinStreet Inc *	9,586	147
Radius Global Infrastructure, Cl A *	11,500	190
Roku Inc, Cl A *	25,248	5,747
Scholastic Corp	4,167	157
Shenandoah Telecommunications Co	10,404	264
Sinclair Broadcast Group Inc, Cl A	9,411	220
Sirius XM Holdings Inc (A)	188,581	1,150
Skillz Inc, Cl A *(A)	63,800	593
Spotify Technology SA *	29,803	7,108
Stagwell *	13,400	103
TechTarget Inc *	5,100	493
TEGNA Inc	47,200	932
Telephone and Data Systems Inc	21,655	383
Telesat (A)	2,700	83
Thryv Holdings *	1,400	55
TripAdvisor Inc *	21,200	548
TrueCar Inc *	22,900	75
United States Cellular Corp *	2,952	86
Vimeo Inc *	30,946	598
WideOpenWest Inc *	9,900	184
World Wrestling Entertainment Inc, Cl A	9,634	476
Yelp Inc, Cl A *	15,498	531
Ziff Davis Inc *	9,257	1,054
Zynga Inc, Cl A *	214,174	1,291

		63,810
Consumer Discretionary — 11.2%
1-800-Flowers.com Inc, Cl A *	5,400	161

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
1stdibs.com *(A)	1,400	$18
2U Inc *	15,900	378
Aaron's Co Inc/The	6,958	154
Abercrombie & Fitch Co, Cl A *	13,100	472
Academy Sports & Outdoors Inc *	16,600	741
Accel Entertainment Inc, Cl A *	10,000	127
Acushnet Holdings Corp	7,400	402
Adient PLC *	20,200	857
Adtalem Global Education Inc *	10,581	314
American Axle & Manufacturing Holdings Inc *	23,298	206
American Eagle Outfitters Inc (A)	32,422	839
American Outdoor Brands Inc *	3,095	73
American Public Education Inc *	2,727	52
America's Car-Mart Inc/TX *	1,250	123
AMMO *(A)	17,700	110
Aramark	50,900	1,700
Arcimoto *(A)	5,900	60
Arko Corp *	25,600	241
Asbury Automotive Group Inc *	5,198	851
Aterian *	4,200	20
AutoNation Inc *	9,700	1,201
Bally's Corp *	6,028	231
Barnes & Noble Education Inc *	8,200	58
Bassett Furniture Industries Inc	2,000	30
Beazer Homes USA Inc *	7,161	141
Bed Bath & Beyond Inc *(A)	23,500	431
Big 5 Sporting Goods Corp (A)	5,600	133
Big Lots Inc	7,446	323
Biglari Holdings Inc, Cl B *	182	26
BJ's Restaurants Inc *	4,642	139
Bloomin' Brands Inc *	18,950	335
Bluegreen Vacations Holding Corp, Cl A *	3,387	101
Boot Barn Holdings Inc *	6,200	759
Boyd Gaming Corp *	17,645	1,034
Bright Horizons Family Solutions Inc *	13,435	1,652
Brinker International Inc *	10,382	359
Brunswick Corp/DE	16,783	1,576
Buckle Inc/The	6,051	285
Burlington Stores Inc *	14,500	4,250
Caleres Inc	8,576	202
Callaway Golf Co *	24,706	666
Camping World Holdings Inc, Cl A (A)	9,200	404
Canoo *(A)	20,100	241
Capri Holdings Ltd *	31,700	1,877
CarLotz *(A)	9,300	28
CarParts.com Inc *	10,300	127
Carriage Services Inc, Cl A	3,006	156
Carrols Restaurant Group Inc	7,900	23
Carter's Inc	9,270	937
Carvana Co, Cl A *	16,800	4,711
Casper Sleep *	2,200	14

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cato Corp/The, Cl A	6,296	$104
Cavco Industries Inc *	1,931	574
Century Casinos Inc *	4,000	52
Century Communities Inc	6,400	455
Cheesecake Factory Inc/The *	9,523	365
Chegg Inc *	31,110	866
Chico's FAS Inc *	20,351	117
Children's Place Inc/The *	3,433	297
Choice Hotels International Inc	7,477	1,073
Churchill Downs Inc	8,031	1,801
Chuy's Holdings Inc *	4,769	137
Citi Trends Inc *	1,797	152
Clarus Corp	5,121	135
Columbia Sportswear Co	8,744	853
Conn's Inc *	3,909	86
Container Store Group Inc/The *	7,800	91
Cooper-Standard Holdings Inc *	3,300	76
Coursera *	12,200	366
Cracker Barrel Old Country Store Inc	4,644	567
Crocs Inc *	13,503	2,215
Dana Inc	31,198	671
Dave & Buster's Entertainment Inc *	9,900	322
Deckers Outdoor Corp *	6,004	2,434
Del Taco Restaurants Inc	4,500	34
Denny's Corp *	14,463	200
Designer Brands Inc, Cl A *	12,192	167
Dick's Sporting Goods Inc	13,535	1,591
Dillard's Inc, Cl A (A)	1,362	373
Dine Brands Global Inc	3,272	235
DoorDash Inc, Cl A *	31,500	5,631
Dorman Products Inc *	5,740	637
DraftKings Inc, Cl A *(A)	66,600	2,301
Drive Shack Inc *(A)	17,700	30
Duluth Holdings Inc, Cl B *	2,900	40
Eastman Kodak Co *(A)	9,600	57
El Pollo Loco Holdings Inc *	3,900	49
Escalade Inc	2,500	43
Esports Technologies *	500	14
Ethan Allen Interiors Inc	5,276	119
European Wax Center, Cl A *	2,200	59
Everi Holdings Inc *	17,200	357
F45 Training Holdings *	4,400	47
Fiesta Restaurant Group Inc *	2,905	27
Fisker *(A)	35,000	749
Five Below Inc *	12,105	2,463
Flexsteel Industries Inc	1,400	40
Floor & Decor Holdings Inc, Cl A *	22,000	2,836
Foot Locker Inc	18,800	858
Fossil Group Inc *	8,500	102
Fox Factory Holding Corp *	9,000	1,582
Franchise Group	6,800	325
Frontdoor Inc *	18,450	638

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Full House Resorts *	7,000	$63
Funko Inc, Cl A *	4,400	72
GameStop Corp, Cl A *(A)	13,700	2,688
GAN *	7,900	76
Genesco Inc *	2,969	188
Genius Brands International *(A)	76,600	95
Gentex Corp	51,590	1,776
Gentherm Inc *	7,548	637
G-III Apparel Group Ltd *	10,906	323
Golden Entertainment Inc *	4,131	190
Golden Nugget Online Gaming *	6,800	85
Goodyear Tire & Rubber Co/The *	58,968	1,186
GoPro Inc, Cl A *	26,900	269
Graham Holdings Co, Cl B	900	510
Grand Canyon Education Inc *	9,815	711
Green Brick Partners Inc *	6,200	155
Greenlane Holdings Inc, Cl A *	2,400	3
Group 1 Automotive Inc	3,935	766
Groupon, Cl A *	5,457	113
GrowGeneration Corp *(A)	12,100	197
Guess? Inc	6,317	142
H&R Block Inc	38,000	900
Hall of Fame Resort & Entertainment *(A)	11,800	22
Hamilton Beach Brands Holding Co, Cl A	2,010	30
Harley-Davidson Inc	32,900	1,205
Haverty Furniture Cos Inc	4,363	130
Hayward Holdings Inc *	9,500	233
Helen of Troy Ltd *	5,248	1,262
Hibbett Inc	3,412	266
Hilton Grand Vacations Inc *	18,270	868
Hooker Furnishings Corp	2,700	64
Houghton Mifflin Harcourt Co *	25,703	400
Hovnanian Enterprises Inc, Cl A *	1,400	134
Hyatt Hotels Corp, Cl A *	10,727	845
Installed Building Products Inc	5,100	658
International Game Technology PLC	21,600	584
iRobot Corp *(A)	6,202	471
Jack in the Box Inc	4,721	390
JOANN	2,500	23
Johnson Outdoors Inc, Cl A	1,400	146
KB Home	18,885	755
Kirkland's Inc *(A)	3,000	65
Kohl's Corp	33,800	1,732
Kontoor Brands Inc	11,600	625
Krispy Kreme (A)	4,700	68
Kura Sushi USA Inc, Cl A *	800	51
Lands' End Inc *	2,862	66
Landsea Homes *	1,300	10
Latham Group *	6,000	155
Laureate Education Inc, Cl A	22,700	227
La-Z-Boy Inc, Cl Z	9,526	318
Lazydays Holdings Inc *	1,600	32

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LCI Industries	5,249	$799
Lear Corp	13,271	2,227
Legacy Housing Corp *	1,400	35
Leslie's Inc *	30,556	640
LGI Homes Inc *	4,700	675
Lifetime Brands Inc	3,300	54
Lindblad Expeditions Holdings Inc *	4,100	57
Liquidity Services Inc *	4,722	107
Lithia Motors Inc, Cl A	6,233	1,816
Lordstown Motors, Cl A *(A)	26,500	124
Lovesac Co/The *	2,200	139
Lululemon Athletica Inc *	24,682	11,216
Lumber Liquidators Holdings Inc *	6,926	106
M/I Homes Inc *	6,094	341
Macy's Inc	67,000	1,909
Malibu Boats Inc, Cl A *	4,600	320
Marine Products Corp	1,800	21
MarineMax Inc *	5,161	275
Marriott Vacations Worldwide Corp	8,972	1,370
MasterCraft Boat Holdings Inc *	5,000	137
Mattel Inc *	77,700	1,648
MDC Holdings Inc	12,968	620
Meritage Homes Corp *	8,011	904
Mister Car Wash *	8,800	141
Modine Manufacturing Co *	9,874	102
Monarch Casino & Resort Inc *	3,500	236
Monro Inc	7,828	439
Motorcar Parts of America Inc *	3,700	59
Movado Group Inc	2,720	122
Murphy USA Inc	5,200	901
Nathan's Famous Inc	900	55
National Vision Holdings Inc *	17,400	836
Nautilus Inc *	7,000	48
NEOGAMES *	1,200	40
Noodles & Co, Cl A *	11,000	113
Nordstrom Inc *(A)	24,600	521
ODP Corp/The *	10,512	397
Ollie's Bargain Outlet Holdings Inc *(A)	14,700	910
ONE Group Hospitality Inc/The *	4,200	55
OneSpaWorld Holdings Ltd *	12,400	117
OneWater Marine Inc, Cl A	1,600	82
Overstock.com Inc *	9,200	821
Oxford Industries Inc	3,454	330
Papa John's International Inc	7,442	907
Party City Holdco Inc *	26,600	146
Patrick Industries Inc	5,225	417
Peloton Interactive Inc, Cl A *	63,135	2,778
Penske Automotive Group Inc	7,288	726
Perdoceo Education Corp *	16,254	160
Petco Health & Wellness Co Inc, Cl A *(A)	11,800	226
PetMed Express Inc (A)	3,796	104
Planet Fitness Inc, Cl A *	17,900	1,462

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PlayAGS Inc *	8,100	$58
PLBY Group *(A)	7,100	272
Polaris Inc	12,707	1,421
Porch Group (A)	16,300	343
PowerSchool Holdings, Cl A *	9,100	182
Purple Innovation Inc, Cl A *	10,765	111
QuantumScape Corp, Cl A *(A)	43,800	1,263
Quotient Technology Inc *	21,000	147
Qurate Retail Inc	79,822	639
RCI Hospitality Holdings Inc	900	57
RealReal Inc/The *	17,400	271
Red Robin Gourmet Burgers Inc *	2,967	48
Red Rock Resorts Inc, Cl A	13,200	628
Regis Corp *	6,527	18
Rent-A-Center Inc/TX, Cl A	14,440	638
Revolve Group Inc, Cl A *	8,000	609
RH *	3,711	2,164
Rocky Brands Inc	500	18
Rush Street Interactive *	13,600	243
Ruth's Hospitality Group Inc *	7,898	134
Sally Beauty Holdings Inc *	25,291	495
Scientific Games Corp, Cl A *	20,562	1,314
SeaWorld Entertainment Inc *	11,000	649
Service Corp International/US	35,289	2,335
Shake Shack Inc, Cl A *	8,200	599
Shift Technologies Inc *(A)	16,800	77
Shoe Carnival Inc	4,152	162
Shutterstock Inc	4,997	570
Signet Jewelers Ltd	10,800	1,049
Six Flags Entertainment Corp *	17,158	627
Skechers USA Inc, Cl A *	27,546	1,237
Skyline Champion Corp *	11,200	876
Sleep Number Corp *	5,009	400
Smith & Wesson Brands Inc	12,383	282
Snap One Holdings *(A)	2,800	61
Sonic Automotive Inc, Cl A	5,064	227
Sonos Inc *	25,000	791
Sportsman's Warehouse Holdings Inc *	9,400	160
Standard Motor Products Inc	4,266	213
Steven Madden Ltd	17,551	833
Stitch Fix Inc, Cl A *	12,600	314
StoneMor *	6,900	17
Stoneridge Inc *	5,930	129
Strategic Education Inc	5,387	288
Stride Inc *	9,488	324
Sturm Ruger & Co Inc	3,542	254
Superior Group of Cos Inc	2,000	45
Target Hospitality Corp *	12,300	45
Taylor Morrison Home Corp, Cl A *	27,360	850
Tempur Sealy International Inc	40,292	1,726
Tenneco Inc, Cl A *	15,263	160
Terminix Global Holdings Inc *	26,900	1,004

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Texas Roadhouse Inc, Cl A	14,966	$1,241
Thor Industries Inc	11,090	1,172
Tilly's Inc, Cl A	2,643	40
Toll Brothers Inc	24,139	1,532
TopBuild Corp *	7,200	1,942
Torrid Holdings *(A)	2,700	44
Traeger *	4,800	62
Travel + Leisure Co	18,200	896
TravelCenters of America *	2,700	141
Tri Pointe Homes Inc *	25,173	629
Tupperware Brands Corp *	10,124	158
Unifi Inc *	2,480	51
Universal Electronics Inc *	3,887	141
Urban Outfitters Inc *	15,800	500
Vail Resorts Inc	8,712	2,890
Vera Bradley Inc *	2,470	23
Victoria's Secret & Co *	17,100	928
Vista Outdoor Inc *	12,473	545
Visteon Corp *	5,965	632
Vivint Smart Home *	22,400	236
VOXX International Corp, Cl A *	1,900	20
Vroom Inc *(A)	25,400	351
Vuzix *(A)	14,200	153
Wayfair Inc, Cl A *(A)	16,500	4,089
Weber, Cl A (A)	3,600	48
Wendy's Co/The	37,275	767
Williams-Sonoma Inc	16,137	3,144
Wingstop Inc	6,400	1,028
Winmark Corp	791	199
Winnebago Industries Inc	7,235	523
Wolverine World Wide Inc	17,896	557
Workhorse Group Inc *(A)	25,800	151
WW International Inc *	12,174	205
Wyndham Hotels & Resorts Inc	19,200	1,526
XL Fleet *(A)	8,200	37
Xometry, Cl A *	1,700	85
XPEL Inc *	4,000	288
Xponential Fitness, Cl A *	2,000	39
YETI Holdings Inc *	18,300	1,687
Yum China Holdings Inc	91,948	4,607
Zumiez Inc *	3,903	179

		188,396
Consumer Staples — 2.7%
22nd Century Group Inc *(A)	39,100	98
Albertsons Cos Inc, Cl A (A)	33,600	1,182
Andersons Inc/The	7,799	265
AppHarvest *(A)	12,100	61
B&G Foods Inc, Cl A (A)	13,711	413
Beauty Health Co/The *	18,500	480
BellRing Brands Inc, Cl A *	9,500	205
Beyond Meat Inc *(A)	12,300	864
BJ's Wholesale Club Holdings Inc *	30,300	2,004

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Boston Beer Co Inc/The, Cl A *	1,983	$895
Bunge Ltd	29,643	2,566
Calavo Growers Inc	4,426	179
Cal-Maine Foods Inc	8,128	293
Casey's General Stores Inc	7,859	1,527
Celsius Holdings Inc *	11,500	787
Central Garden & Pet Co *	2,600	125
Central Garden & Pet Co, Cl A *	9,529	413
Chefs' Warehouse Inc/The *	6,121	190
Coca-Cola Consolidated Inc	989	564
Coty Inc, Cl A *	77,200	751
Darling Ingredients Inc *	34,457	2,327
Duckhorn Portfolio Inc/The *	4,300	83
Edgewell Personal Care Co	11,645	495
elf Beauty Inc *	9,700	292
Energizer Holdings Inc	14,545	541
Flowers Foods Inc	40,308	1,041
Fresh Del Monte Produce Inc	6,881	170
Freshpet Inc *	8,400	907
Grocery Outlet Holding Corp *	18,800	545
Hain Celestial Group Inc/The *	21,660	854
Herbalife Nutrition Ltd *	23,044	861
HF Foods Group Inc *(A)	9,900	71
Honest *	5,300	45
Hostess Brands Inc, Cl A *	28,100	477
Ingles Markets Inc, Cl A	3,545	272
Ingredion Inc	14,065	1,310
Inter Parfums Inc	3,806	334
J & J Snack Foods Corp	3,164	432
John B Sanfilippo & Son Inc	1,819	150
Keurig Dr Pepper Inc	152,580	5,186
Laird Superfood *	1,300	17
Lancaster Colony Corp	4,029	589
Landec Corp *	4,693	37
Limoneira Co	2,895	42
MedAvail Holdings *	2,500	4
Medifast Inc	2,564	528
MGP Ingredients Inc (A)	2,300	179
Mission Produce *	9,300	165
National Beverage Corp	4,104	213
Natural Grocers by Vitamin Cottage Inc	1,085	14
Nature's Sunshine Products Inc	437	7
NewAge *	15,700	18
Nu Skin Enterprises Inc, Cl A	10,605	465
Oil-Dri Corp of America	1,010	34
Performance Food Group Co *	32,427	1,307
Pilgrim's Pride Corp *	10,307	289
Post Holdings Inc *	12,669	1,224
PriceSmart Inc	5,423	389
Primo Water Corp	33,700	560
Revlon Inc, Cl A *(A)	2,920	33
Reynolds Consumer Products Inc	11,600	339

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rite Aid Corp *	13,411	$165
Sanderson Farms Inc	4,341	815
Seaboard Corp	57	222
Seneca Foods Corp, Cl A *	1,262	54
Simply Good Foods Co/The *	18,300	677
SpartanNash Co	7,336	176
Spectrum Brands Holdings Inc	8,987	900
Sprouts Farmers Market Inc *	26,300	696
Tattooed Chef Inc *(A)	11,500	185
Tootsie Roll Industries Inc (A)	3,613	114
TreeHouse Foods Inc *	11,109	408
Turning Point Brands Inc	2,200	84
United Natural Foods Inc *	12,698	631
Universal Corp/VA	5,545	258
US Foods Holding Corp *	48,900	1,536
USANA Health Sciences Inc *	2,332	233
Utz Brands Inc	13,800	195
Vector Group Ltd	30,891	480
Veru Inc *	8,700	65
Village Super Market Inc, Cl A	1,962	42
Vital Farms Inc *	4,100	69
WD-40 Co	2,886	648
Weis Markets Inc	3,604	227
Whole Earth Brands Inc *	10,300	109
Zevia PBC, Cl A *	2,200	17

		45,714
Energy — 2.5%
Aemetis *	5,000	94
Alto Ingredients *	15,300	80
Altus Midstream, Cl A	700	44
Antero Midstream Corp	69,200	672
Antero Resources Corp *	58,480	1,027
Arch Resources Inc (A)	3,500	271
Archrock Inc	27,383	202
Aspen Aerogels Inc *	4,800	274
Berry Corp	10,500	85
Brigham Minerals Inc, Cl A	7,800	162
Bristow Group *	4,997	148
Cactus Inc, Cl A	12,400	453
California Resources Corp	18,600	727
Callon Petroleum Co *(A)	9,000	458
Centennial Resource Development Inc/DE, Cl A *	42,700	266
Centrus Energy, Cl A *	2,000	111
ChampionX Corp *	42,000	857
Cheniere Energy Inc	51,165	5,363
Chesapeake Energy Corp	22,393	1,333
Civitas Resources Inc	9,534	487
Clean Energy Fuels Corp *	27,188	195
CNX Resources Corp *	46,800	638
Comstock Resources Inc *	24,200	196
CONSOL Energy Inc *	5,075	111

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Contango Oil & Gas Co *	21,300	$74
Continental Resources Inc/OK (A)	13,996	621
CVR Energy Inc	7,097	111
Delek US Holdings Inc *	14,190	223
Denbury Inc *	11,000	876
DHT Holdings Inc	26,500	147
DMC Global Inc *	3,400	124
Dorian LPG Ltd	6,747	83
Dril-Quip Inc *	7,087	135
DT Midstream Inc	19,900	913
Earthstone Energy Inc, Cl A *	8,700	89
Energy Fuels Inc/Canada *(A)	25,600	223
EQT Corp *	68,200	1,325
Equitrans Midstream Corp	87,400	841
Expro Group Holdings *	6,357	89
Falcon Minerals Corp	13,800	64
Frontline Ltd/Bermuda (A)	28,000	192
FTS International Inc, Cl A *	1,900	50
Gevo *(A)	45,000	259
Golar LNG Ltd *	22,402	264
Green Plains Inc *	11,190	433
Helix Energy Solutions Group Inc *	26,769	81
Helmerich & Payne Inc	23,800	534
HighPeak Energy	1,100	15
HollyFrontier Corp	32,300	1,044
International Seaways Inc	10,128	148
Kosmos Energy Ltd *	98,975	362
Laredo Petroleum *	3,100	183
Liberty Oilfield Services Inc, Cl A *	18,700	172
Magnolia Oil & Gas Corp, Cl A	32,300	613
Matador Resources Co	23,700	931
Murphy Oil Corp	31,300	832
Nabors Industries Ltd *	1,391	113
National Energy Services Reunited Corp *	12,200	121
New Fortress Energy Inc, Cl A	6,400	159
Newpark Resources Inc *	18,020	49
NexTier Oilfield Solutions Inc *	29,739	107
Nordic American Tankers Ltd	34,377	68
Northern Oil and Gas Inc	11,700	238
NOV Inc	83,000	989
Oasis Petroleum Inc	4,600	552
Oceaneering International Inc *	20,846	223
Oil States International Inc *	16,699	85
Ovintiv Inc	57,500	1,999
Par Pacific Holdings Inc *	6,786	92
Patterson-UTI Energy Inc	39,022	276
PBF Energy Inc, Cl A *	20,677	259
PDC Energy Inc	20,677	1,043
Peabody Energy Corp *	15,500	154
Penn Virginia Corp, Cl A *	2,900	78
ProPetro Holding Corp *	16,000	132
Range Resources Corp *	53,400	1,045

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Renewable Energy Group Inc *	10,100	$483
REX American Resources Corp *	1,300	118
Riley Exploration Permian	1,900	33
RPC Inc *	10,999	44
Scorpio Tankers Inc	10,813	150
Select Energy Services Inc, Cl A *	12,200	70
SFL Corp Ltd	19,676	164
SM Energy Co	25,913	751
Solaris Oilfield Infrastructure Inc, Cl A	5,400	37
Southwestern Energy Co *	146,971	658
Talos Energy Inc *	4,900	49
Targa Resources Corp	48,659	2,512
Teekay Corp *	14,800	49
Teekay Tankers Ltd, Cl A *	5,100	57
Tellurian Inc *(A)	74,400	243
TETRA Technologies Inc *	34,000	89
Texas Pacific Land Corp	1,300	1,571
Tidewater Inc *	9,800	102
Uranium Energy Corp *	57,700	226
Ur-Energy *	38,700	58
US Silica Holdings Inc *	15,626	152
W&T Offshore Inc *	15,938	55
Whiting Petroleum Corp *	8,886	575
World Fuel Services Corp	14,841	371

		42,704
Financials — 14.3%
1st Source Corp	4,158	192
AFC Gamma Inc	1,600	35
Affiliated Managers Group Inc	8,700	1,480
AGNC Investment Corp ‡	115,821	1,771
Alerus Financial Corp	2,500	75
Alleghany Corp *	2,867	1,855
Allegiance Bancshares Inc	3,900	158
Ally Financial Inc	78,900	3,616
Amalgamated Financial Corp	5,800	98
A-Mark Precious Metals Inc	1,900	132
Ambac Financial Group Inc *	12,500	187
Amerant Bancorp Inc, Cl A *	4,100	115
American Equity Investment Life Holding Co	17,778	598
American Financial Group Inc/OH	14,653	1,958
American National Bankshares Inc	2,006	73
American National Group Inc	1,531	290
Ameris Bancorp	14,262	694
AMERISAFE Inc	4,533	241
Angel Oak Mortgage (A)	1,600	26
Annaly Capital Management Inc ‡	301,759	2,444
Apollo Commercial Real Estate Finance Inc	26,219	355
Apollo Global Management Inc, Cl A	39,800	2,817
Arbor Realty Trust Inc ‡	26,200	460
Arch Capital Group Ltd *	83,508	3,372
Ares Commercial Real Estate Corp	12,700	187
Ares Management Corp, Cl A	29,445	2,390

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Argo Group International Holdings Ltd	6,816	$370
ARMOUR Residential Inc ‡	14,724	144
Arrow Financial Corp	2,458	85
Artisan Partners Asset Management Inc, Cl A	12,800	573
AssetMark Financial Holdings Inc *	3,900	99
Associated Banc-Corp	34,136	748
Associated Capital Group Inc	500	20
Assured Guaranty Ltd	15,687	768
Athene Holding Ltd, Cl A *	24,800	2,032
Atlantic Capital Bancshares Inc *	4,300	120
Atlantic Union Bankshares Corp	16,882	549
Atlanticus Holdings Corp *	1,100	65
Axis Capital Holdings Ltd	16,168	803
Axos Financial Inc *	12,636	715
B Riley Financial Inc	4,900	379
Banc of California Inc	13,500	264
BancFirst Corp	4,050	258
Banco Latinoamericano de Comercio Exterior SA, Cl E	5,312	86
Bancorp Inc/The *	12,492	353
Bank First Corp (A)	1,900	133
Bank of Hawaii Corp	8,624	688
Bank of Marin Bancorp	3,614	125
Bank of NT Butterfield & Son Ltd/The	10,900	401
Bank OZK	26,370	1,179
BankUnited Inc	19,896	789
Banner Corp	8,151	467
Bar Harbor Bankshares	2,850	81
Berkshire Hills Bancorp Inc	9,991	267
BGC Partners Inc, Cl A	72,536	324
Blackstone Inc, Cl A	148,000	20,935
Blackstone Mortgage Trust Inc, Cl A ‡	35,400	1,062
Blucora Inc *	10,529	170
Blue Foundry Bancorp *	6,000	87
Blue Ridge Bankshares	3,700	66
BOK Financial Corp	6,582	679
Bridgewater Bancshares Inc *	6,100	104
Bright Health Group *(A)	11,400	38
Brighthouse Financial Inc *	18,500	899
Brightsphere Investment Group Inc	10,600	318
BrightSpire Capital, Cl A	21,794	204
Broadmark Realty Capital	30,500	275
Brookline Bancorp Inc	16,574	256
BRP Group Inc, Cl A *	10,600	393
Bryn Mawr Bank Corp	4,522	202
Business First Bancshares Inc	3,200	88
Byline Bancorp Inc	5,970	155
Cadence Bank	41,031	1,199
Cambridge Bancorp	1,100	98
Camden National Corp	3,058	140
Cannae Holdings Inc *	18,662	552

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Capital Bancorp Inc	1,900	$51
Capital City Bank Group Inc	2,861	76
Capitol Federal Financial Inc	28,287	321
Capstar Financial Holdings Inc	6,400	133
Carlyle Group Inc/The	34,900	1,909
Carter Bankshares Inc *	7,100	103
Cathay General Bancorp	16,315	684
CBTX Inc	3,600	100
Central Pacific Financial Corp	6,810	182
Chimera Investment Corp ‡	49,465	787
CIT Group Inc	21,161	1,038
Citizens & Northern Corp	1,840	46
Citizens Inc/TX, Cl A *	7,833	44
City Holding Co	3,885	305
Civista Bancshares Inc	1,900	45
CNA Financial Corp	6,675	278
CNB Financial Corp/PA	2,048	54
CNO Financial Group Inc	28,125	637
Coastal Financial *	1,900	83
Cohen & Steers Inc	5,536	497
Columbia Banking System Inc	18,029	592
Columbia Financial Inc *	8,700	159
Commerce Bancshares Inc/MO	22,848	1,595
Community Bank System Inc	11,451	809
Community Trust Bancorp Inc	3,393	143
ConnectOne Bancorp Inc	7,583	246
Cowen Inc, Cl A	5,130	182
Crawford & Co, Cl A	5,700	42
Credit Acceptance Corp *(A)	1,912	1,195
CrossFirst Bankshares Inc *	11,500	161
Cullen/Frost Bankers Inc	12,505	1,574
Curo Group Holdings Corp	2,300	38
Customers Bancorp Inc *	7,470	431
CVB Financial Corp	27,679	529
Diamond Hill Investment Group Inc	554	106
Dime Community Bancshares Inc	7,029	241
Donegal Group Inc, Cl A	2,500	34
Donnelley Financial Solutions Inc *	7,232	338
Dynex Capital Inc	5,597	94
Eagle Bancorp Inc	6,906	389
East West Bancorp Inc	30,466	2,346
Eastern Bankshares Inc	38,000	765
eHealth Inc *	5,874	130
Ellington Financial Inc	8,300	138
Employers Holdings Inc	7,074	273
Encore Capital Group Inc *	6,675	389
Enova International Inc *	7,366	281
Enstar Group Ltd *	2,651	591
Enterprise Bancorp Inc/MA	1,148	45
Enterprise Financial Services Corp	8,465	393
Equitable Holdings Inc	78,700	2,476
Equity Bancshares Inc, Cl A	1,100	36

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Erie Indemnity Co, Cl A	5,387	$1,001
Essent Group Ltd	23,700	985
Evercore Inc, Cl A	8,576	1,189
EZCORP Inc, Cl A *	7,457	55
FactSet Research Systems Inc	8,286	3,883
Farmers National Banc Corp	4,900	86
FB Financial Corp	7,502	322
Federal Agricultural Mortgage Corp, Cl C	1,988	242
Federated Hermes Inc, Cl B	20,270	683
Fidelity D&D Bancorp Inc	700	36
Fidelity National Financial Inc	58,166	2,845
Finance of America, Cl A *	7,100	29
Financial Institutions Inc	3,243	100
First American Financial Corp	23,572	1,749
First Bancorp Inc/The	3,052	92
First BanCorp/Puerto Rico	44,116	586
First Bancorp/Southern Pines NC	6,545	291
First Bancshares Inc/The	4,000	155
First Bank/Hamilton NJ	5,700	82
First Busey Corp	12,392	318
First Citizens BancShares Inc/NC, Cl A	1,291	1,038
First Commonwealth Financial Corp	22,901	344
First Community Bankshares Inc	4,442	145
First Financial Bancorp	20,633	475
First Financial Bankshares Inc	27,012	1,348
First Financial Corp/IN	2,412	105
First Foundation Inc	6,500	165
First Hawaiian Inc	28,000	735
First Horizon Corp	121,125	1,954
First Internet Bancorp	1,100	48
First Interstate BancSystem Inc, Cl A	8,891	363
First Merchants Corp	10,218	408
First Mid Bancshares Inc	3,572	150
First Midwest Bancorp Inc/IL	24,342	480
First of Long Island Corp/The	4,995	105
FirstCash Inc	8,620	550
Five Star Bancorp	1,100	33
Flagstar Bancorp Inc	11,200	521
Flushing Financial Corp	6,070	143
FNB Corp/PA	68,489	799
Focus Financial Partners Inc, Cl A *	13,400	825
Franklin BSP Realty Trust *	6,154	94
FS Bancorp Inc	2,600	84
Fulton Financial Corp	34,012	537
GAMCO Investors Inc, Cl A	1,931	47
GCM Grosvenor	7,000	80
Genworth Financial Inc, Cl A *	94,400	361
German American Bancorp Inc	3,966	155
Glacier Bancorp Inc	24,575	1,334
GoHealth Inc, Cl A *	15,000	53
Goosehead Insurance Inc, Cl A	3,800	499
Granite Point Mortgage Trust Inc	10,941	135

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Great Ajax Corp	3,002	$38
Great Southern Bancorp Inc	2,499	139
Great Western Bancorp Inc	11,900	399
Green Dot Corp, Cl A *	12,455	447
Greenhill & Co Inc	2,071	35
Greenlight Capital Re Ltd, Cl A *	6,409	43
Guaranty Bancshares Inc/TX	1,500	55
Hamilton Lane Inc, Cl A	7,300	772
Hancock Whitney Corp	18,514	885
Hanmi Financial Corp	5,678	128
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	16,400	933
Hanover Insurance Group Inc/The	7,717	940
HarborOne Bancorp Inc	9,020	125
HBT Financial Inc	2,200	40
HCI Group Inc	1,115	123
Heartland Financial USA Inc	7,775	369
Heritage Commerce Corp	11,800	129
Heritage Financial Corp/WA	8,071	189
Heritage Insurance Holdings Inc	3,800	25
Hilltop Holdings Inc	14,700	500
Hingham Institution For Savings The	300	117
Home Bancorp Inc	1,200	49
Home BancShares Inc/AR	32,632	781
Home Point Capital	1,600	6
HomeStreet Inc	4,372	216
HomeTrust Bancshares Inc	4,102	123
Hope Bancorp Inc	26,995	387
Horace Mann Educators Corp	9,814	364
Horizon Bancorp Inc/IN	11,625	226
Houlihan Lokey Inc, Cl A	11,100	1,205
Howard Bancorp Inc *	2,500	52
Independence Holding Co	1,700	96
Independent Bank Corp	10,420	824
Independent Bank Corp/MI	5,400	122
Independent Bank Group Inc	8,402	583
Interactive Brokers Group Inc, Cl A	17,427	1,286
International Bancshares Corp	12,050	506
Invesco Mortgage Capital Inc (A)	55,095	165
Investors Bancorp Inc	48,944	729
Investors Title Co	400	86
James River Group Holdings Ltd	7,200	190
Janus Henderson Group PLC	36,900	1,577
Jefferies Financial Group Inc	48,400	1,819
Kearny Financial Corp/MD	17,129	218
Kemper Corp	12,773	707
Kinsale Capital Group Inc	4,800	998
KKR & Co Inc	120,663	8,983
KKR Real Estate Finance Trust Inc	5,800	120
Ladder Capital Corp, Cl A ‡	25,162	287
Lakeland Bancorp Inc	10,593	190
Lakeland Financial Corp	5,757	407

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lazard Ltd, Cl A (B)	21,331	$909
Lemonade Inc *(A)	8,200	406
LendingClub Corp *	21,200	694
LendingTree Inc *	2,700	306
Live Oak Bancshares Inc	6,500	579
LPL Financial Holdings Inc	17,162	2,705
Luther Burbank Corp	4,422	61
Macatawa Bank Corp	5,200	44
Maiden Holdings Ltd *	14,900	45
Markel Corp *	2,953	3,528
Marlin Business Services Corp	1,822	42
MBIA Inc *	6,982	82
Mercantile Bank Corp	3,557	119
Merchants Bancorp/IN	3,100	141
Mercury General Corp	5,578	285
Meta Financial Group Inc	6,700	400
Metrocity Bankshares Inc	3,800	102
MetroMile *(A)	7,900	20
Metropolitan Bank Holding Corp *	1,300	123
MFA Financial Inc ‡	94,897	407
MGIC Investment Corp	70,718	997
Mid Penn Bancorp Inc	2,400	76
Midland States Bancorp Inc	5,600	133
MidWestOne Financial Group Inc	2,369	73
Moelis & Co, Cl A	12,400	760
Morningstar Inc	4,920	1,527
Mr Cooper Group Inc *	15,171	596
MVB Financial Corp	3,200	131
National Bank Holdings Corp, Cl A	7,500	320
National Western Life Group Inc, Cl A	510	104
Navient Corp	32,800	647
NBT Bancorp Inc	10,108	365
Nelnet Inc, Cl A	4,031	347
New Residential Investment Corp ‡	90,588	963
New York Community Bancorp Inc	96,939	1,161
New York Mortgage Trust Inc ‡	90,238	337
NI Holdings Inc *	2,300	43
Nicolet Bankshares Inc *	2,000	143
NMI Holdings Inc, Cl A *	18,200	357
Northfield Bancorp Inc	8,705	147
Northrim BanCorp Inc	1,300	53
Northwest Bancshares Inc	25,679	341
OceanFirst Financial Corp	12,468	257
Ocwen Financial *	1,700	54
OFG Bancorp	10,925	263
Old National Bancorp/IN	37,494	662
Old Republic International Corp	62,344	1,494
Old Second Bancorp Inc	8,600	106
OneMain Holdings Inc, Cl A	25,000	1,245
Open Lending, Cl A *	22,600	525
Oportun Financial Corp *	3,100	67
Oppenheimer Holdings Inc, Cl A	2,164	106

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Orchid Island Capital Inc, Cl A ‡	20,900	$94
Origin Bancorp Inc	4,500	190
Orrstown Financial Services Inc	3,700	87
Pacific Premier Bancorp Inc	20,036	776
PacWest Bancorp	25,412	1,137
Palomar Holdings Inc, Cl A *	5,600	409
Park National Corp	3,105	404
PCSB Financial Corp	4,700	86
Peapack-Gladstone Financial Corp	2,154	71
PennyMac Financial Services Inc	7,000	443
PennyMac Mortgage Investment Trust ‡	22,663	394
Peoples Bancorp Inc/OH	6,972	215
Peoples Financial Services Corp	900	43
Pinnacle Financial Partners Inc	16,327	1,558
Pioneer Bancorp *	2,700	34
Piper Sandler Cos	3,977	659
PJT Partners Inc	5,200	396
Popular Inc	17,556	1,366
PRA Group Inc *	9,758	414
Preferred Bank/Los Angeles CA	3,037	207
Premier Financial Corp	8,976	264
Primerica Inc	8,429	1,240
Primis Financial Corp	6,000	92
ProAssurance Corp	11,625	267
PROG Holdings Inc (A)	14,316	646
Prosperity Bancshares Inc	18,635	1,328
Provident Bancorp Inc	2,100	38
Provident Financial Services Inc	15,378	362
Pzena Investment Management Inc, Cl A	6,300	59
QCR Holdings Inc	3,900	210
Radian Group Inc	39,948	814
RBB Bancorp	2,600	64
Ready Capital Corp	12,532	193
Red River Bancshares Inc	1,200	63
Redwood Trust Inc ‡	27,405	351
Regional Management Corp	900	51
Reinsurance Group of America Inc, Cl A	15,116	1,435
Reliant Bancorp Inc	1,900	63
RenaissanceRe Holdings Ltd	9,906	1,527
Renasant Corp	11,860	432
Republic Bancorp Inc/KY, Cl A	1,298	67
Republic First Bancorp Inc *	9,800	33
RLI Corp	8,582	882
Rocket Cos Inc, Cl A (A)	26,600	412
S&T Bancorp Inc	8,332	249
Safety Insurance Group Inc	3,731	288
Sandy Spring Bancorp Inc	10,110	474
Santander Consumer USA Holdings Inc	12,600	526
Sculptor Capital Management Inc, Cl A (B)	5,700	103
Seacoast Banking Corp of Florida	12,398	419
SEI Investments Co †	24,019	1,432
Selective Insurance Group Inc	12,384	936

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Selectquote Inc *	28,700	$258
ServisFirst Bancshares Inc	10,900	876
Sierra Bancorp	2,978	75
Signature Bank/New York NY	12,970	3,921
Silvergate Capital Corp, Cl A *	5,000	1,022
Simmons First National Corp, Cl A	24,348	709
SiriusPoint Ltd *	17,500	135
SLM Corp	67,320	1,197
SmartFinancial Inc	2,200	56
South Plains Financial Inc	2,400	60
South State Corp	14,736	1,151
Southern First Bancshares Inc *	1,491	87
Southern Missouri Bancorp Inc	1,900	101
Southside Bancshares Inc	6,762	276
Spirit of Texas Bancshares Inc	4,600	128
Starwood Property Trust Inc ‡	58,880	1,470
State Auto Financial Corp	3,690	190
StepStone Group Inc, Cl A	9,000	372
Sterling Bancorp/DE	41,215	1,023
Stewart Information Services Corp	5,841	416
Stifel Financial Corp	21,373	1,518
Stock Yards Bancorp Inc	4,702	281
StoneX Group Inc *	3,268	184
Summit Financial Group Inc	1,700	43
Synovus Financial Corp	30,792	1,395
Texas Capital Bancshares Inc *	10,823	610
TFS Financial Corp	12,343	222
Tiptree Inc	8,400	109
Tompkins Financial Corp	3,505	274
Towne Bank/Portsmouth VA	15,967	488
TPG RE Finance Trust Inc	14,400	176
Tradeweb Markets Inc, Cl A	22,500	2,160
Trean Insurance Group Inc *	3,800	32
TriCo Bancshares	6,909	291
TriState Capital Holdings Inc *	6,500	194
Triumph Bancorp Inc *	4,900	624
Trupanion Inc *	8,300	1,024
TrustCo Bank Corp NY	4,325	141
Trustmark Corp	11,639	356
Two Harbors Investment Corp ‡	64,742	381
UMB Financial Corp	9,345	940
Umpqua Holdings Corp	47,231	900
United Bankshares Inc/WV	26,656	952
United Community Banks Inc/GA	17,674	606
United Fire Group Inc	4,171	87
United Insurance Holdings Corp	1,900	8
Universal Insurance Holdings Inc	9,000	136
Univest Financial Corp	4,315	119
Unum Group	43,400	1,003
Upstart Holdings Inc *	9,600	1,967
UWM Holdings Corp (A)	27,400	189
Valley National Bancorp	85,468	1,149

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Value Line Inc	300	$12
Velocity Financial *	1,800	22
Veritex Holdings Inc	10,239	406
Virtu Financial Inc, Cl A	20,900	589
Virtus Investment Partners Inc	1,558	463
Voya Financial Inc	24,000	1,491
Walker & Dunlop Inc	6,423	904
Washington Federal Inc	15,436	502
Washington Trust Bancorp Inc	3,870	208
Waterstone Financial Inc	4,000	83
Webster Financial Corp	19,351	1,043
WesBanco Inc	14,009	456
West BanCorp Inc	3,785	117
Westamerica BanCorp	6,155	331
Western Alliance Bancorp	21,661	2,378
White Mountains Insurance Group Ltd	662	664
Wintrust Financial Corp	12,149	1,063
WisdomTree Investments Inc	34,575	212
World Acceptance Corp *	776	159
WSFS Financial Corp	10,043	499

		242,518
Health Care — 13.4%
10X Genomics Inc, Cl A *	18,400	2,812
1Life Healthcare Inc *	25,400	405
2seventy bio *	4,800	126
4D Molecular Therapeutics Inc *	2,800	64
89bio Inc *	700	9
9 Meters Biopharma *(A)	45,400	47
Absci Corp *(A)	3,000	32
Acadia Healthcare Co Inc *	18,487	1,038
ACADIA Pharmaceuticals Inc *	25,600	492
Accelerate Diagnostics Inc *	4,900	24
Accolade *	11,200	287
Accuray Inc *	14,863	71
Aclaris Therapeutics Inc *	11,100	142
Acumen Pharmaceuticals *	2,100	17
Acutus Medical *	4,100	14
Adagio Therapeutics Inc *	4,500	212
AdaptHealth Corp, Cl A *	15,400	302
Adaptive Biotechnologies Corp *	23,700	618
Addus HomeCare Corp *	3,600	314
Adicet Bio *	4,500	48
Adverum Biotechnologies Inc *	28,100	49
Aeglea BioTherapeutics Inc, Cl Savings Shares *	9,300	58
Aerie Pharmaceuticals Inc *	11,900	120
Aerovate Therapeutics *(A)	2,200	30
Affimed NV *	27,377	187
Agenus Inc *	33,000	104
Agiliti *	6,100	128
agilon health Inc *	16,600	365
Agios Pharmaceuticals Inc *	12,800	456

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Akebia Therapeutics Inc *	30,985	$84
Akero Therapeutics Inc *	7,000	149
Akouos *	6,000	46
Akoya Biosciences *	1,600	21
Albireo Pharma Inc *	4,800	115
Aldeyra Therapeutics Inc *	13,200	101
Alector Inc *	11,000	227
Alignment Healthcare *	6,800	110
Aligos Therapeutics *	1,200	18
Alkermes PLC *	34,253	751
Allakos Inc *	7,500	588
Allogene Therapeutics Inc *	12,400	229
Allovir *	7,300	127
Allscripts Healthcare Solutions Inc *	29,953	498
Alnylam Pharmaceuticals Inc *	25,889	4,758
Alpha Teknova *	1,500	34
Alphatec Holdings Inc *	12,300	137
Alpine Immune Sciences *(A)	2,500	27
Altimmune *	8,900	93
ALX Oncology Holdings *	4,300	138
Amedisys Inc *	7,171	1,001
American Well Corp, Cl A *	43,300	281
Amicus Therapeutics Inc *	56,300	603
AMN Healthcare Services Inc *	10,109	1,153
Amneal Pharmaceuticals Inc *	23,588	99
Amphastar Pharmaceuticals Inc *	7,300	143
Ampio Pharmaceuticals *(A)	40,700	46
AnaptysBio Inc *	4,800	155
Anavex Life Sciences Corp *	13,300	258
AngioDynamics Inc *	7,370	190
Angion Biomedica *	1,200	4
ANI Pharmaceuticals Inc *	2,500	103
Anika Therapeutics Inc *	3,070	120
Annexon *	6,200	101
Antares Pharma Inc *	30,900	100
Apellis Pharmaceuticals Inc *	16,500	694
Apollo Medical Holdings Inc *(A)	8,200	768
Applied Molecular Transport *	5,500	93
Applied Therapeutics Inc *	3,200	37
Apria *	1,931	54
Apyx Medical Corp *	7,400	99
AquaBounty Technologies *	11,200	29
Arbutus Biopharma Corp *	16,700	53
Arcturus Therapeutics Holdings Inc *	3,600	143
Arcus Biosciences Inc *	8,600	377
Arcutis Biotherapeutics Inc *	7,000	116
Ardelyx Inc *	16,000	18
Arena Pharmaceuticals Inc *	13,165	717
Arrowhead Pharmaceuticals Inc *	21,100	1,478
Arvinas Inc *	9,300	703
Asensus Surgical *	59,300	79
Aspira Women's Health *	20,963	44

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Atara Biotherapeutics Inc *	20,600	$369
Atea Pharmaceuticals *	15,000	121
Athenex Inc *	14,700	26
Athersys Inc *(A)	50,000	53
Athira Pharma *	5,000	67
Atossa Therapeutics *	29,200	66
Atreca Inc, Cl A *(A)	7,200	26
AtriCure Inc *	9,920	629
Atrion Corp	330	234
Avalo Therapeutics *	5,300	11
Avanos Medical Inc *	10,300	311
Avantor Inc *	126,551	4,996
Aveanna Healthcare Holdings Inc *	10,800	70
Avid Bioservices Inc *	12,500	382
Avidity Biosciences Inc *	5,900	132
Avita Medical *(A)	6,600	91
Avrobio Inc *	7,400	28
Axogen Inc *	9,085	87
Axonics Inc *	10,500	571
Axsome Therapeutics Inc *(A)	6,500	224
Beam Therapeutics Inc *	10,000	791
Berkeley Lights Inc *	10,700	223
Beyondspring Inc *	4,400	56
BioAtla *	2,800	71
BioCryst Pharmaceuticals Inc *	39,900	481
BioDelivery Sciences International Inc *	17,900	50
Biodesix *	2,600	18
Biohaven Pharmaceutical Holding Co Ltd *	11,600	1,302
BioLife Solutions Inc *	4,800	183
BioMarin Pharmaceutical Inc *	39,146	3,378
Biomea Fusion *	1,800	22
Bionano Genomics *(A)	63,500	248
Bioventus, Cl A *	3,039	38
Bioxcel Therapeutics Inc *	2,500	57
Black Diamond Therapeutics Inc *	2,900	17
Bluebird Bio Inc *	14,400	146
Blueprint Medicines Corp *	12,500	1,202
Bolt Biotherapeutics *	3,100	29
Bridgebio Pharma *(A)	22,935	929
Brookdale Senior Living Inc, Cl A *	37,709	221
Brooklyn ImmunoTherapeutics *	5,100	30
Bruker Corp	22,632	1,833
Butterfly Network (A)	38,700	273
C4 Therapeutics Inc *	8,100	301
Cara Therapeutics Inc *	9,400	124
Cardiff Oncology Inc *	7,700	43
Cardiovascular Systems Inc *	8,425	168
CareDx Inc *	11,000	475
Caribou Biosciences *	4,100	76
Cassava Sciences Inc *(A)	8,200	439
Castle Biosciences Inc *	4,600	190
Castlight Health Inc, Cl B *	25,500	39

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Catalyst Pharmaceuticals Inc *	23,400	$164
Celcuity Inc *	1,700	26
Celldex Therapeutics Inc *	9,300	354
CEL-SCI Corp *(A)	9,900	102
Century Therapeutics *	2,500	48
Cerevel Therapeutics Holdings Inc *(A)	7,500	234
Certara Inc *	21,064	567
Cerus Corp *	38,497	265
Change Healthcare Inc *	53,000	1,075
Chemed Corp	3,245	1,511
ChemoCentryx Inc *	11,100	403
Chimerix Inc *	20,300	128
Chinook Therapeutics *	6,960	111
ChromaDex Corp *	9,900	46
Citius Pharmaceuticals Inc *	24,300	41
ClearPoint Neuro *	4,000	55
Clene *(A)	4,900	28
Clovis Oncology Inc *(A)	17,166	54
Codex DNA Inc *	1,700	12
Codexis Inc *	13,961	485
Codiak Biosciences *	3,400	43
Cogent Biosciences *	7,900	63
Coherus Biosciences Inc *	14,800	275
Collegium Pharmaceutical Inc *	6,400	112
Community Health Systems Inc *	26,629	320
Computer Programs and Systems Inc *	1,702	50
CONMED Corp	6,208	816
Convey Health Solutions Holdings *	2,900	19
Corcept Therapeutics Inc *	20,700	435
CorMedix Inc *	8,600	43
Cortexyme Inc *(A)	4,400	57
CorVel Corp *	1,834	345
Covetrus Inc *	22,100	397
Crinetics Pharmaceuticals Inc *	6,400	175
Cross Country Healthcare Inc *	9,179	240
CryoLife Inc *	8,545	147
CryoPort Inc *	8,700	578
Cue Biopharma Inc *	6,900	85
Cullinan Oncology *(A)	3,200	58
CureVac NV *	11,800	569
Curis Inc *	22,600	110
Cutera Inc *	2,900	101
CVRx *	1,700	20
Cymabay Therapeutics Inc *	11,300	37
Cyteir Therapeutics *(A)	1,800	30
Cytek Biosciences *	3,400	69
Cytokinetics Inc *	15,800	622
CytomX Therapeutics Inc *	15,800	104
CytoSorbents Corp *	5,500	27
DarioHealth *(A)	2,900	45
Day One Biopharmaceuticals *(A)	2,400	44
Deciphera Pharmaceuticals Inc *	8,900	77

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Denali Therapeutics Inc *	19,500	$902
DermTech Inc *(A)	5,700	114
Design Therapeutics *	2,900	49
Dicerna Pharmaceuticals Inc *	15,500	589
Durect Corp *	47,000	47
Dynavax Technologies Corp, Cl A *(A)	21,289	344
Dyne Therapeutics *	6,100	87
Eagle Pharmaceuticals Inc/DE *	2,700	129
Eargo Inc *	3,100	16
Edgewise Therapeutics *(A)	2,600	45
Editas Medicine Inc, Cl A *(A)	14,000	457
Eiger BioPharmaceuticals Inc *	5,600	34
Elanco Animal Health Inc *	97,600	2,805
Eliem Therapeutics *	1,500	22
Emergent BioSolutions Inc *	10,384	458
Enanta Pharmaceuticals Inc *	4,700	415
Encompass Health Corp	20,241	1,166
Endo International PLC *	49,500	277
Ensign Group Inc/The	11,236	858
Envista Holdings Corp *	34,500	1,339
Epizyme Inc *	19,800	65
Erasca Inc *(A)	4,400	62
Esperion Therapeutics Inc *(A)	6,200	54
Evelo Biosciences Inc *(A)	3,300	28
Evolent Health Inc, Cl A *	16,300	424
Evolus Inc *(A)	4,600	25
Exact Sciences Corp *	36,426	3,110
Exagen Inc *	800	8
Exelixis Inc *	64,800	1,088
EyePoint Pharmaceuticals *	4,500	71
Fate Therapeutics Inc *	17,100	941
FibroGen Inc *	19,000	238
Figs, Cl A *(A)	9,400	312
Finch Therapeutics Group *(A)	1,600	27
Fluidigm Corp *(A)	18,053	83
Foghorn Therapeutics *	4,200	49
Forian *	3,900	33
Forma Therapeutics Holdings Inc *	5,300	77
Forte Biosciences Inc *	2,400	6
Fortress Biotech *	13,200	38
Frequency Therapeutics Inc *	6,700	34
Fulcrum Therapeutics Inc *	5,100	74
Fulgent Genetics Inc *(A)	4,700	440
G1 Therapeutics Inc *(A)	8,400	108
Gemini Therapeutics, Cl A *	4,700	13
Generation Bio Co *	9,900	170
Geron Corp *(A)	28,970	43
Glaukos Corp *	9,949	428
Global Blood Therapeutics Inc *	12,801	362
Globus Medical Inc, Cl A *	16,200	1,014
Gossamer Bio Inc *	10,600	115
Graphite Bio *(A)	3,500	32

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Greenwich Lifesciences *	900	$28
Gritstone Oncology Inc *	9,800	129
GT Biopharma *	5,100	21
Guardant Health Inc *	19,300	2,029
Haemonetics Corp *	10,147	520
Halozyme Therapeutics Inc *	30,058	988
Hanger Inc *	10,000	169
Harmony Biosciences Holdings *	5,800	198
Harpoon Therapeutics Inc *	1,800	11
Harvard Bioscience Inc *	9,669	65
Health Catalyst Inc *	9,900	430
HealthEquity Inc *	17,000	930
HealthStream Inc *	5,964	138
Heron Therapeutics Inc *	20,900	197
Heska Corp *	2,200	354
Hill-Rom Holdings Inc	14,101	2,193
Homology Medicines Inc *	9,200	46
Hookipa Pharma Inc *	2,400	8
Horizon Therapeutics Plc *	47,503	4,929
Humanigen *(A)	11,300	68
iBio *(A)	52,600	39
iCAD Inc *	4,800	35
Icosavax *	2,900	61
ICU Medical Inc *	4,327	979
Ideaya Biosciences *	9,000	198
IGM Biosciences Inc *	1,200	60
Ikena Oncology *	1,900	27
Imago Biosciences *	2,100	47
Immuneering, Cl A *	1,800	41
Immunic *	3,300	28
ImmunityBio *	13,700	107
ImmunoGen Inc *	41,552	256
Immunovant Inc *	10,200	79
Impel Neuropharma *(A)	1,200	11
Inari Medical Inc *	7,500	619
Infinity Pharmaceuticals *	18,700	41
InfuSystem Holdings Inc *	3,400	56
Inhibrx Inc *	6,100	247
Innovage Holding Corp *	3,900	31
Innoviva Inc *	9,309	156
Inogen Inc *	4,100	125
Inotiv *	2,800	146
Inovio Pharmaceuticals Inc *(A)	42,500	308
Inozyme Pharma *	3,069	24
Insmed Inc *	23,100	636
Inspire Medical Systems Inc *	5,700	1,273
Instil Bio Inc *	3,700	81
Insulet Corp *	14,408	4,156
Integer Holdings Corp *	7,230	577
Integra LifeSciences Holdings Corp *	15,504	991
Intellia Therapeutics Inc *	14,400	1,656
Intercept Pharmaceuticals Inc *(A)	5,876	101

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Intersect ENT Inc *	5,300	$142
Intra-Cellular Therapies Inc, Cl A *	14,800	599
Invacare Corp *	6,889	19
Invitae Corp *(A)	42,900	729
Ionis Pharmaceuticals Inc *	30,594	811
Iovance Biotherapeutics Inc *	31,200	584
iRadimed Corp *	1,100	49
iRhythm Technologies Inc *	6,600	697
Ironwood Pharmaceuticals Inc, Cl A *	34,254	380
iTeos Therapeutics Inc *	4,600	162
IVERIC bio Inc *	25,300	370
Janux Therapeutics *(A)	2,800	50
Jazz Pharmaceuticals PLC *	13,100	1,570
Joint Corp/The *	3,000	240
Jounce Therapeutics Inc *	1,600	12
Kala Pharmaceuticals Inc *(A)	9,400	18
Kaleido Biosciences Inc *	2,700	10
KalVista Pharmaceuticals Inc *	4,700	68
Karuna Therapeutics Inc *(A)	4,900	627
Karyopharm Therapeutics Inc *(A)	16,200	113
KemPharm *	6,100	48
Keros Therapeutics *	4,000	223
Kezar Life Sciences Inc *	4,800	67
Kiniksa Pharmaceuticals Ltd, Cl A *	3,400	39
Kinnate Biopharma *	3,300	66
Kodiak Sciences Inc *	7,200	661
Kronos Bio *	8,400	99
Krystal Biotech Inc *	4,300	346
Kura Oncology Inc *	13,700	191
Kymera Therapeutics *	6,800	378
Landos Biopharma *	1,400	10
Lantheus Holdings Inc *	12,400	332
LeMaitre Vascular Inc	3,200	150
Lexicon Pharmaceuticals Inc *	9,305	43
LHC Group Inc *	6,347	728
LifeStance Health Group *(A)	9,800	78
Ligand Pharmaceuticals Inc *	3,228	523
Lineage Cell Therapeutics Inc *(A)	25,900	59
LivaNova PLC *	11,500	922
Lyell Immunopharma *(A)	5,100	49
MacroGenics Inc *	12,600	222
Madrigal Pharmaceuticals Inc *	1,900	157
Magellan Health Inc *	5,040	478
Magenta Therapeutics Inc *	7,300	41
MannKind Corp *(A)	50,700	235
Maravai LifeSciences Holdings Inc, Cl A *	21,618	993
Marinus Pharmaceuticals Inc *	5,050	56
Masimo Corp *	10,793	3,002
MaxCyte Inc *	3,400	34
MEDNAX Inc *	16,456	404
Medpace Holdings Inc *	6,200	1,286
MEI Pharma Inc *	16,900	57

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MeiraGTx Holdings plc *	4,500	$80
Meridian Bioscience Inc *	10,041	200
Merit Medical Systems Inc *	10,975	690
Mersana Therapeutics Inc *	15,600	105
Mesa Laboratories Inc	1,000	309
MiMedx Group Inc *	26,300	184
Mind Medicine MindMed *	77,200	153
Mirati Therapeutics Inc *	8,700	1,190
Mirum Pharmaceuticals Inc *	600	9
ModivCare Inc *	2,658	364
Molecular Templates Inc *	6,300	25
Molina Healthcare Inc *	12,366	3,527
Monte Rosa Therapeutics *(A)	2,500	48
Morphic Holding Inc *	4,500	215
Multiplan *(A)	48,100	194
Mustang Bio Inc *	6,700	14
Myriad Genetics Inc *	16,326	422
NanoString Technologies Inc *	10,000	411
NantHealth *	5,700	6
Natera Inc *	18,000	1,646
National HealthCare Corp	2,994	193
National Research Corp, Cl A	3,212	129
Natus Medical Inc *	7,358	166
Nektar Therapeutics, Cl A *	40,700	458
Neogen Corp *	22,412	899
NeoGenomics Inc *	24,200	829
Neoleukin Therapeutics Inc *	7,000	38
Neurocrine Biosciences Inc *	20,200	1,682
Neuronetics Inc *	5,300	20
NeuroPace *(A)	1,500	15
Nevro Corp *	7,800	679
NexImmune *(A)	1,400	11
NextGen Healthcare Inc *	11,815	183
NGM Biopharmaceuticals Inc *	5,800	105
Nkarta *	2,774	44
Novavax Inc *	15,868	3,311
Novocure Ltd *	22,600	2,116
Nurix Therapeutics *	7,000	202
Nuvalent, Cl A *(A)	2,300	49
NuVasive Inc *	11,078	532
Nuvation Bio *(A)	19,500	175
Oak Street Health Inc *	19,900	616
Ocugen *(A)	43,100	273
Ocular Therapeutix Inc *	18,400	126
Olema Pharmaceuticals Inc *	7,100	62
Omega Therapeutics *	1,600	29
Omeros Corp *(A)	12,300	89
Omnicell Inc *	9,212	1,631
Oncocyte Corp *	17,794	40
Oncorus *	3,100	17
Oncternal Therapeutics *	9,500	28
Ontrak Inc *	1,700	10

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
OPKO Health Inc *(A)	93,184	$366
OptimizeRx Corp *	4,000	260
Option Care Health Inc *	31,727	803
Oramed Pharmaceuticals *	5,700	110
OraSure Technologies Inc *	19,939	186
Organogenesis Holdings Inc, Cl A *	6,021	61
ORIC Pharmaceuticals Inc *	7,100	98
Ortho Clinical Diagnostics Holdings *	20,800	398
Orthofix Medical Inc *	3,940	121
OrthoPediatrics Corp *	2,800	156
Outlook Therapeutics *	18,700	28
Outset Medical Inc *	10,200	483
Owens & Minor Inc	16,439	658
Oyster Point Pharma Inc *	1,400	15
Pacific Biosciences of California Inc *	41,500	963
Pacira BioSciences Inc *	9,345	492
Paratek Pharmaceuticals Inc *	10,879	46
Passage Bio *	8,300	60
Patterson Cos Inc	19,200	604
PAVmed Inc *	15,658	57
Pennant Group Inc/The *	6,468	131
Penumbra Inc *	7,200	1,769
Perrigo Co PLC	28,500	1,046
Personalis Inc *	7,700	104
PetIQ Inc, Cl A *	4,700	94
Phathom Pharmaceuticals Inc *	5,900	106
Phibro Animal Health Corp, Cl A	3,700	72
Phreesia Inc *	10,300	594
Pliant Therapeutics *	4,700	67
PMV Pharmaceuticals Inc *	4,700	102
Portage Biotech *	800	12
Poseida Therapeutics *	8,100	56
PPD Inc *	35,700	1,681
Praxis Precision Medicines Inc *	4,000	68
Precigen Inc *(A)	11,400	45
Precision BioSciences Inc *	8,600	78
Prelude Therapeutics *(A)	3,000	43
Premier Inc, Cl A	26,100	968
Prestige Consumer Healthcare Inc *	10,679	597
Privia Health Group Inc *	4,800	111
Progyny Inc *	13,800	701
Prometheus Biosciences Inc *	2,400	71
Protagonist Therapeutics Inc *	9,000	303
Prothena Corp PLC *	7,600	381
Provention Bio *(A)	10,100	70
PTC Therapeutics Inc *	15,600	580
Pulmonx Corp *	4,000	129
Pulse Biosciences Inc *	2,347	48
Puma Biotechnology Inc *	6,700	21
QIAGEN NV *	48,983	2,700
Quanterix Corp *	6,300	252
Quidel Corp *	8,112	1,197

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Quotient Ltd *	14,400	$31
R1 RCM Inc *	27,000	643
Radius Health Inc *	11,400	188
RadNet Inc *	11,000	297
Rain Therapeutics *	1,600	21
Rallybio *	1,500	19
Rapid Micro Biosystems, Cl A *	1,700	21
RAPT Therapeutics Inc *	5,700	186
Reata Pharmaceuticals Inc, Cl A *	5,900	505
Recursion Pharmaceuticals, Cl A *(A)	5,400	103
REGENXBIO Inc *	9,300	298
Relay Therapeutics Inc *	12,000	353
Relmada Therapeutics Inc *	3,300	59
Reneo Pharmaceuticals *	1,300	9
Repligen Corp *	11,722	3,358
Replimune Group Inc *	7,600	217
Retractable Technologies *	3,700	32
Revance Therapeutics Inc *	13,500	185
REVOLUTION Medicines Inc *	12,700	351
Rhythm Pharmaceuticals Inc *	7,500	67
Rigel Pharmaceuticals Inc *	37,059	99
Rocket Pharmaceuticals Inc *	8,600	210
Royalty Pharma PLC, Cl A	69,900	2,780
Rubius Therapeutics Inc *	8,800	109
RxSight *	1,800	20
Sage Therapeutics Inc *	11,100	432
Sana Biotechnology Inc *(A)	18,300	348
Sangamo Therapeutics Inc *	28,370	235
Sarepta Therapeutics Inc *	18,400	1,487
Scholar Rock Holding Corp *	5,400	143
Schrodinger Inc/United States *	9,900	388
Seagen Inc *	29,100	4,656
SeaSpine Holdings Corp *	3,900	52
Seelos Therapeutics *	16,200	28
Seer, Cl A *	8,800	196
Select Medical Holdings Corp	23,565	633
Selecta Biosciences Inc *	16,100	48
Sensei Biotherapeutics *	1,600	11
Senseonics Holdings Inc *(A)	96,400	303
Sera Prognostics, Cl A *	1,000	11
Seres Therapeutics Inc *	12,900	139
Sesen Bio *(A)	44,000	46
Sharps Compliance Corp *	3,900	29
Shattuck Labs *	4,800	41
Shockwave Medical Inc *	7,300	1,316
SI-BONE Inc *	5,900	114
Sientra Inc *	12,898	52
SIGA Technologies Inc *	10,000	82
Sight Sciences Inc *(A)	2,400	50
Sigilon Therapeutics *	1,600	6
Signify Health Inc, Cl A *	13,400	182
Silk Road Medical Inc *	7,600	308

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Silverback Therapeutics *	3,100	$22
Simulations Plus Inc (A)	3,900	183
Singular Genomics Systems *	2,500	29
SOC Telemed Inc, Cl A *	8,800	18
Solid Biosciences Inc *	1,700	3
Soliton Inc *	1,300	27
Sorrento Therapeutics Inc *(A)	62,400	372
Sotera Health Co *	19,224	410
Spectrum Pharmaceuticals Inc *	45,379	72
Spero Therapeutics Inc *	3,110	44
SpringWorks Therapeutics Inc *	6,300	453
Spruce Biosciences *	1,900	5
SQZ Biotechnologies *(A)	4,900	64
STAAR Surgical Co *	9,778	931
Stereotaxis Inc *	10,500	62
Stoke Therapeutics Inc *	3,000	75
Summit Therapeutics *	4,800	24
Supernus Pharmaceuticals Inc *	10,600	318
Surface Oncology Inc *	7,100	41
Surgery Partners Inc *	6,300	279
Surmodics Inc *	2,444	107
Sutro Biopharma Inc *	9,400	161
Syndax Pharmaceuticals Inc *	6,400	102
Syneos Health Inc, Cl A *	21,800	2,118
Syros Pharmaceuticals Inc *	12,700	50
Tabula Rasa HealthCare Inc *	5,000	57
Tactile Systems Technology Inc *	4,900	96
Talaris Therapeutics *(A)	1,900	25
Talis Biomedical Corp *	3,100	14
Tandem Diabetes Care Inc *	13,100	1,684
Tarsus Pharmaceuticals *	2,600	69
Taysha Gene Therapies *(A)	6,000	78
TCR2 Therapeutics Inc *	8,300	43
Teladoc Health Inc *	32,240	3,264
Tenaya Therapeutics *(A)	3,000	59
Tenet Healthcare Corp *	23,500	1,712
Terns Pharmaceuticals *	1,900	14
TG Therapeutics Inc *	27,300	415
TherapeuticsMD Inc *	50,700	25
Theravance Biopharma Inc *	12,845	108
Tivity Health Inc *(A)	9,768	233
Tonix Pharmaceuticals Holding *	69,800	33
TransMedics Group Inc *	6,200	137
Travere Therapeutics Inc *	13,800	394
Treace Medical Concepts Inc *	2,300	40
Trevena Inc *(A)	35,000	24
Trillium Therapeutics *(A)	–	—
Triple-S Management Corp, Cl B *	5,850	208
Turning Point Therapeutics Inc *	9,300	354
Twist Bioscience Corp *	9,800	936
Ultragenyx Pharmaceutical Inc *	13,500	1,016
United Therapeutics Corp *	9,464	1,793

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UroGen Pharma Ltd *(A)	5,300	$64
US Physical Therapy Inc	2,626	226
Utah Medical Products Inc	200	22
Vanda Pharmaceuticals Inc *	11,800	191
Vapotherm Inc *	4,900	108
Varex Imaging Corp *	7,500	214
Vaxart *(A)	29,300	233
Vaxcyte *	6,600	134
VBI Vaccines Inc *(A)	36,900	112
Veeva Systems Inc, Cl A *	29,693	8,391
Vera Therapeutics, Cl A *	1,500	54
Veracyte Inc *	14,400	597
Verastem Inc *	38,800	104
Vericel Corp *	9,900	368
Verrica Pharmaceuticals Inc *	4,500	47
Verve Therapeutics *(A)	3,300	112
Viemed Healthcare Inc *	8,200	41
ViewRay Inc *	29,700	153
Viking Therapeutics Inc *	21,500	114
Vincerx Pharma *	1,000	10
Vir Biotechnology Inc *	12,800	607
Viracta Therapeutics	7,800	36
VistaGen Therapeutics *	53,300	103
Vocera Communications Inc *	6,742	393
Vor BioPharma *(A)	2,800	32
WaVe Life Sciences Ltd *	4,000	16
Werewolf Therapeutics *	1,600	23
XBiotech Inc	4,339	55
Xencor Inc *	10,600	384
XOMA *	1,300	27
Y-mAbs Therapeutics Inc *	8,800	150
Zentalis Pharmaceuticals *	7,300	599
ZIOPHARM Oncology Inc *(A)	64,346	89
Zogenix Inc *	13,200	148
Zynex Inc *(A)	3,800	49

		225,060
Industrials — 13.7%
AAON Inc	9,350	729
AAR Corp *	7,429	243
ABM Industries Inc	14,955	673
Acacia Research Corp *	8,749	43
ACCO Brands Corp	22,029	182
Acuity Brands Inc	7,425	1,495
ADT Inc	32,900	273
Advanced Drainage Systems Inc	13,500	1,670
Advent Technologies Holdings *	3,700	28
AECOM *	29,048	2,003
Aerojet Rocketdyne Holdings Inc	16,679	701
AeroVironment Inc *	5,125	414
AerSale *	1,900	34
AGCO Corp	13,223	1,457
AgEagle Aerial Systems *(A)	14,300	32

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Air Lease Corp, Cl A	23,031	$935
Air Transport Services Group Inc *	14,036	347
Alamo Group Inc	2,135	304
Albany International Corp, Cl A	6,898	558
Allegiant Travel Co, Cl A *	3,350	580
Allied Motion Technologies Inc	1,950	77
Allison Transmission Holdings Inc, Cl A	22,776	788
Alta Equipment Group *	4,403	64
Altra Industrial Motion Corp	13,789	727
AMERCO	1,900	1,339
Ameresco Inc, Cl A *	6,579	594
American Superconductor Corp *	7,200	92
American Woodmark Corp *	3,984	246
API Group *	44,100	1,028
Apogee Enterprises Inc	6,011	248
Applied Industrial Technologies Inc	8,361	795
ArcBest Corp	5,590	576
Arcosa Inc	10,813	553
Ardagh Group SA, Cl A (A)	5,500	136
Argan Inc	2,979	117
Armstrong World Industries Inc	10,177	1,078
Array Technologies Inc *	29,687	535
ASGN Inc *	11,069	1,347
Astec Industries Inc	4,763	299
Astronics Corp *	3,874	41
Astronics Corp, Cl B *	2,395	24
Atkore Inc *	10,100	1,076
Atlas Air Worldwide Holdings Inc *	5,569	488
Atlas Technical Consultants *	2,900	27
Avis Budget Group Inc *	10,660	2,927
Axon Enterprise Inc *	14,269	2,408
AZEK Co Inc/The, Cl A *	23,600	926
AZZ Inc	5,296	275
Babcock & Wilcox Enterprises *	11,900	108
Barnes Group Inc	10,152	441
Barrett Business Services Inc	1,634	115
Beacon Roofing Supply Inc *	11,970	597
Beam Global *(A)	1,900	50
Blink Charging *(A)	8,500	327
Bloom Energy Corp, Cl A *(A)	30,400	835
Blue Bird Corp *	4,392	89
BlueLinx Holdings Inc *	1,900	134
Boise Cascade Co	8,770	569
Booz Allen Hamilton Holding Corp, Cl A	29,365	2,465
Brady Corp, Cl A	10,127	509
BrightView Holdings Inc *	7,800	106
Brink's Co/The (A)	10,406	636
Builders FirstSource Inc *	43,651	3,031
BWX Technologies Inc	19,924	950
Byrna Technologies Inc *	2,300	34
CACI International Inc, Cl A *	5,232	1,357
Caesarstone Ltd	4,600	51

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Carlisle Cos Inc	11,277	$2,540
Casella Waste Systems Inc, Cl A *	10,991	932
CBIZ Inc *	11,445	412
CECO Environmental Corp *	5,647	33
ChargePoint Holdings Inc *(A)	22,300	569
Chart Industries Inc *	7,972	1,392
Cimpress PLC *	2,999	233
CIRCOR International Inc *	3,715	100
Clarivate PLC *	93,600	2,185
Clean Harbors Inc *	10,576	1,073
Colfax Corp *	25,289	1,174
Columbus McKinnon Corp/NY	5,065	225
Comfort Systems USA Inc	8,091	768
Commercial Vehicle Group Inc *	6,900	58
CompX International Inc	400	9
Concrete Pumping Holdings Inc *	3,900	32
Construction Partners Inc, Cl A *	5,600	193
Copa Holdings SA, Cl A *	7,128	498
Core & Main, Cl A *	7,500	200
CoreCivic Inc *‡	24,802	267
Cornerstone Building Brands Inc *	10,719	168
Costamare Inc	11,500	138
CoStar Group Inc *	85,060	6,614
Covenant Logistics Group Inc, Cl A *	3,300	83
CRA International Inc	2,005	185
Crane Co	10,629	1,026
CSW Industrials Inc	3,000	361
Curtiss-Wright Corp	8,778	1,104
Custom Truck One Source *(A)	15,400	116
Daseke Inc *	7,700	74
Deluxe Corp	10,154	344
Desktop Metal, Cl A *(A)	50,864	332
Donaldson Co Inc	28,046	1,583
Douglas Dynamics Inc	4,622	184
Driven Brands Holdings Inc *	9,800	302
Ducommun Inc *	1,300	55
Dun & Bradstreet Holdings Inc *	34,300	652
DXP Enterprises Inc/TX *	4,162	115
Dycom Industries Inc *	6,707	627
Eagle Bulk Shipping Inc	1,313	53
EMCOR Group Inc	11,487	1,371
Encore Wire Corp	4,403	618
Energy Recovery Inc *	10,200	217
Enerpac Tool Group Corp, Cl A	12,542	265
EnerSys	9,183	680
Ennis Inc	5,288	100
EnPro Industries Inc	4,868	497
Eos Energy Enterprises *(A)	12,800	127
ESCO Technologies Inc	5,477	448
EVI Industries Inc (A)	1,100	38
Evoqua Water Technologies Corp *	24,840	1,117
Exponent Inc	11,072	1,290

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Federal Signal Corp	13,147	$558
First Advantage Corp *	6,300	109
Flowserve Corp	27,200	815
Fluor Corp *	32,900	727
Forrester Research Inc *	1,564	88
Forward Air Corp	6,118	604
Franklin Covey Co *	3,304	145
Franklin Electric Co Inc	10,281	905
Frontier Group Holdings *	9,200	123
FTC Solar *	4,100	35
FTI Consulting Inc *	7,168	1,047
FuelCell Energy *(A)	69,600	604
Gates Industrial Corp PLC *	21,200	340
GATX Corp (A)	8,052	793
Genco Shipping & Trading Ltd	7,300	112
Gibraltar Industries Inc *	7,360	500
Global Industrial Co	2,100	84
GMS Inc *	9,100	508
Gorman-Rupp Co/The	4,077	176
Graco Inc	36,005	2,624
GrafTech International Ltd	48,200	562
Granite Construction Inc	8,434	328
Great Lakes Dredge & Dock Corp *	13,280	196
Greenbrier Cos Inc/The	7,123	285
Griffon Corp	9,137	240
GXO Logistics Inc *	20,790	1,997
H&E Equipment Services Inc	7,525	317
Harsco Corp *	16,828	245
Hawaiian Holdings Inc *	12,480	228
Healthcare Services Group Inc	16,039	281
Heartland Express Inc	9,772	164
HEICO Corp	9,618	1,332
HEICO Corp, Cl A	17,382	2,159
Heidrick & Struggles International Inc	4,552	196
Helios Technologies Inc	6,877	690
Herc Holdings Inc	5,667	966
Heritage-Crystal Clean Inc *	1,700	55
Herman Miller Inc	14,807	562
Hexcel Corp *	17,898	920
Hillenbrand Inc	16,180	722
HireQuest	1,100	25
HNI Corp	9,349	369
Hub Group Inc, Cl A *	6,962	541
Hubbell Inc, Cl B	11,589	2,268
Huron Consulting Group Inc *	5,411	247
Hydrofarm Holdings Group *	8,200	271
Hyliion Holdings *(A)	27,400	182
HyreCar *	3,700	20
Hyster-Yale Materials Handling Inc	2,002	79
IAA Inc *	28,929	1,397
ICF International Inc	3,968	384
Ideanomics Inc *(A)	96,300	155

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
IES Holdings Inc *	1,700	$82
Infrastructure and Energy Alternatives *	4,500	43
INNOVATE Corp *	10,100	38
Insperity Inc	7,724	894
Insteel Industries Inc	3,341	141
Interface Inc, Cl A	14,045	200
ITT Inc	19,163	1,812
JELD-WEN Holding Inc *	17,800	431
JetBlue Airways Corp *	67,981	912
John Bean Technologies Corp	6,731	1,062
Kadant Inc	2,625	615
Kaman Corp	6,573	243
KAR Auction Services Inc *	26,629	399
Karat Packaging *	1,000	22
KBR Inc	30,145	1,326
Kelly Services Inc, Cl A	6,795	115
Kennametal Inc	19,114	676
Kforce Inc	4,537	348
Kimball International Inc, Cl B	7,025	72
Kirby Corp *	12,826	670
Knight-Swift Transportation Holdings Inc, Cl A	34,627	1,982
Korn Ferry	11,358	826
Kratos Defense & Security Solutions Inc *	26,216	517
Landstar System Inc	8,044	1,356
Lawson Products Inc/DE *	1,800	87
Legalzoom.com Inc *	4,000	72
Lennox International Inc	7,129	2,203
Lincoln Electric Holdings Inc	12,333	1,664
Lindsay Corp	2,527	368
Luxfer Holdings PLC	7,600	144
Lyft Inc, Cl A *	62,700	2,546
Manitowoc Co Inc/The *	6,587	126
ManpowerGroup Inc	11,356	1,018
ManTech International Corp/VA, Cl A	6,422	436
Marten Transport Ltd	14,229	229
Masonite International Corp *	5,300	567
MasTec Inc *	12,062	1,112
Matrix Service Co *	4,781	42
Matson Inc	9,452	771
Matthews International Corp, Cl A	6,813	236
Maxar Technologies Inc	15,324	422
Mayville Engineering Co Inc *	1,500	22
McGrath RentCorp	5,248	406
Mercury Systems Inc *	11,923	584
Meritor Inc *	15,095	382
Mesa Air Group Inc *	7,700	54
Middleby Corp/The *	12,125	2,118
Miller Industries Inc/TN	2,311	76
Mistras Group Inc *	2,697	21
Montrose Environmental Group Inc *	5,300	388
Moog Inc, Cl A	6,524	451

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MRC Global Inc *	18,112	$125
MSA Safety Inc	7,644	1,096
MSC Industrial Direct Co Inc, Cl A	9,603	756
Mueller Industries Inc	13,008	720
Mueller Water Products Inc, Cl A	33,712	460
MYR Group Inc *	3,879	429
National Presto Industries Inc	1,091	89
Nikola *(A)	43,800	448
NL Industries Inc	2,000	12
NN Inc *	5,587	25
Nordson Corp	12,412	3,155
Northwest Pipe Co *	2,600	75
NOW Inc *	22,300	186
NV5 Global Inc *	2,700	355
nVent Electric PLC	36,700	1,278
Omega Flex Inc	600	71
Oshkosh Corp	15,117	1,627
Owens Corning	21,960	1,863
PAE Inc *	14,000	139
PAM Transportation Services Inc *	800	52
Park Aerospace Corp	5,082	66
Park-Ohio Holdings Corp	1,118	24
Parsons Corp *	5,100	169
PGT Innovations Inc *	12,300	253
Pitney Bowes Inc	41,300	282
Plug Power Inc *(A)	111,800	4,455
Powell Industries Inc	1,364	33
Preformed Line Products Co	90	6
Primoris Services Corp	13,047	293
Proto Labs Inc *	6,099	306
Quanex Building Products Corp	6,965	149
Radiant Logistics Inc *	12,400	93
Raven Industries Inc *	7,655	445
RBC Bearings Inc *	6,195	1,225
Regal Rexnord Corp	14,438	2,283
Resideo Technologies Inc *	30,900	806
Resources Connection Inc	9,581	165
REV Group Inc	8,400	132
Romeo Power *(A)	37,200	147
RR Donnelley & Sons Co *	15,200	160
Rush Enterprises Inc, Cl A	9,098	464
Rush Enterprises Inc, Cl B	300	15
Ryder System Inc	11,200	930
Safe Bulkers Inc *	12,300	45
Saia Inc *	5,692	1,885
Schneider National Inc, Cl B	11,200	276
Science Applications International Corp	12,476	1,047
Sensata Technologies Holding PLC *	33,600	1,871
Shoals Technologies Group Inc, Cl A *	23,300	655
Shyft Group Inc/The	7,300	355
Simpson Manufacturing Co Inc	9,343	1,078
SiteOne Landscape Supply Inc *	9,700	2,331

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SkyWest Inc *	11,322	$443
SP Plus Corp *	6,098	165
Spirit AeroSystems Holdings Inc, Cl A	22,475	851
Spirit Airlines Inc *	22,647	474
SPX Corp *	9,194	535
SPX FLOW Inc	9,394	784
Standex International Corp	2,529	261
Steelcase Inc, Cl A	18,357	205
Stem *	10,400	221
Stericycle Inc *	20,400	1,153
Sterling Construction Co Inc *	5,600	144
Sun Country Airlines Holdings Inc *	4,500	123
Sunrun Inc *	42,710	1,966
Team Inc *	5,757	8
Tennant Co	3,838	302
Terex Corp	15,370	651
Tetra Tech Inc	11,842	2,187
Textainer Group Holdings Ltd	10,353	338
Thermon Group Holdings Inc *	6,882	119
Timken Co/The	13,809	909
Titan International Inc *	10,800	74
Titan Machinery Inc *	3,312	110
Toro Co/The	23,700	2,383
TPI Composites Inc *	7,500	134
Transcat Inc *	1,000	89
TransUnion	41,794	4,647
Trex Co Inc *	24,960	3,314
TriNet Group Inc *	8,700	873
Trinity Industries Inc	18,542	491
Triton International Ltd	14,884	833
Triumph Group Inc *	13,296	223
TrueBlue Inc *	8,328	217
TuSimple Holdings Inc, Cl A *(A)	8,100	324
Tutor Perini Corp *	8,051	104
Uber Technologies Inc *	349,522	13,282
UFP Industries Inc	12,865	1,071
UniFirst Corp/MA	3,240	621
Univar Solutions Inc *	35,950	931
Universal Logistics Holdings Inc	700	13
Upwork Inc *	25,000	931
US Ecology Inc *	6,440	219
US Xpress Enterprises Inc, Cl A *	5,300	42
Valmont Industries Inc	4,514	1,079
Vectrus Inc *	2,679	112
Veritiv Corp *	3,499	441
Vertiv Holdings Co, Cl A	66,900	1,715
Viad Corp *	4,271	181
Vicor Corp *	4,200	603
View *(A)	21,600	91
Virgin Galactic Holdings Inc *(A)	38,100	610
VSE Corp	2,000	109
Wabash National Corp	11,741	196

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Watsco Inc	7,159	$2,095
Watts Water Technologies Inc, Cl A	5,856	1,105
Welbilt Inc *	27,950	658
Werner Enterprises Inc	13,390	604
WESCO International Inc *	9,265	1,150
Willdan Group Inc *	1,300	52
Willis Lease Finance Corp *	1,000	34
WillScot Mobile Mini Holdings Corp, Cl A *	44,311	1,688
Woodward Inc	12,342	1,306
XPO Logistics Inc *	20,790	1,506
Yellow *	10,800	142
Zurn Water Solutions Corp	25,626	898

		232,865
Information Technology — 24.9%
3D Systems Corp *	25,947	591
8x8 Inc *	23,414	505
908 Devices *	1,800	43
A10 Networks Inc	9,800	151
ACI Worldwide Inc *	25,212	735
ADTRAN Inc	9,897	202
Advanced Energy Industries Inc	8,219	721
Aeva Technologies *(A)	22,800	227
Agilysys Inc *	5,000	218
Akoustis Technologies Inc *	8,400	58
Alarm.com Holdings Inc *	9,800	782
Alkami Technology Inc *	1,500	43
Allegro MicroSystems Inc *	9,500	297
Alliance Data Systems Corp	10,700	729
Alpha & Omega Semiconductor Ltd *	5,600	275
Altair Engineering Inc, Cl A *	9,800	730
Alteryx Inc, Cl A *	12,500	831
Ambarella Inc *	7,445	1,337
Amdocs Ltd	28,568	1,995
American Software Inc/GA, Cl A	8,672	198
Amkor Technology Inc	21,838	471
Anaplan Inc *	30,100	1,289
Appfolio Inc, Cl A *	3,600	434
Appian Corp, Cl A *(A)	8,400	625
Arlo Technologies Inc *	13,252	103
Arrow Electronics Inc *	15,225	1,852
Asana Inc, Cl A *	16,100	1,674
Aspen Technology Inc *	14,967	2,171
Atlassian Corp PLC, Cl A *	29,541	11,117
Atomera *(A)	3,500	84
Avalara Inc *	18,179	2,539
Avaya Holdings Corp *	17,842	347
Aviat Networks *	2,100	66
Avid Technology Inc *	7,722	248
Avnet Inc	21,299	773
Axcelis Technologies Inc *	7,150	442
AXT Inc *	6,600	54
Azenta Inc	16,203	1,833

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Badger Meter Inc	5,724	$586
Belden Inc	9,623	593
Benchmark Electronics Inc	5,530	130
Benefitfocus Inc *	5,300	53
Bentley Systems Inc, Cl B	28,900	1,387
BigCommerce Holdings Inc *	10,700	484
Bill.com Holdings Inc *	17,177	4,824
Black Knight Inc *	33,537	2,397
Blackbaud Inc *	10,355	781
Blackline Inc *	11,500	1,266
BM Technologies Inc *	1,149	14
Bottomline Technologies DE Inc *	9,871	443
Box Inc, Cl A *	31,500	737
Brightcove Inc *	9,610	93
BTRS Holdings Inc *	12,400	92
C3.ai Inc, Cl A *(A)	7,300	270
CalAmp Corp *	8,156	75
Calix Inc *	11,745	786
Cambium Networks Corp *	1,999	54
Cantaloupe *	14,900	134
Casa Systems Inc *	2,800	14
Cass Information Systems Inc	3,154	127
CDK Global Inc	25,500	985
Cerence Inc *(A)	8,110	610
CEVA Inc *	5,138	227
ChannelAdvisor Corp *	5,900	148
Ciena Corp *	34,186	2,059
Cirrus Logic Inc *	12,395	994
Cleanspark *	8,900	158
Clearfield Inc *	3,000	194
Cloudflare Inc, Cl A *(A)	56,000	10,541
CMC Materials Inc	6,205	824
Cognex Corp	36,616	2,829
Coherent Inc *	5,153	1,334
Cohu Inc *	10,336	341
CommScope Holding Co Inc *	43,100	429
CommVault Systems Inc *	8,984	565
Comtech Telecommunications Corp	4,332	110
Concentrix Corp	9,081	1,507
Conduent Inc *	39,300	198
Consensus Cloud Solutions Inc *	3,085	193
Corsair Gaming *(A)	5,200	116
Couchbase *(A)	2,100	69
Coupa Software Inc *	15,600	3,068
Crowdstrike Holdings Inc, Cl A *	42,921	9,320
CS Disco *	2,700	99
CSG Systems International Inc	7,017	370
CTS Corp	7,545	263
Daktronics Inc *	4,580	22
Datadog Inc, Cl A *	50,555	9,013
Datto Holding Corp *(A)	5,200	122
Dell Technologies Inc, Cl C *	58,990	3,331

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Diebold Nixdorf Inc *	14,133	$115
Digi International Inc *	5,201	112
Digimarc Corp *(A)	2,076	89
Digital Turbine Inc *	20,100	1,067
DigitalOcean Holdings Inc *	10,500	1,058
Diodes Inc *	9,342	994
DocuSign Inc, Cl A *	41,380	10,194
Dolby Laboratories Inc, Cl A	13,804	1,151
Domo Inc, Cl B *	6,432	465
DoubleVerify Holdings Inc *	4,000	124
Dropbox Inc, Cl A *	65,400	1,609
DSP Group Inc *	2,500	55
Duck Creek Technologies Inc *	15,400	440
Dynatrace Inc *	43,100	2,709
DZS *	1,900	25
E2open Parent Holdings Inc *	34,400	419
Ebix Inc	5,725	175
eGain Corp *	4,900	51
Elastic NV *	15,300	2,379
EMCORE Corp *	7,800	57
Entegris Inc	28,889	4,220
Envestnet Inc *	11,852	909
EPAM Systems Inc *	11,700	7,120
ePlus Inc *	3,288	347
Euronet Worldwide Inc *	10,888	1,104
Everbridge Inc *	8,200	930
EverCommerce *	3,600	59
EVERTEC Inc	13,000	546
Evo Payments Inc, Cl A *	10,400	221
ExlService Holdings Inc *	7,023	912
Extreme Networks Inc *	26,987	364
Fabrinet *	8,215	908
Fair Isaac Corp *	5,991	2,116
FARO Technologies Inc *	4,508	313
Fastly Inc, Cl A *(A)	22,900	933
First Solar Inc *	22,700	2,352
Five9 Inc *	14,300	2,035
Flywire *	2,600	106
FormFactor Inc *	17,719	743
Genpact Ltd	40,550	1,957
Globant SA *	8,700	2,306
GoDaddy Inc, Cl A *	35,945	2,522
GreenBox POS *(A)	3,700	19
GreenSky, Cl A *	14,700	167
Grid Dynamics Holdings Inc *	9,000	353
GTY Technology Holdings Inc *	11,200	74
Guidewire Software Inc *	18,069	2,102
Hackett Group Inc/The	3,300	68
Harmonic Inc *	20,694	222
HubSpot Inc *	9,673	7,805
I3 Verticals Inc, Cl A *	3,600	67
IBEX Holdings *	1,200	16

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ichor Holdings Ltd *	6,600	$316
Identiv *	4,400	101
II-VI Inc *	23,039	1,441
Impinj Inc *	3,600	270
Infinera Corp *	36,984	301
Inseego Corp *(A)	21,400	138
Insight Enterprises Inc *	7,498	739
Instructure Holdings *	2,600	58
Intapp *	2,200	60
Intelligent Systems Corp *(A)	2,700	110
InterDigital Inc	6,617	449
International Money Express Inc *	4,600	69
Iteris Inc *	12,600	57
Itron Inc *	9,611	595
Jabil Inc	30,300	1,771
Jamf Holding Corp *(A)	10,300	332
JFrog Ltd *	11,500	368
Kaltura *	3,700	18
Kimball Electronics Inc *	4,393	93
Knowles Corp *	20,300	441
Kopin Corp *(A)	20,100	105
Kulicke & Soffa Industries Inc	13,400	773
KVH Industries Inc *	1,997	20
Kyndryl Holdings Inc *	38,600	610
Lattice Semiconductor Corp *	28,962	2,199
Limelight Networks Inc *	27,600	76
Littelfuse Inc	5,131	1,531
LivePerson Inc *	14,191	549
LiveRamp Holdings Inc *	13,874	651
Lumentum Holdings Inc *	15,870	1,377
Luna Innovations *	1,600	13
MACOM Technology Solutions Holdings Inc *	10,625	764
Mandiant Inc *	50,300	854
Manhattan Associates Inc *	13,680	2,136
Marathon Digital Holdings Inc *(A)	21,200	1,083
Marvell Technology Inc	177,412	12,626
Maximus Inc	13,116	990
MaxLinear Inc, Cl A *	15,344	1,033
McAfee Corp, Cl A	16,900	437
MeridianLink *	2,700	60
Meta Materials *(A)	46,350	170
Methode Electronics Inc	8,684	386
MicroStrategy Inc, Cl A *(A)	1,653	1,193
MicroVision *(A)	35,100	249
Mimecast Ltd *	13,000	1,053
Mitek Systems Inc *	9,100	156
MKS Instruments Inc	12,223	1,860
Model N Inc *	7,600	214
Momentive Global Inc *	27,400	560
MoneyGram International Inc *	18,900	112
MongoDB Inc, Cl A *	13,500	6,724

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
N-able Inc *	4,050	$48
Napco Security Technologies Inc *	4,200	195
National Instruments Corp	28,167	1,169
nCino Inc *	12,000	745
NCR Corp *	27,383	1,065
NeoPhotonics Corp *	7,500	115
NETGEAR Inc *	6,692	179
NetScout Systems Inc *	15,258	456
New Relic Inc *	11,100	1,230
nLight Inc *	10,600	264
Novanta Inc *	7,562	1,221
Nuance Communications Inc *	61,471	3,411
Nutanix Inc, Cl A *	41,300	1,372
NVE Corp	694	47
Okta Inc, Cl A *	27,104	5,834
ON Semiconductor Corp *	92,200	5,664
ON24 *	8,400	133
OneSpan Inc *	7,554	129
Onto Innovation Inc *	10,372	977
OSI Systems Inc *	4,068	370
Ouster *(A)	6,200	42
PagerDuty Inc *	17,315	614
Palantir Technologies Inc, Cl A *	352,400	7,277
Palo Alto Networks Inc *	20,685	11,313
PAR Technology Corp *(A)	5,200	272
Paya Holdings Inc *	20,400	131
Paycor HCM *	8,600	253
Paylocity Holding Corp *	8,000	2,019
Paysafe Ltd *(A)	88,700	322
PC Connection Inc	2,231	98
PDF Solutions Inc *	6,753	202
Pegasystems Inc	8,736	1,003
Perficient Inc *	7,200	987
Photronics Inc *	13,129	173
Ping Identity Holding Corp *	11,100	264
Plantronics Inc *	7,169	183
Plexus Corp *	6,028	507
Power Integrations Inc	12,878	1,288
Priority Technology Holdings Inc *	1,600	10
Procore Technologies *	2,200	186
Progress Software Corp	9,458	458
PROS Holdings Inc *	9,399	341
Pure Storage Inc, Cl A *	57,300	1,775
Q2 Holdings Inc *	11,400	915
Qualys Inc *	7,300	951
Quantum *	10,200	56
Rackspace Technology Inc *	11,600	165
Rambus Inc *	24,010	646
Rapid7 Inc *	11,600	1,439
Rekor Systems *	6,700	45
Repay Holdings, Cl A *	17,400	285
Ribbon Communications Inc *	13,520	74

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rimini Street Inc *	4,900	$32
RingCentral Inc, Cl A *	17,600	3,801
Riot Blockchain *(A)	18,700	699
Rogers Corp *	3,993	1,089
Sabre Corp *	63,600	479
Sailpoint Technologies Holdings Inc *	19,300	1,015
Sanmina Corp *	14,166	518
Sapiens International Corp NV	6,100	216
ScanSource Inc *	3,996	125
SecureWorks Corp, Cl A *	2,000	36
Semtech Corp *	13,475	1,154
Shift4 Payments Inc, Cl A *	9,400	489
ShotSpotter Inc *	1,400	49
Silicon Laboratories Inc *	9,782	1,920
SiTime Corp *	3,300	985
SkyWater Technology *(A)	1,700	32
SMART Global Holdings Inc *	4,400	251
Smartsheet Inc, Cl A *	26,600	1,702
Smith Micro Software Inc *	9,500	52
Snowflake Inc, Cl A *	42,400	14,422
SolarWinds Corp	6,050	87
Splunk Inc *	35,822	4,334
Sprout Social Inc, Cl A *	9,600	1,072
SPS Commerce Inc *	7,658	1,080
Square Inc, Cl A *	85,709	17,856
SS&C Technologies Holdings Inc	49,018	3,742
StarTek Inc *	4,000	16
StoneCo Ltd, Cl A *	47,400	739
Sumo Logic Inc *	18,700	264
SunPower Corp, Cl A *(A)	18,336	525
Super Micro Computer Inc *	10,600	439
Switch Inc, Cl A	23,000	629
Synaptics Inc *	7,687	2,170
TD SYNNEX Corp	8,681	898
Telos *	8,500	134
Tenable Holdings Inc *	19,700	973
Teradata Corp *	22,800	990
Trade Desk Inc/The, Cl A *(A)	92,900	9,608
TTEC Holdings Inc	3,927	331
TTM Technologies Inc *	21,487	296
Tucows Inc, Cl A *(A)	1,800	146
Turtle Beach Corp *	4,000	107
Twilio Inc, Cl A *	36,142	10,342
Ubiquiti Inc	1,400	419
Ultra Clean Holdings Inc *	8,952	491
Unisys Corp *	14,083	256
Unity Software Inc *	32,500	5,603
Universal Display Corp	9,651	1,381
Upland Software Inc *	5,700	112
Varonis Systems Inc, Cl B *	22,600	1,171
Veeco Instruments Inc *	9,910	263
Velodyne Lidar *(A)	17,700	98

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Verint Systems Inc *	14,650	$697
Veritone Inc *(A)	5,500	141
Verra Mobility Corp, Cl A *	30,500	439
Viant Technology, Cl A *	2,600	25
Viasat Inc *	13,856	614
Viavi Solutions Inc *	48,800	723
VirnetX Holding Corp *(A)	20,442	61
Vishay Intertechnology Inc	30,417	620
Vishay Precision Group Inc *	3,164	109
VMware Inc, Cl A	43,309	5,056
Vonage Holdings Corp *	53,020	1,093
Vontier Corp	36,300	1,144
WEX Inc *	9,276	1,173
Wix.com Ltd *	11,800	1,803
Wolfspeed Inc *	24,723	3,032
Workday Inc, Cl A *	40,666	11,152
Workiva Inc, Cl A *	9,200	1,283
Xerox Holdings Corp	32,000	589
Xperi Holding Corp	22,450	402
Yext Inc *	25,100	242
Zendesk Inc *	26,123	2,667
Zix Corp *	11,213	95
Zoom Video Communications Inc, Cl A *	46,321	9,793
Zscaler Inc *	16,900	5,864
Zuora Inc, Cl A *	22,200	440

		421,477
Materials — 3.7%
AdvanSix Inc	5,900	267
Alcoa Corp	40,100	1,866
Allegheny Technologies Inc *	30,100	429
American Vanguard Corp	8,099	116
Amyris Inc *(A)	37,000	254
AptarGroup Inc	14,566	1,742
Arconic Corp *	23,600	631
Ardagh Metal Packaging SA *	13,800	129
Ashland Global Holdings Inc	11,808	1,193
Avient Corp	19,432	1,069
Axalta Coating Systems Ltd *	43,700	1,325
Balchem Corp	6,688	1,057
Berry Global Group Inc *	29,941	2,067
Cabot Corp	12,532	658
Carpenter Technology Corp	9,901	272
Century Aluminum Co *	12,297	163
Chase Corp	1,500	148
Chemours Co/The	35,300	1,048
Clearwater Paper Corp *	2,951	119
Cleveland-Cliffs Inc *(A)	96,960	1,973
Coeur Mining Inc *	53,861	302
Commercial Metals Co	25,641	792
Compass Minerals International Inc	7,340	357
Constellium, Cl A *	27,400	481
Crown Holdings Inc	27,751	2,936

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Danimer Scientific *(A)	15,800	$211
Diversey Holdings Ltd *	12,800	169
Eagle Materials Inc	8,783	1,354
Ecovyst	12,200	117
Element Solutions Inc	49,700	1,137
Ferro Corp *	17,505	370
Forterra Inc *	5,600	133
FutureFuel Corp	3,876	29
Gatos Silver *	7,500	101
GCP Applied Technologies Inc *	12,024	281
Glatfelter	8,571	141
Graphic Packaging Holding Co	60,617	1,197
Greif Inc, Cl A	5,419	329
Greif Inc, Cl B	1,300	77
Hawkins Inc	3,546	118
Haynes International Inc	2,823	113
HB Fuller Co	11,133	814
Hecla Mining Co	117,868	653
Huntsman Corp	45,224	1,433
Ingevity Corp *	8,600	618
Innospec Inc	5,213	423
Intrepid Potash *	1,960	80
Kaiser Aluminum Corp	3,754	335
Koppers Holdings Inc *	4,473	135
Kraton Corp *	7,080	326
Kronos Worldwide Inc	3,484	49
Livent Corp *	33,000	1,000
Louisiana-Pacific Corp	21,042	1,375
Marrone Bio Innovations *	12,500	9
Materion Corp	4,274	362
Minerals Technologies Inc	7,524	494
MP Materials *(A)	16,300	716
Myers Industries Inc	7,018	137
Neenah Inc	3,393	158
NewMarket Corp	1,397	463
Novagold Resources Inc *	55,300	373
O-I Glass Inc, Cl I *	33,800	374
Olin Corp	30,816	1,675
Olympic Steel Inc	1,927	39
Orion Engineered Carbons SA	14,400	253
Pactiv Evergreen Inc	8,700	108
Perpetua Resources *	5,700	29
PolyMet Mining *	6,200	19
PureCycle Technologies *	8,200	101
Quaker Chemical Corp	2,934	668
Ranpak Holdings Corp, Cl A *	6,900	273
Rayonier Advanced Materials Inc *	9,817	54
Reliance Steel & Aluminum Co	13,638	2,027
Royal Gold Inc	14,502	1,451
RPM International Inc	28,088	2,557
Ryerson Holding Corp	1,400	33
Schnitzer Steel Industries Inc, Cl A	5,456	262

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Schweitzer-Mauduit International Inc	8,138	$234
Scotts Miracle-Gro Co/The, Cl A	8,759	1,269
Sensient Technologies Corp	9,035	879
Silgan Holdings Inc	18,060	749
Sonoco Products Co	21,521	1,251
Southern Copper Corp	18,129	1,060
Steel Dynamics Inc	41,337	2,472
Stepan Co	4,625	521
Summit Materials Inc, Cl A *	25,706	959
SunCoke Energy Inc	14,846	90
Sylvamo Corp *	7,700	233
TimkenSteel Corp *	7,904	113
Tredegar Corp	5,341	59
TriMas Corp	9,876	327
Trinseo PLC	8,900	420
Tronox Holdings PLC	24,400	537
UFP Technologies Inc *	1,800	120
United States Lime & Minerals Inc	400	48
United States Steel Corp	57,400	1,298
Valhi	500	13
Valvoline Inc	38,836	1,323
Verso Corp	8,300	175
Warrior Met Coal Inc	12,600	271
Westlake Chemical Corp	7,110	661
Worthington Industries Inc	7,402	355
Zymergen *(A)	4,700	43

		62,627
Real Estate — 7.1%
Acadia Realty Trust ‡	20,139	407
Agree Realty Corp ‡	14,347	969
Alexander & Baldwin Inc ‡	16,191	357
Alexander's Inc ‡	488	125
American Assets Trust Inc ‡	10,691	368
American Campus Communities Inc ‡	30,462	1,576
American Finance Trust Inc ‡	26,000	206
American Homes 4 Rent, Cl A ‡	61,700	2,474
Americold Realty Trust ‡	57,700	1,883
Apartment Income ‡	33,500	1,700
Apartment Investment and Management Co, Cl A ‡	30,100	223
Apple Hospitality Inc ‡	44,900	674
Armada Hoffler Properties Inc ‡	13,800	193
Ashford Hospitality Trust Inc *‡	3,050	33
Braemar Hotels & Resorts Inc *‡	9,500	41
Brandywine Realty Trust ‡	37,039	476
Brixmor Property Group Inc ‡	61,900	1,408
Broadstone Net Lease Inc, Cl A ‡	31,200	780
BRT Apartments Corp ‡	2,400	45
Camden Property Trust ‡	21,338	3,525
CareTrust Inc ‡	22,653	458
CatchMark Timber Trust Inc, Cl A ‡	7,800	60
Centerspace ‡	2,603	266

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chatham Lodging Trust *‡	13,735	$164
City Office Inc ‡	11,000	184
Clipper Realty Inc ‡	3,500	31
Columbia Property Trust Inc ‡	24,600	472
Community Healthcare Trust Inc ‡	5,400	232
CorePoint Lodging Inc *‡	8,250	127
CoreSite Realty Corp ‡	9,173	1,569
Corporate Office Properties Trust ‡	24,130	619
Cousins Properties Inc ‡	31,845	1,202
CTO Realty Growth ‡	618	34
CubeSmart ‡	47,122	2,541
Cushman & Wakefield PLC *	32,400	573
CyrusOne Inc ‡	26,229	2,335
DiamondRock Hospitality Co *‡	44,907	391
DigitalBridge Group *‡	102,094	813
Diversified Healthcare Trust ‡	55,107	154
Douglas Emmett Inc ‡	34,785	1,140
Easterly Government Properties Inc, Cl A ‡	17,800	373
EastGroup Properties Inc ‡	8,485	1,728
Empire State Realty Trust Inc, Cl A ‡	30,700	279
EPR Properties ‡	15,451	713
Equity Commonwealth *‡	25,044	637
Equity LifeStyle Properties Inc ‡	37,364	3,038
Essential Properties Realty Trust Inc ‡	25,600	692
eXp World Holdings Inc	12,200	448
Farmland Partners Inc ‡	9,000	104
Fathom Holdings *	1,100	26
First Industrial Realty Trust Inc ‡	27,653	1,671
Forestar Group Inc *	2,567	51
Four Corners Property Trust Inc ‡	16,319	441
Franklin Street Properties Corp ‡	27,996	161
FRP Holdings Inc *	838	49
Gaming and Leisure Properties Inc ‡	47,631	2,149
GEO Group Inc/The ‡(A)	30,685	258
Getty Realty Corp ‡	9,189	281
Gladstone Commercial Corp ‡	8,919	198
Gladstone Land Corp ‡	6,000	171
Global Medical Inc ‡	15,000	245
Global Net Lease Inc ‡	22,333	317
Healthcare Realty Trust Inc ‡	30,255	948
Healthcare Trust of America Inc, Cl A ‡	45,550	1,547
Hersha Hospitality Trust, Cl A *‡	9,019	80
Highwoods Properties Inc ‡	21,468	927
Howard Hughes Corp/The *	8,817	723
Hudson Pacific Properties Inc ‡	30,670	747
Independence Realty Trust Inc ‡	21,301	522
Indus Realty Trust ‡	203	15
Industrial Logistics Properties Trust ‡	15,409	341
Innovative Industrial Properties Inc, Cl A ‡(A)	4,900	1,258
Invitation Homes Inc ‡	125,581	5,079
iStar Inc ‡(A)	16,418	400

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
JBG SMITH Properties ‡	26,600	$739
Jones Lang LaSalle Inc *	10,747	2,525
Kennedy-Wilson Holdings Inc	25,929	562
Kilroy Realty Corp ‡	25,743	1,661
Kite Realty Group Trust ‡	48,421	974
Lamar Advertising Co, Cl A ‡	18,997	2,076
Lexington Realty Trust, Cl B ‡	58,590	882
Life Storage Inc ‡	17,139	2,265
LTC Properties Inc ‡	9,217	293
Macerich Co/The ‡(A)	43,245	816
Mack-Cali Realty Corp ‡	18,267	305
Marcus & Millichap Inc *	5,100	219
Medical Properties Trust Inc ‡	128,462	2,735
Monmouth Real Estate Investment Corp, Cl A ‡	22,546	468
National Health Investors Inc ‡	9,364	489
National Retail Properties Inc ‡	38,843	1,713
National Storage Affiliates Trust ‡	17,100	1,050
NETSTREIT Corp ‡	6,900	147
Newmark Group Inc, Cl A	34,005	546
NexPoint Residential Trust Inc ‡	4,900	365
Office Properties Income Trust ‡	10,391	247
Omega Healthcare Investors Inc ‡	52,457	1,466
One Liberty Properties Inc ‡	2,562	83
Opendoor Technologies Inc *	99,100	1,570
Orion Office Inc *‡	11,900	211
Outfront Media Inc ‡	31,109	777
Paramount Group Inc ‡	39,000	310
Park Hotels & Resorts Inc *‡	50,459	839
Pebblebrook Hotel Trust ‡	28,025	587
Phillips Edison ‡	4,000	126
Physicians Realty Trust ‡	47,900	854
Piedmont Office Realty Trust Inc, Cl A ‡	27,066	470
Plymouth Industrial Inc ‡	8,200	244
Postal Realty Trust Inc, Cl A ‡	2,600	45
PotlatchDeltic Corp ‡	14,112	764
Preferred Apartment Communities Inc, Cl A ‡	11,600	153
PS Business Parks Inc ‡	4,328	758
Rafael Holdings Inc, Cl B *	1,600	9
Rayonier Inc ‡	29,653	1,120
RE/MAX Holdings Inc, Cl A	3,200	88
Realogy Holdings Corp *	25,102	381
Redfin Corp *	21,100	859
Retail Opportunity Investments Corp ‡	24,959	438
Retail Value Inc ‡	3,344	20
Rexford Industrial Realty Inc ‡	30,400	2,130
RLJ Lodging Trust ‡	35,054	441
RMR Group Inc/The, Cl A	4,170	136
RPT Realty ‡	16,337	208
Ryman Hospitality Properties Inc *‡	11,760	910
Sabra Health Care Inc ‡	47,520	614

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Safehold Inc ‡	3,700	$265
Saul Centers Inc ‡	2,144	106
Seritage Growth Properties *‡(A)	7,500	108
Service Properties Trust ‡	38,741	330
SITE Centers Corp ‡	36,607	551
SL Green Realty Corp ‡	15,000	1,041
Spirit Realty Capital Inc ‡	24,613	1,097
St Joe Co/The	8,100	389
STAG Industrial Inc ‡	34,356	1,497
STORE Capital Corp ‡	54,200	1,785
Summit Hotel Properties Inc *‡	21,429	192
Sun Communities Inc ‡	24,921	4,700
Sunstone Hotel Investors Inc *‡	46,038	500
Tanger Factory Outlet Centers Inc ‡(A)	23,549	467
Tejon Ranch Co *	6,376	117
Terreno Realty Corp ‡	14,663	1,117
UMH Properties Inc ‡	8,300	192
Uniti Group Inc ‡	43,060	571
Universal Health Realty Income Trust ‡	3,116	173
Urban Edge Properties ‡	24,800	427
Urstadt Biddle Properties Inc, Cl A ‡	6,156	116
VICI Properties Inc ‡(A)	128,500	3,495
Washington Real Estate Investment Trust ‡	18,113	456
Whitestone, Cl B ‡	7,077	66
WP Carey Inc ‡	40,100	3,062
Xenia Hotels & Resorts Inc *‡	25,700	403
Zillow Group Inc, Cl A *	13,291	719
Zillow Group Inc, Cl C *	36,097	1,959

		121,034
Utilities — 2.0%
ALLETE Inc	11,270	661
American States Water Co	7,874	742
Artesian Resources Corp, Cl A	2,184	93
Avangrid Inc (A)	12,950	655
Avista Corp	14,852	572
Black Hills Corp	13,102	840
Brookfield Infrastructure Corp, Cl A (A)	14,100	835
Brookfield Renewable Corp, Cl A	26,713	989
Cadiz Inc *(A)	4,300	17
California Water Service Group	11,241	708
Chesapeake Utilities Corp	3,815	486
Clearway Energy Inc, Cl A	7,000	242
Clearway Energy Inc, Cl C	18,300	683
Essential Utilities Inc	49,437	2,337
Global Water Resources Inc	2,800	48
Hawaiian Electric Industries Inc	22,058	838
IDACORP Inc	10,524	1,101
MDU Resources Group Inc	42,832	1,166
MGE Energy Inc	8,214	596
Middlesex Water Co	4,001	412
National Fuel Gas Co	18,288	1,057
New Jersey Resources Corp	20,594	757

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Northwest Natural Holding Co	6,576	$284
NorthWestern Corp	10,846	600
OGE Energy Corp	44,576	1,530
ONE Gas Inc	11,300	733
Ormat Technologies Inc (A)	9,934	750
Otter Tail Corp	9,546	624
PG&E Corp *	323,800	3,847
PNM Resources Inc	18,317	902
Portland General Electric Co	18,700	910
Pure Cycle Corp *	5,900	86
SJW Group	6,264	422
South Jersey Industries Inc	22,596	531
Southwest Gas Holdings Inc	12,441	819
Spire Inc	10,803	647
Sunnova Energy International Inc *	18,900	699
UGI Corp	46,096	1,901
Unitil Corp	3,058	127
Via Renewables Inc, Cl A	2,000	22
Vistra Corp	105,968	2,107
York Water Co/The	2,352	110

		33,486
Total Common Stock
(Cost $1,050,225) ($ Thousands)		1,679,691

	Number of Rights
RIGHTS — 0.0%
NewStar Financial Inc CVR *‡‡(C)	3,393	1
Media General Inc CVR *‡‡(C)	20,200	–
Flexion Therapeutics Inc CVR *‡‡	1,100	–
Tobira Therapeutics CVR *‡‡(C)	2,300	–
Total Rights
(Cost $—) ($ Thousands)		1

	Shares
AFFILIATED PARTNERSHIP — 5.2%
SEI Liquidity Fund, L.P.
0.020% **†(D)	88,803,781	88,822

Total Affiliated Partnership
(Cost $88,807) ($ Thousands)		88,822

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	15,148,076	$15,148

Total Cash Equivalent
(Cost $15,148) ($ Thousands)		15,148

Total Investments in Securities — 105.4%
(Cost $1,154,180) ($ Thousands)		$1,783,662

A list of the open futures contracts held by the Fund at November 30, 2021 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Russell 2000 Index E-MINI	58	Dec-2021	$6,513	$6,372	$(141)
S&P Mid Cap 400 Index E-MINI	20	Dec-2021	5,411	5,413	2
			$11,924	$11,785	$(139)

Percentages are based on Net Assets of $1,691,879 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2021 (see Note 12). The total market value of securities on loan at November 30, 2021 was $79,256 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2021, such securities amounted to $1,012 ($ Thousands), or 0.1% of the Net Assets of the Fund (see Note 2).
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2021 was $88,822 ($ Thousands).

Cl — Class
CVR — Contingent Value Rights
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
SPX — Standard & Poor's 500 Index

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments and other financial instruments carried a value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	1,679,691	–	–	1,679,691
Rights	–	–	1	1
Affiliated Partnership	–	88,822	–	88,822
Cash Equivalent	15,148	–	–	15,148
Total Investments in Securities	1,694,839	88,822	1	1,783,662

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	2	–	–	2
Unrealized Depreciation	(141)	–	–	(141)
Total Other Financial Instruments	(139)	–	–	(139)

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts are value at the unrealized appreciation/(depreciation) on the instrument.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Extended Market Index Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Investments Co	$1,682	$194	$(351)	$74	$(167)	$1,432	24,019	$10	$—
SEI Liquidity Fund, L.P.	90,850	180,149	(182,173)	1	(5)	88,822	88,803,781	253	—
SEI Daily Income Trust, Government Fund, Cl F	7,519	156,915	(149,286)	—	—	15,148	15,148,076	1	—
Totals	$100,051	$337,258	$(331,810)	$75	$(172)	$105,402		$264	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Small Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.0%

Communication Services — 1.7%
Advantage Solutions Inc *	18,205	$132
AMC Networks Inc, Cl A *	9,100	351
Anterix Inc *	3,409	205
ATN International Inc	700	27
Boston Omaha Corp, Cl A *	2,263	65
Cable One Inc	119	211
Cars.com Inc *	11,940	199
Cogent Communications Holdings Inc	2,250	169
DHI Group Inc *	37,500	193
Entercom Communications Corp, Cl A *	54,900	136
Gannett Co Inc *	41,600	212
Genius Sports Ltd *(A)	21,485	204
Gray Television Inc	16,600	342
Hemisphere Media Group Inc, Cl A *	7,089	54
Liberty Latin America Ltd, Cl A *	13,187	150
Madison Square Garden Entertainment Corp *	773	51
MediaAlpha Inc, Cl A *	4,640	71
Nexstar Media Group Inc, Cl A	3,600	538
Ooma Inc *	11,768	221
QuinStreet Inc *	13,888	213
Shenandoah Telecommunications Co	500	13
TechTarget Inc *	1,550	150
Telephone and Data Systems Inc	12,000	212
Ziff Davis Inc *	4,040	460

		4,579
Consumer Discretionary — 13.8%
1-800-Flowers.com Inc, Cl A *	4,494	134
Aaron's Co Inc/The	7,900	175
Academy Sports & Outdoors Inc *	10,394	464
American Axle & Manufacturing Holdings Inc *	41,900	371
American Eagle Outfitters Inc (A)	39,570	1,024
American Outdoor Brands Inc *	8,615	203
American Public Education Inc *	15,428	291
Arko Corp *	10,210	96
AutoNation Inc *	1,971	244
Bally's Corp *	14,300	548
Beazer Homes USA Inc *	19,234	378
Big Lots Inc	7,300	317
Biglari Holdings Inc, Cl B *	987	140
Bluegreen Vacations Holding Corp, Cl A *	6,375	190
Boot Barn Holdings Inc *	17,869	2,186
Buckle Inc/The	6,012	283
Caleres Inc	2,820	67
CarParts.com Inc *	1,538	19
Carriage Services Inc, Cl A	13,157	681
Cato Corp/The, Cl A	12,370	203
Cavco Industries Inc *	1,060	315
Century Casinos Inc *	9,910	129

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Choice Hotels International Inc	1,941	$279
Chuy's Holdings Inc *	5,813	167
Citi Trends Inc *	1,190	101
Conn's Inc *	18,079	396
Container Store Group Inc/The *	23,120	269
Crocs Inc *	1,743	286
Dana Inc	19,000	408
Del Taco Restaurants Inc	9,859	76
Dick's Sporting Goods Inc	6,845	805
Dillard's Inc, Cl A	180	49
Dorman Products Inc *	1,160	129
El Pollo Loco Holdings Inc *	23,785	300
Ethan Allen Interiors Inc	32,180	724
Everi Holdings Inc *	7,924	164
Fiesta Restaurant Group Inc *	6,502	61
Five Below Inc *	30	6
Genesco Inc *	6,190	391
Gentex Corp	5,600	193
Gentherm Inc *	1,400	118
G-III Apparel Group Ltd *	14,700	436
Goodyear Tire & Rubber Co/The *	21,212	427
Green Brick Partners Inc *	3,066	76
Group 1 Automotive Inc	3,300	643
H&R Block Inc	11,100	263
Hamilton Beach Brands Holding Co, Cl A	7,308	110
Haverty Furniture Cos Inc	29,009	868
Helen of Troy Ltd *	850	204
Hibbett Inc	8,945	697
Hooker Furnishings Corp	10,420	247
Houghton Mifflin Harcourt Co *	16,450	256
Johnson Outdoors Inc, Cl A	1,909	199
La-Z-Boy Inc, Cl Z	9,000	300
Lazydays Holdings Inc *	12,510	253
Lifetime Brands Inc	5,941	96
Liquidity Services Inc *	5,700	129
Lovesac Co/The *	3,369	213
Lumber Liquidators Holdings Inc *	11,773	181
M/I Homes Inc *	8,600	481
Macy's Inc	11,600	330
Marine Products Corp	4,699	56
MarineMax Inc *	3,350	178
MasterCraft Boat Holdings Inc *	11,600	317
MDC Holdings Inc	10,600	507
Meritage Homes Corp *	3,900	440
Modine Manufacturing Co *	44,500	461
Monarch Casino & Resort Inc *	5,330	359
Motorcar Parts of America Inc *	3,930	63
Movado Group Inc	11,413	512
Murphy USA Inc	2,582	448
Noodles & Co, Cl A *	8,526	88
Nordstrom Inc *	7,800	165
ODP Corp/The *	7,100	268

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ONE Group Hospitality Inc/The *	6,014	$79
OneWater Marine Inc, Cl A *	6,890	353
Perdoceo Education Corp *	22,359	220
PetMed Express Inc	1,200	33
Planet Fitness Inc, Cl A *	3,120	255
Pool Corp	352	195
Qurate Retail Inc *	23,700	190
Rent-A-Center Inc/TX, Cl A	3,800	168
Revolve Group Inc, Cl A *	3,552	271
Sally Beauty Holdings Inc *	20,200	396
SeaWorld Entertainment Inc *	4,297	253
Service Corp International/US	3,600	238
Shoe Carnival Inc	14,676	574
Shutterstock Inc	2,889	329
Signet Jewelers Ltd	8,405	816
Skyline Champion Corp *	5,032	394
Sonic Automotive Inc, Cl A (A)	5,600	251
Sportsman's Warehouse Holdings Inc *	10,728	183
Standard Motor Products Inc	1,950	98
Steven Madden Ltd	6,417	304
Superior Group of Cos Inc	4,361	97
Tenneco Inc, Cl A *	13,680	144
Tilly's Inc, Cl A *	31,325	470
TopBuild Corp *	2,190	591
Tri Pointe Homes Inc *	24,200	604
Tupperware Brands Corp *	9,000	141
Unifi Inc *	20,744	423
Vista Outdoor Inc *	6,370	278
Williams-Sonoma Inc	400	78
Wingstop Inc	8,735	1,403
Winmark Corp	1,951	492
Winnebago Industries Inc	3,300	238
Wyndham Hotels & Resorts Inc	22,755	1,809
YETI Holdings Inc *	2,138	197
Zumiez Inc *	4,478	205

		36,421
Consumer Staples — 4.6%
Albertsons Cos Inc, Cl A	6,400	225
Beauty Health Co/The *(A)	47,119	1,223
BellRing Brands Inc, Cl A *	2,400	52
BJ's Wholesale Club Holdings Inc *	10,198	675
Bunge Ltd	4,510	390
Cal-Maine Foods Inc	2,500	90
Casey's General Stores Inc	1,130	220
Celsius Holdings Inc *	2,629	180
Central Garden & Pet Co *	6,680	322
Central Garden & Pet Co, Cl A *	2,850	124
Coca-Cola Consolidated Inc	270	154
Edgewell Personal Care Co	9,100	386
elf Beauty Inc *	8,856	267
Energizer Holdings Inc	11,100	413
Flowers Foods Inc	8,400	217

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fresh Del Monte Produce Inc	1,700	$42
Freshpet Inc *	2,385	258
Hain Celestial Group Inc/The *	3,200	126
Ingles Markets Inc, Cl A	13,190	1,013
Ingredion Inc	9,110	848
Inter Parfums Inc	700	61
J & J Snack Foods Corp	840	115
John B Sanfilippo & Son Inc	910	75
Lancaster Colony Corp	820	120
MGP Ingredients Inc	1,240	97
Natural Grocers by Vitamin Cottage Inc	12,166	156
Nu Skin Enterprises Inc, Cl A	6,859	301
Post Holdings Inc *	630	61
PriceSmart Inc	1,480	106
Primo Water Corp	5,300	88
Sanderson Farms Inc	790	148
Seaboard Corp	14	54
Seneca Foods Corp, Cl A *	8,000	342
Simply Good Foods Co/The *	7,006	259
SpartanNash Co	23,300	558
Sprouts Farmers Market Inc *	23,600	624
Tootsie Roll Industries Inc	7,574	238
Turning Point Brands Inc	3,576	136
Universal Corp/VA	8,150	380
USANA Health Sciences Inc *	780	78
Vector Group Ltd	3,100	48
Veru Inc *	11,370	85
Village Super Market Inc, Cl A	16,744	356
WD-40 Co	540	121
Weis Markets Inc	5,722	360

		12,192
Energy — 2.9%
Aspen Aerogels Inc *	5,494	314
Berry Corp	12,050	98
California Resources Corp	5,646	221
Civitas Resources Inc	11,518	589
Comstock Resources Inc *	56,960	461
Denbury Inc *	2,330	186
DHT Holdings Inc	54,900	305
Dorian LPG Ltd *	4,630	57
Energy Fuels Inc/Canada *(A)	24,719	215
Green Plains Inc *	5,204	201
International Seaways Inc	2,700	39
Magnolia Oil & Gas Corp, Cl A	12,794	243
Matador Resources Co	6,828	268
National Energy Services Reunited Corp *	24,501	243
Northern Oil and Gas Inc	20,481	417
Ovintiv Inc	7,531	262
PDC Energy Inc	20,770	1,047
Range Resources Corp *	10,455	204
Scorpio Tankers Inc	6,070	84
SFL Corp Ltd	35,160	293

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SM Energy Co	6,621	$192
Solaris Oilfield Infrastructure Inc, Cl A	6,620	45
Southwestern Energy Co *	61,300	275
Teekay Tankers Ltd, Cl A *	1,800	20
VAALCO Energy Inc	68,300	209
W&T Offshore Inc *	168,490	580
World Fuel Services Corp	20,000	500

		7,568
Financials — 19.4%
1st Source Corp	900	42
AFC Gamma Inc	4,870	105
Alerus Financial Corp	800	24
Alleghany Corp *	338	219
Amalgamated Financial Corp	7,496	127
Amerant Bancorp Inc, Cl A *	2,940	83
American Equity Investment Life Holding Co	9,300	313
American National Group Inc	2,700	511
AMERISAFE Inc	1,450	77
Apollo Commercial Real Estate Finance Inc	18,100	245
Apollo Investment Corp	21,366	281
Arbor Realty Trust Inc ‡(A)	22,000	386
ARMOUR Residential REIT Inc ‡	20,530	201
Arrow Financial Corp	2,541	88
AssetMark Financial Holdings Inc *	12,484	317
Associated Banc-Corp	30,700	672
Assurant Inc	1,460	222
Atlantic Capital Bancshares Inc *	5,815	162
Atlanticus Holdings Corp *	1,130	67
Axis Capital Holdings Ltd	2,900	144
Axos Financial Inc *	4,615	261
B Riley Financial Inc	2,325	180
Banco Latinoamericano de Comercio Exterior SA, Cl E	4,480	73
Bank First Corp	300	21
Bank of Marin Bancorp	4,050	140
BlackRock Capital Investment Corp	30,040	126
Bridgewater Bancshares Inc *	5,783	99
Brown & Brown Inc	4,500	290
BRP Group Inc, Cl A *	5,561	206
Business First Bancshares Inc	1,200	33
Byline Bancorp Inc	4,800	125
Cambridge Bancorp	410	36
Camden National Corp	11,498	527
Capital Bancorp Inc	3,860	103
Capital City Bank Group Inc	1,400	37
Carter Bankshares Inc *	7,641	111
Cathay General Bancorp	9,200	386
Cboe Global Markets Inc	1,970	254
Central Pacific Financial Corp	7,630	204
City Holding Co	350	27
CNB Financial Corp/PA	1,000	26
CNO Financial Group Inc	43,200	979

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cohen & Steers Inc	140	$13
Columbia Financial Inc *	4,400	80
Community Trust Bancorp Inc	7,300	307
Crawford & Co, Cl A	13,290	97
CrossFirst Bankshares Inc *	4,970	70
Curo Group Holdings Corp	4,209	70
Customers Bancorp Inc *	17,334	999
Diamond Hill Investment Group Inc	260	50
Dime Community Bancshares Inc	3,434	118
dMY Technology Group Inc IV, Cl A *	21,455	215
Donnelley Financial Solutions Inc *	5,966	279
Dynex Capital Inc	26,070	436
Employers Holdings Inc	750	29
Enova International Inc *	3,250	124
Equity Bancshares Inc, Cl A	3,310	108
Erie Indemnity Co, Cl A	910	169
Evercore Inc, Cl A	210	29
Everest Re Group Ltd	900	231
EZCORP Inc, Cl A *	24,940	185
FactSet Research Systems Inc	670	314
Farmers National Banc Corp	10,610	187
Federal Agricultural Mortgage Corp, Cl C	5,900	718
Federated Hermes Inc, Cl B	14,200	479
Financial Institutions Inc	13,961	430
First American Financial Corp	3,100	230
First Bancshares Inc/The	2,497	97
First Busey Corp	12,600	324
First Business Financial Services Inc	9,400	269
First Commonwealth Financial Corp	20,100	302
First Community Bankshares Inc	6,390	209
First Financial Bankshares Inc	31,410	1,568
First Financial Corp/IN	2,970	129
First Horizon Corp	21,000	339
First Internet Bancorp	4,429	192
First of Long Island Corp/The	6,235	131
Flagstar Bancorp Inc	11,300	526
Flushing Financial Corp	24,651	582
FNB Corp/PA	40,900	477
FS KKR Capital Corp	14,600	305
Fulton Financial Corp	25,500	403
Great Southern Bancorp Inc	1,050	58
Great Western Bancorp Inc	6,600	221
Greenhill & Co Inc	9,610	164
Greenlight Capital Re Ltd, Cl A *	10,820	73
Hamilton Lane Inc, Cl A	14,120	1,493
Hancock Whitney Corp	8,000	382
Hanmi Financial Corp	27,313	614
Hanover Insurance Group Inc/The	3,810	464
HarborOne Bancorp Inc	37,009	514
HBT Financial Inc	7,720	139
HCI Group Inc	1,810	200
Heartland Financial USA Inc	1,750	83

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Heritage Commerce Corp	7,602	$83
Heritage Insurance Holdings Inc	25,379	169
Hilltop Holdings Inc	17,000	579
Hingham Institution For Savings The	90	35
HomeStreet Inc	10,600	523
HomeTrust Bancshares Inc	5,930	178
Hope Bancorp Inc	26,100	375
Houlihan Lokey Inc, Cl A	5,138	557
Independent Bank Corp/MI	32,680	737
Invesco Mortgage Capital Inc (A)	76,500	229
Investors Bancorp Inc	31,100	463
Investors Title Co	90	19
Jefferies Financial Group Inc	6,701	252
Kinsale Capital Group Inc	780	162
KKR Real Estate Finance Trust Inc	3,362	69
Lakeland Bancorp Inc	32,130	575
LendingClub Corp *	5,790	189
Live Oak Bancshares Inc	3,215	286
Macatawa Bank Corp	9,830	83
MBIA Inc *	2,900	34
Mercantile Bank Corp	12,910	434
Merchants Bancorp/IN	4,260	194
Mercury General Corp	1,900	97
Metrocity Bankshares Inc	2,429	65
Metropolitan Bank Holding Corp *	5,302	503
Midland States Bancorp Inc	13,400	319
Moelis & Co, Cl A	3,832	235
Morningstar Inc	770	239
MVB Financial Corp	600	25
National Western Life Group Inc, Cl A	300	61
New Mountain Finance Corp	22,600	305
New Residential Investment Corp ‡	31,400	334
New York Mortgage Trust Inc ‡	57,400	214
Nicolet Bankshares Inc *	7,351	524
Northrim BanCorp Inc	1,482	60
Oaktree Specialty Lending Corp	39,300	289
OceanFirst Financial Corp	2,900	60
OFG Bancorp	22,500	542
Old National Bancorp/IN	14,400	254
Oportun Financial Corp *	3,963	85
Oppenheimer Holdings Inc, Cl A	9,728	477
Origin Bancorp Inc	1,190	50
Palomar Holdings Inc, Cl A *	960	70
PCSB Financial Corp	8,353	152
Peapack-Gladstone Financial Corp	5,003	165
PennantPark Investment Corp	55,400	378
PennyMac Mortgage Investment Trust ‡	16,000	278
Peoples Bancorp Inc/OH	11,110	343
Piper Sandler Cos	850	141
PJT Partners Inc	1,750	133
Popular Inc	9,300	724

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Power & Digital Infrastructure Acquisition Corp, Cl A *(A)	16,664	$213
Primis Financial Corp	14,600	223
Prospect Capital Corp	19,800	169
Provident Bancorp Inc	5,433	98
Pzena Investment Management Inc, Cl A	22,201	208
QCR Holdings Inc	3,513	189
RBB Bancorp	7,490	183
Redwood Trust Inc ‡	28,900	370
Regional Management Corp	17,982	1,017
RenaissanceRe Holdings Ltd	1,410	217
Republic Bancorp Inc/KY, Cl A	500	26
RLI Corp	1,580	162
Safety Insurance Group Inc	720	56
Selective Insurance Group Inc	2,280	172
ServisFirst Bancshares Inc	3,703	298
Sierra Bancorp	800	20
Silvergate Capital Corp, Cl A *	3,487	713
Simmons First National Corp, Cl A	9,500	277
Sixth Street Specialty Lending Inc (A)	14,100	336
SmartFinancial Inc	800	21
Southern First Bancshares Inc *	450	26
Southern Missouri Bancorp Inc	500	27
Spirit of Texas Bancshares Inc	11,700	325
StepStone Group Inc, Cl A	5,610	232
Stewart Information Services Corp	1,900	135
Stifel Financial Corp	20,010	1,421
StoneX Group Inc *	850	48
Synovus Financial Corp	9,400	426
Trean Insurance Group Inc *	13,613	114
TriCo Bancshares	2,200	93
TriState Capital Holdings Inc *	5,180	155
Triumph Bancorp Inc *	2,314	295
TrustCo Bank Corp NY	1,100	36
UMB Financial Corp	720	72
Umpqua Holdings Corp	22,700	433
United Community Banks Inc/GA	52,745	1,808
United Fire Group Inc	1,300	27
Universal Insurance Holdings Inc	48,178	726
Univest Financial Corp	9,960	275
Virtus Investment Partners Inc	200	59
W R Berkley Corp	3,080	236
Walker & Dunlop Inc	2,183	307
Waterstone Financial Inc	27,309	567
White Mountains Insurance Group Ltd	128	128
WisdomTree Investments Inc	10,090	62
World Acceptance Corp *	280	58

		51,161
Health Care — 13.3%
Acadia Healthcare Co Inc *	10,278	577
Affimed NV *	25,782	176
Albireo Pharma Inc *	4,490	108

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AMN Healthcare Services Inc *	14,405	$1,642
Amneal Pharmaceuticals Inc *	13,770	58
Amphastar Pharmaceuticals Inc *	4,000	78
AnaptysBio Inc *	18,060	584
Anika Therapeutics Inc *	5,134	201
Apyx Medical Corp *	5,719	77
Arcus Biosciences Inc *	5,983	262
Arcutis Biotherapeutics Inc *	4,670	77
Arvinas Inc *	2,397	181
Atrion Corp	50	36
Aveanna Healthcare Holdings Inc *	10,781	69
Avid Bioservices Inc *	5,742	175
Avidity Biosciences Inc *	10,977	245
Axogen Inc *	312	3
BioDelivery Sciences International Inc *	149,120	415
Biohaven Pharmaceutical Holding Co Ltd *	1,997	224
Bio-Techne Corp	540	255
Black Diamond Therapeutics Inc *	10,985	66
Blueprint Medicines Corp *	1,360	131
Bruker Corp	2,560	207
C4 Therapeutics Inc *	1,700	63
Catalent Inc *	2,360	304
Catalyst Pharmaceuticals Inc *	55,590	389
Cerevel Therapeutics Holdings Inc *	7,065	220
Charles River Laboratories International Inc *	362	132
Chemed Corp	474	221
Computer Programs and Systems Inc *	6,050	178
Corcept Therapeutics Inc *	3,400	71
CorVel Corp *	670	126
Cross Country Healthcare Inc *	14,719	385
CryoPort Inc *	8,940	594
Curis Inc *	18,260	89
Cutera Inc *	1,855	65
Cytokinetics Inc *	8,246	324
CytomX Therapeutics Inc *	11,966	79
Eagle Pharmaceuticals Inc/DE *	8,431	402
Enanta Pharmaceuticals Inc *	4,070	359
Encompass Health Corp	2,600	150
Endo International PLC *	104,900	587
Ensign Group Inc/The	7,315	558
Forma Therapeutics Holdings Inc *	3,370	49
Generation Bio Co *	4,021	69
Globus Medical Inc, Cl A *	2,700	169
Halozyme Therapeutics Inc *	16,200	533
Harpoon Therapeutics Inc *	9,957	61
HealthStream Inc *	9,710	225
Henry Schein Inc *	3,030	215
Heska Corp *	2,000	322
Hookipa Pharma Inc *	2,119	7
ICU Medical Inc *	740	167
Innoviva Inc *	67,837	1,134

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Inspire Medical Systems Inc *	3,731	$833
Intercept Pharmaceuticals Inc *(A)	3,432	59
Invacare Corp *	16,560	45
iRadimed Corp *	2,919	131
Ironwood Pharmaceuticals Inc, Cl A *	60,300	669
IVERIC bio Inc *	14,837	217
Jazz Pharmaceuticals PLC *	950	114
KalVista Pharmaceuticals Inc *	415	6
Kiniksa Pharmaceuticals Ltd, Cl A *	7,573	88
Krystal Biotech Inc *	2,812	227
Lannett Co Inc *	15,700	25
LeMaitre Vascular Inc	2,975	139
Lexicon Pharmaceuticals Inc *	17,220	79
Masimo Corp *	880	245
MaxCyte Inc *	6,980	70
Medpace Holdings Inc *	650	135
MeiraGTx Holdings plc *	5,300	94
Meridian Bioscience Inc *	9,159	182
Merit Medical Systems Inc *	1,600	101
Mesa Laboratories Inc	921	284
Mirum Pharmaceuticals Inc *	4,016	57
ModivCare Inc *	690	95
Molina Healthcare Inc *	950	271
Morphic Holding Inc *	1,100	52
Mustang Bio Inc *	27,641	56
Natera Inc *	4,980	455
National HealthCare Corp	1,100	71
Natus Medical Inc *	3,900	88
Neogen Corp *	4,300	173
Neoleukin Therapeutics Inc *	9,966	53
NextGen Healthcare Inc *	5,200	81
Omnicell Inc *	14,655	2,594
OptimizeRx Corp *	2,681	174
Option Care Health Inc *	9,942	252
OraSure Technologies Inc *	6,310	59
Organogenesis Holdings Inc, Cl A *	7,810	79
ORIC Pharmaceuticals Inc *	4,170	58
Orthofix Medical Inc *	2,000	61
OrthoPediatrics Corp *	600	33
Outset Medical Inc *	1,861	88
Patterson Cos Inc	7,500	236
PerkinElmer Inc	1,090	199
Perrigo Co PLC	1,600	59
Phibro Animal Health Corp, Cl A	2,500	49
PMV Pharmaceuticals Inc *	2,570	56
Precigen Inc *(A)	100,540	396
Precision BioSciences Inc *	6,254	57
Premier Inc, Cl A	4,500	167
Prestige Consumer Healthcare Inc *	16,250	909
Progyny Inc *	24,375	1,238
Prometheus Biosciences Inc *	6,190	184
Prothena Corp PLC *	2,390	120

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pulmonx Corp *	3,200	$103
Puma Biotechnology Inc *	16,684	52
QIAGEN NV *	2,750	152
Radius Health Inc *	8,300	137
RAPT Therapeutics Inc *	2,114	69
Relmada Therapeutics Inc *	1,300	23
Repligen Corp *	7,140	2,046
Rigel Pharmaceuticals Inc *	51,325	137
Scholar Rock Holding Corp *	2,635	70
Select Medical Holdings Corp	10,400	279
Selecta Biosciences Inc *	38,610	116
Seres Therapeutics Inc *	9,892	106
Sharps Compliance Corp *	8,778	65
Shockwave Medical Inc *	1,439	259
SIGA Technologies Inc *	36,720	300
Spectrum Pharmaceuticals Inc *	36,580	58
Stoke Therapeutics Inc *	2,376	59
Supernus Pharmaceuticals Inc *	1,900	57
Surface Oncology Inc *	19,670	114
Surmodics Inc *	3,256	143
Sutro Biopharma Inc *	9,398	161
Syndax Pharmaceuticals Inc *	4,584	73
Syros Pharmaceuticals Inc *	29,657	117
Tandem Diabetes Care Inc *	2,177	280
Tenet Healthcare Corp *	5,200	379
Triple-S Management Corp, Cl B *	13,531	481
United Therapeutics Corp *	8,472	1,605
Utah Medical Products Inc *	1,110	124
Vanda Pharmaceuticals Inc *	41,620	674
Vapotherm Inc *	1,300	29
Viemed Healthcare Inc *	36,886	186
Vocera Communications Inc *	1,750	102
Xencor Inc *	800	29

		34,942
Industrials — 16.3%
ABM Industries Inc	3,700	166
ACCO Brands Corp	49,600	410
Acuity Brands Inc	1,276	257
Air Lease Corp, Cl A	5,800	235
Alaska Air Group Inc *	3,400	165
Allegiant Travel Co, Cl A *	3,695	640
Allied Motion Technologies Inc	1,930	76
Ameresco Inc, Cl A *	3,466	313
American Woodmark Corp *	3,200	197
Apogee Enterprises Inc	9,900	409
Applied Industrial Technologies Inc	840	80
ArcBest Corp	7,300	752
Argan Inc	7,132	280
ASGN Inc *	2,817	343
Atkore Inc *	10,707	1,140
Atlas Air Worldwide Holdings Inc *	11,405	999
AZZ Inc	1,300	67

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Barrett Business Services Inc	450	$32
Bloom Energy Corp, Cl A *	9,198	253
CACI International Inc, Cl A *	800	208
Casella Waste Systems Inc, Cl A *	2,350	199
CBIZ Inc *	3,900	140
Clean Harbors Inc *	2,050	208
Concrete Pumping Holdings Inc *	6,320	52
CoreCivic Inc *‡	22,000	237
Cornerstone Building Brands Inc *	15,532	244
Costamare Inc	36,433	437
Covenant Logistics Group Inc, Cl A *	13,683	343
CRA International Inc	5,462	503
Crane Co	3,900	376
Curtiss-Wright Corp	2,100	264
Daseke Inc *	48,351	467
Deluxe Corp	7,700	261
Ducommun Inc *	4,495	191
DXP Enterprises Inc/TX *	8,592	237
EMCOR Group Inc	3,700	442
Encore Wire Corp	1,749	246
Ennis Inc	21,574	410
Evoqua Water Technologies Corp *	7,103	319
Exponent Inc	19,190	2,236
Federal Signal Corp	10,220	434
First Advantage Corp *	12,630	219
Forrester Research Inc *	5,551	313
Forward Air Corp	4,396	434
Franklin Covey Co *	11,449	504
FTI Consulting Inc *	1,490	218
Genco Shipping & Trading Ltd	9,031	139
Generac Holdings Inc *	3,074	1,295
Global Industrial Co	10,212	409
GMS Inc *	8,000	447
Gorman-Rupp Co/The	200	9
Hawaiian Holdings Inc *	10,800	197
Heartland Express Inc	4,500	75
Heidrick & Struggles International Inc	5,678	245
Helios Technologies Inc	20,487	2,055
Herc Holdings Inc	12,307	2,098
Heritage-Crystal Clean Inc *	8,420	270
Hub Group Inc, Cl A *	2,050	159
Hubbell Inc, Cl B	1,000	196
ICF International Inc	1,190	115
INNOVATE Corp *	23,160	88
Insteel Industries Inc	3,505	148
Interface Inc, Cl A	23,600	337
John Bean Technologies Corp	4,870	768
Kadant Inc	520	122
Kelly Services Inc, Cl A	18,800	317
Kforce Inc	4,550	349
Knight-Swift Transportation Holdings Inc, Cl A	4,921	282

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Korn Ferry	3,035	$221
Landstar System Inc	1,380	233
Manitowoc Co Inc/The *	4,460	85
ManTech International Corp/VA, Cl A	1,770	120
Marten Transport Ltd	4,900	79
Matson Inc	4,930	402
Matthews International Corp, Cl A	6,500	225
Meritor Inc *	18,500	468
Miller Industries Inc/TN	3,657	120
Montrose Environmental Group Inc *	2,090	153
MRC Global Inc *	23,365	161
MSA Safety Inc	1,380	198
MYR Group Inc *	3,800	421
Northwest Pipe Co *	4,150	119
Park Aerospace Corp	18,292	236
Park-Ohio Holdings Corp	7,900	167
Primoris Services Corp	18,400	413
Quad/Graphics Inc, Cl A *	21,039	85
Quanex Building Products Corp	20,471	437
Radiant Logistics Inc *	26,774	202
Resources Connection Inc	14,723	253
RR Donnelley & Sons Co *	9,880	104
Rush Enterprises Inc, Cl A	3,050	155
Safe Bulkers Inc *	16,140	58
Saia Inc *	830	275
Schneider National Inc, Cl B	4,000	98
Science Applications International Corp	2,200	185
Shyft Group Inc/The	4,871	237
SkyWest Inc *	5,000	196
SP Plus Corp *	2,554	69
Standex International Corp	900	93
Stericycle Inc *	3,050	172
Sterling Construction Co Inc *	5,880	152
Sun Country Airlines Holdings Inc *	2,480	68
Tennant Co	960	75
Tetra Tech Inc	4,154	767
Textainer Group Holdings Ltd	7,590	248
Titan International Inc *	12,830	88
Titan Machinery Inc *	5,923	197
Toro Co/The	2,050	206
Transcat Inc *	700	62
Trex Co Inc *	5,361	712
TriNet Group Inc *	4,669	468
Triton International Ltd	13,200	739
TrueBlue Inc *	1,600	42
UniFirst Corp/MA	610	117
Universal Logistics Holdings Inc	18,300	340
US Xpress Enterprises Inc, Cl A *	7,502	59
Vectrus Inc *	5,072	212
Veritiv Corp *	3,606	454
Vicor Corp *	2,341	336
Wabash National Corp	13,700	229

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Watts Water Technologies Inc, Cl A	1,615	$305
Werner Enterprises Inc	12,050	544
WESCO International Inc *	2,580	320
Willdan Group Inc *	1,765	71
WillScot Mobile Mini Holdings Corp, Cl A *	65,534	2,496
Zurn Water Solutions Corp	5,327	187

		43,010
Information Technology — 16.6%
A10 Networks Inc	51,753	798
ACI Worldwide Inc *	5,100	149
Agilysys Inc *	1,950	85
Alkami Technology Inc *	6,510	187
Alpha & Omega Semiconductor Ltd *	6,539	321
Altair Engineering Inc, Cl A *	3,066	228
Ambarella Inc *	2,227	400
Amdocs Ltd	3,200	223
American Software Inc/GA, Cl A	1,900	43
Amkor Technology Inc	34,900	752
Arrow Electronics Inc *	1,940	236
Asana Inc, Cl A *	2,289	238
Aspen Technology Inc *	1,660	241
Avalara Inc *	2,975	416
Avaya Holdings Corp *	14,400	280
Avnet Inc	9,600	348
AXT Inc *	12,803	105
Azenta Inc	15,380	1,739
Bel Fuse Inc, Cl B	10,088	121
Bentley Systems Inc, Cl B	3,150	151
Blackbaud Inc *	2,050	155
Brightcove Inc *	6,682	64
Calix Inc *	4,430	297
Casa Systems Inc *	19,907	99
Cass Information Systems Inc	3,730	150
CDK Global Inc	4,400	170
ChannelAdvisor Corp *	8,946	224
Cirrus Logic Inc *	2,380	191
Clearfield Inc *	9,709	629
CommVault Systems Inc *	2,300	145
Consensus Cloud Solutions Inc *	800	50
CSG Systems International Inc	9,600	506
CTS Corp	1,800	63
Digi International Inc *	5,173	111
DigitalOcean Holdings Inc *	2,613	263
Diodes Inc *	6,480	689
Dolby Laboratories Inc, Cl A	260	22
DSP Group Inc *	17,161	377
eGain Corp *	11,884	125
EMCORE Corp *	8,828	65
Entegris Inc	200	29
ePlus Inc *	810	85
ExlService Holdings Inc *	4,215	547
F5 Inc *	1,180	269

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fair Isaac Corp *	666	$235
Genpact Ltd	4,950	239
Globant SA *	940	249
Grid Dynamics Holdings Inc *	49,405	1,938
Hackett Group Inc/The	27,845	570
Harmonic Inc *	20,140	216
I3 Verticals Inc, Cl A *	3,146	59
Ichor Holdings Ltd *	4,777	229
Impinj Inc *	3,196	240
Insight Enterprises Inc *	2,500	247
Intelligent Systems Corp *	600	24
International Money Express Inc *	31,764	480
Jack Henry & Associates Inc	1,620	246
Kimball Electronics Inc *	14,756	313
Lattice Semiconductor Corp *	5,605	426
Littelfuse Inc	5,452	1,627
Manhattan Associates Inc *	2,872	448
Matterport Inc *(A)	8,411	272
Maximus Inc	2,600	196
MaxLinear Inc, Cl A *	3,992	269
Methode Electronics Inc	8,200	365
Mimecast Ltd *	4,824	391
Mitek Systems Inc *	10,694	183
Model N Inc *	2,900	81
MoneyGram International Inc *	18,607	110
Monolithic Power Systems Inc	620	343
Napco Security Technologies Inc *	5,651	263
NETGEAR Inc *	11,500	307
NetScout Systems Inc *	1,000	30
New Relic Inc *	2,383	264
nLight Inc *	2,990	74
Nova Ltd *	14,745	1,895
Novanta Inc *	11,658	1,882
NVE Corp	4,283	288
Onto Innovation Inc *	2,503	236
OSI Systems Inc *	950	86
PAR Technology Corp *(A)	9,145	479
Paylocity Holding Corp *	1,000	252
PC Connection Inc	1,700	75
PDF Solutions Inc *	8,817	264
Pegasystems Inc	500	57
Perficient Inc *	2,186	300
Photronics Inc *	37,445	495
Plexus Corp *	1,120	94
Power Integrations Inc	2,310	231
Progress Software Corp	7,080	343
Pure Storage Inc, Cl A *	9,163	284
Qualys Inc *	1,420	185
Rambus Inc *	10,835	291
Rapid7 Inc *	3,054	379
Ribbon Communications Inc *	11,485	63
Rimini Street Inc *	36,282	240

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sanmina Corp *	11,500	$420
Sapiens International Corp NV	1,800	64
ScanSource Inc *	11,000	344
SecureWorks Corp, Cl A *	4,425	79
Silicon Laboratories Inc *	1,589	312
SiTime Corp *	1,411	421
SMART Global Holdings Inc *	11,677	666
Sprout Social Inc, Cl A *	11,210	1,252
SPS Commerce Inc *	12,618	1,779
StarTek Inc *	22,698	91
Super Micro Computer Inc *	6,463	268
Synaptics Inc *	1,700	480
TaskUS Inc, Cl A *(A)	20,395	909
TTEC Holdings Inc	1,260	106
TTM Technologies Inc *	18,900	260
Tucows Inc, Cl A *	700	57
Turtle Beach Corp *	9,240	248
Ultra Clean Holdings Inc *	4,800	263
Upland Software Inc *	1,650	32
Varonis Systems Inc, Cl B *	22,285	1,155
Veeco Instruments Inc *	6,797	181
Verint Systems Inc *	3,100	148
Viavi Solutions Inc *	60,080	890
Vishay Intertechnology Inc	23,300	475
Vishay Precision Group Inc *	24,165	830
Workiva Inc, Cl A *	1,769	247

		43,716
Materials — 4.7%
AdvanSix Inc	13,000	589
American Vanguard Corp	4,730	68
Ashland Global Holdings Inc	2,713	274
Avery Dennison Corp	1,280	263
Balchem Corp	3,748	592
Cabot Corp	6,600	346
Chase Corp	600	59
Commercial Metals Co	19,700	609
Forterra Inc *	18,698	445
Greif Inc, Cl A	14,900	904
Hawkins Inc	4,520	150
Koppers Holdings Inc *	16,927	511
Kronos Worldwide Inc	5,350	75
Livent Corp *	12,145	368
Myers Industries Inc	11,700	228
NewMarket Corp	270	89
Novagold Resources Inc *	17,500	118
O-I Glass Inc, Cl I *	19,200	213
Olin Corp	4,147	225
Packaging Corp of America	580	76
Ranpak Holdings Corp, Cl A *	42,171	1,671
Resolute Forest Products Inc *	48,200	545
Royal Gold Inc	2,120	212
Ryerson Holding Corp	7,947	186

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Schnitzer Steel Industries Inc, Cl A	6,100	$293
Schweitzer-Mauduit International Inc	8,200	235
Sealed Air Corp	4,522	281
Silgan Holdings Inc	9,900	411
Sonoco Products Co	2,800	163
Stepan Co	900	101
Summit Materials Inc, Cl A *	35,561	1,326
TimkenSteel Corp *	5,260	75
Tredegar Corp	20,700	228
TriMas Corp	3,500	116
Trinseo PLC	3,700	175
UFP Technologies Inc *	800	54

		12,274
Real Estate — 4.1%
Alexander & Baldwin Inc ‡	3,700	82
American Assets Trust Inc ‡	8,800	303
American Homes 4 Rent, Cl A ‡	5,750	231
Armada Hoffler Properties Inc ‡	3,700	52
Ashford Hospitality Trust Inc *‡	515	5
Broadstone Net Lease Inc, Cl A ‡	11,070	277
Camden Property Trust ‡	1,850	306
Cedar Realty Trust Inc ‡	20,166	439
Centerspace ‡	1,040	106
Chatham Lodging Trust *‡	19,300	230
Community Healthcare Trust Inc ‡	1,750	75
CoreSite Realty Corp ‡	350	60
CubeSmart ‡	4,650	251
EastGroup Properties Inc ‡	3,142	640
Equity LifeStyle Properties Inc ‡	3,290	267
First Industrial Realty Trust Inc ‡	3,850	233
Franklin Street Properties Corp ‡	45,400	261
FRP Holdings Inc *	450	26
Getty Realty Corp ‡	3,600	110
Gladstone Commercial Corp ‡	15,200	338
Global Medical REIT Inc ‡	7,690	126
Global Net Lease Inc ‡	18,300	260
Healthcare Realty Trust Inc ‡	2,000	63
Independence Realty Trust Inc ‡	14,903	365
Industrial Logistics Properties Trust ‡	18,000	399
Kite Realty Group Trust ‡	14,200	286
Life Storage Inc ‡	2,130	281
Marcus & Millichap Inc *	1,350	58
National Health Investors Inc ‡	3,800	199
National Storage Affiliates Trust ‡	3,600	221
NexPoint Residential Trust Inc ‡	1,150	86
Office Properties Income Trust ‡	13,400	318
Piedmont Office Realty Trust Inc, Cl A ‡	22,800	396
Plymouth Industrial REIT Inc ‡	15,500	461
Preferred Apartment Communities Inc, Cl A ‡	18,300	241
PS Business Parks Inc ‡	1,030	180
RE/MAX Holdings Inc, Cl A	1,600	44

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Realogy Holdings Corp *	16,700	$254
Rexford Industrial Realty Inc ‡	4,208	295
RMR Group Inc/The, Cl A	100	3
Sabra Health Care Inc ‡	34,700	449
Saul Centers Inc ‡	800	39
Service Properties Trust ‡	21,900	186
Tanger Factory Outlet Centers Inc ‡(A)	22,800	452
Tejon Ranch Co *	4,720	86
Terreno Realty Corp ‡	6,454	491
UMH Properties Inc ‡	4,300	99
Uniti Group Inc ‡	19,920	264
Urstadt Biddle Properties Inc, Cl A ‡	2,000	38

		10,932
Utilities — 1.6%
American States Water Co	1,940	183
Artesian Resources Corp, Cl A	3,232	138
Brookfield Infrastructure Corp, Cl A	2,500	148
Brookfield Renewable Corp, Cl A	3,100	115
California Water Service Group	2,350	148
Chesapeake Utilities Corp	1,140	145
Essential Utilities Inc	5,000	236
Hawaiian Electric Industries Inc	4,450	169
IDACORP Inc	2,020	211
MDU Resources Group Inc	17,600	479
MGE Energy Inc	1,770	128
Middlesex Water Co	1,340	138
National Fuel Gas Co	10,300	595
New Jersey Resources Corp	1,000	37
NiSource Inc	2,200	54
Northwest Natural Holding Co	1,600	69
NorthWestern Corp	2,700	149
OGE Energy Corp	1,100	38
Otter Tail Corp	1,900	124
Portland General Electric Co	4,300	209
Pure Cycle Corp *	8,759	128
SJW Group	1,300	88
Spire Inc	2,600	156
UGI Corp	2,000	83
Unitil Corp	1,950	81
Via Renewables Inc, Cl A	13,183	147
York Water Co/The	1,400	66

		4,262
Total Common Stock
(Cost $210,748) ($ Thousands)		261,057

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Small Cap Fund (Concluded)

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Media General Inc CVR *‡‡(B)	1,155	$–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
AFFILIATED PARTNERSHIP — 1.7%
SEI Liquidity Fund, L.P.
0.020% **†(C)	4,571,670	4,572

Total Affiliated Partnership
(Cost $4,571) ($ Thousands)		4,572

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	3,764,171	3,764

Total Cash Equivalent
(Cost $3,764) ($ Thousands)		3,764

Total Investments in Securities — 102.1%
(Cost $219,083) ($ Thousands)		$269,393

Percentages are based on Net Assets of $263,740 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2021 (see Note 12). The total market value of securities on loan at November 30, 2021 was $4,471 ($ Thousands).

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2021 was $4,572 ($ Thousands).

Cl — Class
CVR — Contingent Value Rights
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
REIT — Real Estate investment Trust

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	261,057	–	–		261,057
Rights	–	–	–	^	–	^
Affiliated Partnership	–	4,572	–		4,572
Cash Equivalent	3,764	–	–		3,764
Total Investments in Securities	264,821	4,572	–	^	269,393

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Securities market value less than $500.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$10,120	$43,207	$(48,755)	$1	$(1)	$4,572	4,571,670	$21	$—
SEI Daily Income Trust, Government Fund, Cl F	4,935	39,072	(40,243)	—	—	3,764	3,764,171	—	—
Totals	$15,055	$82,279	$(88,998)	$1	$(1)	$8,336		$21	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Small Cap II Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.1%

Communication Services — 3.2%
Advantage Solutions Inc *	23,690	$171
Anterix Inc *	8,293	499
Boston Omaha Corp, Cl A *	3,116	89
Cable One Inc	517	916
Cars.com Inc *	16,630	277
Cinemark Holdings Inc *(A)	180,113	2,795
Cogent Communications Holdings Inc	18,360	1,376
Gannett Co Inc *	56,290	288
Hemisphere Media Group Inc, Cl A *	9,214	70
Liberty Latin America Ltd, Cl A *	18,087	206
Lions Gate Entertainment Corp, Cl A *	191,526	2,806
Loyalty Ventures Inc *	–	—
Madison Square Garden Entertainment Corp *	2,302	152
MediaAlpha Inc, Cl A *	6,006	93
Nexstar Media Group Inc, Cl A	7,051	1,054
Ooma Inc *	14,072	265
QuinStreet Inc *	18,882	289
Reservoir Media Inc *(A)	9,323	69
TEGNA Inc	64,699	1,278
Ziff Davis Inc *	6,514	741
ZipRecruiter Inc, Cl A *	14,055	389

		13,823
Consumer Discretionary — 15.0%
1-800-Flowers.com Inc, Cl A *	6,100	182
2U Inc *	27,824	662
Aaron's Co Inc/The	34,547	767
Academy Sports & Outdoors Inc *	19,438	867
Advance Auto Parts Inc	4,264	941
American Eagle Outfitters Inc (A)	51,482	1,333
American Outdoor Brands Inc *	12,323	291
American Public Education Inc *	21,524	407
Arko Corp *	13,320	126
AutoNation Inc *	5,016	621
Beazer Homes USA Inc *	26,963	530
Biglari Holdings Inc, Cl B *	1,374	195
Bloomin' Brands Inc *	82,200	1,452
Bluegreen Vacations Holding Corp, Cl A *	8,218	244
Boot Barn Holdings Inc *	9,920	1,214
Brinker International Inc *	43,145	1,493
Brunswick Corp/DE	11,276	1,059
Buckle Inc/The	8,289	390
Caleres Inc	3,660	86
Callaway Golf Co *	14,784	399
CarParts.com Inc *	2,088	26
Carriage Services Inc, Cl A	15,149	784
Carter's Inc	17,987	1,817
Cato Corp/The, Cl A	16,960	279
Cavco Industries Inc *	2,697	802
Century Casinos Inc *	14,840	194

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Choice Hotels International Inc	4,938	$709
Churchill Downs Inc	4,453	998
Chuy's Holdings Inc *	7,880	226
Citi Trends Inc *	1,670	142
Clarus Corp	10,072	266
Conn's Inc *	27,647	605
Container Store Group Inc/The *	32,880	382
Cooper-Standard Holdings Inc *	8,111	187
Crocs Inc *	4,437	728
Dave & Buster's Entertainment Inc *	10,268	334
Del Taco Restaurants Inc	14,250	109
Domino's Pizza Inc	1,853	971
Dorman Products Inc *	7,249	804
El Pollo Loco Holdings Inc *	32,182	406
Ethan Allen Interiors Inc	34,670	780
Everi Holdings Inc *	20,163	418
Fiesta Restaurant Group Inc *	9,221	86
Frontdoor Inc *	20,881	722
Genesco Inc *	1,690	107
Goodyear Tire & Rubber Co/The *	70,937	1,427
Grand Canyon Education Inc *	6,963	505
Green Brick Partners Inc *	7,625	190
Hamilton Beach Brands Holding Co, Cl A	10,297	154
Hanesbrands Inc	27,055	437
Haverty Furniture Cos Inc	18,179	544
Hibbett Inc	3,763	293
Hooker Furnishings Corp	14,484	344
Houghton Mifflin Harcourt Co *	41,856	651
Johnson Outdoors Inc, Cl A	2,557	266
KB Home	21,119	845
Lazydays Holdings Inc *(A)	20,880	422
Lifetime Brands Inc	8,050	131
Liquidity Services Inc *	7,960	180
Lovesac Co/The *	4,641	294
Lumber Liquidators Holdings Inc *	16,564	254
Macy's Inc	29,523	841
Malibu Boats Inc, Cl A *	2,179	151
Marine Products Corp	6,676	79
MarineMax Inc *	3,130	167
MasterCraft Boat Holdings Inc *	16,120	441
Modine Manufacturing Co *	194,353	2,013
Monarch Casino & Resort Inc *	9,110	614
Monro Inc	14,918	836
Motorcar Parts of America Inc *	4,780	77
Movado Group Inc	23,572	1,058
Murphy USA Inc	14,248	2,470
Noodles & Co, Cl A *	11,033	114
ONE Group Hospitality Inc/The *	8,188	107
OneWater Marine Inc, Cl A *	9,479	485
Oxford Industries Inc	6,109	584
Planet Fitness Inc, Cl A *	7,939	649
PlayAGS Inc *	43,097	310

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pool Corp	1,756	$973
Revolve Group Inc, Cl A *	9,039	688
Sally Beauty Holdings Inc *	38,106	747
SeaWorld Entertainment Inc *	10,935	645
Shoe Carnival Inc	17,108	669
Shutterstock Inc	15,044	1,715
Signet Jewelers Ltd	8,870	862
Skechers USA Inc, Cl A *	28,415	1,276
Skyline Champion Corp *	12,806	1,002
Sportsman's Warehouse Holdings Inc *	13,670	233
Steven Madden Ltd	31,190	1,480
Stoneridge Inc *	8,493	185
Superior Group of Cos Inc	5,990	134
Taylor Morrison Home Corp, Cl A *	37,486	1,164
Tenneco Inc, Cl A *	19,135	201
Tilly's Inc, Cl A *	43,160	648
Tractor Supply Co	3,942	888
Unifi Inc *	28,867	588
Urban Outfitters Inc *	48,120	1,524
Vera Bradley Inc *	182,589	1,736
Vista Outdoor Inc *	24,756	1,081
Wingstop Inc	3,785	608
Winmark Corp	2,929	738
YETI Holdings Inc *	5,440	501
Zumiez Inc *	6,227	285

		64,645
Consumer Staples — 3.6%
Albertsons Cos Inc, Cl A (A)	–	—
Beauty Health Co/The *(A)	24,895	646
BJ's Wholesale Club Holdings Inc *	18,367	1,215
Cal-Maine Foods Inc	10,833	391
Casey's General Stores Inc	3,914	760
Celsius Holdings Inc *	6,690	458
Central Garden & Pet Co *	8,964	432
elf Beauty Inc *	11,858	357
Energizer Holdings Inc	18,508	688
Hain Celestial Group Inc/The *	9,777	385
Hostess Brands Inc, Cl A *	110,750	1,882
Ingles Markets Inc, Cl A	9,150	703
Ingredion Inc	15,617	1,454
MGP Ingredients Inc (A)	11,718	914
Natural Grocers by Vitamin Cottage Inc	17,685	227
Performance Food Group Co *	10,054	405
Seneca Foods Corp, Cl A *	9,947	425
Simply Good Foods Co/The *	17,826	659
Spectrum Brands Holdings Inc	8,502	851
Tootsie Roll Industries Inc (A)	9,566	301
TreeHouse Foods Inc *	32,403	1,189
Turning Point Brands Inc	14,286	543
Veru Inc *	14,879	112
Village Super Market Inc, Cl A	10,392	221

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Weis Markets Inc	6,388	$402

		15,620
Energy — 4.7%
Aspen Aerogels Inc *	13,984	799
Berry Corp	15,833	129
Cactus Inc, Cl A	29,703	1,084
California Resources Corp	14,366	561
Civitas Resources Inc	4,187	214
Comstock Resources Inc *	87,510	708
Coterra Energy Inc, Cl A	38,125	765
Delek US Holdings Inc *	183,467	2,877
Denbury Inc *	5,928	472
Diamondback Energy Inc	11,025	1,177
Dorian LPG Ltd *	7,050	87
Energy Fuels Inc/Canada *(A)	62,895	548
Evolution Petroleum Corp	1,585	8
Green Plains Inc *	13,243	512
Helmerich & Payne Inc	20,272	455
HollyFrontier Corp	10,460	338
Magnolia Oil & Gas Corp, Cl A	32,561	618
Matador Resources Co	17,374	682
National Energy Services Reunited Corp *	9,546	95
NCS Multistage Holdings Inc *	2,663	85
Northern Oil and Gas Inc	52,643	1,073
Oasis Petroleum Inc	8,007	960
Ovintiv Inc	19,162	666
PDC Energy Inc	32,051	1,616
Range Resources Corp *	26,601	520
Scorpio Tankers Inc	8,430	117
Select Energy Services Inc, Cl A *	27,157	156
SFL Corp Ltd	58,585	489
SM Energy Co	16,847	489
Solaris Oilfield Infrastructure Inc, Cl A	19,760	135
Southwestern Energy Co *	234,949	1,053
W&T Offshore Inc *	132,580	456

		19,944
Financials — 19.3%
AFC Gamma Inc	6,190	134
Amalgamated Financial Corp	10,770	182
Amerant Bancorp Inc, Cl A *	4,520	127
American Equity Investment Life Holding Co	86,841	2,920
Argo Group International Holdings Ltd	6,341	344
ARMOUR Residential REIT Inc ‡(A)	27,290	267
Arrow Financial Corp	2,327	80
AssetMark Financial Holdings Inc *	16,965	430
Atlantic Capital Bancshares Inc *	8,171	228
Atlanticus Holdings Corp *	1,660	99
Axos Financial Inc *	11,743	665
B Riley Financial Inc	3,259	252
Banco Latinoamericano de Comercio Exterior SA, Cl E	7,480	122

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank of Marin Bancorp	5,540	$192
Bank of NT Butterfield & Son Ltd/The	40,321	1,485
Bank OZK	22,816	1,020
BankUnited Inc	122,149	4,842
Bridgewater Bancshares Inc *	7,957	136
BRP Group Inc, Cl A *	14,150	524
Build Acquisition Corp *	27,466	275
Byline Bancorp Inc	6,450	167
Capital Bancorp Inc	5,200	138
Carter Bankshares Inc *	7,488	109
Central Pacific Financial Corp	9,670	259
Chimera Investment Corp ‡	101,717	1,617
CNO Financial Group Inc	134,900	3,057
Cohen & Steers Inc	10,240	919
Crawford & Co, Cl A	19,540	142
CrossFirst Bankshares Inc *	12,990	182
Curo Group Holdings Corp	5,806	96
Customers Bancorp Inc *	23,672	1,364
Donnelley Financial Solutions Inc *	15,180	709
Dynex Capital Inc	62,947	1,052
Enova International Inc *	4,560	174
Equity Bancshares Inc, Cl A	2,790	91
Evercore Inc, Cl A	1,976	274
EZCORP Inc, Cl A *	32,810	243
FactSet Research Systems Inc	1,805	846
Farmers National Banc Corp	9,810	173
Financial Institutions Inc	5,883	181
First Bancshares Inc/The	2,718	106
First Commonwealth Financial Corp	124,129	1,866
First Community Bankshares Inc	9,240	302
First Financial Corp/IN	3,260	142
First Internet Bancorp	5,939	257
First Midwest	83,555	1,649
First of Long Island Corp/The	6,871	144
Flushing Financial Corp	12,170	287
FNB Corp/PA	213,971	2,495
Globe Life Inc	6,494	562
Green Dot Corp, Cl A *	35,172	1,263
Greenhill & Co Inc	11,903	203
Greenlight Capital Re Ltd, Cl A *	13,121	89
Hamilton Lane Inc, Cl A	8,375	886
Hanmi Financial Corp	18,388	413
Hanover Insurance Group Inc/The	10,552	1,285
HarborOne Bancorp Inc	21,523	299
HBT Financial Inc	11,650	210
HCI Group Inc	4,605	508
Hercules Capital (A)	78,931	1,298
Heritage Commerce Corp	8,776	96
Heritage Insurance Holdings Inc	14,189	94
Home BancShares Inc/AR	40,600	972
HomeTrust Bancshares Inc	6,870	206
Houlihan Lokey Inc, Cl A	8,011	870

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Independent Bank Corp/MI	13,745	$310
Jefferies Financial Group Inc	17,051	641
KKR Real Estate Finance Trust Inc	4,847	100
Lakeland Bancorp Inc	23,690	424
LendingClub Corp *	14,732	482
Live Oak Bancshares Inc	8,182	729
Macatawa Bank Corp	12,123	102
MarketAxess Holdings Inc	1,041	367
Mercantile Bank Corp	3,373	113
Merchants Bancorp/IN	5,520	252
Metrocity Bankshares Inc	3,932	106
Metropolitan Bank Holding Corp *	10,614	1,008
MGIC Investment Corp	113,889	1,606
Moelis & Co, Cl A	9,751	598
Morningstar Inc	2,878	893
National Western Life Group Inc, Cl A	380	77
Nicolet Bankshares Inc *	9,516	679
Northrim BanCorp Inc	1,844	75
OFG Bancorp	53,845	1,298
Oportun Financial Corp *	12,436	267
Oppenheimer Holdings Inc, Cl A	15,871	778
Origin Bancorp Inc	2,020	85
PacWest Bancorp	86,078	3,851
PCSB Financial Corp	9,070	165
Peapack-Gladstone Financial Corp	5,004	166
Peoples Bancorp Inc/OH	14,970	462
Pinnacle Financial Partners Inc	22,400	2,137
Power & Digital Infrastructure Acquisition Corp, Cl A *(A)	42,401	542
PROG Holdings Inc *(A)	40,214	1,814
Prosperity Bancshares Inc	11,162	796
Provident Bancorp Inc	7,805	141
Pzena Investment Management Inc, Cl A	29,888	280
QCR Holdings Inc	2,958	160
RBB Bancorp	11,220	274
Regional Management Corp	11,955	676
ServisFirst Bancshares Inc	9,422	757
Silvergate Capital Corp, Cl A *	5,207	1,065
StepStone Group Inc, Cl A	7,691	318
Sterling Bancorp/DE	82,381	2,044
Tishman Speyer Innovation Corp II *	22,840	227
Trean Insurance Group Inc *	22,883	192
TriState Capital Holdings Inc *	8,257	247
Triumph Bancorp Inc *	5,889	750
Umpqua Holdings Corp	234,825	4,476
Universal Insurance Holdings Inc	38,285	577
Univest Financial Corp	44,176	1,218
Walker & Dunlop Inc	5,556	782
Warrior Technologies Acquisition Co *	23,397	236
Waterstone Financial Inc	31,874	661
Western Alliance Bancorp	20,559	2,257
Wintrust Financial Corp	20,938	1,833

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WisdomTree Investments Inc	55,703	$342
World Acceptance Corp *	550	113

		83,168
Health Care — 9.8%
4D Molecular Therapeutics Inc *(A)	10,146	233
Absci Corp *(A)	8,885	94
Adagio Therapeutics Inc *	7,438	350
Affimed NV *	40,148	274
Albireo Pharma Inc *	10,020	240
AMN Healthcare Services Inc *	3,614	412
Amneal Pharmaceuticals Inc *	18,370	77
AnaptysBio Inc *	22,321	722
Anika Therapeutics Inc *	8,855	346
Apyx Medical Corp *	7,516	101
Arcus Biosciences Inc *	15,224	667
Arcutis Biotherapeutics Inc *	7,500	124
Arvinas Inc *	8,717	659
Aveanna Healthcare Holdings Inc *	13,843	89
Avid Bioservices Inc *	7,994	244
Avidity Biosciences Inc *	15,167	339
Axogen Inc *	18,568	178
BioDelivery Sciences International Inc *	242,325	674
Biohaven Pharmaceutical Holding Co Ltd *	5,083	571
Black Diamond Therapeutics Inc *	15,082	90
C4 Therapeutics Inc *	5,455	202
Cano Health Inc *(A)	26,229	245
Cardiovascular Systems Inc *	8,314	166
CareDx Inc *	5,646	244
Castle Biosciences Inc *	2,275	94
Catalyst Pharmaceuticals Inc *	77,410	542
Cerevel Therapeutics Holdings Inc *(A)	17,882	558
Chemed Corp	1,987	925
Codex DNA Inc *	6,963	48
Co-Diagnostics Inc *	119,585	1,153
Computer Programs and Systems Inc *	4,516	133
Cross Country Healthcare Inc *	22,856	598
CryoLife Inc *	6,111	105
Curis Inc *	24,190	118
Cutera Inc *	2,592	90
Cytokinetics Inc *	20,889	822
CytomX Therapeutics Inc *	27,204	180
DBV Technologies SA ADR *(A)	34,025	102
DICE Therapeutics Inc *	6,498	206
Eagle Pharmaceuticals Inc/DE *	10,729	512
Enanta Pharmaceuticals Inc *	7,048	622
Encompass Health Corp	12,755	735
Ensign Group Inc/The	13,068	997
Envista Holdings Corp *	27,781	1,078
Erasca Inc *(A)	7,327	104
Forma Therapeutics Holdings Inc *	4,680	68
Generation Bio Co *	5,690	98
Harpoon Therapeutics Inc *	13,548	83

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HealthEquity Inc *	5,550	$303
HealthStream Inc *	8,420	195
Heron Therapeutics Inc *	20,004	189
Hookipa Pharma Inc *	2,755	9
Inhibrx Inc *	7,578	306
Innoviva Inc *	23,301	390
Inspire Medical Systems Inc *	2,726	609
Instil Bio Inc *(A)	9,331	205
Integra LifeSciences Holdings Corp *	13,990	895
Intercept Pharmaceuticals Inc *(A)	4,681	81
Invacare Corp *	29,390	81
iRadimed Corp *	4,436	200
IVERIC bio Inc *	37,752	552
KalVista Pharmaceuticals Inc *	558	8
Kiniksa Pharmaceuticals Ltd, Cl A *	24,382	283
Kodiak Sciences Inc *	3,182	292
Krystal Biotech Inc *	7,155	576
LeMaitre Vascular Inc	20,716	969
Lexicon Pharmaceuticals Inc *	23,309	107
MaxCyte Inc *	28,959	289
MEDNAX Inc *	9,176	225
MeiraGTx Holdings plc *	8,783	155
Meridian Bioscience Inc *	10,046	200
Merit Medical Systems Inc *	8,677	545
Mesa Laboratories Inc	1,759	543
Mirum Pharmaceuticals Inc *	6,019	86
Mustang Bio Inc *	38,157	77
Neoleukin Therapeutics Inc *	22,707	122
Nevro Corp *	2,545	222
NuVasive Inc *	10,723	515
Olema Pharmaceuticals Inc *	8,336	73
Omnicell Inc *	6,645	1,176
OptimizeRx Corp *	6,823	443
Option Care Health Inc *	25,299	640
OraSure Technologies Inc *	8,675	81
Organogenesis Holdings Inc, Cl A *	10,250	103
ORIC Pharmaceuticals Inc *	21,004	291
Outset Medical Inc *	2,572	122
Paragon 28 Inc *(A)	9,961	187
PMV Pharmaceuticals Inc *	10,526	229
Precigen Inc *(A)	137,020	540
Precision BioSciences Inc *	21,616	196
Prestige Consumer Healthcare Inc *	23,806	1,332
Privia Health Group Inc *	7,775	180
Prometheus Biosciences Inc *	15,751	468
Prothena Corp PLC *	3,265	164
Pulmonx Corp *	5,560	180
Puma Biotechnology Inc *	30,732	95
Quest Diagnostics Inc	5,823	866
Quidel Corp *	2,973	439
Radius Health Inc *	14,100	232
RAPT Therapeutics Inc *	2,982	97

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Relay Therapeutics Inc *	6,776	$199
Renalytix PLC ADR *	4,120	76
Rigel Pharmaceuticals Inc *	69,038	184
Scholar Rock Holding Corp *	3,629	96
Selecta Biosciences Inc *	52,290	157
Seres Therapeutics Inc *	13,910	150
Sharps Compliance Corp *	12,076	89
Shockwave Medical Inc *	3,662	660
SIGA Technologies Inc *	40,592	331
Sight Sciences Inc *(A)	6,015	126
Sonendo Inc *	21,193	206
Spectrum Pharmaceuticals Inc *	50,510	80
SpringWorks Therapeutics Inc *	3,103	223
STERIS PLC	4,811	1,051
Stoke Therapeutics Inc *	3,467	86
Surface Oncology Inc *	25,410	147
Surmodics Inc *	6,240	274
Sutro Biopharma Inc *	9,579	164
Syndax Pharmaceuticals Inc *	6,427	103
Syneos Health Inc, Cl A *	4,009	389
Syros Pharmaceuticals Inc *	39,553	157
Talis Biomedical Corp *(A)	8,073	38
Tandem Diabetes Care Inc *	5,542	712
TCR2 Therapeutics Inc *	13,672	70
Triple-S Management Corp, Cl B *	17,542	623
Utah Medical Products Inc *	1,022	114
Vanda Pharmaceuticals Inc *	10,260	166
Veracyte Inc *	9,719	403
Viemed Healthcare Inc *	50,686	256
Viking Therapeutics Inc *	40,361	214
Vocera Communications Inc *	3,084	180

		42,399
Industrials — 18.6%
ABM Industries Inc	26,542	1,194
ACCO Brands Corp	422,522	3,490
Acuity Brands Inc	3,247	654
ACV Auctions Inc, Cl A *	18,571	393
Air Lease Corp, Cl A	16,066	652
Alight Inc *	38,862	404
Allied Motion Technologies Inc	2,498	99
Allison Transmission Holdings Inc, Cl A	22,353	773
Altra Industrial Motion Corp	20,815	1,097
Ameresco Inc, Cl A *	8,820	797
Argan Inc	13,169	518
ASGN Inc *	7,168	872
Atkore Inc *	8,161	869
Atlas Air Worldwide Holdings Inc *	15,883	1,391
Bloom Energy Corp, Cl A *	23,404	643
BWX Technologies Inc	28,849	1,376
Byrna Technologies Inc *(A)	15,163	223
CACI International Inc, Cl A *	3,838	996
Carlisle Cos Inc	4,591	1,034

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cimpress PLC *	3,946	$307
CIRCOR International Inc *	15,530	419
Clean Harbors Inc *	21,248	2,155
Concrete Pumping Holdings Inc *	9,150	75
Cornerstone Building Brands Inc *	20,598	324
Costamare Inc	62,565	751
Covenant Logistics Group Inc, Cl A *	17,828	447
CRA International Inc	6,598	607
Daseke Inc *	66,250	639
Ducommun Inc *	6,360	270
DXP Enterprises Inc/TX *	11,947	330
EMCOR Group Inc	5,440	649
Encore Wire Corp	4,451	625
Enerpac Tool Group Corp, Cl A	22,746	480
Ennis Inc	14,816	282
EnPro Industries Inc	12,871	1,313
Evoqua Water Technologies Corp *	18,075	813
First Advantage Corp *	43,589	756
Forrester Research Inc *	13,406	757
Forward Air Corp	11,483	1,134
Franklin Covey Co *	15,612	687
Gates Industrial Corp PLC *	55,335	887
Genco Shipping & Trading Ltd	10,454	161
GFL Environmental Inc	15,561	601
Global Industrial Co	14,905	597
Graham Corp	8,377	107
Harsco Corp *	35,573	519
Heartland Express Inc	11,074	185
Heidrick & Struggles International Inc	9,059	391
Helios Technologies Inc	7,640	767
Herc Holdings Inc	4,319	736
Heritage-Crystal Clean Inc *	44,666	1,433
Hexcel Corp *	14,841	763
Hillenbrand Inc	16,857	752
Hudson Technologies Inc *	87,915	331
Huntington Ingalls Industries Inc	3,280	582
Huron Consulting Group Inc *	16,232	742
INNOVATE Corp *(A)	32,014	122
Insteel Industries Inc	4,987	210
ITT Inc	16,831	1,592
JetBlue Airways Corp *	130,485	1,751
John Bean Technologies Corp	997	157
Kelly Services Inc, Cl A	18,237	307
Kirby Corp *	7,219	377
Knight-Swift Transportation Holdings Inc, Cl A	12,521	717
Korn Ferry	26,623	1,937
Landstar System Inc	5,015	845
Legalzoom.com Inc *(A)	8,460	152
Manitowoc Co Inc/The *	5,490	105
ManTech International Corp/VA, Cl A	8,580	583
Masonite International Corp *	11,087	1,186

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Matson Inc	19,024	$1,551
Matthews International Corp, Cl A	20,174	699
Middleby Corp/The *	2,137	373
Miller Industries Inc/TN	3,049	100
Montrose Environmental Group Inc *	2,822	207
MRC Global Inc *	33,040	227
MSC Industrial Direct Co Inc, Cl A	11,299	889
MYR Group Inc *	4,345	481
NN Inc *	143,788	640
Nordson Corp	2,983	758
Northwest Pipe Co *	5,672	163
Park Aerospace Corp	20,605	266
Quanex Building Products Corp	27,618	590
Radiant Logistics Inc *	27,127	205
Regal Rexnord Corp	18,341	2,900
Resources Connection Inc	13,093	225
Ritchie Bros Auctioneers Inc	11,225	762
RR Donnelley & Sons Co *	13,550	143
Safe Bulkers Inc *	22,100	80
Shyft Group Inc/The	5,981	291
Snap-on Inc	3,442	709
SP Plus Corp *	14,411	391
SPX FLOW Inc	13,205	1,103
Standex International Corp	17,538	1,807
Sterling Construction Co Inc *	7,944	205
Sun Country Airlines Holdings Inc *	2,960	81
Tennant Co	5,691	448
Tetra Tech Inc	10,568	1,952
Textainer Group Holdings Ltd	10,610	347
Titan International Inc *	18,750	129
Titan Machinery Inc *	6,481	215
TriNet Group Inc *	16,122	1,617
TrueBlue Inc *	23,381	608
UFP Industries Inc	11,434	952
UniFirst Corp/MA	3,406	653
Universal Logistics Holdings Inc	5,810	108
US Xpress Enterprises Inc, Cl A *	15,492	122
Vectrus Inc *	6,982	292
Veritiv Corp *	6,933	874
Vicor Corp *	6,140	881
Watts Water Technologies Inc, Cl A	4,110	776
WESCO International Inc *	11,935	1,481
Willdan Group Inc *	2,385	95
WillScot Mobile Mini Holdings Corp, Cl A *	29,247	1,114
Zurn Water Solutions Corp	13,972	490

		79,890
Information Technology — 15.5%
8x8 Inc *	25,257	544
A10 Networks Inc	90,033	1,388
Actua Corp *(B)	39,640	—
Alkami Technology Inc *	17,627	506
Allegro MicroSystems Inc *	6,750	211

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alliance Data Systems Corp	32,713	$2,230
Alpha & Omega Semiconductor Ltd *	8,988	441
Altair Engineering Inc, Cl A *	7,802	581
Ambarella Inc *	5,667	1,017
Asana Inc, Cl A *	5,826	606
Asure Software Inc *	27,825	239
AudioCodes Ltd	25,806	894
AXT Inc *	17,469	144
Badger Meter Inc	4,247	435
Belden Inc	13,608	839
Brightcove Inc *	15,605	150
Broadridge Financial Solutions Inc	4,526	763
Calix Inc *	11,273	755
Casa Systems Inc *	26,618	133
Cass Information Systems Inc	2,720	109
ChannelAdvisor Corp *	12,470	312
Clearfield Inc *	18,416	1,192
CMC Materials Inc	6,367	846
Cognex Corp	6,118	473
Consensus Cloud Solutions Inc *	3,822	239
CTS Corp	10,328	360
Datto Holding Corp *(A)	11,668	274
Digi International Inc *	11,339	244
DigitalOcean Holdings Inc *	6,649	670
Diodes Inc *	6,769	720
DSP Group Inc *	23,242	511
eGain Corp *	13,287	140
EMCORE Corp *	12,190	90
ExlService Holdings Inc *	13,262	1,722
ForgeRock Inc, Cl A *(A)	5,540	148
Grid Dynamics Holdings Inc *	20,307	797
Hackett Group Inc/The	32,746	670
Harmonic Inc *	146,657	1,577
I3 Verticals Inc, Cl A *	6,632	124
Ichor Holdings Ltd *	6,640	318
Impinj Inc *	8,133	610
International Money Express Inc *	56,775	858
Jack Henry & Associates Inc	4,872	739
Kimball Electronics Inc *	4,589	97
Kulicke & Soffa Industries Inc	16,729	965
Latch Inc *(A)	26,069	216
Lattice Semiconductor Corp *	14,262	1,083
Littelfuse Inc	5,603	1,672
Lumentum Holdings Inc *	7,831	679
MACOM Technology Solutions Holdings Inc *	9,872	710
Manhattan Associates Inc *	3,643	569
Matterport Inc *(A)	21,401	693
Maximus Inc	8,445	637
MaxLinear Inc, Cl A *	10,157	684
Mimecast Ltd *	20,944	1,696
Mitek Systems Inc *	8,237	141

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Model N Inc *	7,887	$222
Momentive Global Inc *	40,922	836
MoneyGram International Inc *	26,015	154
Napco Security Technologies Inc *	7,568	352
New Relic Inc *	6,063	672
nLight Inc *	6,710	167
Novanta Inc *	3,482	562
NVE Corp	6,496	437
Onto Innovation Inc *	6,369	600
PDF Solutions Inc *	21,427	641
Perficient Inc *	5,563	762
Photronics Inc *	165,061	2,180
Ping Identity Holding Corp *	11,884	283
Power Integrations Inc	10,626	1,063
Pure Storage Inc, Cl A *	23,314	722
Rackspace Technology Inc *(A)	81,286	1,159
Rambus Inc *	27,568	742
Rapid7 Inc *	7,772	964
Ribbon Communications Inc *	29,059	158
Rimini Street Inc *	50,519	334
Rogers Corp *	7,004	1,909
ScanSource Inc *	2,280	71
SecureWorks Corp, Cl A *	5,856	104
Silicon Laboratories Inc *	4,044	794
Silicon Motion Technology Corp ADR	21,952	1,516
SiTime Corp *	3,583	1,069
SMART Global Holdings Inc *	8,006	457
StarTek Inc *	29,888	120
Super Micro Computer Inc *	88,059	3,646
Switch Inc, Cl A	30,929	846
Synaptics Inc *	4,326	1,221
Turtle Beach Corp *	16,750	449
Universal Display Corp	4,761	681
Upland Software Inc *	9,703	190
Veeco Instruments Inc *	9,695	258
Vertex Inc, Cl A *	8,750	160
Viavi Solutions Inc *	94,083	1,393
Vishay Intertechnology Inc	58,800	1,198
Vishay Precision Group Inc *	19,170	658
Weave Communications Inc *(A)	12,212	217
Workiva Inc, Cl A *	4,503	628
Zuora Inc, Cl A *	14,601	289

		66,345
Materials — 4.1%
Alamos Gold Inc, Cl A	45,476	347
American Vanguard Corp	7,140	102
Ashland Global Holdings Inc	6,903	698
B2Gold Corp (A)	288,370	1,136
Balchem Corp	5,696	900
Cabot Corp	11,364	596
Century Aluminum Co *	33,380	442
Commercial Metals Co	53,782	1,662

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Forterra Inc *	26,300	$626
Hawkins Inc	2,870	95
Ingevity Corp *	10,111	727
Innospec Inc	6,568	533
Koppers Holdings Inc *	3,804	115
Kronos Worldwide Inc	10,190	143
Livent Corp *	88,101	2,669
O-I Glass Inc, Cl I *	58,758	650
Olin Corp	10,497	571
Quaker Chemical Corp	3,332	759
Ranpak Holdings Corp, Cl A *	23,538	933
Reliance Steel & Aluminum Co	5,199	773
Ryerson Holding Corp	10,936	256
Sealed Air Corp	11,506	715
Silgan Holdings Inc	14,205	589
Summit Materials Inc, Cl A *	18,310	683
TimkenSteel Corp *	7,360	105
Tredegar Corp	7,110	78
Valvoline Inc	25,820	880

		17,783
Real Estate — 2.8%
American Campus Communities Inc ‡	18,350	949
Americold Realty Trust ‡	18,287	597
Broadstone Net Lease Inc, Cl A ‡	14,100	353
Columbia Property Trust Inc ‡	47,214	907
Corporate Office Properties Trust ‡	21,320	547
EastGroup Properties Inc ‡	4,712	960
Global Medical REIT Inc ‡	11,500	188
Independence Realty Trust Inc ‡	30,286	742
Innovative Industrial Properties Inc, Cl A ‡(A)	3,466	890
Kennedy-Wilson Holdings Inc	20,677	448
Lexington Realty Trust, Cl B ‡	46,000	692
Newmark Group Inc, Cl A	133,243	2,140
NexPoint Residential Trust Inc ‡	12,248	913
RE/MAX Holdings Inc, Cl A	2,750	76
Rexford Industrial Realty Inc ‡	10,709	750
Tejon Ranch Co *	6,240	114
Terreno Realty Corp ‡	9,043	689

		11,955
Utilities — 1.5%
Algonquin Power & Utilities Corp (A)	62,781	850
Artesian Resources Corp, Cl A	2,952	126
Black Hills Corp	12,874	826
Brookfield Infrastructure Corp, Cl A (A)	–	—
IDACORP Inc	10,361	1,084
Portland General Electric Co	40,175	1,955
Pure Cycle Corp *	12,166	177
Spire Inc	9,362	560
UGI Corp	15,692	647

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Small Cap II Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Via Renewables Inc, Cl A	17,348	$194

		6,419
Total Common Stock
(Cost $338,311) ($ Thousands)		421,991

	Number of Warrants
WARRANTS — 0.0%
Alight Inc, Expires 01/03/2029
Strike Price $11.50 *	11,638	32
Latch Inc, Expires 01/03/2027
Strike Price $11.50 *	7,807	15

Total Warrants
(Cost $37) ($ Thousands)		47

	Number of Rights
RIGHTS — 0.0%
Media General Inc CVR *‡‡(B)	3,306	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
AFFILIATED PARTNERSHIP — 3.4%
SEI Liquidity Fund, L.P.
0.020% **†(C)	14,722,288	14,725

Total Affiliated Partnership
(Cost $14,722) ($ Thousands)		14,725

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	7,217,470	7,217

Total Cash Equivalent
(Cost $7,217) ($ Thousands)		7,217

Total Investments in Securities — 103.2%
(Cost $360,287) ($ Thousands)		$443,980

Percentages are based on Net Assets of $430,236 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2021 (see Note 12). The total market value of securities on loan at November 30, 2021 was $12,861 ($ Thousands).

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2021 was $14,725 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
CVR — Contingent Value Rights
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
SPX — Standard & Poor's 500 Index

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	421,991	–	–	^	421,991
Warrants	–	47	–		47
Rights	–	–	–	^	–	^
Affiliated Partnership	–	14,725	–		14,725
Cash Equivalent	7,217	–	–		7,217
Total Investments in Securities	429,208	14,772	–	^	443,980

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Securities market value less than $500.

For the year ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$31,950	$59,369	$(76,591)	$2	$(5)	$14,725	14,722,288	$58	$—
SEI Daily Income Trust, Government Fund, Cl F	9,606	107,158	(109,547)	—	—	7,217	7,217,470	1	—
Totals	$41,556	$166,527	$(186,138)	$2	$(5)	$21,942		$59	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Small/Mid Cap Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.7%

Communication Services — 4.3%
AMC Networks Inc, Cl A *	27,200	$1,050
Cable One Inc	1,937	3,432
Cargurus Inc, Cl A *	28,987	1,087
Cars.com Inc *	130,100	2,170
Cogent Communications Holdings Inc	45,852	3,436
Entercom Communications Corp, Cl A *	173,700	429
Genius Sports Ltd *(A)	67,375	641
Gogo Inc *(A)	65,600	841
Gray Television Inc	59,700	1,231
John Wiley & Sons Inc, Cl A	74,997	3,898
Lumen Technologies Inc	112,300	1,386
Nexstar Media Group Inc, Cl A	75,832	11,337
TechTarget Inc *	14,556	1,406
TEGNA Inc	72,400	1,430
ViacomCBS Inc, Cl B	20,700	641
Yelp Inc, Cl A *	25,903	888
Ziff Davis Inc *	77,272	8,799
ZipRecruiter Inc, Cl A *	38,971	1,078

		45,180
Consumer Discretionary — 12.6%
2U Inc *(A)	65,497	1,558
Aaron's Co Inc/The	129,392	2,873
Advance Auto Parts Inc	15,970	3,525
American Axle & Manufacturing Holdings Inc *	90,600	803
American Eagle Outfitters Inc (A)	124,190	3,215
Arko Corp *	114,000	1,075
Asbury Automotive Group Inc *	6,407	1,048
Bally's Corp *	44,845	1,719
Big Lots Inc	32,600	1,414
Boot Barn Holdings Inc *	43,790	5,357
BorgWarner Inc	34,400	1,489
Brunswick Corp/DE	42,231	3,966
Camping World Holdings Inc, Cl A (A)	25,770	1,130
Canada Goose Holdings Inc *(A)	18,905	843
Carter's Inc	5,608	567
Churchill Downs Inc	16,679	3,740
Del Taco Restaurants Inc	86,519	663
Dick's Sporting Goods Inc (A)	35,280	4,148
Domino's Pizza Inc	6,941	3,638
Ethan Allen Interiors Inc	29,100	655
Everi Holdings Inc *	42,108	873
Foot Locker Inc	37,100	1,693
Fox Factory Holding Corp *	3,286	578
Frontdoor Inc *	53,236	1,840
Funko Inc, Cl A *	61,600	1,007
Goodyear Tire & Rubber Co/The *	71,642	1,441
Grand Canyon Education Inc *	16,229	1,176
Group 1 Automotive Inc	8,900	1,733
Hanesbrands Inc	114,636	1,851

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Harley-Davidson Inc	42,300	$1,549
Haverty Furniture Cos Inc (A)	38,200	1,143
Helen of Troy Ltd *	6,080	1,462
KB Home	79,098	3,163
Kohl's Corp	18,000	922
Lear Corp	5,400	906
Lithia Motors Inc, Cl A	14,627	4,261
MDC Holdings Inc	20,400	976
Monro Inc	55,876	3,130
ODP Corp/The *	35,698	1,348
Oxford Industries Inc	11,900	1,137
Papa John's International Inc	10,955	1,336
Patrick Industries Inc	14,175	1,131
Perdoceo Education Corp *	45,800	451
Polaris Inc	4,697	525
Pool Corp	6,577	3,644
PulteGroup Inc	35,200	1,761
Qurate Retail Inc *	68,700	550
Red Rock Resorts Inc, Cl A *	23,672	1,125
Rent-A-Center Inc/TX, Cl A	17,000	751
Sally Beauty Holdings Inc *	138,237	2,708
Shoe Carnival Inc	25,915	1,013
Shutterstock Inc	40,256	4,590
Skechers USA Inc, Cl A *	62,440	2,805
Sonic Automotive Inc, Cl A	20,900	939
Sonos Inc *	28,700	908
Sportradar Holding, Cl A *(A)	31,310	504
Standard Motor Products Inc	23,603	1,181
Taylor Morrison Home Corp, Cl A *	33,436	1,039
Tilly's Inc, Cl A *	70,700	1,062
Toll Brothers Inc	39,300	2,494
TopBuild Corp *	6,870	1,853
Tractor Supply Co	14,769	3,328
Under Armour Inc, Cl C *	49,307	990
Victoria's Secret & Co *	22,476	1,220
Vista Outdoor Inc *	31,733	1,386
Vroom Inc *(A)	45,983	636
Whirlpool Corp	14,400	3,135
Wingstop Inc	41,596	6,680
Winnebago Industries Inc	13,259	958
Wyndham Hotels & Resorts Inc	71,420	5,676

		131,994
Consumer Staples — 3.0%
Beauty Health Co/The *(A)	117,170	3,042
Casey's General Stores Inc	14,661	2,849
Central Garden & Pet Co *	20,058	966
Chefs' Warehouse Inc/The *	35,300	1,097
Edgewell Personal Care Co	23,500	998
Energizer Holdings Inc	30,800	1,145
Freshpet Inc *	7,480	808
Hostess Brands Inc, Cl A *	104,564	1,777
Ingles Markets Inc, Cl A	23,000	1,766

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ingredion Inc	24,400	$2,272
J M Smucker Co/The	19,900	2,517
MGP Ingredients Inc	15,000	1,170
Molson Coors Beverage Co, Cl B	44,100	1,960
Primo Water Corp	62,000	1,030
SpartanNash Co	42,000	1,005
Spectrum Brands Holdings Inc	36,977	3,701
Sprouts Farmers Market Inc *	40,400	1,069
Universal Corp/VA	18,300	852
Weis Markets Inc	16,300	1,026

		31,050
Energy — 2.9%
Chesapeake Energy Corp	17,300	1,030
CNX Resources Corp *	72,000	982
Comstock Resources Inc *	167,686	1,357
Coterra Energy Inc, Cl A	142,795	2,867
Diamondback Energy Inc	41,293	4,407
DT Midstream Inc	42,216	1,936
HollyFrontier Corp	41,500	1,341
Magnolia Oil & Gas Corp, Cl A	185,731	3,523
Matador Resources Co	26,677	1,048
Northern Oil and Gas Inc	53,366	1,088
Oasis Petroleum Inc	29,995	3,596
Oceaneering International Inc *	79,900	854
Rattler Midstream LP (B)	98,601	1,050
SM Energy Co	31,578	916
Southwestern Energy Co *	160,600	720
Viper Energy Partners LP (B)	82,929	1,788
Whiting Petroleum Corp *	17,200	1,113
World Fuel Services Corp	26,900	672

		30,288
Financials — 14.7%
AG Mortgage Investment Trust Inc	20,500	211
Ally Financial Inc	40,300	1,847
American Equity Investment Life Holding Co	22,700	764
American Financial Group Inc/OH	10,900	1,456
Annaly Capital Management Inc ‡	82,200	666
Ares Capital Corp	35,700	723
Associated Banc-Corp	130,500	2,858
Banco Latinoamericano de Comercio Exterior SA, Cl E	30,600	497
Bank OZK	97,386	4,354
Banner Corp	18,153	1,040
BGC Partners Inc, Cl A	541,881	2,422
Cathay General Bancorp	26,400	1,106
Chimera Investment Corp ‡	61,200	973
Citizens Financial Group Inc	40,500	1,914
CNA Financial Corp	29,500	1,228
CNO Financial Group Inc	121,200	2,746
Cohen & Steers Inc	53,435	4,797
Columbia Banking System Inc	92,182	3,029

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Community Bank System Inc	15,300	$1,081
dMY Technology Group Inc IV, Cl A *	67,335	673
Donnelley Financial Solutions Inc *	19,300	902
Enterprise Financial Services Corp	23,700	1,099
Equitable Holdings Inc	30,200	950
Essent Group Ltd	17,600	732
Evercore Inc, Cl A	7,403	1,027
Everest Re Group Ltd	3,500	897
FactSet Research Systems Inc	6,760	3,168
Federal Agricultural Mortgage Corp, Cl C	8,600	1,047
Fifth Third Bancorp	23,500	991
First American Financial Corp	31,700	2,352
First Financial Bankshares Inc	121,114	6,046
First Horizon Corp	109,100	1,760
First Merchants Corp	56,965	2,272
Flushing Financial Corp	39,300	928
FNB Corp/PA	81,000	945
FS KKR Capital Corp	35,800	749
Fulton Financial Corp	115,899	1,830
Globe Life Inc	24,323	2,105
Hamilton Lane Inc, Cl A	75,695	8,006
Hancock Whitney Corp	41,100	1,964
Hanmi Financial Corp	62,800	1,411
Home BancShares Inc/AR	152,061	3,639
Houlihan Lokey Inc, Cl A	12,087	1,312
KeyCorp	78,400	1,759
Lakeland Bancorp Inc	60,500	1,082
Lincoln National Corp	14,100	935
LPL Financial Holdings Inc	7,679	1,210
MarketAxess Holdings Inc	3,900	1,376
MFA Financial Inc ‡	185,800	797
MGIC Investment Corp	81,200	1,145
Moelis & Co, Cl A	19,466	1,194
Morningstar Inc	10,779	3,345
Navient Corp	92,300	1,821
New Residential Investment Corp ‡	85,300	907
Oaktree Specialty Lending Corp	218,200	1,606
OFG Bancorp	42,300	1,019
Pacific Premier Bancorp Inc	59,179	2,293
PacWest Bancorp	196,392	8,787
Piper Sandler Cos	8,498	1,409
Popular Inc	24,900	1,938
Preferred Bank/Los Angeles CA	10,200	695
Prosperity Bancshares Inc	41,805	2,980
Provident Financial Services Inc	47,800	1,125
Radian Group Inc	40,700	829
Regions Financial Corp	63,600	1,447
Reinsurance Group of America Inc, Cl A	6,400	607
RLI Corp	10,300	1,059
Selective Insurance Group Inc	13,215	998
Silvergate Capital Corp, Cl A *	4,517	924
Starwood Property Trust Inc ‡	196,852	4,913

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Stewart Information Services Corp	20,106	$1,432
Stifel Financial Corp	77,550	5,507
Synovus Financial Corp	19,300	874
Towne Bank/Portsmouth VA	33,158	1,014
Umpqua Holdings Corp	70,500	1,344
United Community Banks Inc/GA	199,084	6,823
Universal Insurance Holdings Inc	27,000	407
Unum Group	39,000	901
Veritex Holdings Inc	34,402	1,363
Voya Financial Inc	20,900	1,299
Washington Federal Inc	30,600	994
WisdomTree Investments Inc (A)	134,050	823
Zions Bancorp NA	37,000	2,334

		153,832
Health Care — 12.2%
ABIOMED Inc *	1,549	488
Acadia Healthcare Co Inc *	32,246	1,811
Adagio Therapeutics Inc *(A)	24,622	1,158
Agios Pharmaceuticals Inc *	12,956	462
Alector Inc *	45,500	940
Allakos Inc *	6,861	538
AMN Healthcare Services Inc *	68,177	7,773
Arvinas Inc *	4,634	350
Axogen Inc *	45,808	438
Blueprint Medicines Corp *	10,400	1,000
C4 Therapeutics Inc *	14,019	520
Cano Health Inc *(A)	84,572	790
CareDx Inc *	13,723	592
Catalyst Pharmaceuticals Inc *	144,811	1,014
Chemed Corp	7,445	3,466
Community Health Systems Inc *	79,000	950
Cooper Cos Inc/The	1,088	410
Cross Country Healthcare Inc *	45,973	1,203
CryoPort Inc *	28,045	1,863
DaVita Inc *	23,500	2,221
Encompass Health Corp	47,785	2,753
Endo International PLC *	183,000	1,025
Ensign Group Inc/The	82,748	6,316
Exact Sciences Corp *	5,390	460
Halozyme Therapeutics Inc *	76,235	2,507
HealthEquity Inc *	14,728	805
Henry Schein Inc *	14,598	1,037
Heron Therapeutics Inc *(A)	62,156	587
Heska Corp *	4,895	788
Hologic Inc *	15,595	1,165
Innoviva Inc *	89,300	1,493
Inspire Medical Systems Inc *	8,350	1,864
Integer Holdings Corp *	11,164	890
Integra LifeSciences Holdings Corp *	8,171	523
Intercept Pharmaceuticals Inc *(A)	60,200	1,036
Ironwood Pharmaceuticals Inc, Cl A *	192,501	2,135
iTeos Therapeutics Inc *	38,400	1,356

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Jazz Pharmaceuticals PLC *	13,000	$1,558
Kiniksa Pharmaceuticals Ltd, Cl A *	77,900	905
Kodiak Sciences Inc *	9,527	875
Lannett Co Inc *(A)	35,947	56
LeMaitre Vascular Inc	69,477	3,251
Ligand Pharmaceuticals Inc *	5,577	903
LivaNova PLC *	12,500	1,002
MEDNAX Inc *	24,542	603
Merit Medical Systems Inc *	46,491	2,922
Natera Inc *	15,640	1,430
Nevro Corp *	6,188	539
NextGen Healthcare Inc *	67,400	1,045
Omnicell Inc *	41,457	7,338
Option Care Health Inc *	48,400	1,225
Precision BioSciences Inc *(A)	23,449	212
Prestige Consumer Healthcare Inc *	22,419	1,254
Privia Health Group Inc *	19,142	442
Progyny Inc *	76,500	3,884
Quest Diagnostics Inc	21,809	3,242
Quidel Corp *	9,322	1,376
REGENXBIO Inc *	30,900	989
Relay Therapeutics Inc *	15,348	452
Repligen Corp *	21,555	6,176
Select Medical Holdings Corp	27,302	733
Sotera Health Co *	39,937	852
SpringWorks Therapeutics Inc *	8,146	585
STERIS PLC	31,244	6,828
Syneos Health Inc, Cl A *	66,881	6,498
Talis Biomedical Corp *(A)	29,278	137
Tenet Healthcare Corp *	16,231	1,183
Travere Therapeutics Inc *	38,500	1,099
uniQure *	33,600	936
United Therapeutics Corp *	20,058	3,801
Universal Health Services Inc, Cl B	11,800	1,401
US Physical Therapy Inc	9,300	800
Varex Imaging Corp *	42,040	1,200
Veracyte Inc *	47,295	1,962
Viking Therapeutics Inc *(A)	98,894	525
Vir Biotechnology Inc *	33,600	1,593
Xencor Inc *	27,379	992

		127,531
Industrials — 17.6%
ABM Industries Inc	117,780	5,300
Acuity Brands Inc	9,400	1,893
ACV Auctions Inc, Cl A *	48,369	1,024
AGCO Corp	20,900	2,303
Air Lease Corp, Cl A	60,174	2,442
Albany International Corp, Cl A	13,700	1,109
Allegiant Travel Co, Cl A *	11,605	2,010
Allison Transmission Holdings Inc, Cl A	116,341	4,024
Apogee Enterprises Inc	31,100	1,284
Applied Industrial Technologies Inc	11,182	1,063

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ArcBest Corp	26,204	$2,701
Atkore Inc *	56,366	6,003
Atlas Air Worldwide Holdings Inc *	14,445	1,265
Beacon Roofing Supply Inc *	21,934	1,095
BlueLinx Holdings Inc *	15,500	1,093
Boise Cascade Co	15,331	994
BWX Technologies Inc	103,765	4,950
Carlisle Cos Inc	17,196	3,873
CH Robinson Worldwide Inc	20,347	1,935
Cimpress PLC *	9,358	728
Clean Harbors Inc *	12,478	1,266
Colfax Corp *	119,061	5,529
CoreCivic Inc *‡	62,100	669
Crane Co	14,800	1,429
Deluxe Corp	26,200	887
EMCOR Group Inc	9,471	1,130
Ennis Inc	45,100	858
Exponent Inc	55,987	6,522
Federal Signal Corp	32,070	1,361
Forward Air Corp	12,435	1,228
GATX Corp	11,400	1,123
Genco Shipping & Trading Ltd	29,787	459
Generac Holdings Inc *	13,829	5,825
GFL Environmental Inc	57,776	2,230
GXO Logistics Inc *	34,262	3,291
Heartland Express Inc	17,525	293
Heidrick & Struggles International Inc	23,400	1,010
Helios Technologies Inc	54,879	5,506
Herc Holdings Inc	39,315	6,701
Hub Group Inc, Cl A *	13,900	1,080
Huntington Ingalls Industries Inc	19,889	3,530
Interface Inc, Cl A	60,500	863
JetBlue Airways Corp *	61,600	827
John Bean Technologies Corp	18,486	2,916
Kaman Corp	40,623	1,503
KAR Auction Services Inc *	205,867	3,086
Kforce Inc	14,679	1,125
Kirby Corp *	21,005	1,097
Korn Ferry	14,500	1,055
Landstar System Inc	18,782	3,166
ManpowerGroup Inc	14,300	1,282
ManTech International Corp/VA, Cl A	32,136	2,184
Matson Inc	32,341	2,637
Matthews International Corp, Cl A	14,565	505
Meritor Inc *	47,500	1,201
Middleby Corp/The *	9,004	1,573
MSC Industrial Direct Co Inc, Cl A	42,320	3,331
MYR Group Inc *	11,973	1,325
Nordson Corp	11,172	2,840
NOW Inc *	123,000	1,028
Oshkosh Corp	8,300	893
Owens Corning	18,500	1,570

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Quad/Graphics Inc, Cl A *(A)	86,600	$348
Ritchie Bros Auctioneers Inc	35,773	2,428
Ryder System Inc	15,400	1,279
Sensata Technologies Holding PLC *	44,996	2,506
SkyWest Inc *	13,600	533
Snap-on Inc	20,292	4,178
Standex International Corp	28,238	2,909
Sterling Check Corp *	21,081	501
Tennant Co	18,573	1,461
Tetra Tech Inc	15,242	2,815
Textainer Group Holdings Ltd	29,400	960
Timken Co/The	12,700	836
Titan Machinery Inc *	39,202	1,303
Trex Co Inc *	16,808	2,232
TriNet Group Inc *	26,664	2,674
Trinity Industries Inc	57,086	1,513
Triton International Ltd	61,892	3,464
UFP Industries Inc	54,996	4,580
UniFirst Corp/MA	12,756	2,445
Vectrus Inc *	12,800	536
WillScot Mobile Mini Holdings Corp, Cl A *	169,600	6,460
Woodward Inc	4,818	510
XPO Logistics Inc *	34,069	2,468

		183,962
Information Technology — 16.2%
8x8 Inc *	61,418	1,324
ACI Worldwide Inc *	118,590	3,456
Alarm.com Holdings Inc *	12,800	1,021
Alpha & Omega Semiconductor Ltd *	36,797	1,807
Amdocs Ltd	22,600	1,578
Amkor Technology Inc	104,400	2,251
Anaplan Inc *	12,752	546
Arrow Electronics Inc *	18,900	2,299
AudioCodes Ltd	96,654	3,350
Avalara Inc *	9,332	1,303
Azenta Inc	48,270	5,459
Badger Meter Inc	15,910	1,629
Belden Inc	41,116	2,536
Blackbaud Inc *	13,900	1,049
Broadridge Financial Solutions Inc	16,951	2,857
ChannelAdvisor Corp *	15,261	382
Cirrus Logic Inc *	10,700	858
CMC Materials Inc	23,852	3,168
Cognex Corp	22,913	1,770
Cognyte Software Ltd *	30,484	621
Consensus Cloud Solutions Inc *	13,369	837
CTS Corp	31,382	1,093
Diodes Inc *	11,933	1,269
Ebix Inc (A)	21,500	657
Euronet Worldwide Inc *	31,538	3,197
EVERTEC Inc	23,036	967
ExlService Holdings Inc *	11,574	1,503

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Extreme Networks Inc *	98,700	$1,332
GLOBALFOUNDRIES Inc *(A)	25,000	1,731
Grid Dynamics Holdings Inc *	130,000	5,100
Insight Enterprises Inc *	8,200	809
Jabil Inc	42,700	2,496
Jack Henry & Associates Inc	18,251	2,767
Juniper Networks Inc	34,500	1,074
KnowBe4 Inc, Cl A *(A)	21,741	490
Kulicke & Soffa Industries Inc	82,560	4,760
Littelfuse Inc	26,340	7,862
Mandiant Inc *	33,399	567
Maximus Inc	31,630	2,386
Mimecast Ltd *	31,486	2,550
Momentive Global Inc *	60,587	1,238
N-able Inc *(A)	74,926	884
NCR Corp *	34,900	1,358
New Relic Inc *	13,388	1,484
Nova Ltd *(A)	46,235	5,943
Novanta Inc *	32,207	5,200
Nuance Communications Inc *	20,391	1,131
ON Semiconductor Corp *	46,860	2,879
PAR Technology Corp *(A)	28,695	1,503
Perficient Inc *	10,405	1,426
Ping Identity Holding Corp *	42,400	1,009
Power Integrations Inc	39,797	3,981
Progress Software Corp	22,500	1,090
Qualys Inc *	9,300	1,212
Sanmina Corp *	25,300	924
Seagate Technology Holdings PLC	27,000	2,772
Silicon Motion Technology Corp ADR	82,031	5,663
SMART Global Holdings Inc *	21,500	1,226
Smartsheet Inc, Cl A *	10,664	682
SolarWinds Corp *	31,427	453
Sprout Social Inc, Cl A *	35,180	3,929
SPS Commerce Inc *	34,462	4,859
Sumo Logic Inc *	34,007	481
Super Micro Computer Inc *	27,500	1,138
Switch Inc, Cl A	115,869	3,169
TaskUS Inc, Cl A *(A)	64,015	2,852
TD SYNNEX Corp	10,700	1,107
Teledyne Technologies Inc *	5,113	2,123
Tenable Holdings Inc *	14,691	726
Trimble Inc *	16,719	1,436
TTEC Holdings Inc	10,095	852
TTM Technologies Inc *	68,500	944
Ultra Clean Holdings Inc *	38,732	2,123
Universal Display Corp	17,837	2,552
Varonis Systems Inc, Cl B *	69,945	3,624
Verint Systems Inc *	72,842	3,467
Veritone Inc *(A)	48,000	1,231
Verra Mobility Corp, Cl A *	71,000	1,022
Viavi Solutions Inc *	188,430	2,791

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vishay Intertechnology Inc	87,019	$1,772
Western Union Co/The	32,400	513
Xerox Holdings Corp	43,900	809
Zendesk Inc *	17,151	1,751

		170,040
Materials — 5.8%
Ashland Global Holdings Inc	39,249	3,967
Axalta Coating Systems Ltd *	139,371	4,226
Berry Global Group Inc *	31,500	2,175
Cabot Corp	34,300	1,800
Celanese Corp, Cl A	16,000	2,422
Chemours Co/The	29,500	876
Commercial Metals Co	30,446	941
Eastman Chemical Co	7,500	782
FMC Corp	52,609	5,271
Graphic Packaging Holding Co	37,323	737
Greif Inc, Cl A	19,116	1,160
Huntsman Corp	48,000	1,521
Materion Corp	13,712	1,161
Mosaic Co/The	51,060	1,747
O-I Glass Inc, Cl I *	89,400	990
Orion Engineered Carbons SA	54,509	957
Quaker Chemical Corp (A)	12,479	2,843
Ranpak Holdings Corp, Cl A *	109,100	4,324
Reliance Steel & Aluminum Co	32,271	4,797
Schweitzer-Mauduit International Inc	22,500	646
Sensient Technologies Corp	11,300	1,099
Silgan Holdings Inc	168,264	6,978
Steel Dynamics Inc	13,000	777
Summit Materials Inc, Cl A *	89,015	3,320
Trinseo PLC	29,502	1,393
Tronox Holdings PLC	33,100	728
Valvoline Inc	22,900	780
Westrock Co	49,900	2,165

		60,583
Real Estate — 5.6%
Americold Realty Trust ‡	68,492	2,236
Brandywine Realty Trust ‡	80,600	1,036
Brixmor Property Group Inc ‡	69,700	1,585
Centerspace ‡	10,800	1,104
City Office REIT Inc ‡	72,700	1,213
Cushman & Wakefield PLC *	57,500	1,017
DiamondRock Hospitality Co *‡	91,000	793
EastGroup Properties Inc ‡	5,926	1,207
Four Corners Property Trust Inc ‡	37,100	1,002
Franklin Street Properties Corp ‡	150,900	869
Gaming and Leisure Properties Inc ‡	135,505	6,114
Howard Hughes Corp/The *	32,800	2,689
Independence Realty Trust Inc ‡	46,600	1,142
Industrial Logistics Properties Trust ‡	35,900	795

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Innovative Industrial Properties Inc, Cl A ‡(A)	12,984	$3,335
Iron Mountain Inc ‡	20,600	936
Kennedy-Wilson Holdings Inc	77,442	1,680
Kite Realty Group Trust ‡	118,608	2,386
Medical Properties Trust Inc ‡	301,328	6,415
National Storage Affiliates Trust ‡	24,860	1,526
Newmark Group Inc, Cl A	296,457	4,761
NexPoint Residential Trust Inc ‡	45,883	3,422
Office Properties Income Trust ‡	45,400	1,077
Omega Healthcare Investors Inc ‡	29,900	835
Pebblebrook Hotel Trust ‡	50,900	1,066
Piedmont Office Realty Trust Inc, Cl A ‡	55,300	961
RE/MAX Holdings Inc, Cl A	33,124	910
Retail Value Inc ‡	6,428	39
RPT Realty ‡	65,300	831
Sabra Health Care Inc ‡	81,500	1,054
Service Properties Trust ‡	48,500	413
SITE Centers Corp ‡	69,308	1,044
Tanger Factory Outlet Centers Inc ‡(A)	74,500	1,476
Uniti Group Inc ‡	71,260	946

		57,915
Utilities — 1.8%
Algonquin Power & Utilities Corp (A)	235,194	3,182
Chesapeake Utilities Corp	8,600	1,095
Clearway Energy Inc, Cl A	21,484	742
MDU Resources Group Inc	58,000	1,579
National Fuel Gas Co	20,600	1,191
NRG Energy Inc	59,700	2,151

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Otter Tail Corp	21,153	$1,383
Portland General Electric Co	17,615	857
Spire Inc	2,974	178
UGI Corp	93,186	3,844
Vistra Corp	104,200	2,072

		18,274
Total Common Stock
(Cost $765,381) ($ Thousands)		1,010,649

AFFILIATED PARTNERSHIP — 3.0%
SEI Liquidity Fund, L.P.
0.020% **†(C)	30,907,932	30,905

Total Affiliated Partnership
(Cost $30,908) ($ Thousands)		30,905

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	34,641,728	34,642

Total Cash Equivalent
(Cost $34,642) ($ Thousands)		34,642

Total Investments in Securities — 103.0%
(Cost $830,931) ($ Thousands)		$1,076,196

A list of the open futures contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Russell 2000 Index E-MINI	20	Dec-2021	$2,359	$2,197	$(162)
S&P Mid Cap 400 Index E-MINI	8	Dec-2021	2,296	2,165	(131)
			$4,655	$4,362	$(293)

Percentages are based on a Net Assets of $1,044,536 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2021 (see Note 12). The total market value of securities on loan at November 30, 2021, was $28,432 ($ Thousands).

(B)	Security is a Master Limited Partnership. At November 30, 2021, such securities amounted to $2,838 ($ Thousands), or 0.3% of Net Assets (See Note 2).
(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2021 was $30,905 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
REIT — Real Estate investment Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Small/Mid Cap Equity Fund (Concluded)

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,010,649	–	–	1,010,649
Affiliated Partnership	–	30,905	–	30,905
Cash Equivalent	34,642	–	–	34,642
Total Investments in Securities	1,045,291	30,905	–	1,076,196

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(292,919)	–	–	(292,919)
Total Other Financial Instruments	(292,919)	–	–	(292,919)

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$65,133	$134,375	$(168,597)	$6	$(12)	$30,905	30,907,932	$57	$—
SEI Daily Income Trust, Government Fund, Cl F	30,279	204,263	(199,900)	—	—	34,642	34,641,728	2	—
Totals	$95,412	$338,638	$(368,497)	$6	$(12)	$65,547		$59	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

U.S. Equity Factor Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.7%

Communication Services — 10.1%
Alphabet Inc, Cl A *	6,566	$18,634
Alphabet Inc, Cl C *	9,184	26,166
Altice USA Inc, Cl A *	90,452	1,433
AT&T Inc	388,868	8,878
Cars.com Inc *	47,977	800
Clear Channel Outdoor Holdings Inc, Cl A *	83,872	257
Comcast Corp, Cl A	106,619	5,329
IDT Corp, Cl B *	4,761	258
Interpublic Group of Cos Inc/The	82,237	2,729
John Wiley & Sons Inc, Cl A	1,114	58
Meta Platforms Inc, Cl A *	46,035	14,937
News Corp, Cl A	43,315	936
Omnicom Group Inc	63,439	4,270
Pinterest Inc, Cl A *	5,611	225
Sirius XM Holdings Inc	26,583	162
Verizon Communications Inc	209,141	10,514
Walt Disney Co/The	680	99
WideOpenWest Inc *	15,470	288
Ziff Davis Inc *	34,094	3,882

		99,855
Consumer Discretionary — 10.1%
Aaron's Co Inc/The	20,916	464
Academy Sports & Outdoors Inc *	6,204	277
Acushnet Holdings Corp	811	44
Amazon.com Inc *	4,960	17,395
AutoNation Inc *	10,679	1,323
AutoZone Inc *	1,921	3,491
Bath & Body Works Inc	33,489	2,516
Big 5 Sporting Goods Corp	14,495	344
Boot Barn Holdings Inc *	3,831	469
Boyd Gaming Corp *	18,163	1,064
Cato Corp/The, Cl A	13,754	226
Crocs Inc *	15,021	2,464
Domino's Pizza Inc	4,509	2,363
eBay Inc	75,626	5,102
Ethan Allen Interiors Inc	15,686	353
Foot Locker Inc	14,918	681
Ford Motor Co	191,040	3,666
Garmin Ltd	4,661	622
Genuine Parts Co	4,355	556
Goodyear Tire & Rubber Co/The *	24,238	487
Graham Holdings Co, Cl B	2,019	1,144
H&R Block Inc	135,618	3,212
Home Depot Inc/The	3,516	1,409
Kohl's Corp	61,198	3,135
Lennar Corp, Cl A	61,170	6,426
Lennar Corp, Cl B	10,490	900
Lowe's Cos Inc	5,098	1,247
Lululemon Athletica Inc *	3,030	1,377
Mattel Inc *	57,662	1,223

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NIKE Inc, Cl B	5,044	$854
OneWater Marine Inc, Cl A	5,918	303
O'Reilly Automotive Inc *	1,570	1,002
Oxford Industries Inc	4,521	432
Perdoceo Education Corp *	41,354	407
Pool Corp	1,198	664
PulteGroup Inc	59,654	2,984
Qurate Retail Inc	267,554	2,140
RH *	385	224
Shutterstock Inc	16,230	1,850
Smith & Wesson Brands Inc	36,220	824
Starbucks Corp	9,394	1,030
Sturm Ruger & Co Inc	11,242	806
Target Corp	39,605	9,657
Tempur Sealy International Inc	44,822	1,920
Tenneco Inc, Cl A *	45,818	481
Terminix Global Holdings Inc *	3,563	133
Tesla Inc *	1,186	1,358
TJX Cos Inc/The	40,322	2,798
Tractor Supply Co	3,540	798
Tri Pointe Homes Inc *	85,978	2,147
Vista Outdoor Inc *	45,933	2,006
Williams-Sonoma Inc	3,815	743
Winmark Corp	256	65
Yum! Brands Inc	7,195	884

		100,490
Consumer Staples — 8.4%
Albertsons Cos Inc, Cl A	122,428	4,308
Altria Group Inc	65,569	2,796
Andersons Inc/The	7,615	259
Archer-Daniels-Midland Co	12,378	770
Brown-Forman Corp, Cl A	1,350	89
Brown-Forman Corp, Cl B	5,741	404
Bunge Ltd	64,669	5,598
Casey's General Stores Inc	1,167	227
Church & Dwight Co Inc	6,850	612
Coca-Cola Co/The	21,465	1,126
Colgate-Palmolive Co	49,397	3,706
Costco Wholesale Corp	3,032	1,635
Estee Lauder Cos Inc/The, Cl A	6,009	1,995
Flowers Foods Inc	6,209	160
General Mills Inc	2,933	181
Herbalife Nutrition Ltd *	63,217	2,362
Hershey Co/The	7,198	1,278
Ingles Markets Inc, Cl A	10,913	838
Ingredion Inc	3,875	361
J M Smucker Co/The	33,717	4,264
Keurig Dr Pepper Inc	7,543	256
Kroger Co/The	253,204	10,516
Medifast Inc	785	161
Monster Beverage Corp *	16,795	1,407
PepsiCo Inc	30,243	4,832

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Philip Morris International Inc	34,971	$3,005
Procter & Gamble Co/The	99,571	14,396
SpartanNash Co	21,390	512
Sprouts Farmers Market Inc *	79,566	2,105
Tyson Foods Inc, Cl A	8,876	701
USANA Health Sciences Inc *	7,759	774
Vector Group Ltd	3,773	59
Village Super Market Inc, Cl A	2,624	56
Walgreens Boots Alliance Inc	14,046	629
Walmart Inc	79,547	11,187
WD-40 Co	415	93
Weis Markets Inc	2,111	133

		83,791
Energy — 1.0%
Arch Resources Inc	3,479	270
Chesapeake Energy Corp	36,325	2,163
Chevron Corp	8,624	973
ConocoPhillips	41,263	2,894
Continental Resources Inc/OK	19,333	857
EOG Resources Inc	6,108	531
Exxon Mobil Corp	6,380	382
Marathon Oil Corp	31,568	489
Oasis Petroleum Inc	2,228	267
PDC Energy Inc	9,169	462
Whiting Petroleum Corp *	11,526	746

		10,034
Financials — 13.4%
Affiliated Managers Group Inc	6,381	1,086
Aflac Inc	19,484	1,055
AGNC Investment Corp ‡	365,756	5,592
Allstate Corp/The	6,131	667
Ally Financial Inc	184,642	8,462
Amalgamated Financial Corp	9,146	155
American Financial Group Inc/OH	2,072	277
Ameriprise Financial Inc	753	218
Annaly Capital Management Inc ‡	237,668	1,925
Banco Latinoamericano de Comercio Exterior SA, Cl E	21,438	348
Bank of America Corp	5,050	225
Bank OZK	1,415	63
Berkshire Hathaway Inc, Cl B *	1,244	344
Blackstone Inc, Cl A	2,020	286
Brighthouse Financial Inc *	62,030	3,015
Brightsphere Investment Group Inc	16,134	485
Capital One Financial Corp	64,588	9,076
Carlyle Group Inc/The	48,284	2,641
Citigroup Inc	142,664	9,088
Civista Bancshares Inc	11,009	259
CNB Financial Corp/PA	10,802	285
Cohen & Steers Inc	2,437	219
Cowen Inc, Cl A	17,853	632

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Credit Acceptance Corp *	625	$391
Customers Bancorp Inc *	20,980	1,209
Discover Financial Services	7,342	792
Donegal Group Inc, Cl A	2,017	27
Donnelley Financial Solutions Inc *	29,693	1,387
Enova International Inc *	15,761	601
Fidelity National Financial Inc	7,871	385
Financial Institutions Inc	11,547	356
First BanCorp/Puerto Rico	47,472	631
First Bank/Hamilton NJ	363	5
First Financial Corp/IN	8,608	374
First Republic Bank/CA	2,741	575
Flushing Financial Corp	20,956	495
FS Bancorp Inc	3,023	98
Genworth Financial Inc, Cl A *	360,698	1,378
Goldman Sachs Group Inc/The	9,025	3,438
Greenlight Capital Re Ltd, Cl A *	19,286	130
Hanover Insurance Group Inc/The	1,192	145
Home Bancorp Inc	5,463	221
HomeStreet Inc	14,924	737
Houlihan Lokey Inc, Cl A	14,989	1,627
Independent Bank Corp/MI	15,396	347
Jefferies Financial Group Inc	48,044	1,806
JPMorgan Chase & Co	22,315	3,544
LendingClub Corp *	7,679	251
Luther Burbank Corp	12,416	171
Merchants Bancorp/IN	7,036	321
MFA Financial Inc ‡	361,695	1,552
Midland States Bancorp Inc	15,520	369
Moelis & Co, Cl A	17,890	1,097
Mr Cooper Group Inc *	50,787	1,994
Navient Corp	127,028	2,506
New York Community Bancorp Inc	303,442	3,635
OFG Bancorp	35,349	852
OneMain Holdings Inc, Cl A	75,641	3,766
Orrstown Financial Services Inc	7,781	182
Piper Sandler Cos	5,226	866
Popular Inc	64,752	5,039
Preferred Bank/Los Angeles CA	3,927	268
Prudential Financial Inc	45,305	4,633
Redwood Trust Inc ‡	97,512	1,250
Regions Financial Corp	167,290	3,806
S&P Global Inc	4,297	1,958
Santander Consumer USA Holdings Inc	49,521	2,068
Sculptor Capital Management Inc, Cl A (A)	15,313	277
SiriusPoint Ltd *	55,748	429
SLM Corp	238,871	4,247
South Plains Financial Inc	7,573	189
Stewart Information Services Corp	8,686	619
Stifel Financial Corp	6,797	483
Synchrony Financial	218,760	9,798
T Rowe Price Group Inc	13,079	2,615

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Travelers Cos Inc/The	4,395	$646
W R Berkley Corp	24,640	1,888
Washington Federal Inc	9,187	299
Waterstone Financial Inc	15,851	329
Wells Fargo & Co	154,670	7,390

		132,895
Health Care — 14.6%
Abbott Laboratories	3,302	415
AbbVie Inc	28,501	3,286
Agilent Technologies Inc	1,395	211
Alector Inc *	10,115	209
Align Technology Inc *	385	235
AmerisourceBergen Corp, Cl A	52,527	6,080
Amgen Inc	26,481	5,266
AMN Healthcare Services Inc *	4,905	559
Amneal Pharmaceuticals Inc *	82	—
Avantor Inc *	15,421	609
Bristol-Myers Squibb Co	92,978	4,986
Bruker Corp	8,079	654
Cardinal Health Inc	144,862	6,697
Catalent Inc *	6,412	825
Cerner Corp	9,240	651
CorVel Corp *	2,004	377
Cross Country Healthcare Inc *	10,596	277
CVS Health Corp	106,856	9,517
Danaher Corp	19,118	6,149
DaVita Inc *	53,198	5,027
Edwards Lifesciences Corp *	962	103
Eli Lilly & Co	2,886	716
Endo International PLC *	150,344	842
Gilead Sciences Inc	78,049	5,380
HCA Healthcare Inc	12,548	2,831
Henry Schein Inc *	4,268	303
Hologic Inc *	84,414	6,308
Horizon Therapeutics Plc *	14,572	1,512
IDEXX Laboratories Inc *	2,405	1,462
IQVIA Holdings Inc *	1,924	499
Johnson & Johnson	41,471	6,467
Laboratory Corp of America Holdings *	19,108	5,452
McKesson Corp	52,247	11,325
Medpace Holdings Inc *	2,998	622
Medtronic PLC	21,257	2,268
Merit Medical Systems Inc *	5,963	375
Mettler-Toledo International Inc *	691	1,046
Moderna Inc *	800	282
Option Care Health Inc *	10,131	256
Organon & Co	100,664	2,942
Pfizer Inc	194,944	10,474
Prestige Consumer Healthcare Inc *	4,745	266
Quest Diagnostics Inc	35,992	5,351
Regeneron Pharmaceuticals Inc *	4,232	2,694
ResMed Inc	385	98

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Senseonics Holdings Inc *	127,539	$401
STAAR Surgical Co *	5,130	488
Tenet Healthcare Corp *	29,921	2,180
Thermo Fisher Scientific Inc	8,564	5,420
United Therapeutics Corp *	32,367	6,134
UnitedHealth Group Inc	8,336	3,703
Veeva Systems Inc, Cl A *	2,677	757
Vertex Pharmaceuticals Inc *	6,925	1,295
Viatris Inc, Cl W *	115,509	1,422
Waters Corp *	1,874	615
Zoetis Inc, Cl A	2,693	598

		144,917
Industrials — 6.2%
3M Co	4,292	730
A O Smith Corp	4,028	318
ArcBest Corp	4,793	494
Atlas Air Worldwide Holdings Inc *	20,030	1,755
Builders FirstSource Inc *	5,851	406
CACI International Inc, Cl A *	6,492	1,684
Caesarstone Ltd	15,065	168
Carlisle Cos Inc	8,450	1,903
CH Robinson Worldwide Inc	4,005	381
Cintas Corp	2,104	888
Costamare Inc	36,048	433
Crane Co	7,566	730
Deere & Co	9,570	3,307
Donaldson Co Inc	543	31
Dover Corp	4,114	674
Eagle Bulk Shipping Inc	6,091	244
Emerson Electric Co	3,302	290
Encore Wire Corp	15,914	2,235
Expeditors International of Washington Inc	52,889	6,432
FTI Consulting Inc *	470	69
Genco Shipping & Trading Ltd	21,855	337
Graco Inc	5,055	368
GrafTech International Ltd	28,929	337
Herc Holdings Inc	1,988	339
Honeywell International Inc	3,235	654
IDEX Corp	2,336	525
Illinois Tool Works Inc	4,044	939
Johnson Controls International plc	22,032	1,647
Kadant Inc	914	214
Kforce Inc	2,164	166
Korn Ferry	15,614	1,136
L3Harris Technologies Inc	3,381	707
Landstar System Inc	1,203	203
Lennox International Inc	1,018	315
Lockheed Martin Corp	1,976	659
ManpowerGroup Inc	30,130	2,701
Masco Corp	65,458	4,314
MSC Industrial Direct Co Inc, Cl A	1,327	104
Mueller Industries Inc	6,140	340

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nielsen Holdings PLC	250,125	$4,792
Nordson Corp	1,814	461
Northrop Grumman Corp	4,208	1,468
Pentair PLC	5,133	378
Preformed Line Products Co	2,111	133
Robert Half International Inc	40,656	4,520
Rollins Inc	6,919	230
RR Donnelley & Sons Co *	49,094	518
Ryder System Inc	36,537	3,036
Safe Bulkers Inc *	39,276	142
Schneider National Inc, Cl B	12,954	319
Science Applications International Corp	7,086	594
Simpson Manufacturing Co Inc	1,174	135
Snap-on Inc	1,713	353
Toro Co/The	3,348	337
TransUnion	946	105
TrueBlue Inc *	10,356	270
United Parcel Service Inc, Cl B	12,055	2,391
Waste Management Inc	4,889	786
Watts Water Technologies Inc, Cl A	796	150
WillScot Mobile Mini Holdings Corp, Cl A *	29,015	1,105
Zurn Water Solutions Corp	6,172	216

		61,616
Information Technology — 30.0%
A10 Networks Inc	6,797	105
Accenture PLC, Cl A	25,631	9,160
Adobe Inc *	1,502	1,006
Advanced Micro Devices Inc *	2,437	386
Alpha & Omega Semiconductor Ltd *	14,331	704
Amdocs Ltd	39,519	2,759
Amkor Technology Inc	71,609	1,544
Amphenol Corp, Cl A	9,722	783
Apple Inc	301,318	49,808
Applied Materials Inc	24,703	3,636
Arista Networks Inc *	7,134	885
Arrow Electronics Inc *	59,124	7,192
Atlassian Corp PLC, Cl A *	2,969	1,117
Automatic Data Processing Inc	2,770	640
Avaya Holdings Corp *	59,773	1,164
Avid Technology Inc *	18,011	577
Avnet Inc	85,213	3,091
BM Technologies Inc *	656	8
Box Inc, Cl A *	4,570	107
Cadence Design Systems Inc *	18,416	3,268
CDK Global Inc	64,919	2,508
Cirrus Logic Inc *	4,736	380
Cisco Systems Inc/Delaware	16,749	918
Citrix Systems Inc	9,263	745
Cognizant Technology Solutions Corp, Cl A	59,252	4,621
CommScope Holding Co Inc *	50,791	506
CommVault Systems Inc *	8,840	556
Consensus Cloud Solutions Inc *	46	3

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Crowdstrike Holdings Inc, Cl A *	1,063	$231
CSG Systems International Inc	1,008	53
Dell Technologies Inc, Cl C *	12,984	733
Diebold Nixdorf Inc *	50,409	409
DocuSign Inc, Cl A *	7,244	1,785
Dolby Laboratories Inc, Cl A	18,897	1,576
Dropbox Inc, Cl A *	23,389	576
Dynatrace Inc *	3,719	234
EPAM Systems Inc *	5,466	3,326
EVERTEC Inc	6,589	277
F5 Inc *	7,200	1,639
Fair Isaac Corp *	4,077	1,440
Fiserv Inc *	11,173	1,078
Fortinet Inc *	27,928	9,275
Gartner Inc *	2,292	716
Genpact Ltd	5,836	282
Hewlett Packard Enterprise Co	216,569	3,108
HP Inc	350,602	12,369
Intel Corp	188,443	9,271
International Business Machines Corp	71,697	8,396
Intuit Inc	13,594	8,867
Jabil Inc	73,949	4,323
Keysight Technologies Inc *	4,414	858
KLA Corp	1,347	550
Kulicke & Soffa Industries Inc	18,083	1,043
Kyndryl Holdings Inc *	1,067	17
Lattice Semiconductor Corp *	6,204	471
Littelfuse Inc	882	263
Manhattan Associates Inc *	8,352	1,304
Marathon Digital Holdings Inc *	2,289	117
Microsoft Corp	185,483	61,319
Motorola Solutions Inc	3,513	889
NetApp Inc	32,238	2,865
NETGEAR Inc *	19,653	526
NortonLifeLock Inc	136,863	3,401
NVIDIA Corp	22,240	7,267
ON Semiconductor Corp *	51,234	3,147
Onto Innovation Inc *	14,379	1,354
Oracle Corp	163,179	14,807
Palo Alto Networks Inc *	3,246	1,775
Perficient Inc *	9,634	1,320
Photronics Inc *	44,042	582
Progress Software Corp	10,786	523
QUALCOMM Inc	42,197	7,619
Rambus Inc *	19,574	527
Rimini Street Inc *	31,040	205
Sanmina Corp *	18,090	661
SiTime Corp *	2,084	622
Skyworks Solutions Inc	4,184	634
SMART Global Holdings Inc *	11,958	682
Sprout Social Inc, Cl A *	3,104	347
SPS Commerce Inc *	3,655	515

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

U.S. Equity Factor Allocation Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TD SYNNEX Corp	1,780	$184
Texas Instruments Inc	4,696	903
Trade Desk Inc/The, Cl A *	1,924	199
Verint Systems Inc *	31,272	1,488
VeriSign Inc *	3,581	859
Visa Inc, Cl A	11,177	2,166
Vishay Intertechnology Inc	57,359	1,168
VMware Inc, Cl A	3,863	451
Western Union Co/The	289,023	4,572
Xerox Holdings Corp	45,443	837
Xperi Holding Corp	74,697	1,339

		298,517
Materials — 1.0%
AdvanSix Inc	8,015	363
Avery Dennison Corp	2,623	538
Crown Holdings Inc	19,832	2,098
Dow Inc	22,395	1,230
NewMarket Corp	193	64
Olin Corp	16,239	883
Reliance Steel & Aluminum Co	2,033	302
Sealed Air Corp	13,207	820
Sensient Technologies Corp	1,235	120
Sherwin-Williams Co/The	2,749	911
Silgan Holdings Inc	49,154	2,038
Sonoco Products Co	3,072	179
Steel Dynamics Inc	9,859	590

		10,136
Real Estate — 2.0%
Alexandria Real Estate Equities Inc ‡	552	110
Brixmor Property Group Inc ‡	11,670	265
CBRE Group Inc, Cl A *	30,250	2,891
Duke Realty Corp ‡	8,640	504
Easterly Government Properties Inc, Cl A ‡	8,176	171
EastGroup Properties Inc ‡	2,485	506
Equity Commonwealth *‡	58,348	1,485
Extra Space Storage Inc ‡	13,113	2,623
Independence Realty Trust Inc ‡	30,843	756
Jones Lang LaSalle Inc *	11,590	2,723
Marcus & Millichap Inc *	7,021	301
Newmark Group Inc, Cl A	44,084	708
Prologis Inc ‡	10,965	1,653
Realogy Holdings Corp *	76,082	1,156
Regency Centers Corp ‡	40,429	2,803
RPT Realty ‡	23,773	302
SITE Centers Corp ‡	36,694	553
Spirit Realty Capital Inc ‡	16,015	714

		20,224
Utilities — 0.9%
American Water Works Co Inc	3,511	592
Exelon Corp	133,863	7,059

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Otter Tail Corp	12,071	$789

		8,440
Total Common Stock
(Cost $717,709) ($ Thousands)		970,915

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	18,283,705	18,284

Total Cash Equivalent
(Cost $18,284) ($ Thousands)		18,284

Total Investments in Securities — 99.5%
(Cost $735,993) ($ Thousands)		$989,199

A list of the open futures contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	75	Dec-2021	$17,246	$17,123	$(123)

Percentages are based on Net Assets of $993,849 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)	Security is a Master Limited Partnership. At November 30, 2021, such securities amounted to $277 ($ Thousands), or 0.0% of the Net Assets of the Fund (See Note 2).

Cl — Class
Ltd. — Limited
PLC — Public Limited Company
S&P— Standard & Poor's
Ser — Series

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	970,915	–	–	970,915
Cash Equivalent	18,284	–	–	18,284
Total Investments in Securities	989,199	–	–	989,199

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(123)	–	–	(123)
Total Other Financial Instruments	(123)	–	–	(123)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$—	$165,425	$(147,141)	$—	$—	$18,284	18,283,705	$1	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.0%

Communication Services — 8.5%
Activision Blizzard Inc	30,877	$1,810
Advantage Solutions Inc *	9,840	71
Alphabet Inc, Cl A *	1,048	2,974
Alphabet Inc, Cl C *	1,182	3,368
AT&T Inc	419,100	9,568
Comcast Corp, Cl A	273,157	13,652
Electronic Arts Inc	18,476	2,295
John Wiley & Sons Inc, Cl A	14,291	743
Madison Square Garden Entertainment Corp *	4,528	299
Meta Platforms Inc, Cl A *	5,656	1,835
Netflix Inc *	3,370	2,163
New York Times Co/The, Cl A	28,840	1,370
Nippon Telegraph & Telephone Corp ADR	140,100	3,863
Omnicom Group Inc (A)	135,581	9,126
Ooma Inc *	6,431	121
Scholastic Corp	12,324	464
Shenandoah Telecommunications Co	1,244	32
SK Telecom Co Ltd ADR	86,124	3,962
United States Cellular Corp *	3,510	102
Verizon Communications Inc	443,377	22,289
ViacomCBS Inc, Cl B	9,437	292
World Wrestling Entertainment Inc, Cl A (A)	60,073	2,965

		83,364
Consumer Discretionary — 9.2%
Amazon.com Inc *	876	3,072
AutoZone Inc *	3,200	5,815
BorgWarner Inc	8,616	373
Canadian Tire Corp Ltd, Cl A	31,000	4,080
Chegg Inc *	7,448	207
Domino's Pizza Inc	1,304	684
Dorman Products Inc *	4,477	497
DR Horton Inc	49,600	4,846
eBay Inc	144,200	9,728
Frontdoor Inc *	11,468	396
Garmin Ltd	1,601	214
Gentex Corp	30,212	1,040
Graham Holdings Co, Cl B	397	225
Grand Canyon Education Inc *	28,733	2,082
H&R Block Inc	8,726	206
Honda Motor Co Ltd ADR	112,200	3,071
Murphy USA Inc	26,945	4,670
NIKE Inc, Cl B	31,120	5,267
Papa John's International Inc	3,824	466
Service Corp International/US	66,340	4,389
Smith & Wesson Brands Inc	3,662	83
Standard Motor Products Inc	8,097	405
Sturm Ruger & Co Inc	54,218	3,887
Target Corp	111,224	27,121
Terminix Global Holdings Inc *	12,341	461

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Toyota Motor Corp ADR (A)	37,800	$6,723
Winmark Corp	421	106

		90,114
Consumer Staples — 15.4%
Altria Group Inc	118,300	5,044
Archer-Daniels-Midland Co	66,300	4,125
BellRing Brands Inc, Cl A *(A)	13,661	294
BJ's Wholesale Club Holdings Inc *	4,671	309
Bunge Ltd	21,507	1,862
Calavo Growers Inc	4,653	189
Cal-Maine Foods Inc	16,306	588
Casey's General Stores Inc	7,422	1,442
Church & Dwight Co Inc	10,488	937
Coca-Cola Co/The	106,462	5,584
Coca-Cola Consolidated Inc	1,581	902
Colgate-Palmolive Co	90,775	6,810
Conagra Brands Inc (A)	182,100	5,563
Costco Wholesale Corp	10,317	5,565
Estee Lauder Cos Inc/The, Cl A	10,291	3,417
Flowers Foods Inc	148,806	3,842
Fresh Del Monte Produce Inc	10,012	248
General Mills Inc	198,501	12,262
Hershey Co/The	38,762	6,880
Hormel Foods Corp	65,945	2,730
Hostess Brands Inc, Cl A *	26,991	459
Ingles Markets Inc, Cl A	405	31
Ingredion Inc	32,800	3,055
Inter Parfums Inc	2,136	188
J & J Snack Foods Corp	4,511	616
J M Smucker Co/The	110,036	13,916
John B Sanfilippo & Son Inc	11,000	906
Kellogg Co (A)	154,926	9,478
Kimberly-Clark Corp	35,600	4,639
Kraft Heinz Co/The	199,900	6,719
Kroger Co/The	374,575	15,556
Lancaster Colony Corp	4,797	701
Landec Corp *	3,190	25
Medifast Inc	534	110
MGP Ingredients Inc (A)	2,947	230
Mondelez International Inc, Cl A	11,633	686
Natural Grocers by Vitamin Cottage Inc	14,948	192
Nu Skin Enterprises Inc, Cl A	5,553	244
PepsiCo Inc	12,260	1,959
PriceSmart Inc	6,275	450
Procter & Gamble Co/The	17,333	2,506
Seaboard Corp	79	307
Simply Good Foods Co/The *	16,897	625
Sprouts Farmers Market Inc *	9,272	245
Tattooed Chef Inc *(A)	15,054	242
Tootsie Roll Industries Inc	8,102	255
TreeHouse Foods Inc *	1,179	43
Tyson Foods Inc, Cl A	151,368	11,952

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Universal Corp/VA	11,214	$522
USANA Health Sciences Inc *	814	81
Utz Brands Inc	27,483	388
Vector Group Ltd	36,873	573
Village Super Market Inc, Cl A	1,361	29
Walmart Inc	24,351	3,424
WD-40 Co	1,641	368
Weis Markets Inc	12,273	773
Whole Earth Brands Inc *	18,298	193

		151,279
Energy — 0.5%
DHT Holdings Inc	11,963	66
DT Midstream Inc	15,500	711
Frontline Ltd/Bermuda *(A)	32,614	224
Kinder Morgan Inc	231,700	3,582

		4,583
Financials — 11.3%
Aflac Inc	226,200	12,247
Alerus Financial Corp	4,353	131
Allstate Corp/The	137,000	14,895
American Financial Group Inc/OH	32,000	4,276
Annaly Capital Management Inc ‡	364,500	2,952
Arbor Realty Trust Inc ‡	16,891	296
Argo Group International Holdings Ltd	8,827	479
Bank of New York Mellon Corp/The	155,100	8,498
Berkshire Hathaway Inc, Cl B *	62,310	17,241
Canadian Imperial Bank of Commerce	44,100	4,897
Cboe Global Markets Inc	27,304	3,521
Columbia Financial Inc *	23,626	431
Community Bank System Inc	3,109	220
Crawford & Co, Cl A	4,403	32
Dynex Capital Inc	35,220	589
Employers Holdings Inc	8,853	342
Erie Indemnity Co, Cl A	2,612	485
Everest Re Group Ltd	14,000	3,589
GoHealth Inc, Cl A *	92,740	328
HarborOne Bancorp Inc	23,691	329
Hartford Financial Services Group Inc/The	68,500	4,528
HCI Group Inc	1,812	200
Houlihan Lokey Inc, Cl A	6,177	670
Investors Bancorp Inc	423,000	6,298
Kearny Financial Corp/MD	36,823	468
KKR Real Estate Finance Trust Inc	2,675	55
Loblaw Cos Ltd	76,100	5,713
Marsh & McLennan Cos Inc	26,440	4,337
Mercury General Corp	20,919	1,067
MFA Financial Inc ‡	56,231	241
Moelis & Co, Cl A	381	23
Morningstar Inc	10,581	3,284
National Bank Holdings Corp, Cl A	6,781	289
NI Holdings Inc *	2,526	47

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PCSB Financial Corp	13,466	$245
Redwood Trust Inc ‡	22,230	285
Safety Insurance Group Inc	3,875	299
South Plains Financial Inc	4,990	125
Stewart Information Services Corp	6,971	497
US Bancorp	74,500	4,123
Waterstone Financial Inc	14,876	309
White Mountains Insurance Group Ltd	1,495	1,499

		110,380
Health Care — 17.6%
AbbVie Inc	118,057	13,610
AdaptHealth Corp, Cl A *	6,659	131
Alkermes PLC *	10,469	229
Amgen Inc	44,700	8,890
Amphastar Pharmaceuticals Inc *	30,832	603
Baxter International Inc	43,698	3,259
BioDelivery Sciences International Inc *	15,740	44
Biogen Inc *	3,522	830
Bristol-Myers Squibb Co	361,057	19,364
Cerner Corp	67,441	4,751
Citius Pharmaceuticals Inc *(A)	99,788	169
CVS Health Corp	148,374	13,214
Danaher Corp	2,454	789
Eagle Pharmaceuticals Inc/DE *	4,043	193
Gilead Sciences Inc	226,380	15,604
Harvard Bioscience Inc *	11,820	79
HealthStream Inc *	11,114	258
Henry Schein Inc *	23,535	1,672
Horizon Therapeutics Plc *	10,295	1,068
InfuSystem Holdings Inc *	1,993	33
Ironwood Pharmaceuticals Inc, Cl A *	31,445	349
iTeos Therapeutics Inc *	8,743	309
Johnson & Johnson	105,453	16,443
Joint Corp/The *	2,455	196
LeMaitre Vascular Inc	703	33
Merck & Co Inc	333,635	24,993
Moderna Inc *	2,869	1,011
Natus Medical Inc *	5,593	126
Oak Street Health Inc *	27,719	858
Omnicell Inc *	3,825	677
Organogenesis Holdings Inc, Cl A *	1,535	15
Organon & Co	28,260	826
Orthofix Medical Inc *	9,253	283
Pacira BioSciences Inc *	5,219	275
Patterson Cos Inc	12,473	393
Pfizer Inc	413,608	22,223
Phibro Animal Health Corp, Cl A	1,580	31
Premier Inc, Cl A	76,188	2,824
Prestige Consumer Healthcare Inc *	10,027	561
QIAGEN NV *	29,525	1,628
Quest Diagnostics Inc	28,100	4,178
Regeneron Pharmaceuticals Inc *	2,010	1,279

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sharps Compliance Corp *	16,939	$125
SIGA Technologies Inc *	33,700	275
Stereotaxis Inc *	17,115	100
United Therapeutics Corp *	23,360	4,427
Vanda Pharmaceuticals Inc *	14,714	238
Viemed Healthcare Inc *	25,089	127
Vocera Communications Inc *	1,480	86
West Pharmaceutical Services Inc	7,127	3,155
XBiotech Inc *(A)	10,628	134

		172,968
Industrials — 9.5%
3M Co	71,598	12,174
Allison Transmission Holdings Inc, Cl A	161,500	5,586
AZZ Inc	1,637	85
Booz Allen Hamilton Holding Corp, Cl A	1,213	102
BWX Technologies Inc	5,736	274
CACI International Inc, Cl A *	16,400	4,255
CBIZ Inc *	11,556	416
CH Robinson Worldwide Inc	50,772	4,828
Cummins Inc	28,900	6,062
Encore Wire Corp	612	86
Expeditors International of Washington Inc	42,925	5,221
Exponent Inc	1,937	226
Forward Air Corp	4,544	449
FTI Consulting Inc *	9,058	1,323
General Dynamics Corp	42,944	8,115
Huntington Ingalls Industries Inc	26,172	4,646
JB Hunt Transport Services Inc	11,336	2,167
Kforce Inc	3,104	238
Korn Ferry	2,697	196
Landstar System Inc	5,128	864
Lockheed Martin Corp	24,127	8,042
Miller Industries Inc/TN	2,341	77
Northrop Grumman Corp	31,628	11,032
Old Dominion Freight Line Inc	2,453	871
Otis Worldwide Corp	15,095	1,214
Republic Services Inc, Cl A	31,100	4,113
Rollins Inc	59,838	1,991
Snap-on Inc	23,500	4,839
Toro Co/The	31,701	3,188
TrueBlue Inc *	865	22
Werner Enterprises Inc	6,991	315

		93,017
Information Technology — 17.0%
A10 Networks Inc	11,244	173
Adobe Inc *	4,382	2,935
Amdocs Ltd	224,539	15,677
Autodesk Inc *	3,818	971
Avnet Inc	73,800	2,677
Broadridge Financial Solutions Inc	8,635	1,456
BTRS Holdings Inc *	23,035	172

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Canon Inc ADR (A)	94,900	$2,088
Cisco Systems Inc/Delaware	351,631	19,283
CommVault Systems Inc *	5,839	367
CSG Systems International Inc	110,172	5,807
Dell Technologies Inc, Cl C *	38,100	2,152
DocuSign Inc, Cl A *	4,858	1,197
Dolby Laboratories Inc, Cl A	10,643	888
Dropbox Inc, Cl A *	57,055	1,404
F5 Inc *	36,901	8,398
Intel Corp	387,900	19,085
International Business Machines Corp	115,600	13,537
Jack Henry & Associates Inc	4,528	687
Juniper Networks Inc	318,580	9,917
Kyndryl Holdings Inc *	23,120	365
Maximus Inc	3,913	295
Microsoft Corp	12,152	4,017
NortonLifeLock Inc	105,903	2,632
Oracle Corp	302,300	27,431
OSI Systems Inc *	3,312	301
Paya Holdings Inc *	2,429	16
Progress Software Corp	10,717	519
Sapiens International Corp NV	18,438	654
Seagate Technology Holdings PLC	81,800	8,398
SPS Commerce Inc *	3,100	437
Tucows Inc, Cl A *(A)	2,792	227
Tyler Technologies Inc *	210	109
VMware Inc, Cl A *	16,787	1,960
Western Union Co/The	625,043	9,888

		166,120
Materials — 4.0%
AptarGroup Inc	23,464	2,806
Balchem Corp	3,963	626
Berry Global Group Inc *	102,600	7,085
NewMarket Corp	17,553	5,815
Newmont Corp	145,700	8,002
Novagold Resources Inc *	30,250	204
Sealed Air Corp	67,600	4,199
Sherwin-Williams Co/The	13,311	4,409
Silgan Holdings Inc	147,500	6,117

		39,263
Real Estate — 2.3%
Acadia Realty Trust ‡	5,921	120
Agree Realty Corp ‡	6,974	471
Brandywine Realty Trust ‡	270,500	3,476
City Office REIT Inc ‡	10,344	172
Easterly Government Properties Inc, Cl A ‡	6,738	141
Equity Commonwealth *‡	34,132	869
Extra Space Storage Inc ‡	7,319	1,464
Forestar Group Inc *	3,395	67
Healthcare Realty Trust Inc ‡	8,491	266
Iron Mountain Inc ‡(A)	160,400	7,289

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
National Storage Affiliates Trust ‡	5,114	$314
Plymouth Industrial REIT Inc ‡	8,480	252
Postal Realty Trust Inc, Cl A ‡	1,137	20
PS Business Parks Inc ‡	1,932	338
Public Storage ‡	18,582	6,083
Retail Opportunity Investments Corp ‡	11,645	204
RMR Group Inc/The, Cl A	3,079	101
RPT Realty ‡	11,372	145
SITE Centers Corp ‡	9,138	138
Terreno Realty Corp ‡	7,169	546
Urban Edge Properties ‡	4,305	74
Urstadt Biddle Properties Inc, Cl A ‡	7,797	147

		22,697
Utilities — 3.7%
American States Water Co	3,789	357
Artesian Resources Corp, Cl A	1,536	66
Cadiz Inc *	23,583	96
California Water Service Group	8,964	565
Chesapeake Utilities Corp	5,723	729
DTE Energy Co	31,000	3,359
Entergy Corp	33,400	3,351
Evergy Inc	206,600	13,078
Global Water Resources Inc	1,925	33
Hawaiian Electric Industries Inc	40,227	1,528
National Fuel Gas Co	65,600	3,792
Northwest Natural Holding Co	4,441	192
ONE Gas Inc	2,145	139
Portland General Electric Co	114,985	5,596
Pure Cycle Corp *	12,901	188
Southwest Gas Holdings Inc	325	21
UGI Corp	79,500	3,279
Via Renewables Inc, Cl A	4,577	51

		36,420
Total Common Stock
(Cost $763,966) ($ Thousands)		970,205

AFFILIATED PARTNERSHIP — 3.3%
SEI Liquidity Fund, L.P.
0.020% **†(B)	32,475,909	32,476

Total Affiliated Partnership
(Cost $32,480) ($ Thousands)		32,476

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	13,313,874	$13,314

Total Cash Equivalent
(Cost $13,314) ($ Thousands)		13,314

Total Investments in Securities — 103.7%
(Cost $809,760) ($ Thousands)		$1,015,995

Percentages are based on Net Assets of $979,901 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2021 (see Note 12). The total market value of securities on loan at November 30, 2021 was $29,420 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2021 was $32,476 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company

The following is a list of the level of inputs used as of November 30, 2021 , in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	970,205	–	–	970,205
Affiliated Partnership	–	32,476	–	32,476
Cash Equivalent	13,314	–	–	13,314
Total Investments in Securities	983,519	32,476	–	1,015,995

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

U.S. Managed Volatility Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$32,350	$85,200	$(85,068)	$1	$(7)	$32,476	32,475,909	$14	$—
SEI Daily Income Trust, Government Fund, Cl F	20,511	155,888	(163,085)	—	—	$13,314	13,313,874	1	—
Totals	$52,861	$241,088	$(248,153)	$1	$(7)	$45,790		$15	$-

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.0%
Australia — 0.5%
AGL Energy Ltd	1,205,000	$4,572
Aristocrat Leisure Ltd	10,913	336
Coles Group Ltd	470,512	5,972
Sonic Healthcare Ltd	8,073	243
Telstra Corp Ltd	65,492	188
		11,311
Austria — 0.0%
Oberbank AG	175	18
Oesterreichische Post AG	6,377	263
Telekom Austria AG, Cl A	38,558	322
		603
Belgium — 0.6%
Ageas SA/NV	111,600	5,713
Etablissements Franz Colruyt NV	159,986	7,435
Proximus SADP	22,623	408
Sofina	649	299
Solvay SA	4,558	504
Warehouses De Pauw CVA ‡	10,748	495
		14,854
Canada — 5.0%
Alimentation Couche-Tard Inc, Cl B	233,300	8,511
Bank of Montreal	52,300	5,424
Bank of Nova Scotia/The	106,000	6,592
Canadian Imperial Bank of Commerce	116,400	12,926
Canadian Tire Corp Ltd, Cl A	71,000	9,345
Cogeco Communications Inc	58,200	4,429
Constellation Software Inc/Canada	800	1,356
Empire Co Ltd, Cl A	70,600	2,016
Fairfax Financial Holdings Ltd	2,100	928
George Weston Ltd	109,314	11,489
Great-West Lifeco Inc (A)	172,100	4,975
Hydro One Ltd	42,600	1,037
Loblaw Cos Ltd	380,851	28,591
Metro Inc/CN, Cl A	166,234	7,900
North West Co Inc/The	1,369	36
Power Corp of Canada	210,100	6,749
Quebecor Inc, Cl B	252,200	5,589
Toronto-Dominion Bank/The	83,300	5,854
		123,747
Denmark — 1.5%
AP Moller - Maersk A/S, Cl A	297	842
AP Moller - Maersk A/S, Cl B	1,164	3,473
Carlsberg AS, Cl B	46,801	7,222
Coloplast A/S, Cl B	41,901	6,790
Danske Bank A/S	92,684	1,515
Demant A/S *	10,822	512
DSV A/S	8,957	1,931
Genmab A/S *	4,721	1,816
Novo Nordisk A/S, Cl B	110,546	11,794
Novozymes A/S, Cl B	13,720	1,030

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Schouw & Co A/S	2,853	$229
		37,154
Finland — 0.4%
Aspo Oyj	27	–
Elisa Oyj, Cl A	9,955	593
Fortum Oyj	25,676	733
Kesko Oyj, Cl B	63,545	1,982
Nokia Oyj	160,740	898
Orion Oyj, Cl B	44,241	1,808
TietoEVRY Oyj	147,700	4,280
		10,294
France — 2.2%
Axway Software	762	24
BioMerieux	8,963	1,264
Boiron SA	56	2
Carrefour SA	425,686	6,983
Dassault Systemes	6,275	376
Electricite de France SA	81,365	1,136
Eurofins Scientific SE	32,339	4,120
Fountaine Pajot SA	344	45
Ipsen SA	4,128	400
La Francaise des Jeux SAEM	18,567	854
L'Oreal SA	275	123
Orange SA	680,000	7,268
Pernod Ricard SA	11,845	2,697
Remy Cointreau SA	2,137	499
Sanofi	195,271	18,453
Societe BIC SA	77,200	3,954
Stef	149	18
TotalEnergies SE	133,400	6,098
		54,314
Germany — 2.2%
Allianz SE	16,900	3,651
Bayerische Motoren Werke AG	45,600	4,338
Deutsche Telekom AG	848,467	14,889
E.ON SE	814,800	9,989
Freenet AG	266,100	6,719
Henkel AG & Co KGaA	18,928	1,395
Knorr-Bremse AG	39,673	3,916
LEG Immobilien	2,141	298
McKesson Europe AG	1,563	42
Merck KGaA	17,841	4,395
QIAGEN NV *	23,035	1,270
Scout24 SE	17,584	1,163
Siemens Healthineers AG	18,302	1,324
Uniper SE	8,108	350
United Internet	7,091	261
		54,000
Hong Kong — 1.3%
Bank of East Asia	16,792	24
Cafe de Coral Holdings Ltd	22,000	39
Chinney Investments Ltd	88,000	17

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CITIC Telecom International Holdings Ltd	872,000	$293
CK Hutchison Holdings Ltd	755,500	4,729
CLP Holdings Ltd	829,680	8,128
Dah Sing Banking Group	58,680	50
Fountain SET Holdings Ltd	174,279	30
HK Electric Investments & HK Electric Investments Ltd	2,671,521	2,616
HKT Trust & HKT Ltd	4,081,686	5,537
Hong Kong & China Gas Co Ltd	1,272,372	1,898
Kerry Logistics Network	117,465	334
Langham Hospitality Investments and Langham Hospitality Investments Ltd	196,500	22
Link ‡	29,700	257
PCCW Ltd	3,158,000	1,594
Plover Bay Technologies	144,000	76
Power Assets Holdings Ltd	466,500	2,807
Prosperity ‡	266,000	102
Regal Hotels International Holdings Ltd	46,000	18
SmarTone Telecommunications Holdings Ltd	153,344	82
Sun Hung Kai Properties Ltd	352,500	4,269
Transport International Holdings Ltd	13,200	22
VTech Holdings Ltd	62,233	514
Yue Yuen Industrial Holdings Ltd	22	–
		33,458
Ireland — 0.3%
Accenture PLC, Cl A	19,206	6,864
Kerry Group PLC, Cl A	7,797	951
		7,815
Israel — 1.2%
Bank Hapoalim BM	36,405	354
Bank Leumi Le-Israel BM	653,000	6,321
Bezeq The Israeli Telecommunication Corp Ltd *	538,491	766
Check Point Software Technologies Ltd *	146,644	16,323
Isracard Ltd	1	–
Neto ME Holdings Ltd	1,148	65
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	14,424	1,122
Shufersal Ltd	429,787	3,482
Strauss Group Ltd	34,839	1,024
ZIM Integrated Shipping Services Ltd	4,540	251
		29,708
Italy — 1.7%
A2A SpA	4,431,100	8,602
ACEA SpA	12,421	250
Assicurazioni Generali SpA	10,587	211
Credito Emiliano	12,722	82
DiaSorin SpA	18,765	3,984
Eni SpA	1,400,693	18,333
Ferrari NV	7,810	2,037
Hera SpA	1,296,740	4,965

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Iren SpA	795,339	$2,376
Italgas SpA	92,300	579
Newlat Food SpA *	12,678	89
Orsero SpA	4,664	58
Recordati SpA	9,376	585
		42,151
Japan — 9.6%
Achilles Corp	2,300	24
Aeon Hokkaido Corp	12,900	151
Ahjikan Co Ltd	5,308	39
Akita Bank	2,000	25
Aozora Bank Ltd	85,300	1,843
Araya Industrial Co Ltd	3,800	57
Arcs Co Ltd	32,800	595
Asante Inc	2,600	39
Astellas Pharma Inc	62,400	975
Atsugi Co Ltd	8,850	52
Belc Co Ltd	5,100	235
Bridgestone Corp	186,500	7,509
Calbee Inc	18,100	406
Canon Inc	308,500	6,738
Cawachi Ltd	26,600	505
C'BON COSMETICS Co Ltd	3,200	47
Choushimaru Co Ltd	7,894	76
Chukyo Bank Ltd/The	2,000	21
Computer Engineering & Consulting	14,200	154
Cosmos Pharmaceutical Corp	12,100	1,870
Create Medic Co Ltd	2,784	24
Daihatsu Diesel Manufacturing Co Ltd	6,400	28
Daiohs Corp	2,700	24
Daito Trust Construction Co Ltd	13,800	1,485
Doshisha Co Ltd	6,100	79
Doutor Nichires Holdings	16,800	224
DyDo Group Holdings Inc	4,596	198
Earth Corp	12,000	647
Ebara Foods Industry Inc	1,600	32
ENEOS Holdings Inc	1,100,600	4,087
ESTELLE Holdings Co Ltd	6,000	34
Feed One Co Ltd	5,900	37
FIDEA Holdings Co Ltd	2,400	25
Fujicco Co Ltd	6,200	99
Fukuda Denshi Co Ltd	400	29
Health Care & Medical Investment ‡	39	53
Heiwado Co Ltd	15,800	257
Hitachi Ltd	525	31
Hokuto Corp	21,300	345
Hyakujushi Bank Ltd	4,000	47
ITOCHU Corp	211,700	6,026
Itochu Enex Co Ltd	4,800	40
Itochu-Shokuhin Co Ltd	953	41
Itoham Yonekyu Holdings Inc	10,800	61
Japan Post Insurance Co Ltd	42,000	644

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Japan Tobacco Inc	820,100	$16,351
J-Oil Mills Inc	1,400	20
Kaken Pharmaceutical Co Ltd	29,400	1,044
Kamigumi Co Ltd	41,900	771
Kato Sangyo Co Ltd	16,200	449
KDDI Corp	811,500	23,488
Keiyo Bank Ltd	21,300	79
KFC Holdings Japan Ltd	1,600	40
Kinden Corp	267,500	3,853
Kitano Construction Corp	1,300	23
Kohnan Shoji Co Ltd	138,458	4,040
K's Holdings Corp	404,800	4,079
Kyokuyo Co Ltd	14,100	359
KYORIN Holdings Inc	24,100	357
Lawson Inc	14,300	693
Maezawa Kasei Industries	2,400	26
Marubeni Corp	20,600	181
McDonald's Holdings Co Japan Ltd	77,700	3,453
Ministop Co Ltd	20,800	249
Miroku Jyoho Service	9,400	121
Mitsubishi Shokuhin Co Ltd	10,600	250
Miyazaki Bank	1,500	26
Miyoshi Oil & Fat Co Ltd	10,118	113
Mizuho Financial Group Inc	769,640	9,428
Mochida Pharmaceutical Co Ltd	10,800	301
Morozoff Ltd	611	28
MOS Food Services Inc	3,200	86
MS&AD Insurance Group Holdings Inc	5,000	145
Nakanishi Inc	2,200	44
Nichirin Co Ltd	1,600	24
Nihon Chouzai Co Ltd	11,100	123
Nihon Kohden Corp	3,500	103
Nintendo Co Ltd	8,600	3,766
Nippn Corp	237,642	3,272
Nippon Electric Glass Co Ltd	177,000	4,559
Nippon Express Co Ltd	10,900	617
Nippon Telegraph & Telephone Corp	1,109,000	30,448
Nisshin Oillio Group Ltd/The	4,849	118
Nissin Foods Holdings Co Ltd	9,700	709
Nissui Pharmaceutical Co Ltd	11,900	98
Okinawa Cellular Telephone Co	5,411	234
Okuwa Co Ltd	13,500	113
Ooedo Onsen Investment Corp ‡	50	33
Oracle Corp Japan	29,154	2,849
Osaki Electric	7,300	28
Otsuka Holdings Co Ltd	28,000	1,015
OUG Holdings Inc	2,682	60
Plenus Co Ltd	5,400	92
Rengo Co Ltd	543,000	3,635
Rock Field Co Ltd	7,700	97
San-A Co Ltd, Cl A	4,800	167
Sankyo Co Ltd	12,200	310

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Senko Group Holdings Co Ltd	429,100	$3,482
Shimamura Co Ltd	15,000	1,278
Shinmaywa Industries	16,400	122
Showa Sangyo Co Ltd	13,700	315
SKY Perfect JSAT Holdings Inc	477,100	1,698
SoftBank Corp	2,081,300	28,559
Sojitz Corp	530,500	7,462
SOSiLA Logistics ‡	28	39
SRA Holdings	4,100	99
ST Corp	5,400	73
Sugi Holdings Co Ltd	31,000	1,943
Sundrug Co Ltd	66,800	1,739
Systems Engineering Consultants	1,100	22
Teijin Ltd	537,800	6,105
TIS Inc	3,700	114
Toho Holdings Co Ltd	1,911	28
Tosoh Corp	133,300	1,890
Toyo Kanetsu	1,600	35
Toyota Motor Corp	502,500	8,804
Trend Micro Inc/Japan	92,600	5,328
Tsuruha Holdings Inc	38,500	4,329
Unicafe Inc	9,700	86
United Super Markets Holdings Inc	75,500	664
Valor Holdings Co Ltd	24,800	460
Vital KSK Holdings Inc	19,700	132
Welcia Holdings Co Ltd	13,100	463
Wowow Inc	6,276	112
XYMAX Investment Corp ‡	62	61
Yamada Holdings Co Ltd	507,600	1,765
Yamaguchi Financial Group Inc	365,000	1,982
Yaoko Co Ltd	10,000	585
Zaoh Co Ltd	2,000	33
ZOZO Inc	34,700	1,098
		239,430
Netherlands — 2.4%
ABN AMRO Bank NV	109,694	1,549
Aegon NV	331,734	1,460
Amsterdam Commodities NV	271	7
ASR Nederland NV	149,500	6,328
Heineken Holding NV	3,042	252
Heineken NV	15,567	1,540
ING Groep NV	313,911	4,295
JDE Peet's	15,328	414
Koninklijke Ahold Delhaize NV	724,191	24,157
Koninklijke KPN NV	621,128	1,814
NN Group NV	172,603	8,497
Randstad NV	19,116	1,201
Signify NV	78,500	3,549
Wolters Kluwer NV	50,012	5,568
		60,631
New Zealand — 0.1%
Argosy Property Ltd ‡	41,575	42

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Freightways Ltd	4,589	$39
Investore Property Ltd ‡	188	–
Mainfreight Ltd	6,180	381
Spark New Zealand Ltd	551,270	1,717
Vector	8,778	23
		2,202
Norway — 0.6%
AF Gruppen ASA	582	12
Aker BP ASA	8,602	271
DNB Bank ASA	24,833	538
Kongsberg Gruppen ASA	5,167	151
Orkla ASA	979,927	8,911
SpareBank 1 SR-Bank ASA	21,205	292
Sparebanken More	56	3
Telenor ASA	279,160	4,102
Veidekke ASA	4,865	69
		14,349
Portugal — 0.1%
Galp Energia SGPS SA, Cl B	6,981	65
Jeronimo Martins SGPS SA	93,010	2,025
REN - Redes Energeticas Nacionais SGPS SA	264,138	733
		2,823
Singapore — 1.2%
Bukit Sembawang Estates Ltd	1,700	6
Dairy Farm International Holdings Ltd	116,400	363
DBS Group Holdings Ltd	184,000	3,989
Great Eastern Holdings Ltd	4,800	71
Hour Glass Ltd/The	2,599	4
Jardine Cycle & Carriage Ltd	3,400	53
Oversea-Chinese Banking Corp Ltd	900,100	7,197
Raffles Medical Group	9,400	9
Sheng Siong Group Ltd	1,456,233	1,552
Singapore Technologies Engineering Ltd	828,800	2,300
United Overseas Bank Ltd	756,300	13,989
		29,533
Spain — 0.6%
Banco Bilbao Vizcaya Argentaria SA	439,001	2,321
CaixaBank SA	359,853	925
Endesa SA	326,600	7,279
Financiera Alba	1,143	62
Red Electrica Corp SA	178,138	3,755
		14,342
Sweden — 0.8%
Axfood AB	334,625	9,035
Essity AB, Cl B	47,941	1,523
Industrivarden AB, Cl A	7,570	224
Nordea Bank Abp	12,840	151
Svenska Handelsbanken AB, Cl A	492,100	5,190
Swedish Match AB	91,756	665
Telefonaktiebolaget LM Ericsson, Cl B	273,706	2,750
		19,538

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Switzerland — 3.4%
Alcon Inc	36,870	$2,879
Allreal Holding AG	3,188	656
Basellandschaftliche Kantonalbank	120	118
Berner Kantonalbank AG	42	9
BKW AG	5,985	809
Chocoladefabriken Lindt & Spruengli AG	309	3,755
Crealogix Holding AG	301	40
Emmi AG	1,669	1,852
EMS-Chemie Holding AG	229	217
Georg Fischer AG	37	54
Helvetia Holding AG	24,300	2,662
Investis Holding SA	813	91
Luzerner Kantonalbank AG	95	43
Mobimo Holding AG	786	254
Nestle SA	19,109	2,428
Novartis AG	139,681	11,019
Orior AG	1,137	108
PSP Swiss Property AG	4,980	579
Roche Holding AG	58,787	22,875
SGS SA	1,082	3,242
SKAN Group AG	1,091	106
Sonova Holding AG	16,862	6,302
St. Galler Kantonalbank	236	113
Straumann Holding AG	244	516
Swiss Life Holding AG	13,400	7,644
Swisscom AG	26,676	14,700
TX Group AG	944	154
Valiant Holding AG	2,987	279
		83,504
United Kingdom — 4.8%
3i Group PLC	241,600	4,437
Alliance Pharma PLC	70,500	95
Amino Technologies PLC	28,544	60
Aon PLC, Cl A	14,117	4,175
Auto Trader Group PLC	59,874	579
BAE Systems PLC	786,900	5,706
British American Tobacco PLC	311,300	10,351
BT Group PLC, Cl A	1,688,100	3,534
Bunzl PLC	5,215	198
CareTech Holdings PLC	1,275	10
Coca-Cola Europacific Partners PLC	31,445	1,552
Diversified Energy PLC	358,191	470
Ferguson PLC	18,556	2,809
Genus PLC	9,789	626
GlaxoSmithKline PLC	1,254,351	25,375
Greggs PLC	2,421	96
Hummingbird Resources PLC *	82,842	16
Impact Healthcare PLC ‡	20,071	32
Imperial Brands PLC	612,394	12,512
J Sainsbury PLC	1,490,633	5,476
Kingfisher PLC	623,458	2,608

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Liberty Global PLC *	97,233	$2,590
M&G PLC	214,312	529
Medtronic PLC	14,253	1,521
Nomad Foods Ltd *	31,944	763
Royal Dutch Shell PLC, Cl A	34,566	721
Seagate Technology Holdings PLC	174,600	17,926
Tate & Lyle PLC	1,054,540	8,792
Tesco PLC	522,830	1,918
Unilever PLC	69,854	3,545
		119,022
United States — 57.5%
Communication Services — 5.3%
Activision Blizzard Inc	22,775	1,335
Alphabet Inc, Cl A *	4,935	14,005
Alphabet Inc, Cl C *	1,957	5,576
AT&T Inc	1,278,278	29,183
BCE Inc	125,530	6,323
Comcast Corp, Cl A	335,400	16,763
Electronic Arts Inc	11,578	1,438
Fox Corp	188,894	6,539
Interpublic Group of Cos Inc/The	25,607	850
John Wiley & Sons Inc, Cl A	16,105	837
Liberty Media Corp-Liberty SiriusXM, Cl C *	10,548	516
Meta Platforms Inc, Cl A *	4,981	1,616
Netflix Inc *	3,824	2,455
News Corp, Cl A	13,599	294
Omnicom Group Inc	19,785	1,332
Scholastic Corp	28,823	1,085
Verizon Communications Inc	832,317	41,840
		131,987
Consumer Discretionary — 5.3%
Advance Auto Parts Inc	43,700	9,645
AutoZone Inc *	14,111	25,641
Dollar General Corp	34,591	7,655
Domino's Pizza Inc	11,953	6,265
DR Horton Inc	101,300	9,897
eBay Inc	150,000	10,119
Ford Motor Co	403,300	7,739
General Motors Co *	153,400	8,877
Genuine Parts Co	3,978	508
Home Depot Inc/The	16,481	6,602
Johnson Outdoors Inc, Cl A	948	99
O'Reilly Automotive Inc *	1,586	1,012
Pool Corp	517	287
Target Corp	121,505	29,628
Whirlpool Corp	31,400	6,837
		130,811
Consumer Staples — 10.9%
Altria Group Inc	185,800	7,923
Archer-Daniels-Midland Co	127,800	7,950
Bunge Ltd	25,506	2,208
Casey's General Stores Inc	23,257	4,519

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Central Garden & Pet Co, Cl A *	13,275	$575
Church & Dwight Co Inc	117,744	10,524
Clorox Co/The	18,709	3,047
Colgate-Palmolive Co	179,238	13,446
Conagra Brands Inc	294,527	8,998
Costco Wholesale Corp	33,789	18,225
Flowers Foods Inc	104,782	2,705
General Mills Inc	315,209	19,471
Hershey Co/The	46,887	8,322
Hormel Foods Corp	78,512	3,250
Ingredion Inc	49,600	4,619
J M Smucker Co/The	156,465	19,788
John B Sanfilippo & Son Inc	8,796	725
Kellogg Co	277,251	16,962
Keurig Dr Pepper Inc	32,499	1,105
Kimberly-Clark Corp	95,321	12,421
Kraft Heinz Co/The	298,000	10,016
Kroger Co/The	720,503	29,922
McCormick & Co Inc/MD	28,405	2,438
Molson Coors Beverage Co, Cl B	118,300	5,257
Mondelez International Inc, Cl A	102,056	6,015
PepsiCo Inc	11,514	1,840
Philip Morris International Inc	40,368	3,469
Procter & Gamble Co/The	104,536	15,114
Tyson Foods Inc, Cl A	157,986	12,475
USANA Health Sciences Inc *	12,099	1,207
Walmart Inc	122,441	17,219
		271,755
Energy — 0.1%
DT Midstream Inc	28,882	1,325
Financials — 5.1%
Aflac Inc	173,000	9,366
Allstate Corp/The	218,900	23,799
American Financial Group Inc/OH	56,600	7,562
Annaly Capital Management Inc ‡	540,500	4,378
Arthur J Gallagher & Co	14,149	2,305
Bank of New York Mellon Corp/The	217,800	11,933
Berkshire Hathaway, Cl A *	6	2,501
Berkshire Hathaway Inc, Cl B *	91,081	25,201
Cboe Global Markets Inc	46,910	6,049
CME Group Inc, Cl A	17,513	3,862
Everest Re Group Ltd	26,600	6,820
Fidus Investment Corp	485	9
Hartford Financial Services Group Inc/The	144,800	9,571
Intercontinental Exchange Inc	47,518	6,212
Marsh & McLennan Cos Inc	38,361	6,292
New Mountain Finance Corp	1,132	15
Oaktree Specialty Lending Corp	266	2
Provident Financial Holdings Inc (A)	2,655	44
Sixth Street Specialty Lending Inc	607	15
SLR Senior Investment Corp	121	2
Stellus Capital Investment Corp	100	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Waterstone Financial Inc	69,975	$1,452
		127,391
Health Care — 11.3%
AbbVie Inc	64,197	7,401
Agilent Technologies Inc	43,590	6,578
Amgen Inc	88,111	17,523
Becton Dickinson and Co	8,869	2,103
Bio-Rad Laboratories Inc, Cl A *	14,039	10,574
Bristol-Myers Squibb Co	374,111	20,063
Cerner Corp	203,624	14,345
Chemed Corp	13,555	6,310
CVS Health Corp	213,341	19,000
Gilead Sciences Inc	246,164	16,968
Henry Schein Inc *	53,643	3,812
IDEXX Laboratories Inc *	4,249	2,584
Johnson & Johnson	219,116	34,167
Laboratory Corp of America Holdings *	21,203	6,050
Merck & Co Inc	413,521	30,977
Mettler-Toledo International Inc *	4,439	6,721
Molina Healthcare Inc *	2,697	769
National HealthCare Corp	16,078	1,037
Organon & Co	30,990	906
Orthofix Medical Inc *	1,062	32
Pfizer Inc	666,817	35,828
Phibro Animal Health Corp, Cl A	2,423	47
Prestige Consumer Healthcare Inc *	26,357	1,475
Quest Diagnostics Inc	35,887	5,336
Regeneron Pharmaceuticals Inc *	15,361	9,778
Taro Pharmaceutical Industries Ltd *	7,891	420
United Therapeutics Corp *	5,245	994
Vertex Pharmaceuticals Inc *	16,813	3,143
Waters Corp *	39,469	12,949
West Pharmaceutical Services Inc	3,838	1,699
		279,589
Industrials — 4.5%
3M Co	14,748	2,508
A O Smith Corp	68,067	5,381
Allison Transmission Holdings Inc, Cl A	162,700	5,628
AMERCO	4,785	3,371
Booz Allen Hamilton Holding Corp, Cl A	12,086	1,015
CACI International Inc, Cl A *	21,900	5,682
CH Robinson Worldwide Inc	65,507	6,229
Cummins Inc	41,700	8,746
Expeditors International of Washington Inc	119,249	14,503
General Dynamics Corp	48,753	9,213
Graco Inc	13,536	987
JB Hunt Transport Services Inc	25,728	4,918
Lockheed Martin Corp	28,640	9,546
Northrop Grumman Corp	55,862	19,485
Robert Half International Inc	48,155	5,353
Rollins Inc	14,708	489
Waste Management Inc	8,293	1,332

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Werner Enterprises Inc	182,200	$8,219
		112,605
Information Technology — 10.2%
Amdocs Ltd	263,807	18,419
Arista Networks Inc *	46,480	5,766
Arrow Electronics Inc *	42,491	5,169
Broadcom Inc	6,215	3,441
Cadence Design Systems Inc *	3,276	581
Cellebrite DI *	2,526	20
Ciena Corp *	47,952	2,888
Cisco Systems Inc/Delaware	589,358	32,320
Cognizant Technology Solutions Corp, Cl A	90,200	7,034
CommVault Systems Inc *	42,254	2,657
CSG Systems International Inc	46,100	2,430
Dell Technologies Inc, Cl C *	10,024	566
EPAM Systems Inc *	942	573
F5 Inc *	66,080	15,039
Fair Isaac Corp *	4,430	1,565
Fortinet Inc *	15,607	5,183
Gartner Inc *	4,256	1,329
Intel Corp	629,400	30,967
International Business Machines Corp	165,800	19,415
Jack Henry & Associates Inc	8,549	1,296
Juniper Networks Inc	540,695	16,832
Keysight Technologies Inc *	3,224	627
Kyndryl Holdings Inc *	33,160	524
Microsoft Corp	19,046	6,296
Motorola Solutions Inc	36,790	9,315
NetScout Systems Inc *	25,490	762
Oracle Corp	544,236	49,384
Progress Software Corp	3,578	173
Radware Ltd *	59,034	1,710
Silicom Ltd *	2,397	106
SS&C Technologies Holdings Inc	37,084	2,831
VMware Inc, Cl A	15,254	1,781
Western Union Co/The	420,100	6,646
		253,645
Materials — 2.3%
AptarGroup Inc	8,074	966
Berry Global Group Inc *	65,400	4,516
Ecolab Inc	10,448	2,314
Materion Corp	16,079	1,361
NewMarket Corp	29,900	9,906
Nucor Corp	11,777	1,251
Reliance Steel & Aluminum Co	55,876	8,305
Royal Gold Inc	52,971	5,299
Sealed Air Corp	115,600	7,181
Sherwin-Williams Co/The	6,353	2,104
Silgan Holdings Inc	305,635	12,675
Stepan Co	881	99
		55,977

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 0.8%
Brandywine Realty Trust ‡	319,900	$4,111
Extra Space Storage Inc ‡	28,397	5,679
Public Storage ‡	33,659	11,019
		20,809
Utilities — 1.7%
Alliant Energy Corp	19,231	1,054
American Electric Power Co Inc	34,742	2,816
Consolidated Edison Inc	51,280	3,981
Entergy Corp	77,600	7,786
Evergy Inc	266,500	16,870
National Fuel Gas Co	175,400	10,140
		42,647
		1,428,541
Total Common Stock
(Cost $2,264,046) ($ Thousands)		2,433,324

PREFERRED STOCK — 0.1%
Germany — 0.1%
Fuchs Petrolub (B)	8,195	366
Henkel AG & Co KGaA (B)	25,132	1,969
Villeroy & Boch AG(B)	2,183	50
Total Preferred Stock
(Cost $2,653) ($ Thousands)		2,385

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P.
0.020% **†(C)	5,015,755	5,027

Total Affiliated Partnership
(Cost $5,017) ($ Thousands)		5,027

Total Investments in Securities — 98.3%
(Cost $2,271,716) ($ Thousands)		$2,440,736

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Global Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	69	Dec-2021	$3,168	$3,166	$(1)
FTSE 100 Index	12	Dec-2021	1,124	1,124	–
Hang Seng Index	1	Jan-2022	150	151	–
S&P 500 Index E-MINI	77	Dec-2021	17,576	17,580	4
SPI 200 Index	7	Dec-2021	900	897	(2)
TOPIX Index	12	Dec-2021	2,038	2,004	(35)
			$24,956	$24,922	$(34)

A list of the open forward foreign currency contracts held by the Fund at November 30, 2021, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/13/21	NOK	21	USD	2	$—
Brown Brothers Harriman	12/13/21	USD	48	SEK	418	(2)
Brown Brothers Harriman	12/13/21	USD	49	NZD	72	(1)
Brown Brothers Harriman	12/13/21	USD	51	SGD	69	—
Brown Brothers Harriman	12/13/21	USD	107	NOK	965	(1)
Brown Brothers Harriman	12/13/21	HKD	166	USD	21	—
Brown Brothers Harriman	12/13/21	USD	324	SEK	2,943	1
Brown Brothers Harriman	12/13/21	USD	326	HKD	2,539	—
Brown Brothers Harriman	12/13/21	DKK	358	USD	54	—
Brown Brothers Harriman	12/13/21	USD	383	DKK	2,516	(2)
Brown Brothers Harriman	12/13/21	USD	404	HKD	3,147	—
Brown Brothers Harriman	12/13/21	USD	76	AUD	107	—
Brown Brothers Harriman	12/13/21	USD	375	AUD	522	(5)
Brown Brothers Harriman	12/13/21	EUR	529	USD	593	(3)
Brown Brothers Harriman	12/13/21	USD	559	SGD	764	(2)
Brown Brothers Harriman	12/13/21	CHF	566	USD	607	(5)
Brown Brothers Harriman	12/13/21	SEK	965	USD	106	(1)
Brown Brothers Harriman	12/13/21	USD	1,147	CHF	1,061	1
Brown Brothers Harriman	12/13/21	USD	1,202	CHF	1,107	(5)
Brown Brothers Harriman	12/13/21	USD	1,788	GBP	1,339	(16)
Brown Brothers Harriman	12/13/21	USD	1,950	CAD	2,478	(18)
Brown Brothers Harriman	12/13/21	NZD	2,081	USD	1,480	68
Brown Brothers Harriman	12/13/21	USD	3,777	JPY	430,102	13
Brown Brothers Harriman	12/13/21	USD	4,246	JPY	480,289	(15)
Brown Brothers Harriman	12/13/21	USD	4,258	EUR	3,763	(19)
Brown Brothers Harriman	12/13/21	AUD	20,728	USD	15,282	583
Brown Brothers Harriman	12/13/21	SGD	23,359	USD	17,330	293
Brown Brothers Harriman	12/13/21	GBP	33,740	USD	45,674	1,023
Brown Brothers Harriman	12/13/21	CHF	37,965	USD	41,691	633
Brown Brothers Harriman	12/13/21	NOK	45,136	USD	5,286	332
Brown Brothers Harriman	12/13/21	DKK	54,522	USD	8,495	238
Brown Brothers Harriman	12/13/21	CAD	81,194	USD	65,261	1,949
Brown Brothers Harriman	12/13/21	EUR	81,787	USD	94,815	2,702
Brown Brothers Harriman	12/13/21	SEK	84,713	USD	9,876	534

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/13/21	HKD	139,147	USD	17,862	$13
Brown Brothers Harriman	12/13/21	JPY	13,986,281	USD	123,904	678

Brown Brothers Harriman	12/13/21	JPY	443,161	USD	3,873	(32)
$8,934

Percentages are based on Net Assets of $2,482,746 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2021 (see Note 12). The total market value of securities on loan at November 30, 2021 was $4,736 ($ Thousands).

(B)	No interest rate available.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2021 was $5,027 ($ Thousands).

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
DKK — Danish Krone
EUR — Euro
FTSE— Financial Times Stock Exchange
GBP — British Pound Sterling
HKD — Hong Kong Dollar
JPY — Japanese Yen
L.P. — Limited Partnership
Ltd. — Limited
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLC — Public Limited Company
S&P— Standard & Poor's
SGD — Singapore Dollar
SEK — Swedish Krona
Ser — Series
SPI — Share Price Index
TOPIX- Tokyo Price Index
USD — U.S. Dollar

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,604,253	829,071	–	2,433,324
Preferred Stock	–	2,385	–	2,385
Affiliated Partnership	–	5,027	–	5,027
Total Investments in Securities	1,604,253	836,483	–	2,440,736

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	4	–	–	4
Unrealized Depreciation	(38)	–	–	(38)
Forwards Contracts*
Unrealized Appreciation	–	9,061	–	9,061
Unrealized Depreciation	–	(127)	–	(127)
Total Other Financial Instruments	(34)	8,934	–	8,900

*	Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$21,842	$103,841	$(120,666)	$1	$9	$5,027	5,015,755	$161	$—
SEI Daily Income Trust, Government Fund, Cl F	—	247,700	(247,700)	—	—	—	—	2	—
Totals	$21,842	$351,541	$(368,366)	$1	$9	$5,027		$163	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.3%
Argentina — 0.2%
MercadoLibre Inc *	5,020	$5,966
Ternium SA ADR	218,859	8,358
		14,324
Australia — 2.7%
Adbri Ltd	608,537	1,221
Altium Ltd	32,487	962
Aristocrat Leisure Ltd	173,980	5,356
ASX Ltd	551,697	35,021
BGP Holdings *	239,898	–
BlueScope Steel Ltd	1,826,988	25,301
Fortescue Metals Group Ltd	1,913,711	22,557
IGO Ltd	54,823	402
Incitec Pivot Ltd	166,594	373
Macquarie Group Ltd	42,240	5,821
Mineral Resources Ltd	418,358	13,233
Orora Ltd	848,712	1,989
Qantas Airways Ltd *	17,316,830	61,570
Sandfire Resources Ltd	121,866	513
Sonic Healthcare Ltd	273,044	8,203
South32 Ltd	10,255,407	25,316
Suncorp Group Ltd	5,135,490	38,931
Technology One Ltd	228,788	1,989
Whitehaven Coal Ltd *	1,048,765	1,790
WiseTech Global Ltd	119,337	4,371
		254,919
Austria — 0.4%
ANDRITZ AG	104,561	4,940
OMV AG	527,898	27,900
voestalpine AG	137,598	4,627
		37,467
Belgium — 0.5%
Ackermans & van Haaren NV	1,086	179
AGFA-Gevaert NV *	15,605	62
KBC Group NV	453,851	37,638
Solvay SA	61,160	6,764
		44,643
Brazil — 1.0%
B3 SA - Brasil Bolsa Balcao	9,854,050	19,416
Banco Bradesco SA ADR *	2,422,050	8,525
Cia Siderurgica Nacional SA	713,551	2,754
CPFL Energia SA	4,079,600	19,096
JBS SA	3,624,400	22,785
Minerva SA/Brazil	931,944	1,419
XP Inc, Cl A *	732,959	21,021
		95,016
Canada — 3.4%
Advantage Energy Ltd *	350,800	1,939
Agnico Eagle Mines Ltd	299,698	14,877
Birchcliff Energy Ltd	604,500	3,058
BRP Inc	264,611	20,826
Canadian Natural Resources Ltd	198,400	8,080

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Canfor Corp *	177,499	$3,771
CI Financial Corp	126,218	2,771
Constellation Software Inc/Canada	5,400	9,150
Dollarama Inc	245,276	10,551
Empire Co Ltd, Cl A	83,700	2,390
ERO Copper Corp *	29,708	479
Finning International Inc	65,000	1,649
First Quantum Minerals Ltd	1,145,750	24,321
Gildan Activewear Inc	165,800	6,689
Home Capital Group Inc, Cl B *	497,200	16,066
Interfor Corp *	48,800	1,214
Intertape Polymer Group Inc	39,581	755
Linamar Corp	13,400	766
Magna International Inc, Cl A (A)	400,715	29,910
MEG Energy Corp *	187,600	1,521
National Bank of Canada	168,771	13,060
North West Co Inc/The	23,000	604
Nutrien Ltd	179,700	11,862
NuVista Energy Ltd *	353,944	1,708
Peyto Exploration & Development Corp (A)	143,313	1,164
Restaurant Brands International Inc	502,780	28,012
Russel Metals Inc	16,300	421
SNC-Lavalin Group Inc	1,468,800	35,357
TMX Group Ltd	287,056	27,741
Toromont Industries Ltd	227,514	19,030
Tourmaline Oil Corp	324,400	10,750
Transcontinental Inc	17,583	255
West Fraser Timber Co Ltd	30,200	2,473
WSP Global Inc	67,100	9,294
		322,514
China — 2.0%
Bank of Communications Co Ltd, Cl H	3,656,985	2,124
China Coal Energy Co Ltd, Cl H	5,173,645	2,592
China Construction Bank Corp, Cl H	29,898,000	19,391
China Everbright Bank Co Ltd, Cl H	1,963,000	674
China National Building Material Co Ltd, Cl H	662,000	714
China Petroleum & Chemical Corp, Cl H	1,336,000	582
Daqo New Energy Corp ADR *	10,597	607
Industrial Bank Co Ltd, Cl A	6,712,700	18,970
JD.com Inc ADR *	47,600	4,004
Li Ning Co Ltd	711,000	8,066
LONGi Green Energy Technology Co Ltd, Cl A *	2,199,227	30,015
Midea Group Co Ltd, Cl A	4,859,057	51,653
NXP Semiconductors NV	122,297	27,316
Oppein Home Group Inc, Cl A	973,750	18,506
VNET Group Inc ADR *	638,370	6,205
Xtep International Holdings Ltd	411,500	558
		191,977
Denmark — 3.6%
AP Moller - Maersk A/S, Cl B	10,247	30,574

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Coloplast A/S, Cl B	55,669	$9,021
Danske Bank A/S	2,995,352	48,957
Demant A/S *	385,812	18,253
DSV A/S	87,938	18,962
Genmab A/S *	75,225	28,934
Novo Nordisk A/S, Cl B	1,084,473	115,706
Orsted AS	193,854	24,796
Pandora A/S *	352,512	43,225
Royal Unibrew A/S	62,400	6,591
		345,019
Finland — 0.4%
Fortum Oyj	280,900	8,021
Kesko Oyj, Cl B	372,880	11,629
Metso Outotec Oyj	465,470	4,672
Orion Oyj, Cl B	205,499	8,396
Sampo Oyj, Cl A	116,380	5,685
Sanoma OYJ	14,281	215
		38,618
France — 7.3%
Air Liquide SA	172,380	28,214
Airbus SE *	322,510	35,519
Alstom SA	774,774	27,319
BNP Paribas SA	707,800	43,715
Cie de Saint-Gobain	1,002,039	63,270
Criteo SA ADR *	113,015	4,245
Danone SA	393,810	22,906
EssilorLuxottica SA	50,300	10,038
Eurofins Scientific SE	75,702	9,645
Euronext NV	299,865	29,259
Faurecia SE	779,133	33,105
Ipsen SA	62,126	6,022
Legrand SA	116,809	12,731
L'Oreal SA	71,776	32,134
LVMH Moet Hennessy Louis Vuitton SE	38,435	29,692
Orange SA	1,356,500	14,498
Pernod Ricard SA	72,754	16,567
Publicis Groupe SA	415,924	26,634
Remy Cointreau SA	28,345	6,621
Sanofi	747,032	70,595
Sartorius Stedim Biotech	17,183	10,085
Schneider Electric SE	60,935	10,734
Societe Generale SA	471,369	14,570
Sodexo SA	1,094,488	91,258
Stellantis NV *	2,212,572	37,465
Veolia Environnement SA	187,700	5,989
Wendel SE	23,104	2,624
		695,454
Germany — 4.0%
adidas AG	79,590	22,949
Aroundtown SA	4,870,566	29,008
Bayerische Motoren Werke AG	55,874	5,315
BioNTech SE ADR *(A)	86,977	30,593

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Carl Zeiss Meditec AG	69,015	$13,733
Continental AG *	246,454	26,077
Deutsche Boerse AG	198,158	30,983
Deutsche Telekom AG	1,748,980	30,692
Fresenius Medical Care AG & Co KGaA	412,110	24,534
K+S AG	90,574	1,535
Knorr-Bremse AG	86,550	8,543
Merck KGaA	118,391	29,165
Rheinmetall AG	528,540	46,715
RTL Group SA	2,188	113
SAP SE	283,801	36,208
Scout24 SE	179,757	11,886
Siemens AG	209,049	33,267
Siemens Energy AG *	104,527	2,761
		384,077
Hong Kong — 6.2%
AIA Group Ltd	1,420,200	14,951
Alibaba Group Holding Ltd *	2,913,040	47,056
Alibaba Group Holding Ltd ADR *	95,518	12,181
Aluminum Corp of China Ltd, Cl H *	944,000	461
ASM Pacific Technology Ltd	174,500	1,829
Bank of China Ltd, Cl H	8,699,000	3,021
Chaoda Modern Agriculture Holdings Ltd *	52,790	–
China Hongqiao Group Ltd	2,198,500	2,104
China Resources Gas Group Ltd	4,114,000	21,292
China Resources Land Ltd	7,388,000	30,703
China Risun Group Ltd	1,989,000	1,209
China Sanjiang Fine Chemicals Co Ltd	1,844,242	564
Chow Tai Fook Jewellery Group Ltd	2,246,600	4,030
CIFI Holdings Group Co Ltd	43,892,000	23,998
Dongyue Group Ltd	2,922,000	5,539
Galaxy Entertainment Group Ltd *	3,508,000	19,103
Hong Kong Exchanges & Clearing Ltd	535,535	29,496
Industrial & Commercial Bank of China Ltd, Cl H	24,363,181	12,838
Kunlun Energy Co Ltd	40,980,000	38,601
Lee & Man Paper Manufacturing Ltd	3,007,243	2,071
Lenovo Group Ltd	11,838,000	12,023
Lonking Holdings Ltd	1,502,732	388
NetDragon Websoft Holdings Ltd	325,000	745
Nine Dragons Paper Holdings Ltd	5,707,000	6,397
Orient Overseas International Ltd	249,500	4,773
PetroChina Co Ltd, Cl H	21,482,045	9,331
Samsonite International SA *	29,593,650	55,225
Sands China Ltd *	13,398,400	31,071
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	22,125,300	40,302
SITC International Holdings Co Ltd	209,000	837
Techtronic Industries Co Ltd	381,000	7,813
Tencent Holdings Ltd	383,100	22,615
Tingyi Cayman Islands Holding Corp	992,000	1,918
Tongcheng-Elong Holdings Ltd *	9,643,200	19,973

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Topsports International Holdings Ltd	41,064,000	$47,510
Xinyi Glass Holdings Ltd	12,900,000	31,385
Yanzhou Coal Mining Co Ltd, Cl H	998,000	1,564
Zhongsheng Group Holdings Ltd	3,863,500	31,765
		596,682
Hungary — 0.3%
OTP Bank Nyrt *	557,668	30,571
India — 1.6%
Ambuja Cements Ltd	175,947	876
HDFC Bank Ltd ADR	427,494	27,988
Hindalco Industries Ltd	115,150	629
ICICI Bank Ltd	3,498,331	32,836
Indian Oil Corp Ltd	296,602	469
Infosys Ltd ADR	209,770	4,737
Mindtree Ltd	21,120	1,217
National Aluminium Co Ltd	4,731,568	5,508
Oracle Financial Services Software Ltd	17,989	1,016
Persistent Systems Ltd	41,211	2,273
Power Grid Corp of India Ltd	9,510,796	26,187
Reliance Industries Ltd	206,610	6,611
Tata Elxsi Ltd	7,104	547
Tata Steel Ltd	194,619	2,771
Tech Mahindra Ltd	1,965,238	40,234
		153,899
Indonesia — 0.0%
Indo Tambangraya Megah Tbk PT	204,682	308
United Tractors Tbk PT	1,232,400	1,832
		2,140
Ireland — 2.1%
Accenture PLC, Cl A	108,282	38,700
Bank of Ireland Group PLC *	9,065,645	48,742
CRH PLC	627,900	30,073
ICON PLC *	298,768	80,808
		198,323
Israel — 1.6%
Bank Hapoalim BM	1,490,397	14,483
Bank Leumi Le-Israel BM	5,496,359	53,208
Check Point Software Technologies Ltd *	433,616	48,266
ICL Group Ltd	453,160	3,913
Inmode Ltd *	90,616	6,887
Isracard Ltd	18	–
Israel Discount Bank Ltd, Cl A	2,331,716	14,335
Mizrahi Tefahot Bank Ltd	137,273	5,076
ZIM Integrated Shipping Services Ltd	194,529	10,753
		156,921
Italy — 3.0%
Azimut Holding SpA	79,272	2,186
Banca Generali SpA	41,983	1,711
Banca IFIS SpA	56,630	940
Banco BPM SpA	2,189,431	6,082
DiaSorin SpA	53,144	11,284
Enel SpA	4,090,970	30,877

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Eni SpA	2,187,461	$28,630
EXOR NV	140,688	12,276
Mediobanca Banca di Credito Finanziario SpA	2,784,930	30,632
MFE-MediaForEurope NV *	485,012	1,310
Pirelli & C SpA	5,717,190	34,836
Prysmian SpA	412,833	15,186
Stellantis NV *	4,143,263	70,389
UniCredit SpA	3,799,127	45,342
		291,681
Japan — 13.3%
Advantest Corp	336,300	29,261
AEON Financial Service Co Ltd	228,100	2,431
Amada Co Ltd	2,280,000	21,111
Asahi Group Holdings Ltd	1,646,800	60,458
Brother Industries Ltd	71,200	1,218
Canon Inc	482,500	10,538
Capcom Co Ltd (A)	604,900	15,029
COLOPL Inc	178,100	1,082
Daito Trust Construction Co Ltd	310,100	33,366
Dena Co Ltd *	77,000	1,133
Dip Corp	435,000	15,143
Disco Corp	13,400	3,771
ENEOS Holdings Inc	5,508,600	20,456
Fuji Electric Co Ltd	769,500	39,923
Fujitsu Ltd	188,700	31,326
GungHo Online Entertainment Inc *	1,026,300	27,393
Hitachi Ltd	1,011,400	59,198
Horiba Ltd	309,900	18,313
Japan Post Insurance Co Ltd	68,200	1,045
Kao Corp	328,600	16,706
KDDI Corp	541,700	15,679
Keyence Corp	46,032	28,274
Kirin Holdings Co Ltd	302,500	4,822
Konami Holdings Corp	413,900	21,024
Konica Minolta Inc	529,700	2,176
Lawson Inc	207,000	10,037
Mazda Motor Corp	676,500	5,403
Mitsubishi Electric Corp	513,200	6,403
Mitsubishi UFJ Financial Group Inc	12,091,000	63,456
Mitsui & Co Ltd	352,200	7,815
Mixi Inc	285,700	5,063
Morinaga & Co Ltd/Japan	453,100	14,045
Nichirei Corp	879,700	20,029
Nidec Corp	77,500	8,800
Nihon Kohden Corp	14,700	432
Nihon Unisys Ltd	86,100	2,474
Nikon Corp	224,200	2,311
Nippon Shinyaku Co Ltd	234,100	17,273
Nippon Telegraph & Telephone Corp	112,000	3,075
Nissan Tokyo Sales Holdings Co Ltd	86,600	171
Olympus Corp	227,700	5,070

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ORIX Corp	3,992,800	$77,878
Pigeon Corp	184,100	3,718
Recruit Holdings Co Ltd	1,124,360	67,933
Sankyu Inc	495,700	19,542
SBI Holdings Inc/Japan	1,151,315	29,402
SCREEN Holdings Co Ltd	381,800	38,210
Secom Co Ltd	19,200	1,292
Seiko Epson Corp	103,100	1,653
Seria Co Ltd	11,600	352
Seven & i Holdings Co Ltd	495,700	19,706
Shimamura Co Ltd	78,700	6,705
Shimano Inc	34,800	9,564
Shin-Etsu Chemical Co Ltd	30,400	5,039
Showa Denko KK	1,720,700	37,530
SMS Co Ltd *	347,000	12,909
Sony Group Corp	699,771	84,779
Sumitomo Dainippon Pharma Co Ltd	64,800	785
Sumitomo Mitsui Financial Group Inc	276,700	8,955
Sumitomo Rubber Industries Ltd	201,200	2,006
Suzuki Motor Corp	781,700	31,255
TIS Inc	339,500	10,441
Toei Animation Co Ltd	89,700	12,896
Toho Holdings Co Ltd	45,300	672
Tokyo Electron Ltd	74,195	38,639
Toshiba Corp	68,500	2,719
Tosoh Corp	2,557,700	36,265
Trend Micro Inc/Japan *	64,500	3,711
UT Group Co Ltd	616,300	21,804
Workman Co Ltd	113,400	5,883
Yamaha Motor Co Ltd	99,400	2,489
Z Holdings Corp	4,952,200	32,567
		1,280,032
Malaysia — 0.1%
Hong Leong Financial Group Bhd	123,020	502
Petronas Chemicals Group Bhd	2,583,500	5,220
		5,722
Mexico — 0.3%
Grupo Financiero Banorte SAB de CV, Cl O	5,503,930	32,717
Netherlands — 5.8%
Adyen NV *	12,514	34,577
ArcelorMittal SA	1,452,060	38,945
ASML Holding NV	166,189	130,033
ASR Nederland NV	74,508	3,154
BE Semiconductor Industries NV	80,114	7,569
ING Groep NV	4,916,753	67,276
Koninklijke Ahold Delhaize NV	738,230	24,626
Koninklijke DSM NV	171,652	36,773
Koninklijke Philips NV	925,990	32,316
NN Group NV	1,114,017	54,843
OCI NV *	957,883	26,103
PostNL NV	107,561	454
Prosus NV	271,447	21,495

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Randstad NV	293,434	$18,438
Universal Music Group NV	441,349	12,547
Wolters Kluwer NV	387,534	43,147
		552,296
New Zealand — 0.0%
Fletcher Building Ltd	189,528	861
Mainfreight Ltd	9,781	603
		1,464
Norway — 1.1%
Aker BP ASA	246,022	7,758
DNB Bank ASA	2,597,358	56,253
Equinor ASA (A)	410,988	10,371
Gjensidige Forsikring ASA	392,210	8,844
Norsk Hydro ASA	735,280	4,757
Salmar ASA	293,210	18,477
		106,460
Peru — 0.0%
Southern Copper Corp	21,341	1,248
Poland — 0.4%
Bank Polska Kasa Opieki SA	736,899	21,127
Dino Polska SA *	47,040	3,871
KGHM Polska Miedz SA	29,149	999
Orange Polska SA	196,478	406
Polskie Gornictwo Naftowe i Gazownictwo SA	1,167,985	1,563
Powszechna Kasa Oszczednosci Bank Polski SA *	326,776	3,433
Powszechny Zaklad Ubezpieczen SA	438,548	3,806
Santander Bank Polska SA	8,857	780
		35,985
Portugal — 0.5%
EDP - Energias de Portugal SA	8,390,810	45,763
Qatar — 0.1%
Gulf International Services QSC *	2,077,772	1,043
Industries Qatar QSC	111,152	441
Qatar National Bank QPSC	1,201,631	6,399
		7,883
Russia — 0.1%
Gazprom PJSC ADR	606,580	5,429
Saudi Arabia — 0.7%
Al Rajhi Bank	565,828	19,934
Arabian Cement Co/Saudi Arabia	150,403	1,484
Astra Industrial Group	142,790	1,363
Bank AlBilad *	263,393	3,011
Bawan Co	102,169	921
National Industrialization Co *	1,359,610	7,277
Saudi Basic Industries Corp	788,000	22,716
Saudi Kayan Petrochemical Co *	998,322	4,435
United International Transportation Co	260,818	3,181
Zamil Industrial Investment Co *	241,983	1,786
		66,108

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Singapore — 0.0%
Jardine Cycle & Carriage Ltd	85,700	$1,323
South Africa — 0.1%
Clicks Group Ltd	673,190	11,937
Thungela Resources Ltd *	1	–
		11,937
South Korea — 5.2%
BNK Financial Group Inc	912,896	6,131
Coway Co Ltd	816,401	46,506
Daishin Securities Co Ltd	34,929	549
DGB Financial Group Inc	183,394	1,379
Doosan Co Ltd	13,472	1,224
Fila Holdings Corp	60,114	1,766
Hana Financial Group Inc	1,087,091	35,994
Hanwha Aerospace Co Ltd	59,282	2,023
Hyosung TNC Corp	4,604	1,940
Hyundai Engineering & Construction Co Ltd	30,233	1,122
Hyundai Steel Co	111,743	3,473
KB Financial Group Inc	1,059,868	47,358
Kia Corp	796,155	51,834
Korea Gas Corp *	25,250	747
KT Corp	114,042	2,909
KT Corp SP ADR	604,051	7,665
LG Display Co Ltd *(A)	263,211	4,417
LG Electronics Inc	221,204	21,372
LG Household & Health Care Ltd	8,130	7,227
LX Semicon Co Ltd (A)	14,574	1,307
Meritz Financial Group Inc	28,541	827
NAVER Corp	109,533	35,204
POSCO	59,739	13,149
Samsung Card Co Ltd	32,499	888
Samsung Electronics Co Ltd	1,498,798	89,857
Samsung Fire & Marine Insurance Co Ltd	2,266	385
Samsung SDI Co Ltd	12,020	6,928
Shinhan Financial Group Co Ltd	274,603	7,995
SK Hynix Inc	627,130	59,482
SK Square Co Ltd *	254,109	14,546
SK Telecom Co Ltd	393,076	18,049
S-Oil Corp	4,717	316
Unid Co Ltd	12,581	1,042
Woori Financial Group Inc	73,781	781
		496,392
Spain — 0.8%
Amadeus IT Group SA, Cl A *	426,620	27,064
Banco Bilbao Vizcaya Argentaria SA	1,479,220	7,821
Cellnex Telecom SA *	99,570	5,832
Industria de Diseno Textil SA	356,947	11,177
Repsol SA	2,376,820	26,123
		78,017
Sweden — 2.0%
Arjo AB	71,447	893
Assa Abloy AB, Cl B	521,037	14,566

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Atlas Copco AB, Cl A	105,300	$6,430
Betsson AB, Cl B	157,987	872
Essity AB, Cl B	573,630	18,216
Evolution AB	26,640	2,786
Fortnox AB	65,050	3,932
Getinge AB, Cl B	250,511	10,451
H & M Hennes & Mauritz AB, Cl B	613,000	10,816
Hexagon AB, Cl B	995,908	14,491
Husqvarna AB, Cl B	535,375	7,499
Kinnevik AB, Cl B *	349,659	12,426
Lundin Energy AB	63,811	2,251
Nordea Bank Abp	3,023,600	35,629
Securitas AB, Cl B	1,783,140	25,603
Swedish Match AB	4,043,000	29,315
		196,176
Switzerland — 5.6%
Alcon Inc	114,430	8,934
Belimo Holding AG	2,384	1,373
Cie Financiere Richemont SA, Cl A	20,073	2,965
Comet Holding AG	1,917	717
Geberit AG	2,331	1,764
Georg Fischer AG	955	1,382
Holcim Ltd	1,053,059	50,551
Kuehne + Nagel International AG	84,961	24,196
Lonza Group AG	47,460	38,000
Nestle SA	813,470	103,342
Partners Group Holding AG	15,075	25,854
Roche Holding AG	403,177	156,661
Sonova Holding AG	59,358	22,184
STMicroelectronics NV	640,797	30,970
Straumann Holding AG	10,599	22,394
Swatch Group AG/The, Cl B	138,426	40,497
Tecan Group AG	4,227	2,505
Vifor Pharma AG	23,656	2,630
		536,919
Taiwan — 3.2%
Acer Inc	2,550,000	2,538
Asia Vital Components Co Ltd	163,000	515
ASPEED Technology Inc	7,000	843
Asustek Computer Inc	972,000	12,247
Cathay Financial Holding Co Ltd	2,820,000	6,078
Compal Electronics Inc	3,490,000	2,896
CTBC Financial Holding Co Ltd	500,000	437
eMemory Technology Inc	19,000	1,462
Fubon Financial Holding Co Ltd	1,435,170	3,768
General Interface Solution Holding Ltd	693,000	2,476
Gigabyte Technology Co Ltd	1,444,000	7,035
Global Unichip Corp	178,000	3,750
Greatek Electronics Inc	253,000	698
Holtek Semiconductor Inc	388,000	1,472
Hon Hai Precision Industry Co Ltd	7,995,000	29,573
King Yuan Electronics Co Ltd	13,443,000	20,993

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lite-On Technology Corp	3,035,000	$6,556
Macronix International Co Ltd	1,125,000	1,708
MediaTek Inc	839,018	30,353
Micro-Star International Co Ltd	1,293,000	7,539
Novatek Microelectronics Corp	2,009,000	33,275
Pou Chen Corp	5,358,000	6,157
Qisda Corp	526,000	556
Realtek Semiconductor Corp	658,000	13,033
Shanghai Commercial & Savings Bank Ltd/The	298,000	495
Silergy Corp	8,000	1,347
Silicon Motion Technology Corp ADR	13,086	903
Simplo Technology Co Ltd	1,967,000	23,124
Taishin Financial Holding Co Ltd	2,899,252	1,937
Taiwan Semiconductor Manufacturing Co Ltd	2,046,267	43,486
Taiwan Semiconductor Manufacturing Co Ltd ADR	189,684	22,222
Unimicron Technology Corp	260,000	2,124
Yuanta Financial Holding Co Ltd	21,414,183	18,204
		309,800
Thailand — 0.7%
Bangkok Bank PCL	680,600	2,279
Krung Thai Bank PCL	1,217,800	408
PTT Exploration & Production PCL	288,000	968
PTT Global Chemical PCL	480,600	805
Sea Ltd ADR *	19,500	5,617
Siam Commercial Bank PCL/The	16,592,700	60,236
		70,313
Turkey — 0.0%
KOC Holding AS	419,217	899
Yapi ve Kredi Bankasi AS	1,299,704	310
		1,209
United Arab Emirates — 0.1%
Dubai Islamic Bank PJSC	786,465	1,103
Emaar Properties PJSC	3,334,456	4,239
Emirates NBD Bank PJSC	301,103	1,068
First Abu Dhabi Bank PJSC	1,144,314	5,958
		12,368
United Kingdom — 11.1%
Anglo American PLC	1,748,037	63,967
Antofagasta PLC	1,328,418	24,216
Aon PLC, Cl A	69,801	20,645
Aptiv PLC *	206,888	33,174
Ashtead Group PLC	386,461	30,914
Atlassian Corp PLC, Cl A *	73,580	27,690
BP PLC ADR	364,547	9,464
CNH Industrial NV	1,206,426	19,805
ConvaTec Group PLC	18,228,237	46,568
Dechra Pharmaceuticals PLC	185,664	12,473
Diageo PLC	1,162,203	58,248
Endava PLC ADR *	42,978	6,728

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Entain PLC *	1,141,250	$25,037
Evraz PLC	879,231	6,743
Ferrexpo PLC	2,429,432	9,336
Fresnillo PLC	689,844	8,324
GlaxoSmithKline PLC ADR (A)	14,676	603
Greencore Group PLC *	10,838,444	17,888
Howden Joinery Group PLC	128,987	1,476
Indivior PLC *	245,093	745
Informa PLC *	8,310,059	51,174
Intertek Group PLC	169,061	11,889
Investec PLC	807,235	4,028
Just Group PLC *	311,466	324
Kingfisher PLC	22,375,878	93,585
Linde PLC	129,701	40,823
London Stock Exchange Group PLC	116,750	10,022
Man Group PLC/Jersey	6,689,506	18,923
Melrose Industries PLC	47,396,018	90,161
NatWest Group PLC	24,687,502	69,316
Ninety One PLC	299,409	1,007
Nomad Foods Ltd *	2,572,653	61,461
Pagegroup PLC	123,008	1,023
Persimmon PLC	786,050	28,413
Prudential PLC	574,256	9,636
QinetiQ Group PLC	613,423	2,118
RELX PLC	658,933	20,222
Royal Dutch Shell PLC, Cl A	2,014,336	41,993
Royal Mail PLC	511,368	3,394
Sensata Technologies Holding PLC *	237,322	13,219
Smith & Nephew PLC	3,168,360	50,780
Unilever PLC	284,443	14,539
Wise PLC, Cl A *	247,637	2,691
		1,064,785
United States — 1.8%
Baker Hughes Co, Cl A	2,476,796	57,808
Berry Global Group Inc *	716,332	49,463
Gentex Corp	698,393	24,045
Globant SA *	12,470	3,305
IHS Markit Ltd	283,334	36,216
		170,837
Total Common Stock
(Cost $7,818,588) ($ Thousands)		8,945,428

PREFERRED STOCK — 0.4%
Brazil — 0.1%
Braskem SA (B)	208,400	1,828
Itau Unibanco Holding SA (B)	1,006,100	3,986
Petroleo Brasileiro SA (B)	1,226,800	6,424
XP Inc*	1	–
		12,238

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
South Korea — 0.3%
Samsung Electronics Co Ltd(B)	455,426	$24,570
Total Preferred Stock
(Cost $43,044) ($ Thousands)		36,808

EXCHANGE TRADED FUNDS — 0.1%
United States — 0.1%
iShares MSCI ACWI ex US ETF	1,000	55
iShares Trust iShares ESG Aware MSCI EAFE ETF	148,420	11,433
Total Exchange Traded Funds
(Cost $11,427) ($ Thousands)		11,488

	Number of Rights
RIGHTS — 0.0%
Hong Kong — 0.0%
CIFI Holdings Group Co Ltd, Expires 12/27/2021 *	2,194,600	70
Total Rights
(Cost $—) ($ Thousands)		70

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, L.P.
0.020% **†(C)	36,623,135	$36,636

Total Affiliated Partnership
(Cost $36,622) ($ Thousands)		36,636

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	276,088,938	276,089

Total Cash Equivalent
(Cost $276,089) ($ Thousands)		276,089

Total Investments in Securities — 97.1%
(Cost $8,185,770) ($ Thousands)		$9,306,519

A list of the open futures contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	3,134	Dec-2021	$149,066	$143,821	$(1,686)
FTSE 100 Index	660	Dec-2021	63,299	61,817	(63)
Hang Seng Index	82	Jan-2022	12,740	12,346	(396)
S&P TSX 60 Index	231	Dec-2021	45,085	44,875	339
SPI 200 Index	287	Dec-2021	38,029	36,787	(421)
TOPIX Index	595	Dec-2021	106,170	99,354	(5,554)
			$414,389	$399,000	$(7,781)

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

World Equity Ex-US Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at November 30, 2021, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	12/09/21	ILS	40,353	USD	12,587	$(227)
Bank of America	01/14/22	GBP	2,781	USD	3,740	58
Bank of America	01/14/22	USD	4,232	GBP	3,169	(36)
Bank of America	01/20/22	USD	4,652	SEK	40,186	(215)
Bank of America	02/08/22	USD	2,263	AUD	3,071	(85)
Bank of America	02/09/22	USD	5,596	JPY	637,285	23
Bank of America	02/10/22	CAD	3,503	USD	2,742	10
Barclays PLC	01/07/22	USD	2,248	INR	168,135	(19)
Barclays PLC	01/07/22	INR	170,842	USD	2,262	(3)
Barclays PLC	01/14/22	GBP	8,170	USD	10,971	155
Barclays PLC	01/20/22	KRW	5,362,250	USD	4,553	28
Barclays PLC	02/09/22	USD	7,348	JPY	844,845	102
Barclays PLC	02/09/22	JPY	415,033	USD	3,624	(36)
BNP Paribas	12/02/21	BRL	12,446	USD	2,238	35
BNP Paribas	12/07/21	HUF	6,298,238	USD	21,266	1,858
BNP Paribas	01/20/22	TWD	74,260	USD	2,683	(9)
Citigroup	01/20/22	TWD	183,403	USD	6,613	(37)
Citigroup	01/20/22	KRW	40,475,638	USD	34,301	141
Citigroup	02/08/22	AUD	4,594	USD	3,317	59
Citigroup	02/09/22	JPY	15,447,523	USD	135,704	(509)
Citigroup	02/10/22	CAD	4,223	USD	3,319	25
Citigroup	02/10/22	USD	5,557	EUR	4,926	—
Citigroup	02/10/22	USD	15,011	EUR	13,260	(52)
Credit Suisse First Boston	01/20/22	USD	4,491	SEK	38,440	(246)
Deutsche Bank	12/15/21	USD	21,165	RUB	1,559,637	(262)
Deutsche Bank	01/20/22	DKK	14,068	USD	2,186	53
Deutsche Bank	02/10/22	USD	8,791	EUR	7,792	—
Deutsche Bank	02/10/22	EUR	152,736	USD	176,582	4,286
Goldman Sachs	12/15/21	RUB	161,525	USD	2,132	(33)
Goldman Sachs	01/07/22	USD	2,233	INR	167,510	(12)
Goldman Sachs	01/07/22	INR	183,388	USD	2,457	26
Goldman Sachs	01/13/22	USD	11,851	CHF	10,969	27
Goldman Sachs	01/13/22	USD	61,314	CHF	56,255	(398)
Goldman Sachs	01/20/22	USD	2,741	TWD	75,687	3
Goldman Sachs	02/08/22	USD	2,868	AUD	3,987	(40)
Goldman Sachs	02/10/22	USD	11,788	EUR	10,261	(213)
HSBC	12/07/21	PLN	58,354	USD	15,130	1,026
HSBC	01/07/22	USD	16,983	INR	1,273,479	(101)
HSBC	01/14/22	USD	6,169	GBP	4,629	(40)
HSBC	01/20/22	TWD	124,547	USD	4,487	(29)
HSBC	01/20/22	KRW	7,952,390	USD	6,667	(45)
JPMorgan Chase Bank	12/07/21	USD	2,218	PLN	9,196	5
JPMorgan Chase Bank	01/13/22	CHF	10,025	USD	10,857	1
JPMorgan Chase Bank	01/13/22	CHF	10,310	USD	11,157	(7)
JPMorgan Chase Bank	01/20/22	USD	9,962	DKK	63,924	(269)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	01/20/22	SEK	78,626	USD	9,012	$330
Morgan Stanley	12/02/21	USD	28,805	BRL	161,369	(237)
Morgan Stanley	12/15/21	USD	2,166	RUB	159,261	(31)
Morgan Stanley	01/07/22	INR	176,906	USD	2,349	3
Morgan Stanley	01/13/22	CHF	240	USD	262	2
Morgan Stanley	01/14/22	USD	8,438	GBP	6,322	(68)
Morgan Stanley	01/20/22	USD	55,786	TWD	1,561,441	826
Morgan Stanley	01/20/22	TWD	118,704	USD	4,279	(24)
Morgan Stanley	01/20/22	KRW	5,823,390	USD	4,901	(14)
Morgan Stanley	01/25/22	USD	17,303	ZAR	275,493	(232)
Morgan Stanley	02/09/22	JPY	1,030,462	USD	9,059	(28)
Morgan Stanley	02/10/22	EUR	1,969	USD	2,215	(6)
Morgan Stanley	02/10/22	USD	19,000	EUR	16,799	(50)
Morgan Stanley	02/10/22	HKD	20,875	USD	2,679	1
Morgan Stanley	02/10/22	USD	118,270	CAD	148,866	(2,151)
National Bank of Australia	02/08/22	USD	50,659	AUD	68,490	(2,077)
RBS	01/13/22	MXN	126,276	USD	6,184	357
RBS	01/14/22	USD	6,818	GBP	5,120	(40)
RBS	02/10/22	EUR	1,967	USD	2,255	36
RBS	02/10/22	USD	19,985	HKD	155,609	(23)
Standard Bank	01/07/22	USD	2,154	INR	162,167	(5)
Standard Bank	01/20/22	TWD	209,676	USD	7,572	(30)
Standard Bank	02/09/22	USD	770	JPY	87,531	2
Standard Bank	02/10/22	USD	12,080	EUR	10,607	(115)
UBS	12/02/21	BRL	148,923	USD	26,585	220
UBS	12/07/21	USD	2,229	PLN	9,270	12
UBS	01/04/22	USD	24,144	BRL	136,228	(197)
UBS	01/07/22	INR	256,625	USD	3,385	(16)
UBS	01/13/22	CHF	17,963	USD	19,639	188
UBS	01/13/22	CHF	2,367	USD	2,561	(2)
UBS	01/14/22	USD	12,400	SGD	16,709	(213)
UBS	02/08/22	AUD	4,439	USD	3,184	35
						$1,451

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

World Equity Ex-US Fund (Concluded)

Percentages are based on Net Assets of $9,589,013 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
†	Investment in Affiliated Security (see Note 6).
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2021 (see Note 12). The total market value of securities on loan at November 30, 2021 was $35,839 ($ Thousands).

(B)	There is currently no rate available.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total market value of such securities as of November 30, 2021 was $36,636 ($ Thousands).

ADR — American Depositary Receipt
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
DKK — Danish Krone
EAFE — Europe, Australasia and Far East
ESG — Environmental, Social and Governance
ETF — Exchange-Traded Fund
EUR — Euro
FTSE— Financial Times Stock Exchange
GBP — British Pound Sterling
HKD — Hong Kong Dollar
HUF — Hungarian Forint
INR — Indian Rupee
ILS — Israeli New Sheckels
JPY — Japanese Yen
KRW — Korean Won
L.P. — Limited Partnership
Ltd. — Limited
MSCI — Morgan Stanley Capital International
MXN — Mexican Peso
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
PLN — Polish Zloty
RUB — Russian Ruble
S&P— Standard & Poor's
SGD — Singapore Dollar

SEK — Swedish Krona
SPI — Share Price Index
TOPIX- Tokyo Price Index
TSX — Toronto Stock Exchange
TWD — Taiwan Dollar
USD — U.S. Dollar
ZAR — South African Rand

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	8,885,267	60,161	–		8,945,428
Preferred Stock	36,808	–	–		36,808
Exchange Traded Funds	11,488	–	–		11,488
Right	70	–	–	^	70
Affiliated Partnership	–	36,636	–		36,636
Cash Equivalent	276,089	–	–		276,089
Total Investments in Securities	9,209,722	96,797	–	^	9,306,519

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	339	–	–	339
Unrealized Depreciation	(8,120)	–	–	(8,120)
Forwards Contracts*
Unrealized Appreciation	–	9,933	–	9,933
Unrealized Depreciation	–	(8,482)	–	(8,482)
Total Other Financial Instruments	(7,781)	1,451	–	(6,330)

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Securities market value less than $500.

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$145,937	$345,356	$(454,660)	$11	$(8)	$36,636	36,623,135	$611	$—
SEI Daily Income Trust, Government Fund, Cl F	342,536	519,565	(586,012)	—	—	276,089	276,088,938	11	—
Totals	$488,473	$864,921	$(1,040,672)	$11	$(8)	$312,725		$622	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Screened World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.2%
Argentina — 0.2%
MercadoLibre Inc *	175	$208
Ternium SA ADR	843	32
		240
Australia — 2.8%
Aristocrat Leisure Ltd	6,080	187
Australian Vintage Ltd	82,472	46
BGP Holdings *	4,500	–
BlueScope Steel Ltd	33,687	466
Champion Iron Ltd *	11,491	36
Cogstate Ltd *	18,585	30
GrainCorp Ltd, Cl A	31,040	149
Macmahon Holdings Ltd	286,343	38
Macquarie Group Ltd	1,480	204
Midway Ltd *	9,210	8
MotorCycle Holdings Ltd	14,298	31
Navigator Global Investments Ltd	22,455	27
OM Holdings Ltd *	113,500	77
OZ Minerals Ltd	24,044	435
Qantas Airways Ltd *	352,672	1,254
South32 Ltd	239,012	590
		3,578
Austria — 0.7%
ANDRITZ AG	2,906	137
OMV AG	10,502	555
Palfinger AG	2,459	95
Semperit AG Holding	853	25
Strabag SE	889	35
		847
Belgium — 0.3%
Deceuninck NV	25,410	99
Ion Beam Applications	1,530	24
Solvay SA	2,150	238
		361
Brazil — 0.8%
Banco Bradesco SA ADR *	65,916	232
CPFL Energia SA	83,500	391
JBS SA	31,200	196
Marfrig Global Foods SA	46,300	193
		1,012
Canada — 4.4%
Altius Minerals Corp	4,600	58
Bonterra Energy Corp *	12,200	54
BRP Inc	11,147	877
Canadian Natural Resources Ltd	6,900	281
Canfor Corp *	17,300	367
Cardinal Energy Ltd *	17,900	56
Cogeco Inc	1,831	114
Corus Entertainment Inc, Cl B	2,817	11
Crew Energy Inc *	33,872	81
Dollarama Inc	6,675	287
E-L Financial Corp Ltd, Cl L	100	70

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hammond Power Solutions Inc, Cl A	5,300	$46
High Liner Foods Inc	7,300	79
Home Capital Group Inc, Cl B *	12,100	391
Lassonde Industries Inc	600	72
Linamar Corp	1,200	68
National Bank of Canada	4,593	355
Neo Performance Materials Inc	7,900	130
Nutrien Ltd	6,300	416
NuVista Energy Ltd *	14,249	69
PHX Energy Services Corp	8,600	29
Roots Corp *	5,894	14
Russel Metals Inc	3,100	80
SNC-Lavalin Group Inc	26,900	648
TECSYS Inc	900	38
Toromont Industries Ltd	6,192	518
Total Energy Services Inc *	7,500	32
WSP Global Inc	2,300	319
		5,560
China — 2.5%
China Construction Bank Corp, Cl H	1,005,000	652
China Index Holdings Ltd ADR *	8,250	9
JD.com Inc ADR *	1,680	141
Kunlun Energy Co Ltd	88,000	83
Li Ning Co Ltd	13,000	148
LONGi Green Energy Technology Co Ltd, Cl A *	40,820	557
Midea Group Co Ltd, Cl A	95,400	1,014
Oppein Home Group Inc, Cl A	24,763	471
Viomi Technology Co Ltd ADR *	7,301	22
		3,097
Denmark — 5.1%
AP Moller - Maersk A/S, Cl B	276	823
Coloplast A/S, Cl B	1,509	245
Danske Bank A/S	55,414	906
Demant A/S *	7,499	355
DSV A/S	4,844	1,044
Genmab A/S *	1,344	517
Nilfisk Holding A/S *	1,668	56
North Media A/S	4,107	68
Novo Nordisk A/S, Cl B	15,559	1,660
Pandora A/S *	4,441	545
Royal Unibrew A/S	2,200	232
		6,451
Finland — 0.6%
Alma Media Oyj	3,430	38
Consti Oyj	934	14
eQ Oyj	48	1
Fortum Oyj	8,000	228
Metso Outotec Oyj	16,285	163
Rapala VMC Oyj *	5,629	57
Relais Group Oyj	759	21
Sampo Oyj, Cl A	4,090	200

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Scanfil Oyj	3,934	$35
		757
France — 6.0%
Airbus SE *	1,050	116
BNP Paribas SA	7,060	436
Cie de Saint-Gobain	18,335	1,158
Criteo SA ADR *	4,451	167
EssilorLuxottica SA	1,760	351
Eurofins Scientific SE	1,003	128
Faurecia SE	1,100	47
Guerbet	1,548	62
Haulotte Group SA *	3,874	21
Legrand SA	3,179	346
LVMH Moet Hennessy Louis Vuitton SE	1,158	895
Pernod Ricard SA	1,980	451
Remy Cointreau SA	1,000	234
Sanofi	7,883	745
Sartorius Stedim Biotech	866	508
Schneider Electric SE	2,140	377
Societe Generale SA	9,386	290
Sodexo SA	9,416	785
Somfy SA	392	75
Sword Group	1,097	51
Vente-Unique.Com SA	2,529	45
Veolia Environnement SA	6,550	209
Vetoquinol SA	206	31
		7,528
Germany — 2.5%
Ad Pepper Media International NV *	2,492	14
Bastei Luebbe AG	2,568	21
Bayerische Motoren Werke AG	4,123	392
Carl Zeiss Meditec AG	1,255	250
DocCheck AG	330	12
KSB SE & Co KGaA	47	25
Merck KGaA	3,586	883
Rheinmetall AG	10,015	885
SAP SE	2,944	376
Scout24 SE	4,892	324
		3,182
Hong Kong — 7.3%
361 Degrees International Ltd *	81,000	41
AIA Group Ltd	41,800	440
Alibaba Group Holding Ltd *	18,052	292
Alibaba Group Holding Ltd ADR *	2,593	331
Build King Holdings Ltd	269,107	34
China Boqi Environmental Holding Co Ltd	148,000	26
China Foods Ltd	124,000	46
China Resources Land Ltd	162,000	673
China XLX Fertiliser Ltd	601,000	367
Chow Tai Fook Jewellery Group Ltd	211,400	379
CPMC Holdings Ltd	57,000	29
Fairwood Holdings Ltd	13,500	29

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Goodbaby International Holdings Ltd *	215,000	$32
Industrial & Commercial Bank of China Ltd, Cl H	1,251,000	659
Inner Mongolia Yitai Coal Co Ltd, Cl H	31,000	21
Johnson Electric Holdings Ltd	19,000	41
Launch Tech Co Ltd, Cl H *	100,000	35
Lee & Man Paper Manufacturing Ltd	197,000	136
Lenovo Group Ltd	240,000	244
Lion Rock Group Ltd	134,180	14
Midland Holdings Ltd *	468,304	68
Nameson Holdings Ltd	94,000	6
Orient Overseas International Ltd	3,000	57
PAX Global Technology Ltd	137,000	107
Samsonite International SA *	640,330	1,195
Sands China Ltd *	274,000	635
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	250,000	455
Shenguan Holdings Group Ltd	732,000	39
SITC International Holdings Co Ltd	76,000	304
Stella International Holdings Ltd	34,500	37
TCL Electronics Holdings Ltd *	106,000	56
Tencent Holdings Ltd	11,200	661
Texwinca Holdings Ltd	662,000	142
Time Watch Investments Ltd *	263,233	26
TK Group Holdings Ltd	30,000	10
Topsports International Holdings Ltd	758,000	877
Xinyi Glass Holdings Ltd	296,000	720
		9,264
Hungary — 0.0%
Waberer's International Nyrt *	2,121	16
India — 2.6%
Andhra Sugars Ltd/The	5,811	46
Century Enka Ltd	8,611	45
Dwarikesh Sugar Industries Ltd	250,799	219
Forbes & Co Ltd *	596	41
GHCL Ltd	17,444	92
HDFC Bank Ltd ADR	12,853	842
Indian Metals & Ferro Alloys Ltd	9,509	96
Kirloskar Pneumatic Co Ltd	6,648	38
KPR Mill Ltd	14,150	100
Monte Carlo Fashions Ltd	8,974	66
Orient Cement Ltd	70,124	146
PTC India Ltd	19,285	28
Redington India Ltd	140,972	276
Reliance Industries Ltd	7,220	231
Sandur Manganese & Iron Ores Ltd/The	2,073	53
Tech Mahindra Ltd	45,474	931
Visaka Industries Ltd	8,216	64
		3,314
Indonesia — 0.0%
Mandala Multifinance Tbk PT	294,300	22

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ireland — 1.3%
CRH PLC	4,210	$202
ICON PLC *	4,669	1,263
James Hardie Industries PLC ADR	3,773	148
		1,613
Israel — 2.2%
Bank Hapoalim BM	30,514	296
Bank Leumi Le-Israel BM	55,983	542
Brill Shoe Industries Ltd *	3,354	52
Check Point Software Technologies Ltd *	10,899	1,213
Duniec Brothers Ltd	1,295	82
ICL Group Ltd	15,840	137
Inmode Ltd *	3,974	302
ZIM Integrated Shipping Services Ltd	3,264	180
		2,804
Italy — 3.3%
Banco BPM SpA	76,415	212
DiaSorin SpA	2,462	523
Emak SpA	40,333	103
Eni SpA	59,434	778
Prysmian SpA	8,409	309
Stellantis NV *	81,813	1,390
UniCredit SpA	69,283	827
		4,142
Japan — 9.2%
Ainavo Holdings Co Ltd	2,175	19
Asahi Group Holdings Ltd	25,300	929
Brother Industries Ltd	6,200	106
Canon Inc	7,300	159
Capcom Co Ltd	12,000	298
Chubu Shiryo Co Ltd	15,200	126
Digital Holdings Inc *	2,600	32
E-Guardian Inc	2,900	88
Fujikura Ltd *	33,400	167
Fujitsu Ltd	5,500	913
Furyu Corp	19,000	212
GLOBERIDE Inc	3,400	103
Himaraya Co Ltd	3,100	25
Hitachi Ltd	22,400	1,311
Hokuhoku Financial Group Inc	5,800	39
Hokuriku Gas Co Ltd	500	14
Ichiyoshi Securities Co Ltd	4,900	27
IwaiCosmo Holdings Inc	7,900	89
Jaccs Co Ltd	2,600	63
Kanefusa Corp	2,300	13
Komehyo Holdings Co Ltd	3,500	41
Kyowa Electronic Instruments Co Ltd	9,800	33
Marubeni Corp	36,100	318
Mitsubishi Electric Corp	21,200	264
Nidec Corp	2,700	307
Nippon Telegraph & Telephone Corp	28,040	770
NJS Co Ltd	1,900	33

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Olympus Corp	8,000	$178
Orient Corp	116,900	127
ORIX Corp	52,500	1,024
Pigeon Corp	5,100	103
Recruit Holdings Co Ltd	5,000	302
Riken Technos Corp	9,200	39
Shimano Inc	900	247
Shin-Etsu Chemical Co Ltd	1,100	182
Shofu Inc	1,600	28
Showa Denko KK	31,600	689
SK-Electronics Co Ltd	6,400	58
SMS Co Ltd *	9,400	350
Sony Group Corp	3,000	363
Space Co Ltd	3,000	24
Sumitomo Mitsui Financial Group Inc	9,800	317
Toei Animation Co Ltd	2,400	345
Tomy Co Ltd	4,000	35
Towa Corp	2,300	64
Trend Micro Inc/Japan *	3,000	173
Tsubakimoto Kogyo Co Ltd	700	24
UNITED Inc/Japan	4,800	82
VT Holdings Co Ltd	23,100	86
Workman Co Ltd	3,100	161
Xebio Holdings Co Ltd	8,900	69
ZIGExN Co Ltd	20,500	55
		11,624
Malaysia — 0.1%
Allianz Malaysia Bhd	15,800	48
DKSH Holdings Malaysia Bhd	30,600	37
Hai-O Enterprise Bhd, Cl O	15,853	7
MKH Bhd	58,400	18
		110
Netherlands — 7.5%
Adyen NV *	100	276
ArcelorMittal SA	26,743	717
ASML Holding NV	3,400	2,660
Brunel International NV	3,087	37
ING Groep NV	103,003	1,410
Koninklijke Philips NV	23,356	815
NN Group NV	32,631	1,606
OCI NV *	17,568	479
SNS Reaal *	1,762	–
Universal Music Group NV	12,005	341
Wolters Kluwer NV	10,740	1,196
		9,537
New Zealand — 0.2%
Briscoe Group Ltd	11,391	51
Eroad Ltd *	6,260	21
Rakon Ltd *	49,213	61
Skellerup Holdings Ltd	13,632	56
Steel & Tube Holdings Ltd	42,973	41

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tourism Holdings Ltd *	7,082	$14
		244
Norway — 1.8%
Aker BP ASA	3,345	105
DNB Bank ASA	55,238	1,196
Equinor ASA	7,790	197
Gjensidige Forsikring ASA	10,675	241
Norsk Hydro ASA	90,033	583
		2,322
Peru — 0.0%
Empresa Siderurgica del Peru SAA	28,617	12
Poland — 0.7%
AB SA	1,137	13
Amica SA	3,217	92
BNPP Bank Polska SA *	952	20
Budimex SA	494	26
Cognor Holding SA	24,049	22
ComArch SA	799	40
Dino Polska SA *	1,650	136
Dom Development SA	1,163	35
ING Bank Slaski SA	742	47
Lubelski Wegiel Bogdanka SA *	23,362	202
Polskie Gornictwo Naftowe i Gazownictwo SA	40,852	55
Powszechna Kasa Oszczednosci Bank Polski SA *	954	10
Stalprodukt SA	672	45
Tim SA/Siechnice	4,165	39
Toya SA	13,420	26
Unimot SA	1,772	18
Wielton SA	10,402	24
		850
Qatar — 0.0%
Qatar National Cement Co QSC	35,899	50
Russia — 0.3%
Sberbank of Russia PJSC ADR	22,376	377
		377
Singapore — 0.3%
Boustead Singapore Ltd	35,165	25
BRC Asia Ltd	77,500	85
Food Empire Holdings Ltd	75,700	43
Geo Energy Resources Ltd	192,600	39
HRnetgroup Ltd	61,100	35
Jardine Cycle & Carriage Ltd	11,800	182
Sing Investments & Finance Ltd	21,700	23
Tiong Seng Holdings Ltd	7,037	1
		433
South Africa — 0.5%
Blue Label Telecoms Ltd *	289,784	87
Clicks Group Ltd	18,355	326
Combined Motor Holdings Ltd	9,481	15
Kumba Iron Ore Ltd	2,690	76

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Metair Investments Ltd	11,852	$20
Mpact Ltd *	37,554	74
Thungela Resources Ltd *	12,474	55
		653
South Korea — 5.5%
Coway Co Ltd	19,373	1,104
CROWNHAITAI Holdings Co Ltd	6,658	43
Dongkuk Industries Co Ltd	13,690	37
Dongwon F&B Co Ltd	1,867	285
Dongwon Industries Co Ltd	327	58
DTR Automotive Corp	4,206	211
Hana Financial Group Inc	11,165	370
Hansol Holdings Co Ltd	13,363	38
KB Financial Group Inc	13,654	610
Kia Corp	3,710	242
LG Electronics Inc	5,983	578
LG Household & Health Care Ltd	221	196
Lotte Confectionery Co Ltd	1,470	138
Lotte Food Co Ltd	204	55
LX Hausys Ltd	2,513	119
LX INTERNATIONAL CORP	11,692	227
Maeil Holdings Co Ltd	10,365	77
NAVER Corp	775	249
POSCO	811	178
Sajodaerim Corp	1,514	29
Samsung Electronics Co Ltd	2,640	158
Samsung Electronics Co Ltd GDR	564	844
Samsung SDI Co Ltd	430	248
SeAH Holdings Corp	282	24
Shinhan Financial Group Co Ltd	16,583	483
S-Oil Corp	3,226	216
Youngone Corp	2,544	83
		6,900
Spain — 0.6%
Banco Bilbao Vizcaya Argentaria SA	51,690	273
Cellnex Telecom SA *	3,475	204
Industria de Diseno Textil SA	9,709	304
		781
Sweden — 1.8%
Assa Abloy AB, Cl B	14,180	396
Atlas Copco AB, Cl A	3,710	227
Evolution AB	930	97
Ferronordic AB	2,393	84
FM Mattsson Mora Group AB, Cl B	1,859	51
Fortnox AB	2,290	138
Getinge AB, Cl B	6,507	272
Hexagon AB, Cl B	27,105	394
Kinnevik AB, Cl B *	9,242	329
Lundin Energy AB	6,985	246
Transtema Group AB *	10,691	62
		2,296

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Switzerland — 5.7%
Alcon Inc	4,000	$312
Cie Financiere Richemont SA, Cl A	2,714	401
Holcim Ltd	23,807	1,143
Kuehne + Nagel International AG	2,144	611
Lonza Group AG	450	361
Nestle SA	4,520	574
Partners Group Holding AG	502	861
Roche Holding AG	4,229	1,643
Sonova Holding AG	1,584	592
Straumann Holding AG	321	678
Zehnder Group AG	889	86
		7,262
Taiwan — 4.6%
Asustek Computer Inc	40,000	504
Capital Securities Corp	212,000	123
Chien Kuo Construction Co Ltd	69,000	34
Coretronic Corp	68,000	193
CTBC Financial Holding Co Ltd	201,000	176
eGalax_eMPIA Technology Inc	25,000	70
Hon Hai Precision Industry Co Ltd	242,000	895
Innolux Corp, Cl A	51,000	32
MediaTek Inc	10,000	362
Nan Ya Plastics Corp	47,000	139
Novatek Microelectronics Corp	20,000	331
Posiflex Technology Inc	16,000	62
Raydium Semiconductor Corp	21,371	383
Realtek Semiconductor Corp	23,000	456
Scientech Corp	62,000	180
Sonix Technology Co Ltd	63,000	209
Taiwan Semiconductor Manufacturing Co Ltd	22,000	467
Taiwan Semiconductor Manufacturing Co Ltd ADR	5,162	605
TPK Holding Co Ltd	203,000	288
Yuanta Financial Holding Co Ltd	325,160	276
		5,785
Thailand — 1.9%
Bangkok Bank PCL	45,100	151
Kang Yong Electric PCL	1,600	17
Kiatnakin Phatra Bank PCL	81,100	138
Lanna Resources PCL	410,900	199
S Kijchai Enterprise PCL	174,100	33
Sea Ltd ADR *	680	196
Siam Commercial Bank PCL/The	351,500	1,276
Team Precision PCL	360,200	51
Thai Stanley Electric PCL	5,400	28
Tisco Financial Group PCL	95,800	255
		2,344
Turkey — 0.0%
KOC Holding AS	15,513	33

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Arab Emirates — 0.0%
Ras Al Khaimah Ceramics	55,449	$41
United Kingdom — 11.7%
888 Holdings PLC	7,455	31
Anglo American PLC	13,246	485
Aon PLC, Cl A	1,900	562
Atlassian Corp PLC, Cl A *	2,146	808
BP PLC ADR	19,213	499
Cerillion PLC	3,698	40
CNH Industrial NV	37,810	621
Computacenter PLC	1,190	44
ConvaTec Group PLC	233,029	595
Dechra Pharmaceuticals PLC	5,026	338
Diageo PLC	8,629	432
Evraz PLC	34,681	266
Exillon Energy PLC *	4,819	3
Ferrexpo PLC	16,544	64
Fresnillo PLC	14,006	169
GlaxoSmithKline PLC ADR	20,473	842
Greencore Group PLC *	197,263	325
Greggs PLC	1,924	76
Gresham Technologies PLC	9,760	22
Gulf Keystone Petroleum Ltd	17,361	40
Hargreaves Services PLC	10,356	59
Impellam Group PLC *	3,091	18
Informa PLC *	140,634	866
Intertek Group PLC	4,599	323
Investec PLC	22,788	114
Kingfisher PLC	272,902	1,141
Linde PLC	760	239
London Stock Exchange Group PLC	3,178	273
Macfarlane Group PLC	19,861	35
Man Group PLC/Jersey	123,332	349
Melrose Industries PLC	529,205	1,007
Mercia Asset Management PLC	54,167	27
NatWest Group PLC	453,389	1,273
Nomad Foods Ltd *	45,710	1,092
Norcros PLC	9,391	37
NWF Group PLC	12,655	36
Prudential PLC	15,628	262
RELX PLC	17,933	550
Sensata Technologies Holding PLC *	8,816	491
Unilever PLC	7,741	396
		14,850
United States — 1.2%
Berry Global Group Inc *	14,558	1,005
Gentex Corp	12,817	441
Globant SA *	440	117
		1,563

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Total Common Stock
(Cost $107,628) ($ Thousands)		$121,855

PREFERRED STOCK — 0.4%
Brazil — 0.2%
Braskem SA (A)	15,412	135
Itau Unibanco Holding SA (A)	35,100	139
XP Inc (A)*	–	–
		274
Germany — 0.2%
Schaeffler AG (A)	21,709	167

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Total Preferred Stock
(Cost $528) ($ Thousands)		$441

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	2,045,356	2,045

Total Cash Equivalent
(Cost $2,045) ($ Thousands)		2,045

Total Investments in Securities — 98.2%
(Cost $110,201) ($ Thousands)		$124,341

A list of the open futures contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	16	Dec-2021	$778	$734	$(27)
FTSE 100 Index	5	Dec-2021	489	469	(12)
S&P TSX 60 Index	1	Dec-2021	207	194	(8)
SPI 200 Index	1	Dec-2021	133	128	(3)
TOPIX Index	4	Dec-2021	704	668	(39)
			$2,311	$2,193	$(89)

Percentages are based on Net Assets of $126,670 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
†	Investment in Affiliated Security (see Note 6).
(A)	No interest rate available.

ADR — American Depositary Receipt
Cl — Class
FTSE— Financial Times Stock Exchange
GDR — Global Depositary Receipt
Ltd. — Limited
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
S&P— Standard & Poor's
SPI — Share Price Index
TOPIX - Tokyo Price Index
TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	19,213	102,642	–	121,855
Preferred Stock	274	167	–	441
Cash Equivalent	2,045	–	–	2,045
Total Investments in Securities	21,532	102,809	–	124,341

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(89)	–	–	(89)
Total Other Financial Instruments	(89)	–	–	(89)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Screened World Equity Ex-US Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 11/30/21	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$2,226	$3,335	$(3,556)	$—	$—	$2,045	2,045,356	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

World Select Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 90.4%
Argentina — 0.0%
Telecom Argentina SA ADR	2,566	$12
YPF SA ADR *	6,000	22
		34
Australia — 0.1%
AGL Energy Ltd	16,300	62
CSL Ltd	251	54
Harvey Norman Holdings Ltd	8,114	29
Lendlease Group	1,996	15
Stockland ‡	4,825	15
Tabcorp Holdings Ltd	11,232	39
		214
Austria — 0.3%
IMMOFINANZ AG	5,296	122
Mayr Melnhof Karton AG	800	155
Oesterreichische Post AG	569	24
Strabag SE	4,494	176
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,400	176
Wienerberger AG	1,919	70
		723
Belgium — 0.2%
Ageas SA/NV	2,200	113
Anheuser-Busch InBev SA/NV	6,131	341
Etablissements Franz Colruyt NV	2,100	97
Sofina	97	45
		596
Brazil — 0.3%
Ambev SA	69,173	197
Cia Brasileira de Distribuicao	72,707	290
Instituto Hermes Pardini SA	3,643	12
Iochpe Maxion *	17,800	45
JBS SA	12,534	79
Telefonica Brasil	19,600	174
		797
Canada — 0.9%
Alimentation Couche-Tard Inc, Cl B	4,500	164
Aritzia *	1,426	56
Bank of Montreal	2,070	215
Bausch Health Cos Inc *	720	17
BCE Inc	382	19
Brookfield Asset Management Inc, Cl A	529	29
Cameco	1,464	34
Canaccord Genuity Group Inc	1,228	13
Canadian Apartment Properties ‡	536	24
Canadian Imperial Bank of Commerce	2,430	270
Canadian National Railway Co	1,167	147
Canadian Natural Resources Ltd	2,060	84
Canadian Tire Corp Ltd, Cl A	1,200	158
Cogeco Communications Inc	1,500	114
Gildan Activewear Inc	3,040	123
iA Financial Corp Inc	522	28

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
IGM Financial Inc	254	$9
Intact Financial Corp	538	66
Keyera Corp	852	19
Loblaw Cos Ltd	4,300	323
National Bank of Canada	1,404	109
North West Co Inc/The	538	14
Open Text Corp	579	27
Richelieu Hardware Ltd	662	22
Ritchie Bros Auctioneers	300	20
Russel Metals Inc	1,056	27
TFI International Inc	1,443	143
Toronto-Dominion Bank/The	1,300	92
Tourmaline Oil Corp	4,336	144
		2,510
Chile — 0.1%
CAP SA	18,628	167
Empresa Nacional de Telecomunicaciones	7,487	26
		193
China — 2.0%
Anhui Anke Biotechnology Group, Cl A	60,888	126
AVIC Electromechanical Systems, Cl A	14,400	38
Bank of Communications Co Ltd, Cl H	337,000	196
BYD Co Ltd, Cl H	11,000	430
China Construction Bank Corp, Cl H	708,000	459
China Petroleum & Chemical Corp, Cl H	194,000	85
China Shenhua Energy Co Ltd, Cl H	137,500	285
China United Network Communications, Cl A	334,400	204
Contemporary Amperex Technology Co Ltd, Cl A	3,800	406
COSCO SHIPPING Holdings Co Ltd, Cl A *	7,800	21
Gigadevice Semiconductor Beijing Inc, Cl A	3,600	85
JD.com Inc ADR *	800	67
JiuGui Liquor Co Ltd, Cl A	8,200	287
Kunlun Energy Co Ltd	12,000	11
Li Auto Inc ADR *	6,100	216
Li Ning Co Ltd	16,543	188
NetEase Inc ADR	1,200	129
NIO Inc ADR *	10,749	421
NXP Semiconductors NV	2,766	618
PICC Property & Casualty Co Ltd	404,000	345
Pinduoduo Inc ADR *	4,100	273
SG Micro, Cl A	5,950	320
Sino Wealth Electronic, Cl A	11,600	139
		5,349
Croatia — 0.0%
Hrvatski Telekom dd	4,451	122
Czech Republic — 0.1%
CEZ AS	3,415	111
Komercni Banka	4,393	168
		279

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Denmark — 0.1%
AP Moller - Maersk A/S, Cl A	16	$45
AP Moller - Maersk A/S, Cl B	10	30
Coloplast A/S, Cl B	253	41
Pandora A/S	144	18
Scandinavian Tobacco Group A/S	8,800	160
		294
Egypt — 0.0%
Oriental Weavers	19,694	11
Telecom Egypt Co	8,383	7
		18
Estonia — 0.1%
Enefit Green *	33,629	151
Tallinna Kaubamaja Grupp AS	10,570	132
		283
Finland — 0.5%
Elisa Oyj, Cl A	741	44
Kesko Oyj, Cl B	1,088	34
Metsa Board Oyj	2,909	28
Neste Oyj	758	36
Nokia Oyj	94,067	526
Orion Oyj, Cl B	298	12
Stora Enso Oyj, Cl R	42,373	713
		1,393
France — 2.7%
Alstom SA	11,380	401
Atos SE	8,314	355
AXA SA	26,025	712
BNP Paribas SA	11,182	691
Bollore SA	2,887	15
Carrefour SA	1,554	26
Cie de Saint-Gobain	12,695	802
Cie Generale des Etablissements Michelin SCA, Cl B	336	49
Credit Agricole SA	1,980	27
Eurazeo SA	297	24
Hermes International	436	811
Kering SA	37	29
L'Oreal SA	34	15
LVMH Moet Hennessy Louis Vuitton SE	292	226
Publicis Groupe SA	12,342	790
Renault	1,001	32
Rexel SA	25,780	470
Sanofi	2,500	236
Societe BIC SA	2,300	118
Societe Generale SA	592	18
TotalEnergies SE	19,037	870
Valeo SA	17,475	502
		7,219
Germany — 2.0%
Allianz SE	5,164	1,116
Aroundtown SA	1,352	8

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BASF SE	11,219	$730
Bayerische Motoren Werke AG	6,381	607
Beiersdorf AG	94	9
Continental AG	3,588	380
Covestro AG	12,063	676
Daimler AG	1,927	180
Deutsche Post AG	3,200	188
Deutsche Telekom AG	29,446	517
HeidelbergCement AG	7,767	515
MTU Aero Engines AG	2,026	375
		5,301
Greece — 0.1%
Alpha Services and Holdings SA *	95,874	112
Fourlis Holdings SA *	19,206	83
		195
Hong Kong — 1.7%
Agricultural Bank of China Ltd, Cl H	1,066,000	351
Alibaba Group Holding Ltd *	30,152	487
Alibaba Group Holding Ltd ADR *	1,978	252
ANTA Sports Products Ltd	1,600	25
Beijing Enterprises Holdings Ltd	87,500	295
Central China Real Estate	154,000	22
China Aoyuan Group Ltd	767,152	214
China Hongqiao Group Ltd	17,500	17
China Merchants Bank Co Ltd, Cl H	2,000	15
China Merchants Land Ltd	166,000	18
China Overseas Grand Oceans Group Ltd	144,598	65
China Railway Signal & Communication Corp Ltd, Cl H	552,000	194
China Resources Power Holdings Co Ltd	30,446	79
China Yongda Automobiles Services Holdings Ltd	58,500	89
Far East Horizon Ltd	179,145	156
Haitian International Holdings Ltd	5,000	14
Hong Kong Exchanges & Clearing Ltd	700	39
Hopson Development Holdings Ltd	420	1
Industrial & Commercial Bank of China Ltd, Cl H	118,000	62
JNBY Design Ltd	25,499	43
Legend Holdings, Cl H	29,587	47
Lenovo Group Ltd	18,000	18
Meituan, Cl B *	6,100	188
New China Life Insurance Co Ltd, Cl H	43,400	116
Nine Dragons Paper Holdings Ltd	13,000	15
People's Insurance Co Group of China Ltd/The, Cl H	593,000	173
PetroChina Co Ltd, Cl H	492,000	214
Powerlong Real Estate Holdings Ltd	81,071	49
Shenzhen Expressway Co Ltd, Cl H	138,000	129
Shougang Fushan Resources Group Ltd	566,000	147
Sun Hung Kai Properties Ltd	5,000	61
Tencent Holdings Ltd	8,590	507

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xinyi Glass Holdings Ltd	38,000	$92
Xinyi Solar Holdings Ltd	6,000	11
Zhongliang Holdings Group	131,500	57
Zhongsheng Group Holdings Ltd	20,500	168
		4,430
Hungary — 0.9%
Magyar Telekom Telecommunications PLC	409,381	522
MOL Hungarian Oil & Gas PLC	67,789	504
OTP Bank Nyrt	10,975	601
Richter Gedeon Nyrt	27,012	712
		2,339
India — 1.5%
Ambuja Cements Ltd	12,451	62
Apollo Hospitals Enterprise	494	37
Bajaj Auto Ltd	241	10
Bajaj Finance Ltd	175	16
Bharti Airtel Ltd *	775	8
Chambal Fertilisers and Chemicals	10,618	51
Divi's Laboratories Ltd	237	15
GAIL India	27,295	47
Grasim Industries Ltd	4,366	96
Hindalco Industries Ltd	9,426	52
Hindustan Petroleum Corp Ltd	76,717	301
ICICI Bank Ltd	1,641	15
Indian Oil Corp Ltd	105,961	167
Infosys Ltd	9,692	221
Infosys Ltd ADR	21,800	492
Jagran Prakashan Ltd *	14,165	12
Jindal Saw Ltd	17,128	23
Jindal Steel & Power Ltd *	11,609	53
JK Tyre & Industries	9,522	16
JSW Steel Ltd	11,995	97
NHPC Ltd	612,000	254
NMDC Ltd	5,593	10
Oil & Natural Gas Corp Ltd	59,050	112
Oil India Ltd	63,500	179
Polyplex	590	15
Power Finance Corp Ltd	158,123	245
Power Grid Corp of India Ltd	3,118	9
Ramkrishna Forgings	786	9
REC Ltd	74,724	134
Reliance Industries Ltd	1,881	60
Steel Authority of India Ltd	220,253	293
Tata Steel Ltd	19,601	279
Tech Mahindra Ltd	383	8
Titan Co Ltd	1,643	52
UltraTech Cement Ltd	845	84
Vedanta Ltd	78,563	354
Wipro Ltd	12,261	104
		3,992
Indonesia — 0.1%
Erajaya Swasembada Tbk PT	2,194,236	95

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Matahari Department Store Tbk PT	154,700	$42
Saratoga Investama Sedaya Tbk PT	466,847	70
		207
Ireland — 0.4%
Accenture PLC, Cl A	77	27
CRH PLC	16,485	790
Flutter Entertainment PLC *	260	35
James Hardie Industries PLC	4,774	186
		1,038
Israel — 0.1%
Bank Hapoalim BM	3,485	34
Bank Leumi Le-Israel BM	3,279	32
Check Point Software Technologies Ltd *	900	100
Mizrahi Tefahot Bank Ltd	837	31
		197
Italy — 0.8%
Amplifon SpA	376	18
Eni SpA	26,584	348
Hera SpA	53,900	207
Infrastrutture Wireless Italiane	1,243	14
Intesa Sanpaolo SpA	264,934	630
Poste Italiane SpA	1,818	23
Sesa SpA	72	14
Telecom Italia SpA/Milano	29,720	15
Terna - Rete Elettrica Nazionale	2,808	21
UniCredit SpA	56,328	672
UnipolSai Assicurazioni SpA	75,012	202
		2,164
Japan — 11.3%
AEON Investment Corp ‡	100	134
Aisin Corp	9,400	341
Alps Alpine Co Ltd	19,600	175
Aoyama Trading Co Ltd	10,900	68
Aozora Bank Ltd	5,700	123
Canon Inc	25,153	549
Central Japan Railway Co	4,000	547
Citizen Watch Co Ltd	69,700	316
Cosel Co Ltd	7,100	56
Credit Saison Co Ltd	42,800	420
CyberAgent Inc	3,513	64
Daibiru Corp	7,900	101
Dai-ichi Life Holdings Inc	39,300	783
Daito Trust Construction Co Ltd	3,401	366
Daiwa Securities Group Inc	2,300	13
DCM Holdings Co Ltd	22,400	206
Dentsu Group	800	25
East Japan Railway Co	10,800	660
Eizo Corp	3,500	121
FANUC Corp	1,800	350
Fuji Electric Co Ltd	200	10
Fuji Media Holdings Inc	17,800	176
FUJIFILM Holdings Corp	5,531	433

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fujitsu Ltd	200	$33
H.U. Group Holdings Inc	5,300	133
Hachijuni Bank Ltd/The	22,300	70
Hirogin Holdings Inc	17,800	97
Hitachi Ltd	400	23
Hokuetsu Corp	23,200	158
Honda Motor Co Ltd	33,200	901
Iida Group Holdings Co Ltd	1,312	27
Ito En	300	18
ITOCHU Corp	400	11
Itochu Enex Co Ltd	22,300	186
J Front Retailing Co Ltd	21,000	170
Japan Lifeline Co Ltd	21,800	202
Japan Post Bank Co Ltd	3,000	24
Japan Tobacco Inc	58,700	1,170
JFE Holdings Inc	30,300	346
JGC Holdings Corp	55,400	460
Kajima Corp	35,700	390
Kao Corp	5,700	290
KDDI Corp	24,600	712
Kirin Holdings Co Ltd	47,000	749
Komeri Co Ltd	11,900	255
K's Holdings Corp	22,000	222
Kuraray Co Ltd	32,100	264
KYORIN Holdings Inc	12,500	185
Lixil Corp	800	20
Mabuchi Motor Co Ltd	2,100	69
Macnica Fuji Electronics Holdings Inc	658	15
Meitec Corp	2,900	169
Mitsubishi Chemical Holdings Corp	21,082	164
Mitsubishi Corp	19,600	579
Mitsubishi Estate Co Ltd	66,100	907
Mitsubishi Gas Chemical Co Inc	2,265	37
Mitsubishi HC Capital Inc	20,200	94
Mitsubishi UFJ Financial Group Inc	83,500	438
Mitsui High-Tec Inc	305	24
Mizuho Financial Group Inc	22,800	279
MS&AD Insurance Group Holdings Inc	10,700	311
NGK Spark Plug Co Ltd	10,700	176
NH Foods Ltd	7,100	241
Nikon Corp	4,382	45
Nippon Paint Holdings Co Ltd	3,100	33
Nippon Steel Corp	58,600	860
Nippon Telegraph & Telephone Corp	46,100	1,266
Nippon Television Holdings Inc	31,900	322
Nippon Yusen KK	526	34
Nishi-Nippon Financial Holdings Inc	23,800	142
Nissan Motor Co Ltd	28,500	140
Nitto Denko Corp	233	16
Nomura Holdings Inc	44,600	186
Nomura Research Institute Ltd	526	23
North Pacific Bank Ltd	37,500	76

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NSK Ltd	50,000	$334
NTT Data Corp	1,287	27
Obayashi Corp	21,400	157
Omron Corp	200	19
Oracle Corp Japan	300	29
Osaka Gas Co Ltd	16,900	270
OSG Corp	12,500	179
Panasonic Corp	3,400	37
Park24 Co Ltd	12,500	176
Rengo Co Ltd	25,400	170
Sawai Group Holdings Co Ltd	6,100	225
Seiko Epson Corp	32,630	523
Seino Holdings	2,200	22
Shionogi & Co Ltd	300	21
Sony Group Corp	10,500	1,272
Stanley Electric	5,300	137
Sumitomo Electric Industries Ltd	55,400	716
Sumitomo Heavy Industries Ltd	8,700	191
Sumitomo Mitsui Financial Group Inc	29,700	961
Sumitomo Mitsui Trust Holdings Inc	22,800	710
Suzuken Co Ltd/Aichi Japan	5,700	154
Takashimaya Co Ltd	12,500	109
Takeda Pharmaceutical Co Ltd	21,400	569
Teijin Ltd	12,400	141
Toho Holdings Co Ltd	11,200	166
Tokyo Electron Ltd	1,273	663
Tokyo Gas Co Ltd	50,900	870
Tokyo Ohka Kogyo Co Ltd	149	9
Toray Industries Inc	73,200	420
Toyota Industries Corp	325	26
Toyota Motor Corp	11,010	193
United Arrows Ltd	6,700	111
Wacoal Holdings Corp	8,000	141
Xebio Holdings Co Ltd	8,900	69
Yamada Holdings Co Ltd	80,400	280
Yamaha Motor Co Ltd	4,710	118
		30,014
Malaysia — 0.2%
Astro Malaysia Holdings	74,900	17
Hong Leong Bank Bhd	3,500	15
Kossan Rubber Industries	52,300	27
Malaysian Pacific Industries Bhd	1,227	15
Nestle Malaysia Bhd	674	21
Petronas Chemicals Group Bhd	42,296	85
RHB Bank Bhd	130,700	164
Supermax Corp Bhd	564,954	254
Telekom Malaysia Bhd	7,600	10
		608
Mexico — 0.1%
Alfa SAB de CV, Cl A	319,666	224
El Puerto de Liverpool	4,865	19
		243

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Netherlands — 1.9%
Akzo Nobel NV	141	$15
APERAM SA	8,380	399
ArcelorMittal SA	15,389	413
ASM International NV	236	106
CNH Industrial NV	64,000	1,047
ING Groep NV	45,833	627
Koninklijke Ahold Delhaize NV	40,427	1,348
NN Group NV	3,000	148
Prosus NV	6,032	478
Signify NV	9,894	447
		5,028
New Zealand — 0.0%
Ryman Healthcare Ltd	2,822	24
Spark New Zealand Ltd	9,720	30
		54
Nigeria — 0.0%
Zenith Bank PLC	273,581	16
Norway — 0.1%
Austevoll Seafood ASA	8,600	93
Europris ASA	2,090	14
Gjensidige Forsikring ASA	469	11
Schibsted ASA, Cl B	286	11
		129
Pakistan — 0.0%
Habib Bank Ltd	52,792	37
Kot Addu Power Co Ltd	146,295	28
PAK Suzuki Motor *	8,400	11
		76
Philippines — 0.1%
DMCI Holdings Inc	1,658,980	268
International Container Terminal Services Inc	5,470	21
LT Group Inc	242,400	51
		340
Poland — 1.2%
Bank Handlowy w Warszawie SA	16,806	235
Bank Polska Kasa Opieki SA	13,072	375
Benefit Systems *	776	119
CAPITEA *	158,863	–
Ciech SA	12,491	127
ComArch SA	2,742	137
Cyfrowy Polsat SA	1,442	12
Grupa Kety SA	1,749	245
Mercator Medical *	604	20
Orange Polska SA *	64,302	133
Powszechna Kasa Oszczednosci Bank Polski SA *	75,853	797
Powszechny Zaklad Ubezpieczen SA	96,623	838
Toya SA	73,963	143
VRG SA *	95,776	87
		3,268

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Portugal — 0.1%
EDP - Energias de Portugal SA	5,249	$29
REN - Redes Energeticas Nacionais SGPS SA	46,500	129
		158
Romania — 0.6%
Banca Transilvania SA	285,332	161
BRD-Groupe Societe Generale SA	102,118	394
Fondul Proprietatea SA	664,205	274
OMV Petrom SA	3,285,348	334
Societatea Nationala de Gaze Naturale ROMGAZ SA	23,000	177
Sphera Franchise Group	35,121	116
		1,456
Russia — 0.9%
Detsky Mir PJSC	68,061	127
Gazprom PJSC	115,015	521
Gazprom PJSC ADR	4,857	43
Inter RAO UES PJSC	2,649,312	152
Magnit PJSC	4,206	329
MMC Norilsk Nickel PJSC	354	103
PhosAgro PJSC GDR	12,000	266
Rosneft Oil Co PJSC	23,283	177
Sberbank of Russia PJSC	102,610	440
Sberbank of Russia PJSC ADR	596	10
X5 Retail Group NV GDR	4,508	126
		2,294
Saudi Arabia — 0.2%
Al Rajhi Bank	7,879	278
Ataa Educational	8,977	146
Bank AlBilad *	1,408	16
Sahara International Petrochemical Co	1,688	17
Saudi Cement Co	565	8
Saudi Industrial Investment Group	1,701	14
		479
Singapore — 0.2%
Best World International Ltd	24,994	25
DBS Group Holdings Ltd	7,000	152
Keppel Corp Ltd	7,800	29
Sheng Siong Group Ltd	9,641	10
Singapore Exchange Ltd	5,300	34
United Overseas Bank Ltd	11,200	207
		457
South Africa — 0.4%
Aspen Pharmacare Holdings Ltd	18,128	269
Barloworld Ltd	14,177	134
DataTec Ltd	5,239	12
KAP Industrial Holdings	27,591	8
Motus Holdings Ltd	11,770	78
MTN Group	3,521	35
PPC Ltd *	121,316	38
Sasol Ltd *	20,884	342
Super Group	4,802	10

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Telkom SA SOC Ltd	50,582	$165
		1,091
South Korea — 1.9%
BNK Financial Group Inc	4,744	32
Chongkundang Holdings Corp	870	50
CJ Corp	283	19
Daou Data Corp	5,757	63
Hana Financial Group Inc	10,328	342
Kakao Corp	428	44
KB Financial Group Inc	5,640	252
KCC	189	44
Korea Real Estate Investment & Trust	28,244	61
KT Corp	12,132	309
KT&G Corp	2,100	145
KUMHOE&C Co Ltd	5,245	48
Kyeryong Construction Industrial Co Ltd	2,783	74
LG HelloVision Co Ltd	6,179	28
LG International Corp	9,741	189
LG Uplus Corp	26,750	304
Osstem Implant Co Ltd	419	40
POSCO	1,556	342
Pyeong Hwa Automotive Co Ltd	3,846	30
Samsung Electronics Co Ltd	11,643	698
Samsung Electronics Co Ltd GDR	960	1,441
SeAH Steel Corp	737	57
Shinhan Financial Group Co Ltd	407	12
SK Square Co Ltd *	2,874	165
SK Telecom Co Ltd	4,446	204
Value Added Technology	373	10
Woongjin Thinkbig	5,799	14
		5,017
Spain — 0.4%
Banco Santander SA	249,384	772
CaixaBank SA	15,689	40
Endesa SA	7,900	176
Financiera Alba	277	15
Industria de Diseno Textil SA	793	25
Telefonica SA	8,264	37
Viscofan SA	573	36
		1,101
Sweden — 0.3%
Autoliv Inc	3,967	381
Axfood AB	942	25
Evolution AB	610	64
Investment Latour, Cl B	960	36
Lundin Energy AB	472	17
Sinch *	674	9
Swedish Match AB	28,200	205
Tele2 AB, Cl B	1,207	17
		754
Switzerland — 1.2%
Cie Financiere Richemont SA, Cl A	5,136	759

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Geberit AG	71	$54
Intershop Holding AG	30	18
Kuehne + Nagel International AG	1,027	292
LEM Holding SA	13	34
Novartis AG	809	64
Partners Group Holding AG	177	304
Roche Holding AG	3,490	1,356
Sonova Holding AG	42	16
Straumann Holding AG	7	15
Swatch Group AG/The	274	15
Swiss Life Holding AG	200	114
Swisscom AG	39	22
		3,063
Taiwan — 2.2%
Asustek Computer Inc	31,000	391
AU Optronics Corp	339,000	242
Avermedia Technologies	16,000	14
Cathay Financial Holding Co Ltd	119,061	257
Chailease Holding Co Ltd	5,896	52
Chicony Electronics Co Ltd	78,000	222
Chunghwa Telecom Co Ltd	26,600	107
Coretronic Corp	54,000	154
Evergreen Marine Taiwan	45,390	202
Feng Hsin Steel Co Ltd	6,349	18
General Interface Solution Holding Ltd	11,000	39
Ginko International Co Ltd	22,014	192
HannStar Display Corp	306,000	168
Hon Hai Precision Industry Co Ltd	50,000	185
Innolux Corp, Cl A	502,000	314
Lien Hwa Industrial Holdings Corp	9,201	19
MediaTek Inc	3,468	126
Nan Ya Printed Circuit Board	3,000	67
Novatek Microelectronics Corp	7,946	132
Pou Chen Corp	109,000	125
Quanta Computer Inc	14,000	43
Realtek Semiconductor Corp	11,029	218
Ruentex Development	5,000	12
Sino-American Silicon Products Inc	25,000	185
SinoPac Financial Holdings Co Ltd	298,000	164
Taishin Financial Holding Co Ltd	40,000	27
Taiwan Semiconductor Manufacturing Co Ltd	86,718	1,843
United Microelectronics Corp	21,000	48
Universal	7,000	11
USI	128,000	144
WPG Holdings Ltd	11,000	20
Yuanta Financial Holding Co Ltd	185,000	157
		5,898
Thailand — 0.2%
Bangkok Bank PCL	35,900	120
Kiatnakin Phatra Bank PCL	91,900	156
Krungthai Card PCL	7,800	13

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sea Ltd ADR *	69	$20
Somboon Advance Technology PCL	19,200	12
Thai Union Group PCL	282,200	165
		486
Turkey — 0.4%
Anadolu Efes Biracilik Ve Malt Sanayii AS	107,134	201
Coca-Cola Icecek AS	15,218	101
KOC Holding AS	92,967	199
Migros Ticaret AS *	65,837	211
Turk Telekomunikasyon AS	147,726	109
Turkiye Petrol Rafinerileri	11,971	136
Vestel Elektronik Sanayi ve Ticaret AS	8,932	19
		976
United Arab Emirates — 0.0%
Dubai Islamic Bank PJSC	14,143	20
United Kingdom — 4.0%
888 Holdings PLC	4,321	18
Adient PLC *	18,400	781
Admiral Group PLC	256	10
AstraZeneca PLC	1,073	118
BAE Systems PLC	26,500	192
Barclays PLC	12,493	30
Berkeley Group Holdings	447	25
BP PLC	171,289	739
British American Tobacco PLC	4,800	159
British Land Co PLC/The ‡	5,708	39
BT Group PLC, Cl A	7,296	15
Evraz PLC	21,791	167
GlaxoSmithKline PLC	48,877	989
Globaltrans Investment PLC GDR	27,819	198
Halyk Savings Bank of Kazakhstan JSC GDR	22,706	365
Imperial Brands PLC	6,300	129
Informa PLC *	96,447	594
Intermediate Capital Group PLC	3,165	88
International Consolidated Airlines Group SA	182,161	308
J Sainsbury PLC	8,740	32
JD Sports Fashion	11,190	33
Kingfisher PLC	2,325	10
Land Securities Group PLC ‡	1,514	14
Linde PLC	3,464	1,102
Lloyds Banking Group PLC	1,147,977	708
London Stock Exchange Group PLC	745	64
M&G PLC	11,692	29
Man Group PLC/Jersey	23,754	67
MD Medical Group Investments PLC GDR	29,105	351
Next PLC	858	90
Nova Ljubljanska Banka dd GDR	13,800	234
Pearson PLC	73,512	578
Persimmon PLC	740	27
Phoenix Group Holdings	2,176	18
Reckitt Benckiser Group PLC	118	9

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Royal Dutch Shell PLC, Cl A	32,982	$688
Spirax-Sarco Engineering PLC	79	16
St James's Place PLC	1,994	41
Tate & Lyle PLC	17,000	142
Taylor Wimpey PLC	8,064	17
Tesco PLC	27,034	99
Travis Perkins PLC	16,423	318
Vodafone Group PLC	31,194	45
Whitbread PLC *	10,312	384
WPP PLC	41,685	575
		10,655
United States — 47.5%
Communication Services — 3.2%
Alphabet Inc, Cl A *	1,067	3,028
Alphabet Inc, Cl C *	336	957
AT&T Inc	47,000	1,073
Comcast Corp, Cl A	6,300	315
Discovery Inc, Cl A *	11,600	270
DISH Network Corp, Cl A *	961	30
Facebook Inc, Cl A *	4,183	1,357
Fox Corp	9,100	325
Interpublic Group of Cos Inc/The	8,785	292
Liberty Broadband Corp, Cl A *	129	20
Liberty Media Corp-Liberty Formula One, Cl C *	1,010	62
Lumen Technologies Inc	4,888	60
News Corp, Cl A	2,043	44
Verizon Communications Inc	11,000	553
Walt Disney Co/The	1,024	148
		8,534
Consumer Discretionary — 8.4%
Abercrombie & Fitch Co, Cl A *	835	30
Advance Auto Parts Inc	7,200	1,589
AutoZone Inc *	923	1,677
Beazer Homes USA Inc *	29,780	585
Best Buy Co Inc	990	106
Crocs Inc *	979	161
Dana Inc	29,390	632
Darden Restaurants Inc	154	21
Designer Brands Inc, Cl A *	51,970	711
Dollar Tree Inc *	9,900	1,325
DR Horton Inc	1,600	156
eBay Inc	17,702	1,194
Foot Locker Inc	12,740	581
Ford Motor Co	9,767	187
Garmin Ltd	1,122	150
Gentex Corp	18,130	624
Hasbro Inc	614	60
Las Vegas Sands Corp *	14,900	531
Lennar Corp, Cl A	8,356	878
Lowe's Cos Inc	11,628	2,844
M/I Homes Inc *	6,780	379

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mattel Inc *	5,520	$117
Murphy USA Inc	1,493	259
Nautilus Inc *	33,950	233
Newell Brands Inc	34,141	733
NIKE Inc, Cl B	7,362	1,246
Royal Caribbean Cruises Ltd *	259	18
Service Corp International/US	4,111	272
Tapestry Inc	13,000	522
Target Corp	5,739	1,399
Taylor Morrison Home Corp, Cl A *	22,690	705
Tenneco Inc, Cl A *	38,800	407
TJX Cos Inc/The	13,610	945
Tractor Supply Co	2,527	569
Ulta Beauty Inc *	346	133
Whirlpool Corp	1,100	239
Yum! Brands Inc	205	25
		22,243
Consumer Staples — 2.6%
Altria Group Inc	3,000	128
Archer-Daniels-Midland Co	5,115	318
Bunge Ltd	714	62
Campbell Soup Co	191	8
Coca-Cola Co/The	2,254	118
Colgate-Palmolive Co	8,474	636
Conagra Brands Inc	26,600	813
Estee Lauder Cos Inc/The, Cl A	1,205	400
General Mills Inc	2,100	130
J M Smucker Co/The	3,200	405
Kellogg Co	3,524	215
Kraft Heinz Co/The	6,500	218
Kroger Co/The	18,352	762
PepsiCo Inc	8,344	1,333
Procter & Gamble Co/The	3,318	480
Tyson Foods Inc, Cl A	3,900	308
United Natural Foods Inc *	8,450	420
Walmart Inc	1,148	161
		6,915
Energy — 2.1%
Baker Hughes Co, Cl A	2,408	56
Chevron Corp	11,600	1,309
Continental Resources Inc/OK	1,156	51
CVR Energy Inc	19,950	312
Delek US Holdings Inc *	14,490	227
Devon Energy Corp	10,532	443
Halliburton Co	1,595	35
HollyFrontier Corp	21,940	709
Kinder Morgan Inc	11,000	170
Liberty Oilfield Services Inc, Cl A *	58,980	543
Murphy Oil Corp	31,900	848
ProPetro Holding Corp *	88,710	729
Schlumberger NV	675	19
		5,451

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 8.4%
Affiliated Managers Group Inc	576	$98
Aflac Inc	14,556	788
Allstate Corp/The	14,400	1,566
Ally Financial Inc	41,564	1,905
American Express Co	2,949	449
American Financial Group Inc/OH	700	94
American International Group Inc	22,800	1,199
Annaly Capital Management Inc ‡	24,400	198
Apollo Global Management Inc, Cl A	851	60
Berkshire Hathaway Inc, Cl B *	1,000	277
BlackRock Inc, Cl A	708	641
Blackstone Inc, Cl A	1,848	261
Brown & Brown Inc	1,124	72
Carlyle Group Inc/The	3,052	167
Citigroup Inc	15,198	968
CME Group Inc, Cl A	4,011	885
Cohen & Steers Inc	317	29
Enova International Inc *	599	23
Equitable Holdings Inc	40,220	1,265
Evercore Inc, Cl A	606	84
Everest Re Group Ltd	800	205
FactSet Research Systems Inc	1,794	841
Goldman Sachs Group Inc/The	761	290
Hartford Financial Services Group Inc/The	3,500	231
Houlihan Lokey Inc, Cl A	837	91
Huntington Bancshares Inc/OH	606	9
Intercorp Financial Services Inc	1,000	29
Investors Bancorp Inc	8,400	125
Janus Henderson Group PLC	2,490	106
Kearny Financial Corp/MD	19,000	242
KeyCorp	1,303	29
Lincoln National Corp	8,153	541
Moelis & Co, Cl A	830	51
Moody's Corp	6,816	2,663
Morgan Stanley	827	78
MSCI Inc, Cl A	2,315	1,457
Northern Trust Corp	201	23
Oaktree Specialty Lending Corp	24,500	180
OneMain Holdings Inc, Cl A	1,296	65
Progressive Corp/The	9,203	855
Prudential Financial Inc	188	19
Regions Financial Corp	1,072	24
S&P Global Inc	1,155	526
US Bancorp	13,518	748
Victory Capital Holdings Inc, Cl A	322	11
Wells Fargo & Co	29,700	1,419
Western Alliance Bancorp	1,521	167
Willis Towers Watson PLC	580	131
		22,185
Health Care — 6.8%
AbbVie Inc	1,081	125

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Agilent Technologies Inc	2,621	$396
AmerisourceBergen Corp, Cl A	9,500	1,100
Amgen Inc	1,500	298
Anthem Inc	71	29
Becton Dickinson and Co	3,993	947
Bio-Rad Laboratories Inc, Cl A *	59	44
Bristol-Myers Squibb Co	9,300	499
Cardinal Health Inc	353	16
Cigna Corp	85	16
CVS Health Corp	17,191	1,531
Danaher Corp	1,614	519
Gilead Sciences Inc	3,900	269
HCA Healthcare Inc	240	54
IDEXX Laboratories Inc *	254	155
IQVIA Holdings Inc *	2,703	700
Johnson & Johnson	13,176	2,055
McKesson Corp	1,700	368
Medpace Holdings Inc *	223	46
Merck & Co Inc	17,875	1,339
Mettler-Toledo International Inc *	609	922
Organon & Co	27,790	812
PerkinElmer Inc	870	159
Pfizer Inc	10,200	548
Prestige Consumer Healthcare Inc *	790	44
Quest Diagnostics Inc	2,825	420
ResMed Inc	760	194
Shockwave Medical Inc *	474	85
STAAR Surgical Co *	191	18
Thermo Fisher Scientific Inc	275	174
United Therapeutics Corp *	5,700	1,080
UnitedHealth Group Inc	6,251	2,777
West Pharmaceutical Services Inc	682	302
Zimmer Biomet Holdings Inc	266	32
Zoetis Inc, Cl A	130	29
		18,102
Industrials — 4.9%
Alaska Air Group Inc *	8,640	420
Allison Transmission Holdings Inc, Cl A	5,300	183
AMETEK Inc	100	14
CACI International Inc, Cl A *	768	199
Carrier Global Corp	18,989	1,028
Cintas Corp	298	126
Clarivate PLC *	533	12
Copart Inc *	320	46
Cummins Inc	1,000	210
Curtiss-Wright Corp	4,700	591
Danaos Corp	1,800	124
Dover Corp	529	87
Eaton Corp PLC	412	67
Expeditors International of Washington Inc	2,856	347
Fluor Corp *	23,570	521
Fortive Corp	255	19

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
General Electric Co	169	$16
Graco Inc	11,294	823
Greenbrier Cos Inc/The	7,840	313
Hawaiian Holdings Inc *	26,680	488
Herman Miller Inc	13,900	527
Jacobs Engineering Group Inc	526	75
Kansas City Southern	278	81
Korn Ferry	815	59
L3Harris Technologies Inc	1,275	267
Leidos Holdings Inc	702	62
Lockheed Martin Corp	500	167
Manitowoc Co Inc/The *	15,000	286
Meritor Inc *	23,290	589
Middleby Corp/The *	4,665	815
Northrop Grumman Corp	600	209
Old Dominion Freight Line Inc	294	104
Otis Worldwide Corp	9,127	734
Parker-Hannifin Corp	3,274	989
Plug Power Inc *	628	25
Robert Half International Inc	2,193	244
Rockwell Automation Inc	677	228
Saia Inc *	287	95
Trane Technologies PLC	1,108	207
Union Pacific Corp	4,920	1,159
United Rentals Inc *	23	8
Verisk Analytics Inc, Cl A	98	22
Wabash National Corp	28,340	473
		13,059
Information Technology — 8.4%
Advanced Micro Devices Inc *	516	82
Amdocs Ltd	6,000	419
Amphenol Corp, Cl A	4,930	397
Analog Devices Inc	5,730	1,033
Apple Inc	13,457	2,224
Arrow Electronics Inc *	775	94
Automatic Data Processing Inc	165	38
Broadridge Financial Solutions Inc	139	23
CDW Corp/DE	235	45
Cisco Systems Inc/Delaware	4,700	258
Cloudflare Inc, Cl A *	97	18
Cognizant Technology Solutions Corp, Cl A	1,200	94
Corning Inc	3,089	115
DXC Technology Co *	52,980	1,589
EPAM Systems Inc *	54	33
Fidelity National Information Services Inc	220	23
Fortinet Inc *	234	78
Gartner Inc *	1,426	445
HP Inc	728	26
Intel Corp	34,250	1,685
International Business Machines Corp	11,338	1,328
Intuit Inc	923	602
Juniper Networks Inc	5,200	162

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
KLA Corp	1,507	$615
Kyndryl Holdings *	2,180	35
Lam Research Corp	1,657	1,126
Manhattan Associates Inc *	1,001	156
Mastercard Inc, Cl A	3,932	1,238
Microsoft Corp	13,142	4,345
Motorola Solutions Inc	655	166
NortonLifeLock Inc	4,608	114
Oracle Corp	21,432	1,945
Paychex Inc	212	25
Perficient Inc *	488	67
QUALCOMM Inc	599	108
Seagate Technology Holdings PLC	4,375	449
Skyworks Solutions Inc	638	97
SolarEdge Technologies Inc *	30	10
SS&C Technologies Holdings Inc	239	18
Texas Instruments Inc	1,818	350
VeriSign Inc *	92	22
Western Union Co/The	12,216	193
Workiva Inc, Cl A *	597	83
Xilinx Inc	886	202
Zebra Technologies Corp, Cl A *	212	125
		22,300
Materials — 1.6%
Air Products and Chemicals Inc	159	46
Berry Global Group Inc *	2,400	166
Ecolab Inc	1,972	437
Packaging Corp of America	5,445	711
Pactiv Evergreen Inc	39,480	490
Reliance Steel & Aluminum Co	4,942	734
Sealed Air Corp	2,478	154
Sherwin-Williams Co/The	4,447	1,473
Silgan Holdings Inc	3,000	124
Westrock Co	587	25
		4,360
Real Estate — 0.4%
Acadia Realty Trust ‡	1,419	29
Brandywine Realty Trust ‡	10,000	128
Duke Realty Corp ‡	435	25
Essex Property Trust Inc ‡	64	22
Extra Space Storage Inc ‡	282	56
Independence Realty Trust Inc ‡	1,697	42
Invitation Homes Inc ‡	640	26
Jones Lang LaSalle Inc *	709	167
SITE Centers Corp ‡	1,639	25
Spirit Realty Capital Inc ‡	1,993	89
Sun Communities Inc ‡	1,779	335
		944
Utilities — 0.7%
Entergy Corp	900	90
Evergy Inc	3,500	222
National Fuel Gas Co	21,800	1,260

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Otter Tail Corp	2,900	$190
		1,762
		125,855
Total Common Stock
(Cost $192,996) ($ Thousands)		239,423

PREFERRED STOCK — 0.6%
Brazil — 0.2%
Banco do Estado do Rio Grande do Sul SA (A)	11,401	20
Petroleo Brasileiro SA(A)	117,000	613
		633
Germany — 0.4%
Bayerische Motoren Werke AG (A)	399	31
Draegerwerk AG & Co KGaA	2,900	186
Porsche Automobil Holding SE (A)	4,072	340
Volkswagen AG(A)	2,273	411
		968
Total Preferred Stock
(Cost $1,776) ($ Thousands)		1,601

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	5,633,778	5,634

Total Cash Equivalent
(Cost $5,634) ($ Thousands)		5,634

Total Investments in Securities — 93.1%
(Cost $200,406) ($ Thousands)		$246,658

	Contracts
PURCHASED OPTION* — 0.0%
Total Purchased Option (B)
(Cost $29) ($ Thousands)	6,788,968	$33

A list of the open centrally cleared options contracts held by the Fund at November 30, 2021, is as follows:

Description	Number of Contracts	Notional Amount (Thousands) †	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION — 0.0%
Put Option
December 2021, EUR Call JPY Put*	6,788,968	$29	$128	12/18/2021	$33

Total Purchased Option		$29			$33

† Represents cost.

A list of the open futures contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	112	Dec-2021	$5,307	$5,140	$(112)
FTSE 100 Index	17	Dec-2021	1,632	1,592	(20)
Hang Seng Index	8	Jan-2022	1,265	1,205	(60)
MSCI Singapore Index	18	Jan-2022	478	452	(26)
OMX Stockholm 30	29	Dec-2021	763	717	(33)
S&P 500 Index E-MINI	121	Dec-2021	26,902	27,626	724
S&P TSX 60 Index	25	Dec-2021	4,843	4,857	89
SPI 200 Index	25	Dec-2021	3,380	3,204	(67)
			44,570	44,793	495
Short Contracts
MSCI Emerging Markets	(188)	Dec-2021	$(12,026)	$(11,396)	$630
TOPIX Index	(74)	Dec-2021	(13,626)	(12,357)	957
			(25,652)	(23,753)	1,587
			$18,918	$21,040	$2,082

A list of the open forward foreign currency contracts held by the Fund at November 30, 2021, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/13/21	NZD	46	USD	32	$1
Brown Brothers Harriman	12/13/21	NZD	72	USD	49	—
Brown Brothers Harriman	12/13/21	USD	82	SEK	744	—
Brown Brothers Harriman	12/13/21	USD	113	NOK	1,028	—
Brown Brothers Harriman	12/13/21	USD	163	SGD	224	—
Brown Brothers Harriman	12/13/21	USD	209	HKD	1,627	—
Brown Brothers Harriman	12/13/21	USD	9	NZD	13	—
Brown Brothers Harriman	12/13/21	USD	225	NZD	316	(11)
Brown Brothers Harriman	12/13/21	USD	261	DKK	1,725	—
Brown Brothers Harriman	12/13/21	SGD	302	USD	220	—
Brown Brothers Harriman	12/13/21	USD	606	NOK	5,170	(38)
Brown Brothers Harriman	12/13/21	SGD	835	USD	619	10
Brown Brothers Harriman	12/13/21	USD	974	CAD	1,249	—
Brown Brothers Harriman	12/13/21	USD	996	CHF	921	1
Brown Brothers Harriman	12/13/21	USD	1,024	SGD	1,381	(17)
Brown Brothers Harriman	12/13/21	NOK	1,183	USD	130	—
Brown Brothers Harriman	12/13/21	AUD	1,559	USD	1,140	34

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

World Select Equity Fund (Concluded)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/13/21	AUD	2,037	USD	1,444	$—
Brown Brothers Harriman	12/13/21	CHF	2,110	USD	2,278	(3)
Brown Brothers Harriman	12/13/21	GBP	2,199	USD	2,910	—
Brown Brothers Harriman	12/13/21	USD	2,641	DKK	16,948	(75)
Brown Brothers Harriman	12/13/21	USD	2,776	HKD	21,626	(2)
Brown Brothers Harriman	12/13/21	CAD	2,965	USD	2,311	(1)
Brown Brothers Harriman	12/13/21	NOK	3,399	USD	396	23
Brown Brothers Harriman	12/13/21	USD	3,593	SEK	30,767	(200)
Brown Brothers Harriman	12/13/21	DKK	3,986	USD	603	—
Brown Brothers Harriman	12/13/21	CHF	4,010	USD	4,399	63
Brown Brothers Harriman	12/13/21	HKD	5,192	USD	666	—
Brown Brothers Harriman	12/13/21	DKK	5,275	USD	819	20
Brown Brothers Harriman	12/13/21	HKD	5,358	USD	687	—
Brown Brothers Harriman	12/13/21	CAD	5,949	USD	4,768	130
Brown Brothers Harriman	12/13/21	EUR	6,780	USD	7,631	(4)
Brown Brothers Harriman	12/13/21	USD	183	AUD	259	—
Brown Brothers Harriman	12/13/21	USD	6,673	AUD	9,048	(257)
Brown Brothers Harriman	12/13/21	SEK	8,032	USD	933	48
Brown Brothers Harriman	12/13/21	SEK	8,175	USD	901	(1)
Brown Brothers Harriman	12/13/21	USD	9,294	CHF	8,465	(141)
Brown Brothers Harriman	12/13/21	GBP	10,324	USD	13,966	304
Brown Brothers Harriman	12/13/21	USD	10,747	CAD	13,369	(322)
Brown Brothers Harriman	12/13/21	USD	12,401	EUR	11,014	3
Brown Brothers Harriman	12/13/21	USD	16,540	JPY	1,879,020	15
Brown Brothers Harriman	12/13/21	USD	4,149	GBP	3,135	—
Brown Brothers Harriman	12/13/21	USD	14,296	GBP	10,567	(312)
Brown Brothers Harriman	12/13/21	USD	24,748	JPY	2,793,816	(135)
Brown Brothers Harriman	12/13/21	USD	34,543	EUR	29,839	(940)
Brown Brothers Harriman	12/13/21	EUR	36,327	USD	42,081	1,172
Brown Brothers Harriman	12/13/21	JPY	5,402,445	USD	47,860	265
Brown Brothers Harriman	12/13/21	JPY	909,781	USD	7,994	(21)
						$(391)

Percentages are based on Net Assets of $264,802 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)	No interest rate available.
(B)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
DKK — Danish Krone
EUR — Euro
FTSE — Financial Times Stock Exchange
GBP — British Pound Sterling
GDR — Global Depositary Receipt

HKD — Hong Kong Dollar
JPY — Japanese Yen
JSC — Joint-Stock Company
Ltd — Limited
MSCI — Morgan Stanley Capital International
NOK — Norwegian Krone
NZD — New Zealand Dollar
OMX — Offset Market Exchange
PCL — Public Company Limited
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
S&P — Standard & Poor's
SEK — Swedish Krona
SGD — Singapore Dollar
SPI — Share Price Index
TOPIX — Tokyo Price Index
TSX — Toronto Stock Exchange
USD — U.S. Dollar

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	239,283	115	25	239,423
Preferred Stock	1,601	–	–	1,601
Cash Equivalent	5,634	–	–	5,634
Total Investments in Securities	246,518	115	25	246,658

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Option	33	–	–	33
Futures Contracts*
Unrealized Appreciation	2,400	–	–	2,400
Unrealized Depreciation	(318)	–	–	(318)
Forwards Contracts*
Unrealized Appreciation	–	2,089	–	2,089

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Unrealized Depreciation	–	(2,480)	–	(2,480)
Total Other Financial Instruments	2,115	(391)	–	1,724

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2021, there were transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$4,159	$28,380	$(26,905)	$-	$-	$5,634	5,633,778	$-	$-

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.3%
Argentina — 0.3%
Corp America Airports SA *	266,076	$1,532
MercadoLibre Inc *	1,453	1,727
		3,259
Austria — 0.1%
Vienna Insurance Group AG Wiener Versicherung Gruppe	26,645	734
Bangladesh — 0.2%
BRAC Bank Ltd	4,382,570	2,776
Brazil — 2.8%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA *	218,400	285
Ambev SA	336,600	958
Banco do Brasil SA	805,654	4,520
Banco Santander Brasil SA	239,400	1,400
Cia Brasileira de Aluminio *	606,700	1,307
Cosan SA	648,200	2,438
CPFL Energia SA	290,600	1,360
CSN Mineracao SA	1,298,000	1,374
Empreendimentos Pague Menos S *	517,000	752
Gerdau SA ADR	318,237	1,438
Hapvida Participacoes e Investimentos SA	664,500	1,287
JBS SA	471,300	2,963
Magazine Luiza SA	1,005,300	1,383
Marfrig Global Foods SA	120,600	502
Notre Dame Intermedica Participacoes SA	134,900	1,471
Petroleo Brasileiro SA ADR, Cl A	241,526	2,500
Santos Brasil Participacoes SA *	1,527,500	1,604
Sinqia	275,000	748
SLC Agricola SA	80,800	548
TIM SA/Brazil	656,900	1,601
Ultrapar Participacoes SA	187,100	474
Vale SA ADR, Cl B	92,595	1,145
Vibra Energia	174,000	670
XP Inc, Cl A *	50,325	1,443
		34,171
Canada — 1.5%
Capstone Mining Corp *	400,579	1,958
Dundee Precious Metals Inc	254,617	1,614
Endeavour Mining	89,519	2,091
ERO Copper Corp *	45,876	740
First Quantum Minerals Ltd	154,645	3,283
Gran Tierra Energy Inc *	1,076,244	721
Ivanhoe Mines Ltd, Cl A *	409,242	3,235
Neo Performance Materials Inc	136,106	2,247
Parex Resources Inc	116,193	1,855
		17,744
Chile — 0.8%
Banco Santander Chile ADR	163,348	2,893
Cia Cervecerias Unidas SA ADR	73,032	1,173
Falabella SA	602,639	1,852

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Quinenco SA	398,310	$768
Sociedad Quimica y Minera de Chile SA ADR	51,655	3,216
		9,902
China — 9.6%
360 DigiTech Inc ADR	52,461	1,221
Autohome Inc ADR	45,838	1,566
Baidu Inc ADR *	11,477	1,720
Bank of Communications Co Ltd, Cl H	2,368,000	1,376
Beijing Kingsoft Office Software, Cl A	34,684	1,468
BYD Co Ltd, Cl H	71,000	2,774
China Coal Energy Co Ltd, Cl H	886,000	444
China Construction Bank Corp, Cl H	18,648,000	12,095
China Everbright Bank Co Ltd, Cl H	2,152,000	739
China Jushi, Cl A	795,181	2,175
China Life Insurance Co Ltd, Cl H	649,000	1,065
China Medical System Holdings Ltd	1,999,000	3,289
China National Building Material Co Ltd, Cl H	884,000	954
China Petroleum & Chemical Corp, Cl H	4,396,000	1,914
China Railway Group Ltd, Cl H	1,329,000	632
Chongqing Zhifei Biological Products Co Ltd, Cl A	48,400	976
Contemporary Amperex Technology Co Ltd, Cl A	23,320	2,491
COSCO SHIPPING Holdings Co Ltd, Cl H *	1,235,550	2,111
Daqin Railway Co Ltd, Cl A	726,045	693
Daqo New Energy ADR *	5,293	303
Dongfeng Motor Group Co Ltd, Cl H	2,822,000	2,622
FinVolution Group ADR	69,689	409
Guangzhou GRG Metrology & Test Co Ltd, Cl A *	428,575	1,796
Haier Smart Home Co Ltd, Cl H	1,069,200	4,005
Hangzhou Robam Appliances Co Ltd, Cl A	187,377	923
Hundsun Technologies Inc, Cl A	168,580	1,542
JD.com Inc ADR *	40,563	3,412
Jiangxi Copper, Cl H	296,000	472
Kingdee International Software Group Co Ltd	667,000	2,016
Kunlun Energy Co Ltd	3,336,000	3,141
Kweichow Moutai Co Ltd, Cl A	5,375	1,623
Li Ning Co Ltd	655,500	7,436
Lufax Holding Ltd ADR *	225,491	1,439
NetEase Inc ADR	79,467	8,561
PICC Property & Casualty Co Ltd	4,812,000	4,115
Pinduoduo Inc ADR *	16,309	1,085
Ping An Insurance Group Co of China Ltd, Cl A	263,100	1,991
Ping An Insurance Group Co of China Ltd, Cl H	525,000	3,631
Power Construction Corp of China, Cl A	561,326	580
Shandong Pharmaceutical Glass Co Ltd	239,600	1,679
Shenzhen Overseas Chinese Town, Cl A	1,382,900	1,285
Shenzhou International Group Holdings Ltd	224,200	4,212

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sinopec Engineering Group Co Ltd, Cl H	1,948,500	$949
Tongwei Co Ltd, Cl A	254,095	1,780
Vipshop Holdings Ltd ADR *	135,910	1,328
Weichai Power Co Ltd, Cl H	2,165,000	3,846
Wuhu Sanqi Interactive Entertainment Network Technology Group Co Ltd, Cl A	900,300	3,320
Wuliangye Yibin Co Ltd, Cl A	134,715	4,582
Xtep International Holdings Ltd	537,000	729
Zhejiang Expressway Co Ltd, Cl H	2,146,000	2,024
		116,539
Colombia — 0.1%
Grupo de Inversiones Suramericana SA	189,851	1,189
Czech Republic — 0.1%
Moneta Money Bank AS *	224,539	954
Egypt — 0.2%
Commercial International Bank Egypt SAE GDR *	466,948	1,452
Palm Hills Developments SAE	8,000,000	915
		2,367
Greece — 0.9%
Alpha Services and Holdings SA *	1,083,156	1,265
Eurobank Ergasias Services and Holdings SA *	2,435,600	2,390
Mytilineos Holdings	49,864	813
National Bank of Greece SA *	1,264,636	3,733
OPAP SA	39,158	539
Piraeus Financial Holdings SA *	1,308,487	1,866
Star Bulk Carriers Corp	31,813	668
		11,274
Hong Kong — 11.7%
Agricultural Bank of China Ltd, Cl H	12,897,000	4,249
AIA Group Ltd	456,240	4,803
Alibaba Group Holding Ltd ADR *	83,737	10,679
Anhui Conch Cement Co Ltd, Cl H	565,000	2,568
Bank of China Ltd, Cl H	7,401,000	2,570
Beijing Enterprises Holdings Ltd	644,500	2,176
Beijing Enterprises Water Group Ltd	2,012,000	750
Bosideng International Holdings Ltd	1,498,000	1,054
China Datang Renewable Power, Cl H	6,297,000	2,433
China Everbright Environment Group Ltd	1,614,000	1,071
China Feihe	1,278,000	1,705
China Lesso Group Holdings Ltd	1,793,000	2,627
China Meidong Auto Holdings Ltd	480,000	2,327
China Mengniu Dairy Co Ltd	896,000	4,990
China Merchants Port Holdings Co Ltd	1,362,000	2,097
China Power International Development	4,743,000	2,422
China Resources Land Ltd	1,712,000	7,122
China Resources Pharmaceutical Group Ltd	3,446,000	1,500
CIMC Enric Holdings Ltd	2,242,000	3,070
CITIC Ltd	1,609,000	1,447
Ganfeng Lithium, Cl H	59,147	1,152
Guangzhou Automobile Group Co Ltd, Cl H	3,612,000	3,693

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrial & Commercial Bank of China Ltd, Cl H	10,835,000	$5,709
Kingboard Laminates Holdings Ltd	1,619,000	2,864
Lenovo Group Ltd	4,248,000	4,314
Meituan, Cl B *	69,100	2,126
Nine Dragons Paper Holdings Ltd	1,016,000	1,142
PAX Global Technology Ltd	1,590,000	1,237
PetroChina Co Ltd, Cl H	4,264,000	1,852
Sany Heavy Equipment International Holdings Co Ltd	897,000	934
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	1,474,000	2,685
Techtronic Industries Co Ltd	250,500	5,137
Tencent Holdings Ltd	351,881	20,772
Towngas China Co Ltd	3,711,000	2,515
Uni-President China Holdings Ltd	628,000	618
Vinda International Holdings Ltd	498,000	1,352
WH Group Ltd	2,172,815	1,363
WuXi AppTec Co Ltd, Cl H	173,944	3,883
Wuxi Biologics Cayman Inc *	197,500	2,707
Xinyi Glass Holdings Ltd	391,000	951
Xinyi Solar Holdings Ltd	2,495,000	4,575
Yadea Group Holdings Ltd	1,874,000	3,371
Zhongsheng Group Holdings Ltd	570,000	4,686
		141,298
Hungary — 0.6%
OTP Bank Nyrt	66,216	3,630
Richter Gedeon Nyrt	146,397	3,858
		7,488
India — 10.4%
Apollo Tyres Ltd	393,664	1,070
Asian Paints Ltd	38,617	1,616
Aster DM Healthcare *	525,490	1,346
Astral Ltd	38,160	1,118
Avenue Supermarts Ltd, Cl A *	23,416	1,470
Bajaj Electricals Ltd *	34,652	496
Balkrishna Industries	23,965	693
Bata India Ltd	49,463	1,236
Cipla Ltd/India	87,056	1,126
Computer Age Management Services	33,269	1,364
Container Corp Of India Ltd	60,905	502
Dabur India	105,573	837
Divi's Laboratories Ltd	76,902	4,996
Dr Lal PathLabs Ltd	55,669	2,808
Finolex Cables Ltd	243,317	1,839
GAIL India	1,205,784	2,085
Godrej Properties Ltd *	69,734	1,853
HCL Technologies Ltd	241,799	3,664
HDFC Bank Ltd	165,967	3,278
HDFC Bank Ltd ADR	14,816	970
Heritage Foods	165,548	946
Hero MotoCorp Ltd	73,251	2,387

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hindalco Industries Ltd	756,326	$4,132
Hindustan Petroleum Corp Ltd	249,061	978
Housing Development Finance Corp Ltd	90,759	3,228
ICICI Bank Ltd ADR	376,218	6,945
Indian Energy Exchange Ltd	300,119	2,978
Infosys Ltd	188,295	4,283
Infosys Ltd ADR	209,758	4,736
Ipca Laboratories Ltd	68,249	1,910
ITC Ltd	195,469	574
Kotak Mahindra Bank Ltd	196,012	5,111
KPIT Technologies	602,615	3,969
LIC Housing Finance Ltd	205,535	1,016
Marico	48,338	347
NCC Ltd/India	1,051,766	990
Oil & Natural Gas Corp Ltd	728,076	1,375
Persistent Systems Ltd	23,123	1,275
Petronet LNG Ltd	1,534,609	4,490
PI Industries	42,751	1,630
PNC Infratech Ltd	500,898	2,048
PTC India Ltd	1,733,834	2,558
Quess	191,513	2,280
REC Ltd	547,946	980
Shriram Transport Finance Co Ltd	100,046	1,868
State Bank of India	358,927	2,196
Sun Pharmaceutical Industries	217,271	2,178
Tata Consultancy Services Ltd	76,287	3,579
Tata Consumer Products Ltd	64,382	667
Tata Steel Ltd	156,145	2,223
Tech Mahindra Ltd	108,897	2,229
Titan Co Ltd	18,559	586
UltraTech Cement Ltd	14,136	1,399
UPL Ltd	350,457	3,177
Varun Beverages Ltd	257,512	3,064
VST Tillers Tractors	49,667	1,914
WNS Holdings Ltd ADR *	62,487	5,253
		125,866
Indonesia — 3.5%
AKR Corporindo	6,732,100	1,866
Aneka Tambang Tbk	19,709,000	3,145
Astra International Tbk PT	3,467,500	1,399
Avia Avian *	120,000,000	7,792
Bank Central Asia Tbk PT	5,075,500	2,585
Bank Rakyat Indonesia Persero Tbk PT	12,643,527	3,611
Bank Tabungan Negara Persero Tbk PT *	7,351,100	877
Cisarua Mountain Dairy TBK *	11,500,000	2,473
Erajaya Swasembada Tbk PT	24,371,700	1,055
Indofood Sukses Makmur Tbk PT	3,485,600	1,536
Matahari Department Store Tbk PT	7,678,700	2,107
Medikaloka Hermina Tbk PT	77,974,500	5,403
Merdeka Copper Gold Tbk PT *	9,538,500	2,431
Pakuwon Jati Tbk PT	81,229,684	2,798

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ultrajaya Milk Industry & Trading Co Tbk PT	31,400,000	$3,467
		42,545
Kenya — 0.2%
ARM Cement Ltd *	10	–
Equity Group Holdings PLC/Kenya	5,792,163	2,522
		2,522
Malaysia — 0.1%
CIMB Group Holdings Bhd	604,500	744
Mexico — 2.1%
America Movil SAB de CV ADR, Cl L	106,787	1,860
Arca Continental SAB de CV	156,948	955
Banco del Bajio SA	856,700	1,443
Cemex SAB de CV ADR	48,842	300
Coca-Cola Femsa SAB de CV	246,537	1,206
GCC	152,500	1,060
Grupo Aeroportuario del Centro Norte SAB de CV, Cl B	353,310	2,000
Grupo Aeroportuario del Sureste SAB de CV ADR	12,744	2,329
Grupo Financiero Banorte SAB de CV, Cl O	839,849	4,992
Grupo Mexico SAB de CV, Ser B	826,101	3,433
Promotora y Operadora de Infraestructura SAB de CV	106,200	730
Wal-Mart de Mexico SAB de CV	1,435,817	4,503
		24,811
Netherlands — 0.5%
BE Semiconductor Industries NV	27,075	2,558
CTP NV	102,773	2,142
VEON Ltd ADR	1,000,310	1,731
		6,431
Nigeria — 0.4%
Zenith Bank PLC	76,698,031	4,440
Pakistan — 0.2%
United Bank Ltd/Pakistan	3,688,509	2,986
Philippines — 2.5%
AllHome Corp	17,413,000	3,284
Alliance Global Group Inc	16,352,210	3,671
Ayala Corp	319,189	5,279
BDO Unibank Inc	1,448,824	3,556
Century Pacific Food	2,522,700	1,351
GT Capital Holdings Inc	308,490	3,493
Metropolitan Bank & Trust Co	1,963,670	1,945
Monde Nissin Corp *	8,915,200	3,008
Robinsons Land Corp	5,772,000	2,083
Wilcon Depot Inc	3,618,200	2,304
		29,974
Poland — 0.9%
Allegro.eu SA *	175,002	1,665
Asseco Poland	79,619	1,692
Bank Polska Kasa Opieki SA	70,757	2,029
Cyfrowy Polsat SA	88,598	753
Dino Polska SA *	23,473	1,931

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
KGHM Polska Miedz SA	26,782	$918
Polski Koncern Naftowy ORLEN SA	42,186	733
Powszechny Zaklad Ubezpieczen SA	85,987	746
		10,467
Qatar — 0.0%
Industries Qatar QSC	131,356	521
Russia — 3.2%
Gazprom PJSC ADR	599,104	5,382
LUKOIL PJSC ADR	122,921	10,839
MMC Norilsk Nickel PJSC ADR	57,237	1,654
Mobile TeleSystems PJSC ADR	350,781	2,810
Moscow Exchange PJSC *	970,410	1,979
Sberbank of Russia PJSC ADR	582,966	9,847
Surgutneftegas PJSC ADR	432,306	2,136
Yandex NV, Cl A *	51,933	3,736
		38,383
Saudi Arabia — 2.0%
Al Rajhi Bank	130,613	4,602
International For Water & Power Projects *	188,299	3,566
Riyad Bank	187,582	1,397
Saudi Arabian Oil Co	92,973	858
Saudi Kayan Petrochemical Co *	309,727	1,376
Saudi National Bank	343,597	5,532
Saudi Tadawul Group Holding *	164,800	4,612
Saudi Telecom Co	48,240	1,426
United Electronics Co	42,724	1,435
		24,804
South Africa — 2.2%
Absa Group Ltd	191,127	1,592
Aspen Pharmacare Holdings Ltd	99,257	1,472
AVI	243,055	1,220
Barloworld Ltd	167,083	1,582
Capitec Bank Holdings Ltd	20,703	2,356
FirstRand Ltd	249,279	865
Gold Fields Ltd	54,706	631
Impala Platinum Holdings Ltd	110,522	1,384
Kumba Iron Ore Ltd	54,373	1,530
Life Healthcare Group Holdings Ltd	949,358	1,392
Mr Price Group Ltd	168,048	2,090
Naspers Ltd, Cl N	37,692	5,782
Old Mutual Ltd	1,316,977	995
Sibanye Stillwater Ltd	399,057	1,236
SPAR Group Ltd/The	44,707	453
Vodacom Group Ltd	185,599	1,551
		26,131
South Korea — 10.2%
AfreecaTV Co Ltd	11,387	1,942
Cheil Worldwide Inc	85,004	1,548
CJ CheilJedang Corp	8,326	2,481
CJ ENM Co Ltd	27,964	3,197
Coway Co Ltd	41,596	2,371
Dentium Co Ltd	21,100	958

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DGB Financial Group Inc	320,123	$2,407
DL E&C Co Ltd *	8,029	750
Douzone Bizon Co Ltd	22,882	1,447
Duk San Neolux Co Ltd *	35,988	1,686
Ecopro	5,911	2,691
Eugene Technology Co Ltd	35,576	1,432
Fila Holdings Corp	15,375	452
GS Holdings Corp	16,473	521
Hana Financial Group Inc	198,081	6,577
Hana Materials Inc	42,158	2,104
Hankook Tire & Technology Co Ltd	31,169	1,003
Hansol Chemical Co Ltd	12,917	3,258
Hanwha Corp	38,795	970
Hyosung TNC Corp	2,451	1,033
Hyundai Marine & Fire Insurance Co Ltd	25,218	487
Hyundai Mipo Dockyard Co Ltd	19,993	1,154
Hyundai Mobis Co Ltd	14,846	2,756
Iljin Materials Co Ltd	18,399	1,980
KB Financial Group Inc	96,873	4,329
KH Vatec *	80,210	1,525
Kia Corp	50,118	3,263
Kolon Industries	10,310	612
KoMiCo Ltd	26,934	1,498
LG Corp	21,079	1,384
LG Electronics Inc	37,507	3,640
LG Household & Health Care Ltd	1,321	1,174
LX Semicon Co Ltd	16,379	1,469
Mando Corp	23,508	1,077
Meritz Fire & Marine Insurance Co Ltd	54,426	1,432
NAVER Corp	13,782	4,429
NCSoft Corp	5,393	3,077
POSCO	12,114	2,666
POSCO ADR	22,314	1,231
PSK Inc	34,875	1,284
Samsung Electro-Mechanics Co Ltd	13,817	1,923
Samsung Electronics Co Ltd	542,844	32,554
SK Hynix Inc	35,795	3,435
SK Square *	19,995	1,145
SK Telecom Co Ltd	30,929	1,420
SKC Co Ltd	13,164	2,180
SL Corp	79,708	2,077
		124,029
Taiwan — 14.4%
Airtac International Group	69,019	2,118
Alchip Technologies Ltd	118,000	4,299
Arcadyan Technology Corp	324,000	1,277
Asustek Computer Inc	81,000	1,021
AU Optronics Corp	1,247,000	890
Bora Pharmaceuticals Co Ltd	153,384	1,087
Chailease Holding Co Ltd	793,670	7,017
ChipMOS Technologies	357,000	590
Chlitina Holding Ltd	226,000	2,017

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CTBC Financial Holding Co Ltd	4,462,000	$3,916
Delta Electronics Inc	424,000	3,888
E Ink Holdings Inc	568,000	2,552
Elite Material	165,000	1,654
Farglory Land Development	497,000	1,152
Fittech *	210,000	1,569
Formosa Plastics Corp	502,000	1,840
Fubon Financial Holding Co Ltd	2,824,700	7,417
Hon Hai Precision Industry Co Ltd	1,080,912	3,998
King Yuan Electronics Co Ltd	276,000	431
Lite-On Technology Corp	623,862	1,348
Makalot Industrial Co Ltd	187,000	1,560
MediaTek Inc	224,357	8,116
Merida Industry Co Ltd	208,000	2,235
Micro-Star International Co Ltd	646,000	3,787
Nien Made Enterprise Co Ltd	104,000	1,415
Parade Technologies Ltd	33,000	2,508
Pegavision Corp	38,000	618
Powertech Technology Inc	348,000	1,236
Realtek Semiconductor Corp	181,000	3,585
Silergy Corp	55,367	9,323
Sino-American Silicon Products Inc	265,000	1,960
Taishin Financial Holding Co Ltd	1,365,315	912
Taiwan Business Bank	2,898,000	999
Taiwan Cement Corp	709,000	1,170
Taiwan Paiho Ltd	557,000	1,553
Taiwan Semiconductor Manufacturing Co Ltd	2,013,000	42,881
Taiwan Semiconductor Manufacturing Co Ltd ADR	169,024	19,801
Unimicron Technology Corp	270,000	2,206
United Microelectronics Corp	2,497,000	5,710
Voltronic Power Technology Corp	45,950	2,612
Winbond Electronics Corp	1,128,000	1,292
Wiwynn Corp *	89,000	3,361
Yang Ming Marine Transport Corp *	374,000	1,548
Yuanta Financial Holding Co Ltd	4,073,400	3,463
		173,932
Thailand — 2.8%
Advanced Info Service PCL	415,800	2,540
Airports of Thailand PCL	584,100	1,034
Bangkok Chain Hospital	1,239,600	788
Bangkok Life Assurance NVDR	1,133,400	979
Com7 PCL	524,400	1,213
Home Product Center PCL	11,742,945	4,740
JMT Network Services PCL	1,485,700	2,591
Land & Houses	3,988,400	989
Mega Lifesciences	1,237,400	1,948
PTT PCL	1,661,700	1,746
PTT PCL NVDR	3,340,600	3,519
Siam Cement PCL/The	124,800	1,379
Siam City Cement PCL	158,400	736

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sri Trang Agro-Industry PCL	7,505,900	$6,618
Thai Union Group PCL, Cl F	2,336,400	1,368
Tisco Financial Group PCL	313,100	834
VGI PCL	4,720,200	940
		33,962
Turkey — 0.5%
Akbank TAS	2,919,967	1,432
Tofas Turk Otomobil Fabrikasi AS	161,842	1,043
Turkiye Garanti Bankasi AS	4,644,415	3,991
		6,466
United Arab Emirates — 1.9%
Abu Dhabi Commercial Bank PJSC	639,526	1,478
Aldar Properties PJSC	921,798	1,004
Emaar Development PJSC *	4,444,042	5,550
Emaar Properties PJSC	6,109,208	7,774
Fertiglobe *	6,663,353	6,440
First Abu Dhabi Bank PJSC	254,333	1,324
		23,570
United Kingdom — 4.1%
Energean PLC *	436,776	5,144
Halyk Savings Bank of Kazakhstan JSC GDR	405,272	6,520
Hochschild Mining PLC	3,350,660	5,888
NAC Kazatomprom JSC GDR	133,607	5,507
Nova Ljubljanska Banka dd GDR	264,407	4,489
Polymetal International PLC	113,652	2,063
Polyus PJSC GDR	12,887	1,256
SEPLAT Energy	2,850,399	3,127
SolGold PLC *	6,774,749	2,044
TCS Group Holding GDR	18,134	1,750
Tullow Oil PLC *	2,661,939	1,463
Vivo Energy PLC	2,984,617	5,223
WAG Payment Solutions *	1,509,678	2,366
Wizz Air Holdings Plc *	50,468	2,626
		49,466
United States — 1.9%
Coupang, Cl A *	58,094	1,540
Credicorp Ltd	40,171	4,740
EPAM Systems Inc *	10,582	6,440
Fabrinet *	5,879	650
Freshworks, Cl A *	38,587	1,359
Globant SA *	14,209	3,765
IHS Holding *	191,059	2,577
Tecnoglass	48,416	1,490
Zenvia, Cl A *	108,223	856
		23,417
Vietnam — 1.4%
Ho Chi Minh City Development Joint Stock Commercial Bank *	1,964,670	2,632
Hoa Phat Group JSC	926,113	1,992
Military Commercial Joint Stock Bank *	4,649,081	5,928
Vietnam Technological & Commercial Joint Stock Bank *	1,612,520	3,676

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vincom Retail JSC *	2,196,659	$2,887
		17,115
Total Common Stock
(Cost $952,828) ($ Thousands)		1,142,277

PREFERRED STOCK (A) — 1.3%
Brazil — 0.2%
Cia Energetica de Minas Gerais	660,400	1,543
Itausa SA	501,517	860
		2,403
Colombia — 0.1%
Banco Davivienda SA*	215,784	1,639
South Korea — 1.0%
Hyundai Motor Co	37,694	2,903
LG Chem Ltd	11,189	3,037
LG Electronics Inc *	12,631	624
Samsung Electronics Co Ltd	105,300	5,670
		12,234
Total Preferred Stock
(Cost $17,643) ($ Thousands)		16,276

	Number of Participation Notes
PARTICIPATION NOTES — 0.2%
United States — 0.2%
Beijing Huafeng Test & Control Technology Co Ltd, Expires 02/18/2022	33,400	2,850

Total Participation Notes
(Cost $1,620) ($ Thousands)		2,850

	Number of Warrants
WARRANTS — 0.2%
India — 0.2%
Voltas, Expires 05/28/2021 *	134,600	2,135

Total Warrants
(Cost $693) ($ Thousands)		2,135

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Thailand — 0.0%
JMT Network Services PCL, Expires 12/27/2021 *	257,298	$132
Total Rights
(Cost $—) ($ Thousands)		132

	Shares
CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	32,389,662	32,390

Total Cash Equivalent
(Cost $32,390) ($ Thousands)		32,390

Total Investments in Securities — 98.7%
(Cost $1,005,174) ($ Thousands)		$1,196,060

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Emerging Markets Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
MSCI Emerging Markets	546	Dec-2021	$34,573	$33,096	$(1,477)

Percentages are based on Net Assets of $1,211,674 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2021.
†	Investment in Affiliated Security (see Note 6).
(A)	No interest rate available.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
JSC — Joint-Stock Company
Ltd — Limited
MSCI — Morgan Stanley Capital International
NVDR — Non-Voting Depositary Receipt
PCL — Public Company Limited
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
Ser — Series

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	215,793	926,484	–	1,142,277
Preferred Stock	4,042	12,234	–	16,276
Participation Notes	2,850	–	–	2,850
Warrant	–	2,135	–	2,135
Right	132	–	–	132
Cash Equivalent	32,390	–	–	32,390
Total Investments in Securities	255,207	940,853	–	1,196,060

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(1,477)	–	–	(1,477)
Total Other Financial Instruments	(1,477)	–	–	(1,477)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2021, there were transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary the of Fund’s transactions with affiliates for the period ended November 30, 2021 ($ Thousands).

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$63,747	$113,803	$(145,160)	$—	$—	$32,390	32,389,662	$2	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 90.9%

Communication Services — 9.4%
Activision Blizzard Inc	38,800	$2,274
Alphabet Inc, Cl A *	15,145	42,981
Alphabet Inc, Cl C *	14,122	40,234
AT&T Inc	358,219	8,178
Charter Communications Inc, Cl A *	6,400	4,136
Comcast Corp, Cl A	229,900	11,491
Discovery Inc, Cl A *	8,300	193
Discovery Inc, Cl C *	14,019	319
DISH Network Corp, Cl A *	12,801	400
Electronic Arts Inc	14,200	1,764
Fox Corp	23,866	836
Interpublic Group of Cos Inc/The	20,100	667
Live Nation Entertainment Inc *	6,500	693
Lumen Technologies Inc	50,915	628
Match Group Inc *	13,900	1,807
Meta Platforms Inc, Cl A *	119,500	38,773
Netflix Inc *	22,200	14,250
News Corp	6,400	138
News Corp, Cl A	19,300	417
Omnicom Group Inc	10,800	727
Take-Two Interactive Software Inc *	5,800	962
T-Mobile US Inc *	29,365	3,195
Twitter Inc *	40,400	1,775
Verizon Communications Inc	207,800	10,446
ViacomCBS Inc, Cl B	31,140	964
Walt Disney Co/The	91,277	13,226

		201,474
Consumer Discretionary — 12.0%
Advance Auto Parts Inc	3,200	706
Amazon.com Inc *	21,800	76,454
Aptiv PLC *	13,700	2,197
AutoZone Inc *	1,100	1,999
Bath & Body Works Inc	13,200	992
Best Buy Co Inc	11,200	1,197
Booking Holdings Inc *	2,000	4,204
BorgWarner Inc	12,400	537
Caesars Entertainment Inc *	10,700	964
CarMax Inc *	8,200	1,158
Carnival Corp, Cl A *	40,200	708
Chipotle Mexican Grill Inc, Cl A *	1,400	2,301
Darden Restaurants Inc	6,600	910
Dollar General Corp	11,700	2,589
Dollar Tree Inc *	11,684	1,564
Domino's Pizza Inc	1,800	943
DR Horton Inc	16,200	1,583
eBay Inc	32,700	2,206
Etsy Inc *	6,300	1,730
Expedia Group Inc *	7,300	1,176
Ford Motor Co	195,700	3,756
Gap Inc/The	10,600	175

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Garmin Ltd	7,600	$1,015
General Motors Co *	72,700	4,207
Genuine Parts Co	7,251	926
Hanesbrands Inc	18,100	292
Hasbro Inc	6,600	640
Hilton Worldwide Holdings Inc *	13,900	1,878
Home Depot Inc/The	53,332	21,365
Las Vegas Sands Corp *	17,000	606
Leggett & Platt Inc	6,700	271
Lennar Corp, Cl A	13,900	1,460
LKQ Corp	13,800	771
Lowe's Cos Inc	35,469	8,675
Marriott International Inc/MD, Cl A *	13,820	2,039
McDonald's Corp	37,500	9,173
MGM Resorts International	20,400	807
Mohawk Industries Inc *	2,728	458
Newell Brands Inc	20,099	432
NIKE Inc, Cl B	64,100	10,848
Norwegian Cruise Line Holdings Ltd *	18,900	369
NVR Inc *	170	888
O'Reilly Automotive Inc *	3,400	2,170
Penn National Gaming Inc *	7,700	394
Pool Corp	2,000	1,108
PulteGroup Inc	12,800	640
PVH Corp	3,600	384
Ralph Lauren Corp, Cl A	2,500	290
Ross Stores Inc	17,800	1,942
Royal Caribbean Cruises Ltd *	11,200	782
Starbucks Corp	59,100	6,480
Tapestry Inc	13,500	542
Target Corp	24,800	6,047
Tesla Inc *	40,700	46,592
TJX Cos Inc/The	60,400	4,192
Tractor Supply Co	5,800	1,307
Ulta Beauty Inc *	2,800	1,075
Under Armour Inc, Cl A *	10,300	243
Under Armour Inc, Cl C *	10,636	213
VF Corp	16,224	1,164
Whirlpool Corp	3,100	675
Wynn Resorts Ltd *	5,200	421
Yum! Brands Inc	14,700	1,806

		255,636
Consumer Staples — 5.1%
Altria Group Inc	92,000	3,923
Archer-Daniels-Midland Co	27,800	1,729
Brown-Forman Corp, Cl B	8,925	628
Campbell Soup Co	10,500	423
Church & Dwight Co Inc	12,300	1,099
Clorox Co/The	6,300	1,026
Coca-Cola Co/The	195,000	10,228
Colgate-Palmolive Co	42,200	3,166
Conagra Brands Inc	24,000	733

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Constellation Brands Inc, Cl A	8,400	$1,893
Costco Wholesale Corp	22,200	11,974
Estee Lauder Cos Inc/The, Cl A	11,600	3,852
General Mills Inc	30,800	1,903
Hershey Co/The	7,400	1,313
Hormel Foods Corp	14,700	609
J M Smucker Co/The	5,382	681
Kellogg Co	12,600	771
Kimberly-Clark Corp	16,700	2,176
Kraft Heinz Co/The	33,666	1,131
Kroger Co/The	34,100	1,416
Lamb Weston Holdings Inc	7,600	395
McCormick & Co Inc/MD	12,500	1,073
Molson Coors Beverage Co, Cl B	9,700	431
Mondelez International Inc, Cl A	70,000	4,126
Monster Beverage Corp *	19,020	1,593
PepsiCo Inc	69,362	11,083
Philip Morris International Inc	78,100	6,712
Procter & Gamble Co/The	121,936	17,629
Sysco Corp	26,000	1,821
Tyson Foods Inc, Cl A	14,800	1,169
Walgreens Boots Alliance Inc	36,400	1,631
Walmart Inc	71,765	10,092

		108,429
Energy — 2.5%
APA Corp	19,600	505
Baker Hughes Co, Cl A	41,300	964
Chevron Corp	97,082	10,958
ConocoPhillips	67,068	4,704
Coterra Energy Inc, Cl A	41,500	833
Devon Energy Corp	31,500	1,325
Diamondback Energy Inc	8,500	907
EOG Resources Inc	29,100	2,532
Exxon Mobil Corp	212,600	12,722
Halliburton Co	44,700	965
Hess Corp	13,800	1,028
Kinder Morgan Inc	96,777	1,496
Marathon Oil Corp	40,900	633
Marathon Petroleum Corp	32,211	1,960
Occidental Petroleum Corp	44,528	1,320
ONEOK Inc	22,400	1,340
Phillips 66	21,800	1,508
Pioneer Natural Resources Co	11,500	2,051
Schlumberger NV	70,937	2,035
Valero Energy Corp	20,700	1,386
Williams Cos Inc/The	60,400	1,618

		52,790
Financials — 9.8%
Aflac Inc	31,100	1,684
Allstate Corp/The	14,900	1,620
American Express Co	32,200	4,904

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American International Group Inc	43,100	$2,267
Ameriprise Financial Inc	5,700	1,651
Aon PLC, Cl A	11,300	3,342
Arthur J Gallagher & Co	10,400	1,694
Assurant Inc	3,000	456
Bank of America Corp	371,900	16,538
Bank of New York Mellon Corp/The	40,100	2,197
Berkshire Hathaway Inc, Cl B *	92,900	25,705
BlackRock Inc, Cl A	7,141	6,460
Brown & Brown Inc	11,600	747
Capital One Financial Corp	22,200	3,120
Cboe Global Markets Inc	5,500	709
Charles Schwab Corp/The	75,200	5,820
Chubb Ltd	21,926	3,935
Cincinnati Financial Corp	7,500	854
Citigroup Inc	101,600	6,472
Citizens Financial Group Inc	21,400	1,012
CME Group Inc, Cl A	18,000	3,969
Comerica Inc	6,900	570
Discover Financial Services	15,100	1,629
Everest Re Group Ltd	1,900	487
Fifth Third Bancorp	34,600	1,458
First Republic Bank/CA	8,900	1,866
Franklin Resources Inc	14,100	457
Globe Life Inc	4,900	424
Goldman Sachs Group Inc/The	16,900	6,439
Hartford Financial Services Group Inc/The	17,150	1,134
Huntington Bancshares Inc/OH	75,700	1,123
Intercontinental Exchange Inc	28,145	3,679
Invesco Ltd	16,200	362
JPMorgan Chase & Co	149,800	23,793
KeyCorp	48,699	1,093
Lincoln National Corp	8,700	577
Loews Corp	9,900	529
M&T Bank Corp	6,421	941
MarketAxess Holdings Inc	1,900	670
Marsh & McLennan Cos Inc	25,400	4,166
MetLife Inc	36,800	2,159
Moody's Corp	8,047	3,144
Morgan Stanley	73,165	6,938
MSCI Inc, Cl A	4,100	2,581
Nasdaq Inc	5,900	1,199
Northern Trust Corp	10,500	1,215
People's United Financial Inc	21,800	372
PNC Financial Services Group Inc/The	21,300	4,196
Principal Financial Group Inc	12,400	850
Progressive Corp/The	29,200	2,714
Prudential Financial Inc	19,500	1,994
Raymond James Financial Inc	9,150	899
Regions Financial Corp	48,300	1,099
S&P Global Inc	12,100	5,514
SVB Financial Group *	2,900	2,008

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Synchrony Financial	28,511	$1,277
T Rowe Price Group Inc	11,500	2,299
Travelers Cos Inc/The	12,400	1,822
Truist Financial Corp	66,582	3,949
US Bancorp	67,500	3,735
W R Berkley Corp	6,700	514
Wells Fargo & Co	206,100	9,847
Willis Towers Watson PLC	6,395	1,444
Zions Bancorp NA	7,900	498

		208,820
Health Care — 11.5%
Abbott Laboratories	88,939	11,186
AbbVie Inc	88,653	10,220
ABIOMED Inc *	2,300	724
Agilent Technologies Inc	15,300	2,309
Align Technology Inc *	3,700	2,263
AmerisourceBergen Corp, Cl A	7,361	852
Amgen Inc	28,500	5,668
Anthem Inc	12,200	4,956
Baxter International Inc	25,238	1,882
Becton Dickinson and Co	14,337	3,400
Biogen Inc *	7,400	1,744
Bio-Rad Laboratories Inc, Cl A *	1,100	828
Bio-Techne Corp	2,000	944
Boston Scientific Corp *	70,900	2,699
Bristol-Myers Squibb Co	111,400	5,974
Cardinal Health Inc	14,500	670
Catalent Inc *	8,500	1,094
Centene Corp *	29,030	2,073
Cerner Corp	14,600	1,029
Charles River Laboratories International Inc *	2,500	915
Cigna Corp	16,981	3,259
Cooper Cos Inc/The	2,500	941
CVS Health Corp	66,143	5,891
Danaher Corp	31,900	10,260
DaVita Inc *	3,200	302
DENTSPLY SIRONA Inc	10,900	531
Dexcom Inc *	4,800	2,700
Edwards Lifesciences Corp *	31,000	3,327
Eli Lilly & Co	39,867	9,889
Gilead Sciences Inc	62,756	4,326
HCA Healthcare Inc	12,300	2,775
Henry Schein Inc *	6,600	469
Hologic Inc *	12,800	957
Humana Inc	6,500	2,728
IDEXX Laboratories Inc *	4,300	2,615
Illumina Inc *	7,300	2,667
Incyte Corp *	9,100	616
Intuitive Surgical Inc *	17,900	5,806
IQVIA Holdings Inc *	9,700	2,514
Johnson & Johnson	132,200	20,614

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Laboratory Corp of America Holdings *	4,754	$1,356
McKesson Corp	7,736	1,677
Medtronic PLC	67,355	7,187
Merck & Co Inc	127,000	9,513
Mettler-Toledo International Inc *	1,100	1,665
Moderna Inc *	17,600	6,203
Organon & Co	12,990	380
PerkinElmer Inc	5,600	1,020
Pfizer Inc	281,496	15,125
Quest Diagnostics Inc	6,100	907
Regeneron Pharmaceuticals Inc *	5,300	3,374
ResMed Inc	7,300	1,860
STERIS PLC	5,100	1,114
Stryker Corp	16,800	3,975
Teleflex Inc	2,400	714
Thermo Fisher Scientific Inc	19,700	12,467
UnitedHealth Group Inc	47,300	21,012
Universal Health Services Inc, Cl B	4,000	475
Vertex Pharmaceuticals Inc *	12,900	2,411
Viatris Inc, Cl W *	60,474	744
Waters Corp *	3,100	1,017
West Pharmaceutical Services Inc	3,700	1,638
Zimmer Biomet Holdings Inc	10,300	1,232
Zoetis Inc, Cl A	23,767	5,277

		246,960
Industrials — 7.1%
3M Co	29,000	4,931
A O Smith Corp	6,500	514
Alaska Air Group Inc *	6,400	311
Allegion plc	4,233	523
American Airlines Group Inc *	32,800	580
AMETEK Inc	11,700	1,597
Boeing Co/The *	27,600	5,461
Carrier Global Corp	43,779	2,369
Caterpillar Inc	27,400	5,298
CH Robinson Worldwide Inc	6,500	618
Cintas Corp	4,400	1,858
Copart Inc *	10,700	1,553
CSX Corp	112,800	3,910
Cummins Inc	7,200	1,510
Deere & Co	14,200	4,907
Delta Air Lines Inc *	32,300	1,169
Dover Corp	7,200	1,180
Eaton Corp PLC	19,901	3,225
Emerson Electric Co	29,800	2,618
Equifax Inc	6,200	1,728
Expeditors International of Washington Inc	8,500	1,034
Fastenal Co	28,600	1,692
FedEx Corp	12,249	2,822
Fortive Corp	18,024	1,331
Fortune Brands Home & Security Inc	6,600	663
Generac Holdings Inc *	3,200	1,348

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
General Dynamics Corp	11,500	$2,173
General Electric Co	54,999	5,224
Honeywell International Inc	34,600	6,997
Howmet Aerospace Inc	19,966	562
Huntington Ingalls Industries Inc	2,000	355
IDEX Corp	3,800	853
IHS Markit Ltd	20,100	2,569
Illinois Tool Works Inc	14,356	3,333
Ingersoll Rand Inc	20,330	1,186
Jacobs Engineering Group Inc	6,500	927
JB Hunt Transport Services Inc	4,200	803
Johnson Controls International plc	35,603	2,662
Kansas City Southern	4,600	1,338
L3Harris Technologies Inc	10,110	2,114
Leidos Holdings Inc	7,000	615
Lockheed Martin Corp	12,324	4,108
Masco Corp	12,700	837
Nielsen Holdings PLC	18,900	362
Norfolk Southern Corp	12,300	3,263
Northrop Grumman Corp	7,600	2,651
Old Dominion Freight Line Inc	4,600	1,634
Otis Worldwide Corp	21,489	1,728
PACCAR Inc	17,600	1,468
Parker-Hannifin Corp	6,400	1,933
Pentair PLC	8,546	630
Quanta Services Inc	6,800	774
Raytheon Technologies Corp	75,571	6,115
Republic Services Inc, Cl A	10,600	1,402
Robert Half International Inc	5,500	611
Rockwell Automation Inc	5,800	1,950
Rollins Inc	11,825	394
Roper Technologies Inc	5,300	2,460
Snap-on Inc	2,800	577
Southwest Airlines Co *	30,000	1,332
Stanley Black & Decker Inc	8,200	1,433
Textron Inc	11,300	800
Trane Technologies PLC	12,000	2,240
TransDigm Group Inc *	2,600	1,503
Union Pacific Corp	32,700	7,705
United Airlines Holdings Inc *	16,600	701
United Parcel Service Inc, Cl B	36,500	7,240
United Rentals Inc *	3,700	1,253
Verisk Analytics Inc, Cl A	8,200	1,844
Waste Management Inc	19,400	3,117
Westinghouse Air Brake Technologies Corp	9,372	832
WW Grainger Inc	2,200	1,059
Xylem Inc/NY	9,100	1,102

		151,519
Information Technology — 26.6%
Accenture PLC, Cl A	31,800	11,365
Adobe Inc *	23,900	16,009
Advanced Micro Devices Inc *	54,100	8,568

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Akamai Technologies Inc *	8,200	$924
Amphenol Corp, Cl A	30,200	2,434
Analog Devices Inc	26,844	4,839
ANSYS Inc *	4,400	1,722
Apple Inc	787,600	130,190
Applied Materials Inc	45,800	6,741
Arista Networks Inc *	11,200	1,389
Autodesk Inc *	11,000	2,796
Automatic Data Processing Inc	21,200	4,895
Broadcom Inc	20,593	11,402
Broadridge Financial Solutions Inc	5,800	978
Cadence Design Systems Inc *	14,000	2,484
CDW Corp/DE	6,800	1,288
Ceridian HCM Holding Inc *	6,700	733
Cisco Systems Inc/Delaware	211,500	11,599
Citrix Systems Inc	6,400	515
Cognizant Technology Solutions Corp, Cl A	26,200	2,043
Corning Inc	38,500	1,428
DXC Technology Co *	13,138	394
Enphase Energy Inc *	6,700	1,675
F5 Inc *	3,000	683
Fidelity National Information Services Inc	30,800	3,219
Fiserv Inc *	29,800	2,876
FleetCor Technologies Inc *	4,200	870
Fortinet Inc *	6,800	2,258
Gartner Inc *	4,200	1,311
Global Payments Inc	14,572	1,735
Hewlett Packard Enterprise Co	65,400	938
HP Inc	59,800	2,110
Intel Corp	203,600	10,017
International Business Machines Corp	44,858	5,253
Intuit Inc	13,700	8,936
IPG Photonics Corp *	1,900	312
Jack Henry & Associates Inc	3,600	546
Juniper Networks Inc	15,900	495
Keysight Technologies Inc *	9,100	1,770
KLA Corp	7,723	3,152
Lam Research Corp	7,087	4,818
Mastercard Inc, Cl A	43,700	13,762
Microchip Technology Inc	27,600	2,303
Micron Technology Inc	56,400	4,738
Microsoft Corp	376,900	124,599
Monolithic Power Systems Inc	2,200	1,218
Motorola Solutions Inc	8,567	2,169
NetApp Inc	11,100	987
NortonLifeLock Inc	28,000	696
NVIDIA Corp	124,900	40,812
NXP Semiconductors NV	13,400	2,993
Oracle Corp	82,600	7,495
Paychex Inc	15,900	1,895
Paycom Software Inc *	2,400	1,050
PayPal Holdings Inc *	59,000	10,908

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PTC Inc *	5,500	$603
Qorvo Inc *	5,700	833
QUALCOMM Inc	56,600	10,220
salesforce.com *	48,800	13,906
Seagate Technology Holdings PLC	10,400	1,068
ServiceNow Inc *	9,900	6,412
Skyworks Solutions Inc	8,100	1,228
Synopsys Inc *	7,700	2,626
TE Connectivity Ltd	16,400	2,524
Teledyne Technologies Inc *	2,381	989
Teradyne Inc	8,400	1,284
Texas Instruments Inc	46,300	8,907
Trimble Inc *	12,600	1,082
Tyler Technologies Inc *	2,000	1,038
VeriSign Inc *	4,800	1,152
Visa Inc, Cl A	84,600	16,393
Western Digital Corp *	15,403	891
Western Union Co/The	21,200	335
Xilinx Inc	19,500	4,455
Zebra Technologies Corp, Cl A *	2,700	1,590

		570,871
Materials — 2.3%
Air Products and Chemicals Inc	11,000	3,162
Albemarle Corp	5,900	1,572
Amcor PLC	77,188	874
Avery Dennison Corp	4,200	861
Ball Corp	16,200	1,514
Celanese Corp, Cl A	5,600	848
CF Industries Holdings Inc	11,000	667
Corteva Inc	36,505	1,643
Dow Inc	37,071	2,036
DuPont de Nemours Inc	26,340	1,948
Eastman Chemical Co	7,000	730
Ecolab Inc	12,575	2,785
FMC Corp	6,300	631
Freeport-McMoRan Inc, Cl B	74,300	2,755
International Flavors & Fragrances Inc	12,657	1,800
International Paper Co	19,800	901
Linde PLC	25,941	8,253
LyondellBasell Industries NV, Cl A	13,200	1,150
Martin Marietta Materials Inc	3,100	1,251
Mosaic Co/The	18,300	626
Newmont Corp	39,700	2,180
Nucor Corp	14,600	1,551
Packaging Corp of America	4,900	640
PPG Industries Inc	11,800	1,819
Sealed Air Corp	7,900	491
Sherwin-Williams Co/The	12,125	4,016
Vulcan Materials Co	6,700	1,284
Westrock Co	13,241	575

		48,563

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 2.4%
Alexandria Real Estate Equities Inc ‡	7,000	$1,400
American Tower Corp, Cl A ‡	22,847	5,997
AvalonBay Communities Inc ‡	7,100	1,696
Boston Properties Inc ‡	6,900	744
CBRE Group Inc, Cl A *	17,000	1,625
Crown Castle International Corp ‡	21,800	3,960
Digital Realty Trust Inc ‡	14,300	2,399
Duke Realty Corp ‡	18,800	1,096
Equinix Inc ‡	4,457	3,620
Equity Residential ‡	17,100	1,459
Essex Property Trust Inc ‡	3,300	1,120
Extra Space Storage Inc ‡	6,700	1,340
Federal Realty Investment Trust ‡	3,600	441
Healthpeak Properties Inc ‡	27,000	887
Host Hotels & Resorts Inc *‡	36,485	573
Iron Mountain Inc ‡	13,871	630
Kimco Realty Corp ‡	31,700	711
Mid-America Apartment Communities Inc ‡	5,700	1,176
Prologis Inc ‡	36,998	5,577
Public Storage ‡	7,700	2,521
Realty Income Corp ‡	28,000	1,902
Regency Centers Corp ‡	7,300	506
SBA Communications Corp, Cl A ‡	5,500	1,891
Simon Property Group Inc ‡	16,600	2,537
UDR Inc ‡	13,800	783
Ventas Inc ‡	19,600	920
Vornado Realty Trust ‡	8,400	337
Welltower Inc ‡	21,500	1,712
Weyerhaeuser Co ‡	37,827	1,423

		50,983
Utilities — 2.2%
AES Corp/The	33,300	779
Alliant Energy Corp	12,900	707
Ameren Corp	12,800	1,044
American Electric Power Co Inc	25,300	2,051
American Water Works Co Inc	9,200	1,551
Atmos Energy Corp	6,500	587
CenterPoint Energy Inc	29,000	751
CMS Energy Corp	14,500	853
Consolidated Edison Inc	17,700	1,374
Dominion Energy Inc	40,432	2,879
DTE Energy Co	9,800	1,062
Duke Energy Corp	38,830	3,767
Edison International	19,100	1,247
Entergy Corp	10,100	1,013
Evergy Inc	11,699	740
Eversource Energy	17,200	1,415
Exelon Corp	49,500	2,610
FirstEnergy Corp	27,300	1,028
NextEra Energy Inc	98,400	8,539
NiSource Inc	20,600	505

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NRG Energy Inc	12,100	$436
Pinnacle West Capital Corp	5,800	377
PPL Corp	38,600	1,074
Public Service Enterprise Group Inc	25,600	1,600
Sempra Energy	16,200	1,942
Southern Co/The	52,900	3,232
WEC Energy Group Inc	15,962	1,388
Xcel Energy Inc	26,800	1,708

		46,259
Total Common Stock
(Cost $628,166) ($ Thousands)		1,942,304

Total Investments in Securities — 90.9%
(Cost $628,166) ($ Thousands)		$1,942,304

	Contracts
PURCHASED OPTION* — 0.0%
Total Purchased Option (A)
(Cost $1,879) ($ Thousands)	242	$520

PURCHASED SWAPTIONS* — 1.0%
Total Purchased Swaptions (B)
(Cost $17,907) ($ Thousands)	300,563,223	$21,422

WRITTEN OPTION* — (0.0)%
Total Written Option (A)
(Premiums Received $798) ($ Thousands)	(242)	$(155)

A list of the open exchange traded options contracts held by the Fund at November 30, 2021, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)††	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION — 0.0%
Put Options
S&P 500 Index*	242	$1,879	$4,200.00	12/18/2021	520

Total Purchased Option		$1,879			$520
WRITTEN OPTION — (0.0)%
Put Options
S&P 500 Index*	(242)	$(798)	3,750.00	12/18/2021	$(155)

Total Written Option		$(798)			$(155)

†† Represents cost.

A list of the open OTC swaption contracts held by the Fund at November 30, 2021, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 1.0%
Call Swaptions
CMS One Look*	Bank of America Merrill Lynch	191,367,893	$2.00	08/19/2023	$12,419
CMS One Look*	Bank of America Merrill Lynch	109,195,330	$1.99	08/17/2024	9,003
Total Purchased Swaptions		300,563,223			$21,422

A list of the open futures contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
MSCI EAFE Index	278	Dec-2021	$32,940	$31,074	$(1,866)
S&P 500 Index E-MINI	51	Dec-2021	11,909	11,644	(265)
S&P 500 Index E-MINI^	827	Dec-2021	184,108	188,814	4,706
			$228,957	$231,532	$2,575

A list of the open forward foreign currency contracts held by the Fund at November 30, 2021, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/11/22	USD	9,051	SAR	33,968	$3
Bank of America	01/11/22	USD	810	SAR	3,039	—
Bank of America	01/11/22	SAR	440,621	USD	117,311	(137)
						$(134)

A list of OTC swap agreements held by the fund at November 30, 2021, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas^	Bloomberg Commodity Index Total Return	0.10%	Index Return	Quarterly	12/09/2021	USD	(107,523)	$(870)	$–	$(870)
BNP Paribas	S&P 500 Equally Weighted USD Total Return	USD LIBOR 3 MONTHS + 30BPS	Index Return	Quarterly	12/16/2021	USD	(37,633)	192	–	192
								$(678)	$–	$(678)

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2021, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
USD-SOFR-OIS COMPOUND	1.66%	Annually	11/24/2031	USD	224,228	$(1,716)	$–	$(1,716)
1Y CPI-CPURNSA^	2.1475%	Annually	12/10/2030	USD	70,504	8,476	–	8,476
						$6,760	$–	$6,760

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Dynamic Asset Allocation Fund (Concluded)

Percentages are based on Net Assets of $2,136,131 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Refer to table below for details on Options Contracts.
(B)	Refer to table below for details on Swaption Contracts.
^	Security, or a portion thereof, is held by DAA Commodity Strategy Subsidiary, Ltd. as of November 30, 2021.

BPs— Basis Points
Cl — Class
EAFE — Europe, Australasia and Far East
LIBOR— London Interbank Offered Rate
Ltd. — Limited
MSCI — Morgan Stanley Capital International
OTC — Over The Counter
PLC — Public Limited Company
S&P— Standard & Poor's
SAR— Saudi Riyal
Ser — Series
SOFR – Secured Overnight Finance Rate
USD — U.S. Dollar

The following is a list of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,942,304	–	–	1,942,304
Total Investments in Securities	1,942,304	–	–	1,942,304

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	520	–	–	520
Purchased Swaptions	–	21,422	–	21,422
Written Options	(155)	–	–	(155)
Futures Contracts*
Unrealized Appreciation	4,706	–	–	4,706
Unrealized Depreciation	(2,131)	–	–	(2,131)
Forwards Contracts*
Unrealized Appreciation	–	3	–	3
Unrealized Depreciation	–	(137)	–	(137)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	192	–	192
Unrealized Depreciation	–	(870)	–	(870)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	8,476	–	8,476
Unrealized Depreciation	–	(1,716)	–	(1,716)
Total Other Financial Instruments	2,940	27,370	–	30,310

*	Futures contracts, forwards contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund did not hold any divested securities during the six-months ended November 30, 2020.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: February 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: February 8, 2022

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez
Controller & CFO

Date: February 8, 2022